UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in three (3) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Items 1, 6 and 7 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The two companion submissions (the “first companion submission” and the “second companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Items 1, 6 and 7 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1, 6 and 7, the companion submissions will be identical in all material respects to this initial filing.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

 Filed under this submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class

●	PIMCO Dynamic Bond Fund I-2

●	PIMCO Dynamic Bond Fund Class R

●	PIMCO Dynamic Bond Fund I-3

●	PIMCO Extended Duration Fund Institutional Class

●	PIMCO Extended Duration Fund I-2

●	PIMCO GNMA and Government Securities Fund Class A

●	PIMCO GNMA and Government Securities Fund Class C

●	PIMCO GNMA and Government Securities Fund Institutional Class

●	PIMCO GNMA and Government Securities Fund I-2

●	PIMCO GNMA and Government Securities Fund I-3

●	PIMCO Investment Grade Credit Bond Fund Class A

●	PIMCO Investment Grade Credit Bond Fund Administrative Class

●	PIMCO Investment Grade Credit Bond Fund Class C

●	PIMCO Investment Grade Credit Bond Fund Institutional Class

●	PIMCO Investment Grade Credit Bond Fund I-2

●	PIMCO Investment Grade Credit Bond Fund I-3

●	PIMCO Long Duration Total Return Fund Institutional Class

●	PIMCO Long Duration Total Return Fund I-2

●	PIMCO Long Duration Total Return Fund Class A

●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A

●	PIMCO Long-Term U.S. Government Fund Class C

●	PIMCO Long-Term U.S. Government Fund Institutional Class

●	PIMCO Long-Term U.S. Government Fund I-2

●	PIMCO Low Duration Opportunities Fund Class A

●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class

●	PIMCO Low Duration Opportunities Fund I-2

●	PIMCO Moderate Duration Fund Institutional Class

●	PIMCO Moderate Duration Fund I-2

●	PIMCO Mortgage Opportunities and Bond Fund I-3

●	PIMCO Mortgage Opportunities and Bond Fund Class A

●	PIMCO Mortgage Opportunities and Bond Fund Class C

●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class

●	PIMCO Mortgage Opportunities and Bond Fund I-2

●	PIMCO Total Return ESG Fund Administrative Class

●	PIMCO Total Return ESG Fund Institutional Class

●	PIMCO Total Return ESG Fund I-2

●	PIMCO Total Return ESG Fund Class A

●	PIMCO Total Return ESG Fund Class C

●	PIMCO Total Return ESG Fund I-3

●	PIMCO Total Return Fund II Institutional Class

●	PIMCO Total Return Fund II I-2

●	PIMCO Total Return Fund IV Class A

●	PIMCO Total Return Fund IV Institutional Class

●	PIMCO Total Return Fund V Institutional Class

●	PIMCO Credit Opportunities Bond Fund Class A

●	PIMCO Credit Opportunities Bond Fund Class C

●	PIMCO Credit Opportunities Bond Fund Institutional Class

●	PIMCO Credit Opportunities Bond Fund I-2

●	PIMCO Diversified Income Fund Class A

●	PIMCO Diversified Income Fund Administrative Class

●	PIMCO Diversified Income Fund Class C

●	PIMCO Diversified Income Fund Institutional Class

●	PIMCO Diversified Income Fund I-2

●	PIMCO Diversified Income Fund I-3

●	PIMCO ESG Income Fund Class A

●	PIMCO ESG Income Fund Class C

●	PIMCO ESG Income Fund Institutional Class

●	PIMCO ESG Income Fund I-2

●	PIMCO ESG Income Fund I-3

●	PIMCO High Yield Fund Class A

●	PIMCO High Yield Fund Administrative Class

●	PIMCO High Yield Fund Class C

●	PIMCO High Yield Fund Institutional Class

●	PIMCO High Yield Fund I-2

●	PIMCO High Yield Fund Class R

●	PIMCO High Yield Fund I-3

●	PIMCO High Yield Spectrum Fund Class A

●	PIMCO High Yield Spectrum Fund Class C

●	PIMCO High Yield Spectrum Fund Institutional Class

●	PIMCO High Yield Spectrum Fund I-2

●	PIMCO High Yield Spectrum Fund I-3

●	PIMCO Long-Term Credit Bond Fund Institutional Class

●	PIMCO Long-Term Credit Bond Fund I-2

●	PIMCO Low Duration Credit Fund Class A

●	PIMCO Low Duration Credit Fund Class C

●	PIMCO Low Duration Credit Fund Institutional Class

●	PIMCO Low Duration Credit Fund I-2

●	PIMCO Low Duration Income Fund Class A

●	PIMCO Low Duration Income Fund Class C

●	PIMCO Low Duration Income Fund Institutional Class

●	PIMCO Low Duration Income Fund I-2

●	PIMCO Low Duration Income Fund I-3

●	PIMCO Low Duration Income Fund Class C-2

●	PIMCO Preferred and Capital Securities Fund Class A

●	PIMCO Preferred and Capital Securities Fund Class C

●	PIMCO Preferred and Capital Securities Fund I-2

●	PIMCO Preferred and Capital Securities Fund Institutional Class

●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A

●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund Institutional Class

●	PIMCO RAE PLUS EMG Fund I-2

●	PIMCO RAE PLUS EMG Fund Class A

●	PIMCO RAE PLUS EMG Fund Class C

●	PIMCO RAE PLUS Fund Class A

●	PIMCO RAE PLUS Fund Class C

●	PIMCO RAE PLUS Fund Institutional Class

●	PIMCO RAE PLUS Fund I-2

●	PIMCO RAE PLUS Fund I-3

●	PIMCO RAE PLUS International Fund Institutional Class

●	PIMCO RAE PLUS International Fund Class A

●	PIMCO RAE PLUS International Fund I-2

●	PIMCO RAE PLUS Small Fund Institutional Class

●	PIMCO RAE PLUS Small Fund Class A

●	PIMCO RAE PLUS Small Fund Class C

●	PIMCO RAE PLUS Small Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A

●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C

●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2

●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund Class A

●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class

●	PIMCO StocksPLUS® Absolute Return Fund I-2

●	PIMCO StocksPLUS® Absolute Return Fund I-3

●	PIMCO StocksPLUS® Fund Class A

●	PIMCO StocksPLUS® Fund Class C

●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2

●	PIMCO StocksPLUS® Fund Class R

●	PIMCO StocksPLUS® Fund I-3

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2

●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3

●	PIMCO StocksPLUS® International Fund (Unhedged) Class A

●	PIMCO StocksPLUS® International Fund (Unhedged) Class C

●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class

●	PIMCO StocksPLUS® International Fund (Unhedged) I-2

●	PIMCO StocksPLUS® International Fund (Unhedged) I-3

●	PIMCO StocksPLUS® Long Duration Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund Class A

●	PIMCO StocksPLUS® Short Fund Class C

●	PIMCO StocksPLUS® Short Fund Institutional Class

●	PIMCO StocksPLUS® Short Fund I-2

●	PIMCO StocksPLUS® Short Fund I-3

●	PIMCO StocksPLUS® Small Fund Class A

●	PIMCO StocksPLUS® Small Fund Class C

●	PIMCO StocksPLUS® Small Fund Institutional Class

●	PIMCO StocksPLUS® Small Fund I-2

●	PIMCO StocksPLUS® Small Fund I-3

●	PIMCO Emerging Markets Bond Fund Class A

●	PIMCO Emerging Markets Bond Fund Class C

●	PIMCO Emerging Markets Bond Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund I-2

●	PIMCO Emerging Markets Bond Fund I-3

●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class

●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2

●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund Class A

●	PIMCO Emerging Markets Local Currency and Bond Fund Class C

●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class

●	PIMCO Emerging Markets Local Currency and Bond Fund I-2

●	PIMCO Emerging Markets Local Currency and Bond Fund I-3

●	PIMCO Global Advantage® Strategy Bond Fund Class A

●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (Unhedged) Class A

●	PIMCO International Bond Fund (Unhedged) Administrative Class

●	PIMCO International Bond Fund (Unhedged) Class C

●	PIMCO International Bond Fund (Unhedged) Institutional Class

●	PIMCO International Bond Fund (Unhedged) I-2

●	PIMCO International Bond Fund (Unhedged) I-3

●	PIMCO California Municipal Intermediate Value Fund Institutional Class

●	PIMCO California Municipal Opportunistic Value Fund Institutional Class

●	PIMCO National Municipal Intermediate Value Fund Institutional Class

●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Income Fund Class A

●	PIMCO Income Fund Administrative Class

●	PIMCO Income Fund Class C

●	PIMCO Income Fund Institutional Class

●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R

●	PIMCO Income Fund I-3

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3

●	PIMCO Total Return Fund Class A

●	PIMCO Total Return Fund Administrative Class

●	PIMCO Total Return Fund Class C

●	PIMCO Total Return Fund Institutional Class

●	PIMCO Total Return Fund I-2

●	PIMCO Total Return Fund Class R

●	PIMCO Total Return Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund I-3

●	PIMCO TRENDS Managed Futures Strategy Fund Class C

●	PIMCO TRENDS Managed Futures Strategy Fund Class A

●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class

●	PIMCO TRENDS Managed Futures Strategy Fund I-2

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO ABS and Short-Term Investments Portfolio

●	PIMCO EM Bond and Short-Term Investments Portfolio

●	PIMCO High Yield and Short-Term Investments Portfolio

●	PIMCO Investment Grade Credit Bond Portfolio

●	PIMCO Long Duration Credit Bond Portfolio

●	PIMCO Low Duration Portfolio

●	PIMCO Moderate Duration Portfolio

●	PIMCO Mortgage and Short-Term Investments Portfolio

●	PIMCO Municipal Portfolio

●	PIMCO Real Return Portfolio

●	PIMCO Sector Funds Series – AM

●	PIMCO Sector Fund Series – H

●	PIMCO Sector Fund Series – I

●	PIMCO Short-Term Portfolio

●	PIMCO Short-Term Floating NAV Portfolio II

●	PIMCO U.S. Government and Short-Term Investments Portfolio

●	PIMCO International Portfolio

●	PIMCO Short Asset Portfolio

●	PIMCO Short-Term Floating NAV Portfolio III

●	PIMCO All Asset: Multi-RAE PLUS Fund

●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund

●	PIMCO CommoditiesPLUS® Strategy Fund Class A

●	PIMCO CommoditiesPLUS® Strategy Fund Class C

●	PIMCO CommoditiesPLUS® Strategy Fund InstitutionalClass

●	PIMCO CommoditiesPLUS® Strategy Fund I-2

●	PIMCO CommoditiesPLUS® Strategy Fund I-3

●	PIMCO CommodityRealReturnStrategy Fund® Class A

●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class

●	PIMCO CommodityRealReturnStrategy Fund® Class C

●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class

●	PIMCO CommodityRealReturnStrategy Fund® I-2

●	PIMCO CommodityRealReturnStrategy Fund® Class R

●	PIMCO CommodityRealReturnStrategy Fund® I-3

●	PIMCO Inflation Response Multi-Asset Fund Class A

●	PIMCO Inflation Response Multi-Asset Fund Institutional Class

●	PIMCO Inflation Response Multi-Asset Fund I-2

●	PIMCO Inflation Response Multi-Asset Fund I-3

●	PIMCO Long-Term Real Return Fund Institutional Class

●	PIMCO Long-Term Real Return Fund I-2

●	PIMCO Real Return Fund Class A

●	PIMCO Real Return Fund Administrative Class

●	PIMCO Real Return Fund Class C

●	PIMCO Real Return Fund Institutional Class

●	PIMCO Real Return Fund I-2

●	PIMCO Real Return Fund Class R

●	PIMCO Real Return Fund I-3

●	PIMCO RealEstateRealReturn Strategy Fund Class A

●	PIMCO RealEstateRealReturn Strategy Fund Class C

●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class

●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3

●	PIMCO Government Money Market Fund Class A

●	PIMCO Government Money Market Fund Class C

●	PIMCO Government Money Market Fund Class M

●	PIMCO Government Money Market Fund I-2

●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class

●	PIMCO Low Duration Fund Class A

●	PIMCO Low Duration Fund Administrative Class

●	PIMCO Low Duration Fund Class C

●	PIMCO Low Duration Fund Institutional Class

●	PIMCO Low Duration Fund I-2

●	PIMCO Low Duration Fund Class R

●	PIMCO Low Duration Fund I-3

●	PIMCO Low Duration Fund Class C-2

●	PIMCO Low Duration Fund II Administrative Class

●	PIMCO Low Duration Fund II Institutional Class

●	PIMCO Low Duration ESG Fund Institutional Class

●	PIMCO Low Duration ESG Fund I-2

●	PIMCO Short Asset Investment Fund Class A

●	PIMCO Short Asset Investment Fund Administrative Class

●	PIMCO Short Asset Investment Fund Institutional Class

●	PIMCO Short Asset Investment Fund I-2

●	PIMCO Short Asset Investment Fund Class M

●	PIMCO Short Asset Investment Fund I-3

●	PIMCO Short-Term Fund Class A

●	PIMCO Short-Term Fund Administrative Class

●	PIMCO Short-Term Fund Class C

●	PIMCO Short-Term Fund Institutional Class

●	PIMCO Short-Term Fund I-2

●	PIMCO Short-Term Fund Class R

●	PIMCO Short-Term Fund I-3

●	PIMCO California Intermediate Municipal Bond Fund Class A

●	PIMCO California Intermediate Municipal Bond Fund Class C

●	PIMCO California Intermediate Municipal Bond Fund Institutional Class

●	PIMCO California Intermediate Municipal Bond Fund I-2

●	PIMCO California Municipal Bond Fund Class A

●	PIMCO California Municipal Bond Fund Class C

●	PIMCO California Municipal Bond Fund Institutional Class

●	PIMCO California Municipal Bond Fund I-2

●	PIMCO California Short Duration Municipal Income Fund Class A

●	PIMCO California Short Duration Municipal Income Fund Institutional Class

●	PIMCO California Short Duration Municipal Income Fund I-2

●	PIMCO High Yield Municipal Bond Fund Class A

●	PIMCO High Yield Municipal Bond Fund Class C

●	PIMCO High Yield Municipal Bond Fund Institutional Class

●	PIMCO High Yield Municipal Bond Fund I-2

●	PIMCO High Yield Municipal Bond Fund I-3

●	PIMCO Municipal Bond Fund Class A

●	PIMCO Municipal Bond Fund Class C

●	PIMCO Municipal Bond Fund Institutional Class

●	PIMCO Municipal Bond Fund I-2

●	PIMCO Municipal Bond Fund I-3

●	PIMCO National Intermediate Municipal Bond Fund Class A

●	PIMCO National Intermediate Municipal Bond Fund Class C

●	PIMCO National Intermediate Municipal Bond Fund Institutional Class

●	PIMCO National Intermediate Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund Class A

●	PIMCO New York Municipal Bond Fund Class C

●	PIMCO New York Municipal Bond Fund Institutional Class

●	PIMCO New York Municipal Bond Fund I-2

●	PIMCO New York Municipal Bond Fund I-3

●	PIMCO Short Duration Municipal Income Fund Class A

●	PIMCO Short Duration Municipal Income Fund Class C

●	PIMCO Short Duration Municipal Income Fund Institutional Class

●	PIMCO Short Duration Municipal Income Fund I-2

●	PIMCO Short Duration Municipal Income Fund Class C-2

●	PIMCO Short Duration Municipal Income Fund I-3

(b) Not applicable to the Registrant.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	2.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4019TSRSAR_093025

Class C: PAUCX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	3.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PAUCX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4219TSRSAR_093025

I-3: PAUNX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$135	2.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAUNX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2174TSRSAR_093025

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	2.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1860TSRSAR_093025

I-2: PAUPX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$132	2.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$999,010
# of Portfolio Holdings	29
Portfolio Turnover Rate	40%
Total Net Advisory Fees Paid During the Reporting Period	$1,023
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
Affiliated Investments	140.1%
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Low Duration Fund	21.3%
PIMCO All Authority: Multi-RAE PLUS Fund	19.6%
PIMCO Total Return Fund	18.0%
PIMCO RealEstateRealReturn Strategy Fund	11.3%
PIMCO Emerging Markets Local Currency and Bond Fund	8.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7.3%
PIMCO High Yield Fund	6.8%
PIMCO TRENDS Managed Futures Strategy Fund	5.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.7%
PIMCO RAE Fundamental Advantage PLUS Fund	4.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAUPX

PIMCO All Asset All Authority Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1932TSRSAR_093025

Class A: PASAX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PASAX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4018TSRSAR_093025

Administrative Class: PAALX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAALX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0588TSRSAR_093025

Class C: PASCX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$69	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PASCX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4218TSRSAR_093025

I-3: PAANX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAANX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2175TSRSAR_093025

Institutional Class: PAAIX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAAIX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0034TSRSAR_093025

I-2: PALPX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PALPX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1922TSRSAR_093025

Class R: PATRX

PIMCO All Asset Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$10,089,825
# of Portfolio Holdings	28
Portfolio Turnover Rate	25%
Total Net Advisory Fees Paid During the Reporting Period	$4,432
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	100.6%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO All Asset: Multi-RAE PLUS Fund	19.3%
PIMCO All Asset: Multi-Real Fund	16.8%
PIMCO Total Return Fund	8.4%
PIMCO Low Duration Fund	7.6%
PIMCO Emerging Markets Local Currency and Bond Fund	6.9%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	4.4%
PIMCO TRENDS Managed Futures Strategy Fund	4.1%
PIMCO High Yield Fund	3.5%
PIMCO RAE Fundamental Advantage PLUS Fund	3.1%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PATRX

PIMCO All Asset Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4518TSRSAR_093025

Class A: PCEBX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCEBX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8087TSRSAR_093025

Class C: PCECX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCECX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8287TSRSAR_093025

I-2: PCEPX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCEPX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2214TSRSAR_093025

I-3: PCEWX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCEWX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2215TSRSAR_093025

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Climate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$37,510
# of Portfolio Holdings	328
Portfolio Turnover Rate	7%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	65.9%
Sovereign Issues	10.3%
U.S. Government Agencies	4.5%
Asset-Backed Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.4%
U.S. Treasury Obligations	0.8%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	12.5%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	2.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCEIX

PIMCO Climate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2213TSRSAR_093025

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PZCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6033TSRSAR_093025

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6233TSRSAR_093025

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCARX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2028TSRSAR_093025

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$497,463
# of Portfolio Holdings	599
Portfolio Turnover Rate	91%
Total Net Advisory Fees Paid During the Reporting Period	$677
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	61.3%
U.S. Government Agencies	6.3%
U.S. Treasury Obligations	3.3%
Asset-Backed Securities	2.6%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.1%
Loan Participations and Assignments	1.5%
Convertible Bonds & Notes	0.5%
Preferred Securities	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	18.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPCRX

PIMCO Credit Opportunities Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2030TSRSAR_093025

Class A: PDVAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PDVAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4033TSRSAR_093025

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PDAAX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0406TSRSAR_093025

Class C: PDICX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PDICX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4233TSRSAR_093025

I-3: PDNIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PDNIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2178TSRSAR_093025

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDIIX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0106TSRSAR_093025

I-2: PDVPX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$46	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,046,937
# of Portfolio Holdings	1,626
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$6,595
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	45.2%
Sovereign Issues	17.7%
U.S. Government Agencies	16.3%
Asset-Backed Securities	12.7%
Loan Participations and Assignments	5.7%
Non-Agency Mortgage-Backed Securities	5.1%
U.S. Treasury Obligations	4.6%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	0.2%
Affiliated Investments	6.7%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PDVPX

PIMCO Diversified Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1908TSRSAR_093025

Class A: PUBAX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PUBAX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4086TSRSAR_093025

Class C: PUBCX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PUBCX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4286TSRSAR_093025

I-3: PFNUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2206TSRSAR_093025

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIUX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1863TSRSAR_093025

I-2: PUCPX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUCPX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1931TSRSAR_093025

Class R: PUBRX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$73	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,555,653
# of Portfolio Holdings	1,939
Portfolio Turnover Rate	387%
Total Net Advisory Fees Paid During the Reporting Period	$6,872
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	66.0%
Corporate Bonds & Notes	21.0%
Sovereign Issues	19.0%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	11.5%
Non-Agency Mortgage-Backed Securities	6.3%
Loan Participations and Assignments	1.6%
Municipal Bonds & Notes	0.3%
Preferred Securities	0.2%
Convertible Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	16.6%
Affiliated Investments	20.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(76.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PUBRX

PIMCO Dynamic Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4586TSRSAR_093025

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$304	6.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,719
# of Portfolio Holdings	508
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$513
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	188.1%
U.S. Government Agencies	18.3%
Asset-Backed Securities	5.4%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(119.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEDIX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1890TSRSAR_093025

I-2: PEDPX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Extended Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$309	6.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$472,719
# of Portfolio Holdings	508
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$513
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	188.1%
U.S. Government Agencies	18.3%
Asset-Backed Securities	5.4%
Sovereign Issues	4.5%
Non-Agency Mortgage-Backed Securities	2.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	1.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(119.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEDPX

PIMCO Extended Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1934TSRSAR_093025

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4090TSRSAR_093025

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4290TSRSAR_093025

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1828TSRSAR_093025

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$311,016
# of Portfolio Holdings	727
Portfolio Turnover Rate	211%
Total Net Advisory Fees Paid During the Reporting Period	$1,043
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	15.8%
Asset-Backed Securities	7.8%
Sovereign Issues	6.3%
U.S. Treasury Obligations	4.0%
Non-Agency Mortgage-Backed Securities	2.1%
Common Stocks	1.8%
Corporate Bonds & Notes	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.6%
Affiliated Investments	73.6%
Financial Derivative Instruments	1.7%
Other Assets and Liabilities, Net	(13.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1933TSRSAR_093025

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	2.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4055TSRSAR_093025

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	3.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4255TSRSAR_093025

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$125	2.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PANNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2211TSRSAR_093025

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PDMIX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0134TSRSAR_093025

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO GNMA and Government Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$122	2.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,338,943
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	676%
Total Net Advisory Fees Paid During the Reporting Period	$1,634
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	234.6%
Asset-Backed Securities	3.0%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.0%
Affiliated Investments	1.0%
Financial Derivative Instruments	2.0%
Other Assets and Liabilities, Net	(143.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PPGNX

PIMCO GNMA and Government Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1905TSRSAR_093025

Class A: PHDAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHDAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4006TSRSAR_093025

Administrative Class: PHYAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PHYAX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0408TSRSAR_093025

Class C: PHDCX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHDCX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4206TSRSAR_093025

I-3: PHNNX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHNNX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2184TSRSAR_093025

Institutional Class: PHIYX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHIYX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0108TSRSAR_093025

I-2: PHLPX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHLPX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1910TSRSAR_093025

Class R: PHYRX

PIMCO High Yield Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$60	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$7,925,886
# of Portfolio Holdings	774
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$9,210
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
Loan Participations and Assignments	3.9%
U.S. Treasury Obligations	2.7%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	7.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(4.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PHYRX

PIMCO High Yield Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4506TSRSAR_093025

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PHSAX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6020TSRSAR_093025

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PHSCX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6220TSRSAR_093025

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$42	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PHFNX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2185TSRSAR_093025

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHSIX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1984TSRSAR_093025

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$40	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$505,855
# of Portfolio Holdings	759
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$702
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	80.2%
Loan Participations and Assignments	7.2%
Sovereign Issues	5.5%
U.S. Treasury Obligations	3.8%
Common Stocks	0.3%
Convertible Bonds & Notes	0.2%
Other Investments	0.1%
Short-Term Instruments	2.4%
Affiliated Investments	0.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PHSPX

PIMCO High Yield Spectrum Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1985TSRSAR_093025

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PBDAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4051TSRSAR_093025

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PGCAX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0438TSRSAR_093025

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBDCX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4251TSRSAR_093025

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PCNNX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2187TSRSAR_093025

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PIGIX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0056TSRSAR_093025

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$35	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,942,906
# of Portfolio Holdings	2,075
Portfolio Turnover Rate	100%
Total Net Advisory Fees Paid During the Reporting Period	$15,467
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	69.6%
U.S. Treasury Obligations	11.6%
U.S. Government Agencies	9.8%
Sovereign Issues	5.1%
Asset-Backed Securities	4.0%
Preferred Securities	3.9%
Non-Agency Mortgage-Backed Securities	1.9%
Loan Participations and Assignments	0.7%
Municipal Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(9.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PBDPX

PIMCO Investment Grade Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1909TSRSAR_093025

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLRAX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8084TSRSAR_093025

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	3.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PLRCX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8204TSRSAR_093025

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLRIX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1889TSRSAR_093025

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long Duration Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$118	2.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,326,213
# of Portfolio Holdings	1,428
Portfolio Turnover Rate	96%
Total Net Advisory Fees Paid During the Reporting Period	$2,746
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	69.9%
Corporate Bonds & Notes	47.2%
U.S. Government Agencies	17.3%
Sovereign Issues	8.1%
Asset-Backed Securities	7.4%
Non-Agency Mortgage-Backed Securities	3.3%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	0.8%
Preferred Securities	0.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.1%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(56.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLRPX

PIMCO Long Duration Total Return Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1935TSRSAR_093025

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,385,373
# of Portfolio Holdings	1,222
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$4,810
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	67.0%
U.S. Treasury Obligations	19.0%
U.S. Government Agencies	8.1%
Sovereign Issues	4.4%
Preferred Securities	3.4%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.8%
Asset-Backed Securities	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(7.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTCIX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1945TSRSAR_093025

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,385,373
# of Portfolio Holdings	1,222
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$4,810
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	67.0%
U.S. Treasury Obligations	19.0%
U.S. Government Agencies	8.1%
Sovereign Issues	4.4%
Preferred Securities	3.4%
Municipal Bonds & Notes	1.6%
Loan Participations and Assignments	0.8%
Asset-Backed Securities	0.6%
Non-Agency Mortgage-Backed Securities	0.4%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(7.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLCPX

PIMCO Long-Term Credit Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2054TSRSAR_093025

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$220	4.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFGAX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4003TSRSAR_093025

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$257	5.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFGCX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4203TSRSAR_093025

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$203	4.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGOVX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0101TSRSAR_093025

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$208	4.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$791,169
# of Portfolio Holdings	302
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$869
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	162.6%
U.S. Government Agencies	22.6%
Non-Agency Mortgage-Backed Securities	2.8%
Asset-Backed Securities	1.3%
Corporate Bonds & Notes	0.4%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(89.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLTPX

PIMCO Long-Term U.S. Government Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1903TSRSAR_093025

Class A: PSRZX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSRZX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6026TSRSAR_093025

Class C: PSRWX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSRWX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6226TSRSAR_093025

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSRIX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2000TSRSAR_093025

I-2: PSRPX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$48	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$148,997
# of Portfolio Holdings	440
Portfolio Turnover Rate	41%
Total Net Advisory Fees Paid During the Reporting Period	$301
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	51.7%
Corporate Bonds & Notes	32.7%
U.S. Treasury Obligations	3.6%
Common Stocks	0.4%
Short-Term Instruments	4.2%
Affiliated Investments	8.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSRPX

PIMCO Low Duration Credit Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2002TSRSAR_093025

Class A: PFIAX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFIAX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4041TSRSAR_093025

Class C: PFNCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$62	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFNCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4241TSRSAR_093025

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PLDCX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS4841TSRSAR_093025

I-3: PFNIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2189TSRSAR_093025

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFIIX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1868TSRSAR_093025

I-2: PFTPX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$15,271,467
# of Portfolio Holdings	2,627
Portfolio Turnover Rate	337%
Total Net Advisory Fees Paid During the Reporting Period	$20,055
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.0%
Asset-Backed Securities	19.6%
Corporate Bonds & Notes	13.7%
Non-Agency Mortgage-Backed Securities	13.4%
U.S. Treasury Obligations	7.2%
Sovereign Issues	6.6%
Loan Participations and Assignments	2.7%
Common Stocks	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.3%
Affiliated Investments	14.0%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(64.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFTPX

PIMCO Low Duration Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1906TSRSAR_093025

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: ATMAX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6001TSRSAR_093025

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: ATMCX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6201TSRSAR_093025

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PUTIX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1942TSRSAR_093025

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$94,624
# of Portfolio Holdings	603
Portfolio Turnover Rate	372%
Total Net Advisory Fees Paid During the Reporting Period	$114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	61.1%
Corporate Bonds & Notes	22.6%
Sovereign Issues	15.4%
U.S. Treasury Obligations	11.6%
Asset-Backed Securities	11.3%
Non-Agency Mortgage-Backed Securities	1.4%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Preferred Securities	0.1%
Short-Term Instruments	21.4%
Affiliated Investments	16.5%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(61.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PUTPX

PIMCO Low Duration Opportunities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1955TSRSAR_093025

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,708,029
# of Portfolio Holdings	1,197
Portfolio Turnover Rate	120%
Total Net Advisory Fees Paid During the Reporting Period	$1,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	59.4%
U.S. Government Agencies	21.7%
Corporate Bonds & Notes	15.4%
Sovereign Issues	10.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.5%
Loan Participations and Assignments	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMDRX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0120TSRSAR_093025

I-2: PMOPX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Moderate Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,708,029
# of Portfolio Holdings	1,197
Portfolio Turnover Rate	120%
Total Net Advisory Fees Paid During the Reporting Period	$1,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	59.4%
U.S. Government Agencies	21.7%
Corporate Bonds & Notes	15.4%
Sovereign Issues	10.2%
Asset-Backed Securities	8.1%
Non-Agency Mortgage-Backed Securities	4.5%
Loan Participations and Assignments	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	4.0%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(23.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMOPX

PIMCO Moderate Duration Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1962TSRSAR_093025

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	2.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMZAX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6044TSRSAR_093025

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	3.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMZCX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6244TSRSAR_093025

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$116	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMZNX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2190TSRSAR_093025

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	2.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMZIX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2075TSRSAR_093025

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Mortgage Opportunities and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$113	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$12,530,293
# of Portfolio Holdings	3,714
Portfolio Turnover Rate	534%
Total Net Advisory Fees Paid During the Reporting Period	$21,078
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	144.9%
Asset-Backed Securities	30.9%
Non-Agency Mortgage-Backed Securities	30.4%
Corporate Bonds & Notes	1.2%
U.S. Treasury Obligations	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	0.9%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(111.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMZPX

PIMCO Mortgage Opportunities and Bond Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2077TSRSAR_093025

Class A: PEGAX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PEGAX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8090TSRSAR_093025

Class C: PEGBX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEGBX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8290TSRSAR_093025

I-2: PEGPX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEGPX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2219TSRSAR_093025

I-3: PEGQX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEGQX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2220TSRSAR_093025

Institutional Class: PEGIX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$355,040
# of Portfolio Holdings	719
Portfolio Turnover Rate	149%
Total Net Advisory Fees Paid During the Reporting Period	$400
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	27.8%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	11.3%
Asset-Backed Securities	10.6%
Sovereign Issues	4.1%
Preferred Securities	0.3%
Other Investments	0.1%
Short-Term Instruments	4.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(21.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEGIX

PIMCO ESG Income Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2218TSRSAR_093025

Institutional Class: PPEIX

PIMCO Total Return Fund V

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund V (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$321,980
# of Portfolio Holdings	591
Portfolio Turnover Rate	143%
Total Net Advisory Fees Paid During the Reporting Period	$350
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	43.1%
Corporate Bonds & Notes	28.4%
U.S. Treasury Obligations	23.6%
Asset-Backed Securities	5.6%
Sovereign Issues	4.1%
Non-Agency Mortgage-Backed Securities	0.6%
Short-Term Instruments	11.4%
Financial Derivative Instruments	1.0%
Other Assets and Liabilities, Net	(17.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PPEIX

PIMCO Total Return Fund V

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2242TSRSAR_093025

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFANX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8021TSRSAR_093025

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFCJX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8286TSRSAR_093025

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$57	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFNNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2192TSRSAR_093025

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFINX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2139TSRSAR_093025

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$810,891
# of Portfolio Holdings	284
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$1,748
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	60.7%
Preferred Securities	35.5%
Sovereign Issues	0.3%
Short-Term Instruments	0.4%
Affiliated Investments	6.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFPNX

PIMCO Preferred and Capital Securities Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2138TSRSAR_093025

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$81	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PRFAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0405TSRSAR_093025

Class A: PTGAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTGAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8089TSRSAR_093025

Class C: PTGCX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PTGCX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS8289TSRSAR_093025

I-3: PTRSX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$75	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PTRSX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2237TSRSAR_093025

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTSAX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0105TSRSAR_093025

I-2: PRAPX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return ESG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,659,550
# of Portfolio Holdings	1,004
Portfolio Turnover Rate	113%
Total Net Advisory Fees Paid During the Reporting Period	$2,015
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	42.4%
Corporate Bonds & Notes	29.3%
U.S. Treasury Obligations	24.2%
Asset-Backed Securities	10.8%
Sovereign Issues	10.4%
Non-Agency Mortgage-Backed Securities	7.9%
Municipal Bonds & Notes	0.5%
Loan Participations and Assignments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(25.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PRAPX

PIMCO Total Return ESG Fund

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1947TSRSAR_093025

Institutional Class: PMBIX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$601,621
# of Portfolio Holdings	672
Portfolio Turnover Rate	126%
Total Net Advisory Fees Paid During the Reporting Period	$696
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	40.0%
Corporate Bonds & Notes	24.0%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	3.8%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(38.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMBIX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report |

September 30, 2025

PIMS0153TSRSAR_093025

I-2: PMTPX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund II (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$601,621
# of Portfolio Holdings	672
Portfolio Turnover Rate	126%
Total Net Advisory Fees Paid During the Reporting Period	$696
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	55.0%
U.S. Government Agencies	40.0%
Corporate Bonds & Notes	24.0%
Non-Agency Mortgage-Backed Securities	10.7%
Asset-Backed Securities	3.8%
Preferred Securities	0.4%
Municipal Bonds & Notes	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	3.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(38.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMTPX

PIMCO Total Return Fund II

Semi-Annual Shareholder Report |

September 30, 2025

PIMS1960TSRSAR_093025

Class A: PTUZX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$332,708
# of Portfolio Holdings	759
Portfolio Turnover Rate	193%
Total Net Advisory Fees Paid During the Reporting Period	$398
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.2%
Corporate Bonds & Notes	45.3%
U.S. Treasury Obligations	15.3%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	5.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	2.1%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PTUZX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report |

September 30, 2025

PIMS6032TSRSAR_093025

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report | September 30, 2025

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Fund IV (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$332,708
# of Portfolio Holdings	759
Portfolio Turnover Rate	193%
Total Net Advisory Fees Paid During the Reporting Period	$398
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	47.2%
Corporate Bonds & Notes	45.3%
U.S. Treasury Obligations	15.3%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	5.2%
Asset-Backed Securities	2.4%
Municipal Bonds & Notes	0.7%
Common Stocks	0.3%
Short-Term Instruments	2.1%
Affiliated Investments	5.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(29.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PTUIX

PIMCO Total Return Fund IV

Semi-Annual Shareholder Report |

September 30, 2025

PIMS2025TSRSAR_093025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Asset Allocation Funds
●	Bond Funds
●	Credit Bond Funds

To be filed under the immediately following first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds
●	International Bond Funds
●	Municipal Value Funds
●	Income Fund
●	International Bond Fund (U.S. Dollar-Hedged)
●	Total Return Fund
●	TRENDS Managed Futures Strategy Fund

To be filed under the immediately following second companion submission on Form N-CSR:

●	PAPS Portfolios
●	PAPS All Asset Funds
●	Real Return Strategy Funds
●	Short Duration Strategy Funds
●	Tax-Efficient Strategy Funds

(b) Not applicable to the Registrant.

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Asset Allocation Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Core Asset Allocation Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO Global Core Asset Allocation Fund may invest its assets in some or all of the Underlying PIMCO Funds, which, for PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO ASSET ALLOCATION FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified
PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	—	—	10/29/08	10/29/08	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments

4	PIMCO ASSET ALLOCATION FUNDS

became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund
Institutional Class

04/01/2025 - 09/30/2025+	$11.04	$0.29	$0.57	$0.86	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	11.12	0.67	(0.07)	0.60	(0.68)	0.00	0.00	(0.68)

03/31/2024	10.78	0.40	0.36	0.76	(0.42)	0.00	0.00	(0.42)

03/31/2023	12.34	0.69	(1.53)	(0.84)	(0.72)	0.00	0.00	(0.72)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)

03/31/2021	9.94	0.84	2.80	3.64	(0.81)	0.00	0.00	(0.81)
I-2

04/01/2025 - 09/30/2025+	11.07	0.29	0.57	0.86	(0.27)	0.00	0.00	(0.27)

03/31/2025	11.15	0.66	(0.07)	0.59	(0.67)	0.00	0.00	(0.67)

03/31/2024	10.81	0.39	0.36	0.75	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.37	0.68	(1.53)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)

03/31/2021	9.97	0.84	2.79	3.63	(0.80)	0.00	0.00	(0.80)
I-3

04/01/2025 - 09/30/2025+	11.09	0.28	0.58	0.86	(0.26)	0.00	0.00	(0.26)

03/31/2025	11.17	0.63	(0.05)	0.58	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.82	0.42	0.34	0.76	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.38	0.67	(1.52)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)

03/31/2021	9.97	1.07	2.55	3.62	(0.79)	0.00	0.00	(0.79)
Administrative Class

04/01/2025 - 09/30/2025+	11.06	0.28	0.57	0.85	(0.26)	0.00	0.00	(0.26)

03/31/2025	11.15	0.65	(0.08)	0.57	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.80	0.38	0.37	0.75	(0.40)	0.00	0.00	(0.40)

03/31/2023	12.37	0.66	(1.53)	(0.87)	(0.70)	0.00	0.00	(0.70)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)

03/31/2021	9.97	0.81	2.80	3.61	(0.78)	0.00	0.00	(0.78)
Class A

04/01/2025 - 09/30/2025+	11.03	0.27	0.58	0.85	(0.25)	0.00	0.00	(0.25)

03/31/2025	11.12	0.62	(0.08)	0.54	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.78	0.35	0.37	0.72	(0.38)	0.00	0.00	(0.38)

03/31/2023	12.34	0.63	(1.52)	(0.89)	(0.67)	0.00	0.00	(0.67)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)

03/31/2021	9.96	0.80	2.78	3.58	(0.76)	0.00	0.00	(0.76)
Class C

04/01/2025 - 09/30/2025+	10.98	0.22	0.57	0.79	(0.21)	0.00	0.00	(0.21)

03/31/2025	11.07	0.53	(0.07)	0.46	(0.55)	0.00	0.00	(0.55)

03/31/2024	10.73	0.27	0.37	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2023	12.29	0.55	(1.52)	(0.97)	(0.59)	0.00	0.00	(0.59)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)

03/31/2021	9.91	0.52	2.95	3.47	(0.64)	0.00	0.00	(0.64)
Class R

04/01/2025 - 09/30/2025+	10.92	0.25	0.57	0.82	(0.24)	0.00	0.00	(0.24)

03/31/2025	11.01	0.59	(0.07)	0.52	(0.61)	0.00	0.00	(0.61)

03/31/2024	10.68	0.33	0.35	0.68	(0.35)	0.00	0.00	(0.35)

03/31/2023	12.24	0.60	(1.51)	(0.91)	(0.65)	0.00	0.00	(0.65)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

03/31/2021	9.89	0.76	2.76	3.52	(0.73)	0.00	0.00	(0.73)

PIMCO All Asset All Authority Fund
Institutional Class

04/01/2025 - 09/30/2025+	$6.56	$0.10	$0.43	$0.53	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2025	6.47	0.20	0.09	0.29	(0.20)	0.00	0.00	(0.20)

03/31/2024	6.50	0.16	0.01	0.17	(0.20)	0.00	0.00	(0.20)

03/31/2023	7.90	0.51	(1.34)	(0.83)	(0.57)	0.00	0.00	(0.57)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)

03/31/2021	6.66	0.71	1.75	2.46	(0.63)	0.00	0.00	(0.63)

6	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.63	7.89%	$9,140,739	0.135	%*	0.225	%*	0.135	%*	0.225	%*	5.17	%*	25%

11.04	5.60	10,232,855	0.145		0.225		0.145		0.225		6.04		40

11.12	7.22	11,918,075	0.145		0.225		0.145		0.225		3.77		56

10.78	(6.68)	12,563,116	0.115		0.225		0.115		0.225		6.15		73

12.34	6.49	14,678,246	0.115		0.225		0.115		0.225		9.82		92

12.77	37.13	14,734,941	0.135		0.225		0.135		0.225		7.22		143

11.66	7.82	326,427	0.235	*	0.325	*	0.235	*	0.325	*	5.11	*	25

11.07	5.48	328,408	0.245		0.325		0.245		0.325		5.95		40

11.15	7.10	456,245	0.245		0.325		0.245		0.325		3.62		56

10.81	(6.76)	540,659	0.215		0.325		0.215		0.325		6.05		73

12.37	6.38	675,717	0.215		0.325		0.215		0.325		9.69		92

12.80	36.89	547,542	0.235		0.325		0.235		0.325		7.16		143

11.69	7.86	9,750	0.285	*	0.425	*	0.285	*	0.425	*	4.94	*	25

11.09	5.39	14,108	0.295		0.425		0.295		0.425		5.66		40

11.17	7.16	35,632	0.295		0.425		0.295		0.425		3.88		56

10.82	(6.80)	9,906	0.265		0.425		0.265		0.425		5.96		73

12.38	6.39	11,414	0.265		0.425		0.265		0.425		11.86		92

12.80	36.86	9,628	0.285		0.425		0.285		0.425		8.82		143

11.65	7.75	54,060	0.385	*	0.475	*	0.385	*	0.475	*	4.94	*	25

11.06	5.24	53,507	0.395		0.475		0.395		0.475		5.83		40

11.15	7.05	56,098	0.395		0.475		0.395		0.475		3.49		56

10.80	(6.97)	63,198	0.365		0.475		0.365		0.475		5.89		73

12.37	6.22	76,092	0.365		0.475		0.365		0.475		9.40		92

12.80	36.71	101,104	0.385		0.475		0.385		0.475		6.91		143

11.63	7.77	505,128	0.575	(h)*	0.665	(h)*	0.575	(h)*	0.665	(h)*	4.76	*	25

11.03	5.04	502,387	0.595		0.675		0.595		0.675		5.61		40

11.12	6.76	591,785	0.595		0.675		0.595		0.675		3.29		56

10.78	(7.09)	700,680	0.565		0.675		0.565		0.675		5.66		73

12.34	5.96	902,250	0.565		0.675		0.565		0.675		9.40		92

12.78	36.41	890,767	0.585		0.675		0.585		0.675		6.88		143

11.56	7.26	21,482	1.325	(h)*	1.415	(h)*	1.325	(h)*	1.415	(h)*	3.99	*	25

10.98	4.27	22,763	1.345		1.425		1.345		1.425		4.79		40

11.07	6.01	32,159	1.345		1.425		1.345		1.425		2.49		56

10.73	(7.80)	41,778	1.315		1.425		1.315		1.425		4.96		73

12.29	5.16	59,622	1.315		1.425		1.315		1.425		8.64		92

12.74	35.41	67,808	1.335		1.425		1.335		1.425		4.56		143

11.50	7.55	32,239	0.825	(h)*	0.915	(h)*	0.825	(h)*	0.915	(h)*	4.51	*	25

10.92	4.85	32,085	0.845		0.925		0.845		0.925		5.36		40

11.01	6.49	36,583	0.845		0.925		0.845		0.925		3.08		56

10.68	(7.36)	38,180	0.815		0.925		0.815		0.925		5.43		73

12.24	5.77	44,901	0.815		0.925		0.815		0.925		9.13		92

12.68	36.05	46,373	0.835		0.925		0.835		0.925		6.54		143

$6.99	8.07%	$691,437	2.44	%(g)*	2.44	%(g)*	0.27	%*	0.27	%*	3.02	%*	40%

6.56	4.50	685,228	2.76	(g)	2.72	(g)	0.29		0.25		3.02		54

6.47	2.60	1,072,118	2.92	(g)	2.92	(g)	0.28		0.28		2.45		67

6.50	(10.42)	1,503,547	1.74	(g)	1.78	(g)	0.21		0.25		7.44		103

7.90	6.09	2,363,703	0.54	(g)	0.58	(g)	0.21		0.25		13.08		108

8.49	37.48	2,289,116	0.73	(g)	0.76	(g)	0.23		0.26		9.12		159

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)
I-2

04/01/2025 - 09/30/2025+	$6.57	$0.10	$0.41	$0.51	$(0.09)	$0.00	$0.00	$(0.09)

03/31/2025	6.47	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.51	0.15	0.00	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.50	(1.33)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

03/31/2021	6.66	0.69	1.77	2.46	(0.62)	0.00	0.00	(0.62)
I-3

04/01/2025 - 09/30/2025+	6.57	0.10	0.41	0.51	(0.09)	0.00	0.00	(0.09)

03/31/2025	6.47	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.51	0.14	0.01	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.54	(1.37)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)

03/31/2021	6.66	0.62	1.84	2.46	(0.62)	0.00	0.00	(0.62)
Class A

04/01/2025 - 09/30/2025++	6.56	0.09	0.41	0.50	(0.08)	0.00	0.00	(0.08)

03/31/2025	6.46	0.17	0.10	0.27	(0.17)	0.00	0.00	(0.17)

03/31/2024	6.50	0.13	0.00	0.13	(0.17)	0.00	0.00	(0.17)

03/31/2023	7.90	0.48	(1.34)	(0.86)	(0.54)	0.00	0.00	(0.54)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)

03/31/2021	6.66	0.73	1.70	2.43	(0.60)	0.00	0.00	(0.60)
Class C

04/01/2025 - 09/30/2025+	6.58	0.06	0.42	0.48	(0.06)	0.00	0.00	(0.06)

03/31/2025	6.48	0.12	0.10	0.22	(0.12)	0.00	0.00	(0.12)

03/31/2024	6.52	0.08	0.00	0.08	(0.12)	0.00	0.00	(0.12)

03/31/2023	7.92	0.42	(1.33)	(0.91)	(0.49)	0.00	0.00	(0.49)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

03/31/2021	6.66	0.48	1.89	2.37	(0.52)	0.00	0.00	(0.52)

PIMCO Global Core Asset Allocation Fund (Consolidated)
Institutional Class

04/01/2025 - 09/30/2025+	$14.86	$0.34	$1.63	$1.97	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2025	13.97	0.48	0.63	1.11	(0.22)	0.00	0.00	(0.22)

03/31/2024	12.49	0.45	1.36	1.81	(0.33)	0.00	0.00	(0.33)

03/31/2023	13.84	0.30	(1.47)	(1.17)	(0.18)	0.00	0.00	(0.18)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.80	0.14	3.85	3.99	(1.21)	0.00	0.00	(1.21)
I-2

04/01/2025 - 09/30/2025+	14.81	0.33	1.63	1.96	(0.12)	0.00	0.00	(0.12)

03/31/2025	13.92	0.46	0.63	1.09	(0.20)	0.00	0.00	(0.20)

03/31/2024	12.46	0.43	1.35	1.78	(0.32)	0.00	0.00	(0.32)

03/31/2023	13.80	0.29	(1.46)	(1.17)	(0.17)	0.00	0.00	(0.17)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	10.78	0.12	3.85	3.97	(1.20)	0.00	0.00	(1.20)
Class A

04/01/2025 - 09/30/2025+	14.62	0.30	1.60	1.90	(0.10)	0.00	0.00	(0.10)

03/31/2025	13.74	0.40	0.63	1.03	(0.15)	0.00	0.00	(0.15)

03/31/2024	12.30	0.39	1.32	1.71	(0.27)	0.00	0.00	(0.27)

03/31/2023	13.63	0.24	(1.44)	(1.20)	(0.13)	0.00	0.00	(0.13)

03/31/2022	13.42	0.12	0.10	0.22	0.00	0.00	(0.01)	(0.01)

03/31/2021	10.70	0.06	3.82	3.88	(1.16)	0.00	0.00	(1.16)

8	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$6.99	7.86%	$99,815	2.54	%(g)*	2.54	%(g)*	0.37	%*	0.37	%*	2.95	%*	40%

6.57	4.55	101,255	2.86	(g)	2.82	(g)	0.39		0.35		2.96		54

6.47	2.34	130,447	3.02	(g)	3.02	(g)	0.38		0.38		2.43		67

6.51	(10.39)	170,079	1.84	(g)	1.88	(g)	0.31		0.35		7.18		103

7.90	5.86	278,555	0.64	(g)	0.68	(g)	0.31		0.35		13.22		108

8.50	37.51	289,056	0.83	(g)	0.86	(g)	0.33		0.36		8.83		159

6.99	7.83	1,114	2.59	(g)*	2.64	(g)*	0.42	*	0.47	*	2.88	*	40

6.57	4.50	1,169	2.91	(g)	2.92	(g)	0.44		0.45		2.93		54

6.47	2.29	1,511	3.07	(g)	3.12	(g)	0.43		0.48		2.25		67

6.51	(10.46)	2,307	1.49	(f)(g)	1.58	(f)(g)	0.36	(f)	0.45	(f)	7.54		103

7.90	5.81	13,919	0.69	(g)	0.78	(g)	0.36		0.45		13.72		108

8.50	37.46	11,581	0.88	(g)	0.96	(g)	0.38		0.46		7.70		159

6.98	7.71	198,482	2.88	(g)(h)*	2.88	(g)(h)*	0.71	(h)*	0.71	(h)*	2.60	*	40

6.56	4.21	201,976	3.21	(g)	3.17	(g)	0.74		0.70		2.62		54

6.46	2.00	249,885	3.37	(g)	3.37	(g)	0.73		0.73		2.07		67

6.50	(10.81)	308,294	2.19	(g)	2.23	(g)	0.66		0.70		6.95		103

7.90	5.65	422,624	0.99	(g)	1.03	(g)	0.66		0.70		12.65		108

8.49	36.95	465,005	1.18	(g)	1.21	(g)	0.68		0.71		9.24		159

7.00	7.32	8,162	3.63	(g)(h)*	3.63	(g)(h)*	1.46	(h)*	1.46	(h)*	1.84	*	40

6.58	3.40	8,659	3.96	(g)	3.92	(g)	1.49		1.45		1.83		54

6.48	1.23	12,899	4.12	(g)	4.12	(g)	1.48		1.48		1.20		67

6.52	(11.49)	19,998	2.89	(f)(g)	2.93	(f)(g)	1.41	(f)	1.45	(f)	5.98		103

7.92	4.84	38,642	1.74	(g)	1.78	(g)	1.41		1.45		11.68		108

8.51	35.91	64,967	1.93	(g)	1.96	(g)	1.43		1.46		6.18		159

$16.70	13.28%	$181,979	0.84	%*	1.04	%*	0.75	%*	0.95	%*	4.32	%*	211%

14.86	7.94	165,608	0.91		1.01		0.87		0.97		3.27		615

13.97	14.66	95,684	1.10		1.17		0.94		1.01		3.55		594

12.49	(8.42)	129,288	1.01		1.09		0.92		1.00		2.40		359

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31		119

13.58	38.21	167,863	0.85		1.00		0.84		0.99		1.09		182

16.65	13.27	29,813	0.94	*	1.14	*	0.85	*	1.05	*	4.22	*	211

14.81	7.86	27,381	1.01		1.11		0.97		1.07		3.17		615

13.92	14.43	28,330	1.20		1.27		1.04		1.11		3.41		594

12.46	(8.46)	27,407	1.11		1.19		1.02		1.10		2.29		359

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21		119

13.55	38.06	42,347	0.95		1.10		0.94		1.09		0.91		182

16.42	13.01	96,665	1.28	(h)*	1.48	(h)*	1.19	(h)*	1.39	(h)*	3.87	*	211

14.62	7.53	90,298	1.36		1.46		1.32		1.42		2.81		615

13.74	14.08	96,675	1.55		1.62		1.39		1.46		3.06		594

12.30	(8.80)	99,502	1.46		1.54		1.37		1.45		1.95		359

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86		119

13.42	37.47	130,491	1.30		1.45		1.29		1.44		0.51		182

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Core Asset Allocation Fund (Consolidated) (Cont.)
Class C

04/01/2025 - 09/30/2025+	$14.04	$0.23	$1.54	$1.77	$(0.05)	$0.00	$0.00	$(0.05)

03/31/2025	13.23	0.28	0.60	0.88	(0.07)	0.00	0.00	(0.07)

03/31/2024	11.86	0.28	1.28	1.56	(0.19)	0.00	0.00	(0.19)

03/31/2023	13.17	0.14	(1.38)	(1.24)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.06	0.01	0.10	0.11	0.00	0.00	0.00	0.00

03/31/2021	10.41	0.01	3.67	3.68	(1.03)	0.00	0.00	(1.03)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Ratio of expenses to average net assets includes line of credit expenses.
(h)	Effective September 2, 2025, the Fund’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.

10	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$15.76	12.60%	$2,559	2.03	%(h)*	2.23	%(h)*	1.94	%(h)*	2.14	%(h)*	3.12	%*	211%

14.04	6.67	2,614	2.11		2.21		2.07		2.17		2.07		615

13.23	13.25	3,241	2.30		2.37		2.14		2.21		2.33		594

11.86	(9.45)	4,713	2.21		2.29		2.12		2.20		1.16		359

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11		119

13.06	36.47	10,493	2.05		2.20		2.04		2.19		0.11		182

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in securities	$1,704	$1,763
Investments in Affiliates	10,148,607	1,399,469
Receivable for investments in Affiliates sold	59,890	228
Receivable for Fund shares sold	3,514	243
Interest and/or dividends receivable	2	2
Dividends receivable from Affiliates	18,909	3,233
Reimbursement receivable from PIMCO	842	2
Prepaid expenses	0	401
Total Assets	10,233,468	1,405,341

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$400,000
Payable for investments in Affiliates purchased	81,120	3,572
Deposits from counterparty	0	1,787
Payable for Fund shares redeemed	60,386	235
Overdraft due to custodian	0	1
Accrued investment advisory fees	1,479	159
Accrued supervisory and administrative fees	517	72
Accrued distribution fees	30	5
Accrued servicing fees	111	41
Other liabilities	0	459
Total Liabilities	143,643	406,331

Commitments and Contingent Liabilities^

Net Assets	$10,089,825	$999,010

Net Assets Consist of:

Paid in capital	$13,109,025	$8,018,889
Distributable earnings (accumulated loss)	(3,019,200)	(7,019,879)

Net Assets	$10,089,825	$999,010

Cost of investments in securities	$1,704	$1,763
Cost of investments in Affiliates	$9,258,660	$1,284,613
Cost of foreign currency held	$0	$1,787

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$9,140,739	$691,437
I-2	326,427	99,815
I-3	9,750	1,114
Administrative Class	54,060	N/A
Class A	505,128	198,482
Class C	21,482	8,162
Class R	32,239	N/A

Shares Issued and Outstanding:

Institutional Class	785,997	98,973
I-2	27,992	14,278
I-3	834	159
Administrative Class	4,638	N/A
Class A	43,450	28,438
Class C	1,858	1,166
Class R	2,804	N/A

Net Asset Value Per Share Outstanding:(a)

Institutional Class	$11.63	$6.99
I-2	11.66	6.99
I-3	11.69	6.99
Administrative Class	11.65	N/A
Class A	11.63	6.98
Class C	11.56	7.00
Class R	11.50	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Consolidated Statement of Assets and Liabilities	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$120,175
Investments in Affiliates	228,855
Financial Derivative Instruments
Exchange-traded or centrally cleared	382
Over the counter	7,131
Cash	190
Deposits with counterparty	4,507
Foreign currency, at value	1,541
Receivable for investments sold	6,250
Receivable for investments sold on a delayed-delivery basis	301
Receivable for TBA investments sold	66,434
Receivable for Fund shares sold	202
Interest and/or dividends receivable	334
Dividends receivable from Affiliates	845
Reimbursement receivable from PIMCO	49
Total Assets	437,196

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$12,101
Financial Derivative Instruments
Exchange-traded or centrally cleared	378
Over the counter	1,789
Payable for investments purchased	621
Payable for investments in Affiliates purchased	874
Payable for investments purchased on a delayed-delivery basis	6,232
Payable for TBA investments purchased	97,857
Deposits from counterparty	5,882
Payable for Fund shares redeemed	169
Accrued investment advisory fees	221
Accrued supervisory and administrative fees	27
Accrued distribution fees	2
Accrued servicing fees	20
Foreign capital gains tax payable	2
Other liabilities	5
Total Liabilities	126,180

Commitments and Contingent Liabilities^

Net Assets	$311,016

Net Assets Consist of:

Paid in capital	$336,630
Distributable earnings (accumulated loss)	(25,614)
Net Assets	$311,016

Cost of investments in securities	$120,754
Cost of investments in Affiliates	$227,198
Cost of foreign currency held	$1,544
Proceeds received on short sales	$12,056
Cost or premiums of financial derivative instruments, net	$6,077

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Net Assets:

Institutional Class	$181,979
I-2	29,813
Class A	96,665
Class C	2,559

Shares Issued and Outstanding:

Institutional Class	10,896
I-2	1,791
Class A	5,887
Class C	162

Net Asset Value Per Share Outstanding(a):

Institutional Class	$16.70
I-2	16.65
Class A	16.42
Class C	15.76

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Dividends	$52	$13
Dividends from Investments in Affiliates	290,151	27,098
Total Income	290,203	27,111

Expenses:

Investment advisory fees	9,580	992
Supervisory and administrative fees	3,439	496
Distribution and/or servicing fees - Administrative Class	66	0
Distribution and/or servicing fees - Class A	622	248
Distribution and/or servicing fees - Class C	109	41
Distribution and/or servicing fees - Class R	79	0
Trustee fees	24	2
Interest expense	16	10,768
Miscellaneous expense	0	77
Total Expenses	13,935	12,624
Waiver and/or Reimbursement by PIMCO	(5,151)	(0)
Net Expenses	8,784	12,624

Net Investment Income (Loss)	281,419	14,487

Net Realized Gain (Loss):

Investments in securities	0	(2)
Investments in Affiliates	10,916	2,430

Net Realized Gain (Loss)	10,916	2,428

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	536,609	58,384

Net Change in Unrealized Appreciation (Depreciation)	536,609	58,384

Net Increase (Decrease) in Net Assets Resulting from Operations	$828,944	$75,299

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Core Asset Allocation Fund

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,442
Dividends	19
Dividends from Investments in Affiliates	5,186
Total Income	7,647

Expenses:

Investment advisory fees	1,337
Supervisory and administrative fees	182
Distribution and/or servicing fees - Class A	116
Distribution and/or servicing fees - Class C	13
Trustee fees	1
Interest expense	134
Total Expenses	1,783
Waiver and/or Reimbursement by PIMCO	(296)
Net Expenses	1,487

Net Investment Income (Loss)	6,160

Net Realized Gain (Loss):

Investments in securities	904
Investments in Affiliates	(76)
Exchange-traded or centrally cleared financial derivative instruments	664
Over the counter financial derivative instruments	28,509
Foreign currency	148

Net Realized Gain (Loss)	30,149

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	590
Investments in Affiliates	1,534
Exchange-traded or centrally cleared financial derivative instruments	(188)
Over the counter financial derivative instruments	(1,498)
Foreign currency assets and liabilities	42

Net Change in Unrealized Appreciation (Depreciation)	480

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,789

* Foreign tax withholdings	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$281,419	$725,646	$14,487	$34,453
Net realized gain (loss)	10,916	(347,829)	2,428	(76,157)
Net change in unrealized appreciation (depreciation)	536,609	262,849	58,384	91,695

Net Increase (Decrease) in Net Assets Resulting from Operations	828,944	640,666	75,299	49,991

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(236,946)	(656,741)	(9,648)	(23,122)
I-2	(7,562)	(22,247)	(1,325)	(3,233)
I-3	(274)	(1,454)	(15)	(35)
Administrative Class	(1,201)	(3,224)	N/A	N/A
Class A	(10,956)	(30,528)	(2,441)	(5,499)
Class C	(404)	(1,296)	(71)	(176)
Class R	(670)	(1,824)	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0
I-2	0	0	0	0
I-3	0	0	0	0
Administrative Class	0	0	0	0
Class A	0	0	0	0
Class C	0	0	0	0
Class R	0	0	0	0

Total Distributions(a)	(258,013)	(717,314)	(13,500)	(32,065)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,667,219)	(1,863,816)	(61,076)	(486,499)

Total Increase (Decrease) in Net Assets	(1,096,288)	(1,940,464)	723	(468,573)

Net Assets:

Beginning of period	11,186,113	13,126,577	998,287	1,466,860
End of period	$10,089,825	$11,186,113	$999,010	$998,287

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,160	$9,041
Net realized gain (loss)	30,149	17,005
Net change in unrealized appreciation (depreciation)	480	(3,436)

Net Increase (Decrease) in Net Assets Resulting from Operations	36,789	22,610

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,426)	(2,398)
I-2	(225)	(379)
Class A	(591)	(960)
Class C	(8)	(13)

Total Distributions(a)	(2,250)	(3,750)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(9,424)	43,111

Total Increase (Decrease) in Net Assets	25,115	61,971

Net Assets:

Beginning of period	285,901	223,930
End of period	$311,016	$285,901

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statement of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset All Authority Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$75,299

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(547,687)
Proceeds from sales of long-term securities	608,417
(Purchases) Proceeds from sales of short-term portfolio investments, net	(1,753)
(Increase) decrease in receivable for investments sold	(87)
(Increase) decrease in interest and/or dividends receivable	(2)
(Increase) decrease in dividends receivable from Affiliates	320
(Increase) decrease in Prepaid Expenses	(199)
(Increase) decrease in reimbursement receivable from PIMCO	(22)
Increase (decrease) in payable for investments purchased	(245)
Increase (decrease) in deposits from counterparty	1,787
Increase (decrease) in accrued supervisory and administrative fees	(10)
Increase (decrease) in accrued servicing fees	(1)
Increase (decrease) in other liabilities	59
Net Realized (Gain) Loss
Investments in securities	2
Investments in Affiliates	(2,430)
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(58,384)

Net Cash Provided by (Used for) Operating Activities	75,064

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	73,135
Payments on shares redeemed	(146,817)
Increase (decrease) in overdraft due to custodian	1
Cash distributions paid*	(1,383)

Net Cash Received from (Used for) Financing Activities	(75,064)

Cash and Foreign Currency:

Beginning of period	0
End of period	$0

*Reinvestment of distributions	$12,117

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$10,908

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	1,704,395	$1,704

Total Short-Term Instruments (Cost $1,704)		1,704

Total Investments in Securities (Cost $1,704)		1,704

INVESTMENTS IN AFFILIATES 100.6%

MUTUAL FUNDS 99.4%

PIMCO All Asset: Multi-RAE PLUS Fund	164,053,656	1,944,036

PIMCO All Asset: Multi-Real Fund	185,623,835	1,692,889

PIMCO Emerging Markets Currency and Short-Term Investments Fund (a)	57,995,083	441,922

PIMCO Emerging Markets Local Currency and Bond Fund (a)	110,943,102	692,285

PIMCO Extended Duration Fund (a)	10,949,157	142,996

PIMCO High Yield Fund (a)	43,889,072	358,135

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Spectrum Fund (a)	12,165,904	$114,238

PIMCO Income Fund (a)	11,750,047	127,840

PIMCO International Bond Fund (U.S. Dollar-Hedged) (a)	25,476,173	252,724

PIMCO Investment Grade Credit Bond Fund (a)	6,465,154	59,609

PIMCO Long Duration Total Return Fund (a)	22,735,403	165,968

PIMCO Long-Term Real Return Fund (a)	5,803,284	68,537

PIMCO Long-Term U.S. Government Fund (a)	14,917,012	211,225

PIMCO Low Duration Fund (a)	82,319,815	769,690

PIMCO RAE Emerging Markets Fund (a)	25,623,516	307,226

PIMCO RAE Fundamental Advantage PLUS Fund (a)	40,471,552	317,702

PIMCO RAE International Fund (a)	12,833,009	118,834

PIMCO RAE PLUS EMG Fund (a)	11,802,003	92,410

PIMCO RAE PLUS International Fund (a)	10,945,873	90,851

PIMCO RAE US Fund (a)	5,903,924	89,562

PIMCO RAE US Small Fund (a)	12,171,906	142,290

PIMCO RAE Worldwide Long/Short PLUS Fund (a)	42,350,889	313,397

	SHARES	MARKET VALUE (000S)

PIMCO Real Return Fund (a)	9,781,537	$102,217

PIMCO RealEstateRealReturn Strategy Fund (a)	5,805,126	159,293

PIMCO Total Return Fund (a)	95,722,199	843,312

PIMCO TRENDS Managed Futures Strategy Fund (a)	40,757,648	413,282

Total Mutual Funds (Cost $9,142,522)		10,032,470

SHORT-TERM INSTRUMENTS 1.2%

MUTUAL FUNDS 1.2%

PIMCO Government Money Market Fund
4.290 (b)	116,138,219	116,137

Total Short-Term Instruments (Cost $116,138)		116,137

Total Investments in Affiliates (Cost $9,258,660)		10,148,607

Total Investments 100.6% (Cost $9,260,364)		$10,150,311

Other Assets and Liabilities, net (0.6)%		(60,486)

Net Assets 100.0%		$10,089,825

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Short-Term Instruments
Mutual Funds	$0	$1,704	$0	$1,704

	$0	$1,704	$0	$1,704

Investments in Affiliates, at Value
Mutual Funds	10,032,470	0	0	10,032,470
Short-Term Instruments
Mutual Funds	116,137	0	0	116,137

	$10,148,607	$0	$0	$10,148,607

Total Investments	$10,148,607	$1,704	$0	$10,150,311

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Schedule of Investments	PIMCO All Asset All Authority Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (b)	1,762,576	$1,763

Total Short-Term Instruments (Cost $1,763)		1,763

Total Investments in Securities (Cost $1,763)		1,763

INVESTMENTS IN AFFILIATES 140.1%

MUTUAL FUNDS 139.1%

PIMCO All Asset: Multi-Real Fund	4,319,861	39,397

PIMCO All Authority: Multi-RAE PLUS Fund	17,000,626	195,847

PIMCO CommodityRealReturn Strategy Fund® (a)	366,294	5,150

PIMCO Emerging Markets Currency and Short-Term Investments Fund (a)	7,409,771	56,462

PIMCO Emerging Markets Local Currency and Bond Fund (a)	14,121,240	88,116

PIMCO Extended Duration Fund (a)	1,155,488	15,091

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Fund (a)	8,293,480	$67,675

PIMCO High Yield Spectrum Fund (a)	2,317,749	21,764

PIMCO Income Fund (a)	1,105,864	12,032

PIMCO International Bond Fund (U.S. Dollar-Hedged) (a)	7,324,639	72,660

PIMCO Investment Grade Credit Bond Fund (a)	681,635	6,285

PIMCO Long Duration Total Return Fund (a)	2,357,072	17,207

PIMCO Long-Term Credit Bond Fund (a)	10,952	98

PIMCO Long-Term Real Return Fund (a)	1,725,371	20,377

PIMCO Long-Term U.S. Government Fund (a)	1,537,954	21,777

PIMCO Low Duration Fund (a)	22,721,885	212,450

PIMCO RAE Emerging Markets Fund (a)	2,631,871	31,556

PIMCO RAE Fundamental Advantage PLUS Fund (a)	5,172,957	40,608

PIMCO RAE International Fund (a)	1,451,705	13,443

PIMCO RAE PLUS EMG Fund (a)	1,233,180	9,656

PIMCO RAE PLUS International Fund (a)	1,467,459	12,180

PIMCO RAE US Small Fund (a)	902,530	10,551

	SHARES	MARKET VALUE (000S)

PIMCO RAE Worldwide Long/Short PLUS Fund (a)	5,375,879	$39,781

PIMCO Real Return Fund (a)	2,637,678	27,564

PIMCO RealEstateRealReturn Strategy Fund (a)	4,111,018	112,806

PIMCO Total Return Fund (a)	20,440,260	180,079

PIMCO TRENDS Managed Futures Strategy Fund (a)	5,809,881	58,912

Total Mutual Funds (Cost $1,274,668)		1,389,524

SHORT-TERM INSTRUMENTS 1.2%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
4.290% (b)	9,945,844	9,945

Total Short-Term Instruments (Cost $9945)		9,945

Total Investments in Affiliates (Cost $1,284,613)		1,399,469

Total Investments 140.3% (Cost $1,286,376)		$1,401,232

Other Assets and Liabilities, net (40.3)%		(402,222)

Net Assets 100.0%		$999,010

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Mutual Funds	$0	$1,763	$0	$1,763

	$0	$1,763	$0	$1,763

Investments in Affiliates, at Value
Mutual Funds	1,389,524	0	0	1,389,524
Short-Term Instruments
Mutual Funds	9,945	0	0	9,945

	$1,399,469	$0	$0	$1,399,469

Total Investments	$1,399,469	$1,763	$0	$1,401,232

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 38.6%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(b)	$1	$0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)	35	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)	58	1

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)	70	1

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)	105	1

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)	99	2

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (a)	23	1

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(a)(b)	16	2

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(a)(b)	16	2

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(a)(b)	32	5

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(a)(b)	48	7

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(a)(b)	49	8

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(a)(b)	23	4

		35

INDUSTRIALS 0.2%

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (a)	621	483

Total Corporate Bonds & Notes (Cost $607)		518

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (e)	18	1
0.000% due 12/31/2026 (e)	23	1
0.000% due 12/31/2027 (e)	29	1
0.000% due 12/31/2028 (e)	47	1
0.000% due 12/31/2029 (e)	47	1
0.000% due 12/31/2030 (e)	58	1
0.000% due 12/31/2031 (e)	58	1
0.000% due 12/31/2032 (e)	110	3

Total Convertible Bonds & Notes (Cost $14)		10

U.S. GOVERNMENT AGENCIES 15.8%

Federal Home Loan Mortgage Corp. REMICS
5.037% due 07/15/2041 •	273	272
5.245% due 04/15/2049 - 12/15/2050 •	406	406
5.306% due 04/25/2055 •	1,288	1,291

Federal National Mortgage Association REMICS
4.860% due 03/25/2049 •	211	209
5.125% due 12/25/2047 •	359	359
5.145% due 01/25/2051 •	245	246
5.326% due 08/25/2054 •	61	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.927% due 08/20/2068 •	$326	$327
5.039% due 05/20/2074 •	109	109
5.239% due 05/20/2074 •	167	167
5.289% due 09/20/2071 •	2,021	2,027

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	7,010	6,159
3.500% due 11/01/2055	800	731
4.500% due 10/01/2055 - 11/01/2055	5,300	5,141
5.000% due 11/01/2055	11,600	11,498
5.500% due 11/01/2055	1,000	1,008
6.000% due 11/01/2055	5,800	5,925
6.500% due 11/01/2055	12,900	13,340

Total U.S. Government Agencies (Cost $49,283)		49,277

U.S. TREASURY OBLIGATIONS 4.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)	2,700	1,763
4.000% due 11/15/2042 (m)	2,050	1,896
4.000% due 11/15/2052 (m)	1,550	1,372
4.625% due 02/15/2055	800	786

U.S. Treasury Inflation Protected Securities (f)
1.500% due 02/15/2053	2,391	1,915
1.750% due 01/15/2034 (k)	3,153	3,169

U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,528

Total U.S. Treasury Obligations (Cost $13,770)		12,429

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

Alliance Bancorp Trust
4.752% due 07/25/2037 •	162	143

Bear Stearns ARM Trust
4.225% due 07/25/2036 ~	38	33
4.475% due 02/25/2036 ~	25	23
4.737% due 08/25/2033 ~	25	23

CHL Mortgage Pass-Through Trust
4.115% due 09/20/2036 ~	41	37
4.912% due 03/25/2035 •	33	33
6.000% due 04/25/2036	145	68

Countrywide Alternative Loan Trust
4.572% due 07/25/2035 •	258	194
4.592% due 09/25/2047 •	60	56
5.153% due 02/25/2036 •	74	68

Impac CMB Trust
4.892% due 04/25/2035 •	47	46
4.917% due 04/25/2035 •	61	59

RALI Trust
6.000% due 12/25/2036	35	29

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~	1	1

Structured Asset Mortgage Investments II Trust
4.748% due 07/19/2035 •	8	8

Towd Point Mortgage Trust
4.089% due 04/25/2055 ~	5,000	4,897

WaMu Mortgage Pass-Through Certificates Trust
4.932% due 01/25/2045 •	883	896

Total Non-Agency Mortgage-Backed Securities (Cost $6,599)		6,614

ASSET-BACKED SECURITIES 7.8%

AUTOMOBILE SEQUENTIAL 0.9%

Carvana Auto Receivables Trust
5.900% due 08/10/2027	23	23
6.160% due 09/10/2029	1,911	1,984

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	306	309

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027	287	289

SCCU Auto Receivables Trust
5.700% due 10/16/2028	166	168

		2,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 2.8%

Aames Mortgage Investment Trust
4.752% due 04/25/2036 •	$70	$66

ACE Securities Corp. Home Equity Loan Trust
4.752% due 06/25/2036 •	106	78
5.172% due 08/25/2035 •	101	100

Argent Mortgage Loan Trust
4.752% due 05/25/2035 •	260	237

Argent Securities Trust
4.572% due 07/25/2036 •	209	189

Countrywide Asset-Backed Certificates
4.772% due 03/25/2037 •	207	205

Countrywide Asset-Backed Certificates Trust
4.552% due 05/25/2035 •	19	18

First NLC Trust
5.052% due 02/25/2036 •	773	763

Fremont Home Loan Trust
4.542% due 10/25/2036 •	377	344

Long Beach Mortgage Loan Trust
4.592% due 09/25/2036 •	1,527	394
4.832% due 09/25/2034 •	47	47
4.872% due 01/25/2036 •	936	847

Morgan Stanley Home Equity Loan Trust
5.337% due 05/25/2035 •	1,924	1,840

Popular ABS Mortgage Pass-Through Trust
4.767% due 07/25/2036 •	68	66

Residential Asset Mortgage Products Trust
4.782% due 03/25/2036 •	406	401

Structured Asset Investment Loan Trust
4.992% due 07/25/2035 •	187	179

Structured Asset Securities Corp. Mortgage Loan Trust
4.842% due 10/25/2036 •	39	39
5.067% due 02/25/2036 •	100	99

Washington Mutual Asset-Backed Certificates WMABS Trust
4.712% due 02/25/2037 •	8,717	2,740

		8,652

HOME EQUITY SEQUENTIAL 1.6%

Chase Funding Trust
4.838% due 11/25/2034 þ	5,007	4,966

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	363	345

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities Trust
5.472% due 06/25/2036 •	1,140	1,161

Citigroup Mortgage Loan Trust, Inc.
4.707% due 11/25/2036 •	250	249

First Franklin Mortgage Loan Trust
4.977% due 11/25/2036 •	759	745

		2,155

OTHER ABS 1.7%

522 Funding CLO Ltd.
5.627% due 10/20/2031 •	160	160

Catamaran CLO Ltd.
5.694% due 04/22/2030 •	43	43

CIFC Funding Ltd.
5.530% due 10/24/2030 •	105	105

College Avenue Student Loans LLC
3.280% due 12/28/2048	61	58

Gallatin CLO VIII Ltd.
5.669% due 07/15/2031 •	202	202

Madison Park Funding XXXV Ltd.
5.577% due 04/20/2032 •	220	221

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		$513	$496
5.865% due 11/15/2068 •		142	143

OZLM XXIV Ltd.
5.747% due 07/20/2032 •		216	216

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		86	86

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	213	251

SMB Private Education Loan Trust
1.290% due 07/15/2053		$232	222
5.500% due 06/17/2052		1,669	1,720
6.172% due 10/16/2056 •		498	508

Sound Point CLO IX Ltd.
5.797% due 07/20/2032 •		382	382

TCI-Symphony CLO Ltd.
5.602% due 10/13/2032 •		261	262

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		51	51

Vibrant CLO XI Ltd.
5.707% due 07/20/2032 •		144	144

Voya CLO Ltd.
5.579% due 10/15/2030 •		42	42

			5,312

Total Asset-Backed Securities (Cost $23,821)			24,203

SOVEREIGN ISSUES 6.3%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	33,500	5,880

Colombia TES
11.000% due 08/22/2029	COP	9,015,700	2,323

Egypt Government Bonds
21.954% due 03/04/2028	EGP	12,100	253

French Republic Government Bonds OAT
3.250% due 05/25/2055	EUR	600	577

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	460,000	2,710
2.800% due 06/20/2055		280,000	1,794

Mexico Bonos
8.500% due 03/01/2029	MXN	44,000	2,438

Mexico Udibonos
4.000% due 11/30/2028 (f)		233	13
4.000% due 08/24/2034 (f)		134	7

Peru Government International Bonds
5.400% due 08/12/2034	PEN	3,100	865

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	17,600	1,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spain Government Bonds
0.700% due 04/30/2032	EUR	1,800	$1,848

Total Sovereign Issues (Cost $19,347)			19,709

		SHARES
COMMON STOCKS 1.8%

COMMUNICATION SERVICES 0.4%

Frontier Communications Parent, Inc. (c)		19,317	721

TEGNA, Inc.		19,432	395

Vimeo, Inc. (c)		25,500	198

			1,314

CONSUMER DISCRETIONARY 0.0%

Potbelly Corp. (c)		6,200	106

CONSUMER STAPLES 0.5%

JDE Peet’s NV		21,565	790

Kellanova		8,950	734

			1,524

HEALTH CARE 0.2%

Merus NV (c)		5,600	527

INDUSTRIALS 0.4%

Norfolk Southern Corp.		2,208	663

Steelcase, Inc. Class A		13,246	228

WNS Holdings Ltd. (c)		4,967	379

			1,270

INFORMATION TECHNOLOGY 0.3%

CyberArk Software Ltd. (c)		1,656	800

PROS Holdings, Inc. (c)		9,000	206

			1,006

Total Common Stocks (Cost $5,645)			5,747

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (h)		573,773	574

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.123% due 10/09/2025 - 12/11/2025 (d)(e)	$1,100	$1,094

Total Short-Term Instruments (Cost $1,668)		1,668

Total Investments in Securities (Cost $120,754)		120,175

	SHARES
INVESTMENTS IN AFFILIATES 73.6%

MUTUAL FUNDS (g) 39.7%

PIMCO Income Fund	2,853,563	31,047

PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,164,737	61,154

PIMCO Total Return Fund	3,536,101	31,153

Total Mutual Funds (Cost $122,019)		123,354

SHORT-TERM INSTRUMENTS 33.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.9%

PIMCO Short Asset Portfolio	6,306,780	61,876

PIMCO Short-Term Floating NAV Portfolio III	4,479,474	43,625

Total Short-Term Instruments (Cost $105,179)		105,501

Total Investments in Affiliates (Cost $227,198)		228,855

Total Investments 112.2% (Cost $347,952)		$349,030

Financial Derivative Instruments (j)(l) 1.7% (Cost or Premiums, net $6,077)		5,346

Other Assets and Liabilities, net (13.9)%		(43,360)

Net Assets 100.0%		$311,016

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Institutional Class Shares of each Fund.
(h)	Coupon represents a 7-Day Yield.

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$12,500	$(10,074)	$(10,078)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	2,400	(1,982)	(2,023)

Total Short Sales (3.2)%				$(12,056)	$(12,101)

(i)

Securities with an aggregate market value of $1 have been pledged as collateral as of September 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee March Futures	03/2026	2	$	269	$(7)	$3	$0
Australia Government 3-Year Bond December Futures	12/2025	34		2,404	(8)	3	(1)
Brent Crude June Futures	04/2026	6		390	(8)	0	(4)
Canada Government 5-Year Bond December Futures	12/2025	22		1,823	21	4	0
Canada Government 10-Year Bond December Futures	12/2025	14		1,232	26	5	0
Cocoa December Futures	12/2025	2		135	(16)	0	(5)
Cocoa March Futures	03/2026	2		136	(10)	0	(5)
Copper December Futures	12/2025	2		243	(44)	0	(2)
Euro-Bobl December Futures	12/2025	35		4,841	1	7	0
Euro-BTP Future December Futures	12/2025	28		3,940	40	12	0
Euro-Schatz December Futures	12/2025	4		502	0	0	0
Gas Oil March Futures	03/2026	7		457	14	0	(3)
Gold 100 oz. December Futures	12/2025	1		387	15	2	0
Iron Ore January Futures	01/2026	44		444	(10)	2	0
Iron Ore November Futures	11/2025	12		124	3	1	0
Live Cattle December Futures	12/2025	8		751	10	3	0
LME Aluminum January Futures	01/2026	4		268	3	1	0
LME Aluminum November Futures	11/2025	4		268	6	0	0
LME Lead November Futures	11/2025	8		394	(3)	0	0
LME Nickel January Futures	01/2026	1		92	0	0	0
LME Nickel November Futures	11/2025	4		364	(4)	0	0
LME Zinc January Futures	01/2026	7		518	7	8	(1)
LME Zinc November Futures	11/2025	7		521	31	3	0
Long Guilt December Futures	12/2025	14		1,710	8	7	(1)
New York Harbor March Futures	02/2026	6		565	7	0	(6)
Palladium December Futures	12/2025	1		129	8	0	0
Platinum January Futures	01/2026	2		161	23	0	(3)
RBOB Gasoline March Futures	02/2026	7		551	(3)	0	(5)
Silver December Futures	12/2025	2		466	79	0	(4)
Soybean January Futures	01/2026	8		408	(10)	0	(4)
Soybean Meal January Futures	01/2026	43		1,195	(32)	0	(7)
U.S. Treasury Long-Term Bond December Futures	12/2025	37		4,314	84	0	(9)
WTI Crude March Futures	02/2026	4		245	(6)	0	(4)

					$225	$61	$(64)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Arabica Coffee December Futures	12/2025	1	$	(141)	$(33)	$0	$(1)
Australia Government 10-Year Bond December Futures	12/2025	49		(3,675)	7	0	(25)
Corn December Futures	12/2025	67		(1,392)	26	20	0
Corn March Futures	03/2026	33		(713)	(2)	11	0
Cotton No. 2 December Futures	12/2025	3		(99)	2	0	0
Cotton No. 2 March Futures	03/2026	19		(642)	14	0	(1)
Euro-Bund December Futures	12/2025	30		(4,528)	(27)	1	(12)
Euro-Oat December Futures	12/2025	35		(4,986)	(46)	0	(12)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Hard Red Winter Wheat December Futures	12/2025	11	$	(274)	$27	$6	$0
Hard Red Winter Wheat March Futures	03/2026	17		(441)	31	9	0
Japan Government 10-Year Bond December Futures	12/2025	12		(11,019)	105	9	(9)
Lean Hogs December Futures	12/2025	13		(461)	(23)	8	0
LME Aluminum January Futures	01/2026	2		(134)	(1)	0	0
LME Aluminum November Futures	11/2025	4		(268)	(7)	0	0
LME Lead January Futures	01/2026	7		(349)	2	2	0
LME Lead November Futures	11/2025	8		(394)	10	0	0
LME Nickel November Futures	11/2025	4		(364)	(1)	0	0
LME Zinc November Futures	11/2025	6		(446)	(14)	0	0
Natural Gas January Futures	12/2025	10		(418)	(1)	2	0
Natural Gas March Futures	02/2026	17		(616)	(6)	2	0
Robusta Coffee January Futures	01/2026	1		(42)	0	0	0
Soybean March Futures	03/2026	8		(414)	8	3	0
Soybean Meal March Futures	03/2026	17		(485)	20	2	0
Soybean Oil January Futures	01/2026	6		(179)	6	1	0
Sugar No. 11 March Futures	02/2026	41		(762)	4	0	(7)
U.S. Treasury 2-Year Note December Futures	12/2025	97		(20,215)	(30)	0	(11)
U.S. Treasury 5-Year Note December Futures	12/2025	193		(21,075)	(23)	0	(7)
U.S. Treasury 10-Year Note December Futures	12/2025	13		(1,463)	(12)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	40		(4,803)	(56)	23	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	115		(13,234)	(112)	7	0
Wheat December Futures	12/2025	18		(457)	41	10	0
Wheat March Futures	03/2026	23		(606)	42	12	0
White Sugar March Futures	02/2026	4		(93)	0	0	(1)

					$(49)	$128	$(86)

Total Futures Contracts					$176	$189	$(150)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
CDX.IG-44 10-Year Index	(1.000)%	Quarterly	06/20/2035		$3,700	$(6)	$(30)	$(36)	$0	$(1)
CDX.iTraxx Europe 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	200	4	1	5	0	0
CDX.iTraxx Crossover 43 5-Year Index	(5.000)	Quarterly	06/20/2030		89	(8)	(3)	(11)	0	0

						$(10)	$(32)	$(42)	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	9,300	$47	$(24)	$23	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		2,500	(15)	(3)	(18)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		5,500	(27)	(5)	(32)	8	0
Receive(4)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		2,500	14	2	16	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		505	(17)	5	(12)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,800	79	(14)	65	0	(12)
Pay(4)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		1,650	(34)	(1)	(35)	6	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		30	(2)	1	(1)	0	0
Receive(4)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		600	24	(4)	20	0	(5)
Pay(4)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	526,220	(25)	15	(10)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	510,000	7	3	10	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		690,000	20	76	96	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		260,700	7	(19)	(12)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		190,000	(2)	(10)	(12)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		660,000	92	(96)	(4)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2032		70,000	(3)	(7)	(10)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		290,000	0	(38)	(38)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		160,000	(6)	(19)	(25)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(91)	(129)	(220)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		20,400	(8)	11	3	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		190,000	488	14	502	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		120,000	30	48	78	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		60,000	(13)	(6)	(19)	0	(1)
Receive(4)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031	SGD	210	0	1	1	0	0

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026		$29,700	$37	$7	$44	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		9,500	(67)	6	(61)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		1,200	(9)	1	(8)	0	(1)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		4,500	14	4	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(49)	(49)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(166)	(169)	0	(5)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		928	0	1	1	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		3,030	(18)	19	1	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,600	(100)	51	(49)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,800	94	(32)	62	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		3,300	(78)	24	(54)	0	(2)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		5,300	(90)	(3)	(93)	1	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		23,200	(98)	361	263	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		6,400	(21)	(79)	(100)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,890	175	(140)	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,800	264	(355)	(91)	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		4,249	(49)	22	(27)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		3,300	165	(47)	118	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		200	(13)	6	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		9,600	81	(5)	76	0	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,300	8	2	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	124	261	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	417	688	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	(3)	(4)	0	(1)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		4,344	(34)	52	18	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,300	79	89	168	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,500	16	(684)	(668)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,072	113	60	173	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		730	0	11	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,400	426	4	430	10	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,400	47	54	101	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,000	(137)	14	(123)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,300	106	(7)	99	4	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,200	(36)	(1)	(37)	0	(3)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(12)	(12)	0	(3)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	0	0	0	0
Receive(4)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	40,120	46	1	47	0	(6)
Receive	03-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	9,019,000	(9)	9	0	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030	COP	3,076,900	2	(3)	(1)	0	(1)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	61	122	1	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		47,800	(158)	(11)	(169)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	70	122	20	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	6	32	7	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		5,100	34	(12)	22	6	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,400	4	(103)	(99)	0	(27)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		114,600	(8)	55	47	0	0
Receive(4)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	400	1	1	2	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(332)	(1,223)	13	0
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		11,600	(26)	(9)	(35)	0	(20)
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		8,300	(24)	36	12	28	0
Receive(4)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,990	(60)	5	(55)	0	(23)
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	514,200	(9)	57	48	0	(1)
Receive(4)	03-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	1,952,520	4	7	11	0	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,300	(36)	(491)	(527)	0	(18)
Receive(4)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	80,630	11	9	20	0	(2)
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	13,700	0	2	2	0	0
Pay(4)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		13,700	(5)	36	31	0	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		46,000	(140)	(27)	(167)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	0	(25)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		9,100	(141)	(8)	(149)	0	(11)
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		1,700	(8)	21	13	2	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,100	87	(70)	17	0	(8)
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		4,600	(40)	78	38	13	0
Pay	CAONREPO	3.250	Semi-Annual	06/18/2055		200	4	(2)	2	1	0

							$596	$(1,071)	$(475)	$193	$(220)

Total Swap Agreements							$586	$(1,103)	$(517)	$193	$(221)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$189	$193	$382	$0	$(157)	$(221)	$(378)

(k)

Securities with an aggregate market value of $1,015 and cash of $4,507 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin liability of $(7) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	284		$187	$0	$(1)
	10/2025	CAD	2,673		1,921	1	0
	10/2025	EUR	4,502		5,251	0	(35)
	11/2025		$187	AUD	284	1	0
	11/2025		1,921	CAD	2,668	0	(1)

BOA	10/2025	EUR	664		$778	0	(1)
	10/2025	IDR	1,685,000		100	0	(1)
	10/2025	JPY	247		2	0	0
	10/2025	PLN	800		222	2	0
	10/2025		$81	ILS	271	1	0
	10/2025		369	INR	32,661	0	(2)
	10/2025		40	JPY	5,915	1	0
	10/2025		100	KRW	138,929	0	(1)
	10/2025		11	NZD	19	0	0
	11/2025	JPY	5,894		$39	0	(1)
	11/2025	NZD	20		11	0	0
	11/2025		$30	ILS	100	0	0
	11/2025	ZAR	6,201		$355	0	(3)
	12/2025	THB	16,575		516	1	0

BPS	10/2025	AUD	187		123	0	0
	10/2025	BRL	8,200		1,371	0	(169)
	10/2025	CNH	2,444		343	0	0
	10/2025	IDR	7,406,566		448	5	(1)
	10/2025	INR	10,657		121	1	0
	10/2025	SGD	2,301		1,799	15	0
	10/2025	TRY	22,594		543	0	0
	10/2025	TWD	24,409		814	13	(1)
	10/2025		$1,512	BRL	8,200	29	0
	10/2025		618	IDR	10,200,269	0	(6)
	10/2025		46	JPY	6,853	0	0
	10/2025		496	KRW	685,484	0	(8)
	10/2025		423	PLN	1,540	1	0
	10/2025		49	TWD	1,484	0	0
	11/2025	IDR	1,336,909		$80	0	0
	11/2025	INR	8,901		100	0	0
	11/2025	JPY	6,829		46	0	0

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	KRW	70,091		$50	$0	$0
	11/2025		$123	AUD	187	0	0
	11/2025		37	BRL	200	0	0
	11/2025		100	ILS	337	1	0
	12/2025	HUF	116,816		$352	2	0
	12/2025	TWD	2,438		81	1	0
	12/2025		$96	IDR	1,616,070	1	0
	04/2026	BRL	5,000		$876	0	(24)

BRC	10/2025		1,656		311	0	0
	10/2025	CHF	546		681	0	(5)
	10/2025	ILS	2,226		667	0	(5)
	10/2025	MYR	84		20	0	0
	10/2025	PLN	909		249	0	(1)
	10/2025		$303	BRL	1,656	8	0
	10/2025		3,878	CAD	5,323	0	(53)
	10/2025		797	CHF	636	2	0
	10/2025		2	NOK	23	0	0
	10/2025		117	ZAR	2,061	2	0
	11/2025	AUD	100		$66	0	0
	11/2025	CHF	634		797	0	(2)
	11/2025	NOK	23		2	0	0
	11/2025	TRY	91		2	0	0
	11/2025	ZAR	647		37	0	(1)
	12/2025	MYR	3,372		804	1	0

BSH	10/2025	BRL	8,800		1,655	1	0
	10/2025		$1,618	BRL	8,800	35	0
	10/2025		99	PEN	355	3	0
	12/2025	PEN	1,456		$409	0	(10)
	01/2026		$205	PEN	735	6	0
	02/2026		425		1,487	1	0
	04/2026	BRL	9,400		$1,655	0	(36)

CBK	10/2025	AUD	598		391	0	(5)
	10/2025	BRL	13,282		2,496	2	(1)
	10/2025	CNH	6,495		915	4	0
	10/2025	COP	4,933,717		1,223	0	(31)
	10/2025	HKD	9,850		1,267	1	0
	10/2025	IDR	6,184,410		375	5	0
	10/2025	INR	51,627		581	0	0
	10/2025	JPY	63,200		427	0	(1)
	10/2025	NOK	176		17	0	0
	10/2025	PLN	476		130	0	(1)
	10/2025	SGD	849		661	3	0
	10/2025	TWD	35,617		1,202	32	0
	10/2025		$2,403	BRL	13,282	92	0
	10/2025		100	COP	390,586	0	(1)
	10/2025		2,801	EUR	2,397	14	0
	10/2025		282	IDR	4,657,803	0	(3)
	10/2025		20	ILS	69	1	0
	10/2025		1,795	INR	157,634	0	(22)
	10/2025		338	JPY	49,500	0	(3)
	10/2025		224	NOK	2,230	0	0
	10/2025		101	SEK	960	1	0
	10/2025		1,057	SGD	1,352	0	(10)
	10/2025		10	THB	330	0	0
	10/2025		509	TWD	15,485	0	(1)
	11/2025	COP	11,633,003		$2,794	0	(161)
	11/2025	NOK	2,230		224	0	0
	11/2025	PEN	1,281		350	0	(18)
	11/2025	SGD	66		51	0	0
	11/2025		$52	ILS	175	1	0
	11/2025		384	INR	34,146	0	0
	12/2025	CLP	282,484		$293	0	(1)
	12/2025	THB	6		0	0	0
	12/2025	TWD	11,288		373	1	0
	12/2025		$195	CZK	4,053	1	0
	12/2025		99	IDR	1,669,006	1	0
	01/2026	TWD	4,089		$136	0	0
	01/2026		$205	BRL	1,123	1	0
	02/2026	PEN	628		$171	0	(9)
	03/2026		$768	CLP	741,385	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2025	CNH	5,237		$737	$2	$0
	10/2025	IDR	2,956,546		180	3	0
	10/2025	INR	55,217		622	1	0
	10/2025	KRW	670,138		483	5	0
	10/2025	PEN	355		100	0	(2)
	10/2025	TWD	4,362		144	0	0
	10/2025		$1,572	ILS	5,373	50	0
	10/2025		1,180	INR	104,368	0	(6)
	10/2025		50	KRW	69,141	0	(1)
	10/2025		102	PEN	355	0	0
	10/2025		491	SGD	629	0	(4)
	11/2025	ILS	5,370		$1,572	0	(49)
	11/2025	INR	1,769		20	0	0
	11/2025		$622	INR	55,327	0	(1)
	11/2025	ZAR	1,564		$89	0	(1)

FAR	10/2025	AUD	213		139	0	(2)
	10/2025	CNH	2,283		322	1	0
	10/2025	JPY	98,296		669	4	0
	10/2025	PLN	1,012		277	0	(1)
	10/2025		$955	AUD	1,472	19	0
	10/2025		143	CHF	114	0	0
	10/2025		1,493	INR	131,677	0	(12)
	10/2025		244	PLN	891	1	0
	10/2025		2,329	SGD	2,999	0	(4)
	11/2025	CHF	114		$143	0	0
	11/2025	SGD	2,992		2,329	4	0
	11/2025		$139	AUD	213	2	0
	12/2025	MXN	31,251		$1,649	0	(44)

GLM	10/2025	BRL	24,109		3,987	0	(542)
	10/2025	CHF	17		21	0	0
	10/2025	CNH	180		25	0	0
	10/2025	IDR	1,648,977		99	0	0
	10/2025	MYR	82		20	0	0
	10/2025	SGD	39		30	0	0
	10/2025		$4,463	BRL	24,109	68	(1)
	10/2025		369	CAD	509	0	(4)
	10/2025		151	IDR	2,501,371	0	(1)
	10/2025		428	INR	37,524	0	(6)
	12/2025	MXN	373		$20	0	(1)
	12/2025	MYR	159		38	0	0
	12/2025		$96	IDR	1,602,612	0	0
	04/2026	BRL	19,100		$3,367	0	(69)

IND	10/2025	AUD	124		81	0	(1)
	10/2025	KRW	281,464		200	0	(1)

JPM	10/2025	BRL	1,861		336	0	(14)
	10/2025	CAD	3,162		2,288	16	0
	10/2025	IDR	8,922,692		535	0	0
	10/2025	KRW	1,040,199		750	9	0
	10/2025	PLN	602		164	0	(2)
	10/2025	SGD	165		128	0	0
	10/2025	TWD	20,467		686	13	0
	10/2025		$350	BRL	1,861	0	0
	10/2025		635	IDR	10,550,683	0	(3)
	10/2025		93	ILS	311	1	0
	10/2025		39	TWD	1,182	0	0
	10/2025		26	ZAR	465	1	0
	11/2025	ZAR	1,385		$79	0	(1)
	12/2025	COP	9,159,383		2,308	0	(5)
	12/2025		$924	HUF	308,746	1	0

MBC	10/2025	CHF	187		$235	0	0
	10/2025	CNH	2,665		375	1	0
	10/2025	EUR	611		724	6	0
	10/2025	IDR	1,091,206		67	1	0
	10/2025	INR	17,558		198	0	0
	10/2025	JPY	260,100		1,773	14	0
	10/2025	KRW	1,439,951		1,034	8	0
	10/2025	SGD	1,626		1,269	8	0
	10/2025	THB	1		0	0	0
	10/2025		$364	CNH	2,590	0	0

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,464	GBP	1,091	$4	$0
	10/2025		198	INR	17,558	0	0
	10/2025		23	JPY	3,396	0	0
	10/2025		489	KRW	682,655	0	(2)
	10/2025		2	NOK	23	0	0
	10/2025		307	NZD	524	0	(3)
	10/2025		468	SEK	4,482	8	0
	10/2025		394	THB	12,721	0	(1)
	11/2025	CNH	2,584		$364	0	0
	11/2025	JPY	5,806		39	0	0
	11/2025	NOK	23		2	0	0
	11/2025		$1,038	CNY	7,371	1	0
	11/2025		198	INR	17,607	0	0
	12/2025	THB	25,187		$783	2	0

MYI	10/2025	BRL	1,259		220	0	(16)
	10/2025	CNH	2,691		378	0	0
	10/2025	IDR	1,140,092		69	1	0
	10/2025	JPY	1,094		7	0	0
	10/2025		$237	BRL	1,259	0	(1)
	10/2025		868	JPY	129,560	8	0
	10/2025		231	PLN	835	0	(1)
	10/2025		537	TWD	16,184	0	(5)
	11/2025	JPY	129,111		$868	0	(8)
	12/2025	CZK	14,495		704	3	0
	12/2025	HUF	16,700		50	0	0
	12/2025	MYR	85		20	0	0
	12/2025	TWD	16,078		537	6	0

NGF	10/2025	KRW	1,377,778		991	9	0
	10/2025		$136	IDR	2,246,621	0	(1)
	11/2025	TRY	8,135		$187	0	(2)
	12/2025		$50	TRY	2,192	0	0

SCX	10/2025	CNH	1,957		$275	1	0
	10/2025	IDR	2,178,491		130	0	0
	10/2025	INR	36,881		415	0	0
	10/2025	JPY	5,602		38	0	0
	10/2025	TWD	19,801		668	18	0
	10/2025		$5	DKK	34	0	0
	10/2025		568	GBP	425	3	0
	10/2025		185	IDR	3,040,228	0	(3)
	10/2025		712	INR	62,827	0	(5)
	11/2025	GBP	425		$568	0	(3)
	11/2025	JPY	28		0	0	0
	11/2025		$395	INR	35,182	0	0
	12/2025	CZK	4,972		$242	2	0
	12/2025	PEN	1,105		317	0	(1)
	12/2025		$130	IDR	2,183,997	0	0
	12/2025		1,548	PHP	88,659	0	(31)

SOG	10/2025	AUD	166		$110	0	0
	10/2025	BRL	13,267		2,486	0	(7)
	10/2025	JPY	51,294		349	2	0
	10/2025	KRW	1,490,088		1,084	22	0
	10/2025	NZD	549		320	2	0
	10/2025	SEK	5,475		580	0	(2)
	10/2025	TWD	63,026		2,053	0	(18)
	10/2025		$2,494	BRL	13,267	0	(2)
	10/2025		100	COP	403,600	3	0
	10/2025		3,975	EUR	3,380	0	(7)
	10/2025		1,896	JPY	282,149	12	0
	10/2025		50	PHP	2,916	0	0
	11/2025	EUR	3,380		$3,983	7	0
	11/2025	JPY	281,173		1,896	0	(12)
	11/2025		$110	AUD	166	0	0
	11/2025		3,231	COP	13,173,312	111	0
	11/2025		580	SEK	5,463	2	0
	12/2025		2,486	BRL	13,456	6	0
	03/2026	CLP	551,638		$569	0	(4)

SSB	10/2025	GBP	1,516		2,043	5	0
	11/2025	PEN	618		168	0	(10)
	12/2025	MXN	949		50	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
UAG	10/2025	ILS	6,563		$1,967	$0	$(14)
	10/2025	NOK	2,176		214	0	(4)
	10/2025	PEN	351		100	0	(1)
	10/2025		$158	ILS	539	5	0
	10/2025		17	INR	1,517	0	0
	10/2025		230	PLN	834	0	0
	10/2025		70	THB	2,265	0	0
	11/2025	ILS	539		$158	0	(5)
	11/2025	ZAR	704		40	0	(1)
	12/2025	HUF	82,962		251	2	0
	12/2025	PHP	41,154		717	13	0
	12/2025		$153	MXN	2,832	1	0
	12/2025		262	THB	8,266	0	(6)

Total Forward Foreign Currency Contracts						$795	$(1,591)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,116	$2,892
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,371

Total Purchased Options							$6,232	$6,263

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(142)

Total Written Options						$(308)	$(142)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$ 1,600	$(48)	$54	$6	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	1,306	(83)	83	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	258	23	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	90	9	0

						$(447)	$485	$38	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Receive	3-Month MYR-KLIBOR(2)	3.000%	Quarterly	03/18/2031	MYR	8,540	$14	$10	$24	$0

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	MLPIREIL Index(8)	99,286	4.740% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$9,653	$0	$(7)	$0	$(7)
	Pay	MLPIREIS Index(9)	86,468	4.590% (FEDL01 plus a specified spread)	Monthly	06/10/2026	8,555	0	8	8	0

JPM	Receive	JPACWILV Index(10)	1,522,859	4.640% (FEDL01 plus a specified spread)	Monthly	10/07/2026	184,238	0	(49)	0	(49)

MBC	Receive	NDUEACWF Index	34,923	4.610% (SOFR plus a specified spread)	Monthly	09/23/2026	18,861	0	0	0	0

								$0	$(48)	$8	$(56)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Pay	HNI Corp.	2,903	4.050% (SOFR less a specified spread)	Monthly	02/05/2026	$136	$0	$0	$0	$0

RBC	Pay	Palo Alto Networks,Inc.	3,643	4.525% (SOFR plus a specified spread)	Monthly	03/25/2026	742	0	2	2	0
	Pay	Union Pacific Corp.	2,208	4.550% (SOFR plus a specified spread)	Monthly	03/25/2026	522	0	1	1	0

								$0	$3	$3	$0

Total Swap Agreements								$(433)	$450	$73	$(56)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$2	$0	$0	$2	$(37)	$0	$0	$(37)	$(35)	$0	$(35)
BOA	5	0	8	13	(9)	0	(7)	(16)	(3)	0	(3)
BPS	69	0	0	69	(209)	0	0	(209)	(140)	276	136
BRC	13	0	0	13	(67)	0	0	(67)	(54)	0	(54)
BSH	46	0	0	46	(46)	0	0	(46)	0	(40)	(40)
CBK	162	0	0	162	(268)	0	0	(268)	(106)	0	(106)
DUB	61	0	0	61	(64)	0	0	(64)	(3)	0	(3)
FAR	31	0	0	31	(63)	0	0	(63)	(32)	0	(32)
GLM	68	0	24	92	(624)	(142)	0	(766)	(674)	276	(398)
GST	0	0	6	6	0	0	0	0	6	(30)	(24)
IND	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
JPM	41	0	0	41	(25)	0	(49)	(74)	(33)	(4,964)	(4,997)
MBC	53	0	0	53	(6)	0	0	(6)	47	(280)	(233)
MYC	0	6,263	23	6,286	0	0	0	0	6,286	35	6,321
MYI	18	0	0	18	(31)	0	0	(31)	(13)	(10)	(23)
NGF	9	0	0	9	(3)	0	0	(3)	6	0	6
RBC	0	0	3	3	0	0	0	0	3	0	3
SCX	24	0	0	24	(43)	0	0	(43)	(19)	0	(19)
SOG	167	0	0	167	(52)	0	0	(52)	115	0	115
SSB	5	0	0	5	(11)	0	0	(11)	(6)	0	(6)
TOR	0	0	0	0	0	0	0	0	0	(300)	(300)
UAG	21	0	9	30	(31)	0	0	(31)	(1)	0	(1)

Total Over the Counter	$795	$6,263	$73	$7,131	$(1,591)	$(142)	$(56)	$(1,789)

(m)

Securities with an aggregate market value of $587 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	0.8%	$77
American Tower Corp.	5.7	551
Apple Hospitality REIT, Inc.	4.8	463
AvalonBay Communities, Inc.	1.5	145
Crown Castle International Corp.	5.8	560
Cubesmart	0.8	77
DiamondRock Hospitality Company	1.6	154
Digital Realty Trust, Inc.	2.9	280
Equinix, Inc.	2.0	193
Equity Lifestyle Properties, Inc.	4.8	463
Equity Residential	2.1	203
Extra Space Storage, Inc.	0.1	10
Federal Realty Investment Trust	0.6	58
First Industrial Realty Trust, Inc.	3.3	319
Gaming and Leisure Properties, Inc.	5.4	521
Healthcare Realty Trust Incorporated	2.5	241
Healthpeak Properties, Inc.	6.5	627
Host Hotels & Resorts, Inc.	2.5	241
Invitation Homes, Inc.	4.1	396
Kimco Realty Corporation	4.0	386
Kite Realty Group Trust	5.7	550
Macerich Co.	5.5	531
NNN REIT, Inc.	2.1	203
Park Hotels & Resorts, Inc.	1.0	97
Public Storage	0.5	48
Realty Income Corp.	0.1	10
Ryman Hospitality Properties, Inc.	2.6	251
Sabra Health Care REIT, Inc.	0.5	48
SBA Communications Corporation	5.6	541
Simon Property Group, Inc.	5.9	570
Sun Communities, Inc.	2.8	270
UDR, Inc.	1.9	183
VICI Properties, Inc.	4.0	386

Total Real Estate		$9,653

Total Value		$9,653

(9)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.2%	$103
Agree Realty Corporation	4.9	419
American Assets Trust, Inc.	1.4	120
Boston Properties Inc	4.6	394
Brandywine Realty Trust	1.8	154
Brixmor Property Group, Inc.	2.5	214
Camden Property Trust	0.4	34
Copt Defense Properties	5.5	471
Cousins Properties Incorporated	5.4	462
Curbline Properties Corp.	2.4	205
Douglas Emmett, Inc.	4.7	402
Eastgroup Properties, Inc.	2.0	171
Elme Communities	2.6	222
EPR Properties	0.2	17
Essential Properties Realty Trust, Inc.	1.5	127
Essex Property Trust, Inc.	0.1	9
Highwoods Properties, Inc.	6.6	565
Independence Realty Trust, Inc.	2.9	248
JBG Smith Properties	4.7	402

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Referenced Entity	% of Index	Value
Kilroy Realty Corporation	6.8%	$582
LXP Industrial Trust	0.4	34
Mid-America Apartment Communities, Inc.	2.1	180
National Storage Affiliates Trust	0.5	43
Omega Healthcare Investors, Inc.	2.8	240
Pebblebrook Hotel Trust	1.4	120
Phillips Edison & Company, Inc.	0.1	9
Prologis, Inc.	0.5	43
Regency Centers Corp.	1.6	136
Rexford Industrial Realty, Inc.	1.0	86
Stag Industrial, Inc.	0.4	34
Sunstone Hotel Investors, Inc.	1.2	103
Tanger, Inc.	0.7	60
Terreno Realty Corporation	3.1	265
Urban Edge Properties	0.7	60
Ventas, Inc.	6.9	590
Veries Residential, Inc.	1.5	127
Vornado Realty Trust	3.3	282
Welltower, Inc.	8.2	702
WP Carey, Inc.	1.4	120

Total Real Estate		$8,555

Total Value		$8,555

(10)	The following table represents the top 50 individual positions and related values within the total return basket swap as of September 30, 2025:

Referenced Entity	% of Index	Value
Communication Services
Alphabet, Inc.	4.9%	$9,028
Meta Platforms, Inc.	2.3	4,237
Verizon Communications, Inc.	1.3	2,395
Netease, Inc.	0.6	1,105
Electronic Arts, Inc.	0.6	1,105
Other Communication Services◀	0.5	921

Total Communication Services		$18,791

Consumer Discretionary
Amazon.com, Inc.	2.7%	$4,974
Booking Holdings, Inc.	1.1	2,027
PDD Holdings, Inc.	1.0	1,842
Other Consumer Discretionary◀	4.3	7,922

Total Consumer Discretionary		$16,765

Consumer Staples
Philip Morris International, Inc.	1.3%	$2,395
Altria Group, Inc.	1.2	2,211
British American Tobacco PLC	1.0	1,842
Colgate-Palmolive Company	0.7	1,290
Other Consumer Staples◀	1.5	2,764

Total Consumer Staples		$10,502

Energy
EOG Resources, Inc.	0.7%	$1,290
Other Energy◀	0.6	1,105

Total Energy		$2,395

Financials
Banco Bilbao Vizcaya Argentaria S.A.	1.1%	$2,027
Goldman Sachs Group, Inc.	1.1	2,027
Banco Santander S.A.	1.0	1,842
CME Group, Inc.	0.9	1,658
American Express Co.	0.9	1,658
Bank of New York Mellon Corp.	0.9	1,658
AllState Corp.	0.6	1,105
3I Group PLC	0.6	1,105
Intesa Sanpaolo SPA	0.6	1,105
Other Financials◀	9.9	18,241

Total Financials		$32,426

Referenced Entity	% of Index	Value
Health Care
Bristol-Myers Squibb Company	0.8%	$1,474
Gilead Sciences, Inc.	0.9	1,658
GSK PLC	0.6	1,105
Johnson & Johnson	2.0	3,685
Merck & Co., Inc.	1.4	2,579
Novartis AG	0.9	1,658
Roche Holding AG	0.9	1,658
Veeva Systems, Inc.	0.5	921
Other Health Care◀	1.4	2,579

Total Health Care		$17,317

Industrials
General Dynamics Corp.	0.8%	$1,474
Lockheed Martin Corp.	0.9	1,658
Vinci SA	0.7	1,290
Other Industrials◀	5.8	10,686

Total Industrials		$15,108

Materials
Newmont Corporation	1.0%	$1,842
Other Materials◀	1.8	3,316

Total Materials		$5,158

Real Estate
Other Real Estate◀	1.4%	$2,579

Total Real Estate		$2,579

Technology
Adobe, Inc.	1.6%	$2,948
Apple, Inc.	2.8	5,159
Cisco Systems, Inc.	1.7	3,132
Intuit, Inc.	1.1	2,027
Mastercard, Inc.	1.1	2,027
MediaTek Inc	0.7	1,290
Microsoft Corp.	4.9	9,028
Motorola Solutions, Inc.	0.7	1,290
NVIDIA Corp.	3.7	6,817
PayPal Holdings, Inc.	0.7	1,290
QUALCOMM, Inc.	1.7	3,132
SK Hynix Inc.	1.4	2,579
Taiwan Semiconductor Manufacturing Co Ltd.	1.7	3,132
Tencent Holdings Limited	0.7	1,290
Tokyo Electron Limited	0.6	1,105
Other Technology◀	7.8	14,372

Total Technology		$60,618

Utilities
Other Utilities◀	1.4%	$2,579

Total Utilities		$2,579

Total Value		$184,238

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$111	$0	$0	$0	$78	$189
Swap Agreements	0	0	0	0	193	193

	$111	$0	$0	$0	$271	$382

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$795	$0	$795
Purchased Options	0	0	0	0	6,263	6,263
Swap Agreements	0	38	11	0	24	73

	$0	$38	$11	$795	$6,287	$7,131

	$111	$38	$11	$795	$6,558	$7,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$70	$0	$0	$0	$87	$157
Swap Agreements	0	1	0	0	220	221

	$70	$1	$0	$0	$307	$378

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,591	$0	$1,591
Written Options	0	0	0	0	142	142
Swap Agreements	0	0	56	0	0	56

	$0	$0	$56	$1,591	$142	$1,789

	$70	$1	$56	$1,591	$449	$2,167

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(155)	$0	$0	$(155)
Written Options	0	0	54	0	0	54
Futures	508	0	(26)	0	(102)	380
Swap Agreements	0	(16)	0	0	401	385

	$508	$(16)	$(127)	$0	$299	$664

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,696)	$0	$(1,696)
Swap Agreements	0	486	29,746	0	(27)	30,205

	$0	$486	$29,746	$(1,696)	$(27)	$28,509

	$508	$470	$29,619	$(1,696)	$272	$29,173

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$51	$0	$(21)	$0	$185	$215
Swap Agreements	0	(15)	0	0	(388)	(403)

	$51	$(15)	$(21)	$0	$(203)	$(188)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,236)	$0	$(1,236)
Purchased Options	0	0	0	0	(42)	(42)
Written Options	0	0	0	0	49	49
Swap Agreements	0	(416)	135	0	12	(269)

	$0	$(416)	$135	$(1,236)	$19	$(1,498)

	$51	$(431)	$114	$(1,236)	$(184)	$(1,686)

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$35	$0	$35
Industrials	0	483	0	483
Convertible Bonds & Notes
Banking & Finance	0	10	0	10
U.S. Government Agencies	0	49,277	0	49,277
U.S. Treasury Obligations	0	12,429	0	12,429
Non-Agency Mortgage-Backed Securities	0	6,614	0	6,614
Asset-Backed Securities
Automobile Sequential	0	2,773	0	2,773
Home Equity Other	0	8,652	0	8,652
Home Equity Sequential	0	4,966	0	4,966
Manufacturing House ABS Other	0	345	0	345
Whole Loan Collateral	0	2,155	0	2,155
Other ABS	0	5,312	0	5,312
Sovereign Issues	0	19,709	0	19,709
Common Stocks
Communication Services	1,314	0	0	1,314
Consumer Discretionary	106	0	0	106
Consumer Staples	1,524	0	0	1,524
Health Care	527	0	0	527
Industrials	1,270	0	0	1,270
Information Technology	1,006	0	0	1,006
Short-Term Instruments
Mutual Funds	0	574	0	574
U.S. Treasury Bills	0	1,094	0	1,094

	$5,747	$114,428	$0	$120,175

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Mutual Funds	$123,354	$0	$0	$123,354
Short-Term Instruments
Central Funds Used for Cash Management Purposes	105,501	0	0	105,501

	$228,855	$0	$0	$228,855

Total Investments	$234,602	$114,428	$0	$349,030

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,101)	$0	$(12,101)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	159	223	0	382
Over the counter	0	7,131	0	7,131

	$159	$7,354	$0	$7,513

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(123)	(248)	0	(371)
Over the counter	0	(1,789)	0	(1,789)

	$(123)	$(2,037)	$0	$(2,160)

Total Financial Derivative Instruments	$36	$5,317	$0	$5,353

Totals	$234,638	$107,644	$0	$342,282

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). PIMCO Global Core Asset Allocation may invest its assets in some or all of the Underlying PIMCO Funds, which, for the PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund. PIMCO Global Core Asset Allocation Fund is further permitted to invest in the other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

The PIMCO Global Core Asset Allocation Fund has established PIMCO Cayman Commodity Fund II Ltd., a Cayman Islands exempted company (the “GCAA Subsidiary”), which is wholly-owned and controlled by the PIMCO Global Core Asset Allocation Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment

Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities

38	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Notes to Financial Statements	(Cont.)

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

PIMCO Global Core Asset Allocation Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

40	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

The assets of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of each Fund’s shares. For purposes of calculating NAV of the Underlying PIMCO Funds for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and for purposes of calculating NAV for the PIMCO Global Core Asset Allocation Fund, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Notes to Financial Statements	(Cont.)

open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s or an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds or a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund or an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund or an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. A Fund’s or an Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as

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Notes to Financial Statements	(Cont.)

quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest under normal circumstances substantially all or a significant portion of their assets in Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. PIMCO Global Core Asset Allocation Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined and as defined in PIMCO Global Core Asset Allocation Fund’s prospectus. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,061,898	$83,915	$(525,535)	$46,664	$277,094	$1,944,036	$65,076	$0

PIMCO All Asset: Multi-Real Fund	1,794,706	700,365	(824,663)	(34,609)	57,090	1,692,889	65,186	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	385,440	149,203	(117,071)	(6,058)	30,408	441,922	17,505	0

PIMCO Emerging Markets Local Currency and Bond Fund	538,055	220,924	(118,198)	845	50,659	692,285	23,535	0

PIMCO Extended Duration Fund	151,490	54,788	(60,399)	(2,154)	(729)	142,996	2,246	0

PIMCO Government Money Market Fund	67,053	2,096,797	(2,047,713)	0	0	116,137	1,192	0

PIMCO High Yield Fund	364,485	62,551	(77,015)	176	7,938	358,135	11,504	0

PIMCO High Yield Spectrum Fund	88,376	38,264	(15,142)	15	2,725	114,238	3,278	0

PIMCO Income Fund	142,764	41,022	(58,182)	1,490	746	127,840	4,270	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	454,160	11,494	(215,822)	8,505	(5,613)	252,724	7,970	0

PIMCO Investment Grade Credit Bond Fund	68,353	1,572	(11,496)	(1,115)	2,295	59,609	1,572	0

PIMCO Long Duration Total Return Fund	173,720	60,518	(69,768)	1,300	198	165,968	3,706	0

PIMCO Long-Term Real Return Fund	115,743	2,582	(45,577)	(3,821)	(390)	68,537	2,610	0

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PIMCO All Asset Fund (Cont.)
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term U.S. Government Fund	$228,899	$89,152	$(105,571)	$(14,438)	$13,183	$211,225	$4,034	$0

PIMCO Low Duration Fund	1,289,226	492,556	(1,016,092)	9,155	(5,155)	769,690	23,009	0

PIMCO RAE Emerging Markets Fund	347,681	16,688	(108,647)	17,877	33,627	307,226	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	391,037	11,157	(75,007)	(4,484)	(5,001)	317,702	853	0

PIMCO RAE International Fund	121,065	25,321	(48,495)	7,083	13,860	118,834	0	0

PIMCO RAE PLUS EMG Fund	93,803	3,946	(16,960)	2,360	9,261	92,410	3,945	0

PIMCO RAE PLUS International Fund	92,515	3,832	(16,729)	(1,557)	12,790	90,851	3,831	0

PIMCO RAE US Fund	119,949	0	(44,565)	(1,618)	15,796	89,562	0	0

PIMCO RAE US Small Fund	111,624	59,515	(44,343)	25	15,469	142,290	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	398,426	30,473	(84,029)	(2,946)	(28,527)	313,397	21,850	0

PIMCO Real Return Fund	151,257	24,584	(73,789)	1,322	(1,157)	102,217	2,557	0

PIMCO RealEstateRealReturn Strategy Fund	159,109	22,242	(28,519)	717	5,744	159,293	951	0

PIMCO Total Return Fund	888,427	404,685	(461,506)	(5,268)	16,974	843,312	19,471	0

PIMCO TRENDS Managed Futures Strategy Fund	394,300	95,183	(84,975)	(8,550)	17,324	413,282	0	0

Totals	$11,193,561	$4,803,329	$(6,395,808)	$10,916	$536,609	$10,148,607	$290,151	$0

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-Real Fund	$70,355	$102,679	$(136,216)	$3,889	$(1,310)	$39,397	$1,533	$0

PIMCO All Authority: Multi-RAE PLUS Fund	173,788	15,414	(28,879)	2,386	33,138	195,847	0	0

PIMCO CommoditiesPLUS® Strategy Fund	0	11,037	(10,450)	(587)	0	0	0	0

PIMCO CommodityRealReturn Strategy Fund®	11,327	18,605	(24,154)	407	(1,035)	5,150	304	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	38,120	25,061	(9,365)	(188)	2,834	56,462	1,998	0

PIMCO Emerging Markets Local Currency and Bond Fund	53,125	38,464	(9,195)	(1)	5,723	88,116	2,686	0

PIMCO Extended Duration Fund	16,022	8,913	(9,581)	(305)	42	15,091	218	0

PIMCO Government Money Market Fund	9,955	90,231	(90,241)	0	0	9,945	195	0

PIMCO High Yield Fund	56,755	15,362	(5,904)	(67)	1,529	67,675	1,989	0

PIMCO High Yield Spectrum Fund	11,936	10,538	(1,127)	21	396	21,764	498	0

PIMCO Income Fund	11,180	3,535	(2,861)	32	146	12,032	347	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	84,945	10,080	(22,945)	485	95	72,660	1,777	0

PIMCO Investment Grade Credit Bond Fund	6,410	384	(622)	(51)	164	6,285	150	0

PIMCO Long Duration Total Return Fund	17,567	9,095	(9,636)	(2,891)	3,072	17,207	358	0

PIMCO Long-Term Credit Bond Fund	94	2	0	0	2	98	3	0

PIMCO Long-Term Real Return Fund	24,199	3,416	(6,477)	(439)	(322)	20,377	636	0

PIMCO Long-Term U.S. Government Fund	24,168	13,699	(16,008)	(2,654)	2,572	21,777	392	0

PIMCO Low Duration Credit Fund	11,375	184	(11,615)	254	(198)	0	188	0

PIMCO Low Duration Fund	280,832	74,369	(143,561)	65	745	212,450	5,183	0

PIMCO RAE Emerging Markets Fund	34,682	4,221	(12,788)	3,286	2,155	31,556	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	43,496	3,597	(5,477)	(274)	(734)	40,608	103	0

PIMCO RAE International Fund	12,557	3,383	(4,922)	912	1,513	13,443	0	0

PIMCO RAE PLUS EMG Fund	8,656	657	(757)	93	1,007	9,656	374	0

PIMCO RAE PLUS International Fund	11,082	809	(1,067)	117	1,239	12,180	471	0

PIMCO RAE US Small Fund	0	9,868	(110)	8	785	10,551	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	43,685	5,528	(5,822)	(153)	(3,457)	39,781	2,540	0

PIMCO Real Return Fund	34,906	4,767	(12,207)	133	(35)	27,564	629	0

PIMCO RealEstateRealReturn Strategy Fund	77,340	92,391	(59,890)	(1,606)	4,571	112,806	636	0

PIMCO Total Return Fund	176,636	51,993	(50,796)	(66)	2,312	180,079	3,890	0

PIMCO TRENDS Managed Futures Strategy Fund	54,204	9,635	(5,986)	(376)	1,435	58,912	0	0

Totals	$1,399,397	$637,917	$(698,659)	$2,430	$58,384	$1,399,469	$27,098	$0

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Notes to Financial Statements	(Cont.)

PIMCO Global Core Asset Allocation Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,084	$3,827	$(3,311)	$(51)	$498	$31,047	$870	$0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	58,923	1,810	0	0	421	61,154	1,327	0

PIMCO Short Asset Portfolio	64,119	10,419	(12,770)	(27)	135	61,876	1,361	0

PIMCO Short-Term Floating NAV Portfolio III	22,167	100,836	(79,400)	2	20	43,625	935	0

PIMCO Total Return Fund	29,999	694	0	0	460	31,153	693	0

Totals	$205,292	$117,586	$(95,481)	$(76)	$1,534	$228,855	$5,186	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

46	PIMCO ASSET ALLOCATION FUNDS

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other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently

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Notes to Financial Statements	(Cont.)

finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit Consistent with its principal investment strategies, the PIMCO All Asset All Authority Fund (the “AAAA Fund”) has entered into an amended and restated secured credit agreement with

State Street Bank & Trust Company for investment purposes subject to the limitations of the Act. All or a portion of the AAAA Fund’s securities are pledged as collateral under the agreement.

The AAAA Fund pays financing charges at a rate per annum equal to the sum of (a) seventy-five basis points (0.75%) plus (b) the highest of (i) the Overnight Bank Funding Rate in effect on such day, (ii) the Federal Funds Effective Rate in effect on such day and (iii) Adjusted Term SOFR for a one-month tenor in effect on such day. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts of the revolving line of credit. The commitment amount is:

Commitment Amount (in thousands)

$ 400,000

Borrowings outstanding, if any, as of September 30, 2025 are disclosed as payable for line of credit on the Statements of Assets and Liabilities. Interest and Commitment and Upfront fees, if any, paid by the AAAA Fund in relation to the borrowings are disclosed as part of interest expense on the Statements of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statements of Operations.

The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2025 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Commitment and Upfront Fees	Outstanding Principal as of September 30, 2025

$400,000	5.17%	$10,535	$246	$400,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

(b) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities.

Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted

48	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures,

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Notes to Financial Statements	(Cont.)

swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a

50	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements	(Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Allocation	X	X	X

Acquired Fund	—	—	X

Fund of Funds	X	X	—

Market Trading	X	X	X

New Fund	X	X	X

52	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Small Fund	X	X	X

Municipal Project-Specific	X	X	—

Municipal Bond	X	X	—

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Distressed Company	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	—

Model	X	X	X

Commodity	X	X	X

Equity	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Smaller Company	X	X	X

Issuer Non-Diversification	X	X	—

Management	X	X	X

Short Exposure	X	X	X

Tax	X	X	X

Subsidiary	X	X	X

Value Investing	X	X	X

Arbitrage	—	—	X

Convertible Securities	X	X	X

Exchange-Traded Fund	X	X	X

Tracking Error	X	X	X

Indexing	X	X	X

Collateralized Loan Obligations	—	—	X

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk is the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

The following risks are principal risks of investing in PIMCO Global Core Asset Allocation Fund or a Fund that includes risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments

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Notes to Financial Statements	(Cont.)

held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund or certain Underlying PIMCO Funds that are exchange-traded funds does not continue once developed, that such Fund or Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Fund’s or Underlying PIMCO Fund’s shares may be halted or become less liquid or that such Fund’s or Underlying PIMCO Fund’s shares trade at prices other than the Fund’s or Underlying PIMCO Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress and volatility.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure

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to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that a Fund’s or certain Underlying PIMCO Funds’ investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund or an Underlying PIMCO Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the

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Notes to Financial Statements	(Cont.)

extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

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Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on the Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund or certain Underlying PIMCO Funds that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, a Fund or an Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s or an Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s or Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s or an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Fund or Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Fund or Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund or an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments,

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Notes to Financial Statements	(Cont.)

in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although

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other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from

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Notes to Financial Statements	(Cont.)

each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A		Class C		Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(5)	0.05%		0.20%	(6)	0.20%	(7)	0.20%	(8)
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(5)	0.05%	*	0.20%	(6)	0.20%	(7)	N/A
PIMCO Global Core Asset Allocation Fund	0.90%	(3)(4)	0.05%	0.15%	N/A		N/A		0.20%	(6)	0.20%	(7)	N/A

(1)

PIMCO has contractually agreed, through July 31, 2026, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2026, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit.

(3)

PIMCO has contractually agreed, through July 31, 2026, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by a Fund in connection with its investments in Underlying PIMCO Funds to the extent a Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(4)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(5)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(6)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class A was reduced by 0.05% to 0.20% per annum.
(7)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class C was reduced by 0.05% to 0.20% per annum.
(8)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class R was reduced by 0.05% to 0.20% per annum.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the

Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

60	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2025, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Notes to Financial Statements	(Cont.)

PIMCO. As of September 30, 2025, the Fund below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the PIMCO All Asset Fund and PIMCO All Asset

All Authority Fund, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of each Fund’s assets.

Underlying PIMCO Fund expenses incurred by the PIMCO Global Core Asset Allocation Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the PIMCO Global Core Asset Allocation Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2026, for the PIMCO All Asset All Authority, Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of September 30, 2025 were (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$12,801	$9,502	$9,789	$32,092

PIMCO All Asset All Authority Fund	170	0	3	173

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the Fund below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$5,148

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO has contractually agreed, through July 31, 2026, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Global Core Asset Allocation Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the PIMCO Global Core Asset Allocation Fund in connection with its investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers for the PIMCO Global Core Asset Allocation Fund are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $290,390.

The GCAA Subsidiary has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive PIMCO Global Core Asset Allocation Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid by the GCAA Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $6,029. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

62	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$2,706,532	$4,348,096

PIMCO All Asset All Authority Fund	0	0	547,687	608,418

PIMCO Global Core Asset Allocation Fund	477,894	481,723	19,651	16,654

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	53,036	$595,681	108,107	$1,200,147

I-2	2,121	24,086	3,866	43,085

I-3	131	1,480	678	7,583

Administrative Class	258	2,914	722	8,071

Class A	822	9,234	1,880	20,846

Class C	76	862	103	1,142

Class R	130	1,428	237	2,603
Issued as reinvestment of distributions

Institutional Class	19,530	222,409	54,940	603,999

I-2	522	5,962	1,575	17,366

I-3	24	274	131	1,454

Administrative Class	105	1,201	293	3,224

Class A	882	10,046	2,543	27,957

Class C	34	381	111	1,214

Class R	59	670	168	1,824

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Notes to Financial Statements	(Cont.)

	PIMCO All Asset Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Cost of shares redeemed

Institutional Class	(213,825)	$(2,432,690)	(307,482)	$(3,420,725)

I-2	(4,328)	(48,608)	(16,684)	(184,907)

I-3	(593)	(6,718)	(2,728)	(30,485)

Administrative Class	(562)	(6,312)	(1,211)	(13,520)

Class A	(3,781)	(42,342)	(12,107)	(134,463)

Class C	(325)	(3,622)	(1,046)	(11,575)

Class R	(324)	(3,555)	(788)	(8,656)

Net increase (decrease) resulting from Fund share transactions	(146,008)	$(1,667,219)	(166,692)	$(1,863,816)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

	PIMCO All Asset All Authority Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	9,591	$61,531	4,250	$27,567

I-2	1,208	8,244	1,907	12,394

I-3	13	88	37	244

Class A	380	2,544	1,209	7,814

Class C	113	763	71	455
Issued as reinvestment of distributions

Institutional Class	1,267	8,703	3,247	21,041

I-2	164	1,129	414	2,686

I-3	2	15	5	35

Class A	321	2,203	763	4,943

Class C	10	67	25	164
Cost of shares redeemed

Institutional Class	(16,274)	(107,333)	(68,937)	(448,156)

I-2	(2,508)	(16,553)	(7,068)	(46,024)

I-3	(34)	(226)	(98)	(639)

Class A	(3,053)	(20,436)	(9,854)	(64,012)

Class C	(272)	(1,815)	(770)	(5,011)

Net increase (decrease) resulting from Fund share transactions	(9,072)	$(61,076)	(74,799)	$(486,499)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

	PIMCO Global Core Asset Allocation Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	242	$3,818	5,785	$80,664

I-2	62	977	127	1,819

Class A	88	1,348	277	3,964

Class C	7	113	39	550
Issued as reinvestment of distributions

Institutional Class	75	1,244	142	2,097

I-2	9	152	18	259

Class A	32	519	58	840

Class C	1	8	1	13

64	PIMCO ASSET ALLOCATION FUNDS

September 30, 2025	(Unaudited)

	PIMCO Global Core Asset Allocation Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Cost of shares redeemed

Institutional Class	(565)	$(8,784)	(1,633)	$(23,826)

I-2	(129)	(2,022)	(331)	(4,771)

Class A	(410)	(6,319)	(1,192)	(17,157)

Class C	(32)	(478)	(99)	(1,341)

Net increase (decrease) resulting from Fund share transactions	(620)	$(9,424)	3,192	$43,111

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset Fund	1	0	22%	0%

PIMCO All Asset All Authority Fund	1	0	42%	0%

PIMCO Global Core Asset Allocation Fund	1	0	36%	0%

14. BASIS FOR CONSOLIDATION

The GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly-owned Commodity Subsidiary (as defined below) acting as an investment vehicle for the PIMCO Global Core Asset Allocation Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of the Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The net assets of the GCAA Subsidiary as of period end represented 0.7% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$1,151,165	$2,187,837

PIMCO All Asset All Authority Fund	1,644,675	5,400,529

PIMCO Global Core Asset Allocation Fund	51,944	4,409

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset Fund	$9,260,364	$923,841	$(33,894)	$889,947

PIMCO All Asset All Authority Fund	1,286,376	122,419	(7,563)	114,856

PIMCO Global Core Asset Allocation Fund	341,973	8,040	(8,075)	(35)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

66	PIMCO ASSET ALLOCATION FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Brent	Brent Crude	FEDL01	Federal funds effective rate	NDUEACWF	MSCI ACWI Index Future

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average

CDX.IG	Credit Derivatives Index - Investment Grade	JPACWILV	J.P. Morgan Custom Equity Index	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	MLPIREIL	Merrill Lynch Custom Equity Index	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIS	Merrill Lynch Custom Equity Index

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix

CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1418	$0.0000	$0.0000	$0.1418

September 2025	$0.1315	$0.0000	$0.0000	$0.1315

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1396	$0.0000	$0.0000	$0.1396

September 2025	$0.1286	$0.0000	$0.0000	$0.1286

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1385	$0.0000	$0.0000	$0.1385

September 2025	$0.1258	$0.0000	$0.0000	$0.1258

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1363	$0.0000	$0.0000	$0.1363

September 2025	$0.1242	$0.0000	$0.0000	$0.1242

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1320	$0.0000	$0.0000	$0.1320

September 2025	$0.1186	$0.0000	$0.0000	$0.1186

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1155	$0.0000	$0.0000	$0.1155

September 2025	$0.0966	$0.0000	$0.0000	$0.0966

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1269	$0.0000	$0.0000	$0.1269

September 2025	$0.1116	$0.0000	$0.0000	$0.1116

68	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

PIMCO All Asset All Authority Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0430	$0.0000	$0.0000	$0.0430

September 2025	$0.0544	$0.0000	$0.0000	$0.0544

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0418	$0.0000	$0.0000	$0.0418

September 2025	$0.0527	$0.0000	$0.0000	$0.0527

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0410	$0.0000	$0.0000	$0.0410

September 2025	$0.0519	$0.0000	$0.0000	$0.0519

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0373	$0.0000	$0.0000	$0.0373

September 2025	$0.0466	$0.0000	$0.0000	$0.0466

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0274	$0.0000	$0.0000	$0.0274

September 2025	$0.0330	$0.0000	$0.0000	$0.0330

PIMCO Global Core Asset Allocation Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1318	$0.0000	$0.0000	$0.1318

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1248	$0.0000	$0.0000	$0.1248

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.1006	$0.0000	$0.0000	$0.1006

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0000	$0.0000	$0.0000	$0.0000

September 2025	$0.0484	$0.0000	$0.0000	$0.0484

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

70	PIMCO ASSET ALLOCATION FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

72	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that

74	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group,

76	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSAALLOCFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Bond Funds

PIMCO Climate Bond Fund

PIMCO Dynamic Bond Fund

PIMCO Extended Duration Fund

PIMCO GNMA and Government Securities Fund

PIMCO Investment Grade Credit Bond Fund

PIMCO Long Duration Total Return Fund

PIMCO Long-Term U.S. Government Fund

PIMCO Low Duration Opportunities Fund

PIMCO Moderate Duration Fund

PIMCO Mortgage Opportunities and Bond Fund

PIMCO Total Return ESG Fund

PIMCO Total Return Fund II

PIMCO Total Return Fund IV

PIMCO Total Return Fund V

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration Opportunities Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return Fund V (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO BOND FUNDS

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO Climate Bond Fund	12/10/19	12/10/19	12/10/19	12/10/19	—	12/10/19	12/10/19	—	Diversified
PIMCO Dynamic Bond Fund	06/30/08	06/30/08	06/30/08	04/27/18	—	06/30/08	07/31/08	07/31/08	Diversified
PIMCO Extended Duration Fund	08/31/06	08/31/06	09/11/08	—	—	—	—	—	Diversified
PIMCO GNMA and Government Securities Fund	07/31/97	07/31/97	04/30/08	01/31/19	—	11/30/00	05/31/01	—	Diversified
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	—	Diversified
PIMCO Long Duration Total Return Fund	08/31/06	08/31/06	09/11/08	—	—	09/08/17	01/05/18	—	Diversified
PIMCO Long-Term U.S. Government Fund	07/01/91	07/01/91	04/30/08	—	—	01/20/97	01/20/97	—	Diversified
PIMCO Low Duration Opportunities Fund	01/30/09	01/30/09	09/10/09	—	—	01/30/09	01/30/09	—	Diversified
PIMCO Moderate Duration Fund	12/31/96	12/31/96	12/31/09	—	—	—	—	—	Diversified
PIMCO Mortgage Opportunities and Bond Fund	10/22/12	10/22/12	10/22/12	04/27/18	—	10/22/12	10/22/12	—	Diversified
PIMCO Total Return ESG Fund	05/01/91	05/01/91	03/31/09	07/29/22	04/11/97	02/03/20	02/03/20	—	Diversified
PIMCO Total Return Fund II	12/30/91	12/30/91	12/31/09	—	—	—	—	—	Diversified
PIMCO Total Return Fund IV	05/26/11	05/26/11	—	—	—	05/26/11	—	—	Diversified
PIMCO Total Return Fund V	05/01/23	05/01/23	—	—	—	—	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names

Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on February 14, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Mortgage Opportunities and Bond Fund. As of August 1, 2025, the third-to-last sentence in the first paragraph of the principal investment strategies of PIMCO Mortgage Opportunities and Bond Fund was deleted and replaced with the following: The average portfolio duration of this Fund normally varies from 0 to 8 years based on PIMCO’s market forecasts.

A supplement was filed on May 21, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Long-Term U.S. Government Fund. As of May 21, 2025, the second paragraph of the principal investment strategies of PIMCO Long-Term U.S. Government Fund was deleted and replaced with the following: The Fund’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. For the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored entities are not subject to these limits.

4	PIMCO BOND FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Climate Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.92	$0.16	$0.18	$0.34	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2025	8.78	0.32	0.16	0.48	(0.34)	0.00	0.00	(0.34)

03/31/2024	8.56	0.29	0.22	0.51	(0.23)	0.00	(0.06)	(0.29)

03/31/2023	9.56	0.23	(0.69)	(0.46)	(0.54)	0.00	0.00	(0.54)

03/31/2022	10.23	0.17	(0.59)	(0.42)	(0.21)	(0.04)	0.00	(0.25)

03/31/2021	9.47	0.14	0.85	0.99	(0.21)	(0.02)	0.00	(0.23)
I-2

04/01/2025 - 09/30/2025+	8.92	0.15	0.18	0.33	(0.15)	0.00	0.00	(0.15)

03/31/2025	8.78	0.32	0.15	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.28	0.22	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.59)	(0.43)	(0.20)	(0.04)	0.00	(0.24)

03/31/2021	9.47	0.14	0.84	0.98	(0.20)	(0.02)	0.00	(0.22)
I-3

04/01/2025 - 09/30/2025+	8.92	0.15	0.18	0.33	(0.15)	0.00	0.00	(0.15)

03/31/2025	8.78	0.31	0.16	0.47	(0.33)	0.00	0.00	(0.33)

03/31/2024	8.56	0.29	0.21	0.50	(0.22)	0.00	(0.06)	(0.28)

03/31/2023	9.56	0.22	(0.69)	(0.47)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.23	0.16	(0.60)	(0.44)	(0.19)	(0.04)	0.00	(0.23)

03/31/2021	9.47	0.13	0.85	0.98	(0.20)	(0.02)	0.00	(0.22)
Class A

04/01/2025 - 09/30/2025+	8.92	0.14	0.18	0.32	(0.14)	0.00	0.00	(0.14)

03/31/2025	8.78	0.29	0.16	0.45	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.56	0.26	0.22	0.48	(0.20)	0.00	(0.06)	(0.26)

03/31/2023	9.56	0.19	(0.68)	(0.49)	(0.51)	0.00	0.00	(0.51)

03/31/2022	10.23	0.13	(0.59)	(0.46)	(0.17)	(0.04)	0.00	(0.21)

03/31/2021	9.47	0.10	0.85	0.95	(0.17)	(0.02)	0.00	(0.19)
Class C

04/01/2025 - 09/30/2025+	8.92	0.11	0.18	0.29	(0.11)	0.00	0.00	(0.11)

03/31/2025	8.78	0.22	0.16	0.38	(0.24)	0.00	0.00	(0.24)

03/31/2024	8.56	0.20	0.21	0.41	(0.13)	0.00	(0.06)	(0.19)

03/31/2023	9.56	0.13	(0.69)	(0.56)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.23	0.05	(0.59)	(0.54)	(0.09)	(0.04)	0.00	(0.13)

03/31/2021	9.47	0.03	0.85	0.88	(0.10)	(0.02)	0.00	(0.12)

PIMCO Dynamic Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.10	$0.26	$0.18	$0.44	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	9.83	0.49	0.26	0.75	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.56	0.49	0.23	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	10.26	0.36	(0.62)	(0.26)	(0.44)	0.00	0.00	(0.44)

03/31/2022	10.84	0.35	(0.73)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2021	9.99	0.41	0.79	1.20	(0.35)	0.00	0.00	(0.35)
I-2

04/01/2025 - 09/30/2025+	10.10	0.25	0.18	0.43	(0.26)	0.00	0.00	(0.26)

03/31/2025	9.83	0.48	0.26	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.48	0.23	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	10.26	0.35	(0.62)	(0.27)	(0.43)	0.00	0.00	(0.43)

03/31/2022	10.84	0.34	(0.73)	(0.39)	(0.19)	0.00	0.00	(0.19)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)
I-3

04/01/2025 - 09/30/2025+	10.10	0.25	0.18	0.43	(0.26)	0.00	0.00	(0.26)

03/31/2025	9.83	0.47	0.27	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.56	0.46	0.24	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	10.26	0.34	(0.62)	(0.28)	(0.42)	0.00	0.00	(0.42)

03/31/2022	10.84	0.33	(0.73)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.99	0.40	0.79	1.19	(0.34)	0.00	0.00	(0.34)

6	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.10	3.82%	$27,053	0.52	%*	0.52	%*	0.50	%*	0.50	%*	3.51	%*	7%

8.92	5.58	25,300	0.54		0.54		0.50		0.50		3.66		17

8.78	6.08	15,948	0.61		0.61		0.50		0.50		3.44		28

8.56	(4.65)	11,684	0.59		0.59		0.51		0.51		2.59		38

9.56	(4.27)	16,998	0.51		0.51		0.51		0.51		1.65		26

10.23	10.48	13,684	0.54		0.54		0.51		0.51		1.36		79

9.10	3.77	572	0.62	*	0.62	*	0.60	*	0.60	*	3.38	*	7

8.92	5.48	79	0.64		0.64		0.60		0.60		3.57		17

8.78	5.97	212	0.71		0.71		0.60		0.60		3.28		28

8.56	(4.75)	394	0.69		0.69		0.61		0.61		2.45		38

9.56	(4.37)	563	0.61		0.61		0.61		0.61		1.52		26

10.23	10.36	1,107	0.64		0.64		0.61		0.61		1.38		79

9.10	3.74	974	0.67	*	0.72	*	0.65	*	0.70	*	3.36	*	7

8.92	5.43	1,113	0.69		0.74		0.65		0.70		3.50		17

8.78	5.93	559	0.76		0.81		0.65		0.70		3.39		28

8.56	(4.79)	81	0.74		0.79		0.66		0.71		2.44		38

9.56	(4.42)	86	0.66		0.71		0.66		0.71		1.54		26

10.23	10.31	47	0.69		0.74		0.66		0.71		1.27		79

9.10	3.61	8,831	0.92	*	0.92	*	0.90	*	0.90	*	3.11	*	7

8.92	5.16	2,559	0.94		0.94		0.90		0.90		3.26		17

8.78	5.66	1,402	1.01		1.01		0.90		0.90		3.03		28

8.56	(5.04)	837	0.99		0.99		0.91		0.91		2.19		38

9.56	(4.65)	861	0.91		0.91		0.91		0.91		1.27		26

10.23	10.04	590	0.94		0.94		0.91		0.91		0.96		79

9.10	3.22	80	1.67	*	1.67	*	1.65	*	1.65	*	2.35	*	7

8.92	4.38	75	1.69		1.69		1.65		1.65		2.51		17

8.78	4.88	67	1.76		1.76		1.65		1.65		2.34		28

8.56	(5.75)	22	1.74		1.74		1.66		1.66		1.45		38

9.56	(5.38)	22	1.66		1.66		1.66		1.66		0.44		26

10.23	9.22	59	1.69		1.69		1.66		1.66		0.28		79

$10.27	4.39%	$2,167,536	0.78	%*	0.83	%*	0.75	%*	0.80	%*	5.04	%*	387%

10.10	7.84	2,492,971	0.79		0.84		0.75		0.80		4.93		919

9.83	7.67	2,110,254	0.93		0.96		0.78		0.81		5.15		528

9.56	(2.53)	1,982,406	0.84		0.84		0.81		0.81		3.64		174

10.26	(3.59)	3,128,636	0.81		0.81		0.81		0.81		3.25		145

10.84	12.14	3,247,810	0.83		0.83		0.81		0.81		3.87		431

10.27	4.34	199,514	0.88	*	0.93	*	0.85	*	0.90	*	4.94	*	387

10.10	7.73	190,027	0.89		0.94		0.85		0.90		4.83		919

9.83	7.56	187,383	1.03		1.06		0.88		0.91		5.06		528

9.56	(2.63)	237,252	0.94		0.94		0.91		0.91		3.57		174

10.26	(3.68)	330,748	0.91		0.91		0.91		0.91		3.17		145

10.84	12.03	324,410	0.93		0.93		0.91		0.91		3.77		431

10.27	4.32	37,597	0.93	*	1.03	*	0.90	*	1.00	*	4.88	*	387

10.10	7.68	34,833	0.94		1.04		0.90		1.00		4.76		919

9.83	7.52	16,639	1.15	(e)	1.23	(e)	0.93	(e)	1.01	(e)	4.79		528

9.56	(2.68)	2,635	0.98		1.03		0.95		1.00		3.44		174

10.26	(3.73)	9,557	0.96		1.01		0.96		1.01		3.08		145

10.84	11.98	6,803	0.98		1.03		0.96		1.01		3.78		431

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dynamic Bond Fund (Cont.)
Class A

04/01/2025 - 09/30/2025+	$10.10	$0.23	$0.19	$0.42	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	9.83	0.45	0.26	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.56	0.46	0.22	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.26	0.32	(0.62)	(0.30)	(0.40)	0.00	0.00	(0.40)

03/31/2022	10.84	0.31	(0.74)	(0.43)	(0.15)	0.00	0.00	(0.15)

03/31/2021	9.99	0.37	0.79	1.16	(0.31)	0.00	0.00	(0.31)
Class C

04/01/2025 - 09/30/2025+	10.10	0.20	0.18	0.38	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.83	0.38	0.26	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.56	0.39	0.22	0.61	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.26	0.25	(0.63)	(0.38)	(0.32)	0.00	0.00	(0.32)

03/31/2022	10.84	0.24	(0.75)	(0.51)	(0.07)	0.00	0.00	(0.07)

03/31/2021	9.99	0.28	0.80	1.08	(0.23)	0.00	0.00	(0.23)
Class R

04/01/2025 - 09/30/2025+	10.10	0.22	0.18	0.40	(0.23)	0.00	0.00	(0.23)

03/31/2025	9.83	0.42	0.27	0.69	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.56	0.43	0.22	0.65	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.26	0.30	(0.63)	(0.33)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.84	0.28	(0.73)	(0.45)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.99	0.34	0.79	1.13	(0.28)	0.00	0.00	(0.28)

PIMCO Extended Duration Fund
Institutional Class

04/01/2025 - 09/30/2025+	$13.40	$0.20	$(0.33)	$(0.13)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	14.03	0.29	(0.62)	(0.33)	(0.30)	0.00	0.00	(0.30)

03/31/2024	16.43	0.28	(2.03)	(1.75)	(0.24)	(0.41)	0.00	(0.65)

03/31/2023 ~	22.56	0.52	(6.12)	(5.60)	(0.53)	0.00	0.00	(0.53)

03/31/2022 ~	28.48	0.84	0.36	1.20	(0.72)	(6.40)	0.00	(7.12)

03/31/2021 ~	44.36	1.12	(9.20)	(8.08)	(1.24)	(6.56)	0.00	(7.80)
I-2

04/01/2025 - 09/30/2025+	13.40	0.20	(0.34)	(0.14)	(0.20)	0.00	0.00	(0.20)

03/31/2025	14.03	0.27	(0.61)	(0.34)	(0.29)	0.00	0.00	(0.29)

03/31/2024	16.43	0.26	(2.02)	(1.76)	(0.23)	(0.41)	0.00	(0.64)

03/31/2023 ~	22.56	0.47	(6.09)	(5.62)	(0.51)	0.00	0.00	(0.51)

03/31/2022 ~	28.48	0.80	0.36	1.16	(0.68)	(6.40)	0.00	(7.08)

03/31/2021 ~	44.36	1.16	(9.28)	(8.12)	(1.20)	(6.56)	0.00	(7.76)

PIMCO GNMA and Government Securities Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.39	$0.19	$0.11	$0.30	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	9.34	0.39	0.11	0.50	(0.45)	0.00	0.00	(0.45)

03/31/2024	9.45	0.33	(0.07)	0.26	(0.37)	0.00	0.00	(0.37)

03/31/2023	10.56	0.22	(0.84)	(0.62)	(0.48)	0.00	(0.01)	(0.49)

03/31/2022	11.36	0.10	(0.64)	(0.54)	(0.26)	0.00	0.00	(0.26)

03/31/2021	11.31	0.12	0.17	0.29	(0.24)	0.00	0.00	(0.24)
I-2

04/01/2025 - 09/30/2025+	9.39	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.34	0.38	0.11	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.21	(0.84)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.08	(0.63)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.17	0.28	(0.23)	0.00	0.00	(0.23)
I-3

04/01/2025 - 09/30/2025+	9.39	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.34	0.37	0.12	0.49	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.45	0.32	(0.07)	0.25	(0.36)	0.00	0.00	(0.36)

03/31/2023	10.56	0.24	(0.87)	(0.63)	(0.47)	0.00	(0.01)	(0.48)

03/31/2022	11.36	0.10	(0.65)	(0.55)	(0.25)	0.00	0.00	(0.25)

03/31/2021	11.31	0.11	0.16	0.27	(0.22)	0.00	0.00	(0.22)

8	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.27	4.18%	$139,416	1.18	%*	1.23	%*	1.15	%*	1.20	%*	4.63	%*	387%

10.10	7.41	140,632	1.19		1.24		1.15		1.20		4.53		919

9.83	7.24	152,069	1.33		1.36		1.18		1.21		4.76		528

9.56	(2.92)	169,276	1.24		1.24		1.21		1.21		3.28		174

10.26	(3.97)	222,905	1.21		1.21		1.21		1.21		2.93		145

10.84	11.70	260,754	1.23		1.23		1.21		1.21		3.48		431

10.27	3.79	6,067	1.93	*	1.98	*	1.90	*	1.95	*	3.88	*	387

10.10	6.61	6,637	1.94		1.99		1.90		1.95		3.81		919

9.83	6.45	10,084	2.08		2.11		1.93		1.96		4.02		528

9.56	(3.65)	12,832	1.99		1.99		1.96		1.96		2.51		174

10.26	(4.69)	19,276	1.96		1.96		1.96		1.96		2.26		145

10.84	10.86	29,487	1.98		1.98		1.96		1.96		2.67		431

10.27	4.06	5,523	1.43	*	1.48	*	1.40	*	1.45	*	4.38	*	387

10.10	7.16	5,144	1.44		1.49		1.40		1.45		4.27		919

9.83	6.98	4,812	1.58		1.61		1.43		1.46		4.51		528

9.56	(3.17)	5,041	1.49		1.49		1.46		1.46		3.06		174

10.26	(4.21)	5,510	1.46		1.46		1.46		1.46		2.64		145

10.84	11.42	5,928	1.48		1.48		1.46		1.46		3.21		431

$13.06	(0.90)%	$457,895	6.09	%*	6.09	%*	0.50	%*	0.50	%*	3.22	%*	62%

13.40	(2.31)	428,208	6.80		6.80		0.50		0.50		2.14		117

14.03	(10.65)	551,213	6.20		6.20		0.50		0.50		1.93		119

16.43	(24.87)	604,478	2.99		2.99		0.50		0.50		3.01		119

22.56	1.18	695,468	0.54		0.54		0.50		0.50		2.84		73

28.48	(21.28)	1,052,474	0.63		0.63		0.50		0.50		2.81		220

13.06	(0.95)	14,824	6.19	*	6.19	*	0.60	*	0.60	*	3.12	*	62

13.40	(2.41)	17,668	6.90		6.90		0.60		0.60		1.98		117

14.03	(10.74)	27,331	6.30		6.30		0.60		0.60		1.84		119

16.43	(24.95)	43,525	3.42	(e)	3.42	(e)	0.60	(e)	0.60	(e)	2.80		119

22.56	1.08	36,796	0.64		0.64		0.60		0.60		2.80		73

28.48	(21.35)	26,264	0.73		0.73		0.60		0.60		2.83		220

$9.49	3.23%	$600,844	2.30	%*	2.30	%*	0.50	%*	0.50	%*	4.14	%*	676%

9.39	5.50	580,870	1.89		1.89		0.50		0.50		4.14		1,358

9.34	2.91	592,930	1.46		1.46		0.50		0.50		3.63		1,329

9.45	(5.80)	554,311	1.33		1.33		0.50		0.50		2.24		1,167

10.56	(4.82)	541,861	0.52		0.52		0.50		0.50		0.86		1,082

11.36	2.57	891,491	0.51		0.51		0.50		0.50		1.08		1,091

9.49	3.18	486,833	2.40	*	2.40	*	0.60	*	0.60	*	4.04	*	676

9.39	5.39	446,405	1.99		1.99		0.60		0.60		4.04		1,358

9.34	2.80	542,230	1.56		1.56		0.60		0.60		3.54		1,329

9.45	(5.90)	389,287	1.43		1.43		0.60		0.60		2.16		1,167

10.56	(4.92)	386,422	0.62		0.62		0.60		0.60		0.73		1,082

11.36	2.47	876,543	0.61		0.61		0.60		0.60		0.95		1,091

9.49	3.15	82,146	2.45	*	2.50	*	0.65	*	0.70	*	3.99	*	676

9.39	5.34	83,510	2.04		2.09		0.65		0.70		3.99		1,358

9.34	2.75	79,892	1.61		1.66		0.65		0.70		3.49		1,329

9.45	(5.94)	66,191	1.69	(e)	1.74	(e)	0.65	(e)	0.70	(e)	2.53		1,167

10.56	(4.97)	2,708	0.67		0.72		0.65		0.70		0.85		1,082

11.36	2.42	2,703	0.66		0.71		0.65		0.70		0.93		1,091

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO GNMA and Government Securities Fund (Cont.)
Class A

04/01/2025 - 09/30/2025+	$9.39	$0.18	$0.10	$0.28	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2025	9.34	0.35	0.11	0.46	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.45	0.30	(0.07)	0.23	(0.34)	0.00	0.00	(0.34)

03/31/2023	10.56	0.18	(0.84)	(0.66)	(0.44)	0.00	(0.01)	(0.45)

03/31/2022	11.36	0.05	(0.63)	(0.58)	(0.22)	0.00	0.00	(0.22)

03/31/2021	11.31	0.08	0.16	0.24	(0.19)	0.00	0.00	(0.19)
Class C

04/01/2025 - 09/30/2025+	9.39	0.14	0.11	0.25	(0.15)	0.00	0.00	(0.15)

03/31/2025	9.34	0.28	0.11	0.39	(0.34)	0.00	0.00	(0.34)

03/31/2024	9.45	0.23	(0.07)	0.16	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.56	0.11	(0.84)	(0.73)	(0.37)	0.00	(0.01)	(0.38)

03/31/2022	11.36	(0.03)	(0.64)	(0.67)	(0.13)	0.00	0.00	(0.13)

03/31/2021	11.31	0.00	0.16	0.16	(0.11)	0.00	0.00	(0.11)

PIMCO Investment Grade Credit Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.04	$0.20	$0.19	$0.39	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	8.91	0.38	0.15	0.53	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.88	0.33	0.06	0.39	(0.33)	0.00	(0.03)	(0.36)

03/31/2023	9.75	0.32	(0.82)	(0.50)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.72	0.34	(0.82)	(0.48)	(0.40)	(0.09)	0.00	(0.49)

03/31/2021	10.16	0.33	0.64	0.97	(0.37)	(0.04)	0.00	(0.41)
I-2

04/01/2025 - 09/30/2025+	9.04	0.20	0.18	0.38	(0.21)	0.00	0.00	(0.21)

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.06	0.38	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	9.75	0.31	(0.82)	(0.51)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.72	0.33	(0.82)	(0.49)	(0.39)	(0.09)	0.00	(0.48)

03/31/2021	10.16	0.32	0.64	0.96	(0.36)	(0.04)	0.00	(0.40)
I-3

04/01/2025 - 09/30/2025+	9.04	0.20	0.18	0.38	(0.21)	0.00	0.00	(0.21)

03/31/2025	8.91	0.37	0.15	0.52	(0.39)	0.00	0.00	(0.39)

03/31/2024	8.88	0.32	0.05	0.37	(0.31)	0.00	(0.03)	(0.34)

03/31/2023	9.75	0.30	(0.82)	(0.52)	(0.35)	0.00	0.00	(0.35)

03/31/2022	10.72	0.33	(0.83)	(0.50)	(0.38)	(0.09)	0.00	(0.47)

03/31/2021	10.16	0.31	0.64	0.95	(0.35)	(0.04)	0.00	(0.39)
Administrative Class

04/01/2025 - 09/30/2025+	9.04	0.19	0.19	0.38	(0.21)	0.00	0.00	(0.21)

03/31/2025	8.91	0.36	0.15	0.51	(0.38)	0.00	0.00	(0.38)

03/31/2024	8.88	0.31	0.05	0.36	(0.30)	0.00	(0.03)	(0.33)

03/31/2023	9.75	0.30	(0.83)	(0.53)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.72	0.32	(0.83)	(0.51)	(0.37)	(0.09)	0.00	(0.46)

03/31/2021	10.16	0.30	0.64	0.94	(0.34)	(0.04)	0.00	(0.38)
Class A

04/01/2025 - 09/30/2025+	9.04	0.18	0.19	0.37	(0.20)	0.00	0.00	(0.20)

03/31/2025	8.91	0.35	0.15	0.50	(0.37)	0.00	0.00	(0.37)

03/31/2024	8.88	0.30	0.05	0.35	(0.29)	0.00	(0.03)	(0.32)

03/31/2023	9.75	0.28	(0.82)	(0.54)	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.72	0.30	(0.83)	(0.53)	(0.35)	(0.09)	0.00	(0.44)

03/31/2021	10.16	0.29	0.63	0.92	(0.32)	(0.04)	0.00	(0.36)
Class C

04/01/2025 - 09/30/2025+	9.04	0.15	0.18	0.33	(0.16)	0.00	0.00	(0.16)

03/31/2025	8.91	0.28	0.15	0.43	(0.30)	0.00	0.00	(0.30)

03/31/2024	8.88	0.23	0.06	0.29	(0.23)	0.00	(0.03)	(0.26)

03/31/2023	9.75	0.21	(0.82)	(0.61)	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.72	0.22	(0.83)	(0.61)	(0.27)	(0.09)	0.00	(0.36)

03/31/2021	10.16	0.20	0.64	0.84	(0.24)	(0.04)	0.00	(0.28)

10	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.49	3.02%	$161,892	2.70	%*	2.70	%*	0.90	%*	0.90	%*	3.74	%*	676%

9.39	5.08	175,659	2.29		2.29		0.90		0.90		3.74		1,358

9.34	2.50	206,659	1.86		1.86		0.90		0.90		3.22		1,329

9.45	(6.18)	206,950	1.73		1.73		0.90		0.90		1.84		1,167

10.56	(5.20)	247,080	0.92		0.92		0.90		0.90		0.49		1,082

11.36	2.17	343,893	0.91		0.91		0.90		0.90		0.68		1,091

9.49	2.64	7,228	3.45	*	3.45	*	1.65	*	1.65	*	2.99	*	676

9.39	4.29	8,530	3.04		3.04		1.65		1.65		2.99		1,358

9.34	1.74	12,175	2.61		2.61		1.65		1.65		2.46		1,329

9.45	(6.89)	13,946	2.48		2.48		1.65		1.65		1.08		1,167

10.56	(5.91)	20,023	1.67		1.67		1.65		1.65		(0.30)		1,082

11.36	1.40	36,785	1.66		1.66		1.65		1.65		(0.04)		1,091

$9.21	4.34%	$5,460,752	0.59	%*	0.59	%*	0.50	%*	0.50	%*	4.46	%*	100%

9.04	6.09	5,329,732	0.95		0.95		0.50		0.50		4.27		270

8.91	4.50	5,384,982	1.09		1.09		0.50		0.50		3.83		150

8.88	(5.07)	5,372,945	1.04		1.04		0.50		0.50		3.54		78

9.75	(4.83)	8,198,437	0.51		0.51		0.50		0.50		3.21		89

10.72	9.51	10,087,718	0.52		0.52		0.50		0.50		3.00		173

9.21	4.29	6,614,716	0.69	*	0.69	*	0.60	*	0.60	*	4.36	*	100

9.04	5.98	6,241,906	1.05		1.05		0.60		0.60		4.18		270

8.91	4.39	5,673,929	1.19		1.19		0.60		0.60		3.73		150

8.88	(5.16)	5,750,592	1.14		1.14		0.60		0.60		3.44		78

9.75	(4.93)	6,370,209	0.61		0.61		0.60		0.60		3.11		89

10.72	9.40	6,892,128	0.62		0.62		0.60		0.60		2.90		173

9.21	4.26	120,345	0.74	*	0.79	*	0.65	*	0.70	*	4.31	*	100

9.04	5.93	122,579	1.10		1.15		0.65		0.70		4.13		270

8.91	4.34	109,883	1.24		1.29		0.65		0.70		3.67		150

8.88	(5.21)	122,874	1.19		1.24		0.65		0.70		3.40		78

9.75	(4.97)	86,492	0.66		0.71		0.65		0.70		3.07		89

10.72	9.34	103,026	0.67		0.72		0.65		0.70		2.86		173

9.21	4.21	16,743	0.84	*	0.84	*	0.75	*	0.75	*	4.21	*	100

9.04	5.83	18,119	1.20		1.20		0.75		0.75		4.01		270

8.91	4.24	22,789	1.34		1.34		0.75		0.75		3.56		150

8.88	(5.31)	32,810	1.29		1.29		0.75		0.75		3.30		78

9.75	(5.07)	50,691	0.76		0.76		0.75		0.75		2.93		89

10.72	9.23	116,339	0.77		0.77		0.75		0.75		2.76		173

9.21	4.13	676,660	0.99	*	0.99	*	0.90	*	0.90	*	4.06	*	100

9.04	5.67	693,314	1.35		1.35		0.90		0.90		3.87		270

8.91	4.08	764,931	1.49		1.49		0.90		0.90		3.42		150

8.88	(5.45)	871,404	1.44		1.44		0.90		0.90		3.15		78

9.75	(5.21)	1,122,903	0.91		0.91		0.90		0.90		2.81		89

10.72	9.07	1,500,859	0.92		0.92		0.90		0.90		2.61		173

9.21	3.75	53,690	1.74	*	1.74	*	1.65	*	1.65	*	3.31	*	100

9.04	4.88	62,860	2.10		2.10		1.65		1.65		3.11		270

8.91	3.31	86,264	2.24		2.24		1.65		1.65		2.66		150

8.88	(6.16)	115,151	2.19		2.19		1.65		1.65		2.40		78

9.75	(5.92)	167,467	1.66		1.66		1.65		1.65		2.05		89

10.72	8.26	254,017	1.67		1.67		1.65		1.65		1.86		173

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long Duration Total Return Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.24	$0.15	$0.07	$0.22	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2025	7.24	0.27	0.02	0.29	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.51	0.24	(0.26)	(0.02)	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.11	0.29	(1.60)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.38	(0.52)	(0.14)	(0.36)	(0.30)	0.00	(0.66)

03/31/2021	11.16	0.44	(0.22)	0.22	(0.42)	(1.05)	0.00	(1.47)
I-2

04/01/2025 - 09/30/2025+	7.24	0.15	0.07	0.22	(0.16)	0.00	0.00	(0.16)

03/31/2025	7.24	0.26	0.02	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2024	7.51	0.23	(0.26)	(0.03)	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.11	0.28	(1.59)	(1.31)	(0.29)	0.00	0.00	(0.29)

03/31/2022	9.91	0.37	(0.52)	(0.15)	(0.35)	(0.30)	0.00	(0.65)

03/31/2021	11.16	0.43	(0.22)	0.21	(0.41)	(1.05)	0.00	(1.46)
Class A

04/01/2025 - 09/30/2025+	7.24	0.14	0.07	0.21	(0.15)	0.00	0.00	(0.15)

03/31/2025	7.24	0.24	0.02	0.26	(0.26)	0.00	0.00	(0.26)

03/31/2024	7.51	0.21	(0.26)	(0.05)	(0.22)	0.00	0.00	(0.22)

03/31/2023	9.11	0.25	(1.59)	(1.34)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.91	0.34	(0.52)	(0.18)	(0.32)	(0.30)	0.00	(0.62)

03/31/2021	11.16	0.39	(0.21)	0.18	(0.38)	(1.05)	0.00	(1.43)
Class C

04/01/2025 - 09/30/2025+	7.24	0.11	0.07	0.18	(0.12)	0.00	0.00	(0.12)

03/31/2025	7.24	0.19	0.01	0.20	(0.20)	0.00	0.00	(0.20)

03/31/2024	7.51	0.16	(0.26)	(0.10)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.11	0.19	(1.58)	(1.39)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.91	0.26	(0.52)	(0.26)	(0.24)	(0.30)	0.00	(0.54)

03/31/2021	11.16	0.31	(0.22)	0.09	(0.29)	(1.05)	0.00	(1.34)

PIMCO Long-Term U.S. Government Fund
Institutional Class

04/01/2025 - 09/30/2025+	$14.26	$0.25	$(0.08)	$0.17	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	14.46	0.45	(0.17)	0.28	(0.48)	0.00	0.00	(0.48)

03/31/2024	15.80	0.45	(1.33)	(0.88)	(0.46)	0.00	0.00	(0.46)

03/31/2023 ~	19.24	0.40	(3.42)	(3.02)	(0.42)	0.00	0.00	(0.42)

03/31/2022 ~	20.92	0.40	(0.64)	(0.24)	(0.40)	(1.04)	0.00	(1.44)

03/31/2021 ~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)
I-2

04/01/2025 - 09/30/2025+	14.26	0.24	(0.08)	0.16	(0.26)	0.00	0.00	(0.26)

03/31/2025	14.46	0.44	(0.17)	0.27	(0.47)	0.00	0.00	(0.47)

03/31/2024	15.80	0.44	(1.34)	(0.90)	(0.44)	0.00	0.00	(0.44)

03/31/2023 ~	19.24	0.38	(3.41)	(3.03)	(0.41)	0.00	0.00	(0.41)

03/31/2022 ~	20.92	0.36	(0.64)	(0.28)	(0.36)	(1.04)	0.00	(1.40)

03/31/2021 ~	31.48	0.56	(4.44)	(3.88)	(0.84)	(5.84)	0.00	(6.68)
Class A

04/01/2025 - 09/30/2025+	14.26	0.23	(0.08)	0.15	(0.25)	0.00	0.00	(0.25)

03/31/2025	14.46	0.40	(0.16)	0.24	(0.44)	0.00	0.00	(0.44)

03/31/2024	15.80	0.40	(1.33)	(0.93)	(0.41)	0.00	0.00	(0.41)

03/31/2023 ~	19.24	0.34	(3.41)	(3.07)	(0.37)	0.00	0.00	(0.37)

03/31/2022 ~	20.92	0.32	(0.64)	(0.32)	(0.32)	(1.04)	0.00	(1.36)

03/31/2021 ~	31.48	0.48	(4.44)	(3.96)	(0.76)	(5.84)	0.00	(6.60)
Class C

04/01/2025 - 09/30/2025+	14.26	0.18	(0.08)	0.10	(0.20)	0.00	0.00	(0.20)

03/31/2025	14.46	0.30	(0.17)	0.13	(0.33)	0.00	0.00	(0.33)

03/31/2024	15.80	0.29	(1.33)	(1.04)	(0.30)	0.00	0.00	(0.30)

03/31/2023 ~	19.24	0.22	(3.42)	(3.20)	(0.24)	0.00	0.00	(0.24)

03/31/2022 ~	20.92	0.16	(0.64)	(0.48)	(0.16)	(1.04)	0.00	(1.20)

03/31/2021 ~	31.48	0.24	(4.40)	(4.16)	(0.56)	(5.84)	0.00	(6.40)

12	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.30	3.19%	$2,167,706	2.22	%*	2.22	%*	0.50	%*	0.50	%*	4.32	%*	96%

7.24	4.06	2,097,832	3.89		3.89		0.50		0.50		3.70		178

7.24	(0.15)	2,475,471	3.00		3.00		0.50		0.50		3.38		176

7.51	(14.29)	2,948,352	1.72		1.72		0.50		0.50		3.77		161

9.11	(1.96)	3,459,023	0.53		0.53		0.50		0.50		3.68		65

9.91	0.94	3,020,570	0.59		0.59		0.50		0.50		3.81		179

7.30	3.14	104,321	2.32	*	2.32	*	0.60	*	0.60	*	4.23	*	96

7.24	3.96	114,669	3.99		3.99		0.60		0.60		3.57		178

7.24	(0.25)	137,542	3.16	(e)	3.16	(e)	0.60	(e)	0.60	(e)	3.31		176

7.51	(14.37)	101,898	1.86	(e)	1.86	(e)	0.60	(e)	0.60	(e)	3.65		161

9.11	(2.06)	99,612	0.63		0.63		0.60		0.60		3.58		65

9.91	0.84	114,487	0.69		0.69		0.60		0.60		3.73		179

7.30	2.99	45,025	2.62	*	2.62	*	0.90	*	0.90	*	3.92	*	96

7.24	3.64	43,086	4.29		4.29		0.90		0.90		3.31		178

7.24	(0.53)	33,424	3.33	(e)	3.33	(e)	0.90	(e)	0.90	(e)	2.98		176

7.51	(14.63)	54,117	2.26	(e)	2.26	(e)	0.90	(e)	0.90	(e)	3.30		161

9.11	(2.34)	26,529	0.93		0.93		0.90		0.90		3.28		65

9.91	0.55	37,262	0.99		0.99		0.90		0.90		3.40		179

7.30	2.60	9,161	3.37	*	3.37	*	1.65	*	1.65	*	3.18	*	96

7.24	2.87	9,510	4.98	(e)	4.98	(e)	1.65	(e)	1.65	(e)	2.57		178

7.24	(1.28)	9,560	4.31	(e)	4.31	(e)	1.65	(e)	1.65	(e)	2.26		176

7.51	(15.28)	4,626	3.07	(e)	3.07	(e)	1.65	(e)	1.65	(e)	2.49		161

9.11	(3.08)	2,066	1.68		1.68		1.65		1.65		2.51		65

9.91	(0.21)	3,381	1.74		1.74		1.65		1.65		2.69		179

$14.16	1.26%	$630,513	4.015	%*	4.015	%*	0.475	%*	0.475	%*	3.64	%*	60%

14.26	2.04	669,988	3.655		3.655		0.475		0.475		3.17		138

14.46	(5.56)	825,652	1.875		1.875		0.475		0.475		3.13		144

15.80	(15.67)	723,159	1.045		1.045		0.475		0.475		2.49		143

19.24	(1.74)	517,558	0.485		0.485		0.475		0.475		1.84		103

20.92	(14.90)	581,538	0.565		0.565		0.475		0.475		1.90		249

14.16	1.21	91,274	4.115	*	4.115	*	0.575	*	0.575	*	3.54	*	60

14.26	1.93	87,049	3.755		3.755		0.575		0.575		3.06		138

14.46	(5.65)	172,127	2.045	(e)	2.045	(e)	0.575	(e)	0.575	(e)	3.05		144

15.80	(15.76)	96,860	1.145		1.145		0.575		0.575		2.39		143

19.24	(1.84)	65,785	0.585		0.585		0.575		0.575		1.74		103

20.92	(14.99)	80,506	0.665		0.665		0.575		0.575		1.90		249

14.16	1.08	39,696	4.365	*	4.365	*	0.825	*	0.825	*	3.29	*	60

14.26	1.68	42,257	4.005		4.005		0.825		0.825		2.83		138

14.46	(5.88)	46,659	2.225		2.225		0.825		0.825		2.75		144

15.80	(15.97)	58,241	1.345	(e)	1.345	(e)	0.825	(e)	0.825	(e)	2.12		143

19.24	(2.09)	68,558	0.835		0.835		0.825		0.825		1.49		103

20.92	(15.20)	87,751	0.915		0.915		0.825		0.825		1.65		249

14.16	0.70	29,686	5.115	*	5.115	*	1.575	*	1.575	*	2.54	*	60

14.26	0.92	28,959	4.755		4.755		1.575		1.575		2.08		138

14.46	(6.58)	20,891	2.975		2.975		1.575		1.575		2.03		144

15.80	(16.61)	14,751	2.145	(e)	2.145	(e)	1.575	(e)	1.575	(e)	1.37		143

19.24	(2.81)	13,289	1.585		1.585		1.575		1.575		0.74		103

20.92	(15.84)	13,794	1.665		1.665		1.575		1.575		0.89		249

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Opportunities Fund
Institutional Class

04/01/2025 - 09/30/2025+	$10.70	$0.25	$0.14	$0.39	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2025	10.40	0.50	0.25	0.75	(0.45)	0.00	0.00	(0.45)

03/31/2024	10.08	0.49	0.15	0.64	(0.32)	0.00	0.00	(0.32)

03/31/2023	10.56	0.29	(0.46)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.98	0.15	(0.45)	(0.30)	(0.12)	0.00	0.00	(0.12)

03/31/2021	10.28	0.20	0.69	0.89	(0.19)	0.00	0.00	(0.19)
I-2

04/01/2025 - 09/30/2025+	10.70	0.25	0.13	0.38	(0.25)	0.00	0.00	(0.25)

03/31/2025	10.40	0.49	0.25	0.74	(0.44)	0.00	0.00	(0.44)

03/31/2024	10.08	0.48	0.15	0.63	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.56	0.28	(0.46)	(0.18)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.98	0.14	(0.45)	(0.31)	(0.11)	0.00	0.00	(0.11)

03/31/2021	10.28	0.19	0.69	0.88	(0.18)	0.00	0.00	(0.18)
Class A

04/01/2025 - 09/30/2025+	10.70	0.23	0.14	0.37	(0.24)	0.00	0.00	(0.24)

03/31/2025	10.40	0.46	0.25	0.71	(0.41)	0.00	0.00	(0.41)

03/31/2024	10.08	0.45	0.15	0.60	(0.28)	0.00	0.00	(0.28)

03/31/2023	10.56	0.25	(0.46)	(0.21)	(0.27)	0.00	0.00	(0.27)

03/31/2022	10.98	0.11	(0.45)	(0.34)	(0.08)	0.00	0.00	(0.08)

03/31/2021	10.28	0.15	0.70	0.85	(0.15)	0.00	0.00	(0.15)
Class C

04/01/2025 - 09/30/2025+	10.70	0.19	0.14	0.33	(0.20)	0.00	0.00	(0.20)

03/31/2025	10.40	0.38	0.25	0.63	(0.33)	0.00	0.00	(0.33)

03/31/2024	10.08	0.38	0.15	0.53	(0.21)	0.00	0.00	(0.21)

03/31/2023	10.56	0.18	(0.48)	(0.30)	(0.18)	0.00	0.00	(0.18)

03/31/2022	10.98	0.02	(0.44)	(0.42)	0.00	0.00	0.00	0.00

03/31/2021	10.28	0.07	0.70	0.77	(0.07)	0.00	0.00	(0.07)

PIMCO Moderate Duration Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.34	$0.21	$0.13	$0.34	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2025	9.17	0.40	0.19	0.59	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.23	0.41	(0.07)	0.34	(0.33)	0.00	(0.07)	(0.40)

03/31/2023	9.83	0.27	(0.48)	(0.21)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.42	0.16	(0.61)	(0.45)	(0.13)	0.00	(0.01)	(0.14)

03/31/2021	10.50	0.19	0.25	0.44	(0.24)	(0.28)	0.00	(0.52)
I-2

04/01/2025 - 09/30/2025+	9.34	0.21	0.13	0.34	(0.21)	0.00	0.00	(0.21)

03/31/2025	9.17	0.39	0.19	0.58	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.23	0.40	(0.07)	0.33	(0.32)	0.00	(0.07)	(0.39)

03/31/2023	9.83	0.30	(0.52)	(0.22)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.42	0.15	(0.61)	(0.46)	(0.12)	0.00	(0.01)	(0.13)

03/31/2021	10.50	0.18	0.25	0.43	(0.23)	(0.28)	0.00	(0.51)

PIMCO Mortgage Opportunities and Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.34	$0.24	$0.08	$0.32	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	9.37	0.47	0.17	0.64	(0.67)	0.00	0.00	(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.40	(0.74)	(0.34)	(0.73)	0.00	(0.01)	(0.74)

03/31/2022	10.94	0.35	(0.39)	(0.04)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.37	0.38	0.63	1.01	(0.44)	0.00	0.00	(0.44)
I-2

04/01/2025 - 09/30/2025+	9.34	0.24	0.08	0.32	(0.27)	0.00	0.00	(0.27)

03/31/2025	9.37	0.46	0.18	0.64	(0.67)	0.00	0.00	(0.67)

03/31/2024	9.42	0.37	0.22	0.59	(0.64)	0.00	0.00	(0.64)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.34	(0.39)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)

14	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.83	3.68%	$26,391	0.57	%*	0.57	%*	0.56	%*	0.56	%*	4.75	%*	372%

10.70	7.39	26,103	0.57		0.57		0.55		0.55		4.77		951

10.40	6.47	34,901	0.57		0.59		0.53		0.55		4.88		714

10.08	(1.55)	45,204	0.52		0.57		0.51		0.56		2.80		327

10.56	(2.77)	81,791	0.51		0.56		0.51		0.56		1.36		199

10.98	8.70	71,748	0.52		0.57		0.51		0.56		1.82		385

10.83	3.63	55,981	0.67	*	0.67	*	0.66	*	0.66	*	4.65	*	372

10.70	7.29	58,059	0.67		0.67		0.65		0.65		4.63		951

10.40	6.36	31,578	0.67		0.69		0.63		0.65		4.75		714

10.08	(1.65)	25,346	0.62		0.67		0.61		0.66		2.73		327

10.56	(2.86)	35,225	0.61		0.66		0.61		0.66		1.25		199

10.98	8.59	42,685	0.62		0.67		0.61		0.66		1.72		385

10.83	3.47	11,426	0.97	*	0.97	*	0.96	*	0.96	*	4.35	*	372

10.70	6.96	11,190	0.97		0.97		0.95		0.95		4.35		951

10.40	6.05	13,008	0.97		0.99		0.93		0.95		4.48		714

10.08	(1.95)	16,476	0.92		0.97		0.91		0.96		2.48		327

10.56	(3.15)	23,580	0.91		0.96		0.91		0.96		0.96		199

10.98	8.26	28,203	0.92		0.97		0.91		0.96		1.43		385

10.83	3.08	826	1.72	*	1.72	*	1.71	*	1.71	*	3.60	*	372

10.70	6.17	1,133	1.72		1.72		1.70		1.70		3.60		951

10.40	5.26	1,186	1.72		1.74		1.68		1.70		3.74		714

10.08	(2.80)	2,383	1.67		1.72		1.66		1.71		1.72		327

10.56	(3.80)	3,607	1.66		1.71		1.66		1.71		0.21		199

10.98	7.46	4,385	1.67		1.72		1.66		1.71		0.69		385

$9.47	3.70%	$1,691,843	0.79	%*	0.80	%*	0.45	%*	0.46	%*	4.49	%*	120%

9.34	6.56	1,648,519	0.95		0.95		0.46		0.46		4.33		272

9.17	3.77	1,396,694	0.53		0.53		0.46		0.46		4.53		286

9.23	(2.05)	1,377,011	0.49		0.49		0.46		0.46		2.92		221

9.83	(4.39)	1,399,413	0.46		0.46		0.46		0.46		1.58		63

10.42	4.17	1,438,994	0.46		0.46		0.46		0.46		1.75		315

9.47	3.65	16,186	0.89	*	0.90	*	0.55	*	0.56	*	4.39	*	120

9.34	6.45	14,594	0.95	(e)	0.95	(e)	0.56	(e)	0.56	(e)	4.24		272

9.17	3.67	4,599	0.63		0.63		0.56		0.56		4.39		286

9.23	(2.14)	10,930	0.59		0.59		0.56		0.56		3.21		221

9.83	(4.49)	3,737	0.56		0.56		0.56		0.56		1.48		63

10.42	4.07	2,905	0.56		0.56		0.56		0.56		1.68		315

$9.39	3.48%	$8,923,605	2.12	%*	2.12	%*	0.60	%*	0.60	%*	5.22	%*	534%

9.34	7.13	8,433,044	1.68		1.68		0.60		0.60		5.02		1,120

9.37	6.57	6,457,261	2.14		2.14		0.60		0.60		4.02		1,239

9.42	(3.14)	5,063,979	1.35		1.35		0.60		0.60		4.06		926

10.50	(0.40)	5,631,928	0.63		0.63		0.60		0.60		3.20		720

10.94	9.79	5,583,247	0.68		0.68		0.60		0.60		3.46		913

9.39	3.43	3,170,266	2.22	*	2.22	*	0.70	*	0.70	*	5.12	*	534

9.34	7.03	2,797,117	1.78		1.78		0.70		0.70		4.92		1,120

9.37	6.46	2,450,603	2.24		2.24		0.70		0.70		3.95		1,239

9.42	(3.24)	1,643,989	1.45		1.45		0.70		0.70		3.97		926

10.50	(0.50)	1,756,926	0.73		0.73		0.70		0.70		3.12		720

10.94	9.67	1,249,015	0.78		0.78		0.70		0.70		3.35		913

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage Opportunities and Bond Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$9.34	$0.24	$0.07	$0.31	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2025	9.37	0.46	0.17	0.63	(0.66)	0.00	0.00	(0.66)

03/31/2024	9.42	0.36	0.22	0.58	(0.63)	0.00	0.00	(0.63)

03/31/2023	10.50	0.39	(0.74)	(0.35)	(0.72)	0.00	(0.01)	(0.73)

03/31/2022	10.94	0.33	(0.38)	(0.05)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.37	0.36	0.63	0.99	(0.42)	0.00	0.00	(0.42)
Class A

04/01/2025 - 09/30/2025+	9.34	0.23	0.07	0.30	(0.25)	0.00	0.00	(0.25)

03/31/2025	9.37	0.43	0.18	0.61	(0.64)	0.00	0.00	(0.64)

03/31/2024	9.42	0.34	0.22	0.56	(0.61)	0.00	0.00	(0.61)

03/31/2023	10.50	0.36	(0.74)	(0.38)	(0.69)	0.00	(0.01)	(0.70)

03/31/2022	10.94	0.31	(0.39)	(0.08)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.37	0.33	0.63	0.96	(0.39)	0.00	0.00	(0.39)
Class C

04/01/2025 - 09/30/2025+	9.34	0.19	0.08	0.27	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.37	0.36	0.18	0.54	(0.57)	0.00	0.00	(0.57)

03/31/2024	9.42	0.26	0.23	0.49	(0.54)	0.00	0.00	(0.54)

03/31/2023	10.50	0.29	(0.74)	(0.45)	(0.62)	0.00	(0.01)	(0.63)

03/31/2022	10.94	0.22	(0.38)	(0.16)	(0.28)	0.00	0.00	(0.28)

03/31/2021	10.37	0.25	0.63	0.88	(0.31)	0.00	0.00	(0.31)

PIMCO Total Return ESG Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.73	$0.15	$0.11	$0.26	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2025	7.60	0.28	0.15	0.43	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.67	0.25	(0.04)	0.21	(0.16)	0.00	(0.12)	(0.28)

03/31/2023	8.64	0.22	(0.84)	(0.62)	(0.35)	0.00	0.00	(0.35)

03/31/2022	9.33	0.20	(0.62)	(0.42)	(0.20)	(0.07)	0.00	(0.27)

03/31/2021	9.38	0.21	0.17	0.38	(0.23)	(0.20)	0.00	(0.43)
I-2

04/01/2025 - 09/30/2025+	7.73	0.15	0.11	0.26	(0.15)	0.00	0.00	(0.15)

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

03/31/2023	8.64	0.21	(0.84)	(0.63)	(0.34)	0.00	0.00	(0.34)

03/31/2022	9.33	0.19	(0.62)	(0.43)	(0.19)	(0.07)	0.00	(0.26)

03/31/2021	9.38	0.20	0.17	0.37	(0.22)	(0.20)	0.00	(0.42)
I-3

04/01/2025 - 09/30/2025+	7.73	0.15	0.11	0.26	(0.15)	0.00	0.00	(0.15)

03/31/2025	7.60	0.27	0.15	0.42	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.67	0.24	(0.04)	0.20	(0.15)	0.00	(0.12)	(0.27)

07/29/2022 - 03/31/2023	8.20	0.16	(0.42)	(0.26)	(0.27)	0.00	0.00	(0.27)
Administrative Class

04/01/2025 - 09/30/2025+	7.73	0.14	0.11	0.25	(0.14)	0.00	0.00	(0.14)

03/31/2025	7.60	0.26	0.15	0.41	(0.28)	0.00	0.00	(0.28)

03/31/2024	7.67	0.23	(0.04)	0.19	(0.14)	0.00	(0.12)	(0.26)

03/31/2023	8.64	0.20	(0.84)	(0.64)	(0.33)	0.00	0.00	(0.33)

03/31/2022	9.33	0.18	(0.62)	(0.44)	(0.18)	(0.07)	0.00	(0.25)

03/31/2021	9.38	0.20	0.16	0.36	(0.21)	(0.20)	0.00	(0.41)
Class A

04/01/2025 - 09/30/2025+	7.73	0.14	0.11	0.25	(0.14)	0.00	0.00	(0.14)

03/31/2025	7.60	0.25	0.15	0.40	(0.27)	0.00	0.00	(0.27)

03/31/2024	7.67	0.22	(0.04)	0.18	(0.13)	0.00	(0.12)	(0.25)

03/31/2023	8.64	0.19	(0.85)	(0.66)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.33	0.16	(0.61)	(0.45)	(0.17)	(0.07)	0.00	(0.24)

03/31/2021	9.38	0.16	0.18	0.34	(0.19)	(0.20)	0.00	(0.39)

16	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.39	3.40%	$86,368	2.27	%*	2.32	%*	0.75	%*	0.80	%*	5.07	%*	534%

9.34	6.98	81,064	1.83		1.88		0.75		0.80		4.88		1,120

9.37	6.41	78,661	2.29		2.34		0.75		0.80		3.88		1,239

9.42	(3.29)	75,482	1.50		1.55		0.75		0.80		3.93		926

10.50	(0.55)	70,707	0.78		0.83		0.75		0.80		3.08		720

10.94	9.63	46,548	0.83		0.88		0.75		0.80		3.36		913

9.39	3.28	300,183	2.52	*	2.52	*	1.00	*	1.00	*	4.82	*	534

9.34	6.71	291,036	2.08		2.08		1.00		1.00		4.61		1,120

9.37	6.14	208,197	2.54		2.54		1.00		1.00		3.64		1,239

9.42	(3.53)	226,211	1.75		1.75		1.00		1.00		3.68		926

10.50	(0.80)	187,669	1.03		1.03		1.00		1.00		2.81		720

10.94	9.34	172,679	1.08		1.08		1.00		1.00		3.08		913

9.39	2.89	49,871	3.27	*	3.27	*	1.75	*	1.75	*	4.07	*	534

9.34	5.91	49,367	2.83		2.83		1.75		1.75		3.86		1,120

9.37	5.36	29,109	3.29		3.29		1.75		1.75		2.83		1,239

9.42	(4.26)	25,259	2.50		2.50		1.75		1.75		2.92		926

10.50	(1.54)	30,577	1.78		1.78		1.75		1.75		2.05		720

10.94	8.52	31,626	1.83		1.83		1.75		1.75		2.35		913

$7.84	3.45%	$1,351,172	1.33	%*	1.33	%*	0.50	%*	0.50	%*	3.92	%*	113%

7.73	5.75	1,323,227	1.45		1.45		0.50		0.50		3.67		391

7.60	2.86	1,601,878	0.82		0.82		0.50		0.50		3.37		468

7.67	(7.17)	1,803,296	0.61		0.61		0.50		0.50		2.79		391

8.64	(4.61)	2,054,386	0.51		0.51		0.50		0.50		2.15		184

9.33	3.97	1,774,662	0.53		0.53		0.50		0.50		2.21		327

7.84	3.40	269,324	1.43	*	1.43	*	0.60	*	0.60	*	3.82	*	113

7.73	5.65	255,909	1.55		1.55		0.60		0.60		3.58		391

7.60	2.76	246,329	0.92		0.92		0.60		0.60		3.27		468

7.67	(7.26)	276,253	0.71		0.71		0.60		0.60		2.67		391

8.64	(4.71)	402,434	0.61		0.61		0.60		0.60		2.05		184

9.33	3.86	331,326	0.63		0.63		0.60		0.60		2.11		327

7.84	3.37	7,663	1.48	*	1.53	*	0.65	*	0.70	*	3.78	*	113

7.73	5.60	9,203	1.60		1.65		0.65		0.70		3.54		391

7.60	2.71	6,651	0.97		1.02		0.65		0.70		3.22		468

7.67	(3.14)	4,691	0.71	(e)*	0.76	(e)	0.65	(e)*	0.70	(e)*	3.03	*	391

7.84	3.32	16,770	1.58	*	1.58	*	0.75	*	0.75	*	3.67	*	113

7.73	5.49	16,964	1.70		1.70		0.75		0.75		3.43		391

7.60	2.61	16,259	1.07		1.07		0.75		0.75		3.12		468

7.67	(7.40)	18,147	0.86		0.86		0.75		0.75		2.54		391

8.64	(4.85)	21,552	0.76		0.76		0.75		0.75		1.89		184

9.33	3.71	20,325	0.78		0.78		0.75		0.75		2.04		327

7.84	3.24	13,932	1.73	*	1.73	*	0.90	*	0.90	*	3.51	*	113

7.73	5.33	10,488	1.85		1.85		0.90		0.90		3.27		391

7.60	2.45	13,527	1.22		1.22		0.90		0.90		2.96		468

7.67	(7.54)	17,280	1.01		1.01		0.90		0.90		2.40		391

8.64	(4.99)	15,988	0.91		0.91		0.90		0.90		1.74		184

9.33	3.56	8,282	0.93		0.93		0.90		0.90		1.68		327

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Total Return ESG Fund (Cont.)
Class C

04/01/2025 - 09/30/2025+	$7.73	$0.11	$0.11	$0.22	$(0.11)	$0.00	$0.00	$(0.11)

03/31/2025	7.60	0.19	0.15	0.34	(0.21)	0.00	0.00	(0.21)

03/31/2024	7.67	0.17	(0.05)	0.12	(0.07)	0.00	(0.12)	(0.19)

03/31/2023	8.64	0.13	(0.84)	(0.71)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.33	0.09	(0.61)	(0.52)	(0.10)	(0.07)	0.00	(0.17)

03/31/2021	9.38	0.09	0.18	0.27	(0.12)	(0.20)	0.00	(0.32)

PIMCO Total Return Fund II
Institutional Class

04/01/2025 - 09/30/2025+	$8.35	$0.16	$0.11	$0.27	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2025	8.18	0.31	0.18	0.49	(0.32)	0.00	0.00	(0.32)

03/31/2024	8.26	0.30	(0.08)	0.22	(0.30)	0.00	0.00	(0.30)

03/31/2023	8.98	0.22	(0.71)	(0.49)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.52	0.12	(0.52)	(0.40)	(0.14)	0.00	0.00	(0.14)

03/31/2021	9.98	0.17	0.04	0.21	(0.19)	(0.47)	(0.01)	(0.67)
I-2

04/01/2025 - 09/30/2025+	8.35	0.15	0.12	0.27	(0.16)	0.00	0.00	(0.16)

03/31/2025	8.18	0.31	0.17	0.48	(0.31)	0.00	0.00	(0.31)

03/31/2024	8.26	0.30	(0.09)	0.21	(0.29)	0.00	0.00	(0.29)

03/31/2023	8.98	0.21	(0.71)	(0.50)	(0.22)	0.00	0.00	(0.22)

03/31/2022	9.52	0.11	(0.52)	(0.41)	(0.13)	0.00	0.00	(0.13)

03/31/2021	9.98	0.15	0.05	0.20	(0.18)	(0.47)	(0.01)	(0.66)

PIMCO Total Return Fund IV
Institutional Class

04/01/2025 - 09/30/2025+	$9.51	$0.20	$0.12	$0.32	$(0.20)	$0.00	$0.00	$(0.20)

03/31/2025	9.39	0.39	0.13	0.52	(0.40)	0.00	0.00	(0.40)

03/31/2024	9.46	0.35	(0.09)	0.26	(0.26)	0.00	(0.07)	(0.33)

03/31/2023	10.31	0.25	(0.76)	(0.51)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.96	0.20	(0.65)	(0.45)	(0.20)	0.00	0.00	(0.20)

03/31/2021	10.85	0.23	0.11	0.34	(0.12)	0.00	(0.11)	(0.23)
Class A

04/01/2025 - 09/30/2025+	9.51	0.18	0.12	0.30	(0.18)	0.00	0.00	(0.18)

03/31/2025	9.39	0.36	0.13	0.49	(0.37)	0.00	0.00	(0.37)

03/31/2024	9.46	0.32	(0.09)	0.23	(0.23)	0.00	(0.07)	(0.30)

03/31/2023	10.31	0.21	(0.75)	(0.54)	(0.31)	0.00	0.00	(0.31)

03/31/2022	10.96	0.16	(0.65)	(0.49)	(0.16)	0.00	0.00	(0.16)

03/31/2021	10.85	0.19	0.11	0.30	(0.08)	0.00	(0.11)	(0.19)

PIMCO Total Return Fund V
Institutional Class

04/01/2025 - 09/30/2025+	$9.75	$0.22	$0.12	$0.34	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.74	0.45	0.04	0.49	(0.48)	0.00	0.00	(0.48)

05/01/2023 - 03/31/2024	10.00	0.41	(0.24)	0.17	(0.43)	0.00	0.00	(0.43)

+	Unaudited
*	Annualized, except for organizational expense, if any.
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)

Ratios shown do not include expenses of the investment companies in which the Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

18	PIMCO BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(f)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.84	2.87%	$689	2.48	%*	2.48	%*	1.65	%*	1.65	%*	2.77	%*	113%

7.73	4.55	716	2.60		2.60		1.65		1.65		2.54		391

7.60	1.70	728	1.97		1.97		1.65		1.65		2.21		468

7.67	(8.24)	1,006	1.76		1.76		1.65		1.65		1.67		391

8.64	(5.71)	847	1.66		1.66		1.65		1.65		1.00		184

9.33	2.80	523	1.68		1.68		1.65		1.65		0.95		327

$8.46	3.33%	$574,326	1.28	%*	1.29	%*	0.49	%*	0.50	%*	3.85	%*	126%

8.35	6.08	572,396	1.62		1.62		0.50		0.50		3.73		437

8.18	2.73	601,591	0.57		0.57		0.50		0.50		3.70		387

8.26	(5.40)	559,913	0.52		0.52		0.50		0.50		2.66		371

8.98	(4.28)	611,583	0.50		0.50		0.50		0.50		1.26		293

9.52	2.01	605,257	0.50		0.50		0.50		0.50		1.67		483

8.46	3.28	27,295	1.38	*	1.39	*	0.59	*	0.60	*	3.71	*	126

8.35	5.97	8,741	1.58	(e)	1.58	(e)	0.60	(e)	0.60	(e)	3.76		437

8.18	2.63	36,778	0.67		0.67		0.60		0.60		3.68		387

8.26	(5.49)	5,353	0.62		0.62		0.60		0.60		2.56		371

8.98	(4.38)	7,769	0.60		0.60		0.60		0.60		1.15		293

9.52	1.90	11,474	0.60		0.60		0.60		0.60		1.52		483

$9.63	3.42%	$316,450	0.53	%*	0.53	%*	0.50	%*	0.50	%*	4.23	%*	193%

9.51	5.65	303,772	0.57		0.57		0.50		0.50		4.14		488

9.39	2.86	260,708	0.67		0.67		0.50		0.50		3.83		340

9.46	(4.89)	233,338	0.52		0.52		0.50		0.50		2.59		383

10.31	(4.20)	316,993	0.50		0.50		0.50		0.50		1.80		278

10.96	3.13	449,336	0.52		0.52		0.50		0.50		2.08		403

9.63	3.24	16,258	0.88	*	0.88	*	0.85	*	0.85	*	3.88	*	193

9.51	5.28	14,311	0.92		0.92		0.85		0.85		3.79		488

9.39	2.50	11,053	1.02		1.02		0.85		0.85		3.47		340

9.46	(5.22)	11,290	0.87		0.87		0.85		0.85		2.22		383

10.31	(4.53)	14,481	0.85		0.85		0.85		0.85		1.45		278

10.96	2.77	17,292	0.87		0.87		0.85		0.85		1.73		403

$9.85	3.51%	$321,980	0.58	%*	0.58	%*	0.51	%*	0.51	%*	4.48	%*	143%

9.75	5.14	255,981	0.54		0.54		0.50		0.50		4.60		347

9.74	1.77	153,897	0.53	*	0.66	*	0.50	*	0.63	*	4.64		321

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Assets:

Investments, at value
Investments in securities*	$36,721	$3,988,299	$1,033,581	$3,225,526	$13,853,185	$3,627,023
Investments in Affiliates	0	510,879	4,744	13,438	340,587	3,254
Financial Derivative Instruments
Exchange-traded or centrally cleared	14	4,136	684	145	5,979	1,135
Over the counter	75	25,874	659	26,741	11,817	3,857
Cash	16	16	66	0	0	20
Deposits with counterparty	462	5,832	2,959	32,807	18,345	3,236
Foreign currency, at value	77	12,600	969	0	11,528	5,003
Receivable for investments sold	0	14,143	66,423	162	65,998	406,912
Receivable for investments sold on a delayed-delivery basis	0	38	0	0	139	0
Receivable for TBA investments sold	0	2,427,073	98,250	4,354,117	1,610,889	354,685
Receivable for Fund shares sold	35	3,366	0	1,073	57,744	489
Interest and/or dividends receivable	373	18,787	2,483	6,585	132,265	27,781
Dividends receivable from Affiliates	0	1,523	15	45	702	26
Reimbursement receivable from PIMCO	0	102	0	3	5	0
Total Assets	37,773	7,012,668	1,210,833	7,660,642	16,109,183	4,433,421

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$1,704	$562,988	$474,897	$20,085	$1,248,696
Payable for sale-buyback transactions	0	0	0	0	0	42,151
Payable for short sales	0	353,436	0	938,453	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	18	1,246	260	207	6,496	2,577
Over the counter	157	23,601	543	454	12,879	3,557
Payable for investments purchased	0	53,867	1,182	23,861	223,731	54,363
Payable for investments in Affiliates purchased	0	103,973	16	47	718	27
Payable for investments purchased on a delayed-delivery basis	0	58,812	0	27,094	17,200	3,000
Payable for TBA investments purchased	0	3,840,222	171,900	4,849,579	2,794,772	735,498
Payable for unfunded loan commitments	0	211	0	0	20,917	430
Deposits from counterparty	0	13,317	1,013	4,236	24,692	1,572
Payable for Fund shares redeemed	67	4,055	26	1,837	19,304	14,000
Distributions payable	2	776	1	392	19,533	376
Overdraft due to custodian	0	0	0	0	113	0
Accrued investment advisory fees	8	1,110	92	266	2,508	465
Accrued supervisory and administrative fees	9	544	93	338	3,117	480
Accrued distribution fees	0	5	0	4	36	5
Accrued servicing fees	2	30	0	34	146	11
Accrued taxes payable	0	10	0	0	0	0
Accrued reimbursement to PIMCO	0	0	0	0	0	0
Foreign capital gains tax payable	0	91	0	0	30	0
Other liabilities	0	5	0	0	0	0
Total Liabilities	263	4,457,015	738,114	6,321,699	3,166,277	2,107,208

Commitments and Contingent Liabilities^

Net Assets	$37,510	$2,555,653	$472,719	$1,338,943	$12,942,906	$2,326,213

Net Assets Consist of:

Paid in capital	$38,609	$3,155,985	$911,002	$1,571,213	$15,064,557	$3,478,790
Distributable earnings (accumulated loss)	(1,099)	(600,332)	(438,283)	(232,270)	(2,121,651)	(1,152,577)

Net Assets	$37,510	$2,555,653	$472,719	$1,338,943	$12,942,906	$2,326,213

Cost of investments in securities	$35,749	$4,128,976	$1,381,311	$3,301,118	$14,189,540	$3,949,418
Cost of investments in Affiliates	$0	$510,228	$4,743	$13,436	$340,550	$3,253
Cost of foreign currency held	$77	$12,596	$973	$0	$11,533	$4,917
Proceeds received on short sales	$0	$345,794	$0	$942,715	$0	$0
Cost or premiums of financial derivative instruments, net	$76	$75,719	$(988)	$17,034	$87,955	$5,574

* Includes repurchase agreements of:	$0	$370,361	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial statements for more information.

20	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$1,501,016	$137,597	$2,047,047	$26,085,096	$2,083,774	$808,552	$413,296	$376,194
115	15,626	67,670	118,466	0	22,854	16,595	0

688	91	2,106	3,606	986	325	141	85
0	663	3,523	279,475	3,986	0	319	3,446
590	0	770	0	1,384	27	0	649
6,615	1,790	26,613	139,491	18,999	5,773	3,368	4,348
0	373	3,491	4,055	1,725	0	1,020	182
284,949	10	84,531	8,345	57,661	38,083	120	90
0	1	0	0	43	0	0	8
152,266	82,795	392,444	20,240,103	222,404	84,199	115,414	45,900
115	509	4,105	21,895	1,784	223	759	1,084
10,629	592	12,927	75,874	12,997	4,788	2,439	2,124
11	55	1	287	0	3	55	0
0	0	20	3	0	7	0	0
1,956,994	240,102	2,645,248	46,976,696	2,405,743	964,834	553,526	434,110

$894,642	$0	$242,019	$3,543,969	$319,287	$123,864	$0	$0
5,659	0	1,289	4,575	20,708	8,257	0	0
84	15,244	40,604	3,013,326	1,827	0	1,494	0

199	35	325	2,519	517	50	84	45
57	1,118	8,767	10,863	2,578	11	296	275
0	1,535	32,670	281,644	22,084	7,598	4,514	5,802
11	1,257	1	301	0	3	57	0
0	1,668	1,700	270,331	0	0	0	0
263,763	123,772	604,304	27,234,271	372,393	221,152	212,548	98,960
0	0	295	1,452	547	0	0	0
640	641	2,847	18,325	2,834	1,705	992	3,702
352	149	836	46,356	2,422	236	687	3,217
71	6	930	3,494	299	96	10	0
0	0	0	8,577	0	0	0	0
143	18	342	3,497	329	120	66	64
172	28	288	2,803	353	121	67	64
18	1	0	30	4	0	0	0
14	3	0	70	3	0	3	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	1
0	3	2	0	8	0	0	0
0	0	0	0	0	0	0	0
1,165,825	145,478	937,219	34,446,403	746,193	363,213	220,818	112,130

$791,169	$94,624	$1,708,029	$12,530,293	$1,659,550	$601,621	$332,708	$321,980

$1,326,790	$99,698	$1,821,507	$13,638,068	$2,063,730	$682,371	$374,970	$318,467
(535,621)	(5,074)	(113,478)	(1,107,775)	(404,180)	(80,750)	(42,262)	3,513

$791,169	$94,624	$1,708,029	$12,530,293	$1,659,550	$601,621	$332,708	$321,980

$1,640,800	$137,656	$2,045,040	$26,586,205	$2,192,201	$840,348	$420,160	$372,799
$115	$15,607	$66,971	$118,454	$0	$22,622	$16,589	$0
$0	$373	$3,506	$4,055	$1,722	$0	$1,022	$181
$83	$15,293	$40,526	$3,028,813	$1,834	$0	$1,510	$0
$(680)	$67	$5,780	$595,300	$14,593	$2,765	$(368)	$3,776

$0	$18,100	$0	$20	$0	$0	$0	$33,300

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Assets and Liabilities	(Cont.)

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Net Assets:

Institutional Class	$27,053	$2,167,536	$457,895	$600,844	$5,460,752	$2,167,706
I-2	572	199,514	14,824	486,833	6,614,716	104,321
I-3	974	37,597	N/A	82,146	120,345	N/A
Administrative Class	N/A	N/A	N/A	N/A	16,743	N/A
Class A	8,831	139,416	N/A	161,892	676,660	45,025
Class C	80	6,067	N/A	7,228	53,690	9,161
Class R	N/A	5,523	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	2,972	210,965	35,048	63,317	592,622	297,004
I-2	63	19,419	1,135	51,303	717,854	14,293
I-3	107	3,659	N/A	8,657	13,060	N/A
Administrative Class	N/A	N/A	N/A	N/A	1,817	N/A
Class A	970	13,570	N/A	17,060	73,434	6,169
Class C	9	590	N/A	762	5,827	1,256
Class R	N/A	537	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.10	$10.27	$13.06	$9.49	$9.21	$7.30
I-2	9.10	10.27	13.06	9.49	9.21	7.30
I-3	9.10	10.27	N/A	9.49	9.21	N/A
Administrative Class	N/A	N/A	N/A	N/A	9.21	N/A
Class A	9.10	10.27	N/A	9.49	9.21	7.30
Class C	9.10	10.27	N/A	9.49	9.21	7.30
Class R	N/A	10.27	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025 (Unaudited)

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$630,513	$26,391	$1,691,843	$8,923,605	$1,351,172	$574,326	$316,450	$321,980
91,274	55,981	16,186	3,170,266	269,324	27,295	N/A	N/A
N/A	N/A	N/A	86,368	7,663	N/A	N/A	N/A
N/A	N/A	N/A	N/A	16,770	N/A	N/A	N/A
39,696	11,426	N/A	300,183	13,932	N/A	16,258	N/A
29,686	826	N/A	49,871	689	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

44,538	2,436	178,605	950,800	172,359	67,904	32,851	32,702
6,447	5,167	1,709	337,793	34,356	3,227	N/A	N/A
N/A	N/A	N/A	9,203	978	N/A	N/A	N/A
N/A	N/A	N/A	N/A	2,139	N/A	N/A	N/A
2,804	1,055	N/A	31,985	1,777	N/A	1,688	N/A
2,097	76	N/A	5,314	88	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

$14.16	$10.83	$9.47	$9.39	$7.84	$8.46	$9.63	$9.85
14.16	10.83	9.47	9.39	7.84	8.46	N/A	N/A
N/A	N/A	N/A	9.39	7.84	N/A	N/A	N/A
N/A	N/A	N/A	N/A	7.84	N/A	N/A	N/A
14.16	10.83	N/A	9.39	7.84	N/A	9.63	N/A
14.16	10.83	N/A	9.39	7.84	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund

Investment Income:

Interest, net of foreign taxes*	$706	$67,506	$18,991	$41,512	$300,013	$71,621
Dividends	0	223	15	28	2,488	28
Dividends from Investments in Affiliates	0	11,988	111	594	9,345	257
Miscellaneous income	0	156	0	0	277	4
Total Income	706	79,873	19,117	42,134	312,123	71,910

Expenses:

Investment advisory fees	44	7,559	513	1,634	15,467	2,746
Supervisory and administrative fees	51	3,679	520	2,081	19,239	2,836
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	21	N/A
Distribution and/or servicing fees - Class A	10	173	N/A	205	847	51
Distribution and/or servicing fees - Class C	1	31	N/A	39	289	45
Distribution and/or servicing fees - Class R	N/A	13	N/A	N/A	N/A	N/A
Trustee fees	0	6	1	3	26	5
Interest expense	4	394	11,480	11,771	5,269	18,918
Miscellaneous expense	0	8	0	0	0	0
Total Expenses	110	11,863	12,514	15,733	41,158	24,601
Waiver and/or Reimbursement by PIMCO	(0)	(696)	0	(21)	(31)	0
Net Expenses	110	11,167	12,514	15,712	41,127	24,601

Net Investment Income (Loss)	596	68,706	6,603	26,422	270,996	47,309

Net Realized Gain (Loss):

Investments in securities	(16)	35,249	(33,413)	5,918	(62,123)	(14,915)
Investments in Affiliates	0	(36)	1	24	288	(8)
Exchange-traded or centrally cleared financial derivative instruments	303	15,966	3,125	9,568	15,468	(12,861)
Over the counter financial derivative instruments	(1,336)	(29,782)	(429)	704	(57,228)	(13,221)
Short sales	0	(360)	0	0	0	0
Foreign currency	11	470	67	0	(3,578)	253

Net Realized Gain (Loss)	(1,038)	21,507	(30,649)	16,214	(107,173)	(40,752)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	1,669	45,131	28,199	9,488	319,043	60,801
Investments in Affiliates	0	410	0	5	37	0
Exchange-traded or centrally cleared financial derivative instruments	(171)	(2,262)	(4,529)	(7,261)	32,775	2,015
Over the counter financial derivative instruments	232	(14,191)	110	(2,341)	6,960	2,431
Short sales	0	(3,381)	0	0	0	0
Foreign currency assets and liabilities	5	147	(12)	0	416	119

Net Change in Unrealized Appreciation (Depreciation)	1,735	25,854	23,768	(109)	359,231	65,366

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,293	$116,067	$(278)	$42,527	$523,054	$71,923

* Foreign tax withholdings	$0	$93	$0	$0	$4	$0

** Foreign capital gains tax	$0	$(10)	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund	PIMCO Moderate Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

$29,384	$1,979	$43,016	$437,892	$42,341	$14,579	$7,168	$7,086
16	10	34	187	0	13	188	0
154	426	1,228	4,245	0	435	232	0
0	0	1	0	1	0	0	0
29,554	2,415	44,279	442,324	42,342	15,027	7,588	7,086

869	114	2,096	21,078	2,015	732	398	350
1,045	172	1,769	16,887	2,162	737	406	350
N/A	N/A	N/A	N/A	21	N/A	N/A	N/A
49	13	N/A	375	15	N/A	19	N/A
143	5	N/A	251	3	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2	0	3	23	3	1	1	N/A
13,665	6	2,883	91,671	6,719	2,320	43	93
0	3	8	1	1	0	0	7
15,773	313	6,759	130,286	10,939	3,790	867	800
0	0	(103)	(22)	(2)	(36)	0	0
15,773	313	6,656	130,264	10,937	3,754	867	800

13,781	2,102	37,623	312,060	31,405	11,273	6,721	6,286

(3,091)	1,040	7,121	(8,998)	(10,249)	568	(1,130)	1,334
6	2	0	28	0	2	1	0
323	(248)	11,020	212,246	6,320	3,021	1,307	1,184
692	(665)	(5,134)	(39,315)	(10,602)	245	(1,430)	(809)
0	0	0	0	0	0	0	(3)
0	23	236	251	157	0	78	37

(2,070)	152	13,243	164,212	(14,374)	3,836	(1,174)	1,743

(2,013)	1,189	18,749	117,619	36,040	6,329	5,356	2,112
2	9	594	19	0	197	6	0
(1,008)	158	(3,666)	(174,096)	(468)	(2,482)	(405)	(177)
20	(474)	(4,503)	(6,310)	1,760	5	263	349
0	0	0	0	0	0	0	0
0	6	17	(35)	(52)	0	9	3

(2,999)	888	11,191	(62,803)	37,280	4,049	5,229	2,287

$8,712	$3,142	$62,057	$413,469	$54,311	$19,158	$10,776	$10,316

$0	$3	$0	$0	$0	$0	$0	$0

$0	$0	$0	$0	$0	$0	$0	$0

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Statements of Changes in Net Assets

	PIMCO Climate Bond Fund		PIMCO Dynamic Bond Fund		PIMCO Extended Duration Fund		PIMCO GNMA and Government Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$596	$816	$68,706	$126,683	$6,603	$10,550	$26,422	$56,132
Net realized gain (loss)	(1,038)	136	21,507	11,921	(30,649)	(13,280)	16,214	(5,064)
Net change in unrealized appreciation (depreciation)	1,735	245	25,854	56,246	23,768	(10,959)	(109)	17,747

Net Increase (Decrease) in Net Assets Resulting from Operations	1,293	1,197	116,067	194,850	(278)	(13,689)	42,527	68,815

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(447)	(768)	(62,320)	(108,208)	(6,587)	(10,275)	(12,368)	(30,295)
I-2	(5)	(4)	(4,939)	(8,865)	(245)	(470)	(9,771)	(22,873)
I-3	(18)	(32)	(918)	(731)	N/A	N/A	(1,693)	(3,881)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(125)	(56)	(3,361)	(6,499)	N/A	N/A	(3,155)	(8,246)
Class C	(1)	(2)	(129)	(304)	N/A	N/A	(120)	(371)
Class R	N/A	N/A	(123)	(214)	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
I-2	0	0	0	0	0	0	0	0
I-3	0	0	0	0	N/A	N/A	0	0
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	0	0	N/A	N/A	0	0
Class C	0	0	0	0	N/A	N/A	0	0
Class R	N/A	N/A	0	0	N/A	N/A	N/A	N/A

Total Distributions(a)	(596)	(862)	(71,790)	(124,821)	(6,832)	(10,745)	(27,107)	(65,666)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	7,687	10,603	(358,868)	318,974	33,953	(108,234)	28,549	(142,061)

Total Increase (Decrease) in Net Assets	8,384	10,938	(314,591)	389,003	26,843	(132,668)	43,969	(138,912)

Net Assets:

Beginning of period	29,126	18,188	2,870,244	2,481,241	445,876	578,544	1,294,974	1,433,886
End of period	$37,510	$29,126	$2,555,653	$2,870,244	$472,719	$445,876	$1,338,943	$1,294,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Investment Grade Credit Bond Fund		PIMCO Long Duration Total Return Fund		PIMCO Long-Term U.S. Government Fund		PIMCO Low Duration Opportunities Fund		PIMCO Moderate Duration Fund

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$270,996	$513,843	$47,309	$90,303	$13,781	$29,590	$2,102	$4,314	$37,623	$67,080
(107,173)	(261,299)	(40,752)	(136,749)	(2,070)	(6,950)	152	295	13,243	15,591
359,231	459,076	65,366	121,245	(2,999)	(6,843)	888	1,954	11,191	16,149

523,054	711,620	71,923	74,799	8,712	15,797	3,142	6,563	62,057	98,820

(127,075)	(245,676)	(47,503)	(90,575)	(12,044)	(24,921)	(625)	(1,205)	(37,551)	(69,907)
(145,369)	(254,873)	(2,396)	(5,032)	(1,702)	(4,797)	(1,253)	(2,197)	(343)	(338)
(2,832)	(4,944)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(386)	(867)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(14,884)	(29,497)	(868)	(1,059)	(705)	(1,364)	(237)	(464)	N/A	N/A
(1,050)	(2,413)	(157)	(266)	(403)	(588)	(19)	(37)	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	0	0	0	0	0	0	N/A	N/A
0	0	0	0	0	0	0	0	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(291,596)	(538,270)	(50,924)	(96,932)	(14,854)	(31,670)	(2,134)	(3,903)	(37,894)	(70,245)

242,938	252,382	40,117	(368,767)	(30,942)	(221,203)	(2,869)	13,152	20,753	233,245

474,396	425,732	61,116	(390,900)	(37,084)	(237,076)	(1,861)	15,812	44,916	261,830

12,468,510	12,042,778	2,265,097	2,655,997	828,253	1,065,329	96,485	80,673	1,663,113	1,401,293
$12,942,906	$12,468,510	$2,326,213	$2,265,097	$791,169	$828,253	$94,624	$96,485	$1,708,029	$1,663,113

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Statements of Changes in Net Assets	(Cont.)

	PIMCO Mortgage Opportunities and Bond Fund		PIMCO Total Return ESG Fund		PIMCO Total Return Fund II		PIMCO Total Return Fund IV

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$312,060	$519,122	$31,405	$62,494	$11,273	$21,067	$6,721	$12,263
Net realized gain (loss)	164,212	79,388	(14,374)	(29,991)	3,836	574	(1,174)	115
Net change in unrealized appreciation (depreciation)	(62,803)	110,096	37,280	65,750	4,049	12,506	5,229	4,224

Net Increase (Decrease) in Net Assets Resulting from Operations	413,469	708,606	54,311	98,253	19,158	34,147	10,776	16,602

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(249,730)	(528,047)	(26,101)	(55,618)	(11,361)	(21,077)	(6,410)	(12,037)
I-2	(84,218)	(191,257)	(5,000)	(9,439)	(199)	(708)	N/A	N/A
I-3	(2,455)	(5,671)	(156)	(264)	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	(317)	(605)	N/A	N/A	N/A	N/A
Class A	(8,100)	(17,009)	(208)	(464)	N/A	N/A	(292)	(466)
Class C	(1,166)	(2,354)	(9)	(19)	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	(1,756)	0	0	0	0	0	0
I-2	0	(643)	0	0	0	0	N/A	N/A
I-3	0	(19)	0	0	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	0	0	N/A	N/A	N/A	N/A
Class A	0	(60)	0	0	N/A	N/A	0	0
Class C	0	(9)	0	0	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(345,669)	(746,825)	(31,791)	(66,409)	(11,560)	(21,785)	(6,702)	(12,503)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	810,865	2,466,016	20,523	(300,709)	12,886	(69,594)	10,551	42,223

Total Increase (Decrease) in Net Assets	878,665	2,427,797	43,043	(268,865)	20,484	(57,232)	14,625	46,322

Net Assets:

Beginning of period	11,651,628	9,223,831	1,616,507	1,885,372	581,137	638,369	318,083	271,761
End of period	$12,530,293	$11,651,628	$1,659,550	$1,616,507	$601,621	$581,137	$332,708	$318,083

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO BOND FUNDS	See Accompanying Notes

PIMCO Total Return Fund V

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$6,286	$9,436
1,743	42
2,287	790

10,316	10,268

(6,827)	(10,025)
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/ A	N/A

0	0
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A
N/A	N/A

(6,827)	(10,025)

62,510	101,841

65,999	102,084

255,981	153,897
$321,980	$255,981

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Statements of Cash Flows

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Extended Duration Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(278)	$71,923	$8,712	$54,311	$19,158

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(635,352)	(3,491,506)	(899,042)	(2,370,086)	(1,046,707)
Proceeds from sales of long-term securities	610,318	3,254,912	880,541	2,485,358	1,017,286
(Purchases) Proceeds from sales of short-term portfolio investments, net	7,747	23,519	26,149	3,616	2,202
(Increase) decrease in deposits with counterparty	1,944	667	784	2,281	123
(Increase) decrease in receivable for investments sold	(34,058)	417,140	99,834	193,245	152,336
(Increase) decrease in interest and/or dividends receivable	(29)	(1,702)	(220)	(655)	(314)
(Increase) decrease in dividends receivable from Affiliates	3	140	75	0	10
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(3,843)	(7,607)	(2,981)	4,352	(294)
Proceeds from (Payments on) over the counter financial derivative instruments	(415)	(13,212)	689	(11,451)	228
(Increase) decrease in reimbursement receivable from PIMCO	0	0	0	0	(1)
Increase (decrease) in payable for investments purchased	13,689	(134,804)	(38,272)	(329,402)	(151,986)
Increase (decrease) in deposits from counterparty	1,013	235	371	(1,046)	360
Increase (decrease) in accrued investment advisory fees	4	18	(6)	7	9
Increase (decrease) in accrued supervisory and administrative fees	3	19	(7)	8	9
Increase (decrease) in accrued distribution fees	0	0	1	0	0
Increase (decrease) in accrued servicing fees	0	3	0	1	0
Proceeds from short sales transactions, net	65,741	190,292	91,166	261,105	60,728
Payments on short sales transactions, net	(65,741)	(196,053)	(91,166)	(273,374)	(60,728)
Proceeds from (Payments on) foreign currency transactions	55	372	0	105	0
Increase (decrease) in foreign capital gains tax payable	0	(3)	0	0	0
Increase (decrease) in other liabilities	0	0	0	0	0
Net Realized (Gain) Loss
Investments in securities	33,413	14,915	3,091	10,249	(568)
Investments in Affiliates	(1)	8	(6)	0	(2)
Exchange-traded or centrally cleared financial derivative instruments	(3,125)	12,861	(323)	(6,320)	(3,021)
Over the counter financial derivative instruments	429	13,221	(692)	10,602	(245)
Short sales	0	0	0	0	0
Foreign currency	(67)	(253)	0	(157)	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(28,199)	(60,801)	2,013	(36,040)	(6,329)
Investments in Affiliates	0	0	(2)	0	(197)
Exchange-traded or centrally cleared financial derivative instruments	4,529	(2,015)	1,008	468	2,482
Over the counter financial derivative instruments	(110)	(2,431)	(20)	(1,760)	(5)
Foreign currency assets and liabilities	12	(119)	0	52	0
Net amortization (accretion) on investments	(11,977)	(6,005)	(2,228)	(372)	(405)

Net Cash Provided by (Used for) Operating Activities	(44,295)	83,734	79,469	(4,903)	(15,871)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	121,450	316,471	179,356	167,492	60,382
Payments on shares redeemed	(94,333)	(306,002)	(226,414)	(179,511)	(58,275)
Cash distributions paid*	(6)	(2,466)	(427)	(1,811)	(621)
Proceeds from reverse repurchase agreements	44,246,957	45,935,679	32,552,559	5,075,581	3,503,447
Payments on reverse repurchase agreements	(44,201,887)	(46,069,457)	(32,589,786)	(5,063,214)	(3,487,953)
Proceeds from sale-buyback transactions	244,956	1,132,348	619,099	73,212	106,768
Payments on sale-buyback transactions	(273,668)	(1,090,197)	(613,440)	(67,526)	(108,227)

Net Cash Received from (Used for) Financing Activities	43,469	(83,624)	(79,053)	4,223	15,521

Net Increase (Decrease) in Cash and Foreign Currency	(826)	110	416	(680)	(350)

Cash and Foreign Currency:

Beginning of period	1,861	4,913	174	3,789	377
End of period	$1,035	$5,023	$590	$3,109	$27

* Reinvestment of distributions	$6,826	$48,509	$14,416	$29,967	$10,946

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$11,537	$18,902	$14,057	$7,045	$2,458

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Climate Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

CORPORATE BONDS & NOTES 65.9%

BANKING & FINANCE 35.8%

ABN AMRO Bank NV
5.125% due 02/22/2028	GBP	200	$273

ACEF Holding SCA
0.750% due 06/14/2028	EUR	100	112

AIB Group PLC
2.875% due 05/30/2031 •		125	147

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		$160	135

American Homes 4 Rent LP
5.500% due 02/01/2034		100	103

Assura Financing PLC
1.625% due 06/30/2033	GBP	125	126

AXA SA
5.625% due 01/16/2054 •		100	135

Bank of America Corp.
4.134% due 06/12/2028	EUR	100	122
6.204% due 11/10/2028 •		$200	208

Bank of Ireland Group PLC
5.000% due 07/04/2031 •	EUR	100	127
7.594% due 12/06/2032 •	GBP	100	141

Banque Federative du Credit Mutuel SA
0.250% due 06/29/2028	EUR	100	110

Boston Properties LP
2.450% due 10/01/2033		$100	82
6.500% due 01/15/2034		20	22

British Land Co. PLC
2.375% due 09/14/2029	GBP	100	123

Caja Rural de Navarra SCC
3.000% due 04/26/2027	EUR	100	119

Castellum AB
0.750% due 09/04/2026		100	116

CBRE Open-Ended Funds SCA SICAV-SIF
0.900% due 10/12/2029		100	108
4.750% due 03/27/2034		100	124

CBRE Services, Inc.
2.500% due 04/01/2031		$100	91

Commerzbank AG
4.125% due 02/20/2037 •	EUR	200	239

Commonwealth Bank of Australia
4.266% due 06/04/2034 •		100	121

Community Preservation Corp.
2.867% due 02/01/2030		$75	70

Credit Agricole SA
4.375% due 11/27/2033	EUR	200	248

CTP NV
1.250% due 06/21/2029		200	220

Derwent London PLC
1.875% due 11/17/2031	GBP	100	112

Deutsche Bank AG
1.875% due 02/23/2028 •	EUR	200	233

DNB Bank ASA
3.125% due 05/20/2031 •		100	118
4.625% due 11/01/2029 •		100	124

EQT AB
0.875% due 05/14/2031		100	103

Equinix Europe 2 Financing Corp. LLC
3.650% due 09/03/2033		100	117
4.000% due 05/19/2034		100	119

Equinix, Inc.
1.550% due 03/15/2028		$80	75

ERP Operating LP
1.850% due 08/01/2031		100	88

Erste Group Bank AG
3.250% due 01/14/2033 •	EUR	100	117

Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.125% due 11/09/2031		100	119

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

European Investment Bank
0.750% due 07/15/2027	AUD	200	$126
2.750% due 01/16/2034	EUR	40	47
3.750% due 02/14/2033		$240	236

Farmers Exchange Capital III
5.454% due 10/15/2054 •		50	47

Ford Motor Credit Co. LLC
5.625% due 10/09/2028	GBP	100	135

Goodman Australia Finance Pty. Ltd.
4.250% due 05/03/2030	EUR	100	123

Grainger PLC
3.375% due 04/24/2028	GBP	100	129

HA Sustainable Infrastructure Capital, Inc.
6.750% due 07/15/2035		$40	41

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		125	115
8.000% due 06/15/2027		10	10

Healthpeak OP LLC
2.125% due 12/01/2028		100	94

Host Hotels & Resorts LP
2.900% due 12/15/2031		50	45
3.500% due 09/15/2030		100	94
5.700% due 07/01/2034		125	128

IHG Finance LLC
4.375% due 11/28/2029	EUR	100	123

ING Groep NV
4.000% due 02/12/2035 •		100	121
4.875% due 05/16/2029 •(c)(d)		$200	193

International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	74
4.000% due 08/27/2026		75	75

International Development Association
4.375% due 06/11/2029		100	102

International Finance Corp.
4.900% due 12/05/2034	AUD	200	134

JAB Holdings BV
4.375% due 04/25/2034	EUR	200	244

John Deere Capital Corp.
5.100% due 04/11/2034		$100	103

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		200	204

Kilroy Realty LP
2.500% due 11/15/2032		100	83

Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (b)	EUR	650	655
2.000% due 11/15/2029		300	347
2.500% due 10/09/2030		300	353

Lendlease Finance Ltd.
3.400% due 10/27/2027	AUD	80	51

Lloyds Banking Group PLC
3.875% due 05/14/2032 •	EUR	100	121

Lseg Netherlands BV
4.231% due 09/29/2030		100	124

Mitsubishi UFJ Financial Group, Inc.
0.848% due 07/19/2029		200	219

Mizuho Financial Group, Inc.
3.460% due 08/27/2030 •		250	299

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.000% due 05/26/2042 •		100	100

Nationale-Nederlanden Bank NV
0.500% due 09/21/2028		100	111
1.875% due 05/17/2032		100	110

NatWest Group PLC
3.673% due 08/05/2031 •		150	180
7.500% due 02/28/2032 •(c)(d)	GBP	200	274

NE Property BV
2.000% due 01/20/2030	EUR	100	112

Norinchukin Bank
5.430% due 03/09/2028		$200	205

P3 Group SARL
4.000% due 04/19/2032	EUR	100	120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Life Global Funding II
3.125% due 06/18/2031	EUR	100	$118

Prologis International Funding II SA
0.875% due 07/09/2029		125	137
1.750% due 03/15/2028		125	144

Rayonier LP
2.750% due 05/17/2031		$100	90

Sagax AB
4.375% due 05/29/2030	EUR	200	245

Segro Capital SARL
0.500% due 09/22/2031		100	100

Shinhan Bank Co. Ltd.
3.320% due 01/29/2027		100	119

Standard Chartered PLC
0.800% due 11/17/2029 •		100	110

Sumitomo Mitsui Financial Group, Inc.
3.318% due 10/07/2031		100	119

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		$200	206

Svenska Handelsbanken AB
3.250% due 08/27/2031	EUR	200	237

UniCredit Bank Czech Republic & Slovakia AS
3.750% due 06/20/2028		100	121

Vesteda Finance BV
4.000% due 05/07/2032		100	122

VIA Outlets BV
1.750% due 11/15/2028		100	113

Volkswagen Financial Services AG
3.875% due 09/10/2030		200	241

Weyerhaeuser Co.
7.375% due 03/15/2032		$9	10

Workspace Group PLC
2.250% due 03/11/2028	GBP	100	125

ZF Finance GmbH
2.000% due 05/06/2027	EUR	100	114

			13,425

INDUSTRIALS 14.4%

Amgen, Inc.
3.000% due 02/22/2029		$200	193

Amprion GmbH
3.625% due 05/21/2031	EUR	100	120
3.875% due 09/07/2028		100	121

AP Moller - Maersk AS
5.875% due 09/14/2033		$66	70

Aptiv Swiss Holdings Ltd.
4.250% due 06/11/2036	EUR	100	117

Arcadis NV
4.875% due 02/28/2028		100	122

Autodesk, Inc.
2.400% due 12/15/2031		$50	44
5.300% due 06/15/2035		200	206

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	100	110

Berkeley Group PLC
2.500% due 08/11/2031	GBP	100	114

Burberry Group PLC
5.750% due 06/20/2030		125	169

CDW LLC/CDW Finance Corp.
5.550% due 08/22/2034		$35	36

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	150	154

Comcast Corp.
4.650% due 02/15/2033		$40	40

Continental Wind LLC
6.000% due 02/28/2033		42	43

Coty, Inc.
4.500% due 05/15/2027	EUR	100	120

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% due 01/15/2029		$100	98

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Denso Corp.
4.420% due 09/11/2029		$100	$101

DSV Finance BV
0.500% due 03/03/2031	EUR	100	103

Ellevio AB
3.750% due 05/14/2035		100	118

Flora Food Management BV
6.875% due 07/02/2029		100	118

Ford Motor Co.
6.100% due 08/19/2032		$38	39

Forvia SE
2.375% due 06/15/2029	EUR	100	113

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		$200	205

JDE Peet’s NV
2.250% due 09/24/2031		150	130

Kerry Group Financial Services Unltd. Co.
3.375% due 03/05/2033	EUR	200	234

Levi Strauss & Co.
3.500% due 03/01/2031		$55	51

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		200	179

Moody’s Corp.
2.000% due 08/19/2031		100	88
3.100% due 11/29/2061		30	19

MSCI, Inc.
3.625% due 09/01/2030		100	95

Nexans SA
4.250% due 03/11/2030	EUR	100	122

Norsk Hydro ASA
3.625% due 01/23/2032		100	119

NTT Finance Corp.
0.399% due 12/13/2028		100	109

Oberlin College
2.874% due 10/01/2051		$125	76

Owens Corning
5.500% due 06/15/2027		100	102

Pandora AS
3.875% due 05/31/2030	EUR	100	121

PepsiCo, Inc.
3.900% due 07/18/2032		$40	39

Smurfit Kappa Treasury ULC
0.500% due 09/22/2029	EUR	100	107
5.438% due 04/03/2034		$100	104

Swisscom Finance BV
3.250% due 09/05/2034	EUR	100	117

Synopsys, Inc.
5.000% due 04/01/2032		$50	51

T-Mobile USA, Inc.
4.950% due 03/15/2028		100	102

Telefonica Emisiones SA
4.183% due 11/21/2033	EUR	100	122

Tennet Netherlands BV
4.500% due 10/28/2034		100	128

Trane Technologies Financing Ltd.
5.100% due 06/13/2034		$40	41

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	100	121

Volkswagen International Finance NV
5.994% due 11/15/2033 •(c)		100	122

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027		200	228

ZF North America Capital, Inc.
6.875% due 04/14/2028		$10	10

			5,411

UTILITIES 15.7%

AES Corp.
2.450% due 01/15/2031		84	75
5.450% due 06/01/2028		40	41

Alliander NV
3.000% due 05/06/2033	EUR	200	231

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

British Telecommunications PLC
3.875% due 01/20/2034	EUR	100	$120

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		$25	25

Colbun SA
5.375% due 09/11/2035		200	200

EDP Servicios Financieros Espana SA
4.375% due 04/04/2032	EUR	200	249

Electricite de France SA
4.750% due 06/17/2044		100	118
7.375% due 06/17/2035 •(c)	GBP	100	137

Enel Finance International NV
1.625% due 07/12/2026		$200	196

Eurogrid GmbH
3.732% due 10/18/2035	EUR	100	117

Hanwha Energy USA Holdings Corp.
4.375% due 07/02/2028		$200	202

iliad SA
4.250% due 12/15/2029	EUR	200	240

MidAmerican Energy Co.
3.650% due 08/01/2048		$150	115
4.250% due 07/15/2049		25	21

Mississippi Power Co.
3.100% due 07/30/2051		50	34

National Grid PLC
3.875% due 01/16/2029	EUR	100	121

NBN Co. Ltd.
3.500% due 03/22/2030		200	241

New York State Electric & Gas Corp.
5.650% due 08/15/2028		$325	338

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		100	95

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		125	113
5.783% due 09/16/2052		40	40

NSTAR Electric Co.
3.100% due 06/01/2051		25	17

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	100	120

Pacific Gas & Electric Co.
6.700% due 04/01/2053		$41	44

Public Service Co. of Colorado
3.200% due 03/01/2050		53	37

Public Service Co. of Oklahoma
2.200% due 08/15/2031		200	176

Public Service Electric & Gas Co.
3.100% due 03/15/2032		200	185
4.650% due 03/15/2033		50	50

Puget Sound Energy, Inc.
5.685% due 06/15/2054		20	20

RWE AG
4.625% due 06/18/2055 •	EUR	100	120

RWE Finance U.S. LLC
5.125% due 09/18/2035		$150	148

San Diego Gas & Electric Co.
4.950% due 08/15/2028		150	154

Severn Trent Utilities Finance PLC
2.625% due 02/22/2033	GBP	100	113
3.875% due 08/04/2035	EUR	100	118

Solar Star Funding LLC
5.375% due 06/30/2035		$206	212

South Eastern Power Networks PLC
1.750% due 09/30/2034	GBP	200	201

Southern California Edison Co.
2.500% due 06/01/2031		$150	133
3.450% due 02/01/2052		100	67

Southwestern Public Service Co.
3.150% due 05/01/2050		80	54
3.750% due 06/15/2049		50	38

SSE PLC
4.000% due 09/05/2031	EUR	100	122

TDC Net AS
5.618% due 02/06/2030		100	126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	100	$118

Verizon Communications, Inc.
1.500% due 09/18/2030		$280	245

Vodafone Group PLC
5.125% due 06/04/2081 •		65	51

Wisconsin Electric Power Co.
4.750% due 09/30/2032		20	20

Wisconsin Power & Light Co.
4.950% due 04/01/2033		132	134

			5,892

Total Corporate Bonds & Notes (Cost $23,829)			24,728

MUNICIPAL BONDS & NOTES 0.6%

FLORIDA 0.3%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2020
2.154% due 07/01/2030		110	101

NEW YORK 0.3%

New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010
5.724% due 06/15/2042		110	112

Total Municipal Bonds & Notes (Cost $272)			213

U.S. GOVERNMENT AGENCIES 4.5%

Federal Home Loan Mortgage Corp.
4.500% due 02/01/2053 - 06/01/2053		174	169
5.000% due 02/01/2053 - 07/01/2054		263	261

Federal National Mortgage Association
4.500% due 05/01/2053 - 07/01/2053		177	173
5.000% due 10/01/2053 - 11/01/2053		1,085	1,081

Total U.S. Government Agencies (Cost $1,641)			1,684

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Notes
4.625% due 02/15/2035		300	312

Total U.S. Treasury Obligations (Cost $310)			312

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

CSMC Trust
3.431% due 11/10/2032		100	80

JP Morgan Chase Commercial Mortgage Securities Trust
5.315% due 04/15/2038 •		87	87

Natixis Commercial Mortgage Securities Trust
3.622% due 05/15/2039		100	96

One Bryant Park Trust
2.516% due 09/15/2054		100	92

VASA Trust
5.165% due 07/15/2039 •		100	98

Wells Fargo Commercial Mortgage Trust
5.575% due 09/15/2040 ~		75	76

Total Non-Agency Mortgage-Backed Securities (Cost $568)			529

ASSET-BACKED SECURITIES 1.9%

AUTOMOBILE SEQUENTIAL 0.1%

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		50	50

32	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 1.8%

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		$63	$51
4.000% due 04/20/2049		39	35
4.950% due 07/20/2049		79	71

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		44	36

Mosaic Solar Loan Trust
2.640% due 01/20/2053		65	57

Sunnova Helios XI Issuer LLC
5.300% due 05/20/2050		87	80

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		88	89

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		121	102

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		161	145

			666

Total Asset-Backed Securities (Cost $788)			716

SOVEREIGN ISSUES 10.3%

Adif Alta Velocidad
3.125% due 10/31/2032	EUR	100	117
3.500% due 04/30/2032		100	119

Agence Francaise de Developpement EPIC
3.500% due 02/25/2033		100	119

Australia Government Bonds
4.250% due 06/21/2034	AUD	1,200	798

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	150	174
2.500% due 02/15/2035		100	116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Government Bonds
2.250% due 12/01/2029	CAD	50	$35
3.000% due 03/01/2032		100	72
3.500% due 03/01/2034		200	148

European Union
2.625% due 02/04/2048	EUR	60	58
2.750% due 02/04/2033		135	158
3.250% due 02/04/2050		100	106

Ile-de-France Mobilites
3.050% due 02/03/2033		100	115

Italy Buoni Poliennali Del Tesoro
4.050% due 10/30/2037		50	61

Kingdom of Belgium Government Bonds
2.750% due 04/22/2039		100	107

Ministeries Van de Vlaamse Gemeenschap
3.250% due 01/12/2043		100	107

Nederlandse Waterschapsbank NV
3.000% due 04/20/2033		100	118

Netherlands Government Bonds
3.250% due 01/15/2044		25	29

Ontario Teachers’ Finance Trust
2.850% due 12/04/2031		150	176

Province of Ontario
4.100% due 03/04/2033	CAD	100	76

Regie Autonome des Transports Parisiens EPIC
3.250% due 04/11/2033	EUR	100	116

SFIL SA
3.125% due 09/17/2029		100	119

Slovenia Government Bonds
3.125% due 07/02/2035		80	94

Societe Des Grands Projets EPIC
0.300% due 11/25/2031		200	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Nationale SNCF SACA
3.125% due 11/02/2027	EUR	100	$119

U.K. Gilts
0.875% due 07/31/2033	GBP	200	205
1.500% due 07/31/2053		70	41
4.375% due 07/31/2054		136	153

Total Sovereign Issues (Cost $3,657)			3,855

SHORT-TERM INSTRUMENTS 12.5%

U.S. TREASURY BILLS 12.5%
4.221% due 10/02/2025 - 12/11/2025 (a)(b)		$4,700	4,684

Total Short-Term Instruments (Cost $4,684)			4,684

Total Investments in Securities (Cost $35,749)			36,721

Total Investments 97.9% (Cost $35,749)			$36,721

Financial Derivative Instruments (e)(f) (0.2)% (Cost or Premiums, net $76)			(86)

Other Assets and Liabilities, net 2.3%			875

Net Assets 100.0%			$37,510

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Zero coupon security.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 2-Year Bond December Futures	12/2025	3	$228	$1	$0	$0
Euro-Bobl December Futures	12/2025	8	1,107	0	2	0
U.S. Treasury 5-Year Note December Futures	12/2025	113	12,339	1	4	0
U.S. Treasury Long-Term Bond December Futures	12/2025	2	233	5	0	(1)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	20	2,302	32	0	(1)

				$39	$6	$(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	1	$(75)	$0	$0	$(1)
Euro-Bund December Futures	12/2025	25	(3,774)	(22)	1	(10)
Euro-Buxl 30-Year Bond December Futures	12/2025	2	(269)	(6)	1	(2)
Long Guilt December Futures	12/2025	3	(367)	1	0	(1)
U.S. Treasury 2-Year Note December Futures	12/2025	10	(2,084)	(4)	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2025	6	(675)	(5)	(1)	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	1	(120)	(4)	1	0

				$(40)	$2	$(15)

Total Futures Contracts				$(1)	$8	$(17)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	700	$(3)	$(1)	$(4)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		50	2	0	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$	280	84	50	134	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		400	11	20	31	1	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	1,910	8	(2)	6	3	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		90	(1)	(1)	(2)	0	(1)
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	20	(5)	0	0

Total Swap Agreements							$76	$86	$162	$6	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 8	$ 6	$ 14	$ 0	$ (17)	$ (1)	$ (18)

Cash of $462 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2025	EUR	117		$137	$0	$0
	10/2025	JPY	552		4	0	0
	10/2025		$6	INR	498	0	0
	10/2025		0	JPY	50	0	0
	11/2025		4		550	0	0

BPS	10/2025	JPY	639		$4	0	0
	11/2025		$4	JPY	637	0	0

BRC	10/2025	EUR	3,178		$3,718	0	(14)
	10/2025	GBP	1,749		2,352	0	(1)

CBK	10/2025	EUR	32		38	0	0
	10/2025	GBP	302		408	2	0
	10/2025	INR	515		6	0	0
	10/2025		$417	CAD	581	1	0

34	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$26	EUR	22	$0	$0
	10/2025		28	INR	2,474	0	0
	10/2025		58	JPY	8,600	0	0
	11/2025	CAD	580		$417	0	(1)
	11/2025		$6	INR	516	0	0

FAR	10/2025	AUD	1,703		$1,105	0	(22)
	10/2025		$1,112	AUD	1,703	15	0
	10/2025		3,331	EUR	2,852	16	0
	10/2025		24	INR	2,098	0	0
	10/2025		135	JPY	19,798	0	(1)
	11/2025	AUD	1,703		$1,113	0	(15)
	11/2025	EUR	2,852		3,338	0	(17)

GLM	10/2025		$7	INR	572	0	0

JPM	10/2025	CAD	581		$421	3	0
	10/2025	EUR	10,588		12,383	0	(48)

MBC	10/2025	JPY	317		2	0	0
	10/2025		$123	EUR	105	0	0
	11/2025		2	JPY	316	0	0

MYI	10/2025	JPY	12,081		$81	0	(1)
	10/2025		$2	JPY	220	0	0
	11/2025		81		12,039	1	0

SCX	10/2025	INR	577		$6	0	0
	10/2025		$2,744	GBP	2,051	15	0
	10/2025		16	INR	1,415	0	0
	10/2025		8	JPY	1,128	0	0
	11/2025	GBP	2,051		$2,744	0	(15)
	11/2025		$6	INR	578	0	0

SOG	10/2025	JPY	26,309		$177	0	(1)
	10/2025		$12,862	EUR	10,937	0	(21)
	10/2025		70	JPY	10,331	0	0
	11/2025	EUR	10,937		$12,888	21	0
	11/2025		$177	JPY	26,218	1	0

Total Forward Foreign Currency Contracts						$75	$(157)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BRC	$0	$0	$0	$0	$(15)	$0	$0	$(15)	$(15)	$0	$(15)
CBK	3	0	0	3	(1)	0	0	(1)	2	0	2
FAR	31	0	0	31	(55)	0	0	(55)	(24)	0	(24)
JPM	3	0	0	3	(48)	0	0	(48)	(45)	0	(45)
MYI	1	0	0	1	(1)	0	0	(1)	0	0	0
SCX	15	0	0	15	(15)	0	0	(15)	0	0	0
SOG	22	0	0	22	(22)	0	0	(22)	0	0	0

Total Over the Counter	$75	$0	$0	$75	$(157)	$0	$0	$(157)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO Climate Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$8	$8
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$75	$0	$75

	$0	$0	$0	$75	$14	$89

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$0	$18	$18

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$157	$0	$157

	$0	$0	$0	$157	$18	$175

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$261	$261
Swap Agreements	0	0	0	0	42	42

	$0	$0	$0	$0	$303	$303

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,336)	$0	$(1,336)

	$0	$0	$0	$(1,336)	$303	$(1,033)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(166)	$(166)
Swap Agreements	0	0	0	0	(5)	(5)

	$0	$0	$0	$0	$(171)	$(171)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$232	$0	$232

	$0	$0	$0	$232	$(171)	$61

36	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,425	$0	$13,425
Industrials	0	5,411	0	5,411
Utilities	0	5,892	0	5,892
Municipal Bonds & Notes
Florida	0	101	0	101
New York	0	112	0	112
U.S. Government Agencies	0	1,684	0	1,684
U.S. Treasury Obligations	0	312	0	312
Non-Agency Mortgage-Backed Securities	0	529	0	529
Asset-Backed Securities
Automobile Sequential	0	50	0	50
Other ABS	0	666	0	666
Sovereign Issues	0	3,855	0	3,855
Short-Term Instruments
U.S. Treasury Bills	0	4,684	0	4,684

Total Investments	$0	$36,721	$0	$36,721

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4	$10	$0	$14
Over the counter	0	75	0	75

	$4	$85	$0	$89

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(4)	0	(18)
Over the counter	0	(157)	0	(157)

	$(14)	$(161)	$0	$(175)

Total Financial Derivative Instruments	$(10)	$(76)	$0	$(86)

Totals	$(10)	$36,645	$0	$36,635

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO Dynamic Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%

American Airlines, Inc.
6.575% (TSFR3M + 2.250%) due 04/20/2028 ~		$3,890	$3,889

IRB Holding Corp.
6.663% (TSFR1M + 2.500%) due 12/15/2027 ~		6,221	6,230

LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~		2,475	2,467
8.068% (TSFR3M + 3.750%) due 05/19/2031 ~		5,203	5,200

MI Windows & Doors LLC
6.913% (TSFR1M + 2.750%) due 03/28/2031 ~		792	796

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	1,900	2,234

Project Flash
TBD% (TSFR1M + 2.500%) due 01/09/2030 «~µ		$1,000	991

Project Nova
7.250% (PRIME) due 08/31/2026 «~		600	600

Quikrete Holdings, Inc.
6.413% (TSFR1M + 2.250%) due 02/10/2032 ~		1,194	1,195

SkyMiles IP Ltd.
7.752% (TSFR3M + 3.750%) due 10/20/2027 ~		276	277

Spa Holdings 3 OY
8.263% (TSFR3M + 4.000%) due 02/04/2028 ~		1,625	1,623

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,700	5,442

Telecom Serbia
3.399% (EUR003M + 1.350%) due 06/11/2029 «~		6,000	7,027

X Corp.
9.500% due 10/26/2029		$2,200	2,210

Total Loan Participations and Assignments (Cost $38,860)			40,181

CORPORATE BONDS & NOTES 21.0%

BANKING & FINANCE 11.0%

Aircastle Ltd./Aircastle Ireland DAC
5.750% due 10/01/2031		1,900	1,981

Alamo Re Ltd.
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		1,800	1,894

American Assets Trust LP
3.375% due 02/01/2031		2,100	1,908

American Honda Finance Corp.
4.985% due 08/13/2027 •		6,100	6,113

American Tower Corp.
1.875% due 10/15/2030		1,700	1,504
2.100% due 06/15/2030		700	631
3.650% due 03/15/2027		4,500	4,468
4.050% due 03/15/2032		700	679

Armor RE II Ltd.
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		500	543

Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	3,200	3,780

Aviation Capital Group LLC
5.375% due 07/15/2029		$2,000	2,050

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		161	159
2.528% due 11/18/2027		4	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 01/15/2028		$3,600	$3,637
4.950% due 10/15/2032		800	791
5.150% due 01/15/2030		2,000	2,030

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,500	3,219

Banco Santander SA
4.175% due 03/24/2028 •		$5,000	4,994

Bank of America Corp.
5.202% due 04/25/2029 •		1,700	1,743

Barclays PLC
2.894% due 11/24/2032 •		4,400	3,966
4.337% due 01/10/2028		800	800
4.375% due 01/12/2026		900	900
4.836% due 05/09/2028		350	352
4.972% due 05/16/2029 •		1,900	1,929
7.385% due 11/02/2028 •		1,000	1,061
7.437% due 11/02/2033 •		1,800	2,066

Bayou Re Ltd.
12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	535

Blue Owl Finance LLC
3.125% due 06/10/2031		1,900	1,731

BNP Paribas SA
1.904% due 09/30/2028 •		3,200	3,052
2.159% due 09/15/2029 •		6,400	6,004
3.052% due 01/13/2031 •		4,100	3,858

BPCE SA
6.612% due 10/19/2027 •		7,800	7,978

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		1,400	1,472
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		2,300	2,403

Capital One Financial Corp.
6.183% due 01/30/2036 •		3,700	3,840

Cooperatieve Rabobank UA
5.500% due 10/05/2026		1,900	1,931

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	4,300	1,313

Credit Suisse AG AT1 Claim		$8,700	1,131

CTP NV
0.625% due 09/27/2026	EUR	1,000	1,152

Deutsche Bank AG
1.750% due 11/19/2030 •		1,700	1,887
2.129% due 11/24/2026 •		$1,000	996
3.547% due 09/18/2031 •		5,600	5,310
3.729% due 01/14/2032 •		1,700	1,595
5.882% due 07/08/2031 •		1,700	1,761

Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,593
3.900% due 04/15/2032		$3,000	2,879

Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		400	422
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	422
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		400	421

Extra Space Storage LP
2.350% due 03/15/2032		1,300	1,129

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		2,900	2,912

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,495
5.918% due 03/20/2028		1,600	1,628

Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	4,015
3.615% due 03/15/2028 •		4,600	4,566
3.691% due 06/05/2028 •		16,100	15,986

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		600	600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		$1,300	$1,317
5.160% due 06/07/2032 «(k)		2,400	2,472
5.330% due 06/07/2035 «(k)		600	622

Host Hotels & Resorts LP
5.500% due 04/15/2035		2,000	2,015

HSBC Holdings PLC
5.875% due 09/28/2026 •(h)(i)	GBP	6,200	8,364

ING Groep NV
4.017% due 03/28/2028 •		$3,500	3,490

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		1,400	1,184

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(h)(i)	EUR	1,700	2,098

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	8,073
2.963% due 01/25/2033 •		9,200	8,420
4.005% due 04/23/2029 •		500	499

JPMorgan Chase Bank NA
5.110% due 12/08/2026		1,050	1,064

KKR Group Finance Co. XII LLC
4.850% due 05/17/2032		1,000	1,011

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,600	1,878

Lazard Group LLC
6.000% due 03/15/2031		$1,900	2,009

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		1,900	1,887

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		600	670

Mitsubishi UFJ Financial Group, Inc.
2.559% due 02/25/2030		1,000	930

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,800	3,667

Morgan Stanley
4.431% due 01/23/2030 •		1,400	1,407

Nationwide Building Society
4.302% due 03/08/2029 •		13,500	13,495

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		800	837

NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,236
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,258
7.472% due 11/10/2026 •		$10,000	10,032

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,061
2.450% due 09/15/2028		600	551

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		400	423

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		4,800	3,618

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		500	518
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		2,300	2,395

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		700	743

RLJ Lodging Trust LP
4.000% due 09/15/2029		1,100	1,040

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,400	2,377

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	644
4.320% due 09/22/2029 •		1,500	1,496

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,900	2,206

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,898

38	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		$4,800	$4,239

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		600	626
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		400	416

UBS Group AG
3.091% due 05/14/2032 •		3,250	3,008
4.194% due 04/01/2031 •		3,000	2,967
4.375% due 02/10/2031 •(h)(i)		400	364
6.327% due 12/22/2027 •		5,700	5,844

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (c)		2,431	73

Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,400	1,413

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	303

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		300	301
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	301

Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,615
3.584% due 05/22/2028 •		4,950	4,906

Weyerhaeuser Co.
4.000% due 04/15/2030		5,100	5,032

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		250	260

			280,792

INDUSTRIALS 8.0%

Air Canada
4.625% due 08/15/2029	CAD	800	575

Altice France Holding SA
4.000% due 02/15/2028	EUR	2,200	933

Altice France SA
4.250% due 10/15/2029		2,700	2,753
5.500% due 10/15/2029		$2,800	2,436

American Airlines Pass-Through Trust
3.150% due 08/15/2033		351	329
3.350% due 04/15/2031		1,367	1,320
3.375% due 11/01/2028		200	197
3.575% due 07/15/2029		458	449
3.650% due 08/15/2030		591	575
3.700% due 04/01/2028		1,013	1,008

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		475	476
5.750% due 04/20/2029		500	502

Ashtead Capital, Inc.
5.800% due 04/15/2034		1,000	1,048
5.950% due 10/15/2033		4,600	4,865

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		2,200	2,198
4.375% due 12/15/2028		600	598

Bayer U.S. Finance LLC
6.375% due 11/21/2030		1,900	2,031

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	6,000	6,767

Beignet
6.850% due 06/01/2049 «(b)		$25,500	25,500

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033		1,000	1,051

Broadcom, Inc.
4.000% due 04/15/2029		3,100	3,087
4.150% due 04/15/2032		3,100	3,041

Centene Corp.
4.250% due 12/15/2027		1,700	1,671

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		$9,500	$9,605

Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,311
4.750% due 05/09/2032		300	302

Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	4,114

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% due 01/15/2029		$7,200	7,057

Delta Air Lines, Inc.
7.375% due 01/15/2026		6,900	6,933

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/2025		108	108

Eni SpA
5.500% due 05/15/2034		1,900	1,956

Expand Energy Corp.
5.875% due 02/01/2029		300	301

FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,179
3.450% due 03/01/2032		2,200	2,034

Flora Food Management BV
6.875% due 07/02/2029	EUR	4,500	5,292

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$4,000	4,182

Global Payments, Inc.
2.900% due 11/15/2031		500	449

Haleon U.S. Capital LLC
3.375% due 03/24/2027		3,000	2,970

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		6,500	6,258

Hyundai Capital America
4.875% due 06/23/2027		5,500	5,549

INEOS Finance PLC
5.625% due 08/15/2030 (m)	EUR	1,500	1,695

INEOS Styrolution Ludwigshafen GmbH
2.250% due 01/16/2027		2,450	2,830

Intralot Capital Luxembourg SA
6.750% due 10/15/2031		2,955	3,502

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$353	332

Las Vegas Sands Corp.
5.625% due 06/15/2028		4,600	4,704
6.200% due 08/15/2034		1,900	1,989

Marriott International, Inc.
2.750% due 10/15/2033		1,700	1,477

MSCI, Inc.
3.250% due 08/15/2033		500	447

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	352
4.345% due 09/17/2027		$5,200	5,106
4.810% due 09/17/2030		1,100	1,037

NTT Finance Corp.
4.567% due 07/16/2027		1,400	1,410
4.620% due 07/16/2028		1,300	1,313

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.400% due 06/01/2027		1,800	1,807

Petroleos Mexicanos
5.950% due 01/28/2031		2,200	2,132
10.000% due 02/07/2033		2,300	2,671

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,423	1,432

Sands China Ltd.
5.400% due 08/08/2028		1,500	1,536

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	1,906	2,226

T-Mobile USA, Inc.
2.250% due 11/15/2031		$1,400	1,232
3.875% due 04/15/2030		2,100	2,060

TD SYNNEX Corp.
2.375% due 08/09/2028		1,300	1,234

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	216	324

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	2,000	$1,656
6.500% due 02/09/2034	GBP	400	381

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (f)		16	18

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (c)		$2,903	537

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 (c)		1,374	1,057

United Airlines Pass-Through Trust
2.700% due 11/01/2033		378	348
5.875% due 04/15/2029		1,881	1,935

United Airlines, Inc.
4.375% due 04/15/2026		300	300
4.625% due 04/15/2029		1,600	1,577

Venture Global LNG, Inc.
8.125% due 06/01/2028		370	383
8.375% due 06/01/2031		500	525

Venture Global Plaquemines LNG LLC
7.500% due 05/01/2033		3,400	3,759
7.750% due 05/01/2035		3,400	3,840

Viper Energy Partners LLC
4.900% due 08/01/2030		1,200	1,210
5.700% due 08/01/2035		2,450	2,492

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	3,700	4,874

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		$4,800	5,049

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,300	3,329

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		600	600

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	1,700	1,939

			203,667

UTILITIES 2.0%

AT&T, Inc.
4.300% due 02/15/2030		$105	105

Boston Gas Co.
3.757% due 03/16/2032		1,900	1,791

BP Capital Markets BV
3.360% due 09/12/2031	EUR	4,100	4,877

EPH Financing International AS
6.651% due 11/13/2028		2,850	3,642

Georgia Power Co.
4.700% due 05/15/2032		$6,900	6,989

ONEOK, Inc.
6.050% due 09/01/2033		1,800	1,909

Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,508
3.150% due 01/01/2026		1,500	1,495
3.250% due 06/01/2031		2,800	2,576
3.300% due 12/01/2027		1,000	979
3.950% due 12/01/2047		600	449
4.200% due 03/01/2029		5,500	5,455
4.300% due 03/15/2045		700	563
4.400% due 03/01/2032		1,100	1,074
4.450% due 04/15/2042		400	336
4.500% due 07/01/2040		200	174
4.550% due 07/01/2030		1,000	994

Southern California Edison Co.
4.700% due 06/01/2027		3,100	3,113

Southern California Gas Co.
2.950% due 04/15/2027		5,900	5,814

Sprint LLC
7.625% due 03/01/2026		6,600	6,615

			51,458

Total Corporate Bonds & Notes (Cost $537,600)			535,917

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	$2,500	$2,130

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	786	857

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	34,905	3,262

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	348
3.501% due 06/01/2035	400	342

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	200	197

		4,149

Total Municipal Bonds & Notes (Cost $9,062)		7,136

U.S. GOVERNMENT AGENCIES 66.0%

Federal Home Loan Mortgage Corp.
4.000% due 07/01/2047	56	54
6.000% due 04/01/2055	21,689	22,546
6.191% due 09/01/2035 •	2	2
6.348% due 12/01/2032 •	1	1
6.481% due 08/01/2035 •	1	1
6.515% due 03/01/2036 •	6	6

Federal Home Loan Mortgage Corp. REMICS
1.367% due 03/15/2050 ~(a)	18,317	809
1.500% due 02/25/2036 (a)	11,702	482
1.529% due 04/25/2048 - 11/25/2049 •(a)	17,070	2,320
2.000% due 01/25/2051 - 04/25/2051 (a)	16,822	1,844
2.500% due 03/25/2051 (a)	18,172	2,819
3.000% due 10/25/2049 - 11/25/2051 (a)	21,694	3,400
3.500% due 03/25/2050 - 07/25/2051 (a)	16,653	3,124
4.500% due 03/15/2032 (a)	506	41
4.810% due 08/15/2040 •	375	370
4.837% due 12/15/2029 •	10	9
5.000% due 02/15/2048 - 05/25/2050 (a)	4,876	1,037
5.500% due 09/15/2039	17	17
6.000% due 05/15/2035	32	33
7.500% due 08/15/2030	3	3

Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/25/2052 (a)	17,866	2,215
2.500% due 01/25/2052 (a)	14,469	2,183
3.000% due 12/15/2047 - 04/25/2053 (a)	31,204	5,182
3.500% due 06/15/2049 (a)	2,457	504
4.000% due 06/15/2049 (a)	4,365	791
5.000% due 06/25/2053 (a)	17,188	3,712

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.345% due 07/25/2033 ~	1	1
5.553% due 07/25/2044 •	539	522
6.500% due 10/25/2043	30	31
6.555% due 09/25/2029 ~	11	11
7.000% due 07/25/2043	21	22
7.002% due 11/25/2030 þ	1	1
7.500% due 07/25/2043 - 03/25/2044	32	35
8.610% due 12/25/2030 þ	61	58

Federal National Mortgage Association
3.000% due 03/01/2050	60,836	54,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 10/01/2040 - 06/01/2048	$5,563	$5,214
4.000% due 05/01/2047 - 04/01/2048	7,522	7,220
4.437% due 05/01/2036 •	1	1
4.891% due 12/01/2036 •	1	1
5.421% due 08/01/2042 - 10/01/2044 •	56	57
6.007% due 12/01/2034 •	4	5
6.125% due 08/01/2029 •	1	1
6.253% due 05/01/2036 •	17	18
6.326% due 09/01/2034 •	2	2
6.420% due 12/01/2034 •	5	5
6.425% due 01/01/2036 - 03/01/2036 •	59	60
6.500% due 06/01/2036 - 08/01/2038	464	490
6.526% due 11/01/2034 •	38	40
6.625% due 02/01/2036 •	20	21
6.654% due 09/01/2031 •	3	3
7.045% due 09/01/2039 •	7	7

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	6	6

Federal National Mortgage Association Interest STRIPS
3.000% due 03/25/2050 (a)	6,981	1,245
5.000% due 08/25/2053 - 11/25/2053 (a)	21,871	4,728

Federal National Mortgage Association REMICS
1.286% due 07/25/2043 •(a)	4,973	674
1.619% due 06/25/2050 ~(a)	5,630	388
1.629% due 06/25/2047 •(a)	302	41
1.729% due 06/25/2048 •(a)	5,500	682
2.000% due 07/25/2052 (a)	10,023	1,291
2.029% due 01/25/2042 •(a)	3,537	508
3.000% due 11/25/2051 - 01/25/2052 (a)	14,118	2,448
3.500% due 11/25/2051 (a)	28,218	5,204
4.500% due 09/25/2053 (a)	10,213	2,318
4.523% due 12/25/2036 •	13	12
4.583% due 03/25/2034 •	4	4
4.593% due 03/25/2036 •	5	5
4.613% due 08/25/2034 •	1	1
4.821% due 03/25/2037 •	32	32
5.000% due 01/25/2035	2	2
5.000% due 06/25/2041 (a)	368	47
5.051% due 04/18/2032 •	7	7
6.000% due 01/25/2033 - 04/25/2043	27	28
6.373% due 05/25/2035 ~	3	3
7.500% due 06/25/2032	8	8

Federal National Mortgage Association REMICS Trust
5.295% due 02/25/2033 þ	37	37
6.000% due 07/25/2044	25	26
6.089% due 10/25/2031 þ	1	1

Federal National Mortgage Association Trust
1.586% due 12/25/2042 ~(a)	6,608	364
4.821% due 05/25/2042 •	1	1
5.750% due 08/25/2033	17	17

Federal National Mortgage Association Whole Loan
1.537% due 11/25/2046 ~(a)	3,353	128

Government National Mortgage Association
4.625% due 07/20/2030 •	4	4
4.750% due 10/20/2027 - 10/20/2029 •	3	3
5.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	1
5.000% due 03/15/2039 - 05/15/2039	401	410
5.500% due 10/15/2034 - 03/15/2035	25	26
5.625% due 01/20/2027 - 04/20/2030 •	6	5
6.000% due 06/20/2038	8	8
8.000% due 03/20/2030	3	3

Government National Mortgage Association REMICS
1.800% due 08/20/2049 - 09/20/2049 •(a)	11,233	1,364
4.550% due 05/20/2037 •	172	170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
2.500% due 11/01/2055	$4,400	$3,789
5.000% due 10/01/2055 - 11/01/2055	160,400	159,519
6.000% due 10/01/2055 - 11/01/2055	126,900	129,077

U.S. Small Business Administration
5.600% due 09/01/2028	19	19
6.220% due 12/01/2028	20	21

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	25,100	22,052
4.000% due 11/01/2055	106,200	100,079
4.500% due 10/01/2055 - 11/01/2055	69,800	67,679
5.000% due 10/01/2055 - 11/01/2055	495,900	491,530
5.500% due 11/01/2055	60,150	60,610
6.000% due 10/01/2055 - 11/01/2055	409,000	417,781
6.500% due 11/01/2055	86,000	88,935

Total U.S. Government Agencies (Cost $1,709,301)		1,685,065

U.S. TREASURY OBLIGATIONS 11.5%

U.S. Treasury Bonds
2.375% due 02/15/2042 (q)	12,200	9,045
2.500% due 02/15/2045	20	14

U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032 (o)(q)	47,001	44,502
1.125% due 01/15/2033 (o)(q)	50,318	48,786
1.375% due 07/15/2033	20,422	20,115
1.750% due 01/15/2034 (o)(q)	11,875	11,935
1.875% due 07/15/2034	39,840	40,436

U.S. Treasury Notes
2.500% due 03/31/2027 (o)(q)	6,300	6,195
4.250% due 11/15/2034 (q)	112,200	113,488

Total U.S. Treasury Obligations (Cost $287,917)		294,516

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%

Adjustable Rate Mortgage Trust
4.532% due 03/25/2036 •	179	106
4.755% due 10/25/2035 ~	61	57
5.450% due 09/25/2035 ~	2	2

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •	195	173
5.073% due 11/25/2046 •	8,120	1,985
5.123% due 10/25/2046 •	98	82

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 ~	5,170	4,194

Banc of America Funding Trust
3.501% due 10/20/2046 ~	587	504
4.358% due 06/20/2037 ~	39	34
4.570% due 02/20/2047 •	634	612
4.630% due 10/20/2036 •	220	171
4.692% due 04/25/2037 •	183	155
4.810% due 06/20/2047 •	576	477
5.072% due 05/25/2037 •	121	104
5.500% due 09/25/2034	300	291
5.806% due 03/25/2037 ~	4	4
5.878% due 10/25/2036 ~	121	110
6.000% due 08/25/2037	325	269

Banc of America Mortgage Trust
5.864% due 02/25/2034 ~	15	15
6.457% due 05/25/2034 ~	31	30

BCAP LLC Trust
0.000% due 02/26/2036 ~	243	0
5.250% due 02/26/2036 ~	1,308	497
5.250% due 06/26/2037	216	192
26.541% due 04/26/2037 ~	148	72

Bear Stearns ALT-A Trust
4.093% due 03/25/2036 ~	139	111
4.167% due 11/25/2036 ~	313	141
4.592% due 08/25/2036 •	748	644
4.612% due 08/25/2036 •	318	288

40	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.672% due 02/25/2034 •	$26	$24
4.693% due 03/25/2036 ~	655	375
4.712% due 04/25/2036 •	835	753
4.774% due 08/25/2036 ~	9	6
4.850% due 11/25/2035 ~	52	39
5.170% due 01/25/2036 ~	332	316
5.425% due 05/25/2035 ~	578	555

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	11	9
4.000% due 05/25/2034 ~	3	3
4.928% due 08/25/2035 ~	18	17
5.912% due 11/25/2034 ~	1	1
6.212% due 04/25/2034 ~	15	15
6.341% due 11/25/2034 ~	31	29
6.513% due 01/25/2034 ~	83	83
6.896% due 05/25/2034 ~	6	6

Bear Stearns Mortgage Funding Trust
4.652% due 01/25/2037 •	1,003	945

Chase Mortgage Finance Trust
6.152% due 06/25/2035 ~	11	11
6.522% due 02/25/2037 ~	6	6

ChaseFlex Trust
4.872% due 07/25/2037 •	333	295
6.000% due 02/25/2037	560	184

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.262% due 08/25/2037 þ	1,127	960

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 05/25/2036 •	299	288

CHL Mortgage Pass-Through Trust
4.228% due 03/25/2037 ~	41	35
4.667% due 09/25/2034 ~	7	7
4.912% due 03/25/2035 •	66	66
4.932% due 02/25/2035 •	28	26
4.964% due 07/25/2034 ~	47	45
5.012% due 02/25/2035 •	472	442
5.032% due 09/25/2034 •	1	1
5.097% due 11/25/2034 ~	18	18
5.500% due 11/25/2035	42	22
5.500% due 07/25/2037	395	157
5.750% due 07/25/2037	1,489	697
5.750% due 08/25/2037	5,967	2,955
6.000% due 02/25/2036	298	96
6.000% due 03/25/2036	3	1
6.137% due 12/25/2033 ~	7	7
6.224% due 02/20/2036 •	66	58
6.248% due 02/20/2036 •	376	352

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	287	277
4.672% due 11/25/2034 •	7	7

Citicorp Mortgage Securities Trust
6.000% due 09/25/2037	54	56

Citigroup Mortgage Loan Trust, Inc.
4.768% due 11/25/2036 ~	195	168
5.482% due 08/25/2035 ~	110	104
5.840% due 09/25/2035 •	10	10
6.310% due 11/25/2035 •	121	123
6.743% due 02/25/2034 ~	4	4
6.825% due 09/25/2037 ~	40	40

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	251	221

Countrywide Alternative Loan Trust
3.963% due 10/25/2035 ~	218	187
4.333% due 06/25/2037 ~	31	30
4.512% due 06/25/2036 •	404	382
4.552% due 04/25/2047 •	1,677	1,557
4.622% due 05/25/2036 •	895	338
4.622% due 05/25/2037 •	33	10
4.642% due 02/25/2037 •	6,946	1,979
4.652% due 09/25/2046 •	41	40
4.672% due 05/25/2036 •	814	626
4.672% due 06/25/2037 •	10	9
4.710% due 07/20/2035 •	12	11
4.722% due 09/25/2035 •	1,951	1,169
4.772% due 12/25/2035 •	2,009	794
4.772% due 05/25/2037 •	798	251
4.772% due 09/25/2046 •	812	668

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.832% due 12/25/2035 •		$204	$192
4.890% due 11/20/2035 •		1,211	1,096
4.972% due 05/25/2036 •		1,001	407
4.982% due 07/25/2036 •		793	259
5.022% due 08/25/2035 •		39	31
5.072% due 12/25/2035 •		242	205
5.172% due 12/25/2036 •		4,028	1,282
5.250% due 06/25/2035		8	6
5.500% due 04/25/2035		231	192
5.500% due 10/25/2035		184	95
5.500% due 11/25/2035		1,113	605
5.500% due 12/25/2035		162	81
5.500% due 01/25/2036		173	94
5.500% due 03/25/2036		38	16
5.633% due 01/25/2036 •		388	370
5.750% due 07/25/2035		1,136	692
6.000% due 04/25/2036		543	234
6.000% due 01/25/2037		640	314
6.000% due 02/25/2037		1,984	780
6.000% due 03/25/2037		667	221
6.000% due 08/25/2037		470	217
6.250% due 11/25/2036		300	220
6.500% due 09/25/2037		1,060	372

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036		356	195

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		24	24
6.000% due 01/25/2036		642	394

CSFB Mortgage-Backed Pass-Through Certificates
7.000% due 02/25/2034		20	20

CSMC Mortgage-Backed Trust
6.250% due 08/25/2036		288	104
7.000% due 08/25/2037 ~		794	375

CSMC Trust
3.431% due 11/10/2032		1,200	961
4.197% due 07/27/2037 ~		1,182	1,088

DBGS Mortgage Trust
5.660% due 10/15/2036 •		1,000	993

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.472% due 08/25/2037 •		11	9
4.512% due 08/25/2036 •		992	908

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.572% due 04/25/2037 •		273	193

DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •		7	6
5.073% due 03/19/2046 •		231	199

EMF-NL Prime BV
2.842% due 04/17/2041 •	EUR	343	402

Eurosail PLC
2.484% due 06/10/2044 •		5,102	5,949

Extended Stay America Trust
5.344% due 07/15/2038 •		$10,204	10,212

First Horizon Alternative Mortgage Securities Trust
4.347% due 01/25/2036 ~		1,970	946
4.640% due 03/25/2035 ~		14	8
5.120% due 06/25/2036 ~		172	136
5.326% due 04/25/2036 ~		140	116

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~		64	43

GreenPoint Mortgage Funding Trust
4.812% due 11/25/2045 •		31	29

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~		4	4

GreenPoint MTA Trust
4.712% due 06/25/2045 •		3	3

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	184	210

GSMPS Mortgage Loan Trust
4.622% due 03/25/2035 •		$26	24

GSR Mortgage Loan Trust
4.898% due 06/25/2034 ~		21	21
5.750% due 03/25/2036		129	116
5.750% due 01/25/2037		309	181
5.880% due 03/25/2033 •		1	1
6.000% due 02/25/2036		1,079	391
6.000% due 03/25/2037		626	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/25/2037	$160	$116
6.500% due 09/25/2036	319	139

HarborView Mortgage Loan Trust
4.428% due 11/19/2046 •	17	12
4.728% due 06/19/2035 •	13	13
4.748% due 01/19/2036 •	805	523
4.783% due 06/19/2045 •	2,310	1,037
4.808% due 02/19/2036 •	560	240
4.828% due 11/19/2036 •	69	61
4.868% due 11/19/2035 •	232	151
5.068% due 11/19/2034 •	216	197
5.748% due 10/19/2035 •	307	221
5.932% due 04/19/2034 ~	3	2

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~	3,518	3,172

Impac CMB Trust
4.932% due 03/25/2035 •	37	34

Impac Secured Assets Trust
4.972% due 05/25/2036 •	28	26

IndyMac IMSC Mortgage Loan Trust
3.839% due 06/25/2037 ~	433	261

IndyMac INDA Mortgage Loan Trust
4.029% due 12/25/2036 ~	16	12
5.496% due 01/25/2036 ~	299	283

IndyMac INDX Mortgage Loan Trust
3.558% due 01/25/2036 ~	186	167
4.037% due 06/25/2036 ~	389	345
4.580% due 12/25/2034 ~	154	146
4.592% due 04/25/2037 •	199	178
4.652% due 09/25/2046 •	15	14
4.672% due 11/25/2046 •	221	211
4.772% due 02/25/2037 •	1,052	708
4.954% due 10/25/2034 ~	501	479

JP Morgan Alternative Loan Trust
4.552% due 03/25/2037 •	343	294
4.632% due 06/25/2037 •	3,629	1,845
4.779% due 05/25/2037 ~	511	451
4.946% due 06/27/2037 •	163	96
5.500% due 11/25/2036 ~	1	0
5.843% due 05/26/2037 ~	2,178	1,720
6.810% due 08/25/2036 þ	464	456

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,300	1,237
4.997% due 04/15/2037 •	976	963

JP Morgan Mortgage Trust
0.000% due 05/25/2034 ~	25	25
4.983% due 11/25/2035 ~	125	97
5.204% due 07/25/2035 ~	7	7
5.464% due 04/25/2037 ~	16	12
5.729% due 04/25/2036 ~	73	64
5.750% due 01/25/2036	771	326
5.945% due 11/25/2033 ~	1	1
6.000% due 08/25/2037	9	4
6.250% due 07/25/2036	1,238	363
6.500% due 01/25/2036	408	205
6.500% due 08/25/2036	1,412	455

Lehman XS Trust
4.672% due 08/25/2046 •	768	753

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~	10	9
5.859% due 05/25/2034 ~	34	33

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •	13	12

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.705% due 12/15/2030 •	25	24

Merrill Lynch Mortgage Investors Trust
0.056% due 11/25/2029 ~(a)	297	0
4.440% due 03/25/2036 ~	598	294
5.601% due 02/25/2036 ~	256	252
6.054% due 02/25/2033 ~	4	4
7.000% due 05/25/2033 ~	1	1

Morgan Stanley Mortgage Loan Trust
3.582% due 07/25/2035 ~	68	61
3.777% due 12/25/2037 ~	915	588

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.171% due 08/25/2034 ~		$28	$26
4.532% due 03/25/2036 •		175	113
5.252% due 07/25/2035 ~		44	36
5.654% due 08/25/2034 ~		3	3
6.035% due 06/25/2036 ~		10	10
6.500% due 06/25/2036 ~		255	247

NAAC Reperforming Loan REMICS Trust Certificates
6.500% due 02/25/2035		318	277

Natixis Commercial Mortgage Securities Trust
3.858% due 04/10/2037		330	289

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		4,704	4,549
2.750% due 11/25/2059 ~		7,652	7,372

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.350% due 10/25/2035 ~		196	176
5.112% due 06/25/2037 •		2,863	2,409

RALI Trust
4.058% due 12/26/2034 ~		143	47
4.522% due 02/25/2036 •		117	75
4.632% due 05/25/2036 •		644	590
4.642% due 12/25/2036 •		45	40
4.672% due 11/25/2036 •		148	106
4.772% due 08/25/2037 •		29	28
4.903% due 02/25/2035 ~		431	383
5.072% due 10/25/2045 •		105	75
5.160% due 01/25/2036 ~		1,016	681
6.000% due 06/25/2036		135	111
6.196% due 09/25/2037 ~		6,084	4,029
6.500% due 09/25/2037		175	146

RBSGC Structured Trust
5.500% due 11/25/2035 ~		1,339	1,122

RBSSP Resecuritization Trust
4.361% due 06/27/2036 •		1,239	1,235
4.677% due 06/27/2036 •		3,500	3,110
4.677% due 08/27/2037 •		114	113

Residential Asset Securitization Trust
4.672% due 01/25/2046 •		1,463	394
4.722% due 02/25/2034 •		41	39
5.500% due 09/25/2035		81	35
5.500% due 12/25/2035		227	101
5.750% due 02/25/2036		784	259
6.000% due 07/25/2036		328	158
6.000% due 07/25/2037		1,358	494

RFMSI Trust
0.000% due 09/25/2036 ~		7	0
5.594% due 02/25/2036 ~		171	163
6.000% due 10/25/2036		237	193
6.500% due 03/25/2032		7	7

RMAC Securities No. 1 PLC
4.255% due 06/12/2044 •	GBP	344	457

Sequoia Mortgage Trust
3.573% due 09/20/2046 ~		$29	19

STRIPs III Ltd.
5.000% due 03/27/2049 ~		239	4

Structured Adjustable Rate Mortgage Loan Trust
4.059% due 04/25/2036 ~		260	135
4.260% due 09/25/2036 ~		160	108
4.509% due 10/25/2036 ~		265	132
4.592% due 10/25/2035 •		1,586	1,531
4.712% due 06/25/2037 •		819	760
4.833% due 01/25/2035 ~		41	40
5.281% due 03/25/2034 ~		4	3
5.553% due 01/25/2035 •		9	8

Structured Asset Mortgage Investments II Trust
4.392% due 08/25/2036 •		95	84
4.632% due 07/25/2046 •		1,288	1,118
4.692% due 05/25/2036 •		83	58
4.692% due 08/25/2036 •		460	382
4.732% due 05/25/2045 •		21	20
4.748% due 07/19/2035 •		38	38
4.828% due 07/19/2034 •		2	2
4.832% due 02/25/2036 •		130	109
4.872% due 08/25/2036 •		446	329
4.948% due 03/19/2034 •		1	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.698% due 03/25/2033 ~		14	14

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
5.297% due 10/25/2043 ~		$40	$38
5.583% due 06/25/2037 •		8,186	7,023

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		10,810	10,402

Wachovia Mortgage Loan Trust LLC
6.988% due 05/20/2036 ~		16	16
7.280% due 10/20/2035 ~		124	119

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 05/25/2046 •		66	55
3.752% due 10/25/2036 ~		14	13
3.866% due 10/25/2036 ~		344	305
3.903% due 07/25/2037 ~		183	164
3.943% due 12/25/2046 •		237	216
3.949% due 12/25/2046 •		129	114
3.988% due 03/25/2037 ~		11,989	10,401
4.009% due 06/25/2037 ~		712	628
4.108% due 05/25/2037 ~		18	15
4.812% due 12/25/2045 •		2	2
4.852% due 12/25/2045 •		221	203
4.883% due 01/25/2047 •		59	57
4.903% due 06/25/2047 •		29	25
4.936% due 01/25/2036 ~		286	277
4.961% due 03/25/2035 ~		59	59
5.133% due 06/25/2046 •		366	344
5.353% due 11/25/2042 •		4	4
5.527% due 08/25/2035 ~		145	152
5.553% due 06/25/2042 •		61	58
5.553% due 08/25/2042 •		32	31
5.706% due 09/25/2033 ~		2	2
5.771% due 06/25/2033 ~		25	25
5.781% due 03/25/2033 ~		18	18
5.999% due 10/25/2034 ~		51	50
6.187% due 03/25/2034 ~		1	1
6.774% due 12/25/2032 ~		1,169	1,145

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (f)	GBP	0	772
4.937% due 12/21/2049 •		2,035	2,746
5.636% due 12/21/2049 •		910	1,233
6.136% due 12/21/2049 •		455	613
6.636% due 12/21/2049 •		260	349
7.136% due 12/21/2049 •		260	346

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.923% due 04/25/2047 •		$2,368	1,967
4.972% due 01/25/2036 •		1,865	1,509
5.500% due 11/25/2035		78	64
5.750% due 11/25/2035		462	445
6.000% due 10/25/2035		282	224

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.690% due 06/25/2033 ~		11	10

Wells Fargo Alternative Loan Trust
4.622% due 06/25/2037 •		519	376

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		1,400	1,292

Wells Fargo Mortgage-Backed Securities Trust
6.085% due 04/25/2036 ~		25	24

Total Non-Agency Mortgage-Backed Securities (Cost $181,243)			160,764

ASSET-BACKED SECURITIES 13.4%

HOME EQUITY OTHER 7.0%

ABFC Trust
4.572% due 05/25/2037 •		8,620	8,161
4.972% due 06/25/2034 •		243	244
5.272% due 06/25/2037 •		32	27
5.322% due 03/25/2034 •		530	520
5.397% due 12/25/2032 •		109	109

ACE Securities Corp. Home Equity Loan Trust
4.512% due 08/25/2036 •		2,792	630
4.592% due 08/25/2036 •		1,497	338
4.672% due 12/25/2036 •		4,744	1,192
5.247% due 11/25/2033 •		110	111

Aegis Asset-Backed Securities Trust
5.272% due 03/25/2035 •		98	94

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.397% due 11/25/2034 •	$870	$846

Amortizing Residential Collateral Trust
4.972% due 10/25/2031 •	142	141

Argent Securities Trust
4.382% due 09/25/2036 •	346	111
4.422% due 09/25/2036 •	815	263
4.572% due 06/25/2036 •	3,283	895
4.572% due 07/25/2036 •	1,950	531

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.461% due 02/25/2034 •	376	400

Asset-Backed Securities Corp. Home Equity Loan Trust
5.367% due 02/25/2035 •	288	291

Bayview Financial Revolving Asset Trust
5.210% due 02/28/2040 •	44	43

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •	1,928	1,876

Bear Stearns Asset-Backed Securities Trust
5.272% due 11/25/2042 •	2	2

C-BASS Mortgage Loan Trust
3.270% due 03/25/2037 þ	7,286	2,547

C-BASS Trust
4.572% due 11/25/2036 •	783	356

Carrington Mortgage Loan Trust
4.432% due 10/25/2036 •	715	550
4.752% due 06/25/2036 •	1,807	1,740
5.172% due 05/25/2034 •	676	726

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	7,761	7,859

Citigroup Mortgage Loan Trust, Inc.
4.592% due 09/25/2036 •	8,147	6,302
4.592% due 12/25/2036 •	1,529	1,046

Countrywide Asset-Backed Certificates
4.952% due 12/25/2036 •	139	115

Countrywide Asset-Backed Certificates Trust
4.892% due 09/25/2037 •	1,685	1,401
4.992% due 07/25/2034 •	47	50
5.772% due 02/25/2035 •	734	733

Credit Suisse First Boston Mortgage Securities Corp.
4.168% due 01/25/2032 •	1	1

Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 þ	43	42

Fieldstone Mortgage Investment Trust
4.757% due 11/25/2036 •	1,249	812

Fremont Home Loan Trust
4.422% due 01/25/2037 •	1,284	594
4.532% due 11/25/2036 •	4,526	1,583
4.752% due 02/25/2037 •	3,315	1,030
4.772% due 05/25/2036 •	7,848	5,102
5.142% due 05/25/2034 •	2,446	2,403

GE-WMC Mortgage Securities Trust
4.572% due 08/25/2036 •	2,193	931

GSAA Home Equity Trust
4.832% due 07/25/2037 •	31,412	16,865
4.999% due 09/25/2035 ~	70	66
5.172% due 08/25/2037 •	23	23

GSAMP Trust
4.372% due 12/25/2046 •	923	458
4.472% due 12/25/2046 •	3,368	1,672
4.572% due 09/25/2036 •	1,340	464
4.572% due 12/25/2046 •	2,167	1,076
4.732% due 12/25/2046 •	417	207
4.752% due 08/25/2036 •	645	555
4.812% due 04/25/2036 •	1,910	1,296

Home Equity Loan Trust
4.612% due 04/25/2037 •	3,000	2,694

Home Equity Mortgage Loan Asset-Backed Trust
4.512% due 04/25/2037 •	1,613	1,097
4.592% due 07/25/2037 •	2,364	1,331
4.672% due 07/25/2037 •	2,439	1,373

Home Equity Mortgage Trust
5.867% due 07/25/2036 þ	131	12

42	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
4.462% due 01/25/2037 •	$1,304	$935
4.492% due 12/25/2036 •	3,286	819
4.612% due 12/25/2036 •	950	226
4.712% due 12/25/2036 •	7,033	1,676

IXIS Real Estate Capital Trust
4.732% due 01/25/2037 •	3,794	1,269

JP Morgan Mortgage Acquisition Trust
4.572% due 07/25/2036 •	1,175	546
4.592% due 07/25/2036 •	1,215	335
6.630% due 07/25/2036 þ	967	256

Long Beach Mortgage Loan Trust
4.872% due 02/25/2036 •	1,396	1,233
5.589% due 07/25/2032 •	72	71

MASTR Asset-Backed Securities Trust
4.372% due 10/25/2036 •	843	275
4.372% due 11/25/2036 •	50	15
4.572% due 08/25/2036 •	774	274
4.752% due 03/25/2036 •	2,277	1,370
4.752% due 10/25/2036 •	1,334	1,199
5.022% due 10/25/2035 •	489	477

Merrill Lynch Mortgage Investors Trust
3.716% due 02/25/2037 þ	1,495	164
4.492% due 08/25/2037 •	1,561	768
4.572% due 08/25/2037 •	9,418	4,636
5.172% due 02/25/2047 •	391	232

Morgan Stanley ABS Capital I, Inc. Trust
4.332% due 12/25/2036 •	2,779	1,396
4.382% due 03/25/2037 •	1,249	532
4.412% due 11/25/2036 •	7,500	3,588
4.422% due 10/25/2036 •	16,849	8,797
4.422% due 11/25/2036 •	2,369	1,397
4.422% due 12/25/2036 •	615	309
4.452% due 02/25/2037 •	1,917	608
4.472% due 02/25/2037 •	50	22
4.492% due 11/25/2036 •	4,055	1,940
4.522% due 03/25/2037 •	13,390	5,701
4.572% due 09/25/2036 •	8,870	3,058
4.592% due 09/25/2036 •	1,487	642
4.632% due 02/25/2037 •	1,378	437
4.752% due 06/25/2036 •	803	405
4.772% due 08/25/2036 •	102	51
5.322% due 09/25/2033 •	289	291
5.322% due 06/25/2035 •	4,000	3,733

Morgan Stanley Home Equity Loan Trust
4.372% due 12/25/2036 •	1,227	589

New Century Home Equity Loan Trust
7.272% due 01/25/2033 •	212	185

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.932% due 10/25/2036 •	3,990	724
5.072% due 02/25/2037 •	395	110

NovaStar Mortgage Funding Trust
4.572% due 09/25/2036 •	2,867	1,125
4.612% due 11/25/2036 •	6,803	2,107
4.692% due 01/25/2037 •	2,687	887
4.772% due 10/25/2036 •	1,023	472

Option One Mortgage Loan Trust
4.402% due 07/25/2037 •	758	496
4.452% due 04/25/2037 •	827	406
4.512% due 04/25/2037 •	864	491
4.522% due 07/25/2037 •	1,026	671
4.712% due 01/25/2037 •	666	391
4.772% due 03/25/2037 •	454	225

Ownit Mortgage Loan Trust
3.150% due 10/25/2035 þ	535	301
4.737% due 05/25/2037 •	1,404	1,169

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.072% due 12/25/2034 •	330	326

People’s Financial Realty Mortgage Securities Trust
4.412% due 09/25/2036 •	2,203	531

Renaissance Home Equity Loan Trust
2.624% due 09/25/2037 þ	5,303	3,760
5.612% due 04/25/2037 þ	3,801	974

Residential Asset Securities Corporation Trust
4.792% due 07/25/2036 •	11,029	9,931

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.812% due 07/25/2036 •		$2,039	$1,805
5.307% due 08/25/2035 •		952	951

Saxon Asset Securities Trust
4.579% due 03/25/2035 •		55	48

Securitized Asset-Backed Receivables LLC Trust
5.037% due 02/25/2034 •		240	239

SG Mortgage Securities Trust
4.572% due 10/25/2036 •		1,926	1,822
4.692% due 10/25/2036 •		2,300	1,796
4.812% due 02/25/2036 •		4,714	2,329

Soundview Home Loan Trust
4.492% due 02/25/2037 •		4,007	1,069
4.832% due 10/25/2036 •		1,678	1,669
5.222% due 09/25/2037 •		1,655	1,398

Structured Asset Investment Loan Trust
4.992% due 10/25/2035 •		231	227
5.247% due 01/25/2035 •		1,713	1,611
5.397% due 01/25/2035 •		606	531
5.652% due 04/25/2033 •		36	37
5.847% due 01/25/2035 •		684	575
5.997% due 01/25/2035 •		633	286

Structured Asset Securities Corp. Trust
4.962% due 09/25/2035 •		4,265	4,102

Washington Mutual Asset-Backed Certificates WMABS Trust
4.752% due 05/25/2036 •		1,122	881

			178,867

HOME EQUITY SEQUENTIAL 0.1%

ABFC Trust
4.492% due 01/25/2037 •		2,264	1,275
4.592% due 01/25/2037 •		1,088	613

C-BASS Trust
3.110% due 01/25/2037 þ		1,088	304

Saxon Asset Securities Trust
4.612% due 10/25/2046 •		212	209

			2,401

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		2,165	2,204

WHOLE LOAN COLLATERAL 1.0%

Bear Stearns Asset-Backed Securities I Trust
5.750% due 11/25/2034 þ		407	364

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •		215	207
5.500% due 08/25/2036		33	33
6.500% due 10/25/2036		4,756	1,641

First Franklin Mortgage Loan Trust
5.097% due 05/25/2034 •		186	182
5.217% due 03/25/2035 •		558	600
5.547% due 07/25/2034 •		36	36

GSAMP Trust
3.393% due 11/25/2034 •		510	494

Lehman XS Trust
4.792% due 05/25/2046 •		20,663	18,611

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.032% due 12/25/2035 •		1,300	1,284

RAAC Trust
4.872% due 06/25/2044 •		149	137

Securitized Asset-Backed Receivables LLC Trust
4.772% due 03/25/2036 •		2,270	1,426

Specialty Underwriting & Residential Finance Trust
4.512% due 03/25/2037 •		592	305
4.572% due 09/25/2037 •		3,674	1,276

			26,596

OTHER ABS 5.2%

ARES European CLO X DAC
2.806% due 10/15/2031 •	EUR	6,281	7,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES European CLO XII DAC
2.874% due 04/20/2032 •	EUR	2,889	$3,396

ARES XXXIX CLO Ltd.
5.749% due 07/18/2037 •		$7,000	7,023

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		1,000	1,001

Aurium CLO IV DAC
2.982% due 01/16/2031 •	EUR	5,367	6,304

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		$3,200	3,211
5.698% due 10/16/2037 •		1,200	1,203

Belle Haven ABS CDO Ltd.
7.860% due 11/03/2044 •		33,772	8,834

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •		1,000	1,003

Cairn CLO X DAC
3.059% due 10/15/2031 •	EUR	3,495	4,106

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,800	3,293

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •		3,345	3,922
2.926% due 08/15/2032 •		1,707	2,006

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		$775	776

CBAM Ltd.
5.767% due 01/20/2035 •		2,000	2,008

CIFC Funding Ltd.
5.530% due 10/24/2030 •		2,434	2,438
5.642% due 04/17/2035 •		6,900	6,910

Citius I Funding Ltd.
7.750% due 05/05/2046 «•		435,816	0

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		2,900	2,903

Generate CLO 8 Ltd.
5.705% due 01/20/2038 •		6,000	6,032

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		2,500	2,509

KKR CLO 9 Ltd.
5.529% due 07/15/2030 •		287	287

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		3,300	3,303

Magnetite XLII Ltd.
5.628% due 01/25/2038 •		1,000	1,005

Magnetite XXXVII Ltd.
5.975% due 10/20/2036 •		1,500	1,503

Nelnet Student Loan Trust
4.712% due 10/25/2033 •		80	79
4.739% due 03/23/2037 •		44	44

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		1,800	1,802

Palmer Square European Loan Funding DAC
3.203% due 02/15/2035 •	EUR	6,600	7,748

Rad CLO 16 Ltd.
5.868% due 07/15/2037 •		$1,500	1,508

Romark CLO Ltd.
5.611% due 10/23/2030 •		875	876

Segovia European CLO DAC
2.904% due 07/20/2032 ~	EUR	5,759	6,767

Sierra Madre Funding Ltd.
4.718% due 09/07/2039 •		$10,654	5,970
4.738% due 09/07/2039 •		24,865	13,966

Signal Peak CLO 8 Ltd.
5.715% due 10/20/2037 •		2,125	2,136

SLM Student Loan Trust
5.971% due 06/25/2043 •		103	99
5.971% due 09/25/2076 •		104	101
6.271% due 11/25/2070 •		141	140

Talon Funding Ltd.
7.990% due 06/05/2035 •		1,445	232

Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		3,599	33

Trinitas CLO VI Ltd.
0.000% due 01/25/2034 •(b)		2,200	2,200

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		$266	$266

Vibrant CLO XI Ltd.
5.707% due 07/20/2032 •		1,484	1,486

Voya CLO Ltd.
5.385% due 04/20/2034 •		3,900	3,905
5.491% due 04/17/2030 •		54	54

Wind River CLO Ltd.
5.122% due 07/20/2034 •		1,400	1,400

			133,161

Total Asset-Backed Securities (Cost $470,747)			343,229

SOVEREIGN ISSUES 19.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (f)	BRL	521,500	91,534

Colombia TES
6.500% due 01/22/2031 (g)	COP	68,586,225	17,592
11.750% due 01/24/2035		50,221,000	12,768

Dominican Republic International Bonds
5.300% due 01/21/2041		$2,050	1,858
10.500% due 03/15/2037	DOP	11,400	196
10.750% due 06/01/2036		74,800	1,303

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,100	5,181

Israel Government International Bonds
5.375% due 03/12/2029		10,500	10,804
5.375% due 02/19/2030		5,400	5,577

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	1,181,000	6,123

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		2,030,000	11,711

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,710,000	16,797

Mexico Government International Bonds
5.400% due 02/09/2028		$1,000	1,028
5.850% due 07/02/2032		1,800	1,861
6.000% due 05/13/2030		2,700	2,839
6.350% due 02/09/2035		2,600	2,752

Mexico Udibonos
4.000% due 11/30/2028 (g)	MXN	21,419	1,166

New Zealand Government Bonds
3.000% due 09/20/2030 (g)	NZD	5,832	3,613

Peru Government Bonds
6.850% due 08/12/2035	PEN	4,100	1,249
7.300% due 08/12/2033		97,900	31,446

Peru Government International Bonds
5.400% due 08/12/2034		42,200	11,773
6.150% due 08/12/2032		150,200	45,860
6.900% due 08/12/2037		44,400	13,380
6.950% due 08/12/2031		98,246	31,341

Republic of Colombia
1.000% due 09/18/2030 ~	COP	73,384,900	16,566

Republic of Colombia
1.000% due 04/28/2028 ~		105,674,300	24,777

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	629,025	34,552
8.000% due 01/31/2030		149,700	8,700
8.250% due 03/31/2032		58,600	3,349
8.500% due 01/31/2037		280,500	14,966
8.875% due 02/28/2035		305,300	17,368
9.000% due 01/31/2040		266,700	14,142

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$10,000	9,898

Romania Government International Bonds
1.750% due 07/13/2030	EUR	3,600	3,717

Saudi Government International Bonds
5.375% due 01/13/2031		$2,200	2,314

Turkiye Government International Bonds
7.625% due 05/15/2034		5,500	5,845

Total Sovereign Issues (Cost $459,151)			485,946

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

SES SA «(d)	22,273	$265

FINANCIALS 0.0%

Intelsat SA «(d)(k)	22,273	0

Stichting Administratiekantoor «(d)	11,319	0

		0

Total Common Stocks (Cost $1,324)		265

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(k)	1	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Wells Fargo & Co.
7.500%	3,500	4,320

Total Convertible Preferred Securities (Cost $4,179)		4,320

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

AGFC Capital Trust I
6.329% (US0003M + 1.750%) due 01/15/2067 ~	6,600,000	4,462

Nationwide Building Society
10.250% ~	4,096	714

Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	400,000	397

Total Preferred Securities (Cost $4,965)		5,573

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 16.6%

COMMERCIAL PAPER 1.6%

Alimentation Couche-Tard, Inc.
4.560% due 10/01/2025	$1,400	1,400
4.560% due 10/02/2025	750	750
4.560% due 10/03/2025	750	750

AutoNation, Inc.
4.550% due 10/08/2025 (b)	1,400	1,398

Bacardi-Martini BV
4.780% due 10/16/2025	1,200	1,197

Campbell’s Co.
4.550% due 10/09/2025	250	250

Canadian Natural Resources Ltd.
4.450% due 10/22/2025	2,300	2,294

Crown Castle, Inc.
4.610% due 10/21/2025 (b)	250	249
4.610% due 10/23/2025	2,300	2,293
4.620% due 10/21/2025	2,350	2,344
4.620% due 10/23/2025	2,100	2,094
4.800% due 10/07/2025	350	350
4.800% due 10/09/2025	250	250

HCA, Inc.
4.580% due 10/15/2025	2,950	2,944
4.600% due 10/23/2025	6,000	5,982
4.650% due 10/17/2025	1,150	1,147
4.750% due 10/09/2025	2,450	2,447

International Flavors & Fragrances, Inc.
4.440% due 10/06/2025	250	250

		SHARES	MARKET VALUE (000S)

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025		1,050	1,050
4.450% due 10/15/2025		1,000	998

NextEra Energy Capital Holdings, Inc.
4.540% due 10/20/2025		450	449

Oracle Corp.
4.220% due 01/16/2026		1,750	1,728
4.330% due 11/19/2025		3,700	3,678

Penske Truck Leasing Co. LP
4.600% due 10/02/2025		250	250

Targa Resources Corp.
4.380% due 10/17/2025		4,100	4,091

VW Credit, Inc.
4.610% due 10/14/2025		250	250

			40,883

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (j)		3,225,373	3,225

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (l) 14.5%
			370,361

NIGERIA TREASURY BILLS 0.4%
31.351% due 06/11/2026 - 06/29/2026 ~(e)(f)	NGN	17,233,030	10,154

U.S. TREASURY BILLS 0.0%
4.324% due 11/12/2025 - 11/28/2025 (e)(f)(q)		$767	764

Total Short-Term Instruments (Cost $424,627)			425,387

Total Investments in Securities (Cost $4,128,976)			3,988,299

		SHARES
INVESTMENTS IN AFFILIATES 20.0%

SHORT-TERM INSTRUMENTS 20.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.0%

PIMCO Short Asset Portfolio		12,928,692	126,843

PIMCO Short-Term Floating NAV Portfolio III		39,432,790	384,036

Total Short-Term Instruments (Cost $510,228)			510,879

Total Investments in Affiliates (Cost $510,228)			510,879

Total Investments 176.1% (Cost $4,639,204)			$4,499,178

Financial Derivative Instruments (n)(p) 0.2% (Cost or Premiums, net $75,719)			5,163

Other Assets and Liabilities, net (76.3)%			(1,948,688)

Net Assets 100.0%			$2,555,653

44	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	1,300	1,317	0.05
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	2,400	2,472	0.10
Hardwood Funding LLC 5.330% due 06/07/2035	03/11/2025	600	622	0.02
Intelsat SA	09/05/2018 - 08/29/2025	1,313	0	0.00

		$5,613	$4,411	0.17%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	2.350%	09/19/2025	10/31/2025	$	1,105	TreeHouse Foods, Inc. 4.000% due 09/01/2028	$(1,149)	$1,105	$1,106
	2.850	09/19/2025	10/31/2025		1,152	TreeHouse Foods, Inc. 4.000% due 09/01/2028	(1,198)	1,152	1,153
	3.100	09/19/2025	10/31/2025		218	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(220)	218	218
	3.600	09/19/2025	10/31/2025		321	Service Properties Trust 4.375% due 02/15/2030	(321)	321	321
	3.650	09/19/2025	10/31/2025		1,068	Gray Media, Inc. 5.375% due 11/15/2031	(1,081)	1,068	1,069
	3.800	09/19/2025	10/31/2025		407	Adient Global Holdings Ltd. 8.250% due 04/15/2031	(408)	407	408
	3.850	09/19/2025	10/31/2025		2,202	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(856)	2,202	2,204
						CommScope LLC 4.750% due 09/01/2029	(1,177)
						Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	(184)
	3.870	09/19/2025	10/31/2025		526	Chemours Co. 5.375% due 05/15/2027	(187)	526	526
						Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(337)
	3.880	09/19/2025	10/31/2025		52	Rogers Communications, Inc. 5.250% due 03/15/2082	(52)	52	52
	3.900	09/19/2025	10/31/2025		2,569	Amentum Holdings, Inc. 7.250% due 08/01/2032	(186)	2,569	2,572
						Celanese U.S. Holdings LLC 6.879% due 07/15/2032	(171)
						Darling Ingredients, Inc. 6.000% due 06/15/2030	(797)
						Herc Holdings, Inc. 5.500% due 07/15/2027	(808)
						Terex Corp. 6.250% due 10/15/2032	(603)
	3.910	09/19/2025	10/31/2025		4,846	Celanese U.S. Holdings LLC 7.050% due 11/15/2030	(171)	4,846	4,852
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,177)
						Herc Holdings, Inc. 6.625% - 7.250% due 06/15/2029 - 06/15/2033	(653)
						Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(2,721)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	3.920%	09/19/2025	10/31/2025	$	1,177	Cleveland-Cliffs, Inc. 6.750% due 04/15/2030	$(1,179)	$1,177	$1,179
	3.920	10/01/2025	10/31/2025		2,014	Edgewell Personal Care Co. 4.125% due 04/01/2029	(876)	2,014	2,014
						Kodiak Gas Services LLC 6.750% due 10/01/2035	(1,135)
	3.930	09/19/2025	10/01/2025		1,212	Service Properties Trust 3.950% - 8.625% due 01/15/2028 - 11/15/2031	(1,213)	1,212	1,214
	3.930	09/24/2025	10/01/2025		1,119	Huntsman International LLC 4.500% due 05/01/2029	(1,109)	1,119	1,120
	3.930	09/19/2025	10/31/2025		285	Celanese U.S. Holdings LLC 6.830% due 07/15/2029	(284)	285	285
	4.220	09/30/2025	10/01/2025		5,900	U.S. Treasury Notes 3.500% due 09/30/2029	(6,018)	5,900	5,901
	4.290	09/30/2025	10/01/2025		75,800	U.S. Treasury Notes 1.250% - 2.000% due 11/15/2026 - 11/30/2026	(77,399)	75,800	75,809
	4.450	09/30/2025	10/01/2025		25,000	U.S. Treasury Notes 4.625% due 09/30/2028	(24,945)	25,000	25,003
BPS	3.830	09/19/2025	10/01/2025		10	Bombardier, Inc. 6.000% due 02/15/2028	(10)	10	10
	3.910	09/19/2025	10/01/2025		36	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000% due 06/01/2029	(19)	36	36
						Phinia, Inc. 6.625% due 10/15/2032	(17)
	3.910	09/19/2025	10/31/2025		1,222	Sirius XM Radio LLC 3.125% due 09/01/2026	(396)	1,222	1,223
						Tenet Healthcare Corp. 6.125% due 10/01/2028	(826)
BRC	2.000	09/19/2025	10/31/2025		1,208	Caesars Entertainment, Inc. 6.000% due 10/15/2032	(1,216)	1,208	1,209
	2.750	09/19/2025	10/31/2025		198	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(198)	198	198
	3.750	09/19/2025	10/01/2025		21	American Airlines, Inc. 8.500% due 05/15/2029	(22)	21	21
	3.800	09/19/2025	10/31/2025		467	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(465)	467	467
	3.850	09/19/2025	10/31/2025		467	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(464)	467	467
	3.880	09/19/2025	10/31/2025		4,065	Cinemark USA, Inc. 5.250% due 07/15/2028	(14)	4,065	4,070
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(2,440)
						Olin Corp. 5.000% due 02/01/2030	(190)
						Six Flags Entertainment Corp. 7.250% due 05/15/2031	(1,313)
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(89)
	3.900	09/19/2025	10/01/2025		66	Ball Corp. 6.875% due 03/15/2028	(8)	66	66
						Ingevity Corp. 3.875% due 11/01/2028	(20)
						Lithia Motors, Inc. 4.375% due 01/15/2031	(14)
						Open Text Holdings, Inc. 4.125% due 12/01/2031	(23)
	3.900	09/19/2025	10/31/2025		3,180	Amentum Holdings, Inc. 7.250% due 08/01/2032	(289)	3,180	3,184
						Celanese U.S. Holdings LLC 6.850% - 7.050% due 11/15/2028 - 07/15/2032	(527)
						Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(573)
						Hillenbrand, Inc. 6.250% due 02/15/2029	(414)
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(422)
						Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 04/30/2031	(180)
						Perrigo Finance Unlimited Co. 4.900% - 6.125% due 06/15/2030 - 09/30/2032	(753)
BUS	2.530	09/19/2025	10/03/2025	CAD	20,000	Province of Manitoba 3.200% due 03/05/2050	(14,811)	14,371	14,383
BYR	3.750	09/19/2025	10/31/2025	$	404	CommScope LLC 4.750% due 09/01/2029	(197)	404	405
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(208)
	3.850	09/19/2025	10/31/2025		389	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(191)	389	389
						Rogers Communications, Inc. 5.250% due 03/15/2082	(199)
	3.900	09/19/2025	10/31/2025		3,868	ACCO Brands Corp. 4.250% due 03/15/2029	(181)	3,868	3,873
						AdaptHealth LLC 4.625% due 08/01/2029	(189)
						Amentum Holdings, Inc. 7.250% due 08/01/2032	(305)
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,177)
						MGM Resorts International 4.625% due 09/01/2026	(83)
						Pediatrix Medical Group, Inc. 5.375% due 02/15/2030	(676)
						Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	(198)
						Rogers Communications, Inc. 7.000% due 04/15/2055	(218)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(806)
DEU	3.700	09/19/2025	10/31/2025		1,850	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(1,814)	1,850	1,852
	3.740	09/19/2025	10/31/2025		1,955	Hillenbrand, Inc. 6.250% due 02/15/2029	(1,966)	1,955	1,957

46	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	3.750%	09/19/2025	10/31/2025		$	1,622	Service Properties Trust 4.375% due 02/15/2030	$(1,627)	$1,622	$1,624
	3.800	09/19/2025	10/31/2025			2,720	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(2,721)	2,720	2,723
	3.850	09/19/2025	10/31/2025			2,092	CommScope LLC 4.750% due 09/01/2029	(2,097)	2,092	2,095
	3.880	09/19/2025	10/31/2025			2,456	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(2,443)	2,456	2,459
	3.900	09/19/2025	10/01/2025			44	Bombardier, Inc. 8.750% due 11/15/2030	(45)	44	44
	3.900	09/19/2025	10/31/2025			12,555	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(171)	12,555	12,571
							Bath & Body Works, Inc. 6.625% due 10/01/2030	(793)
							Cascades, Inc./Cascades USA, Inc. 6.750% due 07/15/2030	(1,144)
							Celanese U.S. Holdings LLC 6.830% due 07/15/2029	(1,572)
							Chemours Co. 5.375% due 05/15/2027	(1,939)
							Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(3,546)
							Energizer Holdings, Inc. 4.375% due 03/31/2029	(97)
							MGM Resorts International 4.625% due 09/01/2026	(401)
							Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875% due 05/15/2034	(1,723)
							Pediatrix Medical Group, Inc. 5.375% due 02/15/2030	(1,126)
	3.900	09/24/2025	10/31/2025			1,622	Tenet Healthcare Corp. 6.125% due 10/01/2028	(1,625)	1,622	1,623
	3.910	09/19/2025	10/31/2025			8,959	Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	(1,152)	8,957	8,971
							Asbury Automotive Group, Inc. 4.750% due 03/01/2030	(832)
							Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,133)
							MGM Resorts International 4.750% due 10/15/2028	(1,015)
							Newell Brands, Inc. 8.500% due 06/01/2028	(1,172)
							Rogers Communications, Inc. 7.000% - 7.125% due 04/15/2055	(1,517)
							Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	(979)
							WESCO Distribution, Inc. 6.375% due 03/15/2033	(1,144)
	3.910	09/24/2025	10/31/2025			1,109	Nabors Industries, Inc. 9.125% due 01/31/2030	(1,109)	1,109	1,110
GSC	3.750	09/19/2025	TBD	(2)		2,749	Victoria’s Secret & Co. 4.625% due 07/15/2029	(143)	2,749	2,753
							Cinemark USA, Inc. 7.000% due 08/01/2032	(394)
							Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(63)
	3.800	09/19/2025	TBD	(2)		2,606	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(2,137)
JPS	3.800	09/19/2025	10/31/2025			366	Organon & Co./Organon Foreign Debt Co-Issuer BV 7.875% due 05/15/2034	(359)	366	366
	3.850	09/19/2025	10/31/2025			3,348	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(3,347)	3,348	3,352
	3.900	09/19/2025	10/01/2025			84	Scotts Miracle-Gro Co. 4.375% due 02/01/2032	(83)	84	84
	3.900	09/19/2025	10/31/2025			3,766	ACCO Brands Corp. 4.250% due 03/15/2029	(217)	3,765	3,771
							Asbury Automotive Group, Inc. 4.750% due 03/01/2030	(1,126)
							Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(564)
							MGM Resorts International 6.125% due 09/15/2029	(1,149)
							NESCO Holdings II, Inc. 5.500% due 04/15/2029	(432)
							Rogers Communications, Inc. 7.000% due 04/15/2055	(267)
	3.910	09/24/2025	10/01/2025			1,136	Compass Minerals International, Inc. 8.000% due 07/01/2030	(1,123)	1,136	1,137
							Huntsman International LLC 4.500% due 05/01/2029	(14)
	3.910	09/19/2025	10/31/2025			1,219	Energizer Holdings, Inc. 4.375% due 03/31/2029	(312)	1,218	1,221
							MGM Resorts International 6.125% due 09/15/2029	(894)
	3.910	10/01/2025	10/31/2025			1,117	Amkor Technology, Inc. 5.875% due 10/01/2033	(1,114)	1,116	1,117
	3.920	09/24/2025	10/31/2025			1,128	Kodiak Gas Services LLC 6.500% due 10/01/2033	(1,126)	1,128	1,129
MSC	2.750	09/19/2025	10/31/2025			2,088	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(125)	2,087	2,090
							Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(1,995)
	3.000	09/19/2025	10/31/2025			3,008	Sally Holdings LLC/Sally Capital, Inc. 6.750% due 03/01/2032	(3,009)	3,008	3,011
	3.250	09/19/2025	10/31/2025			3,342	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(2,928)	3,342	3,346
							Hanesbrands, Inc. 9.000% due 02/15/2031	(429)
	3.500	09/19/2025	10/31/2025			4,051	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(1,260)	4,051	4,056
							MGM Resorts International 6.500% due 04/15/2032	(2,088)
							Victoria’s Secret & Co. 4.625% due 07/15/2029	(676)
	3.600	09/19/2025	10/31/2025			2,958	United Natural Foods, Inc. 6.750% due 10/15/2028	(2,973)	2,958	2,962
	3.750	09/19/2025	10/31/2025			6,730	JELD-WEN, Inc. 4.875% due 12/15/2027	(1,784)	6,730	6,738
							Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(2,525)
							Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(207)
							Service Properties Trust 4.950% due 10/01/2029	(2,177)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
	3.800%	09/19/2025	10/31/2025	$	4,687	Caesars Entertainment, Inc. 4.625% due 10/15/2029	$(4,304)	$4,687	$4,693
						CommScope LLC 4.750% due 09/01/2029	(203)
						CommScope Technologies LLC 5.000% due 03/15/2027	(196)
	3.850	09/19/2025	10/31/2025		2,280	Central Garden & Pet Co. 4.125% due 10/15/2030	(2,280)	2,280	2,283
	3.900	09/19/2025	10/01/2025		1,152	Cleveland-Cliffs, Inc. 6.875% due 11/01/2029	(1,153)	1,152	1,153
	3.900	09/19/2025	10/31/2025		6,647	Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	(1,125)	6,647	6,656
						Cinemark USA, Inc. 5.250% due 07/15/2028	(1,107)
						Cleveland-Cliffs, Inc. 6.750% due 04/15/2030	(1,179)
						MGM Resorts International 6.125% due 09/15/2029	(1,123)
						Newell Brands, Inc. 8.500% due 06/01/2028	(1,200)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(910)
	3.900	09/24/2025	10/31/2025		26	CACI International, Inc. 6.375% due 06/15/2033	(26)	26	26
	3.900	10/01/2025	10/31/2025		1,212	Cleveland-Cliffs, Inc. 6.875% due 11/01/2029	(79)	1,212	1,212
						Newell Brands, Inc. 6.875% due 04/01/2036	(1,134)
	3.920	09/19/2025	10/31/2025		1,211	Asbury Automotive Group, Inc. 5.000% due 02/15/2032	(147)	1,211	1,213
						Newell Brands, Inc. 8.500% due 06/01/2028	(1,063)
	3.920	09/24/2025	10/31/2025		3,902	Chemours Co. 5.750% due 11/15/2028	(225)	3,902	3,905
						Constellium SE 3.750% due 04/15/2029	(1,115)
						Herc Holdings, Inc. 7.250% due 06/15/2033	(322)
						Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,123)
						NCL Corp. Ltd. 6.250% due 09/15/2033	(1,109)
NOM	3.900	09/19/2025	10/31/2025		1,569	Cascades, Inc./Cascades USA, Inc. 6.750% due 07/15/2030	(728)	1,569	1,571
						Masterbrand, Inc. 7.000% due 07/15/2032	(840)
	3.900	09/24/2025	10/31/2025		887	NCL Corp. Ltd. 6.750% due 02/01/2032	(885)	887	888
	3.920	09/19/2025	10/01/2025		2,278	Asbury Automotive Group, Inc. 4.625% due 11/15/2029	(1,112)	2,279	2,281
						CACI International, Inc. 6.375% due 06/15/2033	(1,165)
	3.920	09/19/2025	10/31/2025		3,684	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.250% due 03/15/2033	(1,130)	3,684	3,689
						CACI International, Inc. 6.375% due 06/15/2033	(1,139)
						Caesars Entertainment, Inc. 6.500% due 02/15/2032	(1,132)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(78)
						NESCO Holdings II, Inc. 5.500% due 04/15/2029	(201)
	3.920	10/01/2025	10/31/2025		1,136	NCL Corp. Ltd. 6.250% due 09/15/2033	(1,134)	1,136	1,136
RDR	2.250	09/19/2025	10/31/2025		1,079	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(1,097)	1,079	1,080
	2.800	09/19/2025	10/31/2025		707	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(718)	707	708
	3.150	09/19/2025	10/31/2025		2,088	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(2,085)	2,088	2,090
	3.200	09/19/2025	10/31/2025		2,460	Select Medical Corp. 6.250% due 12/01/2032	(2,453)	2,460	2,463
	3.450	09/19/2025	10/31/2025		864	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(358)	864	865
						Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(491)
	3.600	09/19/2025	10/31/2025		201	Gray Media, Inc. 5.375% due 11/15/2031	(204)	201	201
	3.750	09/19/2025	10/31/2025		233	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(231)	233	233
	3.800	09/19/2025	10/01/2025		2064	Adient Global Holdings Ltd. 8.250% due 4/15/2031	(2,066)	2,064	2,066
	3.900	09/19/2025	10/01/2025		116	Entegris, Inc. 5.950% due 06/15/2030	(42)	116	116
						Hudson Pacific Properties LP 3.250% due 01/15/2030	(52)
						XHR LP 6.625% due 05/15/2030	(21)
	3.900	09/19/2025	10/03/2025		776	ACCO Brands Corp. 4.250% due 03/15/2029	(206)	776	776
						Olin Corp. 5.000% due 02/01/2030	(204)
						Organon & Co. 7.875% due 05/15/2034	(358)
	3.900	09/24/2025	10/31/2025		1,112	Energizer Holdings, Inc. 6.000% due 09/15/2033	(1,103)	1,112	1,113
	3.900	09/19/2025	10/31/2025		18,795	ACCO Brands Corp. 4.250% due 03/15/2029	(206)	18,795	18,819
						AdaptHealth LLC 4.625% due 08/01/2029	(188)
						Adient Global Holdings Ltd. 7.500% due 02/15/2033	(188)
						Bath & Body Works, Inc. 6.625% due 10/01/2030	(4,122)
						Celanese U.S. Holdings LLC 6.879% due 07/15/2032	(230)
						Chemours Co. 5.375% due 05/15/2027	(189)
						Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(145)
						Cleveland-Cliffs, Inc. 6.875% due 11/01/2029	(1,206)
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(768)
						Herc Holdings, Inc. 7.250% due 06/15/2033	(215)
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(84)
						Masterbrand, Inc. 7.000% due 07/15/2032	(2,404)
						NESCO Holdings II, Inc. 5.500% due 04/15/2029	(75)
						Newell Brands, Inc. 8.500% due 06/01/2028	(1,172)
						Olin Corp. 5.000% - 6.625% due 02/01/2030 -04/01/2033	(1,916)
						Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% - 7.875% due 04/30/2031 - 05/15/2034	(5,007)
						Sealed Air Corp. 6.875% due 07/15/2033	(1,156)
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(198)

48	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.750%	09/19/2025	10/31/2025	$	2,478	Sonic Automotive, Inc. 4.625% due 11/15/2029	$(2,473)	$2,478	$2,481
	3.900	09/19/2025	10/01/2025		1,162	LGI Homes, Inc. 7.000% due 11/15/2032	(1,155)	1,162	1,164
	3.900	09/24/2025	10/01/2025		2,694	WESCO Distribution, Inc. 6.625% due 03/15/2032	(2,687)	2,694	2,696
	3.900	09/19/2025	10/31/2025		58,201	ACCO Brands Corp. 4.250% due 03/15/2029	(2,084)	58,201	58,277
						Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(1,906)
						AdaptHealth LLC 4.625% due 08/01/2029	(2,004)
						Amentum Holdings, Inc. 7.250% due 08/01/2032	(3,995)
						Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	(471)
						Asbury Automotive Group, Inc. 5.000% due 02/15/2032	(980)
						Celanese U.S. Holdings LLC 6.850% - 7.050% due 11/15/2028 -11/15/2030	(2,865)
						Cinemark USA, Inc. 7.000% due 08/01/2032	(2,104)
						Cleveland-Cliffs, Inc. 6.750% - 6.875% due 11/01/2029 - 04/15/2030	(2,280)
						Darling Ingredients, Inc. 6.000% due 06/15/2030	(4,113)
						Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(2,792)
						Herc Holdings, Inc. 5.500% - 7.250% due 07/15/2027 - 06/15/2033	(8,027)
						LGI Homes, Inc. 7.000% due 11/15/2032	(653)
						MGM Resorts International 4.625% - 4.750% due 09/01/2026 - 10/15/2028	(2,385)
						NESCO Holdings II, Inc. 5.500% due 04/15/2029	(3,620)
						Olin Corp. 5.000% - 6.625% due 02/01/2030 - 04/01/2033	(3,214)
						Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	(3,024)
						Rogers Communications, Inc. 5.250% - 7.000% due 04/15/2055 - 03/15/2082	(4,778)
						Sirius XM Radio LLC 3.125% due 09/01/2026	(2,079)
						Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.250% due 07/15/2029	(1,077)
						Terex Corp. 6.250% due 10/15/2032	(2,935)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(728)
	3.900	09/24/2025	10/31/2025		1,613	Avient Corp. 7.125% due 08/01/2030	(1,144)	1,613	1,614
						Resideo Funding, Inc. 6.500% due 07/15/2032	(468)
	3.900	10/01/2025	10/31/2025		1,620	LGI Homes, Inc. 7.000% due 11/15/2032	(50)	1,620	1,620
						WESCO Distribution, Inc. 6.625% due 03/15/2032	(1,565)
	3.910	09/24/2025	10/01/2025		1,129	Huntsman International LLC 2.950% due 06/15/2031	(1,109)	1,129	1,130
	3.910	09/19/2025	10/31/2025		1,112	Atkore, Inc. 4.250% due 06/01/2031	(1,113)	1,112	1,113
	3.910	10/01/2025	10/31/2025		4,051	Atkore, Inc. 4.250% due 06/01/2031	(686)	4,051	4,051
						Forvia SE 6.750% due 09/15/2033	(1,118)
						Kennedy-Wilson, Inc. 4.750% due 03/01/2029	(1,128)
						Newell Brands, Inc. 6.625% due 09/15/2029	(1,112)
	3.930	09/19/2025	10/31/2025		4,121	Celanese U.S. Holdings LLC 6.879% due 07/15/2032	(3,007)	4,121	4,126
						CommScope Technologies LLC 5.000% due 03/15/2027	(1,095)

Total Repurchase Agreements							$(372,748)	$370,361	$370,677

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BRC	1.000%	09/04/2025	TBD	(4)	EUR	(1,451)	$(1,704)

Total Reverse Repurchase Agreements							$(1,704)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Corporate Bonds & Notes (9.2)%
Banking & Finance (0.4)%
Kennedy Wilson, Inc.	4.750%	03/01/2029	$1,175	$(1,122)	$(1,128)
Kennedy-Wilson, Inc.	4.750	02/01/2030	3,140	(2,840)	(2,947)
Kennedy-Wilson, Inc.	5.000	03/01/2031	3,225	(2,860)	(3,016)
Service Properties Trust	4.375	02/15/2030	2,275	(1,820)	(1,948)
Service Properties Trust	4.950	10/01/2029	2,400	(1,998)	(2,177)

Total Banking & Finance				(10,640)	(11,216)

Industrials (8.8)%
Acadia Healthcare Co., Inc.	5.000%	04/15/2029	2,260	(2,177)	(2,267)
Acadia Healthcare Co., Inc.	7.375	03/15/2033	2,370	(2,425)	(2,471)
ACCO Brands Corp.	4.250	03/15/2029	2,967	(2,645)	(2,688)
AdaptHealth LLC	4.625	08/01/2029	2,495	(2,321)	(2,381)
Adient Global Holdings Ltd.	7.500	02/15/2033	3,825	(3,806)	(4,000)
Adient Global Holdings Ltd.	8.250	04/15/2031	2,275	(2,345)	(2,474)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC	6.250	03/15/2033	1,100	(1,135)	(1,130)
Amentum Holdings, Inc.	7.250	08/01/2032	4,542	(4,642)	(4,775)
American Axle & Manufacturing, Inc.	5.000	10/01/2029	3,225	(2,927)	(3,147)
Amkor Technology, Inc.	5.875	10/01/2033	1,100	(1,113)	(1,114)
Amneal Pharmaceuticals LLC	6.875	08/01/2032	2,625	(2,700)	(2,749)
Asbury Automotive Group, Inc.	4.750	03/01/2030	2,000	(1,936)	(1,957)
Asbury Automotive Group, Inc.	5.000	02/15/2032	1,150	(1,105)	(1,127)
Atkore, Inc.	4.250	06/01/2031	1,900	(1,778)	(1,799)
Avient Corp.	7.125	08/01/2030	1,100	(1,135)	(1,144)
Bath & Body Works, Inc.	6.625	10/01/2030	4,650	(4,770)	(4,915)
CACI International, Inc.	6.375	06/15/2033	1,100	(1,136)	(1,159)
Caesars Entertainment, Inc.	4.625	10/15/2029	5,275	(4,947)	(5,161)
Caesars Entertainment, Inc.	6.000	10/15/2032	1,200	(1,157)	(1,216)
Caesars Entertainment, Inc.	6.500	02/15/2032	1,100	(1,120)	(1,132)
Cascades, Inc./Cascades USA, Inc.	6.750	07/15/2030	1,800	(1,804)	(1,872)
Celanese U.S. Holdings LLC	6.830	07/15/2029	1,771	(1,842)	(1,856)
Celanese U.S. Holdings LLC	6.850	11/15/2028	950	(993)	(1,011)
Celanese U.S. Holdings LLC	6.879	07/15/2032	3,462	(3,575)	(3,590)
Celanese U.S. Holdings LLC	7.050	11/15/2030	2,236	(2,344)	(2,369)
Central Garden & Pet Co.	4.125	10/15/2030	2,350	(2,219)	(2,280)
Chemours Co.	5.375	05/15/2027	2,268	(2,232)	(2,314)
Chemours Co.	5.750	11/15/2028	225	(220)	(225)
Cinemark USA, Inc.	5.250	07/15/2028	1,114	(1,107)	(1,121)
Cinemark USA, Inc.	7.000	08/01/2032	2,375	(2,449)	(2,498)
Clarivate Science Holdings Corp.	4.875	07/01/2029	4,440	(4,163)	(4,255)
Clear Channel Outdoor Holdings, Inc.	7.500	06/01/2029	3,820	(3,462)	(3,810)
Cleveland-Cliffs, Inc.	6.750	04/15/2030	3,300	(3,326)	(3,459)
Cleveland-Cliffs, Inc.	6.875	11/01/2029	2,350	(2,381)	(2,464)
CommScope LLC	4.750	09/01/2029	3,669	(3,532)	(3,665)
CommScope Technologies LLC	5.000	03/15/2027	1,297	(1,242)	(1,291)
Concentra Health Services, Inc.	6.875	07/15/2032	1,075	(1,111)	(1,133)
Constellium SE	3.750	04/15/2029	1,150	(1,097)	(1,115)
Darling Ingredients, Inc.	6.000	06/15/2030	4,775	(4,808)	(4,910)
Edgewell Personal Care Co.	4.125	04/01/2029	900	(856)	(857)
Energizer Holdings, Inc.	4.375	03/31/2029	3,676	(3,507)	(3,531)
Energizer Holdings, Inc.	6.000	09/15/2033	1,125	(1,112)	(1,104)
Forvia SE	6.750	09/15/2033	1,100	(1,115)	(1,118)
Goodyear Tire & Rubber Co.	4.875	03/15/2027	3,375	(3,352)	(3,365)
Goodyear Tire & Rubber Co.	5.000	07/15/2029	2,975	(2,865)	(2,907)
Goodyear Tire & Rubber Co.	5.250	07/15/2031	1,325	(1,251)	(1,260)
Goodyear Tire & Rubber Co.	5.625	04/30/2033	2,275	(2,137)	(2,172)
Gray Media, Inc.	5.375	11/15/2031	1,664	(1,168)	(1,285)
Hanesbrands, Inc.	9.000	02/15/2031	400	(422)	(429)
Herc Holdings, Inc.	5.500	07/15/2027	5,000	(4,989)	(5,049)
Herc Holdings, Inc.	6.625	06/15/2029	3,675	(3,738)	(3,851)
Herc Holdings, Inc.	7.250	06/15/2033	1,047	(1,094)	(1,119)
Hillenbrand, Inc.	6.250	02/15/2029	2,300	(2,331)	(2,379)
JELD-WEN, Inc.	4.875	12/15/2027	1,800	(1,749)	(1,784)
Kodiak Gas Services LLC	6.500	10/01/2033	1,100	(1,122)	(1,126)
Kodiak Gas Services LLC	6.750	10/01/2035	1,100	(1,130)	(1,135)
LGI Homes, Inc.	7.000	11/15/2032	700	(690)	(703)
Marriott Ownership Resorts, Inc.	6.500	10/01/2033	1,125	(1,122)	(1,123)
Masterbrand, Inc.	7.000	07/15/2032	3,091	(3,148)	(3,244)
MGM Resorts International	4.625	09/01/2026	522	(522)	(523)
MGM Resorts International	4.750	10/15/2028	3,312	(3,278)	(3,361)

50	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
MGM Resorts International	6.125%	09/15/2029	$3,100	$(3,163)	$(3,166)
MGM Resorts International	6.500	04/15/2032	1,990	(2,026)	(2,088)
Nabors Industries, Inc.	9.125	01/31/2030	1,050	(1,097)	(1,109)
NCL Corp. Ltd.	6.250	09/15/2033	2,225	(2,242)	(2,243)
NCL Corp. Ltd.	6.750	02/01/2032	926	(943)	(963)
NESCO Holdings II, Inc.	5.500	04/15/2029	4,305	(4,080)	(4,328)
Newell Brands, Inc.	6.625	09/15/2029	1,100	(1,105)	(1,112)
Newell Brands, Inc.	6.875	04/01/2036	1,100	(1,092)	(1,096)
Newell Brands, Inc.	8.500	06/01/2028	4,225	(4,453)	(4,608)
Olin Corp.	5.000	02/01/2030	2,500	(2,392)	(2,465)
Olin Corp.	6.625	04/01/2033	2,747	(2,677)	(2,864)
Organon & Co./Organon Foreign Debt Co-Issuer BV	5.125	04/30/2031	5,375	(4,686)	(4,829)
Organon & Co./Organon Foreign Debt Co-Issuer BV	7.875	05/15/2034	2,549	(2,308)	(2,440)
Owens-Brockway Glass Container, Inc.	7.250	05/15/2031	3,125	(3,148)	(3,271)
Pediatrix Medical Group, Inc.	5.375	02/15/2030	1,800	(1,778)	(1,802)
Perrigo Finance Unlimited Co.	4.900	06/15/2030	3,450	(3,340)	(3,420)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	3,250	(3,240)	(3,275)
Resideo Funding, Inc.	6.500	07/15/2032	450	(458)	(468)
Rogers Communications, Inc.	5.250	03/15/2082	1,552	(1,525)	(1,546)
Rogers Communications, Inc.	7.000	04/15/2055	3,845	(3,883)	(4,185)
Rogers Communications, Inc.	7.125	04/15/2055	1,175	(1,175)	(1,299)
Sally Holdings LLC/Sally Capital, Inc.	6.750	03/01/2032	2,875	(2,931)	(3,009)
Sealed Air Corp.	6.875	07/15/2033	1,050	(1,122)	(1,157)
Select Medical Corp.	6.250	12/01/2032	2,400	(2,383)	(2,453)
Sirius XM Radio LLC	3.125	09/01/2026	2,500	(2,450)	(2,474)
Six Flags Entertainment Corp.	7.250	05/15/2031	3,580	(3,649)	(3,683)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.250	07/15/2029	2,288	(2,231)	(2,239)
Sonic Automotive, Inc.	4.625	11/15/2029	3,000	(2,866)	(2,968)
Tenet Healthcare Corp.	6.125	10/01/2028	2,375	(2,373)	(2,451)
Terex Corp.	6.250	10/15/2032	3,375	(3,359)	(3,539)
TreeHouse Foods, Inc.	4.000	09/01/2028	2,400	(2,245)	(2,347)
United Natural Foods, Inc.	6.750	10/15/2028	2,875	(2,825)	(2,973)
Victoria’s Secret & Co.	4.625	07/15/2029	848	(789)	(819)
WESCO Distribution, Inc.	6.375	03/15/2033	3,450	(3,551)	(3,589)
WESCO Distribution, Inc.	6.625	03/15/2032	1,500	(1,545)	(1,565)

Total Industrials				(219,055)	(225,312)

Total Corporate Bonds & Notes				(229,695)	(236,528)

U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2055	46,000	(36,311)	(37,087)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	99,000	(79,788)	(79,821)

Total U.S. Government Agencies				(116,099)	(116,908)

Total Short Sales (13.8)%				$(345,794)	$(353,436)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$127,006	$0	$0	$0	$127,006	$(128,613)	$(1,607)
BPS	1,269	0	0	0	1,269	(1,267)	2
BRC	9,682	(1,704)	0	0	7,978	(7,940)	38
BUS	14,383	0	0	0	14,383	(14,811)	(428)
BYR	4,667	0	0	0	4,667	(4,627)	40
DEU	37,029	0	0	0	37,029	(36,901)	128
GSC	2,753	0	0	0	2,753	(2,737)	16
JPS	12,177	0	0	0	12,177	(12,126)	51
MSC	43,344	0	0	0	43,344	(43,302)	42
NOM	9,565	0	0	0	9,565	(9,544)	21
RDR	30,530	0	0	0	30,530	(31,162)	(632)
SAL	78,272	0	0	0	78,272	(78,313)	(41)

Master Securities Forward Transaction Agreement
BCY	0	0	0	(139,489)	(139,489)	0	(139,489)
BMO	0	0	0	(750)	(750)	0	(750)
BOS	0	0	0	(13,682)	(13,682)	0	(13,682)
DEU	0	0	0	(1,263)	(1,263)	0	(1,263)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
GSC	$0	$0	$0	$(13,028)	$(13,028)	$0	$(13,028)
JEF	0	0	0	(10,592)	(10,592)	0	(10,592)
JPS	0	0	0	(7,709)	(7,709)	0	(7,709)
MBC	0	0	0	(1,034)	(1,034)	0	(1,034)
MJR	0	0	0	(6,099)	(6,099)	0	(6,099)
MSC	0	0	0	(14,370)	(14,370)	0	(14,370)
NKF	0	0	0	(209)	(209)	0	(209)
PER	0	0	0	(10,038)	(10,038)	0	(10,038)
RDR	0	0	0	(1,041)	(1,041)	0	(1,041)
SAL				(3,339)	(3,339)	0	(3,339)
SBI	0	0	0	(2,247)	(2,247)	0	(2,247)
SNI	0	0	0	(181)	(181)	0	(181)
WFS	0	0	0	(11,457)	(11,457)	0	(11,457)

Total Borrowings and Other Financing Transactions	$370,677	$(1,704)	$0	$(236,528)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,704)	$(1,704)

Total Borrowings	$0	$0	$0	$(1,704)	$(1,704)

Payable for reverse repurchase agreements					$(1,704)

(m)	Securities with an aggregate market value of $1,695 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(5,712) at a weighted average interest rate of 3.790%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Cost	Market Value
Call - CBOE California Carbon Allowances December 2025 Futures	$45.000	12/15/2026	276	$	276	$450	$276

Total Purchased Options						$450	$276

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.500	10/24/2025	190	$190	$(35)	$(39)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	142	142	(32)	(30)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	52	52	(19)	(12)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	20	20	(5)	(6)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	32	32	(15)	(3)

					$(106)	$(90)

52	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	79	$	79	$(15)	$(9)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	127		127	(31)	(17)

						$(46)	$(26)

Total Written Options						$(152)	$(116)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	316	$76,089	$(249)	$24	$0
3-Month SOFR Active Contract June Futures	09/2026	316	76,405	(24)	24	0
3-Month SOFR Active Contract March Futures	06/2026	316	76,239	(158)	24	0
3-Month SOFR Active Contract September Futures	12/2025	316	75,806	(437)	6	0
California Carbon Allowance December Futures	12/2025	920	28,603	2,106	101	0
California Carbon Allowance Vintage December Futures	12/2026	469	15,388	(64)	51	0
Canada Government 10-Year Bond December Futures	12/2025	215	18,919	392	85	0
Long Guilt December Futures	12/2025	246	30,054	62	129	(16)
U.S. Treasury 2-Year Note December Futures	12/2025	3,607	751,693	667	394	0
U.S. Treasury 5-Year Note December Futures	12/2025	4,108	448,574	682	160	(3)
U.S. Treasury 10-Year Note December Futures	12/2025	443	49,838	(141)	0	(7)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	586	70,357	1,886	0	(330)

				$4,722	$998	$(356)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	164	$(22,684)	$21	$0	$(31)
Euro-Bund December Futures	12/2025	352	(53,134)	(175)	13	(140)
Euro-Schatz December Futures	12/2025	385	(48,356)	55	0	(9)
Japan Government 10-Year Bond December Futures	12/2025	120	(110,186)	1,045	89	(89)
U.S. Treasury Long-Term Bond December Futures	12/2025	735	(85,696)	(1,844)	184	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	4,341	(499,554)	(5,176)	271	0

				$(6,074)	$557	$(269)

Total Futures Contracts				$(1,352)	$1,555	$(625)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.272%	$ 7,000	$86	$(23)	$63	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.323	400	5	0	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322	630	67	(31)	36	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271	700	4	(1)	4	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240	3,650	23	(2)	21	0	0

						$185	$(57)	$129	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(1)	$1	$0	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	101,163	6,865	1,341	8,206	23	(36)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	78,250	5,951	190	6,141	87	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	2,900	65	2	67	0	0

					$12,880	$1,534	$14,414	$110	$(36)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	122,975	$(641)	$(70)	$(711)	$169	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		650	(3)	28	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$275,600	320	95	415	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	3,630	1,452	5,082	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(2,132)	1,074	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(12)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	(928)	(766)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	(23)	(26)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	8	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	(61)	(61)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	(33)	(33)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	(38)	(38)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	(36)	(36)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	(163)	(163)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	(78)	(78)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	(211)	(211)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(201)	(201)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(146)	(146)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(35)	(35)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	189	3,797	3,986	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(431)	(475)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		126,000	10	(2,050)	(2,040)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,780	(36)	(75)	(111)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,500	(6)	(21)	(27)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,900	(11)	(46)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(16)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,500	(9)	(33)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,700	(6)	(26)	(32)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,800	(8)	(47)	(55)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(68)	(77)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,800	(8)	(42)	(50)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		7,000	(21)	83	62	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	107	107	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	1,251	20,053	140	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	951	5,098	6,049	45	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	52	4,985	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	85	4,676	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	1,204	6,558	7,761	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	552	946	1,498	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		37,100	5,249	(644)	4,605	113	0
Pay	1-Year BRL-CDI	0.000	Maturity	01/04/2027	BRL	544,100	0	(5,250)	(5,250)	5	(20)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		136,900	1,237	84	1,321	0	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		74,400	0	(512)	(512)	0	(2)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		376,200	0	(2,493)	(2,493)	0	(11)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		740,800	0	4,596	4,596	20	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		139,300	2	(126)	(124)	0	(25)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		41,300	0	(21)	(21)	0	0
Receive	1-Year BRL-CDI	14.028	Maturity	01/04/2027		303,800	0	136	136	3	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		282,600	0	(132)	(132)	30	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		168,000	(2)	(49)	(51)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,074,800	237	(153)	84	117	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		460,600	0	(419)	(419)	0	(51)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	90,703,800	6	7	13	12	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		57,240,300	0	(28)	(28)	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	172,945	727	2,079	2,806	526	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		169,300	2,575	34	2,609	586	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	474	(292)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	258	(133)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		15,500	55	(8)	47	26	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		55,900	0	(347)	(347)	201	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		17,020	(31)	7	(24)	0	(57)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(427)	(720)	(1,147)	0	(56)

							$46,230	$9,308	$55,537	$2,195	$(469)

Total Swap Agreements							$59,295	$10,785	$70,080	$2,305	$(505)

54	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$276	$1,555	$2,305	$4,136	$(116)	$(625)	$(505)	$(1,246)

(o)

Securities with an aggregate market value of $82,791 and cash of $5,832 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $7 and liability of $(2) is outstanding at period end..
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	102,167		$119,162	$0	$(787)
	10/2025		$636	AUD	969	5	0
	10/2025		27,944	CAD	38,876	0	(9)
	11/2025	AUD	969		$637	0	(5)
	11/2025	CAD	38,814		27,944	9	0

BOA	10/2025		20,019		14,517	130	0
	10/2025	JPY	2,644		18	0	0
	10/2025	PLN	106		29	0	0
	10/2025		$883	INR	78,120	0	(5)
	10/2025		1,284	JPY	190,480	4	0
	10/2025		1,313	NZD	2,280	9	0
	10/2025		14,893	PLN	53,925	0	(60)
	11/2025	BRL	31,654		$5,662	0	(209)
	11/2025	DOP	17,065		267	0	(5)
	11/2025	EUR	3,024		3,558	1	0
	11/2025	JPY	20,609		138	0	(2)
	11/2025	NZD	2,280		1,314	0	(9)
	11/2025		$478	ILS	1,597	5	0
	11/2025	ZAR	80,819		$4,650	0	(14)
	08/2026		$1,580	ZAR	28,609	35	0

BPS	10/2025	BRL	204,904		$34,257	0	(4,242)
	10/2025	CNH	2,532		356	0	0
	10/2025	EUR	1,997		2,351	7	0
	10/2025	IDR	35,294,985		2,131	20	(4)
	10/2025	INR	106,389		1,209	12	0
	10/2025	PLN	12,443		3,419	1	(5)
	10/2025	TWD	901,178		29,789	187	0
	10/2025		$38,162	BRL	204,903	355	(17)
	10/2025		6,241	IDR	102,582,486	0	(93)
	10/2025		12,634	INR	1,116,761	0	(74)
	10/2025		161	JPY	23,959	1	0
	10/2025		3,043	KRW	4,188,279	0	(58)
	10/2025		1,669	PLN	6,044	0	(6)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	IDR	20,053,641		$1,200	$0	$(1)
	11/2025	INR	121,943		1,370	0	0
	11/2025	JPY	23,876		161	0	(1)
	11/2025	KRW	1,051,362		750	0	0
	11/2025		$582	BRL	3,115	0	(1)
	12/2025		767	IDR	12,900,330	5	0
	04/2026	BRL	75,000		$13,130	0	(361)
	06/2026		$62	KWD	19	0	0
	07/2026		197		60	1	0
	05/2030	KWD	784		$2,700	93	0
	08/2030		202		680	9	0
BRC	10/2025	CAD	199		145	2	0
	10/2025	CHF	7,339		9,195	0	(25)
	10/2025	TRY	28,099		675	0	0
	10/2025		$223	CHF	179	2	0
	10/2025		7	NOK	69	0	0
	10/2025		3,386	PLN	12,382	20	0
	10/2025		20,385	TRY	878,777	400	0
	11/2025	AUD	2,624		$1,735	0	(3)
	11/2025	EUR	615		724	0	0
	11/2025	NOK	69		7	0	0
	11/2025	PEN	125,646		34,100	0	(2,034)
	11/2025		$9,195	CHF	7,310	25	0
	11/2025		7,577	TRY	329,682	98	0
	11/2025	ZAR	172,189		$9,779	0	(157)
	12/2025		$115	MXN	2,117	0	0
	12/2025		1,355	TRY	59,630	2	0
BSH	10/2025	BRL	133,200		$25,044	17	0
	10/2025		$24,494	BRL	133,200	533	0
	10/2025		387	NZD	668	0	0
	11/2025	NZD	668		$388	0	0
	11/2025	PEN	15,380		4,202	0	(221)
	12/2025		111,857		31,793	0	(357)
	12/2025		$15,747	PEN	56,071	371	0
	01/2026	PEN	44,936		$12,685	0	(223)
	01/2026		$8,240	PEN	29,221	156	0
	03/2026	PEN	20,068		$5,745	0	(9)
	04/2026	BRL	142,500		25,090	0	(543)
CBK	10/2025	AUD	43,604		28,960	157	(50)
	10/2025	BRL	154,692		29,085	20	0
	10/2025	CAD	26,386		19,091	131	0
	10/2025	CNH	68,468		9,641	31	0
	10/2025	DKK	3,586		560	0	(4)
	10/2025	EUR	3,024		3,545	0	(5)
	10/2025	GBP	10,052		13,567	48	0
	10/2025	HKD	10,832		1,393	1	0
	10/2025	IDR	13,285,167		793	0	(3)
	10/2025	INR	907,179		10,209	5	0
	10/2025	NOK	536		53	0	(1)
	10/2025	PEN	1,448		404	0	(12)
	10/2025	SGD	753		589	6	0
	10/2025	TWD	16,837		568	15	0
	10/2025		$28,570	BRL	154,692	495	0
	10/2025		10,126	EUR	8,610	0	(18)
	10/2025		12,168	GBP	8,954	0	(126)
	10/2025		219	IDR	3,603,296	0	(3)
	10/2025		3,761	INR	330,364	0	(45)
	10/2025		681	NOK	6,791	0	0
	10/2025		12	SGD	15	0	0
	10/2025		261	THB	8,408	0	(1)
	10/2025		133	TWD	4,031	0	0
	10/2025	ZAR	42,711		$2,466	0	(7)
	11/2025	NOK	6,790		681	0	0
	11/2025	PEN	42,970		11,734	0	(624)
	11/2025	SGD	15		12	0	0
	11/2025		$32	CAD	45	0	0
	11/2025		10,209	INR	909,040	0	(5)
	11/2025		141	ZAR	2,446	0	0
	12/2025	MXN	36,861		$1,928	0	(68)
	12/2025	PEN	65,867		18,223	0	(709)
	12/2025	TWD	4,008		133	0	0

56	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$793	IDR	13,322,826	$4	$0
	12/2025		1,676	PEN	6,002	49	0
	01/2026	PEN	64,644		$18,063	0	(501)
	03/2026		17,335		4,875	0	(98)
	03/2026		$1,082	PEN	3,803	9	0
	05/2026	PEN	40,488		$11,418	0	(168)

DUB	10/2025	CNH	2,704		380	0	0
	10/2025	ILS	1,700		497	0	(16)
	10/2025	INR	125,932		1,418	1	0
	10/2025	SGD	10,748		8,386	54	0
	10/2025		$156	CNH	1,107	0	0
	10/2025		1,703	INR	150,505	0	(10)
	10/2025		820	KRW	1,136,432	0	(10)
	11/2025		497	ILS	1,699	15	0
	11/2025		1,418	INR	126,183	0	(1)
	11/2025	ZAR	415,797		$23,754	0	(240)
	12/2025		$200	EGP	10,137	6	0

FAR	10/2025	BRL	168,099		$31,379	0	(205)
	10/2025	CHF	1,315		1,651	0	(1)
	10/2025	JPY	1,050,280		7,144	42	0
	10/2025	PLN	7,200		1,974	0	(6)
	10/2025		$24,952	AUD	38,338	416	0
	10/2025		31,606	BRL	168,099	0	(22)
	10/2025		136	CNH	962	0	0
	10/2025		3,571	INR	314,956	0	(29)
	10/2025		3,770	PLN	13,781	21	0
	10/2025		49,743	SGD	64,064	0	(79)
	11/2025	AUD	19,736		$12,892	0	(174)
	11/2025	SGD	63,902		49,743	75	0
	11/2025		$26,133	BRL	146,013	1,082	0
	11/2025		1,651	CHF	1,310	2	0
	12/2025	MXN	47,015		$2,481	0	(66)
	12/2025		$31,379	BRL	170,481	196	0
	12/2025		22,417	MXN	427,119	717	0

GLM	10/2025	BRL	325,338		$54,667	6	(6,467)
	10/2025	CNH	202,866		28,549	76	0
	10/2025	IDR	12,762,218		765	0	0
	10/2025	KRW	20,329,786		14,509	63	(42)
	10/2025	SGD	35,738		27,906	201	0
	10/2025	TWD	256,744		8,492	59	0
	10/2025		$59,948	BRL	325,338	1,188	(8)
	10/2025		11	CNH	76	0	0
	10/2025		5,927	IDR	97,479,314	0	(84)
	10/2025		25,804	INR	2,281,261	0	(145)
	10/2025		7,212	KRW	10,180,590	42	0
	10/2025		3,167	PLN	11,519	2	0
	12/2025		125	EGP	6,321	3	0
	12/2025		765	IDR	12,792,823	0	0
	01/2026	DOP	29,788		$482	11	0
	03/2026		10,189		157	0	(3)
	04/2026	BRL	297,300		52,386	6	(1,098)

IND	10/2025		$610	DKK	3,902	4	0
	11/2025	DKK	3,893		$610	0	(4)

JPM	10/2025	BRL	712		131	0	(3)
	10/2025	CAD	4,581		3,315	23	0
	10/2025	INR	2,482,450		27,959	37	0
	10/2025		$134	BRL	712	0	0
	10/2025		425	DKK	2,706	1	0
	10/2025		236	IDR	3,894,675	0	(3)
	10/2025		1,419	KRW	1,966,926	0	(17)
	10/2025		2,232	PLN	8,201	24	0
	10/2025		2,067	TRY	88,230	47	0
	11/2025	DKK	2,700		$425	0	(1)
	11/2025	ILS	2,760		827	0	(6)
	11/2025		$27,959	INR	2,487,455	0	(38)
	11/2025	ZAR	368,202		$21,007	0	(241)
	12/2025	COP	124,596,071		31,504	47	0
	12/2025		$4,887	MXN	90,959	40	0
	04/2026	BRL	6,700		$1,130	0	(75)

MBC	10/2025	EUR	1,099		1,302	12	0
	10/2025	JPY	1,880		13	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	KRW	4,166,092		$2,979	$10	$0
	10/2025	SEK	17,697		1,846	0	(34)
	10/2025	SGD	16,339		12,749	83	0
	10/2025		$10,681	CHF	8,474	0	(35)
	10/2025		4,277	CNH	30,466	0	(1)
	10/2025		200	EGP	9,920	5	0
	10/2025		2,303	EUR	1,961	0	(1)
	10/2025		5,255	GBP	3,885	1	(32)
	10/2025		80	JPY	11,874	1	0
	10/2025		4,103	KRW	5,727,770	0	(21)
	10/2025		7	NOK	70	0	0
	10/2025		9,885	NZD	16,812	0	(138)
	10/2025		616	THB	19,836	0	(3)
	11/2025	CNH	29,274		$4,119	1	0
	11/2025	JPY	20,301		137	0	0
	11/2025	NOK	70		7	0	0
	11/2025		$36	CNY	259	0	0
	11/2025		290	ILS	964	1	0
	12/2025		100	EGP	5,072	3	0
	12/2025		3,482	MXN	64,819	29	0

MYI	10/2025	JPY	11,690		$79	0	0
	10/2025	PLN	6,747		1,864	8	0
	10/2025		$159	CNH	1,134	0	0
	10/2025		1,357	EUR	1,164	9	0
	10/2025		3,034	JPY	452,993	29	0
	10/2025		0	NOK	2	0	0
	10/2025		107	TWD	3,232	0	(1)
	11/2025	JPY	451,426		$3,034	0	(29)
	11/2025	NOK	2		0	0	0
	12/2025	TWD	3,211		107	1	0

NGF	10/2025		$197	IDR	3,265,808	0	(2)
	10/2025		1,873	KRW	2,605,258	0	(16)
	11/2025		336	TRY	14,657	2	0
	12/2025		24,883		1,091,141	80	0

RBC	12/2025		555	MXN	10,359	6	0

SCX	10/2025	BRL	9,615		$1,807	1	0
	10/2025	DKK	3,023		471	0	(5)
	10/2025	IDR	10,275,451		615	0	0
	10/2025	INR	80,196		902	0	0
	10/2025	JPY	59,853		407	2	0
	10/2025	SGD	501		393	4	0
	10/2025	TWD	10,220		345	9	0
	10/2025		$1,808	BRL	9,614	0	(1)
	10/2025		116	CNH	825	0	0
	10/2025		23,283	GBP	17,406	127	0
	10/2025		220	IDR	3,623,281	0	(3)
	10/2025		1,655	INR	146,049	0	(12)
	11/2025	GBP	17,406		$23,287	0	(127)
	11/2025	JPY	98		1	0	0
	11/2025		$902	INR	80,352	0	0
	12/2025		1,807	BRL	9,752	0	(1)
	12/2025		615	IDR	10,301,421	1	0

SOG	10/2025	JPY	548,070		$3,727	21	0
	10/2025	NZD	25,628		14,932	74	0
	10/2025		$109,988	EUR	93,527	0	(182)
	10/2025		6,630	JPY	986,505	41	0
	10/2025		23	NOK	230	0	0
	10/2025		1,885	SEK	17,803	6	0
	11/2025	EUR	93,528		$110,209	183	0
	11/2025	JPY	983,094		6,630	0	(41)
	11/2025	NOK	230		23	0	0
	11/2025	SEK	17,765		1,885	0	(6)

SSB	10/2025	BRL	24,592		4,549	0	(72)
	10/2025	GBP	20,193		27,219	61	0
	11/2025	PEN	12,259		3,323	0	(205)
	12/2025		15,466		4,182	0	(264)

UAG	10/2025	CAD	7,710		5,580	40	0
	10/2025	ILS	171		50	0	(2)
	10/2025	NOK	6,626		651	0	(13)
	10/2025	PLN	6,743		1,858	3	0

58	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1,107	AUD	1,673	$0	$0
	10/2025		561	ILS	1,870	4	0
	10/2025		41	INR	3,627	0	0
	10/2025		3,431	NZD	5,868	0	(29)
	10/2025		244	PLN	875	0	(3)
	10/2025		2,472	ZAR	42,709	1	0
	10/2025	ZAR	42,729		$2,472	0	(1)
	11/2025		$50	ILS	171	2	0
	11/2025	ZAR	187,298		$10,625	0	(183)
	12/2025		$3,232	MXN	60,087	23	0

Total Forward Foreign Currency Contracts						$8,877	$(22,545)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.500	11/24/2025	10,514	$173	$323
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	15,771	753	850

						$926	$1,173

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	9,800	$879	$833
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	9,800	879	808
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	31,900	3,054	2,245
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,795

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	332,800	272	295

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	914
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,438

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	286,900	221	254
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	1,825
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	2,899

							$16,071	$15,306

Total Purchased Options							$16,997	$16,479

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/24/2025	10,514	$(37)	$(63)
	Call - OTC USD versus BRL		5.800	11/24/2025	10,514	(141)	(32)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	31,542	(754)	(817)

						$(932)	$(912)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	4,400	$ (13)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	7,500	(21)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	5,000	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	7,500	(21)	(46)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	5,000	(13)	(20)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	1,900	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	1,900	(5)	(8)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	1,700	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	1,700	(4)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	1,600	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	1,600	(4)	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385%	10/10/2025	4,500	$(14)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	4,500	(13)	(15)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	3,900	(13)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	3,900	(13)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	7,400	(24)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	7,400	(24)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	4,200	(11)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	4,200	(11)	(7)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	1,500	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	1,500	(4)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	1,600	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	2,100	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	2,100	(6)	(7)

							$(261)	$(144)

Total Written Options							$(1,193)	$(1,056)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Soft Bank Group, Inc.	1.000%	Quarterly	06/20/2026	0.872%	$	700	$(6)	$7	$1	$0

JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.180	EUR	5,900	1,406	(990)	416	0

								$1,400	$(983)	$417	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES—SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	900	$(26)	$29	$3	$0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		18,100	(628)	687	59	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		12,100	(424)	463	39	0

							$(1,078)	$1,179	$101	$0

Total Swap Agreements							$322	$196	$518	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$14	$0	$0	$14	$(801)	$0	$0	$(801)	$(787)	$712	$(75)
BOA	184	8,854	0	9,038	(304)	(982)	0	(1,286)	7,752	263	8,015
BPS	691	0	0	691	(4,863)	(8)	0	(4,871)	(4,180)	3,941	(239)
BRC	549	0	0	549	(2,219)	(5)	0	(2,224)	(1,675)	1,435	(240)
BSH	1,077	0	0	1,077	(1,353)	0	0	(1,353)	(276)	101	(175)
CBK	971	0	0	971	(2,448)	(16)	0	(2,464)	(1,493)	1,111	(382)
DUB	76	295	0	371	(277)	(2)	0	(279)	92	(360)	(268)
FAR	2,551	0	0	2,551	(582)	0	0	(582)	1,969	(1,770)	199
GLM	1,657	0	0	1,657	(7,847)	(35)	0	(7,882)	(6,225)	6,387	162
GST	0	0	4	4	0	0	0	0	4	0	4
IND	4	0	0	4	(4)	0	0	(4)	0	0	0
JPM	219	2,352	416	2,987	(384)	0	0	(384)	2,603	(24)	2,579
MBC	146	0	0	146	(265)	0	0	(265)	(119)	0	(119)
MYC	0	4,978	59	5,037	0	0	0	0	5,037	276	5,313
MYI	47	0	0	47	(30)	0	0	(30)	17	3	20
NGF	82	0	0	82	(18)	0	0	(18)	64	0	64
RBC	6	0	0	6	0	0	0	0	6	0	6

60	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SCX	$144	$0	$0	$144	$(149)	$0	$0	$(149)	$(5)	$0	$(5)
SOG	325	0	0	325	(229)	0	0	(229)	96	0	96
SSB	61	0	0	61	(541)	0	0	(541)	(480)	443	(37)
UAG	73	0	39	112	(231)	(8)	0	(239)	(127)	0	(127)

Total Over the Counter	$8,877	$16,479	$518	$25,874	$(22,545)	$(1,056)	$0	$(23,601)

(q)

Securities with an aggregate market value of $14,672 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$276	$0	$0	$0	$0	$276
Futures	152	0	0	0	1,403	1,555
Swap Agreements	0	110	0	0	2,195	2,305

	$428	$110	$0	$0	$3,598	$4,136

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,877	$0	$8,877
Purchased Options	0	0	0	1,173	15,306	16,479
Swap Agreements	0	518	0	0	0	518

	$0	$518	$0	$10,050	$15,306	$25,874

	$428	$628	$0	$10,050	$18,904	$30,010

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$116	$116
Futures	0	0	0	0	625	625
Swap Agreements	0	36	0	0	469	505

	$0	$36	$0	$0	$1,210	$1,246

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$22,545	$0	$22,545
Written Options	0	0	0	912	144	1,056

	$0	$0	$0	$23,457	$144	$23,601

	$0	$36	$0	$23,457	$1,354	$24,847

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO Dynamic Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$628	$628
Futures	(199)	0	0	0	4,590	4,391
Swap Agreements	0	2,789	0	0	8,158	10,947

	$(199)	$2,789	$0	$0	$13,376	$15,966

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32,460)	$0	$(32,460)
Purchased Options	0	0	0	0	(5,373)	(5,373)
Written Options	0	36	0	0	7,757	7,793
Swap Agreements	0	258	0	0	0	258

	$0	$294	$0	$(32,460)	$2,384	$(29,782)

	$(199)	$3,083	$0	$(32,460)	$15,760	$(13,816)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(174)	$0	$0	$0	$0	$(174)
Written Options	0	0	0	0	38	38
Futures	3,021	0	0	0	(1,603)	1,418
Swap Agreements	0	1,550	0	0	(5,094)	(3,544)

	$2,847	$1,550	$0	$0	$(6,659)	$(2,262)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,883)	$0	$(12,883)
Purchased Options	0	0	0	247	2,567	2,814
Written Options	0	0	0	20	(4,111)	(4,091)
Swap Agreements	0	(31)	0	0	0	(31)

	$0	$(31)	$0	$(12,616)	$(1,544)	$(14,191)

	$2,847	$1,519	$0	$(12,616)	$(8,203)	$(16,453)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,329	$10,852	$40,181
Corporate Bonds & Notes
Banking & Finance	0	274,503	6,289	280,792
Industrials	0	178,167	25,500	203,667
Utilities	0	51,458	0	51,458
Municipal Bonds & Notes
California	0	2,130	0	2,130
Illinois	0	857	0	857
West Virginia	0	4,149	0	4,149
U.S. Government Agencies	0	1,685,065	0	1,685,065
U.S. Treasury Obligations	0	294,516	0	294,516
Non-Agency Mortgage-Backed Securities	0	160,764	0	160,764
Asset-Backed Securities
Home Equity Other	0	178,867	0	178,867
Home Equity Sequential	0	2,401	0	2,401
Manufacturing House Sequential	0	2,204	0	2,204
Whole Loan Collateral	0	26,596	0	26,596
Other ABS	2,200	130,961	0	133,161
Sovereign Issues	0	485,946	0	485,946
Common Stocks
Communication Services	0	0	265	265
Convertible Preferred Securities
Banking & Finance	4,320	0	0	4,320
Preferred Securities
Banking & Finance	0	5,573	0	5,573

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Commercial Paper	$0	$40,883	$0	$40,883
Mutual Funds	0	3,225	0	3,225
Repurchase Agreements	0	370,361	0	370,361
Nigeria Treasury Bills	0	10,154	0	10,154
U.S. Treasury Bills	0	764	0	764

	$6,520	$3,938,873	$42,906	$3,988,299

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$510,879	$0	$0	$510,879

Total Investments	$517,399	$3,938,873	$42,906	$4,499,178

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(236,528)	0	(236,528)
U.S. Government Agencies	0	(116,908)	0	(116,908)

	$0	$(353,436)	$0	$(353,436)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	744	3,392	0	4,136
Over the counter	0	25,874	0	25,874

	$744	$29,266	$0	$30,010

62	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(306)	$(940)	$0	$(1,246)
Over the counter	0	(23,601)	0	(23,601)

	$(306)	$(24,541)	$0	$(24,847)

Total Financial Derivative Instruments	$438	$4,725	$0	$5,163

Totals	$517,837	$3,590,162	$42,906	$4,150,905

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$9,587	$603	$(3)	$4	$0	$661	$0	$0	$10,852	$662
Corporate Bonds & Notes
Banking & Finance	4,325	6,172	(4,300)	0	0	92	0	0	6,289	117
Industrials	0	25,500	0	0	0	0	0	0	25,500	0
Non-Agency Mortgage-Backed Securities	3,931	0	0	25	0	238	0	(4,194)	0	0
Common Stocks
Communication Services	0	0	0	0	0	265	0	0	265	265
Financials	762	0	(774)	0	0	12	0	0	0	0

Totals	$18,605	$32,275	$(5,077)	$29	$0	$1,268	$0	$(4,194)	$42,906	$1,044

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$600	Cost	Purchase Price	100.000	—
	10,252	Discounted Cash Flow	Discount Rate	3.786-6.436	4.052
Corporate Bonds & Notes
Banking & Finance	4,411	Discounted Cash Flow	Discount Rate	4.320-4.850	4.574
	1,878	Recent Transaction	Purchase Price	100.000	—
Industrials	25,500	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Communication Services	265	Discounted Cash Flow	Discount Rate	7.930	—

Total	$42,906

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO Extended Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 218.6%

U.S. GOVERNMENT AGENCIES 18.3%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.446% due 11/25/2052 ~	$4,412	$4,042

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	989	942

Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2041 (b)(d)	2,234	1,805
3.000% due 04/15/2053	1,658	1,370
4.000% due 09/15/2054	928	861
6.000% due 06/15/2035	537	560

Federal National Mortgage Association
4.000% due 08/01/2048	32	30

Federal National Mortgage Association REMICS
3.000% due 07/25/2043	534	453
5.000% due 08/25/2033	15	15
5.500% due 04/25/2033 - 08/25/2035	19	20
6.000% due 12/25/2034	348	361

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	2,231	130

Government National Mortgage Association
4.000% due 09/20/2055	100	94

Government National Mortgage Association REMICS
5.500% due 10/20/2037	215	219

Government National Mortgage Association, TBA
4.000% due 11/01/2055	11,000	10,342
4.500% due 11/01/2055	2,100	2,036

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	800	716

Tennessee Valley Authority
4.625% due 09/15/2060	1,000	898

U.S. Small Business Administration
5.290% due 12/01/2027	10	10

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	2,100	1,979
4.500% due 10/01/2055 - 11/01/2055	8,300	8,049
5.000% due 11/01/2055	15,900	15,760
6.000% due 11/01/2055	33,200	33,913
6.500% due 11/01/2055	1,700	1,758

Total U.S. Government Agencies (Cost $87,692)		86,363

U.S. TREASURY OBLIGATIONS 188.1%

U.S. Treasury Bonds
2.250% due 08/15/2049 (g)	3,400	2,171
2.250% due 02/15/2052 (g)	5,500	3,413
2.750% due 08/15/2047 (g)	1,600	1,160
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044	80	62
3.000% due 02/15/2048 (g)	1,600	1,208
3.000% due 08/15/2048 (g)	38,000	28,580
3.375% due 11/15/2048 (g)	16,600	13,340
3.625% due 02/15/2053 (g)	1,200	992
4.000% due 11/15/2052 (g)	1,900	1,682
4.250% due 02/15/2054 (g)	9,600	8,864
4.250% due 08/15/2054 (g)	31,900	29,458
4.500% due 11/15/2054 (g)	2,800	2,697
4.625% due 02/15/2055 (g)	51,800	50,934
4.750% due 05/15/2055 (g)	52,900	53,082

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032 (g)	5,781	5,474
1.125% due 01/15/2033 (g)	9,196	8,916
1.750% due 01/15/2034 (g)	7,777	7,816

U.S. Treasury Notes
4.000% due 06/30/2032 (g)	12,300	12,366

U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	22,205
0.000% due 08/15/2034 (a)(g)	76,520	52,743
0.000% due 11/15/2034 (a)(i)	34,600	23,542
0.000% due 08/15/2035 (a)(i)	6,870	4,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2036 (a)	$52,000	$32,711
0.000% due 11/15/2036 (a)	76,900	47,158
0.000% due 05/15/2037 (a)	54,350	32,473
0.000% due 08/15/2037 (a)	9,100	5,364
0.000% due 05/15/2041 (a)	160	76
0.000% due 08/15/2041 (a)	120	56
0.000% due 11/15/2041 (a)	60	28
0.000% due 08/15/2042 (a)	690	306
0.000% due 11/15/2042 (a)	120	52
0.000% due 08/15/2041 (d)	14,800	7,142
0.000% due 02/15/2042 (d)(i)	9,500	4,443
0.000% due 05/15/2042 (d)(i)	9,700	4,464
0.000% due 05/15/2043 (d)	16,610	7,220
0.000% due 08/15/2043 (d)	22,200	9,522
0.000% due 05/15/2044 (d)	32,700	13,447
0.000% due 08/15/2044 (d)(i)	1,500	609
0.000% due 11/15/2044 (d)(i)	4,800	1,922
0.000% due 02/15/2045 (d)(i)	5,200	2,056
0.000% due 05/15/2045 (d)(i)	7,750	3,025
0.000% due 08/15/2046 (d)(i)	3,500	1,281
0.000% due 05/15/2048 (d)	77,000	25,734
0.000% due 08/15/2048 (d)(g)	153,800	50,783
0.000% due 11/15/2048 (d)(g)	172,400	56,245
0.000% due 02/15/2049 (d)	120,600	38,887
0.000% due 08/15/2049 (d)	72,300	22,787
0.000% due 11/15/2049 (d)	155,500	48,414
0.000% due 08/15/2050 (d)(g)	202,600	61,095
0.000% due 05/15/2051 (d)(g)	213,900	62,128
0.000% due 11/15/2054 (d)	58,200	14,632

Total U.S. Treasury Obligations (Cost $1,235,463)		889,263

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	3,000	2,723

BBCMS Mortgage Trust
5.015% due 09/15/2058	900	921

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~	93	51

Benchmark Mortgage Trust
5.660% due 04/15/2057	1,200	1,258

BMO Mortgage Trust
5.187% due 07/15/2058	800	823

CHL Mortgage Pass-Through Trust
4.593% due 09/25/2047 ~	68	61

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	1,800	1,650

JP Morgan Chase Commercial Mortgage Securities Trust
5.648% due 12/15/2031 •	662	659

JP Morgan Mortgage Trust
5.172% due 12/25/2049 •	51	50
6.262% due 07/25/2035 ~	11	11

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	1,182	1,139

RCKT Mortgage Trust
5.553% due 03/25/2055 þ	722	731

Structured Adjustable Rate Mortgage Loan Trust
4.592% due 10/25/2035 •	183	177

WaMu Mortgage Pass-Through Certificates Trust
4.883% due 01/25/2047 •	60	57
5.653% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $11,193)		10,313

ASSET-BACKED SECURITIES 5.4%

AUTOMOBILE SEQUENTIAL 0.3%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	1,400	1,472

CMBS OTHER 0.6%

ACREC Ltd.
5.400% due 10/16/2036 •	549	548

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
5.822% due 01/15/2037 •		$965	$967

BDS Ltd.
5.600% due 12/16/2036 •		321	321

LFT CRE Ltd.
5.435% due 06/15/2039 •		728	730

MF1 LLC
6.284% due 06/19/2037 •		429	429

			2,995

HOME EQUITY OTHER 1.2%

ACE Securities Corp. Home Equity Loan Trust
5.067% due 01/25/2035 •		3,283	3,162

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •		1,518	1,538

MASTR Asset-Backed Securities Trust
5.097% due 10/25/2034 •		970	947

			5,647

OTHER ABS 3.3%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		1,000	1,001

ARES LXV CLO Ltd.
5.278% due 07/25/2034 •		700	702

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •	EUR	500	589

Black Diamond CLO DAC
3.016% due 05/15/2032 •		996	1,171

Capital Four CLO X DAC
3.279% due 10/25/2038 •		300	353

College Avenue Student Loans LLC
6.256% due 05/25/2055 •		$664	673

Dell Equipment Finance Trust
4.680% due 07/22/2027		1,000	1,005

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •		337	336

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(c)		600	600

Neuberger Berman Loan Advisers CLO 43 Ltd.
5.330% due 07/17/2036 •		1,000	1,001

OFSI BSL X Ltd.
5.595% due 04/20/2034 •		1,000	1,001

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		870	877

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	1,000	1,178

Saranac CLO VI Ltd.
5.439% due 08/13/2031 •		$388	388

Slam Ltd.
5.807% due 05/15/2050		490	504

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		800	801

Trysail CLO Ltd.
5.564% due 10/20/2033 •		1,000	1,001

UPX HIL Issuer Trust
5.160% due 01/25/2047		962	967

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		1,320	1,323

Venture XXVIII CLO Ltd.
5.577% due 07/20/2030 •		164	164

			15,635

Total Asset-Backed Securities (Cost $25,528)			25,749

SOVEREIGN ISSUES 4.5%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030 (c)		400	402

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	1,000	759

64	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	380,000	$2,192
2.400% due 03/20/2055		47,000	277
2.800% due 06/20/2055		180,000	1,154

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		500,000	3,099
2.400% due 03/20/2045		74,000	487

Mexico Udibonos
2.750% due 11/27/2031 (e)	MXN	1,454	72
3.000% due 12/03/2026 (e)		171	9
4.000% due 11/30/2028 (e)		2,480	135

Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,100	1,144
6.150% due 08/12/2032		8,700	2,656
6.950% due 08/12/2031		4,161	1,327

Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	7,800	446
8.500% due 01/31/2037		11,300	603
8.875% due 02/28/2035		112,600	6,406

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.K. Gilts
4.375% due 07/31/2054	GBP	200	$224

Total Sovereign Issues (Cost $20,934)			21,392

		SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)		500,936	501

Total Short-Term Instruments (Cost $501)			501

Total Investments in Securities (Cost $1,381,311)			1,033,581

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	487,063	$4,744

Total Short-Term Instruments (Cost $4,743)		4,744

Total Investments in Affiliates (Cost $4,743)		4,744

Total Investments 219.6% (Cost $1,386,054)		$1,038,325

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(988))		540

Other Assets and Liabilities, net (119.7)%		(566,146)

Net Assets 100.0%		$472,719

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(93,709)	$(93,799)
BOO	4.290	09/30/2025	10/01/2025	(262,868)	(262,899)
BRC	4.340	09/30/2025	10/02/2025	(51,411)	(51,418)
BSN	4.380	09/25/2025	10/02/2025	(22,292)	(22,309)
DEU	4.180	10/01/2025	10/03/2025	(54,156)	(54,156)
	4.250	09/24/2025	10/01/2025	(53,892)	(53,936)
STR	4.270	10/01/2025	10/02/2025	(12,235)	(12,235)
	4.370	09/30/2025	10/01/2025	(12,235)	(12,236)

Total Reverse Repurchase Agreements					$(562,988)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(93,799)	$0	$(93,799)	$92,825	$(974)
BOO	0	(262,899)	0	(262,899)	263,084	185
BRC	0	(51,418)	0	(51,418)	50,934	(484)
BSN	0	(22,309)	0	(22,309)	22,202	(107)
DEU	0	(108,092)	0	(108,092)	53,082	(55,010)
STR	0	(24,471)	0	(24,471)	12,366	(12,105)

Total Borrowings and Other Financing Transactions	$0	$(562,988)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(329,071)	$(167,526)	$0	$0	$(496,597)

Total Borrowings	$(329,071)	$(167,526)	$0	$0	$(496,597)

Payable for reverse repurchase agreements(3)					$(496,597)

(g)	Securities with an aggregate market value of $495,236 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(510,458) at a weighted average interest rate of 4.406%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(66,391) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	96	$96	$(18)	$(20)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	20	20	(5)	(4)

					$(23)	$(24)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$114.000	10/24/2025	76	$76	$(19)	$(10)

Total Written Options					$(42)	$(34)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	82	$	6,150	$(33)	$42	$0
Euro-Bund December Futures	12/2025	55		8,302	49	22	(2)
Long Guilt December Futures	12/2025	12		1,466	7	6	(1)

66	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	41	$	8,544	$8	$5	$0
U.S. Treasury 5-Year Note December Futures	12/2025	319		34,833	37	12	0
U.S. Treasury 10-Year Note December Futures	12/2025	297		33,413	132	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	275		33,017	842	0	(155)

					$1,042	$87	$(162)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Japan Government 10-Year Bond December Futures	12/2025	17	$	(15,610)	$148	$13	$(13)
U.S. Treasury Long-Term Bond December Futures	12/2025	1,104		(128,720)	(2,671)	276	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	3,263		(375,500)	(3,954)	204	0

					$(6,477)	$493	$(13)

Total Futures Contracts					$(5,435)	$580	$(175)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	17,200	$(54)	$(45)	$(99)	$24	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028	$	3,340	14	(64)	(50)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		13,400	21	(185)	(164)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		10,200	(90)	(65)	(155)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		40,779	(41)	(619)	(660)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		850	(3)	(13)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		700	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(14)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,100	(15)	60	45	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		9,100	(386)	3,888	3,502	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053		9,100	(155)	3,805	3,650	26	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	14,000	(133)	254	121	29	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	EUR	2,570	(39)	(8)	(47)	0	(20)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	8,000	0	8	8	0	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		11,100	0	12	12	1	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		8,400	0	6	6	1	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032		1,100	0	1	1	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035		900	0	1	1	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	1,000	2	(14)	(12)	0	(2)

Total Swap Agreements							$(883)	$6,997	$6,114	$104	$(51)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$580	$104	$684	$(34)	$(175)	$(51)	$ (260)

(i)

Securities with an aggregate market value of $14,413 and cash of $2,959 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	NZD	76		$44	$0	$0
	10/2025		$4,439	CAD	6,176	0	(1)
	10/2025		4,322	EUR	3,705	29	0
	11/2025	CAD	6,166		$4,439	1	0
	11/2025		$44	NZD	76	0	0

BOA	10/2025	JPY	4,567		$31	0	0
	10/2025	NZD	53		31	0	0
	10/2025		$382	CHF	302	0	(3)
	10/2025		120	ILS	404	2	0
	10/2025		294	INR	26,004	0	(2)
	10/2025		767	JPY	114,861	10	0
	10/2025		151	KRW	208,394	0	(2)
	10/2025		71	PLN	254	0	(1)
	11/2025	JPY	114,464		$767	0	(10)
	11/2025		$1,009	BRL	5,408	0	(1)
	11/2025		70	ILS	233	1	0
	11/2025		31	NZD	53	0	0
	12/2025		281	MXN	5,268	5	0

BPS	10/2025	BRL	1,641		$309	0	0
	10/2025	CNH	3,877		544	0	0
	10/2025	EUR	268		316	1	0
	10/2025	IDR	12,910,069		780	8	(1)
	10/2025	INR	21,453		244	2	0
	10/2025	NZD	53		31	0	0
	10/2025	TWD	83,410		2,775	36	(1)
	10/2025		$300	BRL	1,641	8	0
	10/2025		927	IDR	15,306,581	0	(10)
	10/2025		896	JPY	133,072	4	0
	10/2025		870	KRW	1,201,785	0	(14)
	10/2025		1,226	PLN	4,461	2	0
	11/2025	IDR	3,008,046		$180	0	0
	11/2025	INR	17,802		200	0	0
	11/2025	JPY	132,610		896	0	(4)
	11/2025	KRW	154,200		110	0	0
	11/2025		$140	ILS	471	2	0
	11/2025		31	NZD	52	0	0
	12/2025	TWD	3,657		$122	1	0
	12/2025		$208	IDR	3,507,032	1	0
	12/2025		119	MXN	2,205	1	0

BRC	10/2025	CHF	220		$275	0	(1)
	10/2025	GBP	465		627	3	0
	10/2025	PLN	1,863		509	0	(3)
	10/2025		$1,430	INR	126,270	0	(10)
	10/2025		1	NOK	12	0	0
	11/2025	NOK	12		$1	0	0
	11/2025		$238	CHF	189	1	0
	11/2025		627	GBP	465	0	(3)
	11/2025		48	TRY	2,104	1	0
	11/2025	ZAR	8,091		$460	0	(7)
	12/2025		$225	MXN	4,158	0	0

BSH	10/2025	EUR	498		$579	0	(6)
	10/2025	NZD	16		9	0	0
	11/2025		$9	NZD	16	0	0
	12/2025	PEN	12,112		$3,410	0	(73)
	12/2025		$55	PEN	194	1	0

CBK	10/2025	AUD	170		$111	0	(2)
	10/2025	BRL	15,720		2,956	2	0
	10/2025	CNH	10,469		1,475	6	0
	10/2025	EUR	1,000		1,167	0	(7)
	10/2025	IDR	7,619,659		460	4	(1)
	10/2025	INR	34,542		389	1	0
	10/2025	PEN	5,848		1,674	0	(10)
	10/2025	SGD	1,312		1,022	5	0
	10/2025	THB	1,771		55	0	0
	10/2025	TWD	64,191		2,166	57	0

68	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$2,844	BRL	15,720	$109	$0
	10/2025		840	GBP	616	0	(12)
	10/2025		276	IDR	4,537,016	0	(4)
	10/2025		1,252	INR	109,968	0	(15)
	10/2025		118	NOK	1,178	0	0
	10/2025		303	SEK	2,875	2	0
	10/2025		679	TWD	20,675	1	(1)
	10/2025	ZAR	2,007		$116	0	0
	11/2025	NOK	1,178		118	0	0
	11/2025		$30	ILS	101	0	0
	11/2025		389	INR	34,610	0	0
	12/2025	TWD	14,926		$494	1	0
	12/2025		$216	IDR	3,621,891	1	0
	01/2026	TWD	5,603		$186	0	0

DUB	10/2025	CNH	8,308		1,168	2	0
	10/2025	IDR	4,106,314		251	4	0
	10/2025	INR	56,005		630	1	0
	10/2025	KRW	458,565		331	4	0
	10/2025		$430	IDR	7,055,870	0	(7)
	10/2025		233	ILS	797	7	0
	10/2025		597	INR	52,745	0	(3)
	10/2025		138	NZD	234	0	(2)
	11/2025	ILS	796		$233	0	(7)
	11/2025	INR	2,654		30	0	0
	11/2025		$630	INR	56,116	0	(1)
	11/2025	ZAR	19,539		$1,116	0	(11)

FAR	10/2025	AUD	3,333		2,162	0	(43)
	10/2025	CHF	34		43	0	0
	10/2025	CNH	3,622		510	2	0
	10/2025	EUR	2,221		2,595	0	(13)
	10/2025	JPY	221,151		1,504	9	0
	10/2025	NZD	37		22	0	0
	10/2025	PLN	2,073		567	0	(3)
	10/2025		$3,402	AUD	5,211	46	0
	10/2025		1,189	INR	104,839	0	(10)
	10/2025		708	PLN	2,581	2	0
	10/2025		4,822	SGD	6,210	0	(8)
	11/2025	AUD	5,211		$3,404	0	(46)
	11/2025	SGD	6,195		4,822	7	0
	11/2025		$43	CHF	34	0	0
	11/2025		2,600	EUR	2,221	13	0
	11/2025		22	NZD	37	0	0
	12/2025	MXN	1,129		$59	0	(2)
	12/2025		$22	MXN	419	1	0

GLM	10/2025	BRL	25,253		$4,729	0	(16)
	10/2025	CHF	24		30	0	0
	10/2025	CNH	286		40	0	0
	10/2025	IDR	3,540,909		212	0	0
	10/2025	KRW	388,103		275	0	(2)
	10/2025	SGD	52		41	0	0
	10/2025		$4,748	BRL	25,253	0	(3)
	10/2025		277	IDR	4,578,349	0	(3)
	10/2025		340	INR	29,876	0	(4)
	10/2025		275	KRW	388,191	2	0
	11/2025		30	ILS	101	0	0
	11/2025		2,326	TRY	101,273	17	0
	12/2025		4,729	BRL	25,612	15	0
	12/2025		208	IDR	3,477,810	0	0

IND	10/2025	AUD	163		$107	0	(1)

JPM	10/2025	CAD	5,251		3,800	27	0
	10/2025	IDR	8,106,289		486	0	0
	10/2025	KRW	793,680		572	7	0
	10/2025	PLN	1,234		336	0	(4)
	10/2025	SGD	235		183	1	0
	10/2025		$783	IDR	13,006,162	0	(4)
	10/2025		120	ILS	402	2	0
	10/2025		742	PLN	2,674	0	(7)
	10/2025		58	TWD	1,773	0	0
	11/2025	ZAR	17,302		$987	0	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2025	AUD	1,545		$1,031	$8	$0
	10/2025	CHF	24		30	0	0
	10/2025	CNH	4,228		595	1	0
	10/2025	EUR	166		197	2	0
	10/2025	GBP	673		907	3	0
	10/2025	IDR	404,557		25	0	0
	10/2025	JPY	168,147		1,146	9	0
	10/2025	KRW	1,633,833		1,172	8	0
	10/2025	SEK	2,455		256	0	(5)
	10/2025	SGD	4,613		3,606	29	0
	10/2025	THB	4,179		130	1	0
	10/2025		$579	CNH	4,127	0	0
	10/2025		530	EUR	448	0	(4)
	10/2025		443	JPY	65,952	3	0
	10/2025		718	KRW	1,003,202	0	(3)
	10/2025		1	NOK	12	0	0
	10/2025		100	THB	3,237	0	0
	11/2025	CNH	4,117		$579	0	0
	11/2025	JPY	112,754		762	0	(3)
	11/2025	NOK	12		1	0	0
	11/2025		$907	GBP	673	0	(3)
	12/2025		217	MXN	4,025	1	0

MYI	10/2025	CNH	4,268		$600	1	0
	10/2025	IDR	1,622,462		99	1	0
	10/2025	JPY	20,197		137	0	0
	10/2025		$1,044	JPY	155,794	10	0
	10/2025		668	PLN	2,419	0	(3)
	10/2025		400	TWD	12,039	0	(4)
	11/2025	JPY	155,258		$1,044	0	(10)
	12/2025	TWD	11,961		400	5	0

NGF	10/2025	KRW	1,051,253		756	7	0
	10/2025		$248	IDR	4,112,088	0	(2)
	11/2025		2,430	TRY	105,851	30	0

RBC	12/2025		102	MXN	1,900	1	0

SCX	10/2025	CAD	918		$667	8	0
	10/2025	CNH	3,104		437	1	0
	10/2025	GBP	234		312	0	(2)
	10/2025	IDR	4,072,281		244	0	0
	10/2025	INR	38,241		430	0	0
	10/2025	JPY	103,407		703	4	0
	10/2025	PEN	642		183	0	(1)
	10/2025	TWD	38,258		1,291	34	0
	10/2025		$277	IDR	4,562,176	0	(4)
	10/2025		581	INR	51,264	0	(4)
	11/2025	JPY	543		$4	0	0
	11/2025		$313	GBP	234	2	0
	11/2025		400	INR	35,660	0	0
	12/2025		244	IDR	4,082,574	0	0

SSB	10/2025	KRW	387,887		$280	4	0
	10/2025		$1,460	BRL	7,807	7	0
	10/2025		1,018	GBP	755	0	(2)

UAG	10/2025	ILS	1,683		504	0	(4)
	10/2025	NOK	1,243		122	0	(2)
	10/2025		$23	ILS	80	1	0
	10/2025		14	INR	1,207	0	0
	10/2025		666	PLN	2,417	0	(1)
	10/2025		100	THB	3,236	0	0
	10/2025		116	ZAR	2,007	0	0
	10/2025	ZAR	2,008		$116	0	0
	11/2025	ILS	80		23	0	(1)
	11/2025	ZAR	8,801		499	0	(9)

Total Forward Foreign Currency Contracts						$659	$(483)

70	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325%	10/14/2025	5,700	$(15)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	5,700	(16)	(35)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	400	(1)	(2)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	900	(3)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	4,400	(12)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	4,400	(12)	(7)

Total Written Options							$(63)	$(60)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$30	$0	$0	$30	$(1)	$0	$0	$(1)	$29	$0	$29
BOA	18	0	0	18	(19)	(36)	0	(55)	(37)	0	(37)
BPS	66	0	0	66	(30)	(2)	0	(32)	34	0	34
BRC	5	0	0	5	(24)	0	0	(24)	(19)	0	(19)
BSH	1	0	0	1	(79)	0	0	(79)	(78)	0	(78)
CBK	189	0	0	189	(52)	0	0	(52)	137	0	137
DUB	18	0	0	18	(31)	0	0	(31)	(13)	0	(13)
FAR	80	0	0	80	(125)	0	0	(125)	(45)	0	(45)
GLM	34	0	0	34	(28)	(22)	0	(50)	(16)	0	(16)
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	37	0	0	37	(26)	0	0	(26)	11	0	11
MBC	65	0	0	65	(18)	0	0	(18)	47	0	47
MYI	17	0	0	17	(17)	0	0	(17)	0	0	0
NGF	37	0	0	37	(2)	0	0	(2)	35	0	35
RBC	1	0	0	1	0	0	0	0	1	0	1
SCX	49	0	0	49	(11)	0	0	(11)	38	0	38
SSB	11	0	0	11	(2)	0	0	(2)	9	0	9
UAG	1	0	0	1	(17)	0	0	(17)	(16)	0	(16)

Total Over the Counter	$659	$0	$0	$659	$(483)	$(60)	$0	$(543)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$580	$580
Swap Agreements	0	0	0	0	104	104

	$0	$0	$0	$0	$684	$684

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$659	$0	$659

	$0	$0	$0	$659	$684	$1,343

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO Extended Duration Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$34	$34
Futures	0	0	0	0	175	175
Swap Agreements	0	0	0	0	51	51

	$0	$0	$0	$0	$260	$260

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$483	$0	$483
Written Options	0	0	0	0	60	60

	$0	$0	$0	$483	$60	$543

	$0	$0	$0	$483	$320	$803

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$207	$207
Futures	0	0	0	0	185	185
Swap Agreements	0	0	0	0	2,733	2,733

	$0	$0	$0	$0	$3,125	$3,125

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(924)	$0	$(924)
Purchased Options	0	0	0	(11)	0	(11)
Written Options	0	38	0	0	468	506

	$0	$38	$0	$(935)	$468	$(429)

	$0	$38	$0	$(935)	$3,593	$2,696

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	(2,396)	(2,396)
Swap Agreements	0	0	0	0	(2,141)	(2,141)

	$0	$0	$0	$0	$(4,529)	$(4,529)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$109	$0	$109
Purchased Options	0	0	0	10	0	10
Written Options	0	0	0	0	(9)	(9)

	$0	$0	$0	$119	$(9)	$110

	$0	$0	$0	$119	$(4,538)	$(4,419)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
U.S. Government Agencies	$0	$86,363	$0	$86,363
U.S. Treasury Obligations	0	889,263	0	889,263
Non-Agency Mortgage-Backed Securities	0	10,313	0	10,313
Asset-Backed Securities
Automobile Sequential	0	1,472	0	1,472
CMBS Other	0	2,995	0	2,995
Home Equity Other	0	5,647	0	5,647
Other ABS	0	15,635	0	15,635
Sovereign Issues	0	21,392	0	21,392

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$501	$0	$501

	$0	$1,033,581	$0	$1,033,581

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,744	$0	$0	$4,744

Total Investments	$4,744	$1,033,581	$0	$1,038,325

72	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$83	$601	$0	$684
Over the counter	0	659	0	659

	$83	$1,260	$0	$1,343

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(244)	0	(260)
Over the counter	0	(543)	0	(543)

	$(16)	$(787)	$0	$(803)

Total Financial Derivative Instruments	$67	$473	$0	$540

Totals	$4,811	$1,034,054	$0	$1,038,865

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO GNMA and Government Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 240.9%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Preferred Term Securities X Ltd./Preferred Term Securities X, Inc.
5.424% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 234.6%

Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	247	192
2.000% due 01/01/2036 - 10/01/2036	6,004	5,544
2.500% due 01/01/2028 - 03/01/2052	16,242	14,324
3.000% due 10/01/2026 - 02/01/2052	27,829	25,605
3.000% due 02/01/2040 - 11/01/2050 (f)	35,840	32,196
3.050% due 03/01/2032	1,771	1,635
3.500% due 03/01/2042 - 02/01/2050	12,090	11,296
3.830% due 01/01/2050 •	769	759
4.000% due 04/01/2041 - 04/01/2049	19,779	19,087
4.400% due 06/01/2030	616	619
4.500% due 01/01/2036 - 06/01/2053	3,719	3,684
5.000% due 07/01/2033 - 09/01/2053	7,558	7,599
5.500% due 09/01/2034 - 05/01/2054	2,471	2,509
5.500% due 04/01/2054 - 01/01/2055 (f)	150,368	151,768
6.000% due 06/01/2045 - 07/01/2054	15,474	16,010
6.000% due 07/01/2053 (f)	40,595	41,606
6.500% due 05/01/2045 - 09/01/2055	51,408	53,609
6.600% due 09/01/2034 •	260	267
6.671% due 11/01/2036 •	238	248
6.674% due 10/01/2039 •	561	582
6.700% due 05/01/2031 •	3	3
6.875% due 11/01/2041 •	539	563
7.000% due 01/01/2055	400	419

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	7,916	7,532
4.228% due 10/25/2034 ~	10,212	10,101
4.660% due 01/25/2031	3,300	3,348

Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	4,852	3,143
0.000% due 05/15/2041 •	3,516	3,452
0.036% due 10/15/2035 •	318	300
0.347% due 05/15/2035 •	435	441
1.250% due 12/15/2044	6,744	5,706
1.500% due 03/15/2028	1,834	1,787
1.640% due 10/15/2037 ~(a)	21	1
1.646% due 10/15/2037 ~(a)	39	2
1.755% due 03/15/2037 ~(a)	46	3
1.774% due 05/15/2037 ~(a)	35	2
1.800% due 05/15/2044	3,886	3,785
1.887% due 11/15/2036 ~(a)	125	7
1.931% due 08/15/2041 ~(a)	40	2
1.936% due 02/15/2038 ~(a)	80	4
1.941% due 11/15/2038 ~(a)	132	7
2.000% due 11/25/2050 (a)	2,434	331
2.012% due 10/15/2041 ~(a)	91	5
2.019% due 06/15/2038 ~(a)	103	6
2.190% due 08/15/2036 ~(a)	55	4
2.500% due 08/15/2027 (a)	103	2
3.000% due 11/15/2027 - 06/25/2050 (a)	22,760	3,540
3.263% due 02/15/2027 •(a)	37	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 04/25/2050 (a)	$27,227	$5,609
4.000% due 07/15/2034 - 11/15/2042 (a)	1,477	208
4.810% due 04/15/2038 •	1,707	1,686
4.987% due 06/15/2042 •	518	517
5.021% due 01/25/2050 •	136	133

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	18,375	2,915
3.500% due 01/15/2043 - 08/15/2045 (a)	874	138
4.810% due 10/15/2037 •	202	200

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.451% due 07/25/2033 ~	429	409

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,953	2,576
3.500% due 12/25/2046	2,207	1,960

Federal National Mortgage Association
1.500% due 06/01/2051	157	121
2.000% due 07/01/2028 - 06/01/2037	3,170	2,932
2.000% due 11/01/2036 (f)	12,097	11,137
2.500% due 01/01/2033 - 04/01/2052	23,603	20,041
3.000% due 10/01/2026 - 05/01/2058	45,761	41,597
3.000% due 12/01/2050 (f)	8,096	7,259
3.045% due 04/01/2029	887	860
3.148% due 01/01/2048 •	3,351	3,301
3.500% due 02/01/2030 - 01/01/2059	45,182	42,201
3.500% due 08/01/2043 (f)	21,262	20,119
3.575% due 02/01/2026	1,000	996
3.750% due 02/01/2029	3,685	3,659
3.820% due 01/01/2029	732	728
4.000% due 05/01/2033 - 07/01/2053	28,880	28,102
4.092% due 08/01/2049 •	753	786
4.140% due 04/01/2028	778	781
4.374% due 02/01/2028 ~	1,997	2,003
4.385% due 04/01/2033	828	827
4.440% due 06/01/2033	2,000	2,004
4.490% due 04/01/2033	1,600	1,612
4.500% due 01/01/2026 - 07/01/2053	27,404	27,173
4.550% due 05/01/2028	100	102
4.580% due 08/01/2033	1,000	1,014
4.590% due 06/01/2033	9,903	10,010
4.680% due 06/01/2030 (f)	11,283	11,491
4.700% due 04/01/2033	2,037	2,054
4.770% due 12/01/2029	674	687
4.900% due 10/01/2028	355	363
4.990% due 03/01/2031	983	1,009
5.000% due 04/01/2027 - 09/01/2053	3,505	3,519
5.060% due 11/01/2034	6,528	6,776
5.070% due 09/01/2033	824	857
5.260% due 06/01/2031	1,220	1,273
5.300% due 09/01/2038	918	969
5.320% due 10/01/2043	190	196
5.410% due 12/01/2031 - 05/01/2034	10,349	10,906
5.500% due 12/01/2032 - 09/01/2053	4,472	4,565
5.500% due 03/01/2054 - 05/01/2054 (f)	13,910	14,055
5.570% due 10/01/2028	431	443
5.610% due 10/01/2028	883	908
5.700% due 08/01/2030	930	984
5.810% due 06/01/2031 (f)	13,800	14,367
5.820% due 11/01/2033	1,230	1,337
5.850% due 11/01/2028	2,303	2,419
5.870% due 12/01/2033	1,500	1,636
5.960% due 11/01/2033	537	587
6.000% due 04/01/2032 - 04/01/2054	14,494	14,959
6.000% due 11/01/2053 (f)	28,009	28,948
6.010% due 07/01/2028	1,139	1,190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.306% due 09/01/2041 •	$97	$99
6.404% due 01/01/2036 •	157	162
6.470% due 10/01/2037 •	944	981
6.500% due 05/01/2045 - 09/01/2055	32,550	33,754
6.500% due 04/01/2055 (f)	4,985	5,157
6.618% due 05/01/2038 •	532	552
6.660% due 04/01/2030	1,985	2,140
6.665% due 02/01/2042 •	56	58
6.737% due 05/01/2035 •	84	86

Federal National Mortgage Association Interest STRIPS
3.500% due 08/25/2043 (a)	76	13
6.500% due 04/25/2038 (a)	41	9

Federal National Mortgage Association REMICS
0.000% due 10/25/2042 - 10/25/2045 •	377	253
0.000% due 06/25/2043 •(a)	1,037	61
0.200% due 02/25/2043 •(a)	310	2
0.530% due 11/25/2040 •(a)	2,379	158
1.446% due 07/25/2044 ~(a)	148	6
1.465% due 10/25/2046 ~(a)	51	2
1.500% due 04/25/2028	3,687	3,593
1.529% due 11/25/2049 •(a)	280	38
1.575% due 04/25/2046 ~(a)	105	5
1.595% due 07/25/2052 ~(a)	153	8
1.625% due 07/25/2045 ~(a)	619	36
1.666% due 07/25/2044 ~(a)	199	12
1.673% due 09/25/2045 ~(a)	104	4
1.679% due 08/25/2042 •(a)	361	33
1.698% due 04/25/2055 ~(a)	245	12
1.729% due 11/25/2044 - 06/25/2048 •(a)	3,839	472
1.734% due 03/25/2045 ~(a)	325	18
1.744% due 08/25/2054 ~(a)	222	12
1.745% due 01/25/2045 ~(a)	119	7
1.897% due 08/25/2044 ~(a)	117	8
1.980% due 08/25/2055 ~(a)	151	9
2.500% due 02/25/2051 (a)	3,179	544
3.000% due 03/25/2043 - 09/25/2048	1,280	1,112
3.000% due 04/25/2043 - 12/25/2048 (a)	811	99
3.500% due 04/25/2046 (a)	70	6
4.000% due 06/25/2044 (a)	21	1
4.122% due 10/25/2040 ~	357	360
4.642% due 11/25/2031 ~	1,507	1,524
4.659% due 05/25/2042 ~	450	450
4.771% due 12/25/2047 •	3,733	3,632
4.921% due 02/25/2049 •	159	155
5.145% due 01/25/2051 •	13,700	13,731
5.171% due 10/25/2037 •	553	554

Federal National Mortgage Association REMICS Trust
4.093% due 04/25/2042 ~	242	233
5.183% due 05/25/2042 ~	698	695
5.280% due 01/25/2042 ~	865	836

Federal National Mortgage Association Trust
4.796% due 03/25/2042 ~	383	378

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	582	34

Government National Mortgage Association
0.000% due 10/16/2042 - 08/16/2052 ~(a)	4,722	0
0.750% due 11/16/2051 ~(a)	14	0
2.500% due 06/15/2043 - 02/20/2063	34,019	29,079
2.500% due 03/20/2051 - 09/20/2051 (f)	96,620	83,259
3.000% due 11/20/2026 - 04/20/2055	101,916	91,461
3.000% due 04/20/2050 - 01/20/2052 (f)	31,788	28,197
3.150% due 11/20/2042 - 12/20/2042	377	340
3.250% due 05/15/2042	429	398
3.500% due 11/20/2034 - 01/20/2063	113,416	104,451
3.500% due 06/20/2049 - 07/20/2051 (f)	31,344	28,383
3.750% due 06/20/2045 - 12/20/2045	2,428	2,268

74	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 09/20/2038 - 08/20/2062	$28,735	$27,270
4.050% due 04/15/2040 - 11/15/2040	719	691
4.500% due 04/15/2030 - 08/20/2062	57,761	57,040
4.625% due 08/20/2045 •	101	103
4.875% due 08/15/2039 - 10/15/2040	220	220
4.887% due 03/20/2058 •	177	178
5.000% due 12/20/2032 - 10/20/2062	16,343	16,445
5.250% due 05/15/2033 - 10/15/2033	152	152
5.380% due 08/15/2034	37	38
5.475% due 06/15/2035	106	110
5.500% due 06/20/2032 - 01/20/2049	3,985	4,058
5.520% due 06/15/2034 - 02/15/2035	116	120
5.530% due 05/15/2035	67	70
5.570% due 03/15/2035	55	55
5.625% due 02/20/2030 - 06/20/2038 •	111	113
5.680% due 12/15/2034	111	116
5.720% due 12/15/2034	45	47
5.750% due 09/15/2033	6	6
5.820% due 04/15/2034 - 12/15/2034	121	125
5.870% due 10/15/2034	50	52
5.875% due 10/15/2033	74	75
5.930% due 10/15/2034	36	38
5.970% due 08/15/2034	46	48
6.000% due 04/15/2027 - 02/20/2055	9,626	9,894
6.000% due 08/20/2053 (f)	18,204	18,983
6.020% due 01/15/2034	28	28
6.075% due 01/15/2034	76	76
6.093% due 04/20/2061 •	25	25
6.250% due 03/15/2029	14	14
6.500% due 02/15/2026 - 09/20/2055	9,361	9,550
6.545% due 12/20/2070 •	3,273	3,351
6.700% due 07/20/2026	2	2
7.000% due 11/20/2025 - 12/20/2062	16,807	17,111
7.250% due 01/15/2027	1	1
7.500% due 01/15/2027 - 10/15/2035	96	99
8.000% due 05/20/2027 - 07/15/2031	82	84
8.500% due 12/15/2029 - 12/15/2030	6	6

Government National Mortgage Association REMICS
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	1,818	1,534
0.000% due 05/20/2043 - 09/20/2045 •	941	559
0.221% due 09/20/2045 ~(a)	286	13
0.256% due 08/20/2045 ~(a)	99	4
0.259% due 06/20/2043 ~(a)	177	9
0.315% due 12/20/2045 ~(a)	95	5
0.341% due 11/20/2045 ~(a)	183	9
0.807% due 06/20/2042 ~(a)	183	10
0.857% due 06/20/2042 ~(a)	168	8
1.800% due 09/20/2049 •(a)	1,607	204
2.000% due 10/20/2050 - 02/20/2051 (a)	34,700	4,064
2.050% due 10/20/2050 •(a)	1,942	289
2.500% due 09/20/2027 - 12/20/2051 (a)	32,502	4,633
3.000% due 01/20/2029 - 09/20/2051 (a)	33,951	5,483
3.000% due 08/20/2051	9,845	6,545
3.500% due 08/20/2042 - 09/20/2046 (a)	2,120	262
3.500% due 01/20/2052 - 12/20/2068	5,791	4,733
3.500% due 01/20/2069 ~	2,668	2,585
3.811% due 01/20/2031 ~	104	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/20/2042 - 11/20/2048	$1,932	$1,761
4.000% due 10/20/2043 (a)	43	5
4.500% due 08/20/2045 (a)	3,415	647
4.500% due 12/20/2050 •	2,235	2,080
4.695% due 11/20/2036 •	8,287	8,201
4.818% due 06/20/2036 •	5,771	5,715
5.039% due 02/20/2074 •	5,931	5,929
5.046% due 09/20/2062 •	2	2
5.066% due 05/20/2069 •	635	635
5.139% due 03/20/2071 •	232	231
5.146% due 08/20/2061 •	5	5
5.179% due 04/20/2074 •	955	956
5.189% due 04/20/2073 •	1,741	1,745
5.266% due 06/20/2066 •	162	162
5.289% due 07/20/2073 - 07/20/2074 •	55,160	55,454
5.346% due 04/20/2066 •	838	841
5.359% due 08/20/2073 •	4,806	4,853
5.389% due 03/20/2073 •	21,355	21,482
5.489% due 05/20/2073 •	8,230	8,358
5.516% due 07/20/2070 - 08/20/2070 •	87,418	88,479
5.539% due 05/20/2073 •	1,414	1,430
5.716% due 09/20/2070 - 01/20/2071 •	59,532	60,578
5.766% due 09/20/2063 •	74	75
5.889% due 08/20/2071 •	1,958	2,004

Government National Mortgage Association, TBA
2.000% due 11/01/2055	275,000	227,407
2.500% due 11/01/2055	109,000	93,863
3.000% due 10/01/2055 - 11/01/2055	274,850	245,400
3.500% due 10/01/2055 - 11/01/2055	103,600	94,453
4.000% due 10/01/2055 - 11/01/2055	148,950	140,048
4.500% due 11/01/2055	60,770	58,908
5.000% due 10/01/2055 - 11/01/2055	101,450	100,829
5.500% due 10/01/2055 - 11/01/2055	63,100	63,553
6.000% due 11/01/2055	28,000	28,479
6.500% due 10/01/2055 - 11/01/2055	65,500	67,275

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2040	7,400	7,170
4.500% due 10/01/2040	8,700	8,690
5.000% due 10/01/2040	9,400	9,498
5.500% due 10/01/2040	5,000	5,111
6.000% due 11/01/2055	263,035	268,682
7.000% due 11/01/2055	6,000	6,283

Total U.S. Government Agencies (Cost $3,214,036)		3,140,513

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	373	377

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~	519	368

Citigroup Mortgage Loan Trust, Inc.
6.500% due 06/25/2054 ~	1,694	1,725

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~	4	4

CSMC Trust
2.500% due 07/25/2056 ~	1,037	864
4.699% due 05/27/2053 ~	1,418	1,278

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043	7,791	7,627

JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	6,095	5,290
5.172% due 12/25/2049 •	519	500

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	1,470	1,357
4.250% due 09/29/2046 «	2,971	2,722

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	2,047	1,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
1.381% due 04/25/2065 ~	$1,134	$1,111

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •	3,652	3,270

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	2	2

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,740	1,593
2.710% due 01/25/2060 ~	1,155	1,116

Total Non-Agency Mortgage-Backed Securities (Cost $33,381)		31,169

ASSET-BACKED SECURITIES 3.0%

AUTOMOBILE ABS OTHER 0.0%

Carvana Auto Receivables Trust
4.550% due 01/10/2028	305	303

HOME EQUITY OTHER 0.1%

Centex Home Equity Loan Trust
4.572% due 01/25/2032 •	4	4

Home Equity Asset Trust
4.872% due 11/25/2032 •	3	3

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	360	364

		371

OTHER ABS 2.9%

Anchorage Capital CLO 28 Ltd.
6.025% due 04/20/2037 •	3,700	3,714

Apex Credit CLO Ltd.
6.125% due 04/20/2036 •	2,000	2,010

BlueMountain CLO Ltd.
5.508% due 10/25/2030 •	1,827	1,830

Bryant Park Funding Ltd.
5.938% due 04/15/2037 •	2,000	2,010

Cathedral Lake VIII Ltd.
5.807% due 01/20/2035 •	1,000	1,004

Diameter Capital CLO 4 Ltd.
6.148% due 01/15/2037 •	3,300	3,311

Diameter Capital CLO 6 Ltd.
5.928% due 04/15/2037 •	2,600	2,613

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •	1,361	1,361

Generate CLO 3 Ltd.
6.155% due 10/20/2036 •	1,300	1,310

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •	1,800	1,807

KKR CLO 36 Ltd.
5.321% due 10/15/2034 •	3,400	3,400

Marble Point CLO XIV Ltd.
5.525% due 01/20/2032 •	389	388

Palmer Square CLO Ltd.
5.265% due 05/21/2034 •	6,360	6,367

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •	2,100	2,108

Sound Point CLO XXIII
5.749% due 07/15/2034 •	500	501

Sycamore Tree CLO Ltd.
6.005% due 01/20/2037 •	2,900	2,913

TCW CLO Ltd.
5.918% due 01/16/2037 •	1,200	1,206

Voya CLO Ltd.
5.525% due 07/20/2032 •	849	850

		38,703

Total Asset-Backed Securities (Cost $39,241)		39,377

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (e)	536,800	$537

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 1.0%
4.050% due 10/30/2025 - 01/27/2026 (c)(d)(i)	13,993	13,884

Total Short-Term Instruments (Cost $14,421)		14,421

Total Investments in Securities (Cost $3,301,118)		3,225,526

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.0%

SHORT-TERM INSTRUMENTS 1.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%

PIMCO Short-Term Floating NAV Portfolio III	1,379,762	$13,438

Total Short-Term Instruments (Cost $13,436)		13,438

Total Investments in Affiliates (Cost $13,436)		13,438

Total Investments 241.9% (Cost $3,314,554)		$3,238,964

Financial Derivative Instruments (g)(h) 2.0% (Cost or Premiums, net $17,034)		26,225

Other Assets and Liabilities, net (143.9)%		(1,926,246)

Net Assets 100.0%		$1,338,943

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
SAL	4.300%	09/22/2025	10/14/2025	$(474,387)	$(474,897)

Total Reverse Repurchase Agreements					$(474,897)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (70.1)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2040	$1,000	$(902)	$(895)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	20,500	(18,992)	(18,846)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	20,800	(16,764)	(16,770)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2040	1,625	(1,539)	(1,529)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	10,000	(8,286)	(8,427)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	80,950	(68,224)	(68,225)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2040	10,800	(10,419)	(10,347)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	277,900	(246,892)	(244,150)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	190,800	(174,962)	(174,292)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	202,643	(191,363)	(190,963)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2055	13,977	(13,685)	(13,552)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2055	3,650	(3,623)	(3,618)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	141,650	(142,938)	(142,734)
Uniform Mortgage-Backed Security, TBA	6.500	11/01/2055	42,650	(44,126)	(44,105)

Total Short Sales (70.1)%				$(942,715)	$(938,453)

76	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
SAL	$0	$(474,897)	$0	$(474,897)	$492,720	$17,823

Total Borrowings and Other Financing Transactions	$0	$(474,897)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(474,897)	$0	$0	$(474,897)

Total Borrowings	$0	$(474,897)	$0	$0	$(474,897)

Payable for reverse repurchase agreements					$(474,897)

(f)	Securities with an aggregate market value of $493,121 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(503,614) at a weighted average interest rate of 4.459%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	1,691	$190,238	$1,156	$0	$(27)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	113	$(23,549)	$(35)	$0	$(12)

Total Futures Contracts				$1,121	$0	$(39)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2035	$42,500	$(370)	$55	$(315)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2026	314,900	2,991	(83)	2,908	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	26,200	(609)	227	(382)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(760)	(202)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	115	(878)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	275,410	(15,519)	9,251	(6,268)	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	(128)	477	349	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(1,556)	(1,056)	0	(27)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2032	$23,000	$(616)	$221	$(395)	$6	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	26,400	(653)	242	(411)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	(552)	1,482	931	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,234	(2,872)	(638)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	150	(125)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	374	(163)	211	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	17,600	741	(109)	632	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	47,900	(819)	439	(381)	0	(1)

Total Swap Agreements						$(13,136)	$7,116	$(6,020)	$145	$(168)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$145	$145	$0	$(39)	$(168)	$(207)

Cash of $32,807 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.906%	03/04/2026	33,600	$371	$317
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	2,900	258	209
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	2,900	258	263
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	3,600	319	280
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	3,600	319	313
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	3,500	314	297
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	3,500	314	289
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	15,000	1,339	1,241
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	7,500	678	634
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	14,000	1,259	1,277
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	7,000	629	554
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	6,600	581	551
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	6,600	581	551
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	17,900	1,549	1,628
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	17,900	1,549	1,398
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	4,600	396	424
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	4,600	396	355

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	18,500	37	0

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	47,000	37	0

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	28,300	38	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	225,000	338	0

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	18,400	31	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	293,900	86	73
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	10,400	134	105
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	10,400	134	172
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	7,200	640	571
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	7,200	640	619
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	3,800	348	345
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	3,800	348	301
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	3,900	351	338
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	3,900	351	317
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	5,600	501	471
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	5,600	501	466
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	13,000	1,154	1,143
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	6,500	577	523

78	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460%	08/06/2035	9,600	$844	$812
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	9,600	844	794

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	43,400	43	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	51,000	21	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	27,400	90	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	4,200	365	299
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	4,200	365	383

GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	39,000	254	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	3,900	345	309
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	3,900	345	334
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	3,800	340	317
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	3,800	340	317

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	3,900	351	308
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	3,900	351	339
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,600	482	516
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,600	482	433

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	39,000	76	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.077	11/10/2025	31,000	99	24
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	17,000	206	29
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	196
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	52
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	18,500	127	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	16,700	257	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	6,000	529	513
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	6,000	529	493

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	20,000	37	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	20,000	123	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	20,200	134	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	16,200	1,447	1,340
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	8,100	732	685
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	12,800	1,126	1,109
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	12,800	1,126	1,042

							$ 30,464	$26,686

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	$99.094	12/04/2025	5,000	$5	$5

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	96.980	10/07/2025	12,500	30	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	97.094	10/07/2025	12,000	26	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.875	10/07/2025	17,500	22	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.891	10/07/2025	12,000	15	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	98.961	10/07/2025	26,000	23	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.164	10/07/2025	34,500	35	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.813	11/06/2025	37,600	19	1
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.945	12/04/2025	12,500	14	12
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.969	12/04/2025	17,500	23	17

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055	98.957	12/04/2025	17,500	19	17

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	99.641	10/07/2025	5,000	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	98.180	11/06/2025	18,800	22	2
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	99.797	11/06/2025	18,800	9	1

					$265	$55

Total Purchased Options					$30,729	$26,741

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.248%	10/07/2025	7,900	$ (27)	$0

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.908	11/06/2025	14,900	(22)	(6)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.115	10/07/2025	23,000	(35)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	12,700	(86)	(91)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.274	10/07/2025	7,800	(30)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	12,600	(23)	(26)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500%	12/16/2025	43,400	$(21)	$0

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	17,000	(23)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.221	10/07/2025	13,100	(22)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	3,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.032	12/04/2025	12,600	(19)	(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.036	12/04/2025	12,600	(19)	(25)

MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	7,900	(15)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.081	11/06/2025	18,800	(12)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	11/06/2025	21,500	(14)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.577	11/10/2025	15,500	(42)	(62)

							$ (414)	$(240)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$94.188	10/07/2025	26,000	$(89)	$(88)

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	93.484	10/07/2025	15,000	(56)	(126)

					$(145)	$(214)

Total Written Options					$(559)	$(454)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$10,586	$0	$10,586	$0	$0	$0	$0	$10,586	$293	$10,879
BRC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
CBK	0	0	0	0	0	0	0	0	0	(140)	(140)
DUB	0	7,050	0	7,050	0	(117)	0	(117)	6,933	283	7,216
FAR	0	690	0	690	0	0	0	0	690	0	690
GLM	0	1,277	0	1,277	0	0	0	0	1,277	0	1,277
GSC	0	30	0	30	0	(88)	0	(88)	(58)	303	245
JPM	0	1,613	0	1,613	0	(177)	0	(177)	1,436	261	1,697
MSC	0	3	0	3	0	0	0	0	3	0	3
MYC	0	1,316	0	1,316	0	(66)	0	(66)	1,250	(320)	930
NGF	0	4,176	0	4,176	0	0	0	0	4,176	263	4,439

Total Over the Counter	$0	$26,741	$0	$26,741	$0	$(454)	$0	$(454)

(i)

Securities with an aggregate market value of $1,403 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

80	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$145	$145

Over the counter
Purchased Options	$0	$0	$0	$0	$26,741	$26,741

	$0	$0	$0	$0	$26,886	$26,886

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	0	0	0	168	168

	$0	$0	$0	$0	$207	$207

Over the counter
Written Options	$0	$0	$0	$0	$454	$454

	$0	$0	$0	$0	$661	$661

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,786	$3,786
Swap Agreements	0	0	0	0	5,782	5,782

	$0	$0	$0	$0	$9,568	$9,568

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,983)	$(1,983)
Written Options	0	0	0	0	2,687	2,687

	$0	$0	$0	$0	$704	$704

	$0	$0	$0	$0	$10,272	$10,272

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,136)	$(2,136)
Swap Agreements	0	0	0	0	(5,125)	(5,125)

	$0	$0	$0	$0	$(7,261)	$(7,261)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,771)	$(1,771)
Written Options	0	0	0	0	(570)	(570)

	$0	$0	$0	$0	$(2,341)	$(2,341)

	$0	$0	$0	$0	$(9,602)	$(9,602)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Schedule of Investments	PIMCO GNMA and Government Securities Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	3,140,513	0	3,140,513
Non-Agency Mortgage-Backed Securities	0	25,125	6,044	31,169
Asset-Backed Securities
Automobile ABS Other	0	303	0	303
Home Equity Other	0	371	0	371
Other ABS	0	38,703	0	38,703
Short-Term Instruments
Mutual Funds	0	537	0	537
U.S. Treasury Bills	0	13,884	0	13,884

	$0	$3,219,482	$6,044	$3,225,526

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,438	$0	$0	$13,438

Total Investments	$13,438	$3,219,482	$6,044	$3,238,964

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(938,453)	$0	$(938,453)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	145	0	145
Over the counter	0	26,741	0	26,741

	$0	$26,886	$0	$26,886

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(207)	0	(207)
Over the counter	0	(454)	0	(454)

	$0	$(661)	$0	$(661)

Total Financial Derivative Instruments	$0	$26,225	$0	$26,225

Totals	$13,438	$2,307,254	$6,044	$2,326,736

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

82	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	940	$1,047

BCP V Modular Services Holdings IV Ltd.
TBD% due 07/10/2031		1,000	1,116

Castlelake LP
2.950% due 05/12/2031 «		$18,989	18,148

Charter Communications Operating LLC
6.541% (TSFR3M + 2.250%) due 12/15/2031 ~		995	996

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,217	1,217
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		5,500	5,596

Encina Private Credit LLC
TBD% - 8.333% due 11/30/2025 «µ		4,648	4,512

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	19,100	22,461

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(m)		$4,200	4,200

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(m)	EUR	2,552	2,996

Project Flash
TBD% due 04/30/2030 «~µ		$9,000	9,000
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		9,000	9,000
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		9,000	9,000

Project Hudson II
7.730% due 05/29/2026 «		6,000	6,076

Westmoreland Coal Co.
8.000% due 03/15/2029 «		1,445	585

Total Loan Participations and Assignments (Cost $95,327)			95,950

CORPORATE BONDS & NOTES 69.6%

BANKING & FINANCE 31.8%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		300	300

ABN AMRO Bank NV
6.875% due 09/22/2031 •(j)(k)	EUR	3,600	4,618

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$32,616	32,054
3.650% due 07/21/2027		2,770	2,746

AIA Group Ltd.
3.200% due 09/16/2040		800	630

Air Lease Corp.
3.750% due 06/01/2026		5,900	5,870

Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,341
4.250% due 06/15/2026		3,100	3,098
5.950% due 02/15/2029		1,400	1,461
6.500% due 07/18/2028		15,709	16,516

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		2,400	2,579
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		2,400	2,526

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«•(d)(k)		3,100	186

Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,006
6.992% due 06/13/2029 •		10,100	10,667
8.000% due 11/01/2031		4,800	5,474

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Assets Trust LP
3.375% due 02/01/2031		$17,000	$15,449

American Express Co.
5.284% due 07/26/2035 •		6,819	7,041
5.442% due 01/30/2036 •		6,800	7,075

American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,773
3.375% due 07/15/2051		500	336
3.625% due 04/15/2032		1,600	1,499
4.250% due 02/15/2028		3,667	3,659
5.250% due 03/15/2035		1,000	1,011
5.500% due 02/01/2034		6,300	6,506

American Tower Corp.
1.875% due 10/15/2030		8,700	7,698
2.750% due 01/15/2027		18,800	18,475
2.950% due 01/15/2051		17,500	11,353
3.650% due 03/15/2027		1,900	1,887
3.800% due 08/15/2029		11,030	10,824
3.950% due 03/15/2029		5,470	5,416
4.400% due 02/15/2026		3,581	3,581
5.800% due 11/15/2028		8,000	8,357
5.900% due 11/15/2033		15,000	16,088

Antares Holdings LP
2.750% due 01/15/2027		7,000	6,786
3.750% due 07/15/2027		6,250	6,079
3.950% due 07/15/2026		13,950	13,868
6.350% due 10/23/2029		3,500	3,581
6.500% due 02/08/2029		1,000	1,023
7.950% due 08/11/2028		5,400	5,746

Aon North America, Inc.
5.125% due 03/01/2027		11,100	11,259

Apollo Debt Solutions BDC
6.550% due 03/15/2032		5,100	5,354
6.700% due 07/29/2031		9,400	9,967

ARES Capital Corp.
2.875% due 06/15/2027		8,420	8,223

ARES Finance Co. II LLC
3.250% due 06/15/2030		13,900	13,135

ARES Finance Co. III LLC
4.125% due 06/30/2051 •		4,900	4,828

ARES Management Corp.
5.600% due 10/11/2054		2,000	1,936
6.375% due 11/10/2028		7,500	7,935

ARES Strategic Income Fund
4.850% due 01/15/2029		8,400	8,315
5.600% due 02/15/2030		4,200	4,243
6.200% due 03/21/2032		6,300	6,512

Armor RE II Ltd.
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		2,100	2,282

Aspen Insurance Holdings Ltd.
5.750% due 07/01/2030		2,800	2,933

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		2,850	2,675
3.600% due 09/15/2051		4,800	3,446
6.125% due 09/15/2028		8,000	8,418

Athene Global Funding
5.322% due 11/13/2031		2,400	2,458
5.516% due 03/25/2027		18,200	18,539
5.526% due 07/11/2031		4,700	4,848
5.583% due 01/09/2029		4,000	4,136
5.684% due 02/23/2026		3,559	3,576

Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	16,170
4.875% due 10/01/2025		10,591	10,591

Aviva PLC
7.750% due 09/30/2032 •(j)(k)	GBP	2,800	3,933

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		$2,210	2,188
2.528% due 11/18/2027		8,284	7,966
3.250% due 02/15/2027		8,600	8,460
4.950% due 10/15/2032		6,000	5,930

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,000	16,919

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(j)(k)(n)	EUR	3,000	3,808

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.883% due 11/15/2034 •		$4,000	$4,656
8.375% due 06/21/2028 •(j)(k)	EUR	3,400	4,434

Banco BTG Pactual SA
2.750% due 01/11/2026		$5,900	5,859

Banco General SA
4.125% due 08/07/2027		3,900	3,884

Banco Santander SA
9.625% due 11/21/2028 •(j)(k)		16,000	17,951

Bank of America Corp.
1.898% due 07/23/2031 •		19,100	17,066
2.299% due 07/21/2032 •		26,300	23,337
2.551% due 02/04/2028 •		45,700	44,765
2.687% due 04/22/2032 •		17,500	15,946
2.972% due 02/04/2033 •		27,000	24,595
3.593% due 07/21/2028 •		8,000	7,928
3.824% due 01/20/2028 •		1,800	1,792
3.970% due 03/05/2029 •		18,700	18,612
4.571% due 04/27/2033 •		16,600	16,603
5.015% due 07/22/2033 •		6,500	6,644
5.288% due 04/25/2034 •		12,800	13,247
5.511% due 01/24/2036 •		2,500	2,614
5.819% due 09/15/2029 •		7,600	7,949
8.050% due 06/15/2027		8,000	8,471

Bank of America NA
5.526% due 08/18/2026		10,000	10,127
6.000% due 10/15/2036		4,600	4,993

Bank of Montreal
4.689% due 06/28/2028		5,000	5,112

Bank of Nova Scotia
7.230% (TSFR3M + 2.910%) due 01/12/2026 ~(j)(k)		368	369
8.000% due 01/27/2084 •(k)		2,600	2,794

Barclays PLC
4.375% due 01/12/2026		25,977	25,979
5.335% due 09/10/2035 •		6,300	6,393
5.690% due 03/12/2030 •		2,700	2,806
5.851% due 03/21/2035 •	GBP	2,000	2,725
6.224% due 05/09/2034 •		$12,200	13,129
6.375% due 12/15/2025 •(j)(k)	GBP	5,900	7,949
6.496% due 09/13/2027 •		$8,862	9,043
6.692% due 09/13/2034 •		3,700	4,095
7.437% due 11/02/2033 •		4,300	4,935
8.375% due 09/15/2031 •(j)(k)	GBP	5,800	8,225
9.250% due 09/15/2028 •(j)(k)		3,000	4,371
9.625% due 12/15/2029 •(j)(k)		$5,500	6,254

Bayou Re Ltd.
12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		900	964
22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~		1,100	1,240

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(k)		4,000	4,218
8.125% due 01/08/2039 •(k)		10,000	10,910
8.450% due 06/29/2038 •(k)		14,600	16,211

BGC Group, Inc.
4.375% due 12/15/2025		10,000	9,988
6.150% due 04/02/2030		8,600	8,823
8.000% due 05/25/2028		5,000	5,340

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	13,490
2.000% due 01/30/2032		$900	773
2.800% due 09/30/2050		5,300	3,319
4.450% due 07/15/2045		1,300	1,133
5.000% due 06/15/2044		3,900	3,668

Blackstone Secured Lending Fund
5.875% due 11/15/2027		12,200	12,504

Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,330
4.375% due 02/15/2032		11,700	11,197
6.250% due 04/18/2034		4,200	4,408

BNP Paribas SA
4.400% due 08/14/2028		4,900	4,917
7.375% due 09/10/2034 •(j)(k)		25,900	27,131
8.500% due 08/14/2028 •(j)(k)		5,500	5,883

Boston Properties LP
5.750% due 01/15/2035		3,500	3,580

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BPCE SA
5.716% due 01/18/2030 •		$5,250	$5,431
5.936% due 05/30/2035 •		7,600	7,965
6.612% due 10/19/2027 •		13,000	13,297
7.003% due 10/19/2034 •		6,006	6,703

Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,541
5.000% due 11/01/2032		1,000	994

Brookfield Capital Finance LLC
6.087% due 06/14/2033		6,300	6,788

Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,528
3.900% due 01/25/2028		5,600	5,561
4.850% due 03/29/2029		4,825	4,907
5.330% due 01/15/2036		23,000	23,130

Brown & Brown, Inc.
4.950% due 03/17/2052		1,500	1,323
5.650% due 06/11/2034		4,800	4,983

Canary Wharf Group Investment Holdings PLC
1.750% due 04/07/2026	EUR	3,800	4,425

Cantor Fitzgerald LP
4.500% due 04/14/2027		$300	298
7.200% due 12/12/2028		16,300	17,420

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		1,200	1,262
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		12,000	12,540

Capital One Financial Corp.
4.500% due 01/30/2026		2,776	2,777
6.312% due 06/08/2029 •		4,700	4,931

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,000	2,908

Carlyle Secured Lending, Inc.
6.750% due 02/18/2030		6,000	6,243

CBRE Services, Inc.
5.950% due 08/15/2034		7,600	8,111

Charles River Re Ltd.
11.536% due 05/10/2031 •		300	318

CI Financial Corp.
3.200% due 12/17/2030		4,300	3,860
7.500% due 05/30/2029		1,700	1,812

Citadel Finance LLC
5.900% due 02/10/2030		13,400	13,600

Citadel LP
6.000% due 01/23/2030		2,100	2,184

Citibank NA
5.488% due 12/04/2026		9,000	9,145
5.570% due 04/30/2034		1,000	1,060

Citigroup, Inc.
3.200% due 10/21/2026		15,990	15,861
3.668% due 07/24/2028 •		2,200	2,181
3.785% due 03/17/2033 •		2,038	1,937
3.887% due 01/10/2028 •		7,400	7,371
4.075% due 04/23/2029 •		1,260	1,257
5.174% due 02/13/2030 •		5,600	5,745
5.449% due 06/11/2035 •		11,913	12,358

CNA Financial Corp.
5.500% due 06/15/2033		5,000	5,193

Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	206
5.550% due 03/01/2028		172	175

Cooperatieve Rabobank UA
3.750% due 07/21/2026		510	508
4.375% due 06/29/2027 •(j)(k)	EUR	6,000	7,099

COPT Defense Properties LP
2.250% due 03/15/2026		$7,833	7,754

Corebridge Financial, Inc.
3.650% due 04/05/2027		6,200	6,149
3.850% due 04/05/2029		4,300	4,236
6.375% due 09/15/2054 •		1,000	1,028
6.875% due 12/15/2052 •		5,500	5,642

Corebridge Global Funding
4.900% due 01/07/2028		2,700	2,747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 (c)	EUR	225	$107

CoStar Group, Inc.
2.800% due 07/15/2030		$12,400	11,357

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	6,000	1,862

Credit Agricole SA
7.250% due 09/23/2028 •(j)(k)	EUR	12,100	15,318

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(m)		$3,200	3,241
6.740% due 03/20/2030 «(m)		3,800	3,879

Crown Castle, Inc.
3.650% due 09/01/2027		2,443	2,418
3.700% due 06/15/2026		4,230	4,213
3.800% due 02/15/2028		15,524	15,347
4.000% due 03/01/2027		3,100	3,088
4.450% due 02/15/2026		11,372	11,367

CubeSmart LP
2.250% due 12/15/2028		3,200	3,014
4.375% due 02/15/2029		3,625	3,629

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		19,100	19,028

Danske Bank AS
5.427% due 03/01/2028 •		3,000	3,052

Deutsche Bank AG
2.129% due 11/24/2026 •		27,747	27,647
5.625% due 05/19/2031 •	EUR	5,500	6,533

Digital Dutch Finco BV
1.500% due 03/15/2030		11,100	12,117

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,398

DOC Dr. LLC
3.950% due 01/15/2028		$5,400	5,359

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	7,042

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		5,700	5,799

Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,192

Encore Capital Group, Inc.
8.500% due 05/15/2030		3,700	3,932

EPR Properties
3.600% due 11/15/2031		4,600	4,248
4.500% due 06/01/2027		9,400	9,410
4.750% due 12/15/2026		8,000	8,021
4.950% due 04/15/2028		2,600	2,621

Equinix Europe 2 Financing Corp. LLC
4.000% due 05/19/2034	EUR	7,100	8,477

Equitable Financial Life Global Funding
4.875% due 11/19/2027		$2,000	2,031

Equitable Holdings, Inc.
6.700% due 03/28/2055 •		12,600	13,144

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	235
8.500% due 10/15/2028 •(j)(k)		5,800	7,684

Essex Portfolio LP
2.550% due 06/15/2031		$3,000	2,688
2.650% due 03/15/2032		2,500	2,231
5.500% due 04/01/2034		4,032	4,191

Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		300	317
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		300	316
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	316

Extra Space Storage LP
3.875% due 12/15/2027		3,987	3,962
4.950% due 01/15/2033		6,400	6,441

F&G Global Funding
5.522% (SOFRRATE + 1.325%) due 09/08/2028 ~		11,300	11,395

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 06/10/2027		$4,000	$4,106
5.875% due 01/16/2030		5,600	5,824

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	19,211
4.625% due 04/29/2030		$7,700	7,732
6.000% due 12/07/2033		6,300	6,713
6.350% due 03/22/2054		1,400	1,481

Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	2,904

Fish Pond Re Ltd.
7.924% (T-BILL 1MO + 4.020%) due 01/08/2027 ~		4,000	4,113

FMR LLC
6.500% due 12/14/2040		1,000	1,119

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,407
2.700% due 08/10/2026		$2,700	2,657
2.900% due 02/16/2028		494	470
3.375% due 11/13/2025		2,900	2,895
4.125% due 08/17/2027		4,372	4,301
4.389% due 01/08/2026		1,200	1,200
5.125% due 11/05/2026		3,000	3,011
5.800% due 03/05/2027		5,800	5,860
5.800% due 03/08/2029		11,214	11,383
5.850% due 05/17/2027		7,000	7,089
5.918% due 03/20/2028		5,200	5,290
6.054% due 11/05/2031		2,401	2,455
6.950% due 03/06/2026		2,887	2,910
6.950% due 06/10/2026		3,985	4,037
7.350% due 11/04/2027		5,900	6,155
7.350% due 03/06/2030		2,800	2,998

Fortitude Group Holdings LLC
6.250% due 04/01/2030		5,400	5,610

Franklin Resources, Inc.
2.950% due 08/12/2051		3,700	2,374

Freedom Mortgage Corp.
12.000% due 10/01/2028		6,900	7,314

FS KKR Capital Corp.
6.125% due 01/15/2030		8,200	8,167
6.875% due 08/15/2029		9,600	9,837
7.875% due 01/15/2029		6,400	6,726

GA Global Funding Trust
4.500% due 09/18/2030		10,000	9,926
5.200% due 12/09/2031		3,000	3,057
5.500% due 01/08/2029		5,000	5,177
5.900% due 01/13/2035		6,800	7,067

Global Atlantic Fin Co.
4.400% due 10/15/2029		15,800	15,571

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		12,000	10,806
4.000% due 01/15/2030		3,200	3,102
4.000% due 01/15/2031		3,300	3,161
5.250% due 02/15/2033		1,200	1,203
5.300% due 01/15/2029		17,037	17,363
5.625% due 09/15/2034		10,000	10,130
5.750% due 06/01/2028		6,300	6,480
5.750% due 11/01/2037		9,300	9,243
6.250% due 09/15/2054		6,300	6,352
6.750% due 12/01/2033		4,740	5,139

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,750
2.615% due 04/22/2032 •		7,000	6,352
3.691% due 06/05/2028 •		26,100	25,914
4.223% due 05/01/2029 •		27,247	27,285
5.016% due 10/23/2035 •		17,300	17,423
5.049% due 07/23/2030 •		17,900	18,352
5.536% due 01/28/2036 •		4,500	4,699
5.734% due 01/28/2056 •		10,000	10,375
6.484% due 10/24/2029 •		17,000	18,094

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,100	3,826

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		1,300	1,315

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,100	20,825

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		500	500

84	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		$18,800	$19,320
6.375% due 07/01/2034		3,100	3,156

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		4,800	4,334

Hardwood Funding LLC
4.840% due 06/07/2028 «(m)		3,900	3,951
4.980% due 06/07/2030 «(m)		3,900	3,984
5.160% due 06/07/2032 «(m)		3,900	4,016

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	369
8.000% due 06/15/2027		2,321	2,417

Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,188
4.125% due 03/15/2028		2,200	2,176
4.200% due 04/15/2029		4,000	3,923

Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,781
3.375% due 12/15/2029		6,300	5,992
3.500% due 09/15/2030		4,900	4,603
5.500% due 04/15/2035		100	101
5.700% due 06/15/2032		1,000	1,031

HPS Corporate Lending Fund
5.950% due 04/14/2032		4,000	4,068

HSBC Holdings PLC
5.130% due 03/03/2031 •		6,500	6,658
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,427

Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)		$10,000	8,597

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031		3,000	2,751

ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,590
5.750% due 11/16/2026 •(j)(k)		1,800	1,808

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		12,800	10,821
4.000% due 09/15/2027		3,326	3,323
4.350% due 06/15/2029		3,900	3,937

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	4,994
5.710% due 01/15/2026		2,200	2,205
6.625% due 06/20/2033		7,416	8,167
7.200% due 11/28/2033		8,869	10,111
7.778% due 06/20/2054 •		6,300	7,573
7.800% due 11/28/2053		700	866
8.248% due 11/21/2033 •		17,000	20,069

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,729
2.700% due 01/15/2034		15,300	12,992
4.150% due 04/15/2032		2,000	1,936
4.875% due 02/01/2035		600	593
5.450% due 08/15/2030		5,200	5,412
5.500% due 08/15/2033		8,750	9,099

Itau Unibanco Holding SA
6.000% due 02/27/2030		23,700	24,632

JAB Holdings BV
2.200% due 11/23/2030		7,153	6,285

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		11,900	11,537
2.545% due 11/08/2032 •		10,000	8,972
2.580% due 04/22/2032 •		9,600	8,728
2.739% due 10/15/2030 •		22,000	20,781
3.540% due 05/01/2028 •		10,100	10,016
3.702% due 05/06/2030 •		16,000	15,730
3.782% due 02/01/2028 •		7,900	7,867
4.005% due 04/23/2029 •		21,000	20,953
4.203% due 07/23/2029 •		300	301
4.603% due 10/22/2030 •		6,100	6,173
4.912% due 07/25/2033 •(n)		33,672	34,348
4.946% due 10/22/2035 •		8,000	8,071
5.140% due 01/24/2031 •		4,300	4,442
5.294% due 07/22/2035 •		11,900	12,296
5.350% due 06/01/2034 •		46,600	48,570
5.534% due 11/29/2045 •		18,000	18,522
6.087% due 10/23/2029 •		14,800	15,621

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,129

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(d)		$81	$8

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (c)		1,210	28

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (c)		2,017	43

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (c)		2,421	39

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (c)		3,631	50

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (c)		3,400	52

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (c)		807	22

KBC Group NV
6.250% due 09/17/2031 •(j)(k)	EUR	3,600	4,421
8.000% due 09/05/2028 •(j)(k)		600	784

Kilroy Realty LP
2.500% due 11/15/2032		$7,800	6,489
2.650% due 11/15/2033		2,472	2,025
3.050% due 02/15/2030		6,796	6,277
6.250% due 01/15/2036		3,500	3,623

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,072

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,812

Lazard Group LLC
4.375% due 03/11/2029		3,046	3,039
4.500% due 09/19/2028		3,500	3,517
6.000% due 03/15/2031		7,200	7,613

Lloyds Bank PLC
0.000% due 04/02/2032 þ		6,200	4,611

Lloyds Banking Group PLC
3.750% due 01/11/2027		6,500	6,477
4.375% due 03/22/2028		500	502
5.985% due 08/07/2027 •		1,800	1,826
6.068% due 06/13/2036 •		13,100	13,758
8.500% due 09/27/2027 •(j)(k)	GBP	19,500	27,561

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	4,604

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		$3,200	3,574

LPL Holdings, Inc.
5.650% due 03/15/2035		8,000	8,157

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		1,000	1,000

Marex Group PLC
5.829% due 05/08/2028		2,900	2,943

Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,813
5.350% due 11/15/2044		1,900	1,886
5.400% due 03/15/2055		9,000	8,833
5.700% due 09/15/2053		4,300	4,407

MassMutual Global Funding II
3.400% due 03/08/2026		1,600	1,595

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		7,100	7,393

Mercury General Corp.
4.400% due 03/15/2027		2,313	2,303

MetLife, Inc.
10.750% due 08/01/2069		4,000	5,350

Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •		4,200	4,111
2.048% due 07/17/2030		3,200	2,890
5.133% due 07/20/2033 •		29,400	30,258
5.188% due 09/12/2036 •		5,000	5,083

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.354% due 09/13/2028 •		$5,200	$5,317
5.426% due 04/17/2035 •		2,000	2,082
5.574% due 01/16/2036 •		5,900	6,198

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		17,200	15,329
2.869% due 09/13/2030 •		7,800	7,387
5.594% due 07/10/2035 •		2,000	2,095

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	300	217

Morgan Stanley
0.000% due 04/02/2032 þ(m)		$15,800	11,414
1.593% due 05/04/2027 •		9,600	9,450
1.794% due 02/13/2032 •		36,100	31,494
2.239% due 07/21/2032 •		20,000	17,669
2.475% due 01/21/2028 •		2,000	1,958
3.622% due 04/01/2031 •		3,600	3,494
4.654% due 10/18/2030 •		14,600	14,764
5.042% due 07/19/2030 •		9,400	9,636
5.123% due 02/01/2029 •		11,600	11,851
5.173% due 01/16/2030 •		17,400	17,887
5.230% due 01/15/2031 •		12,100	12,491
5.250% due 04/21/2034 •		1,700	1,754
5.424% due 07/21/2034 •		13,800	14,383
5.466% due 01/18/2035 •		5,000	5,209
5.587% due 01/18/2036 •		7,900	8,275
6.250% due 08/09/2026		269	274
6.407% due 11/01/2029 •		11,000	11,693

Morgan Stanley Bank NA
5.882% due 10/30/2026		27,000	27,536

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •		6,000	6,092

Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027		14,709	14,967
5.450% due 12/12/2028		3,000	3,105

National Health Investors, Inc.
3.000% due 02/01/2031		1,500	1,358

Nationwide Building Society
7.875% due 12/20/2031 •(j)(k)	GBP	2,300	3,208

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		$5,300	4,099

NatWest Group PLC
5.125% due 05/12/2027 •(j)(k)	GBP	30,060	39,930
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		$2,900	2,920
7.300% due 11/19/2034 •(j)(k)		3,500	3,696
7.625% due 09/30/2035 •(j)(k)	GBP	8,000	10,857

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		$7,800	7,806

New Immo Holding SA
2.750% due 11/26/2026	EUR	4,500	5,239
4.875% due 12/08/2028		6,000	7,137

New York Life Insurance Co.
4.450% due 05/15/2069		$3,500	2,790

Newmark Group, Inc.
7.500% due 01/12/2029		8,200	8,803

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		8,000	8,492

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		7,400	6,949

NLG Global Funding
5.400% due 01/23/2030		12,100	12,543

Nomura Holdings, Inc.
2.172% due 07/14/2028		4,600	4,348
5.594% due 07/02/2027		3,500	3,579
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,605
5.709% due 01/09/2026		11,200	11,244
5.842% due 01/18/2028		15,000	15,514
7.000% due 07/15/2030 •(j)(k)		7,800	8,084

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		1,100	1,025

Norinchukin Bank
5.094% due 10/16/2029		517	529

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	59,692	$7,393
1.000% due 10/01/2053		1,872	219
1.500% due 10/01/2052		29,023	3,609
1.500% due 10/01/2053		73,762	9,454

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		$5,274	4,656
4.500% due 04/01/2027		2,600	2,608
4.750% due 01/15/2028		700	706
5.250% due 01/15/2026		600	600

OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,453
7.875% due 03/15/2030		3,200	3,389

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296

Pacific Life Global Funding II
4.850% due 02/10/2030		$1,100	1,123
4.898% (SOFRRATE + 0.600%) due 01/27/2028 ~		21,000	21,073

Palm RE Ltd.
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		300	320

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		8,600	6,482

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		2,800	2,915

Piedmont Operating Partnership LP
6.875% due 07/15/2029		4,800	5,081
9.250% due 07/20/2028		7,000	7,775

Pinnacol Assurance
8.625% due 06/25/2034 «(m)		6,000	6,769

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,000	1,037
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,000	4,166

Popular, Inc.
7.250% due 03/13/2028		3,400	3,555

Principal Financial Group, Inc.
4.111% due 02/15/2028		3,500	3,492

Principal Life Global Funding II
3.000% due 04/18/2026		1,800	1,788

Prologis LP
4.200% due 02/15/2033	CAD	9,500	6,984

Protective Life Corp.
3.400% due 01/15/2030		$7,000	6,704
4.300% due 09/30/2028		10,900	10,905

Protective Life Global Funding
5.432% due 01/14/2032		5,000	5,210

Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	2,286

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		$3,400	3,611

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	358

Radian Group, Inc.
6.200% due 05/15/2029		$1,600	1,672

Realty Income Corp.
3.200% due 01/15/2027		5,100	5,043
4.450% due 09/15/2026		4,100	4,110
4.875% due 06/01/2026		4,670	4,688

Regency Centers LP
3.600% due 02/01/2027		880	874

Reliance Standard Life Global Funding II
2.750% due 01/21/2027		160	156

Rexford Industrial Realty LP
2.125% due 12/01/2030		6,300	5,610

RGA Global Funding
2.700% due 01/18/2029		4,300	4,076
5.250% due 01/09/2030		8,000	8,279

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/11/2031		$6,000	$6,266
6.000% due 11/21/2028		4,100	4,314

Sabra Health Care LP
3.200% due 12/01/2031		650	591
3.900% due 10/15/2029		3,213	3,114

Sammons Financial Group Global Funding
5.050% due 01/10/2028		1,000	1,018

Sammons Financial Group, Inc.
6.875% due 04/15/2034		18,968	20,904

Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,384
5.353% due 09/06/2030 •		7,821	7,980
5.473% due 03/20/2029 •		10,800	11,010

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		10,000	9,976

SBA Tower Trust
1.631% due 05/15/2051		3,800	3,690
1.884% due 07/15/2050		21,000	20,842

SBL Holdings, Inc.
5.900% due 09/26/2028		2,700	2,712

Sixth Street Lending Partners
5.750% due 01/15/2030		4,300	4,373
6.125% due 07/15/2030		9,600	9,930
6.500% due 03/11/2029		8,600	8,943

Standard Chartered Bank
4.853% due 12/03/2027		5,000	5,092

Standard Chartered PLC
3.603% due 01/12/2033 •		8,100	7,491

Stifel Financial Corp.
4.000% due 05/15/2030		9,800	9,609

Store Capital LLC
2.700% due 12/01/2031		3,800	3,335
2.750% due 11/18/2030		3,200	2,911
5.400% due 04/30/2030		5,300	5,400

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,084
2.750% due 01/15/2030		4,700	4,411
5.424% due 07/09/2031		6,500	6,823
5.464% due 01/13/2026		6,372	6,395
5.558% due 07/09/2034		9,400	9,922
5.632% due 01/15/2035		36,000	38,218

Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,250
4.200% due 04/15/2032		7,765	7,528

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(c)(d)		1,139	171

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(c)(d)		1,142	176

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(c)(d)		2,290	349

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(c)(d)		3,443	534

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(c)(d)		3,451	535

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(c)(d)		1,625	250

Synchrony Financial
3.700% due 08/04/2026		4,100	4,075

Tesco Property Finance 4 PLC
5.801% due 10/13/2040	GBP	5,610	7,514

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		3,076	4,058

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$1,000	1,043
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		500	521
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		300	306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Truist Financial Corp.
7.161% due 10/30/2029 •		$5,800	$6,283

Trust Fibra Uno
4.869% due 01/15/2030 (n)		1,800	1,766
4.869% due 01/15/2030		250	245
6.390% due 01/15/2050		1,700	1,570
6.950% due 01/30/2044		1,983	1,970

U.S. Bancorp
6.787% due 10/26/2027 •		32,650	33,529

UBS AG
1.250% due 08/07/2026		2,700	2,640
7.500% due 02/15/2028		7,500	8,076

UBS Group AG
1.494% due 08/10/2027 •		11,100	10,840
2.095% due 02/11/2032 •		7,600	6,708
2.746% due 02/11/2033 •		4,500	4,014
4.151% due 12/23/2029 •		20,000	19,958
4.194% due 04/01/2031 •		14,600	14,437
5.428% due 02/08/2030 •		12,000	12,400
5.617% due 09/13/2030 •		15,100	15,775
6.246% due 09/22/2029 •		12,800	13,507
6.537% due 08/12/2033 •		12,650	13,958
7.000% due 02/05/2035 •(j)(k)		7,000	7,143
9.016% due 11/15/2033 •		18,850	23,625
9.250% due 11/13/2028 •(j)(k)		7,000	7,740

UDR, Inc.
3.500% due 01/15/2028		7,425	7,318

UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,555
7.500% due 06/03/2026 •(j)(k)	EUR	11,000	13,318

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (c)		$2,562	77

Unum Group
6.000% due 06/15/2054		1,900	1,926

Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,450	1,463

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

VICI Properties LP
5.125% due 11/15/2031		4,100	4,162
5.125% due 05/15/2032		12,600	12,729
5.625% due 04/01/2035		2,000	2,049
5.750% due 04/01/2034		7,700	8,005
6.125% due 04/01/2054		3,000	3,046

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		18,650	18,220
4.125% due 08/15/2030		12,531	12,115
4.500% due 01/15/2028		1,400	1,399
4.625% due 12/01/2029		2,400	2,377
5.750% due 02/01/2027		1,650	1,671

Voya Financial, Inc.
5.000% due 09/20/2034		14,800	14,728

Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	29,898
3.000% due 04/22/2026		21,809	21,685
3.196% due 06/17/2027 •		10,670	10,596
3.526% due 03/24/2028 •		15,000	14,868
3.584% due 05/22/2028 •		38,906	38,562
4.892% due 09/15/2036 •		14,900	14,876
5.198% due 01/23/2030 •		9,800	10,095
5.244% due 01/24/2031 •		7,300	7,554
5.376% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,475
5.557% due 07/25/2034 •		14,300	15,026
5.574% due 07/25/2029 •		17,400	18,036

Western-Southern Global Funding
4.500% due 07/16/2028		4,300	4,332

Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	8,251
4.750% due 05/15/2026		7,734	7,756
7.350% due 07/01/2026		2,000	2,043
7.375% due 03/15/2032		5,657	6,484

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297

86	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WP Carey, Inc.
4.250% due 10/01/2026		$6,446	$6,449

			4,114,958

INDUSTRIALS 29.1%

7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,935
1.800% due 02/10/2031		26,000	22,607

AbbVie, Inc.
4.250% due 11/21/2049		6,700	5,649
5.050% due 03/15/2034		8,000	8,235
5.200% due 03/15/2035		6,000	6,212
5.350% due 03/15/2044		11,869	11,941
5.400% due 03/15/2054		4,200	4,179

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		3,075	3,049

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,968
4.500% due 09/11/2034		5,000	4,966

Adventist Health System
2.952% due 03/01/2029		3,000	2,834

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	3,051

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	3,000	3,258

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,465	3,287
3.600% due 09/15/2028		2,464	2,429
5.250% due 10/01/2030		2,596	2,658

Aker BP ASA
3.100% due 07/15/2031		12,898	11,800
3.750% due 01/15/2030		4,100	3,961

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		6,810	6,826

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,673

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		400	395

Altice France SA
3.375% due 01/15/2028	EUR	2,500	2,532
5.125% due 07/15/2029		$5,900	5,068

Amcor Flexibles North America, Inc.
5.100% due 03/17/2030		2,761	2,825

Amdocs Ltd.
2.538% due 06/15/2030		14,850	13,613

American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,675	2,575
3.150% due 08/15/2033		17,310	16,247
3.200% due 12/15/2029		6,045	5,860
3.350% due 04/15/2031		11,740	11,338
3.375% due 11/01/2028		1,349	1,327
3.575% due 07/15/2029		2,099	2,059
3.650% due 08/15/2030		3,015	2,934
3.700% due 04/01/2028		4,445	4,420

Amgen, Inc.
4.400% due 02/22/2062		2,500	2,003
4.663% due 06/15/2051		7,254	6,341
5.150% due 03/02/2028		5,500	5,629
5.250% due 03/02/2030		9,929	10,295
5.250% due 03/02/2033		21,900	22,692
5.600% due 03/02/2043		33,650	34,115
5.750% due 03/02/2063		25,100	25,060

Apple, Inc.
1.650% due 05/11/2030		1,450	1,311
4.100% due 08/08/2062		4,100	3,319
4.850% due 05/10/2053		11,730	11,416

Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,372
4.250% due 11/01/2029		3,300	3,256
5.800% due 04/15/2034		3,900	4,089

Astrazeneca Finance LLC
4.900% due 02/26/2031		11,600	11,983

Bacardi Ltd.
5.150% due 05/15/2038		10,500	9,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		$3,200	$2,319

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		55,000	54,815

Bayer U.S. Finance LLC
6.375% due 11/21/2030		7,700	8,232
6.500% due 11/21/2033		700	755

BCP V Modular Services Finance II PLC
6.500% due 07/10/2031	EUR	3,000	3,302

Becton Dickinson & Co.
3.828% due 06/07/2032		10,000	12,063
5.081% due 06/07/2029		$13,100	13,456

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	7,000	8,375

Beignet
6.850% due 06/01/2049 «(b)		$127,100	127,100

Berry Global, Inc.
1.570% due 01/15/2026		7,400	7,337
4.875% due 07/15/2026		1,722	1,722

Block, Inc.
3.500% due 06/01/2031		1,300	1,211
5.625% due 08/15/2030		1,100	1,115
6.500% due 05/15/2032		13,329	13,806

BMW U.S. Capital LLC
4.500% due 08/11/2030		7,600	7,614
4.650% due 03/19/2027		2,000	2,017
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		10,000	10,058

Boeing Co.
2.196% due 02/04/2026		20,368	20,216
2.950% due 02/01/2030		375	353
3.200% due 03/01/2029		185	179
3.250% due 02/01/2028		365	357
3.550% due 03/01/2038		175	145
3.625% due 02/01/2031		3,500	3,355
5.150% due 05/01/2030		8,000	8,212
5.705% due 05/01/2040		21,000	21,441
5.805% due 05/01/2050		46,400	46,387
5.930% due 05/01/2060		30,000	29,993
6.259% due 05/01/2027		2,400	2,470
6.298% due 05/01/2029		24,823	26,350

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		600	589
5.950% due 08/04/2033		7,606	7,992

Boston Scientific Corp.
2.650% due 06/01/2030		4,000	3,743

British Airways Pass-Through Trust
3.300% due 06/15/2034		7,554	7,157
4.250% due 05/15/2034		1,176	1,149

Broadcom, Inc.
2.450% due 02/15/2031		21,400	19,470
2.600% due 02/15/2033		3,800	3,337
3.137% due 11/15/2035		22,839	19,768
3.187% due 11/15/2036		24,922	21,278
3.469% due 04/15/2034		4,000	3,652
4.926% due 05/15/2037		37,864	37,779

Burberry Group PLC
5.750% due 06/20/2030	GBP	6,296	8,511

CAB SELAS
3.375% due 02/01/2028 (n)	EUR	1,102	1,217

Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,736
3.402% due 01/15/2038		10,600	9,196

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	591
5.400% due 12/15/2034		8,000	8,152
5.850% due 02/01/2035		6,419	6,705
6.250% due 03/15/2038		6,997	7,472
6.450% due 06/30/2033		2,101	2,278

Canadian Pacific Railway Co.
2.450% due 12/02/2031		10,400	9,264
4.950% due 08/15/2045		1,631	1,533
6.125% due 09/15/2115		10,000	10,330

Carnival Corp.
4.000% due 08/01/2028		12,200	12,033
5.750% due 03/15/2030		9,350	9,552
5.750% due 08/01/2032		4,400	4,483

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	$10,100	$9,913
5.100% due 03/01/2030	6,000	6,108

Centene Corp.
2.450% due 07/15/2028	3,500	3,255
2.500% due 03/01/2031	13,535	11,668
2.625% due 08/01/2031	17,620	15,148
3.000% due 10/15/2030	10,819	9,674
3.375% due 02/15/2030	900	829
4.625% due 12/15/2029	12,416	12,046

CGI, Inc.
4.950% due 03/14/2030	4,450	4,532

Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032	7,662	6,558
3.700% due 04/01/2051	5,000	3,301
3.850% due 04/01/2061	23,000	14,347
3.900% due 06/01/2052	13,500	9,150
3.950% due 06/30/2062	2,200	1,393
4.800% due 03/01/2050	5,400	4,280
5.125% due 07/01/2049	17,200	14,232
5.375% due 05/01/2047	6,985	6,041
5.750% due 04/01/2048	15,890	14,413
5.850% due 12/01/2035	7,500	7,574
6.100% due 06/01/2029	129	135

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,364
3.700% due 11/15/2029	47,274	45,958
5.125% due 06/30/2027	19,335	19,549

Cheniere Energy Partners LP
5.550% due 10/30/2035	5,000	5,111
5.750% due 08/15/2034	6,200	6,449

Choice Hotels International, Inc.
3.700% due 12/01/2029	2,787	2,663
5.850% due 08/01/2034	2,350	2,405

Chord Energy Corp.
6.750% due 03/15/2033	1,200	1,217

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	4,241
6.000% due 01/15/2029	1,200	1,166

Cigna Group
2.375% due 03/15/2031	6,278	5,650

Comcast Corp.
2.800% due 01/15/2051	22,300	13,625

Conagra Brands, Inc.
1.375% due 11/01/2027	400	377
4.850% due 11/01/2028	9,545	9,647

Constellation Brands, Inc.
3.700% due 12/06/2026	1,008	1,003
4.800% due 01/15/2029	1,400	1,423

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(m)	5,004	5,164

Coterra Energy, Inc.
5.600% due 03/15/2034	2,315	2,381

Crown Castle Towers LLC
4.241% due 07/15/2048	11,900	11,769

CSL Finance PLC
4.050% due 04/27/2029	4,500	4,489

CVS Health Corp.
3.000% due 08/15/2026	375	371
4.780% due 03/25/2038	3,850	3,610
5.000% due 01/30/2029	18,400	18,766
5.050% due 03/25/2048	20,700	18,434
5.450% due 09/15/2035	9,300	9,468
5.625% due 02/21/2053	2,544	2,419
5.700% due 06/01/2034	5,300	5,533
5.875% due 06/01/2053	15,090	14,837
6.000% due 06/01/2044	1,600	1,624
6.050% due 06/01/2054	8,200	8,300
6.200% due 09/15/2055	2,600	2,678
6.250% due 09/15/2065	3,500	3,563

CVS Pass-Through Trust
4.163% due 08/11/2036	259	244
5.789% due 01/10/2026	4	4
5.926% due 01/10/2034	267	271
6.036% due 12/10/2028	2,069	2,112
8.353% due 07/10/2031	227	248

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DAE Funding LLC
3.375% due 03/20/2028	$6,300	$6,103

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	6,050	6,085
6.020% due 06/15/2026	5,942	5,991

Delta Air Lines, Inc.
3.750% due 10/28/2029	2,500	2,431
7.375% due 01/15/2026	33,801	33,965

Diamondback Energy, Inc.
5.400% due 04/18/2034	7,900	8,068
5.750% due 04/18/2054	8,300	7,995

DISH DBS Corp.
5.250% due 12/01/2026	750	738

DT Midstream, Inc.
5.800% due 12/15/2034	2,400	2,476

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,094
3.900% due 11/15/2049	3,700	2,745

Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,725

Elevance Health, Inc.
3.650% due 12/01/2027	8,806	8,745
5.200% due 02/15/2035	1,700	1,733
5.700% due 02/15/2055	3,300	3,268

Eli Lilly & Co.
4.600% due 08/14/2034	7,400	7,432

Embraer Netherlands Finance BV
5.980% due 02/11/2035	1,000	1,062

Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,604
4.250% due 12/01/2026	3,300	3,302
5.625% due 04/05/2034	4,500	4,699
5.700% due 03/08/2033	9,600	10,106

Energy Transfer LP
3.900% due 07/15/2026	5,861	5,850
4.950% due 06/15/2028	6,200	6,308
5.350% due 05/15/2045	2,600	2,387
5.600% due 09/01/2034	7,500	7,701
5.700% due 04/01/2035	7,900	8,162
5.750% due 02/15/2033	4,600	4,824
5.800% due 06/15/2038	6,230	6,357
5.950% due 05/15/2054	9,000	8,722
6.050% due 09/01/2054	18,700	18,374
6.200% due 04/01/2055	4,800	4,832
6.500% due 02/01/2042	3,600	3,815
6.625% due 10/15/2036	206	225
7.500% due 07/01/2038	4,302	5,011

Eni SpA
5.950% due 05/15/2054	14,200	14,205

Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,241
5.150% due 09/15/2034	9,000	9,197
5.350% due 03/15/2034	3,267	3,394

Enterprise Products Operating LLC
4.450% due 02/15/2043	6,890	6,092
4.950% due 02/15/2035	7,900	7,969
5.200% due 01/15/2036	18,600	18,913
5.700% due 02/15/2042	2,002	2,063
7.433% (TSFR3M + 3.248%) due 08/16/2077 ~	7,651	7,657

EQT Corp.
4.500% due 01/15/2029	3,235	3,236
4.750% due 01/15/2031	6,300	6,290
5.750% due 02/01/2034	3,100	3,246

Essent Group Ltd.
6.250% due 07/01/2029	6,600	6,918

Expand Energy Corp.
5.700% due 01/15/2035	16,800	17,279
6.750% due 04/15/2029	1,261	1,274

FactSet Research Systems, Inc.
2.900% due 03/01/2027	10,000	9,823

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	995
6.150% due 10/01/2038	1,600	1,737

Fiserv, Inc.
3.500% due 07/01/2029	3,000	2,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.200% due 10/01/2028		$4,905	$4,907
5.250% due 08/11/2035		31,000	31,342

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	33,969

Flex Ltd.
4.875% due 06/15/2029		8,100	8,187
5.250% due 01/15/2032		3,400	3,488

Fox Corp.
4.709% due 01/25/2029		5,000	5,065
6.500% due 10/13/2033		6,600	7,269

Freeport Minerals Corp.
9.500% due 06/01/2031		200	243

Gatwick Funding Ltd.
6.125% due 03/02/2028	GBP	6,200	8,406

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		$2,800	2,841
7.125% due 06/10/2035 •(j)		1,300	1,345

Global Payments, Inc.
3.200% due 08/15/2029		6,072	5,768
4.875% due 03/17/2031	EUR	1,300	1,605

goeasy Ltd.
9.250% due 12/01/2028		$400	418

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,261
6.103% due 08/23/2042		8,000	8,421
6.129% due 02/23/2038		1,700	1,811

Grifols SA
7.500% due 05/01/2030 (m)	EUR	8,000	9,923

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$4,802	4,754
3.375% due 03/24/2029		1,700	1,655

HCA, Inc.
3.500% due 09/01/2030		5,000	4,777
3.500% due 07/15/2051		4,500	3,081
3.625% due 03/15/2032		2,700	2,534
4.125% due 06/15/2029		6,800	6,743
4.625% due 03/15/2052		2,400	1,983
5.125% due 06/15/2039		1,000	964
5.450% due 09/15/2034		1,100	1,129
5.500% due 06/01/2033		19,000	19,747
5.625% due 09/01/2028		11,500	11,868
5.750% due 03/01/2035		16,406	17,160
5.875% due 02/01/2029		1,500	1,562
5.900% due 06/01/2053		5,200	5,138
5.950% due 09/15/2054		8,000	7,988

Heathrow Finance PLC
4.125% due 09/01/2029 þ	GBP	3,200	4,012

Heathrow Funding Ltd.
6.450% due 12/10/2033		2,100	3,012

HEICO Corp.
5.250% due 08/01/2028		$2,000	2,054
5.350% due 08/01/2033		1,900	1,972

Hess Corp.
7.875% due 10/01/2029		3,600	4,084

Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033		2,400	2,434

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		400	408

Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,050
5.375% due 12/15/2031		4,700	4,808

Hyundai Capital America
1.500% due 06/15/2026		11,500	11,283
4.850% due 03/25/2027		4,000	4,032

Illumina, Inc.
4.650% due 09/09/2026		1,300	1,306
5.750% due 12/13/2027		395	406

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	1,000	1,275

Imperial Brands Finance PLC
6.125% due 07/27/2027		$6,000	6,193

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,500	4,762

IQVIA, Inc.
5.700% due 05/15/2028		1,988	2,054

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		$3,000	$3,118

Jabil, Inc.
5.450% due 02/01/2029		2,200	2,271

JDE Peet’s NV
4.500% due 01/23/2034	EUR	3,700	4,538

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$19,000	19,287

JetBlue Pass-Through Trust
2.750% due 11/15/2033		6,073	5,393

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,554
7.400% due 03/15/2031		500	571
7.500% due 11/15/2040		5,500	6,475

Kinder Morgan, Inc.
3.600% due 02/15/2051		2,000	1,408
5.200% due 06/01/2033		6,900	7,068
5.300% due 12/01/2034		1,000	1,021
7.750% due 01/15/2032		16,050	18,673

Kodiak Gas Services LLC
7.250% due 02/15/2029		800	831

Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,217
6.500% due 02/09/2040		1,258	1,364
6.875% due 01/26/2039		13,500	15,071
7.125% due 08/01/2039		7,120	8,128

Las Vegas Sands Corp.
3.900% due 08/08/2029		4,050	3,920
6.000% due 08/15/2029		57,275	59,678
6.200% due 08/15/2034		24,685	25,847

Leidos, Inc.
2.300% due 02/15/2031		16,750	14,950
4.375% due 05/15/2030		4,100	4,089

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		2,500	2,232

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		13,841	13,539

Lockheed Martin Corp.
4.300% due 06/15/2062		14,400	11,663
4.800% due 08/15/2034		4,516	4,571

Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	7,746

Marathon Petroleum Corp.
5.150% due 03/01/2030		3,550	3,650

Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,993
4.500% due 10/01/2034		6,099	5,966
4.625% due 06/15/2030		6,100	6,164
5.250% due 10/15/2035		1,700	1,716

Mars, Inc.
5.200% due 03/01/2035		4,300	4,397
5.650% due 05/01/2045		8,300	8,425
5.700% due 05/01/2055		1,500	1,521

Marvell Technology, Inc.
1.650% due 04/15/2026		7,676	7,565
4.875% due 06/22/2028		100	102

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	128

McDonald’s Corp.
2.625% due 09/01/2029		4,350	4,123
3.800% due 04/01/2028		225	224
4.600% due 05/15/2030		1,070	1,087

MDC Holdings, Inc.
3.966% due 08/06/2061		200	134

Meta Platforms, Inc.
4.750% due 08/15/2034		2,100	2,128
5.550% due 08/15/2064		8,500	8,444
5.600% due 05/15/2053		6,500	6,598

Micron Technology, Inc.
4.663% due 02/15/2030		950	959
5.300% due 01/15/2031		2,100	2,174
5.327% due 02/06/2029		6,400	6,596

Mitchells & Butlers Finance PLC
4.555% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	360	473

88	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Motorola Solutions, Inc.
4.600% due 05/23/2029		$1,750	$1,769

MPLX LP
4.900% due 04/15/2058		2,600	2,165
4.950% due 03/14/2052		4,100	3,501
5.400% due 04/01/2035		21,500	21,685

MSCI, Inc.
3.250% due 08/15/2033		10,400	9,298
3.875% due 02/15/2031		1,500	1,438

National Football League
5.250% due 10/05/2034 «(m)		6,800	6,972
5.420% due 10/05/2037 «(m)		2,300	2,368

National Grid Electricity Transmission PLC
2.000% due 04/17/2040	GBP	1,400	1,164

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	14,451
4.875% due 06/15/2030		$900	925

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,031	2,020

NFL Football Club Term Notes
5.250% due 10/05/2034 «(m)		12,600	12,742
5.420% due 10/05/2037 «(m)		4,600	4,663

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		12,410	12,185

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,983

Northrop Grumman Corp.
7.750% due 03/15/2026		102	104

NTT Finance Corp.
5.171% due 07/16/2032		15,300	15,674

NVR, Inc.
3.000% due 05/15/2030		35,314	33,391

NXP BV/NXP Funding LLC
5.350% due 03/01/2026		4,800	4,809

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026		6,700	6,684

Occidental Petroleum Corp.
6.200% due 03/15/2040		3,260	3,316
6.625% due 09/01/2030		10,000	10,722
8.875% due 07/15/2030		17,067	19,731

ONEOK Partners LP
6.125% due 02/01/2041		1,700	1,748
6.200% due 09/15/2043		3,450	3,548

Oracle Corp.
2.300% due 03/25/2028		3,200	3,060
2.875% due 03/25/2031		13,900	12,767
3.950% due 03/25/2051		5,300	3,943
4.000% due 07/15/2046		11,000	8,574
4.000% due 11/15/2047		3,700	2,869
4.100% due 03/25/2061		16,600	11,965
4.900% due 02/06/2033		4,300	4,340
5.200% due 09/26/2035		10,000	10,059
5.500% due 08/03/2035		24,100	24,810
5.500% due 09/27/2064		21,900	20,072
6.000% due 08/03/2055		7,300	7,334

Paramount Global
3.700% due 06/01/2028		4,100	4,012
6.875% due 04/30/2036		9,000	9,551

Permian Resources Operating LLC
6.250% due 02/01/2033		5,600	5,708

Petroleos Mexicanos
5.350% due 02/12/2028		6,200	6,178
6.700% due 02/16/2032		12,251	12,148

Philip Morris International, Inc.
3.375% due 08/15/2029		4,500	4,376
4.375% due 04/30/2030		860	864
5.250% due 02/13/2034		7,900	8,161
5.375% due 02/15/2033		6,000	6,268
5.625% due 11/17/2029		14,714	15,487
5.750% due 11/17/2032		11,500	12,261

Pioneer Natural Resources Co.
7.200% due 01/15/2028		4,497	4,788

Plains All American Pipeline LP
5.950% due 06/15/2035		4,100	4,281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qatarenergy LNG S3
5.838% due 09/30/2027		$309	$314

Quanta Services, Inc.
2.350% due 01/15/2032		4,600	4,040

RELX Capital, Inc.
4.750% due 03/27/2030		100	102

Renesas Electronics Corp.
2.170% due 11/25/2026		3,200	3,119

Revvity, Inc.
3.300% due 09/15/2029		300	287

Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028		6,700	6,594
5.375% due 01/15/2036 (b)		7,500	7,547
5.500% due 04/01/2028		15,200	15,499
5.625% due 09/30/2031		3,700	3,775

Royalty Pharma PLC
1.750% due 09/02/2027		9,450	9,031
4.450% due 03/25/2031		4,000	3,968

RTX Corp.
4.125% due 11/16/2028		600	600
5.375% due 02/27/2053		13,300	13,021
6.100% due 03/15/2034		15,900	17,417
6.400% due 03/15/2054		4,200	4,702
7.200% due 08/15/2027		125	132

S&P Global, Inc.
4.250% due 05/01/2029		5,542	5,569

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		6,500	6,526
5.875% due 06/30/2026		3,003	3,013

Santos Finance Ltd.
3.649% due 04/29/2031		20,600	19,242
5.250% due 03/13/2029		5,000	5,073
6.875% due 09/19/2033		17,900	19,709

Saudi Arabian Oil Co.
2.250% due 11/24/2030		1,000	905
5.250% due 07/17/2034 (n)		2,400	2,472

Schlumberger Holdings Corp.
5.000% due 06/01/2034		6,900	6,973

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	416

South Bow USA Infrastructure Holdings LLC
5.584% due 10/01/2034		6,517	6,555

South West Water Finance PLC
5.750% due 12/11/2032	GBP	6,650	9,123

Southern Co.
4.850% due 03/15/2035		$13,400	13,272

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,778
4.600% due 06/15/2028		16,831	16,824
9.750% due 11/15/2030		2,500	2,753

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		240	224
3.650% due 08/15/2031		780	713
4.100% due 10/01/2029		2,030	1,929

Starbucks Corp.
4.800% due 05/15/2030		1,700	1,736

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		100	105

Stryker Corp.
1.950% due 06/15/2030		20,594	18,618
4.250% due 09/11/2029		630	632
4.625% due 09/11/2034		6,300	6,272
4.850% due 12/08/2028		8,000	8,198
4.850% due 02/10/2030		10,000	10,252
5.200% due 02/10/2035		1,600	1,651

Synopsys, Inc.
4.550% due 04/01/2027		11,500	11,574
4.850% due 04/01/2030		1,400	1,426
5.150% due 04/01/2035		10,000	10,177

Synthos SA
2.500% due 06/07/2028	EUR	5,760	6,442

T-Mobile USA, Inc.
2.050% due 02/15/2028		$10,500	10,012
2.550% due 02/15/2031		16,800	15,270
2.625% due 02/15/2029		600	570

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/15/2041		$32,700	$24,586
3.300% due 02/15/2051		40,000	27,284
3.400% due 10/15/2052		4,600	3,154
3.600% due 11/15/2060		5,700	3,876
3.875% due 04/15/2030		28,342	27,800
5.050% due 07/15/2033		2,000	2,044
5.250% due 06/15/2055		20,500	19,099
5.650% due 01/15/2053		4,800	4,746
5.750% due 01/15/2054		5,200	5,203
5.800% due 09/15/2062		2,400	2,416

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027		3,600	3,573

Tapestry, Inc.
5.100% due 03/11/2030		6,500	6,651
5.500% due 03/11/2035		7,100	7,257

Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,802
4.950% due 04/15/2052		8,000	6,856
6.150% due 03/01/2029		8,300	8,749

TCI Communications, Inc.
7.875% due 02/15/2026		600	608

TD SYNNEX Corp.
2.375% due 08/09/2028		14,300	13,577
2.650% due 08/09/2031		8,700	7,811

TDF Infrastructure SASU
1.750% due 12/01/2029	EUR	1,600	1,774

Teva Pharmaceutical Finance Netherlands III BV
8.125% due 09/15/2031		$575	658

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,005	3,013

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	20,117	16,654
5.500% due 02/11/2043	GBP	1,000	945
6.500% due 02/09/2034		200	191

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		136	158

Time Warner Cable LLC
4.500% due 09/15/2042		$4,000	3,216

Times Square Hotel Trust
8.528% due 08/01/2026		85	85

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,767
7.850% due 02/01/2026		12,066	12,091

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		2,850	2,581

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		931	917

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (c)		3,061	566

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 (c)		1,449	1,115

United Airlines Pass-Through Trust
2.700% due 11/01/2033		757	696
2.875% due 04/07/2030		13,620	12,991
3.100% due 01/07/2030		841	813
3.100% due 04/07/2030		3,180	3,020
3.450% due 01/07/2030		2,427	2,332
3.500% due 09/01/2031		1,100	1,057
3.700% due 09/01/2031		2,407	2,265
4.150% due 02/25/2033		7,614	7,446
5.450% due 08/15/2038		9,848	10,165
5.875% due 04/15/2029		11,838	12,177

UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,548
4.950% due 01/15/2032		10,093	10,345
5.150% due 07/15/2034		15,200	15,606
5.200% due 04/15/2063		23,860	21,865
5.500% due 07/15/2044		11,000	11,027
5.625% due 07/15/2054		5,000	4,976
5.750% due 07/15/2064		5,000	4,982
5.875% due 02/15/2053		2,500	2,572

Vale Overseas Ltd.
6.400% due 06/28/2054		4,100	4,219

Var Energi ASA
5.500% due 05/04/2029	EUR	500	631
8.000% due 11/15/2032		$6,200	7,204

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$17,500	$16,786
3.875% due 11/01/2033		11,000	9,919
4.125% due 08/15/2031		13,000	12,279
6.250% due 01/15/2030		8,950	9,340

Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	12,245
8.375% due 06/01/2031		2,500	2,627

Viking Cruises Ltd.
5.875% due 10/15/2033 (b)		500	501

Viper Energy Partners LLC
5.700% due 08/01/2035		6,300	6,409

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	9,900	12,414
5.250% due 05/15/2029		1,000	1,317

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,200	5,753
5.625% due 04/15/2032	EUR	14,000	16,912

VMware LLC
2.200% due 08/15/2031		$3,300	2,912
3.900% due 08/21/2027		13,435	13,389
4.650% due 05/15/2027		6,438	6,444
4.700% due 05/15/2030		24,482	24,793

VOC Escrow Ltd.
5.000% due 02/15/2028		6,000	5,988

Vulcan Materials Co.
4.950% due 12/01/2029		105	108

Walt Disney Co.
7.700% due 10/30/2025		153	153

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		392	293

Weatherford International Ltd.
6.750% due 10/15/2033 (b)		2,200	2,203

Weir Group, Inc.
5.350% due 05/06/2030		5,300	5,454

Wessex Water Services Finance PLC
1.500% due 09/17/2029	GBP	4,750	5,570

Western Midstream Operating LP
5.450% due 11/15/2034		$9,900	9,920

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	16,159

Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,422
5.600% due 03/15/2035		19,400	20,144

Woodside Finance Ltd.
3.700% due 09/15/2026		11,375	11,310
3.700% due 03/15/2028		6,100	6,008
4.500% due 03/04/2029		2,300	2,299
5.100% due 09/12/2034		5,400	5,361
5.400% due 05/19/2030		9,700	9,963
5.700% due 09/12/2054		5,000	4,793

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		9,400	9,552

Yellowstone Energy LP
5.750% due 12/31/2026		959	948

Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	12,200	12,685
6.375% due 08/19/2039		5,000	6,628

Zoetis, Inc.
2.000% due 05/15/2030		$7,000	6,368

			3,765,849

UTILITIES 8.7%

AEP Texas, Inc.
5.700% due 05/15/2034		1,000	1,041
6.650% due 02/15/2033		2,425	2,676

AES Corp.
3.950% due 07/15/2030		5,200	5,027
5.450% due 06/01/2028		2,400	2,459
5.800% due 03/15/2032		7,700	7,976
6.950% due 07/15/2055 •		2,700	2,656
7.600% due 01/15/2055 •		12,550	13,028

Alliant Energy Finance LLC
3.600% due 03/01/2032		1,500	1,389

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		$6,200	$6,014

Anglian Water Services Financing PLC
5.750% due 06/07/2043	GBP	9,000	10,938
6.000% due 06/20/2039		1,400	1,824

Appalachian Power Co.
3.700% due 05/01/2050		$3,000	2,187

Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,525
3.350% due 05/15/2050		3,750	2,643
5.500% due 09/01/2035		4,300	4,414

AT&T, Inc.
2.750% due 06/01/2031		16,200	14,853
3.500% due 06/01/2041		36,300	29,034
3.550% due 09/15/2055		23,160	15,973
3.650% due 06/01/2051		25,700	18,598
3.650% due 09/15/2059		30,575	20,921
3.850% due 06/01/2060		25,750	18,325

Atlantic City Electric Co.
4.000% due 10/15/2028		4,600	4,596

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		1,850	1,584

Black Hills Corp.
2.500% due 06/15/2030		10,400	9,585
3.875% due 10/15/2049		5,500	4,148
6.000% due 01/15/2035		11,850	12,626
6.150% due 05/15/2034		4,200	4,495

Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035		200	210

CenterPoint Energy Houston Electric LLC
5.050% due 03/01/2035		2,600	2,630

Clearway Energy Operating LLC
3.750% due 02/15/2031		3,500	3,215

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028		4,200	4,127

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,175
6.055% due 08/15/2026		2,000	2,027

Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,659
6.500% due 10/01/2053		10,000	11,156

Dominion Energy, Inc.
2.250% due 08/15/2031		3,500	3,099

DTE Energy Co.
2.950% due 03/01/2030		2,441	2,296
3.400% due 06/15/2029		2,387	2,309
5.100% due 03/01/2029		3,100	3,178

Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,584
6.050% due 04/15/2038		1,227	1,336

Duke Energy Progress LLC
5.050% due 03/15/2035		7,600	7,728

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027		15,400	15,094

DWR Cymru Financing U.K. PLC
2.500% due 03/31/2036	GBP	7,930	7,886

Edison International
5.450% due 06/15/2029		$1,700	1,714
5.750% due 06/15/2027		10,020	10,141
6.250% due 03/15/2030		3,100	3,225
8.125% due 06/15/2053 •(n)		4,400	4,503

Emera U.S. Finance LP
4.750% due 06/15/2046		6,300	5,444

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		714	707

Enel Finance International NV
2.125% due 07/12/2028		8,000	7,559
2.500% due 07/12/2031		5,600	5,003

Entergy Corp.
1.900% due 06/15/2028		5,900	5,567
3.750% due 06/15/2050		1,000	740

Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,309
5.550% due 09/15/2054		2,775	2,732
5.800% due 09/01/2053		800	814

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EP Infrastructure AS
1.816% due 03/02/2031	EUR	2,200	$2,333

EPH Financing International AS
5.875% due 11/30/2029		4,900	6,203
6.651% due 11/13/2028		3,900	4,983

Evergy Metro, Inc.
2.250% due 06/01/2030		$400	367

Eversource Energy
5.500% due 01/01/2034		1,100	1,137

Fells Point Funding Trust
3.046% due 01/31/2027		11,500	11,318

FirstEnergy Transmission LLC
5.000% due 01/15/2035		5,500	5,510

FORESEA Holding SA
7.500% due 06/15/2030		1,905	1,866

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		18,600	13,676

Georgia Power Co.
3.250% due 03/15/2051		3,200	2,243
3.700% due 01/30/2050		4,200	3,216

Interstate Power & Light Co.
4.950% due 09/30/2034		2,500	2,488

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,351
5.750% due 04/01/2034		5,700	5,846

Jersey Central Power & Light Co.
4.300% due 01/15/2026		7,491	7,490
4.400% due 01/15/2031		4,700	4,686

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,500	2,498

MidAmerican Energy Co.
3.150% due 04/15/2050		500	344
4.250% due 05/01/2046		1,800	1,534
5.300% due 02/01/2055		3,800	3,709
5.350% due 01/15/2034		2,100	2,197

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		3,155	3,170

Mississippi Power Co.
3.950% due 03/30/2028		14,645	14,644

Narragansett Electric Co.
5.350% due 05/01/2034		300	309

National Grid PLC
5.602% due 06/12/2028		6,000	6,214
5.809% due 06/12/2033		5,500	5,867

Nevada Power Co.
5.450% due 05/15/2041		4,059	4,104

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	10,200	7,449
4.670% due 06/12/2035		16,700	12,374
4.800% due 12/01/2077 •		$4,300	4,170
6.750% due 06/15/2054 •		8,000	8,625

Northumbrian Water Finance PLC
5.625% due 04/29/2033	GBP	1,800	2,405

NRG Energy, Inc.
2.450% due 12/02/2027		$1,000	959

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (c)		2,338	1,543

OI SA (8.500% PIK)
8.500% due 12/31/2028 (c)		5,022	151

ONEOK, Inc.
4.550% due 07/15/2028		5,671	5,720
4.950% due 07/13/2047		9,972	8,685
5.050% due 11/01/2034		61,400	60,579
5.200% due 07/15/2048		3,885	3,475
6.625% due 09/01/2053		7,400	7,877

Pacific Gas & Electric Co.
2.500% due 02/01/2031		7,500	6,685
3.000% due 06/15/2028		5,400	5,208
3.150% due 01/01/2026		10,801	10,767
3.250% due 06/01/2031		1,600	1,472
3.300% due 12/01/2027		22,816	22,335
3.300% due 08/01/2040		2,700	2,048
3.500% due 08/01/2050		13,050	8,917
3.750% due 07/01/2028		15,079	14,814

90	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 08/15/2042		$2,600	$1,986
4.250% due 03/15/2046		2,100	1,655
4.300% due 03/15/2045		1,932	1,552
4.500% due 07/01/2040		2,800	2,438
4.500% due 12/15/2041		4,300	3,554
4.600% due 06/15/2043		4,900	4,130
4.650% due 08/01/2028		17,000	17,052
4.750% due 02/15/2044		5,700	4,889
4.950% due 07/01/2050		7,865	6,756
5.250% due 03/01/2052		13,600	12,111
5.900% due 10/01/2054		1,087	1,061
6.000% due 08/15/2035		5,000	5,237
6.100% due 10/15/2055 (b)		9,200	9,187

PacifiCorp
2.700% due 09/15/2030		1,500	1,385
2.900% due 06/15/2052		6,900	4,215
5.300% due 02/15/2031		6,200	6,432
5.350% due 12/01/2053		5,450	5,032
5.750% due 04/01/2037		8,278	8,558
5.800% due 01/15/2055		5,000	4,905
7.375% due 09/15/2055 •		9,000	9,489

Petrobras Global Finance BV
5.125% due 09/10/2030		34,400	34,042
6.250% due 01/10/2036		3,400	3,360

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		4,300	2,982
3.640% due 11/01/2046		1,500	1,127
5.100% due 02/15/2035		5,000	5,091

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~		12,700	12,740

Public Service Co. of Oklahoma
3.150% due 08/15/2051		1,500	982

Rio Oil Finance Trust
9.750% due 01/06/2027		2,894	3,000

San Diego Gas & Electric Co.
1.700% due 10/01/2030		7,800	6,890
4.100% due 06/15/2049		9,500	7,659
5.400% due 04/15/2035		5,000	5,167

SCE Recovery Funding LLC
5.112% due 12/14/2049		3,700	3,582

Sempra
3.400% due 02/01/2028		440	432
4.125% due 04/01/2052 •		4,100	3,999
6.375% due 04/01/2056 •		9,800	10,063
6.400% due 10/01/2054 •		1,500	1,535
6.875% due 10/01/2054 •		6,100	6,329

Severn Trent Utilities Finance PLC
4.000% due 03/05/2034	EUR	7,050	8,511

Southern California Edison Co.
1.200% due 02/01/2026		$7,200	7,117
2.500% due 06/01/2031		2,600	2,308
2.750% due 02/01/2032		10,500	9,239
2.950% due 02/01/2051		7,600	4,656
3.450% due 02/01/2052		8,200	5,462
3.650% due 02/01/2050		2,000	1,400
3.900% due 12/01/2041		1,100	859
3.900% due 03/15/2043		6,100	4,780
4.000% due 04/01/2047		14,900	11,289
4.400% due 09/06/2026		1,500	1,503
4.650% due 10/01/2043		600	512
4.875% due 02/01/2027		2,200	2,214
4.875% due 03/01/2049		8,468	7,170
5.250% due 03/15/2030		3,900	3,978
5.300% due 03/01/2028		8,300	8,451
5.450% due 03/01/2035		20,900	21,165
5.850% due 11/01/2027		5,400	5,542
6.650% due 04/01/2029		8,039	8,435

Southern California Gas Co.
2.550% due 02/01/2030		2,200	2,055
5.200% due 06/01/2033		8,300	8,588

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		9,700	8,486
3.250% due 06/15/2026		4,217	4,192
3.875% due 11/15/2025		2,300	2,299

Southern Power Co.
5.250% due 07/15/2043		1,000	965

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Gas Corp.
4.050% due 03/15/2032		$1,575	$1,515

Southwestern Electric Power Co.
3.250% due 11/01/2051		115	77

Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,540
6.000% due 06/01/2054		4,000	4,171

SPP-Distribucia AS
1.000% due 06/09/2031	EUR	3,600	3,687

SW Finance I PLC
7.000% due 04/16/2040	GBP	12,600	16,385
7.375% due 12/12/2041		4,800	6,430
7.750% due 10/31/2031		5,600	7,911

System Energy Resources, Inc.
5.300% due 12/15/2034		$10,700	10,777

Toledo Edison Co.
2.650% due 05/01/2028		11,334	10,763

United Utilities Water Finance PLC
3.500% due 02/27/2033	EUR	2,100	2,453

Verizon Communications, Inc.
4.780% due 02/15/2035		$2,812	2,767

Vistra Operations Co. LLC
6.000% due 04/15/2034		5,200	5,486

Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	8,766

Xcel Energy, Inc.
3.400% due 06/01/2030		240	230

			1,126,001

Total Corporate Bonds & Notes (Cost $9,195,542)			9,006,808

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (g)		605	18
0.000% due 12/31/2026 (g)		807	22
0.000% due 12/31/2027 (g)		1,009	24
0.000% due 12/31/2028 (g)		1,614	39
0.000% due 12/31/2029 (g)		1,614	38
0.000% due 12/31/2030 (g)		2,017	48
0.000% due 12/31/2031 (g)		2,017	48
0.000% due 12/31/2032 (g)		3,803	90

Total Convertible Bonds & Notes (Cost $480)			327

MUNICIPAL BONDS & NOTES 0.3%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		8,000	8,396

FLORIDA 0.1%

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034		5,000	5,215

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		9,974	10,283
5.169% due 04/01/2041		7,600	7,751

			18,034

Total Municipal Bonds & Notes (Cost $30,617)			31,645

U.S. GOVERNMENT AGENCIES 9.8%

Federal Home Loan Mortgage Corp.
4.500% due 06/01/2053 - 12/01/2053		4,057	3,942

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/01/2054 - 01/01/2055	$23,296	$23,513
6.500% due 06/01/2054	1,303	1,350

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
6.154% due 11/25/2055 «~	3,151	2,092

Federal National Mortgage Association
3.000% due 01/01/2045	111	101
3.500% due 07/01/2046	1,391	1,301
4.000% due 08/01/2049	177	169
4.500% due 11/01/2048 - 07/01/2053	31,450	30,873
6.500% due 07/01/2054 - 10/01/2054	1,379	1,428

Government National Mortgage Association REMICS
5.039% due 02/20/2074 •	2,636	2,635

Government National Mortgage Association, TBA
4.000% due 11/01/2055	93,600	88,004
4.500% due 11/01/2055	55,900	54,188
5.000% due 10/01/2055 - 11/01/2055	59,300	58,967
6.000% due 10/01/2055 - 11/01/2055	22,700	23,088

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	139,090	131,073
4.500% due 11/01/2055	420,295	407,511
5.000% due 11/01/2055	438,700	434,834

Total U.S. Government Agencies (Cost $1,269,570)		1,265,069

U.S. TREASURY OBLIGATIONS 11.6%

U.S. Treasury Bonds
1.875% due 11/15/2051	184,438	104,373
2.250% due 08/15/2049 (p)(r)	74,500	47,569
2.250% due 02/15/2052 (p)(r)	12,600	7,818
2.375% due 11/15/2049	150,000	98,186
2.500% due 02/15/2046 (p)	76,025	53,690
2.500% due 05/15/2046 (p)	91,308	64,233
2.750% due 08/15/2047	115,600	83,837
3.000% due 08/15/2048 (p)(r)	4,700	3,535
3.125% due 05/15/2048 (p)	106,300	81,996
3.375% due 11/15/2048	153,500	123,352
4.750% due 08/15/2055	151,950	152,496
4.875% due 08/15/2045	61,300	62,675

U.S. Treasury Notes
1.875% due 02/15/2032 (p)(r)	52,941	46,978
2.750% due 08/15/2032 (p)(r)	87,293	81,162
3.750% due 04/30/2027 (p)	3,500	3,505
3.875% due 06/30/2030	165,500	166,528
4.250% due 05/15/2035	210,000	211,969
4.250% due 08/15/2035	95,800	96,586

U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,714

Total U.S. Treasury Obligations (Cost $1,570,915)		1,499,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

245 Park Avenue Trust
3.508% due 06/05/2037	3,622	3,552

American Home Mortgage Assets Trust
5.093% due 10/25/2046 •	1,394	919

American Home Mortgage Investment Trust
6.195% due 11/25/2045 •	452	169

AOA Mortgage Trust
5.140% due 10/15/2038 •	10,675	10,675

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	6,908

Banc of America Alternative Loan Trust
5.750% due 11/25/2035	155	144

Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~	28,565	27,697
3.110% due 08/25/2052 «~	10,000	8,851

Banc of America Funding Trust
4.402% due 01/25/2037 •	4,371	3,776

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.630% due 10/20/2036 •	$914	$711
4.810% due 06/20/2047 •	576	477
5.041% due 06/20/2037 ~	1,855	1,652
5.072% due 05/25/2037 •	243	208
5.750% due 01/25/2037	1,962	1,677
6.000% due 03/25/2037	899	699
17.585% due 07/25/2047 •	703	1,020

Banc of America Mortgage Trust
3.907% due 10/25/2035 ~	338	272

BCAP LLC Trust
3.834% due 07/26/2036 ~	93	83
4.877% due 05/25/2047 •	425	390
6.000% due 07/26/2037 ~	82	76

Bear Stearns ALT-A Trust
4.058% due 03/25/2036 ~	115	94
4.164% due 08/25/2036 ~	808	368
4.592% due 08/25/2036 •	343	305
5.123% due 04/25/2035 ~	5,430	4,944

Bear Stearns ARM Trust
4.247% due 06/25/2047 ~	1,378	1,214

Benchmark Mortgage Trust
2.640% due 09/15/2048	1,737	1,711

BX Trust
4.899% due 04/15/2039 •	10,661	10,648
5.164% due 10/15/2036 •	7,000	6,995

Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,827	1,085

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.952% due 08/25/2037 •	237	212

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.552% due 01/25/2035 •	118	116

Citigroup Mortgage Loan Trust, Inc.
4.765% due 03/25/2037 ~	195	170

Countrywide Alternative Loan Trust
4.440% due 09/20/2046 •	450	464
4.460% due 09/20/2046 •	1,153	1,109
4.482% due 04/25/2047 •	819	723
4.622% due 05/25/2037 •	620	189
4.652% due 09/25/2046 •	1,002	981
5.500% due 07/25/2035	750	597
5.500% due 01/25/2036	705	460
5.503% due 08/25/2035 •	1,164	1,011
6.000% due 03/25/2036	763	342
6.000% due 05/25/2036	80	37
6.000% due 06/25/2037	1,388	612
6.500% due 12/25/2036	353	150

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	746	379

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	4,802	3,718

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	62	62

CSMC Trust
3.843% due 04/28/2037 ~	570	532
3.850% due 09/25/2057 ~	435	421
3.885% due 05/27/2037 ~	2,599	1,739
4.000% due 06/26/2037 ~	944	922

CSWF Corp.
5.332% due 06/15/2034 •	463	449

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,244

DROP Mortgage Trust
5.414% due 10/15/2043 •	5,000	4,862

Extended Stay America Trust
5.344% due 07/15/2038 •	47,645	47,682

GSR Mortgage Loan Trust
4.712% due 08/25/2046 •	19,296	4,004

HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~	553	222
4.658% due 12/19/2036 •	2,125	1,684
4.748% due 01/19/2036 •	1,532	994

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	83	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
4.752% due 07/25/2035 •	$4,828	$4,476

JP Morgan Alternative Loan Trust
4.779% due 05/25/2037 ~	504	445
6.810% due 08/25/2036 þ	464	456

JP Morgan Chase Commercial Mortgage Securities Trust
4.997% due 04/15/2037 •	2,929	2,889

Lehman Mortgage Trust
6.000% due 07/25/2037	21	19

Merrill Lynch Mortgage Investors Trust
7.000% due 05/25/2033 ~	2	2

Morgan Stanley Capital I Trust
5.215% due 12/15/2036 •	2,341	1,802
5.434% due 12/15/2038 •	6,700	6,448

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	344	87

Morgan Stanley Re-REMICS Trust
5.500% due 01/26/2037 ~	2	2

MortgageIT Mortgage Loan Trust
4.672% due 04/25/2036 •	2,863	2,096

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 þ	844	165

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	18,206	17,607
2.750% due 11/25/2059 ~	12,442	11,986
4.500% due 05/25/2058 ~	4,841	4,741

ONE Mortgage Trust
4.964% due 03/15/2036 •	7,700	7,593

One New York Plaza Trust
5.215% due 01/15/2036 •	2,400	2,363

PMT Loan Trust
5.706% due 08/25/2056 •	991	994

RALI Trust
4.632% due 05/25/2036 •	649	594
4.652% due 08/25/2036 •	402	407
4.692% due 04/25/2046 •	6,124	1,520
5.139% due 10/25/2037 ~	3,210	2,570
5.160% due 01/25/2036 ~	942	631
5.370% due 07/25/2035 ~	91	84

Structured Adjustable Rate Mortgage Loan Trust
3.887% due 05/25/2036 ~	790	447
4.572% due 08/25/2036 •	494	391

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ	6,609	1,062

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	1,796	1,762
5.272% due 05/25/2058 •	495	506

Wachovia Mortgage Loan Trust LLC
6.988% due 05/20/2036 ~	16	16

WaMu Mortgage Pass-Through Certificates Trust
4.662% due 07/25/2037 ~	240	219

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.993% due 11/25/2046 •	777	661
6.000% due 07/25/2036	165	119

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	86	76

Total Non-Agency Mortgage-Backed Securities (Cost $259,978)		248,703

ASSET-BACKED SECURITIES 4.0%

CMBS OTHER 0.2%

ACREC LLC
6.380% due 02/19/2038 •	3,508	3,519

BRSP Ltd.
5.398% due 08/19/2038 •	2,747	2,740

MF1 LLC
5.871% due 03/19/2039 •	1,000	1,005
6.769% due 09/17/2037 •	4,434	4,440

MF1 Ltd.
5.484% due 02/19/2037 •	9,344	9,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ready Capital Mortgage Financing LLC
6.532% due 10/25/2039 •	$28	$28

		21,088

HOME EQUITY OTHER 1.3%

ABFC Trust
4.532% due 01/25/2037 •	3,285	2,379

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	333	332

ACE Securities Corp. Home Equity Loan Trust
4.592% due 08/25/2036 •	1,497	338
4.672% due 12/25/2036 •	4,809	1,208
5.217% due 05/25/2035 •	5,500	5,093

Argent Securities Trust
4.382% due 09/25/2036 •	1,560	503
4.812% due 05/25/2036 •	1,238	297
4.832% due 04/25/2036 •	6,120	1,918

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.032% due 02/25/2036 •	1,911	1,559

Bear Stearns Asset-Backed Securities I Trust
4.732% due 11/25/2036 •	6,743	6,582

C-BASS Trust
4.572% due 11/25/2036 •	1,030	469

Carrington Mortgage Loan Trust
4.522% due 10/25/2036 •	1,866	1,435

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	2,383	2,413

Citigroup Mortgage Loan Trust, Inc.
4.672% due 01/25/2037 •	8,399	3,506
4.792% due 03/25/2036 •	879	806

Countrywide Asset-Backed Certificates Trust
4.712% due 09/25/2047 •	189	191
4.732% due 05/25/2037 •	1,934	1,793
4.752% due 03/25/2036 •	851	780
5.012% due 08/25/2047 •	1,623	1,594

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	2,236	2,200

Fremont Home Loan Trust
4.422% due 01/25/2037 •	1,322	612
4.612% due 02/25/2037 •	1,683	520

GSAA Home Equity Trust
4.357% due 03/25/2036 ~	1,049	421
4.572% due 07/25/2036 •	49,449	9,218
4.592% due 05/25/2036 •	32,606	7,044
4.782% due 01/25/2036 •	6,068	5,325

GSAMP Trust
4.432% due 01/25/2037 •	2,523	1,549
4.552% due 09/25/2036 •	66,335	22,443
4.612% due 01/25/2037 •	3,920	3,852

Home Equity Loan Trust
4.612% due 04/25/2037 •	3,100	2,783

Home Equity Mortgage Loan Asset-Backed Trust
5.022% due 10/25/2035 •	1,188	1,180

JP Morgan Mortgage Acquisition Trust
3.908% due 07/25/2036 •	8,826	8,468
6.080% due 08/25/2036 þ	1,215	721

Long Beach Mortgage Loan Trust
4.592% due 09/25/2036 •	12,597	3,246
4.632% due 03/25/2046 •	3,751	3,273
4.752% due 09/25/2036 •	3,985	1,030

MASTR Asset-Backed Securities Trust
4.752% due 03/25/2036 •	1,986	1,195
4.992% due 12/25/2034 •	6,200	5,772
5.022% due 10/25/2035 •	896	874

Merrill Lynch Mortgage Investors Trust
3.716% due 02/25/2037 þ	10,223	1,120
4.792% due 03/25/2037 •	4,754	4,472
5.022% due 09/25/2035 •	671	670
5.172% due 02/25/2047 •	4,280	2,538

Morgan Stanley ABS Capital I, Inc. Trust
4.412% due 10/25/2036 •	903	397
4.422% due 11/25/2036 •	1,269	748
4.422% due 12/25/2036 •	615	309

92	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.422% due 02/25/2037 •	$3,402	$1,503
4.452% due 02/25/2037 •	10,690	3,389
4.472% due 02/25/2037 •	446	197
4.492% due 10/25/2036 •	987	434
4.502% due 02/25/2037 •	4,074	1,291
4.772% due 08/25/2036 •	5,393	2,709
4.892% due 12/25/2035 •	157	155
5.522% due 07/25/2037 •	2,100	1,848

Morgan Stanley Home Equity Loan Trust
4.372% due 04/25/2037 •	194	101
4.622% due 04/25/2037 •	923	480

New Century Home Equity Loan Trust
4.592% due 08/25/2036 •	3,885	3,863
4.977% due 02/25/2036 •	6,100	5,481

NovaStar Mortgage Funding Trust
4.572% due 03/25/2037 •	1,002	319
4.692% due 01/25/2037 •	4,031	1,330
4.772% due 10/25/2036 •	1,023	472

Option One Mortgage Loan Trust
4.552% due 01/25/2037 •	3,418	2,008

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 08/25/2035 •	2,013	2,016

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ	10,214	4,023

Residential Asset Mortgage Products Trust
4.732% due 12/25/2035 •	6,316	5,318

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	13	13

Structured Asset Securities Corp. Mortgage Loan Trust
4.772% due 11/25/2037 •	8,000	7,414

		169,540

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.614% due 11/26/2036 •	5	5

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities I Trust
4.622% due 12/25/2035 •	215	102
5.272% due 08/25/2035 •	78	46

Lehman XS Trust
4.625% due 06/25/2036 •	46	49

Securitized Asset-Backed Receivables LLC Trust
4.772% due 03/25/2036 •	1,136	713

Specialty Underwriting & Residential Finance Trust
3.687% due 02/25/2037 þ	1,333	432
4.542% due 04/25/2037 •	701	517
4.572% due 06/25/2037 •	472	281

		2,140

OTHER ABS 2.5%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •	5,400	5,406

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •	4,000	4,006

522 Funding CLO Ltd.
5.627% due 10/20/2031 •	2,181	2,184

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	1,238	1,188

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •	1,216	1,217

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •	1,000	1,002

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •	3,400	3,405

Apidos CLO XXXV Ltd.
5.637% due 04/20/2034 •	3,000	3,005

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •	4,100	4,107

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •	5,296	5,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •	$3,100	$3,112

Atlas Static Senior Loan Fund I Ltd.
6.068% due 07/15/2030 •	240	240

Bain Capital Credit CLO Ltd.
5.525% due 10/20/2034 •	4,000	4,007
5.529% due 10/23/2034 •	2,500	2,506
5.548% due 07/16/2034 •	5,000	5,007
5.565% due 07/19/2034 •	5,800	5,808

Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 þ	1,028	1,028

Canyon CLO Ltd.
5.398% due 07/15/2034 •	1,000	1,001

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •	12,000	12,054

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •	4,200	4,202

Catamaran CLO Ltd.
5.694% due 04/22/2030 •	1,742	1,744

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •	1,800	1,807

Dryden 43 Senior Loan Fund
5.395% due 04/20/2034 •	1,000	1,001

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •	4,300	4,304

ECAF I Ltd.
3.473% due 06/15/2040	102	88
4.947% due 06/15/2040	2,223	2,006

Elevation CLO Ltd.
5.448% due 07/25/2034 •	2,900	2,905
5.618% due 01/25/2035 •	3,200	3,211

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(b)	1,800	1,800

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •	1,000	1,002

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •	3,600	3,612

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •	5,559	5,574

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •	1,195	1,195
5.475% due 10/20/2034 •	3,000	3,004

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •	3,300	3,300

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •	10,500	10,512

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	1,123	1,116

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	5,347	5,213

LCM 31 Ltd.
5.605% due 07/20/2034 •	6,000	6,008

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •	3,000	3,005

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •	2,500	2,503

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •	4,000	4,008

METAL LLC
4.581% due 10/15/2042	6,187	4,176

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •	1,000	1,001

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •	2,900	2,903

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •	1,100	1,100

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •	3,320	3,323

Ocean Trails CLO 8
5.608% due 07/15/2034 •	11,200	11,217

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •	3,000	3,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OZLM XVII Ltd.
5.475% due 07/20/2030 •		$294	$294

OZLM XX Ltd.
5.637% due 04/20/2031 •		482	482

Pikes Peak CLO 2
5.549% due 10/11/2034 •		3,215	3,219

Pikes Peak CLO 4
5.528% due 07/15/2034 •		2,000	2,003

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		11,236	11,264

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		1,800	1,807

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		9,000	9,020

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		1,300	1,301

SMB Private Education Loan Trust
0.000% due 03/15/2055 «(g)		3	38
4.780% due 03/15/2055		2,400	2,367
4.960% due 03/15/2055		49,432	49,669
5.100% due 03/15/2055		2,400	2,410
5.260% due 03/15/2055		4,700	4,543
5.572% due 03/15/2055 •		5,448	5,459

Sound Point CLO XXIII
5.749% due 07/15/2034 •		4,000	4,007

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •		4,494	4,502

Start II Ltd.
4.089% due 03/15/2044		1,415	1,407

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		3,981	3,378

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •		3,867	3,873

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		9,000	9,014

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		1,354	1,355

Trinitas CLO VI Ltd.
5.648% due 01/25/2034 •		7,000	7,000

Trysail CLO Ltd.
5.564% due 10/20/2033 •		1,000	1,001

TSTAT Ltd.
5.475% due 07/20/2037 •		1,115	1,116

Venture 36 CLO Ltd.
5.717% due 04/20/2032 •		2,400	2,406

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		7,130	7,135

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		1,500	1,500

Voya CLO Ltd.
5.385% due 04/20/2034 •		5,800	5,807
5.579% due 10/15/2030 •		620	620

Wind River CLO Ltd.
5.122% due 07/20/2034 •		3,500	3,500
5.378% due 10/15/2034 •		1,989	1,992

			318,920

Total Asset-Backed Securities (Cost $577,888)			511,693

SOVEREIGN ISSUES 5.1%

Abu Dhabi Government International Bonds
3.125% due 04/16/2030		12,600	12,258

Australia Government Bonds
1.000% due 11/21/2031	AUD	7,850	4,384

Brazil Government International Bonds
7.125% due 05/13/2054		$3,800	3,864
7.250% due 01/12/2056		5,492	5,561

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (g)	BRL	43,800	7,688

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (i)		61,856	9,991

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canada Housing Trust No. 1
1.950% due 12/15/2025	CAD	59,800	$42,927

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,700	12,355

Eagle Funding Luxco SARL
5.500% due 08/17/2030		28,000	28,443

Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,727

Israel Government International Bonds
5.375% due 02/19/2030		13,000	13,425
5.500% due 03/12/2034		21,100	21,703
5.750% due 03/12/2054		8,000	7,584

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	2,391,000	12,397

Japan Government Thirty Year Bonds
2.400% due 03/20/2055		400,000	2,357

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		5,480,000	33,967
2.400% due 03/20/2045		2,867,300	18,888

Korea Development Bank
3.000% due 01/13/2026		$12,700	12,660

Kuwait International Government Bonds
3.500% due 03/20/2027		14,500	14,387

Mexico Government International Bonds
3.771% due 05/24/2061		3,350	2,120
4.500% due 03/19/2034	EUR	2,000	2,386
4.750% due 03/22/2031		$10,700	10,638
5.625% due 09/22/2035		13,300	13,254
6.625% due 01/29/2038		4,718	4,970

Mexico Udibonos
3.000% due 12/03/2026 (i)	MXN	8,551	463
4.000% due 11/30/2028 (i)		171,013	9,312

Peru Government International Bonds
5.400% due 08/12/2034	PEN	110,200	30,743
6.150% due 08/12/2032		82,504	25,191
6.900% due 08/12/2037		3,700	1,115
6.950% due 08/12/2031		83,280	26,567
7.300% due 08/12/2033		51,600	16,504

Qatar Government International Bonds
4.400% due 04/16/2050		$5,300	4,748

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	1,827,410	103,957

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$2,800	2,924

Romania Government International Bonds
1.750% due 07/13/2030	EUR	5,700	5,885
2.125% due 03/07/2028		5,000	5,697
2.875% due 04/13/2042		2,300	1,736
3.750% due 02/07/2034		500	512
5.250% due 03/10/2030		140	169
5.250% due 05/30/2032		9,200	10,793
5.375% due 03/22/2031		7,450	8,913

Saudi Government International Bonds
2.250% due 02/02/2033		$14,100	12,097
4.750% due 01/16/2030		21,700	22,184
5.000% due 01/18/2053		14,000	12,674
5.125% due 01/13/2028		26,600	27,185
5.375% due 01/13/2031		6,000	6,310

U.K. Gilts
4.375% due 07/31/2054	GBP	17,778	20,018

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$165	87
0.000% due 02/01/2034 þ(h)		618	257
0.000% due 02/01/2035 þ(h)		522	255
0.000% due 02/01/2036 þ(h)		435	212
4.500% due 02/01/2029 þ		2,120	1,452
4.500% due 02/01/2034 þ		909	510

Total Sovereign Issues (Cost $651,807)			662,404

		SHARES
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

OI SA (e)		835,342	83

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(e)	441,790	$0

FINANCIALS 0.0%

MNSN Holdings, Inc. (e)(m)	9,896	594

Stichting Administratiekantoor «(e)	11,933	0

		594

INDUSTRIALS 0.0%

Drillco Holdings Luxembourg SA «(m)	184,946	4,007

Foresea Holdings SA «	97	2

Westmoreland Mining Holdings «(e)(m)	47,724	18

Westmoreland Mining LLC «(e)(m)	48,144	54

		4,081

MATERIALS 0.0%

Petra Diamonds Ltd. (e)	1,042,150	264

Total Common Stocks (Cost $9,499)		5,022

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)	3	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%	7,750	9,566

Total Convertible Preferred Securities (Cost $5,523)		9,566

PREFERRED SECURITIES 3.9%

BANKING & FINANCE 3.7%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)	14,000,000	13,827

Banco Santander SA
8.000% due 02/01/2034 •(j)(k)	7,800,000	8,606

Bank of America Corp.
5.875% due 03/15/2028 •(j)	58,483,000	59,147

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(j)	775,000	770

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(j)	8,000,000	7,100

CaixaBank SA
5.875% due 10/09/2027 •(j)(k)	2,000,000	2,435
8.250% due 03/13/2029 •(j)(k)	3,000,000	3,963

Capital Farm Credit ACA
5.000% due 03/15/2026 •(j)	35,500,000	35,255

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	21,000,000	19,752

Citigroup, Inc.
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~	13,900,000	14,350
6.950% due 02/15/2030 •(j)	23,625,000	24,298

	SHARES	MARKET VALUE (000S)

CoBank ACB
4.250% due 01/01/2027 •(j)	7,900,000	$7,689
6.250% due 10/01/2026 •(j)	9,300,000	9,346
6.450% due 10/01/2027 •(j)	5,000,000	5,045
7.125% due 01/01/2030 •(j)	5,000,000	5,194

Cooperatieve Rabobank UA
6.500% due 12/29/2049 þ(j)	12,627,500	17,085

Encina Private Credit LLC «	3,793	0

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(j)	3,000,000	2,991
7.000% due 09/15/2030 •(j)	5,000,000	5,253

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,826
6.125% due 11/10/2034 •(j)	12,700,000	12,944
6.850% due 02/10/2030 •(j)	19,600,000	20,393
7.500% due 02/10/2029 •(j)	9,300,000	9,901
7.500% due 05/10/2029 •(j)	9,000,000	9,530

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,844
4.625% due 06/01/2026 (j)	327,000	6,628
6.500% due 04/01/2030 •(j)	20,000,000	20,728
6.730% (TSFR3M + 2.745%) due 01/01/2026 ~(j)	32,000,000	32,153
6.875% due 06/01/2029 •(j)	14,300,000	15,095

MetLife Capital Trust IV
7.875% due 12/15/2067	2,000,000	2,240

Morgan Stanley
5.875% due 09/15/2026 ~(j)	3,000,000	3,001
6.500% due 10/15/2027 (j)	389,400	9,930
6.625% due 10/15/2029 (j)	92,000	2,384
7.459% (TSFR3M + 3.422%) due 12/15/2025 ~(j)	10,280,000	10,349

Nationwide Building Society
10.250% ~	8,561	1,494

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	5,146
6.250% due 03/15/2030 •(j)	2,900,000	2,979

State Street Corp.
6.700% due 03/15/2029 •(j)	8,500,000	8,858

U.S. Bancorp
5.300% due 04/15/2027 •(j)	5,045,000	5,040

Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	4,300,000	4,266
4.250% due 09/15/2026 (j)	678,800	12,062
6.850% due 09/15/2029 •(j)	12,000,000	12,637
7.625% due 09/15/2028 •(j)	5,800,000	6,223

		478,757

INDUSTRIALS 0.1%

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (j)	4,600,000	3,891

SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	48
11.000% due 11/07/2032	11,280	6,148

		10,087

UTILITIES 0.1%

Edison International
5.000% due 12/15/2026 •(j)	4,500,000	4,283

Sempra
4.875% due 10/15/2025 •(j)	7,300,000	7,304

		11,587

Total Preferred Securities (Cost $515,082)		500,431

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

Welltower, Inc.	74,398	13,253

Total Real Estate Investment Trusts (Cost $4,200)		13,253

94	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (l)	2,297,939	$2,298

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
4.152% due 11/12/2025 - 01/27/2026 (f)(g)(r)	$819	814

Total Short-Term Instruments (Cost $3,112)		3,112

Total Investments in Securities (Cost $14,189,540)		13,853,185

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	34,971,463	$340,587

Total Short-Term Instruments (Cost $340,550)		340,587

Total Investments in Affiliates (Cost $340,550)		340,587

Total Investments 109.7% (Cost $14,530,090)		$14,193,772

Financial Derivative Instruments (o)(q) (0.0)% (Cost or Premiums, net $87,955)		(1,579)

Other Assets and Liabilities, net (9.7)%		(1,249,287)

Net Assets 100.0%		$12,942,906

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other nvestments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	5,004	5,164	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	3,200	3,241	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	3,800	3,879	0.03
Drillco Holdings Luxembourg SA	06/08/2023	3,699	4,007	0.03
Grifols SA 7.500% due 05/01/2030	06/25/2025 - 08/20/2025	9,781	9,923	0.08
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	3,900	3,951	0.03
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	3,900	3,984	0.03
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	3,900	4,016	0.03
MNSN Holdings, Inc.	04/19/2022 - 04/26/2022	192	594	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	14,191	11,414	0.09

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NFL Football Club Term Notes 5.250% due 10/05/2034	06/27/2025	$12,600	$12,742	0.10%
NFL Football Club Term Notes 5.420% due 10/05/2037	06/27/2025	4,600	4,663	0.04
National Football League 5.250% due 10/05/2034	06/27/2025	6,800	6,972	0.05
National Football League 5.420% due 10/05/2037	06/27/2025	2,300	2,368	0.02
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	4,200	4,200	0.03
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,769	0.05
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	2,647	2,996	0.02
Westmoreland Mining Holdings	12/08/2014	1,393	18	0.00
Westmoreland Mining LLC	06/30/2023	319	54	0.00

		$92,426	$90,955	0.70%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BRC	1.650%	06/11/2025	TBD	(2)	EUR	(1,713)	$(2,021)
	1.650	06/24/2025	TBD	(2)		(1,476)	(1,741)
	1.650	09/17/2025	TBD	(2)		(1,047)	(1,229)
	4.050	09/19/2025	TBD	(2)	$	(9,809)	(9,822)
MEI	2.500	09/19/2025	10/31/2025			(4,276)	(4,280)
NOM	3.000	09/19/2025	TBD	(2)		(481)	(482)
SOG	4.000	09/26/2025	TBD	(2)		(510)	(510)

Total Reverse Repurchase Agreements							$(20,085)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(14,813)	$0	$(14,813)	$15,693	$880
MEI	0	(4,280)	0	(4,280)	4,305	25
NOM	0	(482)	0	(482)	491	9
SOG	0	(510)	0	(510)	515	5

Total Borrowings and Other Financing Transactions	$0	$(20,085)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(4,280)	$(15,805)	$(20,085)

Total Borrowings	$0	$0	$(4,280)	$(15,805)	$(20,085)

Payable for reverse repurchase agreements					$(20,085)

(n)	Securities with an aggregate market value of $21,202 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(116,787) at a weighted average interest rate of 4.173%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

96	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	3,167	$7,918	$2,479	$436
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	3,302	8,255	1,609	206

Total Purchased Options					$4,088	$642

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures		$111.500	10/24/2025	903	$903	$(168)	$(184)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	676	676	(154)	(145)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	203	203	(76)	(45)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	122	122	(27)	(34)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	81	81	(35)	(9)

						$(460)	$(417)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	373	$373	$(70)	$(41)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	600	600	(150)	(83)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	3,167	7,918	(866)	(79)

					$(1,086)	$(203)

Total Written Options					$(1,546)	$(620)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	2,619	$634,485	$5,786	$164	$0
3-Month SOFR Active Contract December Futures	03/2028	2,407	582,614	5,073	181	0
3-Month SOFR Active Contract June Futures	09/2027	2,647	641,236	5,531	199	0
3-Month SOFR Active Contract March Futures	06/2027	4,568	1,106,769	10,234	285	0
3-Month SOFR Active Contract September Futures	12/2026	1,462	353,987	3,126	110	0
3-Month SOFR Active Contract September Futures	12/2027	4,284	1,037,424	8,747	321	0
Euro-Bobl December Futures	12/2025	62	8,576	3	12	0
Euro-Bund December Futures	12/2025	108	16,302	96	43	(4)
U.S. Treasury 2-Year Note December Futures	12/2025	12,091	2,519,746	2,244	1,322	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,317	148,163	899	0	(20)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	6,170	740,786	20,319	0	(3,471)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,802	207,371	2,363	0	(113)

				$64,421	$2,637	$(3,608)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2025	109	$(9,591)	$(192)	$0	$(43)
U.S. Treasury 5-Year Note December Futures	12/2025	10,402	(1,135,850)	1,149	0	(406)

				$957	$0	$(449)

Total Futures Contracts				$65,378	$2,637	$(4,057)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.537%	$18,100	$(2,049)	$(614)	$(2,663)	$12	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.049	30,600	(4,620)	(601)	(5,221)	15	0

						$(6,669)	$(1,215)	$(7,884)	$27	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.170%		$6,100	$1,207	$(1,134)	$73	$0	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.177		2,100	430	(355)	75	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.706		5,000	621	38	659	0	0
Airbus Group	1.000	Quarterly	06/20/2029	0.233	EUR	8,000	171	92	263	1	0
Airbus SE	1.000	Quarterly	12/20/2028	0.198		2,800	21	63	84	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.181		$3,900	83	(44)	39	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.248		10,500	(63)	235	172	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		32,200	550	(366)	184	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		15,000	(60)	297	237	0	(2)
Atlantia SPA	1.000	Quarterly	12/20/2025	0.299	EUR	5,800	(262)	274	12	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.222		$8,800	65	(47)	18	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		24,400	316	(112)	204	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	6,500	38	(23)	15	0	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.113		10,800	256	(228)	28	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.759		1,900	(4)	471	467	0	(1)
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.251		$11,200	72	(50)	22	0	0
Elis SA	5.000	Quarterly	12/20/2029	0.695	EUR	1,500	303	5	308	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.119		$2,200	17	7	24	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		8,500	58	1	59	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.962	EUR	14,000	3,192	347	3,539	0	(14)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		$2,400	15	(2)	13	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.094		6,900	(53)	100	47	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.106		4,800	(49)	102	53	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.273		2,900	598	(429)	169	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.563		12,800	1,764	(64)	1,700	2	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		21,300	59	(17)	42	0	(1)
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		22,400	142	(14)	128	0	(1)
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.070		2,200	60	(35)	25	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.161		9,800	223	(162)	61	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		17,500	386	(23)	363	0	(16)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.262		3,800	655	(180)	475	1	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.190	EUR	5,350	9	104	113	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.245		4,100	5	93	98	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217		$2,500	57	(42)	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		6,200	149	(94)	55	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.335		400	(7)	13	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		8,300	(22)	156	134	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		2,000	(5)	40	35	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	8,900	70	49	119	0	(2)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.665		15,700	214	67	281	0	(11)

							$11,281	$(867)	$10,414	$6	$(50)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030		$26,400	$(623)	$(1,519)	$(2,142)	$12	$(9)
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030		46,800	(3,563)	(110)	(3,673)	0	(33)
CDX.IT-RAXX MAIN43	(1.000)	Quarterly	06/20/2030	EUR	119,940	2,698	491	3,189	40	0

						$(1,488)	$(1,138)	$(2,626)	$52	$(42)

98	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029		$5,360	$104	$20	$124	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		2,741,400	49,777	13,264	63,041	210	(23)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		1,352,100	30,433	642	31,075	232	0
CDX.iTraxx Europe 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	25,820	657	2	659	7	0

						$80,971	$13,928	$94,899	$450	$(23)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	265,500	$(1,635)	$101	$(1,534)	$365	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		11,260	532	(192)	340	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$505,900	355	(5,421)	(5,066)	0	(281)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		103,011	(41)	161	120	0	(52)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		336,156	(2,042)	2,103	61	0	(170)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(33)	(240)	(273)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		46,300	107	(1,471)	(1,364)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	(48)	72	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	(57)	118	61	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	(66)	190	124	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(31)	(248)	(279)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(54)	(347)	(401)	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		448,434	(5,124)	2,310	(2,814)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		8,600	(25)	101	76	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	5	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	2,678	5,296	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		4,200	0	221	221	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	0	649	649	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		33,200	0	594	594	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	0	113	113	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	0	18	18	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	0	11	11	56	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	2	(3,674)	(3,672)	0	(17)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		885,800	0	(787)	(787)	0	(161)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		461,900	0	166	166	51	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		649,700	0	257	257	71	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	3,590	1,707	5,297	416	0
Pay(7)	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		114,700	(1,324)	(395)	(1,719)	413	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(717)	(918)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(1,565)	(1,817)	11	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(715)	(833)	5	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		168,580	771	(262)	509	283	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		32,440	3,277	17,953	21,230	0	(137)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		88,340	(922)	(702)	(1,624)	0	(691)

							$(719)	$12,792	$12,073	$2,165	$(1,643)

Total Swap Agreements							$83,376	$23,500	$106,876	$2,700	$(1,758)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$642	$2,637	$2,700	$5,979	$(620)	$(4,057)	$(1,819)	$(6,496)

(p)

Securities with an aggregate market value of $314,165 and cash of $18,590 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $29 and liability of $(10) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(61) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	244,999		$285,755	$0	$(1,887)
	10/2025		$94,297	CAD	131,186	0	(29)
	11/2025	CAD	130,979		$94,297	30	0

BOA	10/2025	TRY	143		3	0	0
	10/2025		$198	JPY	29,080	0	(1)
	11/2025	JPY	3,746		$25	0	0
	11/2025	PEN	30,696		8,492	0	(337)
	11/2025	ZAR	17,108		979	0	(8)
	12/2025		$4,088	MXN	76,928	79	0

BPS	10/2025	BRL	20,000		$3,263	0	(495)
	10/2025	CNH	41,148		5,777	2	0
	10/2025	EUR	1,309	JPY	228,866	11	0
	10/2025		38,494		$45,540	346	0
	10/2025	JPY	8,478,279		58,105	774	0
	10/2025	TRY	27,715		656	0	(4)
	10/2025		$3,730	BRL	20,000	30	(2)
	10/2025		29	JPY	4,355	0	0
	11/2025	JPY	366,398	EUR	2,103	0	(12)
	11/2025		4,340		$29	0	0
	11/2025		$56	BRL	300	0	0
	11/2025		8,979	CNH	63,799	0	(3)
	12/2025		1,132	MXN	20,980	4	0
	04/2026	BRL	6,300		$1,103	0	(30)
	05/2026		$1,831	KWD	558	3	0
	06/2026		1,295		395	5	0
	07/2026		344		105	2	0
	06/2027		800		243	0	(1)
	05/2029	KWD	2,919		$10,035	372	0
	07/2029		610		2,098	78	0

BRC	10/2025	CHF	985		1,229	0	(9)
	10/2025	TRY	1,246		30	0	0
	10/2025		$1,047	CHF	836	3	0
	10/2025		10,304	GBP	7,630	0	(43)
	10/2025		1,276	MXN	23,865	25	0
	10/2025		29,353	TRY	1,260,698	603	0
	11/2025	AUD	4,660		$3,081	0	(5)
	11/2025	CHF	832		1,047	0	(3)
	11/2025		$14,636	TRY	638,552	236	0
	11/2025	ZAR	165,685		$9,410	0	(151)
	12/2025		$57	TRY	2,492	0	0

100	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BSH	10/2025	BRL	11,400		$2,143	$2	$0
	10/2025	PEN	110		31	0	(1)
	10/2025		$2,096	BRL	11,400	46	0
	11/2025	PEN	37,888		$10,206	0	(692)
	12/2025		40,890		11,483	0	(271)
	12/2025		$10,586	BRL	58,740	293	0
	01/2026	PEN	58		$16	0	0
	04/2026	BRL	12,200		2,148	0	(47)

CBK	10/2025	AUD	4,660		3,060	0	(23)
	10/2025	CAD	151		108	0	0
	10/2025	CNH	778		110	0	0
	10/2025	DKK	71,349		11,143	0	(79)
	10/2025	GBP	15,711		21,324	194	0
	10/2025	ZAR	41,097		2,373	0	(7)
	11/2025	BRL	3,201		597	0	0
	11/2025	PEN	61,379		16,761	0	(891)
	11/2025		$108	CAD	151	0	0
	12/2025	PEN	5,523		$1,492	0	(96)
	12/2025		$16	PEN	58	0	0
	02/2026	PEN	27,779		$7,855	0	(116)
	05/2026		38,321		10,806	0	(159)
	08/2026		48,358		13,416	0	(372)

DUB	10/2025	CNH	88,172		12,401	25	0
	11/2025	ZAR	400,091		22,857	0	(231)

FAR	10/2025	AUD	8,213		5,327	0	(107)
	10/2025	CNH	38,443		5,415	19	0
	10/2025	PEN	43,217		12,191	0	(253)
	10/2025		$5,362	AUD	8,213	72	0
	10/2025		188	CHF	150	0	0
	10/2025		68,428	JPY	10,059,664	0	(404)
	11/2025	AUD	8,213		$5,365	0	(72)
	11/2025	CHF	149		188	0	0
	12/2025	MXN	806,590		42,564	0	(1,125)
	12/2025		$53	MXN	1,008	1	0

GLM	10/2025	BRL	73,274		$12,929	0	(839)
	10/2025	CNH	3,030		426	1	0
	10/2025	EUR	30,647		36,295	315	0
	10/2025	JPY	314,512	EUR	1,837	30	0
	10/2025		7,832,923		$53,638	672	0
	10/2025		$13,685	BRL	73,274	90	(7)
	10/2025		1,423	MXN	26,642	29	0
	04/2026	BRL	25,300		$4,460	1	(92)

IND	10/2025		$12,143	DKK	77,652	70	0
	11/2025	DKK	77,473		$12,143	0	(71)

JPM	10/2025	BRL	950		174	0	(4)
	10/2025	CAD	130,847		94,684	660	0
	10/2025		$179	BRL	950	0	0
	10/2025		8,458	DKK	53,848	12	0
	10/2025		934	TRY	40,243	17	0
	11/2025	DKK	53,724		$8,458	0	(12)
	11/2025	ZAR	354,295		20,213	0	(232)
	12/2025		$4,934	MXN	92,094	55	0

MBC	10/2025	CAD	70		$51	1	0
	10/2025	CHF	273	EUR	292	0	0
	10/2025	CNH	44,869		$6,313	15	0
	10/2025	EUR	139	CHF	130	0	(1)
	10/2025	GBP	4,233		$5,656	0	(37)
	10/2025		$4,474	CNH	31,867	0	(1)
	10/2025		137	JPY	20,161	0	(1)
	11/2025	CNH	31,792		$4,474	1	0
	11/2025	EUR	292	CHF	272	0	0
	11/2025		7,787		$9,165	5	0
	11/2025	JPY	3,690		25	0	0
	12/2025		$14,341	MXN	269,090	234	0

MYI	10/2025	CNH	45,299		$6,366	8	0
	10/2025		$1,310	JPY	194,314	5	(2)
	11/2025	JPY	82,058		$552	0	(5)
	12/2025		$568	MXN	10,714	12	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
RBC	12/2025		$6,196	MXN	115,683	$69	$0

SCX	10/2025	CNH	32,944		$4,636	12	0
	10/2025	DKK	60,147		9,363	0	(97)
	10/2025		$287,319	GBP	214,802	1,568	0
	10/2025		3,899	JPY	573,279	0	(22)
	11/2025	GBP	214,802		$287,370	0	(1,568)
	11/2025	JPY	18		0	0	0

SOG	10/2025	BRL	54,374		10,223	7	0
	10/2025	JPY	12,968	EUR	76	1	0
	10/2025		$10,188	BRL	54,375	28	0
	10/2025		369,429	EUR	314,141	0	(612)
	10/2025		36,901	JPY	5,428,784	8	(199)
	11/2025	EUR	314,140		$370,170	615	0
	11/2025	JPY	178,703		1,205	0	(8)
	12/2025	BRL	55,148		10,188	0	(26)
	12/2025		$57,009	BRL	316,652	1,639	0
	01/2026		1,342	PEN	4,805	38	0

SSB	10/2025	GBP	206,721		$278,643	624	0
	12/2025	PEN	15,370		4,156	0	(262)

UAG	10/2025	CAD	119		86	1	0
	10/2025	CHF	706	EUR	756	0	0
	10/2025	EUR	927	CHF	865	0	(1)
	10/2025	JPY	39,467	EUR	230	4	0
	10/2025		$2,379	ZAR	41,095	1	0
	10/2025	ZAR	41,115		$2,379	0	(1)
	11/2025	EUR	756	CHF	705	0	0
	11/2025	ZAR	180,224		$10,223	0	(176)

Total Forward Foreign Currency Contracts						$10,103	$(12,242)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	499,300	$2,352	$601

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	583,000	1,603	267

Total Purchased Options							$3,955	$868

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	17,200	$(52)	$(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	17,200	(47)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	23,800	(62)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	17,200	(47)	(105)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	23,800	(62)	(93)

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	499,300	(749)	(88)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	18,000	(46)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	18,000	(46)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	13,000	(30)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	13,000	(30)	(29)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	24,000	(73)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	24,000	(70)	(80)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	24,400	(83)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	24,400	(83)	(7)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	16,000	(51)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	16,000	(51)	(29)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	17,300	(47)	(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	17,300	(47)	(29)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	10,100	(26)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	10,100	(26)	(2)

Total Written Options							$(1,728)	$(560)

102	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.124%		$6,000	$131	$(118)	$13	$0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2025	0.632		3,800	1	3	4	0

CBK	Brazil Government International Bonds	1.000	Quarterly	06/20/2026	0.389		800	(32)	36	4	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	4,000	0	51	51	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638		5,800	811	(380)	431	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365		2,600	(11)	40	29	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872		3,500	(30)	34	4	0

JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210		3,800	(30)	53	23	0

MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.541		12,100	(749)	845	96	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194		600	(8)	9	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289		9,700	27	58	85	0
	Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	—	♦	10,000	0	39	39	0

								$110	$670	$780	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$ 1,200	$(36)	$40	$4	$0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	138	14	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	89	9	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	41	33	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	58	6	0

						$(300)	$366	$66	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Liquid Investment Grade Index	542,784	3.750% (SOFR less a specified spread)	Monthly	09/23/2026	$60,390	$0	$(77)	$0	$(77)

Total Swap Agreements								$(190)	$959	$846	$(77)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$30	$0	$0	$30	$(1,916)	$0	$0	$(1,916)	$(1,886)	$1,724	$(162)
BOA	79	0	0	79	(346)	(212)	0	(558)	(479)	654	175
BPS	1,627	601	0	2,228	(547)	(88)	0	(635)	1,593	(1,900)	(307)
BRC	867	0	17	884	(211)	(38)	0	(249)	635	(680)	(45)
BSH	341	0	0	341	(1,011)	0	0	(1,011)	(670)	443	(227)
CBK	194	0	4	198	(1,743)	(85)	0	(1,828)	(1,630)	1,364	(266)
DUB	25	0	51	76	(231)	(15)	0	(246)	(170)	0	(170)
FAR	92	267	0	359	(1,961)	0	0	(1,961)	(1,602)	0	(1,602)
GLM	1,138	0	0	1,138	(938)	(119)	0	(1,057)	81	(510)	(429)
GST	0	0	468	468	0	0	0	0	468	(650)	(182)
IND	70	0	0	70	(71)	0	0	(71)	(1)	0	(1)
JPM	744	0	23	767	(248)	0	(77)	(325)	442	(377)	65
MBC	256	0	0	256	(40)	0	0	(40)	216	0	216
MYC	0	0	235	235	0	(3)	0	(3)	232	(60)	172
MYI	25	0	0	25	(7)	0	0	(7)	18	1	19

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
RBC	$69	$0	$0	$69	$0	$0	$0	$0	$69	$0	$69
SAL	0	0	42	42	0	0	0	0	42	0	42
SCX	1,580	0	0	1,580	(1,687)	0	0	(1,687)	(107)	0	(107)
SOG	2,336	0	0	2,336	(845)	0	0	(845)	1,491	(1,370)	121
SSB	624	0	0	624	(262)	0	0	(262)	362	(680)	(318)
UAG	6	0	6	12	(178)	0	0	(178)	(166)	0	(166)

Total Over the Counter	$10,103	$868	$846	$11,817	$(12,242)	$(560)	$(77)	$(12,879)

(r)

Securities with an aggregate market value of $4,186 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair	Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$642	$642
Futures	0	0	0	0	2,637	2,637
Swap Agreements	0	535	0	0	2,165	2,700

	$0	$535	$0	$0	$5,444	$5,979

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,103	$0	$10,103
Purchased Options	0	0	0	0	868	868
Swap Agreements	0	846	0	0	0	846

	$0	$846	$0	$10,103	$868	$11,817

	$0	$1,381	$0	$10,103	$6,312	$17,796

104	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$620	$620
Futures	0	0	0	0	4,057	4,057
Swap Agreements	0	176	0	0	1,643	1,819

	$0	$176	$0	$0	$6,320	$6,496

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,242	$0	$12,242
Written Options	0	0	0	0	560	560
Swap Agreements	0	0	77	0	0	77

	$0	$0	$77	$12,242	$560	$12,879

	$0	$176	$77	$12,242	$6,880	$19,375

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,949	$2,949
Futures	0	0	0	0	(28,983)	(28,983)
Swap Agreements	0	20,482	0	0	21,020	41,502

	$0	$20,482	$0	$0	$(5,014)	$15,468

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(58,676)	$0	$(58,676)
Purchased Options	0	0	0	(410)	(6,164)	(6,574)
Written Options	0	411	0	127	7,316	7,854
Swap Agreements	0	1,022	(1,759)	0	905	168

	$0	$1,433	$(1,759)	$(58,959)	$2,057	$(57,228)

	$0	$21,915	$(1,759)	$(58,959)	$(2,957)	$(41,760)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(3,445)	$(3,445)
Written Options	0	0	0	0	935	935
Futures	0	0	0	0	27,750	27,750
Swap Agreements	0	14,890	0	0	(7,355)	7,535

	$0	$14,890	$0	$0	$17,885	$32,775

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,442	$0	$10,442
Purchased Options	0	0	0	396	(3,086)	(2,690)
Written Options	0	(32)	0	(123)	863	708
Swap Agreements	0	(362)	(215)	0	(923)	(1,500)

	$0	$(394)	$(215)	$10,715	$(3,146)	$6,960

	$0	$14,496	$(215)	$10,715	$14,739	$39,735

FAIR VALUE MEASUREMENTS

The	following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,159	$92,791	$95,950
Corporate Bonds & Notes
Banking & Finance	0	4,088,924	26,034	4,114,958
Industrials	0	3,606,840	159,009	3,765,849
Utilities	9,187	1,116,814	0	1,126,001
Convertible Bonds & Notes
Banking & Finance	0	327	0	327

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Municipal Bonds & Notes
Arizona	$0	$8,396	$0	$8,396
Florida	0	5,215	0	5,215
Texas	0	18,034	0	18,034
U.S. Government Agencies	0	1,262,977	2,092	1,265,069
U.S. Treasury Obligations	0	1,499,202	0	1,499,202
Non-Agency Mortgage-Backed Securities	0	212,155	36,548	248,703

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Schedule of Investments	PIMCO Investment Grade Credit Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Asset-Backed Securities
CMBS Other	$0	$21,088	$0	$21,088
Home Equity Other	0	169,540	0	169,540
Home Equity Sequential	0	5	0	5
Whole Loan Collateral	0	2,140	0	2,140
Other ABS	0	318,882	38	318,920
Sovereign Issues	0	662,404	0	662,404
Common Stocks
Communication Services	83	0	0	83
Financials	594	0	0	594
Industrials	0	0	4,081	4,081
Materials	264	0	0	264
Convertible Preferred Securities
Banking & Finance	9,566	0	0	9,566
Preferred Securities
Banking & Finance	31,004	447,753	0	478,757
Industrials	0	10,087	0	10,087
Utilities	0	11,587	0	11,587
Real Estate Investment Trusts
Real Estate	13,253	0	0	13,253
Short-Term Instruments
Mutual Funds	0	2,298	0	2,298
U.S. Treasury Bills	0	814	0	814

	$63,951	$13,468,641	$320,593	$13,853,185

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$340,587	$0	$0	$340,587

Total Investments	$404,538	$13,468,641	$320,593	$14,193,772

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	5,924	0	5,979
Over the counter	0	11,727	90	11,817

	$55	$17,651	$90	$17,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(135)	(6,300)	0	(6,435)
Over the counter	0	(12,879)	0	(12,879)

	$(135)	$(19,179)	$0	$(19,314)

Total Financial Derivative Instruments	$(80)	$(1,528)	$90	$(1,518)

Totals	$404,458	$13,467,113	$320,683	$14,192,254

The	following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$66,400	$27,000	$(3,070)	$15	$2	$2,444	$0	$0	$92,791	$2,334
Corporate Bonds & Notes
Banking & Finance	25,667	18,700	(18,700)	(1)	0	368	0	0	26,034	526
Industrials	6,203	153,400	(244)	0	0	598	0	(948)	159,009	597
U.S. Government Agencies	2,099	0	(30)	5	10	8	0	0	2,092	8
Non-Agency Mortgage-Backed Securities	37,238	0	(1,381)	32	68	591	0	0	36,548	596
Asset-Backed Securities
Other ABS	0	37	0	0	0	1	0	0	38	1
Common Stocks
Financials	57	0	0	0	0	537	0	(594)	0	0
Industrials	4,869	0	0	0	0	(788)	0	0	4,081	(788)

	$142,533	$199,137	$(23,425)	$51	$80	$3,759	$0	$(1,542)	$320,593	$3,274

Financial Derivative Instruments - Assets
Over the counter	$161	$4	$(9)	$0	$0	$(66)	$0	$0	$90	$(66)

Totals	$142,694	$199,141	$(23,434)	$51	$80	$3,693	$0	$(1,542)	$320,683	$3,208

106	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$67,245	Discounted Cash Flow	Discount Rate	3.832 - 7.561	5.207
	24,961	Indicative Market Quotation	Broker Quote	95.558 - 101.750	97.248
	585	Third Party Vendor	Broker Quote	40.500	—
Corporate Bonds & Notes
Banking & Finance	25,840	Discounted Cash Flow	Discount Rate	4.320 - 6.777	5.525
	186	Third Party Vendor	Expected Recovery	6.000	—
	8	Indicative Market Quotation	Broker Quote	10.500
Industrials	14,504	Discounted Cash Flow	Discount Rate	4.900 - 5.350	5.091
	17,405	Proxy Pricing	Base Price	100.000	—
	127,100	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	2,092	Discounted Cash Flow	Discount Rate	11.331	—
Non-Agency Mortgage-Backed Securities	36,548	Discounted Cash Flow	Discount Rate	5.307 - 7.109	5.743
Asset-Backed Securities
Other ABS	38	Discounted Cash Flow	Discount Rate	24.400	—
Common Stocks
Industrials	4,081	Indicative Market Quotation	Broker Quote	$0.375 - 21.667	21.301

Financial Derivative Instruments - Assets
Over the counter	90	Indicative Market Quotation	Broker Quote	0.346 - 0.939	0.681

Total	$320,683

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Schedule of Investments	PIMCO Long Duration Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 156.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Citadel Securities LP
6.163% (TSFR1M + 2.000%) due 10/31/2031 ~		$1,867	$1,872

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		430	430
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,941	1,975

Jane Street Group LLC
6.199% (TSFR3M + 2.000%) due 12/15/2031 ~		2,078	2,066

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(i)		700	700

Quikrete Holdings, Inc.
6.413% (TSFR1M + 2.250%) due 03/19/2029 ~		1,056	1,058
6.413% (TSFR1M + 2.250%) due 02/10/2032 ~		1,393	1,394

Telecom Serbia
3.399% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,856

UKG, Inc.
6.810% (TSFR3M + 2.500%) due 02/10/2031 ~		$594	594

Vistra Zero Operating Co. LLC
6.163% (TSFR1M + 2.000%) due 04/30/2031 ~		1,692	1,676

Total Loan Participations and Assignments (Cost $17,086)			17,621

CORPORATE BONDS & NOTES 47.2%

BANKING & FINANCE 18.7%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		250	250

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,700	1,770

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		2,000	2,022

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,000	921
3.850% due 10/29/2041		367	302
3.875% due 01/23/2028		1,000	992

Aircastle Ltd.
2.850% due 01/26/2028		2,010	1,939

Ally Financial, Inc.
5.737% due 05/15/2029 •		700	717

American Express Co.
3.433% due 05/20/2032 •	EUR	1,600	1,894
5.016% due 04/25/2031 •		$800	823
5.667% due 04/25/2036 •		500	529

American Financial Group, Inc.
4.500% due 06/15/2047		7,400	6,203

American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,686

American Tower Corp.
1.875% due 10/15/2030		1,740	1,540
2.100% due 06/15/2030		1,550	1,398
2.900% due 01/15/2030		300	283
2.950% due 01/15/2051		2,800	1,816
5.550% due 07/15/2033		3,500	3,666

Arch Capital Group Ltd.
3.635% due 06/30/2050		4,900	3,650

ARES Capital Corp.
2.150% due 07/15/2026		1,500	1,474

ARES Finance Co. IV LLC
3.650% due 02/01/2052		3,100	2,223

ARES Strategic Income Fund
4.850% due 01/15/2029		1,100	1,089
5.800% due 09/09/2030		1,600	1,627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arthur J Gallagher & Co.
5.550% due 02/15/2055	$2,100	$2,055

Athene Global Funding
5.516% due 03/25/2027	1,200	1,222
5.583% due 01/09/2029	3,500	3,619

Aviation Capital Group LLC
6.375% due 07/15/2030	3,500	3,746

Avolon Holdings Funding Ltd.
4.950% due 10/15/2032	2,000	1,977

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(g)	1,000	1,047

Bank of America Corp.
5.819% due 09/15/2029 •	3,300	3,452

Barclays PLC
2.894% due 11/24/2032 •	2,300	2,073
6.224% due 05/09/2034 •	2,900	3,121
6.692% due 09/13/2034 •	600	664

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	2,300	1,977
2.850% due 08/05/2051	2,800	1,775

Blackstone Secured Lending Fund
2.850% due 09/30/2028	230	218

Block Financial LLC
5.375% due 09/15/2032	2,000	2,017

Blue Owl Capital Corp.
2.875% due 06/11/2028	3,800	3,597

Blue Owl Finance LLC
3.125% due 06/10/2031	4,408	4,016
4.375% due 02/15/2032	200	191

BNP Paribas SA
5.283% due 11/19/2030 •	1,000	1,028

BPCE SA
7.003% due 10/19/2034 •	13,450	15,010

Broadstone Net Lease LLC
5.000% due 11/01/2032	300	298

Brookfield Asset Management Ltd.
5.795% due 04/24/2035	700	734

Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032	5,190	4,536

Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050	50	35

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,100	4,316
3.625% due 02/15/2052	800	579
4.700% due 09/20/2047	5,500	4,825

Brown & Brown, Inc.
5.550% due 06/23/2035	800	824
5.650% due 06/11/2034	1,650	1,713

CaixaBank SA
6.037% due 06/15/2035 •	900	957
6.840% due 09/13/2034 •	3,900	4,348

Cape Lookout Re Ltd.
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~	2,700	2,821

Capital One Financial Corp.
5.197% due 09/11/2036 •	2,200	2,177

Carlyle Finance LLC
5.650% due 09/15/2048	6,000	5,964

CBRE Services, Inc.
5.950% due 08/15/2034	2,600	2,775

CFE Fibra E
5.875% due 09/23/2040	1,100	1,113

Charles River Re Ltd.
11.536% due 05/10/2031 •	250	265

CI Financial Corp.
7.500% due 05/30/2029	150	160

Citizens Financial Group, Inc.
5.718% due 07/23/2032 •	3,000	3,133

Community Preservation Corp.
2.867% due 02/01/2030	1,980	1,842

COPT Defense Properties LP
4.500% due 10/15/2030 (b)	400	398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CoStar Group, Inc.
2.800% due 07/15/2030		$1,500	$1,374

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,000	611

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028		$100	97

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		1,200	1,248

Danske Bank AS
4.375% due 06/12/2028		7,100	7,130

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		5,000	4,457

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		2,100	2,136

Encore Capital Group, Inc.
6.625% due 04/15/2031 (b)		1,300	1,297

EPR Properties
3.750% due 08/15/2029		900	867
4.500% due 06/01/2027		600	601
4.950% due 04/15/2028		600	605

EQT AB
5.850% due 05/08/2035		2,200	2,275

Equinix, Inc.
3.400% due 02/15/2052		1,900	1,333

Equitable Holdings, Inc.
5.000% due 04/20/2048		3,393	3,126

Essex Portfolio LP
5.375% due 04/01/2035		600	620

Extra Space Storage LP
2.350% due 03/15/2032		400	347
5.500% due 07/01/2030		2,000	2,086

F&G Global Funding
5.875% due 01/16/2030		1,000	1,040

Fairfax Financial Holdings Ltd.
6.100% due 03/15/2055		2,300	2,361

Farmers Insurance Exchange
4.747% due 11/01/2057 •		3,300	2,785

Fish Pond Re Ltd.
7.924% (T-BILL 1MO + 4.020%) due 01/08/2027 ~		2,700	2,776

FMR LLC
5.150% due 02/01/2043		11,300	10,865

Ford Motor Credit Co. LLC
6.800% due 05/12/2028		5,900	6,129
6.950% due 06/10/2026		1,700	1,722

Freedom Mortgage Corp.
12.000% due 10/01/2028		2,300	2,438

FS KKR Capital Corp.
3.125% due 10/12/2028		1,800	1,669
3.250% due 07/15/2027		2,200	2,127

GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,308
2.250% due 01/06/2027		1,600	1,561
2.900% due 01/06/2032		1,600	1,418

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,500	1,355

GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037		2,800	2,783
6.250% due 09/15/2054		721	727

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		6,000	5,445
5.218% due 04/23/2031 •		2,300	2,379
5.330% due 07/23/2035 •		2,700	2,780
5.536% due 01/28/2036 •		2,000	2,089

Golub Capital BDC, Inc.
7.050% due 12/05/2028		2,800	2,961

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		7,400	6,906

Hanover Insurance Group, Inc.
5.500% due 09/01/2035		1,500	1,519

Hardwood Flooring LLC
5.330% due 06/07/2035 «(i)		900	933

108	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPS Corporate Lending Fund
5.450% due 11/15/2030	$900	$900
5.850% due 06/05/2030	2,100	2,138

HSBC Holdings PLC
7.390% due 11/03/2028 •	1,596	1,695

Indian Railway Finance Corp. Ltd.
3.570% due 01/21/2032	2,200	2,090

ING Groep NV
6.114% due 09/11/2034 •	7,619	8,244

Intercontinental Exchange, Inc.
3.000% due 09/15/2060	4,000	2,480

Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,166
8.248% due 11/21/2033 •	2,289	2,702

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	3,100	3,227

Israel Discount Bank Ltd.
5.375% due 01/26/2028	2,900	2,925

JAB Holdings BV
3.750% due 05/28/2051	2,750	1,910
4.500% due 04/08/2052	300	237

Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,413
5.550% due 07/02/2027	1,300	1,329

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028	2,150	2,309

JPMorgan Chase & Co.
5.140% due 01/24/2031 •	2,000	2,066
5.572% due 04/22/2036 •	4,300	4,535

Kilroy Realty LP
2.650% due 11/15/2033	200	164

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	502

KKR Group Finance Co. X LLC
3.250% due 12/15/2051	2,500	1,686

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030	300	306

Lazard Group LLC
4.375% due 03/11/2029	1,800	1,796

Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(c)	1,200	1

Lincoln Financial Global Funding
4.625% due 08/18/2030	300	302

Lloyds Banking Group PLC
5.985% due 08/07/2027 •	1,700	1,725

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~	900	1,005

LPL Holdings, Inc.
5.150% due 06/15/2030	1,000	1,018

Marex Group PLC
5.829% due 05/08/2028	800	812

Marsh & McLennan Cos., Inc.
4.750% due 03/15/2039	712	687

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •	1,200	1,250

Met Tower Global Funding
4.200% due 09/16/2030	2,500	2,485

Morgan Stanley
0.000% due 04/02/2032 þ(i)	3,700	2,673
4.654% due 10/18/2030 •	3,000	3,034
5.042% due 07/19/2030 •	2,300	2,358

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	800	799

National Health Investors, Inc.
3.000% due 02/01/2031	460	416

National Securities Clearing Corp.
4.900% due 06/26/2029	4,000	4,114

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031	5,700	5,779

Nationwide Building Society
6.557% due 10/18/2027 •	6,100	6,240

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		$4,000	$3,094

NatWest Group PLC
4.892% due 05/18/2029 •		6,300	6,402

Newmark Group, Inc.
7.500% due 01/12/2029		1,467	1,575

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		450	443
2.450% due 09/15/2028		170	156

Nomura Holdings, Inc.
4.904% due 07/01/2030		200	203
5.783% due 07/03/2034		1,700	1,802
7.000% due 07/15/2030 •(f)(g)		2,300	2,384

Norinchukin Bank
5.359% due 09/09/2035		900	915

OneMain Finance Corp.
3.500% due 01/15/2027		1,990	1,946

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296

Pacific Life Insurance Co.
5.950% due 09/15/2055		$4,300	4,448

Polestar Re Ltd.
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		1,700	1,770

Popular, Inc.
7.250% due 03/13/2028		2,400	2,509

Public Storage Operating Co.
3.500% due 01/20/2034 «(b)	EUR	1,700	1,989

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~		250	298

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		$2,100	2,247

RGA Global Funding
6.000% due 11/21/2028		3,500	3,682

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	183
6.534% due 01/10/2029 •		900	942
6.833% due 11/21/2026 •		6,000	6,018

SBA Tower Trust
4.831% due 10/15/2029		4,300	4,332

Simon Property Group LP
5.125% due 10/01/2035		1,500	1,518

Sixth Street Lending Partners
5.750% due 01/15/2030		1,000	1,017

Skandinaviska Enskilda Banken AB
4.500% due 09/03/2030		1,500	1,504

Starwood Property Trust, Inc.
6.500% due 07/01/2030		1,000	1,035

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030		800	802

Synchrony Financial
2.875% due 10/28/2031		430	381

Torrey Pines Re Ltd.
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	260
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255

Trust Fibra Uno
4.869% due 01/15/2030		600	589

U.S. Bancorp
5.424% due 02/12/2036 •		600	621

UBS AG
7.500% due 02/15/2028		3,200	3,446

UBS Group AG
1.305% due 02/02/2027 •		2,700	2,673
1.494% due 08/10/2027 •		5,600	5,469
3.091% due 05/14/2032 •		7,500	6,942
4.703% due 08/05/2027 •		2,200	2,208
4.751% due 05/12/2028 •		800	807
4.988% due 08/05/2033 •		1,700	1,719
5.428% due 02/08/2030 •		1,700	1,757
6.327% due 12/22/2027 •		1,200	1,230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
3.127% due 06/03/2032 •		$5,700	$5,259

Ursa Re Ltd.
9.480% (BNMMDTSC + 5.500%) due 12/07/2026 ~		2,500	2,578

VICI Properties LP
6.125% due 04/01/2054		710	721

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		2,900	2,833

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251

Wells Fargo & Co.
3.068% due 04/30/2041 •		400	311
5.150% due 04/23/2031 •		4,000	4,126
5.244% due 01/24/2031 •		2,000	2,070
5.605% due 04/23/2036 •		5,800	6,089

Welltower OP LLC
5.125% due 03/15/2043		10,600	10,115

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297

Winston RE Ltd.
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		$2,800	3,024

WP Carey, Inc.
4.650% due 07/15/2030		700	704

			435,731

INDUSTRIALS 17.7%

AbbVie, Inc.
5.500% due 03/15/2064		692	692

AEP Transmission Co. LLC
3.650% due 04/01/2050		50	38

Air Canada Pass-Through Trust
3.300% due 07/15/2031		513	487
3.750% due 06/15/2029		226	222
5.250% due 10/01/2030		614	628

Aker BP ASA
3.100% due 07/15/2031		1,600	1,464

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,399	1,402

American Airlines Pass-Through Trust
2.875% due 01/11/2036		84	76
3.000% due 04/15/2030		2,991	2,880
3.250% due 04/15/2030		2,033	1,929
3.650% due 08/15/2030		118	115
3.700% due 04/01/2028		1,152	1,145

Amgen, Inc.
4.400% due 02/22/2062		1,994	1,598
4.663% due 06/15/2051		3,779	3,303

Antofagasta PLC
5.625% due 09/09/2035		700	714

AS Mileage Plan IP Ltd.
5.308% due 10/20/2031		1,500	1,494

Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,191
5.950% due 10/15/2033		2,400	2,538

Axalta Coating Systems LLC
3.375% due 02/15/2029		500	474

Axon Enterprise, Inc.
6.125% due 03/15/2030		400	412

Bacardi Ltd./Bacardi-Martini BV
5.900% due 06/15/2043		5,073	5,047

Baptist Health South Florida Obligated Group
3.115% due 11/15/2071		3,300	1,954

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		400	399

Beignet
6.850% due 06/01/2049 «(b)		33,880	33,880

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Global, Inc.
1.570% due 01/15/2026		$715	$709
5.500% due 04/15/2028		2,200	2,263

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		1,490	981

Block, Inc.
5.625% due 08/15/2030		600	608
6.000% due 08/15/2033		400	410

Boeing Co.
2.196% due 02/04/2026		1,000	993
3.250% due 02/01/2035		903	784
6.298% due 05/01/2029		1,000	1,062
6.528% due 05/01/2034		2,400	2,655
6.858% due 05/01/2054		1,200	1,370
7.008% due 05/01/2064		674	781

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		1,080	1,060

Boston Scientific Corp.
7.375% due 01/15/2040		12,750	15,574

British Airways Pass-Through Trust
3.300% due 06/15/2034		147	139
3.350% due 12/15/2030		42	40
4.250% due 05/15/2034		261	255

Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,142
3.187% due 11/15/2036		1,899	1,621
3.419% due 04/15/2033		2,800	2,592
3.469% due 04/15/2034		5,150	4,702
3.500% due 02/15/2041		300	247
4.150% due 04/15/2032		2,000	1,962

Cablevision Lightpath LLC
3.875% due 09/15/2027		2,000	1,943

Cameron LNG LLC
3.701% due 01/15/2039		1,400	1,202

Canadian Natural Resources Ltd.
5.400% due 12/15/2034		400	408

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		3,200	3,141
3.276% due 12/01/2028		500	483
3.569% due 12/01/2031		2,900	2,711

Cencora, Inc.
3.625% due 05/22/2032	EUR	700	832

CGI, Inc.
2.300% due 09/14/2031		$1,600	1,407

Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032		860	736
3.500% due 06/01/2041		4,000	2,920
3.900% due 06/01/2052		1,770	1,200
5.375% due 04/01/2038		600	566
5.375% due 05/01/2047		2,200	1,903

Chord Energy Corp.
6.750% due 03/15/2033		1,000	1,014

Cigna Group
5.250% due 01/15/2036		2,000	2,026

City of Hope
4.378% due 08/15/2048		1,010	834

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037		1,300	1,431

Conagra Brands, Inc.
5.750% due 08/01/2035		1,100	1,121

Constellation Brands, Inc.
4.800% due 05/01/2030		1,100	1,116

Continental Wind LLC
6.000% due 02/28/2033		973	998

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		3,000	3,206

CSN Resources SA
4.625% due 06/10/2031		4,800	3,905

DAE Funding LLC
3.375% due 03/20/2028		2,700	2,616

Dell International LLC/EMC Corp.
5.000% due 04/01/2030		800	820

Devon Energy Corp.
5.750% due 09/15/2054		1,143	1,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diamondback Energy, Inc.
5.550% due 04/01/2035		$1,500	$1,541
5.900% due 04/18/2064		723	697

Elevance Health, Inc.
5.850% due 11/01/2064		4,500	4,482

Embraer Netherlands Finance BV
5.980% due 02/11/2035		1,500	1,592

Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,263
5.950% due 04/05/2054		488	502

Energy Transfer LP
5.300% due 04/15/2047		7,400	6,689
6.050% due 06/01/2041		3,200	3,262
6.250% due 04/15/2049		100	101
6.625% due 10/15/2036		5,200	5,679
7.500% due 07/01/2038		4,135	4,816

Eni SpA
5.750% due 05/19/2035		1,000	1,042

Entergy Louisiana LLC
1.600% due 12/15/2030		600	527
2.900% due 03/15/2051		2,100	1,355

Enterprise Products Operating LLC
4.450% due 02/15/2043		1,000	884

Expand Energy Corp.
5.700% due 01/15/2035		800	823

Ferguson Enterprises, Inc.
5.000% due 10/03/2034		900	907

FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		3,300	3,220

Fiserv, Inc.
4.550% due 02/15/2031		600	602

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,603
4.317% due 12/30/2039		1,750	1,457

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		1,600	1,704
6.510% due 02/23/2042		600	651

HCA, Inc.
3.625% due 03/15/2032		4,000	3,754
4.625% due 03/15/2052		1,000	826
5.125% due 06/15/2039		2,900	2,796
5.250% due 06/15/2049		600	550
5.500% due 06/15/2047		450	430
6.000% due 04/01/2054		698	700

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	300	430

Hyundai Capital America
5.400% due 06/24/2031		$2,800	2,885

IGT Lottery Holdings BV
4.250% due 03/15/2030	EUR	2,800	3,345

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031		2,300	2,933

Imperial Brands Finance PLC
3.500% due 07/26/2026		$550	546

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	2,000	2,355

JDE Peet’s NV
2.250% due 09/24/2031		$300	260

JetBlue Pass-Through Trust
4.000% due 05/15/2034		141	133

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		400	434

Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,400	2,460
6.500% due 02/09/2040		310	336

Las Vegas Sands Corp.
3.500% due 08/18/2026		800	794
3.900% due 08/08/2029		1,600	1,549
6.200% due 08/15/2034		719	753

Marriott International, Inc.
5.500% due 04/15/2037		1,700	1,738

Mars, Inc.
4.800% due 03/01/2030		1,200	1,223
5.200% due 03/01/2035		2,000	2,045
5.650% due 05/01/2045		500	508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marvell Technology, Inc.
2.450% due 04/15/2028		$200	$192
2.950% due 04/15/2031		30	28
4.750% due 07/15/2030		200	203
5.450% due 07/15/2035		500	516

Medtronic, Inc.
4.200% due 10/15/2045	EUR	800	936

Meta Platforms, Inc.
5.400% due 08/15/2054		$2,400	2,373

MGM China Holdings Ltd.
5.875% due 05/15/2026		1,100	1,102

Microchip Technology, Inc.
5.050% due 02/15/2030		1,100	1,125

Micron Technology, Inc.
3.366% due 11/01/2041		300	232

Miller Homes Group Finco PLC
6.286% due 10/15/2030 •	EUR	1,000	1,196

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	7,600	5,728

MPLX LP
4.500% due 04/15/2038		$805	729
4.700% due 04/15/2048		1,500	1,257
4.900% due 04/15/2058		75	62
4.950% due 03/14/2052		1,400	1,195
5.000% due 03/01/2033		988	989
5.400% due 04/01/2035		600	605
5.500% due 02/15/2049		1,060	988

MSCI, Inc.
5.250% due 09/01/2035		1,100	1,110

National Football League
4.780% due 10/05/2030 «(i)		2,700	2,721
5.250% due 10/05/2034 «(i)		1,000	1,025

National Fuel Gas Co.
2.950% due 03/01/2031		2,700	2,465

Newmont Corp./Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		20	17

NFL Football Club Term Notes
5.250% due 10/05/2034 «(i)		1,300	1,315

Northern Natural Gas Co.
4.300% due 01/15/2049		6,100	5,016

Northern Star Resources Ltd.
6.125% due 04/11/2033		3,600	3,812

Northwell Healthcare, Inc.
4.260% due 11/01/2047		1,800	1,481

Occidental Petroleum Corp.
6.200% due 03/15/2040		1,000	1,017
6.625% due 09/01/2030		1,000	1,072

Oracle Corp.
3.600% due 04/01/2040		100	80
3.600% due 04/01/2050		1,120	789
3.650% due 03/25/2041		1,900	1,523
3.800% due 11/15/2037		2,800	2,422
3.850% due 04/01/2060		8,005	5,509
4.100% due 03/25/2061		3,800	2,739
4.500% due 07/08/2044		900	770
5.375% due 09/27/2054		700	643
5.500% due 09/27/2064		1,300	1,191

PeaceHealth Obligated Group
3.218% due 11/15/2050		1,260	819

Petroleos Mexicanos
10.000% due 02/07/2033		4,271	4,959

Pfizer Netherlands International Finance BV
2.875% due 05/19/2029	EUR	600	709

Philip Morris International, Inc.
3.250% due 06/06/2032		600	701
3.875% due 08/21/2042		$880	732

Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	357
2.864% due 01/01/2052		500	319

Renesas Electronics Corp.
2.170% due 11/25/2026		4,900	4,777

Royalty Pharma PLC
5.950% due 09/25/2055		1,900	1,909

Sands China Ltd.
2.300% due 03/08/2027		2,100	2,041

110	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.250% due 08/08/2031		$1,300	$1,199
3.800% due 01/08/2026		600	599

Saudi Arabian Oil Co.
5.875% due 07/17/2064		2,800	2,763
6.375% due 06/02/2055		1,000	1,067

Sealed Air Corp.
1.573% due 10/15/2026		1,921	1,862

Skyworks Solutions, Inc.
3.000% due 06/01/2031		600	543

Snam SpA
5.750% due 05/28/2035		2,000	2,075

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		1,300	1,293

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		300	274

Synopsys, Inc.
5.150% due 04/01/2035		1,500	1,526

Sysco Corp.
5.400% due 03/23/2035		1,100	1,138

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,500	1,345
3.300% due 02/15/2051		1,900	1,296
3.400% due 10/15/2052		3,500	2,400
3.600% due 11/15/2060		5,401	3,673

Targa Resources Corp.
6.125% due 03/15/2033		2,100	2,234
6.250% due 07/01/2052		702	717
6.500% due 02/15/2053		3,400	3,582

TD SYNNEX Corp.
1.750% due 08/09/2026		4,200	4,107
2.375% due 08/09/2028		3,400	3,228
2.650% due 08/09/2031		2,340	2,101

Tencent Holdings Ltd.
3.940% due 04/22/2061		1,200	957

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,660	3,429
7.625% due 04/01/2037		4,720	5,567
8.375% due 06/15/2032		3,600	4,254

Teva Pharmaceutical Finance Netherlands II BV
4.125% due 06/01/2031	EUR	2,000	2,381

Time Warner Cable LLC
5.875% due 11/15/2040		$500	478
6.750% due 06/15/2039		1,300	1,361
7.300% due 07/01/2038		1,225	1,339

Topaz Solar Farms LLC
4.875% due 09/30/2039		3,211	2,825

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		1,168	1,014

Transocean International Ltd.
7.875% due 10/15/2032 (b)		225	227

Tyson Foods, Inc.
5.400% due 03/15/2029		1,700	1,759
5.700% due 03/15/2034		1,513	1,595

Uber Technologies, Inc.
4.800% due 09/15/2034		1,400	1,404

United Airlines Pass-Through Trust
2.700% due 11/01/2033		454	417
2.875% due 04/07/2030		437	416
3.100% due 04/07/2030		374	355
3.450% due 01/07/2030		231	222
4.550% due 02/25/2033		1,653	1,591
5.875% due 04/15/2029		1,926	1,982

UnitedHealth Group, Inc.
5.050% due 04/15/2053		4,600	4,218
5.200% due 04/15/2063		5,000	4,582
5.750% due 07/15/2064		287	286

Vale Overseas Ltd.
6.400% due 06/28/2054		3,900	4,013

Valley Children’s Hospital
4.399% due 03/15/2048		2,000	1,685

Var Energi ASA
6.500% due 05/22/2035		1,800	1,918

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		100	105
6.750% due 01/15/2036		500	531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware LLC
1.800% due 08/15/2028		$600	$563
2.200% due 08/15/2031		350	309

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		2,400	2,421

Weir Group, Inc.
5.350% due 05/06/2030		1,300	1,338

Williams Cos., Inc.
4.800% due 11/15/2029		2,200	2,241
5.150% due 03/15/2034		2,400	2,438

Woodside Finance Ltd.
5.100% due 09/12/2034		3,250	3,227
5.400% due 05/19/2030		3,200	3,287

Wynn Macau Ltd.
5.625% due 08/26/2028		3,300	3,299

			411,366

UTILITIES 10.8%

AEP Texas, Inc.
5.400% due 06/01/2033		3,300	3,396

AES Corp.
5.450% due 06/01/2028		900	922

Alabama Power Co.
4.300% due 01/02/2046		700	601
4.300% due 07/15/2048		2,000	1,708

Alliant Energy Finance LLC
1.400% due 03/15/2026		1,000	986
3.600% due 03/01/2032		1,700	1,574

American Transmission Systems, Inc.
5.000% due 09/01/2044		200	187

Arizona Public Service Co.
2.650% due 09/15/2050		20	12

AT&T, Inc.
3.500% due 09/15/2053		1,883	1,304
3.550% due 09/15/2055		493	340
3.650% due 09/15/2059		6,731	4,606

Baltimore Gas & Electric Co.
5.400% due 06/01/2053		3,400	3,343

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		200	164
4.600% due 05/01/2053		400	345
6.125% due 04/01/2036		500	544

BG Energy Capital PLC
5.125% due 10/15/2041		4,300	4,173

Black Hills Corp.
6.000% due 01/15/2035		704	750
6.150% due 05/15/2034		4,200	4,495

Boston Gas Co.
6.119% due 07/20/2053		4,560	4,703

BP Capital Markets BV
3.360% due 09/12/2031	EUR	2,300	2,736

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030		$1,000	1,024

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		5,083	5,257

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		3,500	3,470

Commonwealth Edison Co.
3.850% due 03/15/2052		100	76

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		700	427
4.300% due 12/01/2056		100	81

Constellation Energy Generation LLC
5.800% due 03/01/2033		4,900	5,238

Dominion Energy, Inc.
5.000% due 06/15/2030		2,100	2,154
5.450% due 03/15/2035		2,500	2,564

DTE Energy Co.
5.100% due 03/01/2029		1,500	1,538

Duke Energy Carolinas LLC
3.750% due 06/01/2045		270	215
4.000% due 09/30/2042		400	341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Corp.
5.800% due 06/15/2054		$900	$910

Duke Energy Florida LLC
3.000% due 12/15/2051		1,496	982
3.850% due 11/15/2042		4,600	3,807
6.350% due 09/15/2037		200	223

Duke Energy Ohio, Inc.
5.400% due 06/15/2033		110	114

Duke Energy Progress LLC
2.500% due 08/15/2050		3,990	2,403
5.250% due 03/15/2033		4,100	4,269

Edison International
5.750% due 06/15/2027		330	334

Electricite de France SA
6.900% due 05/23/2053		730	815
9.125% due 03/15/2033 •(f)		2,100	2,436

Enel Finance International NV
7.500% due 10/14/2032		2,768	3,193

Entergy Arkansas LLC
2.650% due 06/15/2051		60	36
3.350% due 06/15/2052		270	188

Entergy Corp.
2.400% due 06/15/2031		2,390	2,138

Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,800
5.800% due 09/01/2053		600	610

EPH Financing International AS
6.651% due 11/13/2028	EUR	3,000	3,833

Evergy Kansas Central, Inc.
5.250% due 03/15/2035		$2,100	2,142

Eversource Energy
5.125% due 05/15/2033		1,500	1,522

Gazprom PJSC via Gaz Finance PLC
3.500% due 07/14/2031		8,000	5,400

Georgia Power Co.
3.250% due 03/15/2051		5,300	3,715
3.700% due 01/30/2050		1,000	766
4.300% due 03/15/2042		3,752	3,316
5.125% due 05/15/2052		2,400	2,292

Greenko Power II Ltd.
4.300% due 12/13/2028		327	313

Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,208
6.050% due 03/15/2037		800	869

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,800	2,744

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		2,400	2,227

Kentucky Utilities Co.
3.300% due 06/01/2050		70	49
5.450% due 04/15/2033		2,000	2,094

Louisville Gas & Electric Co.
5.450% due 04/15/2033		2,000	2,095

MidAmerican Energy Co.
2.700% due 08/01/2052		5,500	3,473

Narragansett Electric Co.
5.350% due 05/01/2034		1,400	1,444

National Grid USA
5.803% due 04/01/2035		120	124

New York State Electric & Gas Corp.
1.950% due 10/01/2030		480	417
2.150% due 10/01/2031		2,000	1,741
5.850% due 08/15/2033		700	746

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	3,600	2,629
4.670% due 06/12/2035		3,600	2,667

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		$3,500	2,976

NiSource, Inc.
5.250% due 03/30/2028		2,720	2,792

Northern States Power Co.
3.600% due 09/15/2047		6,300	4,802

NRG Energy, Inc.
2.450% due 12/02/2027		362	347
4.734% due 10/15/2030 (b)		2,400	2,401

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oglethorpe Power Corp.
5.050% due 10/01/2048	$1,358	$1,239

Ohio Power Co.
2.900% due 10/01/2051	1,100	686
5.850% due 10/01/2035	100	105

ONEOK, Inc.
5.850% due 11/01/2064	2,900	2,771
7.150% due 01/15/2051	100	112

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,872
3.000% due 06/15/2028	3,200	3,086
3.150% due 01/01/2026	1,200	1,196
3.250% due 06/01/2031	1,700	1,564
3.500% due 08/01/2050	7,250	4,954
3.750% due 08/15/2042	2,790	2,132
3.950% due 12/01/2047	1,000	748
4.200% due 03/01/2029	2,000	1,984
4.250% due 03/15/2046	300	237
4.300% due 03/15/2045	500	402
4.400% due 03/01/2032	2,000	1,952
4.500% due 07/01/2040	6,100	5,311
4.550% due 07/01/2030	750	745
4.600% due 06/15/2043	900	759
4.750% due 02/15/2044	100	86
4.950% due 07/01/2050	370	318
5.250% due 03/01/2052	300	267
6.150% due 01/15/2033	1,200	1,271

PacifiCorp
4.125% due 01/15/2049	8,300	6,468
4.150% due 02/15/2050	300	234
5.750% due 04/01/2037	60	62
6.000% due 01/15/2039	2,040	2,134
6.100% due 08/01/2036	60	64
6.250% due 10/15/2037	3,300	3,541

PECO Energy Co.
2.850% due 09/15/2051	886	572

Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,037

Public Service Co. of Colorado
5.150% due 09/15/2035	900	912

Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	4,690

RWE Finance U.S. LLC
5.125% due 09/18/2035	400	395

San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,394
4.150% due 05/15/2048	9,400	7,652

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,029

Southern California Edison Co.
2.250% due 06/01/2030	800	718
2.500% due 06/01/2031	4,700	4,171
2.750% due 02/01/2032	2,400	2,112
2.950% due 02/01/2051	3,000	1,838
3.450% due 02/01/2052	2,300	1,532
3.650% due 03/01/2028	200	197
3.650% due 02/01/2050	1,100	770
3.650% due 06/01/2051	2,020	1,399
3.900% due 12/01/2041	500	390
3.900% due 03/15/2043	3,600	2,821
4.650% due 10/01/2043	1,850	1,578
6.000% due 01/15/2034	3,600	3,772

Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,254
4.125% due 06/01/2048	4,417	3,595

Southwestern Electric Power Co.
6.200% due 03/15/2040	2,200	2,332

Virginia Electric & Power Co.
4.900% due 09/15/2035	800	796

Vodafone Group PLC
5.750% due 02/10/2063	800	780
5.875% due 06/28/2064	1,729	1,722

Wisconsin Electric Power Co.
4.300% due 12/15/2045	3,600	3,058

		251,492

Total Corporate Bonds & Notes (Cost $1,160,799)		1,098,589

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.5%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	$3,800	$3,082
0.000% due 08/15/2032 (d)	100	73

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	266
3.000% due 06/01/2046	1,540	1,377
4.214% due 06/01/2050	2,600	1,930

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
3.037% due 06/01/2032	4,200	3,763

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	974

		11,465

GEORGIA 0.4%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	7,413	8,133

ILLINOIS 0.3%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	77	82

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.007% due 01/01/2033	5,030	4,597

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	900	971

		5,650

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (d)	700	466

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	1,000	861

NEW YORK 0.2%

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	4,095	3,945

OHIO 0.0%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	800	962

PENNSYLVANIA 0.1%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021
2.991% due 06/01/2042	3,770	2,879

TEXAS 0.2%

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (d)	2,900	2,070

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	2,600	2,652

		4,722

Total Municipal Bonds & Notes (Cost $43,836)		39,083

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 17.3%

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	$500	$524

Federal Home Loan Mortgage Corp.
5.000% due 03/01/2038 - 12/01/2038	9	8
6.000% due 04/01/2036 - 10/01/2037	23	23
6.725% due 04/01/2035 •	7	7
7.125% due 10/01/2035 •	3	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	4,650	4,425

Federal Home Loan Mortgage Corp. REMICS
4.887% due 01/15/2033 •	1	1
5.000% due 04/15/2038	182	188
6.000% due 06/15/2035	535	558

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 - 02/25/2045 •	40	38
6.500% due 10/25/2043	30	31

Federal National Mortgage Association
5.420% due 06/01/2043 •	21	21
5.810% due 06/01/2031	2,000	2,082
5.876% due 06/01/2035 •	175	177
6.036% due 12/01/2034 •	93	94
6.078% due 10/01/2035 •	76	77
6.080% due 04/01/2035 •	196	198
6.109% due 06/01/2035 •	244	245
6.405% due 11/01/2035 •	2	2
6.435% due 12/01/2033 •	8	9
6.472% due 08/01/2035 •	11	11
6.526% due 11/01/2034 •	123	128
6.531% due 09/01/2035 •	3	3

Federal National Mortgage Association REMICS
3.000% due 12/25/2046	1,504	1,055
4.523% due 07/25/2037 •	3	3
4.593% due 03/25/2036 •	1	1
5.000% due 08/25/2033	15	15
5.121% due 08/25/2040 •	175	174
5.500% due 04/25/2033 - 08/25/2035	21	21
6.000% due 07/25/2031 - 03/25/2036	1,086	1,141
6.373% due 05/25/2035 ~	78	80

Federal National Mortgage Association Trust
4.871% due 09/25/2032 •	2	2
5.900% due 07/25/2042	4	4

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	15,915	927

Government National Mortgage Association
4.000% due 08/20/2055	223	210
5.625% due 05/20/2030 •	13	13

Government National Mortgage Association REMICS
3.250% due 02/20/2049	2,724	2,424

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055	51,377	48,308
4.500% due 11/01/2055	20,300	19,678

Resolution Funding Corp. Interest STRIPS
0.000% due 01/15/2029 (a)	1,000	887

Tennessee Valley Authority
4.875% due 05/15/2035	4,800	4,979

U.S. Small Business Administration
5.290% due 12/01/2027	35	35
5.510% due 11/01/2027	9	9

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	5,588	5,266
4.500% due 10/01/2055	22,700	22,021
5.000% due 11/01/2055	35,100	34,791
6.000% due 11/01/2055	237,800	242,906
6.500% due 11/01/2055	7,800	8,066

Total U.S. Government Agencies (Cost $403,170)		401,869

112	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 69.9%

U.S. Treasury Bonds
1.125% due 05/15/2040	$47,175	$30,062
1.125% due 08/15/2040 (j)	95,010	59,953
1.375% due 11/15/2040	55,540	36,258
1.750% due 08/15/2041 (j)	99,000	67,202
1.875% due 02/15/2041 (j)	397,700	279,749
1.875% due 02/15/2051	52,395	29,940
2.000% due 11/15/2041	10,500	7,378
2.000% due 02/15/2050	22,030	13,179
2.250% due 08/15/2049	32,576	20,800
2.375% due 11/15/2049 (l)	875	573
2.500% due 02/15/2045	15,520	11,122
2.750% due 11/15/2042 (l)	1,000	775
2.750% due 08/15/2047	12,900	9,356
2.875% due 05/15/2049	405	296
3.000% due 11/15/2044	14,350	11,232
3.000% due 05/15/2045	12,360	9,622
3.000% due 02/15/2048	12,900	9,744
3.000% due 08/15/2048 (j)(l)	141,390	106,341
3.000% due 02/15/2049 (j)	89,030	66,680
3.125% due 02/15/2043	24,610	20,095
3.125% due 08/15/2044 (l)	14,310	11,462
3.375% due 08/15/2042 (j)	61,350	52,295
3.375% due 11/15/2048 (j)	163,600	131,468
3.625% due 08/15/2043	3,200	2,793
3.750% due 08/15/2041	1,700	1,545
3.875% due 02/15/2043	12,700	11,530
3.875% due 05/15/2043	9,100	8,245
4.125% due 08/15/2044 (j)	109,900	102,042
4.500% due 11/15/2054 (j)	2,700	2,600
4.625% due 05/15/2044	4,900	4,865
4.625% due 11/15/2044 (j)	46,700	46,279
4.625% due 02/15/2055 (j)	41,200	40,511
4.750% due 02/15/2045 (j)	82,400	82,934
4.750% due 05/15/2055 (j)	33,100	33,214

U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	33,688	31,896
1.125% due 01/15/2033 (j)(l)	45,623	44,233
1.750% due 01/15/2034	40,879	41,087

U.S. Treasury Notes
3.875% due 04/30/2030 (l)(n)	14,300	14,393
4.000% due 06/30/2032	43,400	43,631
4.125% due 10/31/2029 (n)	1,520	1,545

U.S. Treasury STRIPS Coupon
0.000% due 05/15/2034 (a)(l)	71,900	50,205
0.000% due 08/15/2034 (a)	32,970	22,725
0.000% due 05/15/2035 (a)(l)	32,500	21,548
0.000% due 11/15/2036 (a)	37,600	23,057
0.000% due 08/15/2037 (a)(l)	8,900	5,246
0.000% due 05/15/2041 (a)	450	215
0.000% due 08/15/2041 (a)	350	164
0.000% due 11/15/2041 (a)	170	79
0.000% due 02/15/2042 (a)	1,850	844
0.000% due 05/15/2042 (a)	1,240	557
0.000% due 08/15/2042 (a)	1,890	837
0.000% due 11/15/2042 (a)	810	354

Total U.S. Treasury Obligations (Cost $1,861,100)		1,624,756

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%

Adjustable Rate Mortgage Trust
4.711% due 10/25/2035 ~	438	387

AG Trust
6.166% due 07/15/2041 •	760	764

American Home Mortgage Assets Trust
4.392% due 10/25/2046 •	49	45
5.073% due 11/25/2046 •	1,470	359

Banc of America Funding Trust
6.063% due 02/20/2036 ~	78	74

Banc of America Mortgage Trust
5.242% due 08/25/2035 ~	261	250

BBCMS Mortgage Trust
4.534% due 09/15/2058	1,000	1,004
5.015% due 09/15/2058	5,000	5,116

Bear Stearns ALT-A Trust
4.467% due 11/25/2036 ~	98	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.592% due 08/25/2036 •	$2,008	$1,730
4.838% due 09/25/2035 ~	1,869	1,022
5.232% due 10/25/2035 ~	131	108

Bear Stearns ARM Trust
4.208% due 05/25/2047 ~	355	319
4.812% due 11/25/2030 ~	15	15
5.391% due 11/25/2034 ~	9	8
6.420% due 10/25/2035 •	16	15

Bear Stearns Mortgage Funding Trust
4.632% due 10/25/2036 •	1,406	1,235

Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,417
5.439% due 08/15/2058 ~	3,200	3,330

BMO Mortgage Trust
5.187% due 07/15/2058	5,000	5,144

Chase Mortgage Finance Trust
4.619% due 03/25/2037 ~	129	120
5.500% due 11/25/2035	1,346	954

ChaseFlex Trust
4.832% due 05/25/2037 •	2,105	2,032

CHL Mortgage Pass-Through Trust
4.462% due 11/25/2037 ~	288	274
4.732% due 05/25/2035 •	37	32
4.912% due 03/25/2035 •	92	80
5.097% due 11/25/2034 ~	28	27
5.250% due 05/25/2035	67	47
5.388% due 02/20/2035 ~	1	1
5.452% due 11/20/2034 ~	5	5
6.224% due 02/20/2036 •	15	13
6.248% due 02/20/2036 •	69	65

CHL Reperforming Loan Trust REMICS
4.692% due 07/25/2036 •	967	920

Citigroup Mortgage Loan Trust, Inc.
4.342% due 01/25/2037 •	15	14
5.072% due 08/25/2035 •	22	21
6.480% due 10/25/2035 •	10	10

COMM Mortgage Trust
3.140% due 10/10/2036	4,300	4,055

Countrywide Alternative Loan Trust
4.445% due 12/20/2046 •	392	345
4.652% due 09/25/2046 •	363	355
4.670% due 03/20/2046 •	91	85
4.692% due 05/25/2036 •	1,870	1,771
4.832% due 02/25/2037 •	38	32
4.890% due 11/20/2035 •	1,543	1,470
4.890% due 12/20/2035 •	389	370
5.500% due 09/25/2035	980	690
5.500% due 10/25/2035	2,178	1,131
5.500% due 11/25/2035	438	239
5.500% due 03/25/2036	60	25
6.000% due 03/25/2036	2,730	1,222
6.250% due 08/25/2037	99	45

DSLA Mortgage Loan Trust
4.988% due 08/19/2045 •	44	39

First Horizon Mortgage Pass-Through Trust
4.472% due 12/25/2034 ~	1	1

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	5,225	4,556

GSMPS Mortgage Loan Trust
4.622% due 01/25/2036 •	304	246

GSR Mortgage Loan Trust
4.290% due 11/25/2035 ~	2	2

HarborView Mortgage Loan Trust
4.628% due 01/19/2038 •	1,024	905
4.658% due 12/19/2036 •	2,385	1,890

IndyMac INDX Mortgage Loan Trust
3.691% due 04/25/2037 ~	66	60
3.764% due 04/25/2037 ~	108	95
4.580% due 12/25/2034 ~	6	6
4.672% due 06/25/2046 •	280	251
4.792% due 07/25/2035 •	2,049	1,370

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	258	254

JP Morgan Mortgage Trust
4.471% due 01/25/2037 ~	11	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 11/25/2049 •	$187	$179
5.172% due 12/25/2049 •	88	85
5.583% due 02/25/2035 ~	1	1
6.262% due 07/25/2035 ~	337	337

Lehman XS Trust
4.632% due 12/25/2036 •	607	600

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •	221	205
5.578% due 11/21/2034 ~	24	23

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.965% due 11/15/2031 •	6	6

Merrill Lynch Mortgage Investors Trust
5.850% due 05/25/2033 ~	4	4
6.187% due 02/25/2034 ~	2	2
6.618% due 07/25/2034 ~	36	35
7.000% due 05/25/2033 ~	2	2

Morgan Stanley Mortgage Loan Trust
4.572% due 08/25/2036 •	2,555	553

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	2,426	2,337
4.500% due 05/25/2058 ~	1,276	1,249

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.159% due 05/25/2036 ~	12,654	2,278

RALI Trust
4.692% due 04/25/2046 •	175	43
6.000% due 06/25/2036	3,411	2,738
6.000% due 08/25/2036	485	410
6.500% due 08/25/2036	876	780

Residential Asset Securitization Trust
4.672% due 01/25/2046 •	183	49
4.722% due 04/25/2035 •	39	20

Structured Adjustable Rate Mortgage Loan Trust
4.592% due 10/25/2035 •	22	21
4.712% due 05/25/2037 •	80	74
5.553% due 01/25/2035 •	31	29
5.938% due 12/25/2034 ~	13	13

Structured Asset Mortgage Investments II Trust
4.692% due 04/25/2036 •	183	167
4.712% due 05/25/2036 •	97	80
4.892% due 12/25/2035 •	3	2
4.908% due 10/19/2034 •	5	5

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.060% due 12/25/2033 ~	5	5

TBW Mortgage-Backed Trust
6.000% due 07/25/2036	4,569	1,702

WaMu Mortgage Pass-Through Certificates Trust
3.727% due 05/25/2046 •	17	14
4.357% due 12/25/2036 ~	136	125
4.387% due 02/25/2037 ~	137	127
4.642% due 05/25/2034 •	244	228
4.662% due 07/25/2037 ~	14	13
4.812% due 12/25/2045 •	17	18
4.852% due 10/25/2045 •	221	219
4.853% due 02/25/2047 •	257	238
4.853% due 03/25/2047 •	127	112
4.883% due 01/25/2047 •	1	1
4.913% due 04/25/2047 •	470	432
5.153% due 08/25/2046 •	517	476
5.201% due 08/25/2046 •	5,236	4,561
5.653% due 10/25/2046 •	2	2
5.653% due 11/25/2046 •	37	33

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
5.123% due 05/25/2046 •	232	206

Wells Fargo Commercial Mortgage Trust
5.693% due 10/15/2042 «•(b)	1,600	1,596
5.793% due 07/15/2037 •	1,500	1,506

Worldwide Plaza Trust
3.526% due 11/10/2036	3,300	2,231

Total Non-Agency Mortgage-Backed Securities (Cost $89,750)		77,704

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 7.4%

AUTOMOBILE ABS OTHER 0.2%

Ford Credit Floorplan Master Owner Trust A
5.142% due 09/15/2029 •		$5,000	$5,030

AUTOMOBILE SEQUENTIAL 0.6%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		7,300	7,675

FCCU Auto Receivables Trust
5.540% due 04/16/2029		1,000	1,013

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	4,656	3,394

SCCU Auto Receivables Trust
5.450% due 12/15/2027		$656	657

Westlake Automobile Receivables Trust
5.750% due 08/16/2027		881	883

			13,622

CASINO SERVICES 0.1%

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	3,497	2,353

CMBS OTHER 0.3%

AREIT Trust
5.636% due 01/20/2037 •		$2,042	2,043

FS Rialto Issuer LLC
6.287% due 01/19/2039 •		1,458	1,458

HGI CRE CLO Ltd.
6.074% due 04/20/2037 •		1,067	1,070

KREF Ltd.
5.584% due 02/17/2039 •		2,176	2,180

M360 Ltd.
5.750% due 11/22/2038 •		147	145

			6,896

CREDIT CARD OTHER 0.2%

Synchrony Card Funding LLC
5.740% due 10/15/2029		5,500	5,604

HOME EQUITY OTHER 1.9%

ACE Securities Corp. Home Equity Loan Trust
5.247% due 05/25/2034 •		587	607

Argent Securities Trust
4.572% due 06/25/2036 •		4,920	3,281

Bear Stearns Asset-Backed Securities I Trust
4.782% due 12/25/2036 •		71	71

C-BASS Trust
3.009% due 01/25/2037 •		24	7
3.394% due 04/25/2037 þ		66	65

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •		340	345

Citigroup Mortgage Loan Trust, Inc.
4.332% due 07/25/2045 •		6	4
4.622% due 03/25/2037 •		492	432

Countrywide Asset-Backed Certificates
4.752% due 04/25/2037 •		329	293

Countrywide Asset-Backed Certificates Trust
4.752% due 03/25/2036 •		805	738
4.912% due 09/25/2047 •		6,623	5,700
6.147% due 07/25/2035 •		87	86

Credit-Based Asset Servicing & Securitization LLC
3.404% due 12/25/2035 •		681	656
4.392% due 07/25/2037 •		13	9
4.408% due 07/25/2035 •		266	264

First NLC Trust
4.342% due 08/25/2037 •		13	7

Fremont Home Loan Trust
5.337% due 06/25/2035 •		1,831	1,813

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.342% due 12/25/2036 •		$5	$2
4.412% due 12/25/2036 •		1,477	790
4.532% due 12/25/2046 •		1,186	630
4.542% due 03/25/2047 •		643	487
4.592% due 04/25/2036 •		186	125
4.672% due 11/25/2036 •		172	80
4.672% due 01/25/2047 •		4,824	2,380

Lehman ABS Mortgage Loan Trust
4.362% due 06/25/2037 •		10	7

Long Beach Mortgage Loan Trust
4.572% due 06/25/2036 •		14,777	6,982

MASTR Asset-Backed Securities Trust
4.632% due 02/25/2036 •		1,711	624
5.097% due 10/25/2034 •		2,123	2,074

MASTR Specialized Loan Trust
4.792% due 02/25/2036 •		1,066	1,049

Merrill Lynch Mortgage Investors Trust
5.202% due 07/25/2035 •		544	544

Morgan Stanley ABS Capital I, Inc. Trust
4.472% due 02/25/2037 •		1,929	852
4.492% due 10/25/2036 •		2,468	1,086
4.602% due 02/25/2037 •		3,965	1,752
4.732% due 09/25/2036 •		3,140	1,354

New Century Home Equity Loan Trust
5.012% due 08/25/2034 •		7	7
5.352% due 01/25/2034 •		64	65

NovaStar Mortgage Funding Trust
4.612% due 01/25/2037 •		5,901	1,947

Option One Mortgage Loan Trust
4.512% due 04/25/2037 •		2,951	1,448
5.007% due 05/25/2035 •		546	530

SASCO Mortgage Loan Trust
5.397% due 04/25/2035 •		470	489

Soundview Home Loan Trust
4.352% due 06/25/2037 •		7	5
4.442% due 07/25/2037 •		247	220
4.492% due 01/25/2037 •		2,990	2,183

Structured Asset Investment Loan Trust
5.997% due 11/25/2034 •		2,253	2,443

Wells Fargo Home Equity Asset-Backed Securities Trust
4.732% due 04/25/2037 •		406	402

			44,935

WHOLE LOAN COLLATERAL 0.2%

Bear Stearns Asset-Backed Securities Trust
6.147% due 10/25/2036 ~		6	6

First Franklin Mortgage Loan Trust
4.492% due 12/25/2037 •		862	834
5.322% due 09/25/2033 •		2,167	2,176

Securitized Asset-Backed Receivables LLC Trust
4.852% due 12/25/2035 •		519	511

			3,527

OTHER ABS 3.9%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		1,000	1,001

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		1,600	1,601

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,000	1,002

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		1,000	1,002

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		600	601

Arbour CLO DAC
3.366% due 05/15/2038 •	EUR	2,000	2,360

Atlas Senior Loan Fund XV Ltd.
5.539% due 10/23/2032 •		$1,135	1,136

Bain Capital Credit CLO Ltd.
5.482% due 07/17/2035 •		900	903
5.548% due 07/16/2034 •		1,000	1,001
5.565% due 07/19/2034 •		1,000	1,001

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •	EUR	1,900	$2,238

Birch Grove CLO Ltd.
5.870% due 07/17/2037 •		$3,300	3,317

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	900	1,058

Capital Street Master Trust
0.000% due 08/16/2029 •		$1,000	1,001
5.724% due 10/16/2028 •		3,000	3,010

Carlyle Global Market Strategies CLO Ltd.
5.545% due 07/20/2032 •		663	664

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		1,042	1,043

CBAMR Ltd.
5.948% due 07/15/2037 •		2,400	2,412

Cumulus Static CLO DAC
3.236% due 11/15/2033 •	EUR	2,370	2,784

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •		4,337	5,093

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •		$862	859

Elevation CLO Ltd.
5.448% due 07/25/2034 •		1,000	1,002

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		491	491

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		1,000	1,002

Grosvenor Place CLO DAC
3.266% due 01/15/2039 •	EUR	1,700	2,001

Horizon Aircraft Finance I Ltd.
4.458% due 12/15/2038		$928	916

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		598	598

Indigo Credit Management II DAC
3.479% due 07/15/2038 •	EUR	1,250	1,471

Invesco Euro CLO V DAC
3.299% due 01/15/2034 •		1,600	1,878

Invitation Homes Trust
4.000% due 09/17/2041		$7,387	7,262

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		1,200	1,201

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		1,000	1,002

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		1,000	1,001

Neuberger Berman Loan Advisers CLO 45 Ltd.
5.380% due 10/14/2036 •		1,000	1,001

Neuberger Berman Loan Advisers CLO 47 Ltd.
5.620% due 04/14/2035 •		4,300	4,300

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		536	536

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		621	622

Ocean Trails CLO 8
5.608% due 07/15/2034 •		1,300	1,302

OZLM XVII Ltd.
5.475% due 07/20/2030 •		147	147

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)	EUR	1,200	1,409
3.736% due 08/15/2033 •		2,000	2,353

Pikes Peak CLO 4
5.528% due 07/15/2034 •		$1,000	1,002

Recette CLO Ltd.
5.667% due 04/20/2034 •		1,000	1,002

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		1,207	1,210

Romark CLO V Ltd.
5.476% due 01/15/2035 •		1,200	1,205

Romark Credit Funding Ltd.
5.423% due 07/29/2043		2,900	2,908

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		750	752

114	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO XXVIII Ltd.
5.598% due 01/25/2032 •		$2,374	$2,379

TCI-Symphony CLO Ltd.
5.509% due 07/15/2030 •		699	700

TCW CLO AMR Ltd.
5.484% due 08/16/2034 •		1,300	1,302

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		435	438

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		1,100	1,102

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		554	554

TSTAT Ltd.
5.475% due 07/20/2037 •		159	159

UPX HIL Issuer Trust
5.160% due 01/25/2047		962	967

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •		1,000	1,002

Verdelite Static CLO Ltd.
5.455% due 07/20/2032 •		634	634

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		2,000	2,000

Voya CLO Ltd.
5.525% due 07/20/2032 •		1,698	1,699
5.682% due 07/14/2031 •		387	387

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •		800	802
5.505% due 04/20/2034 •		600	601

			89,387

Total Asset-Backed Securities (Cost $180,147)			171,354

SOVEREIGN ISSUES 8.1%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030 (b)		2,500	2,515
5.750% due 05/05/2026		3,000	3,025

Colombia Government International Bonds
7.375% due 09/18/2037		720	743
8.750% due 11/14/2053		800	879

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	5,700	4,324

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$7,500	7,619

Israel Government International Bonds
5.375% due 02/19/2030		800	826
5.500% due 03/12/2034		6,200	6,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	6,400	$7,182
5.250% due 03/22/2030		3,400	3,985

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,760,000	10,153
2.400% due 03/20/2055		265,000	1,562
2.800% due 06/20/2055		710,000	4,550

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,280,000	14,132
2.400% due 03/20/2045		424,000	2,793

Korea Housing Finance Corp.
4.625% due 02/24/2033		$1,500	1,518

Kuwait International Bonds
4.652% due 10/09/2035 (b)		6,100	6,100

Mexico Government International Bonds
5.375% due 03/22/2033		4,000	4,002

Mexico Udibonos
2.750% due 11/27/2031 (e)	MXN	4,361	216
3.000% due 12/03/2026 (e)		855	46
4.000% due 11/30/2028 (e)		14,109	768

Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,200	614
6.150% due 08/12/2032		84,200	25,709
6.950% due 08/12/2031		10,800	3,445

Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	17,600	1,006
8.500% due 01/31/2037		70,800	3,777
8.875% due 02/28/2035		633,200	36,021

Romania Government International Bonds
1.750% due 07/13/2030	EUR	7,800	8,053
2.875% due 04/13/2042		1,690	1,276
5.500% due 09/18/2028		2,850	3,518
6.750% due 07/11/2039		700	839

Saudi Government International Bonds
5.000% due 01/18/2053		$800	724
5.375% due 01/13/2031		4,500	4,732

Spain Government Bonds
5.150% due 10/31/2044	EUR	8,800	12,192

U.K. Gilts
4.375% due 07/31/2054	GBP	3,300	3,716

Total Sovereign Issues (Cost $186,239)			188,937

		SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(f)		1,100,000	976

	SHARES	MARKET VALUE (000S)

Capital Farm Credit ACA
5.000% due 03/15/2026 •(f)	2,700,000	$2,682

CoBank ACB
4.250% due 01/01/2027 •(f)	2,400,000	2,336

Farm Credit Bank of Texas
7.750% due 06/15/2029 •(f)	500,000	525

Total Preferred Securities (Cost $6,700)		6,519

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (h)	590,686	591

Total Short-Term Instruments (Cost $591)		591

Total Investments in Securities (Cost $3,949,418)		3,627,023

INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	334,087	3,254

Total Short-Term Instruments (Cost $3,253)		3,254

Total Investments in Affiliates (Cost $3,253)		3,254

Total Investments 156.1% (Cost $3,952,671)		$3,630,277

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $5,574)		(1,142)

Other Assets and Liabilities, net (56.1)%		(1,302,922)

Net Assets 100.0%		$2,326,213

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

(h)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$900	$933	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,303	2,673	0.11
NFL Football Club Term Notes	5.250	10/05/2034	06/27/2025	1,300	1,315	0.06
National Football League	4.780	10/05/2030	06/27/2025	2,700	2,721	0.12
National Football League	5.250	10/05/2034	06/27/2025	1,000	1,025	0.04
Pantheon Senior Debt Secondaries III	6.043	03/26/2026	03/18/2025	700	700	0.03

				$ 9,903	$9,367	0.40%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(24,516)	$(24,540)
	4.550	09/30/2025	10/01/2025	(278,390)	(278,425)
BRC	4.340	09/30/2025	10/02/2025	(40,891)	(40,896)
BSN	4.380	09/25/2025	10/02/2025	(46,992)	(47,026)
DEU	4.180	10/01/2025	10/03/2025	(33,886)	(33,886)
	4.250	09/24/2025	10/01/2025	(33,721)	(33,749)
	4.310	09/23/2025	10/07/2025	(13,981)	(13,994)
	4.310	09/26/2025	10/03/2025	(83,121)	(83,171)
NXN	4.255	09/18/2025	10/23/2025	(231,991)	(232,347)
STR	4.270	10/01/2025	10/02/2025	(369,021)	(369,021)
	4.370	09/30/2025	10/01/2025	(91,630)	(91,641)

Total Reverse Repurchase Agreements					$(1,248,696)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.250%	09/30/2025	10/22/2025	$(2,870)	$(2,870)
	4.260	09/30/2025	10/16/2025	(33,989)	(33,993)
	4.320	09/30/2025	10/15/2025	(5,287)	(5,288)

Total Sale-Buyback Transactions					$(42,151)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(302,965)	$0	$(302,965)	$304,275	$1,310
BRC	0	(40,896)	0	(40,896)	40,511	(385)
BSN	0	(47,026)	0	(47,026)	46,360	(666)
DEU	0	(164,800)	0	(164,800)	129,529	(35,271)
NXN	0	(232,347)	0	(232,347)	229,292	(3,055)
STR	0	(460,662)	0	(460,662)	92,850	(367,812)

Master Securities Forward Transaction Agreement
UBS	0	0	(42,151)	(42,151)	41,792	(359)

Total Borrowings and Other Financing Transactions	$0	$(1,248,696)	$(42,151)

116	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(403,815)	$(441,974)	$0	$0	$(845,789)

Total	$(403,815)	$(441,974)	$0	$0	$(845,789)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(42,151)	0	0	(42,151)

Total	$0	$(42,151)	$0	$0	$(42,151)

Total Borrowings	$(403,815)	$(484,125)	$0	$0	$(887,940)

Payable for reverse repurchase agreements and sale-buyback financing transactions (4)					$(887,940)

(j)	Securities with an aggregate market value of $885,207 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(841,517) at a weighted average interest rate of 4.409%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(76) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(402,907) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	72	$	72	$(12)	$(15)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	93		93	(23)	(20)

						$(35)	$(35)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	21	$	21	$(4)	$(2)

Total Written Options						$(39)	$(37)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	406	$30,452	$(163)	$209	$0
Long Guilt December Futures	12/2025	52	6,353	30	27	(3)
U.S. Treasury 2-Year Note December Futures	12/2025	205	42,722	27	23	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,596	179,550	1,088	0	(25)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	3,345	401,609	10,936	0	(1,882)

				$11,918	$259	$1,910)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	168	$(25,359)	$(118)	$6	$(67)
Japan Government 10-Year Bond December Futures	12/2025	78	(71,621)	673	58	(58)
U.S. Treasury 5-Year Note December Futures	12/2025	855	(93,362)	(96)	0	(34)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	3,936	(452,948)	(4,763)	246	0

				$(4,304)	$310	$(159)

Total Futures Contracts				$7,614	$569	$(2,069)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%		$23,500	$(128)	$499	$371	$0	$(3)
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.170	EUR	1,100	7	(4)	3	0	0
Glencore Finance	5.000	Quarterly	12/20/2029	0.652		1,600	338	(6)	332	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		$1,700	4	(1)	3	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.262		2,400	413	(113)	300	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		3,000	(9)	57	48	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		800	(2)	16	14	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	200	2	1	3	0	0

							$625	$449	$1,074	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$300	$1	$4	$5	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	3,000	43	16	59	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	300	7	0	7	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	124,600	2,700	165	2,865	10	(2)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	61,900	1,394	29	1,423	10	0

					$4,145	$214	$4,359	$20	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	75,400	$(276)	$(160)	$(436)	$104	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	$	7,400	0	(35)	(35)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	(78)	(78)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	(389)	(389)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	(791)	(791)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	(449)	(449)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	(453)	(453)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(49)	(49)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	(944)	(835)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	(25)	(28)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(663)	(483)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	149	149	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	86	86	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	454	459	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	7,128	6,939	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		105,223	(105)	(1,599)	(1,704)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	577	512	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	74	18	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(174)	(207)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		1,500	(5)	(25)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	27	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	8	8	0	0

118	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	12/15/2051	$		23,200	$(989)	$9,916	$8,927	$60	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053			41,590	2,597	10,795	13,392	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053			200	(2)	26	24	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053			498	(4)	6	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053			1,400	0	9	9	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055			7,400	0	196	196	23	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		AUD	76,600	(159)	819	660	159	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		EUR	1,200	(2)	29	27	1	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034			4,400	(12)	89	77	13	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035			3,200	(8)	(19)	(27)	10	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036			12,100	(40)	57	17	41	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056			13,590	(183)	(67)	(250)	0	(106)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		MXN	19,000	0	19	19	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030			42,900	2	43	45	2	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030			37,900	0	43	43	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030			18,100	0	12	12	1	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030			24,800	0	26	26	1	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032			5,900	0	7	7	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035			4,500	0	6	6	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		CAD	5,500	12	(79)	(67)	0	(12)

								$774	$24,612	$25,386	$546	$(465)

Total Swap Agreements								$5,544	$25,275	$30,819	$566	$(470)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$569	$566	$1,135	$(37)	$(2,069)	$(471)	$(2,577)

(l)

Securities with an aggregate market value of $57,535 and cash of $3,236 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	41,539		$48,448	$0	$(320)
	10/2025		$38,982	CAD	54,232	0	(12)
	11/2025	CAD	54,146		$38,982	12	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2025	JPY	16,807		$115	$1	$0
	10/2025	PEN	11,850		3,336	0	(77)
	10/2025		$1,884	CHF	1,488	0	(14)
	10/2025		611	ILS	2,055	9	0
	10/2025		1,427	INR	126,218	0	(7)
	10/2025		2,602	JPY	389,711	33	0
	10/2025		793	KRW	1,097,540	0	(10)
	10/2025		468	NZD	813	3	0
	10/2025		316	PLN	1,139	0	(3)
	11/2025	EUR	2,000		$2,353	1	0
	11/2025	JPY	388,362		2,602	0	(33)
	11/2025	NZD	813		469	0	(3)
	11/2025	PEN	18,048		4,993	0	(198)
	11/2025		$3,710	BRL	19,885	0	(4)
	11/2025		358	ILS	1,198	3	0
	11/2025	ZAR	5,823		$333	0	(3)
	12/2025		$795	MXN	14,917	13	0

BPS	10/2025	BRL	9,083		$1,708	1	0
	10/2025	CNH	19,916		2,796	1	0
	10/2025	EUR	609		717	2	0
	10/2025	IDR	65,574,594		3,966	40	(5)
	10/2025	INR	110,851		1,259	12	0
	10/2025	TRY	39,876		925	0	(14)
	10/2025	TWD	403,442		13,416	169	(7)
	10/2025		$1,660	BRL	9,083	47	0
	10/2025		5,786	IDR	95,636,523	0	(54)
	10/2025		3,039	JPY	451,499	14	0
	10/2025		8,097	KRW	11,200,280	0	(115)
	10/2025		5,438	PLN	19,793	8	(2)
	10/2025		1,201	TWD	36,168	0	(13)
	11/2025	IDR	14,706,004		$880	0	(1)
	11/2025	INR	89,009		1,000	0	0
	11/2025	JPY	449,931		3,039	0	(14)
	11/2025	KRW	770,999		550	0	0
	11/2025		$771	ILS	2,590	11	0
	12/2025	TWD	19,503		$650	6	0
	12/2025		$932	IDR	15,673,808	6	0
	12/2025		722	MXN	13,459	7	0

BRC	10/2025	CHF	3,320		$4,160	0	(11)
	10/2025	GBP	1,392		1,880	8	0
	10/2025	IDR	427,205		26	0	0
	10/2025	PLN	5,938		1,624	0	(9)
	10/2025		$2,423	CHF	1,943	18	0
	10/2025		938	EUR	800	1	0
	10/2025		6,970	INR	615,458	0	(48)
	10/2025		310	MXN	5,809	6	0
	10/2025		5	NOK	53	0	0
	10/2025		2,062	TRY	89,105	35	0
	11/2025	EUR	800		$940	0	(1)
	11/2025	NOK	53		5	0	0
	11/2025		$4,160	CHF	3,307	11	0
	11/2025		1,880	GBP	1,392	0	(8)
	11/2025		11,996	TRY	522,391	175	0
	11/2025	ZAR	56,385		$3,202	0	(51)
	12/2025		$1,089	MXN	20,140	2	0

BSH	10/2025	EUR	6,160		$7,157	0	(75)
	10/2025		$138	NZD	238	0	0
	11/2025	NZD	238		$138	0	0
	12/2025	PEN	18,238		5,134	0	(110)
	12/2025		$140	PEN	499	3	0
	02/2026	PEN	2,011		$575	0	(2)
	05/2026		24,079		6,775	0	(115)

CBK	10/2025	AUD	958		625	0	(9)
	10/2025	CAD	62		45	0	0
	10/2025	CNH	50,860		7,167	28	0
	10/2025	EUR	3,808		4,455	0	(16)
	10/2025	IDR	38,105,318		2,304	24	(4)
	10/2025	INR	167,619		1,887	2	0
	10/2025	NOK	336		33	0	0
	10/2025	PEN	28,247		7,918	0	(215)

120	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	SGD	7,163		$5,581	$28	$0
	10/2025	THB	8,758		271	1	0
	10/2025	TWD	289,879		9,782	257	0
	10/2025		$1,006	CAD	1,391	0	(6)
	10/2025		4,813	EUR	4,088	0	(14)
	10/2025		3,048	GBP	2,235	0	(42)
	10/2025		1,364	IDR	22,436,832	0	(19)
	10/2025		6,076	INR	533,764	0	(73)
	10/2025		427	NOK	4,259	0	0
	10/2025		3,389	PEN	11,853	25	0
	10/2025		1,636	SEK	15,525	13	0
	10/2025		12	SGD	15	0	0
	10/2025		3,264	TWD	99,341	3	(4)
	10/2025	ZAR	13,986		$808	0	(2)
	11/2025	NOK	4,258		427	0	0
	11/2025	SGD	15		12	0	0
	11/2025		$45	CAD	62	0	0
	11/2025		566	ILS	1,896	7	0
	11/2025		1,887	INR	167,947	0	(2)
	12/2025	PEN	11,880		$3,389	0	(26)
	12/2025	TWD	67,124		2,220	5	(1)
	12/2025		$963	IDR	16,187,119	5	0
	01/2026	TWD	31,501		$1,044	1	0

DUB	10/2025	CNH	42,676		6,002	12	0
	10/2025	IDR	22,338,347		1,363	24	0
	10/2025	INR	271,902		3,061	3	0
	10/2025	KRW	1,884,077		1,359	16	0
	10/2025	NZD	1,052		617	8	0
	10/2025		$2,090	IDR	34,294,810	0	(35)
	10/2025		2,215	ILS	7,568	70	0
	10/2025		2,930	INR	259,050	0	(16)
	11/2025	ILS	7,564		$2,215	0	(69)
	11/2025	INR	15,922		179	0	0
	11/2025		$3,061	INR	272,443	0	(3)
	11/2025	ZAR	136,156		$7,778	0	(79)

FAR	10/2025	AUD	20,895		13,554	0	(273)
	10/2025	CHF	595		747	0	(1)
	10/2025	CNH	18,607		2,621	9	0
	10/2025	JPY	813,809		5,536	33	0
	10/2025	PLN	6,608		1,808	0	(10)
	10/2025		$19,802	AUD	30,329	267	0
	10/2025		51,995	EUR	44,505	256	0
	10/2025		5,769	INR	508,870	0	(46)
	10/2025		3,141	PLN	11,454	10	0
	10/2025		51,059	SGD	65,759	0	(81)
	11/2025	AUD	30,329		$19,812	0	(267)
	11/2025	EUR	44,505		52,099	0	(256)
	11/2025	SGD	65,593		51,059	77	0
	11/2025		$15,226	BRL	85,071	630	0
	11/2025		747	CHF	593	1	0
	12/2025	MXN	12,804		$674	0	(20)
	12/2025		$146	MXN	2,746	3	0

GLM	10/2025	BRL	46,737		$8,752	0	(29)
	10/2025	CHF	149		187	0	(1)
	10/2025	CNH	1,467		206	1	0
	10/2025	IDR	15,899,945		954	1	0
	10/2025	KRW	1,901,551		1,347	0	(8)
	10/2025	SGD	282		220	1	0
	10/2025		$8,788	BRL	46,737	0	(6)
	10/2025		1,388	IDR	22,951,713	0	(13)
	10/2025		1,653	INR	145,011	0	(22)
	10/2025		1,347	KRW	1,901,981	8	0
	10/2025		346	MXN	6,484	7	0
	11/2025		150	ILS	501	1	0
	12/2025	IDR	310,492		$18	0	0
	12/2025	MXN	3,344		176	0	(5)
	12/2025		$8,752	BRL	47,402	27	0
	12/2025		930	IDR	15,543,180	0	0

IND	10/2025	AUD	1,049		$685	0	(9)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2025	BRL	415		$76	$0	$(2)
	10/2025	CAD	49,259		35,645	248	0
	10/2025	IDR	44,542,141		2,668	0	(2)
	10/2025	KRW	3,260,940		2,352	28	0
	10/2025	PLN	3,933		1,070	0	(12)
	10/2025	SGD	1,300		1,011	4	0
	10/2025		$78	BRL	415	0	0
	10/2025		3,608	CNH	25,622	0	(12)
	10/2025		4,139	IDR	68,771,145	2	(18)
	10/2025		648	ILS	2,174	9	0
	10/2025		3,611	PLN	13,008	0	(33)
	10/2025		321	TWD	9,753	0	(1)
	11/2025	ZAR	120,571		$6,879	0	(79)
	12/2025		$139	MXN	2,581	1	0

MBC	10/2025	AUD	7,427		$4,954	40	0
	10/2025	CAD	26		19	0	0
	10/2025	CHF	153		192	0	0
	10/2025	CNH	21,717		3,055	7	0
	10/2025	EUR	1,572		1,849	8	(5)
	10/2025	GBP	2,016		2,718	8	(1)
	10/2025	IDR	2,211,225		134	2	0
	10/2025	JPY	656,050		4,472	36	0
	10/2025	KRW	7,679,739		5,508	36	0
	10/2025	SEK	17,259		1,800	0	(33)
	10/2025	SGD	56,656		44,215	294	0
	10/2025	THB	20,671		642	3	0
	10/2025		$998	CHF	786	0	(11)
	10/2025		2,543	CNH	18,113	0	0
	10/2025		2,713	EUR	2,295	0	(18)
	10/2025		1,004	GBP	745	0	(2)
	10/2025		2,763	JPY	409,568	9	(2)
	10/2025		3,644	KRW	5,088,364	0	(17)
	10/2025		4	NOK	44	0	0
	10/2025		570	THB	18,454	0	0
	11/2025	CNH	18,070		$2,543	0	0
	11/2025	JPY	382,561		2,587	0	(9)
	11/2025	NOK	44		4	0	0
	11/2025		$2,718	GBP	2,016	1	(8)
	11/2025		215	ILS	714	1	0
	12/2025		908	MXN	16,879	6	0

MYI	10/2025	CNH	21,925		$3,081	4	0
	10/2025	IDR	8,945,319		543	7	0
	10/2025	JPY	74,323		504	1	0
	10/2025		$3,541	JPY	528,591	34	0
	10/2025		14	NOK	135	0	0
	10/2025		2,965	PLN	10,733	0	(13)
	10/2025		1,797	TWD	54,140	0	(18)
	11/2025	JPY	526,772		$3,541	0	(34)
	11/2025	NOK	135		14	0	0
	12/2025	TWD	53,788		1,797	22	0
	12/2025		$234	MXN	4,410	5	0

NGF	10/2025	KRW	4,319,224		$3,106	27	0
	10/2025		$1,229	IDR	20,335,375	0	(10)
	11/2025		10,538	TRY	458,992	130	0

RBC	12/2025		569	MXN	10,617	6	0

SCX	10/2025	CAD	6,231		$4,529	52	0
	10/2025	CNH	15,945		2,244	6	0
	10/2025	IDR	19,511,446		1,169	0	(1)
	10/2025	INR	188,611		2,122	0	0
	10/2025	JPY	380,525		2,588	15	0
	10/2025	PEN	321		92	0	(1)
	10/2025	SGD	373		292	3	0
	10/2025	TWD	172,427		5,819	153	0
	10/2025		$1,372	IDR	22,561,210	0	(20)
	10/2025		2,853	INR	251,863	0	(20)
	11/2025	JPY	1,843		$13	0	0
	11/2025		$1,943	INR	173,042	0	0
	12/2025		1,169	IDR	19,560,760	1	0

SSB	10/2025	KRW	1,884,022		$1,360	18	0

122	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$7,090	BRL	37,914	$34	$0
	10/2025		1,520	GBP	1,128	0	(3)

UAG	10/2025	CAD	46		33	0	0
	10/2025	ILS	12,557		3,764	0	(27)
	10/2025	NOK	4,155		408	0	(8)
	10/2025		$222	ILS	760	7	0
	10/2025		66	INR	5,861	0	0
	10/2025		3,139	PLN	11,387	0	(7)
	10/2025		570	THB	18,446	0	0
	10/2025		810	ZAR	13,985	0	0
	10/2025	ZAR	13,992		$810	0	0
	11/2025	ILS	1,261		372	0	(9)
	11/2025	ZAR	61,332		3,479	0	(60)

Total Forward Foreign Currency Contracts						$3,790	$(3,517)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375%	10/14/2025	8,300	$(22)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	8,300	(22)	(33)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	1,600	(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	1,600	(4)	(5)

Total Written Options							$(53)	$(40)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.638%	$900	$126	$(60)	$66	$0
	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	0.872	500	(4)	5	1	0

Total Swap Agreements							$122	$(55)	$67	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$12	$0	$0	$12	$(332)	$0	$0	$(332)	$(320)	$471	$151
BOA	63	0	0	63	(352)	0	0	(352)	(289)	271	(18)
BPS	324	0	0	324	(225)	(35)	0	(260)	64	0	64
BRC	256	0	0	256	(128)	0	0	(128)	128	0	128
BSH	3	0	0	3	(302)	0	0	(302)	(299)	318	19
CBK	399	0	0	399	(433)	(5)	0	(438)	(39)	0	(39)
DUB	133	0	0	133	(202)	0	0	(202)	(69)	0	(69)
FAR	1,286	0	0	1,286	(954)	0	0	(954)	332	(390)	(58)
GLM	46	0	0	46	(84)	0	0	(84)	(38)	0	(38)
GST	0	0	67	67	0	0	0	0	67	0	67
IND	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
JPM	292	0	0	292	(159)	0	0	(159)	133	0	133
MBC	451	0	0	451	(106)	0	0	(106)	345	(300)	45
MYI	73	0	0	73	(65)	0	0	(65)	8	(39)	(31)
NGF	157	0	0	157	(10)	0	0	(10)	147	(16)	131
RBC	6	0	0	6	0	0	0	0	6	0	6
SCX	230	0	0	230	(42)	0	0	(42)	188	0	188
SSB	52	0	0	52	(3)	0	0	(3)	49	0	49
UAG	7	0	0	7	(111)	0	0	(111)	(104)	0	(104)

Total Over the Counter	$3,790	$0	$67	$3,857	$(3,517)	$(40)	$0	$(3,557)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)

(n)

Securities with an aggregate market value of $1,060 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$569	$569
Swap Agreements	0	20	0	0	546	566

	$0	$20	$0	$0	$1,115	$1,135

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,790	$0	$3,790
Swap Agreements	0	67	0	0	0	67

	$0	$67	$0	$3,790	$0	$3,857

	$0	$87	$0	$3,790	$1,115	$4,992

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$37	$37
Futures	0	0	0	0	2,069	2,069
Swap Agreements	0	6	0	0	465	471

	$0	$6	$0	$0	$2,571	$2,577

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,517	$0	$3,517
Written Options	0	0	0	0	40	40

	$0	$0	$0	$3,517	$40	$3,557

	$0	$6	$0	$3,517	$2,611	$6,134

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(17,562)	$(17,562)
Swap Agreements	0	855	0	0	3,846	4,701

	$0	$855	$0	$0	$(13,716)	$(12,861)

124	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,492)	$0	$(13,492)
Purchased Options	0	0	0	(63)	0	(63)
Written Options	0	97	0	0	211	308
Swap Agreements	0	26	0	0	0	26

	$0	$123	$0	$(13,555)	$211	$(13,221)

	$0	$978	$0	$(13,555)	$(13,505)	$(26,082)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	4,461	4,461
Swap Agreements	0	511	0	0	(2,959)	(2,448)

	$0	$511	$0	$0	$1,504	$2,015

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,403	$0	$2,403
Purchased Options	0	0	0	58	0	58
Written Options	0	0	0	0	(16)	(16)
Swap Agreements	0	(14)	0	0	0	(14)

	$0	$(14)	$0	$2,461	$(16)	$2,431

	$0	$497	$0	$2,461	$1,488	$4,446

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,660	$8,961	$17,621
Corporate Bonds & Notes
Banking & Finance	0	432,809	2,922	435,731
Industrials	227	372,198	38,941	411,366
Utilities	0	251,492	0	251,492
Municipal Bonds & Notes
California	0	11,465	0	11,465
Georgia	0	8,133	0	8,133
Illinois	0	5,650	0	5,650
Nevada	0	466	0	466
New Mexico	0	861	0	861
New York	0	3,945	0	3,945
Ohio	0	962	0	962
Pennsylvania	0	2,879	0	2,879
Texas	0	4,722	0	4,722
U.S. Government Agencies	0	401,869	0	401,869
U.S. Treasury Obligations	0	1,624,756	0	1,624,756
Non-Agency Mortgage-Backed Securities	0	76,108	1,596	77,704
Asset-Backed Securities
Automobile ABS Other	0	5,030	0	5,030
Automobile Sequential	0	13,622	0	13,622
Casino Services	0	0	2,353	2,353
CMBS Other	0	6,896	0	6,896
Credit Card Other	0	5,604	0	5,604
Home Equity Other	0	44,935	0	44,935
Whole Loan Collateral	0	3,527	0	3,527
Other ABS	0	87,978	1,409	89,387
Sovereign Issues	6,100	182,837	0	188,937
Preferred Securities
Banking & Finance	0	6,519	0	6,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Mutual Funds	$0	$591	$0	$591

	$6,327	$3,564,514	$56,182	$3,627,023

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,254	$0	$0	$3,254

Total Investments	$9,581	$3,564,514	$56,182	$3,630,277

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	300	835	0	1,135
Over the counter	0	3,857	0	3,857

	$300	$4,692	$0	$4,992

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(128)	(2,448)	0	(2,576)
Over the counter	0	(3,557)	0	(3,557)

	$(128)	$(6,005)	$0	$(6,133)

Total Financial Derivative Instruments	$172	$(1,313)	$0	$(1,141)

Totals	$9,753	$3,563,201	$56,182	$3,629,136

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	125

Schedule of Investments	PIMCO Long Duration Total Return Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$8,547	$0	$0	$2	$0	$412	$0	$0	$8,961	$412
Corporate Bonds & Notes
Banking & Finance	905	2,879	(900)	0	0	38	0	0	2,922	43
Industrials	0	38,880	0	0	0	61	0	0	38,941	61
Non-Agency Mortgage-Backed Securities	0	1,596	0	0	0	0	0	0	1,596	0
Asset-Backed Securities
Casino Services	2,277	0	(67)	0	(5)	148	0	0	2,353	135
Other ABS	8,975	1,404	(421)	0	27	749	0	(9,325)	1,409	5

Totals	$20,704	$44,759	$(1,388)	$2	$22	$1,408	$0	$(9,325)	$56,182	$656

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,556	Discounted Cash Flow	Discount Rate	3.786-5.990	4.022
	2,405	Indicative Market Quotation	Broker Quote	101.750	—
Corporate Bonds & Notes
Banking & Finance	933	Banking & Finance	Discounted Cash Flow	4.850	—
	1,989	Proxy Pricing	Base Price	99.447	—
Industrials	2,041	Discounted Cash Flow	Discount Rate	4.437-4.900	4.669
	3,020	Proxy Pricing	Base Price	100.000
	33,880	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	1,596	Recent Transaction	Purchase Price	99.750	—
Asset-Backed Securities
Casino Services	2,353	Discounted Cash Flow	Discount Rate	6.124	—
Other ABS	1,409	Recent Transaction	Purchase Price	100.000	—

Total	$56,182

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

126	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 189.7%

CORPORATE BONDS & NOTES 0.4%

INDUSTRIALS 0.4%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$3,023	$2,703

Total Corporate Bonds & Notes (Cost $3,023)		2,703

U.S. GOVERNMENT AGENCIES 22.6%

Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	707

Federal Home Loan Mortgage Corp.
6.262% due 01/01/2028 •	2	2
6.271% due 01/01/2028 •	3	3
6.500% due 01/01/2035	1	1

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.305% due 10/25/2052 ~	6,317	5,412

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	2,177	2,071

Federal Home Loan Mortgage Corp. REMICS
0.080% due 12/15/2042 •	1,671	1,467
3.500% due 05/15/2042 - 01/15/2048	16,269	14,756
4.000% due 07/15/2042	5,002	4,841
4.500% due 02/15/2035 - 07/15/2035	389	390
4.677% due 10/15/2043 •	1,100	1,078
4.887% due 01/15/2033 •	9	9
4.987% due 04/15/2029 - 12/15/2032 •	8	8
5.037% due 06/15/2031 •	3	3
5.500% due 06/15/2035	7,320	7,593
6.000% due 05/15/2028	4	4

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 •	630	578
5.553% due 07/25/2044 •	153	148
6.500% due 10/25/2043	26	27

Federal National Mortgage Association
2.500% due 11/01/2046	102	88
5.420% due 06/01/2043 •	35	36
5.421% due 03/01/2044 •	40	41
6.305% due 07/01/2035 •	6	6
6.395% due 04/01/2028 •	1	1
6.500% due 01/01/2032 - 08/01/2037	19	20
6.848% due 12/01/2027 •	5	5
6.952% due 11/01/2034 •	15	15
7.000% due 02/01/2038	5	5

Federal National Mortgage Association REMICS
3.500% due 06/25/2044	3,535	3,268
4.000% due 09/25/2044 - 10/25/2044	5,815	5,619
4.250% due 04/25/2037	105	105
4.523% due 07/25/2037 •	30	29
4.921% due 10/25/2030 •	1	1
5.371% due 04/25/2032 •	1	1
6.000% due 05/17/2027	1	1
6.500% due 07/25/2031	92	95
7.000% due 05/18/2027	1	1

Federal National Mortgage Association REMICS Trust
6.750% due 06/25/2032	272	285

Government National Mortgage Association
4.625% (H15T1Y + 1.500%) due 09/20/2026 ~	2	2
4.750% due 10/20/2027 - 11/20/2027 •	5	4
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	1	0
5.625% due 01/20/2027 - 05/20/2030 •	27	28
6.500% due 08/20/2034 - 09/20/2034	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
4.000% due 08/20/2044 - 09/20/2044	$5,988	$5,689
6.000% due 08/20/2033	419	419

Government National Mortgage Association, TBA
4.000% due 11/01/2055	8,000	7,522
4.500% due 11/01/2055	2,500	2,423

Resolution Funding Corp. Interest STRIPS
0.000% due 10/15/2028 (a)	6,371	5,705

Tennessee Valley Authority Principal STRIPS
0.000% due 05/01/2030 (b)	7,400	6,192

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055	14,200	13,775
5.000% due 11/01/2055	19,200	19,031
5.500% due 11/01/2055	700	705
6.000% due 11/01/2055	60,800	62,105
6.500% due 11/01/2055	6,300	6,515

Total U.S. Government Agencies (Cost $181,596)		178,838

U.S. TREASURY OBLIGATIONS 162.6%

U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,672
1.125% due 08/15/2040 (d)	99,760	62,950
1.375% due 11/15/2040 (f)	9,060	5,915
1.750% due 08/15/2041	60,400	41,000
1.875% due 02/15/2051	19,100	10,914
2.000% due 11/15/2041	45,200	31,759
2.000% due 02/15/2050	310	186
2.250% due 08/15/2049	55,590	35,495
2.250% due 02/15/2052	4,500	2,792
2.375% due 02/15/2042	28,000	20,758
2.375% due 05/15/2051	2,400	1,545
2.500% due 05/15/2046 (d)(f)	2,028	1,427
2.750% due 08/15/2047	150	109
2.875% due 05/15/2052	20,400	14,561
3.000% due 11/15/2045 (f)	680	527
3.000% due 02/15/2048	150	113
3.000% due 08/15/2048	47,000	35,349
3.000% due 02/15/2049 (d)	64,144	48,042
3.000% due 08/15/2052 (d)	66,300	48,507
3.125% due 02/15/2043 (d)	59,600	48,665
3.250% due 05/15/2042	22,800	19,163
3.375% due 11/15/2048 (d)	79,700	64,046
3.625% due 08/15/2043	15,300	13,354
3.625% due 02/15/2053 (d)	51,800	42,836
3.625% due 05/15/2053	19,400	16,028
3.875% due 02/15/2043	33,100	30,051
3.875% due 05/15/2043 (d)	60,400	54,728
4.000% due 11/15/2042 (d)	72,000	66,592
4.000% due 11/15/2052 (d)	51,650	45,718
4.125% due 08/15/2053	13,000	11,754
4.250% due 02/15/2054	18,300	16,897
4.375% due 05/15/2041	29,580	29,075
4.375% due 08/15/2043 (d)	68,400	66,034
4.500% due 02/15/2044 (d)	48,100	47,057
4.500% due 11/15/2054	5,800	5,586
4.625% due 05/15/2044	2,800	2,780
4.625% due 11/15/2044 (d)	10,500	10,405
4.625% due 05/15/2054	4,600	4,521
4.625% due 02/15/2055 (d)	16,100	15,831
4.750% due 02/15/2041	10,750	11,031
4.750% due 02/15/2045 (d)	23,500	23,652

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	1,557	1,474
1.125% due 01/15/2033	23,055	22,353
1.750% due 01/15/2034	18,180	18,273

U.S. Treasury Notes
1.500% due 11/30/2028	20,700	19,386
2.375% due 03/31/2029	24,500	23,479
2.625% due 05/31/2027 (f)	2,200	2,164
3.250% due 06/30/2029	20,800	20,492
3.625% due 03/31/2030	3,900	3,885
3.750% due 05/31/2030 (f)	3,900	3,903
3.750% due 06/30/2030	6,600	6,604
3.875% due 09/30/2029 (d)	53,200	53,573
4.000% due 05/31/2030	3,700	3,744
4.000% due 06/30/2032	26,200	26,340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/15/2034 (d)	$52,000	$51,875
4.125% due 11/15/2027	200	202
4.125% due 10/31/2029	500	508
4.125% due 08/31/2030 (f)	2,700	2,746
4.375% due 11/30/2030	5,300	5,450
4.625% due 09/30/2030 (f)	2,700	2,807
4.875% due 10/31/2030	2,700	2,839

Total U.S. Treasury Obligations (Cost $1,421,908)		1,286,522

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

Ashford Hospitality Trust
5.223% due 04/15/2035 •	84	84

Atrium Hotel Portfolio Trust
5.378% due 12/15/2036 •	617	608

Bank
4.046% due 03/15/2061 ~	800	796

BBCMS Mortgage Trust
5.015% due 09/15/2058	1,800	1,842

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~	160	88

Bear Stearns ARM Trust
6.625% due 04/25/2033 ~	2	2

Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,632
5.926% due 03/15/2057	2,000	2,093

BMO Mortgage Trust
7.296% due 11/15/2056 ~	1,800	1,932

CHL Mortgage Pass-Through Trust
4.852% due 04/25/2035 •	5	4
4.912% due 03/25/2035 •	233	220

COMM Mortgage Trust
3.140% due 10/10/2036	2,800	2,640

Countrywide Alternative Loan Trust
4.692% due 05/25/2035 •	131	125

Extended Stay America Trust
5.344% due 07/15/2038 •	1,434	1,435

HarborView Mortgage Loan Trust
4.688% due 05/19/2035 •	117	113

Hilton USA Trust
3.719% due 11/05/2038	2,130	2,109

Impac CMB Trust
4.772% due 10/25/2035 •	599	549

JP Morgan Mortgage Trust
6.262% due 07/25/2035 ~	20	20

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	87	84
2.750% due 11/25/2059 ~	591	569

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.350% due 10/25/2035 ~	439	395

RALI Trust
4.572% due 08/25/2035 •	129	90
6.000% due 06/25/2036	258	207

Sequoia Mortgage Trust
4.950% due 07/20/2033 •	43	43

Sequoia Mortgage Trust 5
4.948% due 10/19/2026 •	2	2

Structured Adjustable Rate Mortgage Loan Trust
4.712% due 05/25/2037 •	357	330

Structured Asset Mortgage Investments II Trust
4.712% due 05/25/2036 •	54	44

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	1	1
5.088% due 10/19/2033 •	32	29

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	900	833

WaMu Mortgage Pass-Through Certificates Trust
4.792% due 11/25/2045 •	9	9
5.153% due 02/25/2046 •	280	258
5.201% due 08/25/2046 •	157	137
5.553% due 06/25/2042 •	3	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,600	1,082

Total Non-Agency Mortgage-Backed Securities (Cost $23,715)		22,408

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	127

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.3%

AUTOMOBILE SEQUENTIAL 0.4%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	$1,700	$1,787

Hertz Vehicle Financing LLC
2.330% due 06/26/2028	1,200	1,166

Santander Drive Auto Receivables Trust
5.410% due 07/15/2027	89	89

		3,042

HOME EQUITY OTHER 0.3%

Bear Stearns Asset-Backed Securities Trust
5.272% due 11/25/2042 •	75	75

C-BASS Trust
4.392% due 11/25/2036 •	9	4

MASTR Asset-Backed Securities Trust
5.097% due 10/25/2034 •	597	583

Merrill Lynch Mortgage Investors Trust
5.202% due 07/25/2035 •	401	401

Soundview Home Loan Trust
4.392% due 11/25/2036 •	127	34

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	$1,343	$1,353

Washington Mutual Asset-Backed Certificates WMABS Trust
3.845% due 10/25/2036 •	70	25

		2,475

OTHER ABS 0.6%

ECMC Group Student Loan Trust
5.221% due 02/27/2068 •	412	411

Invitation Homes Trust
4.000% due 09/17/2041	3,195	3,140

Massachusetts Educational Financing Authority
5.552% due 04/25/2038 •	31	31

Pagaya AI Debt Trust
6.258% due 10/15/2031	436	439

Slam Ltd.
5.807% due 05/15/2050	980	1,007

		5,028

Total Asset-Backed Securities (Cost $10,558)		10,545

Total Investments in Securities (Cost $1,640,800)		1,501,016

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	11,763	$115

Total Short-Term Instruments (Cost $115)		115

Total Investments in Affiliates (Cost $115)		115

Total Investments 189.7% (Cost $1,640,915)		$1,501,131

Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(680))		432

Other Assets and Liabilities, net (89.8)%		(710,394)

Net Assets 100.0%		$791,169

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(44,600)	$(44,644)
BRC	4.340	09/30/2025	10/02/2025	(11,414)	(11,415)
BSN	4.380	09/25/2025	10/02/2025	(181,536)	(181,668)
DEU	4.310	09/26/2025	10/03/2025	(23,705)	(23,720)
NXN	4.255	09/18/2025	10/23/2025	(64,304)	(64,403)
STR	4.270	10/01/2025	10/02/2025	(284,933)	(284,933)
	4.370	09/30/2025	10/01/2025	(283,825)	(283,859)

Total Reverse Repurchase Agreements					$(894,642)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	4.280%	09/26/2025	10/08/2025	$(4,518)	$(4,521)
UBS	4.340	09/08/2025	10/06/2025	(1,135)	(1,138)

Total Sale-Buyback Transactions					$(5,659)

128	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2055	$100	$(83)	$(84)

Total Short Sales 0.0%				$(83)	$(84)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(44,644)	$0	$(44,644)	$44,203	$(441)
BRC	0	(11,415)	0	(11,415)	11,308	(107)
BSN	0	(181,668)	0	(181,668)	179,212	(2,456)
DEU	0	(23,720)	0	(23,720)	23,652	(68)
NXN	0	(64,403)	0	(64,403)	63,482	(921)
STR	0	(568,792)	0	(568,792)	287,796	(280,996)

Master Securities Forward Transaction Agreement
GSC	0	0	(4,521)	(4,521)	4,523	2
UBS	0	0	(1,138)	(1,138)	1,125	(13)

Total Borrowings and Other Financing Transactions	$0	$(894,642)	$(5,659)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(283,859)	$(325,850)	$0	$0	$(609,709)

Total	$(283,859)	$(325,850)	$0	$0	$(609,709)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(5,659)	0	0	(5,659)

Total	$0	$(5,659)	$0	$0	$(5,659)

Total Borrowings	$(283,859)	$(331,509)	$0	$0	$(615,368)

Payable for reverse repurchase agreements and sale-buyback financing transactions (4)					$(615,368)

(d)	Securities with an aggregate market value of $616,319 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(603,390) at a weighted average interest rate of 4.417%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(284,933) is outstanding at period end.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	133	$133	$(25)	$(27)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	65	65	(14)	(14)

					$(39)	$(41)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	129

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	48	$48	$(9)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	116	116	(28)	(16)

					$(37)	$(21)

Total Written Options					$(76)	$(62)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2025	10	$1,125	$9	$0	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	11	$(2,292)	$(4)	$0	$(1)
U.S. Treasury 5-Year Note December Futures	12/2025	211	(23,040)	24	0	(9)
U.S. Treasury Long-Term Bond December Futures	12/2025	900	(104,934)	(2,258)	225	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	519	(62,312)	(1,773)	292	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	1,406	(161,800)	(1,704)	88	0

				$(5,715)	$605	$(10)

Total Futures Contracts				$(5,706)	$605	$(10)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$	17,040	$30	$450	$480	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		2,900	0	(14)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		5,900	0	(31)	(31)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		28,800	0	(156)	(156)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		54,100	0	(318)	(318)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		28,800	0	(180)	(180)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		28,800	0	(182)	(182)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		2,300	0	(22)	(22)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028		15,300	(190)	(330)	(520)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		13,600	(267)	131	(136)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,900	(4)	(27)	(31)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		22,340	131	(483)	(352)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		9,590	76	1,407	1,483	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		1,600	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		6,800	(23)	873	850	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		8,295	(8)	(126)	(134)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		2,500	(12)	12	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		400	(2)	(4)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		1,200	(5)	(15)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		790	(4)	(2)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,100	(4)	10	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		1,200	(4)	5	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		300	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		400	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,400	(7)	47	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		500	(2)	16	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		1,100	(5)	33	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,200	(5)	35	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,200	(5)	(17)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(8)	(10)	0	0

130	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.874%	Annual	03/05/2035	800	$(3)	$(10)	$(13)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	(18)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	700	(2)	8	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	188	188	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	364	364	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	70	70	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,385	2,286	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	539	519	12	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053	9,983	(79)	121	42	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053	6,200	0	41	41	0	(18)

Total Swap Agreements						$(522)	$4,799	$4,277	$83	$(127)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$605	$83	$688	$(62)	$(10)	$(127)	$(199)

(f)

Securities with an aggregate market value of $11,474 and cash of $6,615 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	2,500	$(8)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	5,200	(15)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	5,200	(14)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	500	(1)	(2)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	5,500	(17)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	5,500	(16)	(18)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	300	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	1,300	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	1,300	(4)	(2)

Total Written Options							$(82)	$(57)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(36)	$0	$(36)	$(36)	$0	$(36)
CBK	0	0	0	0	0	(19)	0	(19)	(19)	0	(19)
GLM	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)

Total Over the Counter	$0	$0	$0	$0	$0	$(57)	$0	$(57)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	131

Schedule of Investments	PIMCO Long-Term U.S. Government Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$605	$605
Swap Agreements	0	0	0	0	83	83

	$0	$0	$0	$0	$688	$688

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$62	$62
Futures	0	0	0	0	10	10
Swap Agreements	0	0	0	0	127	127

	$0	$0	$0	$0	$199	$199

Over the counter
Written Options	$0	$0	$0	$0	$57	$57

	$0	$0	$0	$0	$256	$256

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$251	$251
Futures	0	0	0	0	943	943
Swap Agreements	0	0	0	0	(871)	(871)

	$0	$0	$0	$0	$323	$323

Over the counter
Written Options	$0	$0	$0	$0	$692	$692

	$0	$0	$0	$0	$1,015	$1,015

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	0	0	(1,916)	(1,916)
Swap Agreements	0	0	0	0	894	894

	$0	$0	$0	$0	$(1,008)	$(1,008)

Over the counter
Written Options	$0	$0	$0	$0	$20	$20

	$0	$0	$0	$0	$(988)	$(988)

132	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,703	$0	$2,703
U.S. Government Agencies	0	178,838	0	178,838
U.S. Treasury Obligations	0	1,286,522	0	1,286,522
Non-Agency Mortgage-Backed Securities	0	22,408	0	22,408
Asset-Backed Securities
Automobile Sequential	0	3,042	0	3,042
Home Equity Other	0	2,475	0	2,475
Other ABS	0	5,028	0	5,028

	$0	$1,501,016	$0	$1,501,016

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115	$0	$0	$115

Total Investments	$115	$1,501,016	$0	$1,501,131

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84)	$0	$(84)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$688	$0	$688

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(199)	0	(199)
Over the counter	0	(57)	0	(57)

	$0	$(256)	$0	$(256)

Total Financial Derivative Instruments	$0	$432	$0	$432

Totals	$115	$1,501,364	$0	$1,501,479

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	133

Schedule of Investments	PIMCO Low Duration Opportunities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

IRB Holding Corp.
6.663% (TSFR1M + 2.500%) due 12/15/2027 ~		$192	$192

LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~		99	99

Total Loan Participations and Assignments (Cost $291)			291

CORPORATE BONDS & NOTES 22.6%

BANKING & FINANCE 12.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		200	197

Ally Financial, Inc.
5.737% due 05/15/2029 •		100	102

American Assets Trust LP
3.375% due 02/01/2031		200	182

American Express Co.
3.433% due 05/20/2032 •	EUR	100	118

American Honda Finance Corp.
4.985% due 08/13/2027 •		$200	200

American Tower Corp.
2.300% due 09/15/2031		200	177

Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	118

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$3	3
4.950% due 01/15/2028		100	101
5.375% due 05/30/2030		100	103

Bank of America Corp.
4.623% due 05/09/2029 •		200	202

Barclays PLC
4.972% due 05/16/2029 •		700	710

BGC Group, Inc.
6.150% due 04/02/2030		100	103

BNP Paribas SA
1.904% due 09/30/2028 •		300	286
7.000% due 08/16/2028 •(d)(e)		300	309

BPCE SA
6.612% due 10/19/2027 •		550	563

Brixmor Operating Partnership LP
2.250% due 04/01/2028		200	191

CIMA Finance DAC
2.950% due 09/05/2029		127	119

Corebridge Financial, Inc.
3.900% due 04/05/2032		200	191

Credit Suisse AG AT1 Claim		500	65

Crown Castle, Inc.
3.100% due 11/15/2029		200	190

Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	300	333
3.729% due 01/14/2032 •		$200	188

Equinix, Inc.
3.900% due 04/15/2032		200	192

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		300	299

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		300	298

HSBC Holdings PLC
5.210% due 08/11/2028 •		100	102

ING Groep NV
4.017% due 03/28/2028 •		200	199

Intesa Sanpaolo SpA
7.750% due 01/11/2027 •(d)(e)	EUR	200	247

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		$100	104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	$197
2.963% due 01/25/2033 •		200	183
6.070% due 10/22/2027 •		200	204

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	63	74

Lazard Group LLC
4.500% due 09/19/2028		$800	804

Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	199
5.462% due 01/05/2028 •		300	304

LPL Holdings, Inc.
5.200% due 03/15/2030		100	102

Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	193
5.098% due 05/13/2031 •		200	206

National Health Investors, Inc.
3.000% due 02/01/2031		200	181

NatWest Group PLC
4.800% due 04/05/2026		500	502

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	98

Prologis Euro Finance LLC
3.250% due 09/22/2032	EUR	100	117

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		$650	644

Starwood Property Trust, Inc.
6.500% due 10/15/2030		50	52

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		200	177

UBS Group AG
4.550% due 04/17/2026		500	501
6.537% due 08/12/2033 •		250	276

VICI Properties LP
4.750% due 04/01/2028		100	101
5.125% due 11/15/2031		100	101

Wells Fargo & Co.
3.526% due 03/24/2028 •		400	396

			11,804

INDUSTRIALS 8.1%

AbbVie, Inc.
4.800% due 03/15/2029		200	205

Air Canada
4.625% due 08/15/2029	CAD	200	144

American Airlines Pass-Through Trust
3.250% due 04/15/2030		$60	57
3.375% due 11/01/2028		150	147

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		50	50
5.750% due 04/20/2029		100	100

Amgen, Inc.
2.450% due 02/21/2030		200	185

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	211

Beignet
6.850% due 06/01/2049 «(a)		900	900

BMW U.S. Capital LLC
4.750% due 03/21/2028		100	101

Centene Corp.
3.000% due 10/15/2030		200	179

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		100	73

Constellation Brands, Inc.
4.750% due 05/09/2032		300	302

Coty, Inc.
3.875% due 04/15/2026	EUR	100	118
5.000% due 04/15/2026		$56	56

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% due 01/15/2029		200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Embraer Netherlands Finance BV
5.980% due 02/11/2035		$100	$106

FactSet Research Systems, Inc.
3.450% due 03/01/2032		200	185

Flora Food Management BV
6.875% due 07/02/2029	EUR	200	235

Flutter Treasury DAC
4.000% due 06/04/2031		100	118

Frontier Communications Holdings LLC
8.750% due 05/15/2030		$200	209

Grifols SA
3.875% due 10/15/2028	EUR	200	231

Haleon U.S. Capital LLC
3.375% due 03/24/2027		$250	247

Harbour Energy PLC
6.327% due 04/01/2035		100	103

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	92
3.750% due 05/01/2029		200	193

Hyatt Hotels Corp.
5.050% due 03/30/2028		150	152

Hyundai Capital America
4.900% due 06/23/2028		200	203

Las Vegas Sands Corp.
5.625% due 06/15/2028		100	102

Marriott International, Inc.
2.850% due 04/15/2031		200	184

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	93	126

National Fuel Gas Co.
5.500% due 03/15/2030		$100	103

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		200	189

Petroleos Mexicanos
6.700% due 02/16/2032		199	197

Sands China Ltd.
2.850% due 03/08/2029		200	188

T-Mobile USA, Inc.
3.875% due 04/15/2030		200	196

TEGNA, Inc.
4.625% due 03/15/2028		200	197

United Airlines Pass-Through Trust
5.875% due 04/15/2029		74	76

United Airlines, Inc.
4.375% due 04/15/2026		100	100
4.625% due 04/15/2029		300	296

Viper Energy Partners LLC
4.900% due 08/01/2030		100	101
5.700% due 08/01/2035		100	102

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		200	210

Volkswagen Group of America Finance LLC
5.650% due 03/25/2032		200	207

			7,672

UTILITIES 2.0%

Boston Gas Co.
3.757% due 03/16/2032		100	94

Dominion Energy, Inc.
3.375% due 04/01/2030		200	192

Edison International
6.250% due 03/15/2030		100	104

Enel Finance International NV
5.125% due 06/26/2029		300	308

EPH Financing International AS
6.651% due 11/13/2028	EUR	100	128

Georgia Power Co.
4.700% due 05/15/2032		$300	304

Northumbrian Water Finance PLC
1.625% due 10/11/2026	GBP	100	131

134	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
3.250% due 06/01/2031		$200	$184
4.400% due 03/01/2032		200	195

Public Service Enterprise Group, Inc.
4.900% due 03/15/2030		100	102

Southern California Gas Co.
2.950% due 04/15/2027		200	197

			1,939

Total Corporate Bonds & Notes (Cost $21,455)			21,415

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029		200	187

Total Municipal Bonds & Notes (Cost $200)			187

U.S. GOVERNMENT AGENCIES 61.1%

Federal Home Loan Mortgage Corp.
6.000% due 04/01/2055		625	650

Federal National Mortgage Association
4.000% due 04/01/2048		344	330

Federal National Mortgage Association REMICS
4.583% due 03/25/2034 •		1	1
5.371% due 04/25/2032 •		1	1

Government National Mortgage Association, TBA
5.000% due 11/01/2055		3,800	3,775
6.000% due 10/01/2055 - 11/01/2055		4,000	4,068

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2055		100	84
3.000% due 11/01/2055		4,300	3,778
3.500% due 11/01/2055		5,900	5,390
4.000% due 11/01/2055		600	566
4.500% due 10/01/2055		2,900	2,813
5.000% due 11/01/2055		21,000	20,815
5.500% due 11/01/2055		3,900	3,930
6.000% due 11/01/2055		11,400	11,645

Total U.S. Government Agencies (Cost $57,912)			57,846

U.S. TREASURY OBLIGATIONS 11.6%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,668	2,526
1.125% due 01/15/2033 (j)		1,844	1,787
1.750% due 01/15/2034 (j)		105	106
1.875% due 07/15/2034		1,699	1,724

U.S. Treasury Notes
4.250% due 11/15/2034		4,200	4,248
4.875% due 04/30/2026 (j)		600	604

Total U.S. Treasury Obligations (Cost $10,734)			10,995

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		87	56

Banc of America Funding Trust
6.895% due 06/20/2032 ~		9	9

Bear Stearns ALT-A Trust
4.714% due 05/25/2036 ~		495	236

Bear Stearns ARM Trust
5.777% due 02/25/2034 ~		12	11

Countrywide Alternative Loan Trust
6.000% due 01/25/2036		255	174

CSAB Mortgage-Backed Trust
4.412% due 11/25/2036 •		836	112

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		193	112

EMF-NL Prime BV
2.842% due 04/17/2041 •	EUR	4	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSR Mortgage Loan Trust
4.844% due 06/25/2034 ~		$8	$8
5.750% due 01/25/2037		9	5

HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~		98	39

MASTR Adjustable Rate Mortgages Trust
6.266% due 05/25/2034 ~		22	21

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •		24	24

RALI Trust
6.196% due 09/25/2037 ~		324	215

Residential Asset Securitization Trust
6.000% due 07/25/2037		194	71

Structured Asset Mortgage Investments II Trust
4.748% due 07/19/2035 •		12	12

WaMu Mortgage Pass-Through Certificates Trust
3.988% due 03/25/2037 ~		273	236
5.553% due 08/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $2,174)			1,351

ASSET-BACKED SECURITIES 11.3%

CMBS OTHER 1.0%

AREIT Trust
6.385% due 06/17/2039 •		375	376

FS Rialto Issuer LLC
6.287% due 01/19/2039 •		168	168

TRTX Issuer Ltd.
5.793% due 02/15/2039 •		407	408

			952

HOME EQUITY OTHER 4.7%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.977% due 11/25/2035 •		83	82
5.292% due 09/25/2034 •		33	33

Bear Stearns Asset-Backed Securities I Trust
4.732% due 02/25/2037 •		510	494

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •		272	276

Countrywide Asset-Backed Certificates Trust
4.472% due 06/25/2047 •		328	291
5.012% due 08/25/2047 •		86	85

Fremont Home Loan Trust
4.412% due 01/25/2037 •		453	234

HSI Asset Securitization Corp. Trust
5.052% due 01/25/2036 •		400	351

IXIS Real Estate Capital Trust
4.732% due 01/25/2037 •		108	36

Morgan Stanley ABS Capital I, Inc. Trust
4.572% due 09/25/2036 •		620	214
4.812% due 12/25/2034 •		231	222

Residential Asset Securities Corporation Trust
4.792% due 07/25/2036 •		937	844
4.872% due 02/25/2036 •		68	68

Saxon Asset Securities Trust
4.582% due 09/25/2037 •		159	154

SG Mortgage Securities Trust
4.692% due 10/25/2036 •		700	547

Soundview Home Loan Trust
4.472% due 06/25/2037 •		450	309

WaMu Asset-Backed Certificates WaMu Trust
4.497% due 05/25/2037 •		251	237

			4,477

OTHER ABS 5.6%

Aurium CLO IV DAC
2.982% due 01/16/2031 •	EUR	240	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benefit Street Partners CLO XXII Ltd.
5.475% due 04/20/2035 •		$500	$502

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •	EUR	265	311

Carlyle Euro CLO DAC
3.221% due 08/15/2038 •		500	589

Harvest CLO XXII DAC
2.876% due 01/15/2032 •		443	520

Jubilee CLO DAC
2.676% due 04/15/2031 •		473	556

KKR CLO 12 Ltd.
5.714% due 10/15/2030 •		$53	54

Northwoods Capital 25 Ltd.
4.862% due 07/20/2034 •		500	500

Rockford Tower CLO Ltd.
5.475% due 07/20/2035 •		500	502

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(a)		500	500

Shackleton CLO Ltd.
5.525% due 07/20/2034 •		500	501

Sierra Madre Funding Ltd.
4.738% due 09/07/2039 •		602	338

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		107	107

			5,262

Total Asset-Backed Securities (Cost $10,737)			10,691

SOVEREIGN ISSUES 15.4%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (b)	BRL	18,300	3,212

Colombia TES
6.500% due 01/22/2031 (c)	COP	2,486,152	638
11.750% due 01/24/2035		1,821,400	463

Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.625% due 02/19/2035		200	207

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	49,000	254

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		80,000	461

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		110,000	682

Korea Housing Finance Corp.
4.587% (SONIO/N + 0.600%) due 10/14/2028 ~(a)	GBP	100	135

Mexico Government International Bonds
5.400% due 02/09/2028		$200	206

Peru Government Bonds
5.940% due 02/12/2029	PEN	300	91
6.850% due 08/12/2035		400	122
7.300% due 08/12/2033		2,600	835

Peru Government International Bonds
5.400% due 08/12/2034		1,100	307
6.150% due 08/12/2032		2,600	794
6.900% due 08/12/2037		500	151
6.950% due 08/12/2031		2,481	791

Republic of Colombia
1.000% due 09/18/2030 ~	COP	2,292,600	517

Republic of Colombia
1.000% due 04/28/2028 ~		3,301,300	774

Republic of Poland Government International Bonds
4.625% due 03/18/2029		$200	204

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	29,400	1,615
8.000% due 01/31/2030		10,100	587
8.250% due 03/31/2032		2,200	126
8.500% due 01/31/2037		7,900	421
9.000% due 01/31/2040		2,600	138

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		$400	396

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	135

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	$206

Total Sovereign Issues (Cost $13,875)			14,539

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

AGFC Capital Trust I
6.329% (US0003M + 1.750%) due 01/15/2067 ~		100,000	67

Nationwide Building Society
10.250% due 12/31/2049 ~(d)		250	44

Total Preferred Securities (Cost $107)			111

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 21.4%

COMMERCIAL PAPER 1.9%

Air Lease Corp.
4.570% due 10/14/2025		$250	250

Campbell’s Co.
4.500% due 11/19/2025		250	248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
4.800% due 10/07/2025	$250	$250

HCA, Inc.
4.600% due 10/23/2025	250	249

Keurig Dr. Pepper, Inc.
4.410% due 10/01/2025	250	250

Oracle Corp.
4.220% due 01/16/2026	250	247

Targa Resources Corp.
4.380% due 10/17/2025	250	249

		1,743

	SHARES
MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	328,475	328

REPURCHASE AGREEMENTS (g) 19.1%
		18,100

Total Short-Term Instruments (Cost $20,171)		20,171

Total Investments in Securities (Cost $137,656)		137,597

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.5%

SHORT-TERM INSTRUMENTS 16.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.5%

PIMCO Short Asset Portfolio	458,200	$4,496

PIMCO Short-Term Floating NAV Portfolio III	1,142,854	11,130

Total Short-Term Instruments (Cost $15,607)		15,626

Total Investments in Affiliates (Cost $15,607)		15,626

Total Investments 161.9% (Cost $153,263)		$153,223

Financial Derivative Instruments (h)(i) (0.4)% (Cost or Premiums, net $67)		(399)

Other Assets and Liabilities, net (61.5)%		(58,200)

Net Assets 100.0%		$94,624

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Contingent convertible security.

(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$18,100	U.S. Treasury Notes 4.000% due 06/30/2028	$(18,463)	$18,100	$18,102

Total Repurchase Agreements						$(18,463)	$18,100	$18,102

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (16.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$4,400	$(3,546)	$(3,548)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2055	11,800	(11,747)	(11,696)

Total Short Sales (16.1)%				$(15,293)	$(15,244)

136	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$18,102	$0	$0	$18,102	$(18,463)	$(361)

Total Borrowings and Other Financing Transactions	$18,102	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.500	10/24/2025	7	$7	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	5	5	(1)	(1)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	2	2	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	1	1	0	0
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	1	1	(1)	0

					$(4)	$(3)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	3	$3	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	5	5	(1)	(1)

					$(2)	$(1)

Total Written Options					$(6)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	11	$2,649	$(9)	$1	$0
3-Month SOFR Active Contract June Futures	09/2026	11	2,660	(1)	1	0
3-Month SOFR Active Contract March Futures	06/2026	11	2,654	(6)	1	0
3-Month SOFR Active Contract September Futures	12/2025	11	2,639	(15)	0	0
Long Guilt December Futures	12/2025	7	855	4	3	0
U.S. Treasury 2-Year Note December Futures	12/2025	116	24,174	(3)	13	0
U.S. Treasury 10-Year Note December Futures	12/2025	28	3,150	(13)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	8	961	25	0	(5)

				$(18)	$19	$(5)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	3	$(415)	$0	$0	$(1)
Euro-Bund December Futures	12/2025	23	(3,472)	(21)	1	(9)
Euro-Schatz December Futures	12/2025	7	(879)	1	0	0
Japan Government 10-Year Bond December Futures	12/2025	5	(4,591)	44	4	(4)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	137

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	50	$(5,460)	$(22)	$0	$(2)
U.S. Treasury Long-Term Bond December Futures	12/2025	9	(1,049)	(24)	2	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	119	(13,694)	(116)	7	0

				$(138)	$14	$(16)

Total Futures Contracts				$(156)	$33	$(21)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.170%	$	300	$60	$(56)	$4	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.272		300	(1)	4	3	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		50	0	0	0	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		100	1	(1)	0	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		100	2	0	2	0	0

							$62	$(53)	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	792	$(47)	$(16)	$(63)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(5)	$5	$0	$0	$0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(5)	0	(5)	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	300	7	0	7	0	0

					$(3)	$5	$2	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,800	$(8)	$(2)	$(10)	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$2,940	3	1	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	(39)	(32)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	9	186	195	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	(16)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,200	(1)	(67)	(68)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,030	35	(55)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	39	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(2)	(2)	0	0

138	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.884%	Annual	03/25/2035		$100	$0	$(2)	$(2)	$0	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	529	1,134	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	164	195	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	14	179	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	9	106	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	93	110	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		600	85	(10)	75	2	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(154)	(154)	0	(1)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		13,200	0	82	82	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,900	0	(3)	(3)	0	(1)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		9,700	0	5	5	0	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		9,600	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		400	0	0	0	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		18,100	4	(3)	1	2	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		6,800	0	(6)	(6)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,833,600	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		1,788,200	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,400	1	70	71	13	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,900	67	(7)	60	14	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029	EUR	160	0	5	5	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		400	2	(1)	1	1	0
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		1,800	0	(11)	(11)	7	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		700	0	1	1	2	0

							$1,059	$763	$1,822	$58	$(9)

Total Swap Agreements							$1,071	$699	$1,770	$58	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$33	$58	$91	$(4)	$(21)	$(10)	$(35)

Cash of $1,790 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	139

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	3,385		$3,948	$0	$(26)
	10/2025		$14	AUD	21	0	0
	10/2025		1,116	CAD	1,553	0	0
	11/2025	AUD	21		$14	0	0
	11/2025	CAD	1,551		1,116	0	0

BOA	10/2025	JPY	115		1	0	0
	10/2025		$7	JPY	1,003	0	0
	10/2025		34	NZD	60	0	0
	10/2025		541	PLN	1,960	0	(2)
	11/2025	BRL	822		$147	0	(6)
	11/2025	JPY	1,000		7	0	0
	11/2025	NZD	60		35	0	0
	11/2025		$20	ILS	67	0	0
	11/2025	ZAR	597		$34	0	0
	08/2026		$41	ZAR	744	1	0

BPS	10/2025	BRL	6,400		$1,072	0	(131)
	10/2025	CNH	16		2	0	0
	10/2025	IDR	1,104,445		67	1	0
	10/2025	INR	4,004		45	1	0
	10/2025	PLN	229		63	0	0
	10/2025	TWD	32,834		1,085	7	0
	10/2025		$1,190	BRL	6,400	13	(1)
	10/2025		202	IDR	3,310,929	0	(3)
	10/2025		459	INR	40,610	0	(3)
	10/2025		8	JPY	1,162	0	0
	10/2025		107	KRW	147,294	0	(2)
	10/2025		31	PLN	112	0	0
	11/2025	IDR	668,455		$40	0	0
	11/2025	INR	4,450		50	0	0
	11/2025	JPY	1,158		8	0	0
	11/2025	KRW	42,054		30	0	0
	11/2025		$19	BRL	100	0	0
	12/2025		17	IDR	282,984	0	0
	04/2026	BRL	2,700		$473	0	(13)

BRC	10/2025	CHF	264		331	0	(1)
	10/2025	GBP	35		47	0	0
	10/2025		$91	PLN	332	1	0
	10/2025		252	TRY	10,876	5	0
	11/2025	AUD	58		$38	0	0
	11/2025		$308	CHF	245	1	0
	11/2025		47	GBP	35	0	0
	11/2025		463	TRY	20,248	4	0
	11/2025	ZAR	5,778		$328	0	(5)

BSH	10/2025	BRL	4,700		884	1	0
	10/2025		$864	BRL	4,700	19	0
	10/2025		10	NZD	18	0	0
	11/2025	NZD	18		$10	0	0
	11/2025	PEN	154		43	0	(2)
	12/2025		965		271	0	(6)
	01/2026		1,200		335	0	(9)
	03/2026		2,788		798	0	(1)
	04/2026	BRL	5,100		898	0	(19)

CBK	10/2025	AUD	1,423		947	6	(1)
	10/2025	BRL	9,134		1,717	1	0
	10/2025	CAD	956		692	5	0
	10/2025	CNH	2,548		359	1	0
	10/2025	EUR	89		105	0	0
	10/2025	GBP	210		283	1	0
	10/2025	IDR	291,421		17	0	0
	10/2025	INR	30,340		341	0	0
	10/2025	PEN	147		42	0	0
	10/2025	SGD	25		20	0	0
	10/2025	TWD	547		18	1	0
	10/2025		$1,674	BRL	9,134	42	0
	10/2025		368	EUR	313	0	(1)

140	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$412	GBP	303	$0	$(5)
	10/2025		4	TWD	137	0	0
	10/2025	ZAR	1,433		$83	0	0
	11/2025		$339	INR	30,220	0	0
	12/2025	TWD	136		$5	0	0
	12/2025		$17	IDR	292,247	0	0
	01/2026	PEN	1,752		$490	0	(13)
	02/2026		786		214	0	(12)
	03/2026		2,174		616	0	(8)
	03/2026		$63	PEN	221	1	0
	05/2026	PEN	637		$180	0	(3)

DUB	10/2025	CNH	17		2	0	0
	10/2025	ILS	238		70	0	(2)
	10/2025	SGD	433		338	2	0
	10/2025		$28	KRW	38,713	0	0
	11/2025		70	ILS	238	2	0
	11/2025	ZAR	13,954		$797	0	(8)

FAR	10/2025	CHF	44		55	0	0
	10/2025	INR	131		1	0	0
	10/2025	JPY	45,841		312	2	0
	10/2025	PLN	133		36	0	0
	10/2025		$875	AUD	1,344	15	0
	10/2025		101	PLN	370	1	0
	10/2025		1,379	SGD	1,776	0	(2)
	11/2025	AUD	639		$418	0	(6)
	11/2025	PEN	547		149	0	(8)
	11/2025	SGD	1,771		1,379	2	0
	11/2025		$55	CHF	44	0	0
	12/2025		646	MXN	12,296	20	0

GLM	10/2025	BRL	11,538		$1,918	0	(251)
	10/2025	CNH	7,342		1,033	3	0
	10/2025	IDR	279,957		17	0	0
	10/2025	INR	92		1	0	0
	10/2025	KRW	735,968		525	2	(2)
	10/2025	SGD	1,297		1,013	7	0
	10/2025	TWD	9,343		309	2	0
	10/2025		$2,126	BRL	11,538	42	0
	10/2025		209	IDR	3,438,129	0	(3)
	10/2025		901	INR	79,691	0	(5)
	10/2025		261	KRW	368,150	2	0
	10/2025		144	PLN	525	0	0
	10/2025		7	THB	213	0	0
	11/2025		58	TRY	2,507	0	0
	12/2025		17	IDR	280,628	0	0
	04/2026	BRL	10,500		$1,851	0	(38)

JPM	10/2025	CAD	279		202	1	0
	10/2025	INR	90,271		1,017	1	0
	10/2025		$48	KRW	67,004	0	(1)
	10/2025		60	PLN	220	1	0
	10/2025		79	TRY	3,389	2	0
	11/2025	ILS	96		$29	0	0
	11/2025		$1,017	INR	90,453	0	(1)
	11/2025	ZAR	12,357		$705	0	(8)
	12/2025	COP	4,517,392		1,142	2	0
	12/2025		$150	MXN	2,797	1	0

MBC	10/2025	EUR	51		$60	1	0
	10/2025	GBP	48		64	0	0
	10/2025	KRW	146,514		105	0	0
	10/2025		$388	CHF	308	0	(1)
	10/2025		151	CNH	1,075	0	0
	10/2025		116	EUR	99	0	0
	10/2025		191	GBP	141	0	(2)
	10/2025		4	JPY	576	0	0
	10/2025		143	KRW	199,711	0	(1)
	10/2025		45	SEK	429	1	0
	10/2025		16	THB	500	0	0
	11/2025	CNH	1,073		$151	0	0
	11/2025	JPY	574		4	0	0

MYI	10/2025	CNH	18		3	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	141

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025	JPY	510		$3	$0	$0
	10/2025	PLN	124		34	0	0
	10/2025		$147	JPY	21,978	1	0
	10/2025		4	TWD	110	0	0
	11/2025	JPY	21,902		$147	0	(1)
	12/2025	TWD	109		4	0	0

NGF	10/2025		$64	KRW	88,747	0	(1)
	11/2025		81	TRY	3,552	1	0
	12/2025		464		20,342	2	0

SCX	10/2025	BRL	344		$65	0	0
	10/2025	IDR	225,409		13	0	0
	10/2025	JPY	2,612		18	0	0
	10/2025	SGD	21		16	0	0
	10/2025	TWD	414		14	0	0
	10/2025		$65	BRL	344	0	0
	10/2025		190	GBP	142	1	0
	11/2025	GBP	142		$190	0	(1)
	12/2025		$65	BRL	349	0	0
	12/2025		13	IDR	225,979	0	0

SOG	10/2025	BRL	10,555		$1,978	0	(6)
	10/2025	JPY	23,921		163	1	0
	10/2025	NZD	77		45	0	0
	10/2025		$1,984	BRL	10,555	0	(1)
	10/2025		3,661	EUR	3,113	0	(6)
	10/2025		322	JPY	47,863	2	0
	11/2025	EUR	3,113		$3,668	6	0
	11/2025	JPY	47,697		322	0	(2)
	12/2025		$1,978	BRL	10,705	5	0

SSB	10/2025	GBP	293		$395	1	0
	11/2025	PEN	206		56	0	(4)

UAG	10/2025	CAD	316		229	2	0
	10/2025	PLN	124		34	0	0
	10/2025		$79	ILS	262	1	0
	10/2025		83	ZAR	1,433	0	0
	10/2025	ZAR	1,434		$83	0	0
	11/2025		6,286		357	0	(6)

Total Forward Foreign Currency Contracts						$247	$(640)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.500	11/24/2025	273	$4	$8
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	410	20	22

						$24	$30

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$25
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	25

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	12,000	9	11

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	49

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,300	8	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	68
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	107

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

							$349	$325

Total Purchased Options							$373	$355

142	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus BRL	BRL	5.250	11/24/2025	273	$(1)	$(2)
	Call - OTC USD versus BRL		5.800	11/24/2025	273	(4)	(1)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	820	(19)	(21)

						$(24)	$(24)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	100	$0	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	200	(1)	(1)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	100	0	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	100	0	0

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	100	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	100	0	0

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	100	0	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	100	0	0

							$(9)	$(3)

Total Written Options							$(33)	$(27)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$45	$33	$(27)	$6	$0

GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	135	98	(79)	19	0

MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	226	162	(131)	31	0

						$293	$(237)	$56	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$5,745	$(1,585)	$1,134	$0	$(451)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	23	2	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	13	2	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	15	1	0

						$(1,631)	$1,185	$5	$(451)

Total Swap Agreements						$(1,338)	$948	$61	$(451)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	143

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(26)	$0	$0	$(26)	$(26)	$0	$(26)
BOA	1	80	0	81	(8)	(26)	0	(34)	47	0	47
BPS	22	0	0	22	(153)	0	0	(153)	(131)	0	(131)
BRC	11	0	6	17	(6)	0	0	(6)	11	0	11
BSH	20	0	0	20	(37)	0	0	(37)	(17)	0	(17)
CBK	58	0	0	58	(43)	0	0	(43)	15	0	15
DUB	4	11	0	15	(10)	0	0	(10)	5	0	5
FAR	40	0	0	40	(16)	0	0	(16)	24	0	24
GLM	58	0	0	58	(299)	(1)	0	(300)	(242)	257	15
GST	0	0	19	19	0	0	0	0	19	0	19
JPM	8	80	0	88	(10)	0	(451)	(461)	(373)	566	193
MBC	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
MYC	0	184	33	217	0	0	0	0	217	0	217
MYI	1	0	0	1	(1)	0	0	(1)	0	0	0
NGF	3	0	0	3	(1)	0	0	(1)	2	0	2
SAL	0	0	2	2	0	0	0	0	2	0	2
SCX	1	0	0	1	(1)	0	0	(1)	0	0	0
SOG	14	0	0	14	(15)	0	0	(15)	(1)	0	(1)
SSB	1	0	0	1	(4)	0	0	(4)	(3)	0	(3)
UAG	3	0	1	4	(6)	0	0	(6)	(2)	0	(2)

Total Over the Counter	$247	$355	$61	$663	$(640)	$(27)	$(451)	$(1,118)

(j)

Securities with an aggregate market value of $823 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	0	0	0	58	58

	$0	$0	$0	$0	$91	$91

144	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$247	$0	$247
Purchased Options	0	0	0	30	325	355
Swap Agreements	0	61	0	0	0	61

	$0	$61	$0	$277	$325	$663

	$0	$61	$0	$277	$416	$754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	21	21
Swap Agreements	0	1	0	0	9	10

	$0	$1	$0	$0	$34	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$640	$0	$640
Written Options	0	0	0	24	3	27
Swap Agreements	0	451	0	0	0	451

	$0	$451	$0	$664	$3	$1,118

	$0	$452	$0	$664	$37	$1,153

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	(237)	(237)
Swap Agreements	0	27	0	0	(58)	(31)

	$0	$27	$0	$0	$(275)	$(248)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(836)	$0	$(836)
Purchased Options	0	0	0	0	(144)	(144)
Written Options	0	1	0	0	221	222
Swap Agreements	0	93	0	0	0	93

	$0	$94	$0	$(836)	$77	$(665)

	$0	$121	$0	$(836)	$(198)	$(913)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	106	106
Swap Agreements	0	(15)	0	0	66	51

	$0	$(15)	$0	$0	$173	$158

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(384)	$0	$(384)
Purchased Options	0	0	0	6	63	69
Written Options	0	0	0	1	(108)	(107)
Swap Agreements	0	(52)	0	0	0	(52)

	$0	$(52)	$0	$(377)	$(45)	$(474)

	$0	$(67)	$0	$(377)	$128	$(316)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Schedule of Investments	PIMCO Low Duration Opportunities Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$291	$0	$291
Corporate Bonds & Notes
Banking & Finance	0	11,804	0	11,804
Industrials	0	6,772	900	7,672
Utilities	0	1,939	0	1,939
Municipal Bonds & Notes
California	0	187	0	187
U.S. Government Agencies	0	57,846	0	57,846
U.S. Treasury Obligations	0	10,995	0	10,995
Non-Agency Mortgage-Backed Securities	0	1,351	0	1,351
Asset-Backed Securities
CMBS Other	0	952	0	952
Home Equity Other	0	4,477	0	4,477
Other ABS	0	5,262	0	5,262
Sovereign Issues	0	14,539	0	14,539
Preferred Securities
Banking & Finance	0	111	0	111
Short-Term Instruments
Commercial Paper	0	1,743	0	1,743
Mutual Funds	0	328	0	328
Repurchase Agreements	0	18,100	0	18,100

	$0	$136,697	$900	$137,597

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,626	$0	$0	$15,626

Total Investments	$15,626	$136,697	$900	$153,223

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,244)	$0	$(15,244)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	83	0	91
Over the counter	0	607	56	663

	$8	$690	$56	$754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(20)	0	(35)
Over the counter	0	(667)	(451)	(1,118)

	$(15)	$(687)	$(451)	$(1,153)

Total Financial Derivative Instruments	$(7)	$3	$(395)	$(399)

Totals	$15,619	$121,456	$505	$137,580

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

146	PIMCO BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Caesars Entertainment, Inc.
6.413% (TSFR1M + 2.250%) due 02/06/2031 ~		$1,281	$1,279

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		295	295
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,334	1,357

Jane Street Group LLC
6.199% (TSFR3M + 2.000%) due 12/15/2031 ~		1,091	1,085

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(h)		500	500

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(h)	EUR	284	333

Project Hudson II
7.730% due 05/29/2026 «		$700	709

Quikrete Holdings, Inc.
6.413% (TSFR1M + 2.250%) due 02/10/2032 ~		995	996

Total Loan Participations and Assignments (Cost $6,474)			6,554

CORPORATE BONDS & NOTES 15.4%

BANKING & FINANCE 7.6%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		250	250

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.375% due 11/15/2030 (b)		3,000	2,987

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		800	806

American Express Co.
3.433% due 05/20/2032 •	EUR	1,200	1,421
5.667% due 04/25/2036 •		$2,000	2,114

American Homes 4 Rent LP
4.950% due 06/15/2030		600	611

American Tower Corp.
5.800% due 11/15/2028		4,300	4,492

ARES Strategic Income Fund
4.850% due 01/15/2029		900	891
5.450% due 09/09/2028		1,600	1,613

Arthur J Gallagher & Co.
5.150% due 02/15/2035		900	911

Athene Global Funding
3.026% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	2,600	3,071

Avolon Holdings Funding Ltd.
4.950% due 10/15/2032		$1,500	1,482

Bank of America Corp.
4.948% due 07/22/2028 •		700	710
5.162% due 01/24/2031 •		1,900	1,962
5.819% due 09/15/2029 •		2,400	2,510

Broadstone Net Lease LLC
5.000% due 11/01/2032		300	298

Brown & Brown, Inc.
4.900% due 06/23/2030		700	710

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		850	894

Capital One Financial Corp.
4.493% due 09/11/2031 •		4,600	4,564

CBRE Services, Inc.
4.800% due 06/15/2030		750	762

CFE Fibra E
5.875% due 09/23/2040		900	910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

COPT Defense Properties LP
4.500% due 10/15/2030 (b)		$400	$398

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,100	336
10.100% due 12/15/2043		4,900	1,521

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		$1,800	1,872

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		1,000	1,017

Equitable America Global Funding
4.700% due 09/15/2032		1,800	1,792

F&G Global Funding
5.875% due 01/16/2030		1,000	1,040

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	380
3.815% due 11/02/2027		900	878
4.125% due 08/17/2027		1,800	1,771
4.271% due 01/09/2027		600	595
4.950% due 05/28/2027		400	400
5.800% due 03/08/2029		1,000	1,015
5.918% due 03/20/2028		900	916
6.800% due 05/12/2028		2,600	2,701

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,400	1,484

GA Global Funding Trust
1.950% due 09/15/2028		1,220	1,140
4.500% due 09/18/2030		150	149
5.500% due 04/01/2032		550	565

Goldman Sachs Group, Inc.
5.218% due 04/23/2031 •		2,700	2,793

Hardwood Funding LLC
5.330% due 06/07/2035 «(h)		600	622

HPS Corporate Lending Fund
4.900% due 09/11/2028		200	199
5.300% due 06/05/2027		2,100	2,112

Integrity RE III Ltd.
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	263
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		250	266
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	281

Intesa Sanpaolo SpA
7.200% due 11/28/2033		400	456

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~		500	502

JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	458
5.103% due 04/22/2031 •		6,550	6,768
5.140% due 01/24/2031 •		2,000	2,066

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		250	256

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		200	204

Lazard Group LLC
6.000% due 03/15/2031		800	846

Lloyds Banking Group PLC
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~		800	805

Met Tower Global Funding
4.200% due 09/16/2030		1,200	1,193

Mitsubishi UFJ Financial Group, Inc.
5.574% due 01/16/2036 •		1,700	1,786

Morgan Stanley
4.210% due 04/20/2028 •		941	942
5.123% due 02/01/2029 •		2,648	2,705
5.664% due 04/17/2036 •		6,280	6,629

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •		2,000	2,031

National Health Investors, Inc.
5.350% due 02/01/2033		300	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
3.073% due 05/22/2028 •		$200	$197

NatWest Markets PLC
4.789% due 03/21/2028		1,800	1,833
5.343% (SOFRRATE + 1.190%) due 03/21/2030 ~		500	505

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,666

Nomura Holdings, Inc.
4.904% due 07/01/2030		400	406

Norinchukin Bank
4.674% due 09/09/2030		500	503

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		$400	415
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		900	937

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	298

Sanders Re III Ltd.
16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$2,600	1,625

Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	306
5.473% due 03/20/2029 •		3,400	3,466

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		2,000	1,995
6.534% due 01/10/2029 •		400	419

Sixth Street Lending Partners
6.500% due 03/11/2029		600	624

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		300	313

U.S. Bancorp
5.046% due 02/12/2031 •		3,000	3,078

UBS Group AG
3.126% due 08/13/2030 •		400	382
3.869% due 01/12/2029 •		1,600	1,587
4.194% due 04/01/2031 •		1,100	1,088
5.428% due 02/08/2030 •		700	723
5.617% due 09/13/2030 •		1,100	1,149
6.442% due 08/11/2028 •		2,764	2,872

Ursa Re Ltd.
9.480% (BNMMDTSC + 5.500%) due 12/07/2026 ~		1,100	1,134

VICI Properties LP
5.125% due 11/15/2031		900	914
5.625% due 04/01/2035		1,100	1,127

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251

Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,469
5.605% due 04/23/2036 •		3,000	3,150

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297

Winston RE Ltd.
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		$700	756

WP Carey, Inc.
4.650% due 07/15/2030		700	704

			129,155

INDUSTRIALS 5.2%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		192	183

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028		$1,600	$1,618

American Airlines Pass-Through Trust
3.375% due 11/01/2028		200	197

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		4,100	4,097

Beignet
6.850% due 06/01/2049 «(b)		18,500	18,500

Berry Global, Inc.
1.570% due 01/15/2026		3,600	3,569

BMW U.S. Capital LLC
4.650% due 03/19/2027		2,000	2,017

Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,245
3.137% due 11/15/2035		831	719
3.419% due 04/15/2033		3,759	3,480

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		800	818

Carnival Corp.
5.125% due 05/01/2029 (b)		800	800

Cencora, Inc.
3.625% due 05/22/2032	EUR	700	832

Centene Corp.
2.625% due 08/01/2031		$100	86

CGI, Inc.
1.450% due 09/14/2026		3,800	3,709

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		550	565

Conagra Brands, Inc.
5.000% due 08/01/2030		1,200	1,212

Constellation Brands, Inc.
4.800% due 05/01/2030		1,000	1,015

Corp. Nacional del Cobre de Chile
6.330% due 01/13/2035		500	534

Embraer Netherlands Finance BV
5.980% due 02/11/2035		1,000	1,062

Eni SpA
5.750% due 05/19/2035		800	834

Fiserv, Inc.
4.550% due 02/15/2031		700	703

HCA, Inc.
5.450% due 04/01/2031		2,400	2,495
5.450% due 09/15/2034		800	821

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	100	143

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	2,400	3,060

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •		1,300	1,531

Kinder Morgan, Inc.
5.850% due 06/01/2035		$2,800	2,951

Las Vegas Sands Corp.
5.625% due 06/15/2028		5,900	6,033

Marvell Technology, Inc.
4.750% due 07/15/2030		300	304
5.450% due 07/15/2035		700	722

Medtronic, Inc.
2.950% due 10/15/2030	EUR	200	235
4.200% due 10/15/2045		300	351

Miller Homes Group Finco PLC
6.286% due 10/15/2030 •		1,000	1,196

National Football League
4.780% due 10/05/2030 «(h)		$2,000	2,018
5.250% due 10/05/2034 «(h)		1,000	1,025

NFL Football Club Term Notes
5.250% due 10/05/2034 «(h)		700	708

Occidental Petroleum Corp.
6.200% due 03/15/2040		1,700	1,729
6.625% due 09/01/2030		200	214

Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,700	1,986
4.875% due 04/30/2035		$1,700	1,702

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royalty Pharma PLC
4.450% due 03/25/2031		$1,000	$992

Synopsys, Inc.
5.000% due 04/01/2032		1,000	1,022

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030		640	660

United Airlines Pass-Through Trust
2.700% due 11/01/2033		303	278
3.500% due 09/01/2031		130	125

Var Energi ASA
5.875% due 05/22/2030		1,900	1,978

Venture Global Plaquemines LNG LLC
6.750% due 01/15/2036		500	531

Viper Energy Partners LLC
5.700% due 08/01/2035		1,000	1,017

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		700	702
5.050% due 03/27/2028		300	304

Woodside Finance Ltd.
4.900% due 05/19/2028		2,700	2,735
5.100% due 09/12/2034		1,000	993
5.700% due 05/19/2032		900	935

			89,291

UTILITIES 2.6%

AEP Texas, Inc.
3.950% due 06/01/2028		1,800	1,786

AES Corp.
5.450% due 06/01/2028		1,250	1,281

BP Capital Markets BV
3.360% due 09/12/2031	EUR	2,000	2,379

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035		$1,100	1,136

Duke Energy Corp.
4.950% due 09/15/2035		800	795

Duke Energy Florida LLC
2.400% due 12/15/2031		530	477

Edison International
5.250% due 03/15/2032		300	297
6.250% due 03/15/2030		4,600	4,786

Enel Finance International NV
1.625% due 07/12/2026		1,506	1,476

NBN Co. Ltd.
4.150% due 09/16/2030		600	597

NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	2,000	1,460
4.670% due 06/12/2035		2,000	1,482

NRG Energy, Inc.
4.734% due 10/15/2030 (b)		$1,900	1,901

Oncor Electric Delivery Co. LLC
5.350% due 04/01/2035		1,700	1,759

Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,400	1,396
6.000% due 08/15/2035		500	524
6.400% due 06/15/2033		5,900	6,345

PacifiCorp
7.375% due 09/15/2055 •		900	949

Pinnacle West Capital Corp.
4.900% due 05/15/2028		1,000	1,016

Public Service Co. of Colorado
5.150% due 09/15/2035		3,700	3,749

Puget Energy, Inc.
5.725% due 03/15/2035		800	827

RWE Finance U.S. LLC
5.125% due 09/18/2035		300	296

Southern California Edison Co.
4.900% due 06/01/2026		1,200	1,204
5.250% due 03/15/2030		1,200	1,224

System Energy Resources, Inc.
5.300% due 12/15/2034		1,100	1,108

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031		2,500	2,566

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Xcel Energy, Inc.
5.600% due 04/15/2035	$2,100	$2,179

		44,995

Total Corporate Bonds & Notes (Cost $258,541)		263,441

U.S. GOVERNMENT AGENCIES 21.7%

Federal Home Loan Mortgage Corp.
3.500% due 08/01/2049	282	260
4.000% due 10/01/2047 - 04/01/2053	4,559	4,312
4.500% due 11/01/2029 - 07/01/2033	380	383
5.000% due 10/01/2033 - 06/01/2053	11,634	11,595
5.500% due 12/01/2033 - 12/01/2053	17,444	17,643
6.000% due 02/01/2033 - 11/01/2037	33	35
6.500% due 10/01/2036 - 02/01/2054	1,617	1,672
6.762% due 05/01/2035 •	3	3
6.835% due 05/01/2037 •	3	4
7.000% due 01/01/2033	1	1

Federal Home Loan Mortgage Corp. Multiclass Certificates
4.768% due 09/25/2033 ~	2,600	2,627

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	3,166	3,013

Federal Home Loan Mortgage Corp. REMICS
4.987% due 10/15/2040 •	690	683
5.087% due 12/15/2037 •	28	28
5.306% due 04/25/2055 •	2,208	2,212

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
6.500% due 07/25/2043	1	1

Federal National Mortgage Association
3.000% due 04/01/2052	58	51
3.500% due 05/01/2049 - 07/01/2053	717	660
4.000% due 03/01/2029 - 04/01/2053	9,695	9,192
4.500% due 11/01/2025 - 01/01/2053	1,799	1,756
5.000% due 07/01/2029 - 05/01/2053	18,079	18,033
5.421% due 10/01/2044 •	6	6
5.500% due 12/01/2032 - 10/01/2053	3,232	3,326
6.000% due 12/01/2028 - 10/01/2040	117	122
6.008% due 03/01/2034 •	3	3
6.190% due 10/01/2037 •	1	1
6.265% due 05/01/2037 •	4	4
6.406% due 06/01/2035 •	141	145
6.500% due 03/01/2029 - 02/01/2054	2,005	2,076
6.503% due 02/01/2035 •	2	2
6.575% due 02/01/2037 •	2	2
6.618% due 06/01/2036 - 05/01/2038 •	342	355
7.000% due 09/01/2031	1	1
7.500% due 01/01/2031 - 08/01/2032	1	0
8.000% due 08/01/2031	1	1

Federal National Mortgage Association Grantor Trust
7.500% due 07/25/2041	2	2

Federal National Mortgage Association REMICS
4.523% due 07/25/2037 •	51	50

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	45	45
6.500% due 07/25/2034	6,829	7,202

Federal National Mortgage Association Trust
6.500% due 06/25/2044	12	12

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	20,278	1,181

148	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association
3.500% due 10/15/2047	$401	$369
4.000% due 06/20/2048	1,298	1,227
4.500% due 08/20/2048 - 12/20/2053	10,643	10,379
4.625% due 07/20/2034 •	6	6
5.000% due 11/20/2049	233	237
5.250% due 11/20/2034 •	1	1
5.625% due 03/20/2028 - 06/20/2032 •	8	7
6.500% due 01/20/2034 - 08/20/2034	4	4
7.000% due 07/15/2031 - 12/15/2032	3	3

Government National Mortgage Association REMICS
4.892% due 04/20/2065 •	280	280
5.066% due 08/20/2065 •	821	821
5.227% due 06/20/2067 •	508	514
5.750% due 08/20/2037	11	11

Government National Mortgage Association, TBA
3.000% due 11/01/2055	30,500	27,232
4.000% due 11/01/2055	39,000	36,668
5.000% due 11/01/2055	4,300	4,272

Tennessee Valley Authority
4.375% due 08/01/2034	5,400	5,463
4.875% due 05/15/2035	9,900	10,269

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055	21,500	20,857
5.000% due 11/01/2055	26,500	26,267
6.000% due 11/01/2055	77,000	78,653
6.500% due 11/01/2055	56,800	58,738

Total U.S. Government Agencies (Cost $368,328)		370,978

U.S. TREASURY OBLIGATIONS 59.4%

U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	20,890
1.875% due 02/15/2041	4,000	2,814
2.250% due 08/15/2049	56,700	36,204
3.000% due 08/15/2048	14,600	10,981
3.250% due 05/15/2042	24,800	20,843
3.375% due 08/15/2042 (i)	78,200	66,658
3.375% due 11/15/2048	73,700	59,225
4.000% due 11/15/2042	4,900	4,532
4.125% due 08/15/2044	32,300	29,990
4.375% due 08/15/2043	22,700	21,915
4.500% due 02/15/2044	5,100	4,989
4.500% due 11/15/2054	11,100	10,691
4.625% due 05/15/2044	31,700	31,476
4.625% due 11/15/2044 (i)	23,200	22,991
4.625% due 02/15/2055 (i)	31,700	31,170

U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (k)	15,848	14,598
0.625% due 07/15/2032	19,234	18,211
1.125% due 01/15/2033	21,266	20,618
1.750% due 01/15/2034	30,476	30,631

U.S. Treasury Notes
1.250% due 04/30/2028	19,200	18,091
1.250% due 09/30/2028	19,200	17,912
1.500% due 11/30/2028	31,400	29,406
2.375% due 03/31/2029	37,200	35,650
2.875% due 08/15/2028	19,700	19,301
3.250% due 06/30/2029	31,400	30,936
3.500% due 04/30/2028	32,700	32,610
3.625% due 03/31/2030 (k)(m)	10,400	10,359
3.750% due 05/31/2030	10,400	10,409
3.750% due 06/30/2030	23,100	23,114
3.875% due 09/30/2029 (i)	81,000	81,568
4.000% due 06/30/2028	14,000	14,139
4.000% due 05/31/2030	9,900	10,018
4.000% due 02/15/2034 (i)	77,700	77,513
4.125% due 07/31/2028 (k)(m)	13,900	14,086
4.125% due 08/31/2030	14,900	15,152
4.375% due 11/30/2030	29,600	30,441
4.625% due 09/30/2028	32,600	33,520
4.625% due 09/30/2030	14,700	15,282
4.875% due 10/31/2028	18,600	19,266
4.875% due 10/31/2030 (m)	14,700	15,455

Total U.S. Treasury Obligations (Cost $1,024,228)		1,013,655

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%

Adjustable Rate Mortgage Trust
4.755% due 10/25/2035 ~		$2	$2

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~		2,130	1,912

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		4,000	3,543
2.848% due 08/14/2034		2,000	1,674

Banc of America Funding Trust
5.334% due 05/25/2035 ~		573	537
6.063% due 02/20/2036 ~		33	31

Banc of America Mortgage Trust
5.864% due 02/25/2034 ~		10	9

Bank
3.071% due 08/15/2061		2,352	2,309
5.635% due 03/15/2058		763	807

BBCMS Mortgage Trust
4.534% due 09/15/2058		5,000	5,018

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~		150	82
5.232% due 10/25/2035 ~		567	469
5.425% due 05/25/2035 ~		208	200

Bear Stearns ARM Trust
4.839% due 07/25/2034 ~		9	9
5.302% due 01/25/2035 ~		8	8
5.777% due 02/25/2034 ~		8	7
6.167% due 10/25/2036 ~		37	36
6.575% due 04/25/2033 ~		2	2

BMO Mortgage Trust
5.187% due 07/15/2058		3,600	3,703

Chase Mortgage Finance Trust
4.619% due 03/25/2037 ~		179	167
6.019% due 02/25/2037 ~		41	40

CHL Mortgage Pass-Through Trust
4.852% due 04/25/2035 •		3	3
5.097% due 11/25/2034 ~		117	113
5.388% due 02/20/2035 ~		16	17
6.866% due 03/25/2034 ~		236	236

Citigroup Mortgage Loan Trust, Inc.
6.000% due 09/25/2035 •		222	225
6.751% due 03/25/2034 ~		8	7

CitiMortgage Alternative Loan Trust
4.922% due 12/25/2036 •		773	634

Countrywide Alternative Loan Trust
4.812% due 08/25/2035 •		1,761	899
5.153% due 12/25/2035 •		17	15

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		5	5

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.672% due 06/25/2037 •		2,532	2,241

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	119	160

Extended Stay America Trust
5.344% due 07/15/2038 •		$3,373	3,376

GS Mortgage Securities Corp. Trust
5.150% due 11/15/2036 •		3,000	2,999

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~		2,892	2,401

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		3,282	2,827

GSR Mortgage Loan Trust
5.191% due 09/25/2035 ~		123	119
6.363% due 09/25/2035 ~		1	1

IndyMac ARM Trust
6.380% due 01/25/2032 ~		9	9

IndyMac INDX Mortgage Loan Trust
4.772% due 02/25/2037 •		4,246	2,856

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	3,273
5.248% due 02/15/2035 •		2,493	2,475
5.530% due 11/15/2038 •		4,000	3,998
5.648% due 12/15/2031 •		1,268	1,264

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
5.378% due 02/25/2034 ~		$7	$6

MASTR Reperforming Loan Trust
8.000% due 07/25/2035		70	49

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.125% due 08/15/2032 •		13	13

Morgan Stanley Mortgage Loan Trust
6.035% due 06/25/2036 ~		27	27

MortgageIT Trust
4.832% due 10/25/2035 •		59	59

OBX Trust
3.000% due 01/25/2052 ~		3,075	2,661

One New York Plaza Trust
5.215% due 01/15/2036 •		3,000	2,953

Prime Mortgage Trust
4.672% due 02/25/2034 •		8	8

Resloc U.K. PLC
4.265% due 12/15/2043 •	GBP	528	698

RFMSI Trust
4.742% due 09/25/2035 ~		$206	165
5.534% due 09/25/2035 ~		128	80

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •		4,200	4,173

Structured Adjustable Rate Mortgage Loan Trust
0.000% due 07/25/2034 ~		34	33
4.153% due 02/25/2037 ~		811	531

Structured Asset Mortgage Investments II Trust
4.748% due 07/19/2035 •		62	62
5.122% due 05/25/2047 •		3,832	3,145

Structured Asset Mortgage Investments Trust
5.088% due 10/19/2033 •		8	8

UWM Mortgage Trust
2.500% due 11/25/2051 ~		3,075	2,551
3.000% due 01/25/2052 ~		3,143	2,717

Verus Securitization Trust
5.811% due 05/25/2068 þ		393	395

WaMu Mortgage Pass-Through Certificates Trust
4.181% due 02/25/2037 ~		544	508
4.470% due 12/25/2036 ~		520	464
4.852% due 10/25/2045 •		61	60

Wells Fargo Alternative Loan Trust
6.000% due 06/25/2037		1,345	1,231

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~		3,500	3,229
5.693% due 10/15/2042 «•(b)		1,100	1,097

Total Non-Agency Mortgage-Backed Securities (Cost $80,052)			77,641

ASSET-BACKED SECURITIES 8.1%

AUTOMOBILE SEQUENTIAL 2.7%

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,741
5.780% due 04/20/2028		2,600	2,656
6.020% due 02/20/2030		5,300	5,572

BMW Canada Auto Trust
4.844% due 07/20/2027	CAD	666	483

CarMax Auto Owner Trust
4.750% due 10/15/2027		$361	362

Citizens Auto Receivables Trust
5.830% due 02/15/2028		2,635	2,657
5.840% due 01/18/2028		2,816	2,836

Ent Auto Receivables Trust
6.240% due 01/16/2029		1,976	1,991

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		357	357

Ford Auto Securitization Trust II Asset-Backed Notes
6.027% due 07/15/2028	CAD	2,247	1,646

GM Financial Revolving Receivables Trust
5.120% due 04/11/2035		$2,600	2,666

GMF Floorplan Owner Revolving Trust
5.340% due 06/15/2030		5,100	5,272

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	149

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Honda Auto Receivables Owner Trust
4.930% due 11/15/2027	$2,080	$2,090

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	1,070	1,073
5.840% due 09/15/2027	1,000	1,007

LAD Auto Receivables Trust
6.120% due 09/15/2027	395	395

Nissan Auto Lease Trust
5.610% due 11/15/2027	2,529	2,531

Octane Receivables Trust
5.880% due 06/20/2031	222	222

SBNA Auto Lease Trust
5.390% due 11/20/2026	703	705

Tesla Auto Lease Trust
6.220% due 03/22/2027	5,000	5,019

Volkswagen Auto Lease Trust
5.800% due 04/20/2028	3,400	3,417

		45,698

CMBS OTHER 0.9%

Arbor Realty Commercial Real Estate Notes Ltd.
5.615% due 11/15/2036 •	2,302	2,308

AREIT Trust
6.255% due 08/17/2041 •	2,203	2,205

BDS LLC
5.934% due 03/19/2039 •	2,046	2,050

GPMT Ltd.
5.600% due 12/15/2036 •	2,278	2,231

MF1 LLC
6.284% due 06/19/2037 •	3,004	3,005

MF1 Ltd.
5.330% due 10/16/2036 •	1,273	1,274
5.350% due 07/16/2036 •	185	185

PFP Ltd.
6.050% due 09/17/2039 •	610	611

Starwood Ltd.
5.722% due 11/15/2038 •	2,020	2,015

		15,884

HOME EQUITY OTHER 0.8%

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.217% due 10/25/2034 •	695	678

Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •	277	156

Countrywide Asset-Backed Certificates Trust
4.552% due 06/25/2035 •	219	201
4.552% due 03/25/2037 •	56	55
4.792% due 12/25/2036 •	559	534

Fremont Home Loan Trust
4.812% due 02/25/2036 •	1,000	923
5.062% due 12/25/2029 •	18	18

GSAMP Trust
5.922% due 10/25/2034 •	15	15

MASTR Specialized Loan Trust
4.792% due 02/25/2036 •	112	110
4.792% due 06/25/2046 •	180	177
5.012% due 01/25/2037 •	213	83

Morgan Stanley ABS Capital I, Inc. Trust
5.202% due 11/25/2034 •	22	22

Morgan Stanley Capital I, Inc. Trust
4.632% due 03/25/2036 •	27	23

Ownit Mortgage Loan Trust
5.172% due 10/25/2036 •	2,455	2,431

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.072% due 12/25/2034 •	906	907

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	927	238

Residential Asset Mortgage Products Trust
4.712% due 12/25/2035 •	279	256

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.812% due 02/25/2036 •		$758	$739

Residential Asset Securities Corporation Trust
4.512% due 10/25/2036 •		896	887
4.887% due 03/25/2036 •		3,900	3,839

Soundview Home Loan Trust
4.947% due 06/25/2035 •		33	33

Structured Asset Investment Loan Trust
5.172% due 05/25/2035 •		783	772

Structured Asset Securities Corp. Mortgage Loan Trust
4.692% due 02/25/2037 •		605	597
5.277% due 11/25/2035 •		239	238

			13,932

WHOLE LOAN COLLATERAL 0.4%

First Franklin Mortgage Loan Trust
4.582% due 10/25/2036 •		5,800	4,809

GSAMP Trust
5.022% due 01/25/2034 •		1,214	1,240

			6,049

OTHER ABS 3.3%

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •		1,216	1,217

Atlas Senior Loan Fund XVIII Ltd.
5.439% due 01/18/2035 •		1,000	1,004

Bain Capital Euro CLO DAC
3.267% due 01/22/2038 •	EUR	1,700	2,002

Capital Four CLO X DAC
3.279% due 10/25/2038 •		400	470

Capital Street Master Trust
0.000% due 08/16/2029 •		$1,000	1,001
5.724% due 10/16/2028 •		1,600	1,605

Catamaran CLO Ltd.
5.694% due 04/22/2030 •		334	335

CBAMR Ltd.
5.948% due 07/15/2037 •		4,000	4,020

College Avenue Student Loans LLC
6.006% due 06/25/2054 •		3,364	3,382

CVC Cordatus Opportunity Loan Fund-R DAC
2.876% due 08/15/2033 •	EUR	3,599	4,226

Dryden 95 CLO Ltd.
5.244% due 08/20/2034 •		$1,100	1,101

Invitation Homes Trust
4.000% due 09/17/2041		3,993	3,925

LCM 35 Ltd.
5.398% due 10/15/2034 •		1,000	1,001

Lendmark Funding Trust
1.900% due 11/20/2031		3,800	3,681

Man GLG Euro CLO V DAC
2.704% due 12/15/2031 •	EUR	893	1,050

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$4,000	3,918

Neuberger Berman Loan Advisers CLO 47 Ltd.
5.620% due 04/14/2035 •		4,800	4,800

Palmer Square European Loan Funding DAC
0.000% due 07/15/2035 «•(b)	EUR	1,000	1,174
3.006% due 08/15/2033 •		1,315	1,542

PK ALIFT Loan Funding 6 LP
5.365% due 11/15/2042		$1,740	1,753

Reach ABS Trust
6.300% due 02/18/2031		59	59

Rockford Tower Europe CLO DAC
3.292% due 08/29/2036 •	EUR	1,000	1,178

Romark Credit Funding Ltd.
5.423% due 07/29/2043		$1,300	1,304

Stonepeak ABS
2.301% due 02/28/2033		1,196	1,157

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		3,138	2,827

Tiaa CLO III Ltd.
5.729% due 01/16/2031 •		536	536

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tralee CLO V Ltd.
5.405% due 10/20/2034 •		$1,000	$1,001

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •		1,472	1,474

Venture XXVII CLO Ltd.
5.637% due 07/20/2030 •		537	537

Vibrant CLO XII Ltd.
5.301% due 04/20/2034 •		1,400	1,400

Voya CLO Ltd.
5.385% due 04/20/2034 •		2,100	2,103

			56,783

Total Asset-Backed Securities (Cost $136,782)			138,346

SOVEREIGN ISSUES 10.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	249,800	43,845

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030 (b)		$1,900	1,911
5.750% due 05/05/2026		1,600	1,613

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,900	2,200

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,700	5,790

Hungary Government International Bonds
4.500% due 06/16/2034	EUR	2,200	2,647

Israel Government International Bonds
2.750% due 07/03/2030		$4,100	3,786
5.375% due 02/19/2030		1,400	1,446

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	4,800	5,387
5.250% due 03/22/2030		2,600	3,048

Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,040,000	6,000
2.400% due 03/20/2055		204,000	1,202
2.800% due 06/20/2055		520,000	3,332

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		1,340,000	8,306
2.400% due 03/20/2045		326,000	2,147

Kuwait International Bonds
4.136% due 10/09/2030 (b)		$3,700	3,700

Mexico Udibonos
2.750% due 11/27/2031 (e)	MXN	3,677	182
3.000% due 12/03/2026 (e)		428	23
4.000% due 11/30/2028 (e)		6,071	331

Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,500	1,255
6.150% due 08/12/2032		52,100	15,908
6.950% due 08/12/2031		6,801	2,170

Province of British Columbia
4.150% due 06/18/2034	CAD	2,500	1,876

Province of Ontario
3.800% due 12/02/2034		7,000	5,098

Province of Quebec
4.450% due 09/01/2034		11,900	9,113

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	25,900	1,382
8.750% due 02/28/2048		3,000	150
8.875% due 02/28/2035		450,300	25,616
9.000% due 01/31/2040		2,600	138

Romania Government International Bonds
2.000% due 01/28/2032	EUR	4,000	3,897
5.250% due 03/10/2030		1,300	1,574

Saudi Government International Bonds
5.125% due 01/13/2028		$4,800	4,906

U.K. Gilts
4.375% due 07/31/2054	GBP	4,000	4,504

Total Sovereign Issues (Cost $168,685)			174,483

150	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

COMMERCIAL PAPER 0.1%

Dominion Energy, Inc.
4.480% due 10/03/2025	$600	$600

HCA, Inc.
4.780% due 10/02/2025	900	899

		1,499

U.S. TREASURY BILLS 0.0%
3.993% due 12/04/2025 - 12/11/2025 (c)(d)	453	450

Total Short-Term Instruments (Cost $1,950)		1,949

Total Investments in Securities (Cost $2,045,040)		2,047,047

	SHARES
INVESTMENTS IN AFFILIATES 4.0%

MUTUAL FUNDS 4.0%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	1,362,700	67,668

Total Mutual Funds (Cost $66,969)		67,668

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	199	$2

Total Short-Term Instruments (Cost $2)		2

Total Investments in Affiliates (Cost $66,971)		67,670

Total Investments 123.8% (Cost $2,112,011)		$2,114,717

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $5,780)		(3,463)

Other Assets and Liabilities, net (23.6)%		(403,225)

Net Assets 100.0%		$1,708,029

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$600	$622	0.03%
NFL Football Club Term Notes	5.250	10/05/2034	06/27/2025	700	708	0.04
National Football League	4.780	10/05/2030	06/27/2025	2,000	2,018	0.12
National Football League	5.250	10/05/2034	06/27/2025	1,000	1,025	0.06
Pantheon Senior Debt Secondaries III	6.043	03/26/2026	03/18/2025	500	500	0.03
Project Alfa Investindustrial VIII SCSp	4.117	02/27/2026	02/28/2025	294	333	0.02

				$5,094	$5,206	0.30%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$	(23,287)	$(23,309)
BOO	4.310	09/30/2025	10/01/2025		(600)	(600)
BRC	4.340	09/30/2025	10/02/2025		(31,462)	(31,466)
DEU	4.260	09/18/2025	10/09/2025		(22,971)	(23,006)
STR	4.270	10/01/2025	10/02/2025		(83,752)	(83,752)
	4.370	09/30/2025	10/01/2025		(79,876)	(79,886)

Total Reverse Repurchase Agreements						$(242,019)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
GSC	4.270%	09/30/2025	10/16/2025	$(1,289)	$(1,289)

Total Sale-Buyback Transactions					$(1,289)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$5,100	$(4,110)	$(4,112)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	8,000	(6,613)	(6,741)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	35,300	(29,803)	(29,751)

Total Short Sales (2.4)%				$(40,526)	$(40,604)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(23,309)	$0	$(23,309)	$22,990	$(319)
BOO	0	(600)	0	(600)	597	(3)
BRC	0	(31,466)	0	(31,466)	31,170	(296)
DEU	0	(23,006)	0	(23,006)	22,745	(261)
STR	0	(163,638)	0	(163,638)	81,568	(82,070)

Master Securities Forward Transaction Agreement
GSC	0	0	(1,289)	(1,289)	1,279	(10)

Total Borrowings and Other Financing Transactions	$0	$(242,019)	$(1,289)

152	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(80,486)	$(77,781)	$0	$0	$(158,267)

Total	$(80,486)	$(77,781)	$0	$0	$(158,267)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,289)	0	0	(1,289)

Total	$0	$(1,289)	$0	$0	$(1,289)

Total Borrowings	$(80,486)	$(79,070)	$0	$0	$(159,556)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(159,556)

(i)	Securities with an aggregate market value of $160,349 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(108,753) at a weighted average interest rate of 4.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(83,752) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	129	$129	$(24)	$(26)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	100	100	(21)	(22)

					$(45)	$(48)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	100	$100	$(19)	$(11)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	129	129	(30)	(18)

					$(49)	$(29)

Total Written Options					$(94)	$(77)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	298	$22,351	$(120)	$153	$0
Canada Government 10-Year Bond December Futures	12/2025	69	6,072	126	27	0
Euro-Bund December Futures	12/2025	86	12,982	77	34	(3)
Long Guilt December Futures	12/2025	39	4,765	22	21	(2)
U.S. Treasury 2-Year Note December Futures	12/2025	667	139,002	69	73	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,427	155,822	228	56	0
U.S. Treasury 10-Year Note December Futures	12/2025	1,401	157,613	954	0	(22)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	206	23,706	201	0	(13)

				$1,557	$364	$(40)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2025	43	$(39,483)	$375	$32	$(32)
U.S. Treasury Long-Term Bond December Futures	12/2025	899	(104,818)	(2,256)	225	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	1,722	(206,748)	(5,872)	969	0

				$(7,753)	$1,226	$(32)

Total Futures Contracts				$(6,196)	$1,590	$(72)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.246%	EUR	4,400	$26	$(16)	$10	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.323	$	3,500	(149)	189	40	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		2,700	23	(4)	19	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		3,200	43	(7)	36	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322		550	105	(73)	32	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		2,400	6	(1)	5	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		3,500	77	(4)	73	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.335		200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		2,200	1	34	35	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		500	(1)	10	9	0	0

							$127	$135	$262	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	49,100	$(184)	$(100)	$(284)	$68	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(433)	(326)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	56	65	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	115	115	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	180	181	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	63	67	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	97	342	439	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		$12,100	(42)	(399)	(441)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(610)	(706)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	423	473	29	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(47)	(85)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,700	(5)	(39)	(44)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	442	462	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(439)	(320)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		27,700	1,250	(737)	513	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	(12)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	(31)	(31)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		3,800	0	(17)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(12)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(14)	(43)	(57)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		3,400	(16)	9	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	5	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(76)	(86)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(213)	(235)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,100	(9)	(55)	(64)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,100	(11)	(54)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	(17)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		800	(3)	(8)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,300	(8)	2	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,990	(13)	(11)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		7,300	(24)	46	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	24	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,000	(7)	19	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,000	(7)	16	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		3,400	(12)	11	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,000	(4)	8	4	0	0

154	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.565%	Annual	08/28/2034		$1,000	$(4)	$7	$3	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,700	(10)	12	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	5	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,500	(10)	9	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,400	(9)	2	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,600	(10)	37	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		3,900	(15)	39	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,400	(9)	46	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,000	(5)	34	29	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	45	39	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	94	80	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,150	(4)	(17)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,400	(9)	(38)	(47)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,300	(25)	(98)	(123)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		6,700	(19)	(153)	(172)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,200	(9)	(61)	(70)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,400	(10)	(51)	(61)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	(41)	(40)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		4,000	(12)	47	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	2,892	2,892	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	5,383	10,750	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		10,100	0	(4)	(4)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.803	Annual	02/15/2055		10,900	0	288	288	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,900	0	71	71	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		2,000	0	37	37	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		7,400	0	102	102	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	720	738	28	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	54,000	239	226	465	112	0
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	2,200	(3)	(37)	(40)	0	(2)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(30)	(33)	0	(2)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	4	1	0	(2)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		4,400	0	24	24	0	(5)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		2,800	(5)	(40)	(45)	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		9,700	(37)	51	14	33	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		10,690	(138)	(59)	(197)	0	(84)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	29,900	1	30	31	2	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		2,700	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		38,600	0	43	43	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		31,500	0	22	22	2	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032		4,400	0	6	6	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035		3,500	0	5	5	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	CAD	300	0	(3)	(3)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		2,000	7	(36)	(29)	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		12,400	9	(160)	(151)	0	(28)

							$6,366	$7,872	$14,238	$516	$(172)

Total Swap Agreements							$6,493	$8,007	$14,500	$516	$(176)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,590	$516	$2,106	$(77)	$(72)	$(176)	$(325)

(k)

Securities with an aggregate market value of $12,843 and cash of $26,613 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	9,917		$11,566	$0	$(76)
	10/2025		$36,100	CAD	50,223	0	(11)
	11/2025	CAD	50,143		$36,100	11	0

BOA	10/2025	JPY	510		3	0	0
	10/2025		$1,380	CHF	1,090	0	(10)
	10/2025		481	ILS	1,616	7	0
	10/2025		929	INR	82,159	0	(5)
	10/2025		1,134	JPY	167,355	1	(3)
	10/2025		602	KRW	833,575	0	(8)
	10/2025		731	NZD	1,269	5	0
	10/2025		227	PLN	818	0	(2)
	11/2025	EUR	1,300		$1,530	0	0
	11/2025	JPY	8,924		60	0	(1)
	11/2025	NZD	1,269		732	0	(5)
	11/2025		$2,802	BRL	15,019	0	(3)
	11/2025		259	ILS	865	2	0
	11/2025	ZAR	44,643		$2,563	0	(13)
	12/2025		$314	MXN	5,910	6	0

BPS	10/2025	BRL	99,900		$16,525	0	(2,245)
	10/2025	CNH	13,842		1,943	1	0
	10/2025	EUR	394		464	1	0
	10/2025	IDR	46,367,159		2,807	30	(3)
	10/2025	INR	83,289		946	9	0
	10/2025	TWD	283,836		9,434	115	(5)
	10/2025		$18,568	BRL	99,900	209	(8)
	10/2025		3,912	IDR	64,667,904	0	(36)
	10/2025		70	JPY	10,375	0	0
	10/2025		5,961	KRW	8,245,842	0	(85)
	10/2025		3,224	PLN	11,736	5	(1)
	10/2025		868	TWD	26,150	0	(9)
	11/2025	IDR	10,695,275		$640	0	(1)
	11/2025	INR	64,977		730	0	0
	11/2025	JPY	10,339		70	0	0
	11/2025	KRW	560,726		400	0	0
	11/2025		$291	BRL	1,559	0	0
	11/2025		591	ILS	1,985	9	0
	12/2025	TWD	14,627		$487	5	0
	12/2025		$527	IDR	8,869,526	3	0
	12/2025		324	MXN	6,000	1	0
	04/2026	BRL	36,700		$6,425	0	(177)

BRC	10/2025	CHF	3,690		4,623	0	(13)
	10/2025	GBP	511		690	3	0
	10/2025	IDR	321,184		20	0	0
	10/2025	PLN	1,101		301	0	(2)
	10/2025		$4,334	CHF	3,476	32	0
	10/2025		586	EUR	500	1	0
	10/2025		5,130	INR	452,984	0	(35)

156	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$5	NOK	51	$0	$0
	10/2025		806	TRY	34,612	18	0
	11/2025	EUR	500		$587	0	(1)
	11/2025	NOK	51		5	0	0
	11/2025		$4,623	CHF	3,675	13	0
	11/2025		690	GBP	511	0	(3)
	11/2025		9,305	TRY	405,201	131	0
	11/2025	ZAR	37,903		$2,153	0	(35)
	12/2025	PEN	15,101		4,221	0	(121)
	12/2025		$809	MXN	14,956	1	0

BSH	10/2025	BRL	65,200		$12,259	8	0
	10/2025	EUR	4,919		5,715	0	(60)
	10/2025		$11,990	BRL	65,200	261	0
	10/2025		215	NZD	372	0	0
	11/2025	NZD	372		$216	0	0
	12/2025	PEN	18,468		5,199	0	(112)
	12/2025		$100	PEN	355	2	0
	02/2026	PEN	16,113		$4,608	0	(15)
	04/2026	BRL	69,800		12,290	0	(266)

CBK	10/2025	AUD	726		474	0	(7)
	10/2025	CAD	58		41	0	0
	10/2025	CNH	37,430		5,274	21	0
	10/2025	EUR	3,551		4,151	0	(18)
	10/2025	IDR	25,647,151		1,553	18	(2)
	10/2025	INR	112,621		1,268	2	0
	10/2025	NOK	396		39	0	0
	10/2025	PEN	6,021		1,723	0	(10)
	10/2025	SGD	5,416		4,219	21	0
	10/2025	THB	3,783		117	0	0
	10/2025	TWD	169,887		5,732	151	0
	10/2025		$1,055	CAD	1,447	0	(15)
	10/2025		3,608	EUR	3,064	0	(10)
	10/2025		2,183	GBP	1,601	0	(30)
	10/2025		906	IDR	14,894,552	0	(13)
	10/2025		3,955	INR	347,442	0	(47)
	10/2025		504	NOK	5,025	0	0
	10/2025		1,233	SEK	11,695	10	0
	10/2025		2,076	TWD	63,201	2	(2)
	10/2025	ZAR	9,402		$543	0	(2)
	11/2025	NOK	5,024		504	0	0
	11/2025		$41	CAD	58	0	0
	11/2025		419	ILS	1,405	5	0
	11/2025		1,268	INR	112,842	0	(1)
	12/2025	PEN	5,189		$1,449	0	(42)
	12/2025	TWD	38,953		1,288	3	0
	12/2025		$545	IDR	9,159,999	3	0
	01/2026	TWD	23,777		$788	0	0
	02/2026	PEN	5,484		1,492	0	(82)

DUB	10/2025	CNH	29,660		4,171	9	0
	10/2025	IDR	16,918,013		1,032	18	0
	10/2025	INR	182,762		2,057	2	0
	10/2025	KRW	864,460		623	7	0
	10/2025		$1,540	IDR	25,269,860	0	(26)
	10/2025		954	ILS	3,258	30	0
	10/2025		1,930	INR	170,638	0	(11)
	11/2025	ILS	3,257		$954	0	(30)
	11/2025	INR	12,384		139	0	0
	11/2025		$2,057	INR	183,126	0	(2)
	11/2025	ZAR	91,527		$5,229	0	(53)

FAR	10/2025	AUD	13,843		8,979	0	(181)
	10/2025	CHF	661		830	0	(1)
	10/2025	CNH	12,932		1,821	6	0
	10/2025	JPY	202,720		1,379	8	0
	10/2025	PLN	1,225		335	0	(2)
	10/2025		$13,485	AUD	20,654	182	0
	10/2025		3,755	INR	331,237	0	(30)
	10/2025		1,862	PLN	6,791	6	0
	10/2025		37,797	SGD	48,678	0	(60)
	11/2025	AUD	20,654		$13,491	0	(182)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	SGD	48,555		$37,797	$57	$0
	11/2025		$830	CHF	659	1	0
	12/2025	MXN	4,706		$247	0	(8)
	12/2025		$718	MXN	13,601	19	0

GLM	10/2025	BRL	216,493		$37,588	0	(3,089)
	10/2025	CHF	102		128	0	(1)
	10/2025	CNH	1,019		143	0	0
	10/2025	IDR	9,073,849		544	0	0
	10/2025	KRW	1,386,081		982	0	(6)
	10/2025	SGD	205		160	1	0
	10/2025		$40,182	BRL	216,493	510	(15)
	10/2025		923	IDR	15,266,147	0	(9)
	10/2025		1,076	INR	94,392	0	(14)
	10/2025		982	KRW	1,386,397	6	0
	11/2025		110	ILS	367	1	0
	11/2025		136	TRY	5,957	1	0
	11/2025	ZAR	3,252		$188	0	0
	12/2025	IDR	235,923		14	0	0
	12/2025	MXN	2,602		137	0	(4)
	12/2025		$16,852	BRL	91,212	41	0
	12/2025		526	IDR	8,795,589	0	0
	04/2026	BRL	143,300		$25,264	3	(516)

IND	10/2025	AUD	517		338	0	(4)

JPM	10/2025	BRL	61,373		11,538	8	(1)
	10/2025	CAD	46,769		33,844	236	0
	10/2025	IDR	33,815,730		2,025	0	(1)
	10/2025	KRW	1,496,199		1,079	13	0
	10/2025	PLN	729		198	0	(2)
	10/2025	SGD	983		765	3	0
	10/2025		$11,084	BRL	61,373	447	0
	10/2025		2,609	CNH	18,525	0	(9)
	10/2025		1,187	GBP	883	1	0
	10/2025		3,002	IDR	49,897,919	1	(12)
	10/2025		509	ILS	1,708	7	0
	10/2025		2,658	PLN	9,575	0	(24)
	10/2025		253	TWD	7,684	0	(1)
	11/2025	ZAR	81,050		$4,624	0	(53)
	12/2025		$132	MXN	2,477	2	0

MBC	10/2025	AUD	5,568		$3,714	30	0
	10/2025	CAD	25		18	0	0
	10/2025	CHF	113		142	0	0
	10/2025	CNH	15,093		2,124	5	0
	10/2025	EUR	1,203		1,417	7	(3)
	10/2025	GBP	740		997	3	0
	10/2025	IDR	1,676,589		102	1	0
	10/2025	JPY	487,100		3,320	27	0
	10/2025	KRW	4,976,121		3,567	21	0
	10/2025	SEK	12,260		1,279	0	(23)
	10/2025	SGD	41,816		32,634	217	0
	10/2025	THB	8,933		277	1	0
	10/2025		$1,788	CNH	12,736	0	0
	10/2025		2,681	EUR	2,268	0	(18)
	10/2025		35	JPY	5,142	0	0
	10/2025		2,712	KRW	3,786,693	0	(13)
	10/2025		5	NOK	52	0	0
	10/2025		430	THB	13,921	0	0
	11/2025	CNH	12,706		$1,788	0	0
	11/2025	JPY	8,791		59	0	0
	11/2025	NOK	52		5	0	0
	11/2025		$997	GBP	740	0	(3)
	11/2025		158	ILS	526	1	0
	12/2025		1,316	MXN	24,696	22	0

MYI	10/2025	BRL	8,800		$1,447	0	(206)
	10/2025	CAD	153		111	1	0
	10/2025	CNH	15,238		2,141	3	0
	10/2025	IDR	6,796,699		413	5	0
	10/2025	JPY	2,256		15	0	0
	10/2025		$1,655	BRL	8,800	0	(1)
	10/2025		1,314	JPY	196,154	13	0

158	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$0	NOK	2	$0	$0
	10/2025		1,758	PLN	6,364	0	(8)
	10/2025		1,043	TWD	31,418	0	(11)
	11/2025	JPY	195,475		$1,314	0	(12)
	11/2025	NOK	1		0	0	0
	12/2025	TWD	31,213		1,043	13	0

NGF	10/2025	KRW	1,981,765		1,425	13	0
	10/2025		$816	IDR	13,499,507	0	(6)
	11/2025		7,104	TRY	309,436	88	0

RBC	12/2025		245	MXN	4,569	3	0

SCX	10/2025	BRL	4,463		$839	0	0
	10/2025	CAD	4,622		3,360	38	0
	10/2025	CNH	11,082		1,560	4	0
	10/2025	IDR	12,399,493		743	0	(1)
	10/2025	INR	128,410		1,444	0	0
	10/2025	JPY	11,553		79	0	0
	10/2025	PEN	748		214	0	(2)
	10/2025	SGD	270		212	2	0
	10/2025	TWD	100,299		3,385	89	0
	10/2025		$839	BRL	4,463	0	(1)
	10/2025		911	IDR	14,977,123	0	(13)
	10/2025		1,880	INR	165,961	0	(13)
	11/2025	JPY	42		$0	0	0
	11/2025		$1,305	INR	116,265	0	0
	12/2025		839	BRL	4,527	0	(1)
	12/2025		743	IDR	12,430,831	1	0

SOG	10/2025	JPY	105,786		$719	4	0
	10/2025	NZD	1,641		956	5	0
	10/2025		$15,114	EUR	12,852	0	(25)
	10/2025		2,871	JPY	427,174	18	0
	10/2025		17	NOK	170	0	0
	11/2025	EUR	12,852		$15,144	25	0
	11/2025	JPY	425,697		2,871	0	(18)
	11/2025	NOK	170		17	0	0

SSB	10/2025	GBP	977		1,317	3	0
	10/2025	KRW	1,385,310		1,000	13	0
	10/2025		$5,220	BRL	27,914	25	0
	11/2025	PEN	5,404		1,465	0	(90)

UAG	10/2025	CAD	42		31	0	0
	10/2025	ILS	6,910		2,071	0	(15)
	10/2025	NOK	4,903		482	0	(10)
	10/2025		$96	ILS	327	3	0
	10/2025		43	INR	3,815	0	0
	10/2025		1,884	PLN	6,834	0	(4)
	10/2025		430	THB	13,916	0	0
	10/2025		544	ZAR	9,401	0	0
	10/2025	ZAR	9,406		$544	0	0
	11/2025	ILS	695		206	0	(4)
	11/2025	ZAR	41,229		2,339	0	(40)

Total Forward Foreign Currency Contracts						$3,456	$(8,539)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD		$1.122	10/14/2025	190	$23	$0

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	1,251	4	0
	Put - OTC EUR versus USD		1.132	10/10/2025	8,674	31	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,431	21	2

GLM	Put - OTC AUD versus USD		$0.625	10/08/2025	4,262	17	0
	Put - OTC EUR versus USD		1.129	10/14/2025	8,254	32	0
	Put - OTC EUR versus USD		1.100	12/17/2025	423	48	9

MBC	Put - OTC AUD versus USD		0.618	10/10/2025	4,569	12	0
	Put - OTC EUR versus USD		1.098	12/23/2025	423	49	9

MYI	Put - OTC EUR versus USD		1.145	10/08/2025	8,415	53	1
	Put - OTC EUR versus USD		1.110	11/24/2025	10,803	51	3
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	807	4	0

Total Purchased Options						$345	$24

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	159

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	5,200	$(16)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	9,600	(26)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	9,600	(26)	(58)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	4,000	(11)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	4,000	(10)	(16)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	2,600	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	2,600	(9)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	5,000	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	5,000	(16)	(9)

Total Written Options							$(139)	$(89)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	Turkiye Government International Bonds	1.000%	Quarterly	06/20/2030	2.389%	$	2,400	$(169)	$31	$0	$(138)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872		800	(7)	8	1	0

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933		2,700	(153)	157	4	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025		3,000	(267)	266	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394		5,100	(229)	267	38	0

Total Swap Agreements								$(825)	$729	$43	$(139)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$11	$0	$0	$11	$(87)	$0	$0	$(87)	$(76)	$0	$(76)
BOA	21	0	0	21	(50)	(61)	0	(111)	(90)	0	(90)
BPS	388	0	0	388	(2,570)	(17)	0	(2,587)	(2,199)	2,254	55
BRC	199	2	0	201	(210)	0	(138)	(348)	(147)	0	(147)
BSH	271	0	0	271	(453)	0	0	(453)	(182)	0	(182)
CBK	236	0	0	236	(281)	0	0	(281)	(45)	226	181
DUB	66	0	0	66	(122)	(2)	0	(124)	(58)	0	(58)
FAR	279	0	0	279	(464)	0	0	(464)	(185)	270	85
GLM	563	9	0	572	(3,654)	(9)	0	(3,663)	(3,091)	2,922	(169)
GST	0	0	1	1	0	0	0	0	1	0	1
IND	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
JPM	718	0	0	718	(103)	0	0	(103)	615	(550)	65
MBC	335	9	0	344	(60)	0	0	(60)	284	(260)	24
MYC	0	0	42	42	0	0	(1)	(1)	41	0	41
MYI	35	4	0	39	(238)	0	0	(238)	(199)	271	72
NGF	101	0	0	101	(6)	0	0	(6)	95	0	95
RBC	3	0	0	3	0	0	0	0	3	0	3
SCX	134	0	0	134	(31)	0	0	(31)	103	0	103
SOG	52	0	0	52	(43)	0	0	(43)	9	0	9
SSB	41	0	0	41	(90)	0	0	(90)	(49)	0	(49)
UAG	3	0	0	3	(73)	0	0	(73)	(70)	0	(70)

Total Over the Counter	$3,456	$24	$43	$3,523	$(8,539)	$(89)	$(139)	$(8,767)

(m)

Securities with an aggregate market value of $5,943 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

160	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,590	$1,590
Swap Agreements	0	0	0	0	516	516

	$0	$0	$0	$0	$2,106	$2,106

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,456	$0	$3,456
Purchased Options	0	0	0	24	0	24
Swap Agreements	0	43	0	0	0	43

	$0	$43	$0	$3,480	$0	$3,523

	$0	$43	$0	$3,480	$2,106	$5,629

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$77	$77
Futures	0	0	0	0	72	72
Swap Agreements	0	4	0	0	172	176

	$0	$4	$0	$0	$321	$325

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,539	$0	$8,539
Written Options	0	0	0	0	89	89
Swap Agreements	0	139	0	0	0	139

	$0	$139	$0	$8,539	$89	$8,767

	$0	$143	$0	$8,539	$410	$9,092

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	161

Schedule of Investments	PIMCO Moderate Duration Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$418	$418
Futures	0	0	0	0	13,103	13,103
Swap Agreements	0	117	0	0	(2,618)	(2,501)

	$0	$117	$0	$0	$10,903	$11,020

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,270)	$0	$(6,270)
Purchased Options	0	0	0	(41)	0	(41)
Written Options	0	21	0	0	1,094	1,115
Swap Agreements	0	62	0	0	0	62

	$0	$83	$0	$(6,311)	$1,094	$(5,134)

	$0	$200	$0	$(6,311)	$11,997	$5,886

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$18	$18
Futures	0	0	0	0	(8,967)	(8,967)
Swap Agreements	0	(53)	0	0	5,336	5,283

	$0	$(53)	$0	$0	$(3,613)	$(3,666)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4,358)	$0	$(4,358)
Purchased Options	0	0	0	(283)	0	(283)
Written Options	0	0	0	0	24	24
Swap Agreements	0	114	0	0	0	114

	$0	$114	$0	$(4,641)	$24	$(4,503)

	$0	$61	$0	$(4,641)	$(3,589)	$(8,169)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,360	$3,194	$6,554
Corporate Bonds & Notes
Banking & Finance	0	128,533	622	129,155
Industrials	800	66,240	22,251	89,291
Utilities	0	44,995	0	44,995
U.S. Government Agencies	0	370,978	0	370,978
U.S. Treasury Obligations	0	1,013,655	0	1,013,655
Non-Agency Mortgage-Backed Securities	0	76,544	1,097	77,641
Asset-Backed Securities
Automobile Sequential	0	45,698	0	45,698
CMBS Other	0	15,884	0	15,884
Home Equity Other	0	13,932	0	13,932
Whole Loan Collateral	0	6,049	0	6,049
Other ABS	0	55,609	1,174	56,783
Sovereign Issues	3,700	170,783	0	174,483
Short-Term Instruments
Commercial Paper	0	1,499	0	1,499
U.S. Treasury Bills	0	450	0	450

	$4,500	$2,014,209	$28,338	$2,047,047

Investments in Affiliates, at Value
Mutual Funds	67,668	0	0	67,668

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2	$0	$0	$2

	$67,670	$0	$0	$67,670

Total Investments	$72,170	$2,014,209	$28,338	$2,114,717

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(40,604)	$0	$(40,604)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	267	1,839	0	2,106
Over the counter	0	3,523	0	3,523

	$267	$5,362	$0	$5,629

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(288)	0	(325)
Over the counter	0	(8,767)	0	(8,767)

	$(37)	$(9,055)	$0	$(9,092)

Total Financial Derivative Instruments	$230	$(3,693)	$0	$(3,463)

Totals	$72,400	$1,969,912	$28,338	$2,070,650

162	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,158	$0	$0	$0	$0	$36	$0	$0	$3,194	$36
Corporate Bonds & Notes
Banking & Finance	603	600	(600)	0	0	19	0	0	622	22
Industrials	0	22,200	0	0	0	51	0	0	22,251	51
Non-Agency Mortgage-Backed Securities	0	1,097	0	0	0	0	0	0	1,097	0
Asset-Backed Securities
Other ABS	6,163	1,170	(910)	0	62	458	0	(5,769)	1,174	4

Totals	$9,924	$25,067	$(1,510)	$0	$62	$564	$0	$(5,769)	$28,338	$113

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,542	Discounted Cash Flow	Discount Rate	4.070-6.010	5.585
	1,652	Indicative Market Quotation	Broker Quote	101.750	—
Corporate Bonds & Notes
Banking & Finance	622	Discounted Cash Flow	Discount Rate	4.850	—
Industrials	2,040	Discounted Cash Flow	Discount Rate	4.437-4.900	4.669
	1,711	Proxy Pricing	Base Price	100.000	—
	18,500	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	1,097	Recent Transaction	Purchase Price	99.750	—
Asset-Backed Securities
Other ABS	1,174	Recent Transaction	Purchase Price	100.000	—

Total	$28,338

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	163

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 208.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Project Flash
TBD% (TSFR1M + 2.500%) due 01/09/2030 «~µ	$6,870	$6,810

Project Nova
7.250% (PRIME) due 08/31/2026 «~	2,800	2,800

Total Loan Participations and Assignments (Cost $9,640)		9,610

CORPORATE BONDS & NOTES 1.2%

BANKING & FINANCE 0.2%

Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.879% (US0003M + 0.580%) due 03/23/2035 ~	2,717	2,513

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.388% (US0003M + 0.350%) due 03/22/2038 ~	1,183	1,127

Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.599% (US0003M + 0.300%) due 03/22/2037 ~	197	185

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.599% (US0003M + 0.300%) due 09/22/2037 ~	1,701	1,574

SBA Tower Trust
1.840% due 04/15/2027	17,600	16,818

		22,217

INDUSTRIALS 1.0%

Beignet
6.850% due 06/01/2049 «(c)	125,580	125,580

Crown Castle Towers LLC
4.241% due 07/15/2048	500	494

Times Square Hotel Trust
8.528% due 08/01/2026	471	473

		126,547

Total Corporate Bonds & Notes (Cost $147,903)		148,764

MUNICIPAL BONDS & NOTES 0.0%

MICHIGAN 0.0%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	4,574	3,604

Total Municipal Bonds & Notes (Cost $3,499)		3,604

U.S. GOVERNMENT AGENCIES 144.9%

Federal Home Loan Mortgage Corp.
3.000% due 02/01/2040 - 06/01/2050 (g)	63,665	58,030
3.000% due 11/01/2049 - 10/01/2051	9,055	8,082
3.500% due 01/01/2038 - 10/01/2049	1,714	1,606
3.500% due 02/01/2047 - 02/01/2051 (g)	52,101	48,217
4.000% due 06/01/2039 - 07/01/2049	12,641	12,271
4.000% due 05/01/2045 - 05/01/2048 (g)	56,200	54,186
4.190% due 05/01/2030 (g)	20,500	20,323
4.500% due 08/01/2030 - 11/01/2054	3,012	2,970
4.500% due 12/01/2041 - 12/01/2054 (g)	10,849	10,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.950% due 01/01/2030 (g)	$10,710	$10,880
5.000% due 03/01/2049 - 03/01/2054 (g)	37,538	37,798
5.000% due 10/01/2052 - 09/01/2053	7,192	7,211
5.500% due 03/01/2037 - 09/01/2055	56,976	58,151
5.500% due 04/01/2054 - 09/01/2055 (g)	187,931	190,976
6.000% due 03/01/2045 - 05/01/2055	38,832	40,182
6.000% due 05/01/2045 - 05/01/2055 (g)	637,894	662,169
6.500% due 05/01/2045 - 08/01/2055 (g)	218,313	229,145
6.500% due 09/01/2053 - 09/01/2055	124,827	131,127
7.000% due 03/01/2039 - 08/01/2054	749	787
7.000% due 06/01/2054 (g)	2,215	2,336

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.046% due 04/25/2034 ~(a)	132,155	6,883
2.872% due 07/25/2054 ~	33,641	32,012
4.224% due 10/25/2046 ~	1,026	1,018
4.228% due 10/25/2034 ~	69,498	68,746
4.660% due 01/25/2031	27,615	28,020
5.007% due 09/25/2030 ~	12,865	13,217
5.430% due 06/25/2031 ~	9,387	9,803
7.043% due 12/25/2047 ~	93	93

Federal Home Loan Mortgage Corp. REMICS
0.000% due 10/15/2026 - 08/15/2057 (b)(e)	11,818	9,242
0.000% due 01/15/2033 - 08/15/2045 •	21,826	18,318
0.000% due 07/15/2047 - 03/25/2052 •(a)	136,778	4,616
0.013% due 08/15/2040 •(a)	838	37
0.016% due 01/15/2043 •	1,889	1,051
0.024% due 12/15/2042 •	1,145	920
0.036% due 11/15/2042 •	297	163
0.196% due 03/15/2045 •	202	135
0.347% due 05/15/2035 •	202	205
0.513% due 04/15/2042 •(a)	1,238	98
0.760% due 09/15/2041 •	478	339
0.927% due 01/15/2041 •	525	491
0.944% due 09/25/2054 •(a)	47,764	3,634
1.000% due 02/15/2041 •	77	67
1.044% due 11/25/2054 •(a)	75,356	5,168
1.250% due 01/15/2028	2,692	2,624
1.319% due 08/15/2048 ~(a)	41,264	1,599
1.367% due 03/15/2050 ~(a)	25,167	1,112
1.375% due 12/15/2027	1,696	1,655
1.376% due 12/15/2050 ~(a)	41,386	1,810
1.500% due 02/15/2028	4,535	4,427
1.513% due 10/15/2036 - 08/15/2042 •(a)	16,230	1,799
1.529% due 04/25/2048 - 11/25/2049 •(a)	20,583	2,797
1.563% due 08/15/2041 - 11/15/2043 •(a)	3,587	457
1.579% due 04/25/2049 - 06/25/2050 •(a)	60,004	8,420
1.613% due 12/15/2042 - 02/15/2044 •(a)	7,087	1,035
1.629% due 06/25/2050 - 08/25/2050 •(a)	33,772	4,509
1.640% due 10/15/2037 ~(a)	183	9
1.644% due 10/25/2054 •(a)	90,117	8,920
1.646% due 10/15/2037 ~(a)	147	7
1.663% due 11/15/2042 - 10/15/2048 •(a)	21,804	2,799
1.679% due 05/25/2050 - 06/25/2050 •(a)	21,039	2,752
1.713% due 01/15/2033 - 06/15/2048 •(a)	13,905	1,610
1.729% due 07/25/2050 •(a)	22,599	3,347
1.750% due 10/15/2032	1,548	1,455
1.755% due 03/15/2037 ~(a)	174	10
1.774% due 05/15/2037 ~(a)	121	7
1.790% due 10/15/2038 ~(a)	2,114	119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.815% due 01/15/2038 ~(a)	$1,510	$78
1.887% due 11/15/2036 ~(a)	472	28
1.931% due 08/15/2041 ~(a)	151	8
1.936% due 02/15/2038 ~(a)	303	16
1.941% due 11/15/2038 ~(a)	500	28
1.943% due 02/15/2037 •(a)	273	25
1.944% due 12/25/2050 •(a)	6,668	1,067
1.963% due 04/15/2032 •(a)	618	33
2.000% due 04/25/2031 - 04/25/2051 (a)	345,157	41,889
2.000% due 07/15/2041	588	558
2.012% due 10/15/2041 ~(a)	317	18
2.019% due 06/15/2038 ~(a)	389	24
2.056% due 04/15/2047 •(a)	6,007	501
2.079% due 08/15/2047 ~(a)	8,090	832
2.111% due 12/15/2046 ~(a)	35,988	3,004
2.113% due 01/15/2041 •(a)	216	22
2.163% due 02/15/2032 - 03/15/2035 •(a)	128	8
2.190% due 08/15/2036 ~(a)	193	13
2.213% due 09/15/2035 - 07/15/2042 •(a)	1,082	164
2.250% due 05/15/2040	4,655	4,517
2.263% due 03/15/2037 •(a)	324	31
2.500% due 09/15/2027 - 12/25/2051 (a)	349,794	50,676
3.000% due 05/15/2027 - 02/25/2052 (a)	601,562	100,618
3.298% due 09/17/2032 •	1	1
3.500% due 02/15/2041 - 04/15/2054	10,866	8,797
3.500% due 02/25/2041 - 03/25/2052 (a)	321,593	56,613
3.513% due 06/15/2031 •(a)	46	4
3.851% due 06/15/2042 •	564	550
4.000% due 02/15/2031 - 08/15/2042	2,232	2,080
4.000% due 03/15/2042 - 06/25/2051 (a)	104,862	23,019
4.000% due 03/25/2052 •	6,557	5,985
4.027% due 05/15/2033 •	3	3
4.500% due 12/15/2033 - 11/15/2040	486	488
4.500% due 07/15/2042 - 10/25/2051 (a)	152,447	35,873
4.717% due 05/15/2033 •	5	6
4.787% due 08/15/2047 •	1,554	1,505
4.810% due 10/15/2038 •	1,583	1,563
4.887% due 09/15/2042 - 08/15/2057 •	24,262	23,332
4.937% due 10/15/2033 •	97	102
4.987% due 03/15/2044 •	1,356	1,343
5.000% due 05/25/2048 - 10/25/2054 (a)	77,381	16,370
5.037% due 11/15/2040 •	1,403	1,393
5.156% due 10/25/2052 •	59,798	59,487
5.245% due 04/15/2049 - 12/15/2050 •	6,114	6,105
5.326% due 08/25/2054 •	22,929	23,037
5.336% due 02/25/2055 •	17,784	17,873
5.345% due 08/15/2048 •	12,337	12,423
5.356% due 09/25/2054 - 02/25/2055 •	79,332	79,643
5.456% due 10/25/2054 - 11/25/2054 •	115,815	115,673
5.500% due 02/15/2033 - 05/15/2036	195	202
5.500% due 05/15/2041 •	19	20
5.506% due 12/25/2054 •	7,816	7,841
5.556% due 12/25/2054 - 08/25/2055 •	12,190	12,255
5.606% due 11/25/2052 •	49,591	49,594
5.656% due 11/25/2054 •	143,784	143,993
5.806% due 02/25/2055 •	26,859	27,115
6.000% due 07/15/2035	669	723
6.000% due 03/15/2044 (a)	356	63
6.063% due 11/15/2034 •	4	5

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250% due 08/25/2059 - 11/25/2059 ~	11,418	11,006

164	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 02/25/2059 ~	$28,500	$27,150

Federal Home Loan Mortgage Corp. STACR REMICS Trust
6.006% due 01/25/2034 •	634	636
7.256% due 04/25/2042 •	10,900	11,220

Federal Home Loan Mortgage Corp. STRIPS
0.000% due 06/01/2026 - 12/15/2036 (b)(e)	745	672
1.403% due 09/15/2043 •(a)	7,090	759
1.563% due 09/15/2044 •(a)	2,156	233
1.962% due 02/15/2038 ~(a)	7,644	403
2.000% due 06/25/2051 - 06/25/2052 (a)	580,434	74,726
2.500% due 01/25/2051 - 10/15/2052 (a)	242,883	37,135
3.000% due 12/15/2032 - 10/15/2052 (a)	158,939	26,506
3.000% due 05/15/2034 ~(a)	245	12
3.082% due 12/15/2027 ~(a)	103	2
3.500% due 01/15/2043 - 10/15/2052 (a)	102,871	18,439
3.500% due 10/15/2047 ~(a)	620	109
4.000% due 12/15/2043 - 06/15/2050 (a)	25,115	4,528
4.000% due 05/15/2049 ~(a)	368	52
5.000% due 09/15/2046 ~(a)	504	78
5.000% due 11/15/2052 - 05/25/2054 (a)	274,936	59,369

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.844% due 12/25/2036 •	17,856	14,904

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,323	2,026
3.500% due 12/25/2046	1,667	1,481

Federal National Mortgage Association
2.100% due 01/01/2047 •	100	98
2.500% due 01/01/2033	819	781
2.500% due 01/01/2033 (g)	3,980	3,797
3.000% due 01/01/2038 - 07/01/2060 (g)	344,467	306,852
3.000% due 04/01/2038 - 06/01/2051	7,495	6,781
3.020% due 03/01/2028 (g)	6,617	6,474
3.279% due 05/01/2047 •	506	507
3.290% due 04/01/2027 - 03/01/2028 (g)	70,774	69,951
3.430% due 05/01/2028 (g)	9,728	9,609
3.430% due 03/01/2033	958	896
3.500% due 10/01/2034 - 06/01/2051 (g)	97,015	90,939
3.500% due 03/01/2038 - 04/01/2050	4,424	4,161
3.575% due 02/01/2026 (g)	12,198	12,148
3.725% due 06/01/2048 •	129	127
3.975% due 06/01/2048 •	108	107
4.000% due 06/01/2033 - 07/01/2053	72,451	70,187
4.000% due 04/01/2037 - 05/01/2049 (g)	143,070	138,890
4.140% due 04/01/2028 (g)	10,531	10,570
4.300% due 12/01/2029 (g)	10,022	10,114
4.320% due 06/01/2028	5,482	5,529
4.374% due 02/01/2028 ~(g)	24,968	25,042
4.385% due 04/01/2033 (g)	11,208	11,201
4.400% due 12/01/2029 (g)	24,839	25,130
4.440% due 06/01/2033 (g)	12,320	12,345
4.490% due 10/01/2030	1,747	1,770
4.490% due 04/01/2033 - 05/01/2033 (g)	11,905	11,988
4.500% due 06/01/2030 - 01/01/2055	8,878	8,810
4.500% due 11/01/2032 - 04/01/2059 (g)	90,810	90,219
4.530% due 06/01/2033	3,168	3,204
4.550% due 05/01/2028	1,272	1,291
4.560% due 12/01/2029 (g)	4,997	5,080
4.580% due 08/01/2033 (g)	7,368	7,471
4.590% due 06/01/2033 (g)	24,223	24,509
4.640% due 09/01/2028 (g)	4,884	4,966

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.700% due 04/01/2033 (g)	$18,493	$18,649
4.740% due 05/01/2033	2,134	2,183
4.815% due 09/01/2028 (g)	14,232	14,545
4.840% due 07/01/2033	1,500	1,545
4.880% due 09/01/2028 (g)	23,455	24,019
4.900% due 10/01/2028 (g)	3,053	3,125
4.990% due 03/01/2031 (g)	7,862	8,075
5.000% due 11/01/2033 - 08/01/2054	9,221	9,289
5.000% due 04/01/2043 - 02/01/2049 (g)	12,022	12,191
5.110% due 08/01/2033	1,073	1,117
5.170% due 05/01/2031	2,820	2,939
5.200% due 10/01/2030 (g)	3,970	4,135
5.230% due 10/01/2028 (g)	8,806	9,093
5.500% due 11/01/2036 - 08/01/2055	15,742	16,073
5.500% due 05/01/2053 - 01/01/2055 (g)	81,641	83,399
5.570% due 10/01/2028 (g)	3,704	3,802
5.590% due 10/01/2031	2,215	2,353
5.610% due 10/01/2028	4,067	4,179
5.810% due 06/01/2031 (g)	65,600	68,296
5.910% due 10/01/2028	909	952
6.000% due 04/01/2044 - 05/01/2055	36,141	37,313
6.000% due 12/01/2052 - 06/01/2055 (g)	622,178	644,027
6.143% due 12/01/2034 •(g)	92	93
6.175% due 06/01/2035 •	7	8
6.358% due 12/01/2048 •(g)	379	392
6.415% due 08/01/2049 •(g)	1,362	1,416
6.437% due 01/01/2035 •(g)	165	171
6.447% due 09/01/2043 •(g)	517	535
6.500% due 05/01/2045 - 09/01/2055 (g)	248,804	260,322
6.500% due 04/01/2053 - 09/01/2055	118,105	124,072
6.562% due 01/01/2035 •	79	81
7.000% due 06/01/2054 - 07/01/2054	1,648	1,735

Federal National Mortgage Association Connecticut Avenue Securities Trust
7.106% due 05/25/2042 •	863	884
7.456% due 03/25/2042 •	3,750	3,855

Federal National Mortgage Association Grantor Trust
5.349% due 08/25/2043 ~	13	13

Federal National Mortgage Association Interest STRIPS
0.000% due 01/25/2033 - 10/25/2040 (b)(e)	634	536
1.500% due 04/25/2037 - 01/25/2052 (a)	52,430	3,191
2.000% due 07/25/2037 - 08/25/2052 (a)	398,244	47,293
2.500% due 06/25/2052 - 08/25/2052 (a)	81,827	13,089
3.000% due 02/25/2028 - 08/25/2052 (a)	110,660	18,222
3.500% due 08/25/2043 - 11/25/2048 (a)	41,249	7,396
4.000% due 10/25/2053 (a)	44,186	9,480
5.000% due 08/25/2053 - 05/25/2055 (a)	339,623	73,384
5.500% due 02/25/2029 - 05/25/2055 (a)	100,132	22,594
5.500% due 01/25/2032 ~(a)	54	4
6.000% due 04/25/2032 - 05/25/2055 (a)	97,190	21,429
6.500% due 04/25/2038 (a)	165	37

Federal National Mortgage Association REMICS
0.000% due 01/25/2033 - 05/25/2051 •	14,991	9,990
0.000% due 10/25/2033 - 05/25/2048 (b)(e)	11,401	8,610
0.000% due 06/25/2043 - 02/25/2052 •(a)	563,244	3,200
0.035% due 03/25/2043 •	8,723	7,406
0.053% due 12/25/2042 - 10/25/2043 •	2,644	2,147
0.200% due 02/25/2043 •(a)	2,942	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.281% due 01/25/2044 ~(a)	$980	$7
0.335% due 03/25/2033 •	10,069	9,309
0.529% due 06/25/2050 •(a)	7,913	683
0.530% due 03/25/2047 •	256	177
0.860% due 11/25/2041 •	751	548
0.894% due 09/25/2054 •(a)	88,602	6,508
1.129% due 06/25/2044 •(a)	2,301	241
1.159% due 06/25/2043 •	1,953	1,636
1.268% due 12/25/2050 ~(a)	49,903	2,579
1.400% due 06/25/2028	3,696	3,589
1.415% due 01/25/2051 ~(a)	90,612	4,131
1.446% due 07/25/2044 ~(a)	518	21
1.465% due 10/25/2046 ~(a)	194	9
1.479% due 10/25/2043 - 01/25/2050 •(a)	11,008	1,720
1.489% due 12/25/2036 •(a)	265	20
1.500% due 02/25/2028 - 04/25/2028	7,336	7,160
1.500% due 11/25/2035 - 08/25/2037 (a)	340,495	17,329
1.507% due 08/25/2033 •	285	270
1.529% due 05/25/2046 - 11/25/2049 •(a)	66,217	8,637
1.549% due 09/25/2049 •(a)	3,710	471
1.575% due 04/25/2046 ~(a)	508	25
1.579% due 10/25/2042 - 07/25/2059 •(a)	56,235	6,786
1.595% due 07/25/2052 ~(a)	534	27
1.625% due 07/25/2045 ~(a)	11,792	690
1.629% due 06/25/2037 - 07/25/2050 •(a)	49,988	6,782
1.656% due 03/25/2060 ~(a)	10,196	702
1.666% due 07/25/2044 ~(a)	730	45
1.673% due 09/25/2045 ~(a)	393	16
1.679% due 09/25/2041 - 01/25/2049 •(a)	18,335	2,161
1.698% due 04/25/2055 ~(a)	857	43
1.729% due 11/25/2044 - 05/25/2048 •(a)	22,941	3,207
1.729% due 05/25/2048 •	4,676	3,827
1.734% due 03/25/2045 ~(a)	1,138	64
1.737% due 06/25/2048 ~	1,761	218
1.744% due 08/25/2054 ~(a)	368	20
1.744% due 10/25/2054 •(a)	38,343	4,194
1.745% due 01/25/2045 ~(a)	445	25
1.779% due 08/25/2041 - 02/25/2043 •(a)	10,331	890
1.873% due 06/25/2052 ~(a)	11,229	813
1.897% due 08/25/2044 ~(a)	444	31
1.952% due 02/25/2062 ~(a)	15,938	1,280
1.959% due 03/25/2042 •(a)	715	117
1.980% due 08/25/2055 ~(a)	529	30
2.000% due 07/25/2041 - 12/25/2042	252	208
2.000% due 10/25/2050 - 07/25/2052 (a)	315,983	40,756
2.027% due 09/25/2061 ~(a)	6,049	499
2.129% due 09/25/2040 - 09/25/2042 •(a)	3,439	545
2.179% due 05/25/2036 •(a)	610	76
2.229% due 10/25/2026 - 08/25/2040 •(a)	43	0
2.279% due 09/25/2039 •(a)	47	5
2.316% due 01/25/2041 •	1,777	1,825
2.329% due 12/25/2032 - 11/25/2036 •(a)	1,144	137
2.429% due 04/25/2038 •(a)	245	23
2.500% due 12/25/2027 - 10/25/2052 (a)	923,803	137,036
2.500% due 01/25/2034	2,820	2,777
2.629% due 10/25/2034 •(a)	334	14
2.744% due 09/25/2054 •(a)	59,143	5,023
3.000% due 11/25/2027 - 10/25/2052 (a)	554,199	88,842
3.000% due 06/25/2033 - 05/25/2048	4,095	3,731
3.229% due 08/25/2034 •(a)	118	7
3.500% due 10/25/2027 - 04/25/2053 (a)	266,093	47,843
3.500% due 05/25/2039 - 10/25/2042	1,372	1,297

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	165

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.625% due 05/25/2039	$2,701	$2,690
3.719% due 03/25/2040 •	57	57
3.750% due 05/25/2033 - 01/25/2044	19	18
4.000% due 01/25/2033 - 03/25/2053 (a)	179,959	36,457
4.000% due 11/25/2040 - 05/25/2050	9,017	7,664
4.500% due 03/25/2040	14	14
4.500% due 11/25/2044 - 09/25/2053 (a)	134,150	30,428
4.500% due 09/25/2050 •	7,210	6,779
4.656% due 11/25/2050 •	2,546	2,423
4.771% due 12/25/2047 •	31,983	31,118
4.810% due 08/25/2044 •	1,292	1,279
4.821% due 09/25/2044 •	3,208	3,145
4.860% due 03/25/2049 •	421	418
4.871% due 03/25/2042 - 05/25/2045 •	2,766	2,702
4.900% due 12/25/2046 •	818	812
4.910% due 09/25/2046 - 11/25/2059 •	2,598	2,571
4.916% due 02/25/2037 •	135	134
4.921% due 09/25/2049 - 07/25/2059 •	5,333	5,205
4.941% due 07/25/2049 •	3,371	3,291
5.000% due 04/25/2035 - 07/25/2040	130	128
5.000% due 10/25/2054 (a)	40,908	8,778
5.021% due 12/25/2040 •	536	533
5.110% due 05/25/2050 •	1,807	1,803
5.125% due 12/25/2047 •	2,155	2,156
5.145% due 01/25/2051 •	8,285	8,304
5.156% due 06/25/2055 •	39,143	38,909
5.245% due 12/25/2050 •	1,857	1,853
5.311% due 04/25/2048 •	987	994
5.321% due 07/25/2038 •	74	74
5.326% due 08/25/2054 •	4,838	4,861
5.356% due 01/25/2054 •	71,232	71,621
5.456% due 11/25/2054 •	142,424	142,423
5.500% due 12/25/2034 - 06/25/2036	866	894
5.556% due 12/25/2054 •	5,031	5,056
5.606% due 11/25/2052 •	79,295	79,032
5.756% due 02/25/2055 •	2,563	2,578
5.906% due 06/25/2055 •	18,974	19,212
6.000% due 02/25/2034	49	51
7.000% due 11/25/2039 - 03/25/2049	70	73
7.638% due 12/25/2036 •	23	25

Federal National Mortgage Association REMICS Trust
0.000% due 07/25/2044 ~(a)	14,900	189
1.527% due 10/25/2046 ~(a)	3,612	134
1.979% due 09/25/2037 •(a)	1,354	86
5.183% due 05/25/2042 ~	13	13

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	9,734	567
6.300% due 06/25/2031 ~	11	11

Government National Mortgage Association
0.000% due 04/16/2053 ~(a)	204	0
0.023% due 08/16/2048 ~(a)	1,730	0
0.300% due 05/16/2050 ~(a)	613	1
1.814% due 05/16/2053 ~(a)	44	1
3.000% due 09/20/2046 - 10/20/2051	2,527	2,277
3.000% due 11/20/2046 - 02/20/2053 (g)	50,066	45,060
3.500% due 03/20/2042 - 02/20/2053	17,663	16,281
3.500% due 10/20/2047 - 12/20/2052 (g)	219,556	201,341
4.000% due 07/20/2039 - 04/20/2055	3,833	3,671
4.000% due 01/20/2045 - 07/15/2048 (g)	4,562	4,419
4.500% due 09/15/2038 - 08/20/2048 (g)	57,876	57,852
4.500% due 07/20/2039 - 09/20/2048	3,802	3,751
4.625% due 08/20/2045 •(g)	379	387
4.750% due 10/20/2044 •(g)	490	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/20/2034 - 01/20/2049	$680	$680
5.000% due 06/20/2049 (g)	6,631	6,756
5.389% due 08/20/2054 •	324	325
5.500% due 02/20/2034 - 04/20/2040	33	33
5.500% due 12/20/2038 - 01/20/2039 (g)	52	52
6.000% due 07/20/2038 - 06/20/2041	180	192
6.500% due 03/15/2035 (g)	225	233
6.500% due 01/20/2055	500	514

Government National Mortgage Association REMICS
0.000% due 03/20/2035 - 06/16/2043 (b)(e)	3,330	2,905
0.000% due 06/20/2045 - 09/20/2045 •	2,078	1,584
0.000% due 10/20/2047 - 02/20/2049 •(a)	34,231	778
0.113% due 11/20/2046 ~(a)	3,261	191
0.137% due 12/20/2042 ~	284	235
0.183% due 06/20/2046 ~(a)	1,797	74
0.221% due 09/20/2045 ~(a)	1,078	48
0.256% due 08/20/2045 ~(a)	479	20
0.259% due 06/20/2043 ~(a)	2,045	107
0.301% due 10/20/2046 ~(a)	2,913	149
0.315% due 12/20/2045 ~(a)	666	32
0.320% due 01/20/2047 ~(a)	3,336	186
0.322% due 07/20/2046 ~(a)	3,263	190
0.325% due 08/20/2047 ~(a)	2,768	130
0.341% due 11/20/2045 ~(a)	740	36
0.356% due 05/20/2047 ~(a)	4,944	262
0.432% due 11/20/2046 ~(a)	254	20
0.455% due 05/20/2040 ~(a)	3,001	133
0.492% due 07/20/2041 ~(a)	945	52
0.573% due 04/20/2043 ~(a)	4,784	293
0.807% due 06/20/2042 ~(a)	746	42
0.857% due 06/20/2042 ~(a)	704	32
1.100% due 12/20/2040 •	794	760
1.211% due 11/20/2046 •	25	23
1.290% due 05/20/2049 •(a)	3,916	339
1.300% due 09/20/2043 •(a)	735	16
1.300% due 01/20/2044 •	967	522
1.789% due 06/16/2039 •(a)	597	36
1.800% due 04/20/2046 - 09/20/2049 •(a)	34,353	4,211
1.839% due 11/16/2034 •(a)	202	1
1.850% due 01/20/2035 - 12/20/2048 •(a)	5,506	472
1.870% due 12/20/2035 •(a)	7,867	230
1.939% due 03/16/2035 •(a)	761	2
1.950% due 09/20/2048 •(a)	1,274	186
2.000% due 04/20/2048 •	4,502	4,400
2.000% due 01/20/2051 (a)	19,035	2,153
2.189% due 02/16/2040 •(a)	1,208	94
2.450% due 05/20/2041 •(a)	646	54
2.500% due 09/20/2050 (a)	3,234	93
3.000% due 02/20/2043 - 06/20/2046 (a)	2,169	121
3.000% due 08/20/2051 - 11/20/2067	11,622	9,183
3.500% due 11/20/2042 - 09/20/2046 (a)	5,839	926
3.500% due 02/20/2043 - 12/20/2068	34,524	25,441
3.500% due 01/20/2069 ~	1,107	1,073
4.000% due 10/16/2044 (a)	704	82
4.380% due 10/20/2045 •	346	366
4.500% due 03/20/2041 •	318	313
4.500% due 12/16/2041 - 05/20/2043 (a)	804	114
4.689% due 09/20/2073 •	3,262	3,246
4.700% due 02/20/2049 •	1,055	1,031
4.766% due 05/20/2068 •	257	256
4.827% due 08/20/2067 •	146	146
4.866% due 11/20/2070 •	4,611	4,533
4.889% due 03/20/2073 •	33,454	32,986
4.914% due 03/20/2068 •	255	255
4.916% due 11/20/2060 - 11/20/2070 •	8,802	8,719
4.927% due 08/20/2068 •	3,218	3,231
4.944% due 02/20/2068 •	644	647
4.966% due 03/20/2061 - 07/20/2067 •	109	109
4.981% due 10/20/2062 •	29	29
4.986% due 08/20/2062 •	86	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 05/16/2043 (a)	$442	$60
5.006% due 07/20/2063 •	73	73
5.039% due 02/20/2074 - 05/20/2074 •	3,616	3,615
5.066% due 08/20/2065 - 10/20/2069 •	1,323	1,321
5.079% due 02/20/2053 •	59,327	58,992
5.089% due 02/20/2053 - 02/20/2074 •	17,376	17,307
5.126% due 12/20/2065 •	178	179
5.139% due 02/20/2053 - 03/20/2071 •	33,804	33,682
5.149% due 11/20/2074 •	969	967
5.161% due 07/20/2066 •	106	107
5.163% due 10/20/2067 •	524	527
5.164% due 03/20/2069 •	261	263
5.166% due 04/20/2062 •	502	505
5.179% due 02/20/2073 - 04/20/2074 •	23,680	23,638
5.189% due 03/20/2071 - 04/20/2073 •	58,529	58,566
5.209% due 12/20/2071 •	2,294	2,294
5.216% due 11/20/2065 - 02/20/2067 •	3,330	3,337
5.239% due 05/20/2074 - 07/20/2074 •	23,133	23,158
5.249% due 03/20/2073 •	33,103	33,237
5.259% due 01/20/2073 •	1,543	1,550
5.266% due 07/20/2066 •	54	54
5.269% due 02/20/2073 - 03/20/2073 •	20,467	20,565
5.289% due 01/20/2073 - 07/20/2074 •	291,284	292,727
5.298% due 02/20/2069 •	975	985
5.319% due 01/20/2074 - 08/20/2074 •	35,187	35,364
5.339% due 09/20/2073 - 10/20/2073 •	49,175	49,551
5.349% due 08/20/2073 •	13,946	14,069
5.359% due 08/20/2073 •	23,063	23,288
5.366% due 09/20/2069 •	493	495
5.369% due 09/20/2073 •	10,205	10,309
5.389% due 06/20/2055 - 12/20/2073 •	146,298	147,063
5.489% due 03/20/2073 - 06/20/2073 •	177,321	179,502
5.509% due 08/20/2073 •	7,266	7,343
5.539% due 05/20/2073 •	4,241	4,291
5.616% due 05/20/2070 •	451	458
5.889% due 03/20/2071 - 08/20/2071 •	13,165	13,461

Government National Mortgage Association, TBA
2.000% due 11/01/2055	68,100	56,314
2.500% due 11/01/2055	67,200	57,868
3.000% due 10/01/2055 - 11/01/2055	1,151,165	1,027,818
3.500% due 10/01/2055 - 11/01/2055	108,346	98,790
4.000% due 10/01/2055 - 11/01/2055	616,200	579,420
4.500% due 10/01/2055 - 11/01/2055	765,816	742,435
5.000% due 10/01/2055 - 11/01/2055	445,500	442,972
5.500% due 10/01/2055 - 11/01/2055	58,000	58,415
6.000% due 10/01/2055 - 11/01/2055	39,500	40,178
6.500% due 10/01/2055 - 11/01/2055	380,100	390,418

Seasoned Loans Structured Transaction Trust
5.326% due 05/25/2034 •	40,048	40,595

Uniform Mortgage-Backed Security, TBA
3.500% due 10/01/2040	16,100	15,600
4.000% due 10/01/2040	74,600	73,379
4.500% due 10/01/2040 - 11/01/2055	1,190,350	1,155,354
5.000% due 10/01/2040 - 12/01/2055	2,482,780	2,462,174
5.500% due 10/01/2040	38,000	38,840

166	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 10/01/2055 - 12/01/2055		$763,336	$779,667
6.500% due 11/01/2055		1,466,638	1,516,688
7.000% due 11/01/2055		411,600	430,996

Total U.S. Government Agencies (Cost $18,386,464)			18,154,160

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
2.250% due 08/15/2027 (g)(i)(k)		21,700	21,165

Total U.S. Treasury Obligations (Cost $22,131)			21,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.4%

ACRA Trust
5.608% due 10/25/2064 þ		3,783	3,808

Adjustable Rate Mortgage Trust
5.222% due 09/25/2035 •		1,808	1,708
5.422% due 02/25/2035 •		6,201	5,938

AG Trust
6.166% due 07/15/2041 •		1,521	1,528

American Home Mortgage Assets Trust
3.368% due 01/25/2036 ~		855	542
4.732% due 06/25/2037 •		4,265	4,131
4.852% due 08/25/2037 •		5,196	4,725
5.123% due 10/25/2046 •		6,883	5,771

American Home Mortgage Investment Trust
4.672% due 03/25/2046 •		3,454	3,096
5.292% due 06/25/2045 •		5,304	4,986
6.470% due 06/25/2045 •		1	1

Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	11,720
4.800% due 11/25/2067 þ		7,083	7,052
5.338% due 05/27/2069 þ		2,906	2,920
5.985% due 01/25/2069 þ		746	755
6.197% due 01/25/2069 þ		6,977	7,067
6.500% due 12/25/2067 þ		2,819	2,850

Anthracite Investments Cayman Ltd.
5.678% due 06/20/2041		5,912	0

Ashford Hospitality Trust
5.573% due 04/15/2035 •		8,335	8,336
5.723% due 04/15/2035 •		15,035	15,018
6.423% due 04/15/2035 •		13,939	13,889

ATLX Trust
3.850% due 04/25/2063 þ		4,055	3,914
3.850% due 04/25/2064 þ		181	176

Atrium Hotel Portfolio Trust
6.098% due 12/15/2036 •		8,800	8,597

Avon Finance
4.886% due 12/28/2049 •	GBP	14,014	18,890

BAMLL Commercial Mortgage Securities Trust
6.265% due 09/15/2038 •		$4,000	3,787
7.015% due 09/15/2038 •		5,000	4,627

Banc of America Alternative Loan Trust
2.368% due 06/25/2037 •(a)		246	32
4.632% due 06/25/2037 •		229	166
6.000% due 06/25/2046		1,079	847

Banc of America Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «~		28,565	27,697
3.110% due 08/25/2052 «~		10,000	8,851

Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~		333	329

Banc of America Funding Trust
2.057% due 01/27/2035 •		3,179	3,068
4.483% due 05/26/2037 •		23,168	20,690
4.780% due 02/20/2036 ~		496	448
4.971% due 01/20/2047 ~		102	89
6.000% due 09/25/2036		11	12

Banc of America Mortgage Trust
5.214% due 11/20/2046 ~		42	37
5.891% due 04/25/2035 ~		875	866
6.088% due 06/25/2034 ~		24	23
6.457% due 05/25/2034 ~		12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bayview MSR Opportunity Master Fund Trust
3.000% due 12/25/2051 ~	$3,709	$3,214

Bayview Opportunity Master Fund VI Trust
5.000% due 10/25/2051 •	1,074	1,000

BBCMS Trust
5.639% due 07/15/2037 •	3,300	3,154
6.339% due 07/15/2037 •	7,000	6,539
6.839% due 07/15/2037 •	9,060	7,837

BCAP LLC Trust
3.458% due 01/26/2037 ~	1,928	1,748
4.780% due 02/26/2036 ~	2,535	2,343
5.500% due 04/25/2037	966	388

BCP Trust
5.861% due 06/15/2038 •	5,000	3,194
6.757% due 06/15/2038 •	12,750	4,001

Bear Stearns ALT-A Trust
4.126% due 08/25/2036 ~	4,707	3,133
4.592% due 02/25/2034 •	13	12
4.592% due 08/25/2036 •	3,818	3,289
4.772% due 01/25/2036 •	472	447
4.838% due 09/25/2035 ~	1,046	572
4.850% due 11/25/2035 ~	469	358
5.458% due 04/25/2035 ~	9	9

Bear Stearns ARM Trust
4.250% due 10/25/2036 ~	117	103
4.807% due 03/25/2035 ~	111	102
4.839% due 07/25/2034 ~	28	26
5.702% due 05/25/2037 ~	1,745	1,526
6.373% due 12/25/2046 •	249	210
6.398% due 12/25/2046 •	1,435	1,271

Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~	67	66

Bear Stearns Mortgage Funding Trust
4.732% due 09/25/2046 •	75	70

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~	1,179	836

Beast Mortgage Trust
5.715% due 03/15/2036 •	3,000	1,881
6.215% due 03/15/2036 •	5,590	2,184
6.765% due 03/15/2036 •	32,020	9,604

BINOM Securitization Trust
4.441% due 08/25/2057 ~	20,986	20,464

BWAY Mortgage Trust
6.465% due 09/15/2036 •	6,000	5,302
7.115% due 09/15/2036 •	7,000	6,034

BX Commercial Mortgage Trust
5.185% due 12/15/2038 •	12,948	12,944
5.464% due 04/15/2034 •	2,900	2,815
5.914% due 04/15/2034 •	11,733	11,305

BX Trust
4.770% due 10/15/2036 •	5,000	4,987
4.899% due 04/15/2039 •	6,268	6,260
5.456% due 10/15/2026 •	1,212	1,211
6.095% due 10/15/2026 •	3,232	3,232

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	9,767	9,569
4.000% due 10/25/2054 ~	13,668	13,436

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,486	11,233
3.250% due 08/25/2064 ~	9,225	8,278
3.250% due 09/25/2064 ~	11,719	10,532
3.375% due 12/25/2064 ~	7,628	6,918
3.375% due 04/25/2065 ~	8,640	7,846
5.606% due 05/25/2055 •	7,164	7,155
5.606% due 09/25/2055 •	12,050	12,039
5.656% due 06/25/2055 •	20,686	20,702
5.856% due 04/25/2056 •	35,539	35,799

Chase Mortgage Finance Trust
6.868% due 02/25/2037 ~	3	3

ChaseFlex Trust
4.622% due 02/25/2037 •	4,680	1,119
4.872% due 05/25/2037 •	8,700	7,900
4.952% due 05/25/2037 •	727	699

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.572% due 08/25/2037 •	1,832	1,618

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CHL Mortgage Pass-Through Trust
4.228% due 03/25/2037 ~	$237	$204
4.327% due 02/25/2047 ~	363	332
4.462% due 11/25/2037 ~	822	780
4.484% due 01/25/2036 ~	34	31
4.500% due 05/01/2034	159	154
4.882% due 01/25/2036 ~	823	782
4.932% due 02/25/2035 •	272	258
5.500% due 01/25/2035	139	141
5.750% due 05/25/2037	23	9
5.750% due 06/25/2037	4,100	1,873
5.750% due 07/25/2037	1,269	593
6.000% due 02/25/2037	5,482	2,443
6.000% due 01/25/2038	256	106
6.250% due 09/25/2037	57	34
6.500% due 10/25/2037	9,603	2,692
6.500% due 11/25/2037	4,064	1,330

CHL Reperforming Loan Trust REMICS
4.612% due 01/25/2036 •	82	78
4.757% due 01/25/2034 ~	2,314	2,094
7.500% due 06/25/2035	114	117

CIM Trust
0.500% due 07/01/2051 ~(a)	79,294	2,400
3.250% due 10/25/2058 ~	2,760	2,533
4.500% due 01/25/2063 ~	12,056	11,794
4.750% due 06/25/2064 ~	6,607	6,566
5.000% due 05/25/2062 ~	2,195	2,195
5.000% due 02/25/2099 þ	2,374	2,363
6.639% due 12/25/2067 þ	2,882	2,904

Citigroup Commercial Mortgage Trust
4.242% due 11/10/2051	14,775	14,746

Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	83,959	88,226
0.000% due 09/25/2064 ~	84,528	72,132
0.000% due 02/25/2065 ~	122,001	108,003
0.250% due 09/25/2051 ~(a)	48,221	703
4.316% due 06/27/2037 ~	5,912	5,376
4.732% due 02/20/2036 ~	2,282	2,106
4.857% due 08/25/2035 ~	253	233
5.706% due 07/25/2054 •	8,963	9,010
5.856% due 06/25/2055 •	20,245	20,438
6.000% due 08/25/2037 ~	1,704	587
6.300% due 03/25/2036 •	9	10
6.490% due 05/25/2035 •	2	2

CLNY Trust
6.066% due 11/15/2038 •	5,000	4,882

COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	24,475	24,405
4.736% due 03/25/2067 ~	4,800	4,700
6.393% due 06/25/2069 þ	5,967	6,058

Countrywide Alternative Loan Trust
1.328% due 06/25/2036 •(a)	1,339	162
2.678% due 10/25/2037 •(a)	5,731	793
4.512% due 06/25/2036 •	1,457	1,378
4.552% due 04/25/2047 •	229	212
4.632% due 11/25/2036 •	828	1,120
4.652% due 09/25/2046 •	1,407	1,377
4.661% due 03/25/2047 •	46	36
4.672% due 06/25/2036 •	1,353	549
4.832% due 08/25/2047 •	2,580	2,188
4.890% due 11/20/2035 •	123	118
4.890% due 12/20/2035 •	1,700	1,620
4.972% due 05/25/2036 •	165	67
5.341% due 05/25/2036 ~	894	852
5.500% due 07/25/2035	3,957	2,849
5.553% due 08/25/2035 •	2,507	2,408
5.653% due 09/25/2035 •	461	418
5.750% due 03/25/2034	2,511	2,577
6.000% due 10/25/2034	7,278	7,405
6.000% due 12/25/2034	2,543	2,286
6.000% due 07/25/2036	15,695	6,146
6.000% due 08/25/2036	1,049	1,001
6.000% due 08/25/2036 •	846	808
6.000% due 02/25/2037	3,866	1,467
6.000% due 04/25/2037	12,195	5,456
6.000% due 07/25/2037	12,165	6,231
6.203% due 10/20/2035 •	900	649
6.500% due 12/25/2036	8,003	3,366

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	167

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036		$36	$19

Cross Mortgage Trust
5.129% due 09/25/2069 ~		3,611	3,615
5.549% due 12/25/2069 ~		4,896	4,936
6.093% due 04/25/2069 þ		5,504	5,567
6.147% due 07/25/2069 þ		5,008	5,076
6.272% due 06/25/2069 þ		7,800	7,909
6.615% due 03/25/2068 þ		3,927	3,961

CRSNT Trust
5.474% due 04/15/2036 •		24,753	24,455
5.824% due 04/15/2036 •		10,913	10,755
6.274% due 04/15/2036 •		17,000	16,735

CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 þ		57	8

CSMC Trust
0.938% due 05/25/2066 ~		972	813
2.000% due 01/25/2060		15,261	13,538
2.000% due 01/25/2060 ~		1,205	1,073
2.000% due 10/25/2060 ~		492	448
2.500% due 07/25/2056 ~		1,797	1,497
2.972% due 07/25/2057 ~		6,580	6,193
3.000% due 11/25/2056 ~		5,598	4,862
3.375% due 01/25/2060		1,000	829
3.869% due 02/25/2061 ~		663	660
3.904% due 04/25/2062 ~		2,771	2,674
4.136% due 12/27/2060 ~		19,041	18,978
4.209% due 07/27/2061 ~		20,355	20,276
4.699% due 05/27/2053 ~		1,970	1,775
4.811% due 01/26/2047 ~		2,508	1,260
4.886% due 10/26/2036 ~		430	390
5.735% due 01/15/2049 ~		2,500	526
6.065% due 07/15/2038 •		4,000	3,099
6.250% due 05/26/2048		5,702	4,765
6.565% due 07/15/2038 •		5,000	2,422
6.914% due 06/01/2050 ~		1,953	1,947
7.165% due 07/15/2038 •		10,000	3,345

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,457

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.572% due 03/25/2037 •		795	746
4.572% due 09/25/2047 •		13,090	11,324
4.752% due 01/25/2047 •		5,495	4,849

DOLP Trust
3.704% due 05/10/2041 ~		46,540	38,982

DROP Mortgage Trust
5.964% due 10/15/2043 •		5,500	5,241
6.514% due 10/15/2043 •		7,200	6,580

Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,536
5.522% due 01/26/2060 þ		1,392	1,404
5.655% due 02/25/2060 þ		4,809	4,862

Eurosail-U.K. PLC
4.875% due 09/13/2045 •	GBP	642	842

Extended Stay America Trust
5.644% due 07/15/2038 •		$29,515	29,543
5.964% due 07/15/2038 •		29,683	29,718
6.514% due 07/15/2038 •		33,562	33,612
7.114% due 07/15/2038 •		5,144	5,153

First Horizon Alternative Mortgage Securities Trust
4.104% due 07/25/2036 ~		73	64

First Horizon Mortgage Pass-Through Trust
6.002% due 08/25/2035 ~		60	40
6.359% due 11/25/2035 ~		8	6

GCAT Trust
2.565% due 05/25/2066		9,952	7,490
4.250% due 05/25/2067 ~		3,611	3,462
5.500% due 08/25/2055 «~		49,930	50,350
6.007% due 01/25/2059 þ		2,819	2,846
6.085% due 06/25/2059 þ		3,878	3,927
6.500% due 01/25/2054 ~		6,156	6,289

Global Mortgage Securitization Ltd.
4.542% due 04/25/2032 •		363	354

GMACM Mortgage Loan Trust
7.500% due 05/25/2035 ~		7	7

GreenPoint Mortgage Funding Trust
4.732% due 02/25/2037 •		6,974	6,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grifonas Finance No. 1 PLC
2.344% due 08/28/2039 •	EUR	4,483	$5,115

GS Mortgage Securities Corp. Trust
5.648% due 07/15/2031 •		$11,605	3,656
5.898% due 07/15/2031 •		3,293	692
6.070% due 12/15/2036 •		3,795	3,759

GS Mortgage-Backed Securities Corp. Trust
0.250% due 05/25/2051 ~(a)		15,427	207
2.000% due 12/25/2060 ~		2,770	2,393
2.300% due 07/25/2061 ~		17,128	13,878
3.207% due 07/25/2061 ~		5,664	4,516
4.211% due 07/25/2061 ~		2,039	1,661

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(e)		53	52
0.000% due 07/25/2064 (b)(e)		168	165
0.000% due 08/25/2065 (b)(e)		698	666
0.000% due 08/25/2071 ~		879	730
0.500% due 01/25/2053 ~(a)		33,623	1,076
2.441% due 08/25/2071 ~		91,318	86,607
3.185% due 01/25/2064 ~		99,308	83,600
3.625% due 01/25/2059 ~		18,306	17,946
3.645% due 07/25/2064 ~		104,160	89,918
3.750% due 10/25/2057		1,019	1,001
3.900% due 09/25/2061 þ		6,791	6,650
3.992% due 07/25/2064 ~		103,801	93,652
4.100% due 07/25/2065 þ		10,694	10,423
4.440% due 08/25/2065 ~		131,637	121,161
5.698% due 11/25/2054 •		4,455	4,467
5.875% due 04/25/2065 ~		95,012	99,000

GSMPS Mortgage Loan Trust
4.143% due 03/25/2035 ~		2,180	2,120
4.273% due 01/25/2036 ~		1,889	1,703
4.622% due 01/25/2036 •		419	339
4.672% due 04/25/2036 •		4,036	3,487

GSMSC Resecuritization Trust
4.009% due 06/26/2037 ~		3,205	2,909

GSR Mortgage Loan Trust
6.250% due 08/25/2036		669	185

HarborView Mortgage Loan Trust
4.628% due 01/19/2038 •		10,581	9,357
4.658% due 12/19/2036 •		3,743	2,967
4.668% due 11/19/2036 •		1,694	1,579
4.868% due 08/19/2045 •		17	16
5.932% due 04/19/2034 ~		56	52
6.053% due 09/19/2035 •		2,140	1,544
6.153% due 10/19/2035 •		16,824	7,883

Hilton USA Trust
2.828% due 11/05/2035		1,000	838

Homestar Mortgage Acceptance Corp.
5.067% due 03/25/2034 •		895	913

HSI Asset Loan Obligation Trust
2.358% due 12/25/2036 •(a)		726	73
4.642% due 12/25/2036 •		742	141

Hundred Acre Wood Trust
5.000% due 12/25/2051 •		6,499	6,071

Impac Secured Assets Trust
4.832% due 08/25/2036 •		1,160	1,030
4.972% due 05/25/2036 •		7	7

IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043		1,095	1,072

IndyMac IMSC Mortgage Loan Trust
3.839% due 06/25/2037 ~		9,894	5,980

IndyMac INDX Mortgage Loan Trust
3.615% due 09/25/2036 ~		113	88
4.038% due 09/25/2036 ~		1,837	1,580
4.335% due 08/25/2035 ~		27	25
4.632% due 02/25/2037 •		1,729	1,605
4.672% due 10/25/2036 •		5	5
5.052% due 12/25/2034 •		182	140

Jefferies Resecuritization Trust
8.486% due 06/25/2047 ~		433	363

JP Morgan Alternative Loan Trust
4.592% due 11/25/2036 •		2,359	2,018
4.832% due 04/25/2047 •		673	649
6.000% due 12/27/2036		2,507	1,214

JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~		10,000	9,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.275% due 06/15/2038 •	$1,520	$1,476
5.748% due 02/15/2035 •	1,021	999
6.015% due 03/15/2036 •	1,900	1,383
6.565% due 03/15/2036 •	29,900	18,609
7.365% due 03/15/2036 •	4,000	1,802

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	87,099	94,874
0.150% due 03/25/2052 ~(a)	27,869	251
0.188% due 11/25/2051 ~(a)	41,001	439
0.450% due 07/25/2052 ~(a)	61,457	1,547
0.483% due 02/25/2052 ~(a)	44,471	1,246
0.500% due 12/25/2051 ~(a)	62,341	1,834
0.500% due 04/25/2052 ~(a)	8,715	160
0.500% due 05/25/2052 ~(a)	72,094	2,166
0.500% due 06/25/2052 ~(a)	36,445	1,084
2.500% due 12/25/2051 ~(a)	9,273	1,226
2.500% due 04/25/2052 ~(a)	7,148	953
3.500% due 09/25/2052 ~	10,179	9,135
4.471% due 01/25/2037 ~	1,479	1,190
4.476% due 06/25/2036 ~	2,622	1,772
4.625% due 07/25/2063 ~	3,855	3,789
5.000% due 12/25/2051 ~	2,515	2,478
5.000% due 05/25/2052 •	19,931	18,627
5.250% due 11/25/2063 ~	1,149	1,155
5.425% due 11/25/2035 ~	1,973	1,609
5.561% due 09/25/2055 þ	10,914	10,975
5.606% due 11/25/2054 •	43,949	43,895
5.606% due 12/25/2054 •	59,702	59,626
5.606% due 03/25/2055 •	13,451	13,434
5.664% due 04/25/2035 ~	8	8
5.706% due 02/25/2055 •	9,696	9,723
5.913% due 07/25/2035 ~	5	5
6.193% due 07/25/2035 ~	1	1
7.000% due 08/25/2037	962	469
7.390% due 12/25/2055 ~	107,655	111,893

JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	1,788	1,694
6.000% due 09/26/2036 ~	2,934	2,267

JP Morgan Seasoned Mortgage Trust
3.692% due 01/25/2063 ~	11,650	10,974
4.415% due 01/25/2063 ~	2,776	2,674

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~	17,515	11,644

La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	4,001	3,695
4.250% due 09/29/2046 «	21,943	20,103

La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•	7,273	6,980

Legacy Mortgage Asset Trust
5.250% due 07/25/2067 þ	9,352	9,358
5.650% due 11/25/2060 þ	4,576	4,583
5.750% due 07/25/2061 þ	6,381	6,385
5.892% due 10/25/2066 þ	4,415	4,419

Lehman Mortgage Trust
2.278% due 11/25/2036 •(a)	16,530	1,910
4.592% due 08/25/2036 •	72	46
4.722% due 11/25/2036 •	25,611	5,681
5.750% due 02/25/2037	3,632	2,384

Lehman XS Trust
4.512% due 08/25/2036 •	67	76
4.632% due 12/25/2036 •	5,263	5,199
5.172% due 08/25/2047 •	1,599	1,445

Luminent Mortgage Trust
4.732% due 05/25/2037 •	21	19

LUX
6.841% due 08/15/2040 •	8,300	8,409

MASTR Asset Securitization Trust
6.250% due 01/25/2038	417	213

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	734	448
7.000% due 07/25/2035	1,931	1,228

Merrill Lynch Alternative Note Asset Trust
3.456% due 10/25/2047 ~	4,442	1,109

Merrill Lynch Mortgage Investors Trust
5.853% due 02/25/2036 ~	263	172

MF1 Trust
5.220% due 12/15/2034 •	5,270	5,270

168	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
2.306% due 04/25/2065 ~	$8,966	$7,629
2.500% due 10/25/2051 ~(a)	27,515	4,160
2.855% due 07/25/2060 ~	1,372	1,152
4.250% due 02/25/2066 ~	873	840
6.105% due 12/25/2068 þ	3,487	3,520
6.775% due 10/25/2058 þ	4,157	4,206

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,232	1,208
2.750% due 08/25/2059 ~	3,164	3,081
3.000% due 08/25/2059 ~	5,000	4,667
3.500% due 04/25/2066 ~	7,105	6,992

Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~	10,000	8,840
5.265% due 05/15/2036 •	2,671	394
5.444% due 11/14/2042 ~	12	12
5.698% due 11/15/2034 •	2,500	2,454
5.848% due 11/15/2034 •	4,000	3,889
6.063% due 12/15/2038 •	8,896	8,080
6.642% due 12/15/2038 •	24,544	21,820
7.341% due 12/15/2038 •	8,200	7,132

Morgan Stanley Mortgage Loan Trust
4.302% due 09/25/2035 ~	38	25
5.074% due 12/25/2035 ~	1,552	1,450
5.172% due 02/25/2036 •	98	93
5.500% due 10/25/2037	271	266
6.201% due 02/25/2047 þ	1,977	676

Morgan Stanley Re-REMICS Trust
3.589% due 02/26/2037 •	8,323	7,825

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	3,727	3,643
5.044% due 07/25/2069 ~	10,680	10,681

Mortgage Equity Conversion Asset Trust
4.110% due 05/25/2042 •	2,848	2,549

MortgageIT Securities Corp. Mortgage Loan Trust
4.732% due 06/25/2047 •	1,800	1,583

MortgageIT Trust
5.052% due 11/25/2034 •	79	77

New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)	9,963	1,049
2.201% due 10/25/2058 ~	10,000	9,220
2.750% due 07/25/2059 ~	18,780	18,161
2.750% due 11/25/2059 ~	124	120
3.000% due 07/25/2059 ~	1,837	1,701
3.008% due 10/25/2058 ~	5,500	5,137
3.500% due 12/25/2058 ~	566	532
3.500% due 10/25/2059 ~	1,664	1,571
3.963% due 10/25/2058 ~	2,500	2,296
5.000% due 09/25/2051 •	13,086	12,268

New York Mortgage Trust
4.932% due 08/25/2035 •	1,017	939

NLT Trust
3.200% due 10/25/2062 ~	3,014	2,752

NYMT Loan Trust
3.215% due 07/25/2061	800	704
3.750% due 02/25/2068 ~	1,691	1,572
3.750% due 11/25/2069 ~	8,128	7,807
5.379% due 06/25/2069 ~	4,570	4,592

OBX Trust
3.000% due 01/25/2052 ~	4,497	3,892
3.631% due 03/25/2053 ~	9,319	9,178
3.688% due 04/25/2053 ~	14,054	13,849
5.110% due 08/25/2062 þ	5,246	5,244
6.030% due 01/25/2064 þ	6,780	6,867
6.233% due 05/25/2064 þ	4,930	5,003
6.465% due 10/25/2063 þ	6,387	6,466
6.520% due 07/25/2063 þ	9,765	9,855
6.567% due 06/25/2063 þ	5,191	5,233
6.844% due 04/25/2063 þ	3,084	3,126
7.045% due 09/25/2063 þ	5,393	5,476
7.159% due 10/25/2063 þ	8,650	8,803

Oceanview Mortgage Trust
5.298% due 05/25/2055 •	17,790	17,838

One Bryant Park Trust
2.516% due 09/15/2054	40,000	36,875

OPEN Trust
7.239% due 11/15/2040 •	1,495	1,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Preferred Residential Securities PLC
5.105% due 12/15/2043 •	GBP	4,656	6,138

PRET LLC
5.249% due 10/25/2055 «		$3,800	3,798
5.963% due 11/25/2054 þ		5,890	5,901

PRET Trust
3.900% due 10/25/2063 ~		3,593	3,481
4.000% due 08/25/2064 þ		4,270	4,140
4.000% due 03/25/2065 «þ		27,600	26,860
4.000% due 07/25/2069 þ		1,877	1,825
4.075% due 06/25/2064 ~		3,488	3,350
4.150% due 04/25/2065 þ		5,723	5,557

PRKCM Trust
6.333% due 03/25/2059 þ		3,976	4,026
6.431% due 05/25/2059 þ		703	714
6.584% due 09/25/2058 þ		5,998	6,061
7.225% due 11/25/2058 þ		3,663	3,726

PRPM LLC
3.750% due 03/25/2054 þ		1,658	1,625
3.750% due 04/25/2055 þ		1,910	1,862
4.000% due 11/25/2053 þ		851	842
4.000% due 01/25/2054 þ		760	750
4.000% due 05/25/2054 þ		705	697
4.000% due 07/25/2054 þ		723	713
4.000% due 08/25/2054 þ		718	708
4.000% due 11/25/2054 þ		5,155	5,045
4.000% due 10/25/2064 þ		2,076	2,037
4.200% due 12/25/2064 þ		2,085	2,059
4.500% due 02/25/2055 þ		1,789	1,778
4.500% due 08/25/2055 þ		4,093	4,055
5.228% due 08/25/2069 þ		3,843	3,853
5.250% due 07/25/2055 þ		2,980	3,003
5.774% due 08/25/2028 þ		8,191	8,206
5.870% due 11/25/2029 þ		4,262	4,267
5.897% due 12/25/2029 þ		6,646	6,646
6.179% due 06/25/2030 þ		5,144	5,160
6.255% due 05/25/2030 þ		1,957	1,962
6.469% due 05/25/2030 þ		2,982	2,995

PRPM Trust
5.674% due 12/26/2069 þ		4,963	5,006
5.802% due 11/25/2069 þ		10,303	10,420
6.221% due 11/25/2068 þ		7,672	7,754
6.250% due 08/25/2068 þ		5,811	5,854
6.265% due 12/25/2068 þ		1,778	1,799
6.327% due 06/25/2069 þ		4,120	4,216

RALI Trust
2.328% due 06/25/2037 •(a)		2,152	260
4.572% due 08/25/2035 •		100	70
4.622% due 08/25/2035 •		468	377
4.652% due 05/25/2037 •		2,753	2,595
4.672% due 06/25/2037 •		2,152	1,572
4.672% due 10/25/2046 •		501	482
4.822% due 01/25/2037 •		2,880	2,140
5.072% due 10/25/2045 •		85	61
5.139% due 10/25/2037 ~		4,691	3,755
5.513% due 09/25/2045 •		1,291	1,103
5.746% due 12/25/2035 ~		3,736	1,404
6.500% due 02/25/2037		2,499	2,115
6.836% due 05/25/2035 ~		51	27
8.000% due 04/25/2036 •		113	96

RBSGC Mortgage Loan Trust
4.572% due 01/25/2037 •		20,232	3,490

RBSSP Resecuritization Trust
4.361% due 12/25/2035 ~		1,876	1,783
6.000% due 06/26/2037 ~		89	79

RCKT Mortgage Trust
5.158% due 10/25/2044 þ		8,198	8,224
5.472% due 06/25/2055 þ		19,351	19,560
5.553% due 03/25/2055 þ		8,931	9,043
5.582% due 12/25/2044 þ		10,585	10,705
5.653% due 01/25/2045 þ		8,308	8,412
5.846% due 08/25/2044 þ		10,766	10,888

Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD	4,549	3,268

Residential Asset Securitization Trust
6.250% due 08/25/2036		$451	309

RFMSI Trust
6.278% due 04/25/2037 ~		113	98

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Riverview HECM Pass-Through Certificates Trust
4.542% due 05/25/2047 •		$886	$772

Saluda Grade Alternative Mortgage Trust
5.582% due 08/25/2059 þ		8,375	8,469

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		2,704	2,723

Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~		385	326

Sequoia Mortgage Trust
4.249% due 07/20/2037 ~		48	39
4.442% due 11/25/2063 ~		7,372	7,427
4.630% due 06/20/2036 •		34	32
5.069% due 10/25/2055 ~		5,600	5,630

SFO Commercial Mortgage Trust
5.764% due 05/15/2038 •		8,750	8,680
6.064% due 05/15/2038 •		15,140	15,002
6.664% due 05/15/2038 •		5,500	5,442

SMRT Commercial Mortgage Trust
5.151% due 01/15/2039 •		30,128	30,101

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,909
3.386% due 11/25/2066 ~		9,324	6,999

Starwood Mortgage Trust
6.115% due 04/15/2034 •		5,000	4,983
6.665% due 04/15/2034 •		9,200	9,166

Structured Adjustable Rate Mortgage Loan Trust
4.529% due 08/25/2035 ~		193	167
4.572% due 02/25/2037 •		1,816	1,814
4.632% due 10/25/2035 •		3,170	3,034
4.781% due 05/25/2035 ~		775	650
5.247% due 08/25/2035 •		4,633	4,156
6.572% due 12/25/2037 •		1,855	1,584

Structured Asset Mortgage Investments II Trust
4.632% due 07/25/2046 •		37	32
4.652% due 07/25/2046 •		2,409	1,935
4.712% due 05/25/2036 •		291	240

Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		4,311	111
4.522% due 07/25/2035 •		477	449
4.532% due 11/25/2035 •		4,311	3,875
4.816% due 01/25/2036 ~		1,154	1,037

Structured Asset Securities Corp. Mortgage Loan Trust
4.562% due 10/25/2036 •		754	633

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.550% due 09/25/2033 ~		23	22

Thornburg Mortgage Securities Trust
5.633% due 03/25/2037 •		2,729	1,927

Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		1,983	1,887
3.250% due 07/25/2056 ~		475	472
3.750% due 10/25/2056 ~		6,020	5,831
3.750% due 05/25/2058 ~		11,710	11,535
4.541% due 10/27/2064 ~		21,543	21,598
4.562% due 10/25/2064 ~		42,433	42,756
5.043% due 07/25/2065 ~		13,481	13,642
5.272% due 05/25/2058 •		1,754	1,794
5.272% due 10/25/2059 •		2,546	2,550
5.725% due 11/25/2064 þ		8,210	8,289

UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		20,266	608
2.500% due 11/25/2051 ~(a)		5,983	797
5.000% due 09/25/2051 •		7,212	6,712
5.000% due 12/25/2051 •		13,276	12,406

Valley Funding PLC
0.000% due 05/16/2066 (e)	GBP	8,308	9,655
4.986% due 05/16/2066 •		47,508	63,973
5.486% due 05/16/2066 •		4,995	6,734
5.986% due 05/16/2066 •		5,212	7,014
6.986% due 05/16/2066 •		2,693	3,626
7.986% due 05/16/2066 •		1,737	2,340
9.486% due 05/16/2066 •		956	1,293

VASA Trust
5.515% due 07/15/2039 •		$14,850	14,323
6.015% due 07/15/2039 •		16,314	15,018
6.365% due 07/15/2039 •		11,635	10,537

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	169

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
4.260% due 02/25/2067 þ		$4,557	$4,390
5.218% due 09/25/2069 ~		7,878	7,886
5.402% due 05/25/2065 þ		7,898	7,970
5.799% due 07/25/2069 þ		8,969	9,064
5.999% due 02/25/2068 þ		2,772	2,774
6.192% due 06/25/2069 þ		7,108	7,212
6.193% due 03/25/2068 þ		4,417	4,430
6.218% due 06/25/2069 þ		6,201	6,289
6.259% due 12/25/2068 þ		3,147	3,184
6.338% due 04/25/2069 þ		5,319	5,397
6.443% due 08/25/2068 þ		3,624	3,655
6.665% due 09/25/2068 þ		11,450	11,590
6.876% due 11/25/2068 ~		2,813	2,860
7.070% due 10/25/2068 þ		9,182	9,335

Visio Trust
6.598% due 10/25/2058 þ		3,362	3,392

WaMu Commercial Mortgage Securities Trust
6.108% due 11/23/2043 ~		15	15
6.670% due 12/27/2049 ~		6,368	6,372

WaMu Mortgage Pass-Through Certificates Trust
3.714% due 01/25/2037 ~		3,030	2,633
3.903% due 07/25/2037 ~		49	44
4.046% due 03/25/2037 ~		3,092	2,763
4.206% due 12/25/2036 ~		563	505
4.644% due 12/25/2035 ~		131	120
4.662% due 07/25/2037 ~		27	25
4.923% due 04/25/2047 •		484	426
4.963% due 07/25/2047 •		395	335
5.012% due 11/25/2034 •		344	335
5.052% due 10/25/2044 •		1,350	1,325
5.232% due 01/25/2035 ~		2,182	2,098
5.403% due 01/25/2047 •		3,755	3,488

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	2,023
4.937% due 12/21/2049 •		5,337	7,203
5.636% due 12/21/2049 •		2,387	3,234
6.136% due 12/21/2049 •		1,193	1,607
6.636% due 12/21/2049 •		682	914
7.136% due 12/21/2049 •		682	907

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ		$4,949	1,306
4.772% due 02/25/2036 •		172	145
4.853% due 01/25/2047 •		1,175	1,013
5.750% due 11/25/2035		539	520
6.500% due 03/25/2036		5,911	4,515

Wells Fargo Alternative Loan Trust
4.812% due 03/25/2037 •		259	210

Wells Fargo Commercial Mortgage Trust
5.693% due 10/15/2042 «•(c)		10,300	10,274
5.793% due 07/15/2037 •		9,100	9,135

Wells Fargo Mortgage-Backed Securities Trust
4.772% due 06/25/2037 •		27	24
6.156% due 11/25/2037 ~		2,093	1,927

WSTN Trust
6.518% due 07/05/2037 ~		16,100	16,427

Total Non-Agency Mortgage-Backed Securities (Cost $3,985,321)			3,810,664

ASSET-BACKED SECURITIES 30.9%

AUTOMOBILE ABS OTHER 1.6%

Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033		12,453	12,496
5.117% due 09/15/2032		1,250	1,262
5.215% due 09/15/2032		724	728
5.410% due 09/15/2032		3,455	3,472
6.315% due 05/17/2032		271	275
6.678% due 09/15/2032		1,843	1,863
8.036% due 09/15/2032		790	803
11.395% due 09/15/2032		3,422	3,494

CarMax Select Receivables Trust
5.052% due 05/15/2028 •		8,061	8,069
5.102% due 09/15/2027 •		536	537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carvana Auto Receivables Trust
4.670% due 12/10/2030	$19,760	$19,809
4.900% due 12/10/2030	8,558	8,592

CPS Auto Receivables Trust
4.650% due 03/15/2029	6,500	6,516
4.760% due 01/15/2031	8,700	8,718

Drive Auto Receivables Trust
4.520% due 07/16/2029	20,000	20,073
4.670% due 05/17/2032	20,000	20,093

Exeter Automobile Receivables Trust
4.480% due 04/16/2029	10,000	10,016
4.640% due 01/15/2030	10,000	10,028

FHF Trust
5.390% due 05/15/2028	8,000	8,001

GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029	6,100	6,149
5.080% due 01/16/2029	3,200	3,228
5.210% due 02/18/2031	8,200	8,304
6.440% due 05/15/2029	3,690	3,776

GLS Auto Select Receivables Trust
5.640% due 08/15/2030	500	512
5.920% due 08/15/2030	500	517

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029	9,500	9,581

SBNA Auto Receivables Trust
5.120% due 03/17/2031	2,141	2,144
5.140% due 04/15/2031	7,900	7,935
5.340% due 09/15/2031	7,250	7,307

		194,298

AUTOMOBILE SEQUENTIAL 2.5%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033	13,940	13,978
4.970% due 09/15/2032	2,369	2,392

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029	1,200	1,201

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	6,400	6,411

CarMax Select Receivables Trust
4.760% due 05/15/2028	9,893	9,915
5.400% due 11/15/2028	1,700	1,721
5.780% due 09/15/2027	972	975

Carvana Auto Receivables Trust
4.310% due 09/10/2030	2,875	2,891
4.500% due 06/12/2028	5,377	5,383
4.530% due 01/10/2029	13,060	13,085
4.620% due 02/10/2028	2,634	2,637
4.640% due 01/10/2030	7,400	7,452
4.740% due 12/10/2030	3,700	3,759
4.840% due 12/10/2027	1,357	1,358
4.850% due 06/12/2028	2,000	2,015
5.710% due 07/10/2028	4,400	4,426
5.710% due 07/10/2029	4,270	4,382
5.820% due 08/10/2028	3,825	3,853
5.900% due 08/10/2027	895	896
5.980% due 12/10/2027	1,304	1,308
6.160% due 10/10/2028	1,048	1,059

Chase Auto Owner Trust
5.220% due 07/25/2029	13,600	13,790

CPS Auto Receivables Trust
4.910% due 06/15/2028	3,087	3,092
5.880% due 02/15/2028	2,801	2,808

Enterprise Fleet Financing LLC
4.980% due 08/21/2028	3,500	3,555
5.310% due 04/20/2027	2,548	2,562

Exeter Automobile Receivables Trust
4.780% due 06/15/2027	4,574	4,576
5.280% due 08/15/2030	3,141	3,147

FCCU Auto Receivables Trust
5.460% due 04/15/2030	1,200	1,228
5.540% due 04/16/2029	3,900	3,952
5.760% due 11/15/2027	1,861	1,866

FHF Issuer Trust
4.920% due 02/15/2031	10,711	10,696
4.940% due 11/15/2030	5,440	5,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.690% due 02/15/2030		$3,963	$3,998
5.890% due 06/15/2030		2,992	3,021
6.790% due 10/15/2029		2,749	2,784

GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		3,600	3,613
4.760% due 10/15/2027		4,066	4,069
5.020% due 04/17/2028		2,000	2,007
5.350% due 08/16/2027		1,215	1,217

GLS Auto Select Receivables Trust
4.430% due 12/17/2029		6,381	6,399
5.240% due 03/15/2030		2,414	2,432
5.590% due 10/15/2029		1,248	1,264

GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	5,000	3,634
4.883% due 12/21/2026		1,788	1,290

LAD Auto Receivables Trust
5.460% due 07/16/2029		$1,200	1,221

Lendbuzz Securitization Trust
4.970% due 10/15/2029		3,956	3,960
5.100% due 10/15/2030		2,817	2,821

Octane Receivables Trust
4.940% due 05/20/2030		4,019	4,042

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029		2,200	2,204
4.630% due 12/10/2027		4,686	4,692

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		7,200	7,248

Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		7,800	7,840
7.130% due 01/26/2032		4,437	4,444

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030		6,562	6,499

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		3,039	3,059

Research-Driven Pagaya Motor Trust
7.090% due 06/25/2032		1,210	1,221

Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		4,900	4,911
4.710% due 06/15/2028		28,330	28,386
4.850% due 01/16/2029		10,000	10,036

SBNA Auto Lease Trust
6.520% due 04/20/2028		3,400	3,445

SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	10,992
5.160% due 05/15/2030		9,100	9,264
5.450% due 12/15/2027		4,698	4,706
5.700% due 10/16/2028		4,704	4,744
5.700% due 08/15/2029		2,800	2,873

Tricolor Auto Securitization Trust
6.360% due 12/15/2027		358	344

Veros Auto Receivables Trust
6.280% due 11/15/2027		634	637

			313,121

CMBS OTHER 1.1%

ACRES LLC
5.755% due 08/18/2040 •		26,900	26,990

Arbor Realty Commercial Real Estate Notes Ltd.
5.335% due 08/15/2034 •		790	791
5.615% due 11/15/2036 •		1,893	1,898

AREIT Trust
6.255% due 08/17/2041 •		8,017	8,026

GPMT Ltd.
6.100% due 07/16/2035 •		15,000	14,991
6.700% due 07/16/2035 •		5,000	5,004
7.150% due 07/16/2035 •		10,000	9,233

LoanCore Issuer Ltd.
5.931% due 01/17/2037 •		4,305	4,317

MF1 LLC
5.586% due 02/18/2043 •		5,900	5,912
5.871% due 03/19/2039 •		9,500	9,546

MF1 Ltd.
6.000% due 10/16/2036 •		10,000	9,957

170	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Multifamily Housing Mortgage Loan Trust
5.457% due 07/15/2036 •	$10,455	$10,453

PFP Ltd.
6.050% due 09/17/2039 •	8,474	8,493

Starwood Ltd.
6.050% due 04/18/2038 •	5,000	5,000
6.350% due 04/18/2038 •	7,825	7,815

VMC Finance LLC
6.050% due 06/16/2036 •	6,621	6,558
6.500% due 06/16/2036 •	3,000	2,896

		137,880

HOME EQUITY OTHER 7.6%

ABFC Trust
5.522% due 06/25/2034 •	5,260	5,313

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	1,137	1,134

ACE Securities Corp. Home Equity Loan Trust
4.512% due 02/25/2037 •	3,050	1,262
4.532% due 10/25/2036 •	5,001	1,661
4.712% due 01/25/2037 •	4,694	1,018
4.872% due 02/25/2036 •	114	114
4.872% due 12/25/2036 •	3,363	1,780
4.887% due 12/25/2035 •	4,494	4,331
4.952% due 07/25/2033 •	4,249	4,114
5.247% due 11/25/2033 •	1,713	1,744
5.442% due 02/25/2035 •	7,375	7,174

Aegis Asset-Backed Securities Trust
4.972% due 03/25/2035 •	516	511
5.217% due 06/25/2035 •	15,500	12,182

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.102% due 12/25/2034 •	4,574	4,163

Ameriquest Mortgage Securities Trust
4.842% due 04/25/2036 •	12,700	11,790

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.145% due 06/25/2034 •	350	337
5.187% due 01/25/2035 •	946	969
5.292% due 01/25/2036 •	5,000	4,423
5.397% due 11/25/2034 •	933	907

Argent Securities Trust
4.572% due 07/25/2036 •	10,887	9,858

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.461% due 02/25/2034 •	244	260
5.032% due 02/25/2036 •	5,233	4,268

Asset-Backed Securities Corp. Home Equity Loan Trust
3.239% due 03/25/2036 •	1,502	1,400
3.648% due 12/25/2036 •	9,200	8,547
4.352% due 05/25/2037 •	294	210
5.232% due 11/25/2033 •	2,389	2,475

Bayview Financial Asset Trust
4.722% due 03/25/2037 •	3,037	3,064

Bear Stearns Asset-Backed Securities I Trust
4.572% due 11/25/2036 •	983	977
4.722% due 06/25/2036 •	10,217	9,900
5.201% due 12/25/2035 •	5,095	5,002

Bear Stearns Asset-Backed Securities Trust
5.127% due 07/25/2034 •	5,349	5,340

BNC Mortgage Loan Trust
4.492% due 03/25/2037 •	29,581	25,236
4.562% due 05/25/2037 •	10,000	8,582

C-BASS Trust
4.392% due 11/25/2036 •	1,822	830

Carrington Mortgage Loan Trust
4.492% due 10/25/2036 •	11,809	10,737

Centex Home Equity Loan Trust
5.232% due 03/25/2035 •	1,653	1,651

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	3,936	3,985

Citicorp Residential Mortgage Trust
4.484% due 06/25/2037 þ	8,907	7,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.217% due 10/25/2034 •	$857	$836

Citigroup Mortgage Loan Trust, Inc.
4.532% due 07/25/2045 •	4,765	3,347
4.572% due 12/25/2036 •	2,734	1,028
4.592% due 09/25/2036 •	2,017	1,560
4.632% due 01/25/2037 •	2,209	1,628
4.872% due 10/25/2036 •	5,234	3,082
4.947% due 10/25/2035 •	876	865

Countrywide Asset-Backed Certificates
4.712% due 07/25/2034 •	2,228	2,200
4.972% due 07/25/2034 •	5,573	5,537
5.217% due 02/25/2036 •	294	293
5.292% due 10/25/2032 •	1,519	1,493

Countrywide Asset-Backed Certificates Trust
4.113% due 01/25/2037 •	16,600	15,690
4.132% due 02/25/2035 ~	5,174	4,461
4.522% due 02/25/2036 •	760	737
4.532% due 12/25/2036 •	9,058	8,388
4.552% due 06/25/2037 •	5,417	5,114
4.552% due 06/25/2047 •	17,130	15,602
4.672% due 09/25/2047 •	578	542
4.712% due 09/25/2037 •	211	224
4.712% due 09/25/2047 •	768	778
4.752% due 03/25/2037 •	9,493	9,113
4.752% due 10/25/2046 •	6,098	6,056
4.772% due 04/25/2046 •	1,541	1,526
4.792% due 09/25/2046 •	3,810	3,662
4.797% due 07/25/2036 •	4,038	4,015
4.827% due 07/25/2036 •	14,425	13,898
5.012% due 08/25/2047 •	801	786
5.172% due 10/25/2034 •	424	422
5.172% due 05/25/2036 •	492	486
5.217% due 11/25/2034 •	851	842
5.352% due 01/25/2036 •	969	969
5.772% due 02/25/2035 •	763	763

Credit-Based Asset Servicing & Securitization LLC
2.875% due 05/25/2036 •	7,678	5,266
3.404% due 12/25/2035 •	297	296
4.392% due 07/25/2037 •	87	58

Ellington Loan Acquisition Trust
5.322% due 05/25/2037 •	1,636	1,614
5.372% due 05/25/2037 •	2,697	2,654
5.772% due 05/25/2037 •	5,736	5,665

EMC Mortgage Loan Trust
5.372% due 08/25/2040 •	487	493

Encore Credit Receivables Trust
5.307% due 10/25/2035 •	3,552	3,326

EquiFirst Loan Securitization Trust
4.652% due 04/25/2037 •	18,825	17,550

Finance of America HECM Buyout
4.000% due 10/01/2034 ~	11,574	11,543

Fremont Home Loan Trust
4.412% due 01/25/2037 •	15,260	7,887
4.592% due 05/25/2036 •	14,571	9,473
4.592% due 08/25/2036 •	24,161	7,544
5.202% due 04/25/2035 •	4,175	4,052

GE-WMC Mortgage Securities Trust
4.572% due 08/25/2036 •	12,181	5,172

GSAA Home Equity Trust
4.732% due 04/25/2047 •	5,226	2,268
4.752% due 12/25/2036 •	5,957	2,025
4.872% due 05/25/2047 •	259	160
4.992% due 06/25/2035 •	3,720	3,697
5.825% due 06/25/2036 ~	13,911	3,109
5.985% due 06/25/2036 ~	607	136
6.000% due 10/25/2037	21	19
6.032% due 05/25/2037 þ	7,441	3,218
6.147% due 02/25/2035 •	687	693

GSAMP Trust
4.392% due 12/25/2036 •	710	351
4.412% due 12/25/2036 •	5,017	2,685
4.572% due 08/25/2036 •	9,324	8,015
5.157% due 07/25/2045 •	4,400	4,124

Home Equity Asset Trust
4.977% due 01/25/2036 •	10,352	9,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Loan Trust
4.612% due 04/25/2037 •	$600	$539

Home Equity Mortgage Loan Asset-Backed Trust
4.512% due 04/25/2037 •	5,217	3,548
4.752% due 08/25/2036 •	8,672	8,139

HSI Asset Securitization Corp. Trust
4.422% due 12/25/2036 •	3,261	2,905
4.462% due 01/25/2037 •	2,106	1,511
4.472% due 07/25/2036 •	6,438	2,785
5.052% due 11/25/2035 •	548	513

JP Morgan Mortgage Acquisition Corp.
4.782% due 02/25/2036 •	2,157	2,140
5.202% due 12/25/2035 •	486	481

JP Morgan Mortgage Acquisition Trust
4.207% due 11/25/2036 •	3,801	4,074
4.482% due 10/25/2036 •	259	259

JP Morgan Mortgage Trust
0.000% due 10/25/2055 ~	116,277	126,478

Long Beach Mortgage Loan Trust
4.562% due 07/25/2036 •	8,150	5,658
4.572% due 05/25/2036 •	1,479	780
4.592% due 09/25/2036 •	22,745	5,861
4.592% due 10/25/2036 •	18,205	5,695
4.712% due 06/25/2034 •	830	821
4.977% due 11/25/2035 •	7,142	6,916
5.067% due 06/25/2034 •	23	24
5.187% due 08/25/2035 •	3,000	2,747
5.547% due 02/25/2035 •	1,854	1,826

MASTR Asset-Backed Securities Trust
4.572% due 06/25/2036 •	8,990	3,038
4.592% due 10/25/2036 •	1,939	929
4.632% due 02/25/2036 •	4,626	1,687
4.732% due 01/25/2037 •	9,941	2,800
4.752% due 10/25/2036 •	6,831	6,139
5.022% due 10/25/2035 •	3,937	3,840
5.052% due 02/25/2034 •	732	762
5.322% due 05/25/2035 •	3,080	3,074

Merrill Lynch Mortgage Investors Trust
4.492% due 08/25/2037 •	2,440	1,201
4.552% due 04/25/2047 •	10,084	3,950
4.562% due 08/25/2037 •	7,832	7,202
4.572% due 08/25/2037 •	22,487	11,069
4.652% due 04/25/2047 •	4,295	1,682

Morgan Stanley ABS Capital I, Inc. Trust
3.550% due 01/25/2035 •	6,841	6,299
4.332% due 05/25/2037 •	3,375	2,613
4.372% due 10/25/2036 •	6,202	2,727
4.482% due 01/25/2037 •	3,610	1,665
4.732% due 09/25/2036 •	4,790	2,065
5.157% due 11/25/2034 •	1,611	1,554
5.202% due 07/25/2034 •	76	80
5.247% due 02/25/2035 •	6,058	5,054
5.322% due 04/25/2035 •	130	123
8.072% due 02/25/2047 •	3,649	3,038

Morgan Stanley IXIS Real Estate Capital Trust
4.342% due 11/25/2036 •	9,055	2,913
4.422% due 11/25/2036 •	13,912	4,474
4.572% due 07/25/2036 •	15,666	6,128

Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ	2,201	586

New Century Home Equity Loan Trust
5.217% due 06/25/2035 •	2,643	2,804

NovaStar Mortgage Funding Trust
6.372% due 12/25/2034 •	120	109

Option One Mortgage Loan Trust
4.402% due 07/25/2037 •	1,996	1,305
4.452% due 04/25/2037 •	150	85
5.007% due 05/25/2035 •	1,637	1,591

Option One Mortgage Loan Trust Asset-Backed Certificates
4.962% due 11/25/2035 •	5,233	5,068

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.397% due 10/25/2034 •	9,671	9,689
6.147% due 09/25/2034 •	142	139
6.372% due 09/25/2034 •	9,202	8,044

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	171

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

People’s Choice Home Loan Securities Trust
5.157% due 06/25/2034 •	$2,144	$2,047

Popular ABS Mortgage Pass-Through Trust
4.767% due 07/25/2036 •	3,709	3,574

RAAC Trust
4.972% due 03/25/2034 •	31	31

RCKT Mortgage Trust
4.795% due 09/25/2055 «þ	22,500	22,461
5.344% due 09/25/2044 þ	5,168	5,190
6.025% due 02/25/2044 ~	2,283	2,308
6.141% due 04/25/2044 ~	12,059	12,213
6.147% due 06/25/2044 þ	12,724	12,904

Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,816
5.608% due 05/25/2036 þ	6,712	2,978
5.746% due 05/25/2036 þ	2,134	970
5.951% due 05/25/2035 þ	5,464	5,489
6.011% due 05/25/2036 þ	3,091	1,468
6.166% due 05/25/2036 þ	3,374	1,642

Residential Asset Mortgage Products Trust
4.952% due 12/25/2035 •	6,060	5,440
4.962% due 10/25/2035 •	3	3

Residential Asset Securities Corporation Trust
4.732% due 06/25/2036 •	6,325	6,246
5.217% due 04/25/2035 •	317	317
5.277% due 05/25/2035 •	2,765	2,766
5.307% due 08/25/2035 •	11,600	11,391

Saxon Asset Securities Trust
1.209% due 11/25/2035 •	233	232
4.582% due 09/25/2037 •	849	821
4.707% due 09/25/2036 •	2,175	2,079

Securitized Asset-Backed Receivables LLC Trust
4.452% due 07/25/2036 •	2,996	990
4.652% due 05/25/2037 •	6,337	5,575
4.887% due 01/25/2035 •	7,476	7,234

Soundview Home Loan Trust
4.442% due 07/25/2037 •	216	193
4.492% due 01/25/2037 •	2,198	1,605
4.772% due 06/25/2036 •	2,463	2,444
4.832% due 05/25/2036 •	7,134	7,004
5.262% due 06/25/2035 •	3,082	3,251

Structured Asset Investment Loan Trust
4.617% due 07/25/2036 •	5,732	3,325
4.872% due 04/25/2036 •	32,361	15,417
5.037% due 08/25/2035 •	2,190	2,153
5.072% due 04/25/2034 •	2,432	2,412

Structured Asset Securities Corp. Mortgage Loan Trust
4.542% due 02/25/2037 •	9,153	8,851
4.592% due 12/25/2036 •	16,075	15,471
4.692% due 02/25/2037 •	3,495	3,452
5.277% due 11/25/2035 •	239	238

Terwin Mortgage Trust
4.772% due 05/25/2038 •	4,296	2,216

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	18,012	18,127
5.348% due 07/25/2065 þ	7,291	7,343
6.290% due 05/25/2064 ~	10,801	10,946

Wells Fargo Home Equity Asset-Backed Securities Trust
6.372% due 11/25/2035 •	12,824	12,715

		949,716

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.752% due 04/25/2037 •	1,397	369

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	1,372	1,413

Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~	19,650	2,648

		4,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 1.3%

Bear Stearns Asset-Backed Securities I Trust
6.000% due 03/25/2036		$3,470	$1,336

Bear Stearns Asset-Backed Securities Trust
5.472% due 06/25/2036 •		1,296	1,368
6.500% due 09/25/2046		16,156	3,237
6.572% due 09/25/2033 •		87	53

Countrywide Asset-Backed Certificates
4.752% due 04/25/2036 •		161	147

First Franklin Mortgage Loan Trust
4.432% due 11/25/2036 •		247	256
4.492% due 12/25/2037 •		852	824
4.592% due 04/25/2036 •		1,907	1,875
4.842% due 02/25/2036 •		5,382	5,085
5.022% due 12/25/2035 •		7,037	6,888
5.082% due 10/25/2035 •		5,254	6,206
5.217% due 06/25/2034 •		2,347	2,309
5.922% due 01/25/2035 •		5,671	5,590

IndyMac INDB Mortgage Loan Trust
4.412% due 07/25/2036 •		10,392	3,276

Lehman XS Trust
4.512% due 02/25/2037 •		3,406	3,303
4.592% due 02/25/2037 •		1,265	1,225

PRET LLC
5.487% due 10/25/2051 ~		2,491	2,493
5.657% due 08/25/2055 þ		3,521	3,534
5.732% due 08/25/2055 þ		969	972
5.744% due 07/25/2051 þ		5,815	5,814
5.851% due 12/25/2054 þ		10,223	10,247
5.925% due 10/25/2054 þ		14,697	14,723
5.926% due 10/25/2054 þ		6,628	6,647
5.963% due 09/25/2054 þ		6,411	6,420
6.244% due 05/25/2055 þ		11,569	11,666
6.368% due 04/25/2055 þ		13,401	13,505

RAAC Trust
4.872% due 06/25/2044 •		17	15
5.772% due 09/25/2047 •		3,871	3,864

Residential Asset Mortgage Products Trust
5.322% due 07/25/2035 •		2,500	2,271
5.522% due 10/25/2034 •		8,709	8,302

Securitized Asset-Backed Receivables LLC Trust
4.392% due 09/25/2036 •		2,268	1,611
4.592% due 09/25/2036 •		19,811	14,077
4.752% due 09/25/2036 •		3,624	2,575

Specialty Underwriting & Residential Finance Trust
4.572% due 09/25/2037 •		831	577
4.972% due 03/25/2037 •		257	133

VCAT LLC
5.877% due 01/25/2055 þ		3,619	3,629
5.977% due 01/25/2055 þ		5,240	5,253

			161,306

OTHER ABS 16.8%

37 Capital CLO 1 Ltd.
5.598% due 10/15/2034 •		9,400	9,411

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		2,100	2,101

522 Funding CLO Ltd.
5.519% due 10/23/2034 •		4,600	4,608

Accunia European CLO I DAC
2.976% due 07/15/2030 •	EUR	228	268

ACHV ABS Trust
4.760% due 04/26/2032		$1,271	1,276
5.010% due 12/26/2031		496	501
5.040% due 04/26/2032		884	888
5.070% due 10/27/2031		1,473	1,482

Affirm Asset Securitization Trust
5.220% due 12/17/2029		2,499	2,502

Affirm Master Trust
4.450% due 10/16/2034		2,600	2,599
4.990% due 02/15/2033		25,800	26,021

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •		811	812

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMMC CLO 24 Ltd.
5.525% due 01/20/2035 •		$5,500	$5,511

AMSR Trust
1.953% due 06/17/2038		4,000	3,760

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		19,500	19,519

Anchorage Capital CLO 28 Ltd.
6.025% due 04/20/2037 •		34,000	34,131

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		16,446	16,277

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		7,100	6,980
4.169% due 04/25/2038		1,000	970

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038		24,984	24,353

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		1,000	972

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		1,000	961

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040		1,000	957

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		25,000	25,082
5.702% due 10/22/2040		5,000	5,026

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		16,700	16,459

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039		5,300	5,132

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		1,771	1,767

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		5,238	5,216

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		7,282	7,213

Apidos CLO XI Ltd.
5.520% due 04/17/2034 •		2,400	2,404

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	2,000	2,353

ARES XLIV CLO Ltd.
5.424% due 04/15/2034 •		$3,800	3,805

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		19,100	19,132

Ascent Education Funding Trust
6.140% due 10/25/2050		2,506	2,571

Atlantic Avenue Ltd.
5.585% due 01/20/2035 •		21,900	21,927

Atlas Senior Loan Fund XII Ltd.
5.760% due 10/24/2031 •		3,282	3,285

Atlas Senior Loan Fund XVII Ltd.
5.385% due 10/20/2034 •		1,000	1,001

Ayresome CDO I Ltd.
7.830% due 12/08/2045 •		2,266	533

Bain Capital Credit CLO Ltd.
5.309% due 04/23/2035 •		31,000	31,110
5.379% due 07/24/2034 •		11,600	11,616
5.469% due 10/23/2034 •		1,800	1,802
5.525% due 10/20/2034 •		12,000	12,020
5.548% due 07/16/2034 •		13,200	13,217
5.565% due 07/19/2034 •		13,300	13,319
5.798% due 07/16/2034 •		1,800	1,800
5.968% due 07/16/2034 •		5,100	5,110

BHG Securitization Trust
4.820% due 04/17/2036		4,237	4,282
4.840% due 09/17/2036		12,213	12,319
5.260% due 04/17/2036		6,711	6,790

Black Diamond CLO DAC
2.884% due 01/20/2032 •	EUR	20	24

BlackRock European CLO VII DAC
2.646% due 10/15/2031 •		3,653	4,292

BlueMountain Fuji EUR CLO III DAC
1.050% due 01/15/2031		199	232
2.746% due 01/15/2031 •		2,270	2,664

BNPP AM Euro CLO DAC
2.676% due 10/15/2031 •		243	285

172	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

C-BASS CBO XII Ltd.
7.840% due 12/15/2034 •		$15,662	$1,113

C-BASS CBO XV Ltd.
7.770% due 02/16/2041 •		248,640	4,010

Cairn CLO X DAC
3.059% due 10/15/2031 •	EUR	2,913	3,422

Canyon CLO Ltd.
5.398% due 07/15/2034 •		$800	801

Capital Four CLO X DAC
3.279% due 10/25/2038 •	EUR	2,500	2,940

Capital Street Master Trust
0.000% due 08/16/2029 •		$13,000	13,013

Carlyle Euro CLO DAC
2.726% due 01/15/2031 •	EUR	3,248	3,808

Carlyle Global Market Strategies CLO Ltd.
5.415% due 07/20/2034 •		$28,500	28,516
5.523% due 05/15/2031 •		570	571

CarVal CLO III Ltd.
5.315% due 07/20/2032 •		17,798	17,815

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039		3,800	3,670

College Avenue Student Loans LLC
1.600% due 07/25/2051		8,972	8,246
1.760% due 06/25/2052		7,205	6,534
2.320% due 07/26/2055		4,083	3,806
4.130% due 12/26/2047		1,133	1,118
5.472% due 12/26/2047 •		825	826
5.922% due 11/26/2046 •		1,518	1,531

Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD	30,000	21,274

Commonbond Student Loan Trust
1.980% due 08/25/2050		$3,738	3,366

Consumer Loan Finance
0.000% due 11/25/2054 «(e)		1,636	806
5.150% due 11/25/2054		3,112	3,134
5.350% due 11/25/2054		6,327	6,473
5.450% due 11/25/2054		1,554	1,583
5.750% due 11/25/2054		777	790
6.600% due 11/25/2054		1,017	1,033
8.750% due 11/25/2054		584	596

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(e)		1,183	590
5.150% due 11/25/2054		1,223	1,225
5.350% due 11/25/2054		3,937	4,030
5.450% due 11/25/2054		1,088	1,106
5.750% due 11/25/2054		544	553
6.600% due 11/25/2054		685	696
8.750% due 11/25/2054		410	418

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		9,000	9,035

Crossroads Asset Trust
4.910% due 02/20/2032		2,100	2,114

CVC Cordatus Loan Fund XI DAC
2.676% due 10/15/2031 •	EUR	3,607	4,235

CVC Cordatus Opportunity Loan Fund-R DAC
3.576% due 08/15/2033 •		2,800	3,292

Diameter Capital CLO 4 Ltd.
6.148% due 01/15/2037 •		$22,600	22,675

Dryden 27 R Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	6,241
2.686% due 04/15/2033 •		4,656	5,455

Dryden 43 Senior Loan Fund
5.395% due 04/20/2034 •		$1,000	1,001

Elevation CLO Ltd.
5.448% due 07/25/2034 •		18,700	18,731
5.618% due 01/25/2035 •		19,700	19,769
5.918% due 01/25/2035 •		2,200	2,214
6.168% due 01/25/2035 •		3,500	3,507

Euro-Galaxy III CLO DAC
1.600% due 04/24/2034	EUR	2,800	3,106
2.564% due 04/24/2034 •		4,281	5,027
3.344% due 04/24/2034 •		2,200	2,583

Fortress Credit BSL VII Ltd.
5.409% due 07/23/2032 •		$5,057	5,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(c)		$7,100	$7,100

Generate CLO 3 Ltd.
6.155% due 10/20/2036 •		31,600	31,842

Goodgreen Trust
3.930% due 10/15/2053 ~		4,220	3,907

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		9,846	9,966

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		6,491	6,536
4.930% due 06/25/2060		6,086	6,111
5.020% due 06/25/2060		3,300	3,349
5.120% due 03/25/2060		7,181	7,207
5.150% due 10/27/2059		2,283	2,313
5.220% due 03/25/2060		4,197	4,256
5.250% due 10/27/2059		749	752
5.260% due 10/27/2059		3,900	3,941
5.320% due 03/25/2060		7,100	7,267
5.550% due 10/27/2059		1,450	1,466
6.430% due 10/27/2059		650	664

GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,800	1,847
5.870% due 06/25/2059		4,630	4,727
5.880% due 06/25/2059		1,730	1,739
6.360% due 06/25/2059		1,389	1,424
7.330% due 06/25/2059		4,630	4,806

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		18,432	18,481
6.182% due 04/22/2033 •		7,700	7,710

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		14,000	14,008

Hayfin Emerald CLO X DAC
3.371% due 07/18/2038 •	EUR	2,500	2,935

Hildene TruPS Financials Note Securitization Ltd.
5.950% due 10/10/2038 •		$13,553	13,553

Home Partners of America Trust
1.901% due 12/17/2026		7,773	7,552
2.200% due 01/17/2041		2,313	2,150

ICG U.S. CLO Ltd.
5.308% due 01/16/2033 •		9,243	9,243
5.475% due 10/20/2034 •		17,300	17,320

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		28,800	28,797

Indigo Credit Management II DAC
4.379% due 07/15/2038 •	EUR	2,000	2,356

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		$21,200	21,198

Jamestown CLO XVIII Ltd.
5.588% due 07/25/2035 •		20,100	20,123

Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,893
2.676% due 04/15/2031 •		4,355	5,116

KKR CLO 21 Ltd.
5.979% due 04/15/2031 •		$11,700	11,718

LCM 31 Ltd.
5.605% due 07/20/2034 •		6,750	6,759

LCM 36 Ltd.
5.388% due 01/15/2034 •		1,000	1,003

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		530	526

Lendmark Funding Trust
4.470% due 02/21/2034		700	701
5.530% due 06/21/2032		5,400	5,484

Lyra Music Assets Delaware LP
5.760% due 12/22/2064		27,960	28,392

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		20,000	20,033

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		31,900	31,933

Madison Park Funding XXIII Ltd.
5.545% due 07/27/2031 •		2,828	2,830

Madison Park Funding XXXIX Ltd.
5.582% due 10/22/2034 •		2,600	2,605

Madison Park Funding XXXVI Ltd.
5.378% due 04/15/2035 •		1,000	1,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marlette Funding Trust
7.130% due 12/15/2033		$3,298	$3,337

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		17,100	17,125

Nassau Ltd.
5.729% due 07/15/2031 •		2,188	2,189

Navesink CLO 2 Ltd.
5.588% due 04/15/2036 •		2,000	2,002

Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		3,655	3,477
4.000% due 12/15/2059		1,648	1,638
5.315% due 12/15/2059 •		974	971

Navient Refinance Loan Trust
5.150% due 02/16/2055		4,930	4,995

Nelnet Student Loan Trust
0.000% due 05/17/2055 •		25,000	25,185
4.840% due 05/17/2055		25,000	25,213
6.589% due 02/20/2041 •		8,939	9,136
6.640% due 02/20/2041		8,349	8,658

Northwoods Capital XII-B Ltd.
5.228% due 06/15/2031 •		6,801	6,808

Ocean Trails CLO X
6.018% due 10/15/2034 •		1,400	1,403

Octagon Investment Partners 40 Ltd.
5.365% due 01/20/2035 •		26,200	26,246

OFSI BSL X Ltd.
5.595% due 04/20/2034 •		13,000	13,014

OneMain Financial Issuance Trust
5.872% due 09/15/2036 •		2,600	2,628

Oportun Funding Trust
4.960% due 08/16/2032		3,632	3,637

Oportun Issuance Trust
5.010% due 02/08/2033		5,100	5,108
5.300% due 02/08/2033		1,000	1,001
5.860% due 02/09/2032		1,156	1,158
5.890% due 02/08/2033		500	501

Oxford Finance Funding LLC
3.602% due 02/15/2030		8,215	8,164

OZLM XXIV Ltd.
6.287% due 07/20/2032 •		9,750	9,767

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		2,230	1,221
5.065% due 03/15/2032		2,375	2,382
5.092% due 07/15/2032		2,825	2,840
5.108% due 03/15/2033		2,600	2,620
5.156% due 07/15/2032		2,288	2,309
5.162% due 04/15/2032		690	690
5.183% due 06/15/2032		3,745	3,766
5.329% due 10/15/2032		18,898	19,001
5.331% due 01/15/2032		2,020	2,029
5.617% due 04/15/2032 «		2,478	2,483
5.628% due 07/15/2032		17,299	17,499
5.637% due 07/15/2032		1,185	1,194
5.639% due 10/15/2032		6,999	7,046
5.750% due 06/15/2032		2,663	2,682
5.823% due 04/15/2032 «		1,429	1,433
5.871% due 07/15/2032		1,343	1,352
6.261% due 04/15/2032 «		1,499	1,504
6.278% due 10/15/2031		1,336	1,348
10.273% due 04/15/2032 «		1,849	1,808

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		1,251	1,260

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031		1,614	1,628

Pagaya AI Debt Trust
5.373% due 01/17/2033		6,200	6,251
6.258% due 10/15/2031		3,197	3,217
6.319% due 08/15/2031		1,410	1,419
6.660% due 07/15/2031		246	248
8.798% due 07/15/2031		11,760	11,841
9.099% due 04/15/2031		259	260
9.538% due 06/16/2031		3,246	3,341

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034		5,500	5,567

Palmer Square European Loan Funding DAC
3.006% due 01/15/2033 •	EUR	613	720

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	173

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Parallel Ltd.
5.428% due 07/15/2034 •		$19,600	$19,616

Pikes Peak CLO 2
5.549% due 10/11/2034 •		7,900	7,909

Pikes Peak CLO 4
5.528% due 07/15/2034 •		8,300	8,313

PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039		6,283	6,298

Providus CLO II DAC
3.186% due 10/15/2038 •	EUR	1,750	2,061

RCKT Trust
4.900% due 07/25/2034		$1,942	1,947

Reach ABS Trust
4.930% due 08/18/2032		13,974	14,033
4.960% due 08/16/2032		4,011	4,023
5.340% due 08/16/2032		3,400	3,453
5.880% due 07/15/2031		1,300	1,307
5.990% due 08/16/2032		800	815
6.300% due 02/18/2031		213	213

Recette CLO Ltd.
5.987% due 04/20/2034 •		2,000	2,004

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		10,307	10,333

Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,449
5.830% due 07/15/2036		2,500	2,558

Rockford Tower CLO Ltd.
5.293% due 07/20/2034 •		800	800

Romark Credit Funding I Ltd.
3.572% due 04/28/2038		11,000	10,755

Romark Credit Funding II Ltd.
2.625% due 10/25/2039		1,500	1,418

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		7,400	7,426

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		18,500	18,542

Sculptor CLO XXVII Ltd.
5.385% due 07/20/2034 •		15,700	15,707

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		15,300	15,360

SLM Student Loan Trust
2.489% due 07/25/2039 •	EUR	599	665
2.564% due 12/15/2033 •		503	558

SMB Private Education Loan Trust
0.000% due 03/15/2055 «(e)		$3	38
1.290% due 07/15/2053		2,325	2,219
2.310% due 01/15/2053		3,289	3,220
4.000% due 09/15/2042		10,401	10,337
4.500% due 10/15/2048		3,000	2,983
4.550% due 02/16/2055		21,460	21,124
4.780% due 03/15/2055		2,300	2,269
4.950% due 02/16/2055		10,709	10,621
4.960% due 03/15/2055		48,442	48,674
4.995% due 01/15/2053 •		542	537
5.020% due 03/17/2053		19,683	19,926
5.060% due 03/16/2054		9,497	9,638
5.090% due 10/16/2056		2,143	2,173
5.100% due 03/15/2055		2,300	2,310
5.260% due 03/15/2055		4,600	4,447
5.380% due 07/15/2053		25,206	25,895
5.474% due 06/17/2052 •		2,503	2,504
5.474% due 07/15/2053 •		17,147	17,116
5.500% due 06/17/2052		12,433	12,813
5.572% due 03/15/2055 •		5,349	5,359
5.722% due 10/16/2056 •		2,914	2,940
5.822% due 03/15/2056 •		7,379	7,471

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.172% due 10/16/2056 •	$1,448	$1,479
6.222% due 05/16/2050 •	1,812	1,841

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(e)	4,019	5,438
0.000% due 10/25/2034 «	4,045	5,188
4.190% due 10/25/2034 «(c)	37,055	37,045
4.530% due 10/25/2034 «(c)	3,787	3,774
4.800% due 02/27/2034	5,328	5,357
4.900% due 10/25/2034 «(c)	2,942	2,930
4.910% due 03/27/2034 «	27,129	27,292
5.200% due 10/25/2034 «(c)	2,170	2,159
5.250% due 03/27/2034 «	3,796	3,850
5.770% due 03/27/2034 «	2,944	3,022
6.260% due 03/27/2034 «	2,177	2,253

SoFi Professional Loan Program LLC
1.030% due 08/17/2043	7,273	6,433

Sound Point CLO XXVII Ltd.
5.760% due 10/25/2034 •	10,400	10,423

Start II Ltd.
4.089% due 03/15/2044	2,369	2,355

Store Master Funding I-VII
4.290% due 10/20/2048	4,002	3,978

Stream Innovations Issuer Trust
6.270% due 07/15/2044	2,472	2,575

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	8,400	8,441

Sycamore Tree CLO Ltd.
6.005% due 01/20/2037 •	19,900	19,992

Symphony CLO XXII Ltd.
5.509% due 04/18/2033 •	8,017	8,029

T-Mobile U.S. Trust
4.250% due 05/21/2029	7,700	7,735

Taberna Preferred Funding II Ltd.
5.013% due 11/05/2035 •	1,202	1,124

Taberna Preferred Funding VI Ltd.
4.943% due 12/05/2036 •	26,729	24,056

TCI-Symphony CLO Ltd.
6.132% due 10/13/2032 •	18,530	18,571

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	2,696	2,718
5.290% due 06/20/2050	2,100	2,136

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •	4,100	4,106

Thunderbolt II Aircraft Lease Ltd.
5.960% due 09/15/2038 þ	6,202	6,199

Trinitas CLO VII Ltd.
5.378% due 01/25/2035 •	16,000	16,053

Tropic CDO V Ltd.
4.899% due 07/15/2036 •	8,939	8,603

Trysail CLO Ltd.
5.564% due 10/20/2033 •	5,500	5,508

U.S. Capital Funding V Ltd.
4.870% due 10/10/2040 •	507	474

Upstart Pass-Through Trust
4.300% due 05/20/2030	486	485
7.900% due 10/20/2028	1,213	1,231

Upstart Securitization Trust
4.600% due 09/20/2035	6,600	6,607
5.020% due 09/20/2035	1,200	1,200

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	580	578

UPX HIL Issuer Trust
5.160% due 01/25/2047	2,308	2,320

Venture 33 CLO Ltd.
5.639% due 07/15/2031 •	1,908	1,910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 44 CLO Ltd.
5.465% due 10/20/2034 •	$5,575	$5,585

Venture XXIX CLO Ltd.
5.463% due 09/07/2030 •	2,755	2,759

Vibrant CLO XI Ltd.
6.287% due 07/20/2032 •	12,125	12,146

Voya CLO Ltd.
6.029% due 10/15/2030 •	4,000	4,006

WATR I Issuer Trust
0.000% due 06/17/2050 «	3,614	6,163
5.250% due 06/17/2050 «	24,890	24,952
5.560% due 06/17/2050 «	5,300	5,316
5.810% due 06/17/2050 «	3,300	3,310
6.770% due 06/17/2050 «	5,800	5,817

Wellfleet CLO Ltd.
5.436% due 07/15/2034 •	5,000	5,012

Wind River CLO Ltd.
5.378% due 10/15/2034 •	17,008	17,033

		2,108,814

Total Asset-Backed Securities (Cost $3,963,694)		3,869,565

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (f) 0.0%
		20

SHORT-TERM NOTES 0.0%

Pagaya AI Debt Trust
4.858% due 06/15/2026	6,029	6,033

U.S. TREASURY BILLS 0.5%
4.049% due 10/16/2025 - 01/27/2026 (d)(e)(i)(k)	61,984	61,511

Total Short-Term Instruments (Cost $67,553)		67,564

Total Investments in Securities (Cost $26,586,205)		26,085,096

	SHARES
INVESTMENTS IN AFFILIATES 0.9%

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III	12,164,035	118,466

Total Short-Term Instruments (Cost $118,454)		118,466

Total Investments in Affiliates (Cost $118,454)		118,466

Total Investments 209.1% (Cost $26,704,659)		$26,203,562

Financial Derivative Instruments (h)(j) 2.2% (Cost or Premiums, net $595,300)		269,699

Other Assets and Liabilities, net (111.3)%		(13,942,968)

Net Assets 100.0%		$12,530,293

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

174	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	4.000%	09/30/2025	10/01/2025	$ 20	U.S. Treasury Bills 0.000% due 12/09/2025	$(20)	$20	$20

Total Repurchase Agreements						$(20)	$20	$20

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/22/2025	10/14/2025	$(241,763)	$(242,024)
CIB	4.320	09/22/2025	10/14/2025	(84,672)	(84,764)
GSC	4.320	09/22/2025	10/14/2025	(522,056)	(522,620)
IND	4.320	09/22/2025	10/14/2025	(18,383)	(18,403)
SBI	4.300	09/22/2025	10/14/2025	(1,842,078)	(1,844,058)
	4.300	09/26/2025	10/14/2025	(359,613)	(359,828)
WFS	4.310	09/22/2025	10/14/2025	(471,764)	(472,272)

Total Reverse Repurchase Agreements					$(3,543,969)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	4.250%	09/22/2025	10/22/2025	$(306)	$(306)
	4.320	09/15/2025	10/15/2025	(4,261)	(4,269)

Total Sale-Buyback Transactions					$(4,575)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (24.0)%
Government National Mortgage Association, TBA	3.500%	10/01/2055	$9,000	$(8,298)	$(8,207)
Uniform Mortgage-Backed Security, TBA	1.500	10/01/2040	9,500	(8,566)	(8,502)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	109,900	(101,622)	(101,033)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	73,050	(58,874)	(58,898)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	31,118	(25,937)	(26,222)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	449,117	(378,650)	(378,519)
Uniform Mortgage-Backed Security, TBA	3.000	10/01/2040	26,025	(25,106)	(24,933)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	1,176,405	(1,045,132)	(1,033,534)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2040	1,000	(974)	(969)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2055	234,510	(215,044)	(214,221)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2040	3,000	(2,965)	(2,951)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2055	777,400	(734,127)	(732,592)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2040	1,000	(1,003)	(999)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2055	152,300	(147,933)	(147,745)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	175

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	5.000%	10/01/2040	$2,000	$(2,026)	$(2,021)
Uniform Mortgage-Backed Security, TBA	5.500	10/01/2040	1,000	(1,023)	(1,022)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	268,900	(271,533)	(270,958)

Total Short Sales (24.0)%				$(3,028,813)	$(3,013,326)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(242,024)	$0	$(242,024)	$248,496	$6,472
CIB	0	(84,764)	0	(84,764)	87,064	2,300
DEU	20	0	0	20	(20)	0
GSC	0	(522,620)	0	(522,620)	542,239	19,619
IND	0	(18,403)	0	(18,403)	18,892	489
SBI	0	(2,203,886)	0	(2,203,886)	2,286,915	83,029
WFS	0	(472,272)	0	(472,272)	489,558	17,286

Master Securities Forward Transaction Agreement
UBS	0	0	(4,575)	(4,575)	4,551	(24)

Total Borrowings and Other Financing Transactions	$20	$(3,543,969)	$(4,575)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(3,543,969)	$0	$0	$(3,543,969)

Total	$0	$(3,543,969)	$0	$0	$(3,543,969)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(4,575)	0	0	(4,575)

Total	$0	$(4,575)	$0	$0	$(4,575)

Total Borrowings	$0	$(3,548,544)	$0	$0	$(3,548,544)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(3,548,544)

(g)	Securities with an aggregate market value of $3,681,320 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(3,985,861) at a weighted average interest rate of 4.461%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	2,450	$	589,929	$(2,759)	$184	$0
3-Month SOFR Active Contract December Futures	03/2027	13,878		3,362,119	4,602	867	0
3-Month SOFR Active Contract June Futures	09/2026	2,312		559,013	219	174	0

176	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2025	1,823	$	199,063	$323	$71	$0
U.S. Treasury 10-Year Note December Futures	12/2025	4,597		517,163	1,375	0	(72)

					$3,760	$1,296	$(72)

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	11,696	$	(2,821,806)	$7,008	$0	$(877)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	101		(12,126)	(299)	57	0

					$6,709	$57	$(877)

Total Futures Contracts					$10,469	$1,353	$(949)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2035	$	104,260	$	(870)	$1,642	$772	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2026		633,000		4,857	988	5,845	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		126,500		(93)	650	557	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2026		567,300		(115)	508	393	117	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		511,100		3,494	(1,496)	1,998	251	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400		22	(160)	(138)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		2,800		0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		5,500		0	(29)	(29)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		1,900		0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		700		(2)	(4)	(6)	0	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2028		23,700		253	(110)	143	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029		41,300		155	(713)	(558)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		187,800		(6,091)	702	(5,389)	0	(131)
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029		183,400		3,998	(1,300)	2,698	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029		164,400		3,576	577	4,153	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		1,500		0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		3,700		0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		3,200		0	4	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		3,200		0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		5,600		0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		3,900		0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		7,100		0	(12)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		7,100		0	(13)	(13)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030		3,200		0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		3,200		0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		2,100		0	(11)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,600		0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,600		0	(17)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		4,500		0	(30)	(30)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		3,400		0	(23)	(23)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		2,100		0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		2,100		0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		2,100		0	(18)	(18)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		1,400		0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,100		0	(19)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,200		0	(21)	(21)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		2,100		0	(21)	(21)	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		3,532,300		89,735	(28,410)	61,325	1,470	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031		71,700		1,506	(2,299)	(793)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031		142,000		3,053	749	3,802	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031		143,500		3,003	(425)	2,578	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031		112,100		2,479	(879)	1,600	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031		27,100		573	(96)	477	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		679,300		(2,657)	(7,473)	(10,130)	0	(254)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032		179,200		2,079	(1,234)	845	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600		140,696	25,845	166,541	0	(253)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,342,000		4,715	16,181	20,896	386	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		258,700		22,630	7,187	29,817	0	(34)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	177

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	02/07/2034	$267,500	$	1,792	$1,103	$2,895	$0	$(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	264,500		1,891	956	2,847	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	91,900		666	320	986	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034	46,100		410	84	494	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034	211,000		1,834	393	2,227	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	122,500		992	289	1,281	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034	122,500		894	385	1,279	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034	99,250		(55)	3,325	3,270	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	909,400		(10,779)	6,358	(4,421)	0	(50)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	121,100		7,947	(3,457)	4,490	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	281,300		9,682	414	10,096	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	341,400		(5,850)	3,134	(2,716)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.660	Annual	09/30/2035	190,000		3,624	(3,711)	(87)	0	(28)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	213,400		(4,397)	2,835	(1,562)	4	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	4,900	EUR	90	526	616	0	(5)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	18,660		(34)	8	(26)	0	(63)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000		111	998	1,109	0	(9)

Total Swap Agreements						$	285,814	$24,074	$309,888	$2,253	$(1,570)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,353	$2,253	$3,606	$0	$ (949)	$ (1,570)	$ (2,519)

(i)

Securities with an aggregate market value of $17,970 and cash of $139,491 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	60,365		$70,407	$0	$(465)
	10/2025		$22,924	CAD	31,891	0	(7)
	11/2025	CAD	31,841		$22,924	7	0

BOA	10/2025		$5,391	EUR	4,605	16	0

BPS	10/2025	EUR	2,489		$2,931	9	0

BRC	10/2025		$1,515	EUR	1,295	6	0
	11/2025	EUR	2,802		$3,298	2	0

CBK	10/2025	CAD	37		26	0	0
	11/2025		$26	CAD	37	0	0

JPM	10/2025	CAD	33,197		$24,022	167	0
	10/2025		$1,007	CAD	1,390	0	(9)

MBC	10/2025	CAD	18		$13	0	0
	10/2025		$1,294	GBP	963	1	0
	11/2025		1,272		946	1	0

SCX	10/2025		131,827		98,555	719	0
	11/2025	GBP	98,555		$131,850	0	(719)

SOG	10/2025		$66,978	EUR	56,954	0	(111)
	11/2025	EUR	56,954		$67,113	112	0

SSB	10/2025	GBP	99,518		134,142	300	0

UAG	10/2025	CAD	30		22	0	0

Total Forward Foreign Currency Contracts						$1,340	$(1,311)

178	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.233%	10/06/2025	88,400	$ 331	$19
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	1,042,200	1,544	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.290	12/11/2025	35,900	517	153
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/20/2026	112,100	410	23
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.700	03/23/2026	114,300	274	214
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	79,800	22	20
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/16/2026	305,000	907	635
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.600	06/17/2026	266,900	881	700
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/30/2026	166,800	701	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	2,531
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,189
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	4,425
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	4,969
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	4,381
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	4,975
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	32,400	2,869	2,520
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	32,400	2,869	2,817
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	32,600	2,923	2,770
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	32,600	2,923	2,690
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	129,000	11,520	10,670
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	64,500	5,828	5,452
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	128,800	11,581	11,746
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	64,400	5,791	5,099
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	62,200	5,474	5,196
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	62,200	5,474	5,195
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	68,700	5,946	6,248
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	68,700	5,946	5,363
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	43,200	3,722	3,982
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	43,200	3,722	3,336

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	186,000	372	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	10/16/2025	118,500	0	1

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	426,200	339	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2025	1,483,000	539	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.976	10/17/2025	115,600	6	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/06/2026	162,400	491	46

CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	181,400	244	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	1,023

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	183,500	310	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	2,653,500	775	659
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	97,400	1,252	986
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	97,400	1,252	1,609
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	24,900	2,215	1,973
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	24,900	2,215	2,141
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	35,800	3,274	3,254
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	35,800	3,274	2,840
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	35,700	3,211	3,095
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	35,700	3,211	2,906
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	50,900	4,553	4,277
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	50,900	4,553	4,238
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	119,800	10,638	10,537
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	59,900	5,319	4,822
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	90,600	7,964	7,663
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	90,600	7,964	7,494

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	354,400	354	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	485,000	199	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/14/2025	1,928,700	587	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	132,400	487	188
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	84,200	328	21
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/31/2026	93,000	346	24
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	150,100	492	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2026	192,500	760	362
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.740	10/30/2025	95,200	714	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.740	10/30/2025	70,100	713	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	3,647
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,681

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	179

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	10/03/2025	83,300	$ 500	$0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.103	10/09/2025	164,900	231	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	11/10/2025	96,600	758	12
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	391,000	2,541	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	34,800	3,080	2,754
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	34,800	3,080	2,983
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	34,900	3,127	2,914
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	34,900	3,127	2,907

JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	136,400	559	186
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/20/2026	201,000	397	154
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/17/2026	563,000	1,686	1,180
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	35,400	3,183	2,791
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	35,400	3,183	3,075
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.458	08/01/2035	121,400	10,586	10,231
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.458	08/01/2035	121,400	10,586	10,018
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	53,400	4,600	4,922
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	53,400	4,600	4,124

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	391,000	766	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/29/2025	332,400	415	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.985	10/29/2025	88,600	1,692	10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.077	11/10/2025	294,800	943	229
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	173,000	2,093	295
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	1,997
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	531
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	186,000	1,274	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	238,500	3,667	126
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	57,000	5,022	4,873
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	57,000	5,022	4,686

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	202,000	374	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	202,000	1,242	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	202,100	1,338	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	148,400	13,252	12,275
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	74,200	6,704	6,272
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	119,400	10,507	10,348
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	119,400	10,507	9,722

							$ 315,396	$267,476

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.033%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$4,875

NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.033	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	4,946

						$46,224	$9,821

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055	$	96.672	11/06/2025	255,000	$478	$180
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		99.094	12/04/2025	63,000	59	67

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		96.980	10/07/2025	149,000	355	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		97.094	10/07/2025	146,000	319	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.875	10/07/2025	209,500	262	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.891	10/07/2025	147,000	184	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		98.961	10/07/2025	313,000	281	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		99.164	10/07/2025	419,000	426	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.813	11/06/2025	402,200	204	15
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.945	12/04/2025	148,000	162	139
	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.969	12/04/2025	213,000	283	203

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA due 12/01/2055		98.957	12/04/2025	212,000	232	200

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		99.641	10/07/2025	65,000	46	0
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		98.180	11/06/2025	202,300	237	27
	Put - OTC Uniform Mortgage-Backed Security, TBA due 11/01/2055		99.797	11/06/2025	202,300	95	7

						$3,623	$838

Total Purchased Options						$365,243	$278,135

180	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.330%	10/08/2025	115,800	$ (1,544)	$(54)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	3,450	(22)	(25)

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.373	10/16/2025	118,500	(3)	(185)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.248	10/07/2025	95,400	(320)	0

BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.450	10/09/2025	96,300	(539)	(210)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.476	10/17/2025	115,600	0	(442)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.908	11/06/2025	160,800	(237)	(66)

DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.115	10/07/2025	277,100	(423)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	114,650	(775)	(819)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.274	10/07/2025	93,300	(354)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.028	12/04/2025	152,700	(282)	(316)

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	354,400	(174)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.410	10/14/2025	110,000	(587)	(194)

GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	204,400	(281)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.221	10/07/2025	156,200	(262)	0

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	10/07/2025	40,100	(48)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.032	12/04/2025	152,500	(233)	(309)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.036	12/04/2025	152,500	(229)	(303)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/29/2025	332,400	(196)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.200	10/07/2025	96,100	(183)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.081	11/06/2025	201,600	(131)	(23)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.084	11/06/2025	230,400	(150)	(26)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.577	11/10/2025	147,400	(398)	(587)

							$ (7,371)	$(3,559)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,497)	$(727)
	Put - OTC 2-Year Interest Rate Floor	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(1,925)

NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(714)
	Put - OTC 2-Year Interest Rate Floor (2)	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(1,957)

						$(46,098)	$(5,323)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055	$	93.484	10/07/2025	1,000	$(4)	$(8)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		102.375	10/07/2025	236,500	(351)	(64)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA due 10/01/2055		93.938	10/07/2025	11,000	(38)	(54)

						$(393)	$(126)

Total Written Options						$(53,862)	$(9,008)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,336	$(461)	$348	$0	$(113)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,230	(877)	623	0	(254)

BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	204	(60)	44	0	(16)

SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,045	(497)	336	0	(161)

Total Swap Agreements						$(1,895)	$1,351	$0	$(544)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	181

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$7	$0	$0	$7	$(472)	$0	$0	$(472)	$(465)	$567	$102
BOA	16	99,570	0	99,586	0	(79)	(367)	(446)	99,140	3,309	102,449
BPS	9	1	0	10	0	(185)	0	(185)	(175)	382	207
BRC	8	49	0	57	0	(718)	(16)	(734)	(677)	730	53
CBK	0	1,023	0	1,023	0	0	0	0	1,023	(916)	107
DUB	0	63,369	0	63,369	0	(3,787)	0	(3,787)	59,582	(1,150)	58,432
FAR	0	8,965	0	8,965	0	(194)	0	(194)	8,771	83	8,854
GLM	0	11,576	0	11,576	0	0	0	0	11,576	837	12,413
GSC	0	357	0	357	0	0	0	0	357	0	357
JPM	167	36,881	0	37,048	(9)	(620)	0	(629)	36,419	392	36,811
MBC	2	0	0	2	0	0	0	0	2	0	2
MSC	0	34	0	34	0	(64)	0	(64)	(30)	0	(30)
MYC	0	12,747	0	12,747	0	(636)	0	(636)	12,111	(1,950)	10,161
NGF	0	43,563	0	43,563	0	(2,671)	0	(2,671)	40,892	440	41,332
SAL	0	0	0	0	0	(54)	(161)	(215)	(215)	145	(70)
SCX	719	0	0	719	(719)	0	0	(719)	0	0	0
SOG	112	0	0	112	(111)	0	0	(111)	1	0	1
SSB	300	0	0	300	0	0	0	0	300	(450)	(150)

Total Over the Counter	$1,340	$278,135	$0	$279,475	$(1,311)	$(9,008)	$(544)	$(10,863)

(k)

Securities with an aggregate market value of $6,886 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,353	$1,353
Swap Agreements	0	0	0	0	2,253	2,253

	$0	$0	$0	$0	$3,606	$3,606

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,340	$0	$1,340
Purchased Options	0	0	0	0	278,135	278,135

	$0	$0	$0	$1,340	$278,135	$279,475

	$0	$0	$0	$1,340	$281,741	$283,081

182	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$949	$949
Swap Agreements	0	0	0	0	1,570	1,570

	$0	$0	$0	$0	$2,519	$2,519

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,311	$0	$1,311
Written Options	0	0	0	0	9,008	9,008
Swap Agreements	0	544	0	0	0	544

	$0	$544	$0	$1,311	$9,008	$10,863

	$0	$544	$0	$1,311	$11,527	$13,382

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$46,968	$46,968
Swap Agreements	0	0	0	0	165,278	165,278

	$0	$0	$0	$0	$212,246	$212,246

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,903)	$0	$(16,903)
Purchased Options	0	0	0	0	(46,355)	(46,355)
Written Options	0	0	0	0	23,849	23,849
Swap Agreements	0	94	0	0	0	94

	$0	$94	$0	$(16,903)	$(22,506)	$(39,315)

	$0	$94	$0	$(16,903)	$189,740	$172,931

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(10,620)	$(10,620)
Swap Agreements	0	0	0	0	(163,476)	(163,476)

	$0	$0	$0	$0	$(174,096)	$(174,096)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,832	$0	$4,832
Purchased Options	0	0	0	0	(17,387)	(17,387)
Written Options	0	0	0	0	6,316	6,316
Swap Agreements	0	(71)	0	0	0	(71)

	$0	$(71)	$0	$4,832	$(11,071)	$(6,310)

	$0	$(71)	$0	$4,832	$(185,167)	$(180,406)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,610	$9,610
Corporate Bonds & Notes
Banking & Finance	0	22,217	0	22,217
Industrials	0	967	125,580	126,547
Municipal Bonds & Notes
Michigan	0	3,604	0	3,604
U.S. Government Agencies	0	18,154,160	0	18,154,160
U.S. Treasury Obligations	0	21,165	0	21,165

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Non-Agency Mortgage-Backed Securities	$0	$3,652,056	$158,608	$3,810,664
Asset-Backed Securities
Automobile ABS Other	0	194,298	0	194,298
Automobile Sequential	0	313,121	0	313,121
CMBS Other	0	137,880	0	137,880
Home Equity Other	0	927,255	22,461	949,716
Home Equity Sequential	0	369	0	369
Manufacturing House Sequential	0	4,061	0	4,061
Whole Loan Collateral	0	161,306	0	161,306
Other ABS	0	1,960,422	148,392	2,108,814

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	183

Schedule of Investments	PIMCO Mortgage Opportunities and Bond Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short-Term Instruments
Repurchase Agreements	$0	$20	$0	$20
Short-Term Notes	0	6,033	0	6,033
U.S. Treasury Bills	0	61,511	0	61,511

	$0	$25,620,445	$464,651	$26,085,096

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,466	$0	$0	$118,466

Total Investments	$118,466	$25,620,445	$464,651	$26,203,562

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,013,326)	$0	$(3,013,326)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,606	$0	$3,606
Over the counter	0	279,475	0	279,475

	$0	$283,081	$0	$283,081

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,519)	0	(2,519)
Over the counter	0	(10,319)	(544)	(10,863)

	$0	$(12,838)	$(544)	$(13,382)

Total Financial Derivative Instruments	$0	$270,243	$(544)	$269,699

Totals	$118,466	$22,877,362	$464,107	$23,459,935

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$6,784	$2,821	$(21)	$4	$0	$22	$0	$0	$9,610	$22
Corporate Bonds & Notes
Industrials	0	125,580	0	0	0	0	0	0	125,580	0
Non-Agency Mortgage-Backed Securities	304,478	91,463	(124,586)	263	550	(2,421)	0	(111,139)	158,608	(851)
Asset-Backed Securities
Home Equity Other	0	22,500	0	0	0	(39)	0	0	22,461	(39)
Other ABS	67,653	149,974	(64,536)	28	(171)	(573)	0	(3,983)	148,392	(789)

	$378,915	$392,338	$(189,143)	$295	$379	$(3,011)	$0	$(115,122)	$464,651	$(1,657)

Financial Derivative Instruments - Liabilities
Over the counter	$(557)	$10	$(12)	$0	$88	$(73)	$0	$0	$(544)	$(15)

Totals	$378,358	$392,348	$(189,155)	$295	$467	$(3,084)	$0	$(115,122)	$464,107	$(1,672)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,800	Cost	Purchase Price	100.000	—
	6,810	Discounted Cash Flow	Discount Rate	6.436	—
Corporate Bonds & Notes
Industrials	125,580	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	67,326	Discounted Cash Flow	Discount Rate	5.307-7.109	5.851
	30,658	Proxy Pricing	Base Price	97.967-100.000	98.219
	60,624	Recent Transaction	Purchase Price	99.750-100.842	100.657
Asset-Backed Securities
Home Equity Other	22,461	Proxy Pricing	Base Price	99.999	—
Other ABS	97,297	Discounted Cash Flow	Discount Rate	4.616-24.400	5.966
	51,095	Proxy Pricing	Base Price	100.00	—

184	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average

Financial Derivative Instruments - Liabilities
Over the counter	$(544)	Indicative Market Quotation	Broker Quote	91.500-92.000	91.896

Total	$464,107

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	185

Schedule of Investments	PIMCO Total Return ESG Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(f)	EUR	378	$	444

Project Fenno
TBD% - 0.500% due 07/10/2028 «µ(f)		547		643
4.366% (EUR003M + 2.350%) due 07/10/2028 «~(f)		550		645

Project Nova
7.250% (PRIME) due 08/31/2026 «~		$400		400

Total Loan Participations and Assignments (Cost $2,065)				2,132

CORPORATE BONDS & NOTES 29.3%

BANKING & FINANCE 13.6%

Bank of America Corp.
4.948% due 07/22/2028 •		3,300		3,348

BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300		1,255
3.099% due 01/01/2030		3,400		3,095

Boston Properties LP
2.550% due 04/01/2032		1,100		952

BPCE SA
6.714% due 10/19/2029 •		3,800		4,036

Brookfield Finance, Inc.
2.724% due 04/15/2031		17,900		16,357

Citibank NA
4.876% due 11/19/2027 •		7,200		7,258

Community Preservation Corp.
2.867% due 02/01/2030		15,000		13,957

Corp. Inmobiliaria Vesta SAB de CV
3.625% due 05/13/2031		10,000		9,300

CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	3,100		3,976

CTP NV
0.625% due 09/27/2026	EUR	6,500		7,491

Digital Dutch Finco BV
1.500% due 03/15/2030		4,300		4,694

European Investment Bank
1.625% due 10/09/2029		$5,650		5,219
2.375% due 05/24/2027		10,000		9,794
3.300% due 02/03/2028	AUD	3,400		2,226
3.750% due 02/14/2033		$4,000		3,941

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		6,600		6,493

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		3,300		3,277

Golub Capital BDC, Inc.
7.050% due 12/05/2028		3,900		4,124

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		3,200		3,289

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		675		623
8.000% due 06/15/2027		2,187		2,278

Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800		6,055
3.500% due 09/15/2030		3,100		2,912

HSBC Holdings PLC
5.130% due 03/03/2031 •		3,300		3,380

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	126,000		7,265

JPMorgan Chase & Co.
6.070% due 10/22/2027 •		$2,400		2,448

KEB Hana Bank
5.375% due 04/23/2027		2,700		2,755

Kilroy Realty LP
2.650% due 11/15/2033		7,900		6,471

Local Initiatives Support Corp.
3.782% due 03/01/2027		5,000		4,979

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Low Income Investment Fund
3.386% due 07/01/2026		$1,700	$	1,674
3.711% due 07/01/2029		4,300		4,140

Manulife Financial Corp.
3.703% due 03/16/2032		7,000		6,703

Norinchukin Bank
2.080% due 09/22/2031		2,900		2,516
5.094% due 10/16/2029		3,200		3,276
5.430% due 03/09/2028		4,400		4,506

Piedmont Operating Partnership LP
3.150% due 08/15/2030		2,700		2,455

Prologis LP
4.200% due 02/15/2033	CAD	4,600		3,382

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		$3,200		3,305

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		5,000		4,743

Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000		12,782
5.500% due 03/09/2028		3,600		3,716

Toronto-Dominion Bank
5.264% due 12/11/2026		3,800		3,854

UBS Group AG
3.126% due 08/13/2030 •		3,900		3,726
5.428% due 02/08/2030 •		5,400		5,580

WP Carey, Inc.
2.450% due 02/01/2032		7,600		6,673

				226,279

INDUSTRIALS 8.6%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		3,700		3,677

AP Moller - Maersk AS
5.875% due 09/14/2033		2,914		3,094

Autodesk, Inc.
2.400% due 12/15/2031		5,000		4,432

Beignet
6.850% due 06/01/2049 «(b)		16,100		16,100

BMW U.S. Capital LLC
5.050% due 03/21/2030		3,200		3,286

California Endowment
2.498% due 04/01/2051		6,900		4,031

Cigna Group
4.500% due 09/15/2030		2,500		2,508

Conagra Brands, Inc.
4.850% due 11/01/2028		2,100		2,123

Continental Wind LLC
6.000% due 02/28/2033		3,808		3,906

Coty, Inc.
4.500% due 05/15/2027	EUR	2,700		3,235

Denso Corp.
4.420% due 09/11/2029		$6,300		6,338

Doris Duke Charitable Foundation
2.345% due 07/01/2050		12,500		7,259

John D & Catherine T MacArthur Foundation
1.299% due 12/01/2030		13,400		11,522

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		4,757		4,510

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		13,600		12,143

Marriott International, Inc.
4.500% due 10/15/2031		3,200		3,187

Massachusetts Higher Education Assistance Corp.
2.673% due 07/01/2031		4,400		3,866

Mather Foundation
2.675% due 10/01/2031		9,600		8,594

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	5,000		3,769

NXP BV/NXP Funding LLC/NXP USA, Inc.
5.000% due 01/15/2033		$5,000		5,067

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Oracle Corp.
4.450% due 09/26/2030		$4,200	$	4,199

Quanta Services, Inc.
4.300% due 08/09/2028		3,200		3,216

ReNew Pvt Ltd.
5.875% due 03/05/2027		3,754		3,755

S&P Global, Inc.
2.700% due 03/01/2029		2,200		2,102

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		4,100		4,225

Smurfit Westrock Financing DAC
5.418% due 01/15/2035		2,100		2,166

Snam SpA
5.000% due 05/28/2030		3,500		3,552

Volkswagen Group of America Finance LLC
4.550% due 09/11/2028		4,100		4,114

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,900		2,165

				142,141

UTILITIES 7.1%

AES Corp.
2.450% due 01/15/2031		$1,600		1,434

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		4,900		4,927

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		2,000		1,966

Clearway Energy Operating LLC
4.750% due 03/15/2028		2,000		1,978

Duke Energy Carolinas LLC
3.950% due 11/15/2028		4,000		4,001

Duke Energy Florida LLC
2.500% due 12/01/2029		4,900		4,606

EDP Finance BV
1.710% due 01/24/2028		9,000		8,493

Electricite de France SA
3.625% due 10/13/2025		3,600		3,599

Enel Finance International NV
2.500% due 07/12/2031		500		447
4.625% due 06/15/2027		700		705
5.000% due 06/15/2032		1,600		1,628

Interstate Power & Light Co.
4.100% due 09/26/2028		4,300		4,288

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100		7,659
2.200% due 12/02/2026	AUD	10,300		6,677

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		$4,900		4,415

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	2,200		2,637

Pacific Gas & Electric Co.
5.050% due 10/15/2032 (b)		$3,300		3,294
6.700% due 04/01/2053		8,600		9,207

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		3,000		2,926

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		5,000		4,831

RWE Finance U.S. LLC
5.125% due 09/18/2035		4,200		4,145

San Diego Gas & Electric Co.
4.950% due 08/15/2028		4,300		4,406

SCE Recovery Funding LLC
4.697% due 06/15/2042		1,983		1,958

Solar Star Funding LLC
5.375% due 06/30/2035		4,594		4,733

Southern California Edison Co.
2.750% due 02/01/2032		5,200		4,575
3.650% due 06/01/2051		1,900		1,316
4.125% due 03/01/2048		250		191
4.650% due 10/01/2043		100		85

186	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
4.875% due 03/01/2049	$450	$	381
5.250% due 03/15/2030	3,000		3,060

Southern Power Co.
0.900% due 01/15/2026	10,000		9,905

Verizon Communications, Inc.
2.850% due 09/03/2041	5,800		4,227

			118,700

Total Corporate Bonds & Notes (Cost $513,447)			487,120

MUNICIPAL BONDS & NOTES 0.5%

CALIFORNIA 0.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.190% due 06/01/2037	2,000		1,891

California Municipal Finance Authority Revenue Bonds, Series 2020
2.877% due 11/01/2035	2,100		1,728

			3,619

MICHIGAN 0.2%

University of Michigan Revenue Bonds, Series 2022
3.504% due 04/01/2052	3,100		2,340

NEW YORK 0.1%

New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200		192
1.477% due 11/01/2027	300		286
1.577% due 05/01/2028	500		471
1.677% due 11/01/2028	875		818

			1,767

Total Municipal Bonds & Notes (Cost $9,075)			7,726

U.S. GOVERNMENT AGENCIES 42.4%

Federal Home Loan Mortgage Corp.
2.500% due 07/01/2050	7,126		6,071
3.500% due 10/01/2025 - 05/01/2048	15,351		14,314
4.000% due 08/01/2030 - 11/01/2053	32,743		30,917
4.500% due 02/01/2029 - 10/01/2053	58,591		57,022
5.000% due 10/01/2039 - 03/01/2054	43,921		43,703
5.500% due 01/01/2034 - 12/01/2054	46,969		47,473
6.000% due 09/01/2027 - 05/01/2040	623		656
6.500% due 02/01/2054	249		258
6.535% due 07/01/2030 •	1		1

Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031	850		766
1.783% due 06/25/2034	15,000		12,380

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.140% due 08/25/2029 ~(a)	24,169		723
1.242% due 09/25/2030 ~(a)	59,830		2,655

Federal Home Loan Mortgage Corp. REMICS
4.860% due 12/15/2042 •	1,820		1,804
5.197% due 10/15/2037 •	4		4
6.500% due 05/15/2032	317		325
7.000% due 02/15/2027	11		11

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.552% due 08/15/2032 ~	2		2

Federal National Mortgage Association
2.500% due 02/01/2035	2,266		2,194
3.000% due 05/01/2028 - 07/01/2052	27,293		24,343

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
3.500% due 10/01/2025 - 03/01/2047	$758	$	709
4.000% due 08/01/2029 - 09/01/2053	66,675		63,013
4.010% due 12/01/2028	7,625		7,632
4.500% due 04/01/2031 - 09/01/2053	64,404		62,717
5.000% due 02/01/2038 - 04/01/2054	65,321		65,048
5.421% due 07/01/2044 •	14		14
5.500% due 07/01/2029 - 11/01/2053	35,058		35,541
5.942% due 07/01/2035 •	25		25
6.000% due 09/01/2028 - 12/01/2054	26,509		27,150
6.085% due 08/01/2035 •	108		109
6.186% due 01/01/2035 •	26		27
6.227% due 08/01/2035 •	45		46
6.290% due 09/01/2035 •	3		3
6.374% due 03/01/2033 •	1		1
6.442% due 09/01/2034 •	11		11
6.594% due 09/01/2037 •	4		5
6.641% due 04/01/2038 •	14		14
6.777% due 04/01/2038 •	4		4
6.857% due 04/01/2038 •	6		7

Federal National Mortgage Association REMICS
4.523% due 07/25/2037 •	65		63
4.721% due 05/25/2037 •	2		2
4.770% due 06/25/2055 •	412		408
4.831% due 03/25/2037 •	5		5
6.373% due 05/25/2035 ~	11		11

Federal National Mortgage Association Trust
6.500% due 06/25/2044	11		11

Federal National Mortgage Association-ACES
2.349% due 01/25/2031 ~(a)	44,727		2,606

Government National Mortgage Association
3.500% due 08/15/2045 - 08/20/2049	13,041		12,087
4.000% due 09/20/2040 - 09/20/2055	16,115		15,266
4.625% due 07/20/2027 - 08/20/2027 •	2		1
5.000% due 03/15/2033 - 05/15/2042	194		198
5.625% due 02/20/2032 •	52		52
6.000% due 04/15/2037	27		29
7.000% due 02/20/2032	2		2

Government National Mortgage Association REMICS
4.695% due 10/20/2043 •	808		783
4.745% due 05/20/2047 •	263		254
5.046% due 05/20/2066 •	6		6
5.066% due 05/20/2065 •	202		203
5.186% due 02/20/2066 •	39		40
5.227% due 06/20/2067 •	2,540		2,572
5.266% due 09/20/2066 •	1,074		1,077
5.592% due 04/20/2067 •	621		630
5.656% due 11/20/2067 •	977		990

Government National Mortgage Association, TBA
2.000% due 11/01/2055	4,400		3,639
4.000% due 10/01/2055 - 11/01/2055	18,000		16,927
5.000% due 10/01/2055 - 11/01/2055	9,040		8,988
6.000% due 11/01/2055	18,900		19,223

Tennessee Valley Authority
1.500% due 09/15/2031	7,800		6,791

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2055 - 11/01/2055	6,500		6,125
5.000% due 11/01/2055	5,100		5,055
5.500% due 11/01/2055	4,035		4,066
6.000% due 11/01/2055	77,200		78,858
6.500% due 11/01/2055	9,000		9,307

Total U.S. Government Agencies (Cost $706,906)			703,973

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 24.2%

U.S. Treasury Bonds
1.375% due 11/15/2040 (g)	$44,300	$	28,920
1.375% due 08/15/2050 (i)	4,000		2,012
1.625% due 11/15/2050 (g)	26,500		14,226
1.750% due 08/15/2041 (g)	24,400		16,563
1.875% due 02/15/2051 (g)	16,325		9,328
1.875% due 11/15/2051	4,300		2,433
2.000% due 11/15/2041 (i)	4,000		2,811
2.000% due 02/15/2050 (g)	16,400		9,811
2.000% due 08/15/2051 (g)	15,425		9,041
2.250% due 08/15/2049 (g)(i)	32,572		20,798
2.250% due 02/15/2052	8,000		4,964
2.375% due 02/15/2042 (g)	18,800		13,937
2.375% due 11/15/2049	7,756		5,077
2.375% due 05/15/2051	4,100		2,639
2.500% due 02/15/2045 (g)(i)(k)	1,900		1,362
2.750% due 08/15/2047	300		218
2.875% due 05/15/2043 (i)	3,900		3,057
2.875% due 05/15/2049 (g)(k)	18,300		13,355
3.000% due 05/15/2042 (k)	400		325
3.000% due 11/15/2044	2,100		1,644
3.000% due 05/15/2045 (g)	2,500		1,946
3.000% due 02/15/2048 (g)(i)	12,500		9,442
3.000% due 08/15/2048	2,100		1,579
3.000% due 02/15/2049 (g)	9,200		6,890
3.125% due 02/15/2043 (g)	12,100		9,880
3.125% due 08/15/2044 (g)	1,300		1,041
3.125% due 05/15/2048	3,400		2,623
3.250% due 05/15/2042 (g)	69,900		58,749
3.375% due 08/15/2042 (g)	14,500		12,360
3.375% due 05/15/2044 (i)	1,000		835
3.375% due 11/15/2048 (g)	9,300		7,473
3.625% due 02/15/2044	2,200		1,910
3.750% due 11/15/2043 (g)(i)	7,600		6,732
3.875% due 05/15/2043 (g)	8,200		7,430
4.000% due 11/15/2042 (g)	8,800		8,139
4.375% due 08/15/2043	5,600		5,406
4.500% due 11/15/2054 (i)	2,200		2,119
4.625% due 05/15/2044	2,700		2,681
4.625% due 05/15/2054 (g)	7,700		7,567
4.750% due 08/15/2055 (g)	19,541		19,611
4.875% due 08/15/2045 (g)	7,500		7,668

U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	23,450		13,023
0.125% due 02/15/2052	1,509		818
0.250% due 02/15/2050	5,780		3,423
0.625% due 02/15/2043	984		748
0.750% due 02/15/2045	12,346		9,216
0.875% due 02/15/2047	3,747		2,770
1.000% due 02/15/2046	136		105
1.000% due 02/15/2049	1,412		1,043
1.375% due 02/15/2044	2,911		2,491
1.500% due 02/15/2053	1,739		1,393
2.125% due 02/15/2054	5,052		4,669
2.375% due 02/15/2055 (g)	1,126		1,100
1.250% due 04/15/2028 (i)	7,000		7,028

U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)	1,400		716
0.000% due 08/15/2040 (a)	300		149
0.000% due 02/15/2041 (a)	400		193
0.000% due 05/15/2041 (a)	3,600		1,718
0.000% due 08/15/2041 (a)	5,500		2,583
0.000% due 11/15/2041 (a)	1,700		787
0.000% due 02/15/2042 (a)	2,300		1,050
0.000% due 08/15/2042 (a)	2,900		1,284

Total U.S. Treasury Obligations (Cost $457,168)			400,909

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	571		514

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •	6,000		5,767

Banc of America Mortgage Trust
6.000% due 05/25/2037	1,011		804

BCAP LLC Trust
4.480% due 03/26/2037 þ	37		37

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	187

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Bear Stearns Structured Products, Inc. Trust
3.965% due 12/26/2046 ~		$234	$	187

BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •		8,858		8,427

CSMC Mortgage-Backed Trust
4.872% due 04/25/2037 •		2,283		572

DC Office Trust
2.965% due 09/15/2045		11,900		10,858

DOLP Trust
2.956% due 05/10/2041		8,600		7,693

DROP Mortgage Trust
5.414% due 10/15/2043 •		6,850		6,661

Extended Stay America Trust
5.344% due 07/15/2038 •		16,950		16,963

Gemgarto PLC
4.871% due 12/16/2067 •	GBP	430		579

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$4,497		3,967

GSMPS Mortgage Loan Trust
4.672% due 04/25/2036 •		855		739

GSR Mortgage Loan Trust
4.245% due 03/25/2047 ~		889		493

IndyMac ARM Trust
5.774% due 01/25/2032 ~		1		1

IndyMac INDX Mortgage Loan Trust
3.558% due 01/25/2036 ~		381		343

JP Morgan Chase Commercial Mortgage Securities Trust
5.275% due 06/15/2038 •		8,105		7,872
5.315% due 04/15/2038 •		9,872		9,873

JP Morgan Mortgage Trust
6.500% due 07/25/2036		1,983		607

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		5,800		4,570

Lehman Mortgage Trust
6.000% due 09/25/2037		335		330

MortgageIT Mortgage Loan Trust
4.732% due 04/25/2036 •		442		423

One New York Plaza Trust
5.215% due 01/15/2036 •		5,000		4,922

PRPM Trust
6.250% due 08/25/2068 þ		2,006		2,021

RALI Trust
4.652% due 07/25/2036 •		668		612

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •		11,000		10,930

SLG Office Trust
0.258% due 07/15/2041 ~(a)		156,137		1,850

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		478		182

SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200		9,193
2.850% due 02/12/2041		1,700		1,459

Thornburg Mortgage Securities Trust
4.712% due 10/25/2046 •		249		237

VASA Trust
5.165% due 07/15/2039 •		10,730		10,512

WaMu Mortgage Pass-Through Certificates Trust
4.206% due 12/25/2036 ~		381		342
4.993% due 03/25/2037 ~		381		352

Total Non-Agency Mortgage-Backed Securities (Cost $140,079)				130,892

ASSET-BACKED SECURITIES 10.8%

AUTOMOBILE SEQUENTIAL 1.4%

BMW Vehicle Lease Trust
4.430% due 06/26/2028		3,200		3,226
4.980% due 03/25/2027		3,387		3,400

FHF Issuer Trust
5.690% due 02/15/2030		2,063		2,081
5.890% due 06/15/2030		2,394		2,416

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

FHF Trust
4.430% due 01/18/2028		$859	$	859
6.570% due 06/15/2028		713		719

Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		5,000		5,031
5.570% due 09/25/2029		3,000		3,094

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		2,000		2,048

				22,874

CMBS OTHER 0.5%

MF1 LLC
5.456% due 02/18/2040 •		3,200		3,204

MF1 Ltd.
5.484% due 02/19/2037 •		5,557		5,564

				8,768

HOME EQUITY OTHER 0.6%

Bear Stearns Asset-Backed Securities I Trust
4.592% due 08/25/2036 •		162		157

Countrywide Asset-Backed Certificates Trust
4.732% due 05/25/2037 •		1,534		1,422

GSAMP Trust
4.342% due 12/25/2036 •		228		113

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •		190		54

JP Morgan Mortgage Acquisition Corp.
2.706% due 10/25/2035 •		426		421

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •		2,409		1,111
4.572% due 06/25/2036 •		467		410
5.522% due 07/25/2037 •		400		352

Morgan Stanley IXIS Real Estate Capital Trust
4.422% due 11/25/2036 •		7,548		2,428

New Century Home Equity Loan Trust
7.272% due 01/25/2033 •		466		406

Option One Mortgage Loan Trust
4.712% due 02/25/2037 •		3,160		1,554

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		3,359		1,006

				9,434

HOME EQUITY SEQUENTIAL 0.0%

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		252		66

WHOLE LOAN COLLATERAL 0.1%

Lehman XS Trust
4.987% due 01/25/2036 þ		2,304		2,065

OTHER ABS 8.2%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		3,600		3,603

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		3,500		3,505

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		2,300		2,303

ARES European CLO XIV DAC
3.054% due 10/21/2034 •	EUR	2,911		3,422

ARES XXVII CLO Ltd.
5.464% due 10/28/2034 •		$4,900		4,908

Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	2,411		2,828

Bain Capital Credit CLO Ltd.
5.379% due 07/24/2034 •		$2,550		2,553

Canyon CLO Ltd.
5.398% due 07/15/2034 •		1,900		1,902

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

College Avenue Student Loans LLC
5.472% due 12/26/2047 •		$567	$	567

CQS U.S. CLO Ltd.
5.525% due 01/20/2035 •		4,800		4,819

Crown Point CLO 7 Ltd.
5.555% due 10/20/2031 •		1,643		1,645

Elevation CLO Ltd.
5.448% due 07/25/2034 •		4,700		4,708
5.618% due 01/25/2035 •		4,900		4,917

GoldenTree Loan Management U.S. CLO 8 Ltd.
5.475% due 10/20/2034 •		3,420		3,427

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,275		5,821

Greywolf CLO III Ltd.
5.562% due 04/22/2033 •		4,779		4,791

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		2,900		2,900

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		9,259		7,557

Madison Park Funding XLIX Ltd.
5.375% due 10/19/2034 •		4,500		4,507

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		4,300		4,304

Madison Park Funding XXXVI Ltd.
5.378% due 04/15/2035 •		3,300		3,313

Mosaic Solar Loan Trust
2.640% due 01/20/2053		8,185		7,062
5.910% due 11/20/2053		1,364		1,355

Ocean Trails CLO XI
5.355% due 07/20/2034 •		4,700		4,704

Pikes Peak CLO 4
5.528% due 07/15/2034 •		4,900		4,908

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		5,386		5,399

Sandstone Peak Ltd.
5.598% due 10/15/2034 •		5,500		5,512

Service Experts Issuer LLC
2.670% due 02/02/2032		2,083		2,047

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		308		311

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		11,097		9,416

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		1,886		1,831

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		5,472		4,929

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		3,044		3,069

Tikehau CLO IX DAC
3.244% due 01/20/2037 •	EUR	1,500		1,766

Trinitas CLO XIX Ltd.
5.435% due 10/20/2033 •		$4,743		4,753

				135,362

Total Asset-Backed Securities (Cost $187,229)				178,569

SOVEREIGN ISSUES 10.4%

Australia Government Bonds
2.750% due 06/21/2035	AUD	6,400		3,719

BNG Bank NV
3.500% due 05/19/2028		$4,000		3,980
4.750% due 02/01/2030		3,800		3,940

Chile Government International Bonds
4.850% due 01/22/2029		6,600		6,761

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	2,300		1,745

European Union
0.400% due 02/04/2037	EUR	10,500		9,053
2.875% due 10/05/2029		6,500		7,761

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (e)		5,763		6,856

188	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	318,000	$1,649

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		560,000	3,231
2.400% due 03/20/2055		655,900	3,865
2.800% due 06/20/2055		440,000	2,820

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		740,000	4,587
2.400% due 03/20/2045		417,400	2,749

Japan International Cooperation Agency
2.750% due 04/27/2027		$4,500	4,419

Korea Housing Finance Corp.
4.625% due 02/24/2028		5,000	5,068

Kuwait International Bonds
4.016% due 10/09/2028 (b)		900	900
4.136% due 10/09/2030 (b)		900	900
4.652% due 10/09/2035 (b)		700	700

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	3,500	4,235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	$10,917
4.000% due 06/01/2028		3,400	3,422

Peru Government International Bonds
5.400% due 08/12/2034	PEN	6,500	1,813
6.150% due 08/12/2032		22,910	6,995
6.950% due 08/12/2031		7,601	2,424

Province of British Columbia
4.150% due 06/18/2034	CAD	1,100	825

Province of Ontario
3.800% due 12/02/2034		2,700	1,967
4.100% due 03/04/2033		22,700	17,147

Province of Quebec
4.450% due 09/01/2034		100	77

Romania Government International Bonds
5.625% due 02/22/2036	EUR	4,000	4,574

Sweden Government International Bonds
0.125% due 09/09/2030	SEK	155,000	14,937

U.K. Gilts
0.500% due 10/22/2061	GBP	700	230
3.750% due 03/07/2027		15,600	20,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 07/31/2054	GBP	6,134	$6,907

Total Sovereign Issues (Cost $175,863)			172,084

SHORT-TERM INSTRUMENTS 0.0%

U.S. TREASURY BILLS 0.0%
4.015% due 10/02/2025 - 01/13/2026 (c)(d)(k)		$372	369

Total Short-Term Instruments (Cost $369)			369

Total Investments in Securities (Cost $2,192,201)			2,083,774

Total Investments 125.6% (Cost $2,192,201)			$2,083,774

Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $14,593)			1,877

Other Assets and Liabilities, net (25.7)%			(426,101)

Net Assets 100.0%			$1,659,550

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Project Alfa Investindustrial VIII SCSp	4.117%	02/27/2026	02/28/2025	$392	$444	0.02%
Project Fenno	TBD% - 0.500%	07/10/2028	07/16/2025	637	643	0.04
Project Fenno	4.366%	07/10/2028	07/16/2025	640	645	0.04

				$1,669	$1,732	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	4.150%	10/01/2025	10/06/2025	$(7,706)	$(7,706)
	4.250	09/30/2025	10/01/2025	(7,725)	(7,726)
BSN	4.380	09/25/2025	10/02/2025	(30,067)	(30,089)
CIB	4.270	09/18/2025	10/09/2025	(161,630)	(161,879)
	4.270	09/30/2025	10/09/2025	(1,988)	(1,988)
DEU	4.250	09/19/2025	10/17/2025	(8,910)	(8,923)
	4.360	09/24/2025	10/01/2025	(3,146)	(3,148)
NOM	4.280	09/18/2025	10/16/2025	(1,121)	(1,122)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	189

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
STR	4.270%	10/01/2025	10/02/2025	$(49,331)	$(49,332)
	4.370	09/30/2025	10/01/2025	(47,368)	(47,374)

Total Reverse Repurchase Agreements					$(319,287)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	4.250%	09/25/2025	10/14/2025	$(14,938)	$(14,949)
	4.280	09/25/2025	10/07/2025	(705)	(705)
GSC	4.280	09/25/2025	10/08/2025	(4,026)	(4,029)
UBS	4.340	09/08/2025	10/06/2025	(1,022)	(1,025)

Total Sale-Buyback Transactions					$(20,708)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	11/01/2055	$2,000	$(1,834)	$(1,827)

Total Short Sales (0.1)%				$(1,834)	$(1,827)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(15,432)	$0	$(15,432)	$7,668	$(7,764)
BSN	0	(30,089)	0	(30,089)	29,838	(251)
CIB	0	(163,867)	0	(163,867)	162,363	(1,504)
DEU	0	(12,071)	0	(12,071)	11,958	(113)
NOM	0	(1,122)	0	(1,122)	1,101	(21)
STR	0	(96,706)	0	(96,706)	47,620	(49,086)

Master Securities Forward Transaction Agreement
BCY	0	0	(15,654)	(15,654)	15,597	(57)
GSC	0	0	(4,029)	(4,029)	4,014	(15)
UBS	0	0	(1,025)	(1,025)	1,029	4

Total Borrowings and Other Financing Transactions	$0	$(319,287)	$(20,708)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(58,248)	$(204,001)	$0	$0	$(262,249)

Total	$(58,248)	$(204,001)	$0	$0	$(262,249)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(20,708)	0	0	(20,708)

Total	$0	$(20,708)	$0	$0	$(20,708)

Total Borrowings	$(58,248)	$(224,709)	$0	$0	$(282,957)

Payable for reverse repurchase agreements and sale-buyback financing transactions (4)					$(282,957)

190	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(g)	Securities with an aggregate market value of $281,188 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(294,059) at a weighted average interest rate of 4.431%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(27) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(57,038) is outstanding at period end.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$	111.500	10/24/2025	118	$118	$(22)	$(24)
Call - CBOT U.S. Treasury 10-Year Note November Futures		113.500	10/24/2025	88	88	(20)	(19)
Put - EUREX Euro-Bund October 2025 Futures	EUR	127.500	10/24/2025	57	57	(21)	(13)
Call - EUREX Euro-Bund October 2025 Futures		129.500	10/24/2025	16	16	(3)	(5)
Call - EUREX Euro-Bund October 2025 Futures		130.500	10/24/2025	41	41	(19)	(4)

						$(85)	$(65)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	49	$49	$(9)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	79	79	(20)	(11)

					$(29)	$(16)

Total Written Options					$(114)	$(81)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	72	$	5,400	$(16)	$37	$0
Canada Government 10-Year Bond December Futures	12/2025	82		7,215	150	32	0
Euro-Bobl December Futures	12/2025	8		1,107	0	1	0
Long Guilt December Futures	12/2025	131		16,004	66	69	(9)
U.S. Treasury 2-Year Note December Futures	12/2025	198		41,263	26	22	0
U.S. Treasury 5-Year Note December Futures	12/2025	1,895		206,925	335	74	0
U.S. Treasury 10-Year Note December Futures	12/2025	232		26,100	116	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	16		1,921	51	0	(9)

					$728	$235	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund December Futures	12/2025	351	$	(52,983)	$(175)	$12	$(140)
U.S. Treasury Long-Term Bond December Futures	12/2025	54		(6,296)	(139)	14	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	700		(80,555)	(850)	44	0

					$(1,164)	$70	$(140)

Total Futures Contracts					$(436)	$305	$(161)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	191

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$	8,600	$138	$(2)	$136	$0	$(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		3,500	22	(3)	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240		4,000	25	(2)	23	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.513		600	12	(1)	11	0	0

							$197	$(8)	$189	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$7,400	$165	$5	$170	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	6,000	$(29)	$(6)	$(35)	$8	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,253	1,431	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		90	4	(1)	3	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	3,440,000	(635)	655	20	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	$	45,640	0	(238)	(238)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	265	(307)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	(32)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	(15)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	(32)	(32)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(38)	(38)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		800	(3)	(10)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,270	3,017	357	3,374	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	(47)	(54)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		5,800	(42)	(39)	(81)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		5,762	(66)	30	(36)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,100	(3)	13	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	8,430	16,731	117	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	2,506	4,100	148	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		2,000	0	70	70	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,178	1,424	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		700	0	18	18	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		11,300	1,054	336	1,390	32	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(798)	(798)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	353	211	31	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	29	24	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		8,400	41	95	136	26	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		6,200	(7)	(62)	(69)	20	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(383)	(446)	3	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,400	(3)	(48)	(51)	0	(1)
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	4	1	0	(2)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	7	7	0	(1)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	10	10	0	(2)
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	16	16	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,300	(3)	(1)	(4)	0	(2)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,000	(2)	1	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(3)	(6)	3	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		410	(1)	5	4	1	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		59,300	(4)	87	83	199	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036		10,920	498	2,549	3,047	0	(32)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		13,690	(184)	(68)	(252)	0	(107)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(190)	(722)	(912)	0	(44)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		1,700	6	(31)	(25)	0	(4)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		1,100	0	(60)	(60)	0	(2)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		1,200	0	4	4	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		2,200	(1)	(26)	(27)	0	(5)

							$12,965	$15,600	$28,565	$680	$(273)

Total Swap Agreements							$13,327	$15,597	$28,924	$681	$(275)

192	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$305	$681	$986		$(81)	$(161)	$(275)	$(517)

(i)

Securities with an aggregate market value of $11,756 and cash of $18,999 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $8 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	51,454		$60,013	$0	$(396)
	10/2025		$54	AUD	82	0	0
	10/2025		40,354	CAD	56,140	0	(13)
	11/2025	AUD	82		$54	0	0
	11/2025	CAD	56,052		40,354	13	0

BOA	10/2025	IDR	6,318,830		380	1	0
	10/2025	JPY	4,026		27	0	0
	10/2025	KRW	514,840		370	3	0
	10/2025		$468	INR	41,407	0	(3)
	10/2025		234	JPY	35,053	3	0
	10/2025		313	NZD	544	2	0
	10/2025		12	PLN	43	0	0
	11/2025	EUR	761		$895	0	0
	11/2025	JPY	34,931		234	0	(3)
	11/2025	NZD	544		314	0	(2)
	11/2025	ZAR	4,730		271	0	(2)

BPS	10/2025	BRL	28,131		5,289	4	0
	10/2025	IDR	22,744,328		1,360	3	(6)
	10/2025	KRW	4,134,882		2,980	34	0
	10/2025	TWD	70,865		2,365	38	(1)
	10/2025		$5,200	BRL	28,131	86	0
	10/2025		2,613	IDR	43,077,004	0	(31)
	10/2025		233	INR	20,625	0	(1)
	10/2025		273	JPY	40,610	1	0
	10/2025		120	KRW	165,688	0	(2)
	10/2025		1,796	PLN	6,531	2	(2)
	11/2025	INR	14,241		$160	0	0
	11/2025	JPY	40,469		273	0	(1)
	11/2025	KRW	546,708		390	0	0
	12/2025		$1,130	IDR	19,003,966	7	0
	12/2025		166	MXN	3,073	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	193

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	10/2025	CHF	1,584		$1,984	$0	$(5)
	10/2025		$417	CHF	334	3	0
	10/2025		229	PLN	839	1	0
	11/2025	AUD	222		$147	0	0
	11/2025		$1,984	CHF	1,577	5	0
	11/2025	ZAR	5,475		$311	0	(5)

BSH	10/2025		$92	NZD	160	0	0
	11/2025	NZD	160		$93	0	0
	12/2025		$99	PEN	353	2	0
	01/2026	PEN	7,059		$1,982	0	(45)

CBK	10/2025	AUD	5,403		3,586	16	(6)
	10/2025	CAD	65		46	0	0
	10/2025	CNH	837		118	0	0
	10/2025	EUR	3,289		3,871	10	0
	10/2025	GBP	2,066		2,788	10	0
	10/2025	IDR	20,051,809		1,197	1	(5)
	10/2025	INR	482,243		5,427	3	0
	10/2025	PEN	7,529		2,154	0	(13)
	10/2025	THB	43,675		1,376	26	0
	10/2025	TWD	200,426		6,703	119	0
	10/2025		$1,763	IDR	28,982,111	0	(26)
	10/2025		1,993	INR	175,105	0	(24)
	10/2025		1,059	TWD	32,216	1	(2)
	10/2025	ZAR	1,358		$78	0	0
	11/2025		$46	CAD	65	0	0
	11/2025		5,427	INR	483,232	0	(3)
	11/2025		680	THB	22,046	2	0
	11/2025		329	ZAR	5,749	3	0
	11/2025	ZAR	7,282		$417	0	(3)
	12/2025	TWD	26,399		873	2	0
	12/2025		$1,168	IDR	19,626,328	6	0
	12/2025		170	THB	5,390	0	(3)
	01/2026	TWD	5,603		$186	0	0

DUB	10/2025	IDR	492,758		30	1	0
	10/2025	INR	66,749		751	1	0
	10/2025	KRW	864,445		624	7	0
	10/2025	SGD	6,384		4,981	32	0
	10/2025	TWD	7,233		240	2	0
	10/2025		$902	INR	79,773	0	(5)
	11/2025		751		66,881	0	(1)
	11/2025	ZAR	13,222		$755	0	(8)
	02/2026	PEN	2,779		781	0	(16)

FAR	10/2025	AUD	25,468		16,520	0	(332)
	10/2025	CHF	284		356	0	0
	10/2025	JPY	1,599,667		10,881	64	0
	10/2025	SGD	5		4	0	0
	10/2025		$19,957	AUD	30,567	269	0
	10/2025		1,893	INR	166,938	0	(15)
	10/2025		1,046	PLN	3,815	4	0
	10/2025		19,791	SGD	25,489	0	(32)
	11/2025	AUD	30,567		$19,967	0	(269)
	11/2025	PEN	14,029		3,832	0	(204)
	11/2025	SGD	25,424		19,791	30	0
	11/2025		$356	CHF	283	0	0
	12/2025		5,972	MXN	113,254	162	0

GLM	10/2025	BRL	91,761		$17,195	0	(46)
	10/2025	IDR	18,829,491		1,129	0	0
	10/2025	KRW	4,137,640		2,931	0	(18)
	10/2025		$17,247	BRL	91,761	6	(12)
	10/2025		497	IDR	8,214,564	0	(5)
	10/2025		542	INR	47,572	0	(7)
	10/2025		2,931	KRW	4,138,959	18	0
	10/2025		2,535	PLN	9,222	1	0
	10/2025		400	THB	12,968	1	0
	12/2025	MXN	1,495		$79	0	(2)
	12/2025		$17,195	BRL	93,066	42	0
	12/2025		1,127	IDR	18,845,580	0	0
	12/2025		775	MXN	15,002	38	0

194	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2025	BRL	62,570		$11,763	$8	$(1)
	10/2025	CAD	52,183		37,761	263	0
	10/2025	EUR	761		892	0	(1)
	10/2025	IDR	3,275,132		196	0	0
	10/2025	KRW	1,579,243		1,139	14	0
	10/2025	TWD	4,766		157	1	0
	10/2025		$11,302	BRL	62,570	454	0
	10/2025		1,502	IDR	24,758,615	0	(18)
	10/2025		151	PLN	555	2	0
	11/2025		16,770	TRY	730,507	115	0
	11/2025	ZAR	11,708		$668	0	(8)

MBC	10/2025	CAD	28		20	0	0
	10/2025	IDR	1,630,418		99	1	0
	10/2025	JPY	2,863		20	0	0
	10/2025	KRW	1,353,086		973	9	0
	10/2025	SEK	141,056		14,713	0	(270)
	10/2025	SGD	19,105		14,908	97	0
	10/2025	THB	14,880		462	2	0
	10/2025		$1,928	CHF	1,533	0	(2)
	10/2025		2,206	EUR	1,878	0	(1)
	10/2025		2,395	GBP	1,767	0	(19)
	10/2025		135	JPY	20,127	1	0
	10/2025		118	KRW	164,791	0	0
	10/2025		750	THB	23,772	0	(15)
	11/2025	JPY	34,410		$233	0	(1)
	12/2025		$454	MXN	8,439	3	0

MYI	10/2025	IDR	657,723		$40	1	0
	10/2025	JPY	17,805		121	0	0
	10/2025		$5,143	JPY	767,810	49	0
	10/2025		746	PLN	2,701	0	(3)
	10/2025		707	TWD	21,293	0	(7)
	11/2025	JPY	765,154		$5,143	0	(49)
	12/2025	TWD	21,154		707	8	0

NGF	10/2025	KRW	1,981,729		1,425	12	0
	10/2025		$446	IDR	7,377,979	0	(4)

SCX	10/2025	IDR	15,653,805		$938	0	(1)
	10/2025	INR	42,507		478	0	0
	10/2025	JPY	91,162		620	3	0
	10/2025	PEN	331		95	0	(1)
	10/2025	TWD	113,606		3,803	70	0
	10/2025		$36,748	GBP	27,473	201	0
	10/2025		498	IDR	8,185,539	0	(7)
	10/2025		5,624	INR	497,260	0	(31)
	10/2025		890	THB	28,276	0	(16)
	11/2025	GBP	27,473		$36,754	0	(201)
	11/2025	JPY	166		1	0	0
	11/2025		$478	INR	42,589	0	0
	12/2025		938	IDR	15,693,368	1	0

SOG	10/2025	JPY	834,759		$5,676	32	0
	10/2025	NZD	328		191	1	0
	10/2025		$62,169	EUR	52,865	0	(103)
	10/2025		11,237	JPY	1,672,098	70	0
	10/2025		15,027	SEK	141,899	45	0
	11/2025	EUR	52,865		$62,294	104	0
	11/2025	JPY	1,666,315		11,237	0	(70)
	11/2025	SEK	141,600		15,027	0	(46)

SSB	10/2025	GBP	27,174		36,628	82	0
	11/2025	PEN	3,546		961	0	(59)

UAG	10/2025	CAD	3,865		2,797	20	0
	10/2025	NZD	376		220	2	0
	10/2025		$22	INR	1,923	0	0
	10/2025		744	PLN	2,699	0	(1)
	10/2025		100	THB	3,228	0	0
	10/2025		79	ZAR	1,358	0	0
	10/2025	ZAR	1,359		$79	0	0
	11/2025		5,956		338	0	(6)
	12/2025		$390	MXN	7,296	5	0

Total Forward Foreign Currency Contracts						$2,762	$(2,516)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	195

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD		$1.122	10/14/2025	171	$21	$0
	Put - OTC EUR versus USD		1.110	11/26/2025	1,553	6	1

BRC	Put - OTC AUD versus USD		0.623	10/14/2025	1,195	3	0
	Put - OTC EUR versus USD		1.132	10/10/2025	8,304	30	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,323	21	2

GLM	Put - OTC AUD versus USD		$0.625	10/08/2025	4,077	16	0
	Put - OTC EUR versus USD		1.129	10/14/2025	8,057	31	0
	Put - OTC EUR versus USD		1.100	12/17/2025	392	45	8

MBC	Put - OTC AUD versus USD		0.618	10/10/2025	4,374	11	0
	Put - OTC EUR versus USD		1.098	12/23/2025	428	50	8

MYI	Put - OTC EUR versus USD		1.145	10/08/2025	8,049	50	1
	Put - OTC EUR versus USD		1.110	11/24/2025	8,858	42	3
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	721	4	0

Total Purchased Options						$330	$23

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	2,300	$ (7)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	2,300	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	2,300	(6)	(14)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	3,100	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	3,100	(8)	(12)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	2,400	(6)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	2,400	(6)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	1,600	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	1,600	(4)	(3)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	3,200	(11)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	3,200	(11)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	2,100	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	2,100	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	2,300	(6)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	2,300	(6)	(4)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	1,300	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	1,300	(3)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	3,200	(10)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	3,200	(9)	(11)

Total Written Options							$(129)	$(62)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,512	$481	$39	$520	$0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		3,286	698	(17)	681	0

Total Swap Agreements							$1,179	$22	$1,201	$0

196	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$13	$0	$0	$13	$(409)	$0	$0	$(409)	$(396)	$369	$(27)
BOA	9	0	0	9	(10)	(15)	0	(25)	(16)	0	(16)
BPS	176	1	520	697	(44)	(13)	0	(57)	640	(550)	90
BRC	9	2	0	11	(10)	(4)	0	(14)	(3)	0	(3)
BSH	2	0	0	2	(45)	0	0	(45)	(43)	0	(43)
CBK	199	0	0	199	(85)	0	0	(85)	114	0	114
DUB	43	0	0	43	(30)	(2)	0	(32)	11	0	11
FAR	529	0	0	529	(852)	0	0	(852)	(323)	22	(301)
GLM	106	8	0	114	(90)	(16)	0	(106)	8	0	8
JPM	857	0	681	1,538	(28)	0	0	(28)	1,510	(1,308)	202
MBC	113	8	0	121	(308)	0	0	(308)	(187)	110	(77)
MYI	58	4	0	62	(59)	0	0	(59)	3	0	3
NGF	12	0	0	12	(4)	0	0	(4)	8	0	8
SCX	275	0	0	275	(257)	0	0	(257)	18	0	18
SOG	252	0	0	252	(219)	0	0	(219)	33	0	33
SSB	82	0	0	82	(59)	0	0	(59)	23	(70)	(47)
UAG	27	0	0	27	(7)	(12)	0	(19)	8	0	8

Total Over the Counter	$2,762	$23	$1,201	$3,986	$(2,516)	$(62)	$0	$(2,578)

(k)

Securities with an aggregate market value of $501 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$305	$305
Swap Agreements	0	1	0	0	680	681

	$0	$1	$0	$0	$985	$986

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,762	$0	$2,762
Purchased Options	0	0	0	23	0	23
Swap Agreements	0	1,201	0	0	0	1,201

	$0	$1,201	$0	$2,785	$0	$3,986

	$0	$1,202	$0	$2,785	$985	$4,972

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	197

Schedule of Investments	PIMCO Total Return ESG Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$81	$81
Futures	0	0	0	0	161	161
Swap Agreements	0	2	0	0	273	275

	$0	$2	$0	$0	$515	$517

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,516	$0	$2,516
Written Options	0	0	0	0	62	62

	$0	$0	$0	$2,516	$62	$2,578

	$0	$2	$0	$2,516	$577	$3,095

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$403	$403
Futures	0	0	0	0	4,399	4,399
Swap Agreements	0	138	0	0	1,380	1,518

	$0	$138	$0	$0	$6,182	$6,320

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(11,722)	$0	$(11,722)
Purchased Options	0	0	0	0	(677)	(677)
Written Options	0	54	0	0	1,598	1,652
Swap Agreements	0	145	0	0	0	145

	$0	$199	$0	$(11,722)	$921	$(10,602)

	$0	$337	$0	$(11,722)	$7,103	$(4,282)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$35	$35
Futures	0	0	0	0	(3,815)	(3,815)
Swap Agreements	0	(96)	0	0	3,408	3,312

	$0	$(96)	$0	$0	$(372)	$(468)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,869	$0	$1,869
Purchased Options	0	0	0	(307)	(185)	(492)
Written Options	0	(4)	0	0	316	312
Swap Agreements	0	71	0	0	0	71

	$0	$67	$0	$1,562	$131	$1,760

	$0	$(29)	$0	$1,562	$(241)	$1,292

198	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,132	$2,132
Corporate Bonds & Notes
Banking & Finance	0	226,279	0	226,279
Industrials	0	126,041	16,100	142,141
Utilities	3,294	115,406	0	118,700
Municipal Bonds & Notes
California	0	3,619	0	3,619
Michigan	0	2,340	0	2,340
New York	0	1,767	0	1,767
U.S. Government Agencies	0	703,973	0	703,973
U.S. Treasury Obligations	0	400,909	0	400,909
Non-Agency Mortgage-Backed Securities	0	130,892	0	130,892
Asset-Backed Securities
Automobile Sequential	0	22,874	0	22,874
CMBS Other	0	8,768	0	8,768
Home Equity Other	0	9,434	0	9,434
Home Equity Sequential	0	66	0	66
Whole Loan Collateral	0	2,065	0	2,065
Other ABS	0	135,362	0	135,362
Sovereign Issues	2,500	169,584	0	172,084
Short-Term Instruments
U.S. Treasury Bills	0	369	0	369

Total Investments	$5,794	$2,059,748	$18,232	$2,083,774

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,827)	$0	$(1,827)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	151	835	0	986
Over the counter	0	3,986	0	3,986

	$151	$4,821	$0	$4,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(346)	0	(517)
Over the counter	0	(2,578)	0	(2,578)

	$(171)	$(2,924)	$0	$(3,095)

Total Financial Derivative Instruments	$(20)	$1,897	$0	$1,877

Totals	$5,774	$2,059,818	$18,232	$2,083,824

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$408	$1,677	$0	$0	$0	$47	$0	$0	$2,132	$47
Corporate Bonds & Notes
Industrials	0	16,100	0	0	0	0	0	0	16,100	0

Totals	$408	$17,777	$0	$0	$0	$47	$0	$0	$18,232	$47

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,688	Cost	Purchase Price	100.000	—
	444	Discounted Cash Flow	Discount Rate	4.070	—
Corporate Bonds & Notes
Industrials	16,100	Recent Transaction	Purchase Price	100.000	—

Total	$18,232

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	199

Schedule of Investments	PIMCO Total Return Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 134.4%

CORPORATE BONDS & NOTES 24.0%

BANKING & FINANCE 9.6%

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2027	$1,500	$1,495

Ally Financial, Inc.
6.848% due 01/03/2030 •	600	635

American Express Co.
4.918% due 07/20/2033 •	200	204
5.016% due 04/25/2031 •	100	103
5.085% due 01/30/2031 •	800	825
5.667% due 04/25/2036 •	100	106

American Homes 4 Rent LP
4.950% due 06/15/2030	200	204

American Tower Corp.
3.375% due 10/15/2026	800	794
3.950% due 03/15/2029	200	198
5.800% due 11/15/2028	800	836

ARES Strategic Income Fund
4.850% due 01/15/2029	400	396
5.450% due 09/09/2028	400	403

Arthur J Gallagher & Co.
4.850% due 12/15/2029	300	306

Athene Global Funding
5.516% due 03/25/2027	800	815
5.620% due 05/08/2026	300	303
5.684% due 02/23/2026	700	703

Aviation Capital Group LLC
5.125% due 04/10/2030	500	508

Bank of America Corp.
4.948% due 07/22/2028 •	800	812
5.933% due 09/15/2027 •	300	305

BGC Group, Inc.
6.150% due 04/02/2030	400	410

Blackstone Secured Lending Fund
5.875% due 11/15/2027	1,100	1,127

Block Financial LLC
5.375% due 09/15/2032	900	908

Blue Owl Finance LLC
6.250% due 04/18/2034	900	945

Brixmor Operating Partnership LP
5.500% due 02/15/2034	400	413

Broadstone Net Lease LLC
5.000% due 11/01/2032	100	99

Brown & Brown, Inc.
5.650% due 06/11/2034	600	623

Cantor Fitzgerald LP
7.200% due 12/12/2028	500	534

Capital One Financial Corp.
4.493% due 09/11/2031 •	1,100	1,091

CBRE Services, Inc.
4.800% due 06/15/2030	500	508

Citigroup, Inc.
4.412% due 03/31/2031 •	300	300

Citizens Financial Group, Inc.
6.645% due 04/25/2035 •	1,300	1,431

CNO Global Funding
5.875% due 06/04/2027	1,200	1,232

COPT Defense Properties LP
4.500% due 10/15/2030 (b)	100	99

Equinix, Inc.
2.500% due 05/15/2031	500	451

Equitable America Global Funding
4.700% due 09/15/2032	200	199

Equitable Holdings, Inc.
4.350% due 04/20/2028	133	134

Essential Properties LP
5.400% due 12/01/2035	200	201

Essex Portfolio LP
5.375% due 04/01/2035	200	207

Extra Space Storage LP
4.950% due 01/15/2033	400	403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

F&G Global Funding
5.875% due 06/10/2027	$600	$616

Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	190
3.815% due 11/02/2027	200	195
5.800% due 03/05/2027	1,500	1,516
5.800% due 03/08/2029	700	711

GA Global Funding Trust
4.500% due 09/18/2030	150	149
5.200% due 12/09/2031	500	509

GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037	900	894

Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •	4,100	4,291

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,600	1,445

Healthpeak OP LLC
3.500% due 07/15/2029	1,300	1,261

Host Hotels & Resorts LP
5.500% due 04/15/2035	300	302

HPS Corporate Lending Fund
4.900% due 09/11/2028	200	199
5.300% due 06/05/2027	500	503

Invitation Homes Operating Partnership LP
4.950% due 01/15/2033	500	503

Jackson National Life Global Funding
5.298% (SOFRRATE + 0.970%) due 01/14/2028 ~	100	100
5.350% due 01/13/2030	300	311

JPMorgan Chase & Co.
5.103% due 04/22/2031 •	1,800	1,860

Kilroy Realty LP
6.250% due 01/15/2036	200	207

Lincoln Financial Global Funding
4.625% due 08/18/2030	700	705

LPL Holdings, Inc.
4.900% due 04/03/2028	200	202

LXP Industrial Trust
6.750% due 11/15/2028	600	638

Met Tower Global Funding
4.200% due 09/16/2030	500	497

Morgan Stanley
5.123% due 02/01/2029 •	1,000	1,022
5.192% due 04/17/2031 •	1,100	1,136
5.656% due 04/18/2030 •	500	522

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	1,700	1,698

Morgan Stanley Private Bank NA
4.734% due 07/18/2031 •	300	305

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,700	1,561

NLG Global Funding
5.400% due 01/23/2030	500	518

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030	200	201

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	600	605

RGA Global Funding
5.050% due 12/06/2031	400	408

Sammons Financial Group, Inc.
6.875% due 04/15/2034	600	661

SBA Tower Trust
1.884% due 07/15/2050	1,400	1,389
2.328% due 07/15/2052	1,700	1,616

Selective Insurance Group, Inc.
5.900% due 04/15/2035	200	208

Simon Property Group LP
5.125% due 10/01/2035	400	405

Sixth Street Lending Partners
6.500% due 03/11/2029	300	312

State Street Corp.
4.834% due 04/24/2030	100	103

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030	400	407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Synchrony Financial
5.450% due 03/06/2031 •	$700	$714

TPG Operating Group II LP
5.875% due 03/05/2034	600	633

U.S. Bancorp
5.046% due 02/12/2031 •	600	616

VICI Properties LP
4.750% due 04/01/2028	400	404
5.125% due 11/15/2031	200	203

Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,556
6.303% due 10/23/2029 •	1,000	1,059

WP Carey, Inc.
4.650% due 07/15/2030	200	201

		57,533

INDUSTRIALS 8.0%

Amcor Flexibles North America, Inc.
4.800% due 03/17/2028	500	506

American Airlines Pass-Through Trust
3.000% due 04/15/2030	718	691
3.150% due 08/15/2033	1,473	1,383
3.500% due 08/15/2033	351	321

Amgen, Inc.
5.250% due 03/02/2033	1,000	1,036

Bayer U.S. Finance LLC
6.125% due 11/21/2026	200	204

Beignet
6.850% due 06/01/2049 «(b)	6,300	6,300

Boeing Co.
6.259% due 05/01/2027	300	309
6.298% due 05/01/2029	400	425
6.388% due 05/01/2031	400	436
6.528% due 05/01/2034	200	221
6.858% due 05/01/2054	300	342
7.008% due 05/01/2064	200	232

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	200	196

British Airways Pass-Through Trust
2.900% due 09/15/2036	652	593
3.350% due 12/15/2030	546	526

Broadcom, Inc.
3.137% due 11/15/2035	707	612
3.187% due 11/15/2036	500	427

Conagra Brands, Inc.
5.000% due 08/01/2030	500	505

Constellation Brands, Inc.
4.800% due 01/15/2029	300	305

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,700	1,658

Dell International LLC/EMC Corp.
4.750% due 04/01/2028	300	305

Energy Transfer LP
4.950% due 05/15/2028	1,600	1,627
6.050% due 12/01/2026	900	917

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	1,400	1,403

Fiserv, Inc.
4.550% due 02/15/2031	300	301

GXO Logistics, Inc.
6.250% due 05/06/2029	1,400	1,471

HCA, Inc.
5.750% due 03/01/2035	1,900	1,987

HF Sinclair Corp.
5.750% due 01/15/2031	400	414

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,100	1,539

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,190	1,057

Kraft Heinz Foods Co.
5.200% due 03/15/2032	200	205

200	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Sands Corp.
5.625% due 06/15/2028	$400	$409
5.900% due 06/01/2027	1,500	1,531

Marriott International, Inc.
5.100% due 04/15/2032	400	411

Mars, Inc.
5.000% due 03/01/2032	600	614

Marvell Technology, Inc.
5.750% due 02/15/2029	925	965

Meta Platforms, Inc.
5.400% due 08/15/2054	200	198

Microchip Technology, Inc.
4.900% due 03/15/2028	200	203

MPLX LP
5.400% due 04/01/2035	500	504

MSCI, Inc.
5.250% due 09/01/2035	400	403

Occidental Petroleum Corp.
6.200% due 03/15/2040	400	407
6.625% due 09/01/2030	200	214

Oracle Corp.
3.850% due 04/01/2060	1,300	895
4.800% due 08/03/2028	300	305

PayPal Holdings, Inc.
5.100% due 04/01/2035	300	307

Philip Morris International, Inc.
5.125% due 02/13/2031	1,000	1,035

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	1,600	1,412

Southern Co.
3.700% due 04/30/2030	1,400	1,365

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	120	112

Sutter Health
5.213% due 08/15/2032	800	829

Synopsys, Inc.
4.850% due 04/01/2030	300	306

Sysco Corp.
5.100% due 09/23/2030	200	206

TD SYNNEX Corp.
6.100% due 04/12/2034	500	532

Tyson Foods, Inc.
5.400% due 03/15/2029	300	310
5.700% due 03/15/2034	300	316

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,438	1,322
3.100% due 01/07/2030	809	783
4.150% due 02/25/2033	825	807

Viper Energy Partners LLC
4.900% due 08/01/2030	200	202

VMware LLC
1.800% due 08/15/2028	1,800	1,689

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	600	608

Williams Cos., Inc.
4.800% due 11/15/2029	600	611

Zimmer Biomet Holdings, Inc.
5.200% due 09/15/2034	200	205

		48,470

UTILITIES 6.4%

AES Corp.
5.450% due 06/01/2028	500	512

Alabama Power Co.
1.450% due 09/15/2030	1,100	965

Ameren Illinois Co.
1.550% due 11/15/2030	1,500	1,316

Appalachian Power Co.
2.700% due 04/01/2031	1,600	1,459

Avangrid, Inc.
3.800% due 06/01/2029	1,100	1,080

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Black Hills Corp.
4.550% due 01/31/2031 (b)	$900	$901

CenterPoint Energy Houston Electric LLC
4.800% due 03/15/2030	200	205

DTE Energy Co.
5.200% due 04/01/2030	500	515

Duke Energy Carolinas LLC
2.550% due 04/15/2031	1,600	1,466

Entergy Mississippi LLC
5.000% due 09/01/2033	800	817

Evergy Kansas Central, Inc.
4.700% due 03/13/2028	100	101
5.250% due 03/15/2035	300	306

Eversource Energy
5.450% due 03/01/2028	300	308

Florida Power & Light Co.
3.700% due 12/01/2047	1,300	1,012

Georgia Power Co.
3.250% due 03/15/2051	1,500	1,051

Liberty Utilities Co.
5.577% due 01/31/2029	2,000	2,064

Louisville Gas & Electric Co.
5.450% due 04/15/2033	200	209

Massachusetts Electric Co.
1.729% due 11/24/2030	1,500	1,306

Narragansett Electric Co.
5.350% due 05/01/2034	600	619

New York State Electric & Gas Corp.
2.150% due 10/01/2031	1,700	1,480

NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/2027	1,500	1,488

Northern States Power Co.
2.250% due 04/01/2031	1,600	1,453

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,659
4.550% due 07/01/2030	1,500	1,490
5.050% due 10/15/2032 (b)	300	299
5.550% due 05/15/2029	500	515
6.100% due 01/15/2029	1,200	1,256
6.950% due 03/15/2034	600	666

PacifiCorp
5.450% due 02/15/2034	600	615
7.375% due 09/15/2055 •	400	422

Pinnacle West Capital Corp.
5.005% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	702

Public Service Co. of Colorado
5.150% due 09/15/2035	200	203

Public Service Enterprise Group, Inc.
5.450% due 04/01/2034	300	311

Puget Energy, Inc.
5.725% due 03/15/2035	600	620

San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,114

Sempra
6.375% due 04/01/2056 •	300	308

Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,345
4.700% due 06/01/2027	1,500	1,506

Southwest Gas Corp.
4.050% due 03/15/2032	1,800	1,732

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,400	1,396

System Energy Resources, Inc.
5.300% due 12/15/2034	400	403

Virginia Electric & Power Co.
3.750% due 05/15/2027	1,500	1,494

		38,689

Total Corporate Bonds & Notes (Cost $148,039)		144,692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MUNICIPAL BONDS & NOTES 0.4%

ILLINOIS 0.2%

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020
3.057% due 01/01/2034	$1,400	$1,261

WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	911

Total Municipal Bonds & Notes (Cost $2,400)		2,172

U.S. GOVERNMENT AGENCIES 40.0%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032	603	584
3.000% due 03/01/2052 - 07/01/2052	45,023	39,627
3.500% due 08/01/2027 - 07/01/2034	376	370
4.000% due 06/01/2030 - 04/01/2048	414	405
4.500% due 02/01/2029	19	19
5.000% due 12/01/2039 - 06/01/2053	18,115	18,055
5.500% due 12/01/2036 - 07/01/2039	232	242
6.000% due 11/01/2029 - 08/01/2038	739	778
6.535% due 07/01/2030 •	3	3

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.872% due 07/25/2054 ~	1,781	1,695

Federal Home Loan Mortgage Corp. REMICS
5.237% due 08/15/2036 •	240	241
5.306% due 04/25/2055 •	644	645
6.000% due 09/15/2032	31	32
8.000% due 06/15/2030	49	52

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 02/25/2045 •	37	36

Federal National Mortgage Association
3.000% due 02/01/2052 - 03/01/2052	8,795	7,750
3.500% due 01/01/2026 - 05/01/2035	3,828	3,768
4.000% due 03/01/2026 - 06/01/2049	642	622
4.500% due 09/01/2030 - 12/01/2040	189	191
5.000% due 04/01/2053	736	733
5.421% due 07/01/2044 •	17	17
5.500% due 11/01/2032 - 02/01/2040	585	606
6.000% due 10/01/2032 - 01/01/2039	614	645
6.276% due 01/01/2035 •	27	28
6.290% due 09/01/2035 •	3	3
6.500% due 07/01/2031 - 10/01/2037	4	4
6.618% due 05/01/2038 •	179	186
6.798% due 04/01/2041 •	4	4

Federal National Mortgage Association REMICS
4.523% due 12/25/2036 •	32	32
5.125% due 12/25/2047 •	1,077	1,078
5.326% due 08/25/2054 •	1,164	1,169
6.373% due 05/25/2035 ~	14	14

Federal National Mortgage Association REMICS Trust
4.721% due 12/25/2042 ~	107	108

Federal National Mortgage Association Trust
6.500% due 06/25/2044	17	18

Government National Mortgage Association
3.000% due 03/20/2052	9,396	8,397

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	201

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 09/15/2049 - 09/20/2055	$635	$598
4.500% due 04/20/2048 - 12/20/2053	2,378	2,324
4.625% due 07/20/2027 - 07/20/2030 •	16	16
4.750% due 12/20/2029 •	24	24
5.000% due 07/20/2027 •	11	11
5.000% due 07/15/2034 - 07/20/2049	1,585	1,609
5.625% due 02/20/2027 - 06/20/2027 •	11	10

Government National Mortgage Association REMICS
4.796% due 07/20/2062 ~	68	68
4.902% due 06/20/2065 •	237	236
4.926% due 02/20/2067 •	120	120
4.981% due 10/20/2062 •	585	585
5.066% due 07/20/2065 - 10/20/2065 •	843	844
5.116% due 11/20/2065 •	35	35
5.216% due 08/20/2066 •	315	316
5.266% due 05/20/2066 - 07/20/2066 •	969	971
5.366% due 04/20/2066 •	126	126
5.386% due 07/20/2065 •	471	473
5.656% due 11/20/2067 •	703	713

Government National Mortgage Association, TBA
4.000% due 10/01/2055 - 11/01/2055	18,000	16,924

Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,480
4.875% due 05/15/2035	3,500	3,630

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2055 - 11/01/2055	51,350	49,807
5.000% due 11/01/2055	24,700	24,482
5.500% due 11/01/2055	5,700	5,744
6.000% due 11/01/2055	19,700	20,123
6.500% due 10/01/2055	20,400	21,084

Total U.S. Government Agencies (Cost $245,350)		240,510

U.S. TREASURY OBLIGATIONS 55.0%

U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,339
1.875% due 02/15/2041	1,100	774
2.000% due 11/15/2041	700	492
2.250% due 05/15/2041	6,300	4,671
2.250% due 08/15/2049	6,500	4,150
2.375% due 02/15/2042	1,700	1,260
2.500% due 02/15/2045	880	631
2.750% due 11/15/2042	700	542
2.750% due 08/15/2047	2,600	1,886
2.875% due 05/15/2043 (i)	1,800	1,411
3.000% due 05/15/2042	400	325
3.000% due 05/15/2045	12,810	9,973
3.000% due 02/15/2048	2,600	1,964
3.000% due 08/15/2048	6,400	4,813
3.125% due 02/15/2043 (i)	2,400	1,960
3.125% due 08/15/2044	1,200	961
3.250% due 05/15/2042	7,600	6,388
3.375% due 08/15/2042 (g)	26,700	22,759
3.375% due 05/15/2044	500	417
3.375% due 11/15/2048	6,100	4,902
3.625% due 08/15/2043	2,300	2,007
3.625% due 02/15/2044	1,500	1,302
3.750% due 11/15/2043	1,300	1,151
3.875% due 05/15/2043	9,200	8,336
4.000% due 11/15/2042	5,300	4,902
4.125% due 08/15/2044	5,300	4,921
4.375% due 08/15/2043 (g)	14,700	14,192
4.500% due 02/15/2044	3,700	3,620
4.500% due 11/15/2054	3,600	3,467
4.625% due 11/15/2044 (g)	17,900	17,738
4.625% due 05/15/2054	1,900	1,867
4.625% due 02/15/2055 (g)	8,400	8,260
4.750% due 02/15/2041	160	164
4.750% due 02/15/2045 (g)	5,300	5,334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	$6,448	$6,105
1.125% due 01/15/2033	10,920	10,588
1.750% due 01/15/2034	15,658	15,738

U.S. Treasury Notes
1.250% due 04/30/2028 (i)	2,700	2,544
1.250% due 09/30/2028	2,600	2,426
1.500% due 11/30/2028	4,800	4,495
2.375% due 03/31/2029	5,800	5,558
2.875% due 08/15/2028	2,600	2,547
3.250% due 06/30/2029	4,900	4,828
3.500% due 04/30/2028	4,500	4,488
3.625% due 03/31/2030	2,600	2,590
3.750% due 05/31/2030	2,600	2,602
3.750% due 06/30/2030	3,100	3,102
3.875% due 07/15/2028	9,000	9,059
3.875% due 09/30/2029 (g)	12,600	12,688
4.000% due 06/30/2028 (i)	1,900	1,919
4.000% due 05/31/2030	2,500	2,530
4.000% due 06/30/2032	7,300	7,339
4.000% due 02/15/2034 (g)	40,600	40,502
4.125% due 07/31/2028	1,900	1,925
4.125% due 08/31/2030	3,700	3,763
4.375% due 11/30/2030	7,200	7,404
4.625% due 09/30/2028	4,600	4,730
4.625% due 09/30/2030	3,600	3,743
4.875% due 10/31/2028	2,600	2,693
4.875% due 10/31/2030	3,600	3,785

U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	174
0.000% due 11/15/2041 (a)	180	83
0.000% due 02/15/2042 (a)	380	174
0.000% due 05/15/2042 (a)	270	121
0.000% due 08/15/2042 (a)	1,970	872
0.000% due 11/15/2042 (a)	450	197

Total U.S. Treasury Obligations (Cost $349,880)		331,205

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%

Angel Oak Mortgage Trust
6.197% due 01/25/2069 þ	553	560

BAMLL Commercial Mortgage Securities Trust
5.315% due 09/15/2038 •	1,800	1,730

Banc of America Funding Trust
5.334% due 05/25/2035 ~	70	65

Bank
3.432% due 05/15/2062	521	513
3.504% due 03/15/2064 ~	1,500	1,399

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	1,309	1,135

BBCCRE Trust
3.966% due 08/10/2033	2,300	2,126

BBCMS Mortgage Trust
5.015% due 09/15/2058	1,400	1,432

Bear Stearns ALT-A Trust
4.838% due 09/25/2035 ~	80	44
5.425% due 05/25/2035 ~	267	256

Bear Stearns ARM Trust
4.604% due 02/25/2036 ~	16	14
6.575% due 04/25/2033 ~	17	17
6.841% due 01/25/2035 ~	163	166

BMO Mortgage Trust
6.526% due 05/15/2057 ~	1,200	1,279

BWAY Mortgage Trust
5.515% due 09/15/2036 •	1,800	1,745

BX Commercial Mortgage Trust
4.994% due 10/15/2036 •	506	505

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,363	1,225
5.656% due 06/25/2055 •	1,323	1,324

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.502% due 10/25/2035 •	127	123

CHL Mortgage Pass-Through Trust
6.224% due 02/20/2036 •	34	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
6.190% due 09/25/2035 •	$72	$72
6.480% due 10/25/2035 •	23	24

CLNY Trust
5.717% due 11/15/2038 •	1,187	1,173

Credit Suisse First Boston Mortgage Securities Corp.
3.917% due 09/25/2033 ~	326	328

Cross Mortgage Trust
6.272% due 06/25/2069 þ	1,337	1,356

CSMC Trust
3.000% due 11/25/2056 ~	1,120	972
3.850% due 09/25/2057 ~	1,363	1,319
5.665% due 07/15/2038 •	1,900	1,731

CSWF Corp.
5.332% due 06/15/2034 •	130	127

DOLP Trust
2.956% due 05/10/2041	1,900	1,700

Extended Stay America Trust
5.344% due 07/15/2038 •	3,879	3,882

GCAT Trust
3.000% due 04/25/2052 ~	1,293	1,116

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	1,205	1,000

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,180	980
3.000% due 08/26/2052 ~	1,593	1,379

HomeBanc Mortgage Trust
4.772% due 03/25/2035 •	674	554

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	1,129	1,050

IndyMac ARM Trust
5.774% due 01/25/2032 ~	2	2

IndyMac INDX Mortgage Loan Trust
3.953% due 11/25/2035 ~	459	435

JP Morgan Chase Commercial Mortgage Securities Trust
5.407% due 06/15/2035 •	1,454	1,249
5.648% due 12/15/2031 •	469	467

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,359	1,128
3.000% due 01/25/2052 ~	1,233	1,067
3.000% due 03/25/2052 ~	1,347	1,170
3.500% due 09/25/2052 ~	1,337	1,200

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044	1,700	1,340

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,500	1,430

MFA Trust
2.479% due 03/25/2065 ~	192	186

Morgan Stanley Capital I Trust
3.436% due 12/15/2049	515	511

Morgan Stanley Mortgage Loan Trust
6.035% due 06/25/2036 ~	784	771

Natixis Commercial Mortgage Securities Trust
5.365% due 08/15/2038 •	1,578	1,519

OBX Trust
2.500% due 10/25/2051 ~	1,314	1,091
3.000% due 02/25/2052 ~	1,241	1,074

One New York Plaza Trust
5.215% due 01/15/2036 •	1,500	1,477

Prime Mortgage Trust
4.672% due 02/25/2034 •	14	13

PRPM LLC
3.750% due 03/25/2054 þ	789	774

RFMSI Trust
6.096% due 02/25/2036 ~	64	60

Sequoia Mortgage Trust 6
4.888% due 04/19/2027 •	34	34

SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •	1,000	994

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~	116	113

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	10	10

202	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$1,084	$1,043
4.562% due 10/25/2064 ~	1,294	1,304

UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,768	1,467
2.500% due 12/25/2051 ~	1,235	1,022
3.000% due 01/25/2052 ~	1,415	1,223
5.000% due 09/25/2051 •	1,291	1,201
5.000% due 11/25/2051 •	1,307	1,223

VASA Trust
5.165% due 07/15/2039 •	1,900	1,861

WaMu Mortgage Pass-Through Certificates Trust
4.852% due 10/25/2045 •	57	56

Wells Fargo Commercial Mortgage Trust
3.874% due 06/15/2036 ~	1,500	1,384

Total Non-Agency Mortgage-Backed Securities (Cost $68,674)		64,350

ASSET-BACKED SECURITIES 3.8%

AUTOMOBILE SEQUENTIAL 1.2%

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030	2,000	2,103

Enterprise Fleet Financing LLC
5.740% due 12/20/2026	1,090	1,096

FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	512

Flagship Credit Auto Trust
5.640% due 03/15/2028	696	698

GLS Auto Select Receivables Trust
5.580% due 06/17/2030	453	459

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026	535	536

Octane Receivables Trust
5.880% due 06/20/2031	90	90

SBNA Auto Lease Trust
6.510% due 04/20/2027	684	688

Volkswagen Auto Lease Trust
5.810% due 10/20/2026	721	722

		6,904

CMBS OTHER 1.1%

BDS LLC
5.934% due 03/19/2039 •	1,812	1,815

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS Rialto Issuer LLC
6.287% due 01/19/2039 •	$637	$637

MF1 LLC
5.871% due 03/19/2039 •	1,200	1,206
6.284% due 06/19/2037 •	2,489	2,490
6.769% due 09/17/2037 •	591	592

		6,740

CREDIT CARD OTHER 0.2%

Synchrony Card Funding LLC
5.740% due 10/15/2029	1,400	1,426

HOME EQUITY OTHER 0.2%

EMC Mortgage Loan Trust
5.012% due 05/25/2040 •	183	180

Fremont Home Loan Trust
4.332% due 01/25/2037 •	37	17

Morgan Stanley IXIS Real Estate Capital Trust
4.322% due 11/25/2036 •	11	3

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	546	117

Structured Asset Investment Loan Trust
5.172% due 09/25/2034 •	118	113
5.397% due 07/25/2033 •	559	556

		986

OTHER ABS 1.1%

Lendmark Funding Trust
1.900% due 11/20/2031	1,700	1,647

Mariner Finance Issuance Trust
1.860% due 03/20/2036	1,700	1,665

Mosaic Solar Loan Trust
2.640% due 01/20/2053	1,048	904

Navient Private Education Loan Trust
5.715% due 07/16/2040 •	472	475

SMB Private Education Loan Trust
5.474% due 06/17/2052 •	834	834

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057	1,368	1,232

		6,757

Total Asset-Backed Securities (Cost $23,265)		22,813

	SHARES	MARKET VALUE (000S)

PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.4%

CoBank ACB
7.250% due 07/01/2029 •(d)	2,200,000	$2,270

Total Preferred Securities (Cost $2,200)		2,270

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (f)	539,877	540

Total Short-Term Instruments (Cost $540)		540

Total Investments in Securities (Cost $840,348)		808,552

INVESTMENTS IN AFFILIATES 3.8%

MUTUAL FUNDS 3.8%

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	457,100	22,698

Total Mutual Funds (Cost $22,467)		22,698

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	15,943	156

Total Short-Term Instruments (Cost $155)		156

Total Investments in Affiliates (Cost $22,622)		22,854

Total Investments 138.2% (Cost $862,970)		$831,406

Financial Derivative Instruments (h)(j) 0.0% (Cost or Premiums, net $2,765)		264

Other Assets and Liabilities, net (38.2)%		(230,049)

Net Assets 100.0%		$601,621

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Institutional Class Shares of each Fund.

(f)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	203

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	4.320%	09/23/2025	10/07/2025	$(47,718)	$(47,763)
BOO	4.310	09/30/2025	10/01/2025	(680)	(680)
BSN	4.380	09/25/2025	10/02/2025	(1,437)	(1,438)
STR	4.270	10/01/2025	10/02/2025	(36,547)	(36,547)
	4.370	09/30/2025	10/01/2025	(37,431)	(37,436)

Total Reverse Repurchase Agreements					$(123,864)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	4.340%	09/08/2025	10/06/2025	$(8,234)	$(8,257)

Total Sale-Buyback Transactions					$(8,257)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOM	$0	$(47,763)	$0	$(47,763)	$47,473	$(290)
BOO	0	(680)	0	(680)	676	(4)
BSN	0	(1,438)	0	(1,438)	1,410	(28)
STR	0	(73,983)	0	(73,983)	38,008	(35,975)

Master Securities Forward Transaction Agreement
UBS	0	0	(8,257)	(8,257)	8,260	3

Total Borrowings and Other Financing Transactions	$0	$(123,864)	$(8,257)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(38,116)	$(49,201)	$0	$0	$(87,317)

Total	$(38,116)	$(49,201)	$0	$0	$(87,317)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(8,257)	0	0	(8,257)

Total	$0	$(8,257)	$0	$0	$(8,257)

Total Borrowings	$(38,116)	$(57,458)	$0	$0	$(95,574)

Payable for reverse repurchase agreements and sale-buyback financing transactions(4)					$(95,574)

(g)	Securities with an aggregate market value of $95,827 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(96,439) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(36,547) is outstanding at period end.

204	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.500	10/24/2025	36	$36	$(7)	$(7)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	28	28	(6)	(6)

					$(13)	$(13)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	20	$20	$(4)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	28	28	(7)	(4)

					$(11)	$(6)

Total Written Options					$(24)	$(19)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	28	$ 5,835	$6	$3	$0
U.S. Treasury 5-Year Note December Futures	12/2025	63	6,879	27	2	0
U.S. Treasury 10-Year Note December Futures	12/2025	789	88,763	541	0	(12)

				$574	$5	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2025	223	$ (26,000)	$(547)	$56	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	300	(36,019)	(937)	169	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	530	(60,991)	(631)	33	0

				$(2,115)	$258	$0

Total Futures Contracts				$(1,541)	$263	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.706%	$500	$62	$4	$66	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209	1,800	(9)	20	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.272	1,800	(12)	28	16	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065	1,800	12	0	12	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079	1,700	23	(4)	19	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.322	630	125	(89)	36	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.106	1,600	(17)	35	18	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227	500	1	0	1	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528	200	4	0	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284	1,700	39	(24)	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391	300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430	100	0	2	2	0	0

						$228	$(23)	$205	$0	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	205

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(172)	$(190)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(263)	(304)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(17)	(30)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	73	(76)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,200	(2)	(17)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(147)	(107)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	36	346	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	(44)	(44)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	7,100	0	(26)	(26)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	(13)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	(20)	(20)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(6)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(7)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	5	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	3	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	7	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(42)	(47)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	(157)	(106)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(31)	(35)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(41)	(48)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	(17)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(23)	13	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	5	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	8	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	16	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	8	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	14	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	12	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	10	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	16	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	32	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	650	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	800	(3)	(13)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(10)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(10)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,500	(4)	(34)	(38)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,300	(4)	(24)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,432	4,964	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	3,300	0	(1)	(1)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	1,000	0	25	25	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	800	0	15	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	2,300	0	32	32	7	0

						$2,583	$1,639	$4,222	$62	$(19)

Total Swap Agreements						$2,811	$1,616	$4,427	$62	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$263	$62	$325		$(19)		$(12)		$(19)	$(50)

(i)

Securities with an aggregate market value of $6,032 and cash of $5,773 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

206	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	1,100	$ (3)	$(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	500	(1)	(3)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	600	(2)	(2)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	1,200	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	1,200	(4)	(4)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	400	(1)	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	400	(1)	(1)

Total Written Options							$(22)	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(4)	$0	$(4)	$(4)	$0	$(4)
BPS	0	0	0	0	0	(2)	0	(2)	(2)	0	(2)
CBK	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)

Total Over the Counter	$0	$0	$0	$0	$0	$(11)	$0	$(11)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments -Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$263	$263
Swap Agreements	0	0	0	0	62	62

	$0	$0	$0	$0	$325	$325

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	207

Schedule of Investments	PIMCO Total Return Fund II	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	12	12
Swap Agreements	0	0	0	0	19	19

	$0	$0	$0	$0	$50	$50

Over the counter
Written Options	$0	$0	$0	$0	$11	$11

	$0	$0	$0	$0	$61	$61

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$96	$96
Futures	0	0	0	0	2,094	2,094
Swap Agreements	0	96	0	0	735	831

	$0	$96	$0	$0	$2,925	$3,021

Over the counter
Written Options	$0	$5	$0	$0	$240	$245

	$0	$101	$0	$0	$3,165	$3,266

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(1,771)	(1,771)
Swap Agreements	0	(52)	0	0	(664)	(716)

	$0	$(52)	$0	$0	$(2,430)	$(2,482)

Over the counter
Written Options	$0	$0	$0	$0	$5	$5

	$0	$(52)	$0	$0	$(2,425)	$(2,477)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$57,533	$0	$57,533
Industrials	0	42,170	6,300	48,470
Utilities	299	38,390	0	38,689
Municipal Bonds & Notes
Illinois	0	1,261	0	1,261
West Virginia	0	911	0	911
U.S. Government Agencies	0	240,510	0	240,510
U.S. Treasury Obligations	0	331,205	0	331,205
Non-Agency Mortgage-Backed Securities	0	64,350	0	64,350
Asset-Backed Securities
Automobile Sequential	0	6,904	0	6,904
CMBS Other	0	6,740	0	6,740
Credit Card Other	0	1,426	0	1,426
Home Equity Other	0	986	0	986
Other ABS	0	6,757	0	6,757
Preferred Securities
Banking & Finance	0	2,270	0	2,270
Short-Term Instruments
Mutual Funds	0	540	0	540

	$299	$801,953	$6,300	$808,552

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Affiliates, at Value
Mutual Funds	$22,698	$0	$0	$22,698
Short-Term Instruments
Central Funds Used for Cash Management Purposes	156	0	0	156

	$22,854	$0	$0	$22,854

Total Investments	$23,153	$801,953	$6,300	$831,406

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$325	$0	$325

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(50)	0	(50)
Over the counter	0	(11)	0	(11)

	$0	$(61)	$0	$(61)

Total Financial Derivative Instruments	$0	$264	$0	$264

Totals	$23,153	$802,217	$6,300	$831,670

208	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$6,300	$0	$0	$0	$0	$0	$0	$6,300	$0

Totals	$0	$6,300	$0	$0	$0	$0	$0	$0	$6,300	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance at 09/30/2025			(% Unless Noted Otherwise)
Category and Subcategory		Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$6,300	Recent Transaction	Purchase Price	100.000	—

Total	$6,300

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	209

Schedule of Investments	PIMCO Total Return Fund IV

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.2%

CORPORATE BONDS & NOTES 45.3%

BANKING & FINANCE 23.2%

ABN AMRO Bank NV
4.718% due 01/22/2027		$600	$605

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		600	601

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		500	491
3.650% due 07/21/2027		200	198
6.100% due 01/15/2027		300	307

Air Lease Corp.
5.300% due 06/25/2026		600	604

Aircastle Ltd.
2.850% due 01/26/2028		300	289
6.500% due 07/18/2028		200	210

Ally Financial, Inc.
6.848% due 01/03/2030 •		400	423

American Express Co.
6.338% due 10/30/2026 •		500	501

American Tower Corp.
3.900% due 05/16/2030	EUR	600	730

Athene Global Funding
5.339% due 01/15/2027		$500	507
5.583% due 01/09/2029		700	724

Aviation Capital Group LLC
5.125% due 04/10/2030		600	610
5.375% due 07/15/2029		100	102

Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	518
6.375% due 05/04/2028		500	522

Banco Santander SA
5.552% due 03/14/2028 •		400	407

Bank of America Corp.
3.559% due 04/23/2027 •		100	100
3.974% due 02/07/2030 •		500	496
4.376% due 04/27/2028 •		500	502
5.202% due 04/25/2029 •		800	820
5.933% due 09/15/2027 •		600	610
6.204% due 11/10/2028 •		800	834

Barclays PLC
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	505
6.056% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	404
7.437% due 11/02/2033 •		600	689

BGC Group, Inc.
6.150% due 04/02/2030		600	616
6.600% due 06/10/2029		600	624

BNP Paribas SA
5.283% due 11/19/2030 •		600	617
5.497% due 05/20/2030 •		500	517

BPCE SA
5.716% due 01/18/2030 •		500	517
5.876% due 01/14/2031 •		600	627
6.714% due 10/19/2029 •		500	531

Brown & Brown, Inc.
4.700% due 06/23/2028		600	606

Cantor Fitzgerald LP
7.200% due 12/12/2028		500	534

Capital One Financial Corp.
5.700% due 02/01/2030 •		300	312

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,163

Charles Schwab Corp.
6.196% due 11/17/2029 •		175	186

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		600	616

Citibank NA
5.488% due 12/04/2026		400	406

Citigroup, Inc.
5.174% due 02/13/2030 •		100	103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consumers Securitization Funding LLC
5.210% due 09/01/2031	$500	$516

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	500	518
5.564% due 02/28/2029 •	300	309

Corebridge Global Funding
5.750% due 07/02/2026	100	101

Credit Agricole SA
5.052% (SOFRRATE + 0.870%) due 03/11/2027 ~	500	502
6.316% due 10/03/2029 •	300	316

Crown Castle, Inc.
3.800% due 02/15/2028	500	494
5.600% due 06/01/2029	100	104

Deutsche Bank AG
6.819% due 11/20/2029 •	500	535

Equitable Financial Life Global Funding
5.000% due 03/27/2030	600	615

Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.875% due 11/07/2029	600	611
7.350% due 11/04/2027	300	313

FS KKR Capital Corp.
6.875% due 08/15/2029	700	717

General Motors Financial Co., Inc.
5.617% (SOFRINDX + 1.350%) due 05/08/2027 ~	500	503

Goldman Sachs Bank USA
4.986% (SOFRRATE + 0.750%) due 05/21/2027 ~	600	602

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	100	99
4.692% due 10/23/2030 •	600	608
5.049% due 07/23/2030 •	400	410
6.325% (US0003M + 1.750%) due 10/28/2027 ~	900	914

Golub Capital BDC, Inc.
7.050% due 12/05/2028	500	529

HSBC Holdings PLC
2.013% due 09/22/2028 •	400	383
5.130% due 03/03/2031 •	600	615
7.390% due 11/03/2028 •	1,000	1,062

Hudson Pacific Properties LP
4.650% due 04/01/2029	500	466

ING Groep NV
4.017% due 03/28/2028 •	800	798
5.066% due 03/25/2031 •	800	820

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	1,200	1,183
4.005% due 04/23/2029 •	100	100
4.603% due 10/22/2030 •	600	607
5.236% (SOFRRATE + 0.930%) due 07/22/2028 ~	200	201
5.299% due 07/24/2029 •	500	515
5.503% (SOFRRATE + 1.200%) due 01/23/2028 ~	100	101
6.070% due 10/22/2027 •	500	510

JPMorgan Chase Bank NA
5.197% (SOFRRATE + 1.000%) due 12/08/2026 ~	500	504

Kilroy Realty LP
6.250% due 01/15/2036	300	311

Lloyds Banking Group PLC
5.087% due 11/26/2028 •	200	204
5.298% (SOFRINDX + 1.060%) due 11/26/2028 ~	200	201

LPL Holdings, Inc.
5.200% due 03/15/2030	600	613

LXP Industrial Trust
2.375% due 10/01/2031	300	261

Marsh & McLennan Cos., Inc.
4.967% (SOFRINDX + 0.700%) due 11/08/2027 ~	300	301

MassMutual Global Funding II
4.300% due 10/22/2027	600	604
5.050% due 12/07/2027	600	613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mercury General Corp.
4.400% due 03/15/2027		$500	$498

Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 •		600	619

Morgan Stanley
4.654% due 10/18/2030 •		600	607
5.123% due 02/01/2029 •		500	511
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	905
5.449% due 07/20/2029 •		500	517
5.652% due 04/13/2028 •		300	307
5.656% due 04/18/2030 •		200	209

Morgan Stanley Bank NA
5.398% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	503

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		900	899

Morgan Stanley Private Bank NA
5.099% (SOFRRATE + 0.770%) due 07/06/2028 ~		1,300	1,305

Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030		400	409
5.350% due 04/09/2027		300	305
5.450% due 12/12/2028		500	517

Nationwide Building Society
6.557% due 10/18/2027 •		500	511

NatWest Group PLC
5.583% due 03/01/2028 •		500	509

NatWest Markets PLC
5.022% due 03/21/2030		900	925

New York Life Global Funding
4.898% due 01/16/2026 •		500	501

Newmark Group, Inc.
7.500% due 01/12/2029		500	537

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	193
6.226% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	499

Nomura Holdings, Inc.
2.172% due 07/14/2028		100	95

Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	512

Nuveen LLC
5.550% due 01/15/2030		500	521

Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		1,400	1,400

Pacific Life Global Funding II
4.500% due 08/28/2029		600	606

Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	1,091

Pricoa Global Funding I
4.650% due 08/27/2031		600	607

Principal Life Global Funding II
4.950% due 11/27/2029		400	409

Prologis LP
4.200% due 02/15/2033	CAD	900	662

Protective Life Global Funding
5.467% due 12/08/2028		$500	519

Realty Income Corp.
3.375% due 06/20/2031	EUR	300	353

RGA Global Funding
5.448% due 05/24/2029		$100	104
5.500% due 01/11/2031		500	522

Royal Bank of Canada
4.875% due 01/19/2027		500	506
4.900% due 01/12/2028		300	306

Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	661

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		600	620
6.499% due 03/09/2029 •		300	313

Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		475	481

210	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBA Tower Trust
2.328% due 07/15/2052		$900	$856

Sixth Street Lending Partners
6.125% due 07/15/2030		600	621

Societe Generale SA
1.792% due 06/09/2027 •		1,200	1,178

Standard Chartered PLC
6.750% due 02/08/2028 •		100	103

State Street Bank & Trust Co.
4.782% due 11/23/2029		250	256

Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,275

Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	845
5.240% due 04/15/2030		500	518
5.316% due 07/09/2029		600	622

UBS AG
7.500% due 02/15/2028		300	323

UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,296
4.194% due 04/01/2031 •		$300	297
5.428% due 02/08/2030 •		700	723
6.246% due 09/22/2029 •		500	528
6.442% due 08/11/2028 •		300	312

VICI Properties LP
5.625% due 04/01/2035		600	615

Wells Fargo & Co.
2.393% due 06/02/2028 •		500	486
3.526% due 03/24/2028 •		800	793
5.244% due 01/24/2031 •		600	621
6.303% due 10/23/2029 •		500	530

Wells Fargo Bank NA
5.252% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	504

			77,151

INDUSTRIALS 15.3%

Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		600	601

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		300	302

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		700	705

Altria Group, Inc.
4.875% due 02/04/2028		600	610

American Airlines Pass-Through Trust
3.200% due 12/15/2029		728	706
3.500% due 08/15/2033		912	836

Amrize Finance U.S. LLC
4.950% due 04/07/2030		400	409

AppLovin Corp.
5.125% due 12/01/2029		700	716

Arrow Electronics, Inc.
5.150% due 08/21/2029		600	614

BAT Capital Corp.
6.343% due 08/02/2030		500	540

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		1,600	1,595

Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	214

Beignet
6.850% due 06/01/2049 «(b)		3,800	3,800

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		900	593

BMW U.S. Capital LLC
5.050% due 03/21/2030		600	616

Boeing Co.
2.196% due 02/04/2026		500	496

Broadcom, Inc.
5.050% due 07/12/2029		600	618

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		300	307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC/CDW Finance Corp.
5.100% due 03/01/2030	$600	$611

Centene Corp.
2.500% due 03/01/2031	550	474
2.625% due 08/01/2031	150	129
3.000% due 10/15/2030	400	358
4.625% due 12/15/2029	500	485

Cheniere Energy Partners LP
3.250% due 01/31/2032	500	456
4.500% due 10/01/2029	200	199

Cheniere Energy, Inc.
5.650% due 04/15/2034	500	516

Cigna Group
5.000% due 05/15/2029	500	513

Constellation Brands, Inc.
4.800% due 01/15/2029	375	381

CVS Health Corp.
5.250% due 01/30/2031	400	412

Daimler Truck Finance North America LLC
5.000% due 01/15/2027	500	505
5.113% (SOFRRATE + 0.960%) due 09/25/2027 ~	600	602

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	841	806

DT Midstream, Inc.
5.800% due 12/15/2034	750	774

Energy Transfer LP
6.100% due 12/01/2028	200	211

Equifax, Inc.
4.800% due 09/15/2029	600	610

Expand Energy Corp.
5.700% due 01/15/2035	300	309

Expedia Group, Inc.
3.250% due 02/15/2030	800	765

Ferguson Enterprises, Inc.
4.350% due 03/15/2031	600	596

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	1,200	1,163

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	200	211
6.129% due 02/23/2038	200	213
6.510% due 02/23/2042	300	326

Harbour Energy PLC
6.327% due 04/01/2035	600	616

Hyatt Hotels Corp.
5.250% due 06/30/2029	600	616
5.750% due 03/30/2032	600	626

Hyundai Capital America
1.800% due 01/10/2028	100	95
5.150% due 03/27/2030	600	613
5.250% due 01/08/2027	400	404
5.950% due 09/21/2026	500	508
6.500% due 01/16/2029	600	636

Illumina, Inc.
4.650% due 09/09/2026	500	502

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,600	1,172

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,116	991

Marriott International, Inc.
5.550% due 10/15/2028	500	519

Mars, Inc.
5.200% due 03/01/2035	600	614

Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	600	609
4.800% due 01/11/2027	500	505

National Fuel Gas Co.
5.500% due 03/15/2030	600	621

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	1,100	1,080

NTT Finance Corp.
4.620% due 07/16/2028	261	264

Occidental Petroleum Corp.
5.200% due 08/01/2029	600	609

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
4.800% due 08/03/2028		$600	$610
6.150% due 11/09/2029		300	320

Paramount Global
2.900% due 01/15/2027		100	98

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	500	604

Quanta Services, Inc.
4.300% due 08/09/2028		$600	603

Quest Diagnostics, Inc.
4.625% due 12/15/2029		600	609

Roche Holdings, Inc.
4.790% due 03/08/2029		500	511

Snam SpA
5.750% due 05/28/2035		400	415

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		600	607

Southern Co.
3.700% due 04/30/2030		1,000	975

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		1,301	1,236

Stryker Corp.
3.375% due 09/11/2032	EUR	200	237

Syensqo Finance America LLC
5.650% due 06/04/2029		$600	622

T-Mobile USA, Inc.
2.050% due 02/15/2028		100	95
4.800% due 07/15/2028		300	306

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	9	14

Thames Water Utilities Finance PLC
6.500% due 02/09/2034		100	95

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$908	835
3.450% due 06/01/2029		169	166

UnitedHealth Group, Inc.
4.250% due 01/15/2029		800	803

VMware LLC
1.800% due 08/15/2028		1,000	938

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		1,200	1,216
5.350% due 03/27/2030		600	616

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		285	281

Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		500	518

			50,833

UTILITIES 6.8%

AES Corp.
2.450% due 01/15/2031		200	179
5.450% due 06/01/2028		400	410

Alliant Energy Finance LLC
5.400% due 06/06/2027		600	608

Ameren Corp.
5.000% due 01/15/2029		500	511

Boston Gas Co.
3.001% due 08/01/2029		1,200	1,146

DTE Energy Co.
5.100% due 03/01/2029	500		513

Edison International
4.125% due 03/15/2028	200		196

Electricite de France SA
6.375% due 01/13/2055	500		524

Enel Finance International NV
1.625% due 07/12/2026	1,000		980
2.500% due 07/12/2031	1,000		893

Entergy Corp.
2.950% due 09/01/2026		2,700	2,672

EPH Financing International AS
6.651% due 11/13/2028	EUR	400	511

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	211

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Corp.
5.150% due 03/15/2028	$500	$512

Florida Power & Light Co.
5.050% due 04/01/2028	600	616

FORESEA Holding SA
7.500% due 06/15/2030	236	231

Monongahela Power Co.
3.550% due 05/15/2027	1,400	1,388

New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	1,042
2.150% due 10/01/2031	900	783

NorthWestern Corp.
5.073% due 03/21/2030	800	821

ONEOK, Inc.
3.250% due 06/01/2030	600	568
4.400% due 10/15/2029	300	300
6.500% due 09/01/2030	600	645

PacifiCorp
5.300% due 02/15/2031	900	934

PG&E Recovery Funding LLC
5.231% due 06/01/2042	600	615

Rio Oil Finance Trust
9.750% due 01/06/2027	615	638

San Diego Gas & Electric Co.
1.700% due 10/01/2030	500	442

SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,488

Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,256
4.125% due 03/01/2048	100	76
4.875% due 02/01/2027	300	302
5.150% due 06/01/2029	100	102

Southern Gas Corridor CJSC
6.875% due 03/24/2026	500	506

Virginia Power Fuel Securitization LLC
5.088% due 05/01/2029	334	336

		22,744

Total Corporate Bonds & Notes (Cost $149,878)		150,728

MUNICIPAL BONDS & NOTES 0.7%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	350	367

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	800	799

TEXAS 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	400	408

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	910

Total Municipal Bonds & Notes (Cost $2,550)		2,484

U.S. GOVERNMENT AGENCIES 47.2%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052 - 09/01/2052	31,100	27,372
4.000% due 10/01/2052	177	168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 06/01/2028 - 09/01/2053	$1,008	$1,013
5.500% due 04/01/2038 - 01/01/2055	1,710	1,729
6.000% due 10/01/2053 - 06/01/2054	801	821

Federal Home Loan Mortgage Corp. REMICS
4.677% due 10/15/2043 •	220	216
5.556% due 02/25/2055 •	666	669
5.656% due 05/25/2054 •	766	766

Federal National Mortgage Association
3.000% due 06/01/2029 - 07/01/2052	5,630	4,962
3.500% due 03/01/2048	59	55
4.000% due 11/01/2047 - 06/01/2052	2,238	2,150
4.500% due 01/01/2041 - 05/01/2053	599	587
5.000% due 07/01/2053	2,155	2,148
5.500% due 02/01/2036 - 05/01/2036	26	27
6.404% due 01/01/2036 •	552	572
6.618% due 05/01/2038 •	306	317

Federal National Mortgage Association REMICS
0.000% due 02/25/2033 •	2,151	1,952
3.000% due 10/25/2040	407	391
5.450% due 10/25/2055 •	700	701
5.556% due 12/25/2053 •	500	503

Government National Mortgage Association
3.000% due 11/15/2049	448	402
4.000% due 09/15/2049	216	205
5.000% due 05/15/2047 - 09/15/2047	71	71

Government National Mortgage Association REMICS
0.000% due 11/20/2039 (a)(c)	1,607	1,348
4.745% due 05/20/2047 •	389	375
4.892% due 04/20/2065 •	76	76
4.926% due 02/20/2067 •	296	296
4.936% due 06/20/2067 •	70	70
5.086% due 09/20/2065 •	722	722
5.189% due 01/20/2073 •	490	491
5.216% due 08/20/2066 - 08/20/2067 •	1,092	1,095
5.227% due 06/20/2067 •	1,315	1,330
5.266% due 05/20/2066 - 06/20/2066 •	1,103	1,107
5.269% due 03/20/2073 •	571	574
5.289% due 11/20/2073 •	991	996
5.409% due 12/20/2072 •	402	407
5.439% due 12/20/2073 •	491	495
5.529% due 11/20/2072 •	691	703

Government National Mortgage Association, TBA
4.000% due 11/01/2055	2,900	2,727
4.500% due 11/01/2055	3,100	3,005
5.000% due 11/01/2055	3,560	3,537
6.000% due 10/01/2055 - 11/01/2055	1,800	1,830

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2055	4,200	3,958
4.500% due 10/01/2055	5,500	5,335
5.000% due 11/01/2055	5,660	5,610
5.500% due 11/01/2055	50,225	50,609
6.000% due 11/01/2055	22,100	22,574

Total U.S. Government Agencies (Cost $157,960)		157,067

U.S. TREASURY OBLIGATIONS 15.3%

U.S. Treasury Bonds
1.375% due 11/15/2040	7,300	4,766
1.375% due 08/15/2050	500	252
1.625% due 11/15/2050	500	268
1.875% due 02/15/2051	2,650	1,514
1.875% due 11/15/2051	925	523
2.000% due 02/15/2050	1,200	718
2.000% due 08/15/2051	2,725	1,597
2.250% due 08/15/2049	5,568	3,555
2.375% due 11/15/2049	500	327

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 05/15/2051		$80	$52
2.500% due 02/15/2045		5,800	4,156
2.750% due 08/15/2042		400	311
2.875% due 05/15/2049		400	292
3.000% due 02/15/2048		300	227
3.000% due 08/15/2048		300	226
3.000% due 02/15/2049		200	150
3.125% due 02/15/2043 (h)		1,930	1,576
3.125% due 08/15/2044		4,300	3,444
3.250% due 05/15/2042		1,300	1,093
3.375% due 11/15/2048		1,300	1,045
3.750% due 11/15/2043 (h)		2,500	2,214
3.875% due 02/15/2043		1,000	908
3.875% due 05/15/2043		400	362
4.250% due 08/15/2054		1,800	1,662
4.500% due 11/15/2054		400	385
4.625% due 05/15/2044		900	894
4.625% due 05/15/2054		1,300	1,278
4.750% due 08/15/2055		5,050	5,068
4.875% due 08/15/2045		2,300	2,352

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051		2,357	1,309
0.125% due 02/15/2052		928	504
0.250% due 02/15/2050		503	298
0.750% due 02/15/2045		686	512
0.875% due 02/15/2047		268	198
1.000% due 02/15/2046		409	316
1.000% due 02/15/2049		257	189
1.500% due 02/15/2053		435	348
2.125% due 02/15/2054		1,263	1,167
2.375% due 02/15/2055		205	200
2.125% due 04/15/2029 (h)		2,611	2,696

U.S. Treasury Notes
4.250% due 08/15/2035		2,000	2,016

Total U.S. Treasury Obligations (Cost $57,882)			50,968

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

Banc of America Funding Trust
5.334% due 05/25/2035 ~		357	334

Bear Stearns ARM Trust
6.250% due 02/25/2033 ~		1	1

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		430	390
5.656% due 06/25/2055 •		557	558

Chase Mortgage Finance Trust
6.914% due 02/25/2037 ~		3	3

Credit Suisse First Boston Mortgage Securities Corp.
3.917% due 09/25/2033 ~		1	1

Cross Mortgage Trust
6.093% due 04/25/2069 þ		336	339

CSWF Corp.
5.332% due 06/15/2034 •		46	44

Eurohome U.K. Mortgages PLC
4.255% due 06/15/2044 •	GBP	225	302

Eurosail-U.K. PLC
5.055% due 06/13/2045 •		678	912

Extended Stay America Trust
5.344% due 07/15/2038 •		$422	422

GS Mortgage Securities Corp. Trust
5.397% due 07/15/2035 •		499	339

GSR Mortgage Loan Trust
6.625% due 01/25/2035 ~		118	113

HomeBanc Mortgage Trust
4.772% due 03/25/2035 •		172	141

Impac CMB Trust
5.052% due 10/25/2034 •		207	207

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	466
4.128% due 07/05/2031		500	459

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		708	635
5.990% due 07/25/2064 ~		399	403

Landmark Mortgage Securities No. 3 PLC
4.463% due 04/17/2044 •	GBP	155	203

212	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ludgate Funding PLC
4.295% due 12/01/2060 •	GBP	1,067	$1,414

Mansard Mortgages PLC
4.368% due 04/15/2047 •		282	375

MASTR Adjustable Rate Mortgages Trust
5.578% due 11/21/2034 ~		$247	238

Merrill Lynch Mortgage Investors Trust
4.772% due 11/25/2035 •		59	57
5.381% due 01/25/2029 •		23	23

Morgan Stanley Capital I Trust
3.436% due 12/15/2049		515	511

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		318	322

NYMT Loan Trust
3.750% due 02/25/2068 ~		423	393

OBX Trust
3.688% due 04/25/2053 ~		370	364

ONE Mortgage Trust
4.964% due 03/15/2036 •		700	690

PRET Trust
3.900% due 10/25/2063 ~		798	774

PRPM LLC
3.750% due 03/25/2054 þ		474	464

PRPM Trust
6.265% due 12/25/2068 þ		356	360

Resloc U.K. PLC
2.174% due 12/15/2043 •	EUR	2,243	2,574

Structured Adjustable Rate Mortgage Loan Trust
5.137% due 09/25/2034 ~		$341	336

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	360	486

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$889	856
4.415% due 02/25/2055 ~		500	487

UWM Mortgage Trust
2.500% due 11/25/2051 ~		923	765

Verus Securitization Trust
6.193% due 03/25/2068 þ		276	277

WaMu Mortgage Pass-Through Certificates Trust
4.812% due 07/25/2045 •		55	53
4.852% due 10/25/2045 •		996	986

Total Non-Agency Mortgage-Backed Securities (Cost $19,177)			19,077

ASSET-BACKED SECURITIES 2.4%

AUTOMOBILE SEQUENTIAL 0.3%

Citizens Auto Receivables Trust
5.840% due 01/18/2028		331	334

Ford Credit Auto Lease Trust
5.050% due 06/15/2027		500	503

Huntington Auto Trust
5.500% due 03/15/2027		16	16

			853

HOME EQUITY OTHER 0.6%

Countrywide Asset-Backed Certificates Trust
4.812% due 12/25/2034 •		1,178	1,149

Merrill Lynch Mortgage Investors Trust
5.067% due 09/25/2035 •		10	10

RCKT Mortgage Trust
4.795% due 09/25/2055 «þ		400	399

Wells Fargo Home Equity Asset-Backed Securities Trust
5.272% due 10/25/2034 •		457	470

			2,028

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 1.5%

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		$600	$614

Nelnet Student Loan Trust
0.000% due 06/22/2065 •		300	300
4.670% due 06/22/2065		400	399
6.589% due 02/20/2041 •		251	257

Pagaya AI Debt Trust
6.258% due 10/15/2031		174	175

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		500	504

SMB Private Education Loan Trust
5.240% due 03/15/2056		246	252
5.822% due 03/15/2056 •		656	664

T-Mobile U.S. Trust
5.050% due 09/20/2029		500	505

Verizon Master Trust
5.000% due 12/20/2028		1,400	1,403

			5,073

Total Asset-Backed Securities (Cost $7,894)			7,954

SOVEREIGN ISSUES 5.2%

Australia Government Bonds
2.750% due 06/21/2035	AUD	1,300	755

CPPIB Capital, Inc.
4.300% due 06/02/2034	CAD	500	379

European Union
2.875% due 10/05/2029	EUR	1,200	1,433

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	66,000	342

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		110,000	635
2.400% due 03/20/2055		120,700	711
2.800% due 06/20/2055		80,000	513

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		140,000	868
2.400% due 03/20/2045		82,100	541

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$200	200
4.136% due 10/09/2030 (b)		200	200

Mexico Government International Bonds
6.000% due 05/07/2036		200	205
6.875% due 05/13/2037		600	649

Peru Government Bonds
6.850% due 08/12/2035	PEN	650	198
7.300% due 08/12/2033		4,290	1,378

Peru Government International Bonds
5.375% due 02/08/2035		$500	510
6.150% due 08/12/2032	PEN	3,460	1,056
6.950% due 08/12/2031		722	230

Province of British Columbia
4.150% due 06/18/2034	CAD	200	150

Province of Ontario
3.800% due 12/02/2034		500	364

Province of Quebec
4.450% due 09/01/2034		1,900	1,455
6.350% due 01/30/2026		$600	604

Romania Government International Bonds
3.000% due 02/27/2027		900	879

Saudi Government International Bonds
4.750% due 01/16/2030		500	511
5.125% due 01/13/2028		400	409

U.K. Gilts
3.750% due 10/22/2053	GBP	600	605
4.375% due 07/31/2054		1,314	1,480

Total Sovereign Issues (Cost $17,127)			17,260

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.3%

INDUSTRIALS 0.3%

Drillco Holdings Luxembourg SA «(f)	22,807	$495

Foresea Holdings SA «	17,243	373

Total Common Stocks (Cost $801)		868

	PRINCIPAL AMOUNT (000S)

SHORT-TERM INSTRUMENTS 2.1%

COMMERCIAL PAPER 1.3%

AES Corp.
4.500% due 10/07/2025	$800	799

Crown Castle, Inc.
4.610% due 10/23/2025	700	698
4.620% due 10/21/2025	911	909
4.620% due 10/23/2025	341	340
4.800% due 10/07/2025	800	799

Oracle Corp.
4.330% due 11/19/2025	800	795

		4,340

	SHARES
MUTUAL FUNDS 0.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (e)	2,550,631	2,550

Total Short-Term Instruments (Cost $6,891)		6,890

Total Investments in Securities (Cost $420,160)		413,296

INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	1,703,947	16,595

Total Short-Term Instruments (Cost $16,589)		16,595

Total Investments in Affiliates (Cost $16,589)		16,595

Total Investments 129.2% (Cost $436,749)		$429,891

Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(368))		80

Other Assets and Liabilities, net (29.2)%		(97,263)

Net Assets 100.0%		$332,708

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	213

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$457	$495	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2055	$1,700	$(1,510)	$(1,494)

Total Short Sales (0.4)%				$(1,510)	$(1,494)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(27) at a weighted average interest rate of 4.448%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	14	$	1,050	$(3)	$7	$0
Canada Government 10-Year Bond December Futures	12/2025	33		2,904	60	13	0
Long Guilt December Futures	12/2025	15		1,833	9	8	(1)
U.S. Treasury 2-Year Note December Futures	12/2025	57		11,879	21	6	0
U.S. Treasury 5-Year Note December Futures	12/2025	141		15,397	(2)	6	0
U.S. Treasury 10-Year Note December Futures	12/2025	259		29,138	129	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	7		840	22	0	(4)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	123		14,155	136	0	(8)

					$372	$40	$(17)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund December Futures	12/2025	56	$	(8,453)	$(50)	$2	$(22)

Total Futures Contracts					$322	$42	$(39)

214	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$	1,800	$(11)	$39	$28	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209		600	2	2	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.352		600	(4)	13	9	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.496		300	(2)	7	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.648		500	8	1	9	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.195		600	66	3	69	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.262		400	69	(19)	50	0	0

							$128	$46	$174	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	9,200	$205	$6	$211	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,000	$(5)	$(1)	$(6)	$1	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(6)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		670,000	(124)	128	4	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	19	21	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		9,300	(595)	263	(332)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	(2)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	45	(52)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	(4)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	(46)	(46)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	(22)	(22)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,449	(4)	(68)	(72)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	(47)	(47)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	(19)	(19)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	(36)	(36)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	(43)	(43)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		824	(9)	4	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	376	613	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	14	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	64	83	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		300	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	8	37	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(17)	35	18	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	37	14	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	65	52	10	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		1,000	(1)	(10)	(11)	3	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	3	3	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		12,200	(40)	57	17	41	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,410	(36)	(8)	(44)	0	(19)
Pay	28-Day MXN-TIIE	9.430	Lunar	12/19/2025	MXN	4,700	0	1	1	0	0
Pay(5)	28-Day MXN-TIIE	9.430	Lunar	04/06/2029		4,700	0	15	15	0	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		4,100	0	4	4	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(76)	(102)	0	(5)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(5)	(4)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	215

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	CAD	200	$0	$1	$1	$0	$0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,800	2	(24)	(22)	0	(4)

							$(701)	$727	$26	$98	$(45)

Total Swap Agreements							$(368)	$779	$411	$99	$(45)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$42	$99	$141	$0	$(39)	$(45)	$(84)

(h)

Securities with an aggregate market value of $3,340 and cash of $3,368 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	6,802		$7,934	$0	$(52)
	10/2025		$5,159	CAD	7,177	0	(2)
	11/2025	CAD	7,166		$5,159	2	0

BOA	10/2025	IDR	3,502,735		210	0	0
	10/2025	JPY	750		5	0	0
	10/2025	NOK	295		30	1	0
	10/2025		$53	INR	4,704	0	0
	10/2025		44	JPY	6,523	1	0
	10/2025		101	NZD	175	1	0
	11/2025	EUR	308		$362	0	0
	11/2025	JPY	6,500		44	0	(1)
	11/2025	NZD	175		101	0	(1)

BPS	10/2025	CNH	653		92	0	0
	10/2025	IDR	4,326,765		258	0	(1)
	10/2025	INR	2,442		28	0	0
	10/2025	KRW	13,875		10	0	0
	10/2025	NOK	1,975		199	1	0
	10/2025	TWD	3,606		121	3	0
	10/2025		$441	GBP	327	0	(1)
	10/2025		537	IDR	8,843,158	0	(7)
	10/2025		74	INR	6,551	0	0
	10/2025		51	JPY	7,557	0	0

216	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$130	KRW	180,049	$0	$(2)
	10/2025		306	PLN	1,114	0	0
	11/2025	IDR	1,002,682		$60	0	0
	11/2025	INR	8,011		90	0	0
	11/2025	JPY	7,531		51	0	0
	11/2025	KRW	70,091		50	0	0
	12/2025		$258	IDR	4,339,210	2	0

BRC	10/2025	CHF	230		$287	0	(2)
	10/2025		$245	CHF	195	1	0
	10/2025		11	PLN	39	0	0
	11/2025	CHF	195		$245	0	(1)

BSH	10/2025		$30	NZD	51	0	0
	11/2025	NZD	51		$30	0	0
	12/2025		$20	PEN	73	1	0
	01/2026	PEN	1,196		$334	0	(9)
	02/2026		1,311		375	0	(1)
	03/2026		1,206		345	0	(1)

CBK	10/2025	AUD	1,543		1,026	5	0
	10/2025	CNH	11,327		1,595	5	0
	10/2025	EUR	308		361	0	(1)
	10/2025	IDR	4,468,656		267	0	(1)
	10/2025	INR	143,698		1,617	1	0
	10/2025	PEN	1,337		383	0	(2)
	10/2025	SEK	95		10	0	0
	10/2025	THB	317		10	0	0
	10/2025	TWD	43,133		1,435	18	0
	10/2025		$336	CAD	461	0	(5)
	10/2025		499	IDR	8,206,495	0	(7)
	10/2025		226	INR	19,894	0	(3)
	10/2025		232	NOK	2,295	0	(2)
	10/2025		12	THB	383	0	0
	10/2025		107	TWD	3,236	0	0
	11/2025		1,617	INR	143,994	0	(1)
	12/2025	TWD	2,920		$97	0	0
	12/2025		$267	IDR	4,481,323	1	0
	02/2026	PEN	1,210		$329	0	(18)

DUB	10/2025	CNH	1,400		197	0	0
	10/2025	IDR	164,253		10	0	0
	10/2025	INR	7,559		85	0	0
	10/2025	KRW	73,965		53	1	0
	10/2025	SGD	1,850		1,443	9	0
	10/2025	TWD	301		10	0	0
	10/2025		$213	ILS	727	7	0
	10/2025		103	INR	9,063	0	(1)
	11/2025	ILS	727		$213	0	(7)
	11/2025		$85	INR	7,574	0	0
	02/2026	PEN	1,441		$405	0	(8)

FAR	10/2025	AUD	1,456		945	0	(19)
	10/2025	CNH	611		86	0	0
	10/2025	JPY	298,002		2,027	12	0
	10/2025		$1,998	AUD	3,060	27	0
	10/2025		44	CHF	35	0	0
	10/2025		215	INR	18,966	0	(2)
	10/2025		136	PLN	497	0	0
	10/2025		3,259	SGD	4,197	0	(5)
	11/2025	AUD	3,060		$1,999	0	(27)
	11/2025	CHF	35		44	0	0
	11/2025	SGD	4,187		3,259	5	0
	12/2025		$1,309	MXN	24,823	35	0

GLM	10/2025	CNH	48		$7	0	0
	10/2025	IDR	4,292,765		257	0	0
	10/2025	INR	883		10	0	0
	10/2025		$63	IDR	1,036,258	0	(1)
	10/2025		62	INR	5,405	0	(1)
	10/2025		988	PLN	3,594	1	0
	12/2025		257	IDR	4,303,059	0	0
	12/2025		152	MXN	2,941	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	217

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	10/2025	AUD	61		$40	$0	$(1)

JPM	10/2025	CAD	6,164		4,461	31	0
	10/2025	KRW	128,020		92	1	0
	10/2025	PEN	95		27	0	0
	10/2025		$329	EUR	281	1	0
	10/2025		333	IDR	5,480,197	0	(5)

MBC	10/2025	CNH	713		$100	0	0
	10/2025	KRW	101,673		73	1	0
	10/2025	SEK	560		60	1	0
	10/2025	SGD	2,348		1,832	12	0
	10/2025	TWD	583		20	0	0
	10/2025		$243	CNH	1,730	0	0
	10/2025		621	EUR	529	0	0
	10/2025		905	GBP	668	0	(7)
	10/2025		25	JPY	3,745	0	0
	10/2025		28	THB	905	0	0
	11/2025	CNH	1,726		$243	0	0
	11/2025	JPY	6,403		43	0	0
	12/2025		$249	MXN	4,621	2	0

MYI	10/2025	CNH	719		$101	0	0
	10/2025	JPY	3,317		22	0	0
	10/2025		$957	JPY	142,875	9	0
	10/2025		117	PLN	425	0	(1)
	10/2025		78	TWD	2,355	0	(1)
	11/2025	JPY	142,380		$957	0	(9)
	12/2025	TWD	2,340		78	1	0
	12/2025		$109	MXN	2,065	2	0

NGF	10/2025	KRW	169,564		$122	1	0
	10/2025		$56	IDR	930,731	0	0

RYL	10/2025	INR	10,669		$120	0	0

SCX	10/2025	CNH	523		74	0	0
	10/2025	IDR	3,456,296		207	0	0
	10/2025	INR	4,813		54	0	0
	10/2025	JPY	16,983		116	1	0
	10/2025	PEN	433		124	0	(1)
	10/2025	RON	2		1	0	0
	10/2025	TWD	24,160		804	11	0
	10/2025		$5,087	GBP	3,803	28	0
	10/2025		63	IDR	1,032,604	0	(1)
	10/2025		1,596	INR	141,109	0	(8)
	11/2025	GBP	3,803		$5,088	0	(28)
	11/2025	JPY	31		0	0	0
	11/2025		$54	INR	4,823	0	0
	12/2025		207	IDR	3,465,031	0	0

SOG	10/2025	EUR	354	RON	1,801	0	0
	10/2025	JPY	155,507		$1,057	6	0
	10/2025		$7,047	EUR	5,992	0	(12)
	10/2025		2,091	JPY	311,145	13	0
	11/2025	EUR	5,992		$7,061	12	0
	11/2025	JPY	310,069		2,091	0	(13)
	12/2025	EUR	354	RON	1,809	0	0

SSB	10/2025	GBP	4,798		$6,467	14	0
	11/2025	PEN	857		232	0	(14)

UAG	10/2025	CAD	1,466		1,061	8	0
	10/2025	ILS	967		290	0	(2)
	10/2025	NZD	226		132	1	0
	10/2025		$72	ILS	240	1	0
	10/2025		117	PLN	424	0	0
	11/2025	ILS	73		$21	0	(1)
	12/2025		$1,229	MXN	22,976	15	0

Total Forward Foreign Currency Contracts						$319	$(296)

218	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$2	$0	$0	$2	$(54)	$0	$0	$(54)	$(52)	$0	$(52)
BOA	3	0	0	3	(2)	0	0	(2)	1	0	1
BPS	6	0	0	6	(11)	0	0	(11)	(5)	0	(5)
BRC	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
BSH	1	0	0	1	(11)	0	0	(11)	(10)	0	(10)
CBK	30	0	0	30	(40)	0	0	(40)	(10)	0	(10)
DUB	17	0	0	17	(16)	0	0	(16)	1	0	1
FAR	79	0	0	79	(53)	0	0	(53)	26	0	26
GLM	8	0	0	8	(2)	0	0	(2)	6	0	6
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	33	0	0	33	(5)	0	0	(5)	28	0	28
MBC	16	0	0	16	(7)	0	0	(7)	9	0	9
MYI	12	0	0	12	(11)	0	0	(11)	1	0	1
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	40	0	0	40	(38)	0	0	(38)	2	0	2
SOG	31	0	0	31	(25)	0	0	(25)	6	0	6
SSB	14	0	0	14	(14)	0	0	(14)	0	0	0
UAG	25	0	0	25	(3)	0	0	(3)	22	0	22

Total Over the Counter	$319	$0	$0	$319	$(296)	$0	$0	$(296)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	1	0	0	98	99

	$0	$1	$0	$0	$140	$141

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$319	$0	$319

	$0	$1	$0	$319	$140	$460

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	0	0	0	45	45

	$0	$0	$0	$0	$84	$84

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$296	$0	$296

	$0	$0	$0	$296	$84	$380

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	219

Schedule of Investments	PIMCO Total Return Fund IV	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,177	$1,177
Swap Agreements	0	109	0	0	21	130

	$0	$109	$0	$0	$1,198	$1,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,430)	$0	$(1,430)

	$0	$109	$0	$(1,430)	$1,198	$(123)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(691)	$(691)
Swap Agreements	0	30	0	0	256	286

	$0	$30	$0	$0	$(435)	$(405)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$263	$0	$263

	$0	$30	$0	$263	$(435)	$(142)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77,151	$0	$77,151
Industrials	0	47,033	3,800	50,833
Utilities	0	22,744	0	22,744
Municipal Bonds & Notes
Arizona	0	367	0	367
Louisiana	0	799	0	799
Texas	0	408	0	408
West Virginia	0	910	0	910
U.S. Government Agencies	0	157,067	0	157,067
U.S. Treasury Obligations	0	50,968	0	50,968
Non-Agency Mortgage-Backed Securities	0	19,077	0	19,077
Asset-Backed Securities
Automobile Sequential	0	853	0	853
Home Equity Other	0	1,629	399	2,028
Other ABS	0	5,073	0	5,073
Sovereign Issues	400	16,860	0	17,260
Common Stocks
Industrials	0	0	868	868
Short-Term Instruments
Commercial Paper	0	4,340	0	4,340
Mutual Funds	0	2,550	0	2,550

	$400	$407,829	$5,067	$413,296

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,595	$0	$0	$16,595

Total Investments	$16,995	$407,829	$5,067	$429,891

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,494)	$0	$(1,494)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	30	111	0	141
Over the counter	0	319	0	319

	$30	$430	$0	$460

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(61)	0	(84)
Over the counter	0	(296)	0	(296)

	$(23)	$(357)	$0	$(380)

Total Financial Derivative Instruments	$7	$73	$0	$80

Totals	$17,002	$406,408	$5,067	$428,477

220	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,800	$0	$0	$0	$0	$0	$0	$3,800	$0
Asset-Backed Securities
Home Equity Other	0	399	0	0	0	0	0	0	399	0
Common Stocks
Industrials	1,009	0	0	0	0	(141)	0	0	868	(141)

Totals	$1,009	$4,199	$0	$0	$0	$(141)	$0	$0	$5,067	$(141)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average %
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$3,800	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Home Equity Other	399	Proxy Pricing	Base Price	99.999	—
Common Stocks
Industrials	868	Indicative Market Quotation	Broker Quote	$21.667	—

Total	$5,067

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	221

Schedule of Investments	PIMCO Total Return Fund V

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 116.8%

CORPORATE BONDS & NOTES 28.4%

BANKING & FINANCE 14.8%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		$800	$757

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		15	13

Ally Financial, Inc.
7.100% due 11/15/2027		300	316

American Express Co.
5.085% due 01/30/2031 •		500	516

American Homes 4 Rent LP
5.500% due 02/01/2034		800	826

Athene Global Funding
5.252% (SOFRINDX + 1.030%) due 08/27/2026 ~		500	503

Banco Santander SA
5.294% due 08/18/2027		400	408
6.527% due 11/07/2027 •		400	410

Bank of America Corp.
4.948% due 07/22/2028 •		500	507
5.202% due 04/25/2029 •		1,800	1,845
6.204% due 11/10/2028 •		780	813

Barclays PLC
6.490% due 09/13/2029 •		1,400	1,483

BNP Paribas SA
1.675% due 06/30/2027 •		1,000	980

BPCE SA
2.045% due 10/19/2027 •		300	293
7.003% due 10/19/2034 •		400	446

Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	98
8.300% due 03/15/2028		100	106

Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.340% due 01/30/2032		1,900	1,661

Brookfield Finance, Inc.
2.724% due 04/15/2031		15	14

Citibank NA
4.876% due 11/19/2027 •		800	806

Citigroup, Inc.
4.075% due 04/23/2029 •		600	599
4.658% due 05/24/2028 •		1,100	1,108

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		1,200	1,185

CTP NV
3.625% due 03/10/2031	EUR	1,300	1,535

Digital Dutch Finco BV
1.500% due 03/15/2030		600	655

Equitable Financial Life Global Funding
1.300% due 07/12/2026		$15	15

European Investment Bank
3.750% due 02/14/2033		15	15

Ford Motor Credit Co. LLC
4.125% due 08/17/2027		1,300	1,279

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		600	596
5.727% due 04/25/2030 •		800	837
6.484% due 10/24/2029 •		200	213

Golub Capital BDC, Inc.
7.050% due 12/05/2028		300	317

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		615	612

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		500	514
6.375% due 07/01/2034		200	204

HAT Holdings I LLC/HAT Holdings II LLC
8.000% due 06/15/2027		243	253

Host Hotels & Resorts LP
2.900% due 12/15/2031		58	52
3.375% due 12/15/2029		750	713
3.500% due 09/15/2030		1,300	1,221

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
5.887% due 08/14/2027 •		$1,900	$1,926

ING Groep NV
6.083% due 09/11/2027 •		1,500	1,526

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		200	215

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,086
5.226% (SOFRRATE + 0.920%) due 04/22/2028 ~		300	302
5.299% due 07/24/2029 •		1,300	1,340
5.571% due 04/22/2028 •		200	204
5.581% due 04/22/2030 •		200	209

KEB Hana Bank
5.375% due 04/23/2027		300	306

Kilroy Realty LP
2.500% due 11/15/2032		900	749
2.650% due 11/15/2033		400	328
4.750% due 12/15/2028		100	101

KODIT Global Co. Ltd.
5.357% due 05/29/2027		300	305

Manulife Financial Corp.
3.703% due 03/16/2032		15	14

Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	414
5.778% due 07/06/2029 •		200	208

Morgan Stanley
5.230% due 01/15/2031 •		400	413
5.338% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	503
5.652% due 04/13/2028 •		200	204
5.656% due 04/18/2030 •		200	209
6.407% due 11/01/2029 •		300	319

Morgan Stanley Bank NA
5.011% (SOFRRATE + 0.685%) due 10/15/2027 ~		400	401
5.504% due 05/26/2028 •		250	256

Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029		400	406

Nationwide Building Society
6.557% due 10/18/2027 •		300	307

Nomura Holdings, Inc.
6.070% due 07/12/2028		1,600	1,674

Norinchukin Bank
2.080% due 09/22/2031		1,100	954
5.094% due 10/16/2029		400	409

Pacific Life Global Funding II
4.850% due 02/10/2030		800	816

Prologis LP
4.200% due 02/15/2033	CAD	700	515

RGA Global Funding
2.700% due 01/18/2029		$900	853
6.000% due 11/21/2028		300	316

Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		1,000	998
6.534% due 01/10/2029 •		500	523

Standard Chartered PLC
5.005% due 10/15/2030 •		400	407

Sumitomo Mitsui Financial Group, Inc.
2.472% due 01/14/2029		430	408

Toronto-Dominion Bank
5.264% due 12/11/2026		300	304

UBS Group AG
4.194% due 04/01/2031 •		700	692
5.617% due 09/13/2030 •		600	627
6.246% due 09/22/2029 •		1,000	1,055

			47,526

INDUSTRIALS 5.9%

Abu Dhabi National Energy Co. PJSC
4.750% due 03/09/2037		400	397

AP Moller - Maersk AS
5.875% due 09/14/2033		500	531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beignet
6.850% due 06/01/2049 «(a)		$2,900	$2,900

BMW U.S. Capital LLC
5.050% due 03/21/2030		500	513

Conagra Brands, Inc.
5.750% due 08/01/2035		1,500	1,528

Coty, Inc.
4.500% due 05/15/2027	EUR	300	359

Denso Corp.
4.420% due 09/11/2029		$700	704

Ferguson Finance PLC
3.250% due 06/02/2030		800	760

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		300	307

JDE Peet’s NV
0.500% due 01/16/2029	EUR	200	217
1.125% due 06/16/2033		200	196
2.250% due 09/24/2031		$500	434

Marriott International, Inc.
4.500% due 10/15/2031		600	598

Mercedes-Benz Finance North America LLC
4.900% due 11/15/2027		500	508

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	500	377

MSCI, Inc.
3.625% due 09/01/2030		$1,600	1,528

NTT Finance Corp.
5.171% due 07/16/2032		1,500	1,537
5.502% due 07/16/2035		800	828

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		600	539
3.400% due 05/01/2030		15	14

Oracle Corp.
4.200% due 09/27/2029		400	399

Smurfit Kappa Treasury ULC
5.200% due 01/15/2030		300	309

Smurfit Westrock Financing DAC
5.418% due 01/15/2035		500	516

Snam SpA
5.000% due 05/28/2030		600	609

VF Corp.
2.950% due 04/23/2030		500	441

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		200	210

Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		200	201
5.650% due 03/25/2032		1,400	1,446

			18,906

UTILITIES 7.7%

AES Corp.
2.450% due 01/15/2031		300	269
5.450% due 06/01/2028		700	717

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		600	603

Avangrid, Inc.
3.800% due 06/01/2029		400	393

Duke Energy Carolinas LLC
3.950% due 11/15/2028		500	500

Duke Energy Florida LLC
2.500% due 12/01/2029		625	587

EDP Finance BV
1.710% due 01/24/2028		2,200	2,076

Enel Finance International NV
2.500% due 07/12/2031		1,250	1,117

Georgia Power Co.
3.250% due 04/01/2026		775	771

Hanwha Energy USA Holdings Corp.
4.375% due 07/02/2028		400	403

Interstate Power & Light Co.
4.100% due 09/26/2028		200	199

222	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MidAmerican Energy Co.
3.150% due 04/15/2050		$700	$482
3.650% due 04/15/2029		450	444

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031		400	342

New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	614
5.650% due 08/15/2028		500	520

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		1,850	1,749

Niagara Mohawk Power Corp.
1.960% due 06/27/2030		800	721

NSTAR Electric Co.
3.950% due 04/01/2030		870	863

Oncor Electric Delivery Co. LLC
3.500% due 05/15/2031	EUR	300	360

Pacific Gas & Electric Co.
5.050% due 10/15/2032 (a)		$600	599
6.700% due 04/01/2053		1,265	1,354

Public Service Co. of Oklahoma
2.200% due 08/15/2031		875	772

Public Service Enterprise Group, Inc.
5.875% due 10/15/2028		1,500	1,573

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		600	580

RWE Finance U.S. LLC
5.125% due 09/18/2035		1,600	1,579

San Diego Gas & Electric Co.
4.950% due 08/15/2028		1,400	1,434

Solar Star Funding LLC
5.375% due 06/30/2035		274	283

Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,132
2.750% due 02/01/2032		300	264
3.450% due 02/01/2052		200	133
4.125% due 03/01/2048		100	76
5.250% due 03/15/2030		300	306

Southwestern Public Service Co.
3.750% due 06/15/2049		200	150

Wisconsin Electric Power Co.
4.750% due 09/30/2032		300	308

Wisconsin Power & Light Co.
4.950% due 04/01/2033		300	304
5.375% due 03/30/2034		300	312

			24,889

Total Corporate Bonds & Notes (Cost $89,246)			91,321

U.S. GOVERNMENT AGENCIES 43.1%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2052 - 12/01/2052		5,245	4,955
4.500% due 08/01/2053		4,109	3,997
5.000% due 06/01/2053 - 07/01/2053		8,395	8,356
5.500% due 10/01/2053 - 12/01/2054		30,741	31,052

Federal Home Loan Mortgage Corp. REMICS
5.250% due 10/25/2055 •		400	401
5.356% due 06/25/2055 •		481	484
5.656% due 01/25/2055 •		513	514

Federal National Mortgage Association
4.000% due 12/01/2052		8,385	7,928
4.500% due 07/01/2052 - 07/01/2053		10,481	10,217
5.000% due 05/01/2053 - 04/01/2054		16,257	16,198

Federal National Mortgage Association REMICS
5.536% due 08/25/2055 •		586	589

Government National Mortgage Association
4.816% due 10/20/2060 •		23	23

Government National Mortgage Association REMICS
4.986% due 09/20/2065 •		643	643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association, TBA
4.000% due 11/01/2055	$2,300	$2,163
4.500% due 11/01/2055	2,300	2,230
5.000% due 11/01/2055	2,600	2,583
6.000% due 10/01/2055 - 11/01/2055	940	956

Tennessee Valley Authority
1.500% due 09/15/2031	60	52

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2055	19,000	18,422
5.500% due 10/01/2055 - 11/01/2055	16,096	16,230
6.000% due 11/01/2055	10,540	10,766

Total U.S. Government Agencies (Cost $137,448)		138,759

U.S. TREASURY OBLIGATIONS 23.6%

U.S. Treasury Bonds
1.375% due 08/15/2050	500	252
1.625% due 11/15/2050	3,100	1,664
1.875% due 02/15/2051	9,860	5,634
1.875% due 11/15/2051	775	439
2.000% due 02/15/2050	1,600	957
2.000% due 08/15/2051	2,525	1,480
2.250% due 08/15/2049	4,243	2,709
2.375% due 11/15/2049	790	517
2.375% due 05/15/2051	735	473
2.875% due 05/15/2049	2,900	2,116
3.000% due 02/15/2048	700	529
3.000% due 08/15/2048	400	301
3.000% due 02/15/2049	1,600	1,198
3.125% due 05/15/2048	600	463
3.375% due 11/15/2048	900	723
3.625% due 05/15/2053	2,500	2,065
3.875% due 05/15/2043	2,500	2,265
4.250% due 08/15/2054	600	554
4.375% due 08/15/2043	1,200	1,159
4.500% due 11/15/2054	1,300	1,252
4.625% due 05/15/2044	300	298
4.750% due 08/15/2055	575	577
4.875% due 08/15/2045	400	409

U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •	10,200	10,193

U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051	3,722	2,067
0.125% due 02/15/2052	1,044	567
0.250% due 02/15/2050	126	74
0.750% due 02/15/2045	412	307
0.875% due 02/15/2047	134	99
1.000% due 02/15/2048	183	138
1.500% due 02/15/2053	511	409
2.125% due 02/15/2054	559	517
2.375% due 02/15/2055	2,150	2,101
0.125% due 01/15/2030 (e)	5,524	5,276
1.250% due 04/15/2028	215	216

U.S. Treasury Notes
4.250% due 11/15/2034	12,700	12,846
4.250% due 08/15/2035	3,200	3,226
4.625% due 02/15/2035	9,500	9,875

Total U.S. Treasury Obligations (Cost $76,560)		75,945

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

Benchmark Mortgage Trust
4.077% due 07/15/2051	979	970

Extended Stay America Trust
5.344% due 07/15/2038 •	489	489

VASA Trust
5.165% due 07/15/2039 •	500	490

Total Non-Agency Mortgage-Backed Securities (Cost $1,908)		1,949

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.6%

AUTOMOBILE SEQUENTIAL 1.0%

BMW Vehicle Lease Trust
4.430% due 06/26/2028		$1,000	$1,008
4.980% due 03/25/2027		423	425

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		1,200	1,206

FHF Issuer Trust
5.690% due 02/15/2030		271	274
5.890% due 06/15/2030		180	181
6.790% due 10/15/2029		176	178

			3,272

CMBS OTHER 0.4%

MF1 LLC
5.456% due 02/18/2040 •		1,200	1,202

OTHER ABS 4.2%

37 Capital CLO 4 Ltd.
5.408% due 04/15/2035 •		700	700

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		500	501

ARES European CLO XIV DAC
3.054% due 10/21/2034 •	EUR	323	380

Avoca Static CLO I DAC
2.996% due 01/15/2035 •		447	524

Fortress Credit BSL X Ltd.
0.000% due 04/20/2033 •(a)		$700	700

Golub Capital Partners CLO 50B-R Ltd.
5.435% due 04/20/2035 •		800	803

Goodleap Sustainable Home Solutions Trust
6.500% due 07/20/2055		406	396

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		1,200	1,206

GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		1,400	1,433

Jamestown CLO XVI Ltd.
5.438% due 07/25/2034 •		700	700

Loanpal Solar Loan Ltd.
2.470% due 12/20/2047		27	23

Mosaic Solar Loan Trust
5.910% due 11/20/2053		100	99

PEAC Solutions Receivables LLC
4.940% due 10/20/2028		1,200	1,210

Post Road Equipment Finance LLC
4.900% due 05/15/2031		1,200	1,210

Romark CLO - IV Ltd.
0.000% due 07/10/2034 •(a)		900	900

Romark CLO V Ltd.
5.476% due 01/15/2035 •		800	803

Sunnova Hestia I Issuer LLC
5.750% due 12/20/2050		352	356

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		435	438

THL Credit Wind River CLO Ltd.
5.488% due 04/15/2035 •		800	801

Wind River CLO Ltd.
5.122% due 07/20/2034 •		300	300

			13,483

Total Asset-Backed Securities (Cost $17,787)			17,957

SOVEREIGN ISSUES 4.1%

Australia Government Bonds
2.750% due 06/21/2035	AUD	1,100	639

BNG Bank NV
4.750% due 02/01/2030		$600	622

Chile Government International Bonds
4.850% due 01/22/2029		500	512

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	223

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Development Bank of Japan, Inc.
5.125% due 09/01/2026		$500	$505

European Union
1.250% due 02/04/2043	EUR	100	81
2.500% due 12/04/2031		100	116
2.875% due 10/05/2029		900	1,075

Kuwait International Bonds
4.016% due 10/09/2028 (a)		$200	200
4.136% due 10/09/2030 (a)		200	200
4.652% due 10/09/2035 (a)		200	200

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	300	363

Nederlandse Waterschapsbank NV
4.000% due 06/01/2028		$200	201

Peru Government International Bonds
5.400% due 08/12/2034	PEN	1,400	391
6.150% due 08/12/2032		3,960	1,209
6.950% due 08/12/2031		801	256

Province of British Columbia
4.150% due 06/18/2034	CAD	200	150

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario
3.800% due 12/02/2034	CAD	500	$364

Province of Quebec
4.450% due 09/01/2034		1,400	1,072

Romania Government International Bonds
5.625% due 02/22/2036	EUR	400	458

U.K. Gilts
3.750% due 03/07/2027	GBP	2,800	3,753
4.375% due 07/31/2054		848	955

Total Sovereign Issues (Cost $12,909)			13,322

SHORT-TERM INSTRUMENTS 11.4%

COMMERCIAL PAPER 1.1%

Crown Castle, Inc.
4.610% due 10/23/2025		$800	798
4.620% due 10/21/2025		911	909
4.620% due 10/23/2025		341	340
4.800% due 10/07/2025		800	799

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
4.330% due 11/19/2025	$800	$795

		3,641

REPURCHASE AGREEMENTS (c) 10.3%
		33,300

Total Short-Term Instruments (Cost $36,941)		36,941

Total Investments in Securities (Cost $372,799)		376,194

Total Investments 116.8% (Cost $372,799)		$376,194

Financial Derivative Instruments (d)(f) 1.0% (Cost or Premiums, net $3,776)		3,211

Other Assets and Liabilities, net (17.8)%		(57,425)

Net Assets 100.0%		$321,980

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$	33,300	U.S. Treasury Notes 1.250% due 12/31/2026	$(33,992)	$33,300	$33,304

Total Repurchase Agreements							$(33,992)	$33,300	$33,304

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$33,304	$0	$0	$33,304	$(33,992)	$(688)

Total Borrowings and Other Financing Transactions	$33,304	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(122) at a weighted average interest rate of 4.395%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

224	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	11	$11	$(4)	$(2)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	3	3	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	8	8	(3)	(1)

Total Written Options					$(8)	$(4)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	14	$	1,050	$(3)	$7	$0
Canada Government 10-Year Bond December Futures	12/2025	17		1,496	31	7	0
Euro-Bobl December Futures	12/2025	1		138	0	0	0
Euro-Bund December Futures	12/2025	1		151	1	0	0
Long Guilt December Futures	12/2025	17		2,077	10	9	(1)
U.S. Treasury 2-Year Note December Futures	12/2025	70		14,588	26	8	0
U.S. Treasury 5-Year Note December Futures	12/2025	116		12,667	5	5	0
U.S. Treasury 10-Year Note December Futures	12/2025	374		42,075	273	0	(6)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	115		13,234	127	0	(7)

Total Futures Contracts					$470	$36	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.271%	$500	$3	$0	$3	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.240	300	2	(1)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.513	200	4	0	4	0	0

						$9	$(1)	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IT-RAXX MAIN43	(1.000)%	Quarterly	06/20/2030	EUR 1,400	$31	$6	$37	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$1,800	$131	$7	$138	$0	$(3)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	2,900	139	96	235	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	22,900	502	25	527	2	0

					$772	$128	$900	$3	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	600	$(3)	$0	$(3)	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	160,000	(30)	31	1	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	225

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000%	Annual	06/18/2045	JPY	30,000	$5	$(9)	$(4)	$0	$(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(1)	(12)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	$	900	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	46	(18)	28	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	(33)	(33)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	(15)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,236	(3)	(49)	(52)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	(9)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	(22)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	(20)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		80	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,900	(59)	(74)	(133)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		900	(6)	(7)	(13)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		1,133	(13)	6	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	81	94	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	12	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	45	58	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		200	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		3,800	63	33	96	11	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(73)	(84)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	23	13	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	23	9	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	11	15	3	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		700	(1)	(7)	(8)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	16	35	8	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	2	2	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	1	1	0	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,800	(7)	10	3	6	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		1,120	(18)	(3)	(21)	0	(9)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(43)	(55)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(5)	(4)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		200	0	(2)	(2)	0	(1)

							$(33)	$(141)	(174)	$46	$(24)

Total Swap Agreements							$779	$(8)	771	$49	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$36	$49	$85	$(4)	$(14)	$(27)	$(45)

226	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(e)

Securities with an aggregate market value of $667 and cash of $4,348 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2025	BRL	55		$10	$0	$0
	10/2025	IDR	329,100		20	0	0
	10/2025	JPY	1,606		11	0	0
	10/2025	KRW	97,410		70	1	0
	10/2025	TWD	21,504		710	4	0
	10/2025		$10	BRL	55	0	0
	10/2025		60	INR	5,309	0	0
	10/2025		1	JPY	185	0	0
	10/2025		46	NZD	80	0	0
	10/2025		371	PLN	1,345	0	(2)
	11/2025	INR	2,671		$30	0	0
	11/2025	NZD	80		46	0	0
	11/2025		$11	JPY	1,601	0	0
BPS	10/2025	BRL	3,953		$743	1	0
	10/2025	IDR	2,261,128		136	1	0
	10/2025	JPY	1,861		12	0	0
	10/2025	TWD	12,801		427	7	0
	10/2025		$730	BRL	3,953	13	0
	10/2025		287	IDR	4,733,257	0	(4)
	10/2025		20	KRW	27,512	0	0
	10/2025		251	PLN	913	0	0
	11/2025		13	JPY	1,855	0	0
	12/2025		76	IDR	1,275,985	1	0
BRC	10/2025	CHF	452		$566	0	(2)
	10/2025		$294	CHF	236	2	0
	10/2025		38	PLN	138	0	0
	10/2025		70	THB	2,271	0	0
	10/2025		258	ZAR	4,559	5	0
	11/2025		566	CHF	450	2	0
	11/2025	ZAR	152		$9	0	0
CBK	10/2025	AUD	926		617	4	0
	10/2025	BRL	8,631		1,623	1	0
	10/2025	CAD	665		481	3	0
	10/2025	EUR	1,744		2,040	2	(9)
	10/2025	GBP	603		814	3	0
	10/2025	IDR	1,314,034		78	0	0
	10/2025	INR	26,998		304	0	0
	10/2025	PEN	1,581		453	0	(3)
	10/2025	SGD	312		243	2	0
	10/2025	TWD	18,084		610	16	0
	10/2025		$1,562	BRL	8,631	60	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	227

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$3,777	CAD	5,265	$6	$0
	10/2025		383	EUR	326	0	(1)
	10/2025		441	GBP	324	0	(5)
	10/2025		51	IDR	830,279	0	(1)
	10/2025		300	INR	26,362	0	(3)
	10/2025		14	THB	458	0	0
	10/2025		170	TWD	5,181	0	0
	10/2025	ZAR	393		$23	0	0
	11/2025	CAD	5,256		3,777	0	(6)
	11/2025		$304	INR	27,053	0	0
	11/2025	ZAR	525		$30	0	(1)
	12/2025	TWD	4,239		140	0	0
	12/2025		$78	IDR	1,317,758	0	0
	12/2025		30	THB	951	0	(1)
	01/2026	TWD	908		$30	0	0
	05/2026	PEN	929		261	0	(5)
DUB	11/2025	ZAR	173		10	0	0
	12/2025	THB	7,292		232	5	0
FAR	10/2025	AUD	1,924		1,248	0	(25)
	10/2025	CHF	81		102	0	0
	10/2025		$1,861	AUD	2,850	25	0
	10/2025		253	INR	22,353	0	(2)
	10/2025		499	JPY	73,389	0	(3)
	10/2025		140	PLN	512	1	0
	10/2025		2,220	SGD	2,859	0	(4)
	10/2025		170	THB	5,404	0	(3)
	11/2025	AUD	2,850		$1,862	0	(25)
	11/2025	PEN	2,157		588	0	(33)
	11/2025	SGD	2,852		2,220	3	0
	11/2025		$102	CHF	81	0	0
	11/2025		130	THB	4,210	0	0
	12/2025		718	MXN	13,621	20	0
GLM	10/2025	BRL	1,913		$360	0	0
	10/2025	IDR	2,097,076		126	0	0
	10/2025	KRW	1,624,633		1,159	5	(3)
	10/2025	SGD	938		732	5	0
	10/2025	TWD	6,684		221	2	0
	10/2025		$353	BRL	1,913	7	0
	10/2025		516	IDR	8,474,878	0	(8)
	10/2025		1,042	INR	92,125	0	(6)
	10/2025		576	KRW	812,685	3	0
	11/2025	KRW	112,133		$80	0	0
	12/2025	MXN	187		10	0	0
	12/2025		$76	IDR	1,265,353	0	0
	12/2025		132	MXN	2,563	6	0
JPM	10/2025	CAD	4,470		$3,235	23	0
	10/2025	EUR	6,661		7,790	0	(30)
	10/2025	IDR	653,437		39	0	0
	10/2025	INR	64,607		728	1	0
	10/2025	KRW	603,481		435	5	0
	10/2025	TWD	599		20	0	0
	10/2025		$94	IDR	1,550,585	0	(1)
	10/2025		147	PLN	536	0	0
	10/2025		58	ZAR	1,028	1	0
	11/2025		728	INR	64,737	0	(1)
	11/2025		3,268	TRY	142,355	23	0
	11/2025	ZAR	163		$9	0	0
	12/2025		$59	MXN	1,107	1	0
MBC	10/2025	IDR	326,153		$20	0	0
	10/2025	JPY	922		6	0	0
	10/2025	KRW	188,677		136	1	0
	10/2025	SEK	479		50	0	(1)
	10/2025	SGD	1,610		1,256	8	0
	10/2025		$374	CHF	297	0	(1)
	10/2025		20	KRW	27,362	0	0
	10/2025		34	THB	1,079	0	0
	11/2025		6	JPY	919	0	0
	12/2025		158	MXN	2,932	1	0
MYI	10/2025	JPY	35,186		$236	0	(2)
	10/2025		$6	JPY	817	0	0
	10/2025		93	PLN	336	0	0

228	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$130	THB	4,118	$0	$(3)
	10/2025		113	TWD	3,419	0	(1)
	11/2025		236	JPY	35,064	2	0
	12/2025	TWD	3,396		$113	1	0
SCX	10/2025	IDR	1,119,434		67	0	0
	10/2025	INR	6,146		69	0	0
	10/2025	PEN	64		18	0	0
	10/2025	TWD	10,624		358	10	0
	10/2025		$4,940	GBP	3,693	27	0
	10/2025		51	IDR	834,877	0	(1)
	10/2025		171	INR	15,080	0	(1)
	10/2025		28	JPY	4,182	0	0
	10/2025		40	THB	1,288	0	0
	11/2025	GBP	3,693		$4,941	0	(27)
	11/2025	NZD	23		14	0	0
	11/2025		$69	INR	6,158	0	0
	12/2025		67	IDR	1,122,263	0	0
SOG	10/2025	BRL	14,593		$2,734	0	(8)
	10/2025	JPY	76,626		515	0	(3)
	10/2025		$2,744	BRL	14,593	0	(2)
	10/2025		9,501	EUR	8,079	0	(16)
	10/2025		260	JPY	38,297	0	(2)
	11/2025	EUR	8,079		$9,520	16	0
	11/2025		$515	JPY	76,361	3	0
	12/2025		2,734	BRL	14,800	7	0
SSB	10/2025	GBP	3,414		$4,602	10	0
	11/2025	PEN	538		146	0	(9)
UAG	10/2025	CAD	129		93	1	0
	10/2025	NZD	103		60	1	0
	10/2025		$92	PLN	335	0	0
	10/2025		23	ZAR	393	0	0
	10/2025	ZAR	393		$23	0	0
	11/2025		165		9	0	0

Total Forward Foreign Currency Contracts						$358	$(264)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC EUR versus USD	$	1.122	10/14/2025	33	$4	$0
	Put - OTC EUR versus USD		1.110	11/26/2025	265	1	0
BRC	Put - OTC AUD versus USD		0.623	10/14/2025	209	1	0
	Put - OTC EUR versus USD		1.132	10/10/2025	1,439	5	0
	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	564	3	0
GLM	Put - OTC AUD versus USD	$	0.625	10/08/2025	706	3	0
	Put - OTC EUR versus USD		1.129	10/14/2025	1,455	5	0
	Put - OTC EUR versus USD		1.100	12/17/2025	67	8	1
MBC	Put - OTC AUD versus USD		0.618	10/10/2025	758	2	0
	Put - OTC EUR versus USD		1.098	12/23/2025	72	8	2
MYI	Put - OTC EUR versus USD		1.145	10/08/2025	1,393	9	0
	Put - OTC EUR versus USD		1.110	11/24/2025	1,509	7	1
	Call - OTC USD versus SEK	SEK	10.125	10/14/2025	140	1	0

Total Purchased Options						$57	$4

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	400	$(1)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	400	(1)	(3)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	600	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	600	(2)	(2)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	229

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550%	10/17/2025	300	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	300	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	400	(1)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	300	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	600	(2)	(2)

Total Written Options							$(22)	$(11)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,353	$263	$17	$280	$0

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		6,378	1,281	41	1,322	0

JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029		7,152	1,426	56	1,482	0

Total Swap Agreements							$2,970	$114	$3,084	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$5	$0	$280	$285	$(2)	$(3)	$0	$(5)	$280	$(290)	$(10)
BPS	23	0	1,322	1,345	(4)	(2)	0	(6)	1,339	(1,340)	(1)
BRC	9	0	0	9	(2)	(1)	0	(3)	6	0	6
CBK	97	0	0	97	(35)	0	0	(35)	62	0	62
DUB	5	0	0	5	0	0	0	0	5	0	5
FAR	49	0	0	49	(95)	0	0	(95)	(46)	0	(46)
GLM	28	1	0	29	(17)	(3)	0	(20)	9	0	9
JPM	54	0	1,482	1,536	(32)	0	0	(32)	1,504	(1,530)	(26)
MBC	10	2	0	12	(2)	0	0	(2)	10	0	10
MYI	3	1	0	4	(6)	0	0	(6)	(2)	0	(2)
SCX	37	0	0	37	(29)	0	0	(29)	8	0	8
SOG	26	0	0	26	(31)	0	0	(31)	(5)	0	(5)
SSB	10	0	0	10	(9)	0	0	(9)	1	0	1
UAG	2	0	0	2	0	(2)	0	(2)	0	0	0

Total Over the Counter	$358	$4	$3,084	$3,446	$(264)	$(11)	$0	$(275)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

230	PIMCO BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	3	0	0	46	49

	$0	$3	$0	$0	$82	$85

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$358	$0	$358
Purchased Options	0	0	0	4	0	4
Swap Agreements	0	3,084	0	0	0	3,084

	$0	$3,084	$0	$362	$0	$3,446

	$0	$3,087	$0	$362	$82	$3,531

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	14	14
Swap Agreements	0	3	0	0	24	27

	$0	$3	$0	$0	$42	$45

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$264	$0	$264
Written Options	0	0	0	0	11	11

	$0	$0	$0	$264	$11	$275

	$0	$3	$0	$264	$53	$320

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	979	979
Swap Agreements	0	95	0	0	103	198

	$0	$95	$0	$0	$1,089	$1,184

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,330)	$0	$(1,330)
Purchased Options	0	0	0	0	(104)	(104)
Written Options	0	8	0	0	229	237
Swap Agreements	0	388	0	0	0	388

	$0	$396	$0	$(1,330)	$125	$(809)

	$0	$491	$0	$(1,330)	$1,214	$375

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	(306)	(306)
Swap Agreements	0	204	0	0	(79)	125

	$0	$204	$0	$0	$(381)	$(177)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$239	$0	$239
Purchased Options	0	0	0	(53)	(34)	(87)
Written Options	0	(1)	0	0	58	57
Swap Agreements	0	140	0	0	0	140

	$0	$139	$0	$186	$24	$349

	$0	$343	$0	$186	$(357)	$172

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	231

Schedule of Investments	PIMCO Total Return Fund V	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$47,526	$0	$47,526
Industrials	0	16,006	2,900	18,906
Utilities	599	24,290	0	24,889
U.S. Government Agencies	0	138,759	0	138,759
U.S. Treasury Obligations	0	75,945	0	75,945
Non-Agency Mortgage-Backed Securities	0	1,949	0	1,949
Asset-Backed Securities
Automobile Sequential	0	3,272	0	3,272
CMBS Other	0	1,202	0	1,202
Other ABS	0	13,483	0	13,483
Sovereign Issues	600	12,722	0	13,322
Short-Term Instruments
Commercial Paper	0	3,641	0	3,641
Repurchase Agreements	0	33,300	0	33,300

Total Investments	$1,199	$372,095	$2,900	$376,194

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	62	0	85
Over the counter	0	3,446	0	3,446

	$23	$3,508	$0	$3,531

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(40)	0	(45)
Over the counter	0	(275)	0	(275)

	$(5)	$(315)	$0	$(320)

Total Financial Derivative Instruments	$18	$3,193	$0	$3,211

Totals	$1,217	$375,288	$2,900	$379,405

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

232	PIMCO BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	233

Notes to Financial Statements	(Cont.)

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Climate Bond Fund	Daily	Monthly

PIMCO Dynamic Bond Fund	Daily	Monthly

PIMCO Extended Duration Fund	Daily	Monthly

PIMCO GNMA and Government Securities Fund	Daily	Monthly

PIMCO Investment Grade Credit Bond Fund	Daily	Monthly

PIMCO Long Duration Total Return Fund	Daily	Monthly

PIMCO Long-Term U.S. Government Fund	Daily	Monthly

PIMCO Low Duration Opportunities Fund	Daily	Monthly

PIMCO Moderate Duration Fund	Daily	Monthly

PIMCO Mortgage Opportunities and Bond Fund	Daily	Monthly

PIMCO Total Return ESG Fund	Daily	Monthly

PIMCO Total Return Fund II	Daily	Monthly

PIMCO Total Return Fund IV	Daily	Monthly

PIMCO Total Return Fund V	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund

234	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	235

Notes to Financial Statements	(Cont.)

that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

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Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1

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provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager

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does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Moderate Duration Fund	$49,713	$17,361	$0	$0	$594	$67,668	$1,225	$0

PIMCO Total Return Fund II	16,476	6,025	0	0	197	22,698	406	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Moderate Duration Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund IV may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s

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website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$123,488	$3,086	$0	$0	$269	$126,843	$3,086	$0

PIMCO Low Duration Opportunities Fund	4,377	110	0	0	9	4,496	110	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dynamic Bond Fund	$528,560	$1,233,071	$(1,377,700)	$(36)	$141	$384,036	$8,902	$0

PIMCO Extended Duration Fund	12,032	606,111	(613,400)	1	0	4,744	111	0

PIMCO GNMA and Government Securities Fund	24,616	491,993	(503,200)	24	5	13,438	594	0

PIMCO Investment Grade Credit Bond Fund	147,966	3,284,132	(3,091,836)	288	37	340,587	9,345	0

PIMCO Long Duration Total Return Fund	2,303	775,259	(774,300)	(8)	0	3,254	257	0

PIMCO Long-Term U.S. Government Fund	26,256	328,251	(354,400)	6	2	115	154	0

PIMCO Low Duration Opportunities Fund	12,812	38,116	(39,800)	2	0	11,130	316	0

PIMCO Moderate Duration Fund	99	11,803	(11,900)	0	0	2	3	0

PIMCO Mortgage Opportunities and Bond Fund	114,275	2,966,844	(2,962,700)	28	19	118,466	4,245	0

PIMCO Total Return Fund II	124	80,730	(80,700)	2	0	156	29	0

PIMCO Total Return Fund IV	4,454	33,234	(21,100)	1	6	16,595	232	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan,

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which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of

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the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

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Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will

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be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of

Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding

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borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a

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Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a

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Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced

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entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Climate Bond Fund	PIMCO Dynamic Bond Fund	PIMCO Extended Duration Fund	PIMCO GNMA and Government Securities Fund	PIMCO Investment Grade Credit Bond Fund	PIMCO Long Duration Total Return Fund	PIMCO Long-Term U.S. Government Fund	PIMCO Low Duration Opportunities Fund

New Fund	—	—	—	—	—	—	—	—

Small Fund	X	—	—	—	—	—	—	X

Climate-Related Investing	X	—	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	—	X	X	—	X

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	—	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	—	—	—	—	—	X

Extension	—	—	—	—	—	—	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	—	X

Emerging Markets	X	X	X	X	X	X	—	X

Sovereign Debt	X	X	X	—	X	X	—	X

Currency	X	X	X	—	X	X	—	X

Prepayment	—	—	—	—	—	—	—	—

Privately Issued Mortgage-Related Securities	—	—	—	—	—	—	—	—

Real Estate	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	—	—	—	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	—	—	—

Convertible Securities	—	—	—	—	—	—	—	—

Distribution Rate	—	—	—	—	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—	—	X

Turnover	—	X	X	X	X	X	X	X

	PIMCO Moderation Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

New Fund	—	—	—	—	—	X

Small Fund	—	—	—	—	—	X

Climate-Related Investing	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X

Call	X	X	X	X	X	X

Credit	X	X	X	X	X	X

High Yield	X	X	X	—	—	X

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

	PIMCO Moderation Duration Fund	PIMCO Mortgage Opportunities and Bond Fund	PIMCO Total Return ESG Fund	PIMCO Total Return Fund II	PIMCO Total Return Fund IV	PIMCO Total Return Fund V

Derivatives	X	X	X	X	X	X

Equity	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X

Collateralized Loan Obligations	—	X	X	X	X	X

Extension	—	X	—	—	—	—

Foreign (Non-U.S.) Investment	X	—	X	—	X	X

Emerging Markets	X	—	X	—	X	X

Sovereign Debt	X	—	X	—	X	X

Currency	X	—	X	—	—	X

Prepayment	—	X	—	—	—	—

Privately Issued Mortgage-Related Securities	—	X	—	—	—	—

Real Estate	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—

Environmental, Social and Governance and Faith-Based Values Investing	—	—	—	—	—	X

Convertible Securities	—	X	—	—	X	—

Distribution Rate	—	X	—	—	—	—

Tax-Efficient Investing	—	—	—	—	—	—

Turnover	X	X	X	X	X	X

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Climate-Related Investing Risk is the risk that, because the Fund’s climate-related investment strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize a climate-related investment strategy. Climate-related investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make

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principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively

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Notes to Financial Statements	(Cont.)

in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because the Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Environmental, Social and Governance and Faith-Based Values Investing Risk is the risk that, because the Fund’s ESG and faith-based values investing strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance may differ from funds that do not utilize an ESG and faith- based values investing strategy. ESG and faith-based values investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

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Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Tax-Efficient Investing Risk is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary

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Notes to Financial Statements	(Cont.)

information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects

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changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2		I-3		Administrative Class		Class A		Class C		Class R
PIMCO Climate Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Dynamic Bond Fund	0.55%	(1)	0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		0.40%
PIMCO Extended Duration Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%	*	N/A		N/A
PIMCO GNMA and Government Securities Fund	0.25%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Investment Grade Credit Bond Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Long Duration Total Return Fund	0.25%		0.25%	0.35%		N/A		N/A		0.40%		0.40%		N/A
PIMCO Long-Term U.S. Government Fund	0.225%		0.250%	0.350%		0.450%	(2)*	N/A		0.350%		0.350%		N/A
PIMCO Low Duration Opportunities Fund	0.25%		0.30%	0.40%		N/A		N/A		0.45%		0.45%		N/A
PIMCO Moderate Duration Fund	0.25%		0.21%	0.31%		N/A		N/A		N/A		N/A		N/A
PIMCO Mortgage Opportunities and Bond Fund	0.35%		0.25%	0.35%		0.45%	(2)	N/A		0.40%		0.40%		N/A
PIMCO Total Return ESG Fund	0.25%		0.25%	0.35%		0.45%	(2)	0.25%		0.40%		0.40%		N/A
PIMCO Total Return Fund II	0.25%		0.25%	0.35%		N/A		N/A		N/A		N/A		N/A
PIMCO Total Return Fund IV	0.25%		0.25%	N/A		N/A		N/A		0.35%		N/A		N/A
PIMCO Total Return Fund V	0.25%		0.25%	0.35%	*	0.45%	(2)*	0.25%	*	0.40%	*	0.40%	*	N/A

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.

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Notes to Financial Statements	(Cont.)

(2)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the

Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a

256	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its advisory fee by 0.05% of the average daily net assets attributable to the PIMCO Dynamic Bond Fund.

This Fee Waiver Agreement may be terminated by the Trust upon 90 days’ prior written notice to PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Low Duration Opportunities Fund	$41	$1	$1	$43

PIMCO Total Return Fund V	0	122	1	123

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Climate Bond Fund, PIMCO Dynamic Bond Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Mortgage Opportunities and Bond Fund, PIMCO Total Return Fund V and PIMCO Total Return ESG Fund. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Climate Bond Fund	$0

PIMCO Dynamic Bond Fund	696

PIMCO GNMA and Government Securities Fund	21

PIMCO Investment Grade Credit Bond Fund	31

PIMCO Low Duration Opportunities Fund	0

PIMCO Mortgage Opportunities and Bond Fund	22

PIMCO Total Return ESG Fund	2

PIMCO Total Return Fund V	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Dynamic Bond Fund, PIMCO Extended Duration Fund, PIMCO GNMA and Government Securities Fund, PIMCO Investment Grade Credit Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Moderate Duration Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV and PIMCO Total Return ESG Fund to waive its Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	257

Notes to Financial Statements	(Cont.)

September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Moderate Duration Fund	$103

PIMCO Total Return Fund II	36

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Climate Bond Fund	$829	$517	$8,074	$1,526

PIMCO Dynamic Bond Fund	14,084,522	14,487,073	346,267	245,468

PIMCO Extended Duration Fund	621,242	603,441	13,562	2,639

PIMCO GNMA and Government Securities Fund	22,193,875	22,464,730	37,109	17,548

PIMCO Investment Grade Credit Bond Fund	11,937,375	12,878,508	1,404,070	1,710,729

PIMCO Long Duration Total Return Fund	3,260,076	2,957,464	228,780	268,264

PIMCO Long-Term U.S. Government Fund	893,715	877,321	4,254	139

PIMCO Low Duration Opportunities Fund	410,618	414,879	12,689	6,993

PIMCO Moderate Duration Fund	2,344,127	2,185,956	230,295	123,057

PIMCO Mortgage Opportunities and Bond Fund	138,269,178	137,249,437	1,706,830	243,943

PIMCO Total Return ESG Fund	2,241,453	2,313,249	127,105	127,053

PIMCO Total Return Fund II	1,013,185	979,746	32,772	18,389

PIMCO Total Return Fund IV	754,377	747,831	18,445	19,704

PIMCO Total Return Fund V	449,737	404,279	39,692	8,080

†	A zero balance may reflect actual amounts rounding to less than one thousand.

258	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Climate Bond Fund				PIMCO Dynamic Bond Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	631	$5,657	1,407	$12,479	16,422	$165,925	77,902	$776,895

I-2	58	526	10	77	3,334	33,632	4,181	41,475

I-3	35	313	110	972	561	5,662	2,700	27,027

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	800	7,172	164	1,458	687	6,971	1,530	15,214

Class C	1	2	0	6	35	357	66	658

Class R	N/A	N/A	N/A	N/A	65	654	84	824
Issued as reinvestment of distributions

Institutional Class	48	432	83	735	5,920	60,029	10,381	103,137

I-2	1	5	0	4	297	3,014	532	5,283

I-3	2	18	4	32	90	918	73	731

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	14	125	6	56	293	2,969	582	5,776

Class C	0	1	0	2	12	117	28	279

Class R	N/A	N/A	N/A	N/A	12	123	21	213
Cost of shares redeemed

Institutional Class	(544)	(4,852)	(470)	(4,157)	(58,216)	(589,218)	(56,098)	(557,614)

I-2	(5)	(44)	(25)	(216)	(3,027)	(30,465)	(4,958)	(49,152)

I-3	(55)	(497)	(52)	(460)	(441)	(4,449)	(1,016)	(10,035)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(131)	(1,171)	(43)	(385)	(1,335)	(13,470)	(3,655)	(36,299)

Class C	0	0	0	0	(114)	(1,144)	(463)	(4,594)

Class R	N/A	N/A	N/A	N/A	(49)	(493)	(85)	(844)

Net increase (decrease) resulting from Fund share transactions	855	$7,687	1,194	$10,603	(35,454)	$(358,868)	31,805	$318,974

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	259

Notes to Financial Statements	(Cont.)

	PIMCO Extended Duration Fund				PIMCO GNMA and Government Securities Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	9,682	$120,603	11,548	$159,606	23,500	$218,099	20,178	$187,843

I-2	66	847	1,035	14,762	11,216	104,448	26,159	242,649

I-3	N/A	N/A	N/A	N/A	422	3,942	2,144	19,944

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	1,921	18,000	3,343	31,151

Class C	N/A	N/A	N/A	N/A	27	255	78	735

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	522	6,581	762	10,267	1,204	11,290	2,983	27,793

I-2	19	245	35	470	963	9,026	2,223	20,707

I-3	N/A	N/A	N/A	N/A	181	1,693	417	3,880

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	280	2,625	761	7,084

Class C	N/A	N/A	N/A	N/A	11	99	36	331

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(7,116)	(91,005)	(19,632)	(269,675)	(23,273)	(216,193)	(24,734)	(229,486)

I-2	(270)	(3,318)	(1,698)	(23,664)	(8,435)	(79,021)	(38,856)	(359,211)

I-3	N/A	N/A	N/A	N/A	(843)	(7,931)	(2,215)	(20,570)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(3,856)	(36,056)	(7,507)	(70,183)

Class C	N/A	N/A	N/A	N/A	(185)	(1,727)	(508)	(4,728)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	2,903	$33,953	(7,950)	$(108,234)	3,133	$28,549	(15,498)	$(142,061)

260	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

PIMCO Investment Grade Credit Bond Fund				PIMCO Long Duration Total Return Fund				PIMCO Long-Term U.S. Government Fund

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

85,205	$766,921	183,214	$1,649,629	38,668	$274,106	115,459	$853,501	10,967	$150,996	16,622	$239,014

94,490	858,773	236,796	2,130,334	1,722	12,107	9,943	71,864	1,550	21,433	6,068	86,313

2,686	24,129	5,906	52,772	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

233	2,096	713	6,418	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

7,195	65,013	15,776	141,682	1,063	7,538	4,496	32,425	353	4,866	1,281	18,241

235	2,123	776	6,967	110	783	438	3,253	147	2,021	928	13,353

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

12,805	116,157	25,040	224,781	6,379	45,291	12,068	86,795	849	11,774	1,725	24,508

4,287	38,888	9,668	86,769	310	2,204	639	4,599	114	1,586	296	4,207

312	2,832	551	4,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

42	383	96	861	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1,290	11,703	2,622	23,526	121	858	139	1,003	48	664	87	1,240

109	992	254	2,280	22	156	37	265	28	392	40	569

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(94,714)	(851,172)	(223,390)	(2,004,298)	(37,944)	(269,483)	(179,500)	(1,296,911)	(14,264)	(197,297)	(28,455)	(407,030)

(71,121)	(641,172)	(193,162)	(1,734,176)	(3,585)	(25,259)	(13,731)	(98,529)	(1,322)	(18,149)	(12,162)	(172,937)

(3,492)	(31,516)	(5,237)	(46,937)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(461)	(4,151)	(1,364)	(12,230)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(11,714)	(105,813)	(27,598)	(247,241)	(968)	(6,838)	(3,298)	(23,577)	(560)	(7,723)	(1,631)	(23,298)

(1,468)	(13,248)	(3,762)	(33,697)	(191)	(1,346)	(481)	(3,455)	(109)	(1,505)	(382)	(5,383)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

25,919	$242,938	26,899	$252,382	5,707	$40,117	(53,791)	$(368,767)	(2,199)	$(30,942)	(15,583)	$(221,203)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	261

Notes to Financial Statements	(Cont.)

	PIMCO Low Duration Opportunities Fund				PIMCO Moderate Duration Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	198	$2,120	434	$4,582	12,565	$117,710	39,060	$360,360

I-2	592	6,352	3,873	40,577	482	4,525	1,228	11,297

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	140	1,501	145	1,529	N/A	N/A	N/A	N/A

Class C	7	85	20	217	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	56	603	110	1,160	3,373	31,672	6,318	58,245

I-2	116	1,241	206	2,175	37	343	37	338

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	21	228	42	445	N/A	N/A	N/A	N/A

Class C	2	19	4	37	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(257)	(2,752)	(1,460)	(15,293)	(13,847)	(129,988)	(21,147)	(195,128)

I-2	(965)	(10,228)	(1,691)	(17,813)	(373)	(3,509)	(203)	(1,867)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(151)	(1,615)	(392)	(4,124)	N/A	N/A	N/A	N/A

Class C	(39)	(423)	(32)	(340)	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(280)	$(2,869)	1,259	$13,152	2,237	$20,753	25,293	$233,245

262	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

PIMCO Mortgage Opportunities and Bond Fund				PIMCO Total Return ESG Fund				PIMCO Total Return Fund II

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

157,609	$1,469,678	331,373	$3,093,912	16,659	$128,380	42,183	$322,572	4,097	$33,916	12,456	$102,952

81,936	764,341	160,054	1,492,964	4,426	34,008	9,031	68,953	3,095	26,157	1,021	8,373

1,975	18,385	3,749	34,881	67	515	512	3,931	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	142	1,085	722	5,540	N/A	N/A	N/A	N/A

4,929	45,892	15,751	147,256	533	4,115	805	6,159	N/A	N/A	N/A	N/A

562	5,229	3,033	28,314	23	177	23	171	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

25,688	239,999	54,604	508,847	3,182	24,580	6,887	52,618	1,287	10,747	2,316	19,058

7,953	74,299	17,517	163,240	611	4,718	1,185	9,061	24	199	87	708

263	2,455	611	5,690	20	156	35	264	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	41	317	79	605	N/A	N/A	N/A	N/A

709	6,622	1,488	13,869	24	187	41	316	N/A	N/A	N/A	N/A

118	1,105	240	2,237	1	9	2	18	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(135,646)	(1,268,544)	(171,980)	(1,602,383)	(18,657)	(143,166)	(88,710)	(680,815)	(6,028)	(50,385)	(19,784)	(162,621)

(51,660)	(481,419)	(139,547)	(1,297,696)	(3,786)	(29,148)	(9,529)	(72,797)	(939)	(7,748)	(4,558)	(38,064)

(1,717)	(16,043)	(4,073)	(37,915)	(300)	(2,298)	(231)	(1,757)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(238)	(1,837)	(747)	(5,699)	N/A	N/A	N/A	N/A

(4,822)	(45,045)	(8,290)	(77,029)	(137)	(1,055)	(1,269)	(9,640)	N/A	N/A	N/A	N/A

(653)	(6,089)	(1,093)	(10,171)	(29)	(220)	(28)	(209)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

87,244	$810,865	263,437	$2,466,016	2,582	$20,523	(39,009)	$(300,709)	1,536	$12,886	(8,462)	$(69,594)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	263

Notes to Financial Statements	(Cont.)

	PIMCO Total Return Fund IV				PIMCO Total Return Fund V

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,195	$39,753	9,298	$87,549	7,882	$76,616	10,384	$101,039

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	250	2,375	597	5,632	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	668	6,349	1,261	11,879	701	6,825	1,032	10,025

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	31	292	49	466	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(3,947)	(37,284)	(6,399)	(60,298)	(2,148)	(20,931)	(949)	(9,223)

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(98)	(934)	(319)	(3,005)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,099	$10,551	4,487	$42,223	6,435	$62,510	10,467	$101,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Climate Bond Fund	6	0	89%	0%

PIMCO Dynamic Bond Fund	3	0	54%	0%

PIMCO Extended Duration Fund	1	1	36%	30%

PIMCO GNMA and Government Securities Fund	3	0	51%	0%

PIMCO Investment Grade Credit Bond Fund	2	0	53%	0%

PIMCO Long Duration Total Return Fund	1	0	32%	0%

PIMCO Long-Term U.S. Government Fund	0	1	0%	27%

PIMCO Low Duration Opportunities Fund	2	0	53%	0%

PIMCO Moderate Duration Fund	2	0	48%	0%

PIMCO Mortgage Opportunities and Bond Fund	2	0	52%	0%

PIMCO Total Return ESG Fund	3	0	46%	0%

PIMCO Total Return Fund II	2	0	47%	0%

PIMCO Total Return Fund IV	1	0	81%	0%

PIMCO Total Return Fund V	4	0	77%	0%

264	PIMCO BOND FUNDS

September 30, 2025	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Climate Bond Fund	$366	$659

PIMCO Dynamic Bond Fund	403,822	132,241

PIMCO Extended Duration Fund	13,082	46,848

PIMCO GNMA and Government Securities Fund	103,356	60,319

PIMCO Investment Grade Credit Bond Fund	792,800	726,687

PIMCO Long Duration Total Return Fund	569,479	205,491

PIMCO Long-Term U.S. Government Fund*	143,283	247,055

PIMCO Low Duration Opportunities Fund	4,882	1,887

PIMCO Moderate Duration Fund	39,587	77,369

PIMCO Mortgage Opportunities and Bond Fund	109,717	435,270

PIMCO Total Return ESG Fund	178,586	105,566

PIMCO Total Return Fund II	29,808	20,387

PIMCO Total Return Fund IV	10,670	23,084

PIMCO Total Return Fund V	199	929

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Climate Bond Fund	$35,825	$1,789	$(814)	$975

PIMCO Dynamic Bond Fund	4,402,510	119,431	(301,276)	(181,845)

PIMCO Extended Duration Fund	1,385,066	18,171	(364,151)	(345,980)

PIMCO GNMA and Government Securities Fund	2,399,489	32,363	(109,953)	(77,590)

PIMCO Investment Grade Credit Bond Fund	14,618,045	372,564	(625,623)	(253,059)

PIMCO Long Duration Total Return Fund	3,958,245	92,928	(382,200)	(289,272)

PIMCO Long-Term U.S. Government Fund	1,640,151	17,774	(158,426)	(140,652)

PIMCO Low Duration Opportunities Fund	138,037	4,853	(3,756)	1,097

PIMCO Moderate Duration Fund	2,077,265	53,174	(53,343)	(169)

PIMCO Mortgage Opportunities and Bond Fund	24,271,146	413,219	(905,160)	(491,941)

PIMCO Total Return ESG Fund	2,204,960	44,102	(137,300)	(93,198)

PIMCO Total Return Fund II	865,735	11,560	(43,033)	(31,473)

PIMCO Total Return Fund IV	434,871	7,648	(13,366)	(5,718)

PIMCO Total Return Fund V	376,575	6,500	(2,473)	4,027

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	265

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

16. SUBSEQUENT EVENTS

Class A shares of the Total Return Fund V became operational effective October 31, 2025.

266	PIMCO BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BMO	BMO Capital Markets Corporation	GSC	Goldman Sachs & Co. LLC	PER	Pershing LLC

BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets LLC

BOO	BoA Securities, Inc (Repo Only)	JEF	Jefferies & Co., Inc.	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SNI	Stifel Nicolaus Europe Ltd.

BSN	The Bank of Nova Scotia - Toronto	MJR	Merrill Lynch, Pierce, Fenner & Smith, Inc.	SOG	Societe Generale Paris

BUS	The Bank of Nova Scotia - Toronto	MSC	Morgan Stanley & Co. LLC.	SSB	State Street Bank and Trust Co.

BYR	The Bank of Nova Scotia - Toronto	MYC	Morgan Stanley Capital Services LLC	STR	State Street FICC Repo

CBK	Citibank N.A.	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	NKF	National Bank Financial	WFS	Wells Fargo Securities, LLC

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	SGD	Singapore Dollar

COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht

DKK	Danish Krone	KWD	Kuwaiti Dinar	TRY	Turkish New Lira

DOP	Dominican Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index

BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SOFR	Secured Overnight Financing Rate

CAONINDX	Bloomberg CORRA Compounded Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	267

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Climate Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0264	$0.0000	$0.0000	$0.0264

May 2025	$0.0272	$0.0000	$0.0000	$0.0272

June 2025	$0.0253	$0.0000	$0.0000	$0.0253

July 2025	$0.0264	$0.0000	$0.0000	$0.0264

August 2025	$0.0273	$0.0000	$0.0000	$0.0273

September 2025	$0.0255	$0.0000	$0.0000	$0.0255

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0257	$0.0000	$0.0000	$0.0257

May 2025	$0.0265	$0.0000	$0.0000	$0.0265

June 2025	$0.0247	$0.0000	$0.0000	$0.0247

July 2025	$0.0257	$0.0000	$0.0000	$0.0257

August 2025	$0.0265	$0.0000	$0.0000	$0.0265

September 2025	$0.0247	$0.0000	$0.0000	$0.0247

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0253	$0.0000	$0.0000	$0.0253

May 2025	$0.0261	$0.0000	$0.0000	$0.0261

June 2025	$0.0243	$0.0000	$0.0000	$0.0243

July 2025	$0.0253	$0.0000	$0.0000	$0.0253

August 2025	$0.0261	$0.0000	$0.0000	$0.0261

September 2025	$0.0244	$0.0000	$0.0000	$0.0244

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0236	$0.0000	$0.0000	$0.0236

May 2025	$0.0241	$0.0000	$0.0000	$0.0241

June 2025	$0.0225	$0.0000	$0.0000	$0.0225

July 2025	$0.0234	$0.0000	$0.0000	$0.0234

August 2025	$0.0241	$0.0000	$0.0000	$0.0241

September 2025	$0.0226	$0.0000	$0.0000	$0.0226

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0180	$0.0000	$0.0000	$0.0180

May 2025	$0.0182	$0.0000	$0.0000	$0.0182

June 2025	$0.0171	$0.0000	$0.0000	$0.0171

July 2025	$0.0176	$0.0000	$0.0000	$0.0176

August 2025	$0.0182	$0.0000	$0.0000	$0.0182

September 2025	$0.0171	$0.0000	$0.0000	$0.0171

268	PIMCO BOND FUNDS

(Unaudited)

PIMCO Dynamic Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0420	$0.0000	$0.0000	$0.0420

May 2025	$0.0438	$0.0000	$0.0000	$0.0438

June 2025	$0.0418	$0.0000	$0.0000	$0.0418

July 2025	$0.0458	$0.0000	$0.0000	$0.0458

August 2025	$0.0484	$0.0000	$0.0000	$0.0484

September 2025	$0.0454	$0.0000	$0.0000	$0.0454

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0412	$0.0000	$0.0000	$0.0412

May 2025	$0.0430	$0.0000	$0.0000	$0.0430

June 2025	$0.0410	$0.0000	$0.0000	$0.0410

July 2025	$0.0449	$0.0000	$0.0000	$0.0449

August 2025	$0.0475	$0.0000	$0.0000	$0.0475

September 2025	$0.0446	$0.0000	$0.0000	$0.0446

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0408	$0.0000	$0.0000	$0.0408

May 2025	$0.0425	$0.0000	$0.0000	$0.0425

June 2025	$0.0406	$0.0000	$0.0000	$0.0406

July 2025	$0.0445	$0.0000	$0.0000	$0.0445

August 2025	$0.0470	$0.0000	$0.0000	$0.0470

September 2025	$0.0442	$0.0000	$0.0000	$0.0442

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0387	$0.0000	$0.0000	$0.0387

May 2025	$0.0403	$0.0000	$0.0000	$0.0403

June 2025	$0.0386	$0.0000	$0.0000	$0.0386

July 2025	$0.0423	$0.0000	$0.0000	$0.0423

August 2025	$0.0448	$0.0000	$0.0000	$0.0448

September 2025	$0.0421	$0.0000	$0.0000	$0.0421

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0325	$0.0000	$0.0000	$0.0325

May 2025	$0.0337	$0.0000	$0.0000	$0.0337

June 2025	$0.0325	$0.0000	$0.0000	$0.0325

July 2025	$0.0359	$0.0000	$0.0000	$0.0359

August 2025	$0.0381	$0.0000	$0.0000	$0.0381

September 2025	$0.0360	$0.0000	$0.0000	$0.0360

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0369	$0.0000	$0.0000	$0.0369

May 2025	$0.0381	$0.0000	$0.0000	$0.0381

June 2025	$0.0366	$0.0000	$0.0000	$0.0366

July 2025	$0.0402	$0.0000	$0.0000	$0.0402

August 2025	$0.0426	$0.0000	$0.0000	$0.0426

September 2025	$0.0401	$0.0000	$0.0000	$0.0401

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	269

Distribution Information	(Cont.)

PIMCO Extended Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0354	$0.0000	$0.0000	$0.0354

May 2025	$0.0380	$0.0000	$0.0000	$0.0380

June 2025	$0.0332	$0.0000	$0.0000	$0.0332

July 2025	$0.0357	$0.0000	$0.0000	$0.0357

August 2025	$0.0346	$0.0000	$0.0000	$0.0346

September 2025	$0.0327	$0.0000	$0.0000	$0.0327

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0344	$0.0000	$0.0000	$0.0344

May 2025	$0.0369	$0.0000	$0.0000	$0.0369

June 2025	$0.0322	$0.0000	$0.0000	$0.0322

July 2025	$0.0346	$0.0000	$0.0000	$0.0346

August 2025	$0.0335	$0.0000	$0.0000	$0.0335

September 2025	$0.0317	$0.0000	$0.0000	$0.0317
PIMCO GNMA and Government Securities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0322	$0.0000	$0.0000	$0.0322

May 2025	$0.0337	$0.0000	$0.0000	$0.0337

June 2025	$0.0336	$0.0000	$0.0000	$0.0336

July 2025	$0.0325	$0.0000	$0.0000	$0.0325

August 2025	$0.0342	$0.0000	$0.0000	$0.0342

September 2025	$0.0327	$0.0000	$0.0000	$0.0327

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0314	$0.0000	$0.0000	$0.0314

May 2025	$0.0329	$0.0000	$0.0000	$0.0329

June 2025	$0.0329	$0.0000	$0.0000	$0.0329

July 2025	$0.0317	$0.0000	$0.0000	$0.0317

August 2025	$0.0334	$0.0000	$0.0000	$0.0334

September 2025	$0.0320	$0.0000	$0.0000	$0.0320

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0310	$0.0000	$0.0000	$0.0310

May 2025	$0.0325	$0.0000	$0.0000	$0.0325

June 2025	$0.0325	$0.0000	$0.0000	$0.0325

July 2025	$0.0313	$0.0000	$0.0000	$0.0313

August 2025	$0.0330	$0.0000	$0.0000	$0.0330

September 2025	$0.0316	$0.0000	$0.0000	$0.0316

270	PIMCO BOND FUNDS

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0291	$0.0000	$0.0000	$0.0291

May 2025	$0.0305	$0.0000	$0.0000	$0.0305

June 2025	$0.0307	$0.0000	$0.0000	$0.0307

July 2025	$0.0293	$0.0000	$0.0000	$0.0293

August 2025	$0.0309	$0.0000	$0.0000	$0.0309

September 2025	$0.0297	$0.0000	$0.0000	$0.0297

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0234	$0.0000	$0.0000	$0.0234

May 2025	$0.0244	$0.0000	$0.0000	$0.0244

June 2025	$0.0251	$0.0000	$0.0000	$0.0251

July 2025	$0.0234	$0.0000	$0.0000	$0.0234

August 2025	$0.0247	$0.0000	$0.0000	$0.0247

September 2025	$0.0240	$0.0000	$0.0000	$0.0240
PIMCO Investment Grade Credit Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0360	$0.0000	$0.0002	$0.0362

May 2025	$0.0369	$0.0000	$0.0002	$0.0371

June 2025	$0.0342	$0.0000	$0.0002	$0.0344

July 2025	$0.0370	$0.0000	$0.0002	$0.0372

August 2025	$0.0371	$0.0000	$0.0002	$0.0373

September 2025	$0.0346	$0.0000	$0.0002	$0.0348

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0352	$0.0000	$0.0002	$0.0354

May 2025	$0.0361	$0.0000	$0.0002	$0.0363

June 2025	$0.0335	$0.0000	$0.0002	$0.0337

July 2025	$0.0362	$0.0000	$0.0002	$0.0364

August 2025	$0.0363	$0.0000	$0.0002	$0.0365

September 2025	$0.0339	$0.0000	$0.0002	$0.0341

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0349	$0.0000	$0.0002	$0.0351

May 2025	$0.0357	$0.0000	$0.0002	$0.0359

June 2025	$0.0332	$0.0000	$0.0002	$0.0334

July 2025	$0.0358	$0.0000	$0.0002	$0.0360

August 2025	$0.0359	$0.0000	$0.0002	$0.0361

September 2025	$0.0336	$0.0000	$0.0001	$0.0337

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0341	$0.0000	$0.0002	$0.0343

May 2025	$0.0349	$0.0000	$0.0002	$0.0351

June 2025	$0.0324	$0.0000	$0.0002	$0.0326

July 2025	$0.0351	$0.0000	$0.0002	$0.0353

August 2025	$0.0351	$0.0000	$0.0002	$0.0353

September 2025	$0.0329	$0.0000	$0.0001	$0.0330

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	271

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0331	$0.0000	$0.0001	$0.0332

May 2025	$0.0337	$0.0000	$0.0002	$0.0339

June 2025	$0.0315	$0.0000	$0.0001	$0.0316

July 2025	$0.0340	$0.0000	$0.0001	$0.0341

August 2025	$0.0339	$0.0000	$0.0002	$0.0341

September 2025	$0.0318	$0.0000	$0.0001	$0.0319

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0276	$0.0000	$0.0001	$0.0277

May 2025	$0.0280	$0.0000	$0.0001	$0.0281

June 2025	$0.0261	$0.0000	$0.0001	$0.0262

July 2025	$0.0282	$0.0000	$0.0001	$0.0283

August 2025	$0.0280	$0.0000	$0.0001	$0.0281

September 2025	$0.0263	$0.0000	$0.0001	$0.0264
PIMCO Long Duration Total Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0286	$0.0000	$0.0000	$0.0286

May 2025	$0.0289	$0.0000	$0.0000	$0.0289

June 2025	$0.0260	$0.0000	$0.0000	$0.0260

July 2025	$0.0271	$0.0000	$0.0000	$0.0271

August 2025	$0.0283	$0.0000	$0.0000	$0.0283

September 2025	$0.0259	$0.0000	$0.0000	$0.0259

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0280	$0.0000	$0.0000	$0.0280

May 2025	$0.0283	$0.0000	$0.0000	$0.0283

June 2025	$0.0255	$0.0000	$0.0000	$0.0255

July 2025	$0.0265	$0.0000	$0.0000	$0.0265

August 2025	$0.0277	$0.0000	$0.0000	$0.0277

September 2025	$0.0253	$0.0000	$0.0000	$0.0253

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0263	$0.0000	$0.0000	$0.0263

May 2025	$0.0265	$0.0000	$0.0000	$0.0265

June 2025	$0.0238	$0.0000	$0.0000	$0.0238

July 2025	$0.0247	$0.0000	$0.0000	$0.0247

August 2025	$0.0258	$0.0000	$0.0000	$0.0258

September 2025	$0.0236	$0.0000	$0.0000	$0.0236

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0219	$0.0000	$0.0000	$0.0219

May 2025	$0.0219	$0.0000	$0.0000	$0.0219

June 2025	$0.0196	$0.0000	$0.0000	$0.0196

July 2025	$0.0202	$0.0000	$0.0000	$0.0202

August 2025	$0.0211	$0.0000	$0.0000	$0.0211

September 2025	$0.0192	$0.0000	$0.0000	$0.0192

272	PIMCO BOND FUNDS

(Unaudited)

PIMCO Long-Term U.S. Government Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0462	$0.0000	$0.0000	$0.0462

May 2025	$0.0459	$0.0000	$0.0000	$0.0459

June 2025	$0.0441	$0.0000	$0.0000	$0.0441

July 2025	$0.0456	$0.0000	$0.0000	$0.0456

August 2025	$0.0474	$0.0000	$0.0000	$0.0474

September 2025	$0.0420	$0.0000	$0.0000	$0.0420

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0451	$0.0000	$0.0000	$0.0451

May 2025	$0.0447	$0.0000	$0.0000	$0.0447

June 2025	$0.0430	$0.0000	$0.0000	$0.0430

July 2025	$0.0444	$0.0000	$0.0000	$0.0444

August 2025	$0.0462	$0.0000	$0.0000	$0.0462

September 2025	$0.0409	$0.0000	$0.0000	$0.0409

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0422	$0.0000	$0.0000	$0.0422

May 2025	$0.0417	$0.0000	$0.0000	$0.0417

June 2025	$0.0403	$0.0000	$0.0000	$0.0403

July 2025	$0.0415	$0.0000	$0.0000	$0.0415

August 2025	$0.0431	$0.0000	$0.0000	$0.0431

September 2025	$0.0381	$0.0000	$0.0000	$0.0381

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0336	$0.0000	$0.0000	$0.0336

May 2025	$0.0327	$0.0000	$0.0000	$0.0327

June 2025	$0.0321	$0.0000	$0.0000	$0.0321

July 2025	$0.0328	$0.0000	$0.0000	$0.0328

August 2025	$0.0340	$0.0000	$0.0000	$0.0340

September 2025	$0.0297	$0.0000	$0.0000	$0.0297
PIMCO Low Duration Opportunities Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0417	$0.0000	$0.0000	$0.0417

May 2025	$0.0429	$0.0000	$0.0000	$0.0429

June 2025	$0.0407	$0.0000	$0.0000	$0.0407

July 2025	$0.0445	$0.0000	$0.0000	$0.0445

August 2025	$0.0468	$0.0000	$0.0000	$0.0468

September 2025	$0.0418	$0.0000	$0.0000	$0.0418

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	273

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0408	$0.0000	$0.0000	$0.0408

May 2025	$0.0419	$0.0000	$0.0000	$0.0419

June 2025	$0.0398	$0.0000	$0.0000	$0.0398

July 2025	$0.0436	$0.0000	$0.0000	$0.0436

August 2025	$0.0458	$0.0000	$0.0000	$0.0458

September 2025	$0.0409	$0.0000	$0.0000	$0.0409

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0382	$0.0000	$0.0000	$0.0382

May 2025	$0.0392	$0.0000	$0.0000	$0.0392

June 2025	$0.0373	$0.0000	$0.0000	$0.0373

July 2025	$0.0408	$0.0000	$0.0000	$0.0408

August 2025	$0.0430	$0.0000	$0.0000	$0.0430

September 2025	$0.0384	$0.0000	$0.0000	$0.0384

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0317	$0.0000	$0.0000	$0.0317

May 2025	$0.0322	$0.0000	$0.0000	$0.0322

June 2025	$0.0309	$0.0000	$0.0000	$0.0309

July 2025	$0.0339	$0.0000	$0.0000	$0.0339

August 2025	$0.0359	$0.0000	$0.0000	$0.0359

September 2025	$0.0318	$0.0000	$0.0000	$0.0318
PIMCO Moderate Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0357	$0.0000	$0.0000	$0.0357

May 2025	$0.0367	$0.0000	$0.0000	$0.0367

June 2025	$0.0340	$0.0000	$0.0000	$0.0340

July 2025	$0.0357	$0.0000	$0.0000	$0.0357

August 2025	$0.0365	$0.0000	$0.0000	$0.0365

September 2025	$0.0335	$0.0000	$0.0000	$0.0335

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0349	$0.0000	$0.0000	$0.0349

May 2025	$0.0359	$0.0000	$0.0000	$0.0359

June 2025	$0.0333	$0.0000	$0.0000	$0.0333

July 2025	$0.0349	$0.0000	$0.0000	$0.0349

August 2025	$0.0356	$0.0000	$0.0000	$0.0356

September 2025	$0.0327	$0.0000	$0.0000	$0.0327

274	PIMCO BOND FUNDS

(Unaudited)

PIMCO Mortgage Opportunities and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0459	$0.0000	$0.0000	$0.0459

May 2025	$0.0490	$0.0000	$0.0000	$0.0490

June 2025	$0.0435	$0.0000	$0.0000	$0.0435

July 2025	$0.0443	$0.0000	$0.0000	$0.0443

August 2025	$0.0458	$0.0000	$0.0000	$0.0458

September 2025	$0.0418	$0.0000	$0.0000	$0.0418

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0453	$0.0000	$0.0000	$0.0453

May 2025	$0.0483	$0.0000	$0.0000	$0.0483

June 2025	$0.0426	$0.0000	$0.0000	$0.0426

July 2025	$0.0437	$0.0000	$0.0000	$0.0437

August 2025	$0.0448	$0.0000	$0.0000	$0.0448

September 2025	$0.0412	$0.0000	$0.0000	$0.0412

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0450	$0.0000	$0.0000	$0.0450

May 2025	$0.0477	$0.0000	$0.0000	$0.0477

June 2025	$0.0423	$0.0000	$0.0000	$0.0423

July 2025	$0.0431	$0.0000	$0.0000	$0.0431

August 2025	$0.0445	$0.0000	$0.0000	$0.0445

September 2025	$0.0406	$0.0000	$0.0000	$0.0406

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0429	$0.0000	$0.0000	$0.0429

May 2025	$0.0458	$0.0000	$0.0000	$0.0458

June 2025	$0.0406	$0.0000	$0.0000	$0.0406

July 2025	$0.0412	$0.0000	$0.0000	$0.0412

August 2025	$0.0426	$0.0000	$0.0000	$0.0426

September 2025	$0.0389	$0.0000	$0.0000	$0.0389

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0372	$0.0000	$0.0000	$0.0372

May 2025	$0.0397	$0.0000	$0.0000	$0.0397

June 2025	$0.0351	$0.0000	$0.0000	$0.0351

July 2025	$0.0353	$0.0000	$0.0000	$0.0353

August 2025	$0.0362	$0.0000	$0.0000	$0.0362

September 2025	$0.0334	$0.0000	$0.0000	$0.0334

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	275

Distribution Information	(Cont.)

PIMCO Total Return ESG Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0264	$0.0000	$0.0000	$0.0264

May 2025	$0.0258	$0.0000	$0.0000	$0.0258

June 2025	$0.0247	$0.0000	$0.0000	$0.0247

July 2025	$0.0251	$0.0000	$0.0000	$0.0251

August 2025	$0.0271	$0.0000	$0.0000	$0.0271

September 2025	$0.0240	$0.0000	$0.0000	$0.0240

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0258	$0.0000	$0.0000	$0.0258

May 2025	$0.0251	$0.0000	$0.0000	$0.0251

June 2025	$0.0241	$0.0000	$0.0000	$0.0241

July 2025	$0.0244	$0.0000	$0.0000	$0.0244

August 2025	$0.0264	$0.0000	$0.0000	$0.0264

September 2025	$0.0233	$0.0000	$0.0000	$0.0233

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0254	$0.0000	$0.0000	$0.0254

May 2025	$0.0247	$0.0000	$0.0000	$0.0247

June 2025	$0.0238	$0.0000	$0.0000	$0.0238

July 2025	$0.0241	$0.0000	$0.0000	$0.0241

August 2025	$0.0261	$0.0000	$0.0000	$0.0261

September 2025	$0.0230	$0.0000	$0.0000	$0.0230

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0248	$0.0000	$0.0000	$0.0248

May 2025	$0.0241	$0.0000	$0.0000	$0.0241

June 2025	$0.0232	$0.0000	$0.0000	$0.0232

July 2025	$0.0234	$0.0000	$0.0000	$0.0234

August 2025	$0.0254	$0.0000	$0.0000	$0.0254

September 2025	$0.0224	$0.0000	$0.0000	$0.0224

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0239	$0.0000	$0.0000	$0.0239

May 2025	$0.0231	$0.0000	$0.0000	$0.0231

June 2025	$0.0223	$0.0000	$0.0000	$0.0223

July 2025	$0.0225	$0.0000	$0.0000	$0.0225

August 2025	$0.0244	$0.0000	$0.0000	$0.0244

September 2025	$0.0215	$0.0000	$0.0000	$0.0215

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0192	$0.0000	$0.0000	$0.0192

May 2025	$0.0181	$0.0000	$0.0000	$0.0181

June 2025	$0.0177	$0.0000	$0.0000	$0.0177

July 2025	$0.0176	$0.0000	$0.0000	$0.0176

August 2025	$0.0193	$0.0000	$0.0000	$0.0193

September 2025	$0.0168	$0.0000	$0.0000	$0.0168

276	PIMCO BOND FUNDS

(Unaudited)

PIMCO Total Return Fund II

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0284	$0.0000	$0.0000	$0.0284

May 2025	$0.0283	$0.0000	$0.0000	$0.0283

June 2025	$0.0268	$0.0000	$0.0000	$0.0268

July 2025	$0.0274	$0.0000	$0.0000	$0.0274

August 2025	$0.0285	$0.0000	$0.0000	$0.0285

September 2025	$0.0255	$0.0000	$0.0000	$0.0255

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0277	$0.0000	$0.0000	$0.0277

May 2025	$0.0276	$0.0000	$0.0000	$0.0276

June 2025	$0.0262	$0.0000	$0.0000	$0.0262

July 2025	$0.0267	$0.0000	$0.0000	$0.0267

August 2025	$0.0277	$0.0000	$0.0000	$0.0277

September 2025	$0.0248	$0.0000	$0.0000	$0.0248
PIMCO Total Return Fund IV

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0340	$0.0000	$0.0000	$0.0340

May 2025	$0.0334	$0.0000	$0.0000	$0.0334

June 2025	$0.0313	$0.0000	$0.0000	$0.0313

July 2025	$0.0342	$0.0000	$0.0000	$0.0342

August 2025	$0.0337	$0.0000	$0.0000	$0.0337

September 2025	$0.0338	$0.0000	$0.0000	$0.0338

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0312	$0.0000	$0.0000	$0.0312

May 2025	$0.0305	$0.0000	$0.0000	$0.0305

June 2025	$0.0287	$0.0000	$0.0000	$0.0287

July 2025	$0.0314	$0.0000	$0.0000	$0.0314

August 2025	$0.0308	$0.0000	$0.0000	$0.0308

September 2025	$0.0312	$0.0000	$0.0000	$0.0312
PIMCO Total Return Fund V

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0410	$0.0000	$0.0000	$0.0410

May 2025	$0.0409	$0.0000	$0.0000	$0.0409

June 2025	$0.0380	$0.0000	$0.0000	$0.0380

July 2025	$0.0392	$0.0000	$0.0000	$0.0392

August 2025	$0.0408	$0.0000	$0.0000	$0.0408

September 2025	$0.0372	$0.0000	$0.0000	$0.0372

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	277

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

278	PIMCO BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	279

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed

280	PIMCO BOND FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients

282	PIMCO BOND FUNDS

(Unaudited)

were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the

284	PIMCO BOND FUNDS

(Unaudited)

HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSBONDFSTMSAR_093025

PIMCO FUNDS

Semiannual Financial and Other Information

September 30, 2025

Credit Bond Funds

PIMCO Credit Opportunities Bond Fund

PIMCO Diversified Income Fund

PIMCO ESG Income Fund

PIMCO High Yield Fund

PIMCO High Yield Spectrum Fund

PIMCO Long-Term Credit Bond Fund

PIMCO Low Duration Credit Fund

PIMCO Low Duration Income Fund

PIMCO Preferred and Capital Securities Fund

(1) Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund, PIMCO Low Duration Credit Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or

2	PIMCO CREDIT BOND FUNDS

terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status
PIMCO Credit Opportunities Bond Fund	08/31/11	08/31/11	08/31/11	—	—	08/31/11	08/31/11	—	—	Diversified
PIMCO Diversified Income Fund	07/31/03	07/31/03	04/30/08	04/27/18	10/29/04	07/31/03	07/31/03	—	—	Diversified
PIMCO ESG Income Fund	09/30/20	09/30/20	09/30/20	09/30/20	—	09/30/20	09/30/20	—	—	Diversified
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	04/27/18	01/16/95	01/13/97	01/13/97	—	12/31/02	Diversified
PIMCO High Yield Spectrum Fund	09/15/10	09/15/10	09/15/10	04/27/18	—	09/15/10	09/15/10	—	—	Diversified
PIMCO Long-Term Credit Bond Fund	03/31/09	03/31/09	02/29/12	—	—	—	—	—	—	Diversified
PIMCO Low Duration Credit Fund	04/29/11	04/29/11	04/29/11	—	—	04/29/11	04/29/11	—	—	Diversified
PIMCO Low Duration Income Fund	07/30/04	07/30/04	04/30/08	04/27/18	—	07/30/04	09/30/04	10/21/20	—	Diversified
PIMCO Preferred and Capital Securities Fund	04/13/15	04/13/15	04/13/15	04/27/18	—	04/13/15	08/23/19	—	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	3

Important Information About the Funds	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO CREDIT BOND FUNDS

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Credit Opportunities Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.70	$0.24	$0.12	$0.36	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.48	0.56	0.19	0.75	(0.53)	0.00	0.00	(0.53)

03/31/2024	9.29	0.49	0.16	0.65	(0.46)	0.00	0.00	(0.46)

03/31/2023	9.51	0.37	(0.23)	0.14	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.99	0.30	(0.43)	(0.13)	(0.35)	0.00	0.00	(0.35)

03/31/2021	9.07	0.30	0.97	1.27	(0.35)	0.00	0.00	(0.35)
I-2

04/01/2025 - 09/30/2025+	9.64	0.24	0.12	0.36	(0.24)	0.00	0.00	(0.24)

03/31/2025	9.42	0.54	0.20	0.74	(0.52)	0.00	0.00	(0.52)

03/31/2024	9.23	0.48	0.16	0.64	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.47	0.36	(0.24)	0.12	(0.36)	0.00	0.00	(0.36)

03/31/2022	9.94	0.29	(0.42)	(0.13)	(0.34)	0.00	0.00	(0.34)

03/31/2021	9.03	0.29	0.96	1.25	(0.34)	0.00	0.00	(0.34)
Class A

04/01/2025 - 09/30/2025+	9.70	0.23	0.11	0.34	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.48	0.52	0.19	0.71	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.29	0.46	0.15	0.61	(0.42)	0.00	0.00	(0.42)

03/31/2023	9.52	0.33	(0.23)	0.10	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.00	0.26	(0.43)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	9.08	0.26	0.97	1.23	(0.31)	0.00	0.00	(0.31)
Class C

04/01/2025 - 09/30/2025+	9.51	0.19	0.11	0.30	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.32	0.43	0.20	0.63	(0.44)	0.00	0.00	(0.44)

03/31/2024	9.14	0.37	0.17	0.54	(0.36)	0.00	0.00	(0.36)

03/31/2023	9.37	0.25	(0.23)	0.02	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.85	0.19	(0.43)	(0.24)	(0.24)	0.00	0.00	(0.24)

03/31/2021	8.95	0.18	0.95	1.13	(0.23)	0.00	0.00	(0.23)

PIMCO Diversified Income Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.71	$0.26	$0.30	$0.56	$(0.27)	$0.00	$0.00	$(0.27)

03/31/2025	9.57	0.49	0.17	0.66	(0.52)	0.00	0.00	(0.52)

03/31/2024	9.22	0.42	0.38	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.37	(0.86)	(0.49)	(0.47)	0.00	0.00	(0.47)

03/31/2022	11.04	0.35	(0.81)	(0.46)	(0.40)	0.00	0.00	(0.40)

03/31/2021	10.21	0.34	0.89	1.23	(0.40)	0.00	0.00	(0.40)
I-2

04/01/2025 - 09/30/2025+	9.71	0.25	0.31	0.56	(0.27)	0.00	0.00	(0.27)

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.39	0.80	(0.42)	0.00	(0.03)	(0.45)

03/31/2023	10.18	0.36	(0.86)	(0.50)	(0.46)	0.00	0.00	(0.46)

03/31/2022	11.04	0.34	(0.81)	(0.47)	(0.39)	0.00	0.00	(0.39)

03/31/2021	10.21	0.33	0.89	1.22	(0.39)	0.00	0.00	(0.39)
I-3

04/01/2025 - 09/30/2025+	9.71	0.25	0.31	0.56	(0.27)	0.00	0.00	(0.27)

03/31/2025	9.57	0.48	0.17	0.65	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.22	0.41	0.38	0.79	(0.41)	0.00	(0.03)	(0.44)

03/31/2023	10.18	0.35	(0.86)	(0.51)	(0.45)	0.00	0.00	(0.45)

03/31/2022	11.04	0.34	(0.82)	(0.48)	(0.38)	0.00	0.00	(0.38)

03/31/2021	10.21	0.32	0.90	1.22	(0.39)	0.00	0.00	(0.39)
Administrative Class

04/01/2025 - 09/30/2025+	9.71	0.24	0.31	0.55	(0.26)	0.00	0.00	(0.26)

03/31/2025	9.57	0.47	0.17	0.64	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.22	0.40	0.38	0.78	(0.40)	0.00	(0.03)	(0.43)

03/31/2023	10.18	0.34	(0.86)	(0.52)	(0.44)	0.00	0.00	(0.44)

03/31/2022	11.04	0.33	(0.82)	(0.49)	(0.37)	0.00	0.00	(0.37)

03/31/2021	10.21	0.31	0.90	1.21	(0.38)	0.00	0.00	(0.38)

6	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.82	3.74%	$271,848	0.70	%*	0.71	%*	0.59	%*	0.60	%*	5.00	%*	91%

9.70	8.06	241,078	1.01		1.05		0.56		0.60		5.75		279

9.48	7.13	203,385	0.89	(f)	0.89	(f)	0.82	(f)	0.82	(f)	5.29		320

9.29	1.62	170,305	0.91		0.91		0.90		0.90		3.96		158

9.51	(1.40)	235,277	0.90		0.90		0.90		0.90		3.07		84

9.99	14.06	268,038	0.90		0.90		0.90		0.90		3.10		99

9.76	3.73	192,048	0.80	*	0.81	*	0.69	*	0.70	*	4.89	*	91

9.64	8.01	150,777	1.11		1.15		0.66		0.70		5.65		279

9.42	7.09	132,752	0.99	(f)	0.99	(f)	0.92	(f)	0.92	(f)	5.20		320

9.23	1.33	105,067	1.01		1.01		1.00		1.00		3.93		158

9.47	(1.39)	123,293	1.00		1.00		1.00		1.00		2.97		84

9.94	13.92	115,116	1.00		1.00		1.00		1.00		3.01		99

9.82	3.55	30,046	1.10	*	1.11	*	0.99	*	1.00	*	4.62	*	91

9.70	7.67	32,434	1.41		1.45		0.96		1.00		5.34		279

9.48	6.75	23,358	1.29	(f)	1.29	(f)	1.22	(f)	1.22	(f)	4.90		320

9.29	1.13	20,412	1.31		1.31		1.30		1.30		3.58		158

9.52	(1.74)	23,819	1.30		1.30		1.30		1.30		2.65		84

10.00	13.61	19,542	1.30		1.30		1.30		1.30		2.68		99

9.62	3.18	3,521	1.85	*	1.86	*	1.74	*	1.75	*	3.87	*	91

9.51	6.83	3,716	2.16		2.20		1.71		1.75		4.58		279

9.32	6.00	2,005	2.04	(f)	2.04	(f)	1.97	(f)	1.97	(f)	4.10		320

9.14	0.30	2,244	2.06		2.06		2.05		2.05		2.75		158

9.37	(2.46)	3,656	2.05		2.05		2.05		2.05		1.91		84

9.85	12.73	3,866	2.05		2.05		2.05		2.05		1.91		99

$10.00	5.89%	$2,689,875	0.80	%*	0.80	%*	0.75	%*	0.75	%*	5.23	%*	123%

9.71	7.07	2,605,286	0.81		0.81		0.75		0.75		5.09		303

9.57	9.01	2,978,251	0.79		0.79		0.75		0.75		4.59		247

9.22	(4.75)	3,117,435	0.76		0.76		0.75		0.75		3.93		136

10.18	(4.37)	4,022,524	0.75		0.75		0.75		0.75		3.22		94

11.04	12.15	4,132,019	0.77		0.77		0.75		0.75		3.04		110

10.00	5.84	137,988	0.90	*	0.90	*	0.85	*	0.85	*	5.14	*	123

9.71	6.97	140,053	0.91		0.91		0.85		0.85		5.00		303

9.57	8.90	131,164	0.89		0.89		0.85		0.85		4.49		247

9.22	(4.85)	132,737	0.86		0.86		0.85		0.85		3.79		136

10.18	(4.47)	291,479	0.85		0.85		0.85		0.85		3.07		94

11.04	12.04	670,322	0.87		0.87		0.85		0.85		2.94		110

10.00	5.81	18,209	0.95	*	1.00	*	0.90	*	0.95	*	5.09	*	123

9.71	6.91	25,460	0.96		1.01		0.90		0.95		4.96		303

9.57	8.85	24,514	0.94		0.99		0.90		0.95		4.43		247

9.22	(4.90)	29,287	0.91		0.96		0.90		0.95		3.78		136

10.18	(4.51)	36,071	0.90		0.95		0.90		0.95		3.09		94

11.04	11.98	27,498	0.92		0.97		0.90		0.95		2.88		110

10.00	5.76	17,846	1.05	*	1.05	*	1.00	*	1.00	*	4.98	*	123

9.71	6.81	16,653	1.06		1.06		1.00		1.00		4.85		303

9.57	8.74	16,483	1.04		1.04		1.00		1.00		4.37		247

9.22	(5.00)	9,667	1.01		1.01		1.00		1.00		3.60		136

10.18	(4.61)	21,577	1.00		1.00		1.00		1.00		2.99		94

11.04	11.87	10,752	1.02		1.02		1.00		1.00		2.83		110

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Diversified Income Fund (Cont.)

Class A

04/01/2025 - 09/30/2025+	$9.71	$0.24	$0.30	$0.54	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	9.57	0.45	0.17	0.62	(0.48)	0.00	0.00	(0.48)

03/31/2024	9.22	0.38	0.39	0.77	(0.39)	0.00	(0.03)	(0.42)

03/31/2023	10.18	0.33	(0.86)	(0.53)	(0.43)	0.00	0.00	(0.43)

03/31/2022	11.04	0.31	(0.81)	(0.50)	(0.36)	0.00	0.00	(0.36)

03/31/2021	10.21	0.29	0.90	1.19	(0.36)	0.00	0.00	(0.36)
Class C

04/01/2025 - 09/30/2025+	9.71	0.20	0.31	0.51	(0.22)	0.00	0.00	(0.22)

03/31/2025	9.57	0.38	0.17	0.55	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.22	0.32	0.38	0.70	(0.32)	0.00	(0.03)	(0.35)

03/31/2023	10.18	0.26	(0.86)	(0.60)	(0.36)	0.00	0.00	(0.36)

03/31/2022	11.04	0.23	(0.82)	(0.59)	(0.27)	0.00	0.00	(0.27)

03/31/2021	10.21	0.21	0.90	1.11	(0.28)	0.00	0.00	(0.28)

PIMCO ESG Income Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.42	$0.23	$0.14	$0.37	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	9.31	0.45	0.18	0.63	(0.49)	0.00	(0.03)	(0.52)

03/31/2024	9.27	0.45	0.00	0.45	(0.41)	0.00	0.00	(0.41)

03/31/2023	10.07	0.35	(0.61)	(0.26)	(0.51)	(0.03)	0.00	(0.54)

03/31/2022	10.35	0.24	(0.25)	(0.01)	(0.27)	0.00	0.00	(0.27)

09/30/2020 - 03/31/2021	10.00	0.10	0.34	0.44	(0.09)	0.00	0.00	(0.09)
I-2

04/01/2025 - 09/30/2025+	9.42	0.22	0.14	0.36	(0.24)	0.00	0.00	(0.24)

03/31/2025	9.31	0.44	0.18	0.62	(0.48)	0.00	(0.03)	(0.51)

03/31/2024	9.27	0.44	0.00	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.34	(0.61)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.22	(0.24)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.35	0.44	(0.09)	0.00	0.00	(0.09)
I-3

04/01/2025 - 09/30/2025+	9.42	0.22	0.14	0.36	(0.24)	0.00	0.00	(0.24)

03/31/2025	9.31	0.44	0.17	0.61	(0.47)	0.00	(0.03)	(0.50)

03/31/2024	9.27	0.43	0.01	0.44	(0.40)	0.00	0.00	(0.40)

03/31/2023	10.07	0.30	(0.57)	(0.27)	(0.50)	(0.03)	0.00	(0.53)

03/31/2022	10.35	0.19	(0.21)	(0.02)	(0.26)	0.00	0.00	(0.26)

09/30/2020 - 03/31/2021	10.00	0.09	0.34	0.43	(0.08)	0.00	0.00	(0.08)
Class A

04/01/2025 - 09/30/2025+	9.42	0.21	0.14	0.35	(0.23)	0.00	0.00	(0.23)

03/31/2025	9.31	0.42	0.17	0.59	(0.45)	0.00	(0.03)	(0.48)

03/31/2024	9.27	0.41	0.01	0.42	(0.38)	0.00	0.00	(0.38)

03/31/2023	10.07	0.31	(0.61)	(0.30)	(0.47)	(0.03)	0.00	(0.50)

03/31/2022	10.35	0.19	(0.24)	(0.05)	(0.23)	0.00	0.00	(0.23)

09/30/2020 - 03/31/2021	10.00	0.07	0.35	0.42	(0.07)	0.00	0.00	(0.07)
Class C

04/01/2025 - 09/30/2025+	9.42	0.17	0.14	0.31	(0.19)	0.00	0.00	(0.19)

03/31/2025	9.31	0.34	0.18	0.52	(0.38)	0.00	(0.03)	(0.41)

03/31/2024	9.27	0.34	0.01	0.35	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.07	0.23	(0.60)	(0.37)	(0.40)	(0.03)	0.00	(0.43)

03/31/2022	10.35	0.13	(0.26)	(0.13)	(0.15)	0.00	0.00	(0.15)

09/30/2020 - 03/31/2021	10.00	0.03	0.35	0.38	(0.03)	0.00	0.00	(0.03)

PIMCO High Yield Fund
Institutional Class

04/01/2025 - 09/30/2025+	$7.98	$0.24	$0.19	$0.43	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	7.97	0.49	0.02	0.51	(0.50)	0.00	0.00	(0.50)

03/31/2024	7.70	0.43	0.30	0.73	(0.46)	0.00	0.00	(0.46)

03/31/2023	8.51	0.39	(0.63)	(0.24)	(0.42)	(0.15)	0.00	(0.57)

03/31/2022	8.99	0.38	(0.45)	(0.07)	(0.41)	0.00	0.00	(0.41)

03/31/2021	7.94	0.38	1.07	1.45	(0.40)	0.00	0.00	(0.40)

8	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.00	5.68%	$162,332	1.20	%*	1.20	%*	1.15	%*	1.15	%*	4.84	%*	123%

9.71	6.65	161,573	1.21		1.21		1.15		1.15		4.70		303

9.57	8.58	173,452	1.19		1.19		1.15		1.15		4.19		247

9.22	(5.14)	202,770	1.16		1.16		1.15		1.15		3.52		136

10.18	(4.75)	290,939	1.15		1.15		1.15		1.15		2.81		94

11.04	11.71	361,780	1.17		1.17		1.15		1.15		2.64		110

10.00	5.29	20,687	1.95	*	1.95	*	1.90	*	1.90	*	4.09	*	123

9.71	5.85	22,116	1.96		1.96		1.90		1.90		3.94		303

9.57	7.78	26,564	1.94		1.94		1.90		1.90		3.44		247

9.22	(5.85)	30,275	1.91		1.91		1.90		1.90		2.76		136

10.18	(5.46)	49,134	1.90		1.90		1.90		1.90		2.05		94

11.04	10.87	67,889	1.92		1.92		1.90		1.90		1.89		110

$9.54	3.97%	$297,952	0.79	%*	0.79	%*	0.50	%*	0.50	%*	4.77	%*	149%

9.42	6.93	253,619	1.21		1.21		0.50		0.50		4.85		243

9.31	5.05	210,539	1.00		1.00		0.50		0.50		4.90		261

9.27	(2.50)	204,462	0.55		0.55		0.51		0.51		3.70		320

10.07	(0.09)	155,174	0.52		0.52		0.51		0.51		2.28		50

10.35	4.43	37,125	0.52	*	1.14	*	0.50	*	1.12	*	1.87	*	135

9.54	3.92	44,227	0.89	*	0.89	*	0.60	*	0.60	*	4.66	*	149

9.42	6.82	29,221	1.31		1.31		0.60		0.60		4.74		243

9.31	4.95	20,454	1.10		1.10		0.60		0.60		4.79		261

9.27	(2.59)	16,996	0.65		0.65		0.61		0.61		3.54		320

10.07	(0.19)	17,691	0.62		0.62		0.61		0.61		2.14		50

10.35	4.38	1,421	0.62	*	1.24	*	0.60	*	1.22	*	1.81	*	135

9.54	3.90	10,257	0.94	*	0.99	*	0.65	*	0.70	*	4.62	*	149

9.42	6.77	8,841	1.36		1.41		0.65		0.70		4.69		243

9.31	4.89	4,925	1.15		1.20		0.65		0.70		4.74		261

9.27	(2.64)	4,255	0.70		0.75		0.66		0.71		3.11		320

10.07	(0.24)	23,132	0.67		0.72		0.66		0.71		1.91		50

10.35	4.35	45	0.72	*	1.34	*	0.70	*	1.32	*	1.69	*	135

9.54	3.77	2,238	1.19	*	1.19	*	0.90	*	0.90	*	4.38	*	149

9.42	6.50	2,098	1.61		1.61		0.90		0.90		4.46		243

9.31	4.63	2,240	1.40		1.40		0.90		0.90		4.52		261

9.27	(2.88)	2,319	0.95		0.95		0.91		0.91		3.24		320

10.07	(0.49)	1,809	0.92		0.92		0.91		0.91		1.87		50

10.35	4.23	23	0.92	*	1.54	*	0.90	*	1.52	*	1.46	*	135

9.54	3.38	366	1.94	*	1.94	*	1.65	*	1.65	*	3.61	*	149

9.42	5.72	278	2.36		2.36		1.65		1.65		3.69		243

9.31	3.86	193	2.20	(e)	2.20	(e)	1.65	(e)	1.65	(e)	3.76		261

9.27	(3.62)	96	1.70		1.70		1.66		1.66		2.44		320

10.07	(1.24)	108	1.67		1.67		1.66		1.66		1.21		50

10.35	3.85	90	1.67	*	2.29	*	1.65	*	2.27	*	0.67	*	135

$8.16	5.51%	$6,812,351	0.57	%*	0.59	%*	0.53	%*	0.55	%*	5.89	%*	45%

7.98	6.54	7,089,588	0.61		0.62		0.54		0.55		6.10		58

7.97	9.79	7,359,710	0.60		0.60		0.55		0.55		5.54		43

7.70	(2.66)	6,421,111	0.57		0.57		0.55		0.55		4.98		25

8.51	(0.91)	8,042,209	0.56		0.56		0.55		0.55		4.23		26

8.99	18.49	9,472,559	0.56		0.56		0.55		0.55		4.30		29

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Fund (Cont.)
I-2

04/01/2025 - 09/30/2025+	$7.98	$0.23	$0.20	$0.43	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.37	(0.45)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.37	1.07	1.44	(0.39)	0.00	0.00	(0.39)
I-3

04/01/2025 - 09/30/2025+	7.98	0.23	0.20	0.43	(0.25)	0.00	0.00	(0.25)

03/31/2025	7.97	0.48	0.02	0.50	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.70	0.41	0.31	0.72	(0.45)	0.00	0.00	(0.45)

03/31/2023	8.51	0.38	(0.63)	(0.25)	(0.41)	(0.15)	0.00	(0.56)

03/31/2022	8.99	0.36	(0.44)	(0.08)	(0.40)	0.00	0.00	(0.40)

03/31/2021	7.94	0.36	1.08	1.44	(0.39)	0.00	0.00	(0.39)
Administrative Class

04/01/2025 - 09/30/2025+	7.98	0.23	0.19	0.42	(0.24)	0.00	0.00	(0.24)

03/31/2025	7.97	0.47	0.02	0.49	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.70	0.41	0.30	0.71	(0.44)	0.00	0.00	(0.44)

03/31/2023	8.51	0.37	(0.63)	(0.26)	(0.40)	(0.15)	0.00	(0.55)

03/31/2022	8.99	0.36	(0.45)	(0.09)	(0.39)	0.00	0.00	(0.39)

03/31/2021	7.94	0.36	1.07	1.43	(0.38)	0.00	0.00	(0.38)
Class A

04/01/2025 - 09/30/2025+	7.98	0.22	0.20	0.42	(0.24)	0.00	0.00	(0.24)

03/31/2025	7.97	0.46	0.02	0.48	(0.47)	0.00	0.00	(0.47)

03/31/2024	7.70	0.40	0.30	0.70	(0.43)	0.00	0.00	(0.43)

03/31/2023	8.51	0.36	(0.63)	(0.27)	(0.39)	(0.15)	0.00	(0.54)

03/31/2022	8.99	0.35	(0.45)	(0.10)	(0.38)	0.00	0.00	(0.38)

03/31/2021	7.94	0.35	1.07	1.42	(0.37)	0.00	0.00	(0.37)
Class C

04/01/2025 - 09/30/2025+	7.98	0.19	0.20	0.39	(0.21)	0.00	0.00	(0.21)

03/31/2025	7.97	0.40	0.02	0.42	(0.41)	0.00	0.00	(0.41)

03/31/2024	7.70	0.34	0.30	0.64	(0.37)	0.00	0.00	(0.37)

03/31/2023	8.51	0.30	(0.63)	(0.33)	(0.33)	(0.15)	0.00	(0.48)

03/31/2022	8.99	0.28	(0.45)	(0.17)	(0.31)	0.00	0.00	(0.31)

03/31/2021	7.94	0.28	1.07	1.35	(0.30)	0.00	0.00	(0.30)
Class R

04/01/2025 - 09/30/2025+	7.98	0.21	0.20	0.41	(0.23)	0.00	0.00	(0.23)

03/31/2025	7.97	0.44	0.02	0.46	(0.45)	0.00	0.00	(0.45)

03/31/2024	7.70	0.38	0.30	0.68	(0.41)	0.00	0.00	(0.41)

03/31/2023	8.51	0.34	(0.63)	(0.29)	(0.37)	(0.15)	0.00	(0.52)

03/31/2022	8.99	0.33	(0.45)	(0.12)	(0.36)	0.00	0.00	(0.36)

03/31/2021	7.94	0.33	1.07	1.40	(0.35)	0.00	0.00	(0.35)

PIMCO High Yield Spectrum Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.13	$0.27	$0.29	$0.56	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2025	9.03	0.54	0.16	0.70	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.59	0.49	0.49	0.98	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.49	0.43	(0.67)	(0.24)	(0.66)	0.00	0.00	(0.66)

03/31/2022	10.03	0.41	(0.46)	(0.05)	(0.49)	0.00	0.00	(0.49)

03/31/2021	8.58	0.45	1.47	1.92	(0.47)	0.00	0.00	(0.47)
I-2

04/01/2025 - 09/30/2025+	9.13	0.27	0.29	0.56	(0.30)	0.00	0.00	(0.30)

03/31/2025	9.03	0.52	0.17	0.69	(0.59)	0.00	0.00	(0.59)

03/31/2024	8.59	0.48	0.49	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.43	(0.68)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.40	(0.46)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.44	1.47	1.91	(0.46)	0.00	0.00	(0.46)

10	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.16	5.45%	$329,274	0.67	%*	0.69	%*	0.63	%*	0.65	%*	5.79	%*	45%

7.98	6.44	303,734	0.71		0.72		0.64		0.65		6.00		58

7.97	9.68	327,275	0.70		0.70		0.65		0.65		5.40		43

7.70	(2.75)	408,267	0.67		0.67		0.65		0.65		4.88		25

8.51	(1.01)	499,207	0.66		0.66		0.65		0.65		4.14		26

8.99	18.37	482,815	0.66		0.66		0.65		0.65		4.21		29

8.16	5.43	60,787	0.72	*	0.79	*	0.68	*	0.75	*	5.68	*	45

7.98	6.39	14,391	0.76		0.82		0.69		0.75		5.97		58

7.97	9.63	8,560	0.75		0.80		0.70		0.75		5.33		43

7.70	(2.80)	9,027	0.72		0.77		0.70		0.75		4.90		25

8.51	(1.06)	19,694	0.71		0.76		0.70		0.75		4.02		26

8.99	18.31	50,922	0.71		0.76		0.70		0.75		4.08		29

8.16	5.37	265,702	0.82	*	0.84	*	0.78	*	0.80	*	5.64	*	45

7.98	6.28	254,696	0.86		0.87		0.79		0.80		5.84		58

7.97	9.52	288,182	0.85		0.85		0.80		0.80		5.27		43

7.70	(2.90)	302,888	0.82		0.82		0.80		0.80		4.74		25

8.51	(1.15)	354,288	0.81		0.81		0.80		0.80		3.98		26

8.99	18.20	393,891	0.81		0.81		0.80		0.80		4.05		29

8.16	5.32	409,547	0.92	*	0.94	*	0.88	*	0.90	*	5.54	*	45

7.98	6.17	412,663	0.96		0.97		0.89		0.90		5.74		58

7.97	9.41	473,170	0.95		0.95		0.90		0.90		5.17		43

7.70	(3.00)	511,871	0.92		0.92		0.90		0.90		4.64		25

8.51	(1.25)	626,661	0.91		0.91		0.90		0.90		3.89		26

8.99	18.08	666,590	0.91		0.91		0.90		0.90		3.98		29

8.16	4.93	12,529	1.67	*	1.69	*	1.63	*	1.65	*	4.79	*	45

7.98	5.38	12,931	1.71		1.72		1.64		1.65		4.99		58

7.97	8.60	14,776	1.70		1.70		1.65		1.65		4.42		43

7.70	(3.73)	17,186	1.67		1.67		1.65		1.65		3.87		25

8.51	(1.99)	25,894	1.66		1.66		1.65		1.65		3.13		26

8.99	17.20	35,990	1.66		1.66		1.65		1.65		3.25		29

8.16	5.19	35,696	1.17	*	1.19	*	1.13	*	1.15	*	5.29	*	45

7.98	5.91	38,411	1.21		1.22		1.14		1.15		5.50		58

7.97	9.14	34,687	1.20		1.20		1.15		1.15		4.93		43

7.70	(3.24)	32,258	1.17		1.17		1.15		1.15		4.40		25

8.51	(1.50)	35,351	1.16		1.16		1.15		1.15		3.64		26

8.99	17.79	36,138	1.16		1.16		1.15		1.15		3.71		29

$9.39	6.26%	$414,176	0.67	%*	0.67	%*	0.60	%*	0.60	%*	5.84	%*	34%

9.13	7.89	365,260	0.69		0.69		0.61		0.61		5.89		60

9.03	11.80	153,871	0.65		0.65		0.60		0.60		5.68		50

8.59	(2.24)	96,560	0.62		0.62		0.60		0.60		4.94		51

9.49	(0.59)	135,530	0.61		0.61		0.60		0.60		4.10		43

10.03	22.77	170,488	0.62		0.62		0.60		0.60		4.67		39

9.39	6.20	37,076	0.77	*	0.77	*	0.70	*	0.70	*	5.74	*	34

9.13	7.78	32,449	0.79		0.79		0.71		0.71		5.74		60

9.03	11.69	140,892	0.75		0.75		0.70		0.70		5.56		50

8.59	(2.33)	122,281	0.72		0.72		0.70		0.70		4.87		51

9.49	(0.69)	151,560	0.71		0.71		0.70		0.70		4.04		43

10.03	22.65	238,069	0.72		0.72		0.70		0.70		4.60		39

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO High Yield Spectrum Fund (Cont.)
I-3

04/01/2025 - 09/30/2025+	$9.13	$0.26	$0.30	$0.56	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2025	9.03	0.52	0.16	0.68	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.59	0.47	0.50	0.97	(0.53)	0.00	0.00	(0.53)

03/31/2023	9.49	0.41	(0.66)	(0.25)	(0.65)	0.00	0.00	(0.65)

03/31/2022	10.03	0.39	(0.45)	(0.06)	(0.48)	0.00	0.00	(0.48)

03/31/2021	8.58	0.43	1.48	1.91	(0.46)	0.00	0.00	(0.46)
Class A

04/01/2025 - 09/30/2025+	9.13	0.25	0.30	0.55	(0.29)	0.00	0.00	(0.29)

03/31/2025	9.03	0.51	0.15	0.66	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.59	0.46	0.49	0.95	(0.51)	0.00	0.00	(0.51)

03/31/2023	9.49	0.40	(0.67)	(0.27)	(0.63)	0.00	0.00	(0.63)

03/31/2022	10.03	0.38	(0.46)	(0.08)	(0.46)	0.00	0.00	(0.46)

03/31/2021	8.58	0.42	1.47	1.89	(0.44)	0.00	0.00	(0.44)
Class C

04/01/2025 - 09/30/2025+	9.13	0.22	0.29	0.51	(0.25)	0.00	0.00	(0.25)

03/31/2025	9.03	0.44	0.16	0.60	(0.50)	0.00	0.00	(0.50)

03/31/2024	8.59	0.40	0.48	0.88	(0.44)	0.00	0.00	(0.44)

03/31/2023	9.49	0.34	(0.67)	(0.33)	(0.57)	0.00	0.00	(0.57)

03/31/2022	10.03	0.30	(0.46)	(0.16)	(0.38)	0.00	0.00	(0.38)

03/31/2021	8.58	0.36	1.46	1.82	(0.37)	0.00	0.00	(0.37)

PIMCO Long-Term Credit Bond Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.84	$0.21	$0.20	$0.41	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2025	8.95	0.40	(0.04)	0.36	(0.45)	0.00	(0.02)	(0.47)

03/31/2024	9.11	0.36	(0.10)	0.26	(0.40)	0.00	(0.02)	(0.42)

03/31/2023	10.87	0.39	(1.64)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.48	(0.98)	(0.50)	(0.57)	(0.34)	0.00	(0.91)

03/31/2021	12.08	0.50	0.74	1.24	(0.58)	(0.46)	0.00	(1.04)
I-2

04/01/2025 - 09/30/2025+	8.84	0.20	0.21	0.41	(0.25)	0.00	0.00	(0.25)

03/31/2025	8.95	0.39	(0.04)	0.35	(0.44)	0.00	(0.02)	(0.46)

03/31/2024	9.11	0.35	(0.10)	0.25	(0.39)	0.00	(0.02)	(0.41)

03/31/2023	10.87	0.38	(1.63)	(1.25)	(0.45)	(0.06)	0.00	(0.51)

03/31/2022	12.28	0.47	(0.98)	(0.51)	(0.56)	(0.34)	0.00	(0.90)

03/31/2021	12.08	0.49	0.73	1.22	(0.56)	(0.46)	0.00	(1.02)

PIMCO Low Duration Credit Fund
Institutional Class

04/01/2025 - 09/30/2025+	$9.01	$0.30	$0.16	$0.46	$(0.33)	$0.00	$0.00	$(0.33)

03/31/2025	9.02	0.67	(0.02)	0.65	(0.66)	0.00	0.00	(0.66)

03/31/2024	8.74	0.64	0.27	0.91	(0.63)	0.00	0.00	(0.63)

03/31/2023	9.09	0.44	(0.29)	0.15	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.31	0.34	(0.18)	0.16	(0.34)	(0.04)	0.00	(0.38)

03/31/2021	8.63	0.31	0.70	1.01	(0.33)	0.00	0.00	(0.33)
I-2

04/01/2025 - 09/30/2025+	9.01	0.29	0.17	0.46	(0.33)	0.00	0.00	(0.33)

03/31/2025	9.02	0.66	(0.02)	0.64	(0.65)	0.00	0.00	(0.65)

03/31/2024	8.74	0.63	0.27	0.90	(0.62)	0.00	0.00	(0.62)

03/31/2023	9.09	0.46	(0.32)	0.14	(0.49)	0.00	0.00	(0.49)

03/31/2022	9.31	0.33	(0.18)	0.15	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	8.63	0.31	0.69	1.00	(0.32)	0.00	0.00	(0.32)
Class A

04/01/2025 - 09/30/2025+	9.01	0.28	0.17	0.45	(0.32)	0.00	0.00	(0.32)

03/31/2025	9.02	0.64	(0.02)	0.62	(0.63)	0.00	0.00	(0.63)

03/31/2024	8.74	0.61	0.27	0.88	(0.60)	0.00	0.00	(0.60)

03/31/2023	9.09	0.46	(0.33)	0.13	(0.48)	0.00	0.00	(0.48)

03/31/2022	9.31	0.31	(0.18)	0.13	(0.31)	(0.04)	0.00	(0.35)

03/31/2021	8.63	0.29	0.70	0.99	(0.31)	0.00	0.00	(0.31)

12	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.39	6.18%	$1,659	0.82	%*	0.87	%*	0.75	%*	0.80	%*	5.66	%*	34%

9.13	7.73	679	0.84		0.89		0.76		0.81		5.73		60

9.03	11.63	770	0.80		0.85		0.75		0.80		5.44		50

8.59	(2.38)	11,785	0.77		0.82		0.75		0.80		4.71		51

9.49	(0.74)	2,249	0.76		0.81		0.75		0.80		3.94		43

10.03	22.59	3,621	0.77		0.82		0.75		0.80		4.41		39

9.39	6.07	48,285	1.02	*	1.02	*	0.95	*	0.95	*	5.49	*	34

9.13	7.52	45,911	1.04		1.04		0.96		0.96		5.53		60

9.03	11.42	45,235	1.00		1.00		0.95		0.95		5.31		50

8.59	(2.58)	40,642	0.97		0.97		0.95		0.95		4.63		51

9.49	(0.93)	48,680	0.96		0.96		0.95		0.95		3.80		43

10.03	22.35	54,395	0.97		0.97		0.95		0.95		4.43		39

9.39	5.68	4,659	1.77	*	1.77	*	1.70	*	1.70	*	4.74	*	34

9.13	6.72	4,776	1.79		1.79		1.71		1.71		4.78		60

9.03	10.59	4,703	1.75		1.75		1.70		1.70		4.57		50

8.59	(3.31)	4,222	1.72		1.72		1.70		1.70		3.87		51

9.49	(1.67)	5,249	1.71		1.71		1.70		1.70		3.06		43

10.03	21.44	5,265	1.72		1.72		1.70		1.70		3.72		39

$9.00	4.79%	$3,221,008	0.73	%*	0.73	%*	0.55	%*	0.55	%*	4.72	%*	66%

8.84	4.13	3,089,982	1.24		1.24		0.55		0.55		4.49		222

8.95	3.04	3,120,547	1.51		1.51		0.55		0.55		4.12		140

9.11	(11.30)	2,916,169	0.99		0.99		0.55		0.55		4.27		85

10.87	(4.81)	3,512,411	0.57		0.57		0.55		0.55		3.86		59

12.28	9.84	3,483,341	0.59		0.59		0.55		0.55		3.79		103

9.00	4.74	164,365	0.83	*	0.83	*	0.65	*	0.65	*	4.62	*	66

8.84	4.03	185,957	1.34		1.34		0.65		0.65		4.38		222

8.95	2.94	199,970	1.61		1.61		0.65		0.65		4.05		140

9.11	(11.39)	104,751	1.09		1.09		0.65		0.65		4.16		85

10.87	(4.90)	110,710	0.67		0.67		0.65		0.65		3.76		59

12.28	9.73	133,698	0.69		0.69		0.65		0.65		3.69		103

$9.14	5.20%	$97,723	0.83	%*	0.83	%*	0.77	%*	0.77	%*	6.57	%*	41%

9.01	7.40	98,727	0.78		0.78		0.71		0.71		7.39		66

9.02	10.82	97,677	0.75		0.75		0.70		0.70		7.29		91

8.74	1.84	97,086	0.73		0.73		0.70		0.70		5.04		32

9.09	1.74	348,698	0.73		0.73		0.70		0.70		3.63		134

9.31	11.85	210,739	0.73		0.73		0.70		0.70		3.42		184

9.14	5.15	7,810	0.93	*	0.93	*	0.87	*	0.87	*	6.46	*	41

9.01	7.29	7,492	0.88		0.88		0.81		0.81		7.28		66

9.02	10.71	6,546	0.85		0.85		0.80		0.80		7.16		91

8.74	1.74	8,418	0.83		0.83		0.80		0.80		5.21		32

9.09	1.64	12,997	0.83		0.83		0.80		0.80		3.52		134

9.31	11.74	22,046	0.83		0.83		0.80		0.80		3.34		184

9.14	5.04	39,786	1.13	*	1.13	*	1.07	*	1.07	*	6.26	*	41

9.01	7.08	39,939	1.08		1.08		1.01		1.01		7.10		66

9.02	10.49	41,115	1.05		1.05		1.00		1.00		6.98		91

8.74	1.53	51,962	1.03		1.03		1.00		1.00		5.21		32

9.09	1.43	64,194	1.03		1.03		1.00		1.00		3.32		134

9.31	11.52	54,219	1.03		1.03		1.00		1.00		3.16		184

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration Credit Fund (Cont.)
Class C

04/01/2025 - 09/30/2025+	$9.01	$0.25	$0.16	$0.41	$(0.28)	$0.00	$0.00	$(0.28)

03/31/2025	9.02	0.58	(0.03)	0.55	(0.56)	0.00	0.00	(0.56)

03/31/2024	8.74	0.54	0.28	0.82	(0.54)	0.00	0.00	(0.54)

03/31/2023	9.09	0.40	(0.34)	0.06	(0.41)	0.00	0.00	(0.41)

03/31/2022	9.31	0.24	(0.18)	0.06	(0.24)	(0.04)	0.00	(0.28)

03/31/2021	8.63	0.21	0.71	0.92	(0.24)	0.00	0.00	(0.24)

PIMCO Low Duration Income Fund
Institutional Class

04/01/2025 - 09/30/2025+	$8.13	$0.20	$0.15	$0.35	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2025	8.01	0.43	0.18	0.61	(0.49)	0.00	0.00	(0.49)

03/31/2024	7.78	0.37	0.25	0.62	(0.37)	0.00	(0.02)	(0.39)

03/31/2023	8.29	0.29	(0.27)	0.02	(0.53)	0.00	0.00	(0.53)

03/31/2022	8.67	0.23	(0.35)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.25	0.75	1.00	(0.23)	0.00	(0.05)	(0.28)
I-2

04/01/2025 - 09/30/2025+	8.13	0.20	0.14	0.34	(0.22)	0.00	0.00	(0.22)

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.28	(0.27)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.22	(0.34)	(0.12)	(0.26)	0.00	0.00	(0.26)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)
I-3

04/01/2025 - 09/30/2025+	8.13	0.19	0.15	0.34	(0.22)	0.00	0.00	(0.22)

03/31/2025	8.01	0.42	0.18	0.60	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.78	0.36	0.25	0.61	(0.36)	0.00	(0.02)	(0.38)

03/31/2023	8.29	0.27	(0.26)	0.01	(0.52)	0.00	0.00	(0.52)

03/31/2022	8.67	0.21	(0.34)	(0.13)	(0.25)	0.00	0.00	(0.25)

03/31/2021	7.95	0.24	0.75	0.99	(0.22)	0.00	(0.05)	(0.27)
Class A

04/01/2025 - 09/30/2025+	8.13	0.18	0.15	0.33	(0.21)	0.00	0.00	(0.21)

03/31/2025	8.01	0.39	0.19	0.58	(0.46)	0.00	0.00	(0.46)

03/31/2024	7.78	0.34	0.25	0.59	(0.34)	0.00	(0.02)	(0.36)

03/31/2023	8.29	0.26	(0.27)	(0.01)	(0.50)	0.00	0.00	(0.50)

03/31/2022	8.67	0.19	(0.34)	(0.15)	(0.23)	0.00	0.00	(0.23)

03/31/2021	7.95	0.22	0.75	0.97	(0.20)	0.00	(0.05)	(0.25)
Class C

04/01/2025 - 09/30/2025+	8.13	0.17	0.15	0.32	(0.20)	0.00	0.00	(0.20)

03/31/2025	8.01	0.37	0.18	0.55	(0.43)	0.00	0.00	(0.43)

03/31/2024	7.78	0.32	0.25	0.57	(0.32)	0.00	(0.02)	(0.34)

03/31/2023	8.29	0.23	(0.27)	(0.04)	(0.47)	0.00	0.00	(0.47)

03/31/2022	8.67	0.17	(0.35)	(0.18)	(0.20)	0.00	0.00	(0.20)

03/31/2021	7.95	0.19	0.75	0.94	(0.17)	0.00	(0.05)	(0.22)
Class C -2

04/01/2025 - 09/30/2025+	8.13	0.16	0.15	0.31	(0.19)	0.00	0.00	(0.19)

03/31/2025	8.01	0.35	0.19	0.54	(0.42)	0.00	0.00	(0.42)

03/31/2024	7.78	0.30	0.25	0.55	(0.30)	0.00	(0.02)	(0.32)

03/31/2023	8.29	0.22	(0.27)	(0.05)	(0.46)	0.00	0.00	(0.46)

03/31/2022	8.67	0.15	(0.34)	(0.19)	(0.19)	0.00	0.00	(0.19)

10/21/2020 – 03/31/2021	8.47	0.08	0.20	0.28	(0.03)	0.00	(0.05)	(0.08)

PIMCO Preferred and Capital Securities Fund (Consolidated)
Institutional Class

04/01/2025 - 09/30/2025+	$9.31	$0.26	$0.27	$0.53	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.07	0.51	0.22	0.73	(0.49)	0.00	0.00	(0.49)

03/31/2024	8.26	0.46	0.80	1.26	(0.34)	0.00	(0.11)	(0.45)

03/31/2023	10.24	0.43	(1.63)	(1.20)	(0.69)	(0.09)	0.00	(0.78)

03/31/2022	11.10	0.38	(0.62)	(0.24)	(0.41)	(0.21)	0.00	(0.62)

03/31/2021	9.23	0.40	1.88	2.28	(0.41)	0.00	0.00	(0.41)

14	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.14	4.65%	$3,678	1.88	%*	1.88	%*	1.82	%*	1.82	%*	5.52	%*	41%

9.01	6.28	4,089	1.83		1.83		1.76		1.76		6.36		66

9.02	9.70	4,862	1.80		1.80		1.75		1.75		6.23		91

8.74	0.77	6,278	1.78		1.78		1.75		1.75		4.51		32

9.09	0.68	6,818	1.78		1.78		1.75		1.75		2.57		134

9.31	10.68	9,975	1.78		1.78		1.75		1.75		2.34		184

$8.25	4.34%	$5,436,786	0.51	%*	0.51	%*	0.50	%*	0.50	%*	4.88	%*	337%

8.13	7.85	4,459,461	0.53		0.53		0.50		0.50		5.30		719

8.01	8.19	3,414,615	0.81		0.81		0.50		0.50		4.78		588

7.78	0.31	2,805,010	0.59		0.59		0.50		0.50		3.61		447

8.29	(1.41)	3,636,332	0.50		0.50		0.50		0.50		2.63		581

8.67	12.72	2,204,463	0.54		0.54		0.51		0.51		2.96		410

8.25	4.29	6,333,460	0.61	*	0.61	*	0.60	*	0.60	*	4.78	*	337

8.13	7.75	4,219,118	0.63		0.63		0.60		0.60		5.23		719

8.01	8.08	4,414,452	0.91		0.91		0.60		0.60		4.67		588

7.78	0.21	4,565,042	0.69		0.69		0.60		0.60		3.52		447

8.29	(1.51)	5,060,851	0.60		0.60		0.60		0.60		2.55		581

8.67	12.61	3,109,079	0.64		0.64		0.61		0.61		2.85		410

8.25	4.26	209,792	0.66	*	0.71	*	0.65	*	0.70	*	4.73	*	337

8.13	7.69	143,388	0.68		0.73		0.65		0.70		5.14		719

8.01	8.05	98,762	0.96		1.01		0.65		0.70		4.61		588

7.78	0.17	97,886	0.74		0.79		0.65		0.70		3.43		447

8.29	(1.56)	133,106	0.65		0.70		0.65		0.70		2.49		581

8.67	12.57	87,455	0.69		0.74		0.66		0.71		2.82		410

8.25	4.13	3,018,289	0.91	*	0.91	*	0.90	*	0.90	*	4.49	*	337

8.13	7.42	2,340,549	0.93		0.93		0.90		0.90		4.89		719

8.01	7.76	1,684,002	1.21		1.21		0.90		0.90		4.37		588

7.78	(0.09)	1,575,385	0.99		0.99		0.90		0.90		3.19		447

8.29	(1.80)	2,061,864	0.90		0.90		0.90		0.90		2.23		581

8.67	12.28	1,784,043	0.94		0.94		0.91		0.91		2.55		410

8.25	3.98	255,238	1.21	*	1.21	*	1.20	*	1.20	*	4.19	*	337

8.13	7.10	218,188	1.23		1.23		1.20		1.20		4.60		719

8.01	7.44	183,766	1.51		1.51		1.20		1.20		4.07		588

7.78	(0.39)	184,647	1.29		1.29		1.20		1.20		2.91		447

8.29	(2.10)	224,472	1.20		1.20		1.20		1.20		1.93		581

8.67	11.95	212,807	1.24		1.24		1.21		1.21		2.25		410

8.25	3.88	17,902	1.41	*	1.41	*	1.40	*	1.40	*	3.99	*	337

8.13	6.89	14,678	1.43		1.43		1.40		1.40		4.38		719

8.01	7.23	9,273	1.71		1.71		1.40		1.40		3.88		588

7.78	(0.59)	7,983	1.49		1.49		1.40		1.40		2.71		447

8.29	(2.29)	9,357	1.40		1.40		1.40		1.40		1.77		581

8.67	3.35	3,209	1.44	*	1.44	*	1.41	*	1.41	*	2.04	*	410

$9.60	5.79%	$480,270	0.96	%*	1.08	%*	0.79	%*	0.91	%*	5.47	%*	20%

9.31	8.25	439,361	1.02		1.14		0.78		0.90		5.54		66

9.07	15.58	567,307	1.13		1.22		0.79		0.88		5.43		49

8.26	(12.22)	691,702	1.02		1.11		0.79		0.88		4.55		19

10.24	(2.40)	1,500,453	0.79		0.88		0.79		0.88		3.38		22

11.10	24.86	1,216,087	0.81		0.91		0.79		0.89		3.74		59

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Preferred and Capital Securities Fund (Consolidated) (Cont.)
I-2

04/01/2025 - 09/30/2025+	$9.28	$0.25	$0.28	$0.53	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	9.05	0.50	0.22	0.72	(0.49)	0.00	0.00	(0.49)

03/31/2024	8.24	0.45	0.80	1.25	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.21	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.08	0.36	(0.62)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.21	0.39	1.88	2.27	(0.40)	0.00	0.00	(0.40)
I-3

04/01/2025 - 09/30/2025+	9.26	0.25	0.27	0.52	(0.24)	0.00	0.00	(0.24)

03/31/2025	9.02	0.50	0.22	0.72	(0.48)	0.00	0.00	(0.48)

03/31/2024	8.22	0.45	0.79	1.24	(0.33)	0.00	(0.11)	(0.44)

03/31/2023	10.19	0.41	(1.61)	(1.20)	(0.68)	(0.09)	0.00	(0.77)

03/31/2022	11.06	0.35	(0.61)	(0.26)	(0.40)	(0.21)	0.00	(0.61)

03/31/2021	9.20	0.38	1.88	2.26	(0.40)	0.00	0.00	(0.40)
Class A

04/01/2025 - 09/30/2025+	9.25	0.24	0.28	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2025	9.02	0.48	0.21	0.69	(0.46)	0.00	0.00	(0.46)

03/31/2024	8.22	0.43	0.79	1.22	(0.31)	0.00	(0.11)	(0.42)

03/31/2023	10.18	0.39	(1.60)	(1.21)	(0.66)	(0.09)	0.00	(0.75)

03/31/2022	11.05	0.33	(0.61)	(0.28)	(0.38)	(0.21)	0.00	(0.59)

03/31/2021	9.19	0.36	1.88	2.24	(0.38)	0.00	0.00	(0.38)
Class C

04/01/2025 - 09/30/2025+	9.20	0.20	0.28	0.48	(0.20)	0.00	0.00	(0.20)

03/31/2025	8.98	0.41	0.21	0.62	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.18	0.36	0.80	1.16	(0.25)	0.00	(0.11)	(0.36)

03/31/2023	10.15	0.32	(1.61)	(1.29)	(0.59)	(0.09)	0.00	(0.68)

03/31/2022	11.03	0.25	(0.62)	(0.37)	(0.30)	(0.21)	0.00	(0.51)

03/31/2021	9.19	0.28	1.87	2.15	(0.31)	0.00	0.00	(0.31)

+	Unaudited
*	Annualized, except for organizational expense, if any.
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(f)	Effective January 2, 2024, the Fund’s advisory fee was decreased by 0.30% to an annual rate of 0.30%.
(g)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

16	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(g)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.57	5.76%	$178,713	1.06	%*	1.18	%*	0.89	%*	1.01	%*	5.38	%*	20%

9.28	8.07	180,150	1.12		1.24		0.88		1.00		5.44		66

9.05	15.50	141,163	1.23		1.32		0.89		0.98		5.33		49

8.24	(12.25)	171,685	1.12		1.21		0.89		0.98		4.43		19

10.21	(2.58)	397,056	0.89		0.98		0.89		0.98		3.28		22

11.08	24.81	318,242	0.91		1.01		0.89		0.99		3.65		59

9.54	5.64	41,181	1.11	*	1.28	*	0.94	*	1.11	*	5.33	*	20

9.26	8.18	37,337	1.17		1.34		0.93		1.10		5.39		66

9.02	15.39	37,009	1.28		1.42		0.94		1.08		5.29		49

8.22	(12.27)	35,392	1.17		1.31		0.94		1.08		4.44		19

10.19	(2.65)	42,097	0.94		1.08		0.94		1.08		3.20		22

11.06	24.68	42,310	0.96		1.11		0.94		1.09		3.60		59

9.54	5.66	95,637	1.31	*	1.43	*	1.14	*	1.26	*	5.13	*	20

9.25	7.81	97,227	1.37		1.49		1.13		1.25		5.20		66

9.02	15.16	128,324	1.48		1.57		1.14		1.23		5.08		49

8.22	(12.40)	148,669	1.37		1.46		1.14		1.23		4.19		19

10.18	(2.82)	306,012	1.14		1.23		1.14		1.23		3.01		22

11.05	24.46	302,567	1.16		1.26		1.14		1.24		3.40		59

9.48	5.23	15,090	2.06	*	2.18	*	1.89	*	2.01	*	4.38	*	20

9.20	7.02	14,620	2.12		2.24		1.88		2.00		4.45		66

8.98	14.42	14,244	2.23		2.32		1.89		1.98		4.34		49

8.18	(13.13)	15,784	2.12		2.21		1.89		1.98		3.47		19

10.15	(3.56)	22,897	1.89		1.98		1.89		1.98		2.27		22

11.03	23.53	20,136	1.91		2.01		1.89		1.99		2.65		59

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Assets:

Investments, at value
Investments in securities*	$492,838	$3,286,103	$430,656	$7,747,825	$504,190	$3,567,738	$137,998	$23,016,978
Investments in Affiliates	29,842	204,431	0	560,822	1,260	83,440	13,182	2,141,796
Financial Derivative Instruments
Exchange-traded or centrally cleared	336	1,321	221	723	74	1,506	16	12,277
Over the counter	459	3,218	761	10	335	2,893	0	49,146
Cash	0	226	375	0	0	0	349	0
Deposits with counterparty	12,793	13,469	7,096	8,031	7,028	12,461	2,312	17,753
Foreign currency, at value	1,236	6,735	967	147	1,986	3,016	12	19,775
Receivable for investments sold	72	18,056	82	28,300	2,130	19,942	6,258	40,608
Receivable for investments sold on a delayed-delivery basis	5	0	0	0	0	37	0	0
Receivable for TBA investments sold	15,235	649,408	85,242	0	0	302,522	0	9,416,485
Receivable for Fund shares sold	590	1,194	239	3,619	110	330	28	67,534
Interest and/or dividends receivable	4,724	33,806	2,271	107,037	7,456	39,706	1,485	66,319
Dividends receivable from Affiliates	96	716	0	1,246	2	303	44	7,134
Reimbursement receivable from PIMCO	0	1	1	101	0	0	0	8
Total Assets	558,226	4,218,684	527,911	8,457,861	524,571	4,033,894	161,684	34,855,813

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,594	$6,145	$623	$30,451	$1,900	$10,072	$0	$0
Payable for short sales	5,943	78,531	16,352	0	0	0	0	350,797
Financial Derivative Instruments
Exchange-traded or centrally cleared	129	495	151	879	59	3,134	12	6,892
Over the counter	677	4,070	604	42	924	2,498	0	46,424
Payable for investments purchased	18,646	62,551	7,100	441,504	12,498	57,392	11,530	2,054,085
Payable for investments in Affiliates purchased	1,899	740	0	22,587	1,202	312	46	20,585
Payable for investments purchased on a delayed-delivery basis	0	0	160	0	0	4,400	0	64,740
Payable for TBA investments purchased	30,446	1,000,351	146,663	0	0	559,981	0	16,863,399
Payable for unfunded loan commitments	0	7,317	0	4,108	198	322	330	76,014
Deposits from counterparty	10	6,667	231	0	0	3,542	348	42,121
Payable for Fund shares redeemed	125	2,410	830	24,604	1,394	5,095	319	41,262
Distributions payable	0	527	10	3,631	273	262	2	4,451
Overdraft due to custodian	27	0	0	302	0	25	0	5,946
Accrued investment advisory fees	118	1,080	70	1,589	121	801	47	3,557
Accrued supervisory and administrative fees	137	756	75	1,979	128	680	38	3,276
Accrued distribution fees	2	16	0	67	3	0	2	66
Accrued servicing fees	7	36	1	91	10	0	9	627
Foreign capital gains tax payable	3	54	1	0	0	5	0	103
Other liabilities	0	1	0	141	6	0	4	1
Total Liabilities	60,763	1,171,747	172,871	531,975	18,716	648,521	12,687	19,584,346

Commitments and Contingent Liabilities^

Net Assets	$497,463	$3,046,937	$355,040	$7,925,886	$505,855	$3,385,373	$148,997	$15,271,467

Net Assets Consist of:

Paid in capital	$551,517	$3,618,713	$367,104	$8,541,060	$576,150	$4,242,455	$235,748	$15,969,330
Distributable earnings (accumulated loss)	(54,054)	(571,776)	(12,064)	(615,174)	(70,295)	(857,082)	(86,751)	(697,863)

Net Assets	$497,463	$3,046,937	$355,040	$7,925,886	$505,855	$3,385,373	$148,997	$15,271,467

Cost of investments in securities	$488,613	$3,366,762	$434,366	$7,665,145	$496,994	$3,865,895	$136,829	$23,284,432
Cost of investments in Affiliates	$29,829	$204,010	$0	$558,443	$1,260	$83,423	$13,181	$2,141,120
Cost of foreign currency held	$1,220	$6,707	$967	$148	$1,990	$3,195	$11	$19,624
Proceeds received on short sales	$5,764	$78,498	$16,361	$0	$0	$0	$0	$350,321
Cost or premiums of financial derivative instruments, net	$7,234	$27,905	$2,450	$45,988	$5,685	$71,278	$1,307	$77,489

* Includes repurchase agreements of:	$75,877	$0	$17,100	$397,600	$0	$0	$0	$3,832,811

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

18	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Net Assets:
Institutional Class	$271,848	$2,689,875	$297,952	$6,812,351	$414,176	$3,221,008	$97,723	$5,436,786
I-2	192,048	137,988	44,227	329,274	37,076	164,365	7,810	6,333,460
I-3	N/A	18,209	10,257	60,787	1,659	N/A	N/A	209,792
Administrative Class	N/A	17,846	N/A	265,702	N/A	N/A	N/A	N/A
Class A	30,046	162,332	2,238	409,547	48,285	N/A	39,786	3,018,289
Class C	3,521	20,687	366	12,529	4,659	N/A	3,678	255,238
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	17,902
Class R	N/A	N/A	N/A	35,696	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	27,675	269,010	31,223	834,951	44,119	358,006	10,690	658,733
I-2	19,685	13,800	4,635	40,357	3,949	18,269	854	767,373
I-3	N/A	1,821	1,075	7,450	177	N/A	N/A	25,419
Administrative Class	N/A	1,785	N/A	32,566	N/A	N/A	N/A	N/A
Class A	3,061	16,235	235	50,196	5,143	N/A	4,352	365,699
Class C	366	2,069	38	1,536	496	N/A	402	30,925
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	2,169
Class R	N/A	N/A	N/A	4,375	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.82	$10.00	$9.54	$8.16	$9.39	$9.00	$9.14	$8.25
I-2	9.76	10.00	9.54	8.16	9.39	9.00	9.14	8.25
I-3	N/A	10.00	9.54	8.16	9.39	N/A	N/A	8.25
Administrative Class	N/A	10.00	N/A	8.16	N/A	N/A	N/A	N/A
Class A	9.82	10.00	9.54	8.16	9.39	N/A	9.14	8.25
Class C	9.62	10.00	9.54	8.16	9.39	N/A	9.14	8.25
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	8.25
Class R	N/A	N/A	N/A	8.16	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	19

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Preferred and Capital Securities Fund

Assets:

Investments, at value
Investments in securities	$785,530
Investments in Affiliates	49,061
Financial Derivative Instruments
Exchange-traded or centrally cleared	132
Over the counter	807
Cash	4,252
Deposits with counterparty	8,234
Foreign currency, at value	1,427
Receivable for investments sold	9,453
Receivable for Fund shares sold	1,336
Interest and/or dividends receivable	9,044
Dividends receivable from Affiliates	191
Reimbursement receivable from PIMCO	74
Total Assets	869,541

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$38,913
Financial Derivative Instruments
Exchange-traded or centrally cleared	485
Over the counter	1,585
Payable for investments purchased	16,147
Payable for investments in Affiliates purchased	197
Deposits from counterparty	310
Payable for Fund shares redeemed	372
Accrued investment advisory fees	334
Accrued supervisory and administrative fees	276
Accrued distribution fees	9
Accrued servicing fees	22
Total Liabilities	58,650

Commitments and Contingent Liabilities^

Net Assets	$810,891

Net Assets Consist of:
Paid in capital	$1,099,064
Distributable earnings (accumulated loss)	(288,173)

Net Assets	$810,891

Cost of investments in securities	$783,592
Cost of investments in Affiliates	$49,028
Cost of foreign currency held	$1,420
Cost or premiums of financial derivative instruments, net	$1,004

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

20	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

PIMCO Preferred and Capital Securities Fund

Net Assets:

Institutional Class	$480,270
I-2	178,713
I-3	41,181
Class A	95,637
Class C	15,090

Shares Issued and Outstanding:

Institutional Class	50,021
I-2	18,677
I-3	4,316
Class A	10,030
Class C	1,593

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.60
I-2	9.57
I-3	9.54
Class A	9.54
Class C	9.48

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	21

Statements of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund

Investment Income:

Interest, net of foreign taxes*	$12,227	$83,121	$8,919	$240,038	$15,056	$85,991	$5,335	$318,241
Dividends, net of foreign taxes**	32	70	0	119	25	469	13	390
Dividends from Investments in Affiliates	869	5,131	0	14,119	146	923	217	42,371
Miscellaneous income	32	198	0	800	36	0	0	1,149
Total Income	13,160	88,520	8,919	255,076	15,263	87,383	5,565	362,151

Expenses:

Investment advisory fees	691	6,595	400	9,869	702	4,810	301	20,055
Supervisory and administrative fees	803	4,620	431	12,278	746	4,093	240	18,495
Distribution and/or servicing fees - Administrative Class	0	21	0	322	0	0	0	0
Distribution and/or servicing fees - Class A	39	201	2	511	58	0	50	3,218
Distribution and/or servicing fees - Class C	18	106	1	63	24	0	19	634
Distribution and/or servicing fees - Class C-2	0	0	0	0	0	0	0	60
Distribution and/or servicing fees - Class R	0	0	0	90	0	0	0	0
Legal expense	0	0	0	0	0	0	35	0
Trustee fees	1	6	1	17	1	7	0	23
Interest expense	260	779	471	1,506	171	2,813	43	967
Miscellaneous expense	3	18	0	3	0	25	21	22
Total Expenses	1,815	12,346	1,306	24,659	1,702	11,748	709	43,474
Waiver and/or Reimbursement by PIMCO	(14)	(5)	(2)	(670)	0	0	0	(44)
Net Expenses	1,801	12,341	1,304	23,989	1,702	11,748	709	43,430

Net Investment Income (Loss)	11,359	76,179	7,615	231,087	13,561	75,635	4,856	318,721

Net Realized Gain (Loss):

Investments in securities	2,442	2,580	1,189	(26,282)	3,203	(74,800)	379	110,191
Investments in Affiliates	(1,216)	50	0	(1,603)	2	10	2	(40)
Exchange-traded or centrally cleared financial derivative instruments	6,792	15,019	2,665	27,737	2,009	10,247	654	130,063
Over the counter financial derivative instruments	(6,328)	(35,776)	(2,796)	(525)	(9,698)	(13,309)	0	(35,696)
Short sales	0	0	0	32	0	0	1	0
Foreign currency	(52)	428	150	(4)	150	(413)	0	3,419

Net Realized Gain (Loss)	1,638	(17,699)	1,208	(645)	(4,334)	(78,265)	1,036	207,937

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	6,588	101,458	5,568	170,311	15,407	129,470	1,136	155,287

Investments in Affiliates	575	77	0	4,410	0	17	2	864

Exchange-traded or centrally cleared financial derivative instruments	(4,564)	(998)	(2,148)	4,740	1,045	21,199	536	(96,736)

Over the counter financial derivative instruments	1,534	6,892	896	136	2,081	3,184	0	(4,302)

Foreign currency assets and liabilities	(44)	79	24	153	(65)	125	0	1,372

Net Change in Unrealized Appreciation (Depreciation)	4,089	107,508	4,340	179,750	18,468	153,995	1,674	56,485

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,086	$165,988	$13,163	$410,192	$27,695	$151,365	$7,566	$583,143

* Foreign tax withholdings	$4	$156	$0	$0	$0	$0	$0	$599

** Foreign tax withholdings - Dividends	$0	$0	$0	$0	$0	$0	$0	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Preferred and Capital Securities Fund

Investment Income:

Interest	$23,677
Dividends	980
Dividends from Investments in Affiliates	964
Total Income	25,621

Expenses:

Investment advisory fees	2,083
Supervisory and administrative fees	1,711
Distribution and/or servicing fees - Class A	119
Distribution and/or servicing fees - Class C	73
Trustee fees	2
Interest expense	682
Miscellaneous expense	32
Total Expenses	4,702
Waiver and/or Reimbursement by PIMCO	(482)
Net Expenses	4,220

Net Investment Income (Loss)	21,401

Net Realized Gain (Loss):

Investments in securities	6,452
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(91)
Over the counter financial derivative instruments	(16,296)
Foreign currency	51

Net Realized Gain (Loss)	(9,887)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	29,671
Investments in Affiliates	15
Exchange-traded or centrally cleared financial derivative instruments	(1,196)
Over the counter financial derivative instruments	4,649
Foreign currency assets and liabilities	10

Net Change in Unrealized Appreciation (Depreciation)	33,149

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,663

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	23

Statements of Changes in Net Assets

	PIMCO Credit Opportunities Bond Fund		PIMCO Diversified Income Fund		PIMCO ESG Income Fund		PIMCO High Yield Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,359	$22,119	$76,179	$154,277	$7,615	$13,039	$231,087	$495,689
Net realized gain (loss)	1,638	5,695	(17,699)	(101,575)	1,208	614	(645)	(69,686)
Net change in unrealized appreciation (depreciation)	4,089	2,218	107,508	154,646	4,340	4,356	179,750	91,064

Net Increase (Decrease) in Net Assets Resulting from Operations	17,086	30,032	165,988	207,348	13,163	18,009	410,192	517,067

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,347)	(12,294)	(72,040)	(144,768)	(7,118)	(12,283)	(213,874)	(441,649)
I-2	(4,388)	(7,647)	(3,754)	(6,905)	(981)	(1,264)	(9,822)	(19,284)
I-3	N/A	N/A	(513)	(1,399)	(253)	(332)	(1,452)	(652)
Administrative Class	N/A	N/A	(452)	(839)	N/A	N/A	(7,775)	(16,305)
Class A	(695)	(1,352)	(4,157)	(8,310)	(51)	(107)	(12,122)	(26,164)
Class C	(71)	(132)	(471)	(1,030)	(6)	(10)	(327)	(683)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	(1,020)	(2,047)

Tax basis return of capital
Institutional Class	0	0	0	0	0	(763)	0	0
I-2	0	0	0	0	0	(80)	0	0
I-3	N/A	N/A	0	0	0	(21)	0	0
Administrative Class	N/A	N/A	0	0	N/A	N/A	0	0
Class A	0	0	0	0	0	(7)	0	0
Class C	0	0	0	0	0	(1)	0	0
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class R	N/A	N/A	N/A	N/A	N/A	N/A	0	0

Total Distributions(a)	(11,501)	(21,425)	(81,387)	(163,251)	(8,409)	(14,868)	(246,392)	(506,784)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	63,873	57,898	(8,805)	(423,384)	56,229	52,565	(364,328)	(390,229)

Total Increase (Decrease) in Net Assets	69,458	66,505	75,796	(379,287)	60,983	55,706	(200,528)	(379,946)

Net Assets:

Beginning of period	428,005	361,500	2,971,141	3,350,428	294,057	238,351	8,126,414	8,506,360
End of period	$497,463	$428,005	$3,046,937	$2,971,141	$355,040	$294,057	$7,925,886	$8,126,414

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

PIMCO High Yield Spectrum Fund		PIMCO Long-Term Credit Bond Fund		PIMCO Low Duration Credit Fund		PIMCO Low Duration Income Fund

Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

$13,561	$21,513	$75,635	$149,425	$4,856	$11,078	$318,721	$540,849
(4,334)	4,852	(78,265)	(83,354)	1,036	2,045	207,937	151,411
18,468	299	153,995	65,058	1,674	(2,516)	56,485	92,456

27,695	26,664	151,365	131,129	7,566	10,607	583,143	784,716

(12,517)	(15,447)	(88,146)	(156,434)	(3,636)	(7,260)	(131,658)	(238,023)
(1,071)	(5,366)	(4,809)	(10,041)	(264)	(503)	(156,118)	(254,346)
(46)	(38)	N/A	N/A	N/A	N/A	(4,763)	(7,051)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,442)	(2,775)	N/A	N/A	(1,382)	(2,843)	(66,808)	(110,982)
(128)	(263)	N/A	N/A	(120)	(275)	(5,639)	(10,660)
N/A	N/A	N/A	N/A	N/A	N/A	(374)	(622)
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

0	0	0	(8,704)	0	0	0	0
0	0	0	(571)	0	0	0	0
0	0	N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
0	0	N/A	N/A	0	0	0	0
0	0	N/A	N/A	0	0	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(15,204)	(23,889)	(92,955)	(175,750)	(5,402)	(10,881)	(365,360)	(621,684)

44,289	100,829	51,024	43	(3,414)	321	3,658,302	1,427,480

56,780	103,604	109,434	(44,578)	(1,250)	47	3,876,085	1,590,512

449,075	345,471	3,275,939	3,320,517	150,247	150,200	11,395,382	9,804,870
$505,855	$449,075	$3,385,373	$3,275,939	$148,997	$150,247	$15,271,467	$11,395,382

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	25

Consolidated Statements of Changes in Net Assets

	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands†)	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$21,401	$47,832
Net realized gain (loss)	(9,887)	6,430
Net change in unrealized appreciation (depreciation)	33,149	14,170

Net Increase (Decrease) in Net Assets Resulting from Operations	44,663	68,432

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(11,949)	(29,474)
I-2	(4,493)	(7,772)
I-3	(997)	(2,142)
Class A	(2,307)	(5,364)
Class C	(306)	(581)

Tax basis return of capital
Institutional Class	0	0
I-2	0	0
I-3	0	0
Class A	0	0
Class C	0	0

Total Distributions(a)	(20,052)	(45,333)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	17,585	(142,451)

Total Increase (Decrease) in Net Assets	42,196	(119,352)

Net Assets:

Beginning of period	768,695	888,047
End of period	$810,891	$768,695

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%

Bausch & Lomb Corp.
8.413% (TSFR1M + 4.250%) due 01/15/2031 ~		$1,097	$1,099

BCP V Modular Services Holdings IV Ltd.
TBD% due 07/10/2031	EUR	1,000	1,116

BDO USA PC
9.223% (TSFR1M + 5.000%) due 08/31/2028 «~		$1,255	1,265

INEOS U.S. Finance LLC
7.413% (TSFR1M + 3.250%) due 02/18/2030 ~		500	455

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		1,900	1,893

Vista Management Holding, Inc.
8.041% (TSFR3M + 3.750%) due 04/01/2031 ~		1,832	1,847

Total Loan Participations and Assignments (Cost $7,719)			7,675

CORPORATE BONDS & NOTES 61.3%

BANKING & FINANCE 21.6%

Allstate Corp.
7.411% (TSFR3M + 3.200%) due 08/15/2053 ~		300	301

Ally Financial, Inc.
4.750% due 06/09/2027		1,500	1,508

American Homes 4 Rent LP
3.375% due 07/15/2051		1,000	672

Antares Holdings LP
3.750% due 07/15/2027		250	243

ARES Capital Corp.
7.000% due 01/15/2027		300	309

ARES Finance Co. II LLC
3.250% due 06/15/2030		1,500	1,417

ARES Strategic Income Fund
5.600% due 02/15/2030		200	202

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028		200	210

Athene Global Funding
5.322% due 11/13/2031		600	614
5.583% due 01/09/2029		400	414

Aviation Capital Group LLC
1.950% due 09/20/2026		100	98
3.500% due 11/01/2027		1,986	1,952

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,142	1,098
4.950% due 10/15/2032		300	296

Bank of America Corp.
4.948% due 07/22/2028 •		2,900	2,942

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(h)		1,900	1,905
7.625% due 02/11/2035 •(h)		1,900	2,004

BGC Group, Inc.
4.375% due 12/15/2025		100	100
6.150% due 04/02/2030		200	205
6.600% due 06/10/2029		100	104

Blue Owl Finance LLC
3.125% due 06/10/2031		2,100	1,913

BNP Paribas SA
7.375% due 06/11/2030 •(g)(h)	EUR	800	1,042

Boston Properties LP
5.750% due 01/15/2035		$2,500	2,557

BPCE SA
7.003% due 10/19/2034 •		2,900	3,236

Brookfield Finance, Inc.
5.330% due 01/15/2036		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canary Wharf Group Investment Holdings PLC
1.750% due 04/07/2026	EUR	1,000	$1,165

CBRE Open-Ended Funds SCA SICAV-SIF
4.750% due 03/27/2034		1,100	1,364

Citadel LP
6.000% due 01/23/2030		$100	104

Citadel Securities Global Holdings LLC
6.200% due 06/18/2035		250	263

Citibank NA
5.570% due 04/30/2034		250	265

Corebridge Global Funding
4.900% due 01/07/2028		100	102

CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	300	385
6.000% due 01/27/2032	EUR	1,600	1,924

Crown Castle, Inc.
5.600% due 06/01/2029		$2,700	2,807

Diversified Healthcare Trust
7.250% due 10/15/2030		300	305

EPR Properties
4.500% due 06/01/2027		150	150
4.950% due 04/15/2028		200	202

Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/2034		3,100	3,220

Extra Space Storage LP
4.950% due 01/15/2033		100	101

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		50	53

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		800	799
4.389% due 01/08/2026		1,800	1,799
5.800% due 03/05/2027		250	253
5.850% due 05/17/2027		1,000	1,013

Freedom Mortgage Holdings LLC
7.875% due 04/01/2033		1,100	1,134

GA Global Funding Trust
5.400% due 01/13/2030		150	156

GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037		200	199
6.750% due 12/01/2033		2,300	2,494

Goldman Sachs Group, Inc.
5.734% due 01/28/2056 •		600	622

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		900	916

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		279	276
8.000% due 06/15/2027		270	281

Highwoods Realty LP
4.200% due 04/15/2029		900	883

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	508
6.625% due 06/20/2033		1,700	1,872
7.200% due 11/28/2033		1,300	1,482

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		600	509
4.875% due 02/01/2035		600	593
4.950% due 01/15/2033		100	101
5.500% due 08/15/2033		2,300	2,392

Itau Unibanco Holding SA
6.000% due 02/27/2030		3,700	3,845

JPMorgan Chase & Co.
3.540% due 05/01/2028 •		6,000	5,950

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(c)		2	0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		15	0

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		25	1

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		30	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		$45	$1

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		41	1

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (b)		10	0

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	316	370

Kilroy Realty LP
3.050% due 02/15/2030		$1,000	924

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		500	510

Lazard Group LLC
6.000% due 03/15/2031		100	106

Lloyds Banking Group PLC
6.068% due 06/13/2036 •		5,900	6,196

Logicor Financing SARL
1.625% due 07/15/2027	EUR	911	1,049

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		$50	51

New Immo Holding SA
5.875% due 04/17/2028	EUR	2,100	2,549

Newmark Group, Inc.
7.500% due 01/12/2029		$1,300	1,396

Pacific Life Global Funding II
4.898% (SOFRRATE + 0.600%) due 01/27/2028 ~		800	803

RGA Global Funding
5.500% due 01/11/2031		100	104

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026 (l)		1,800	1,765

Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		100	102

Segro Capital SARL
0.500% due 09/22/2031	EUR	650	647

Sixth Street Lending Partners
6.125% due 07/15/2030		$2,700	2,793

SLM Corp.
3.125% due 11/02/2026		2,400	2,353

Sumitomo Mitsui Financial Group, Inc.
5.632% due 01/15/2035		800	849

UBS Group AG
4.151% due 12/23/2029 •		500	499
4.375% due 02/10/2031 •(g)(h)		2,000	1,822
4.988% due 08/05/2033 •		1,400	1,416
6.537% due 08/12/2033 •		600	662
9.016% due 11/15/2033 •		1,900	2,381
9.250% due 11/13/2028 •(g)(h)		2,000	2,211

UniCredit SpA
7.500% due 06/03/2026 •(g)(h)	EUR	800	969

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		$1,600	1,563

Wells Fargo & Co.
3.526% due 03/24/2028 •		200	198
5.198% due 01/23/2030 •		1,000	1,030

Welltower OP LLC
4.500% due 12/01/2034	GBP	1,100	1,372

Weyerhaeuser Co.
4.000% due 04/15/2030		$2,000	1,973
4.000% due 03/09/2052		3,025	2,353
4.750% due 05/15/2026		200	201

			107,150

INDUSTRIALS 34.7%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		400	403

Altice France SA
5.125% due 07/15/2029		1,060	911

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	27

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines Pass-Through Trust
3.200% due 12/15/2029		$182	$177
3.375% due 11/01/2028		150	147
3.575% due 07/15/2029		57	56
3.700% due 04/01/2028		92	92

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		1,800	1,765

Amgen, Inc.
5.250% due 03/02/2033		2,700	2,798

Ashtead Capital, Inc.
5.950% due 10/15/2033		200	212

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	600	677
6.500% due 07/10/2031		100	110

Beacon Mobility Corp.
7.250% due 08/01/2030		$1,500	1,561

Beignet
6.850% due 06/01/2049 «(a)		5,000	5,000

Block, Inc.
3.500% due 06/01/2031		2,600	2,422
5.625% due 08/15/2030		650	659

BMW U.S. Capital LLC
4.500% due 08/11/2030		100	100

Boeing Co.
3.950% due 08/01/2059		2,350	1,690
5.705% due 05/01/2040		300	306
5.805% due 05/01/2050		500	500
5.930% due 05/01/2060		500	500
6.528% due 05/01/2034		3,200	3,540

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		3,400	3,337

Boston Scientific Corp.
2.650% due 06/01/2030		3,641	3,407

Broadcom, Inc.
5.150% due 11/15/2031		100	104

Burberry Group PLC
5.750% due 06/20/2030	GBP	1,800	2,433

BWX Technologies, Inc.
4.125% due 04/15/2029		$1,600	1,550

CAB SELAS
3.375% due 02/01/2028 (l)	EUR	1,323	1,461

Cameron LNG LLC
2.902% due 07/15/2031		$1,500	1,371

Canadian Pacific Railway Co.
2.450% due 12/02/2031		2,100	1,871

Carnival Corp.
4.000% due 08/01/2028		5,600	5,524
5.125% due 05/01/2029 (a)		800	800
5.750% due 08/01/2032		2,200	2,242

Centene Corp.
2.450% due 07/15/2028		2,100	1,953

Cerved Group SpA
6.000% due 02/15/2029	EUR	400	425

CGI, Inc.
1.450% due 09/14/2026		$100	98

Chanel Ceres PLC
1.000% due 07/31/2031	EUR	3,100	3,194

Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% due 12/01/2035		$150	151

Cheniere Energy Partners LP
3.250% due 01/31/2032		2,300	2,096
5.750% due 08/15/2034		1,500	1,560

Cheniere Energy, Inc.
5.650% due 04/15/2034		1,800	1,856

Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031	EUR	1,200	1,447
7.500% due 05/15/2030		1,700	2,070

Choice Hotels International, Inc.
3.700% due 01/15/2031		$550	515

Cigna Group
5.250% due 01/15/2036		200	203

Constellation Brands, Inc.
2.250% due 08/01/2031		1,800	1,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coterra Energy, Inc.
5.400% due 02/15/2035		$400	$404

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		3,727	3,556

CVS Health Corp.
5.000% due 09/15/2032		2,100	2,126

Diamondback Energy, Inc.
5.400% due 04/18/2034		2,000	2,042

DT Midstream, Inc.
5.800% due 12/15/2034		125	129

Energy Transfer LP
5.000% due 05/15/2044		1,100	978

Enterprise Products Operating LLC
4.950% due 02/15/2035		1,000	1,009

Essent Group Ltd.
6.250% due 07/01/2029		100	105

Expand Energy Corp.
5.700% due 01/15/2035		100	103

FirstEnergy Pennsylvania Electric Co.
5.150% due 03/30/2026		100	100

Fiserv, Inc.
3.500% due 07/01/2029		2,200	2,139

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,500	1,764

Gartner, Inc.
3.625% due 06/15/2029		$1,223	1,172
3.750% due 10/01/2030		3,400	3,212

goeasy Ltd.
9.250% due 12/01/2028		3,300	3,446

Grifols SA
7.500% due 05/01/2030 (j)	EUR	500	620

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	100	143

Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033		$1,100	1,115

Hyundai Capital America
5.500% due 03/30/2026		300	302

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		1,000	1,047

Ingevity Corp.
3.875% due 11/01/2028		1,150	1,106

International Distribution Services PLC
7.375% due 09/14/2030	GBP	900	1,298

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$1,125	1,142

JetBlue Pass-Through Trust
4.000% due 05/15/2034		71	66

Las Vegas Sands Corp.
3.900% due 08/08/2029		3,200	3,097
6.000% due 06/14/2030		4,300	4,480

Leidos, Inc.
2.300% due 02/15/2031		3,800	3,392

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,400	2,348
6.500% due 05/15/2027		800	808

Mahle GmbH
2.375% due 05/14/2028	EUR	400	448

Mars, Inc.
4.800% due 03/01/2030		$600	611

Marvell Technology, Inc.
5.750% due 02/15/2029		70	73

Mattel, Inc.
3.375% due 04/01/2026		2,500	2,482

MSCI, Inc.
3.625% due 11/01/2031		3,800	3,571

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		500	355

Nidda Healthcare Holding GmbH
5.375% due 10/23/2030	EUR	1,500	1,795

Occidental Petroleum Corp.
5.000% due 08/01/2027		$100	101
5.200% due 08/01/2029		100	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
5.200% due 09/26/2035		$100	$101
5.950% due 09/26/2055		200	199
6.100% due 09/26/2065		100	100

Permian Resources Operating LLC
6.250% due 02/01/2033		1,700	1,733

PRA Health Sciences, Inc.
2.875% due 07/15/2026		1,000	986

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,699
5.375% due 01/15/2036 (a)		765	770
5.500% due 04/01/2028		1,400	1,428

Schlumberger Holdings Corp.
5.000% due 06/01/2034		1,800	1,819

Sealed Air Corp.
1.573% due 10/15/2026		1,300	1,260

Silgan Holdings, Inc.
1.400% due 04/01/2026		900	886

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		196	186

Stryker Corp.
1.000% due 12/03/2031	EUR	1,600	1,662

Synopsys, Inc.
5.000% due 04/01/2032		$3,300	3,373

Teva Pharmaceutical Finance Netherlands III BV
3.150% due 10/01/2026		707	695
8.125% due 09/15/2031		800	916

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030		700	722

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	84	127

Thames Water Utilities Finance PLC
1.250% due 01/31/2034	EUR	1,000	812

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (e)	GBP	6	7

TopBuild Corp.
4.125% due 02/15/2032		$1,100	1,032

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	900	987

UCB SA
4.250% due 03/20/2030		500	607
5.200% due 11/21/2029		900	1,132

United Airlines Pass-Through Trust
5.800% due 07/15/2037		$560	581
5.875% due 04/15/2029		37	38

United Airlines, Inc.
4.375% due 04/15/2026		1,200	1,199

United Rentals North America, Inc.
3.875% due 11/15/2027		2,600	2,557

UnitedHealth Group, Inc.
5.150% due 07/15/2034		2,300	2,361

Vail Resorts, Inc.
5.625% due 07/15/2030		600	604

Var Energi ASA
8.000% due 11/15/2032		700	813

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,000	1,918
3.875% due 11/01/2033		1,125	1,014
4.125% due 08/15/2031		1,300	1,228

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		200	211

Viking Cruises Ltd.
5.875% due 10/15/2033 (a)		1,100	1,102

Viper Energy Partners LLC
4.900% due 08/01/2030		100	101
5.700% due 08/01/2035		100	102

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	1,200	1,505

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,600	4,349
7.750% due 04/15/2032		$900	947

VOC Escrow Ltd.
5.000% due 02/15/2028		2,300	2,295

28	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		$400	$405

Weatherford International Ltd.
6.750% due 10/15/2033 (a)		1,300	1,302

Williams Cos., Inc.
5.150% due 03/15/2034		2,400	2,438

WMG Acquisition Corp.
3.750% due 12/01/2029		1,500	1,432

Woodside Finance Ltd.
6.000% due 05/19/2035		200	209

Yorkshire Water Finance PLC
6.375% due 11/18/2034	GBP	2,300	3,159

			172,777

UTILITIES 5.0%

Anglian Water Osprey Financing PLC
4.000% due 03/08/2026		1,300	1,742

Anglian Water Services Financing PLC
2.750% due 10/26/2029		1,000	1,236

CMS Energy Corp.
2.950% due 02/15/2027		$100	98

Constellation Energy Generation LLC
6.125% due 01/15/2034		1,800	1,960

Edison International
6.250% due 03/15/2030		300	312
6.950% due 11/15/2029		100	106

EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	933
1.816% due 03/02/2031		100	106
2.045% due 10/09/2028		100	114

FirstEnergy Corp.
2.250% due 09/01/2030		$1,700	1,529

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	1,103

Lorca Telecom Bondco SA
5.750% due 04/30/2029	EUR	1,900	2,330

ONEOK, Inc.
5.550% due 11/01/2026		$1,500	1,519

Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	357
3.300% due 12/01/2027		200	196
3.950% due 12/01/2047		1,200	898
4.550% due 07/01/2030		400	397

Petrobras Global Finance BV
5.125% due 09/10/2030		1,100	1,089

San Diego Gas & Electric Co.
5.400% due 04/15/2035		1,400	1,447

Southern California Edison Co.
1.200% due 02/01/2026		1,100	1,087

SW Finance I PLC
2.375% due 05/28/2028	GBP	1,900	2,342

TDC Net AS
5.186% due 08/02/2029	EUR	2,100	2,596

Vistra Operations Co. LLC
6.950% due 10/15/2033		$1,307	1,459

			24,956

Total Corporate Bonds & Notes (Cost $297,329)			304,883

CONVERTIBLE BONDS & NOTES 0.5%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (e)		7	0
0.000% due 12/31/2026 (e)		10	0
0.000% due 12/31/2027 (e)		12	0
0.000% due 12/31/2028 (e)		20	1
0.000% due 12/31/2029 (e)		20	0
0.000% due 12/31/2030 (e)		25	1
0.000% due 12/31/2031 (e)		25	1
0.000% due 12/31/2032 (e)		46	1

			4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.5%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	2,200	$2,476

Total Convertible Bonds & Notes (Cost $2,339)			2,480

U.S. GOVERNMENT AGENCIES 6.3%

Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052		$174	154
4.000% due 11/01/2053		952	898
4.500% due 07/01/2052 - 12/01/2052		6,812	6,641
5.000% due 02/01/2053 - 08/01/2053		1,840	1,835

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
6.154% due 11/25/2055 «~		350	232

Federal National Mortgage Association
4.500% due 07/01/2052 - 01/01/2053		6,107	5,956
5.000% due 08/01/2052 - 02/01/2053		681	680

Government National Mortgage Association, TBA
6.000% due 11/01/2055		700	712

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2055		14,600	14,471

Total U.S. Government Agencies (Cost $30,747)			31,579

U.S. TREASURY OBLIGATIONS 3.3%

U.S. Treasury Notes
4.125% due 10/31/2029 (n)(p)		9,900	10,059
4.250% due 08/15/2035		6,100	6,150

Total U.S. Treasury Obligations (Cost $15,998)			16,209

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

American Home Mortgage Investment Trust
6.195% due 11/25/2045 •		30	11

Banc of America Funding Trust
4.498% due 09/20/2047 ~		261	227
7.000% due 10/25/2037		102	74

Banc of America Mortgage Trust
3.907% due 10/25/2035 ~		316	254

BCAP LLC Trust
4.877% due 05/25/2047 •		90	83
6.000% due 07/26/2037 ~		69	64

Bear Stearns ALT-A Trust
3.970% due 04/25/2037 ~		252	174

BX Commercial Mortgage Trust
5.163% due 02/15/2039 •		181	181

Chase Mortgage Finance Trust
5.277% due 09/25/2036 ~		44	39

CHL Mortgage Pass-Through Trust
3.955% due 09/25/2037 ~		56	50
5.750% due 07/25/2037		83	39
6.000% due 10/25/2034		3	3

CIM Trust
5.000% due 05/25/2062 ~		578	578

Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		16	17

Countrywide Alternative Loan Trust
4.440% due 09/20/2046 •		43	44
4.572% due 06/25/2035 •		226	143
4.652% due 07/25/2046 •		33	36
4.652% due 09/25/2046 •		193	188
4.672% due 04/25/2035 •		211	163
4.892% due 11/25/2035 •		83	79
5.572% due 10/25/2035 •		119	81
5.750% due 07/25/2035		86	52
6.000% due 08/25/2036 •		201	113
6.000% due 05/25/2037		594	243

CSMC Mortgage-Backed Trust
6.000% due 07/25/2036		581	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSMC Trust
2.000% due 01/25/2060	$590	$523

CSMC Trust Capital Certificates
4.428% due 12/29/2037 ~	3,566	1,790

DBGS Mortgage Trust
5.660% due 10/15/2036 •	1,000	993

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.422% due 02/25/2047 •	1,564	883
4.472% due 08/25/2037 •	12	10

First Horizon Alternative Mortgage Securities Trust
4.601% due 08/25/2035 ~	49	40
6.000% due 05/25/2036	6	2

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037	254	100

IndyMac INDX Mortgage Loan Trust
3.953% due 11/25/2035 ~	216	205
4.376% due 05/25/2037 ~	76	65
4.772% due 02/25/2037 •	195	131

LUX
6.841% due 08/15/2040 •	500	507

MASTR Adjustable Rate Mortgages Trust
7.025% due 11/25/2034 ~	56	55

Merrill Lynch Alternative Note Asset Trust
4.492% due 03/25/2037 •	1,728	407

Morgan Stanley Mortgage Loan Trust
3.272% due 11/25/2037 ~	235	164

PMT Loan Trust
5.706% due 08/25/2056 •	248	248

RALI Trust
4.058% due 12/26/2034 ~	214	71
4.622% due 08/25/2035 •	285	230
5.370% due 07/25/2035 ~	13	12

RFMSI Trust
6.000% due 10/25/2036	11	9

VASA Trust
5.165% due 07/15/2039 •	500	490

WaMu Mortgage Pass-Through Certificates Trust
4.357% due 12/25/2036 ~	85	78
4.951% due 07/25/2047 •	50	43

Total Non-Agency Mortgage-Backed Securities (Cost $12,663)		10,255

ASSET-BACKED SECURITIES 2.6%

CMBS OTHER 0.1%

AREIT Trust
6.255% due 08/17/2041 •	441	441

HOME EQUITY OTHER 2.2%

ABFC Trust
5.272% due 06/25/2037 •	252	213
5.322% due 03/25/2034 •	357	350

ACE Securities Corp. Home Equity Loan Trust
5.097% due 12/25/2045 •	446	341

Bear Stearns Asset-Backed Securities I Trust
6.072% due 07/25/2034 •	88	96

Citigroup Mortgage Loan Trust, Inc.
4.592% due 12/25/2036 •	830	468

GSAMP Trust
4.392% due 12/25/2036 •	378	187
4.732% due 12/25/2046 •	323	160

HSI Asset Securitization Corp. Trust
5.052% due 11/25/2035 •	516	483

MASTR Asset-Backed Securities Trust
4.492% due 08/25/2036 •	456	161
4.572% due 08/25/2036 •	1,032	365

Morgan Stanley ABS Capital I, Inc. Trust
4.402% due 01/25/2037 •	3,094	1,169
4.412% due 10/25/2036 •	592	261
4.422% due 10/25/2036 •	1,501	784
4.422% due 12/25/2036 •	82	41
4.572% due 06/25/2036 •	131	115
4.732% due 09/25/2036 •	661	285

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	29

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 þ		$981	$322

New Century Home Equity Loan Trust
7.272% due 01/25/2033 •		42	37

People’s Financial Realty Mortgage Securities Trust
4.412% due 09/25/2036 •		3,366	812

Renaissance Home Equity Loan Trust
5.879% due 06/25/2037 þ		2,099	532

Residential Asset Mortgage Products Trust
4.732% due 12/25/2035 •		897	755

Residential Asset Securities Corporation Trust
5.152% due 08/25/2034 •		117	118

SG Mortgage Securities Trust
4.632% due 02/25/2036 •		948	466

Structured Asset Investment Loan Trust
5.397% due 01/25/2035 •		1,024	897
5.652% due 04/25/2033 •		35	36
5.847% due 01/25/2035 •		1,102	926
5.997% due 01/25/2035 •		988	447

			10,827

WHOLE LOAN COLLATERAL 0.3%

Bear Stearns Asset-Backed Securities I Trust
4.622% due 12/25/2035 •		229	108

Lehman XS Trust
4.582% due 03/25/2037 •		506	474

Securitized Asset-Backed Receivables LLC Trust
4.772% due 03/25/2036 •		1,135	713
4.772% due 05/25/2036 •		678	367

			1,662

Total Asset-Backed Securities (Cost $15,617)			12,930

SOVEREIGN ISSUES 2.5%

Australia Government Bonds
1.000% due 11/21/2031	AUD	900	503

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (f)	BRL	2,274	367

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	78,000	404

Japan Government Thirty Year Bonds
2.400% due 03/20/2055		10,000	59

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		190,000	1,178
2.400% due 03/20/2045		103,600	682

Peru Government Bonds
7.300% due 08/12/2033	PEN	3,500	1,124

Peru Government International Bonds
5.400% due 08/12/2034		5,900	1,646
6.150% due 08/12/2032		1,109	339
6.950% due 08/12/2031		1,673	534

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	12,000	640

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.875% due 02/28/2035	ZAR	58,820	$3,346

Republic of South Africa Government International Bonds
7.100% due 11/19/2036		$400	418

Romania Government International Bonds
5.250% due 03/10/2030	EUR	400	484

U.K. Gilts
4.375% due 07/31/2054	GBP	603	679

Total Sovereign Issues (Cost $11,759)			12,403

		SHARES
COMMON STOCKS 0.0%

COMMUNICATION SERVICES 0.0%

SES SA «(d)		937	11

FINANCIALS 0.0%

Intelsat SA «(d)(j)		937	0

Total Common Stocks (Cost $52)			11

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(j)		1	0

INFORMATION TECHNOLOGY 0.0%

Cineworld Group PLC - Exp. 11/23/2025 «(j)		5,979	0

Total Warrants (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

JPMorgan Chase & Co.
6.500% due 04/01/2030 •(g)		700,000	725

Total Preferred Securities (Cost $700)			725

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.9%

COMMERCIAL PAPER 3.1%

AES Corp.
4.500% due 10/07/2025		$1,300	1,299

Air Lease Corp.
4.560% due 10/07/2025		1,200	1,199
4.570% due 10/14/2025		1,300	1,298

AutoNation, Inc.
4.550% due 10/08/2025 (a)		1,200	1,199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Natural Resources Ltd.
4.340% due 10/24/2025	$300	$299

Crown Castle, Inc.
4.610% due 10/23/2025	2,100	2,094

HA Sustainable Infrastructure Capital, Inc.
4.620% due 10/01/2025	600	600

Harley-Davidson Financial Services, Inc.
4.580% due 11/12/2025	350	348

HCA, Inc.
4.580% due 10/15/2025	1,700	1,697
4.600% due 10/24/2025	1,800	1,794

International Flavors & Fragrances, Inc.
4.440% due 10/06/2025	450	450

Oracle Corp.
4.220% due 01/16/2026	800	790
4.330% due 11/19/2025	1,300	1,292

Targa Resources Corp.
4.380% due 10/17/2025	1,200	1,197

		15,556

	SHARES
MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (i)	2,255,036	2,255

REPURCHASE AGREEMENTS (k) 15.3%
		75,877

Total Short-Term Instruments (Cost $93,690)		93,688

Total Investments in Securities (Cost $488,613)		492,838

INVESTMENTS IN AFFILIATES 6.0%

SHORT-TERM INSTRUMENTS 6.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%

PIMCO Short-Term Floating NAV Portfolio III	3,064,209	29,842

Total Short-Term Instruments (Cost $29,829)		29,842

Total Investments in Affiliates (Cost $29,829)		29,842

Total Investments 105.1% (Cost $518,442)		$522,680

Financial Derivative Instruments (m)(o) (0.0)% (Cost or Premiums, net $7,234)		(11)

Other Assets and Liabilities, net (5.1)%		(25,206)

Net Assets 100.0%		$497,463

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

30	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Cineworld Group PLC - Exp. 11/23/2025	12/21/2020	$0	$0	0.00%
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Grifols SA 7.500% due 05/01/2030	08/20/2025	615	620	0.12
Intelsat SA	11/12/2019 - 08/29/2025	52	0	0.00

		$667	$620	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.890%	09/19/2025	10/31/2025	$2,200	Meritage Homes Corp. 3.875% due 04/15/2029	$(2,182)	$2,200	$2,203
	4.290	09/30/2025	10/01/2025	69,900	U.S. Treasury Notes 2.000% - 4.125% due 11/15/2026 - 03/31/2029	(71,371)	69,900	69,908
BRC	3.880	09/19/2025	10/31/2025	2,053	Meritage Homes Corp. 5.650% due 03/15/2035	(2,038)	2,053	2,056
RDR	3.900	09/19/2025	10/31/2025	1,724	General Motors Co. 6.800% due 10/01/2027	(1,724)	1,724	1,726

Total Repurchase Agreements						$(77,315)	$75,877	$75,893

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	1.650%	09/17/2025	TBD	(3)	EUR	(476)	$(559)
JML	1.750	06/11/2025	TBD	(3)		(585)	(690)
JPS	4.050	09/19/2025	10/31/2025			$(1,343)	(1,345)

Total Reverse Repurchase Agreements							$(2,594)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (1.2)%
Industrials (1.2)%
General Motors Co.	6.800%	10/01/2027	$1,600	$(1,677)	$(1,724)
Meritage Homes Corp.	3.875	04/15/2029	2,200	(2,089)	(2,182)
Meritage Homes Corp.	5.650	03/15/2035	2,000	(1,998)	(2,037)

Total Short Sales (1.2)%				$(5,764)	$(5,943)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	31

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$72,111	$0	$0	$0	$72,111	$(73,553)	$(1,442)
BRC	2,056	(559)	0	0	1,497	(1,485)	12
JML	0	(690)	0	0	(690)	662	(28)
JPS	0	(1,345)	0	0	(1,345)	1,765	420
RDR	1,726	0	0	0	1,726	(1,724)	2

Master Securities Forward Transaction Agreement
BNY	0	0	0	(1,724)	(1,724)	0	(1,724)
GSC	0	0	0	(2,182)	(2,182)	0	(2,182)
PER	0	0	0	(2,037)	(2,037)	0	(2,037)

Total Borrowings and Other Financing Transactions	$75,893	$(2,594)	$0	$(5,943)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(1,345)	$(1,249)	$(2,594)

Total Borrowings	$0	$0	$(1,345)	$(1,249)	$(2,594)

Payable for reverse repurchase agreements					$(2,594)

(l)	Securities with an aggregate market value of $2,979 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(5,882) at a weighted average interest rate of 3.315%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $(99) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	110	$275	$86	$15
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	114	285	56	7

Total Purchased Options					$142	$22

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.500	10/24/2025	36	$36	$(7)	$(7)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	27	27	(6)	(6)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	8	8	(3)	(2)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	5	5	(1)	(1)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	3	3	(1)	0

					$(18)	$(16)

32	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	15	$15	$(3)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	24	24	(6)	(3)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	110	275	(30)	(3)

					$(39)	$(8)

Total Written Options					$(57)	$(24)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	128	$31,010	$209	$8	$0
3-Month SOFR Active Contract December Futures	03/2028	757	183,232	614	57	0
3-Month SOFR Active Contract June Futures	09/2027	194	46,997	382	14	0
3-Month SOFR Active Contract March Futures	06/2027	154	37,312	278	10	0
3-Month SOFR Active Contract September Futures	12/2027	1,035	250,638	948	78	0
Euro-Bund December Futures	12/2025	3	453	3	1	0
U.S. Treasury 5-Year Note December Futures	12/2025	704	76,874	82	27	0
U.S. Treasury 10-Year Note December Futures	12/2025	533	59,963	(219)	0	(9)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	48	5,524	53	0	(3)

				$2,350	$195	$(12)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	6	$(720)	$(18)	$4	$0

Total Futures Contracts				$2,332	$199	$(12)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Air France-KLM	(5.000)%	Quarterly	12/20/2029	1.540%	EUR 1,700	$(210)	$(65)	$(275)	$0	$0
Beazer Homes USA, Inc.	(5.000)	Quarterly	12/20/2029	3.028	$ 3,900	(364)	74	(290)	0	(1)
Ford Motor Co.	(5.000)	Quarterly	12/20/2029	1.387	7,300	(1,023)	5	(1,018)	1	0
General Motors Co.	(5.000)	Quarterly	12/20/2029	0.927	4,100	(698)	44	(654)	0	0
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.049	2,300	(327)	(65)	(392)	1	0
Jaguar Land Rover Automotive	(5.000)	Quarterly	12/20/2029	2.020	EUR 2,600	(323)	(35)	(358)	8	0
KB Home	(5.000)	Quarterly	12/20/2029	1.354	$ 3,600	(538)	29	(509)	0	0
Laxness AG	(1.000)	Quarterly	12/20/2029	1.079	EUR 2,000	48	(41)	7	3	0
Lennar Corp.	(5.000)	Quarterly	12/20/2029	0.715	$ 2,000	(375)	38	(337)	0	0
Macy’s Retail Holdings LLC	(1.000)	Quarterly	06/20/2030	1.849	2,300	279	(198)	81	4	0
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2029	0.623	2,000	(375)	30	(345)	0	0
Stellantis NV	(5.000)	Quarterly	12/20/2029	1.404	EUR 950	(155)	(6)	(161)	0	0
Target Corp.	(1.000)	Quarterly	06/20/2030	0.396	$ 4,300	(88)	(26)	(114)	1	0
Toll Brothers Finance Corp.	(1.000)	Quarterly	12/20/2029	0.650	2,000	(18)	(10)	(28)	0	0
Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	1.906	6,000	31	173	204	3	0
Whirlpool Corp.	(1.000)	Quarterly	06/20/2030	2.152	2,200	116	(11)	105	2	0

						$(4,020)	$(64)	$(4,084)	$23	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.338%	$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402	400	(2)	8	6	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	33

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.271%		$ 800	$5	$(1)	$4	$0	$0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		700	2	(1)	1	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		300	7	(1)	6	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.090	EUR	600	4	(2)	2	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.262		$ 100	17	(4)	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		200	(1)	5	4	0	0

							$31	$6	$37	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$7,600	$493	$123	$616	$0	$(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	5,500	418	14	432	6	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	148,900	3,086	338	3,424	10	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	72,700	1,636	35	1,671	12	0

					$5,633	$510	$6,143	$28	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	8,700	$(42)	$(8)	$(50)	$12	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		400	(12)	5	(7)	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		360	17	(6)	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	$	54,500	816	(1,481)	(665)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,300	76	(29)	47	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,162	(6)	(94)	(100)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		400	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		50,500	3,352	(1,505)	1,847	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(9)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(11)	(13)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		250	(1)	(4)	(5)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		4,064	(47)	21	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		300	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		13,700	1,305	(327)	978	13	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(116)	(116)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		37,400	0	(33)	(33)	0	(7)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		18,200	0	6	6	2	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		24,300	0	10	10	3	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	54	171	13	0
Pay(7)	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		5,600	(62)	(22)	(84)	20	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053	EUR	10	1	5	6	0	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		4,640	(57)	(28)	(85)	0	(36)

							$5,449	$(3,598)	$1,851	$64	$(89)

Total Swap Agreements							$7,093	$(3,146)	$3,947	$115	$(91)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$22	$199	$115	$336	$(24)	$(12)	$ (93)	$ (129)

34	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(n)

Securities with an aggregate market value of $3,694 and cash of $12,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	31,368		$36,586	$0	$(242)
	10/2025		$1,047	CAD	1,456	0	0
	11/2025	CAD	1,454		$1,047	0	0

BOA	10/2025	EUR	690		806	0	(4)
	10/2025		$6	JPY	911	0	0

BPS	10/2025	CNH	1,283		$180	0	0
	10/2025	EUR	876		1,034	6	0
	11/2025		$46	CNH	327	0	0

BRC	10/2025	CHF	11		$14	0	0
	10/2025		$12	CHF	9	0	0
	11/2025	CHF	9		$12	0	0
	11/2025		$624	TRY	27,233	10	0
	11/2025	ZAR	6,393		$363	0	(6)

BSH	11/2025	PEN	307		83	0	(5)
	12/2025		2,337		656	0	(15)
	01/2026		904		252	0	(7)
	02/2026		1,425		407	0	(1)

CBK	10/2025	BRL	13,938		2,621	2	0
	10/2025	CNH	25		3	0	0
	10/2025	GBP	1,844		2,498	18	0
	10/2025		$2,522	BRL	13,938	97	0
	10/2025		2,320	GBP	1,700	0	(34)
	10/2025	ZAR	1,586		$92	0	0
	02/2026	PEN	2,300		626	0	(34)
	03/2026		2,971		839	0	(13)

DUB	10/2025	CNH	2,750		387	1	0
	11/2025	ZAR	15,437		882	0	(9)

FAR	10/2025	AUD	1,446		938	0	(19)
	10/2025	CNH	1,199		169	1	0
	10/2025		$944	AUD	1,446	13	0
	10/2025		2,461	JPY	361,795	0	(14)
	11/2025	AUD	1,446		$944	0	(13)
	11/2025	PEN	1,101		300	0	(17)
	12/2025	MXN	2,118		112	0	(3)

GLM	10/2025	BRL	1,916		352	0	(8)
	10/2025	CNH	94		13	0	0
	10/2025		$360	BRL	1,916	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	35

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	10/2025	CAD	1,454		$1,052	$7	$0
	10/2025	GBP	109		146	0	0
	10/2025		$904	EUR	773	3	0
	10/2025		1,121	TRY	48,267	20	0
	11/2025	ZAR	13,670		$780	0	(9)

MBC	10/2025	CNH	1,399		197	1	0
	10/2025	EUR	2,045		2,422	21	0
	10/2025		$139	CNH	994	0	0
	11/2025	CNH	992		$139	0	0
	11/2025	EUR	2,450		2,884	2	0

MYI	10/2025	CNH	1,413		198	0	0
	10/2025	JPY	6,578		44	0	0
	10/2025		$27	JPY	4,027	0	0
	11/2025		44		6,555	0	0
	12/2025		109	MXN	2,052	2	0

SCX	10/2025	CNH	1,027		$145	0	0
	10/2025	JPY	554,300		3,767	19	0
	10/2025		$16,339	GBP	12,215	89	0
	10/2025		140	JPY	20,618	0	(1)
	11/2025	GBP	12,215		$16,342	0	(89)

SOG	10/2025	BRL	12,055		2,259	0	(6)
	10/2025	JPY	14,324		96	0	(1)
	10/2025		$2,267	BRL	12,055	0	(2)
	10/2025		40,226	EUR	34,206	0	(67)
	10/2025		1,284	JPY	188,797	0	(7)
	11/2025	EUR	34,206		$40,306	67	0
	11/2025		$96	JPY	14,275	1	0
	12/2025		2,259	BRL	12,227	6	0

SSB	10/2025	GBP	11,962		$16,124	36	0
	11/2025	PEN	1,291		350	0	(22)

UAG	10/2025		$92	ZAR	1,586	0	0
	10/2025	ZAR	1,586		$92	0	0
	11/2025		6,954		394	0	(7)

Total Forward Foreign Currency Contracts						$422	$(655)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	17,300	$81	$21

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	20,200	56	9

Total Purchased Options							$137	$30

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	700	$(2)	$0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	700	(2)	(4)

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	17,300	(26)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	900	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	900	(2)	(4)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	500	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	500	(1)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	700	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	700	(2)	(1)

36	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550%	10/06/2025	400	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	400	(1)	0

UAG	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.507	10/06/2025	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.807	10/06/2025	1,000	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	900	(3)	(3)

Total Written Options							$(65)	$(22)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$353	$0	$5	$5	$0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872%	1,900	(16)	18	2	0

Total Swap Agreements							$(16)	$23	$7	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(242)	$0	$0	$(242)	$(242)	$353	$111
BOA	0	0	0	0	(4)	(4)	0	(8)	(8)	0	(8)
BPS	6	21	0	27	0	(7)	0	(7)	20	0	20
BRC	10	0	0	10	(6)	(2)	0	(8)	2	0	2
BSH	0	0	0	0	(28)	0	0	(28)	(28)	(10)	(38)
CBK	117	0	0	117	(81)	0	0	(81)	36	0	36
DUB	1	0	5	6	(9)	0	0	(9)	(3)	0	(3)
FAR	14	9	0	23	(66)	0	0	(66)	(43)	0	(43)
GLM	0	0	0	0	(8)	(5)	0	(13)	(13)	0	(13)
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	30	0	0	30	(9)	0	0	(9)	21	0	21
MBC	24	0	0	24	0	0	0	0	24	0	24
MYI	2	0	0	2	0	0	0	0	2	0	2
SCX	108	0	0	108	(90)	0	0	(90)	18	0	18
SOG	74	0	0	74	(83)	0	0	(83)	(9)	0	(9)
SSB	36	0	0	36	(22)	0	0	(22)	14	0	14
UAG	0	0	0	0	(7)	(4)	0	(11)	(11)	0	(11)

Total Over the Counter	$422	$30	$7	$459	$(655)	$(22)	$0	$(677)

(p)

Securities with an aggregate market value of $353 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	37

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$22	$22
Futures	0	0	0	0	199	199
Swap Agreements	0	51	0	0	64	115

	$0	$51	$0	$0	$285	$336

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$422	$0	$422
Purchased Options	0	0	0	0	30	30
Swap Agreements	0	7	0	0	0	7

	$0	$7	$0	$422	$30	$459

	$0	$58	$0	$422	$315	$795

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	12	12
Swap Agreements	0	4	0	0	89	93

	$0	$4	$0	$0	$125	$129

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$655	$0	$655
Written Options	0	0	0	0	22	22

	$0	$0	$0	$655	$22	$677

	$0	$4	$0	$655	$147	$806

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$105	$105
Futures	0	0	0	0	2,956	2,956
Swap Agreements	0	662	0	0	3,069	3,731

	$0	$662	$0	$0	$6,130	$6,792

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,971)	$0	$(5,971)
Purchased Options	0	(645)	0	(13)	0	(658)
Written Options	0	14	0	4	262	280
Swap Agreements	0	21	0	0	0	21

	$0	$(610)	$0	$(5,980)	$262	$(6,328)

	$0	$52	$0	$(5,980)	$6,392	$464

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(119)	$(119)
Written Options	0	0	0	0	33	33
Futures	0	0	0	0	(1,289)	(1,289)
Swap Agreements	0	(278)	0	0	(2,911)	(3,189)

	$0	$(278)	$0	$0	$(4,286)	$(4,564)

38	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,590	$0	$1,590
Purchased Options	0	0	0	13	(107)	(94)
Written Options	0	(1)	0	(4)	34	29
Swap Agreements	0	9	0	0	0	9

	$0	$8	$0	$1,599	$(73)	$1,534

	$0	$(270)	$0	$1,599	$(4,359)	$(3,030)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,410	$1,265	$7,675
Corporate Bonds & Notes
Banking & Finance	0	107,150	0	107,150
Industrials	800	166,622	5,355	172,777
Utilities	0	24,956	0	24,956
Convertible Bonds & Notes
Banking & Finance	0	4	0	4
Industrials	0	2,476	0	2,476
U.S. Government Agencies	0	31,347	232	31,579
U.S. Treasury Obligations	0	16,209	0	16,209
Non-Agency Mortgage-Backed Securities	0	10,255	0	10,255
Asset-Backed Securities
CMBS Other	0	441	0	441
Home Equity Other	0	10,827	0	10,827
Whole Loan Collateral	0	1,662	0	1,662
Sovereign Issues	0	12,403	0	12,403
Common Stocks
Communication Services	0	0	11	11
Preferred Securities
Banking & Finance	0	725	0	725
Short-Term Instruments
Commercial Paper	0	15,556	0	15,556
Mutual Funds	0	2,255	0	2,255
Repurchase Agreements	0	75,877	0	75,877

	$800	$485,175	$6,863	$492,838

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,842	$0	$0	$29,842

Total Investments	$30,642	$485,175	$6,863	$522,680

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(5,943)	$0	$(5,943)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	335	0	336
Over the counter	0	454	5	459

	$1	$789	$5	$795

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(124)	0	(127)
Over the counter	0	(677)	0	(677)

	$(3)	$(801)	$0	$(804)

Total Financial Derivative Instruments	$(2)	$(12)	$5	$(9)

Totals	$30,640	$479,220	$6,868	$516,728

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$2,779	$0	$(1,504)	$(1)	$(14)	$5	$0	$0	$1,265	$8
Corporate Bonds & Notes
Industrials	410	5,000	0	0	0	(55)	0	0	5,355	(55)
U.S. Government Agencies	233	0	(3)	0	1	1	0	0	232	1
Common Stocks
Communication Services	0	0	0	0	0	11	0	0	11	11
Financials	32	0	(33)	0	0	1	0	0	0	0

	$3,454	$5,000	$(1,540)	$(1)	$(13)	$(37)	$0	$0	$6,863	$(35)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	39

Schedule of Investments	PIMCO Credit Opportunities Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Financial Derivative Instruments - Assets
Over the counter	$4	$0	$0	$0	$0	$1	$0	$0	$5	$1

Totals	$3,458	$5,000	$(1,540)	$(1)	$(13)	$(36)	$0	$0	$6,868	$(34)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,265	Discounted Cash Flow	Discount Rate	8.435	—
Corporate Bonds & Notes
Industrials	355	Indicative Market Quotation	Broker Quote	71.000	—
	5,000	Recent Transaction	Purchase Price	100.000	—
U.S. Government Agencies	232	Discounted Cash Flow	Discount Rate	11.331	—
Common Stocks
Communication Services	11	Discounted Cash Flow	Discount Rate	7.930	—

Financial Derivative Instruments - Assets
Over the counter	5	Indicative Market Quotation	Broker Quote	0.939	—

Total	$6,868

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

40	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Diversified Income Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.7%

Aligned Data Centers International LP
7.538% due 12/18/2029 «~		$7,500	$7,559

Altice France SA
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		5,812	5,638

Amentum Government Services Holdings LLC
6.413% (TSFR1M + 2.250%) due 09/29/2031 ~		2,320	2,323

Asurion LLC
8.513% (TSFR1M + 4.250%) due 08/19/2028 ~		150	151

Bank of Industry Ltd.
3.803% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,300	7,362

BCPE Empire Holdings, Inc.
7.413% (TSFR1M + 3.250%) due 12/11/2030 ~		$1,941	1,939

Castlelake LP
2.950% due 05/12/2031 «		5,312	5,077

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		1,374	1,370
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~		10,374	10,397

Coreweave Compute Acquisition Co. IV LLC
TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		1,700	1,749

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~		7,258	7,143

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,069	1,069
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		4,831	4,915

Endure Digital, Inc.
7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		4,627	3,354

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~		4,500	4,486

Fortress Intermediate 3, Inc.
TBD% (TSFR1M + 3.000%) due 06/27/2031 ~		3,573	3,595

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~		1,625	1,627

Global Medical Response, Inc.
7.634% (TSFR1M + 3.500%) due 10/01/2032 ~		1,000	1,002

ION Platform Finance U.S., Inc.
TBD% due 09/30/2032		3,000	2,970

IRB Holding Corp.
6.663% (TSFR1M + 2.500%) due 12/15/2027 ~		2,641	2,645

Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~		174	179
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		1,302	1,088

Kaseya, Inc.
7.413% (TSFR1M + 3.250%) due 03/20/2032 ~		2,090	2,095

LifePoint Health, Inc.
7.660% (TSFR3M + 3.500%) due 05/19/2031 ~		4,356	4,342
8.068% (TSFR3M + 3.750%) due 05/19/2031 ~		78	78

Medline Borrower LP
6.163% (TSFR1M + 2.000%) due 10/23/2030 ~		1,759	1,760

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «(c)		61	18

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~		$134	$134
9.170% (TSFR3M + 4.600%) due 12/31/2030 ~		2	2

Nouryon Finance BV
5.430% (EUR001M + 3.500%) due 04/03/2028 ~	EUR	755	890

Novelis Corp.
5.752% (TSFR3M + 1.750%) due 03/11/2032 ~		$2,861	2,869

OCS Group Holdings Ltd.
9.961% due 11/28/2031	GBP	5,100	6,862

Olympus Water U.S. Holding Corp.
7.002% (TSFR3M + 3.000%) due 06/20/2031 ~		$2,059	2,041

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	4,200	4,939

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(l)		$1,000	1,000

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	567	666

Project Flash
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$2,000	2,000
TBD% due 04/30/2030 «~µ		2,000	2,000
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		2,000	2,000

Project Hudson II
7.730% due 05/29/2026 «		1,700	1,722

cQnity Electronics, Inc.
TBD% due 08/12/2032		1,500	1,502

QualityTech LP
7.723% (TSFR1M + 3.500%) due 10/30/2031 «~		3,184	3,192

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		2,700	2,689

Rockpoint Gas Storage Partners LP
7.002% (TSFR3M + 3.000%) due 09/18/2031 ~		2,824	2,838

SCUR-Alpha 1503 GmbH
9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		975	901

SOCAR Turkey Enerji AS
5.535% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	4,000	4,708

Standard Industries, Inc.
5.885% (TSFR1M + 1.750%) due 09/22/2028 ~		$841	844

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	3,700	4,284

Stonepeak Nile Parent LLC
7.079% - 9.250% (TSFR3M + 2.750%) due 04/09/2032 ~		$2,000	2,002

Subcalidora 2
7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	4,000	4,720

TransDigm, Inc.
6.502% - 6.663% (TSFR1M + 2.338%) due 08/19/2032 ~		$2,200	2,200

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	97,857	5,599

Turkiye Government International Bonds
8.343% (EUR006M + 6.210%) due 04/27/2031 «~	EUR	4,600	5,847

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$1,782	1,706

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		2,100	2,099

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virgin Media Bristol LLC
7.515% (TSFR1M + 3.250%) due 01/31/2029 ~		$5,630	$5,634

White Cap Buyer LLC
7.416% (TSFR1M + 3.250%) due 10/19/2029 ~		1,951	1,953

X Corp.
9.500% due 10/26/2029		2,500	2,511
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		4,763	4,679

Total Loan Participations and Assignments (Cost $169,599)			172,964

CORPORATE BONDS & NOTES 45.2%

BANKING & FINANCE 13.7%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		250	250

Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034		3,300	3,503

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650% due 07/21/2027		3,230	3,202

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		2,000	2,016

Alamo Re Ltd.
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		700	737

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031		2,900	2,969

Ally Financial, Inc.
8.000% due 11/01/2031		9,366	10,667

American Assets Trust LP
3.375% due 02/01/2031		810	736

American Homes 4 Rent LP
2.375% due 07/15/2031		100	89
3.375% due 07/15/2051		100	67
4.900% due 02/15/2029		1,910	1,944

American Tower Corp.
2.100% due 06/15/2030		1,200	1,082
3.800% due 08/15/2029		1,950	1,914

AmWINS Group, Inc.
4.875% due 06/30/2029		1,100	1,070

Antares Holdings LP
2.750% due 01/15/2027		1,050	1,018

ARES Strategic Income Fund
6.200% due 03/21/2032		2,400	2,481

Armor Holdco, Inc.
8.500% due 11/15/2029		550	549

Armor RE II Ltd.
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		700	761

Arthur J Gallagher & Co.
5.150% due 02/15/2035		1,500	1,519

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,250	1,173

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,576	1,516
4.950% due 10/15/2032		4,100	4,052

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	3,090
10.500% due 07/23/2029		2,400	3,511

Banco Santander SA
5.565% due 01/17/2030		$3,400	3,550

Banco Votorantim SA
5.875% due 04/08/2028		1,000	1,018

Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,734
2.884% due 10/22/2030 •		2,290	2,174
3.705% due 04/24/2028 •		3,700	3,677
5.288% due 04/25/2034 •		1,250	1,294

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	41

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays PLC
6.125% due 12/15/2025 •(i)(j)		$3,000	$3,004
6.375% due 12/15/2025 •(i)(j)	GBP	600	808

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.250% due 09/10/2029		$1,000	1,029

BGC Group, Inc.
4.375% due 12/15/2025		2,540	2,537

Blue Owl Finance LLC
6.250% due 04/18/2034		1,300	1,364

BNP Paribas SA
7.000% due 08/16/2028 •(i)(j)		2,000	2,058

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,500	1,592

BPCE SA
6.714% due 10/19/2029 •		2,500	2,655
7.003% due 10/19/2034 •		2,500	2,790

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.750% due 05/15/2026		1,037	1,035

Burford Capital Global Finance LLC
7.500% due 07/15/2033		3,300	3,362

CaixaBank SA
6.840% due 09/13/2034 •		2,500	2,787

Capital One NA
4.650% due 09/13/2028		1,100	1,113

CI Financial Corp.
7.500% due 05/30/2029		2,800	2,985

CIMA Finance DAC
2.950% due 09/05/2029		1,900	1,778

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,233

Citadel LP
6.375% due 01/23/2032		2,700	2,859

Commerzbank AG
8.625% due 02/28/2033 •	GBP	1,100	1,589

CoStar Group, Inc.
2.800% due 07/15/2030		$1,020	934

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,800	1,160
10.100% due 12/15/2043		31,400	9,745

Credit Acceptance Corp.
9.250% due 12/15/2028		$1,605	1,688

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		2,700	2,734

Credit Suisse AG AT1 Claim		12,750	1,658

Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,825

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		7,625	7,596

Deloitte LLP
5.250% due 01/30/2030 «(l)		2,000	2,047
5.410% due 01/30/2032 «(l)		2,000	2,055
5.590% due 01/30/2035 «(l)		2,000	2,050
5.690% due 01/30/2037 «(l)		500	511

Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,814
5.882% due 07/08/2031 •		2,275	2,356

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		2,800	2,496

Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,019
9.250% due 04/01/2029		3,000	3,169

Erste Group Bank AG
7.000% due 04/15/2031 •(i)(j)	EUR	2,400	3,060

Essex Portfolio LP
1.650% due 01/15/2031		$700	605
2.650% due 03/15/2032		690	616
2.650% due 09/01/2050		300	184

Extra Space Storage LP
4.000% due 06/15/2029		150	149

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,331
3.375% due 11/13/2025		11,600	11,579

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.815% due 11/02/2027		$800	$781
4.542% due 08/01/2026		600	600
5.875% due 11/07/2029		5,000	5,089
7.350% due 11/04/2027		300	313

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,497

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	3,147
9.250% due 02/01/2029		3,400	3,580

FS KKR Capital Corp.
3.125% due 10/12/2028		2,000	1,854
6.125% due 01/15/2031		3,600	3,568

FTAI Aviation Investors LLC
5.500% due 05/01/2028		6,750	6,757
7.000% due 05/01/2031		6,400	6,701

Gaci First Investment Co.
5.125% due 02/14/2053		2,700	2,471

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		100	97
5.750% due 06/01/2028		890	915
5.750% due 11/01/2037		3,800	3,777

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		3,800	3,827
5.330% due 07/23/2035 •		4,050	4,171

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		1,450	1,431

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		1,400	1,425

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		820	740

Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		2,400	2,431
4.980% due 06/07/2030 «(l)		1,500	1,532

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		422	418
3.750% due 09/15/2030		2,520	2,326

Highwoods Realty LP
3.050% due 02/15/2030		100	93

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,700	1,729

ING Groep NV
5.750% due 11/16/2026 •(i)(j)		2,800	2,812

Intesa Sanpaolo SpA
6.625% due 06/20/2033		3,300	3,634

ION Platform Finance U.S., Inc.
0.000% due 09/30/2032 (b)		2,200	2,186

Itau Unibanco Holding SA
6.000% due 02/27/2030		6,000	6,236

JAB Holdings BV
2.200% due 11/23/2030		335	294

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		2,500	2,536
7.125% due 04/30/2031		5,300	5,563

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		8,000	7,895
5.294% due 07/22/2035 •		3,900	4,030

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	23,238	2,046

Kilroy Realty LP
5.875% due 10/15/2035		$1,850	1,876

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,200	1,409

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$1,130	1,121

Lazard Group LLC
6.000% due 03/15/2031		1,975	2,088

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		78	80

Midcap Financial Issuer Trust
6.500% due 05/01/2028		850	845

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,806

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		$2,500	$2,259
2.869% due 09/13/2030 •		1,000	947

Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,140
5.320% due 07/19/2035 •		5,300	5,471

Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	2,000
7.125% due 02/01/2032		1,850	1,936

NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,700	1,558
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,258
6.000% due 12/29/2025 •(i)(j)		$3,490	3,508

New Immo Holding SA
3.250% due 07/23/2027	EUR	2,400	2,780
4.875% due 12/08/2028		2,500	2,974

Newmark Group, Inc.
7.500% due 01/12/2029		$1,500	1,610

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		4,400	4,406

Nomura Holdings, Inc.
2.679% due 07/16/2030		2,300	2,115

Nordea Bank Abp
6.625% due 03/26/2026 •(i)(j)		1,500	1,509

OneMain Finance Corp.
4.000% due 09/15/2030		550	512
5.375% due 11/15/2029		3,149	3,116
6.125% due 05/15/2030		1,700	1,723
6.625% due 01/15/2028		20	21
6.625% due 05/15/2029		3,800	3,911

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027		1,000	1,001

Palm RE Ltd.
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		250	267

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (g)		7,600	5,728

Panther Escrow Issuer LLC
7.125% due 06/01/2031		4,600	4,788

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,792
5.750% due 09/15/2031		2,375	2,356

PRA Group, Inc.
8.875% due 01/31/2030		1,400	1,446

PRIO Luxembourg Holding SARL
6.125% due 06/09/2026		900	899

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		700	743

Rayonier LP
2.750% due 05/17/2031		300	269

Realty Income Corp.
1.625% due 12/15/2030	GBP	500	574
3.200% due 01/15/2027		$500	494

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,860	1,656

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,275	1,251

RLJ Lodging Trust LP
3.750% due 07/01/2026		975	966

Rocket Cos., Inc.
6.125% due 08/01/2030		1,900	1,951

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000% due 10/15/2033		2,425	2,216

Sabine Re Ltd.
12.424% (T-BILL 1MO + 8.520%) due 04/07/2031 ~		400	422

Samhallsbyggnadsbolaget I Norden Holding AB
2.375% due 08/04/2026	EUR	1,100	1,250

Sammons Financial Group, Inc.
3.350% due 04/16/2031		$1,025	949
6.875% due 04/15/2034		3,000	3,306

Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		2,900	2,995

42	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		$2,400	$2,377

SBA Communications Corp.
3.875% due 02/15/2027		1,000	986

Starwood Property Trust, Inc.
5.250% due 10/15/2028 (b)		2,300	2,302
5.750% due 01/15/2031 (b)		3,000	3,002

Stellantis Finance U.S., Inc.
5.750% due 03/18/2030		1,900	1,934

Sunrise FinCo I BV
4.875% due 07/15/2031		950	906

Synchrony Financial
2.875% due 10/28/2031		1,700	1,506

Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	6,259	8,582

Tesco Property Finance 4 PLC
5.801% due 10/13/2040		184	247

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		86	110

Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,940
7.375% due 02/13/2034		2,000	2,158

UBS Group AG
2.095% due 02/11/2032 •		700	618
3.091% due 05/14/2032 •		1,525	1,412
4.194% due 04/01/2031 •		2,500	2,472
5.428% due 02/08/2030 •		2,000	2,067
5.617% due 09/13/2030 •		1,600	1,672

VB DPR Finance Co.
6.833% due 03/15/2035 «(l)		4,300	4,436

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		3,550	3,468
4.125% due 08/15/2030		625	604
4.250% due 12/01/2026		2,030	2,023
5.750% due 02/01/2027		1,030	1,043

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,820
5.211% due 12/03/2035 •		5,000	5,111

Weyerhaeuser Co.
6.950% due 10/01/2027		460	485
7.375% due 03/15/2032		508	582

			416,985

INDUSTRIALS 27.0%

1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030		3,400	3,208
4.375% due 01/15/2028		4,660	4,585

1261229 BC Ltd.
10.000% due 04/15/2032		1,350	1,385

AA Bond Co. Ltd.
6.500% due 01/31/2026	GBP	346	467

Advance Auto Parts, Inc.
7.000% due 08/01/2030		$3,500	3,604

AEP Transmission Co. LLC
5.150% due 04/01/2034		1,000	1,022

Air Canada Pass-Through Trust
3.600% due 09/15/2028		395	389
5.250% due 10/01/2030		676	692

Aker BP ASA
4.000% due 01/15/2031		1,300	1,253

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		961	963

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		3,400	3,525

Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027		600	593

ALROSA Finance SA
3.100% due 06/25/2027 ^«(d)		5,500	330

Altice France Holding SA
10.500% due 05/15/2027		2,900	1,052

Altice France SA
3.375% due 01/15/2028	EUR	1,025	1,038
4.250% due 10/15/2029		800	816

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/15/2029		$2,625	$2,284
8.125% due 02/01/2027		400	383

American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,315	3,010
3.000% due 04/15/2030		105	101
3.150% due 08/15/2033		249	234
3.200% due 12/15/2029		1,335	1,295
3.350% due 04/15/2031		1,242	1,200
3.375% due 11/01/2028		1,199	1,180
3.575% due 07/15/2029		741	727
3.600% due 03/22/2029		550	539
3.600% due 04/15/2031		112	106
3.650% due 08/15/2030		355	345
3.700% due 04/01/2028		230	229

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		944	945

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032 (b)		2,500	2,497

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	950

ams-OSRAM AG
12.250% due 03/30/2029		3,600	3,877

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		400	382

Antofagasta PLC
2.375% due 10/14/2030		800	726

Apache Corp.
4.875% due 11/15/2027		870	876

Aris Water Holdings LLC
7.250% due 04/01/2030		3,000	3,170

AS Mileage Plan IP Ltd.
5.308% due 10/20/2031		1,300	1,295

Ashtead Capital, Inc.
4.000% due 05/01/2028		700	695

ATS Corp.
4.125% due 12/15/2028		650	623

Avantor Funding, Inc.
3.875% due 11/01/2029		1,825	1,737
4.625% due 07/15/2028		2,545	2,506

Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,185

Axon Enterprise, Inc.
6.250% due 03/15/2033		2,000	2,064

Bausch & Lomb Corp.
8.375% due 10/01/2028		1,000	1,043

Bayer U.S. Finance II LLC
4.250% due 12/15/2025		2,100	2,098
4.375% due 12/15/2028		2,300	2,292

Bayer U.S. Finance LLC
6.375% due 11/21/2030		725	775

Beignet
6.850% due 06/01/2049 «(b)		16,900	16,900

Block Communications, Inc.
4.875% due 03/01/2028		1,600	1,534

Block, Inc.
2.750% due 06/01/2026		1,325	1,309
3.500% due 06/01/2031		1,400	1,304
5.625% due 08/15/2030		5,400	5,475

Boeing Co.
3.250% due 02/01/2028		2,390	2,335
5.040% due 05/01/2027		600	607
5.150% due 05/01/2030		2,835	2,910
5.805% due 05/01/2050		1,850	1,849
5.930% due 05/01/2060		2,570	2,569
6.388% due 05/01/2031		1,400	1,525

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		870	854

Boparan Finance PLC
9.375% due 11/07/2029	GBP	2,300	3,236

Boyne USA, Inc.
4.750% due 05/15/2029		$1,000	982

British Airways Pass-Through Trust
2.900% due 09/15/2036		1,039	946
4.250% due 05/15/2034		716	700

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
2.600% due 02/15/2033		$1,000	$878
3.137% due 11/15/2035		906	784
3.187% due 11/15/2036		1,640	1,400
3.419% due 04/15/2033		2,380	2,204
3.469% due 04/15/2034		5,234	4,779
4.300% due 11/15/2032		1,590	1,570

Builders FirstSource, Inc.
4.250% due 02/01/2032		3,200	3,012
6.750% due 05/15/2035		2,000	2,091

Burberry Group PLC
5.750% due 06/20/2030	GBP	3,000	4,055

BWX Technologies, Inc.
4.125% due 06/30/2028		$1,770	1,729

CA Magnum Holdings
5.375% due 10/31/2026		2,400	2,395

Cablevision Lightpath LLC
3.875% due 09/15/2027		325	316

Cameron LNG LLC
3.302% due 01/15/2035		300	261
3.402% due 01/15/2038		400	347

Canadian Natural Resources Ltd.
5.400% due 12/15/2034		1,100	1,121

Carnival Corp.
4.000% due 08/01/2028		6,550	6,461
5.125% due 05/01/2029 (b)		4,000	4,000

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030		3,000	3,141

CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% due 05/01/2027		3,000	2,982
5.375% due 06/01/2029		1,000	994

Cencora, Inc.
3.625% due 05/22/2032	EUR	1,850	2,198

Centene Corp.
2.500% due 03/01/2031		$3,000	2,586
4.250% due 12/15/2027		2,200	2,162
4.625% due 12/15/2029		1,900	1,843

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,500	1,592

CF Industries, Inc.
5.150% due 03/15/2034		2,825	2,852

Charles River Laboratories International, Inc.
4.250% due 05/01/2028		420	411

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		2,200	1,606
3.750% due 02/15/2028		1,300	1,280
3.850% due 04/01/2061		5,425	3,384
3.900% due 06/01/2052		1,875	1,271

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,371

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,337

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$1,900	1,881

Choice Hotels International, Inc.
3.700% due 12/01/2029		1,850	1,768

Chord Energy Corp.
6.000% due 10/01/2030		1,900	1,888
6.750% due 03/15/2033		3,200	3,244

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,947
6.000% due 01/15/2029		1,000	972
9.750% due 01/15/2034		3,300	3,385

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,662

Cloud Software Group, Inc.
6.625% due 08/15/2033		3,400	3,465

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		3,900	4,004

CMA CGM SA
5.000% due 01/15/2031	EUR	1,400	1,674

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		$2,400	2,335

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	43

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Communications, Inc.
5.000% due 10/01/2028		$550	$557

Continental Wind LLC
6.000% due 02/28/2033		127	130

CoreWeave, Inc.
9.000% due 02/01/2031		3,500	3,591

Coty, Inc.
3.875% due 04/15/2026	EUR	775	911
5.000% due 04/15/2026		$594	593

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		1,200	1,190

CVS Pass-Through Trust
5.773% due 01/10/2033		192	196
5.926% due 01/10/2034		21	22
6.036% due 12/10/2028		35	36
6.943% due 01/10/2030		3,988	4,168
7.507% due 01/10/2032		3,327	3,546
8.353% due 07/10/2031		718	784

Dcli Bidco LLC
7.750% due 11/15/2029		1,950	2,029

DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	2,143

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/2025		300	300
4.750% due 10/20/2028		2,705	2,721

Diamondback Energy, Inc.
5.550% due 04/01/2035		1,000	1,027

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027		1,189	1,189

DT Midstream, Inc.
4.125% due 06/15/2029		1,480	1,444

EchoStar Corp.
10.750% due 11/30/2029		1,525	1,679

Ecopetrol SA
4.625% due 11/02/2031		300	269
7.375% due 09/18/2043		2,130	1,973
7.750% due 02/01/2032		900	932
8.875% due 01/13/2033		300	325

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		3,200	3,259

Elanco Animal Health, Inc.
6.650% due 08/28/2028		1,470	1,532

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		1,700	1,078

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		1,000	980

Energy Transfer LP
3.750% due 05/15/2030		780	758
5.250% due 04/15/2029		200	206
6.000% due 02/01/2029		1,125	1,141
6.125% due 12/15/2045		2,080	2,095
6.500% due 02/01/2042		800	848

Eni SpA
5.500% due 05/15/2034		3,425	3,525
5.750% due 05/19/2035		900	938

EQT Corp.
6.500% due 07/01/2027		1,930	1,976

Esab Corp.
6.250% due 04/15/2029		2,000	2,057

Expand Energy Corp.
4.750% due 02/01/2032		6,800	6,686
5.375% due 02/01/2029		660	660

Fair Isaac Corp.
4.000% due 06/15/2028		2,095	2,040

Ferguson Finance PLC
3.250% due 06/02/2030		600	570

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		2,675	2,547

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,000	1,841

Flora Food Management BV
6.875% due 07/02/2029	EUR	3,200	3,763

Flutter Treasury DAC
5.875% due 06/04/2031		$2,000	2,031
6.375% due 04/29/2029		4,000	4,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius Medical Care U.S. Finance III, Inc.
2.375% due 02/16/2031		$2,940	$2,597

Frontier Communications Holdings LLC
5.875% due 10/15/2027		2,750	2,750

Gartner, Inc.
3.750% due 10/01/2030		2,825	2,669

Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034		5,500	4,812

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(i)		2,400	2,436

Global Medical Response, Inc.
7.375% due 10/01/2032		1,800	1,854

Goat Holdco LLC
6.750% due 02/01/2032		2,125	2,180

goeasy Ltd.
7.375% due 10/01/2030		2,000	2,012
9.250% due 12/01/2028		2,000	2,089

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		3,700	3,941

Guara Norte SARL
5.198% due 06/15/2034		2,305	2,259

Harbour Energy PLC
6.327% due 04/01/2035		800	822

HCA, Inc.
3.500% due 09/01/2030		1,230	1,175
4.625% due 03/15/2052		1,300	1,074
5.625% due 09/01/2028		1,324	1,366
5.750% due 03/01/2035		2,500	2,615
5.875% due 02/01/2029		1,600	1,666

HealthEquity, Inc.
4.500% due 10/01/2029		2,000	1,942

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,840
3.750% due 05/01/2029		5,000	4,814
4.000% due 05/01/2031		1,375	1,302

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031		1,100	1,027

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,700	1,734
7.375% due 07/15/2032		2,225	2,311

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (c)	EUR	4,150	5,173

Imola Merger Corp.
4.750% due 05/15/2029		$4,325	4,210

Ingevity Corp.
3.875% due 11/01/2028		1,600	1,539

International Distribution Services PLC
7.375% due 09/14/2030	GBP	1,000	1,443

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	3,000	3,555

IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,033
6.250% due 06/01/2032		5,800	5,970

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		1,200	1,218

JetBlue Pass-Through Trust
4.000% due 05/15/2034		1,550	1,461

John Lewis PLC
4.250% due 12/18/2034	GBP	975	1,071

Kallpa Generacion SA
5.875% due 01/30/2032		$1,400	1,468

KazMunayGas National Co. JSC
5.375% due 04/24/2030		1,600	1,648
5.750% due 04/19/2047		3,600	3,361

Kinder Morgan, Inc.
7.750% due 01/15/2032		5,975	6,952

Kraft Heinz Foods Co.
4.375% due 06/01/2046		1,000	833

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		4,500	4,464

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,630	1,578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leidos, Inc.
2.300% due 02/15/2031		$950	$848

Level 3 Financing, Inc.
7.000% due 03/31/2034		2,500	2,545

Leviathan Bond Ltd.
6.500% due 06/30/2027		1,470	1,478

LifePoint Health, Inc.
8.375% due 02/15/2032		3,000	3,200

Lithia Motors, Inc.
5.500% due 10/01/2030		2,500	2,499

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,956
4.750% due 10/15/2027		480	477

Marriott International, Inc.
3.500% due 10/15/2032		2,210	2,049

Mars, Inc.
5.000% due 03/01/2032		2,000	2,047

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029		4,000	4,107

MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,894

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029		1,400	1,362

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,299

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		$404	353

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (c)		216	227

National Football League
5.480% due 10/05/2028 «(l)		6,600	6,774
5.580% due 10/05/2033 «(l)		5,000	5,142

National Fuel Gas Co.
2.950% due 03/01/2031		1,150	1,050

NCL Corp. Ltd.
5.875% due 01/15/2031		1,600	1,601

New Albertsons LP
6.570% due 02/23/2028		800	809

Newell Brands, Inc.
8.500% due 06/01/2028		2,400	2,545

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		1,325	828

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,946

Noble Finance II LLC
8.000% due 04/15/2030		5,200	5,386

Novelis Corp.
3.875% due 08/15/2031		700	639

NPC Ukrenergo
6.875% due 11/09/2028		600	478

NTT Finance Corp.
5.171% due 07/16/2032		3,100	3,176

NuStar Logistics LP
6.375% due 10/01/2030		1,310	1,358

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		200	197
3.875% due 06/18/2026		1,400	1,397

Occidental Petroleum Corp.
6.450% due 09/15/2036		250	266
6.625% due 09/01/2030		1,990	2,134
8.875% due 07/15/2030		1,040	1,202

OCP SA
6.700% due 03/01/2036		3,000	3,216

Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	2,054
4.250% due 10/01/2028		$1,700	1,636

ON Semiconductor Corp.
3.875% due 09/01/2028		1,820	1,769

Open Text Holdings, Inc.
4.125% due 02/15/2030		600	569

44	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oracle Corp.
3.850% due 04/01/2060		$3,200	$2,202

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		5,000	4,835

ORLEN SA
6.000% due 01/30/2035		1,800	1,884

Permian Resources Operating LLC
6.250% due 02/01/2033		1,600	1,631

Pertamina Persero PT
4.150% due 02/25/2060		1,000	748
4.175% due 01/21/2050		1,500	1,179
4.700% due 07/30/2049		3,000	2,563
6.500% due 05/27/2041		3,000	3,227
6.500% due 11/07/2048		3,500	3,761

Petroleos de Venezuela SA
5.500% due 04/12/2037 ^(d)		27,535	4,488

Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,597
6.375% due 01/23/2045		8,510	6,922
6.750% due 09/21/2047		13,456	11,114
6.950% due 01/28/2060		4,262	3,508
7.690% due 01/23/2050		10,170	9,253

Picard Groupe SAS
6.375% due 07/01/2029	EUR	2,000	2,464

Pinnacle Bidco PLC
8.250% due 10/11/2028		3,000	3,691

Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,423

Prestige Brands, Inc.
5.125% due 01/15/2028		100	99

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		2,400	2,336
5.750% due 04/15/2026		320	322

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% due 04/01/2029		3,400	3,402

ProFrac Holdings II LLC
11.226% (TSFR3M + 7.250%) due 01/23/2029 ~		574	595

PTC, Inc.
4.000% due 02/15/2028		200	196

Qnity Electronics, Inc.
5.750% due 08/15/2032		900	908
6.250% due 08/15/2033		700	716

Quanta Services, Inc.
2.900% due 10/01/2030		975	911

Quikrete Holdings, Inc.
6.375% due 03/01/2032		5,300	5,494

QXO Building Products, Inc.
6.750% due 04/30/2032		3,000	3,114

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		5,025	5,177

ReNew Pvt Ltd.
5.875% due 03/05/2027		478	478

Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,480	2,423

Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,179
5.750% due 10/15/2027		$3,200	3,288

Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031		2,000	2,041

Sands China Ltd.
2.850% due 03/08/2029		3,700	3,483
3.800% due 01/08/2026		1,000	998
5.400% due 08/08/2028		1,425	1,459

Santos Finance Ltd.
3.649% due 04/29/2031		1,325	1,238

Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	3,092
4.875% due 09/14/2035		5,200	6,535

Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,792
6.500% due 09/27/2028		4,350	4,324

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saudi Arabian Oil Co.
3.250% due 11/24/2050		$550	$378
3.500% due 11/24/2070		2,000	1,299

Seadrill Finance Ltd.
8.375% due 08/01/2030		3,350	3,481

Seagate Data Storage Technology Pte. Ltd.
9.625% due 12/01/2032		3,698	4,192

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		250	240

Sirius XM Radio LLC
4.125% due 07/01/2030		2,500	2,346

Snap, Inc.
6.875% due 03/15/2034		5,300	5,378

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027		950	939

Spirit AeroSystems, Inc.
9.750% due 11/15/2030		2,000	2,202

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		60	55
4.100% due 10/01/2029		292	277

Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/12/2030 (c)		828	333

Stagwell Global LLC
5.625% due 08/15/2029		1,400	1,361

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	2,924	3,416
3.375% due 01/15/2031		$6,420	5,819
4.750% due 01/15/2028		1,200	1,191

Station Casinos LLC
4.500% due 02/15/2028		1,220	1,200
4.625% due 12/01/2031		2,000	1,888

Sunoco LP
5.625% due 03/15/2031		3,400	3,377

T-Mobile USA, Inc.
2.550% due 02/15/2031		1,165	1,059
2.625% due 02/15/2029		2,475	2,350
2.875% due 02/15/2031		3,210	2,960
3.875% due 04/15/2030		4,650	4,561

TeamSystem SpA
3.500% due 02/15/2028	EUR	400	468

TGS ASA
8.500% due 01/15/2030		$1,000	1,031

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	538	809

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	6,200	5,133

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)	GBP	39	46

Tidewater, Inc.
9.125% due 07/15/2030		$2,900	3,112

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	1,000	1,176

Topaz Solar Farms LLC
5.750% due 09/30/2039		$540	548

TopBuild Corp.
3.625% due 03/15/2029		1,500	1,439
4.125% due 02/15/2032		3,925	3,682

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		2,700	2,647

TransDigm, Inc.
6.250% due 01/31/2034		2,000	2,058
6.750% due 01/31/2034		4,250	4,397

Travel & Leisure Co.
4.625% due 03/01/2030		1,100	1,061

TreeHouse Foods, Inc.
4.000% due 09/01/2028		1,690	1,647

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		83	81

Twilio, Inc.
3.625% due 03/15/2029		1,800	1,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Foods, Inc.
4.750% due 02/15/2029		$600	$592

U.S. Renal Care, Inc.
10.625% due 06/28/2028		779	682

UCB SA
4.250% due 03/20/2030	EUR	1,100	1,336

UKG, Inc.
6.875% due 02/01/2031		$4,000	4,130

United Airlines Pass-Through Trust
2.700% due 11/01/2033		227	209
2.900% due 11/01/2029		488	464
3.100% due 01/07/2030		159	154
3.500% due 09/01/2031		325	313
4.150% due 02/25/2033		952	931
5.800% due 07/15/2037		2,799	2,905
5.875% due 04/15/2029		1,943	1,999

United Airlines, Inc.
4.375% due 04/15/2026		2,980	2,978

Univision Communications, Inc.
4.500% due 05/01/2029		1,100	1,038
8.500% due 07/31/2031		4,000	4,134

Valaris Ltd.
8.375% due 04/30/2030		1,200	1,246

Var Energi ASA
5.875% due 05/22/2030		4,200	4,371

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (b)		2,600	2,600

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,386
3.875% due 11/01/2033		4,300	3,877

Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,657
8.125% due 06/01/2028		3,000	3,107
8.375% due 06/01/2031		2,500	2,627
9.500% due 02/01/2029		6,800	7,498

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		7,350	7,742

Verisure Holding AB
3.250% due 02/15/2027	EUR	2,000	2,348

Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/2029		$550	550

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	6,521
5.250% due 05/15/2029		100	132

Virgin Media Vendor Financing Notes III DAC
4.875% due 07/15/2028		3,100	4,077

Viridien
8.500% due 10/15/2030	EUR	2,600	3,171

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$3,850	3,572
7.750% due 04/15/2032		5,000	5,259

Vnom Sub, Inc.
5.375% due 11/01/2027		2,560	2,562

VOC Escrow Ltd.
5.000% due 02/15/2028		2,518	2,513

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		6,100	6,181

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	400	456

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		$2,950	2,707
5.050% due 03/15/2042		2,550	2,037

Wayfair LLC
7.750% due 09/15/2030		2,925	3,075

WBI Operating LLC
6.250% due 10/15/2030 (b)		2,000	2,002
6.500% due 10/15/2033 (b)		1,100	1,099

Weatherford International Ltd.
6.750% due 10/15/2033 (b)		3,700	3,705

Western Digital Corp.
4.750% due 02/15/2026		661	661

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		2,300	2,384

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	45

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	3,800	$4,236

Woodside Finance Ltd.
5.100% due 09/12/2034		$4,500	4,468

WR Grace Holdings LLC
4.875% due 06/15/2027		1,196	1,190

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		2,760	2,696

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		3,800	3,799

Wynn Macau Ltd.
5.625% due 08/26/2028		4,425	4,423

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		2,250	2,260

Yellowstone Energy LP
5.750% due 12/31/2026		768	758

Yinson Boronia Production BV
8.947% due 07/31/2042		5,371	5,988

Yum! Brands, Inc.
4.625% due 01/31/2032		2,125	2,067

Zayo Group Holdings, Inc.
9.250% due 03/09/2030		192	184

ZipRecruiter, Inc.
5.000% due 01/15/2030		1,000	806

			824,467

UTILITIES 4.5%

Alabama Power Co.
1.450% due 09/15/2030		1,570	1,377

Ameren Illinois Co.
3.250% due 03/15/2050		300	211

AT&T, Inc.
2.750% due 06/01/2031		1,000	917
3.550% due 09/15/2055		6,991	4,821
3.650% due 09/15/2059		5,552	3,799

Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035		2,800	2,891

Clearway Energy Operating LLC
3.750% due 02/15/2031		2,665	2,448

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		600	595

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033		2,800	2,932

ContourGlobal Power Holdings SA
6.750% due 02/28/2030		1,500	1,560

Dominion Energy, Inc.
5.000% due 06/15/2030		2,125	2,180

Duke Energy Corp.
3.750% due 04/01/2031	EUR	4,150	4,965

Edison International
5.750% due 06/15/2027		$1,300	1,316

Electricite de France SA
5.250% due 10/13/2055		300	265
6.000% due 04/22/2064		3,100	3,069
9.125% due 03/15/2033 •(i)		6,100	7,077

Enel Finance International NV
2.500% due 07/12/2031		1,700	1,519
6.000% due 10/07/2039		1,300	1,364

Entergy Texas, Inc.
1.750% due 03/15/2031		2,000	1,750

Eskom Holdings
6.350% due 08/10/2028		2,000	2,061

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,000	1,922

FORESEA Holding SA
7.500% due 06/15/2030		1,225	1,200

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	3,529

Genesis Energy LP/Genesis Energy Finance Corp.
8.250% due 01/15/2029		1,825	1,905

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		300	294

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Utilities Co.
3.300% due 06/01/2050		$100	$70

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		650	650

National Grid PLC
0.750% due 09/01/2033	EUR	4,200	3,998

NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD	6,900	4,473

NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,606
7.768% due 12/15/2037		1,139	1,318

Niagara Energy SAC
5.746% due 10/03/2034		1,600	1,649

NRG Energy, Inc.
5.407% due 10/15/2035 (b)		3,200	3,213

ONEOK, Inc.
5.050% due 11/01/2034		1,575	1,554
5.625% due 01/15/2028		750	767

Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	288
2.500% due 02/01/2031		1,400	1,248
2.950% due 03/01/2026		400	397
3.150% due 01/01/2026		1,110	1,107
3.250% due 06/01/2031		350	322
3.300% due 03/15/2027		700	691
3.300% due 12/01/2027		3,000	2,937
3.500% due 08/01/2050		130	89
3.750% due 07/01/2028		150	147
3.750% due 08/15/2042		100	76
3.950% due 12/01/2047		1,000	748
4.200% due 03/01/2029		2,000	1,984
4.200% due 06/01/2041		500	411
4.250% due 03/15/2046		200	158
4.300% due 03/15/2045		600	482
4.450% due 04/15/2042		500	420
4.500% due 07/01/2040		1,400	1,219
4.600% due 06/15/2043		300	253
4.650% due 08/01/2028		800	802
4.950% due 07/01/2050		444	381
5.050% due 10/15/2032 (b)		5,200	5,190

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,878
4.000% due 06/30/2050		5,400	3,999
4.375% due 02/05/2050		1,000	806
4.875% due 07/17/2049		3,200	2,772
6.150% due 05/21/2048		2,820	2,877

Rio Oil Finance Trust
8.200% due 04/06/2028		1,263	1,307

Sabesp Lux SARL
5.625% due 08/20/2030		2,800	2,816

San Diego Gas & Electric Co.
1.700% due 10/01/2030		1,900	1,678

Southern California Edison Co.
2.850% due 08/01/2029		100	94
3.650% due 02/01/2050		1,475	1,032
4.650% due 10/01/2043		800	682
4.875% due 03/01/2049		600	508
5.625% due 02/01/2036		1,000	1,010
6.650% due 04/01/2029		200	210

Southern California Gas Co.
2.550% due 02/01/2030		800	747

Southern Gas Corridor CJSC
6.875% due 03/24/2026		6,980	7,067

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/2032		775	735

Telecom Italia SpA
7.875% due 07/31/2028	EUR	2,650	3,479

Tierra Mojada Luxembourg II SARL
5.750% due 12/01/2040		$2,805	2,764

Vodafone Group PLC
7.875% due 02/15/2030		30	34

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	$2,200	$2,330

		136,440

Total Corporate Bonds & Notes (Cost $1,400,914)		1,377,892

U.S. GOVERNMENT AGENCIES 16.3%

Federal Home Loan Mortgage Corp.
4.000% due 06/01/2049	277	266
6.500% due 06/01/2054 - 05/01/2055	21,197	21,985

Federal Home Loan Mortgage Corp. REMICS
4.987% due 09/15/2030 •	1	1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.353% due 10/25/2044 - 02/25/2045 •	22	21
5.553% due 07/25/2044 •	31	30
6.500% due 07/25/2043	3	3

Federal National Mortgage Association
3.000% due 02/01/2047	495	446
3.500% due 11/01/2045 - 10/01/2048	5,016	4,662
4.000% due 07/01/2048 - 04/01/2049	798	765
5.000% due 11/01/2035	12	13
6.000% due 04/01/2054	3,987	4,084
6.500% due 01/01/2054 - 05/01/2055	30,798	31,934

Federal National Mortgage Association REMICS
0.179% due 09/25/2040 •(a)	248	7
1.329% due 09/25/2037 •(a)	294	27
4.951% due 10/18/2030 •	0	1
6.850% due 12/18/2027	3	3

Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	3	3

Government National Mortgage Association
4.625% (H15T1Y + 1.500%) due 07/20/2026 ~	1	1
4.750% due 11/20/2026 - 11/20/2027 •	2	1
5.625% (H15T1Y + 1.500%) due 03/20/2026 - 05/20/2026 ~	1	0
6.112% due 09/16/2042 ~	67	67

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	67,400	59,215
4.000% due 11/01/2055	34,200	32,229
4.500% due 11/01/2055	91,300	88,523
5.000% due 11/01/2055	39,800	39,449
6.000% due 11/01/2055	100,100	102,249
6.500% due 11/01/2055	107,500	111,169

Total U.S. Government Agencies (Cost $499,374)		497,154

U.S. TREASURY OBLIGATIONS 4.6%

U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	40,376
2.875% due 05/15/2043 (o)	12,532	9,822
3.125% due 02/15/2043 (o)(q)	18,631	15,213
3.750% due 11/15/2043 (q)	1,500	1,329
3.875% due 02/15/2043 (q)	28,000	25,421
4.625% due 05/15/2044 (o)	21,700	21,546
4.750% due 11/15/2043 (o)(q)	11,700	11,828
4.750% due 02/15/2045	13,200	13,285

Total U.S. Treasury Obligations (Cost $165,458)		138,820

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%

Adjustable Rate Mortgage Trust
3.951% due 01/25/2036 ~	13	11

American Home Mortgage Assets Trust
4.462% due 05/25/2046 •	98	87
4.482% due 10/25/2046 •	366	183

46	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.853% due 02/25/2047 •	$19,438	$6,718

American Home Mortgage Investment Trust
6.195% due 12/25/2035 •	480	164
6.500% due 03/25/2047 þ	1,643	1,044

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 ~	5,310	4,307

Banc of America Funding Trust
2.371% due 03/20/2036 ~	10	10
5.145% due 09/20/2035 ~	18	15
5.500% due 01/25/2036	10	10
6.000% due 07/25/2037	196	167
6.000% due 08/25/2037	51	42

Banc of America Mortgage Trust
5.046% due 02/25/2036 ~	6	6
5.214% due 11/20/2046 ~	339	302
5.333% due 06/25/2035 ~	32	30
6.000% due 10/25/2036	47	41

BBCMS Mortgage Trust
4.314% due 12/15/2051	600	601

Bear Stearns ALT-A Trust
4.058% due 03/25/2036 ~	115	94
4.126% due 08/25/2036 ~	234	156
4.167% due 11/25/2036 ~	92	42
4.467% due 11/25/2036 ~	87	49
4.475% due 11/25/2036 ~	1,898	966
4.612% due 08/25/2036 •	356	320
4.838% due 09/25/2035 ~	278	152
5.425% due 05/25/2035 ~	489	471

Bear Stearns ARM Trust
4.475% due 02/25/2036 ~	139	129
4.928% due 08/25/2035 ~	163	152
4.977% due 01/25/2035 ~	191	187
5.302% due 01/25/2035 ~	3	3
5.923% due 01/25/2034 ~	1	1
6.513% due 01/25/2034 ~	3	3

Benchmark Mortgage Trust
4.077% due 07/15/2051	3,914	3,878
5.738% due 12/15/2057	4,900	5,137

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,416	4,924
3.250% due 09/25/2063 ~	5,155	4,679

Chase Mortgage Finance Trust
5.500% due 11/25/2035	216	153
5.500% due 07/25/2037	931	0

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.482% due 10/25/2046 •	170	182
4.522% due 01/25/2036 •	41	39

CHL Mortgage Pass-Through Trust
4.732% due 05/25/2035 •	48	42
5.500% due 01/25/2035	139	141
5.500% due 09/25/2035	55	55
5.500% due 12/25/2035	159	84
6.000% due 05/25/2036	128	57
6.000% due 01/25/2037	2,703	1,251
6.741% due 02/25/2034 ~	17	17
6.804% due 07/20/2034 ~	62	61

CHL Reperforming Loan Trust REMICS
4.612% due 06/25/2035 •	25	25

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	1,100	1,092

Citigroup Mortgage Loan Trust, Inc.
4.469% due 05/25/2035 ~	71	68
4.487% due 09/25/2037 ~	151	140
4.822% due 04/25/2037 ~	115	103
5.482% due 08/25/2035 ~	9	8
6.480% due 10/25/2035 •	51	53
6.490% due 05/25/2035 •	5	5
6.560% due 10/25/2035 •	67	65
6.625% due 09/25/2037 ~	14	13
6.751% due 03/25/2034 ~	6	5

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	373	328

COMM Mortgage Trust
4.228% due 05/10/2051	1,000	986

Countrywide Alternative Loan Trust
4.445% due 12/20/2046 •	623	550

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.512% due 06/25/2036 •		$1,311	$1,240
4.530% due 09/20/2046 •		370	330
4.625% due 10/25/2035 ~		6	5
4.632% due 04/25/2046 •		4,082	3,845
4.670% due 07/20/2046 •		230	195
4.672% due 02/25/2036 •		3,051	2,630
4.753% due 02/25/2037 ~		327	290
4.910% due 11/20/2035 •		1,640	1,591
5.153% due 12/25/2035 •		125	107
5.500% due 03/25/2035		2,854	2,545
5.500% due 11/25/2035		466	257
5.500% due 12/25/2035		309	185
5.500% due 01/25/2036		96	52
5.750% due 02/25/2035		251	168
5.750% due 03/25/2037 •		79	41
6.000% due 10/25/2036		2,861	1,335
6.000% due 02/25/2037		2,400	864
6.250% due 11/25/2036		601	440
6.250% due 12/25/2036 •		436	177
6.250% due 08/25/2037		2,670	1,215

Credit Suisse First Boston Mortgage Securities Corp.
5.683% due 06/25/2033 ~		34	33
6.000% due 01/25/2036		382	234

Cross Mortgage Trust
5.181% due 07/25/2070 ~		4,047	4,060

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ		198	47

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.772% due 02/25/2035 •		678	671
5.500% due 12/25/2035		160	135

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 þ		63	55

EMF-NL Prime BV
2.842% due 04/17/2041 •	EUR	88	103

Eurosail PLC
2.484% due 09/10/2044 •		3,896	4,526

Eurosail-U.K. PLC
4.805% due 09/13/2045 •	GBP	2,353	3,149
5.055% due 06/13/2045 •		1,259	1,693

First Horizon Asset Securities, Inc.
5.601% due 02/25/2036 ~		$14	14

First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037		389	115

GMACM Mortgage Loan Trust
3.763% due 11/19/2035 ~		17	15
3.795% due 04/19/2036 ~		27	22

GreenPoint Mortgage Funding Trust
4.812% due 11/25/2045 •		17	16

GreenPoint Mortgage Pass-Through Certificates
7.107% due 10/25/2033 ~		25	24

GS Mortgage-Backed Securities Trust
5.648% due 06/25/2065 ~		12,865	12,977

GSR Mortgage Loan Trust
4.317% due 05/25/2035 ~		107	80
4.668% due 01/25/2036 ~		25	24
4.852% due 08/25/2046 •		10,636	2,296
4.898% due 06/25/2034 ~		7	7
4.977% due 11/25/2035 ~		67	65
5.232% due 11/25/2035 ~		56	26
6.000% due 02/25/2036		961	411
6.000% due 03/25/2037		158	78
6.000% due 05/25/2037		39	28
6.363% due 09/25/2035 ~		1	1
6.975% due 05/25/2034 ~		29	29

HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~		105	54
4.628% due 09/19/2037 •		227	197
4.628% due 01/19/2038 •		312	276
4.658% due 12/19/2036 •		1,864	1,478

HomeBanc Mortgage Trust
4.792% due 01/25/2036 •		41	40

IndyMac INDX Mortgage Loan Trust
3.329% due 07/25/2037 ~		87	57
3.820% due 08/25/2036 ~		44	27
4.037% due 06/25/2036 ~		155	138
4.752% due 07/25/2035 •		19	17
4.812% due 06/25/2037 •		54	69

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Alternative Loan Trust
4.552% due 03/25/2037 •	$343	$294

JP Morgan Mortgage Trust
4.063% due 07/27/2037 ~	382	359
5.060% due 06/25/2036 ~	32	21
5.106% due 08/25/2035 ~	87	77
5.258% due 06/25/2037 ~	562	434
5.456% due 07/25/2035 ~	8	7
5.606% due 11/25/2054 •	2,817	2,814
5.664% due 04/25/2035 ~	91	89
5.729% due 04/25/2036 ~	94	82
5.750% due 01/25/2036	188	79

Lehman XS Trust
4.632% due 07/25/2037 •	237	219

MASTR Adjustable Rate Mortgages Trust
3.437% due 11/25/2033 ~	9	9
4.752% due 05/25/2037 •	80	31
4.952% due 05/25/2047 •	883	737

MASTR Alternative Loan Trust
4.672% due 03/25/2036 •	501	45

Merrill Lynch Alternative Note Asset Trust
4.582% due 06/25/2037 ~	74	33
4.592% due 01/25/2037 •	5,466	1,650

Merrill Lynch Mortgage Investors Trust
4.278% due 05/25/2034 ~	72	64
4.692% due 02/25/2036 •	280	276
5.943% due 11/25/2035 •	27	26

MFA Trust
1.381% due 04/25/2065 ~	1,033	1,011
6.775% due 10/25/2058 þ	2,198	2,224

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,713	1,681
3.250% due 05/25/2062 ~	109	109

Morgan Stanley Mortgage Loan Trust
3.272% due 11/25/2037 ~	521	362
6.000% due 10/25/2037	3,863	1,988

MortgageIT Securities Corp. Mortgage Loan Trust
4.772% due 09/25/2037 •	2,796	2,129

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,201	2,129

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ	61	58

OBX Trust
6.844% due 04/25/2063 þ	1,796	1,821

OPEN Trust
7.239% due 11/15/2040 •	663	665

Prime Mortgage Trust
4.772% due 02/25/2035 •	24	24

RALI Trust
4.472% due 05/25/2037 •	185	169
4.652% due 07/25/2036 •	69	63
4.672% due 12/25/2046 •	109	97
4.732% due 05/25/2037 •	33	28
4.903% due 02/25/2035 ~	46	41
5.818% due 02/25/2036 ~	74	63
6.000% due 06/25/2036	42	35
6.000% due 05/25/2037	38	32
6.500% due 07/25/2036	157	130

RBSGC Structured Trust
5.500% due 11/25/2035 ~	784	657

RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~	735	630

Residential Asset Securitization Trust
4.672% due 01/25/2046 •	716	193
6.000% due 02/25/2036	322	119
6.250% due 09/25/2037	1,863	692

RFMSI Trust
5.534% due 09/25/2035 ~	116	73
5.594% due 02/25/2036 ~	139	132
6.000% due 10/25/2036	169	137

Structured Adjustable Rate Mortgage Loan Trust
3.925% due 01/25/2035 ~	36	36
4.260% due 09/25/2036 ~	571	384
4.672% due 04/25/2047 •	207	171
4.872% due 10/25/2034 •	1,856	1,680
4.944% due 09/25/2035 ~	342	307

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	47

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.216% due 03/25/2036 ~	$31	$25

Structured Asset Mortgage Investments II Trust
4.712% due 05/25/2036 •	517	427
4.792% due 05/25/2046 •	28	17

Structured Asset Mortgage Investments Trust
4.908% due 09/19/2032 •	2	2

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.555% due 06/25/2033 ~	11	10

Tib Finance PLC
7.111% due 11/15/2034 «(l)	2,600	2,598

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	6,947	6,685
5.272% due 10/25/2048 •	4,060	4,070
5.272% due 05/25/2058 •	236	241

Verus Securitization Trust
5.999% due 02/25/2068 þ	1,506	1,508
6.665% due 09/25/2068 þ	4,409	4,462
7.070% due 10/25/2068 þ	5,081	5,165

Wachovia Mortgage Loan Trust LLC
3.920% due 08/20/2035 ~	53	49
7.280% due 10/20/2035 ~	5	5

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •	97	86
4.198% due 02/27/2034 •	6	5
4.200% due 02/25/2037 ~	1,142	1,029
4.206% due 12/25/2036 ~	143	128
4.498% due 09/25/2036 ~	125	110
4.792% due 11/25/2045 •	345	334
4.812% due 12/25/2045 •	274	253
4.853% due 02/25/2047 •	238	220
4.903% due 06/25/2047 •	23	19
4.912% due 08/25/2045 •	164	163
5.033% due 10/25/2046 •	449	394
5.153% due 08/25/2046 •	627	576
5.201% due 07/25/2046 •	374	342
5.353% due 11/25/2042 •	1	0
5.553% due 06/25/2042 •	1	1
5.553% due 08/25/2042 •	1	1
5.653% due 10/25/2046 •	71	67
5.677% due 09/25/2033 ~	865	859

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.918% due 09/25/2036 þ	15,241	4,020
4.752% due 01/25/2047 •	284	257
4.993% due 05/25/2047 •	6	10

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	839

Wells Fargo Mortgage-Backed Securities Trust
6.156% due 11/25/2037 ~	123	113
6.396% due 09/25/2033 ~	7	7
6.678% due 04/25/2036 ~	9	9

Total Non-Agency Mortgage-Backed Securities (Cost $173,018)		153,925

ASSET-BACKED SECURITIES 12.7%

AUTOMOBILE ABS OTHER 2.5%

CarMax Select Receivables Trust
4.350% due 07/15/2030	5,500	5,494
5.010% due 09/16/2030	4,800	4,868

CPS Auto Receivables Trust
4.710% due 12/17/2029	1,800	1,812
4.910% due 10/15/2031	7,200	7,221

Exeter Automobile Receivables Trust
5.160% due 07/15/2031	7,665	7,764

GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030	11,700	11,750
5.490% due 07/17/2028	3,800	3,818

GLS Auto Select Receivables Trust
6.670% due 12/17/2029	1,600	1,655

Santander Drive Auto Receivables Trust
4.490% due 09/15/2031	8,000	8,053
4.680% due 09/15/2031	5,700	5,738
4.870% due 05/15/2031	1,000	1,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.060% due 05/15/2031	$6,800	$6,897
5.450% due 03/15/2030	2,405	2,439
6.400% due 03/17/2031	2,313	2,392
6.430% due 02/18/2031	5,400	5,619

		76,530

AUTOMOBILE SEQUENTIAL 1.4%

Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033	8,550	8,573

CarMax Select Receivables Trust
4.770% due 09/17/2029	8,100	8,180

Exeter Automobile Receivables Trust
4.390% due 09/17/2029	12,500	12,554

FHF Issuer Trust
4.920% due 02/15/2031	1,118	1,116

GLS Auto Receivables Issuer Trust
4.440% due 03/15/2029	8,300	8,339

Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028	4,300	4,304

		43,066

CMBS OTHER 0.3%

Greystone CRE Notes LLC
5.631% due 01/15/2043 •	5,100	5,113

LoanCore Issuer Ltd.
5.565% due 07/15/2036 •	568	568
5.931% due 01/17/2037 •	1,872	1,877

		7,558

HOME EQUITY OTHER 4.5%

Aames Mortgage Investment Trust
5.577% due 06/25/2035 •	5,659	5,074

ACE Securities Corp. Home Equity Loan Trust
4.872% due 02/25/2036 •	13	13

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.351% due 04/25/2034 •	618	603
4.947% due 01/25/2036 •	408	407

Argent Securities Trust
4.812% due 05/25/2036 •	538	129

Bear Stearns Asset-Backed Securities I Trust
5.322% due 08/25/2037 •	199	181
5.522% due 08/25/2037 •	56	55
6.072% due 07/25/2035 •	7,964	7,990

Bear Stearns Asset-Backed Securities Trust
5.072% due 10/27/2032 •	2	2
5.322% due 01/25/2037 •	6,191	6,340

Carrington Mortgage Loan Trust
4.752% due 06/25/2036 •	1,600	1,540
5.067% due 09/25/2035 •	517	514
5.097% due 02/25/2035 •	996	998

Citigroup Mortgage Loan Trust, Inc.
4.772% due 08/25/2036 •	939	936

Countrywide Asset-Backed Certificates
4.972% due 11/25/2036 •	674	586

Countrywide Asset-Backed Certificates Trust
4.130% due 02/25/2036 ~	7,250	6,870
4.265% due 10/25/2046 ~	60	62
4.532% due 11/25/2037 •	3,080	2,896
4.562% due 11/25/2037 •	4,446	4,239
4.712% due 09/25/2037 •	47	50
4.732% due 05/25/2037 •	1,508	1,471
4.852% due 06/25/2037 •	2,349	2,296
5.006% due 10/25/2035 ~	795	793
5.456% due 07/25/2035 ~	388	387

Fieldstone Mortgage Investment Trust
4.757% due 11/25/2036 •	1,670	1,086

First NLC Trust
4.412% due 08/25/2037 •	126	63
4.552% due 08/25/2037 •	84	42

GSAA Home Equity Trust
4.612% due 09/25/2036 •	897	198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.752% due 11/25/2036 •	$10,623	$3,353
4.872% due 03/25/2037 •	167	66
4.872% due 05/25/2047 •	96	59

GSAMP Trust
4.772% due 05/25/2046 •	2,208	2,131

Home Equity Asset Trust
4.832% due 08/25/2036 •	2,198	2,183

Home Equity Mortgage Loan Asset-Backed Trust
4.412% due 11/25/2036 •	4,035	3,820
4.462% due 04/25/2037 •	2,978	2,025
4.512% due 11/25/2036 •	1,600	1,322
4.932% due 03/25/2036 •	5,820	5,511

JP Morgan Mortgage Acquisition Corp.
4.782% due 02/25/2036 •	2,604	2,583
5.202% due 12/25/2035 •	1,157	1,146

JP Morgan Mortgage Acquisition Trust
4.572% due 07/25/2036 •	839	390

Long Beach Mortgage Loan Trust
5.022% due 02/25/2034 •	630	628

MASTR Asset-Backed Securities Trust
4.592% due 11/25/2036 •	17,207	10,179
5.097% due 10/25/2034 •	174	170

MASTR Specialized Loan Trust
5.397% due 11/25/2035 •	1,935	1,857

Merrill Lynch Mortgage Investors Trust
4.412% due 04/25/2047 •	904	354
4.792% due 03/25/2037 •	703	661
4.912% due 03/25/2037 •	367	346

Morgan Stanley ABS Capital I, Inc. Trust
4.362% due 01/25/2037 •	441	204
4.412% due 10/25/2036 •	1,629	716
4.472% due 09/25/2036 •	1,405	485
4.492% due 10/25/2036 •	987	434
5.067% due 03/25/2034 •	354	377

Morgan Stanley Home Equity Loan Trust
4.622% due 04/25/2037 •	138	72

Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,542	3,580
6.226% due 10/25/2036 þ	174	46

Nationstar Home Equity Loan Trust
4.722% due 03/25/2037 •	3,000	2,741

New Century Home Equity Loan Trust
5.157% due 05/25/2034 •	2,833	2,933

Option One Mortgage Loan Trust
4.412% due 03/25/2037 •	182	167
4.712% due 01/25/2037 •	311	183
4.772% due 07/25/2036 •	1,220	732

Renaissance Home Equity Loan Trust
5.212% due 05/25/2034 •	1,081	970
5.612% due 04/25/2037 þ	927	238

Residential Asset Mortgage Products Trust
4.712% due 12/25/2036 •	508	506

Residential Asset Securities Corporation Trust
5.367% due 03/25/2035 •	1,057	1,061

Saxon Asset Securities Trust
4.572% due 05/25/2047 •	10,613	7,851
4.672% due 09/25/2047 •	4,580	4,288

Securitized Asset-Backed Receivables LLC Trust
4.392% due 12/25/2036 •	221	47
4.532% due 01/25/2037 •	5,011	4,792
5.232% due 10/25/2035 •	3,151	2,346

SG Mortgage Securities Trust
4.692% due 10/25/2036 •	2,000	1,562

Soundview Home Loan Trust
4.422% due 06/25/2037 •	2,163	1,444
4.792% due 02/25/2037 •	1,226	329

Structured Asset Investment Loan Trust
4.422% due 09/25/2036 •	11	11
5.072% due 07/25/2034 •	3,097	3,230
5.172% due 04/25/2035 •	11,000	10,439

Structured Asset Securities Corp. Mortgage Loan Trust
4.902% due 11/25/2037 •	597	581

		136,970

48	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

ABFC Trust
4.592% due 01/25/2037 •		$464	$262
4.712% due 01/25/2037 •		1,986	1,119

Morgan Stanley Mortgage Loan Trust
4.992% due 04/25/2037 •		196	51

			1,432

WHOLE LOAN COLLATERAL 0.4%

Bear Stearns Asset-Backed Securities Trust
5.072% due 09/25/2046 •		1,131	1,089

Citigroup Mortgage Loan Trust, Inc.
4.662% due 06/25/2037 •		236	237
7.250% due 05/25/2036 þ		123	61

First Franklin Mortgage Loan Trust
4.752% due 10/25/2036 •		730	482
5.547% due 07/25/2034 •		21	21

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.032% due 12/25/2035 •		289	285

Securitized Asset-Backed Receivables LLC Trust
4.692% due 11/25/2036 •		22,859	6,331
4.852% due 12/25/2035 •		190	187

Specialty Underwriting & Residential Finance Trust
4.542% due 04/25/2037 •		4,558	3,359
4.570% due 12/25/2036 •		149	148

			12,200

OTHER ABS 3.6%

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •		4,053	4,058

Anchorage Capital CLO 20 Ltd.
5.425% due 01/20/2035 •		1,000	1,001

Anchorage Credit Funding 1 Ltd.
3.900% due 07/28/2037		1,011	1,000

Anchorage Credit Funding 2 Ltd.
3.928% due 04/25/2038		1,800	1,774

Anchorage Credit Funding 7 Ltd.
4.620% due 04/25/2037		805	803

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037		888	884

BHG Securitization Trust
5.170% due 09/17/2036		7,500	7,573

Capital Street Master Trust
5.724% due 10/16/2028 •		2,400	2,408

CarVal CLO I Ltd.
5.548% due 07/16/2031 •		1,202	1,203

College Avenue Student Loans LLC
6.006% due 06/25/2054 •		3,364	3,382
6.500% due 06/25/2054		4,079	4,265
7.330% due 06/25/2054		2,044	2,138
7.580% due 06/25/2054		1,794	1,873
8.210% due 06/25/2054		462	487
10.120% due 06/25/2054		613	644

CRB Securitization Trust
6.960% due 10/20/2033		119	119

Cumulus Static CLO DAC
3.236% due 11/15/2033 •	EUR	3,269	3,840

IFC Emerging Markets Securitization Ltd.
5.454% due 12/31/2035 •		$3,000	3,000

KKR CLO 28 Ltd.
5.758% due 02/09/2035 •		5,500	5,521

Madison Park Funding XLVI Ltd.
5.318% due 10/15/2034 •		3,300	3,304

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		5,000	5,008

Navient Student Loan Trust
6.072% due 03/15/2072 •		706	712
7.230% due 03/15/2072		500	544

Nelnet Student Loan Trust
0.000% due 05/17/2055 •		2,900	2,922
4.670% due 06/22/2065		6,900	6,883

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.840% due 05/17/2055		$2,300	$2,320

Oportun Funding Trust
4.960% due 08/16/2032		339	339
5.240% due 08/16/2032		600	603
5.780% due 08/16/2032		500	504

Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	383
4.883% due 04/15/2033		10,000	9,999
5.162% due 04/15/2032		219	219
5.329% due 10/15/2032		2,300	2,312
5.440% due 03/15/2033		4,500	4,539
5.617% due 04/15/2032 «		779	781
5.639% due 10/15/2032		2,700	2,718
5.823% due 04/15/2032 «		450	451
6.261% due 04/15/2032 «		470	471
10.273% due 04/15/2032 «		580	567

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		174	175

Parallel Ltd.
5.428% due 07/15/2034 •		1,900	1,902

Silver Rock CLO II Ltd.
5.365% due 01/20/2035 •		1,300	1,305

SMB Private Education Loan Trust
6.022% due 09/15/2053 •		5,068	5,162
6.150% due 09/15/2053		3,122	3,301
6.930% due 09/15/2053		1,996	2,130
7.540% due 09/15/2053		408	433
8.870% due 09/15/2053		842	917

Start II Ltd.
4.089% due 03/15/2044		197	196

Voya CLO Ltd.
5.385% due 04/20/2034 •		3,300	3,304

			110,377

Total Asset-Backed Securities (Cost $395,197)			388,133

SOVEREIGN ISSUES 17.7%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,900	2,876
3.125% due 09/30/2049		12,775	9,290

Angola Government International Bonds
9.125% due 11/26/2049		4,700	3,948

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		10,118	6,855
3.500% due 07/09/2041 þ		24,780	12,071
4.125% due 07/09/2035 þ		3,241	1,708

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		4,837	4,669

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,876
6.250% due 10/31/2028		2,700	2,874

Brazil Government International Bonds
7.250% due 01/12/2056		4,864	4,925

Chile Government International Bonds
3.100% due 05/07/2041		4,700	3,589
3.750% due 01/14/2032	EUR	3,100	3,726

Colombia Government International Bonds
4.500% due 01/28/2026		$7,100	7,104
7.500% due 02/02/2034		5,500	5,793
8.500% due 04/25/2035		2,500	2,772
8.750% due 11/14/2053		4,600	5,056

Costa Rica Government International Bonds
6.125% due 02/19/2031		1,000	1,045
7.300% due 11/13/2054		1,700	1,866

Dominican Republic International Bonds
4.875% due 09/23/2032		3,550	3,400
5.875% due 01/30/2060		3,100	2,757
6.500% due 02/15/2048		1,250	1,248
6.850% due 01/27/2045		4,800	4,985
6.950% due 03/15/2037		2,000	2,138

Eagle Funding Luxco SARL
5.500% due 08/17/2030		9,000	9,142

Ecuador Government International Bonds
0.000% due 07/31/2030 (g)		585	452
5.000% due 07/31/2040 þ		2,778	1,842

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.900% due 07/31/2030 þ		$825	$735
6.900% due 07/31/2035 þ		9,503	7,123

Egypt Government Bonds
21.954% due 03/04/2028	EGP	384,300	8,030

Egypt Government International Bonds
6.375% due 04/11/2031	EUR	12,800	14,435
7.500% due 02/16/2061		$4,000	3,141
8.750% due 09/30/2051		1,900	1,698

El Salvador Government International Bonds
9.250% due 04/17/2030		1,525	1,668
9.650% due 11/21/2054		2,750	2,984

European Union
3.000% due 12/04/2034	EUR	34,300	40,157

Ghana Government International Bonds
0.000% due 07/03/2026 (g)		$200	193
0.000% due 01/03/2030 (g)		591	508
5.000% due 07/03/2029 þ		5,520	5,388
5.000% due 07/03/2035 þ		4,343	3,671

Guatemala Government Bonds
3.700% due 10/07/2033		2,100	1,871
4.500% due 05/03/2026		4,000	3,990
4.900% due 06/01/2030		1,400	1,393
5.375% due 04/24/2032		700	706
6.125% due 06/01/2050		1,400	1,357

Hungary Government International Bonds
3.125% due 09/21/2051		2,100	1,329
5.375% due 09/26/2030		2,200	2,266
5.375% due 09/12/2033	EUR	9,200	11,728

Israel Government International Bonds
5.375% due 02/19/2030		$5,750	5,938

Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	4,600	5,162
5.250% due 03/22/2030		3,300	3,868
5.875% due 10/17/2031		2,000	2,341
8.250% due 01/30/2037		$900	941

Lebanon Government International Bonds
6.850% due 03/23/2027 ^(d)		3,925	883

Mexico Government International Bonds
3.771% due 05/24/2061		29,126	18,428
4.280% due 08/14/2041		724	588
4.400% due 02/12/2052		1,007	755
4.750% due 04/27/2032		1,600	1,568
5.000% due 04/27/2051		2,000	1,646
5.125% due 03/19/2038	EUR	2,600	3,110
5.750% due 10/12/2110		$2,000	1,716
6.625% due 01/29/2038		5,800	6,110

Mexico Udibonos
2.750% due 11/27/2031 (h)	MXN	9,577	474

Nigeria Government International Bonds
7.143% due 02/23/2030		$3,000	2,970
7.375% due 09/28/2033		1,600	1,518
7.875% due 02/16/2032		3,000	2,988

North Macedonia Government International Bonds
3.675% due 06/03/2026	EUR	2,000	2,349

Oman Government International Bonds
5.625% due 01/17/2028		$5,400	5,547
6.000% due 08/01/2029		800	844
6.750% due 01/17/2048		4,980	5,479

Pakistan Government International Bonds
6.000% due 04/08/2026		4,600	4,592
7.375% due 04/08/2031 (m)		2,200	2,161

Panama Government International Bonds
4.500% due 04/16/2050		3,300	2,491
6.400% due 02/14/2035		4,900	5,072
6.700% due 01/26/2036		10,200	10,795
6.853% due 03/28/2054 (m)		1,600	1,628
7.500% due 03/01/2031		4,100	4,512
9.375% due 04/01/2029		2,100	2,395

Paraguay Government International Bonds
5.600% due 03/13/2048		1,500	1,426
6.000% due 02/09/2036		2,000	2,126

Peru Government International Bonds
2.783% due 01/23/2031		2,175	2,010
5.400% due 08/12/2034	PEN	2,700	753
6.150% due 08/12/2032		14,800	4,519
6.900% due 08/12/2037		5,700	1,718
8.750% due 11/21/2033		$3,440	4,331

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	49

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		$6,429	$3,769

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	2,300	2,220
9.500% due 07/31/2031		$2,000	1,926

Republic of Kenya Government International Bonds
8.000% due 05/22/2032		1,600	1,598
9.500% due 03/05/2036		2,700	2,776
9.750% due 02/16/2031		2,100	2,247

Republic of Poland Government International Bonds
5.500% due 03/18/2054		4,700	4,561

Republic of South Africa Government Bonds
8.000% due 01/31/2030	ZAR	39,700	2,307
8.875% due 02/28/2035		249,100	14,171

Republic of South Africa Government International Bonds
5.650% due 09/27/2047		$3,010	2,424
5.750% due 09/30/2049		3,500	2,809

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	2,000	2,425

Romania Government International Bonds
2.000% due 04/14/2033		2,000	1,845
5.250% due 03/10/2030		1,700	2,058
5.250% due 05/30/2032		700	821
5.375% due 03/22/2031		2,650	3,170
5.625% due 05/30/2037		400	450

Saudi Government International Bonds
3.375% due 03/05/2032		3,825	4,537
3.450% due 02/02/2061		$2,000	1,310
3.750% due 01/21/2055		3,100	2,243
4.500% due 10/26/2046		28,500	24,752
5.000% due 04/17/2049		300	276
5.375% due 01/13/2031		7,300	7,677

Senegal Government International Bonds
4.750% due 03/13/2028	EUR	700	718
5.375% due 06/08/2037		2,600	2,005
6.250% due 05/23/2033		$2,500	1,817
7.750% due 06/10/2031		5,000	4,049

Serbia International Bonds
1.000% due 09/23/2028	EUR	1,700	1,860
1.500% due 06/26/2029		6,500	7,095
1.650% due 03/03/2033		2,500	2,451
2.050% due 09/23/2036		900	826
3.125% due 05/15/2027		2,900	3,406

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$950	892
3.350% due 03/15/2033 þ		1,863	1,602
3.600% due 06/15/2035 þ		1,258	922
3.600% due 05/15/2036 þ		873	775
3.600% due 02/15/2038 þ		1,747	1,561
4.000% due 04/15/2028		865	830

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	114,600	2,687

Turkiye Government International Bonds
4.875% due 04/16/2043		$11,400	8,477
5.125% due 02/17/2028		9,600	9,594
5.750% due 05/11/2047		3,560	2,830
6.000% due 01/14/2041		3,500	3,063
6.125% due 10/24/2028		10,900	11,121
7.625% due 04/26/2029		5,100	5,425
7.625% due 05/15/2034		6,200	6,589

Ukraine Government International Bonds
4.500% due 02/01/2029 þ(m)		7,581	5,193

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 02/01/2034 þ	$7,095	$3,984
4.500% due 02/01/2035 þ	188	104

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)	12,900	2,859
7.650% due 04/21/2035 ^(d)	900	186
9.250% due 09/15/2027 ^(d)	2,900	707
9.250% due 05/07/2028 ^(d)	900	208

Vietnam Government International Bonds
5.500% due 03/12/2028 þ(m)	3,513	3,371

Total Sovereign Issues (Cost $539,641)		538,709

	SHARES
COMMON STOCKS 0.1%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (e)	228,414	$361

SES SA «(e)	72,646	864

		1,225

CONSUMER DISCRETIONARY 0.0%

Caesars Entertainment, Inc. (e)	4,701	127

FINANCIALS 0.0%

Hipotecaria Su Casita SA «(e)	157,773	0

Intelsat SA «(e)(l)	72,646	0

Unity Bancorp, Inc. «(e)	60,014	337

		337

INDUSTRIALS 0.0%

Mcdermott International Ltd. (e)	115	3

Spirit Aviation Holdings, Inc. (e)	26,823	10

		13

Total Common Stocks (Cost $6,585)		1,702

WARRANTS 0.0%

FINANCIALS 0.0%

Windstream Holdings II LLC - Exp. 10/25/2059 «	11,691	66

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	30,487	11

Total Warrants (Cost $447)		77

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(i)	400,000	355

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	2,400,000	2,257

		SHARES	MARKET VALUE (000S)
5.000% due 12/01/2027 •(i)		4,200,000	$4,135

Citigroup, Inc.
4.000% due 12/10/2025 •(i)		1,575,000	1,570

Nationwide Building Society
10.250% ~		4,258	743

Windstream Holdings II LLC
11.000% «(e)		383	383

Total Preferred Securities (Cost $9,659)			9,443

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (k)		1,972,145	1,972

		PRINCIPAL AMOUNT (000S)
NIGERIA TREASURY BILLS 0.1%
32.609% due 11/04/2025 - 06/12/2026 (f)(g)	NGN	7,620,452	4,549

U.S. TREASURY BILLS 0.0%
4.008% due 10/14/2025 - 01/27/2026 (f)(g)(q)		$771	763

Total Short-Term Instruments (Cost $6,870)			7,284

Total Investments in Securities (Cost $3,366,762)			3,286,103

		SHARES
INVESTMENTS IN AFFILIATES 6.7%

SHORT-TERM INSTRUMENTS 6.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%

PIMCO Short-Term Floating NAV Portfolio III		20,990,931	204,431

Total Short-Term Instruments (Cost $204,010)			204,431

Total Investments in Affiliates (Cost $204,010)			204,431

Total Investments 114.6% (Cost $3,570,772)			$3,490,534

Financial Derivative Instruments (n)(p) (0.0)% (Cost or Premiums, net $27,905)			(26)

Other Assets and Liabilities, net (14.6)%			(443,571)

Net Assets 100.0%			$3,046,937

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

50	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	$2,700	$2,734	0.09%
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	2,000	2,047	0.07
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	2,000	2,055	0.07
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	2,000	2,050	0.07
Deloitte LLP 5.690% due 01/30/2037	10/30/2024	500	511	0.02
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	2,400	2,431	0.08
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	1,500	1,532	0.05
Intelsat SA	09/05/2018 - 08/29/2025	3,650	0	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	6,600	6,774	0.22
National Football League 5.580% due 10/05/2033	03/14/2024	5,000	5,142	0.17
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	1,000	1,000	0.03
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	588	666	0.02
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	2,600	2,598	0.08
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	4,300	4,436	0.15

		$36,838	$33,976	1.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MSC	3.650%	09/19/2025	10/31/2025		$(1,254)	$(1,255)
MYI	(0.750)	09/19/2025	TBD	(2)	(649)	(649)
	2.750	09/19/2025	TBD	(2)	(3,831)	(3,835)
	3.950	09/19/2025	TBD	(2)	(405)	(406)

Total Reverse Repurchase Agreements						$(6,145)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$97,400	$(78,498)	$(78,531)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
MSC	$0	$(1,255)	$0	$(1,255)	$1,629	$374
MYI	0	(4,890)	0	(4,890)	4,949	59

Total Borrowings and Other Financing Transactions	$0	$(6,145)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	51

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$(1,255)	$(4,890)	$(6,145)

Total Borrowings	$0	$0	$(1,255)	$(4,890)	$(6,145)

Payable for reverse repurchase agreements					$(6,145)

(m)	Securities with an aggregate market value of $6,578 and cash of $38 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(5,023) at a weighted average interest rate of 2.986%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond December Futures	12/2025	249	$21,910	$454	$98	$0
Euro-Bobl December Futures	12/2025	722	99,863	64	136	0
Euro-BTP Future December Futures	12/2025	294	41,365	108	131	0
Euro-Bund December Futures	12/2025	117	17,661	53	47	(4)
Euro-Buxl 30-Year Bond December Futures	12/2025	57	7,661	174	71	(15)
Euro-Schatz December Futures	12/2025	1,328	166,797	(157)	31	0
Long Guilt December Futures	12/2025	151	18,448	76	79	(10)
U.S. Treasury 2-Year Note December Futures	12/2025	236	49,182	(13)	26	0
U.S. Treasury 5-Year Note December Futures	12/2025	2,059	224,833	52	80	0
U.S. Treasury 10-Year Note December Futures	12/2025	523	58,838	(39)	0	(8)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	939	108,058	1,062	0	(59)

				$1,834	$699	$(96)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Oat December Futures	12/2025	270	$(38,467)	$(20)	$0	$(92)

Total Futures Contracts				$1,814	$699	$(188)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.402%	$	3,700	$(38)	$97	$59	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.209		300	(2)	4	2	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	0.620		2,000	(15)	205	190	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.874		400	21	7	28	0	0
Glencore Finance	5.000	Quarterly	12/20/2031	1.073	EUR	3,400	770	128	898	0	(4)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.496		10,200	786	(102)	684	0	(16)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.754		1,700	69	34	103	0	(4)

							$1,591	$373	$1,964	$0	$(24)

52	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$	28,800	$(647)	$23	$(624)	$0	$(8)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		99	1	7	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029		59,600	4,484	81	4,565	0	(85)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		58,700	2,798	1,964	4,762	22	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		41,700	3,173	100	3,273	45	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		600	12	2	14	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		129,900	2,145	842	2,987	10	(1)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		65,200	1,468	30	1,498	11	0
CDX.iTraxx Crossover 44 5-Year Index	5.000	Quarterly	12/20/2030	EUR	11,240	1,378	42	1,420	21	0

						$14,812	$3,091	$17,903	$109	$(94)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	57,900	$(281)	$(54)	$(335)	$80	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		8,800	(11)	(45)	(56)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		$60,900	(177)	392	215	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		73,400	(617)	(118)	(735)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(50)	(57)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		96,500	1,164	(316)	848	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	432	(374)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		56,600	3,864	(1,795)	2,069	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		28,900	1,337	(315)	1,022	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,900	(17)	69	52	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		35,500	4,840	(433)	4,407	108	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	14,200	0	(13)	(13)	0	(3)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		112,800	0	(100)	(100)	0	(20)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		74,600	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		8,000	0	(1)	(1)	1	0
Receive	3-Month COP-IBR Compounded-OIS	3.575	Annual	07/03/2030	CZK	156,465	115	(7)	108	0	(3)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,519)	(232)	2	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		86,800	627	121	748	180	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		27,600	73	(158)	(85)	101	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	54	(25)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	14,600	52	(8)	44	25	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,000	(3)	23	20	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		8,700	19	(31)	(12)	0	(29)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,200	(14)	23	9	0	0
Pay(5)	CAONREPO	2.500	Semi-Annual	12/17/2030		800	0	(1)	(1)	1	0

							$13,366	$(5,873)	$7,493	$513	$(157)

Total Swap Agreements							$29,769	$(2,409)	$27,360	$622	$(275)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$699	$622	$1,321	$0	$(188)	$(307)	$(495)

(o)

Securities with an aggregate market value of $43,321 and cash of $13,431 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	53

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(32) for closed swap agreements is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	227,659		$265,530	$0	$(1,754)
	10/2025		$1,114	CAD	1,550	0	0
	11/2025	CAD	1,548		$1,114	0	0

BOA	10/2025	BRL	15,802		2,971	2	0
	10/2025	JPY	49,599		331	0	(4)
	10/2025		$2,960	BRL	15,802	10	0
	10/2025		7,509	JPY	1,106,856	0	(24)
	10/2025		138	NZD	239	1	0
	10/2025		658	PEN	2,431	42	0
	11/2025	NZD	239		$138	0	(1)
	11/2025		$331	JPY	49,427	4	0
	11/2025		1,533	ZAR	26,612	3	0
	11/2025	ZAR	3,081		$176	0	(2)
	12/2025		$1,282	MXN	24,119	24	0

BPS	10/2025	IDR	25,691		$2	0	0
	10/2025	JPY	57,462		387	0	(2)
	10/2025		$7	CNH	49	0	0
	10/2025		756	IDR	12,507,708	0	(6)
	10/2025		2,267	KRW	3,139,041	0	(31)
	10/2025		438	PLN	1,593	1	0
	10/2025		2,284	TWD	69,365	0	(6)
	11/2025		144	ILS	482	2	0
	11/2025		387	JPY	57,263	2	0
	12/2025		14	HUF	4,597	0	0
	12/2025		212	MXN	3,934	1	0
	06/2026		55	KWD	17	0	0
	07/2026		84		26	0	0
	05/2030	KWD	1,467		$5,053	175	0

BRC	10/2025	CHF	1,191		1,485	0	(11)
	10/2025	EUR	6,396		7,498	0	(11)
	10/2025		$1,265	CHF	1,010	3	0
	10/2025		309	MXN	5,776	6	0
	10/2025		2	NOK	20	0	0
	10/2025		341	PLN	1,248	2	0
	10/2025		3,947	TRY	170,462	67	0
	11/2025	AUD	709		$469	0	(1)
	11/2025	CHF	1,006		1,265	0	(3)
	11/2025	NOK	20		2	0	0
	11/2025		$7,513	EUR	6,396	11	0
	11/2025		3,338	TRY	145,458	16	0
	11/2025	ZAR	29,828		$1,694	0	(27)
	12/2025		$3,294	MXN	61,095	15	0
	12/2025		228	TRY	9,976	1	0

BSH	10/2025		41	NZD	70	0	0
	11/2025	NZD	70		$41	0	0
	11/2025		$1,983	PEN	7,330	126	0
	12/2025	PEN	23,653		$6,640	0	(159)
	02/2026		19,890		5,688	0	(19)

CBK	10/2025	AUD	709		466	0	(4)
	10/2025	INR	404		5	0	0
	10/2025	NOK	155		15	0	0
	10/2025	PEN	2,621		752	0	(3)
	10/2025	SGD	18,114		14,162	119	0
	10/2025		$2,275	CNH	16,160	0	(6)
	10/2025		4,951	EUR	4,206	0	(13)

54	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2025		$1	INR	65	$0	$0
	10/2025		197	NOK	1,968	0	0
	10/2025	ZAR	7,399		$427	0	(1)
	11/2025	INR	65		1	0	0
	11/2025	NOK	1,967		197	0	0
	12/2025		$7,720	BRL	43,356	310	0
	12/2025		164	KZT	92,011	0	(1)

DUB	10/2025		15	CNH	104	0	0
	10/2025		63	ILS	215	2	0
	10/2025		0	INR	39	0	0
	10/2025		271	KZT	150,429	2	(1)
	11/2025	ILS	215		$63	0	(2)
	11/2025	INR	39		0	0	0
	11/2025		$100	KZT	55,910	0	0
	11/2025	ZAR	72,028		$4,115	0	(42)
	12/2025		$1,015	KZT	545,139	0	(46)
	03/2026		672		387,655	0	(5)

FAR	10/2025	AUD	6,859		$4,449	0	(90)
	10/2025	BRL	15,821		2,953	0	(19)
	10/2025	INR	389		4	0	0
	10/2025		$4,478	AUD	6,859	60	0
	10/2025		2,975	BRL	15,821	0	(2)
	10/2025		227	CHF	181	0	0
	10/2025		6	CNH	45	0	0
	10/2025		10,691	JPY	1,571,689	0	(63)
	10/2025		633	PLN	2,311	3	0
	10/2025		14,603	SGD	18,807	0	(23)
	11/2025	AUD	6,859		$4,480	0	(60)
	11/2025	CHF	180		227	0	0
	11/2025	SGD	18,759		14,603	22	0
	12/2025	MXN	102,119		5,389	0	(142)
	12/2025		$2,953	BRL	16,045	18	0

GLM	10/2025	IDR	26,444		$2	0	0
	10/2025	INR	138		2	0	0
	10/2025		$344	MXN	6,447	7	0
	10/2025		3	THB	101	0	0
	11/2025		427	ZAR	7,396	0	0

JPM	10/2025	BRL	199		$36	0	(1)
	10/2025	CAD	1,548		1,120	8	0
	10/2025		$37	BRL	199	0	0
	10/2025		30	KZT	16,450	0	0
	10/2025		225	PLN	827	3	0
	11/2025	ZAR	63,784		$3,639	0	(42)
	12/2025		$707	MXN	13,244	10	0

MBC	10/2025	CNH	1,780		$250	0	0
	10/2025	EUR	3,050		3,612	31	0
	10/2025	JPY	28,479		191	0	(1)
	10/2025	KRW	3,138,366		2,251	16	0
	10/2025	SGD	678		529	4	0
	10/2025		$7	CNH	53	0	0
	10/2025		14,542	EUR	12,404	39	(18)
	10/2025		3,754	GBP	2,785	0	(9)
	10/2025		19	JPY	2,813	0	0
	10/2025		2,251	KRW	3,136,565	0	(16)
	10/2025		2	NOK	20	0	0
	11/2025	NOK	20		$2	0	0
	11/2025		$250	CNH	1,776	0	0
	11/2025		329	JPY	48,689	1	0
	12/2025		3,318	MXN	62,496	67	0

MYI	10/2025	JPY	1,086,430		$7,277	0	(69)
	10/2025		$8	CNH	53	0	0
	10/2025		119	JPY	17,494	0	0
	10/2025		239	PLN	864	0	(1)
	11/2025		7,277	JPY	1,082,671	69	0
	12/2025	CZK	3,397		$165	1	0

NGF	10/2025	IDR	23,753		1	0	0
	12/2025		$380	TRY	16,672	1	0

RYL	10/2025	SGD	19		$15	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	55

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SCX	10/2025	PEN	15,824		$4,519	$0	$(35)
	10/2025		$51,858	GBP	38,770	283	0
	10/2025		609	JPY	89,567	0	(3)
	11/2025	GBP	38,770		$51,868	0	(283)
	11/2025		$2	JPY	235	0	0
	12/2025	CZK	783		$38	0	0

SOG	10/2025	BRL	199		37	0	0
	10/2025	JPY	2,365,972		15,900	0	(98)
	10/2025	NZD	309		180	1	0
	10/2025		$37	BRL	199	0	0
	10/2025		259,303	EUR	220,495	0	(430)
	10/2025		5,577	JPY	820,159	0	(31)
	11/2025	EUR	220,495		$259,823	432	0
	11/2025		$15,900	JPY	2,357,789	99	0
	12/2025	BRL	202		$37	0	0

SSB	10/2025	GBP	41,555		56,012	125	0
	11/2025	PEN	5,813		1,576	0	(97)

UAG	10/2025	ILS	237		71	0	(1)
	10/2025	NOK	1,920		189	0	(4)
	10/2025		$238	PLN	863	0	0
	10/2025		428	ZAR	7,398	0	0
	10/2025	ZAR	7,402		$428	0	0
	11/2025		32,446		1,841	0	(32)
	12/2025		$7,370	MXN	142,667	358	0

Total Forward Foreign Currency Contracts						$2,605	$(3,755)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Romania Government International Bonds	1.000%	Quarterly	06/20/2030	1.469%		$10,100	$(505)	$306	$0	$(199)

BPS	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210		1,500	8	1	9	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2025	0.593		5,700	7	0	7	0

BRC	Romania Government International Bonds	1.000	Quarterly	06/20/2030	1.469		4,900	(247)	150	0	(97)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	5,000	0	301	301	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	4,235	0	54	54	0

GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.819		1,500	12	1	13	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543		600	(6)	15	9	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872		7,900	(67)	76	9	0

JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210		1,100	(9)	16	7	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2029	0.488		5,000	65	26	91	0

MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194		200	(3)	3	0	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289		3,600	10	22	32	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365		1,300	(4)	18	14	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487		900	(17)	29	12	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543		3,900	(41)	96	55	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.299		4,000	(1,067)	1,048	0	(19)

Total Swap Agreements								$(1,864)	$2,162	$613	$(315)

56	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$0	$0	$0	$0	$(1,754)	$0	$0	$(1,754)	$(1,754)	$1,579	$(175)
BOA	86	0	0	86	(31)	0	(199)	(230)	(144)	141	(3)
BPS	181	0	16	197	(45)	0	0	(45)	152	0	152
BRC	121	0	0	121	(53)	0	(97)	(150)	(29)	0	(29)
BSH	126	0	0	126	(178)	0	0	(178)	(52)	(90)	(142)
CBK	429	0	0	429	(28)	0	0	(28)	401	(400)	1
DUB	4	0	355	359	(96)	0	0	(96)	263	(340)	(77)
FAR	103	0	0	103	(399)	0	0	(399)	(296)	477	181
GLM	7	0	0	7	0	0	0	0	7	0	7
GST	0	0	31	31	0	0	0	0	31	0	31
JPM	21	0	98	119	(43)	0	0	(43)	76	0	76
MBC	158	0	0	158	(44)	0	0	(44)	114	0	114
MYC	0	0	113	113	0	0	(19)	(19)	94	119	213
MYI	70	0	0	70	(70)	0	0	(70)	0	0	0
NGF	1	0	0	1	0	0	0	0	1	0	1
SCX	283	0	0	283	(321)	0	0	(321)	(38)	0	(38)
SOG	532	0	0	532	(559)	0	0	(559)	(27)	0	(27)
SSB	125	0	0	125	(97)	0	0	(97)	28	(220)	(192)
UAG	358	0	0	358	(37)	0	0	(37)	321	(280)	41

Total Over the Counter	$2,605	$0	$613	$3,218	$(3,755)	$0	$(315)	$(4,070)

(q)

Securities with an aggregate market value of $2,316 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$699	$699
Swap Agreements	0	109	0	0	513	622

	$0	$109	$0	$0	$1,212	$1,321

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	57

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,605	$0	$2,605
Swap Agreements	0	613	0	0	0	613

	$0	$613	$0	$2,605	$0	$3,218

	$0	$722	$0	$2,605	$1,212	$4,539

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$188	$188
Swap Agreements	0	150	0	0	157	307

	$0	$150	$0	$0	$345	$495

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,755	$0	$3,755
Swap Agreements	0	315	0	0	0	315

	$0	$315	$0	$3,755	$0	$4,070

	$0	$465	$0	$3,755	$345	$4,565

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$320	$320
Futures	0	0	0	0	3,826	3,826
Swap Agreements	0	5,866	0	0	5,007	10,873

	$0	$5,866	$0	$0	$9,153	$15,019

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(38,057)	$0	$(38,057)
Written Options	0	70	0	202	1,449	1,721
Swap Agreements	0	560	0	0	0	560

	$0	$630	$0	$(37,855)	$1,449	$(35,776)

	$0	$6,496	$0	$(37,855)	$10,602	$(20,757)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	(2,199)	(2,199)
Swap Agreements	0	6,242	0	0	(5,042)	1,200

	$0	$6,242	$0	$0	$(7,240)	$(998)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,490	$0	$6,490
Written Options	0	(5)	0	(209)	(71)	(285)
Swap Agreements	0	687	0	0	0	687

	$0	$682	$0	$6,281	$(71)	$6,892

	$0	$6,924	$0	$6,281	$(7,311)	$5,894

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$2,970	$100,123	$69,871	$172,964
Corporate Bonds & Notes
Banking & Finance	2,186	393,548	21,251	416,985
Industrials	6,600	787,893	29,974	824,467
Utilities	5,190	131,250	0	136,440

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
U.S. Government Agencies	$0	$497,154	$0	$497,154
U.S. Treasury Obligations	0	138,820	0	138,820
Non-Agency Mortgage-Backed Securities	0	151,327	2,598	153,925
Asset-Backed Securities
Automobile ABS Other	0	76,530	0	76,530
Automobile Sequential	0	43,066	0	43,066

58	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
CMBS Other	$0	$7,558	$0	$7,558
Home Equity Other	0	136,970	0	136,970
Home Equity Sequential	0	1,432	0	1,432
Whole Loan Collateral	0	12,200	0	12,200
Other ABS	0	107,724	2,653	110,377
Sovereign Issues	0	538,709	0	538,709
Common Stocks
Communication Services	361	0	864	1,225
Consumer Discretionary	127	0	0	127
Financials	0	0	337	337
Industrials	13	0	0	13
Warrants
Financials	0	0	66	66
Industrials	0	11	0	11
Preferred Securities
Banking & Finance	0	9,060	383	9,443
Short-Term Instruments
Mutual Funds	0	1,972	0	1,972
Nigeria Treasury Bills	0	4,549	0	4,549
U.S. Treasury Bills	0	763	0	763

	$17,447	$3,140,659	$127,997	$3,286,103

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$204,431	$0	$0	$204,431

Total Investments	$221,878	$3,140,659	$127,997	$3,490,534

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(78,531)	$0	$(78,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	593	728	0	1,321
Over the counter	0	2,863	355	3,218

	$593	$3,591	$355	$4,539

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(121)	(342)	0	(463)
Over the counter	0	(4,070)	0	(4,070)

	$(121)	$(4,412)	$0	$(4,533)

Total Financial Derivative Instruments	$472	$(821)	$355	$6

Totals	$222,350	$3,061,307	$128,352	$3,412,009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$60,541	$6,061	$(12,658)	$113	$341	$1,935	$13,538	$0	$69,871	$1,685
Corporate Bonds & Notes
Banking & Finance	17,498	8,004	(6,600)	0	0	2,349	0	0	21,251	2,392
Industrials	13,682	16,900	(119)	0	0	269	0	(758)	29,974	269
Non-Agency Mortgage-Backed Securities	6,582	0	0	27	0	297	0	(4,308)	2,598	52
Asset-Backed Securities
Other ABS	3,777	0	(649)	6	0	(262)	0	(219)	2,653	(260)
Common Stocks
Communication Services	1,123	0	(884)	0	429	196	0	0	864	865
Financials	2,447	366	(2,524)	0	0	48	0	0	337	(29)
Industrials	402	0	0	0	0	(392)	0	(10)	0	0
Warrants
Financials	5	71	(30)	0	16	4	0	0	66	(6)
Industrials	457	0	0	0	0	(445)	0	(12)	0	0
Preferred Securities
Banking & Finance	0	383	0	0	0	0	0	0	383	0

	$106,514	$31,785	$(23,464)	$146	$786	$3,999	$13,538	$(5,307)	$127,997	$4,968

Financial Derivative Instruments - Assets
Over the counter	$332	$0	$(10)	$0	$0	$33	$0	$0	$355	$33

Totals	$106,846	$31,785	$(23,474)	$146	$786	$4,032	$13,538	$(5,307)	$128,352	$5,001

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	59

Schedule of Investments	PIMCO Diversified Income Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$37,197	Discounted Cash Flow	Discount Rate		3.832 - 50.000	6.752
	14,416	Indicative Market Quotation	Broker Quote		72.500 - 101.750	92.763
	18,258	Third Party Vendor	Broker Quote		97.000 - 100.500	99.311
Corporate Bonds & Notes
Banking & Finance	17,796	Discounted Cash Flow	Discount Rate		4.320 - 6.208	5.496
	1,409	Recent Transaction	Purchase Price		100.000	—
	2,046	Reference Instrument	Broker Quote		7.500	—
Industrials	11,916	Discounted Cash Flow	Discount Rate		4.470 - 5.140	4.701
	828	Indicative Market Quotation	Broker Quote		62.500	—
	16,900	Recent Transaction	Purchase Price		100.000	—
	330	Third Party Vendor	Expected Recovery		6.000	—
Non-Agency Mortgage-Backed Securities	2,598	Discounted Cash Flow	Discount Rate		6.392	—
Asset-Backed Securities
Other ABS	2,653	Discounted Cash Flow	Discount Rate		5.878 - 20.000	9.206
Common Stocks
Communication Services	864	Discounted Cash Flow	Discount Rate		7.930	—
Financials	337	Reference Instrument	Stock Price w/Liquidity Discount		8.150	—
Warrants
Financials	66	Option Pricing Model	Volatility		62.500	—
Preferred Securities
Banking & Finance	383	Recent Transaction	Purchase Price	$	1,000.000	—

Financial Derivative Instruments - Assets
Over the counter	355	Indicative Market Quotation	Broker Quote		0.939 - 6.009	5.233

Total	$128,352

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

60	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO ESG Income Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Spa Holdings 3 OY
8.513% (TSFR3M + 4.250%) due 05/23/2030 ~		$300	$301

Total Loan Participations and Assignments (Cost $296)			301

CORPORATE BONDS & NOTES 27.8%

BANKING & FINANCE 16.3%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		500	473

ACEF Holding SCA
0.750% due 06/14/2028	EUR	500	558

AIB Group PLC
2.875% due 05/30/2031 •		400	470
6.608% due 09/13/2029 •		$500	531

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		400	338

Ally Financial, Inc.
2.200% due 11/02/2028		800	748
8.000% due 11/01/2031		450	513

American Homes 4 Rent LP
5.500% due 02/01/2034		450	465

American Tower Corp.
2.100% due 06/15/2030		500	451
3.100% due 06/15/2050		300	202

Asian Development Bank
6.720% due 02/08/2028	INR	187,400	2,124

Banco BTG Pactual SA
2.750% due 01/11/2026		$1,000	993

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		200	195

Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,242
6.204% due 11/10/2028 •		1,600	1,668

Banque Ouest Africaine de Developpement
2.750% due 01/22/2033	EUR	870	889

Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,022
7.385% due 11/02/2028 •		800	849

BNP Paribas SA
4.625% due 02/25/2031 •(g)(h)		400	366
7.750% due 08/16/2029 •(g)(h)		1,000	1,062

Boston Properties LP
2.550% due 04/01/2032		150	130
3.400% due 06/21/2029		100	96

BPCE SA
2.045% due 10/19/2027 •		500	488
5.748% due 07/19/2033 •		300	312

Brookfield Finance, Inc.
2.724% due 04/15/2031		350	320

CNP Assurances SA
1.250% due 01/27/2029	EUR	500	556

Cooperatieve Rabobank UA
4.375% due 06/29/2027 •(g)(h)		400	473

CoStar Group, Inc.
2.800% due 07/15/2030		$800	733

CPI Property Group SA
1.500% due 01/27/2031	EUR	100	98
4.000% due 01/22/2028 þ	GBP	200	257

Credit Agricole Assurances SA
1.500% due 10/06/2031	EUR	500	524

Crown Castle, Inc.
3.100% due 11/15/2029		$400	381

CTP NV
1.250% due 06/21/2029	EUR	200	220
1.500% due 09/27/2031		500	522

Deutsche Bank AG
1.875% due 02/23/2028 •		200	233

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Digital Dutch Finco BV
1.000% due 01/15/2032	EUR	300	$303
1.250% due 02/01/2031		200	211

EQT AB
0.875% due 05/14/2031		800	825
2.375% due 04/06/2028		800	933

Equinix, Inc.
3.900% due 04/15/2032		$400	384

First American Financial Corp.
2.400% due 08/15/2031		600	522

Ford Motor Credit Co. LLC
5.918% due 03/20/2028		2,200	2,238

FS KKR Capital Corp.
3.125% due 10/12/2028		400	371

Globalworth Real Estate Investments Ltd.
6.250% due 03/31/2030	EUR	376	451

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	357
2.615% due 04/22/2032 •		500	454

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		1,000	995

Grainger PLC
3.000% due 07/03/2030	GBP	100	122

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		$300	295

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		115	114
3.750% due 09/15/2030		300	277
8.000% due 06/15/2027		149	155

Host Hotels & Resorts LP
2.900% due 12/15/2031		250	223
3.375% due 12/15/2029		600	571
3.500% due 09/15/2030		200	188
5.700% due 07/01/2034		300	308

Howard Hughes Corp.
4.375% due 02/01/2031		600	563

HSBC Holdings PLC
2.871% due 11/22/2032 •		700	631
6.254% due 03/09/2034 •		600	654

Hudson Pacific Properties LP
3.950% due 11/01/2027		230	221
5.950% due 02/15/2028		400	395

ING Groep NV
2.727% due 04/01/2032 •		200	183
3.875% due 05/16/2027 •(g)(h)		200	192
4.250% due 05/16/2031 •(g)(h)		200	179
4.252% due 03/28/2033 •		500	490
4.875% due 05/16/2029 •(g)(h)		200	193
5.525% due 03/25/2036 •		300	311

Intesa Sanpaolo SpA
6.625% due 06/20/2033		700	771

Jones Lang LaSalle, Inc.
6.875% due 12/01/2028		500	537

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		1,400	1,256

Kilroy Realty LP
2.500% due 11/15/2032		200	166
2.650% due 11/15/2033		900	737

Legal & General Group PLC
5.625% due 03/24/2031 •(g)(h)	GBP	200	256

Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	395
3.750% due 03/18/2028 •		500	497

Logicor Financing SARL
3.250% due 11/13/2028	EUR	700	826

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$500	446

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
5.875% due 05/23/2042 •		400	418

Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		300	304

NatWest Group PLC
5.125% due 05/12/2027 •(g)(h)	GBP	200	266

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NE Property BV
3.375% due 07/14/2027	EUR	300	$357

Nexi SpA
1.625% due 04/30/2026		550	642

Nomura Holdings, Inc.
2.172% due 07/14/2028		$700	662

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)		500	466

Norinchukin Bank
5.094% due 10/16/2029		1,400	1,433

OneMain Finance Corp.
3.500% due 01/15/2027		781	764
7.125% due 11/15/2031		600	623

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		200	198

Prologis LP
4.200% due 02/15/2033	CAD	1,400	1,029

Regency Centers LP
3.700% due 06/15/2030		$100	97

Santander Holdings USA, Inc.
6.174% due 01/09/2030 •		500	521

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,386
6.534% due 01/10/2029 •		300	314

Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (h)		200	196
4.375% due 04/13/2032 (h)		500	490

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	348
1.750% due 11/24/2028		200	224

SLM Corp.
3.125% due 11/02/2026		$900	882

Standard Chartered PLC
2.678% due 06/29/2032 •		200	179
3.603% due 01/12/2033 •		200	185
6.301% due 01/09/2029 •		600	624
7.767% due 11/16/2028 •		500	536

Sun Communities Operating LP
4.200% due 04/15/2032		300	291

UBS Group AG
4.375% due 02/10/2031 •(g)(h)		200	182
5.959% due 01/12/2034 •		300	321

UDR, Inc.
3.100% due 11/01/2034		100	86

UniCredit SpA
5.459% due 06/30/2035 •		400	403

VIA Outlets BV
1.750% due 11/15/2028	EUR	500	566

Vonovia SE
1.875% due 06/28/2028		600	691

Weyerhaeuser Co.
4.000% due 11/15/2029		$100	99

Workspace Group PLC
2.250% due 03/11/2028	GBP	600	750

ZF Finance GmbH
2.000% due 05/06/2027	EUR	700	801

			58,032

INDUSTRIALS 8.3%

180 Medical, Inc.
3.875% due 10/15/2029		$700	671

Accor SA
2.375% due 11/29/2028	EUR	900	1,042

Ball Corp.
3.125% due 09/15/2031		$580	527

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	100	113
6.500% due 07/10/2031		400	440

Beignet
6.850% due 06/01/2049 «(b)		$7,100	7,100

Boise Cascade Co.
4.875% due 07/01/2030		500	490

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	61

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031		$500	$467

Cellnex Finance Co. SA
3.875% due 07/07/2041		200	160

Centene Corp.
2.625% due 08/01/2031		600	516
3.000% due 10/15/2030		500	447

Chobani LLC/Chobani Finance Corp., Inc.
7.625% due 07/01/2029		500	522

Fair Isaac Corp.
4.000% due 06/15/2028		570	555

Gap, Inc.
3.625% due 10/01/2029		250	234
3.875% due 10/01/2031		250	228

Graphic Packaging International LLC
2.625% due 02/01/2029	EUR	400	456

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	229
4.000% due 05/01/2031		200	189

Illumina, Inc.
2.550% due 03/23/2031		300	268

InterContinental Hotels Group PLC
3.375% due 10/08/2028	GBP	300	388

International Distribution Services PLC
7.375% due 09/14/2030		500	721

JDE Peet’s NV
2.250% due 09/24/2031		$800	694

Lenovo Group Ltd.
3.421% due 11/02/2030		400	380

Marks & Spencer PLC
3.250% due 07/10/2027	GBP	300	395
3.750% due 05/19/2026		100	134

Metalsa SAPI de CV
3.750% due 05/04/2031		$450	400

Micron Technology, Inc.
2.703% due 04/15/2032		200	178

MSCI, Inc.
3.625% due 09/01/2030		600	573

NetApp, Inc.
5.500% due 03/17/2032		350	364
5.700% due 03/17/2035		350	366

Nissan Motor Co. Ltd.
5.250% due 07/17/2029	EUR	400	479

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		$300	269
5.000% due 01/15/2033		1,300	1,318

ReNew Pvt Ltd.
5.875% due 03/05/2027		200	200

Sartorius Finance BV
4.875% due 09/14/2035	EUR	600	754

Snam SpA
5.000% due 05/28/2030		$1,200	1,218

St. Mary’s Cement, Inc.
5.750% due 04/02/2034		400	414

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	440	514

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		$600	543

Travis Perkins PLC
3.750% due 02/17/2026	GBP	400	533

VeriSign, Inc.
2.700% due 06/15/2031		$400	361

Vilmorin & Cie SA
1.375% due 03/26/2028	EUR	400	448

Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	200	247
4.750% due 07/15/2031		$600	565

Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	483
5.050% due 03/15/2042		200	160

Weir Group, Inc.
5.350% due 05/06/2030		600	618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029 (k)		$800	$822

ZF North America Capital, Inc.
6.750% due 04/23/2030		250	244

			29,437

UTILITIES 3.2%

AES Andes SA
6.300% due 03/15/2029		350	366

AES Corp.
2.450% due 01/15/2031		720	645
5.450% due 06/01/2028		300	307
7.600% due 01/15/2055 •		500	519

CenterPoint Energy Houston Electric LLC
5.300% due 04/01/2053		700	688

Clean Renewable Power Mauritius Pte. Ltd.
4.250% due 03/25/2027		154	151

Duke Energy Carolinas LLC
3.550% due 03/15/2052		402	296

Edison International
6.250% due 03/15/2030		1,400	1,457

Greenko Wind Projects Mauritius Ltd.
7.250% due 09/27/2028		800	815

Iberdrola International BV
6.750% due 09/15/2033		250	275

India Green Power Holdings
4.000% due 02/22/2027		217	213

Pacific Gas & Electric Co.
6.700% due 04/01/2053		1,100	1,178

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028		500	488

San Diego Gas & Electric Co.
2.950% due 08/15/2051		350	229

Solar Star Funding LLC
5.375% due 06/30/2035		137	141

Southwestern Public Service Co.
3.150% due 05/01/2050		100	68

Star Energy Geothermal Wayang Windu Ltd.
6.750% due 04/24/2033		274	284

TDC Net AS
5.056% due 05/31/2028	EUR	400	491

TerraForm Power Operating LLC
5.000% due 01/31/2028		$200	199

United Utilities Water Finance PLC
3.750% due 05/23/2034	EUR	600	707

Verizon Communications, Inc.
5.050% due 05/09/2033		$1,700	1,740

Vodafone Group PLC
5.125% due 06/04/2081 •		110	87

			11,344

Total Corporate Bonds & Notes (Cost $97,866)			98,813

U.S. GOVERNMENT AGENCIES 48.6%

Federal Home Loan Mortgage Corp.
4.000% due 09/01/2049 - 11/01/2053		3,775	3,565
4.500% due 06/01/2053 - 09/01/2053		3,342	3,251
5.000% due 02/01/2053 - 07/01/2054		9,388	9,327
5.500% due 09/01/2052 - 12/01/2053		21,865	22,150
6.500% due 02/01/2054 - 05/01/2054		3,627	3,756

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.931% due 11/25/2030 ~(a)		2,767	96

Federal National Mortgage Association
3.000% due 07/01/2052 - 01/01/2059		1,588	1,393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 05/01/2056 - 08/01/2059		$1,419	$1,288
4.000% due 05/01/2053 - 05/01/2054		7,884	7,441
4.500% due 07/01/2052 - 05/01/2054		7,526	7,318
5.000% due 08/01/2052 - 06/01/2054		20,408	20,283
5.500% due 12/01/2052 - 01/01/2055		7,718	7,795
6.000% due 10/01/2053 - 01/01/2055		3,242	3,318

Government National Mortgage Association
5.500% due 07/20/2053 - 08/20/2053		3,695	3,745

Government National Mortgage Association, TBA
5.000% due 11/01/2055		2,800	2,782

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2055		6,200	5,664
6.000% due 11/01/2055		34,380	35,118
6.500% due 10/01/2055 - 11/01/2055		33,200	34,319

Total U.S. Government Agencies (Cost $170,950)			172,609

U.S. TREASURY OBLIGATIONS 13.6%

U.S. Treasury Bonds
4.250% due 08/15/2054		600	554
4.500% due 11/15/2054		3,200	3,082

U.S. Treasury Inflation Protected Securities (f)
0.875% due 02/15/2047 (o)		1,071	791
1.500% due 02/15/2053 (m)		652	522
0.125% due 01/15/2031 (m)		2,234	2,098
0.125% due 01/15/2032		9,789	9,016
1.375% due 07/15/2033		3,404	3,353
1.875% due 07/15/2034		7,103	7,210

U.S. Treasury Notes
2.750% due 08/15/2032		2,200	2,045
3.875% due 09/30/2029		3,000	3,021
4.000% due 07/31/2032		6,300	6,331
4.500% due 03/31/2026		5,100	5,117
4.500% due 04/15/2027		5,200	5,265

Total U.S. Treasury Obligations (Cost $47,710)			48,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%

1211 Avenue of the Americas Trust
4.280% due 08/10/2035 ~		2,300	2,113

225 Liberty Street Trust
4.501% due 02/10/2036		1,550	1,501

280 Park Avenue Mortgage Trust
5.598% due 09/15/2034 •		1,000	992

Adjustable Rate Mortgage Trust
4.512% due 08/25/2036 •		613	207
4.832% due 08/25/2036 •		246	76

American Home Mortgage Assets Trust
4.462% due 12/25/2046 •		27	23
4.692% due 06/25/2037 •		119	117

BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.015% due 09/15/2038 •		1,000	925

BBCCRE Trust
4.715% due 08/10/2033 ~		2,660	1,906

BBCMS Mortgage Trust
3.811% due 02/15/2053 ~		2,453	1,874

BBCMS Trust
5.122% due 08/10/2035 ~		900	850

Bear Stearns ALT-A Trust
4.592% due 06/25/2046 •		249	229

Beast Mortgage Trust
6.765% due 03/15/2036 •		500	150

Bridgegate Funding PLC
8.066% due 10/16/2062 •	GBP	950	1,289
9.066% due 10/16/2062 •		950	1,286

62	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BSST Mortgage Trust
7.001% due 02/15/2037 •		$1,200	$403

Chase Mortgage Finance Trust
4.619% due 03/25/2037 ~		93	88

CHL Mortgage Pass-Through Trust
4.327% due 02/25/2047 ~		35	32

CHL Reperforming Loan Trust REMICS
4.757% due 01/25/2034 ~		64	57

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		214	188

COMM Mortgage Trust
3.960% due 02/10/2036 ~		2,100	2,069
7.415% due 12/15/2038 •		1,000	957

Countrywide Alternative Loan Trust
4.652% due 10/25/2046 •		58	55
4.890% due 11/20/2035 •		115	103

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.923% due 04/25/2047 •		64	58

DOLP Trust
3.704% due 05/10/2041 ~		1,600	1,351

DROP Mortgage Trust
6.514% due 10/15/2043 •		1,000	914
7.014% due 10/15/2043 •		996	854

Extended Stay America Trust
5.964% due 07/15/2038 •		274	274
6.514% due 07/15/2038 •		485	486

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		200	174

HarborView Mortgage Loan Trust
4.304% due 06/19/2036 ~		113	45

IndyMac INDX Mortgage Loan Trust
4.612% due 01/25/2037 •		58	52
4.792% due 07/25/2035 •		342	228

JP Morgan Chase Commercial Mortgage Securities Trust
5.815% due 04/15/2038 •		365	365
6.215% due 04/15/2038 •		900	901
6.355% due 06/15/2038 •		1,000	889
6.565% due 03/15/2036 •		1,600	996
7.365% due 03/15/2036 •		300	135

KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~		2,000	1,330

Merrill Lynch Alternative Note Asset Trust
4.672% due 03/25/2037 •		736	198

MFT Mortgage Trust
3.358% due 02/10/2042		100	82
3.392% due 08/10/2040 ~		1,180	846

Morgan Stanley Capital I Trust
5.565% due 12/15/2036 •		1,480	412
6.065% due 12/15/2036 •		1,097	76

Morgan Stanley Mortgage Loan Trust
4.592% due 06/25/2036 •		245	44

Natixis Commercial Mortgage Securities Trust
0.661% due 02/15/2039 ~(a)		23,885	386

NYO Commercial Mortgage Trust
6.810% due 11/15/2038 •		1,500	1,463

One New York Plaza Trust
5.215% due 01/15/2036 •		200	197
5.515% due 01/15/2036 •		1,000	968

RALI Trust
5.500% due 02/25/2036		194	160
6.000% due 06/25/2036		116	95
6.000% due 06/25/2037		175	141

Residential Asset Securitization Trust
2.418% due 04/25/2037 •(a)		509	67
4.582% due 04/25/2037 •		509	98

SFO Commercial Mortgage Trust
6.064% due 05/15/2038 •		450	446
6.664% due 05/15/2038 •		450	445

Starwood Mortgage Trust
6.570% due 11/15/2036 •		1,100	1,099
6.665% due 04/15/2034 •		1,000	996

Trinity Square PLC
5.369% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,800	2,425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VASA Trust
6.015% due 07/15/2039 •	$400	$368
6.365% due 07/15/2039 •	400	362

Wells Fargo Commercial Mortgage Trust
5.575% due 09/15/2040 ~	1,700	1,713

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 11/25/2037	67	66

Worldwide Plaza Trust
3.526% due 11/10/2036	100	68
3.715% due 11/10/2036 ~	1,310	297

Total Non-Agency Mortgage-Backed Securities (Cost $47,334)		40,060

ASSET-BACKED SECURITIES 10.6%

AUTOMOBILE SEQUENTIAL 1.2%

FHF Issuer Trust
4.920% due 02/15/2031	1,304	1,302
5.690% due 02/15/2030	624	630
5.890% due 06/15/2030	1,496	1,510

FHF Trust
4.430% due 01/18/2028	72	72

Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030	356	353

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	260	261

		4,128

CMBS OTHER 0.1%

Starwood Ltd.
6.350% due 04/18/2038 •	400	400

HOME EQUITY OTHER 2.9%

ACE Securities Corp. Home Equity Loan Trust
4.612% due 11/25/2036 •	465	191

Argent Securities Trust
4.572% due 07/25/2036 •	137	124

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.072% due 11/25/2034 •	300	277

Asset-Backed Securities Corp. Home Equity Loan Trust
3.610% due 01/25/2036 •	2,085	1,908
6.117% due 05/25/2035 •	403	383

Bear Stearns Asset-Backed Securities I Trust
4.552% due 11/25/2036 •	28	28
5.383% due 12/25/2034 •	206	207

Centex Home Equity Loan Trust
5.202% due 09/25/2034 •	55	55
5.232% due 03/25/2035 •	204	204

Countrywide Asset-Backed Certificates Trust
4.707% due 01/25/2045 •	260	247
4.752% due 03/25/2047 •	192	182

EquiFirst Mortgage Loan Trust
6.072% due 04/25/2035 •	210	192

GSAA Home Equity Trust
4.412% due 03/25/2036 •	49	16
6.000% due 10/25/2037	5	5
6.948% due 06/25/2036 þ	213	47

Long Beach Mortgage Loan Trust
4.592% due 10/25/2036 •	728	228

MASTR Asset-Backed Securities Trust
5.172% due 10/25/2035 •	225	209

Merrill Lynch Mortgage Investors Trust
4.872% due 12/25/2036 •	981	941

New Century Home Equity Loan Trust
5.007% due 10/25/2035 •	1,800	1,584

Residential Asset Securities Corporation Trust
5.152% due 08/25/2034 •	78	78

Structured Asset Investment Loan Trust
5.247% due 05/25/2035 •	1,639	1,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
4.692% due 02/25/2037 •		$68	$67
4.707% due 07/25/2036 •		1,566	1,577

			10,279

WHOLE LOAN COLLATERAL 0.7%

First Franklin Mortgage Loan Trust
4.386% due 03/25/2036 •		1,577	1,516

Lehman XS Trust
4.612% due 10/25/2036 •		106	96

Residential Asset Mortgage Products Trust
5.003% due 10/25/2033 •		149	149
5.472% due 01/25/2035 •		678	654

Specialty Underwriting & Residential Finance Trust
5.442% due 12/25/2035 •		111	110

			2,525

OTHER ABS 5.7%

37 Capital CLO II Ltd.
5.608% due 07/15/2034 •		1,300	1,302

Arbour CLO VI DAC
3.186% due 11/15/2037 •	EUR	2,600	3,059

Capital Four CLO X DAC
3.279% due 10/25/2038 •		2,800	3,293

CVC Cordatus Opportunity Loan Fund-R DAC
3.576% due 08/15/2033 •		1,400	1,646

GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$773	689
4.950% due 07/20/2049		785	712

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		118	96

Mosaic Solar Loan Trust
2.640% due 01/20/2053		491	424

Northwoods Capital XIV-B Ltd.
5.478% due 11/13/2031 •		1,428	1,431

Palmer Square European Loan Funding DAC
3.926% due 01/15/2033 •	EUR	1,000	1,176

Regatta XVI Funding Ltd.
5.518% due 01/15/2033 •		$1,300	1,303

Service Experts Issuer LLC
2.670% due 02/02/2032		245	241

Sunnova Helios XI Issuer LLC
5.300% due 05/20/2050		960	882

Sunnova Sol IV Issuer LLC
2.790% due 02/22/2049		1,327	1,126

Sunnova Sol V Issuer LLC
5.400% due 04/30/2058		1,038	1,007

Sunrun Demeter Issuer LLC
2.270% due 01/30/2057		603	544

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		1,218	1,227

Upstart Pass-Through Trust
3.800% due 04/20/2030		19	19

			20,177

Total Asset-Backed Securities (Cost $37,918)			37,509

SOVEREIGN ISSUES 4.1%

Brazil Government International Bonds
6.125% due 03/15/2034		700	717

Chile Government International Bonds
2.750% due 01/31/2027		300	295
3.500% due 01/31/2034		300	275

Fondo MIVIVIENDA SA
4.625% due 04/12/2027		400	402

Hungary Government International Bonds
4.000% due 07/25/2029	EUR	1,100	1,331

Mexico Government International Bonds
2.250% due 08/12/2036		610	584
4.490% due 05/25/2032		1,100	1,331

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	63

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Udibonos
4.000% due 08/24/2034 (f)	MXN	6,327	$331

Peru Government Bonds
7.300% due 08/12/2033	PEN	4,800	1,542

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	2,400	132
8.875% due 02/28/2035		90,375	5,141

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	400	485

Romania Government International Bonds
2.000% due 04/14/2033		200	185
5.500% due 09/18/2028		500	617
6.375% due 09/18/2033		500	616

Serbia International Bonds
1.000% due 09/23/2028		300	328

Uruguay Government International Bonds
4.975% due 04/20/2055		$100	91

Total Sovereign Issues (Cost $13,445)			14,403

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

FINANCIALS 0.0%

MNSN Holdings, Inc. (c)(i)	1,017	$61

Total Common Stocks (Cost $17)		61

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.1%

CaixaBank SA
5.875% due 10/09/2027 •(g)(h)	200,000	243

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(g)	100,000	98

		341

INDUSTRIALS 0.2%

SVB Financial Trust
11.000% due 11/07/2032	1,159	632

Total Preferred Securities (Cost $1,308)		973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.9%

REPURCHASE AGREEMENTS (j) 4.8%
		$17,100

U.S. TREASURY BILLS 0.1%
3.961% due 10/21/2025 - 01/13/2026 (d)(e)(o)	$426	422

Total Short-Term Instruments (Cost $17,522)		17,522

Total Investments in Securities (Cost $434,366)		430,656

Total Investments 121.3% (Cost $434,366)		$430,656

Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $2,450)		227

Other Assets and Liabilities, net (21.4)%		(75,843)

Net Assets 100.0%		$355,040

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	04/26/2022 - 07/19/2023	$17	$61	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.220%	09/30/2025	10/01/2025	$17,100	U.S. Treasury Notes 3.500% due 09/30/2029	$(17,442)	$17,100	$17,102

Total Repurchase Agreements						$(17,442)	$17,100	$17,102

64	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
MSC	3.250%	09/19/2025	TBD	(3)	$	(623)	$(623)

Total Reverse Repurchase Agreements							$(623)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2055	$750	$(605)	$(605)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	750	(619)	(632)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2055	500	(440)	(439)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2055	8,300	(8,239)	(8,227)
Uniform Mortgage-Backed Security, TBA	5.500	11/01/2055	6,400	(6,458)	(6,449)

Total Short Sales (4.6)%				$(16,361)	$(16,352)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$17,102	$0	$0	$17,102	$(17,442)	$(340)
MSC	0	(623)	0	(623)	822	199

Total Borrowings and Other Financing Transactions	$17,102	$(623)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(623)	$(623)

Total Borrowings	$0	$0	$0	$(623)	$(623)

Payable for reverse repurchase agreements					$(623)

(k)	Securities with an aggregate market value of $822 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(16,633) at a weighted average interest rate of 4.442%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	60	$4,500	$(16)	$31	$0
Euro-Bobl December Futures	12/2025	1	138	0	0	0
Euro-Bund December Futures	12/2025	6	906	5	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	65

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

LONG FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	368	$76,691	$59	$40	$0
U.S. Treasury 5-Year Note December Futures	12/2025	293	31,994	34	12	0
U.S. Treasury 10-Year Note December Futures	12/2025	804	90,450	551	0	(13)
U.S. Treasury Long-Term Bond December Futures	12/2025	46	5,363	104	0	(11)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	9	1,081	29	0	(5)

				$766	$85	$(29)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	5	$(1,204)	$19	$0	$(1)
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	13	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	19	0	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	6	(690)	(8)	1	0

				$43	$1	$(1)

Total Futures Contracts				$809	$86	$(30)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.234%	EUR	200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.265		700	(9)	28	19	0	0

							$(10)	$34	$24	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	27,700	$(144)	$(16)	$(160)	$38	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	4	4	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,600	33	(6)	27	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	37	53	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	224	314	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(5)	(21)	(26)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	76	279	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		580,000	8	58	66	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		233,400	1	90	91	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		340,000	20	64	84	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		79,000	20	91	111	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$	3,500	45	50	95	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	49	50	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		30,800	(401)	416	15	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		11,200	250	(272)	(22)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		500	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		400	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	28	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	26	26	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		600	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027		500	(9)	37	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		890	20	(15)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		110	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		500	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		26,800	(196)	(131)	(327)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		2,470	228	(49)	179	0	(1)

66	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.000%	Annual	03/19/2030	$	54,800	$2,787	$(1,537)	$1,250	$0	$(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,440	41	(12)	29	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		1,900	(15)	255	240	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031		800	8	84	92	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		700	52	54	106	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		8,400	190	(315)	(125)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		250	(1)	32	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		13,800	(751)	491	(260)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		18,580	179	(84)	95	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		11,110	(57)	(45)	(102)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,490	52	89	141	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		400	(2)	9	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		200	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		500	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	9	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		11,400	(56)	(62)	(118)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		300	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		200	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		400	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		400	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		400	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		200	(1)	4	3	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	67

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.232%	Annual	09/10/2034	$	100	$(1)	$4	$3	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		300	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		1,100	(4)	(13)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	11	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		600	(3)	12	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	8	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		250	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,800	(435)	220	(215)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(8)	(9)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		400	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	38	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	104	101	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(9)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(29)	(31)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	351	500	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(17)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	60	239	9	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(183)	(183)	0	(1)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(84)	(84)	0	(1)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(211)	(218)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		83,675	(39)	46	7	9	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	62	72	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	84	69	12	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		6,300	134	(37)	97	22	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(15)	(18)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(10)	(12)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	14	13	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	14	14	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(4)	(4)	0	0

68	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	6-Month EUR-EURIBOR	2.770%	Annual	04/16/2029	EUR 200	$0	$4	$4	$0	$0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029	200	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029	200	0	5	5	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029	200	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030	200	0	0	0	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	13,100	(32)	(8)	(40)	0	(22)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	19	8	1	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	400	(2)	37	35	1	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(10)	(11)	0	(1)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	(3)	(4)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034	200	(1)	(1)	(2)	0	(1)
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034	100	0	1	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	(2)	(3)	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	100	0	1	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	100	0	(1)	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	100	0	1	1	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	0	0	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	100	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035	100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035	100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	100	0	1	1	0	(1)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	100	0	2	2	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	4,000	9	(15)	(6)	0	(14)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	270	(4)	(1)	(5)	0	(2)

						$2,395	$138	$2,533	$135	$(121)

Total Swap Agreements						$2,385	$172	$2,557	$135	$(121)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$86	$135	$221	$0	$(30)	$ (121)	$ (151)

(m)

Securities with an aggregate market value of $1,120 and cash of $7,096 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	69

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2025	JPY	13,348		$89	$0	$(1)
	10/2025		$252	EUR	215	1	0
	10/2025		27	JPY	4,029	0	0
	11/2025		89		13,302	1	0
	11/2025	ZAR	1,044		$60	0	(1)
	12/2025		$600	MXN	11,246	9	0

BPS	10/2025	EUR	2,678		$3,153	9	0
	10/2025	JPY	15,464		104	0	(1)
	11/2025		$104	JPY	15,411	1	0
	05/2026		46	KWD	14	0	0
	06/2026		33		10	0	0
	07/2026		21		6	0	0
	06/2027		16		5	0	0
	05/2029	KWD	70		$240	9	0
	07/2029		9		30	1	0
	05/2030		51		177	6	0

BRC	11/2025	AUD	122		81	0	0
	11/2025	ZAR	10,103		574	0	(9)

BSH	10/2025	EUR	26,400		30,673	0	(322)

CBK	10/2025	AUD	122		80	0	(1)
	10/2025		$994	CAD	1,385	1	0
	10/2025	ZAR	4,942		$285	0	(1)
	11/2025	CAD	1,383		994	0	(2)
	02/2026	PEN	965		262	0	(14)
	03/2026		4,222		1,199	0	(11)

GLM	10/2025	BRL	26,208		4,928	3	0
	10/2025		$4,648	BRL	26,208	276	0

JPM	10/2025	CAD	1,385		$1,002	7	0
	11/2025	ZAR	29,989		1,715	0	(15)

MBC	10/2025	JPY	7,664		52	0	0
	10/2025		$20	JPY	2,864	0	0
	11/2025		89		13,103	0	0

MYI	10/2025	JPY	292,381		$1,958	0	(19)
	10/2025		$121	JPY	17,815	0	0
	11/2025		1,958		291,369	19	0

SCX	10/2025		10,977	GBP	8,207	60	0
	10/2025		620	JPY	91,211	0	(4)
	11/2025	GBP	8,207		$10,979	0	(60)
	11/2025		$0	JPY	63	0	0

SOG	10/2025	BRL	26,281		$4,924	0	(14)
	10/2025	JPY	636,733		4,279	0	(27)
	10/2025		$4,941	BRL	26,281	0	(3)
	10/2025		33,943	EUR	28,863	0	(56)
	10/2025		5,815	JPY	855,225	0	(32)
	11/2025	EUR	28,863		$34,011	57	0
	11/2025		$4,279	JPY	634,531	27	0

70	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		4,924	BRL	26,655	$13	$0

SSB	10/2025	GBP	8,207		$11,062	25	0

UAG	10/2025		286	ZAR	4,942	0	0
	10/2025	ZAR	4,944		$286	0	0
	11/2025		10,989		623	0	(11)
	12/2025		$1,772	MXN	33,375	36	0

Total Forward Foreign Currency Contracts						$561	$(604)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	94

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	82

Total Purchased Options							$160	$191

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
MYC	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.394%	$1,000	$(44)	$51	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$ 2,100	$(51)	$53	$2	$0

Total Swap Agreements						$(95)	$104	$9	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$11	$0	$0	$11	$(2)	$0	$0	$(2)	$9	$0	$9
BPS	26	0	0	26	(1)	0	0	(1)	25	0	25
BRC	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
BSH	0	0	0	0	(322)	0	0	(322)	(322)	394	72
CBK	1	0	0	1	(29)	0	0	(29)	(28)	0	(28)
GLM	279	105	0	384	0	0	0	0	384	(230)	154
JPM	7	0	0	7	(15)	0	0	(15)	(8)	0	(8)
MYC	0	86	9	95	0	0	0	0	95	82	177
MYI	19	0	0	19	(19)	0	0	(19)	0	0	0
SCX	60	0	0	60	(64)	0	0	(64)	(4)	0	(4)
SOG	97	0	0	97	(132)	0	0	(132)	(35)	0	(35)
SSB	25	0	0	25	0	0	0	0	25	0	25
UAG	36	0	0	36	(11)	0	0	(11)	25	0	25

Total Over the Counter	$561	$191	$9	$761	$(604)	$0	$0	$(604)

(o)

Securities with an aggregate market value of $476 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	71

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$86	$86
Swap Agreements	0	0	0	0	135	135

	$0	$0	$0	$0	$221	$221

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$561	$0	$561
Purchased Options	0	0	0	0	191	191
Swap Agreements	0	9	0	0	0	9

	$0	$9	$0	$561	$191	$761

	$0	$9	$0	$561	$412	$982

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$30	$30
Swap Agreements	0	0	0	0	121	121

	$0	$0	$0	$0	$151	$151

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$604	$0	$604

	$0	$0	$0	$604	$151	$755

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$63	$63
Futures	0	0	0	0	1,379	1,379
Swap Agreements	0	5	0	0	1,218	1,223

	$0	$5	$0	$0	$2,660	$2,665

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,952)	$0	$(2,952)
Written Options	0	0	0	0	145	145
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$(2,952)	$145	$(2,796)

	$0	$16	$0	$(2,952)	$2,805	$(131)

72	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(165)	$(165)
Swap Agreements	0	4	0	0	(1,987)	(1,983)

	$0	$4	$0	$0	$(2,152)	$(2,148)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$903	$0	$903
Purchased Options	0	0	0	0	6	6
Written Options	0	0	0	0	(35)	(35)
Swap Agreements	0	22	0	0	0	22

	$0	$22	$0	$903	$(29)	$896

	$0	$26	$0	$903	$(2,181)	$(1,252)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$301	$0	$301
Corporate Bonds & Notes
Banking & Finance	0	58,032	0	58,032
Industrials	0	22,337	7,100	29,437
Utilities	0	11,344	0	11,344
U.S. Government Agencies	0	172,609	0	172,609
U.S. Treasury Obligations	0	48,405	0	48,405
Non-Agency Mortgage-Backed Securities	0	40,060	0	40,060
Asset-Backed Securities
Automobile Sequential	0	4,128	0	4,128
CMBS Other	0	400	0	400
Home Equity Other	0	10,279	0	10,279
Whole Loan Collateral	0	2,525	0	2,525
Other ABS	0	20,177	0	20,177
Sovereign Issues	0	14,403	0	14,403
Common Stocks
Financials	61	0	0	61
Preferred Securities
Banking & Finance	0	341	0	341
Industrials	0	632	0	632
Short-Term Instruments
Repurchase Agreements	0	17,100	0	17,100

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
U.S. Treasury Bills	$0	$422	$0	$422

Total Investments	$61	$423,495	$7,100	$430,656

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,352)	$0	$(16,352)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	188	0	221
Over the counter	0	761	0	761

	$33	$949	$0	$982

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(151)	0	(151)
Over the counter	0	(604)	0	(604)

	$0	$(755)	$0	$(755)

Total Financial Derivative Instruments	$33	$194	$0	$227

Totals	$94	$407,337	$7,100	$414,531

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$7,100	$0	$0	$0	$0	$0	$0	$7,100	$0
Asset-Backed Securities
Other ABS	1,514	0	0	0	0	132	0	(1,646)	0	0
Common Stocks
Financials	4	0	0	0	0	57	0	(61)	0	0

Totals	$1,518	$7,100	$0	$0	$0	$189	$0	$(1,707)	$7,100	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	73

Schedule of Investments	PIMCO ESG Income Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$ 7,100	Recent Transaction	Purchase Price	100.000	—

Total	$ 7,100

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

74	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%

ABG Intermediate Holdings 2 LLC
6.413% (TSFR1M + 2.250%) due 12/21/2028 ~	$4,975	$4,971
6.413% (TSFR1M + 2.250%) due 02/13/2032 ~	2,910	2,910

Allied Universal Holdco LLC
7.513% (TSFR1M + 3.250%) due 08/20/2032 ~	4,400	4,421

Amentum Government Services Holdings LLC
6.413% (TSFR1M + 2.250%) due 09/29/2031 ~	2,807	2,810

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032 «	15,225	15,168

B&G Foods, Inc.
7.663% (TSFR1M + 3.500%) due 10/10/2029 ~	15,559	14,984

Barnes Group, Inc.
6.913% (TSFR1M + 2.750%) due 01/27/2032 ~	6,169	6,183

Bausch & Lomb Corp.
8.413% (TSFR1M + 4.250%) due 01/15/2031 ~	1,721	1,724

Charlotte Buyer, Inc.
8.425% (TSFR1M + 4.250%) due 02/11/2028 ~	7,860	7,858

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	2,674	2,667
7.750% due 12/09/2031	27,132	27,412

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	85	85
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	5,027	5,025

Coreweave Compute Acquisition Co. IV LLC
TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ	4,000	4,116

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	7,861	7,736

DirecTV Financing LLC
9.820% (TSFR3M + 5.250%) due 08/02/2029 ~	7,518	7,540

Endure Digital, Inc.
7.838% (TSFR1M + 3.500%) due 02/10/2028 «~	744	540

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	14,375	14,331

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	1,875	1,877

Gray Television, Inc.
9.530% (TSFR1M + 5.250%) due 06/04/2029 ~	90	90

INEOS U.S. Finance LLC
7.163% (TSFR1M + 3.000%) due 02/07/2031 ~	2,263	2,040
7.413% (TSFR1M + 3.250%) due 02/18/2030 ~	14,054	12,772

LC AHAB U.S. Bidco LLC
7.163% (TSFR1M + 3.000%) due 05/01/2031 ~	1,726	1,727

McAfee LLC
7.223% (TSFR1M + 3.000%) due 03/01/2029 ~	20,852	19,979

Paradigm Parent LLC
8.822% (TSFR3M + 4.500%) due 04/16/2032 ~	1,750	1,575

Petco Health & Wellness Co., Inc.
TBD% due 03/03/2028	9,400	9,177

Polaris Newco LLC
8.570% (TSFR3M + 4.000%) due 06/02/2028 ~	8,104	7,828

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	$16,000	$15,937

Specialty Building Products Holdings LLC
8.013% (TSFR1M + 3.750%) due 10/15/2028 ~	9,638	9,313

Stepstone Group MidCo 2 GmbH
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~	31,421	29,889

Syniverse Holdings, Inc.
11.002% (TSFR3M + 7.000%) due 05/13/2027 ~	3,869	3,786

TransDigm, Inc.
6.252% (TSFR3M + 2.250%) due 03/22/2030 ~	2,794	2,795
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~	10,174	10,181

USI, Inc.
6.252% (TSFR3M + 2.250%) due 09/29/2030 ~	7,885	7,883

Varsity Brands, Inc.
7.026% (TSFR3M + 3.000%) due 08/26/2031 ~	7,885	7,896

Veritiv Corp.
8.002% (TSFR3M + 4.000%) due 11/30/2030 ~	2,469	2,447

Virgin Media Bristol LLC
7.515% (TSFR1M + 3.250%) due 01/31/2029 ~	12,925	12,935

Voyager Parent LLC
8.752% (TSFR3M + 4.750%) due 07/01/2032 ~	3,300	3,311

X Corp.
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~	20,418	20,057

Total Loan Participations and Assignments (Cost $315,125)		313,976

CORPORATE BONDS & NOTES 85.3%

BANKING & FINANCE 14.0%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~	250	250

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~	2,100	2,257
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~	2,100	2,210

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	15,000	15,355
6.750% due 04/15/2028	3,000	3,056
7.000% due 01/15/2031	13,525	13,985

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	9,600	9,875

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	9,575	9,393

Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,042
8.000% due 11/01/2031	3,000	3,415

AmWINS Group, Inc.
4.875% due 06/30/2029	5,225	5,082
6.375% due 02/15/2029	7,450	7,606

Armor RE II Ltd.
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~	750	815

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125% due 05/15/2031	2,825	2,935

Bayou Re Ltd.
22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~	250	282

BNP Paribas SA
8.500% due 08/14/2028 •(f)(h)	8,000	8,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boost Newco Borrower LLC
7.500% due 01/15/2031	$12,300	$13,058

Bread Financial Holdings, Inc.
8.375% due 06/15/2035 •	2,875	2,955

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	6,269	6,162

Burford Capital Global Finance LLC
7.500% due 07/15/2033	6,325	6,444
9.250% due 07/01/2031	31,025	33,005

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~	850	894

Charles River Re Ltd.
11.536% due 05/10/2031 •	250	265

Coinbase Global, Inc.
3.375% due 10/01/2028	11,043	10,490

Credit Acceptance Corp.
9.250% due 12/15/2028	3,075	3,235

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	6,325	6,356

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028	10,000	9,735

Diversified Healthcare Trust
7.250% due 10/15/2030	5,100	5,190

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030 (a)	7,000	7,000

Encore Capital Group, Inc.
6.625% due 04/15/2031 (a)	700	698
8.500% due 05/15/2030	23,525	25,002
9.250% due 04/01/2029	6,325	6,682

Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~	1,100	1,162
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~	1,100	1,159
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~	630	663

Fortitude Group Holdings LLC
6.250% due 04/01/2030	1,000	1,039

Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,891
12.000% due 10/01/2028	10,425	11,050
12.250% due 10/01/2030	18,375	20,514

Freedom Mortgage Holdings LLC
7.875% due 04/01/2033	3,925	4,047
9.125% due 05/15/2031	8,900	9,477
9.250% due 02/01/2029	6,400	6,739

FS KKR Capital Corp.
6.125% due 01/15/2031	11,350	11,250

FTAI Aviation Investors LLC
5.500% due 05/01/2028	6,000	6,006
5.875% due 04/15/2033	4,875	4,910
7.000% due 05/01/2031	16,515	17,291

GGAM Finance Ltd.
6.875% due 04/15/2029	6,021	6,259

Global Atlantic Fin Co.
4.700% due 10/15/2051 •	6,100	6,010

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~	300	300

Greystar Real Estate Partners LLC
7.750% due 09/01/2030	5,600	5,924

Highwoods Realty LP
3.050% due 02/15/2030	1,700	1,575

HUB International Ltd.
7.250% due 06/15/2030	14,150	14,768

Hudson Pacific Properties LP
3.250% due 01/15/2030	3,850	3,310
5.950% due 02/15/2028	5,500	5,428

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027	2,825	2,779
6.250% due 05/15/2026	3,380	3,379
10.000% due 11/15/2029	10,775	10,836

Integrity RE III Ltd.
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~	250	263

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	75

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		$250	$266
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		300	337

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (a)		29,350	29,157

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032		3,605	3,477

Iron Mountain, Inc.
4.500% due 02/15/2031		5,925	5,661
4.875% due 09/15/2027		13,196	13,143
4.875% due 09/15/2029		16,050	15,813
5.250% due 07/15/2030		1,900	1,880
5.625% due 07/15/2032		394	392
6.250% due 01/15/2033		2,850	2,909

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		17,675	18,372
7.125% due 04/30/2031		40,750	42,774

Jefferson Capital Holdings LLC
9.500% due 02/15/2029		4,825	5,099

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,174

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$6,100	6,051
4.750% due 06/15/2029		2,075	2,038
7.000% due 07/15/2031		6,450	6,767

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		1,150	1,284

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		250	250

Millrose Properties, Inc.
6.250% due 09/15/2032		8,900	8,929
6.375% due 08/01/2030		10,425	10,610

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	181

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		$9,650	10,261

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	5,069
5.500% due 08/15/2028		11,000	11,000
5.750% due 11/15/2031		9,675	9,808
6.500% due 08/01/2029		15,440	15,891
7.125% due 02/01/2032		11,450	11,985

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		250	262

Navient Corp.
5.000% due 03/15/2027		3,875	3,861
6.750% due 06/15/2026		424	429

Newmark Group, Inc.
7.500% due 01/12/2029		35,575	38,189

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,925	3,787
5.625% due 09/29/2028		18,150	18,173
6.125% due 09/30/2030		26,850	26,876
6.950% due 09/15/2026		4,650	4,714
7.050% due 09/15/2028		10,395	10,830

OneMain Finance Corp.
3.500% due 01/15/2027		7,434	7,270
5.375% due 11/15/2029		9,000	8,905
6.125% due 05/15/2030		10,050	10,185
6.625% due 05/15/2029		13,650	14,048
7.500% due 05/15/2031		15,725	16,452

Orange Capital RE DAC
7.979% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	296

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027		$13,314	13,324

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		250	265
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		250	267

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$7,650	$5,766

Panther Escrow Issuer LLC
7.125% due 06/01/2031		27,025	28,128

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875% due 10/01/2028		3,100	3,097

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		8,885	9,025

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,593
5.750% due 09/15/2031		7,500	7,441
6.875% due 05/15/2032		8,900	9,229
7.125% due 11/15/2030		14,650	15,268
7.875% due 12/15/2029		7,650	8,124

PRA Group, Inc.
8.875% due 01/31/2030		3,600	3,719

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		1,300	1,381

Rfna LP
7.875% due 02/15/2030		3,450	3,518

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		17,000	16,686
6.500% due 04/01/2032		3,150	3,241

RLJ Lodging Trust LP
3.750% due 07/01/2026		2,105	2,085
4.000% due 09/15/2029		11,800	11,153

Rocket Cos., Inc.
6.125% due 08/01/2030		22,025	22,621

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% due 03/01/2029		4,100	3,914
3.875% due 03/01/2031		5,800	5,421

SBA Communications Corp.
3.125% due 02/01/2029		20,500	19,195

Service Properties Trust
0.000% due 09/30/2028 (e)		15,100	13,330

SLM Corp.
6.500% due 01/31/2030		7,975	8,317

Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	992
5.250% due 10/15/2028 (a)		4,550	4,554
5.750% due 01/15/2031 (a)		17,675	17,686
6.000% due 04/15/2030		4,425	4,496
6.500% due 07/01/2030		6,875	7,117
6.500% due 10/15/2030		4,775	4,944

Synchrony Financial
7.250% due 02/02/2033		1,000	1,068

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		250	261
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	312
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255

UniCredit SpA
5.459% due 06/30/2035 •		18,500	18,659

Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		550	555

USI, Inc.
7.500% due 01/15/2032		500	525

UWM Holdings LLC
6.250% due 03/15/2031		14,700	14,639

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		7,400	7,658

Vornado Realty LP
3.400% due 06/01/2031		4,270	3,839

Windmill III Re DAC
7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~	$250	$260

		1,106,649

INDUSTRIALS 67.6%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	13,950	13,340
3.875% due 01/15/2028	20,000	19,549
4.000% due 10/15/2030	43,900	41,418
4.375% due 01/15/2028	9,000	8,856

1261229 BC Ltd.
10.000% due 04/15/2032	20,100	20,619

180 Medical, Inc.
3.875% due 10/15/2029	11,000	10,546

AAR Escrow Issuer LLC
6.750% due 03/15/2029	2,350	2,421

ADT Security Corp.
4.875% due 07/15/2032	2,075	2,012
5.875% due 10/15/2033 (a)	27,625	27,625

Advance Auto Parts, Inc.
3.900% due 04/15/2030	750	697
7.000% due 08/01/2030	19,775	20,360

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028	3,750	3,231

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028	13,822	13,415

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029	3,125	2,966
4.625% due 01/15/2027	4,801	4,778
5.875% due 02/15/2028	5,284	5,290

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	48,530	50,316

Allied Universal Holdco LLC
7.875% due 02/15/2031	3,025	3,174

Allison Transmission, Inc.
3.750% due 01/30/2031	12,775	11,812
4.750% due 10/01/2027	2,425	2,410

Altice France SA
5.125% due 01/15/2029	16,300	14,028
5.125% due 07/15/2029	16,200	13,917
5.500% due 01/15/2028	15,200	13,452
5.500% due 10/15/2029	11,250	9,787

Alumina Pty. Ltd.
6.125% due 03/15/2030	12,150	12,436

AMC Networks, Inc.
10.250% due 01/15/2029	10,450	11,021

Amentum Holdings, Inc.
7.250% due 08/01/2032	3,550	3,689

Amer Sports Co.
6.750% due 02/16/2031	6,750	7,024

American Airlines Pass-Through Trust
3.375% due 11/01/2028	2,598	2,557

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	8,503	8,513
5.750% due 04/20/2029	30,325	30,464

American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	1,650	1,652

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	16,908	16,058
4.000% due 01/15/2028	9,125	8,950

Amkor Technology, Inc.
5.875% due 10/01/2033	1,075	1,087

ams-OSRAM AG
12.250% due 03/30/2029	23,795	25,629

Apache Corp.
4.875% due 11/15/2027	3,900	3,927

APi Group DE, Inc.
4.125% due 07/15/2029	19,750	19,109

Aramark Services, Inc.
5.000% due 02/01/2028	10,825	10,787

Arches Buyer, Inc.
4.250% due 06/01/2028	3,700	3,629

76	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arcosa, Inc.
6.875% due 08/15/2032	$600	$627

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	3,000	2,853

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029	2,225	2,222

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	15,175	14,871

AthenaHealth Group, Inc.
6.500% due 02/15/2030	8,650	8,587

ATS Corp.
4.125% due 12/15/2028	11,000	10,549

Avantor Funding, Inc.
4.625% due 07/15/2028	8,650	8,517

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	18,201	17,654
5.750% due 07/15/2027	2,818	2,815

Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/2031	725	759

Axalta Coating Systems LLC
3.375% due 02/15/2029	23,200	22,000

Axon Enterprise, Inc.
6.125% due 03/15/2030	8,650	8,905
6.250% due 03/15/2033	4,200	4,334

B&G Foods, Inc.
8.000% due 09/15/2028	12,450	12,079

Ball Corp.
2.875% due 08/15/2030	25,875	23,524

Bausch & Lomb Corp.
8.375% due 10/01/2028	20,340	21,224

Beacon Mobility Corp.
7.250% due 08/01/2030	8,775	9,130

Beignet
6.850% due 06/01/2049 «(a)	81,775	81,775

BellRing Brands, Inc.
7.000% due 03/15/2030	2,000	2,068

BKV Upstream Midstream LLC
7.500% due 10/15/2030	12,425	12,426

Block, Inc.
2.750% due 06/01/2026	10,850	10,716
3.500% due 06/01/2031	26,075	24,287
5.625% due 08/15/2030	16,500	16,729
6.000% due 08/15/2033	10,300	10,555
6.500% due 05/15/2032	16,200	16,780

Boise Cascade Co.
4.875% due 07/01/2030	800	784

Bombardier, Inc.
8.750% due 11/15/2030	1,250	1,350

Boyd Gaming Corp.
4.750% due 06/15/2031	4,450	4,294

Brink’s Co.
4.625% due 10/15/2027	4,125	4,088

Builders FirstSource, Inc.
4.250% due 02/01/2032	24,457	23,021
5.000% due 03/01/2030	16,100	15,952
6.750% due 05/15/2035	2,600	2,718

BWX Technologies, Inc.
4.125% due 06/30/2028	4,350	4,250
4.125% due 04/15/2029	11,025	10,683

Camelot Finance SA
4.500% due 11/01/2026	1,501	1,497

Capstone Borrower, Inc.
8.000% due 06/15/2030	2,775	2,905

Carnival Corp.
4.000% due 08/01/2028	3,000	2,959
5.750% due 03/15/2030	9,800	10,012
5.750% due 08/01/2032	42,425	43,228
5.875% due 06/15/2031	5,225	5,358
6.000% due 05/01/2029	11,075	11,247

Carvana Co.
9.000% due 06/01/2031	4,200	4,758

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030	11,025	11,543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	$27,975	$25,789
4.500% due 08/15/2030	27,000	25,518
4.500% due 05/01/2032	3,650	3,324
4.750% due 03/01/2030	26,800	25,737
5.000% due 02/01/2028	22,825	22,624
5.125% due 05/01/2027	5,500	5,467
5.375% due 06/01/2029	24,300	24,156

Celanese U.S. Holdings LLC
1.400% due 08/05/2026	8,102	7,855
6.500% due 04/15/2030	3,850	3,878

Centene Corp.
2.450% due 07/15/2028	400	372

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	6,725	5,935

Century Communities, Inc.
6.625% due 09/15/2033	6,375	6,436

Cerdia Finanz GmbH
9.375% due 10/03/2031	40,249	42,714

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028	2,514	2,457

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	1,875	1,856
7.625% due 07/01/2029	4,553	4,753

Chord Energy Corp.
6.000% due 10/01/2030	13,275	13,191
6.750% due 03/15/2033	29,050	29,451

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	19,975	17,288
5.250% due 05/15/2030	6,175	5,592
6.000% due 01/15/2029	11,942	11,602
9.750% due 01/15/2034	25,950	26,618
10.875% due 01/15/2032	14,825	15,720

Churchill Downs, Inc.
4.750% due 01/15/2028	21,600	21,327
5.500% due 04/01/2027	375	375
6.750% due 05/01/2031	8,400	8,619

Cimpress PLC
7.375% due 09/15/2032	125	125

Civitas Resources, Inc.
5.000% due 10/15/2026	4,550	4,531
8.750% due 07/01/2031	8,575	8,796

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	16,700	16,086

Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	7,025	7,267
7.500% due 03/15/2033	8,125	8,501

Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	1,629	1,630
6.875% due 11/01/2029	2,144	2,187
7.625% due 01/15/2034	6,415	6,614

Cloud Software Group, Inc.
6.500% due 03/31/2029	18,425	18,611
6.625% due 08/15/2033	13,100	13,349

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,122
6.750% due 04/15/2032	5,175	5,313
6.875% due 01/15/2030	9,350	9,603
8.750% due 04/15/2030	26,050	26,784

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	24,675	24,002
7.000% due 06/15/2027	4,875	4,866

Coherent Corp.
5.000% due 12/15/2029	1,400	1,382

CommScope LLC
4.750% due 09/01/2029	6,625	6,591

Comstock Resources, Inc.
5.875% due 01/15/2030	5,300	5,108
6.750% due 03/01/2029	9,300	9,280

Connect Finco SARL/Connect U.S. Finco LLC
9.000% due 09/15/2029	6,700	7,053

Consolidated Communications, Inc.
5.000% due 10/01/2028	4,000	4,050

CoreWeave, Inc.
9.000% due 02/01/2031	29,400	30,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 06/01/2030	$7,300	$7,548

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	41,555	41,196

Crescent Energy Finance LLC
7.375% due 01/15/2033	7,950	7,747
7.625% due 04/01/2032	5,500	5,466
8.375% due 01/15/2034	11,250	11,408

Crocs, Inc.
4.125% due 08/15/2031	5,000	4,588

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	19,730	18,823

Czechoslovak Group AS
6.500% due 01/10/2031	19,200	19,846

DaVita, Inc.
4.625% due 06/01/2030	18,325	17,577

Dcli Bidco LLC
7.750% due 11/15/2029	13,975	14,544

Deluxe Corp.
8.125% due 09/15/2029	4,750	4,966

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030	14,100	14,952

Directv Financing LLC
8.875% due 02/01/2030	19,625	19,409

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027	6,589	6,587

Discovery Communications LLC
3.625% due 05/15/2030	4,050	3,746
3.950% due 03/20/2028	14,875	14,534
6.350% due 06/01/2040	1,100	1,015

DISH Network Corp.
11.750% due 11/15/2027	18,211	19,287

DT Midstream, Inc.
4.375% due 06/15/2031	2,775	2,683

EchoStar Corp.
10.750% due 11/30/2029	31,594	34,784

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)	13,725	14,160

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032	8,575	8,733

Element Solutions, Inc.
3.875% due 09/01/2028	12,500	12,125

Ellucian Holdings, Inc.
6.500% due 12/01/2029	5,475	5,576

EQT Corp.
4.500% due 01/15/2029	14,072	14,078
6.500% due 07/01/2027	7,950	8,141
7.500% due 06/01/2030	1,875	2,069

Fair Isaac Corp.
4.000% due 06/15/2028	3,100	3,019

First Quantum Minerals Ltd.
7.250% due 02/15/2034	1,300	1,345

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029	13,250	12,614

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	9,625	9,196
4.500% due 09/15/2027	6,625	6,599
5.875% due 04/15/2030	6,300	6,461

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	6,325	6,630

Froneri Lux FinCo SARL
6.000% due 08/01/2032	11,525	11,553

Frontier Communications Holdings LLC
6.000% due 01/15/2030	19,200	19,443
8.625% due 03/15/2031	5,500	5,803

Gap, Inc.
3.625% due 10/01/2029	12,629	11,832
3.875% due 10/01/2031	4,775	4,363

Garda World Security Corp.
4.625% due 02/15/2027	4,200	4,172

GFL Environmental, Inc.
3.500% due 09/01/2028	8,000	7,811
4.000% due 08/01/2028	14,900	14,561
4.375% due 08/15/2029	3,000	2,929

Global Medical Response, Inc.
7.375% due 10/01/2032	10,500	10,814

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	77

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	$12,100	$11,480
5.250% due 12/01/2027	1,727	1,726

Goat Holdco LLC
6.750% due 02/01/2032	9,298	9,539

goeasy Ltd.
6.875% due 05/15/2030	2,475	2,465
7.375% due 10/01/2030	24,525	24,667
7.625% due 07/01/2029	15,375	15,593
9.250% due 12/01/2028	10,750	11,227

Graham Packaging Co., Inc.
7.125% due 08/15/2028	25,050	25,138

Graphic Packaging International LLC
3.750% due 02/01/2030	2,450	2,292
4.750% due 07/15/2027	1,075	1,068

Gray Media, Inc.
4.750% due 10/15/2030	1,825	1,403
5.375% due 11/15/2031	3,200	2,406
10.500% due 07/15/2029 (j)	5,950	6,438

Griffon Corp.
5.750% due 03/01/2028	14,945	14,963

Grifols SA
4.750% due 10/15/2028	6,000	5,834

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	4,150	4,264

HealthEquity, Inc.
4.500% due 10/01/2029	11,800	11,456

Herc Holdings, Inc.
5.500% due 07/15/2027	5,004	4,995
7.000% due 06/15/2030	5,775	6,003
7.250% due 06/15/2033	4,900	5,119

Hess Midstream Operations LP
5.875% due 03/01/2028	3,325	3,392

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	19,000	17,407
3.750% due 05/01/2029	9,400	9,049
4.000% due 05/01/2031	12,100	11,460
5.750% due 09/15/2033	5,375	5,451

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029	6,075	5,847

Hologic, Inc.
3.250% due 02/15/2029	17,675	17,083

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	12,125	12,370
7.375% due 07/15/2032	18,145	18,849

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000% due 02/15/2029 (j)	4,550	4,761

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)	8,750	9,162

Imola Merger Corp.
4.750% due 05/15/2029	12,400	12,071

INEOS Finance PLC
6.750% due 05/15/2028	4,000	3,927

Ingevity Corp.
3.875% due 11/01/2028	46,104	44,341

Insulet Corp.
6.500% due 04/01/2033	4,850	5,047

IQVIA, Inc.
6.250% due 06/01/2032	29,650	30,521

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031	32,575	33,068

Kaiser Aluminum Corp.
4.625% due 03/01/2028	7,598	7,519

KBR, Inc.
4.750% due 09/30/2028	1,982	1,962

Kinetik Holdings LP
6.625% due 12/15/2028	1,000	1,027

Kioxia Holdings Corp.
0.000% due 07/24/2030	20,475	20,908

Kodiak Gas Services LLC
6.500% due 10/01/2033	7,125	7,259
6.750% due 10/01/2035	3,775	3,878
7.250% due 02/15/2029	2,850	2,959

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	$22,900	$22,717

Lamar Media Corp.
3.625% due 01/15/2031	2,800	2,607
3.750% due 02/15/2028	5,565	5,415
4.000% due 02/15/2030	4,800	4,600
5.375% due 11/01/2033	6,450	6,411

Lamb Weston Holdings, Inc.
4.875% due 05/15/2028	6,000	5,985

LBM Acquisition LLC
9.500% due 06/15/2031	4,600	4,840

Level 3 Financing, Inc.
4.500% due 04/01/2030	8,250	7,580
6.875% due 06/30/2033	8,725	8,900
7.000% due 03/31/2034	34,450	35,073

LifePoint Health, Inc.
8.375% due 02/15/2032	9,675	10,320
9.875% due 08/15/2030	9,575	10,381
11.000% due 10/15/2030	23,070	25,456

Light & Wonder International, Inc.
7.500% due 09/01/2031	3,600	3,747

Lithia Motors, Inc.
3.875% due 06/01/2029	1,000	956
4.375% due 01/15/2031	1,875	1,782
4.625% due 12/15/2027	5,175	5,128
5.500% due 10/01/2030	13,050	13,043

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	3,775	3,693

Madison IAQ LLC
4.125% due 06/30/2028	3,100	3,028

Matador Resources Co.
6.250% due 04/15/2033	23,124	23,290
6.500% due 04/15/2032	14,101	14,246

Match Group Holdings II LLC
3.625% due 10/01/2031	2,975	2,699
4.625% due 06/01/2028	5,000	4,916
5.000% due 12/15/2027	9,807	9,787
6.125% due 09/15/2033	9,475	9,566

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	21,000	21,232

Maxam Prill SARL
7.750% due 07/15/2030	3,625	3,652

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	6,659	6,661
7.375% due 09/01/2031	8,800	9,150

Medline Borrower LP
3.875% due 04/01/2029	53,550	51,685
5.250% due 10/01/2029 (j)	1,000	992

MEG Energy Corp.
5.875% due 02/01/2029	23,575	23,592

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	13,950	12,033

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	2,470	2,403

Mineral Resources Ltd.
7.000% due 04/01/2031 (a)	7,225	7,323

Molina Healthcare, Inc.
4.375% due 06/15/2028	13,975	13,642

Motion Finco SARL
8.375% due 02/15/2032	13,775	11,924

Murphy Oil USA, Inc.
3.750% due 02/15/2031	12,975	12,086
5.625% due 05/01/2027	5,250	5,260

NCL Corp. Ltd.
5.875% due 01/15/2031	7,475	7,480

NCR Atleos Corp.
9.500% due 04/01/2029	5,650	6,120

NCR Voyix Corp.
5.125% due 04/15/2029	7,000	6,896
5.250% due 10/01/2030	10,500	10,028

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	9,350	9,187

Newell Brands, Inc.
6.375% due 05/15/2030	3,300	3,278

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 06/01/2028		$12,125	$12,855

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «		24,900	17,679

Nexstar Media, Inc.
4.750% due 11/01/2028 (j)		8,900	8,694
5.625% due 07/15/2027		10,975	10,968

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		3,000	2,946
4.810% due 09/17/2030		1,600	1,508
7.500% due 07/17/2030		10,925	11,474
7.750% due 07/17/2032		4,475	4,739
8.125% due 07/17/2035		2,775	2,981

Noble Finance II LLC
8.000% due 04/15/2030		31,864	33,005

Nordstrom, Inc.
4.250% due 08/01/2031		1,850	1,690
4.375% due 04/01/2030		250	236
5.000% due 01/15/2044		6,000	4,438

Northriver Midstream Finance LP
6.750% due 07/15/2032		10,800	11,051

NOVA Chemicals Corp.
4.250% due 05/15/2029		8,175	7,918
7.000% due 12/01/2031		1,500	1,582

Novelis Corp.
3.875% due 08/15/2031		6,700	6,114
4.750% due 01/30/2030		19,000	18,344
6.875% due 01/30/2030		2,600	2,698

Novelis Sheet Ingot GmbH
3.375% due 04/15/2029	EUR	2,075	2,378

NuStar Logistics LP
6.375% due 10/01/2030		$13,625	14,120

Odeon Finco PLC
12.750% due 11/01/2027		1,150	1,194

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		10,006	9,631
7.125% due 10/01/2027		2,086	2,124
7.250% due 02/15/2033 (a)		20,025	20,058

ON Semiconductor Corp.
3.875% due 09/01/2028		13,000	12,633

Open Text Corp.
3.875% due 12/01/2029		1,375	1,301

Open Text Holdings, Inc.
4.125% due 02/15/2030		5,965	5,658

Option Care Health, Inc.
4.375% due 10/31/2029		15,000	14,480

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		27,175	26,278
6.750% due 05/15/2034		2,100	2,016

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		5,100	4,960

Park River Holdings, Inc.
8.000% due 03/15/2031 (a)		2,075	2,103

Parkland Corp.
4.500% due 10/01/2029		3,000	2,924

Performance Food Group, Inc.
4.250% due 08/01/2029		15,075	14,660
5.500% due 10/15/2027		2,000	1,997

Permian Resources Operating LLC
5.875% due 07/01/2029		9,709	9,760
6.250% due 02/01/2033		28,125	28,670
7.000% due 01/15/2032		7,750	8,044
8.000% due 04/15/2027		2,900	2,947

Pilgrim’s Pride Corp.
3.500% due 03/01/2032		3,200	2,932

Post Holdings, Inc.
4.500% due 09/15/2031		9,850	9,212
4.625% due 04/15/2030		20,475	19,762
5.500% due 12/15/2029		29,600	29,514

Precision Drilling Corp.
6.875% due 01/15/2029		2,400	2,415

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		9,300	9,682

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		3,000	2,920

78	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	$11,050	$10,734
6.250% due 04/01/2029	24,743	24,759

PTC, Inc.
4.000% due 02/15/2028	6,205	6,082

Qnity Electronics, Inc.
5.750% due 08/15/2032	8,950	9,029
6.250% due 08/15/2033	2,075	2,122

Quikrete Holdings, Inc.
6.375% due 03/01/2032	33,965	35,209

QXO Building Products, Inc.
6.750% due 04/30/2032	19,925	20,680

Radiology Partners, Inc.
8.500% due 07/15/2032	1,625	1,684

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	5,895	6,196

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	3,025	3,148
9.750% due 04/15/2029	20,950	23,576
11.250% due 02/15/2027	5,800	6,293

Rand Parent LLC
8.500% due 02/15/2030	24,175	25,141

Range Resources Corp.
4.750% due 02/15/2030	9,425	9,226

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	21,875	22,535

ROBLOX Corp.
3.875% due 05/01/2030	10,000	9,547

Sabre GLBL, Inc.
8.625% due 06/01/2027	434	440
10.750% due 11/15/2029	1,775	1,722

Science Applications International Corp.
5.875% due 11/01/2033	12,025	12,036

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	1,100	1,076

SCIL IV LLC/SCIL USA Holdings LLC
5.375% due 11/01/2026	2,900	2,900

Scripps Escrow II, Inc.
3.875% due 01/15/2029 (j)	3,400	2,998

Seadrill Finance Ltd.
8.375% due 08/01/2030	28,375	29,482

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	7,988	7,748
5.750% due 12/01/2034	1,600	1,599
5.875% due 07/15/2030	12,000	12,239
9.625% due 12/01/2032	10,000	11,335

Service Corp. International
3.375% due 08/15/2030	14,875	13,797

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% due 08/15/2032	6,650	6,880

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	26,950	25,877

Sirius XM Radio LLC
3.125% due 09/01/2026	10,275	10,143
3.875% due 09/01/2031	25,525	23,149
4.125% due 07/01/2030	27,225	25,553
5.000% due 08/01/2027	1,950	1,942

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	3,245	3,179

SM Energy Co.
6.750% due 08/01/2029	14,104	14,183
7.000% due 08/01/2032	3,325	3,330

Snap, Inc.
6.875% due 03/01/2033	19,997	20,461
6.875% due 03/15/2034	21,000	21,307

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	5,925	6,024

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	12,500	12,359

Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/12/2030 (b)	14,699	5,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SS&C Technologies, Inc.
5.500% due 09/30/2027	$1,700	$1,699
6.500% due 06/01/2032	5,675	5,873

Stagwell Global LLC
5.625% due 08/15/2029	21,625	21,025

Standard Industries, Inc.
3.375% due 01/15/2031	24,100	21,845
4.375% due 07/15/2030	9,675	9,282
4.750% due 01/15/2028	5,000	4,961

Staples, Inc.
10.750% due 09/01/2029	8,400	8,348

Star Parent, Inc.
9.000% due 10/01/2030	6,075	6,430

Station Casinos LLC
4.500% due 02/15/2028	13,925	13,700
4.625% due 12/01/2031	549	518
6.625% due 03/15/2032	10,175	10,459

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	5,750	6,060

Strathcona Resources Ltd.
6.875% due 08/01/2026	16,515	16,538

Sunoco LP
5.625% due 03/15/2031	15,000	14,899
6.250% due 07/01/2033	6,625	6,748
7.000% due 05/01/2029	9,325	9,662

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	3,550	3,466

TEGNA, Inc.
4.625% due 03/15/2028	8,675	8,540
5.000% due 09/15/2029	25,613	25,501

Teleflex, Inc.
4.625% due 11/15/2027	5,059	5,017

Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	10,707

Teva Pharmaceutical Finance Netherlands III BV
6.000% due 12/01/2032	14,785	15,409

TGS ASA
8.500% due 01/15/2030	18,188	18,751

Tidewater, Inc.
9.125% due 07/15/2030	10,975	11,778

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	13,182	13,145

TopBuild Corp.
3.625% due 03/15/2029	24,571	23,578
4.125% due 02/15/2032	22,558	21,164

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	13,150	12,894

TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,497
6.000% due 01/15/2033	15,000	15,179
6.250% due 01/31/2034	4,800	4,940
6.375% due 03/01/2029	23,400	23,953
6.750% due 01/31/2034	39,350	40,714
6.875% due 12/15/2030	14,625	15,167
7.125% due 12/01/2031	3,750	3,916

Transocean Aquila Ltd.
8.000% due 09/30/2028	723	744

Transocean International Ltd.
7.875% due 10/15/2032 (a)	10,388	10,492
8.000% due 02/01/2027 (j)	3,575	3,573
8.500% due 05/15/2031	10,000	9,808
8.750% due 02/15/2030	5,513	5,804

Travel & Leisure Co.
4.625% due 03/01/2030	3,375	3,255

Trivium Packaging Finance BV
8.250% due 07/15/2030	6,350	6,779

Tronox, Inc.
9.125% due 09/30/2030	5,325	5,220

Twilio, Inc.
3.625% due 03/15/2029	3,000	2,862
3.875% due 03/15/2031	6,200	5,834

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	6,225	6,382

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Foods, Inc.
4.625% due 06/01/2030	$9,000	$8,806
4.750% due 02/15/2029	23,375	23,052
5.750% due 04/15/2033	600	605
6.875% due 09/15/2028	3,525	3,637

UKG, Inc.
6.875% due 02/01/2031	13,475	13,914

United Airlines, Inc.
4.375% due 04/15/2026	5,325	5,321
4.625% due 04/15/2029	2,500	2,464

United Rentals North America, Inc.
3.750% due 01/15/2032	5,200	4,821
3.875% due 02/15/2031	1,000	947
4.000% due 07/15/2030	10,000	9,574
4.875% due 01/15/2028	2,000	1,996
6.125% due 03/15/2034	21,050	21,915

Univision Communications, Inc.
4.500% due 05/01/2029	19,450	18,362
7.375% due 06/30/2030	3,500	3,520
8.000% due 08/15/2028	16,100	16,696
8.500% due 07/31/2031	975	1,008
9.375% due 08/01/2032	16,525	17,624

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	17,775	17,854
7.125% due 03/15/2029	2,000	2,064

Valaris Ltd.
8.375% due 04/30/2030	39,525	41,049

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	6,925	6,245
4.125% due 08/15/2031	5,200	4,912

Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	39,375
8.125% due 06/01/2028	3,000	3,107
8.375% due 06/01/2031	67,100	70,500
9.500% due 02/01/2029	12,700	14,004
9.875% due 02/01/2032	8,962	9,763

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	12,350	13,008
6.750% due 01/15/2036	9,166	9,742
7.500% due 05/01/2033	13,575	15,009
7.750% due 05/01/2035	4,300	4,856

Veritiv Operating Co.
10.500% due 11/30/2030	6,775	7,280

Vertiv Group Corp.
4.125% due 11/15/2028	15,000	14,666

VF Corp.
2.800% due 04/23/2027	2,463	2,392
2.950% due 04/23/2030	3,065	2,704

Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/2029	1,550	1,627

Viking Cruises Ltd.
5.875% due 09/15/2027	3,885	3,889
5.875% due 10/15/2033 (a)	11,225	11,247
7.000% due 02/15/2029	4,300	4,325
9.125% due 07/15/2031	20,200	21,696

Virgin Media Finance PLC
5.000% due 07/15/2030	9,000	8,367

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	12,268
5.500% due 05/15/2029	26,825	26,541

Viridien
10.000% due 10/15/2030	4,175	4,295

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (j)	5,125	5,000
7.875% due 05/01/2027 (j)	9,950	10,114
9.500% due 06/01/2028	10,475	10,915

Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031	16,000	14,846
4.750% due 07/15/2031	16,000	15,070
7.750% due 04/15/2032	35,825	37,684

VOC Escrow Ltd.
5.000% due 02/15/2028	5,000	4,990

VZ Secured Financing BV
5.000% due 01/15/2032	6,691	6,058

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	79

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	$5,457	$5,387
4.054% due 03/15/2029	12,400	11,976
4.279% due 03/15/2032	12,975	11,905
5.050% due 03/15/2042	17,850	14,261

Waste Pro USA, Inc.
7.000% due 02/01/2033	4,965	5,155

Wayfair LLC
7.250% due 10/31/2029	8,643	8,933
7.750% due 09/15/2030	5,505	5,787

WBI Operating LLC
6.250% due 10/15/2030 (a)	9,475	9,487
6.500% due 10/15/2033 (a)	3,400	3,396

Weatherford International Ltd.
6.750% due 10/15/2033 (a)	23,450	23,481
8.625% due 04/30/2030	10,364	10,602

Western Digital Corp.
2.850% due 02/01/2029	8,000	7,531
3.100% due 02/01/2032	1,000	905
4.750% due 02/15/2026	750	750

WEX, Inc.
6.500% due 03/15/2033	350	358

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	4,755	4,816

Williams Scotsman, Inc.
4.625% due 08/15/2028	4,742	4,667

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	8,075	8,371

WR Grace Holdings LLC
5.625% due 08/15/2029	4,300	4,000
6.625% due 08/15/2032	10,850	10,735
7.375% due 03/01/2031	200	204

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	6,600	6,448

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027	16,000	15,994

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	8,000	8,035
6.250% due 03/15/2033	5,025	5,106
7.125% due 02/15/2031	12,500	13,465

Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	13,184
4.625% due 01/31/2032	12,500	12,161
4.750% due 01/15/2030	7,000	6,967
6.875% due 11/15/2037	1,950	2,171

Zayo Group Holdings, Inc.
9.250% due 03/09/2030	8,406	8,059

ZF North America Capital, Inc.
6.750% due 04/23/2030	23,210	22,667
6.875% due 04/23/2032	1,600	1,533
7.500% due 03/24/2031	12,325	12,249

Ziggo Bond Co. BV
5.125% due 02/28/2030	3,300	2,994

Ziggo BV
4.875% due 01/15/2030	27,700	26,169

ZipRecruiter, Inc.
5.000% due 01/15/2030	3,650	2,942

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	8,425	7,996

		5,362,382

UTILITIES 3.7%

AES Corp.
6.950% due 07/15/2055 •	9,300	9,150

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	10,059	10,498

Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% due 01/15/2028	1,775	1,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/2028	$12,025	$12,050

Calpine Corp.
3.750% due 03/01/2031	20,850	19,873
4.500% due 02/15/2028	7,750	7,722
4.625% due 02/01/2029	3,685	3,652
5.000% due 02/01/2031	15,000	14,965

Clearway Energy Operating LLC
4.750% due 03/15/2028	11,350	11,222

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	9,900	10,296

Edison International
8.125% due 06/15/2053 •	1,000	1,023

Electricite de France SA
9.125% due 03/15/2033 •(f)	9,600	11,138

Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	14,442	15,074
8.000% due 05/15/2033	4,350	4,553
8.875% due 04/15/2030	2,000	2,119

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	7,250	7,318

Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/2029	2,343	2,310
6.000% due 04/15/2030	2,000	1,973
6.000% due 02/01/2031	1,200	1,160
6.250% due 11/01/2028	2,900	2,909
6.875% due 05/15/2034	9,100	8,780

Leeward Renewable Energy Operations LLC
4.250% due 07/01/2029	1,368	1,294

Lightning Power LLC
7.250% due 08/15/2032	7,300	7,734

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	3,675	3,771
8.375% due 02/15/2032	2,250	2,307

NRG Energy, Inc.
3.375% due 02/15/2029	8,925	8,444
3.625% due 02/15/2031	2,425	2,244
5.750% due 07/15/2029	17,550	17,659
6.250% due 11/01/2034	9,700	9,949

Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.500% due 08/15/2028	3,100	3,024

PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028	2,000	1,989
7.875% due 09/15/2030	3,400	3,360

PG&E Corp.
7.375% due 03/15/2055 •	5,950	6,123

TerraForm Power Operating LLC
4.750% due 01/15/2030	5,300	5,127
5.000% due 01/31/2028	7,900	7,849

Vistra Operations Co. LLC
4.375% due 05/01/2029	17,725	17,367
5.000% due 07/31/2027	3,985	3,975
6.875% due 04/15/2032	23,850	24,962
7.750% due 10/15/2031	3,375	3,574

Vodafone Group PLC
5.125% due 06/04/2081 •	800	632

		290,942

Total Corporate Bonds & Notes (Cost $6,662,218)		6,759,973

U.S. TREASURY OBLIGATIONS 2.7%

U.S. Treasury Bonds
4.125% due 08/15/2044	13,150	12,210

U.S. Treasury Notes
0.750% due 04/30/2026 (l)	178,000	174,892
4.250% due 05/15/2035	29,625	29,903

Total U.S. Treasury Obligations (Cost $215,886)		217,005

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. (c)	548,816	$209

Total Common Stocks (Cost $8,168)		209

WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	602,610	229

Total Warrants (Cost $7,327)		229

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.8%

REPURCHASE AGREEMENTS (i) 5.0%
		397,600

U.S. TREASURY BILLS 0.8%
4.241% due 10/14/2025 - 11/28/2025 (d)(e)(l)	$59,189	58,833

Total Short-Term Instruments (Cost $456,421)		456,433

Total Investments in Securities (Cost $7,665,145)		7,747,825

	SHARES
INVESTMENTS IN AFFILIATES 7.1%

MUTUAL FUNDS 2.6%

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	666,600	34,530

PIMCO Senior Loan Active Exchange-Traded Fund	3,297,250	168,390

Total Mutual Funds (Cost $200,683)		202,920

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III	36,749,301	357,902

Total Short-Term Instruments (Cost $357,760)		357,902

Total Investments in Affiliates (Cost $558,443)		560,822

Total Investments 104.8% (Cost $8,223,588)		$8,308,647

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $45,988)		(188)

Other Assets and Liabilities, net (4.8)%		(382,573)

Net Assets 100.0%		$7,925,886

80	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Institutional Class Shares of each Fund.

(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.290%	09/30/2025	10/01/2025	$259,600	U.S. Treasury Notes 1.500% - 4.125% due 01/31/2027 - 10/31/2029	$(264,909)	$259,600	$259,631
SAL	4.180	10/01/2025	10/02/2025	138,000	U.S. Treasury Notes 2.750% due 04/30/2027	(140,871)	138,000	138,000

Total Repurchase Agreements						$(405,780)	$397,600	$397,631

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.990%	10/01/2025	10/31/2025		$(4,931)	$(4,930)
BPS	0.750	09/19/2025	TBD	(3)	(1,991)	(1,992)
BRC	3.600	09/19/2025	TBD	(3)	(2,588)	(2,591)
MSC	3.500	09/24/2025	10/31/2025		(2,231)	(2,233)
	3.750	09/19/2025	TBD	(3)	(7,592)	(7,602)
	3.800	09/19/2025	10/31/2025		(1,805)	(1,808)
	3.950	09/19/2025	10/01/2025		(4,920)	(4,926)
	4.010	09/19/2025	10/31/2025		(3,599)	(3,603)
	4.050	09/19/2025	10/31/2025		(765)	(766)

Total Reverse Repurchase Agreements						$(30,451)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$259,631	$(4,930)	$0	$254,701	$(264,909)	$(10,208)
BPS	0	(1,992)	0	(1,992)	1,930	(62)
BRC	0	(2,591)	0	(2,591)	2,999	408
MSC	0	(20,938)	0	(20,938)	27,385	6,447
SAL	138,000	0	0	138,000	(140,871)	(2,871)

Total Borrowings and Other Financing Transactions	$397,631	$(30,451)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	81

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(4,926)	$0	$(8,410)	$(12,185)	$(25,521)

Total Borrowings	$(4,926)	$0	$(8,410)	$(12,185)	$(25,521)

Payable for reverse repurchase agreements(5)					$(25,521)

(j)	Securities with an aggregate market value of $32,314 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(10,150) at a weighted average interest rate of 3.655%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(4,930) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	487	$101,490	$51	$53	$0
U.S. Treasury 5-Year Note December Futures	12/2025	2,304	251,586	(375)	75	(51)
U.S. Treasury 10-Year Note December Futures	12/2025	2,330	262,125	826	0	(152)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	326	39,140	998	0	(184)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	735	84,582	337	0	(46)

				$1,837	$128	$(433)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2025	76	$(11,472)	$(68)	$3	$(30)

Total Futures Contracts				$1,769	$131	$(463)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Telecom Italia spa	1.000%	Quarterly	12/20/2029	0.989%	EUR	1,075	$(22)	$23	$1	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	38,475	$2,489	$458	$2,947	$0	$(55)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		371,325	27,155	2,966	30,121	138	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		264,100	20,093	634	20,727	283	0

						$49,737	$4,058	$53,795	$421	$(55)

82	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2027	$261,300	$(2,583)	$900	$(1,683)	$83	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,375	(4,424)	2,818	(1,606)	0	(89)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030	73,955	(449)	462	13	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,633)	1,184	(449)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	42,250	2,224	(1,441)	783	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	48,483	(201)	(584)	(785)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	22,000	5	(186)	(181)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	30,350	3,334	400	3,734	87	0

						$(3,727)	$3,553	$(174)	$170	$(175)

Total Swap Agreements						$45,988	$7,634	$53,622	$592	$(230)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$131	$592	$723	$0	$(463)	$(416)	$(879)

(l)

Securities with an aggregate market value of $72,393 and cash of $8,031 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(186) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	CAD	957		$688	$0	$0
	10/2025	EUR	2,969		3,462	0	(23)
	11/2025		$688	CAD	955	0	0

JPM	10/2025		691		956	0	(5)

MBC	10/2025	EUR	993		$1,166	1	0
	10/2025	GBP	977		1,313	0	(1)
	11/2025		$1,313	GBP	977	1	0

SOG	10/2025		4,659	EUR	3,962	0	(8)
	11/2025	EUR	3,962		$4,668	8	0

SSB	10/2025		$2,209	GBP	1,639	0	(5)

Total Forward Foreign Currency Contracts						$10	$(42)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	83

Schedule of Investments	PIMCO High Yield Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(23)	$0	$0	$(23)	$(23)	$0	$(23)
JPM	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
MBC	2	0	0	2	(1)	0	0	(1)	1	0	1
SOG	8	0	0	8	(8)	0	0	(8)	0	0	0
SSB	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)

Total Over the Counter	$10	$0	$0	$10	$(42)	$0	$0	$(42)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$131	$131
Swap Agreements	0	422	0	0	170	592

	$0	$422	$0	$0	$301	$723

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10	$0	$10

	$0	$422	$0	$10	$301	$733

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$463	$463
Swap Agreements	0	241	0	0	175	416

	$0	$241	$0	$0	$638	$879

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$42	$0	$42

	$0	$241	$0	$42	$638	$921

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,177	$6,177
Swap Agreements	0	25,081	0	0	(3,521)	21,560

	$0	$25,081	$0	$0	$2,656	$27,737

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(549)	$0	$(549)
Written Options	0	24	0	0	0	24

	$0	$24	$0	$(549)	$0	$(525)

	$0	$25,105	$0	$(549)	$2,656	$27,212

84	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,864)	$(3,864)
Swap Agreements	0	7,816	0	0	788	8,604

	$0	$7,816	$0	$0	$(3,076)	$4,740

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$136	$0	$136

	$0	$7,816	$0	$136	$(3,076)	$4,876

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$294,152	$19,824	$313,976
Corporate Bonds & Notes
Banking & Finance	36,157	1,069,318	1,174	1,106,649
Industrials	38,117	5,224,811	99,454	5,362,382
Utilities	0	290,942	0	290,942
U.S. Treasury Obligations	0	217,005	0	217,005
Common Stocks
Industrials	209	0	0	209
Warrants
Industrials	0	229	0	229
Short-Term Instruments
Repurchase Agreements	0	397,600	0	397,600
U.S. Treasury Bills	0	58,833	0	58,833

	$74,483	$7,552,890	$120,452	$7,747,825

Investments in Affiliates, at Value
Mutual Funds	202,920	0	0	202,920
Short-Term Instruments
Central Funds Used for Cash Management Purposes	357,902	0	0	357,902

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
	$560,822	$0	$0	$560,822

Total Investments	$635,305	$7,552,890	$120,452	$8,308,647

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	720	0	723
Over the counter	0	10	0	10

	$3	$730	$0	$733

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(663)	0	(693)
Over the counter	0	(42)	0	(42)

	$(30)	$(705)	$0	$(735)

Total Financial Derivative Instruments	$(27)	$25	$0	$(2)

Totals	$635,278	$7,552,915	$120,452	$8,308,645

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$31,673	$15,149	$(27,204)	$40	$1	$165	$0	$0	$19,824	$62
Corporate Bonds & Notes
Banking & Finance	0	1,170	0	0	0	4	0	0	1,174	4
Industrials	24,105	81,775	(3,676)	4	0	(2,754)	0	0	99,454	(2,742)
Common Stocks
Energy	1,785	0	(792)	0	792	(1,785)	0	0	0	0
Industrials	8,251	0	(15)	0	(6)	(8,022)	0	(208)	0	0
Warrants
Industrials	9,379	0	(317)	0	(56)	(8,777)	0	(229)	0	0

Totals	$75,193	$98,094	$(32,004)	$44	$731	$(21,169)	$0	$(437)	$120,452	$(2,676)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	85

Schedule of Investments	PIMCO High Yield Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$4,116	Discounted Cash Flow	Discount Rate	6.818	—
	540	Indicative Market Quotation	Broker Quote	72.500	—
	15,168	Third Party Vendor	Broker Quote	99.625	—
Corporate Bonds & Notes
Banking & Finance	1,174	Recent Transaction	Purchase Price	100.000	—
Industrials	17,679	Indicative Market Quotation	Broker Quote	71.000	—
	81,775	Recent Transaction	Purchase Price	100.000	—

Total	$120,452

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

86	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Spectrum Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 7.2%

Altice France SA
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	$695	$674

American Airlines, Inc.
6.575% (TSFR3M + 2.250%) due 04/20/2028 ~	259	259

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032 «	500	498

Aspire Bakeries Holdings LLC
7.663% (TSFR1M + 3.500%) due 12/23/2030 ~	496	500

AthenaHealth Group, Inc.
6.913% (TSFR1M + 2.750%) due 02/15/2029 ~	296	296

Barnes Group, Inc.
6.913% (TSFR1M + 2.750%) due 01/27/2032 ~	498	499

Camelot U.S. Acquisition LLC
7.413% (TSFR1M + 3.250%) due 01/31/2031 ~	400	400

Clearwater Analytics LLC
6.460% (TSFR6M + 2.250%) due 04/21/2032 ~	800	803

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	198	197
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~	1,397	1,400

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	889	875
7.030% (TSFR1M + 2.750%) due 03/26/2032 ~	299	294

Cyberswift U.S. Finco LLC
TBD% due 09/23/2032	500	500

Endure Digital, Inc.
7.838% (TSFR1M + 3.500%) due 02/10/2028 «~	495	359

Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~	102	102
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~	414	427

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	1,300	1,296
11.038% (TSFR3M + 7.000%) due 09/15/2033 ~	200	200

Fortress Intermediate 3, Inc.
7.255% (TSFR1M + 3.000%) due 06/27/2031 ~	893	899

Foundation Building Materials Holding Co. LLC
7.820% (TSFR3M + 3.250%) due 01/31/2028 ~	50	50

Frontier Communications Corp.
6.650% (TSFR1M + 2.500%) due 07/01/2031 ~	299	299

GBT U.S. III LLC
6.814% (TSFR3M + 2.500%) due 07/25/2031 ~	398	399

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	925	926

Global Medical Response, Inc.
7.634% (TSFR1M + 3.500%) due 10/01/2032 ~	500	501

Golden State Foods LLC
8.032% (TSFR1M + 4.000%) due 12/04/2031 ~	470	472

INEOS Quattro Holdings U.K. Ltd.
8.513% (TSFR1M + 4.250%) due 04/02/2029 ~	198	180

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ION Platform Finance U.S., Inc.
TBD% due 09/30/2032		$800	$792

Kaseya, Inc.
7.413% (TSFR1M + 3.250%) due 03/20/2032 ~		796	798

Level 3 Financing, Inc.
7.416% (TSFR1M + 4.250%) due 03/27/2032 ~		650	651

LifePoint Health, Inc.
8.068% (TSFR3M + 3.750%) due 05/19/2031 ~		296	296

McAfee LLC
7.223% (TSFR1M + 3.000%) due 03/01/2029 ~		798	765

MH Sub I LLC
8.413% (TSFR1M + 4.250%) due 12/31/2031 ~		993	916

Modena Buyer LLC
8.808% (TSFR3M + 4.500%) due 07/01/2031 ~		204	202

MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~		45	45

Neptune Bidco U.S., Inc.
9.429% (TSFR3M + 5.000%) due 04/11/2029 ~		650	620

OCS Group Holdings Ltd.
9.961% due 11/28/2031	GBP	1,000	1,345

Paradigm Parent LLC
8.822% (TSFR3M + 4.500%) due 04/16/2032 ~		$700	630

Petco Health & Wellness Co., Inc.
TBD% due 03/03/2028		500	488

Primo Brands Corp.
6.252% (TSFR3M + 2.250%) due 03/31/2028 ~		491	492

Qnity Electronics, Inc.
TBD% due 08/12/2032		600	601

QualityTech LP
7.723% (TSFR1M + 3.500%) due 10/30/2031 «~		995	997

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		1,000	996

Rockpoint Gas Storage Partners LP
7.002% (TSFR3M + 3.000%) due 09/18/2031 ~		395	397

Specialty Building Products Holdings LLC
8.013% (TSFR1M + 3.750%) due 10/15/2028 ~		545	527

Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	525	608

Stonepeak Bayou Holdings LP
TBD% due 09/24/2032 «		$500	500

Subcalidora 2
7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,000	1,180

TK Elevator Midco GmbH
7.197% - 7.308% (TSFR6M + 3.000%) due 04/30/2030 ~		$448	449

TransDigm, Inc.
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~		938	939
6.663% (TSFR1M + 2.338%) due 08/19/2032 ~		500	500

Transnet SOC Ltd.
11.125% due 03/02/2028 «~	ZAR	13,571	777

Trident TPI Holdings, Inc.
7.752% (TSFR3M + 3.750%) due 09/15/2028 ~		$199	195

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		792	758

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UKG, Inc.
6.810% (TSFR3M + 2.500%) due 02/10/2031 ~		$347	$346

VEON Amsterdam BV
8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		900	899

Verisure Holding AB
5.000% (EUR003M + 3.000%) due 03/27/2028 ~	EUR	1,600	1,887

Veritiv Corp.
8.002% (TSFR3M + 4.000%) due 11/30/2030 ~		$521	516

Vista Management Holding, Inc.
8.041% (TSFR3M + 3.750%) due 04/01/2031 ~		446	449

Vistra Zero Operating Co. LLC
6.163% (TSFR1M + 2.000%) due 04/30/2031 ~		448	444

X Corp.
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		992	975

Total Loan Participations and Assignments (Cost $35,630)			36,285

CORPORATE BONDS & NOTES 80.2%

BANKING & FINANCE 13.8%

Alexandrite Lake Lux Holdings SARL
6.750% due 07/30/2030	EUR	200	240

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% due 01/15/2031		$1,850	1,913
7.375% due 10/01/2032		350	361

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.000% due 06/01/2029		100	98

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625% due 06/01/2028	EUR	600	700
4.625% due 06/01/2028		$1,100	1,079

Ally Financial, Inc.
8.000% due 11/01/2031		100	114

Armor Holdco, Inc.
8.500% due 11/15/2029		600	599

Atrium Finance PLC
2.625% due 09/05/2027	EUR	375	418

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •		750	966
10.500% due 07/23/2029		200	293

Barclays PLC
9.625% due 12/15/2029 •(g)(h)		$700	796

Boost Newco Borrower LLC
7.500% due 01/15/2031		1,300	1,380

Brandywine Operating Partnership LP
8.875% due 04/12/2029		200	217

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.750% due 05/15/2026		261	260

Burford Capital Global Finance LLC
6.875% due 04/15/2030		1,100	1,107
7.500% due 07/15/2033		700	713

Cantor Fitzgerald LP
7.200% due 12/12/2028		300	321

Castellum AB
3.125% due 12/02/2026 •(g)	EUR	1,100	1,281

Credit Acceptance Corp.
9.250% due 12/15/2028		$225	237

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030		500	502

CTR Partnership LP/CareTrust Capital Corp.
3.875% due 06/30/2028		200	195

Diversified Healthcare Trust
7.250% due 10/15/2030		600	611

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	87

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030 (a)		$900	$900

Encore Capital Group, Inc.
4.250% due 06/01/2028	GBP	750	968
8.500% due 05/15/2030		$1,200	1,275
9.250% due 04/01/2029		500	528

Essendi SA
5.375% due 05/15/2030	EUR	300	364
5.500% due 11/15/2031		400	484
6.375% due 10/15/2029		100	124

Ford Motor Credit Co. LLC
5.918% due 03/20/2028		$1,175	1,195

Freedom Mortgage Corp.
6.625% due 01/15/2027		600	599

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		750	787
9.125% due 05/15/2031		900	958

FS KKR Capital Corp.
3.125% due 10/12/2028		800	742
6.125% due 01/15/2031		900	892

FTAI Aviation Investors LLC
5.500% due 05/01/2028		1,450	1,451
7.000% due 05/01/2031		350	366

GGAM Finance Ltd.
8.000% due 02/15/2027		300	307

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	250

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		300	317

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	369
8.000% due 06/15/2027		156	162

Hudson Pacific Properties LP
3.950% due 11/01/2027		325	313

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		300	295
9.000% due 06/15/2030		300	290

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	851
4.950% due 06/01/2042 •		800	677

ION Platform Finance U.S., Inc.
0.000% due 09/30/2032 (a)		1,200	1,192

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		1,600	1,663
7.125% due 04/30/2031		1,500	1,575

Jefferson Capital Holdings LLC
8.250% due 05/15/2030		500	523

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029		600	589

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		375	236

Midcap Financial Issuer Trust
6.500% due 05/01/2028		125	124

Millrose Properties, Inc.
6.375% due 08/01/2030		450	458

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032		375	399

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	507
6.500% due 08/01/2029		400	412
7.125% due 02/01/2032		100	105

Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		250	262

Navient Corp.
9.375% due 07/25/2030		300	332

New Immo Holding SA
3.250% due 07/23/2027	EUR	500	579
4.875% due 12/08/2028		1,200	1,427

Newmark Group, Inc.
7.500% due 01/12/2029		$650	698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		$625	$587

OneMain Finance Corp.
3.875% due 09/15/2028		500	481
4.000% due 09/15/2030		500	465
5.375% due 11/15/2029		1,000	989
6.125% due 05/15/2030		500	507
7.500% due 05/15/2031		475	497

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		800	603

Panther Escrow Issuer LLC
7.125% due 06/01/2031		1,400	1,457

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029		500	488

Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
3.000% due 06/15/2029	EUR	400	452

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		$875	889

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		300	298
6.875% due 05/15/2032		750	778
7.875% due 12/15/2029		600	637

PRA Group, Inc.
5.000% due 10/01/2029		400	372
8.875% due 01/31/2030		400	413

Rfna LP
7.875% due 02/15/2030		500	510

RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/2029		1,100	1,080

RLJ Lodging Trust LP
4.000% due 09/15/2029		825	780

Rocket Cos., Inc.
6.125% due 08/01/2030		2,075	2,131

Samhallsbyggnadsbolaget I Norden Holding AB
0.750% due 11/14/2028 (k)	EUR	1,300	1,221
1.125% due 09/26/2029		450	407

SBA Communications Corp.
3.125% due 02/01/2029		$600	562

Service Properties Trust
0.000% due 09/30/2028 (f)		800	706
8.375% due 06/15/2029		350	356

SLM Corp.
3.125% due 11/02/2026		1,050	1,030
6.500% due 01/31/2030		975	1,017

Starwood Property Trust, Inc.
5.250% due 10/15/2028 (a)		400	400
5.750% due 01/15/2031 (a)		600	600
6.500% due 07/01/2030		375	388
6.500% due 10/15/2030		600	621
7.250% due 04/01/2029		325	342

Sunrise FinCo I BV
4.875% due 07/15/2031		600	572

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	971	300

UBS Group AG
9.250% due 11/13/2028 •(g)(h)		$100	111

UniCredit SpA
5.459% due 06/30/2035 •		1,875	1,891

USI, Inc.
7.500% due 01/15/2032		600	630

UWM Holdings LLC
6.250% due 03/15/2031		800	797

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		280	290

Winston RE Ltd.
10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		250	260

XHR LP
6.625% due 05/15/2030		300	309

ZF Finance GmbH
2.750% due 05/25/2027	EUR	1,400	1,615

			69,785

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 63.1%

1011778 BC ULC/New Red Finance, Inc.
3.875% due 01/15/2028		$1,000	$977
4.000% due 10/15/2030		4,650	4,387

1261229 BC Ltd.
10.000% due 04/15/2032		1,700	1,744

ADT Security Corp.
4.875% due 07/15/2032		400	388

Advance Auto Parts, Inc.
7.000% due 08/01/2030		1,900	1,956

Ahead DB Holdings LLC
6.625% due 05/01/2028		750	751

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029		1,025	973

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		1,825	1,892

Alcoa Nederland Holding BV
7.125% due 03/15/2031		300	316

Allison Transmission, Inc.
3.750% due 01/30/2031		475	439

Allwyn Entertainment Financing U.K. PLC
7.875% due 04/30/2029		854	887

Altice Financing SA
3.000% due 01/15/2028	EUR	100	91
5.750% due 08/15/2029		$750	565

Altice France Holding SA
6.000% due 02/15/2028		1,000	362
10.500% due 05/15/2027		1,400	508

Altice France SA
4.000% due 07/15/2029	EUR	350	355
5.125% due 01/15/2029		$500	430
5.125% due 07/15/2029		1,550	1,332
5.500% due 01/15/2028		800	708
8.125% due 02/01/2027		1,050	1,005

AMC Networks, Inc.
4.250% due 02/15/2029		9	8

Amer Sports Co.
6.750% due 02/16/2031		875	911

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		425	426
5.750% due 04/20/2029		900	904

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032 (a)		400	400

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	665
4.000% due 01/15/2028		700	687

ams-OSRAM AG
10.500% due 03/30/2029	EUR	600	753
12.250% due 03/30/2029		$325	350

Apache Corp.
4.875% due 11/15/2027		1,000	1,007

ARD Finance SA (5.000% Cash or 5.750% PIK)
5.000% due 06/30/2027 (b)	EUR	317	11

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000% due 09/01/2028		800	899

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125% due 08/15/2026		400	460

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		$400	399
6.625% due 10/15/2032		100	102

Ashland Services BV
2.000% due 01/30/2028	EUR	1,000	1,144

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$575	563
10.375% due 03/31/2029	GBP	300	394

AthenaHealth Group, Inc.
6.500% due 02/15/2030		$1,000	993

ATS Corp.
4.125% due 12/15/2028		525	503

88	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028		$400	$388

Avis Budget Finance PLC
7.000% due 02/28/2029	EUR	200	242

Axalta Coating Systems LLC
3.375% due 02/15/2029		$1,525	1,446

Axon Enterprise, Inc.
6.125% due 03/15/2030		1,125	1,158

B&G Foods, Inc.
8.000% due 09/15/2028		1,100	1,067

Ball Corp.
2.875% due 08/15/2030		2,450	2,227

Bausch & Lomb Corp.
8.375% due 10/01/2028		700	730

Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	67
5.000% due 01/30/2028		300	258
11.000% due 09/30/2028		289	301

Bayer AG
5.375% due 03/25/2082 •	EUR	600	724
7.000% due 09/25/2083 •		100	129

BCP V Modular Services Finance II PLC
4.750% due 11/30/2028		700	789

BCP V Modular Services Finance PLC
6.750% due 11/30/2029		925	820

Beacon Mobility Corp.
7.250% due 08/01/2030		$1,400	1,457

Bellis Acquisition Co. PLC
8.125% due 05/14/2030	GBP	600	773

Belron U.K. Finance PLC
4.625% due 10/15/2029	EUR	50	60

BKV Upstream Midstream LLC
7.500% due 10/15/2030		$1,000	1,000

Block, Inc.
3.500% due 06/01/2031		2,750	2,561
5.625% due 08/15/2030		500	507
6.500% due 05/15/2032		1,475	1,528

Boise Cascade Co.
4.875% due 07/01/2030		725	711

Boparan Finance PLC
9.375% due 11/07/2029	GBP	850	1,196

Builders FirstSource, Inc.
4.250% due 02/01/2032		$1,400	1,318
5.000% due 03/01/2030		1,075	1,065

BWX Technologies, Inc.
4.125% due 06/30/2028		475	464

CAB SELAS
3.375% due 02/01/2028	EUR	1,025	1,132

Cablevision Lightpath LLC
5.625% due 09/15/2028		$175	172

Camelot Finance SA
4.500% due 11/01/2026		122	122

Carnival Corp.
4.000% due 08/01/2028		1,400	1,381
5.125% due 05/01/2029 (a)		600	600
5.750% due 03/15/2030		700	715
5.750% due 08/01/2032		1,000	1,019

Carnival PLC
1.000% due 10/28/2029	EUR	1,000	1,065

Carvana Co.
9.000% due 06/01/2031		$470	533

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030		345	361

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030		2,350	2,221
4.500% due 05/01/2032		725	660
4.500% due 06/01/2033		500	445
5.125% due 05/01/2027		2,000	1,988
5.375% due 06/01/2029		400	398

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		700	705

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		400	353

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Century Communities, Inc.
6.625% due 09/15/2033		$300	$303

Cerdia Finanz GmbH
9.375% due 10/03/2031		1,850	1,963

Cerved Group SpA
6.000% due 02/15/2029	EUR	50	53

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028		1,650	1,928

Chord Energy Corp.
6.000% due 10/01/2030		$600	596
6.750% due 03/15/2033		1,375	1,394

CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		1,275	1,103
6.000% due 01/15/2029		500	486
6.875% due 04/15/2029		450	358
9.750% due 01/15/2034		1,100	1,128
10.875% due 01/15/2032		200	212

Churchill Downs, Inc.
5.750% due 04/01/2030		650	650

Cidron Aida Finco SARL
7.000% due 10/27/2031	EUR	400	479

Cirsa Finance International SARL
4.500% due 03/15/2027		225	265

CITGO Petroleum Corp.
8.375% due 01/15/2029		$400	417

Civitas Resources, Inc.
8.375% due 07/01/2028		375	389
9.625% due 06/15/2033		475	502

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	482

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		300	300

Cloud Software Group, Inc.
6.500% due 03/31/2029		700	707
6.625% due 08/15/2033		600	611
8.250% due 06/30/2032		400	425
9.000% due 09/30/2029		700	727

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	304
6.750% due 04/15/2032		550	565
6.875% due 01/15/2030		300	308
8.750% due 04/15/2030		850	874

CMA CGM SA
5.000% due 01/15/2031	EUR	750	897
5.500% due 07/15/2029		450	550

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		$1,000	973
7.000% due 06/15/2027		300	299

CommScope LLC
4.750% due 09/01/2029		200	199

CommScope Technologies LLC
5.000% due 03/15/2027		175	174

Comstock Resources, Inc.
5.875% due 01/15/2030		375	361

Consolidated Communications, Inc.
5.000% due 10/01/2028		225	228

CoreWeave, Inc.
9.000% due 02/01/2031		1,700	1,744
9.250% due 06/01/2030		550	569

CP Atlas Buyer, Inc.
9.750% due 07/15/2030		250	262

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		1,400	1,388

Crescent Energy Finance LLC
7.375% due 01/15/2033		500	487
7.625% due 04/01/2032		900	894

Crocs, Inc.
4.125% due 08/15/2031		250	229

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		975	930

CSC Holdings LLC
4.125% due 12/01/2030		800	525
4.500% due 11/15/2031		400	260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/15/2027		$375	$356
5.750% due 01/15/2030		1,125	430
7.500% due 04/01/2028		400	290
11.750% due 01/31/2029		975	821

CTEC II GmbH
5.250% due 02/15/2030 (k)	EUR	575	629

Czechoslovak Group AS
6.500% due 01/10/2031		$700	724

DaVita, Inc.
4.625% due 06/01/2030		400	384

Dcli Bidco LLC
7.750% due 11/15/2029		875	911

Deuce Finco PLC
5.500% due 06/15/2027	GBP	600	807

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		$1,750	1,856

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027		369	369
10.000% due 02/15/2031		650	650

DISH DBS Corp.
5.125% due 06/01/2029		100	86
5.250% due 12/01/2026		1,000	983
7.375% due 07/01/2028		200	184
7.750% due 07/01/2026		400	397

Diversified Gas & Oil Corp.
9.750% due 04/09/2029		250	248

Dream Finders Homes, Inc.
6.875% due 09/15/2030		400	403

Dye & Durham Ltd.
8.625% due 04/15/2029		500	495

EchoStar Corp.
10.750% due 11/30/2029		1,875	2,064

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		1,200	1,222

Elanco Animal Health, Inc.
6.650% due 08/28/2028		725	756

Ellucian Holdings, Inc.
6.500% due 12/01/2029		1,200	1,222

Energizer Gamma Acquisition BV
3.500% due 06/30/2029	EUR	650	753

Ephios Subco 3 SARL
7.875% due 01/31/2031		700	879

Eramet SA
6.500% due 11/30/2029 (k)		900	1,035
7.000% due 05/22/2028		300	356

EW Scripps Co.
9.875% due 08/15/2030		$500	470

Excelerate Energy LP
8.000% due 05/15/2030		475	506

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% due 01/15/2030		750	704

Fiesta Purchaser, Inc.
9.625% due 09/15/2032		100	108

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		1,250	1,190

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,300	1,529

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		$950	908

Forvia SE
5.375% due 03/15/2031	EUR	300	359

Froneri Lux FinCo SARL
4.750% due 08/01/2032		400	474

Frontier Communications Holdings LLC
5.875% due 10/15/2027		$400	400
6.750% due 05/01/2029		300	303

Gap, Inc.
3.625% due 10/01/2029		200	187

Garda World Security Corp.
6.000% due 06/01/2029		825	819

Global Medical Response, Inc.
7.375% due 10/01/2032		700	721

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	89

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Partners LP/GLP Finance Corp.
8.250% due 01/15/2032		$350	$369

goeasy Ltd.
7.375% due 10/01/2030		425	427
7.625% due 07/01/2029		900	913
9.250% due 12/01/2028		1,000	1,044

Graham Packaging Co., Inc.
7.125% due 08/15/2028		800	803

Gray Media, Inc.
5.375% due 11/15/2031		575	432
7.250% due 08/15/2033		400	397
9.625% due 07/15/2032		500	511
10.500% due 07/15/2029		300	325

Griffon Corp.
5.750% due 03/01/2028		200	200

Grifols SA
2.250% due 11/15/2027	EUR	100	116
3.875% due 10/15/2028		800	922
7.500% due 05/01/2030 (j)		750	930

Grupo Antolin Irausa SA
3.500% due 04/30/2028		400	361
10.375% due 01/30/2030		600	540

HealthEquity, Inc.
4.500% due 10/01/2029		$1,075	1,044

Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	825	1,087
4.125% due 09/01/2029 þ		200	251

High Ridge
0.000% due 03/15/2049 ^«(c)		$1,750	29

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		1,550	1,420
3.750% due 05/01/2029		525	505

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% due 06/01/2029		500	481

Hologic, Inc.
3.250% due 02/15/2029		1,477	1,428

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,150	1,173
7.375% due 07/15/2032		225	234

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.000% due 02/15/2029		300	314

IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK)
6.750% due 11/15/2029 (b)	EUR	1,900	2,368

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/2028		$400	402

IMA Industria Macchine Automatiche SpA
3.750% due 01/15/2028	EUR	300	352

Imola Merger Corp.
4.750% due 05/15/2029		$800	779

Incora Intermediate II LLC
0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		228	228

Incora Top Holdco LLC
6.000% due 01/30/2033 «~(j)		164	266

INEOS Finance PLC
5.625% due 08/15/2030	EUR	725	819
7.250% due 03/31/2031		600	704

Ingevity Corp.
3.875% due 11/01/2028		$1,625	1,563

Installed Building Products, Inc.
5.750% due 02/01/2028		800	799

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	1,700	2,015

Inversion Escrow Issuer LLC
6.750% due 08/01/2032		$500	493

IPD 3 BV
5.389% due 06/15/2031 •	EUR	400	472

IQVIA, Inc.
2.250% due 01/15/2028		1,500	1,725
6.250% due 06/01/2032		$475	489

Italmatch Chemicals SpA
10.000% due 02/06/2028	EUR	500	620

Jazz Securities DAC
4.375% due 01/15/2029		$300	293

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$1,775	$1,802

KBR, Inc.
4.750% due 09/30/2028		800	792

Kinetik Holdings LP
6.625% due 12/15/2028		650	668

Kioxia Holdings Corp.
0.000% due 07/24/2033		1,100	1,132

Kodiak Gas Services LLC
6.500% due 10/01/2033		400	408
6.750% due 10/01/2035		400	411

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		1,325	1,314

Lamar Media Corp.
4.000% due 02/15/2030		400	383

LBM Acquisition LLC
9.500% due 06/15/2031		600	631

Level 3 Financing, Inc.
4.000% due 04/15/2031		475	411
7.000% due 03/31/2034		900	916

LifePoint Health, Inc.
5.375% due 01/15/2029		200	191
10.000% due 06/01/2032		700	736
11.000% due 10/15/2030		450	497

Lindblad Expeditions LLC
7.000% due 09/15/2030		150	153

Lion/Polaris Lux 4 SA
5.641% (EUR003M + 3.625%) due 07/01/2029 ~	EUR	600	714

Lithia Motors, Inc.
4.375% due 01/15/2031		$475	451
5.500% due 10/01/2030		500	500

Live Nation Entertainment, Inc.
3.750% due 01/15/2028		1,700	1,663

Loarre Investments SARL
6.500% due 05/15/2029	EUR	1,350	1,639

Lottomatica Group SpA
4.875% due 01/31/2031		300	363

Madison IAQ LLC
5.875% due 06/30/2029		$200	198

Mahle GmbH
2.375% due 05/14/2028	EUR	700	784

MajorDrive Holdings IV LLC
6.375% due 06/01/2029		$75	62

Manuchar Group SARL
7.014% due 07/07/2032 •	EUR	1,300	1,509

Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029		$175	169

Matador Resources Co.
6.250% due 04/15/2033		450	453
6.500% due 04/15/2032		400	404

Match Group Holdings II LLC
6.125% due 09/15/2033		525	530

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027		700	708

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		600	624

Medline Borrower LP
3.875% due 04/01/2029		1,500	1,448

Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/2029		400	411

MEG Energy Corp.
5.875% due 02/01/2029		425	425

Melco Resorts Finance Ltd.
7.625% due 04/17/2032		325	341

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		675	582

MGM Resorts International
4.625% due 09/01/2026		500	499

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029		500	486

Miller Homes Group Finco PLC
7.000% due 05/15/2029	GBP	625	848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mineral Resources Ltd.
7.000% due 04/01/2031 (a)		$425	$431
9.250% due 10/01/2028		400	420

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		250	257

Molina Healthcare, Inc.
3.875% due 11/15/2030		1,175	1,088

Monitchem HoldCo 3 SA
8.750% due 05/01/2028	EUR	900	1,060

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031		$325	319

Motion Finco SARL
8.375% due 02/15/2032		400	346

MPH Acquisition Holdings LLC
5.750% due 12/31/2030		135	118

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK)
11.500% due 12/31/2030 (b)		72	76

Mundys SpA
1.875% due 07/13/2027	EUR	1,000	1,162
1.875% due 02/12/2028		200	230

Murphy Oil USA, Inc.
3.750% due 02/15/2031		$600	559

NCL Corp. Ltd.
5.875% due 01/15/2031		500	500

NCR Atleos Corp.
9.500% due 04/01/2029		250	271

NCR Voyix Corp.
5.125% due 04/15/2029		775	763
5.250% due 10/01/2030		200	191

Newell Brands, Inc.
8.500% due 06/01/2028		650	689

Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		750	469
11.750% due 10/15/2028 «		400	284

Nexstar Media, Inc.
5.625% due 07/15/2027		425	425

Nidda Healthcare Holding GmbH
5.625% due 02/21/2030	EUR	800	967

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$1,050	1,031
8.125% due 07/17/2035		1,800	1,933

Noble Finance II LLC
8.000% due 04/15/2030		1,800	1,864

Nordstrom, Inc.
5.000% due 01/15/2044		300	222

Northriver Midstream Finance LP
6.750% due 07/15/2032		600	614

Novelis Corp.
6.375% due 08/15/2033		800	809
6.875% due 01/30/2030		575	597

Novelis Sheet Ingot GmbH
3.375% due 04/15/2029	EUR	450	516

NuStar Logistics LP
6.375% due 10/01/2030		$500	518

Ocado Group PLC
10.500% due 08/08/2029	GBP	300	403

Odido Group Holding BV
5.500% due 01/15/2030	EUR	200	237

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$1,250	1,203
5.375% due 10/01/2029	EUR	500	560
7.250% due 06/15/2031		$500	507

Opal Bidco SAS
6.500% due 03/31/2032		700	718

Organon & Co./Organon Foreign Debt Co-Issuer BV
2.875% due 04/30/2028	EUR	650	745
4.125% due 04/30/2028		$800	774

Park River Holdings, Inc.
6.750% due 08/01/2029		200	198

Performance Food Group, Inc.
4.250% due 08/01/2029		1,225	1,191

Permian Resources Operating LLC
6.250% due 02/01/2033		250	255
7.000% due 01/15/2032		450	467

90	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032		$500	$502

Picard Groupe SAS
6.375% due 07/01/2029	EUR	400	493

Pinnacle Bidco PLC
8.250% due 10/11/2028		1,600	1,969

Post Holdings, Inc.
4.625% due 04/15/2030		$1,800	1,737
6.250% due 10/15/2034		600	606

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		350	364

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		1,900	1,850

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		1,325	1,287
6.250% due 04/01/2029		500	500

Q-Park Holding I BV
2.000% due 03/01/2027	EUR	1,000	1,162

Qnity Electronics, Inc.
5.750% due 08/15/2032		$600	605

Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,450	1,503
6.750% due 03/01/2033		700	728

QXO Building Products, Inc.
6.750% due 04/30/2032		1,400	1,453

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029		1,000	1,051

Rakuten Group, Inc.
9.750% due 04/15/2029		575	647

Rand Parent LLC
8.500% due 02/15/2030		900	936

Raven Acquisition Holdings LLC
6.875% due 11/15/2031		1,575	1,623

ROBLOX Corp.
3.875% due 05/01/2030		200	191

Rockies Express Pipeline LLC
4.800% due 05/15/2030		800	782

Rossini SARL
6.750% due 12/31/2029	EUR	100	124

Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$450	459
5.625% due 09/30/2031		600	612

SCIL IV LLC/SCIL USA Holdings LLC
9.500% due 07/15/2028	EUR	300	371

Seadrill Finance Ltd.
8.375% due 08/01/2030		$800	831

Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031		553	513
5.750% due 12/01/2034		1,100	1,099
9.625% due 12/01/2032		358	405

Service Corp. International
3.375% due 08/15/2030		1,000	927

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% due 08/15/2032		1,000	1,035

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		1,450	1,392

Sirius XM Radio LLC
3.875% due 09/01/2031		400	363
4.000% due 07/15/2028		750	725
4.125% due 07/01/2030		800	751

SM Energy Co.
6.750% due 08/01/2029		450	452

Snap, Inc.
6.875% due 03/01/2033		1,650	1,688
6.875% due 03/15/2034		800	812

SoftBank Group Corp.
5.000% due 04/15/2028	EUR	1,125	1,361
7.250% due 07/10/2032		$500	516

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	500
9.375% due 11/30/2029		400	422
9.750% due 11/15/2030		525	578

Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash)
11.000% due 03/12/2030 (b)		254	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stagwell Global LLC
5.625% due 08/15/2029		$1,050	$1,021

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	366	428
3.375% due 01/15/2031		$1,000	906

Staples, Inc.
10.750% due 09/01/2029		300	298
12.750% due 01/15/2030		300	242

Star Parent, Inc.
9.000% due 10/01/2030		450	476

Station Casinos LLC
4.500% due 02/15/2028		425	418
4.625% due 12/01/2031		725	685

Stonepeak Nile Parent LLC
7.250% due 03/15/2032		1,325	1,396

Sunoco LP
5.625% due 03/15/2031		1,100	1,093

Surgery Center Holdings, Inc.
7.250% due 04/15/2032		600	617

TeamSystem SpA
5.000% due 07/01/2031	EUR	200	238
5.526% due 07/31/2031 •		400	472

TEGNA, Inc.
5.000% due 09/15/2029		$800	797

Tenet Healthcare Corp.
4.250% due 06/01/2029		700	684
6.875% due 11/15/2031		325	354

Teva Pharmaceutical Finance Netherlands III BV
6.000% due 12/01/2032		425	443

TGNR Intermediate Holdings LLC
5.500% due 10/15/2029		25	24

TGS ASA
8.500% due 01/15/2030		700	722

Tidewater, Inc.
9.125% due 07/15/2030		725	778

TK Elevator Midco GmbH
4.375% due 07/15/2027	EUR	541	636

Topaz Solar Farms LLC
5.750% due 09/30/2039		$264	267

TopBuild Corp.
3.625% due 03/15/2029		1,725	1,655

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		1,300	1,275

TransDigm, Inc.
6.000% due 01/15/2033		400	405
6.750% due 01/31/2034		1,000	1,035
6.875% due 12/15/2030		625	648

Transocean Aquila Ltd.
8.000% due 09/30/2028		362	372

Transocean International Ltd.
7.875% due 10/15/2032 (a)		1,000	1,010
8.750% due 02/15/2030		375	395

Transocean Titan Financing Ltd.
8.375% due 02/01/2028		405	416

Travel & Leisure Co.
6.625% due 07/31/2026		475	479

TreeHouse Foods, Inc.
4.000% due 09/01/2028		125	122

Trivium Packaging Finance BV
8.250% due 07/15/2030		1,450	1,548

Tronox, Inc.
9.125% due 09/30/2030		525	515

Twilio, Inc.
3.625% due 03/15/2029		725	692
3.875% due 03/15/2031		300	282

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		125	128

U.S. Foods, Inc.
4.625% due 06/01/2030		275	269

U.S. Renal Care, Inc.
10.625% due 06/28/2028		210	184

Ubisoft Entertainment SA
0.878% due 11/24/2027	EUR	1,000	1,096

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UKG, Inc.
6.875% due 02/01/2031		$1,275	$1,317

United Airlines, Inc.
4.625% due 04/15/2029		900	887

United Rentals North America, Inc.
3.750% due 01/15/2032		2,600	2,411

Univision Communications, Inc.
4.500% due 05/01/2029		1,550	1,463
8.500% due 07/31/2031		825	853

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033		600	603
7.125% due 03/15/2029		350	361

Valaris Ltd.
8.375% due 04/30/2030		2,150	2,233

Vallourec SACA
7.500% due 04/15/2032		540	576

Valvoline, Inc.
3.625% due 06/15/2031		675	619

Var Energi ASA
7.862% due 11/15/2083 •	EUR	300	392

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$300	288
3.875% due 11/01/2033		1,850	1,668
4.125% due 08/15/2031		800	756

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,700	2,796
8.125% due 06/01/2028		900	932

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		2,250	2,370
7.500% due 05/01/2033		525	580

Vertiv Group Corp.
4.125% due 11/15/2028		1,800	1,760

Viavi Solutions, Inc.
3.750% due 10/01/2029		275	260

Viking Cruises Ltd.
5.875% due 09/15/2027		400	400

Virgin Media Secured Finance PLC
4.125% due 08/15/2030	GBP	575	708
4.250% due 01/15/2030		2,050	2,571

Virgin Media Vendor Financing Notes III DAC
4.875% due 07/15/2028		500	658

Viridien
8.500% due 10/15/2030	EUR	600	732

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030		$450	439

Vital Energy, Inc.
7.875% due 04/15/2032		250	243

Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	1,400	1,730
4.750% due 07/15/2031		$2,225	2,096

Vnom Sub, Inc.
5.375% due 11/01/2027		350	350

VOC Escrow Ltd.
5.000% due 02/15/2028		700	699

VZ Secured Financing BV
5.000% due 01/15/2032		2,175	1,969

Wand NewCo 3, Inc.
7.625% due 01/30/2032		250	264

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		2,125	1,950
5.050% due 03/15/2042		1,125	899

Waste Pro USA, Inc.
7.000% due 02/01/2033		600	623

Wayfair LLC
7.250% due 10/31/2029		250	258

WBI Operating LLC
6.250% due 10/15/2030 (a)		500	501
6.500% due 10/15/2033 (a)		600	599

Weatherford International Ltd.
6.750% due 10/15/2033 (a)		1,300	1,302

WEPA Hygieneprodukte GmbH
2.875% due 12/15/2027	EUR	500	585

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	91

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Whirlpool Corp.
6.125% due 06/15/2030		$300	$303

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029		310	314

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		550	570

WR Grace Holdings LLC
5.625% due 08/15/2029		600	558

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027		1,000	1,000

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		600	603
7.125% due 02/15/2031		300	323

Yinson Boronia Production BV
8.947% due 07/31/2042		613	683

Yum! Brands, Inc.
5.375% due 04/01/2032		325	327
6.875% due 11/15/2037		350	390

Zayo Group Holdings, Inc.
9.250% due 03/09/2030		184	177

ZF Finance GmbH
3.750% due 09/21/2028	EUR	300	341

ZF North America Capital, Inc.
7.500% due 03/24/2031		$600	596

Ziggo BV
4.875% due 01/15/2030		300	283

ZipRecruiter, Inc.
5.000% due 01/15/2030		600	484

			319,074

UTILITIES 3.3%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		525	548

Calpine Corp.
3.750% due 03/01/2031		400	381

Clearway Energy Operating LLC
3.750% due 02/15/2031		1,300	1,194

ContourGlobal Power Holdings SA
5.000% due 02/28/2030	EUR	700	844
6.750% due 02/28/2030		$525	546

Electricite de France SA
5.000% due 01/22/2026 •(g)	EUR	1,700	2,010
9.125% due 03/15/2033 •(g)		$500	580

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041		198	212

FORESEA Holding SA
7.500% due 06/15/2030		900	882

Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032		825	861

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033		500	505

Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% due 05/15/2034		375	362

iliad SA
4.250% due 12/15/2029	EUR	1,600	1,923

Southern California Edison Co.
5.200% due 06/01/2034		$500	497

Telecom Italia SpA
7.875% due 07/31/2028	EUR	100	131

Telefonica Europe BV
6.135% due 02/03/2030 •(g)		400	507

TerraForm Power Operating LLC
5.000% due 01/31/2028		$300	298

TransAlta Corp.
6.500% due 03/15/2040		100	100

Veon Midco BV
3.375% due 11/25/2027		1,100	1,034

Vistra Operations Co. LLC
4.375% due 05/01/2029		950	931

Vodafone Group PLC
5.125% due 06/04/2081 •		500	395
7.000% due 04/04/2079 •		950	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$1,200	$1,271

			17,017

Total Corporate Bonds & Notes (Cost $395,549)			405,876

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	1,013

Total Convertible Bonds & Notes (Cost $854)			1,013

MUNICIPAL BONDS & NOTES 0.1%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$400	420

Total Municipal Bonds & Notes (Cost $400)			420

U.S. TREASURY OBLIGATIONS 3.8%

U.S. Treasury Notes
3.625% due 08/31/2030		2,500	2,488
4.000% due 03/31/2030		3,375	3,414
4.500% due 12/31/2031 (m)		5,450	5,640
4.625% due 02/15/2035		7,275	7,562

Total U.S. Treasury Obligations (Cost $18,737)			19,104

SOVEREIGN ISSUES 5.5%

Bundesobligation
2.100% due 04/12/2029	EUR	11,200	13,126

Bundesrepublik Deutschland Bundesanleihe
2.500% due 02/15/2035		5,700	6,599
2.600% due 08/15/2034		925	1,083

Canada Government Bonds
3.500% due 09/01/2029	CAD	3,900	2,892

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	13,000	305

U.K. Gilts
4.250% due 07/31/2034	GBP	2,800	3,662

Total Sovereign Issues (Cost $26,187)			27,667

		SHARES
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (d)		51,501	82

SES SA «(d)		28,420	338

			420

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV «(d)		294,527	0

FINANCIALS 0.0%

Intelsat SA «(d)(j)		28,420	0

HEALTH CARE 0.1%

AmSurg Corp. «(d)(j)		3,438	155

Healogics, Inc. «(d)		44,931	924

			1,079

INDUSTRIALS 0.1%

CHC Group LLC «(d)		3,887	0

	SHARES	MARKET VALUE (000S)

Incora New Equity «(d)(j)	7,427	$298

Spirit Aviation Holdings, Inc. (d)	8,196	3

		301

Total Common Stocks (Cost $7,302)		1,800

WARRANTS 0.0%

CONSUMER STAPLES 0.0%

Revlon Group Holdings LLC - Exp. 04/28/2028 «	3,087	0

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 12/31/2099	9,316	3

Total Warrants (Cost $315)		3

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

ADLER Group SA «	173,624	0

Total Preferred Securities (Cost $0)		0

SHORT-TERM INSTRUMENTS 2.4%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.200% (i)	951,788	952

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.2%
4.242% due 10/28/2025 - 12/04/2025 (e)(f)(o)	$11,124	11,070

Total Short-Term Instruments (Cost $12,020)		12,022

Total Investments in Securities (Cost $496,994)		504,190

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	129,366	1,260

Total Short-Term Instruments (Cost $1,260)		1,260

Total Investments in Affiliates (Cost $1,260)		1,260

Total Investments 99.9% (Cost $498,254)		$505,450

Financial Derivative Instruments (l)(n) (0.1)% (Cost or Premiums, net $5,685)		(574)

Other Assets and Liabilities, net 0.2%		979

Net Assets 100.0%		$505,855

92	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$144	$155	0.03%
Grifols SA 7.500% due 05/01/2030	08/01/2025	914	930	0.19
Incora New Equity	01/31/2025	361	298	0.06
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 08/01/2025	164	266	0.05
Intelsat SA	09/11/2013 - 08/29/2025	1,227	0	0.00

		$2,810	$1,649	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	1.400%	09/24/2025	TBD	(2)	EUR	(159)	$(187)
BRC	0.400	09/03/2025	TBD	(2)		(525)	(616)
	1.500	09/30/2025	TBD	(2)		(934)	(1,097)

Total Reverse Repurchase Agreements							$(1,900)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(187)	$0	$(187)	$188	$1
BRC	0	(1,713)	0	(1,713)	1,663	(50)

Total Borrowings and Other Financing Transactions	$0	$(1,900)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	93

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,900)	$(1,900)

Total Borrowings	$0	$0	$0	$(1,900)	$(1,900)

Payable for reverse repurchase agreements					$(1,900)

(k)	Securities with an aggregate market value of $1,851 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(789) at a weighted average interest rate of 2.830%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2027	0.620%	$	800	$(6)	$82	$76	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.464		500	39	31	70	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.759	EUR	1,900	303	164	467	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	0.973	$	500	50	(7)	43	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.109		550	45	11	56	0	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.447		300	(7)	43	36	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	3.496	EUR	700	54	(7)	47	0	(1)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.754		675	14	27	41	0	(2)

							$492	$344	$836	$0	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$20,000	$1,542	$(10)	$1,532	$0	$(29)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	22,600	1,585	248	1,833	9	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	16,000	1,217	39	1,256	17	0

					$4,344	$277	$4,621	$26	$(29)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,100	$(6)	$0	$(6)	$2	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027	$	5,900	(52)	14	(38)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2028		12,475	(78)	5	(73)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		4,700	(18)	(24)	(42)	1	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		4,100	(85)	18	(67)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		8,900	467	(148)	319	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,050	583	(81)	502	12	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	7,700	40	(4)	36	9	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		800	1	(4)	(3)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	11,100	36	(3)	33	12	(1)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		1,300	(22)	(2)	(24)	0	(10)

							$866	$(228)	$638	$48	$(16)

Total Swap Agreements							$5,702	$393	$6,095	$74	$(48)

94	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$74	$74	$0	$0	$(59)	$(59)

(m)

Securities with an aggregate market value of $763 and cash of $7,028 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin liability of $(11) for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	AUD	44		$29	$0	$0
	10/2025	EUR	82,043		95,691	0	(632)
	10/2025		$2,781	CAD	3,868	0	(1)
	11/2025	CAD	3,862		$2,781	1	0
	11/2025		$29	AUD	44	0	0

BOA	11/2025	EUR	1,692		$1,991	0	0

BPS	10/2025	AUD	29		19	0	0
	10/2025		$351	PLN	1,279	1	0
	10/2025		109	TWD	3,305	0	0
	11/2025		19	AUD	29	0	0

BRC	10/2025	CHF	163		$204	0	(1)
	10/2025	PLN	1,074		294	0	(2)
	10/2025		$239	CHF	192	2	0
	10/2025		1,327	EUR	1,135	6	0
	11/2025		204	CHF	162	1	0
	11/2025		39	TRY	1,709	1	0
	11/2025	ZAR	1,518		$86	0	(1)
	12/2025		$35	TRY	1,556	0	0

CBK	10/2025	EUR	4,204		$4,931	3	(8)
	10/2025	GBP	750		1,013	5	0
	10/2025		$3,009	EUR	2,556	0	(9)
	10/2025	ZAR	376		$22	0	0

DUB	10/2025		$109	ILS	373	3	0
	11/2025	ILS	373		$109	0	(3)
	11/2025	ZAR	3,665		209	0	(2)

FAR	10/2025	AUD	33		22	0	0
	10/2025	CHF	29		37	0	0
	10/2025	PLN	1,196		327	0	(2)
	10/2025	SGD	106		82	0	0
	10/2025		$86	AUD	132	2	0
	10/2025		473	EUR	405	2	0
	10/2025		203	PLN	740	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	95

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025	EUR	405		$474	$0	$(2)
	11/2025		$22	AUD	33	0	0
	11/2025		37	CHF	29	0	0
	11/2025		82	SGD	105	0	0
	12/2025		27	MXN	520	1	0

GLM	10/2025		0	THB	9	0	0

JPM	10/2025	CAD	3,864		$2,796	19	0
	10/2025	EUR	243		284	0	(1)
	10/2025	PLN	711		194	0	(2)
	11/2025	ZAR	3,246		185	0	(2)

MBC	10/2025	GBP	67		91	1	0
	10/2025		$3,561	EUR	3,029	0	(5)
	10/2025		83	SGD	106	0	(1)

MYI	10/2025		192	PLN	694	0	(1)

NGF	11/2025		297	TRY	12,970	2	0

SCX	10/2025		17,211	GBP	12,867	94	0
	11/2025	GBP	12,867		$17,214	0	(94)

SOG	10/2025	AUD	26		17	0	0
	10/2025		$91,344	EUR	77,673	0	(152)
	11/2025	EUR	77,673		$91,527	152	0
	11/2025		$17	AUD	26	0	0

SSB	10/2025	GBP	12,050		$16,242	36	0

UAG	10/2025	ILS	411		123	0	(1)
	10/2025		$11	ILS	37	0	0
	10/2025		191	PLN	693	0	0
	10/2025		22	ZAR	377	0	0
	10/2025	ZAR	377		$22	0	0
	11/2025	ILS	37		11	0	0
	11/2025	ZAR	1,651		94	0	(2)

Total Forward Foreign Currency Contracts						$333	$(924)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	0.872%	$2,000	$(17)	$19	$2	$0

Total Swap Agreements							$(17)	$19	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$1	$0	$0	$1	$(633)	$0	$0	$(633)	$(632)	$769	$137
BPS	1	0	0	1	0	0	0	0	1	0	1
BRC	10	0	0	10	(4)	0	0	(4)	6	0	6
CBK	8	0	0	8	(17)	0	0	(17)	(9)	0	(9)
DUB	3	0	0	3	(5)	0	0	(5)	(2)	0	(2)
FAR	6	0	0	6	(4)	0	0	(4)	2	0	2
GST	0	0	2	2	0	0	0	0	2	0	2
JPM	19	0	0	19	(5)	0	0	(5)	14	0	14
MBC	1	0	0	1	(6)	0	0	(6)	(5)	0	(5)
MYI	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
NGF	2	0	0	2	0	0	0	0	2	0	2
SCX	94	0	0	94	(94)	0	0	(94)	0	0	0
SOG	152	0	0	152	(152)	0	0	(152)	0	0	0
SSB	36	0	0	36	0	0	0	0	36	0	36
UAG	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)

Total Over the Counter	$333	$0	$2	$335	$(924)	$0	$0	$(924)

96	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(o)

Securities with an aggregate market value of $769 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$26	$0	$0	$48	$74

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$333	$0	$333
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$333	$0	$335

	$0	$28	$0	$333	$48	$409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$43	$0	$0	$16	$59

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$924	$0	$924

	$0	$43	$0	$924	$16	$983

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,900	$0	$0	$109	$2,009

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,752)	$0	$(9,752)
Written Options	0	0	0	11	0	11
Swap Agreements	0	43	0	0	0	43

	$0	$43	$0	$(9,741)	$0	$(9,698)

	$0	$1,943	$0	$(9,741)	$109	$(7,689)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	97

Schedule of Investments	PIMCO High Yield Spectrum Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,273	$0	$0	$(228)	$1,045

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,092	$0	$2,092
Written Options	0	0	0	(2)	0	(2)
Swap Agreements	0	(9)	0	0	0	(9)

	$0	$(9)	$0	$2,090	$0	$2,081

	$0	$1,264	$0	$2,090	$(228)	$3,126

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$792	$29,080	$6,413	$36,285
Corporate Bonds & Notes
Banking & Finance	2,092	67,693	0	69,785
Industrials	1,610	316,188	1,276	319,074
Utilities	0	17,017	0	17,017
Convertible Bonds & Notes
Industrials	0	1,013	0	1,013
Municipal Bonds & Notes
Arizona	0	420	0	420
U.S. Treasury Obligations	0	19,104	0	19,104
Sovereign Issues	0	27,667	0	27,667
Common Stocks
Communication Services	82	0	338	420
Health Care	0	0	1,079	1,079
Industrials	3	0	298	301
Warrants
Industrials	0	3	0	3
Short-Term Instruments
Mutual Funds	0	952	0	952
U.S. Treasury Bills	0	11,070	0	11,070

	$4,579	$490,207	$9,404	$504,190

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,260	$0	$0	$1,260

Total Investments	$5,839	$490,207	$9,404	$505,450

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	74	0	74
Over the counter	0	335	0	335

	$0	$409	$0	$409

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(48)	0	(48)
Over the counter	0	(924)	0	(924)

	$0	$(972)	$0	$(972)

Total Financial Derivative Instruments	$0	$(563)	$0	$(563)

Totals	$5,839	$489,644	$9,404	$504,887

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,137	$995	$(2,904)	$29	$(5)	$119	$1,671	$(629)	$6,413	$140
Corporate Bonds & Notes
Industrials	1,497	19	0	0	0	5	0	(245)	1,276	5
Common Stocks
Communication Services	0	0	0	0	0	338	0	0	338	338
Energy	97	0	(44)	0	44	(97)	0	0	0	0
Financials	957	0	(987)	0	0	30	0	0	0	(957)
Health Care	1,138	0	0	0	0	(59)	0	0	1,079	(59)
Industrials	388	0	0	0	0	(87)	0	(3)	298	33
Warrants
Industrials	140	0	0	0	0	(137)	0	(3)	0	0

Totals	$11,354	$1,014	$(3,935)	$29	$39	$112	$1,671	$(880)	$9,404	$(500)

98	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$529	Comparable Companies	EBITDA Multiple	X	16.290	—
	1,676	Discounted Cash Flow	Discount Rate		7.648 - 11.702	9.526
	359	Indicative Market Quotation	Broker Quote		72.500	—
	2,852	Third Party Vendor	Broker Quote		97.000 - 100.500	99.433
	997	Third Party Vendor	Broker Quote		100.250	—
Corporate Bonds & Notes
Industrials	494	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.970/10.000	—
	29	Expected Recovery	Price		1.630	—
	753	Indicative Market Quotation	Broker Quote		62.500 - 71.000	65.707
Common Stocks
Communication Services	338	Discounted Cash Flow	Discount Rate		7.930	—
Health Care	1,079	Comparable Companies	EBITDA Multiple	X	9.300 - 16.290	10.305
Industrials	298	Comparable Companies / Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.970/10.000	—

Total	$9,404

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	99

Schedule of Investments	PIMCO Long-Term Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,499	$1,669

BCP V Modular Services Holdings IV Ltd.
TBD% due 07/10/2031		1,000	1,116

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		$322	322
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,456	1,481

JetBlue Airways Corp.
8.753% (TSFR3M + 4.750%) due 08/27/2029 ~		3,960	3,811

Oi SA
TBD% due 12/30/2050 «		1,480	15

Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	12,000	14,112

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(m)		$1,100	1,100

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(m)	EUR	756	888

Project Hudson II
7.730% due 05/29/2026 «		$1,600	1,620

Stonepeak Nile Parent LLC
7.079% - 9.250% (TSFR3M + 2.750%) due 04/09/2032 ~		1,300	1,301

Westmoreland Coal Co.
8.000% due 03/15/2029 «		973	394

Total Loan Participations and Assignments (Cost $28,421)			27,829

CORPORATE BONDS & NOTES 67.0%

BANKING & FINANCE 23.5%

Agree LP
4.800% due 10/01/2032		700	706

Aircastle Ltd.
5.950% due 02/15/2029		1,400	1,461

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«•(d)(k)		1,200	72

American Assets Trust LP
6.150% due 10/01/2034		3,500	3,564

American Financial Group, Inc.
4.500% due 06/15/2047		7,700	6,455

American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,344
3.625% due 04/15/2032		3,700	3,467
4.950% due 06/15/2030		600	611

American Tower Corp.
1.875% due 10/15/2030		1,300	1,150
2.950% due 01/15/2051		8,300	5,385
3.100% due 06/15/2050		10,900	7,322
3.700% due 10/15/2049		10,000	7,509
4.050% due 03/15/2032		7,800	7,563

Antares Holdings LP
3.750% due 07/15/2027		3,750	3,647
6.350% due 10/23/2029		1,600	1,637
7.950% due 08/11/2028		1,600	1,703

Aon North America, Inc.
5.750% due 03/01/2054		3,100	3,124

Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,500	2,651
6.900% due 04/13/2029		1,200	1,262

Arch Capital Finance LLC
5.031% due 12/15/2046		500	465

Arch Capital Group Ltd.
3.635% due 06/30/2050		2,465	1,836

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES Finance Co. II LLC
3.250% due 06/15/2030		$1,100	$1,039

ARES Finance Co. IV LLC
3.650% due 02/01/2052		1,900	1,362

ARES Management Corp.
5.600% due 10/11/2054		2,000	1,936

ARES Strategic Income Fund
6.200% due 03/21/2032		1,400	1,447

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,830
3.600% due 09/15/2051		1,200	862

Athene Global Funding
5.322% due 11/13/2031		1,500	1,536
5.526% due 07/11/2031		3,350	3,456

Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,500
6.750% due 10/25/2028		4,097	4,360

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		439	422
4.950% due 10/15/2032		6,000	5,930
5.375% due 05/30/2030		1,300	1,334

AXIS Specialty Finance LLC
3.900% due 07/15/2029		3,000	2,955

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,485

Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(j)(k)		$2,300	2,442
7.883% due 11/15/2034 •		1,800	2,095
8.375% due 06/21/2028 •(j)(k)	EUR	2,000	2,608

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$200	201

Banco Santander SA
9.625% due 11/21/2028 •(j)(k)		1,000	1,122

Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,380
2.676% due 06/19/2041 •		19,400	14,304
2.972% due 07/21/2052 •		800	533
3.311% due 04/22/2042 •		12,200	9,683
4.083% due 03/20/2051 •		300	244
5.202% due 04/25/2029 •		2,700	2,768
5.468% due 01/23/2035 •		6,800	7,105
5.511% due 01/24/2036 •		1,700	1,778
5.872% due 09/15/2034 •		6,300	6,753

Bank of America NA
6.000% due 10/15/2036		1,200	1,303

Barclays PLC
5.335% due 09/10/2035 •		1,000	1,015
5.851% due 03/21/2035 •	GBP	5,100	6,948
6.036% due 03/12/2055 •		$200	211
6.224% due 05/09/2034 •		4,400	4,735
6.375% due 12/15/2025 •(j)(k)	GBP	1,600	2,156
9.250% due 09/15/2028 •(j)(k)		1,000	1,457

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(k)		$1,000	1,003
8.450% due 06/29/2038 •(k)		1,300	1,443

BGC Group, Inc.
4.375% due 12/15/2025		600	599
6.150% due 04/02/2030		2,600	2,668
6.600% due 06/10/2029		500	520
8.000% due 05/25/2028		2,100	2,243

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	219
3.200% due 01/30/2052		10,000	6,830
3.500% due 09/10/2049		1,900	1,389

Blue Owl Finance LLC
4.375% due 02/15/2032		3,700	3,541

BNP Paribas SA
3.132% due 01/20/2033 •		3,200	2,914

BPCE SA
6.293% due 01/14/2036 •		1,100	1,178
7.003% due 10/19/2034 •		4,800	5,357

Brixmor Operating Partnership LP
4.125% due 05/15/2029		1,200	1,190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadstone Net Lease LLC
5.000% due 11/01/2032		$800	$796

Brookfield Capital Finance LLC
6.087% due 06/14/2033		1,200	1,293

Brookfield Finance LLC/ Brookfield Finance, Inc.
3.450% due 04/15/2050		2,000	1,404

Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,155
3.625% due 02/15/2052		1,900	1,375
5.968% due 03/04/2054		7,075	7,300

Brown & Brown, Inc.
6.250% due 06/23/2055		3,100	3,265

CaixaBank SA
3.625% due 09/14/2028 •(j)(k)	EUR	1,400	1,590

Cantor Fitzgerald LP
7.200% due 12/12/2028		$3,000	3,206

Carlyle Finance LLC
5.650% due 09/15/2048		3,100	3,081

CBRE Services, Inc.
5.950% due 08/15/2034		3,100	3,309

CI Financial Corp.
4.100% due 06/15/2051		1,200	871
7.500% due 05/30/2029		3,200	3,412

Citadel Finance LLC
5.900% due 02/10/2030		2,200	2,233

Citadel LP
6.375% due 01/23/2032		1,000	1,059

Commonwealth Bank of Australia
3.784% due 03/14/2032 (k)		1,800	1,705

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	951
4.375% due 06/29/2027 •(j)(k)	EUR	1,600	1,893
4.625% due 12/29/2025 •(j)(k)		4,600	5,422

COPT Defense Properties LP
4.500% due 10/15/2030 (b)		$700	696

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		4,000	4,111

CoStar Group, Inc.
2.800% due 07/15/2030		800	733

Credit Agricole SA
5.862% due 01/09/2036 •		1,100	1,157
7.250% due 09/23/2028 •(j)(k)	EUR	6,100	7,722

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(m)		$900	911
6.740% due 03/20/2030 «(m)		1,000	1,021
Credit Suisse AG AT1 Claim		9,666	1,256

Crown Castle, Inc.
2.100% due 04/01/2031		5,800	5,080
5.200% due 09/01/2034		6,300	6,371

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(j)		1,600	1,664

Deutsche Bank AG
3.729% due 01/14/2032 •		2,900	2,720

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		4,600	4,100

EPR Properties
3.750% due 08/15/2029		2,450	2,359
4.500% due 06/01/2027		1,167	1,168

Equinix, Inc.
3.000% due 07/15/2050		3,200	2,094
3.400% due 02/15/2052		2,500	1,754

Equitable Holdings, Inc.
5.594% due 01/11/2033		1,000	1,053
6.700% due 03/28/2055 •		800	835

Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	1,200	1,411

Essential Properties LP
5.400% due 12/01/2035		$1,000	1,004

Essex Portfolio LP
5.375% due 04/01/2035		900	930
5.500% due 04/01/2034		1,200	1,247

Extra Space Storage LP
4.950% due 01/15/2033		400	403

100	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		$2,700	$2,877
6.100% due 03/15/2055		3,500	3,593
6.350% due 03/22/2054		1,000	1,058

Farmers Insurance Exchange
4.747% due 11/01/2057 •		5,000	4,220

Fidelity National Financial, Inc.
3.200% due 09/17/2051		8,100	5,227

First American Financial Corp.
5.450% due 09/30/2034		1,800	1,806

FMR LLC
6.450% due 11/15/2039		4,500	4,993

Franklin Resources, Inc.
2.950% due 08/12/2051		900	577

Freedom Mortgage Corp.
12.000% due 10/01/2028		1,500	1,590

FS KKR Capital Corp.
3.125% due 10/12/2028		2,100	1,947
6.125% due 01/15/2030		1,900	1,892
7.875% due 01/15/2029		1,000	1,051

FTAI Aviation Investors LLC
7.875% due 12/01/2030		1,200	1,276

GA Global Funding Trust
5.200% due 12/09/2031		650	662
5.500% due 01/08/2029		3,700	3,831
5.900% due 01/13/2035		1,500	1,559

GGAM Finance Ltd.
8.000% due 02/15/2027		1,400	1,434

Global Atlantic Fin Co.
6.750% due 03/15/2054		200	212

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		5,000	4,846
5.625% due 09/15/2034		4,500	4,558
5.750% due 11/01/2037		2,300	2,286
6.250% due 09/15/2054		1,500	1,512

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,895
4.017% due 10/31/2038 •		5,100	4,574
5.016% due 10/23/2035 •		7,900	7,956
5.330% due 07/23/2035 •		4,000	4,119

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		2,000	1,990

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		3,600	3,360

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,700	3,652

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,036
6.750% due 07/15/2035		3,100	3,198

Highwoods Realty LP
3.050% due 02/15/2030		2,600	2,409

Host Hotels & Resorts LP
4.500% due 02/01/2026		1,900	1,898

HPS Corporate Lending Fund
5.950% due 04/14/2032		1,500	1,526

HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)	GBP	5,178	6,986

Hudson Pacific Properties LP
5.950% due 02/15/2028		$800	790

Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,481
7.750% due 01/11/2027 •(j)(k)	EUR	4,610	5,689
7.778% due 06/20/2054 •		$1,700	2,043
7.800% due 11/28/2053		3,000	3,709

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,972
4.875% due 02/01/2035		600	593
4.950% due 01/15/2033		1,400	1,408

Itau Unibanco Holding SA
6.000% due 02/27/2030		6,400	6,652

JAB Holdings BV
2.200% due 11/23/2030		585	514
3.750% due 05/28/2051		750	521
4.500% due 04/08/2052		2,100	1,662

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		$2,100	$2,256

JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,360
3.328% due 04/22/2052 •		18,400	13,248
5.294% due 07/22/2035 •		3,000	3,100
5.350% due 06/01/2034 •		7,100	7,400
5.502% due 01/24/2036 •		6,500	6,804
6.254% due 10/23/2034 •		3,200	3,527
8.750% due 09/01/2030		275	327

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027 ^«(d)		20	2

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (c)		171	4

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (c)		285	6

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (c)		342	6

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (c)		513	7

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (c)		478	7

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2028 (c)		114	3

KBC Group NV
8.000% due 09/05/2028 •(j)(k)	EUR	1,000	1,306

Kilroy Realty LP
2.500% due 11/15/2032		$3,400	2,828
2.650% due 11/15/2033		1,000	819
5.875% due 10/15/2035		900	913
6.250% due 01/15/2036		1,600	1,656

KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050		4,700	3,385

KKR Group Finance Co. XII LLC
4.850% due 05/17/2032		1,526	1,543

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		600	612

Lazard Group LLC
4.375% due 03/11/2029		209	209
6.000% due 03/15/2031		900	952

Legg Mason, Inc.
5.625% due 01/15/2044		1,400	1,406

Liberty Mutual Group, Inc.
3.951% due 10/15/2050		900	690

Lloyds Bank PLC
0.000% due 04/02/2032 þ		1,000	744

Lloyds Banking Group PLC
5.679% due 01/05/2035 •		5,600	5,873
7.875% due 06/27/2029 •(j)(k)	GBP	200	283
8.500% due 09/27/2027 •(j)(k)		1,000	1,413

Marex Group PLC
5.829% due 05/08/2028		$300	304

Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	839
4.350% due 01/30/2047		200	172
5.400% due 03/15/2055		7,900	7,754

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,276
5.672% due 12/01/2052		2,000	1,997

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		3,300	3,436

Mercury General Corp.
4.400% due 03/15/2027		610	607

MetLife, Inc.
5.000% due 07/15/2052		500	468

Mitsubishi UFJ Financial Group, Inc.
5.133% due 07/20/2033 •		5,200	5,352

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.188% due 09/12/2036 •		$1,000	$1,017

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,891
2.869% due 09/13/2030 •		2,500	2,368

Morgan Stanley
0.000% due 04/02/2032 þ(m)		11,300	8,163
2.943% due 01/21/2033 •		4,800	4,365
4.889% due 07/20/2033 •		800	813
5.320% due 07/19/2035 •		5,000	5,161
5.587% due 01/18/2036 •		2,100	2,200
5.831% due 04/19/2035 •		1,600	1,706

Mutual of Omaha Cos Global Funding
5.450% due 12/12/2028		1,500	1,552

Nasdaq, Inc.
6.100% due 06/28/2063		800	846

National Health Investors, Inc.
5.350% due 02/01/2033		400	397

Nationwide Building Society
7.875% due 12/20/2031 •(j)(k)	GBP	1,000	1,395

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		$2,500	3,393

NatWest Group PLC
4.445% due 05/08/2030 •		1,400	1,404
4.600% due 06/28/2031 •(j)(k)		1,300	1,191
5.125% due 05/12/2027 •(j)(k)	GBP	2,500	3,321
7.625% due 09/30/2035 •(j)(k)		3,300	4,478

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		$400	400
4.875% due 04/15/2045		2,700	2,371

New Immo Holding SA
2.750% due 11/26/2026	EUR	2,200	2,561

Newmark Group, Inc.
7.500% due 01/12/2029		$3,000	3,220

Nippon Life Insurance Co.
6.250% due 09/13/2053 •		4,500	4,777

Nomura Holdings, Inc.
5.605% due 07/06/2029		6,500	6,774
7.000% due 07/15/2030 •(j)(k)		2,000	2,073

Nordea Bank Abp
3.750% due 03/01/2029 •(j)(k)		400	373

Northwestern Mutual Life Insurance Co.
6.170% due 05/29/2055		4,000	4,308

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028		4,100	4,137

OneMain Finance Corp.
7.875% due 03/15/2030		2,500	2,647

Pacific Life Insurance Co.
5.950% due 09/15/2055		5,500	5,690
9.250% due 06/15/2039		8,800	12,009

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		2,400	1,809

Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,182

Phillips Edison Grocery Center Operating Partnership I LP
5.750% due 07/15/2034		1,600	1,666

Piedmont Operating Partnership LP
6.875% due 07/15/2029		3,190	3,377

Pine Street Trust III
6.223% due 05/15/2054		5,000	5,158

Progressive Corp.
4.125% due 04/15/2047		500	422

Protective Life Global Funding
5.432% due 01/14/2032		3,500	3,647

Regency Centers LP
4.400% due 02/01/2047		900	772
4.650% due 03/15/2049		500	440

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,603

RGA Global Funding
5.250% due 01/09/2030		1,800	1,863
5.500% due 01/11/2031		2,900	3,029

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	101

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		$1,700	$1,556
5.694% due 04/15/2031 •		2,500	2,610

SBA Tower Trust
2.328% due 07/15/2052		200	190

Selective Insurance Group, Inc.
5.375% due 03/01/2049		1,700	1,571

Sixth Street Lending Partners
5.750% due 01/15/2030		1,600	1,627

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		1,900	1,803

Stifel Financial Corp.
4.000% due 05/15/2030		1,100	1,079

Store Capital LLC
2.750% due 11/18/2030		1,400	1,273
5.400% due 04/30/2030		800	815

Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		3,500	3,694
5.632% due 01/15/2035		1,000	1,062

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 ^(c)(d)		161	24

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 ^(c)(d)		161	25

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 ^(c)(d)		323	49

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 ^(c)(d)		486	75

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 ^(c)(d)		487	76

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 ^(c)(d)		229	35

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	332
6.850% due 12/16/2039		371	426

Tesco Property Finance 3 PLC
5.744% due 04/13/2040	GBP	86	115

Tesco Property Finance 5 PLC
5.661% due 10/13/2041		45	60

Tesco Property Finance 6 PLC
5.411% due 07/13/2044		685	883

Trust Fibra Uno
6.390% due 01/15/2050		$900	831
6.950% due 01/30/2044		5,300	5,263
7.375% due 02/13/2034		1,000	1,079

UBS Group AG
3.179% due 02/11/2043 •		1,400	1,069
4.151% due 12/23/2029 •		3,500	3,493
4.194% due 04/01/2031 •		600	593
4.875% due 02/12/2027 •(j)(k)		4,800	4,743
5.379% due 09/06/2045 •		1,000	1,001
5.959% due 01/12/2034 •		6,200	6,634
6.442% due 08/11/2028 •		6,850	7,119
6.537% due 08/12/2033 •		10,700	11,807
6.850% due 09/10/2029 •(j)(k)		3,500	3,622
7.000% due 02/05/2035 •(j)(k)		2,000	2,041
7.125% due 08/10/2034 •(j)(k)		3,000	3,090

UDR, Inc.
5.125% due 09/01/2034		1,500	1,522

UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,496
7.500% due 06/03/2026 •(j)(k)	EUR	2,000	2,421

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 (c)		$1,445	43

Unum Group
4.500% due 12/15/2049		3,100	2,532

VICI Properties LP
4.750% due 04/01/2028		1,300	1,314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 04/01/2035		$1,000	$1,025
5.625% due 05/15/2052		2,000	1,909

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		2,800	2,735
4.500% due 01/15/2028		400	400

Voya Financial, Inc.
4.700% due 01/23/2048 •		500	483
5.000% due 09/20/2034		600	597
5.700% due 07/15/2043		630	635

Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	6,146
4.611% due 04/25/2053 •		11,300	9,935
4.892% due 09/15/2036 •		1,500	1,498
5.211% due 12/03/2035 •		300	307
5.499% due 01/23/2035 •		5,000	5,217
5.557% due 07/25/2034 •		19,000	19,964
6.491% due 10/23/2034 •		2,200	2,445

Welltower OP LLC
5.125% due 03/15/2043		800	763
6.500% due 03/15/2041		925	1,032

Weyerhaeuser Co.
4.000% due 03/09/2052		5,000	3,890
7.375% due 03/15/2032		681	781

Willis North America, Inc.
3.875% due 09/15/2049		725	551
5.350% due 05/15/2033		1,500	1,553

			793,905

INDUSTRIALS 28.6%

7-Eleven, Inc.
2.800% due 02/10/2051		1,000	620

AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,705
4.400% due 11/06/2042		2,970	2,680
4.450% due 05/14/2046		7,000	6,200
4.700% due 05/14/2045		900	826
4.750% due 03/15/2045		3,000	2,784
4.850% due 06/15/2044		3,300	3,116
5.600% due 03/15/2055		4,100	4,198

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		1,400	1,300

Acushnet Co.
7.375% due 10/15/2028		300	311

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		1,570	1,481

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		626	569

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		2,000	1,901

Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,219	1,156

Aker BP ASA
5.800% due 10/01/2054		4,000	3,711

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,216	1,219

Alcon Finance Corp.
3.800% due 09/23/2049		2,200	1,703

Altice France SA
3.375% due 01/15/2028	EUR	2,200	2,228

Amazon.com, Inc.
2.700% due 06/03/2060		$6,400	3,789
4.100% due 04/13/2062		1,200	967

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,760	1,707
3.375% due 11/01/2028		2,498	2,458
3.575% due 07/15/2029		572	561
3.650% due 08/15/2030		2,392	2,328

Amgen, Inc.
3.375% due 02/21/2050		10,700	7,752
4.563% due 06/15/2048		2,610	2,253
4.663% due 06/15/2051		5,053	4,417
4.875% due 03/01/2053		5,400	4,819
5.650% due 03/02/2053		9,600	9,582
5.750% due 03/02/2063		4,800	4,792

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amrize Finance U.S. LLC
4.750% due 09/22/2046	$1,421	$1,260

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	600	573

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036	9,000	8,890
4.900% due 02/01/2046	3,148	2,951

Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,567
4.950% due 01/15/2042	5,600	5,386

Ashtead Capital, Inc.
5.800% due 04/15/2034	1,600	1,678

Bacardi Ltd.
5.300% due 05/15/2048	3,600	3,280

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	300	217

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	500	498
4.400% due 07/15/2044	6,000	4,813
4.625% due 06/25/2038	2,600	2,355
4.875% due 06/25/2048	3,400	2,872

Bayer U.S. Finance LLC
6.875% due 11/21/2053	2,300	2,506

Becton Dickinson & Co.
5.110% due 02/08/2034	3,600	3,681

Beignet
6.850% due 06/01/2049 «(b)	33,800	33,800

Berry Global, Inc.
5.650% due 01/15/2034	2,000	2,085

BMW U.S. Capital LLC
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~	5,000	5,029

Boeing Co.
3.625% due 02/01/2031	7,900	7,572
3.650% due 03/01/2047	700	512
3.950% due 08/01/2059	4,300	3,093
5.705% due 05/01/2040	4,700	4,799
5.805% due 05/01/2050	11,600	11,597
5.930% due 05/01/2060	12,460	12,457

Booz Allen Hamilton, Inc.
5.950% due 04/15/2035	1,500	1,565

Bristol-Myers Squibb Co.
4.250% due 10/26/2049	630	523
5.650% due 02/22/2064	5,200	5,161

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,640	2,502
4.125% due 03/20/2033	1,535	1,482

Broadcom, Inc.
3.137% due 11/15/2035	1,728	1,496
3.419% due 04/15/2033	7,649	7,082
3.469% due 04/15/2034	5,300	4,839
3.500% due 02/15/2041	5,300	4,364
4.926% due 05/15/2037	5,843	5,830

Burlington Northern Santa Fe LLC
5.200% due 04/15/2054	4,000	3,843

Cameron LNG LLC
3.701% due 01/15/2039	2,600	2,232

Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	1,017
3.500% due 05/01/2050	4,234	3,109
6.125% due 09/15/2115	6,470	6,684

Carnival Corp.
5.125% due 05/01/2029 (b)	600	600
5.750% due 03/15/2030	1,200	1,226
5.750% due 08/01/2032	900	917
7.000% due 08/15/2029	900	948

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	1,900	1,776
5.550% due 08/22/2034	1,000	1,026

Cellnex Finance Co. SA
3.875% due 07/07/2041	600	479

Centene Corp.
4.625% due 12/15/2029	1,900	1,843

102	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CF Industries, Inc.
5.150% due 03/15/2034	$3,200	$3,231
5.375% due 03/15/2044	1,800	1,743

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	2,500	1,825
3.700% due 04/01/2051	11,000	7,262
3.850% due 04/01/2061	9,600	5,988
3.900% due 06/01/2052	3,400	2,304
3.950% due 06/30/2062	1,700	1,076
4.400% due 12/01/2061	2,374	1,646
4.800% due 03/01/2050	4,900	3,883
5.375% due 05/01/2047	5,100	4,411

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,091
3.700% due 11/15/2029	6,500	6,319

Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,914
5.750% due 08/15/2034	2,900	3,016

Cheniere Energy, Inc.
5.650% due 04/15/2034	2,000	2,063

Choice Hotels International, Inc.
5.850% due 08/01/2034	800	819

Chord Energy Corp.
6.750% due 03/15/2033	300	304

Cigna Group
5.250% due 01/15/2036	2,200	2,229
5.600% due 02/15/2054	1,500	1,476

Cleveland Clinic Foundation
4.858% due 01/01/2114	45	39

Comcast Corp.
2.937% due 11/01/2056	12,149	7,216
5.500% due 05/15/2064	3,800	3,584

Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,009
5.250% due 11/15/2048	3,500	3,261

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(m)	1,275	1,316

CSL Finance PLC
4.625% due 04/27/2042	900	822

CVS Health Corp.
5.125% due 07/20/2045	7,400	6,721
5.300% due 12/05/2043	6,700	6,275
5.625% due 02/21/2053	3,500	3,328

CVS Pass-Through Trust
7.507% due 01/10/2032	8,387	8,940
8.353% due 07/10/2031	180	196

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	2,600	2,616

Diamondback Energy, Inc.
5.550% due 04/01/2035	1,400	1,438
5.750% due 04/18/2054	4,100	3,949

DT Midstream, Inc.
4.300% due 04/15/2032	2,900	2,775

Ecopetrol SA
7.375% due 09/18/2043 (n)	3,750	3,474

Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,198
4.650% due 01/15/2043	1,435	1,292
5.100% due 01/15/2044	500	475
5.125% due 02/15/2053	8,100	7,404
5.650% due 06/15/2054	2,500	2,459
5.850% due 11/01/2064	2,000	1,992

Eli Lilly & Co.
4.950% due 02/27/2063	5,100	4,714
5.200% due 08/14/2064	2,600	2,503

Enbridge, Inc.
6.700% due 11/15/2053	4,400	4,918

Energy Transfer LP
5.000% due 05/15/2044	4,857	4,318
5.150% due 03/15/2045	11,100	9,969
5.300% due 04/01/2044	1,400	1,283
5.350% due 05/15/2045	2,465	2,263
5.950% due 05/15/2054	2,500	2,423
6.050% due 09/01/2054	3,600	3,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eni SpA
5.950% due 05/15/2054	$2,747	$2,748

Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	4,120
4.200% due 04/01/2050	4,200	3,427

Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	5,037
4.850% due 03/15/2044	3,579	3,294
4.950% due 10/15/2054	830	750
5.200% due 01/15/2036	4,800	4,881
5.550% due 02/16/2055	6,700	6,627
7.433% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,451

EQT Corp.
5.750% due 02/01/2034	1,600	1,675

Essent Group Ltd.
6.250% due 07/01/2029	1,000	1,048

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	1,800	1,814

Ferguson Finance PLC
3.250% due 06/02/2030	700	665

Fiserv, Inc.
4.400% due 07/01/2049	1,355	1,118

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,300	6,720

Flex Ltd.
4.875% due 06/15/2029	2,000	2,021

GATX Corp.
4.500% due 03/30/2045	1,038	860

Global Payments, Inc.
4.150% due 08/15/2049	1,700	1,293

Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,368
6.510% due 02/23/2042	1,900	2,062

Haleon U.S. Capital LLC
4.000% due 03/24/2052	1,000	800

Harbour Energy PLC
6.327% due 04/01/2035	1,600	1,644

HCA, Inc.
3.500% due 07/15/2051	4,900	3,355
4.125% due 06/15/2029	700	694
4.375% due 03/15/2042	2,040	1,747
4.625% due 03/15/2052	3,100	2,562
5.125% due 06/15/2039	2,400	2,314
5.250% due 06/15/2049	2,600	2,383
5.875% due 02/01/2029	700	729
5.900% due 06/01/2053	800	790
5.950% due 09/15/2054	1,400	1,398

Hilton Domestic Operating Co., Inc.
5.750% due 09/15/2033	1,300	1,318

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052	1,100	847

Hyatt Hotels Corp.
4.375% due 09/15/2028	800	801
5.375% due 12/15/2031	800	818

Hyundai Capital America
5.400% due 06/23/2032	4,700	4,843

Imperial Brands Finance PLC
6.125% due 07/27/2027	2,600	2,684

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	1,700	1,246

Intel Corp.
3.200% due 08/12/2061	3,000	1,795
5.700% due 02/10/2053	7,000	6,774

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032	1,600	1,663

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (n)	1,600	1,624

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,042	925

Johnson Controls, Inc.
4.950% due 07/02/2064	20	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan, Inc.
6.950% due 06/01/2028	$3,795	$4,042
7.420% due 02/15/2037	2,980	3,413
8.050% due 10/15/2030	3,825	4,399

Kraft Heinz Foods Co.
4.875% due 10/01/2049	1,200	1,050

L3Harris Technologies, Inc.
5.500% due 08/15/2054	3,100	3,086

Las Vegas Sands Corp.
3.500% due 08/18/2026	6,800	6,748
3.900% due 08/08/2029	5,800	5,614
6.200% due 08/15/2034	4,500	4,712

Leidos, Inc.
4.375% due 05/15/2030	250	249

Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,050

Marathon Petroleum Corp.
6.500% due 03/01/2041	1,800	1,941

Marriott International, Inc.
5.250% due 10/15/2035	400	404

Mars, Inc.
5.700% due 05/01/2055	2,600	2,636
5.800% due 05/01/2065	2,100	2,143

Marvell Technology, Inc.
2.950% due 04/15/2031	4,000	3,696

Meta Platforms, Inc.
5.400% due 08/15/2054	9,100	8,998
5.550% due 08/15/2064	1,000	993

Micron Technology, Inc.
3.477% due 11/01/2051	7,300	5,227

Moody’s Corp.
3.100% due 11/29/2061	4,000	2,559

MPLX LP
4.900% due 04/15/2058	1,900	1,582
4.950% due 03/14/2052	700	598
5.200% due 03/01/2047	900	811
5.950% due 04/01/2055	6,600	6,456

MSCI, Inc.
3.625% due 11/01/2031	1,800	1,691

National Football League
5.250% due 10/05/2034 «(m)	1,700	1,743
5.420% due 10/05/2037 «(m)	600	618

NetApp, Inc.
5.700% due 03/17/2035	1,600	1,673

New York & Presbyterian Hospital
4.063% due 08/01/2056	45	36

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	800	568

NFL Football Club Term Notes
5.250% due 10/05/2034 «(m)	3,200	3,236
5.420% due 10/05/2037 «(m)	1,200	1,216

Northern Natural Gas Co.
4.300% due 01/15/2049	5,000	4,112

Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,859
4.260% due 11/01/2047	30	25

NTT Finance Corp.
5.171% due 07/16/2032	2,000	2,049

NVR, Inc.
3.000% due 05/15/2030	3,600	3,404

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.400% due 05/01/2030	375	360

ONEOK Partners LP
6.125% due 02/01/2041	2,225	2,288

Oracle Corp.
3.650% due 03/25/2041	5,700	4,568
3.850% due 04/01/2060	6,615	4,552
3.950% due 03/25/2051	15,900	11,830
4.100% due 03/25/2061	6,400	4,613
5.500% due 09/27/2064	6,000	5,499
5.950% due 09/26/2055	600	599

Petroleos Mexicanos
6.840% due 01/23/2030	4,000	4,071

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	103

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philip Morris International, Inc.
3.875% due 08/21/2042		$2,600	$2,162

Quanta Services, Inc.
3.050% due 10/01/2041		4,000	2,977

Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	5,103
4.550% due 03/15/2052		1,800	1,493

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	100	138

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036 (b)		$200	201
5.500% due 04/01/2028		2,000	2,039
5.625% due 09/30/2031		1,200	1,224
6.000% due 02/01/2033		2,000	2,052

Royalty Pharma PLC
3.550% due 09/02/2050		4,300	3,023
4.450% due 03/25/2031		1,000	992

RTX Corp.
4.050% due 05/04/2047		2,705	2,207
4.350% due 04/15/2047		700	600
4.450% due 11/16/2038		800	753
6.100% due 03/15/2034		5,000	5,477
6.400% due 03/15/2054		1,600	1,791

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		7,200	7,228

Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,203
6.875% due 09/19/2033		2,500	2,753

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,249
5.875% due 07/17/2064		1,200	1,184

Seadrill Finance Ltd.
8.375% due 08/01/2030		400	416

Snam SpA
6.500% due 05/28/2055		3,000	3,225

Southern Co.
3.750% due 09/15/2051 •		5,000	4,940
4.250% due 07/01/2036		1,000	930

Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,559

Spectra Energy Partners LP
4.500% due 03/15/2045		1,675	1,436

Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		8,800	8,796
9.375% due 11/30/2029		2,000	2,109

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		785	746

Stryker Corp.
4.625% due 03/15/2046		2,200	1,991
5.200% due 02/10/2035		5,400	5,571

Sutter Health
3.161% due 08/15/2040		350	277

Synopsys, Inc.
5.700% due 04/01/2055		6,800	6,868

T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	986
3.300% due 02/15/2051		4,700	3,206
3.400% due 10/15/2052		10,900	7,474
3.500% due 04/15/2031		200	190
3.600% due 11/15/2060		11,300	7,684
3.875% due 04/15/2030		6,695	6,567
5.650% due 01/15/2053		4,200	4,153

Tapestry, Inc.
5.500% due 03/11/2035		2,000	2,044

Targa Resources Corp.
4.950% due 04/15/2052		500	428
5.500% due 02/15/2035		1,500	1,527

TD SYNNEX Corp.
2.650% due 08/09/2031		1,500	1,347

Telefonica Emisiones SA
4.895% due 03/06/2048		3,500	3,007

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,279
8.375% due 06/15/2032		1,275	1,507

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	351	$528

Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	4,000	3,311

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (f)	GBP	25	29

Time Warner Cable LLC
4.500% due 09/15/2042		$820	659
5.250% due 07/15/2042	GBP	800	904
5.500% due 09/01/2041		$6,225	5,708
5.875% due 11/15/2040		4,520	4,323
6.750% due 06/15/2039		3,500	3,663
7.300% due 07/01/2038		5,000	5,466

TopBuild Corp.
4.125% due 02/15/2032		1,600	1,501

TotalEnergies Capital SA
5.488% due 04/05/2054		700	693
5.638% due 04/05/2064		1,500	1,496

Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,856
5.400% due 08/15/2041		1,400	1,378

Trimble, Inc.
6.100% due 03/15/2033		800	860

Trustees of the University of Pennsylvania
4.674% due 09/01/2112		700	594

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (c)		1,726	319

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 (c)		817	629

United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,147	4,731
3.100% due 01/07/2030		347	335
3.450% due 01/07/2030		2,832	2,721
4.000% due 10/11/2027		364	364
4.150% due 02/25/2033		1,586	1,551
4.550% due 02/25/2033		2,800	2,696
5.450% due 08/15/2038		966	997
5.875% due 04/15/2029		1,328	1,366

UnitedHealth Group, Inc.
3.875% due 08/15/2059		7,100	5,219
5.050% due 04/15/2053		16,900	15,497
5.200% due 04/15/2063		8,800	8,064
6.050% due 02/15/2063		300	314

University of Southern California
5.250% due 10/01/2111		40	38

UPMC
5.035% due 05/15/2033		1,100	1,123

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,601

Var Energi ASA
8.000% due 11/15/2032		1,200	1,394

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,570	2,465
3.875% due 11/01/2033		5,500	4,960
4.125% due 08/15/2031		1,200	1,133
6.250% due 01/15/2030		2,500	2,609

Venture Global LNG, Inc.
7.000% due 01/15/2030		4,900	5,074

Viking Cruises Ltd.
5.875% due 10/15/2033 (b)		600	601

Viper Energy Partners LLC
5.700% due 08/01/2035		1,400	1,424

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	2,100	2,633

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	5,800	7,007

VMware LLC
2.200% due 08/15/2031		$5,900	5,206
4.700% due 05/15/2030		2,100	2,127

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		3,000	3,040

Warnermedia Holdings, Inc.
5.141% due 03/15/2052		741	553

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waste Connections, Inc.
4.200% due 01/15/2033		$4,200	$4,123

Weatherford International Ltd.
6.750% due 10/15/2033 (b)		600	601

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	514

Western Midstream Operating LP
5.300% due 03/01/2048		2,900	2,526

Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,489
5.800% due 11/15/2054		2,400	2,411

Woodside Finance Ltd.
3.700% due 09/15/2026		1,300	1,293
3.700% due 03/15/2028		1,126	1,109
5.700% due 09/12/2054		6,000	5,752
6.000% due 05/19/2035		1,000	1,044

Workday, Inc.
3.800% due 04/01/2032		4,500	4,299

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		1,500	1,524

Yellowstone Energy LP
5.750% due 12/31/2026		365	360

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	191
4.450% due 08/15/2045		2,397	2,107

			968,437

UTILITIES 14.9%

AEP Texas, Inc.
4.150% due 05/01/2049		1,600	1,256

AES Corp.
6.950% due 07/15/2055 •		700	689
7.600% due 01/15/2055 •		3,475	3,607

Alabama Power Co.
3.450% due 10/01/2049		2,100	1,541

Ameren Illinois Co.
3.250% due 03/15/2050		1,000	703

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	400	521

Appalachian Power Co.
4.500% due 08/01/2032		$2,600	2,577

Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,057
3.500% due 12/01/2049		1,400	1,009
4.500% due 04/01/2042		700	620

AT&T, Inc.
3.550% due 09/15/2055		8,889	6,130
3.650% due 06/01/2051		1,200	868
3.650% due 09/15/2059		32,908	22,518
3.800% due 12/01/2057		24,217	17,283

Berkshire Hathaway Energy Co.
4.600% due 05/01/2053		1,000	861

Black Hills Corp.
6.000% due 01/15/2035		2,050	2,184

Brooklyn Union Gas Co.
4.487% due 03/04/2049		1,200	983

CenterPoint Energy Houston Electric LLC
3.350% due 04/01/2051		2,500	1,780

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		1,500	1,606
6.544% due 11/15/2053		2,000	2,147
6.714% due 08/15/2063		1,200	1,317

Comision Federal de Electricidad
5.750% due 02/14/2042		55	51

Commonwealth Edison Co.
4.000% due 03/01/2048		700	564

Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061		9,880	6,895
3.700% due 11/15/2059		1,700	1,221
4.500% due 05/15/2058		5,800	4,862
4.650% due 12/01/2048		3,000	2,666

104	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Constellation Energy Generation LLC
5.600% due 06/15/2042	$2,195	$2,232
5.750% due 03/15/2054	2,000	2,029
5.800% due 03/01/2033	3,800	4,062

Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,075
4.200% due 09/01/2052	3,100	2,552

Dominion Energy, Inc.
2.250% due 08/15/2031	2,100	1,859

DTE Electric Co.
4.050% due 05/15/2048	1,600	1,326
5.400% due 04/01/2053	3,000	2,983

Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,835
5.350% due 01/15/2053	6,800	6,679
5.400% due 01/15/2054	12,500	12,409

Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,464
3.500% due 06/15/2051	11,400	8,047
3.950% due 08/15/2047	2,300	1,795

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	1,300	1,312

Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	707
3.600% due 09/15/2047	900	685

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	700	630

Electricite de France SA
4.875% due 09/21/2038	2,300	2,174
4.950% due 10/13/2045	2,150	1,960
6.000% due 04/22/2064	8,100	8,018
6.900% due 05/23/2053	1,400	1,564

Emera U.S. Finance LP
4.750% due 06/15/2046	2,100	1,815

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	1,241	1,230

Enel Finance America LLC
2.875% due 07/12/2041	9,750	7,011

Enel Finance International NV
4.750% due 05/25/2047	1,500	1,301
5.500% due 06/26/2034	2,900	3,005

Entergy Corp.
3.750% due 06/15/2050	4,000	2,962
7.125% due 12/01/2054 •	1,000	1,047

Entergy Texas, Inc.
5.550% due 09/15/2054	2,000	1,969

Evergy, Inc.
6.650% due 06/01/2055 •	1,000	1,026

FirstEnergy Transmission LLC
5.450% due 07/15/2044	6,330	6,196

FORESEA Holding SA
7.500% due 06/15/2030	659	645

Georgia Power Co.
4.750% due 09/01/2040	1,000	953

Indiana Michigan Power Co.
4.550% due 03/15/2046	400	352

Interstate Power & Light Co.
5.450% due 09/30/2054	2,600	2,518

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	1,600	1,568

ITC Holdings Corp.
5.400% due 06/01/2033	2,300	2,385

Kentucky Utilities Co.
4.375% due 10/01/2045	2,300	1,986

KeySpan Gas East Corp.
3.586% due 01/18/2052	3,000	2,040

Liberty Utilities Co.
5.869% due 01/31/2034	2,000	2,073

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,731
4.250% due 05/01/2046	3,450	2,940
4.250% due 07/15/2049	14,325	12,000
5.850% due 09/15/2054	2,100	2,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mississippi Power Co.
4.250% due 03/15/2042	$1,700	$1,488

Monongahela Power Co.
5.400% due 12/15/2043	4,224	4,185

Nevada Power Co.
3.125% due 08/01/2050	5,300	3,505

New England Power Co.
3.800% due 12/05/2047	3,300	2,598

New York State Electric & Gas Corp.
3.300% due 09/15/2049	900	600

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,231
5.783% due 09/16/2052	1,050	1,058

NiSource, Inc.
3.950% due 03/30/2048	1,245	995
4.375% due 05/15/2047	1,800	1,517
5.800% due 02/01/2042	300	307

Northern States Power Co.
5.100% due 05/15/2053	11,600	11,045
5.650% due 06/15/2054	400	414

NRG Energy, Inc.
2.450% due 12/02/2027	500	479

NSTAR Electric Co.
4.950% due 09/15/2052	1,300	1,199

Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	848
6.200% due 12/01/2053	2,700	2,846

Ohio Power Co.
2.900% due 10/01/2051	2,700	1,683

ONEOK, Inc.
5.050% due 04/01/2045	2,200	1,957
5.200% due 07/15/2048	9,862	8,821
5.850% due 11/01/2064	17,000	16,244

Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,139
3.250% due 06/01/2031	1,500	1,380
3.300% due 08/01/2040	2,700	2,048
3.500% due 08/01/2050	7,850	5,364
3.750% due 07/01/2028	2,400	2,358
3.950% due 12/01/2047	4,800	3,592
4.300% due 03/15/2045	1,600	1,285
4.500% due 07/01/2040	4,200	3,657
4.500% due 12/15/2041	2,900	2,397
4.550% due 07/01/2030	5,700	5,663
4.750% due 02/15/2044	1,200	1,029
4.950% due 07/01/2050	4,200	3,608
5.250% due 03/01/2052	2,700	2,404
6.000% due 08/15/2035	1,500	1,571
6.100% due 10/15/2055 (b)	1,300	1,298
6.700% due 04/01/2053	5,500	5,888

PacifiCorp
4.150% due 02/15/2050	200	156
5.350% due 12/01/2053	3,500	3,232
5.450% due 02/15/2034	2,800	2,870
5.800% due 01/15/2055	3,100	3,041
7.375% due 09/15/2055 •	2,600	2,741

PECO Energy Co.
4.375% due 08/15/2052	5,700	4,837

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	4,000	2,962

Petrobras Global Finance BV
6.250% due 01/10/2036	8,700	8,597

PG&E Corp.
7.375% due 03/15/2055 •	2,500	2,573

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	2,011
3.640% due 11/01/2046	1,000	751
5.400% due 06/15/2033	700	729
Public Service Co. of Colorado
5.850% due 05/15/2055	2,400	2,472

Puget Energy, Inc.
4.100% due 06/15/2030	500	489

RWE Finance U.S. LLC
5.125% due 09/18/2035	2,600	2,566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Gas & Electric Co.
3.700% due 03/15/2052		$2,200	$1,622
3.750% due 06/01/2047		1,895	1,458
4.100% due 06/15/2049		1,578	1,272
4.150% due 05/15/2048		2,795	2,275

Sempra
4.000% due 02/01/2048		925	714
6.000% due 10/15/2039		3,635	3,790
6.375% due 04/01/2056 •		2,600	2,670

Southern California Edison Co.
2.950% due 02/01/2051		900	551
3.600% due 02/01/2045		1,400	1,025
3.900% due 12/01/2041		3,800	2,967
3.900% due 03/15/2043		8,500	6,660
4.000% due 04/01/2047		8,938	6,772
4.050% due 03/15/2042		2,000	1,606
4.125% due 03/01/2048		1,800	1,377
4.650% due 10/01/2043		2,950	2,516
4.875% due 03/01/2049		1,100	931
5.450% due 06/01/2052		3,100	2,825
5.625% due 02/01/2036		2,879	2,909
5.900% due 03/01/2055		2,200	2,138
5.950% due 02/01/2038		1,500	1,531
6.050% due 03/15/2039		4,500	4,636
6.200% due 09/15/2055		2,600	2,624

Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,290
3.950% due 02/15/2050		3,500	2,744
5.125% due 11/15/2040		300	296

Southern Power Co.
5.250% due 07/15/2043		500	483

Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,511
6.200% due 03/15/2040		8,200	8,690

Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,201
6.000% due 06/01/2054		5,850	6,101

SW Finance I PLC
7.000% due 04/16/2040	GBP	2,300	2,991

System Energy Resources, Inc.
5.300% due 12/15/2034		$1,200	1,209

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/2032		4,575	4,340

Union Electric Co.
5.125% due 03/15/2055		1,800	1,705
5.250% due 01/15/2054		5,000	4,794
5.450% due 03/15/2053		2,800	2,747

Verizon Communications, Inc.
2.850% due 09/03/2041		6,000	4,373
2.987% due 10/30/2056		3,887	2,399
3.000% due 11/20/2060		21,700	13,192

Virginia Electric & Power Co.
2.950% due 11/15/2051		9,900	6,340

Vistra Operations Co. LLC
5.700% due 12/30/2034		300	311

Vodafone Group PLC
5.125% due 06/04/2081 •		3,900	3,080
5.875% due 06/28/2064		6,600	6,575

			504,849

Total Corporate Bonds & Notes (Cost $2,481,263)			2,267,191

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2025 (f)		85	3
0.000% due 12/31/2026 (f)		114	3
0.000% due 12/31/2027 (f)		142	3
0.000% due 12/31/2028 (f)		228	5
0.000% due 12/31/2029 (f)		228	5
0.000% due 12/31/2030 (f)		285	7
0.000% due 12/31/2031 (f)		285	7
0.000% due 12/31/2032 (f)		535	13

Total Convertible Bonds & Notes (Cost $68)			46

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	105

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.2%

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	$2,300	$2,455

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,600	2,924

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	754

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	440	374

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	835	697

		7,204

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	9,420	10,261

ILLINOIS 0.0%

Chicago, Illinois General Obligation Bonds, Series 2009
6.050% due 01/01/2029	250	254

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	775	801

		1,055

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	895

OHIO 0.4%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010
6.270% due 02/15/2050	4,520	4,722

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	6,002
8.084% due 02/15/2050	1,000	1,285

		12,009

PENNSYLVANIA 0.4%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,677

TEXAS 0.3%

Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	4,000	4,514

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	5,400	5,508

University of Texas System Revenue Bonds, Series 2017
3.354% due 08/15/2047	45	34

		10,056

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	930	992

Total Municipal Bonds & Notes (Cost $54,139)		55,149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 8.1%

Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055	$16,307	$16,459

Government National Mortgage Association, TBA
4.000% due 11/01/2055	65,300	61,396
4.500% due 11/01/2055	2,300	2,229
5.000% due 11/01/2055	15,300	15,201
6.000% due 11/01/2055	5,900	6,001

Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2055	20	18
4.000% due 11/01/2055	95,290	89,798
5.000% due 11/01/2055	84,800	84,053

Total U.S. Government Agencies (Cost $275,892)		275,155

U.S. TREASURY OBLIGATIONS 19.0%

U.S. Treasury Bonds
1.875% due 02/15/2051	46,200	26,400
1.875% due 11/15/2051 (p)(r)	39,900	22,579
2.500% due 02/15/2045 (p)(r)	38,400	27,518
2.750% due 08/15/2047 (p)(r)	25,300	18,348
2.750% due 11/15/2047 (p)	5,200	3,760
3.000% due 05/15/2047 (p)(r)	32,300	24,601
3.000% due 02/15/2048 (p)(r)	5,700	4,306
3.000% due 08/15/2048 (p)	170,300	128,084
3.125% due 05/15/2048 (p)	6,000	4,628
3.625% due 02/15/2053 (p)	11,100	9,179
3.875% due 05/15/2043 (p)	92,642	83,942
4.250% due 02/15/2054	26,300	24,283
4.250% due 08/15/2054	10,600	9,789
4.375% due 08/15/2043 (p)	4,400	4,248
4.625% due 05/15/2054 (p)	102,500	100,734
4.625% due 02/15/2055 (p)	30,690	30,177
4.750% due 11/15/2053 (p)	101,220	101,422
4.875% due 08/15/2045	17,800	18,199

U.S. Treasury STRIPS Coupon
0.000% due 02/15/2042 (a)(r)	1,500	685

Total U.S. Treasury Obligations (Cost $722,960)		642,882

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

Banc of America Funding Trust
5.500% due 01/25/2036	15	16
5.750% due 03/25/2036	41	34

Bear Stearns ALT-A Trust
6.013% due 11/25/2034 ~	16	15

Bear Stearns ARM Trust
5.391% due 11/25/2034 ~	282	259

BX Commercial Mortgage Trust
5.163% due 02/15/2039 •	1,089	1,088

BX Trust
5.164% due 10/15/2036 •	5,000	4,997

Chase Mortgage Finance Trust
4.752% due 12/25/2037 ~	110	95

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ	1,550	1,551

Countrywide Alternative Loan Trust
4.932% due 09/25/2035 •	80	58

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.552% due 07/25/2047 •	110	103

GSMPS Mortgage Loan Trust
4.622% due 03/25/2035 •	479	451

IndyMac INDX Mortgage Loan Trust
4.872% due 07/25/2035 •	216	175

JP Morgan Mortgage Trust
5.945% due 11/25/2033 ~	2	2

Merrill Lynch Mortgage Investors Trust
5.850% due 05/25/2033 ~	3	2

NAAC Reperforming Loan REMICS Trust Certificates
4.722% due 02/25/2035 •	651	534

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	3,733	3,596

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.342% due 02/25/2035 •	$107	$106

OPEN Trust
7.239% due 11/15/2040 •	65	65

PMT Loan Trust
5.706% due 08/25/2056 •	693	695

RALI Trust
4.903% due 02/25/2035 ~	357	318

RFMSI Trust
5.594% due 02/25/2036 ~	139	132

Sequoia Mortgage Trust
5.076% due 05/20/2034 •	211	199

Structured Adjustable Rate Mortgage Loan Trust
5.281% due 03/25/2034 ~	5	5

Towd Point Mortgage Trust
5.272% due 05/25/2058 •	153	157

WaMu Mortgage Pass-Through Certificates Trust
2.471% due 11/25/2041 ~	115	106
5.152% due 07/25/2044 •	98	95

Total Non-Agency Mortgage-Backed Securities (Cost $14,819)		14,854

ASSET-BACKED SECURITIES 0.6%

CMBS OTHER 0.1%

MF1 LLC
5.871% due 03/19/2039 •	1,000	1,005

MF1 Ltd.
5.484% due 02/19/2037 •	2,156	2,159

Ready Capital Mortgage Financing LLC
6.532% due 10/25/2039 •	26	25

		3,189

HOME EQUITY OTHER 0.0%

ACE Securities Corp. Home Equity Loan Trust
5.067% due 01/25/2035 •	571	550

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.142% due 07/25/2034 •	17	17

Bayview Financial Acquisition Trust
6.601% due 05/28/2037 þ	0	1

Bear Stearns Asset-Backed Securities Trust
5.012% due 01/25/2034 •	3	3

RAAC Trust
5.032% due 10/25/2046 •	54	53

Saxon Asset Securities Trust
4.579% due 03/25/2035 •	55	48

		672

HOME EQUITY SEQUENTIAL 0.0%

RBSSP Resecuritization Trust
4.614% due 11/26/2036 •	5	5

OTHER ABS 0.5%

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	842	808

Allegro CLO XI Ltd.
5.575% due 01/19/2033 •	811	812

Dryden 54 Senior Loan Fund
5.475% due 10/19/2029 •	1,074	1,075

ECAF I Ltd.
4.947% due 06/15/2040	1,037	936

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	302	300

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	1,337	1,303

LCM XVIII LP
5.607% due 04/20/2031 •	21	21

106	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

METAL LLC
4.581% due 10/15/2042		$1,621	$1,094

Octagon Investment Partners 39 Ltd.
5.475% due 10/20/2030 •		955	956

OZLM XX Ltd.
5.637% due 04/20/2031 •		547	548

Pikes Peak CLO 2
5.549% due 10/11/2034 •		3,000	3,004

Pikes Peak CLO 4
5.528% due 07/15/2034 •		3,000	3,005

Start II Ltd.
4.089% due 03/15/2044		428	425

Venture XIX CLO Ltd.
5.839% due 01/15/2032 •		496	496

			14,783

Total Asset-Backed Securities (Cost $19,153)			18,649

SOVEREIGN ISSUES 4.4%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		2,900	1,702
3.125% due 09/30/2049		1,400	1,018
3.875% due 04/16/2050		3,400	2,791

Brazil Government International Bonds
7.125% due 05/13/2054		1,100	1,118
7.250% due 01/12/2056		1,398	1,416

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2060 (i)	BRL	16,374	2,645

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,000	3,168

Chile Government International Bonds
4.000% due 01/31/2052		600	475
5.330% due 01/05/2054		33	32

Colombia Government International Bonds
7.500% due 02/02/2034		2,600	2,738

Israel Government International Bonds
5.375% due 02/19/2030		1,500	1,549
5.500% due 03/12/2034		9,300	9,566

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	626,000	3,246

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		1,130,000	6,519
2.400% due 03/20/2055		590,000	3,476

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		318,000	2,095

Mexico Government International Bonds
4.500% due 03/19/2034	EUR	4,500	5,369
5.625% due 09/22/2035		$9,300	9,268

Panama Government International Bonds
4.500% due 05/15/2047		35	27

Peru Government Bonds
7.300% due 08/12/2033	PEN	20,900	6,713

Peru Government International Bonds
5.400% due 08/12/2034		51,100	14,256
6.150% due 08/12/2032		9,064	2,767
6.950% due 08/12/2031		8,350	2,664

Philippines Government International Bonds
5.500% due 01/17/2048		$400	409

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	184,000	9,817
8.875% due 02/28/2035		302,300	17,197

Romania Government International Bonds
1.750% due 07/13/2030	EUR	1,100	1,136
2.875% due 04/13/2042		1,100	830
3.750% due 02/07/2034		400	410
5.625% due 02/22/2036		1,000	1,143
5.625% due 05/30/2037		6,000	6,744

Saudi Government International Bonds
3.450% due 02/02/2061		$12,000	7,861
5.125% due 01/13/2028		7,300	7,461
5.750% due 01/16/2054		6,300	6,339

U.K. Gilts
4.375% due 07/31/2054	GBP	4,686	5,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)	$26	$14
0.000% due 02/01/2034 þ(h)	97	40
0.000% due 02/01/2035 þ(h)	82	40
0.000% due 02/01/2036 þ(h)	68	33
4.500% due 02/01/2034 þ	95	53
4.500% due 02/01/2035 þ	166	92
4.500% due 02/01/2036 þ	213	116

Total Sovereign Issues (Cost $150,303)		149,629

	SHARES
COMMON STOCKS 0.1%

FINANCIALS 0.0%

MNSN Holdings, Inc. (e)(m)	2,831	170

Stichting Administratiekantoor «(e)	6,729	0

		170

INDUSTRIALS 0.1%

Foresea Holdings SA «	63,984	1,387

Westmoreland Mining Holdings «(e)(m)	32,131	12

Westmoreland Mining LLC «(e)(m)	32,414	36

		1,435

Total Common Stocks (Cost $2,492)		1,605

PREFERRED SECURITIES 3.4%

BANKING & FINANCE 3.2%

American AgCredit Corp.
5.250% due 06/15/2026 •(j)	11,000,000	10,864

Banco Bilbao Vizcaya Argentaria SA
6.000% due 01/15/2026 •(j)(k)	1,000,000	1,184

Capital Farm Credit ACA
5.000% due 03/15/2026 •(j)	6,400,000	6,356

Charles Schwab Corp.
4.000% due 12/01/2030 •(j)	9,000,000	8,465
5.000% due 12/01/2027 •(j)	2,000,000	1,969

Citigroup, Inc.
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~	3,600,000	3,717
6.950% due 02/15/2030 •(j)	3,800,000	3,908

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(j)	1,100,000	1,080

CoBank ACB
4.250% due 01/01/2027 •(j)	3,500,000	3,407
6.250% due 10/01/2026 •(j)	3,700,000	3,718
7.125% due 01/01/2030 •(j)	2,000,000	2,078

Cooperatieve Rabobank UA
6.500% þ(j)	1,822,950	2,466

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(j)	4,500,000	4,426

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	4,400,000	4,315
6.125% due 11/10/2034 •(j)	3,600,000	3,669
6.850% due 02/10/2030 •(j)	4,900,000	5,098
7.500% due 02/10/2029 •(j)	2,200,000	2,342
7.500% due 05/10/2029 •(j)	3,000,000	3,177

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	4,000,000	3,956
4.200% due 09/01/2026 (j)	75,000	1,416
4.625% due 06/01/2026 (j)	111,000	2,250
6.500% due 04/01/2030 •(j)	5,300,000	5,493
6.730% (TSFR3M + 2.745%) due 01/01/2026 ~(j)	5,800,000	5,828
6.875% due 06/01/2029 •(j)	4,400,000	4,645

State Street Corp.
6.700% due 03/15/2029 •(j)	5,200,000	5,419

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
4.750% due 12/15/2025 (j)	98,700	$1,948
6.850% due 09/15/2029 •(j)	3,700,000	3,896
7.625% due 09/15/2028 •(j)	500,000	536

		107,626

INDUSTRIALS 0.1%

SVB Financial Trust
11.000% due 11/07/2032	3,227	1,759

UTILITIES 0.1%

Edison International
5.000% due 12/15/2026 •(j)	1,900,000	1,808

Sempra
4.875% due 10/15/2025 •(j)	3,000,000	3,002

		4,810

Total Preferred Securities (Cost $115,831)		114,195

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (l)	502,232	502

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
3.931% due 01/27/2026 (f)(g)(p)	$53	52

Total Short-Term Instruments (Cost $554)		554

Total Investments in Securities (Cost $3,865,895)		3,567,738

	SHARES
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%

PIMCO Short-Term Floating NAV Portfolio III	8,567,616	83,440

Total Short-Term Instruments (Cost $83,423)		83,440

Total Investments in Affiliates (Cost $83,423)		83,440

Total Investments 107.9% (Cost $3,949,318)		$3,651,178

Financial Derivative Instruments (o)(q) (0.0)% (Cost or Premiums, net $71,278)		(1,233)

Other Assets and Liabilities, net (7.9)%		(264,572)

Net Assets 100.0%		$3,385,373

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	107

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Contingent convertible security.

(l)	Coupon represents a 7-Day Yield.

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,275	$1,316	0.04%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	03/20/2025	900	911	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	1,000	1,021	0.03
MNSN Holdings, Inc.	04/26/2022	55	170	0.01
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,149	8,163	0.24
NFL Football Club Term Notes 5.250% due 10/05/2034	06/27/2025	3,200	3,236	0.09
NFL Football Club Term Notes 5.420% due 10/05/2037	06/27/2025	1,200	1,216	0.03
National Football League 5.250% due 10/05/2034	06/27/2025	1,700	1,743	0.05
National Football League 5.420% due 10/05/2037	06/27/2025	600	618	0.02
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	1,100	1,100	0.03
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	784	888	0.03
Westmoreland Mining Holdings	12/08/2014	936	12	0.00
Westmoreland Mining LLC	06/30/2023	215	36	0.00

		$ 23,114	$20,430	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	4.100%	09/19/2025	TBD	(2)	$(1,379)	$(1,381)
BRC	4.150	09/19/2025	TBD	(2)	(8,019)	(8,030)
NOM	4.050	09/19/2025	TBD	(2)	(660)	(661)

Total Reverse Repurchase Agreements						$(10,072)

108	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(1,381)	$0	$(1,381)	$1,624	$243
BRC	0	(8,030)	0	(8,030)	8,796	766
NOM	0	(661)	0	(661)	695	34

Total Borrowings and Other Financing Transactions	$0	$(10,072)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(10,072)	$(10,072)

Total Borrowings	$0	$0	$0	$(10,072)	$(10,072)

Payable for reverse repurchase agreements					$(10,072)

(n)	Securities with an aggregate market value of $11,115 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(120,420) at a weighted average interest rate of 4.416%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	819	$2,048	$641	$113
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	854	2,135	416	53

Total Purchased Options					$1,057	$166

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$ 111.500	10/24/2025	240	$240	$(45)	$(49)
Call - CBOT U.S. Treasury 10-Year Note November Futures	113.500	10/24/2025	179	179	(41)	(38)
Put - EUREX Euro-Bund October 2025 Futures	EUR 127.500	10/24/2025	54	54	(20)	(12)
Call - EUREX Euro-Bund October 2025 Futures	129.500	10/24/2025	32	32	(7)	(9)
Call - EUREX Euro-Bund October 2025 Futures	130.500	10/24/2025	22	22	(9)	(2)

					$(122)	$(110)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	109

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$111.000	10/24/2025	99	$99	$(19)	$(11)
Call - CBOT U.S. Treasury 10-Year Note November Futures	114.000	10/24/2025	160	160	(40)	(22)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	819	2,048	(224)	(21)

					$(283)	$(54)

Total Written Options					$(405)	$(164)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	689	$166,919	$1,522	$43	$0
3-Month SOFR Active Contract December Futures	03/2028	351	84,960	725	26	0
3-Month SOFR Active Contract June Futures	09/2027	1,086	263,084	2,443	82	0
3-Month SOFR Active Contract March Futures	06/2027	1,001	242,530	2,220	63	0
3-Month SOFR Active Contract September Futures	12/2026	632	153,023	1,351	47	0
3-Month SOFR Active Contract September Futures	12/2027	1,049	254,028	2,163	79	0
Euro-Bobl December Futures	12/2025	16	2,213	1	3	0
Euro-Bund December Futures	12/2025	30	4,528	27	12	(1)
U.S. Treasury 10-Year Note December Futures	12/2025	1,159	130,388	791	0	(18)
U.S. Treasury Long-Term Bond December Futures	12/2025	101	11,776	228	0	(25)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	4,052	486,493	12,841	0	(2,279)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	268	30,841	259	0	(17)

				$24,571	$355	$(2,340)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	137	$(28,551)	$(43)	$0	$(15)
U.S. Treasury 5-Year Note December Futures	12/2025	1,663	(181,592)	374	0	(65)

				$331	$0	$(80)

Total Futures Contracts				$24,902	$355	$(2,420)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.537%	$	4,600	$(521)	$(156)	$(677)	$3	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.049		13,600	(2,144)	(176)	(2,320)	7	0

							$(2,665)	$(332)	$(2,997)	$10	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.170%		$1,100	$218	$(205)	$13	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.706		1,500	186	12	198	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.248		2,000	(12)	45	33	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226		1,600	21	(18)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		4,200	64	(40)	24	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		1,100	(6)	23	17	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.222		4,800	32	(22)	10	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.326		4,100	53	(19)	34	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.246	EUR	1,800	10	(6)	4	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.759		2,400	(5)	594	589	0	(1)
Comcast Corp.	1.000	Quarterly	12/20/2026	0.170		$4,500	119	(73)	46	0	0

110	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Enbridge, Inc.	1.000%	Quarterly	12/20/2026	0.233%		$3,700	$36	$(1)	$35	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		1,900	22	(9)	13	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.962	EUR	2,000	461	45	506	0	(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		$700	4	0	4	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.563		3,400	465	(13)	452	1	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		4,200	11	(3)	8	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		4,700	103	(5)	98	0	(5)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.107		3,600	611	(480)	131	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.245	EUR	1,100	11	15	26	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		$3,300	80	(51)	29	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.581	EUR	1,500	12	8	20	0	0

							$2,496	$(203)	$2,293	$1	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.HY-44 5-Year Index	(5.000)%	Quarterly	06/20/2030	$9,100	$(212)	$(526)	$(738)	$1	$(2)
CDX.HY-45 5-Year Index	(5.000)	Quarterly	12/20/2030	16,200	(1,233)	(39)	(1,272)	0	(12)

					$(1,445)	$(565)	$(2,010)	$1	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,404	$(123)	$126	$3	$0	$(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,116	(78)	87	9	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	700	(33)	32	(1)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	7	(1)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	400	(12)	9	(3)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	300	(6)	0	(6)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	8,200	155	34	189	1	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	2,256,300	42,870	9,016	51,886	172	(2)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	1,125,300	25,331	532	25,863	192	0

					$68,096	$9,843	$77,939	$365	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	92,000	$(440)	$(92)	$(532)	$127	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	120,700	3,989	2,075	6,064	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	(376)	(376)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	(667)	(593)	0	(33)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		41,323	(16)	64	48	0	(21)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		134,845	(819)	843	24	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,400	(9)	(63)	(72)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		88,300	250	(1,588)	(1,338)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		2,900	(2)	(55)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,490	(5)	(24)	(29)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(35)	(44)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,600	(9)	(40)	(49)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(68)	(77)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(94)	(109)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(7)	(39)	(46)	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/15/2035		21,525	(246)	111	(135)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		2,300	(7)	27	20	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		27,550	(217)	334	117	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,975	738	832	1,570	57	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(1,019)	(1,019)	0	(5)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		234,100	0	(208)	(208)	0	(43)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		110,600	0	40	40	12	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		166,400	0	66	66	18	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	115,200	947	427	1,374	108	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	111

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	6-Month AUD-BBR-BBSW	4.000%	Semi-Annual	12/17/2035	AUD	33,300	$(379)	$(120)	$(499)	$120	$0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(124)	(144)	1	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		48,600	173	(26)	147	82	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		22,640	(323)	(93)	(416)	0	(177)

							$3,639	$88	$3,727	$606	$(458)

Total Swap Agreements							$70,121	$8,831	$78,952	$983	$(484)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value		Variation Margin Liability(8)
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$166	$355	$985	$1,506		$(164)	$(2,420)	$(550)	$(3,134)

(p)

Securities with an aggregate market value of $139,799 and cash of $12,461 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $8 and liability of $(3) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $2 and liability of $(66) for closed swap agreements is outstanding at period end.

(q) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	48,233		$56,256	$0	$(372)
	10/2025		$6,182	CAD	8,600	0	(2)
	11/2025	CAD	8,587		$6,182	2	0

BOA	10/2025	JPY	3,536		4	0	0
	10/2025		$47	JPY	6,833	0	0
	11/2025		24		3,523	0	0
	11/2025	ZAR	4,453		$255	0	(2)
	12/2025	PEN	37,567		10,325	0	(477)
	12/2025		$2,892	MXN	54,377	54	0

BPS	10/2025	BRL	42,819		$8,051	6	0
	10/2025	CNH	11,182		1,570	1	0
	10/2025	EUR	12,179		14,404	105	0
	10/2025	JPY	4,096		28	0	0
	10/2025		$7,581	BRL	42,819	464	0

112	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$2,732	CNH	19,412	$0	$(1)
	11/2025		28	JPY	4,082	0	0
	12/2025		1,108	MXN	21,121	36	0

BRC	11/2025	AUD	1,228		$812	0	(1)
	11/2025		$3,697	TRY	161,320	61	0
	11/2025	ZAR	43,120		$2,449	0	(39)

BSH	11/2025	PEN	476		129	0	(8)
	12/2025		11,251		3,159	0	(75)
	01/2026		7,851		2,194	0	(60)
	02/2026		6,357		1,818	0	(6)
	03/2026		8,225		2,355	0	(4)

CBK	10/2025	AUD	1,228		806	0	(6)
	10/2025	CAD	12		9	0	0
	10/2025	CNH	212		30	0	0
	10/2025	GBP	4,038		5,496	66	0
	10/2025	ZAR	10,696		618	0	(2)
	03/2026	PEN	11,750		3,304	0	(66)

DUB	10/2025	CNH	23,961		3,370	7	0
	11/2025	ZAR	104,126		5,949	0	(60)

FAR	10/2025	AUD	721		468	0	(10)
	10/2025	BRL	53,209		10,004	7	0
	10/2025	CNH	10,447		1,471	5	0
	10/2025		$471	AUD	721	6	0
	10/2025		9,628	BRL	53,209	369	0
	10/2025		18,466	JPY	2,714,691	0	(109)
	11/2025	AUD	721		$471	0	(6)
	11/2025	PEN	10,296		2,813	0	(150)
	12/2025	MXN	165,593		8,738	0	(231)
	12/2025		$11	MXN	207	0	0

GLM	10/2025	BRL	96,093		$17,959	0	(96)
	10/2025	CNH	824		116	0	0
	10/2025	EUR	8,025		9,504	82	0
	10/2025	JPY	4,070,684		27,887	361	0
	10/2025		$18,067	BRL	96,093	0	(12)
	12/2025		15,425		83,484	38	0

JPM	10/2025	BRL	156		$28	0	(1)
	10/2025	CAD	8,578		6,208	43	0
	10/2025		$29	BRL	155	0	0
	10/2025		8,118	TRY	349,604	149	0
	11/2025	ZAR	92,207		$5,261	0	(60)
	12/2025		$465	MXN	8,623	2	0

MBC	10/2025	CNH	12,193		$1,715	4	0
	10/2025	EUR	4,925		5,833	50	0
	10/2025	JPY	2,030		14	0	0
	10/2025		$1,216	CNH	8,660	0	0
	10/2025		33	JPY	4,858	0	0
	11/2025	CNH	8,640		$1,216	0	0
	11/2025		$14	JPY	2,023	0	0
	12/2025		1,211	MXN	22,990	34	0

MYI	10/2025	CNH	12,310		$1,730	2	0
	10/2025	JPY	77,445		519	0	(5)
	10/2025		$205	JPY	30,216	0	(1)
	11/2025		519		77,177	5	0

RBC	12/2025		3,237	MXN	60,432	36	0

SCX	10/2025	CNH	8,953		$1,260	3	0
	10/2025		$42,434	GBP	31,724	232	0
	10/2025		1,052	JPY	154,705	0	(6)
	11/2025	GBP	31,724		$42,442	0	(232)

SOG	10/2025	JPY	168,656		1,133	0	(7)
	10/2025		$86,273	EUR	73,361	0	(143)
	10/2025		9,633	JPY	1,416,615	0	(54)
	11/2025	EUR	73,361		$86,446	144	0
	11/2025		$1,133	JPY	168,073	7	0

SSB	10/2025	GBP	27,686		$37,318	84	0

UAG	10/2025		$619	ZAR	10,695	0	0
	10/2025	ZAR	10,700		$619	0	0
	11/2025		46,904		2,661	0	(46)

Total Forward Foreign Currency Contracts						$2,465	$(2,350)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	113

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	129,200	$609	$156

FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	150,500	414	69

Total Purchased Options							$1,023	$225

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.575%	10/02/2025	4,500	$(14)	$(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.325	10/14/2025	4,600	(13)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.375	10/14/2025	6,300	(16)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.625	10/14/2025	4,600	(13)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.675	10/14/2025	6,300	(16)	(25)

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	129,200	(194)	(23)

BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	10/02/2025	4,700	(12)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	10/02/2025	4,700	(12)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/17/2025	3,300	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	10/17/2025	3,300	(8)	(7)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.385	10/10/2025	6,400	(19)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.685	10/10/2025	6,400	(19)	(21)

DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.506	10/06/2025	6,400	(22)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.806	10/06/2025	6,400	(22)	(2)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.398	10/06/2025	4,200	(13)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.698	10/06/2025	4,200	(13)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	10/27/2025	4,600	(12)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.850	10/27/2025	4,600	(12)	(8)

MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	10/06/2025	2,700	(7)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.790	10/06/2025	2,700	(7)	(1)

Total Written Options							$(452)	$(148)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.124%	$	1,000	$22	$(20)	$2	$0

GST	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543		900	(10)	23	13	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2026	0.306		900	21	(13)	8	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872		1,100	(9)	10	1	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210		1,600	(12)	21	9	0

MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194		300	(4)	5	1	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289		4,000	11	24	35	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365		2,900	(10)	42	32	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487		1,300	(25)	43	18	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543		5,400	(57)	134	77	0

								$(73)	$269	$196	$0

114	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
CBK	CDX.IT-RAXX JPY-Year Index44	1.000	Quarterly	12/20/2030	JPY	12,800	$2	$0	$2	$0
JPM	CDX.IT-RAXX JPY-Year Index44	1.000	Quarterly	12/20/2030		36,200	5	0	5	0

							$7	$0	$7	$0

Total Swap Agreements							$(66)	$269	$203	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$2	$0	$0	$2	$(374)	$0	$0	$(374)	$(372)	$339	$(33)
BOA	54	0	0	54	(479)	(58)	0	(537)	(483)	570	87
BPS	612	156	0	768	(1)	(23)	0	(24)	744	(620)	124
BRC	61	0	2	63	(40)	(9)	0	(49)	14	0	14
BSH	0	0	0	0	(153)	0	0	(153)	(153)	272	119
CBK	66	0	2	68	(74)	(22)	0	(96)	(28)	10	(18)
DUB	7	0	0	7	(60)	(4)	0	(64)	(57)	0	(57)
FAR	387	69	0	456	(506)	0	0	(506)	(50)	0	(50)
GLM	481	0	0	481	(108)	(31)	0	(139)	342	(530)	(188)
GST	0	0	22	22	0	0	0	0	22	(80)	(58)
JPM	194	0	14	208	(61)	0	0	(61)	147	0	147
MBC	88	0	0	88	0	0	0	0	88	0	88
MYC	0	0	163	163	0	(1)	0	(1)	162	0	162
MYI	7	0	0	7	(6)	0	0	(6)	1	(27)	(26)
RBC	36	0	0	36	0	0	0	0	36	0	36
SCX	235	0	0	235	(238)	0	0	(238)	(3)	0	(3)
SOG	151	0	0	151	(204)	0	0	(204)	(53)	0	(53)
SSB	84	0	0	84	0	0	0	0	84	(130)	(46)
UAG	0	0	0	0	(46)	0	0	(46)	(46)	0	(46)

Total Over the Counter	$2,465	$225	$203	$2,893	$(2,350)	$(148)	$0	$(2,498)

(r)

Securities with an aggregate market value of $1,191 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, indices or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	115

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$166	$166
Futures	0	0	0	0	355	355
Swap Agreements	0	380	0	0	605	985

	$0	$380	$0	$0	$1,126	$1,506

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,465	$0	$2,465
Purchased Options	0	0	0	0	225	225
Swap Agreements	0	203	0	0	0	203

	$0	$203	$0	$2,465	$225	$2,893

	$0	$583	$0	$2,465	$1,351	$4,399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$164	$164
Futures	0	0	0	0	2,420	2,420
Swap Agreements	0	92	0	0	458	550

	$0	$92	$0	$0	$3,042	$3,134

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,350	$0	$2,350
Written Options	0	0	0	0	148	148

	$0	$0	$0	$2,350	$148	$2,498

	$0	$92	$0	$2,350	$3,190	$5,632

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$755	$755
Futures	0	0	0	0	(15,473)	(15,473)
Swap Agreements	0	11,484	0	0	13,481	24,965

	$0	$11,484	$0	$0	$(1,237)	$10,247

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,755)	$0	$(13,755)
Purchased Options	0	(1,595)	0	(110)	0	(1,705)
Written Options	0	108	0	34	1,907	2,049
Swap Agreements	0	102	0	0	0	102

	$0	$(1,385)	$0	$(13,831)	$1,907	$(13,309)

	$0	$10,099	$0	$(13,831)	$670	$(3,062)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(891)	$(891)
Written Options	0	0	0	0	243	243
Futures	0	0	0	0	17,641	17,641
Swap Agreements	0	14,755	0	0	(10,549)	4,206

	$0	$14,755	$0	$0	$6,444	$21,199

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,564	$0	$3,564
Purchased Options	0	0	0	106	(798)	(692)
Written Options	0	(8)	0	(33)	221	180
Swap Agreements	0	132	0	0	0	132

	$0	$124	$0	$3,637	$(577)	$3,184

	$0	$14,879	$0	$3,637	$5,867	$24,383

116	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,897	$19,932	$27,829
Corporate Bonds & Notes
Banking & Finance	0	791,899	2,006	793,905
Industrials	600	925,340	42,497	968,437
Utilities	1,298	503,551	0	504,849
Convertible Bonds & Notes
Banking & Finance	0	46	0	46
Municipal Bonds & Notes
California	0	7,204	0	7,204
Georgia	0	10,261	0	10,261
Illinois	0	1,055	0	1,055
Indiana	0	895	0	895
Ohio	0	12,009	0	12,009
Pennsylvania	0	12,677	0	12,677
Texas	0	10,056	0	10,056
Washington	0	992	0	992
U.S. Government Agencies	0	275,155	0	275,155
U.S. Treasury Obligations	0	642,882	0	642,882
Non-Agency Mortgage-Backed Securities	0	14,854	0	14,854
Asset-Backed Securities
CMBS Other	0	3,189	0	3,189
Home Equity Other	0	672	0	672
Home Equity Sequential	0	5	0	5
Other ABS	0	14,783	0	14,783
Sovereign Issues	0	149,629	0	149,629
Common Stocks
Financials	170	0	0	170
Industrials	0	0	1,435	1,435
Preferred Securities
Banking & Finance	5,614	102,012	0	107,626
Industrials	0	1,759	0	1,759
Utilities	0	4,810	0	4,810
Short-Term Instruments
Mutual Funds	0	502	0	502
U.S. Treasury Bills	0	52	0	52

	$7,682	$3,494,186	$65,870	$3,567,738

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,440	$0	$0	$83,440

Total Investments	$91,122	$3,494,186	$65,870	$3,651,178

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	1,489	0	1,504
Over the counter	0	2,893	0	2,893

	$15	$4,382	$0	$4,397

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(3,044)	0	(3,068)
Over the counter	0	(2,498)	0	(2,498)

	$(24)	$(5,542)	$0	$(5,566)

Total Financial Derivative Instruments	$(9)	$(1,160)	$0	$(1,169)

Totals	$91,113	$3,493,026	$65,870	$3,650,009

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	117

Schedule of Investments	PIMCO Long-Term Credit Bond Fund	(Cont.)	September 30, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$18,661	$0	$(1)	$10	$0	$1,262	$0	$0	$19,932	$1,262
Corporate Bonds & Notes
Banking & Finance	1,998	1,900	(1,900)	0	0	8	0	0	2,006	35
Industrials	2,374	40,500	(81)	0	0	64	0	(360)	42,497	64
Common Stocks
Financials	20	0	0	0	0	150	0	(170)	0	(7)
Industrials	1,752	0	0	0	0	(317)	0	0	1,435	(317)

Totals	$24,805	$42,400	$(1,982)	$10	$0	$1,167	$0	$(530)	$65,870	$1,037

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$17,720	Discounted Cash Flow	Discount Rate	3.832-6.010	4.177
	1,803	Indicative Market Quotation	Broker Quote	101.750	—
	15	Other Valuation Techniques(2)	—	—	—
	394	Third Party Vendor	Broker Quote	40.500	—
Corporate Bonds & Notes
Banking & Finance	1,932	Discounted Cash Flow	Discount Rate	5.962-6.204	6.089
	72	Third Party Vendor	Expected Recovery	6.000	—
	2	Indicative Market Quotation	Broker Quote	10.500	—
Industrials	3,677	Discounted Cash Flow	Discount Rate	4.900-5.350	5.092
	568	Indicative Market Quotation	Broker Quote	71.000	—
	4,452	Proxy Pricing	Base Price	100.000	—
	33,800	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Industrials	48	Indicative Market Quotation	Broker Quote	$0.375-1.125	0.939
	1,387	Indicative Market Quotation	Broker Quote	$21.667	—

Total	$65,870

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

118	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Credit Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 51.7%

Action Environmental Group, Inc.
7.252% due 10/24/2030 «~	$549	$549

Ahead DB Holdings LLC
6.752% (TSFR3M + 2.750%) due 02/03/2031 ~	293	293

AI Aqua Merger Sub, Inc.
7.280% (TSFR1M + 3.000%) due 07/31/2028 ~	589	591

Alliant Holdings Intermediate LLC
6.666% (TSFR1M + 2.500%) due 09/19/2031 ~	953	951

Allied Universal Holdco LLC
7.513% (TSFR1M + 3.250%) due 08/20/2032 ~	300	301

Altice France SA
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~	485	471

American Axle & Manufacturing, Inc.
TBD% due 02/24/2032 «	350	349

AP Core Holdings II LLC
9.778% (TSFR1M + 5.500%) due 09/01/2027 ~	43	42

Arches Buyer, Inc.
7.513% (TSFR1M + 3.250%) due 12/06/2027 ~	292	293

Armor Holding II LLC
7.916% (TSFR6M + 3.750%) due 12/11/2028 ~	554	555

Ascend Learning LLC
7.163% (TSFR1M + 3.000%) due 12/11/2028 ~	294	294

Aspire Bakeries Holdings LLC
7.663% (TSFR1M + 3.500%) due 12/23/2030 ~	595	600

Asurion LLC
8.413% (TSFR1M + 4.250%) due 09/19/2030 ~	593	592

AthenaHealth Group, Inc.
6.913% (TSFR1M + 2.750%) due 02/15/2029 ~	347	347

Auris Luxembourg III SARL
7.819% (TSFR3M + 3.500%) due 02/28/2029 ~	322	321

Avalara, Inc.
7.252% (TSFR3M + 3.250%) due 03/26/2032 ~	299	300

Avis Budget Car Rental LLC
6.663% (TSFR1M + 2.500%) due 07/16/2032 ~	324	322

B&G Foods, Inc.
7.663% (TSFR1M + 3.500%) due 10/10/2029 ~	324	312

Barnes Group, Inc.
6.913% (TSFR1M + 2.750%) due 01/27/2032 ~	448	449

Bausch & Lomb Corp.
8.166% (TSFR1M + 4.000%) due 09/29/2028 ~	685	686
8.413% (TSFR1M + 4.250%) due 01/15/2031 ~	324	325

BCPE Empire Holdings, Inc.
7.413% (TSFR1M + 3.250%) due 12/11/2030 ~	721	721

Beach Acquisition Bidco LLC
7.308% (TSFR3M + 3.250%) due 09/12/2032 ~	550	553

Belron Finance LLC
6.742% (TSFR3M + 2.500%) due 10/16/2031 ~	470	473

Blackhawk Network Holdings, Inc.
8.163% (TSFR1M + 4.000%) due 03/12/2029 ~	396	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boxer Parent Co., Inc.
7.199% (TSFR3M + 3.000%) due 07/30/2031 ~	$496	$496

Bracket Intermediate Holding Corp.
8.413% (TSFR1M + 4.250%) due 05/08/2028 ~	489	492

BroadStreet Partners, Inc.
6.913% (TSFR1M + 2.750%) due 06/13/2031 ~	148	148

Camelot U.S. Acquisition LLC
7.413% (TSFR1M + 3.250%) due 01/31/2031 ~	175	175

Cast & Crew Payroll LLC
7.913% (TSFR1M + 3.750%) due 12/29/2028 ~	295	268

Cengage Learning, Inc.
7.666% - 7.698% (TSFR1M + 3.500%) due 03/24/2031 ~	421	420

Central Parent, Inc.
7.252% (TSFR3M + 3.250%) due 07/06/2029 ~	736	638

Century De Buyer LLC
7.301% (TSFR3M + 3.000%) due 10/30/2030 ~	124	124

Charter NEX U.S., Inc.
6.925% (TSFR1M + 2.750%) due 11/29/2030 ~	488	490

Chobani LLC
6.663% (TSFR1M + 2.500%) due 10/25/2027 ~	365	367

Clarios Global LP
6.913% (TSFR1M + 2.750%) due 01/28/2032 ~	625	626

Cloud Software Group, Inc.
7.252% (TSFR3M + 3.250%) due 03/21/2031 ~	343	344
7.252% (TSFR3M + 3.250%) due 08/13/2032 ~	700	703

Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	32	32
7.942% (TSFR1M + 3.750%) due 12/09/2031 ~	374	375

Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	6	6
7.338% (TSFR1M + 3.175%) due 04/13/2029 ~	1,017	1,016
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	368	368

Cotiviti Corp.
7.030% (TSFR1M + 2.750%) due 05/01/2031 ~	807	795

Covia Holdings Corp.
6.948% (TSFR3M + 2.750%) due 02/26/2032 ~	399	402

CP Atlas Buyer, Inc.
9.413% (TSFR1M + 5.250%) due 07/08/2030 ~	400	393

CPPIB OVM Member U.S. LLC
6.502% (TSFR3M + 2.500%) due 08/20/2031 ~	569	571

Crown Subsea Communications Holding, Inc.
7.663% (TSFR1M + 3.500%) due 01/30/2031 ~	297	299

CSC Holdings LLC
8.650% (TSFR1M + 4.500%) due 01/18/2028 ~	99	99
8.750% (PRIME + 1.500%) due 04/15/2027 ~	148	144

Cube Industrials Buyer, Inc.
7.582% (TSFR3M + 3.250%) due 10/17/2031 ~	597	600

Cyberswift U.S. Finco LLC
TBD% due 09/23/2032	325	325

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Darktrace PLC
7.570% (TSFR3M + 3.250%) due 10/09/2031 ~	$373	$374

Delta TopCo, Inc.
6.740% - 7.023% (TSFR1M + 2.750%) due 11/30/2029 ~	395	391

Disco Parent, Inc.
7.484% (TSFR3M + 3.250%) due 08/06/2032 «~	275	276

Dotdash Meredith, Inc.
7.780% (TSFR1M + 3.500%) due 06/17/2032 ~	300	300

Dragon Buyer, Inc.
6.752% (TSFR3M + 2.750%) due 09/30/2031 ~	153	153

Ellucian Holdings, Inc.
6.913% (TSFR1M + 2.750%) due 10/09/2029 ~	299	300
8.913% (TSFR1M + 4.750%) due 11/22/2032 ~	750	769

EMG Utica LLC
8.002% (TSFR3M + 4.000%) due 04/01/2030 «~	100	100

Endo Luxembourg Finance Co. I SARL
8.163% (TSFR1M + 4.000%) due 04/23/2031 ~	223	223

Endure Digital, Inc.
7.838% (TSFR1M + 3.500%) due 02/10/2028 «~	378	274

Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~	202	202
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~	824	849

EOC Borrower LLC
7.163% (TSFR1M + 3.000%) due 03/24/2032 ~	349	350

EP Purchaser LLC
8.778% (TSFR1M + 4.500%) due 11/06/2028 «~	322	299

Fertitta Entertainment LLC
7.413% (TSFR1M + 3.250%) due 01/27/2029 ~	292	292

Fiesta Purchaser, Inc.
6.913% (TSFR1M + 2.750%) due 02/12/2031 ~	444	444

Finastra USA, Inc.
8.038% (TSFR3M + 4.000%) due 09/15/2032 ~	625	623

First Advantage Holdings LLC
6.913% (TSFR1M + 2.750%) due 10/31/2031 ~	465	455

First Student Bidco, Inc.
6.711% (TSFR3M + 2.500%) due 08/15/2030 ~	1,095	1,098

Fortress Intermediate 3, Inc.
7.255% (TSFR1M + 3.000%) due 06/27/2031 ~	571	574

GC Ferry Acquisition I, Inc.
TBD% - 1.750% due 08/16/2032 µ	55	54
TBD% - 1.750% (TSFR3M + 3.500%) due 08/16/2032 ~	320	318

GEN II Fund Services LLC
6.752% (TSFR6M + 2.750%) due 11/26/2031 ~	299	299

GFL Environmental, Inc.
6.671% (TSFR3M + 2.500%) due 03/03/2032 ~	350	350

Global Medical Response, Inc.
7.634% (TSFR1M + 3.500%) due 10/01/2032 ~	775	776

Golden State Foods LLC
8.032% (TSFR1M + 4.000%) due 12/04/2031 ~	570	572

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	119

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gray Television, Inc.
7.395% (TSFR1M + 3.000%) due 12/01/2028 ~	$150	$150

Green Infrastructure Partners, Inc.
TBD% due 09/24/2032	325	326

Gryphon Acquire NewCo LLC
6.879% (TSFR6M + 3.000%) due 09/13/2032 ~	450	452

Gulfside Supply, Inc.
7.002% (TSFR3M + 3.000%) due 06/17/2031 ~	324	325

GVC Holdings (Gibraltar) Ltd.
6.370% due 10/31/2029 ~	245	245

Hanger, Inc.
TBD% due 10/23/2031 ~µ	40	40
TBD% (TSFR1M + 3.500%) due 10/23/2031 ~	309	310

Heartland Dental LLC
7.913% (TSFR1M + 3.750%) due 08/25/2032 ~	599	598

HUB International Ltd.
6.575% (TSFR3M + 2.250%) due 06/20/2030 ~	367	368

Hudson River Trading LLC
7.150% (TSFR1M + 3.000%) due 03/18/2030 ~	446	447

Hunter Douglas, Inc.
7.252% (TSFR3M + 3.250%) due 01/20/2032 ~	490	492

IMC Financing LLC
7.636% (TSFR1M + 3.500%) due 06/18/2032 ~	299	302

INEOS U.S. Finance LLC
7.163% (TSFR1M + 3.000%) due 02/07/2031 ~	313	283

Instructure Holdings, Inc.
6.753% (TSFR3M + 2.750%) due 11/13/2031 ~	449	449

Ion Platform Finance U.S., Inc.
1.000% due 09/30/2032	500	495

ION Trading Technologies SARL
7.502% (TSFR3M + 3.500%) due 04/01/2028 ~	174	174

iSolved, Inc.
6.913% (TSFR1M + 2.750%) due 10/15/2030 ~	419	420

JetBlue Airways Corp.
8.753% (TSFR3M + 4.750%) due 08/27/2029 ~	524	504

Jump Financial LLC
7.502% (TSFR3M + 3.500%) due 02/26/2032 ~	499	503

June Purchaser LLC
TBD% - 3.000% due 11/28/2031 µ	86	86
TBD% - 3.000% (TSFR3M + 3.000%) due 11/28/2031 ~	512	514

Kaman Corp.
TBD% - 6.828% due 02/26/2032 ~µ	30	30
TBD% - 6.828% (TSFR6M + 2.500%) due 02/26/2032 ~	320	319

Kaseya, Inc.
7.413% (TSFR1M + 3.250%) due 03/20/2032 ~	572	574

KnowBe4, Inc.
8.064% (TSFR3M + 3.750%) due 07/23/2032 ~	550	551

Kohler Energy Co. LLC
7.752% (TSFR3M + 3.750%) due 05/01/2031 ~	504	505

LC AHAB U.S. Bidco LLC
7.163% (TSFR1M + 3.000%) due 05/01/2031 ~	644	645

M6 ETX Holdings II Midco LLC
9.250% (PRIME + 2.000%) due 04/01/2032 ~	449	450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison IAQ LLC
6.702% (TSFR6M + 2.500%) due 06/21/2028 ~	$383	$384

Mauser Packaging Solutions Holding Co.
7.280% (TSFR1M + 3.000%) due 04/15/2027 ~	733	734

Mavis Tire Express Services Corp.
7.199% (TSFR3M + 3.000%) due 05/04/2028 ~	591	592

McAfee LLC
7.223% (TSFR1M + 3.000%) due 03/01/2029 ~	1,111	1,064

Meade Pipeline Co. LLC
6.003% (TSFR3M + 2.000%) due 09/22/2032 ~	225	225

MH Sub I LLC
8.252% (TSFR3M + 4.250%) due 05/03/2028 ~	364	351

MI Windows & Doors LLC
6.913% (TSFR1M + 2.750%) due 03/28/2031 ~	297	298

Mitchell International, Inc.
7.413% (TSFR1M + 3.250%) due 06/17/2031 ~	148	148

Modena Buyer LLC
8.808% (TSFR3M + 4.500%) due 07/01/2031 ~	397	393

Nielsen Consumer, Inc.
6.663% (TSFR1M + 2.500%) due 10/31/2030 ~	323	322

Nouryon Finance BV
7.500% (TSFR1M + 3.250%) due 04/03/2028 ~	606	607

Nuvei Technologies Corp.
TBD% (TSFR1M + 2.750%) due 11/17/2031 ~	746	747

Olympus Water U.S. Holding Corp.
TBD% due 07/23/2032	950	945
7.002% (TSFR3M + 3.000%) due 06/20/2031 ~	410	407

OMNIA Partners LLC
6.814% (TSFR3M + 2.500%) due 07/25/2030 ~	395	396

Onex TSG Intermediate Corp.
8.005% (TSFR3M + 3.750%) due 08/06/2032 ~	575	579

Ontario Gaming GTA LP
8.240% (TSFR3M + 4.250%) due 08/01/2030 ~	270	264

Opal Bidco SAS
7.252% (TSFR3M + 3.250%) due 04/28/2032 ~	375	376

Oregon Tool, Inc.
8.447% (TSFR3M + 4.000%) due 10/15/2029 ~	167	130

Padagis LLC
9.290% (TSFR3M + 4.750%) due 07/06/2028 «~	297	265

Paradigm Parent LLC
8.822% (TSFR3M + 4.500%) due 04/16/2032 ~	300	270

Particle Investments SARL
7.913% (TSFR1M + 3.750%) due 03/28/2031 ~	296	297

Peer Holding III BV
6.502% (TSFR3M + 2.500%) due 07/01/2031 ~	223	224

Pegasus Bidco BV
6.762% (TSFR3M + 2.750%) due 07/12/2029 ~	320	322

Peraton Corp.
8.013% (TSFR1M + 3.750%) due 02/01/2028 ~	144	122

Petco Health & Wellness Co., Inc.
TBD% due 03/03/2028	230	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PetSmart, Inc.
8.136% (TSFR1M + 4.000%) due 08/18/2032 ~	$300	$296

PG Investment Co. 59 SARL
6.913% (TSFR1M + 2.750%) due 03/26/2031 ~	372	374

Phoenix Guarantor, Inc.
6.663% (TSFR1M + 2.500%) due 02/21/2031 ~	357	358

Pinnacle Buyer LLC
TBD% due 09/10/2032	294	294
TBD% due 09/10/2032 µ	56	57

Planet U.S. Buyer LLC
7.198% (TSFR3M + 3.000%) due 02/07/2031 ~	296	298

Polaris Newco LLC
8.570% (TSFR3M + 4.000%) due 06/02/2028 ~	655	632

Project Alpha Intermediate Holding, Inc.
7.252% (TSFR3M + 3.250%) due 10/26/2030 ~	545	547

Proofpoint, Inc.
7.163% (TSFR1M + 3.000%) due 08/31/2028 ~	612	615

Qnity Electronics, Inc.
TBD% due 08/12/2032	425	426

QuidelOrtho Corp.
8.002% (TSFR3M + 4.000%) due 08/20/2032 ~	700	697

Radiate Holdco LLC
7.528% (TSFR1M + 3.250%) due 09/25/2026 ~	248	201

Rand Parent LLC
7.002% (TSFR3M + 3.000%) due 03/18/2030 ~	274	274

Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ	13	13
TBD% - 3.250% (TSFR1M + 3.000%) due 11/19/2031 ~	186	186

RealPage, Inc.
7.263% (TSFR3M + 3.000%) due 04/24/2028 ~	215	214

Renaissance Holdings Corp.
8.163% (TSFR1M + 4.000%) due 04/05/2030 ~	394	343

Rockpoint Gas Storage Partners LP
7.002% (TSFR3M + 3.000%) due 09/18/2031 ~	372	374

SCIH Salt Holdings, Inc.
7.197% (TSFR6M + 3.000%) due 01/31/2029 ~	147	147

Sedgwick Claims Management Services, Inc.
6.663% (TSFR1M + 2.500%) due 07/31/2031 ~	294	294

Smyrna Ready Mix Concrete LLC
TBD% due 04/02/2029	125	125

SolarWinds Holdings, Inc.
8.026% (TSFR3M + 4.000%) due 04/16/2032 ~	300	295

Sotera Health Holdings LLC
TBD% due 05/30/2031	118	118

Specialty Building Products Holdings LLC
8.013% (TSFR1M + 3.750%) due 10/15/2028 ~	122	118

Speedster Bidco GmbH
7.240% (TSFR3M + 3.250%) due 12/10/2031 ~	498	499

Spirit AeroSystems, Inc.
8.808% (TSFR3M + 4.500%) due 01/15/2027 ~	388	390

Star Parent, Inc.
8.002% (TSFR3M + 4.000%) due 09/27/2030 ~	591	592

120	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Property Trust, Inc.
6.163% (TSFR1M + 2.000%) due 01/02/2030 ~	$200	$200

Stonepeak Nile Parent LLC
7.079% - 9.250% (TSFR3M + 2.750%) due 04/09/2032 ~	700	701

Student Transportation of America Holdings, Inc.
1.625% - 7.564% (TSFR3M + 3.250%) due 06/24/2032 ~	274	275

Syniverse Holdings, Inc.
11.002% (TSFR3M + 7.000%) due 05/13/2027 ~	539	528

Tacala LLC
7.663% (TSFR1M + 3.500%) due 01/31/2031 ~	518	521

team.blue Finco SARL
7.370% due 07/12/2032 ~	400	401

Third Coast Infrastructure LLC
7.913% (TSFR1M + 3.750%) due 09/25/2030 ~	323	325

Tidal Waste & Recycling Holdings LLC
7.002% (TSFR3M + 3.000%) due 10/24/2031 ~	448	451

TK Elevator Midco GmbH
7.197% - 7.308% (TSFR6M + 3.000%) due 04/30/2030 ~	440	442

TransDigm, Inc.
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~	636	637

Trident TPI Holdings, Inc.
7.752% (TSFR3M + 3.750%) due 09/15/2028 ~	394	387

Truist Insurance Holdings LLC
6.752% (TSFR3M + 2.750%) due 05/06/2031 ~	460	460

Turquoise Topco Ltd.
TBD% due 07/31/2032	650	651

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~	1,243	1,190

UKG, Inc.
6.810% (TSFR3M + 2.500%) due 02/10/2031 ~	595	595

United Talent Agency LLC
7.650% (TSFR1M + 3.500%) due 06/10/2032 «~	1,023	1,031

Van Pool Transportation LLC
TBD% - 7.252% (TSFR3M + 3.250%) due 08/06/2030 ~µ	54	54
TBD% - 7.252% (TSFR1M + 3.250%) due 08/06/2030 ~	396	398

Varsity Brands, Inc.
7.026% (TSFR3M + 3.000%) due 08/26/2031 ~	398	399

Veritiv Corp.
8.002% (TSFR3M + 4.000%) due 11/30/2030 ~	398	395

VFS Global
TBD% due 09/23/2032 «	441	441

Virgin Media Bristol LLC
7.515% (TSFR1M + 3.250%) due 01/31/2029 ~	425	426

Vista Management Holding, Inc.
8.041% (TSFR3M + 3.750%) due 04/01/2031 ~	248	250

Voyager Parent LLC
8.752% (TSFR3M + 4.750%) due 07/01/2032 ~	100	100

Wasserman Media Group LLC
7.158% (TSFR1M + 3.000%) due 06/23/2032 ~	375	377

WaterBridge Midstream Operating LLC
8.174% (TSFR1M + 4.000%) due 05/10/2029 ~	495	497
9.030% (TSFR1M + 4.750%) due 06/27/2029 ~	273	274

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WCG Intermediate Corp.
7.163% (TSFR1M + 3.000%) due 02/25/2032 ~	$199	$198

White Cap Buyer LLC
7.416% (TSFR1M + 3.250%) due 10/19/2029 ~	174	174

X Corp.
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~	1,166	1,145

Xplor T1 LLC
7.502% (TSFR3M + 3.500%) due 06/24/2031 «~	421	421

Zayo Group Holdings, Inc.
7.278% (TSFR1M + 3.000%) due 03/09/2027 ~	146	145

Total Loan Participations and Assignments (Cost $77,007)		77,029

CORPORATE BONDS & NOTES 32.7%

BANKING & FINANCE 5.7%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% due 10/15/2027	300	301

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	175	180

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	325	319

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.125% due 05/15/2031	200	208

Burford Capital Global Finance LLC
9.250% due 07/01/2031	500	532

CoreLogic, Inc.
4.500% due 05/01/2028	300	292

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	50	50

Encore Capital Group, Inc.
8.500% due 05/15/2030	675	717

Freedom Mortgage Corp.
12.000% due 10/01/2028	275	291

Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	100	105

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	197

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026	60	60
9.000% due 06/15/2030	125	121
9.750% due 01/15/2029	200	202

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (a)	200	199

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033	525	546

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	350	370

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000% due 07/15/2031	225	236

Nationstar Mortgage Holdings, Inc.
7.125% due 02/01/2032	350	366

Newmark Group, Inc.
7.500% due 01/12/2029	600	644

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028	300	300

OneMain Finance Corp.
6.625% due 05/15/2029	300	309

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.375% due 02/01/2027	200	200

PennyMac Financial Services, Inc.
7.125% due 11/15/2030	250	261

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRA Group, Inc.
8.875% due 01/31/2030	$200	$207

RLJ Lodging Trust LP
4.000% due 09/15/2029	275	260

Starwood Property Trust, Inc.
5.750% due 01/15/2031 (a)	300	300
6.500% due 07/01/2030	250	259

USI, Inc.
7.500% due 01/15/2032	200	210

UWM Holdings LLC
6.250% due 03/15/2031	150	149

XHR LP
6.625% due 05/15/2030	100	103

		8,494

INDUSTRIALS 25.8%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	100	96

ADT Security Corp.
5.875% due 10/15/2033 (a)	275	275

Advance Auto Parts, Inc.
7.000% due 08/01/2030	100	103
7.375% due 08/01/2033	75	77

Ahead DB Holdings LLC
6.625% due 05/01/2028	300	300

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	400	415

Altice France SA
8.125% due 02/01/2027	725	694

American Axle & Manufacturing, Inc.
6.375% due 10/15/2032 (a)	100	100

ams-OSRAM AG
12.250% due 03/30/2029	625	673

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032	125	128
9.000% due 11/01/2027	100	121

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	325	319

Axon Enterprise, Inc.
6.125% due 03/15/2030	150	154

B&G Foods, Inc.
8.000% due 09/15/2028	400	388

Bausch Health Cos., Inc.
4.875% due 06/01/2028	100	90

Beignet
6.850% due 06/01/2049 «(a)	1,500	1,500

BKV Upstream Midstream LLC
7.500% due 10/15/2030	175	175

Block, Inc.
5.625% due 08/15/2030	150	152
6.500% due 05/15/2032	390	404

Builders FirstSource, Inc.
5.000% due 03/01/2030	150	149

Carnival Corp.
5.750% due 08/01/2032	775	790

Century Communities, Inc.
6.625% due 09/15/2033	100	101

Cerdia Finanz GmbH
9.375% due 10/03/2031	175	186

Chord Energy Corp.
6.750% due 03/15/2033	350	355

CHS/Community Health Systems, Inc.
6.000% due 01/15/2029	25	24
6.875% due 04/15/2029	275	219
9.750% due 01/15/2034	150	154

Churchill Downs, Inc.
4.750% due 01/15/2028	200	197

Clarivate Science Holdings Corp.
3.875% due 07/01/2028	300	289
4.875% due 07/01/2029	150	142

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	121

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028	$225	$225

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	100	103

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	350	340

CommScope LLC
4.750% due 09/01/2029	76	76
8.250% due 03/01/2027	75	76

CommScope Technologies LLC
5.000% due 03/15/2027	450	447

Comstock Resources, Inc.
5.875% due 01/15/2030	50	48

CoreWeave, Inc.
9.000% due 02/01/2031	600	616

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	300	297

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	100	95

CSC Holdings LLC
5.375% due 02/01/2028	50	44
5.500% due 04/15/2027	225	214
6.500% due 02/01/2029	225	167
7.500% due 04/01/2028	100	73
11.250% due 05/15/2028	100	93
11.750% due 01/31/2029	225	189

DaVita, Inc.
6.750% due 07/15/2033	125	129
6.875% due 09/01/2032	125	129

Dcli Bidco LLC
7.750% due 11/15/2029	150	156

Discovery Communications LLC
3.625% due 05/15/2030	50	46

Dream Finders Homes, Inc.
6.875% due 09/15/2030	125	126

DT Midstream, Inc.
4.125% due 06/15/2029	150	146

Dye & Durham Ltd.
8.625% due 04/15/2029	100	99

EQT Corp.
7.500% due 06/01/2030	100	110

EW Scripps Co.
9.875% due 08/15/2030	450	423

Frontier Communications Holdings LLC
6.750% due 05/01/2029	100	101

Gap, Inc.
3.625% due 10/01/2029	125	117

GFL Environmental, Inc.
4.375% due 08/15/2029	200	195

Goat Holdco LLC
6.750% due 02/01/2032	200	205

goeasy Ltd.
6.875% due 05/15/2030	150	149
7.625% due 07/01/2029	175	177
9.250% due 12/01/2028	500	522

Gray Media, Inc.
4.750% due 10/15/2030	575	442
9.625% due 07/15/2032	175	179

Griffon Corp.
5.750% due 03/01/2028	250	250

Gulfport Energy Operating Corp.
6.750% due 09/01/2029	150	154

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	100	96
5.750% due 09/15/2033	140	142

Hologic, Inc.
3.250% due 02/15/2029	250	242

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	450	459

Imola Merger Corp.
4.750% due 05/15/2029	275	268

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IQVIA, Inc.
6.250% due 06/01/2032	$250	$257

JELD-WEN, Inc.
4.875% due 12/15/2027	325	317

K Hovnanian Enterprises, Inc.
8.000% due 04/01/2031	50	51

KBR, Inc.
4.750% due 09/30/2028	400	396

Kioxia Holdings Corp.
0.000% due 07/24/2030	300	306
0.000% due 07/24/2033	325	334

Kodiak Gas Services LLC
6.500% due 10/01/2033	75	76
7.250% due 02/15/2029	125	130

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029	350	347

LBM Acquisition LLC
6.250% due 01/15/2029	200	185

Level 3 Financing, Inc.
7.000% due 03/31/2034	105	107

LifePoint Health, Inc.
8.375% due 02/15/2032	200	213

Lithia Motors, Inc.
5.500% due 10/01/2030	100	100

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	100	98

Matador Resources Co.
6.250% due 04/15/2033	200	201
6.500% due 04/15/2032	100	101

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	200	202
9.250% due 04/15/2027	300	301

MEG Energy Corp.
5.875% due 02/01/2029	250	250

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	600	518

MGM Resorts International
5.500% due 04/15/2027	125	126

Molina Healthcare, Inc.
4.375% due 06/15/2028	200	195

NCR Atleos Corp.
9.500% due 04/01/2029	150	163

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	250	246

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028 «	200	142

Nexstar Media, Inc.
4.750% due 11/01/2028	150	147

Nissan Motor Co. Ltd.
7.500% due 07/17/2030	125	131

Northriver Midstream Finance LP
6.750% due 07/15/2032	250	256

Novelis Corp.
4.750% due 01/30/2030	300	290
6.875% due 01/30/2030	50	52

NuStar Logistics LP
6.000% due 06/01/2026	100	101

Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	153
7.250% due 06/15/2031	100	101

ON Semiconductor Corp.
3.875% due 09/01/2028	200	194

Open Text Corp.
3.875% due 02/15/2028	275	268

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	400	387
6.750% due 05/15/2034	125	120

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	100	97

Park River Holdings, Inc.
8.000% due 03/15/2031 (a)	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Performance Food Group, Inc.
4.250% due 08/01/2029	$250	$243

Permian Resources Operating LLC
5.875% due 07/01/2029	200	201
6.250% due 02/01/2033	300	306

Post Holdings, Inc.
6.250% due 10/15/2034	175	177

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	125	130

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	100	97

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	200	194

QXO Building Products, Inc.
6.750% due 04/30/2032	400	415

Radiology Partners, Inc.
8.500% due 07/15/2032	125	130

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	100	105

Rand Parent LLC
8.500% due 02/15/2030	300	312

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	175	180

Sable International Finance Ltd.
7.125% due 10/15/2032	400	406

Science Applications International Corp.
5.875% due 11/01/2033	250	250

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	225	220

Scripps Escrow II, Inc.
3.875% due 01/15/2029	50	44

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	125	121
5.875% due 07/15/2030	300	306
8.250% due 12/15/2029	100	106

Sirius XM Radio LLC
3.875% due 09/01/2031	100	91
4.125% due 07/01/2030	600	563

SM Energy Co.
6.750% due 08/01/2029	100	101
7.000% due 08/01/2032	100	100

Snap, Inc.
6.875% due 03/01/2033	150	153

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	400	407

Spirit AeroSystems, Inc.
9.750% due 11/15/2030	400	440

Stagwell Global LLC
5.625% due 08/15/2029	475	462

Standard Industries, Inc.
4.750% due 01/15/2028	200	198

Station Casinos LLC
4.500% due 02/15/2028	275	271

Strathcona Resources Ltd.
6.875% due 08/01/2026	450	451

Sunoco LP
5.625% due 03/15/2031	200	199

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	250	257

TEGNA, Inc.
5.000% due 09/15/2029	100	100

Tenet Healthcare Corp.
4.375% due 01/15/2030	250	243

Tidewater, Inc.
9.125% due 07/15/2030	100	107

TopBuild Corp.
4.125% due 02/15/2032	325	305
5.625% due 01/31/2034	325	324

Transocean Aquila Ltd.
8.000% due 09/30/2028	108	112

122	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transocean International Ltd.
8.250% due 05/15/2029	$50	$49
8.500% due 05/15/2031	400	392

TreeHouse Foods, Inc.
4.000% due 09/01/2028	150	146

Twilio, Inc.
3.625% due 03/15/2029	100	95

United Rentals North America, Inc.
4.000% due 07/15/2030	150	144

Univision Communications, Inc.
4.500% due 05/01/2029	175	165
8.500% due 07/31/2031	175	181

Valaris Ltd.
8.375% due 04/30/2030	275	286

Venture Global LNG, Inc.
7.000% due 01/15/2030	250	259
9.500% due 02/01/2029	125	138
9.875% due 02/01/2032	650	708

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	75	79
6.750% due 01/15/2036	75	80

Vertiv Group Corp.
4.125% due 11/15/2028	100	98

Viking Cruises Ltd.
5.875% due 09/15/2027	100	100

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	475	448

Virgin Media Vendor Financing Notes IV DAC
5.000% due 07/15/2028	175	172

VOC Escrow Ltd.
5.000% due 02/15/2028	100	100

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	50	49
4.279% due 03/15/2032	100	92
5.050% due 03/15/2042	125	100

Wayfair LLC
7.750% due 09/15/2030	75	79

WBI Operating LLC
6.250% due 10/15/2030 (a)	100	100
6.500% due 10/15/2033 (a)	125	125

Weatherford International Ltd.
6.750% due 10/15/2033 (a)	375	376

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	50	51

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	100	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Zayo Group Holdings, Inc.
9.250% due 03/09/2030	$147	$141

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	200	190

		38,517

UTILITIES 1.2%

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	250	261

Calpine Corp.
4.500% due 02/15/2028	175	174
5.125% due 03/15/2028	250	250

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	325	338

Edison International
8.125% due 06/15/2053 •	75	77

Genesis Energy LP/Genesis Energy Finance Corp.
8.000% due 05/15/2033	100	105

Hawaiian Electric Co., Inc.
6.000% due 10/01/2033	50	50

NRG Energy, Inc.
3.375% due 02/15/2029	150	142
6.250% due 11/01/2034	150	154

Vistra Operations Co. LLC
6.875% due 04/15/2032	200	209

		1,760

Total Corporate Bonds & Notes (Cost $47,675)		48,771

U.S. TREASURY OBLIGATIONS 3.6%

U.S. Treasury Floating Rate Notes
4.057% due 07/31/2027 •	4,700	4,696

U.S. Treasury Notes
3.875% due 08/15/2034	575	566
4.125% due 10/31/2031	100	102

Total U.S. Treasury Obligations (Cost $5,354)		5,364

	SHARES
COMMON STOCKS 0.4%

HEALTH CARE 0.4%

AmSurg Corp. «(b)(g)	11,642	526

Total Common Stocks (Cost $487)		526

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
4.200% (f)	326,323	$326

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.5%

Federal Home Loan Bank Discount Notes
4.145% due 11/14/2025 (d)(e)	$700	697

U.S. TREASURY BILLS 3.5%

4.197% due 10/09/2025 - 11/18/2025 (c)(d)	5,300	5,285

Total Short-Term Instruments (Cost $6,306)		6,308

Total Investments in Securities (Cost $136,829)		137,998

	SHARES
INVESTMENTS IN AFFILIATES 8.9%

SHORT-TERM INSTRUMENTS 8.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%

PIMCO Short-Term Floating NAV Portfolio III	1,353,498	13,182

Total Short-Term Instruments (Cost $13,181)		13,182

Total Investments in Affiliates (Cost $13,181)		13,182

Total Investments 101.5% (Cost $150,010)		$151,180

Financial Derivative Instruments (h) 0.0% (Cost or Premiums, net $1,307)		4

Other Assets and Liabilities, net (1.5)%		(2,187)

Net Assets 100.0%		$148,997

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Coupon represents a 7-Day Yield.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	123

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$487	$526	0.35%

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2025	52	$10,837	$5	$6	$0
U.S. Treasury 5-Year Note December Futures	12/2025	32	3,494	9	1	0
U.S. Treasury 10-Year Note December Futures	12/2025	8	900	5	0	0

				$19	$7	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	7	$(806)	$(8)	$0	$0

Total Futures Contracts				$11	$7	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.028%	$	400	$54	$1	$55	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$	5,125	$372	$21	$393	$0	$(7)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		8,250	352	317	669	2	(3)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		6,100	464	15	479	7	0

						$1,188	$353	$1,541	$9	$(10)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2032	$	2,775	$65	$(18)	$47	$0	$(1)

Total Swap Agreements							$1,307	$336	$1,643	$9	$(11)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(5)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$7	$9	$16	$0	$0	$(12)	$ (12)

124	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Cash of $2,312 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7	$7
Swap Agreements	0	9	0	0	0	9

	$0	$9	$0	$0	$7	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$11	$0	$0	$1	$12

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$50	$50
Swap Agreements	0	605	0	0	(1)	604

	$0	$605	$0	$0	$49	$654

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(93)	$(93)
Swap Agreements	0	647	0	0	(18)	629

	$0	$647	$0	$0	$(111)	$536

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	125

Schedule of Investments	PIMCO Low Duration Credit Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$495	$71,007	$5,527	$77,029
Corporate Bonds & Notes
Banking & Finance	199	8,295	0	8,494
Industrials	275	36,600	1,642	38,517
Utilities	0	1,760	0	1,760
U.S. Treasury Obligations	0	5,364	0	5,364
Common Stocks
Health Care	0	0	526	526
Short-Term Instruments
Mutual Funds	0	326	0	326
Short-Term Notes	0	697	0	697
U.S. Treasury Bills	0	5,285	0	5,285

	$969	$129,334	$7,695	$137,998

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,182	$0	$0	$13,182

Total Investments	$14,151	$129,334	$7,695	$151,180

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$16	$0	$16

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(11)	$0	$(11)

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$14,151	$129,339	$7,695	$151,185

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,427	$2,880	$(3,267)	$3	$27	$(6)	$1,035	$(572)	$5,527	$13
Corporate Bonds & Notes
Industrials	164	1,500	0	0	0	(22)	0	0	1,642	(22)
Common Stocks
Energy	33	0	(14)	0	14	(33)	0	0	0	0
Health Care	544	0	0	0	0	(18)	0	0	526	(18)

Totals	$6,168	$4,380	$(3,281)	$3	$41	$(79)	$1,035	$(572)	$7,695	$(27)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$1,051	Comparable Companies	EBITDA Multiple	X	16.290	—
	274	Indicative Market Quotation	Broker Quote		72.500	—
	4,202	Third Party Vendor	Broker Quote		89.500-100.750	98.524
Corporate Bonds & Notes
Industrials	142	Indicative Market Quotation	Broker Quote		71.000	—
	1,500	Recent Transaction	Purchase Price		100.000	—
Common Stocks
Health Care	526	Comparable Companies	EBITDA Multiple	X	16.290	—

Total	$7,695

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

126	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Income Fund	September 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 150.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%

Aligned Data Centers International LP
7.538% due 12/18/2029 «~		$28,800	$29,026

Altice France SA
7.526% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	495	551
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$5,943	5,765

Avolon TLB Borrower 1 U.S. LLC
5.885% (TSFR1M + 1.750%) due 06/24/2030 ~		2,500	2,504

Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		4,621	4,621
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		20,879	21,244

Envalior Finance GmbH
7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	9,100	10,114

Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~		$9,435	9,435
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		36,405	37,497

Finastra USA, Inc.
TBD% (TSFR3M + 7.250%) due 09/13/2029 ~		675	680

iHeartCommunications, Inc.
10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		3,221	2,822

Lealand Finance Co. BV
7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		156	127

Lealand Finance Co. BV (5.278% Cash)
5.728% - 5.278% due 12/31/2027 ~		674	483

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «(c)		3,125	919

OCS Group Holdings Ltd.
9.961% due 11/28/2031	GBP	2,700	3,633

Panama Government International Bonds
4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	27,900	33,012

Pantheon Senior Debt Secondaries III
6.043% (TSFR3M + 2.000%) due 03/26/2026 «~(j)		$3,800	3,800

Poseidon Bidco SASU
7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	16,300	8,994

Project Alfa Investindustrial VIII SCSp
4.117% (EUR003M + 2.100%) due 02/27/2026 «~(j)		2,174	2,552

Project Flash
TBD% (TSFR1M + 2.500%) due 01/09/2030 «~µ		$6,590	6,532
TBD% due 04/30/2030 «~µ		32,708	32,708
TBD% (TSFR3M + 2.250%) due 04/30/2030 «~µ		31,941	31,941
TBD% (TSFR1M + 2.250%) due 04/30/2030 «~µ		32,351	32,351

Project Hudson II
7.730% due 05/29/2026 «		5,000	5,063

Project Nova
7.250% (PRIME) due 08/31/2026 «~		3,100	3,100

SCUR-Alpha 1503 GmbH
9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		16,287	15,051

Softbank Vision Fund II
TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		26,000	26,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Subcalidora 2
7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,900	$9,321

Syniverse Holdings, Inc.
11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		$6,606	6,464

TransDigm, Inc.
6.502% (TSFR3M + 2.500%) due 02/28/2031 ~		60,896	60,934

Turkiye Vakiflar Bankasi TAO
5.014% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	8,000	9,434

U.S. Renal Care, Inc.
9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$2,073	1,985

Westmoreland Coal Co.
8.000% due 03/15/2029 «		88	36

Total Loan Participations and Assignments (Cost $419,738)			418,699

CORPORATE BONDS & NOTES 13.7%

BANKING & FINANCE 6.2%

123 Lights Re Ltd.
14.904% (T-BILL 3MO + 11.000%) due 09/14/2031 ~		700	700

Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		3,000	3,224
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		3,200	3,368

Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		250	267
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		1,200	1,304

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		2,735	2,630

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	26,441	30,997

Banco Santander SA
5.552% due 03/14/2028 •		$16,000	16,293
5.565% due 01/17/2030		12,400	12,948
6.527% due 11/07/2027 •		9,200	9,427
6.607% due 11/07/2028		7,200	7,701

Bank of Nova Scotia
4.404% due 09/08/2028 •		2,900	2,916
5.197% (SOFRRATE + 1.000%) due 09/08/2028 ~		4,100	4,122

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		1,700	1,738

Barclays PLC
4.476% due 11/11/2029 •		8,600	8,617
4.837% due 09/10/2028 •		5,300	5,355
5.669% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,548
5.674% due 03/12/2028 •		1,900	1,937
6.224% due 05/09/2034 •		3,062	3,295
6.496% due 09/13/2027 •		18,300	18,673

Bayou Re Ltd.
12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	535
22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~		600	677

BNP Paribas SA
5.497% due 05/20/2030 •		1,900	1,966

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bonanza RE Ltd.
3.970% (MSMMUSTF) due 01/08/2026 ~		$250	$243

BPCE SA
6.612% due 10/19/2027 •		26,300	26,902

Brown & Brown, Inc.
4.700% due 06/23/2028		1,400	1,414

CaixaBank SA
6.684% due 09/13/2027 •		12,400	12,672

Cape Lookout Re Ltd.
10.832% (T-BILL 1MO + 6.900%) due 03/13/2032 ~		3,700	3,890
12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		600	627

Charles River Re Ltd.
11.536% due 05/10/2031 •		250	265

CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300	28
4.450% due 08/17/2026 ^(d)		200	18
5.950% due 10/20/2025 ^(d)		200	21
6.000% due 07/16/2049 ^(d)		200	20

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030		4,900	5,032

CoStar Group, Inc.
2.800% due 07/15/2030		6,420	5,880

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		1,400	152
3.125% due 10/22/2025 ^(d)		1,600	172
3.875% due 10/22/2030 ^(d)		700	77

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,500	776

Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,221
5.392% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,245

Credit Suisse AG AT1 Claim		37,150	4,829

Danske Bank AS
5.427% due 03/01/2028 •		4,500	4,578

Deutsche Bank AG
3.547% due 09/18/2031 •		1,332	1,263
6.720% due 01/18/2029 •		1,568	1,648
7.146% due 07/13/2027 •		3,500	3,575

East Lane Re VII Ltd.
12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		2,800	2,848

EPR Properties
4.750% due 12/15/2026		627	629
4.950% due 04/15/2028		316	319

Equitable America Global Funding
4.650% due 06/09/2028		6,100	6,176

Equitable Financial Life Global Funding
4.875% due 11/19/2027		10,000	10,155

Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		2,660	2,809
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		2,660	2,804
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		2,660	2,801

F&G Global Funding
2.000% due 09/20/2028		2,800	2,605
5.875% due 06/10/2027		4,900	5,030

Ford Credit Canada Co.
7.000% due 02/10/2026	CAD	9,800	7,133

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$12,400	12,203
3.815% due 11/02/2027		2,104	2,053
4.542% due 08/01/2026		1,300	1,299
4.950% due 05/28/2027		11,205	11,190
5.125% due 11/05/2026		7,400	7,427
5.727% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	10,989

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	127

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 03/05/2027		$22,200	$22,431
5.850% due 05/17/2027		2,000	2,025
6.950% due 03/06/2026		500	504
6.950% due 06/10/2026		900	912
7.350% due 11/04/2027		14,070	14,677

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,000	958
5.300% due 01/15/2029		902	919

Greengrove RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		1,000	1,000

Hardwood Funding LLC
4.840% due 06/07/2028 «(j)		3,100	3,140
4.980% due 06/07/2030 «(j)		2,000	2,043

Hestia Re Ltd.
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		400	409
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		400	415

Hexagon IV RE Ltd.
10.452% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	1,962	2,341

HSBC Holdings PLC
4.041% due 03/13/2028 •		$3,070	3,062
4.583% due 06/19/2029 •		1,000	1,007
5.887% due 08/14/2027 •		13,700	13,886

Integrity RE III Ltd.
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	426
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		400	449

Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		1,100	1,208
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		500	558

Intesa Sanpaolo SpA
7.200% due 11/28/2033		4,200	4,788

Jackson National Life Global Funding
5.550% due 07/02/2027		8,800	8,995

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	888
4.005% due 04/23/2029 •		1,763	1,759
4.323% due 04/26/2028 •		600	602

KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «	EUR	8,781	773

Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025		2,211	2,590

Kizuna RE III Pte. Ltd.
2.750% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	615

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	2,200	2,583

Lehman Brothers Holdings, Inc.
0.000% due 04/05/2049 ^(d)		1,816	9

Lineage OP LP
5.250% due 07/15/2030		$3,900	3,955

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		11,000	11,167

Longleaf Pine Re Ltd.
21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		1,700	1,899

LPL Holdings, Inc.
4.000% due 03/15/2029		5,000	4,894
4.900% due 04/03/2028		5,700	5,763
5.200% due 03/15/2030		10,400	10,634

Luca RE Ltd.
11.154% (T-BILL 3MO + 7.250%) due 07/22/2031 ~		2,000	2,000

MMIFS Re Ltd.
5.598% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	700	506

Morgan Stanley
5.123% due 02/01/2029 •		$1,100	1,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.138% due 10/16/2026 •		$500	$500

Morgan Stanley Bank NA
5.258% (SOFRRATE + 0.940%) due 07/14/2028 ~		41,400	41,643

Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,352
4.302% due 03/08/2029 •		3,900	3,899
6.557% due 10/18/2027 •		17,800	18,208

Nature Coast Re Ltd.
13.904% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		2,066	2,172

NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,421
5.076% due 01/27/2030 •		6,400	6,539
5.475% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,049
5.564% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,258
5.583% due 03/01/2028 •		12,200	12,431

NatWest Markets PLC
4.789% due 03/21/2028		9,400	9,571
5.103% (SOFRRATE + 0.950%) due 03/21/2028 ~		12,300	12,355

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		2,000	1,969
2.450% due 09/15/2028		900	826
5.300% due 09/13/2027		2,200	2,199
5.625% due 09/29/2028		31,300	31,340

Nomura Holdings, Inc.
4.904% due 07/01/2030		4,700	4,769
5.615% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,471

Norinchukin Bank
5.094% due 10/16/2029		3,240	3,317

Northwestern Mutual Global Funding
5.160% due 05/28/2031		1,100	1,143

Omega Healthcare Investors, Inc.
5.200% due 07/01/2030		11,300	11,476

Orange Capital RE DAC
9.789% (EUR003M + 7.810%) due 01/08/2027 ~	EUR	1,800	2,133

Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$1,000	1,059

Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,500	1,555
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		4,900	5,103

Purple Re Ltd.
13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		1,800	1,912

Quercus Re DAC
10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	358

RGA Global Funding
5.500% due 01/11/2031		$2,100	2,193

Royal Bank of Canada
4.510% due 10/18/2027 •		9,700	9,736

Sabine Re Ltd.
12.424% (T-BILL 1MO + 8.520%) due 04/07/2031 ~		600	632

Sammons Financial Group Global Funding
5.050% due 01/10/2028		3,700	3,765

Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		7,500	7,646
5.763% (SOFRRATE + 1.610%) due 03/20/2029 ~		6,900	6,976

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,149
3.823% due 11/03/2028 •		1,700	1,683
4.320% due 09/22/2029 •		11,300	11,273

SBA Tower Trust
1.840% due 04/15/2027		8,500	8,123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.831% due 10/15/2029		$10,700	$10,779

Societe Generale SA
6.447% due 01/12/2027 •		29,000	29,143

Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,700	7,699

Synchrony Financial
3.950% due 12/01/2027		5,000	4,943

Taranis Reinsurance DAC
8.281% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	1,200	1,404
10.961% (EUR003M + 8.990%) due 01/08/2031 ~		1,700	2,049

Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$1,300	1,356
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		800	833
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		500	510

UBS AG
7.500% due 02/15/2028		1,450	1,561

UBS Group AG
3.091% due 05/14/2032 •		3,000	2,777
4.194% due 04/01/2031 •		2,850	2,818
5.428% due 02/08/2030 •		4,800	4,960
5.959% due 01/12/2034 •		4,005	4,285
6.327% due 12/22/2027 •		11,500	11,790
6.442% due 08/11/2028 •		33,850	35,178
6.537% due 08/12/2033 •		1,100	1,214
7.750% due 03/01/2029 •	EUR	8,200	10,739
9.016% due 11/15/2033 •		$1,600	2,005

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029		14,653	13,774
10.500% due 02/15/2028		10,272	10,825

Ursa Re Ltd.
9.480% (BNMMDTSC + 5.500%) due 12/07/2026 ~		3,600	3,712
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		1,000	1,009
12.654% (BNMMDTSC + 8.750%) due 12/07/2026 ~		4,600	4,810

VB DPR Finance Co.
6.833% due 03/15/2035 «(j)		20,000	20,632

Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	253

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		8,000	7,915
3.875% due 02/15/2029		3,700	3,615
4.125% due 08/15/2030		7,500	7,251
4.500% due 09/01/2026		4,600	4,601
4.500% due 01/15/2028		3,219	3,216
5.750% due 02/01/2027		200	203

Vitality Re XVI Ltd.
5.657% (MSMMUSTF + 1.750%) due 01/08/2030 ~		500	501
7.654% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	301

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(d)		3,092	0

Wells Fargo & Co.
3.526% due 03/24/2028 •		300	297
5.707% due 04/22/2028 •		1,200	1,228

Winston RE Ltd.
15.594% (T-BILL 3MO + 11.690%) due 02/26/2031 ~		400	432

			945,992

INDUSTRIALS 6.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		385	365
3.600% due 09/15/2028		210	207

128	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Altice France SA
3.375% due 01/15/2028	EUR	400	$405
5.125% due 01/15/2029		$400	344
5.125% due 07/15/2029		1,000	859
5.500% due 01/15/2028		3,500	3,098
5.500% due 10/15/2029		1,700	1,479
5.875% due 02/01/2027	EUR	300	319
8.125% due 02/01/2027		$2,800	2,679

Altria Group, Inc.
4.500% due 08/06/2030		1,500	1,506

Amdocs Ltd.
2.538% due 06/15/2030		3,300	3,025

American Airlines Pass-Through Trust
2.875% due 01/11/2036		755	686
3.000% due 04/15/2030		179	173
3.200% due 12/15/2029		668	647
3.350% due 04/15/2031		540	522
3.375% due 11/01/2028		14,491	14,263
3.575% due 07/15/2029		858	842
3.600% due 03/22/2029		715	701
3.650% due 08/15/2030		710	690
3.700% due 04/01/2028		507	504

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		200	199

Bayer U.S. Finance LLC
6.125% due 11/21/2026		1,900	1,934

Beignet
6.850% due 06/01/2049 «(b)		226,860	226,860

BMW U.S. Capital LLC
4.750% due 03/21/2028		1,200	1,218
4.936% (SOFRINDX + 0.780%) due 03/19/2027 ~		8,100	8,138
5.073% (SOFRINDX + 0.920%) due 03/21/2028 ~		14,800	14,887

Boeing Co.
2.196% due 02/04/2026		7,600	7,543
5.040% due 05/01/2027		6,700	6,774
6.259% due 05/01/2027		27,300	28,100
6.298% due 05/01/2029		3,570	3,790
6.388% due 05/01/2031		4,400	4,794

British Airways Pass-Through Trust
2.900% due 09/15/2036		6,194	5,636
3.300% due 06/15/2034		660	625

Carvana Co.
9.000% due 06/01/2031		19,453	22,040

Carvana Co. (9.000% Cash)
9.000% due 06/01/2030		12,844	13,447

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		15,100	14,820
4.250% due 04/01/2028		15,000	14,918

Centene Corp.
3.375% due 02/15/2030		1,100	1,013
4.625% due 12/15/2029		51,471	49,939

CLN Magnetto Group
8.170% due 10/25/2031 «~		9,000	9,057

Conagra Brands, Inc.
5.000% due 08/01/2030		4,800	4,849

CVS Pass-Through Trust
7.507% due 01/10/2032		48	52

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		421	403

Discovery Communications LLC
3.950% due 03/20/2028		8,200	8,012

DISH DBS Corp.
5.250% due 12/01/2026		21,040	20,691
5.750% due 12/01/2028		14,310	13,730

Flora Food Management BV
6.875% due 07/02/2029	EUR	7,100	8,350

Gazprom PJSC Via Gaz Capital SA
2.500% due 03/21/2026		16,200	16,167
8.625% due 04/28/2034		$300	263

Greene King Finance PLC
4.064% due 03/15/2035	GBP	1,925	2,440
5.106% due 03/15/2034		3,600	4,794

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyatt Hotels Corp.
5.050% due 03/30/2028		$2,600	$2,643
5.750% due 03/30/2032		1,900	1,983

Imperial Brands Finance Netherlands BV
5.250% due 02/15/2031	EUR	4,165	5,311

Imperial Brands Finance PLC
3.500% due 07/26/2026		$4,747	4,716
4.500% due 06/30/2028		5,800	5,839

JetBlue Pass-Through Trust
4.000% due 05/15/2034		2,399	2,261

Mitchells & Butlers Finance PLC
4.887% (US0003M + 0.450%) due 12/15/2030 ~		2,786	2,689
6.013% due 12/15/2030	GBP	186	252

MPLX LP
4.800% due 02/15/2031		$9,000	9,058

National Football League
4.780% due 10/05/2030 «(j)		10,600	10,648
5.480% due 10/05/2028 «(j)		18,600	19,090

Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	7,000	8,094
4.345% due 09/17/2027		$32,870	32,275
4.810% due 09/17/2030		5,600	5,279
7.750% due 07/17/2032		12,100	12,814

NPC Ukrenergo
6.875% due 11/09/2028		800	638

Occidental Petroleum Corp.
5.200% due 08/01/2029		17,800	18,075

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	538
5.500% due 04/12/2037 ^(d)		4,350	709
6.000% due 11/15/2026 ^(d)		3,434	560
9.750% due 05/17/2035 ^(d)		840	153

Petroleos Mexicanos
6.700% due 02/16/2032		25,103	24,893
6.950% due 01/28/2060		3,028	2,492

Prime Property Fund LLC
5.250% due 09/30/2029 «(j)		12,400	12,484

Prosus NV
1.288% due 07/13/2029	EUR	5,000	5,502

Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028		$3,100	3,114

Rolls-Royce PLC
3.625% due 10/14/2025		2,000	1,999
4.625% due 02/16/2026	EUR	889	1,048
5.750% due 10/15/2027		$14,288	14,681
5.750% due 10/15/2027	GBP	2,079	2,861

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$13,000	13,187

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 09/20/2029		1,593	1,599

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	350	526

Thames Water Utilities Finance PLC
2.375% due 04/22/2042		800	731
3.500% due 02/25/2030		200	189
4.000% due 04/18/2029	EUR	1,500	1,245
4.375% due 01/18/2033		200	166
4.375% due 07/03/2036	GBP	500	469
6.500% due 02/09/2034		100	95
7.125% due 04/30/2033		400	379

Thames Water Utilities Ltd.
0.000% due 03/22/2027 (g)		26	30

Times Square Hotel Trust
8.528% due 08/01/2026		$35	35

Topaz Solar Farms LLC
4.875% due 09/30/2039		386	340
5.750% due 09/30/2039		3,099	3,144

U.S. Renal Care, Inc.
10.625% due 06/28/2028		187	163

United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,060	974
5.875% due 04/15/2029		14,493	14,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valaris Ltd.
8.375% due 04/30/2030	$160	$166

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	1,800	1,727
3.875% due 11/01/2033	2,000	1,803

Venture Global LNG, Inc.
8.125% due 06/01/2028	23,500	24,341
8.375% due 06/01/2031	7,000	7,355
9.500% due 02/01/2029	10,300	11,357
9.875% due 02/01/2032	21,800	23,748

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	9,030	9,511

Volkswagen Group of America Finance LLC
5.050% due 03/27/2028	7,800	7,903
5.250% due 03/22/2029	17,000	17,360

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	20,277	20,016

Yellowstone Energy LP
5.750% due 12/31/2026	576	569

		925,532

UTILITIES 1.4%

Edison International
6.250% due 03/15/2030	3,000	3,121

FORESEA Holding SA
7.500% due 06/15/2030	326	320

Pacific Gas & Electric Co.
2.100% due 08/01/2027	29,695	28,551
2.500% due 02/01/2031	200	178
3.150% due 01/01/2026	25,470	25,391
3.250% due 06/01/2031	28,900	26,590
3.300% due 03/15/2027	1,510	1,490
3.300% due 12/01/2027	20,076	19,653
3.750% due 07/01/2028	5,599	5,501
4.300% due 03/15/2045	479	385
4.550% due 07/01/2030	11,197	11,124
4.650% due 08/01/2028	800	802
5.000% due 06/04/2028	27,000	27,385
5.450% due 06/15/2027	30,454	30,979
5.900% due 06/15/2032	9,280	9,709

Rio Oil Finance Trust
8.200% due 04/06/2028	7,437	7,695
9.750% due 01/06/2027	2,025	2,099

Southern California Edison Co.
2.250% due 06/01/2030	700	628
5.250% due 03/15/2030	12,100	12,342

Southern Gas Corridor CJSC
6.875% due 03/24/2026	1,900	1,924

		215,867

Total Corporate Bonds & Notes (Cost $2,055,061)		2,087,391

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	14	16

Total Municipal Bonds & Notes (Cost $15)		16

U.S. GOVERNMENT AGENCIES 61.0%

Federal Home Loan Mortgage Corp.
2.500% due 10/01/2040 - 02/01/2051	223,311	190,811
3.000% due 02/01/2052 - 12/01/2052	26,751	23,552
3.500% due 11/01/2046 - 11/01/2047	568	533
4.000% due 08/01/2042 - 09/01/2050	11,652	11,273
4.500% due 02/01/2048 - 07/01/2053	11,198	10,919

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	129

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 08/01/2052 - 08/01/2054	$88,029	$87,539
5.500% due 02/01/2053 - 05/01/2054	103,150	104,397
6.000% due 01/01/2029 - 07/01/2054	26,212	26,817
6.500% due 09/01/2053 - 02/01/2054	27,434	28,401
7.000% due 04/01/2055 - 08/01/2055	43,793	45,879

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.736% due 01/25/2031 ~(a)	127,004	1,497
4.224% due 10/25/2046 ~	473	470
7.043% due 12/25/2047 ~	148	149

Federal National Mortgage Association
2.500% due 09/01/2040 - 02/01/2051	176,980	152,681
3.000% due 03/01/2030 - 06/01/2052	44,715	41,450
3.500% due 08/01/2047 - 03/01/2050	20,564	19,106
4.000% due 06/01/2038 - 07/01/2051	41,118	39,524
4.500% due 12/01/2047 - 08/01/2053	12,230	11,924
5.000% due 08/01/2052 - 07/01/2054	63,434	63,146
5.500% due 01/01/2053 - 07/01/2053	31,293	31,689
6.000% due 12/01/2052 - 07/01/2054	89,644	91,988
6.411% due 09/01/2037 •	1,360	1,377
6.500% due 02/01/2026 - 04/01/2054	295,138	305,412
7.000% due 03/01/2045 - 05/01/2055	95,507	99,999

Federal National Mortgage Association REMICS
6.000% due 04/25/2043	3	3

Federal National Mortgage Association Trust
4.821% due 09/25/2042 •	3	3

Government National Mortgage Association
3.000% due 01/20/2052 - 03/20/2052	10,333	9,235
3.500% due 12/20/2051 - 07/20/2055	86,679	79,232
4.625% due 07/20/2045 - 12/20/2045 •	1,360	1,394
5.000% due 01/20/2049	7	7

Government National Mortgage Association REMICS
5.216% due 10/20/2066 •	444	445

Government National Mortgage Association, TBA
2.500% due 11/01/2055	18,900	16,275
3.000% due 10/01/2055 - 11/01/2055	54,000	48,214
3.500% due 11/01/2055	16,800	15,316
4.000% due 10/01/2055 - 11/01/2055	47,600	44,757
4.500% due 10/01/2055 - 11/01/2055	197,900	191,843
5.000% due 10/01/2055 - 11/01/2055	78,400	77,924
5.500% due 11/01/2055	24,250	24,417
6.000% due 10/01/2055 - 11/01/2055	277,700	282,461
6.500% due 10/01/2055 - 11/01/2055	133,900	137,534

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2055	195,682	171,917
3.500% due 11/01/2055	160,900	146,979
4.000% due 11/01/2055	530,436	499,863
4.500% due 10/01/2055 - 11/01/2055	298,900	289,814
5.000% due 11/01/2055 - 12/01/2055	1,172,400	1,162,044
5.500% due 11/01/2055	798,632	804,743
6.000% due 10/01/2055 - 11/01/2055	2,067,130	2,111,512

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/01/2055 - 12/01/2055	$1,746,200	$1,805,833

Total U.S. Government Agencies (Cost $9,405,444)		9,312,298

U.S. TREASURY OBLIGATIONS 7.2%

U.S. Treasury Bonds
2.750% due 08/15/2047 (o)	1,000	725
3.000% due 08/15/2048	80	60
3.000% due 02/15/2049 (o)	10	8
4.625% due 05/15/2054 (o)	149,800	147,219

U.S. Treasury Inflation Protected Securities (i)
0.250% due 02/15/2050	6,307	3,736
0.625% due 02/15/2043	1,124	855
0.750% due 02/15/2042	1,144	908
0.750% due 02/15/2045 (o)	5,899	4,403
0.875% due 02/15/2047 (o)	6,557	4,847
1.000% due 02/15/2046	3,408	2,631
1.000% due 02/15/2048 (o)	7,598	5,699
1.000% due 02/15/2049	24,147	17,836
1.375% due 02/15/2044	1,109	949
1.500% due 02/15/2053	22,604	18,110
2.125% due 02/15/2040	598	603
2.125% due 02/15/2041	590	590
0.125% due 07/15/2026	57,005	56,810
0.125% due 10/15/2026 (m)	39,366	39,152
0.125% due 01/15/2031 (m)	2,110	1,982
0.125% due 07/15/2031 (m)	75,858	70,865
0.250% due 07/15/2029 (m)(o)	67,560	65,559
0.375% due 01/15/2027 (m)	3,690	3,662
0.375% due 07/15/2027 (m)	1,004	997
0.625% due 07/15/2032 (m)	95,059	90,004
0.750% due 07/15/2028 (m)	12,168	12,114
0.875% due 01/15/2029 (m)	39,573	39,281
1.375% due 07/15/2033 (o)	93,387	91,983
1.625% due 04/15/2030 (m)	39,982	40,608
1.750% due 01/15/2034 (m)	29,635	29,785
1.875% due 07/15/2034	201,879	204,895

U.S. Treasury Notes
4.000% due 07/31/2032 (o)	136,200	136,860

Total U.S. Treasury Obligations (Cost $1,142,837)		1,093,736

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.4%

225 Liberty Street Trust
4.501% due 02/10/2036	12,990	12,579
4.803% due 02/10/2036 ~	30,350	28,350

Adjustable Rate Mortgage Trust
4.755% due 10/25/2035 ~	23	22
4.772% due 03/25/2036 •	4,347	1,148
4.783% due 11/25/2035 ~	53	37
5.351% due 06/25/2035 ~	1,796	1,744
6.972% due 08/25/2035 ~	31	31

American Home Mortgage Assets Trust
4.397% due 03/25/2047 •	1,766	1,590
4.462% due 12/25/2046 •	3,489	3,025
5.093% due 10/25/2046 •	3,053	2,012

American Home Mortgage Investment Trust
5.172% due 09/25/2035 •	337	342
6.195% due 12/25/2035 •	11,032	1,980
6.700% due 06/25/2036 þ	8,911	1,229
7.100% due 06/25/2036 þ	3,816	525

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	746	755

Ashford Hospitality Trust
5.573% due 04/15/2035 •	10,000	10,001
6.423% due 04/15/2035 •	23,253	23,169

Atrium Hotel Portfolio Trust
6.098% due 12/15/2036 •	8,450	8,255
6.398% due 12/15/2036 •	7,242	6,916

BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042 ~	9,400	7,631
6.265% due 09/15/2038 •	6,000	5,680
7.015% due 09/15/2038 •	16,700	15,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Re-REMICS Trust
6.013% due 06/17/2050 ~	$100	$18

Banc of America Alternative Loan Trust
5.913% due 10/25/2036 ~	2,249	598

Banc of America Funding Trust
4.630% due 10/20/2036 •	6,009	4,674
4.630% due 12/20/2046 •	3,484	3,113
5.145% due 09/20/2035 ~	18	15
5.264% due 05/20/2036 ~	37	31
6.388% due 04/25/2037 þ	77	66

Banc of America Mortgage Trust
4.833% due 01/25/2036 ~	16	14
5.214% due 11/20/2046 ~	132	117

BBCCRE Trust
4.715% due 08/10/2033 ~	8,800	6,305

BBCMS Trust
6.839% due 07/15/2037 •	5,576	4,823

BCAP LLC Trust
3.817% due 03/27/2036 ~	527	362
4.271% due 10/26/2037 ~	4	4
4.358% due 11/26/2036 ~	1,309	1,088
4.632% due 03/25/2037 •	6,164	5,613
6.500% due 06/26/2037 ~	7,422	1,717

Bear Stearns ALT-A Trust
4.480% due 11/25/2035 ~	240	221

Bear Stearns ALT-A Trust II
4.532% due 09/25/2047 ~	11,201	6,174

Bear Stearns ARM Trust
5.302% due 01/25/2035 ~	2	1

Bear Stearns Mortgage Funding Trust
4.432% due 01/25/2037 •	7,214	6,526

Bear Stearns Structured Products, Inc. Trust
4.972% due 01/26/2036 ~	171	121

Benchmark Mortgage Trust
3.404% due 12/15/2062 ~	11,595	3,060

BINOM Securitization Trust
4.441% due 08/25/2057 ~	8,206	8,002

BWAY Mortgage Trust
6.465% due 09/15/2036 •	7,124	6,295
7.115% due 09/15/2036 •	8,195	7,064

BX Trust
5.910% due 10/15/2036 •	13,200	13,202
6.160% due 10/15/2036 •	16,040	16,048

Cascade Funding Mortgage Trust
4.000% due 10/25/2054 ~	13,668	13,436

Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	11,123	10,007
3.250% due 09/25/2064 ~	9,084	8,164
3.375% due 04/25/2065 ~	7,756	7,044

Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,741	4,332
6.019% due 02/25/2037 ~	393	384

ChaseFlex Trust
6.000% due 02/25/2035	1,994	1,412

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.522% due 06/25/2036 •	137	133

CHL Mortgage Pass-Through Trust
3.649% due 04/25/2035 ~	84	63
4.115% due 09/20/2036 ~	604	536
4.253% due 11/25/2037 ~	12,417	11,422
4.542% due 04/25/2035 •	90	86
4.872% due 05/25/2035 •	663	590
4.912% due 03/25/2035 •	52	46
5.500% due 11/25/2035	27	14
6.000% due 02/25/2037	5,997	2,139
6.589% due 10/20/2034 ~	50	50

CHL Reperforming Loan Trust REMICS
4.632% due 03/25/2035 •	1,243	1,204

CIM Trust
4.500% due 03/25/2062 ~	43,322	42,866

Citicorp Mortgage Securities Trust
6.000% due 05/25/2037	868	765

130	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.000% due 05/01/2060 ~		$279,982	$248,450

CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037		3,960	3,671
6.500% due 06/25/2037		35	31

CLNY Trust
6.066% due 11/15/2038 •		7,850	7,665
7.309% due 11/15/2038 •		8,000	7,424

COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ		3,076	3,103
6.393% due 06/25/2069 þ		5,665	5,751

Countrywide Alternative Loan Trust
4.530% due 09/20/2046 •		925	825
4.632% due 04/25/2046 •		837	789
4.650% due 07/20/2046 •		62	53
4.672% due 02/25/2036 •		102	62
5.000% due 08/25/2035		2,321	1,355
5.113% due 08/25/2046 •		1,497	1,367
5.270% due 11/20/2035 •		14	14
5.500% due 04/25/2035		843	578
5.500% due 12/25/2035		144	129
5.500% due 03/25/2036		38	16
5.533% due 11/25/2047 •		2,194	1,966
6.000% due 12/25/2034		1,698	1,525
6.000% due 03/25/2036		370	165
6.000% due 08/25/2036 •		369	352
6.000% due 03/25/2037		918	340
6.000% due 05/25/2037		7,972	3,315

Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		34	32
6.000% due 01/25/2036		188	108

Cross Mortgage Trust
5.549% due 12/25/2069 ~		2,539	2,559

CRSNT Trust
5.474% due 04/15/2036 •		16,000	15,807
5.824% due 04/15/2036 •		9,000	8,870

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~		28,501	16,550

CSMC Trust
3.952% due 09/25/2057 ~		5,700	5,417
4.209% due 07/27/2061 ~		21,009	20,928
5.735% due 01/15/2049 ~		15,000	11,153
6.065% due 07/15/2038 •		4,460	3,456
6.344% due 07/15/2032 •		2,798	2,785
6.565% due 07/15/2038 •		7,000	3,391
6.914% due 06/01/2050 ~		4,289	4,277

DBGS Mortgage Trust
6.915% due 10/15/2036 •		19,393	17,891

DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300	4,457

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.572% due 03/25/2037 •		166	155
4.692% due 08/25/2047 •		11,937	11,389

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		45	40
6.386% due 10/25/2036 þ		45	40

Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates
4.316% due 06/27/2037 ~		7,823	6,969

DROP Mortgage Trust
6.514% due 10/15/2043 •		15,648	14,300

DSLA Mortgage Loan Trust
4.558% due 10/19/2036 •		255	154

Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		5,700	5,710
5.655% due 02/25/2060 þ		5,086	5,143
5.726% due 01/25/2060 þ		3,015	3,053

Eurosail-U.K. PLC
4.805% due 09/13/2045 •	GBP	847	1,134

Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
5.344% due 07/15/2038 •		52,705	52,746
6.514% due 07/15/2038 •		7,169	7,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Finance of America Structured Securities Trust
3.500% due 09/25/2055 «þ	$112,540	$109,299

First Horizon Asset Securities, Inc.
5.601% due 02/25/2036 ~	10	9

First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037	66	19

GCAT Trust
4.250% due 05/25/2067 ~	3,611	3,462
6.007% due 01/25/2059 þ	2,819	2,846
6.085% due 06/25/2059 þ	3,696	3,743

GS Mortgage Securities Corp. Trust
6.070% due 12/15/2036 •	2,934	2,906
6.320% due 12/15/2036 •	3,333	3,267
6.920% due 12/15/2036 •	922	895

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	11,498	10,821

GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~	1,139	978
0.000% due 01/25/2061 ~(a)	168,440	9,139
0.000% due 12/25/2061 ~(a)	346	327
0.140% due 01/25/2061 ~(a)	164,188	803
2.750% due 01/25/2061 ~	110,337	105,629
3.250% due 01/25/2061 ~	12,636	11,624
3.500% due 01/25/2061 ~	8,832	8,106
3.875% due 01/25/2061 ~	7,473	6,936
3.915% due 12/25/2061 ~	215,578	187,355
4.100% due 07/25/2065 þ	12,755	12,431
4.250% due 01/25/2061 ~	4,076	3,811
4.750% due 01/25/2061 ~	3,533	3,374
5.533% due 01/25/2061 ~	3,303	2,994

GSMPS Mortgage Loan Trust
4.156% due 06/25/2034 ~	1,215	1,145

GSR Mortgage Loan Trust
4.977% due 11/25/2035 ~	3	3

HarborView Mortgage Loan Trust
4.783% due 06/19/2045 •	713	320
5.003% due 12/19/2036 •	4,201	3,880

HomeBanc Mortgage Trust
5.082% due 10/25/2035 •	7,184	6,964

HSI Asset Securitization Corp. Trust
5.262% due 07/25/2035 •	3,228	2,984

Impac CMB Trust
5.216% due 12/25/2032 þ	4	4

Impac Secured Assets Corp.
4.912% due 03/25/2036 •	915	810

IndyMac INDA Mortgage Loan Trust
4.447% due 08/25/2037 ~	82	78

IndyMac INDX Mortgage Loan Trust
3.338% due 05/25/2037 ~	7,825	6,290
3.885% due 05/25/2037 ~	1,179	788
4.049% due 09/25/2035 ~	42	35
4.632% due 01/25/2037 •	6,854	6,082

JP Morgan Alternative Loan Trust
4.086% due 10/25/2036 ~	6,856	6,159
4.244% due 05/25/2036 ~	88	49
4.647% due 12/25/2036 ~	21	20
5.533% due 12/25/2035 ~	348	236

JP Morgan Chase Commercial Mortgage Securities Trust
0.613% due 10/05/2040 ~(a)	51,900	553
6.264% due 12/15/2036 •	3,810	100
6.365% due 09/15/2029 •	7,700	7,296
6.615% due 09/15/2029 •	8,698	7,396
7.235% due 10/05/2040	5,500	5,827

JP Morgan Mortgage Trust
4.526% due 05/25/2036 ~	183	149
4.750% due 01/25/2063 ~	13,695	13,541
4.863% due 08/25/2036 ~	465	362
5.258% due 06/25/2037 ~	185	143
5.561% due 09/25/2055 þ	9,905	9,960
6.000% due 09/25/2035	4,923	3,389
6.500% due 09/25/2035	91	55

JP Morgan Seasoned Mortgage Trust
3.692% due 01/25/2063 ~	10,302	9,704

Lavender Trust
6.250% due 10/26/2036	1,003	451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Legacy Mortgage Asset Trust
5.892% due 10/25/2066 þ	$4,415	$4,419

Lehman Mortgage Trust
6.000% due 08/25/2036	340	257
6.000% due 09/25/2037	67	66

Lehman XS Trust
4.632% due 12/25/2036 •	5,023	4,961
4.652% due 09/25/2046 •	143	130

MASTR Adjustable Rate Mortgages Trust
4.482% due 04/25/2046 •	170	158

MASTR Alternative Loan Trust
6.750% due 07/25/2036	395	132

MASTR Reperforming Loan Trust
8.000% due 08/25/2034	1,284	987

Merrill Lynch Alternative Note Asset Trust
4.872% due 03/25/2037 •	567	133

Merrill Lynch Mortgage Investors Trust
4.992% due 08/25/2035 •	1,872	1,739
5.943% due 11/25/2035 •	27	26

MFA Trust
5.570% due 09/25/2067 þ	13,511	13,474
6.105% due 12/25/2068 þ	3,487	3,520

MFT Mortgage Trust
3.358% due 02/10/2042	5,000	4,104
3.593% due 02/10/2042 ~	6,815	5,410

Morgan Stanley Capital I Trust
5.848% due 11/15/2034 •	5,400	5,250
6.509% due 12/15/2036 •	9,000	189
6.648% due 11/15/2034 •	20,993	20,223

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	5,181	5,064

MRCD Mortgage Trust
2.718% due 12/15/2036	19,530	14,710

MSSG Trust
3.865% due 09/13/2039 ~	2,681	2,422

Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~	21,999	15,722
4.932% due 06/17/2038 ~	11,706	11,188

New Orleans Hotel Trust
5.187% due 04/15/2032 •	3,300	3,281
5.787% due 04/15/2032 •	12,440	12,213

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,387	3,276
3.500% due 10/25/2059 ~	1,479	1,397

NLT Trust
3.200% due 10/25/2062 ~	2,980	2,720

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.462% due 06/25/2037 •	2,912	2,424
4.520% due 04/25/2036 ~	1,800	1,598

Nomura Resecuritization Trust
5.172% due 01/25/2037 •	17,768	16,942

NYMT Loan Trust
3.750% due 02/25/2068 ~	1,606	1,494
3.750% due 11/25/2069 ~	10,772	10,347

OBX Trust
5.928% due 11/25/2063 þ	4,184	4,221
6.030% due 01/25/2064 þ	4,976	5,041
6.233% due 05/25/2064 þ	4,040	4,100
6.465% due 10/25/2063 þ	6,326	6,405
6.844% due 04/25/2063 þ	3,054	3,096
7.159% due 10/25/2063 þ	8,346	8,493

Oceanview Mortgage Trust
5.156% due 11/25/2054 •	3,766	3,772

PRET Trust
4.000% due 08/25/2064 þ	2,087	2,024
4.000% due 03/25/2065 «þ	20,700	20,145
4.000% due 07/25/2069 þ	939	912
4.075% due 06/25/2064 ~	3,488	3,350

PRKCM Trust
6.431% due 05/25/2059 þ	703	714
7.225% due 11/25/2058 þ	3,598	3,659

PRPM LLC
3.750% due 03/25/2054 þ	789	774

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	131

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 04/25/2055 þ		$4,298	$4,189
4.000% due 11/25/2053 þ		851	842
4.000% due 01/25/2054 þ		760	750
4.000% due 05/25/2054 þ		705	697
4.000% due 11/25/2054 þ		5,426	5,310
4.000% due 10/25/2064 þ		875	858
4.200% due 12/25/2064 þ		2,001	1,976
5.250% due 07/25/2055 þ		2,608	2,628
5.699% due 11/25/2029 þ		1,441	1,443
5.774% due 08/25/2028 þ		7,334	7,347
5.870% due 11/25/2029 þ		6,017	6,024

PRPM Trust
5.802% due 11/25/2069 þ		7,523	7,608
6.221% due 11/25/2068 þ		1,188	1,201

RALI Trust
4.592% due 01/25/2037 •		9,477	8,562
4.652% due 07/25/2036 •		111	101
5.003% due 09/25/2046 •		4,824	4,376
5.513% due 09/25/2045 •		130	111
6.000% due 09/25/2036		321	123

RBSSP Resecuritization Trust
4.808% due 01/26/2036 ~		1,743	1,604

RCKT Mortgage Trust
6.808% due 09/25/2043 ~		1,643	1,665

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		901	908

SFO Commercial Mortgage Trust
6.664% due 05/15/2038 •		23,560	23,310
7.164% due 05/15/2038 •		5,000	4,877

Starwood Mortgage Trust
6.115% due 04/15/2034 •		7,734	7,708
6.665% due 04/15/2034 •		10,000	9,963

Structured Adjustable Rate Mortgage Loan Trust
4.572% due 02/25/2037 •		1,813	1,811
4.944% due 09/25/2035 ~		96	86
6.100% due 04/25/2034 ~		1	1

Structured Asset Mortgage Investments II Trust
4.532% due 03/25/2037 •		830	316
4.812% due 08/25/2035 •		221	213

Structured Asset Securities Corp.
4.522% due 07/25/2035 •		10,600	9,965
4.532% due 05/25/2043 •		5,737	5,409

Structured Asset Securities Corp. Mortgage Loan Trust
4.522% due 05/25/2036 •		11,670	9,488

TBW Mortgage-Backed Trust
4.632% due 01/25/2037 •		14,229	2,992
6.470% due 09/25/2036 þ		473	12
6.620% due 03/25/2037 þ		8,700	1,725

Thornburg Mortgage Securities Trust
4.912% due 09/25/2043 •		8	8

Towd Point Mortgage Funding - Granite 6 PLC
4.978% due 07/20/2053 •	GBP	24,802	33,440

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$3,002	2,901
3.000% due 10/25/2057 ~		1,774	1,705
3.250% due 07/25/2056 ~		475	471
3.750% due 07/25/2062 ~		6,645	6,387
3.750% due 09/25/2062		73,517	70,706
4.562% due 10/25/2064 ~		31,393	31,632

Tower Bridge Funding PLC
5.153% due 01/20/2066 •	GBP	8,699	11,718

Uropa Securities PLC
4.552% due 10/10/2040 •		2,541	3,228

VASA Trust
5.515% due 07/15/2039 •		$10,800	10,417
6.015% due 07/15/2039 •		10,000	9,206

Verus Securitization Trust
5.402% due 05/25/2065 þ		7,127	7,192
5.799% due 07/25/2069 þ		2,070	2,092
6.192% due 06/25/2069 þ		6,664	6,762
6.259% due 12/25/2068 þ		2,529	2,558
6.876% due 11/25/2068 ~		2,813	2,860

WaMu Commercial Mortgage Securities Trust
6.108% due 11/23/2043 ~		15	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.627% due 03/23/2045 ~		$6,538	$6,406

WaMu Mortgage Pass-Through Certificates Trust
3.949% due 12/25/2046 •		97	86
4.400% due 02/25/2037 ~		148	132
4.546% due 10/25/2035 ~		2,466	2,265
4.832% due 11/25/2045 •		5,610	5,304
4.852% due 12/25/2045 •		1,213	1,222
5.252% due 11/25/2034 •		149	144
5.353% due 11/25/2042 •		27	26
5.706% due 09/25/2033 ~		11	11

Warwick Finance Residential Mortgages Number Three PLC
4.937% due 12/21/2049 •	GBP	5,055	6,823

Wells Fargo Alternative Loan Trust
4.702% due 06/25/2037 •		$1,625	1,426

Wells Fargo Mortgage-Backed Securities Trust
6.156% due 11/25/2037 ~		99	91
6.289% due 10/25/2037 ~		9,509	8,204
6.396% due 09/25/2033 ~		14	14
6.678% due 04/25/2036 ~		370	367

Total Non-Agency Mortgage-Backed Securities (Cost $2,203,297)			2,041,330

ASSET-BACKED SECURITIES 19.6%

AUTOMOBILE ABS OTHER 0.4%

AmeriCredit Automobile Receivables Trust
4.986% due 02/18/2028 •		2,517	2,518

CarMax Select Receivables Trust
5.052% due 05/15/2028 •		6,870	6,877
5.102% due 09/15/2027 •		503	503

Carvana Auto Receivables Trust
2.900% due 03/10/2028		492	482

GLS Auto Receivables Issuer Trust
5.340% due 06/15/2028		2,657	2,659
5.520% due 11/15/2027		5,097	5,101
5.690% due 03/15/2029		12,259	12,337

M&T Bank Auto Receivables Trust
4.872% due 05/15/2028 •		6,403	6,410

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		8,900	8,976
4.960% due 11/15/2028		9,684	9,704

			55,567

AUTOMOBILE SEQUENTIAL 5.1%

AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		2,740	2,744

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029		1,100	1,101

Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		5,500	5,595
5.440% due 02/22/2028		1,070	1,086
5.780% due 04/20/2028		2,250	2,299
6.120% due 04/20/2027		2,780	2,797

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028		3,460	3,476

BofA Auto Trust
5.350% due 11/15/2028		4,400	4,444
5.570% due 12/15/2026		318	318

Bridgecrest Lending Auto Securitization Trust
4.730% due 02/15/2028		3,200	3,206
5.340% due 04/17/2028		2,665	2,671

CarMax Select Receivables Trust
4.190% due 03/15/2029		11,900	11,907
4.760% due 05/15/2028		8,519	8,538
5.780% due 09/15/2027		905	908

Carvana Auto Receivables Trust
0.800% due 01/10/2027		545	544
4.070% due 02/12/2029		11,000	11,004
4.260% due 10/10/2029		10,700	10,723
4.310% due 09/10/2030		6,225	6,259
4.500% due 06/12/2028		2,689	2,691
4.560% due 08/10/2028		23,900	23,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.780% due 05/10/2028		$1,555	$1,558
4.910% due 08/10/2029		3,100	3,129
5.050% due 04/10/2029		4,641	4,670
5.080% due 03/11/2030		5,691	5,798
5.500% due 08/10/2027		33	33
5.620% due 01/10/2029		1,870	1,888
5.710% due 07/10/2028		4,100	4,125
5.710% due 07/10/2029		3,000	3,079
5.740% due 11/13/2029		1,873	1,933
5.900% due 08/10/2027		831	832
5.980% due 12/10/2027		1,224	1,228
6.160% due 10/10/2028		3,214	3,247
6.160% due 09/10/2029		5,319	5,523

Chase Auto Owner Trust
5.220% due 07/25/2029		13,000	13,182
5.250% due 09/27/2027		4,618	4,628
5.520% due 06/25/2029		17,400	17,661
5.530% due 09/27/2027		2,904	2,911

CPS Auto Receivables Trust
4.710% due 03/15/2029		3,536	3,545
5.880% due 02/15/2028		2,823	2,831

Drive Auto Receivables Trust
4.140% due 09/15/2032		12,200	12,205
4.290% due 10/16/2028		29,700	29,709

Ent Auto Receivables Trust
6.240% due 01/16/2029		1,646	1,659
6.260% due 11/15/2029		1,000	1,027

Enterprise Fleet Financing LLC
4.650% due 10/20/2027		4,300	4,320
4.820% due 02/20/2029		3,900	3,965
4.980% due 08/21/2028		3,300	3,352
5.310% due 04/20/2027		2,426	2,440

Exeter Automobile Receivables Trust
4.530% due 03/15/2028		10,600	10,613
4.780% due 06/15/2027		3,901	3,903
5.280% due 08/15/2030		2,992	2,997

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029		2,700	2,713

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,126
5.540% due 04/16/2029		3,700	3,749
5.760% due 11/15/2027		1,884	1,889

FHF Issuer Trust
4.920% due 02/15/2031		9,128	9,115
5.690% due 02/15/2030		3,854	3,889
6.790% due 10/15/2029		2,678	2,712

First Investors Auto Owner Trust
6.440% due 10/16/2028		2,340	2,363

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	5,821	4,242

Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		$2,663	2,675

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		14,700	14,733

GLS Auto Select Receivables Trust
4.460% due 10/15/2030		2,831	2,851
5.580% due 06/17/2030		4,702	4,762
6.370% due 06/15/2028		2,426	2,442

GM Financial Consumer Automobile Receivables Trust
5.130% due 04/16/2029		20,400	20,666

GreenState Auto Receivables Trust
5.530% due 08/16/2027		1,732	1,735

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029		15,700	15,764
4.620% due 08/16/2027		11,591	11,600
5.650% due 02/16/2027		222	222

Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		5,930	5,946

Hyundai Auto Receivables Trust
4.840% due 03/15/2029		6,000	6,068

LAD Auto Receivables Trust
4.600% due 12/15/2027		5,860	5,869

Lendbuzz Securitization Trust
5.100% due 10/15/2030		2,363	2,366

132	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	$10,200	$10,334
5.590% due 02/17/2032	2,218	2,221

PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	6,700	6,745
5.040% due 09/15/2027	4,002	4,007

Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027	9,200	9,249
4.840% due 01/20/2027	3,010	3,015

Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	8,554	8,563

Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	987	994

Santander Drive Auto Receivables Trust
4.630% due 10/16/2028	18,200	18,260
4.710% due 06/15/2028	24,425	24,473
4.850% due 01/16/2029	20,000	20,073
5.250% due 04/17/2028	804	806
5.630% due 01/16/2029	7,741	7,781

SBNA Auto Lease Trust
4.560% due 02/22/2028	33,400	33,504
4.680% due 04/20/2027	4,691	4,699
4.830% due 04/20/2028	7,800	7,863
4.940% due 11/20/2026	2,026	2,027
5.560% due 11/22/2027	15,900	16,009
5.670% due 11/20/2026	275	275
6.520% due 04/20/2028	4,500	4,559

SCCU Auto Receivables Trust
5.450% due 12/15/2027	4,436	4,443
5.700% due 10/16/2028	4,611	4,651
5.700% due 08/15/2029	2,700	2,771

SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	66,000	66,183
4.650% due 05/22/2028	7,871	7,885
4.940% due 01/21/2031	700	711
4.950% due 05/21/2029	3,510	3,534
5.470% due 10/20/2028	2,192	2,209
5.710% due 10/20/2027	913	914

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	11,000	11,108
5.380% due 02/20/2029	3,500	3,566

USB Auto Owner Trust
4.510% due 06/15/2028	19,800	19,872

Westlake Automobile Receivables Trust
4.660% due 09/15/2028	24,200	24,276
5.440% due 05/17/2027	2,499	2,503
5.750% due 08/16/2027	5,618	5,632

World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,496
5.270% due 09/17/2029	6,000	6,067
5.480% due 09/15/2027	124	124

World Omni Select Auto Trust
4.140% due 05/15/2030	7,200	7,204
4.980% due 02/15/2030	5,800	5,838
5.370% due 02/15/2028	1,996	2,000

		777,204

CMBS OTHER 0.1%

MF1 LLC
6.284% due 06/19/2037 •	18,966	18,972
6.769% due 09/17/2037 •	4,054	4,059

		23,031

HOME EQUITY OTHER 5.4%

Aames Mortgage Trust
6.950% due 11/25/2031 þ	322	352
7.150% due 01/25/2032 þ	168	175

ABFC Trust
5.022% due 06/25/2037 •	3,826	3,231

Accredited Mortgage Loan Trust
4.532% due 09/25/2036 •	486	485

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACE Securities Corp. Home Equity Loan Trust
4.712% due 05/25/2037 •	$13,023	$1,975
6.222% due 11/25/2034 •	2,267	2,248

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.826% due 06/25/2033 •	507	444
5.022% due 01/25/2036 •	269	266
5.217% due 07/25/2035 •	2,875	2,841
5.622% due 03/25/2033 •	111	108

Argent Securities Trust
4.572% due 06/25/2036 •	3,001	1,556
4.652% due 03/25/2036 •	4,825	4,479
4.752% due 07/25/2036 •	1,026	279

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.222% due 05/25/2034 •	793	666

Asset-Backed Securities Corp. Home Equity Loan Trust
3.610% due 01/25/2036 •	8,121	7,431
5.247% due 06/25/2035 •	2,000	1,777

Bayview Financial Mortgage Pass-Through Trust
5.150% due 04/28/2036 •	246	247

Bear Stearns Asset-Backed Securities I Trust
4.622% due 06/25/2047 •	25,753	24,257
5.172% due 08/25/2034 •	7,182	7,033
5.872% due 10/25/2037 •	27,021	26,904
6.222% due 08/25/2035 •	16,265	16,265

Bear Stearns Structured Products Trust
6.272% due 03/25/2037 •	7,000	6,805

Carrington Mortgage Loan Trust
4.462% due 06/25/2037 •	1,972	1,956
5.262% due 06/25/2035 •	14,241	14,319
6.072% due 05/25/2035 •	15,328	13,439

Centex Home Equity Loan Trust
4.752% due 06/25/2034 þ	4,432	4,346
4.922% due 03/25/2033 •	360	359
5.322% due 10/25/2035 •	1,910	1,896

CIT Mortgage Loan Trust
6.522% due 10/25/2037 •	27,275	27,619

Citigroup Mortgage Loan Trust, Inc.
4.932% due 02/25/2035 •	291	276
4.962% due 10/25/2035 •	800	747

Countrywide Asset-Backed Certificates
4.752% due 04/25/2037 •	32	29
4.772% due 01/25/2046 •	4,589	4,364

Countrywide Asset-Backed Certificates Trust
3.943% due 12/25/2034 •	871	806
4.522% due 06/25/2047 •	142	138
4.532% due 04/25/2046 •	1,418	1,354
4.552% due 06/25/2047 •	6,589	5,976
4.677% due 09/25/2046 •	1,657	1,357
4.712% due 05/25/2037 •	13,808	13,351
4.712% due 05/25/2047 •	3,255	3,134
4.752% due 03/25/2047 •	8,576	8,171
4.972% due 03/25/2036 •	4,181	3,762
5.012% due 08/25/2047 •	18,631	18,290
5.172% due 10/25/2047 •	8	7
5.499% due 02/25/2035 ~	4,460	4,123

Credit-Based Asset Servicing & Securitization LLC
3.063% due 03/25/2034 •	83	93

Ellington Loan Acquisition Trust
5.372% due 05/25/2037 •	7,382	7,262

EMC Mortgage Loan Trust
7.272% due 11/25/2030 •	3,470	3,443

Finance of America Structured Securities RMF Trust
3.000% due 09/25/2061 þ	11,567	11,484

Finance of America Structured Securities Trust
3.500% due 07/25/2075 «þ	70,834	68,753
6.500% due 04/25/2073 þ	3,905	3,938

First NLC Trust
2.595% due 05/25/2035 •	8,162	7,351

Fremont Home Loan Trust
4.552% due 11/25/2036 •	3,386	2,006

GSAA Home Equity Trust
4.512% due 05/25/2047 •	1,383	810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.172% due 08/25/2037 •	$14	$13
6.741% due 03/25/2036 þ	3,563	966

GSAA Trust
4.712% due 03/25/2047 •	4,921	1,662

GSAMP Trust
4.552% due 03/25/2047 •	10,679	9,747
4.612% due 01/25/2037 •	650	638
4.752% due 09/25/2036 •	8,289	2,868
4.992% due 11/25/2035 •	1,300	1,119

Home Equity Asset Trust
4.872% due 07/25/2036 •	2,258	2,148

Home Equity Loan Trust
4.462% due 04/25/2037 •	8,427	8,190
4.502% due 04/25/2037 •	318	311

Home Equity Mortgage Loan Asset-Backed Trust
4.462% due 04/25/2037 •	14,185	9,647
5.517% due 03/25/2035 •	1,674	1,656

HSI Asset Loan Obligation Trust
4.392% due 12/25/2036 •	54	15

JP Morgan Mortgage Acquisition Corp.
4.857% due 01/25/2036 •	6,461	6,614
5.172% due 09/25/2035 •	7,419	6,739
5.232% due 06/25/2035 •	7,474	6,640

JP Morgan Mortgage Acquisition Trust
4.482% due 10/25/2036 •	119	119
4.722% due 07/25/2036 •	5,000	4,598

JP Morgan Mortgage Trust
0.000% due 10/25/2055 ~	128,460	139,729

Long Beach Mortgage Loan Trust
4.572% due 06/25/2036 •	7,830	3,700
4.572% due 09/25/2036 •	9,758	6,277
4.732% due 10/25/2036 •	33,641	10,535
4.872% due 02/25/2036 •	6,377	5,631
4.902% due 01/25/2046 •	2,527	2,449

MASTR Asset-Backed Securities Trust
4.372% due 01/25/2037 •	263	74
4.692% due 05/25/2037 •	55	54
5.997% due 06/25/2035 •	470	479

Merrill Lynch Mortgage Investors Trust
4.492% due 08/25/2037 •	1,041	512
4.562% due 08/25/2037 •	345	317
4.792% due 03/25/2037 •	731	688
4.792% due 04/25/2037 •	524	250
5.022% due 09/25/2035 •	3,508	3,505
5.072% due 08/25/2035 •	1,226	1,193

Morgan Stanley ABS Capital I, Inc. Trust
4.522% due 07/25/2036 •	49	45
4.752% due 09/25/2036 •	6,504	2,241
4.812% due 03/25/2036 •	2,140	2,097
4.977% due 12/25/2034 •	68	67
5.012% due 01/25/2034 •	1,884	1,930
5.202% due 02/25/2035 •	1,075	1,002
5.222% due 07/25/2037 •	35,644	34,021
5.292% due 01/25/2035 •	1,158	1,215

New Century Home Equity Loan Trust
4.917% due 12/25/2035 •	4,707	4,551
5.037% due 02/25/2035 •	1,849	1,808

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.572% due 07/25/2036 •	9,490	9,014
4.932% due 11/25/2035 •	3,944	3,825
4.932% due 10/25/2036 •	1,995	362

NovaStar Mortgage Funding Trust
4.512% due 11/25/2036 •	17,754	5,497
4.592% due 05/25/2036 •	419	416
5.187% due 10/25/2035 •	7,454	7,298
6.372% due 12/25/2034 •	74	67

Option One Mortgage Loan Trust Asset-Backed Certificates
4.962% due 11/25/2035 •	1,299	1,258

Ownit Mortgage Loan Trust
4.592% due 10/25/2037 •	8,015	8,452
4.692% due 01/25/2037 •	528	517
4.732% due 10/25/2037 •	4,368	4,634

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	133

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Park Place Securities, Inc.
5.007% due 09/25/2035 •	$15,093	$14,854

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.007% due 09/25/2035 •	3,499	3,443
5.307% due 05/25/2035 •	7,804	6,425
5.322% due 06/25/2035 •	10,980	9,605
5.997% due 09/25/2034 •	1,935	1,915

People’s Choice Home Loan Securities Trust
5.217% due 05/25/2035 •	499	471

Popular ABS Mortgage Pass-Through Trust
4.737% due 11/25/2036 •	6,438	5,693

Quest Trust
4.852% due 08/25/2036 •	6,017	5,780

Residential Asset Mortgage Products Trust
4.952% due 12/25/2035 •	985	884

Residential Asset Securities Corporation Trust
4.812% due 07/25/2036 •	1,020	903
4.902% due 02/25/2036 •	1,500	1,461
5.232% due 01/25/2036 •	2,608	2,497
5.247% due 09/25/2035 •	2,413	2,408

Saxon Asset Securities Trust
4.512% due 01/25/2047 •	4,650	4,459
4.582% due 09/25/2037 •	2,948	2,850
6.022% due 12/25/2037 •	1,847	1,774

Securitized Asset-Backed Receivables LLC Trust
4.712% due 01/25/2037 •	4,020	3,027
4.887% due 01/25/2035 •	2,075	2,008

Soundview Home Loan Trust
4.442% due 07/25/2037 •	4,007	3,572
4.472% due 06/25/2037 •	37,973	26,126
4.492% due 01/25/2037 •	6,811	4,973
4.512% due 11/25/2036 •	5,614	1,514
4.572% due 03/25/2037 •	1,572	1,514
4.612% due 11/25/2036 •	3,245	875
5.222% due 09/25/2037 •	648	548
5.247% due 03/25/2036 •	1,000	959

Structured Asset Investment Loan Trust
3.971% due 09/25/2034 •	2,539	2,667
4.992% due 07/25/2035 •	1,095	1,050
5.097% due 05/25/2034 •	1,039	1,012
5.472% due 08/25/2034 •	10,450	11,025

Structured Asset Securities Corp.
5.472% due 02/25/2035 •	542	555

Structured Asset Securities Corp. Mortgage Loan Trust
4.427% due 09/25/2036 •	656	407
4.652% due 12/25/2035 •	1,113	1,106
4.977% due 02/25/2035 •	4,812	4,619

Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	16,131	16,235
6.125% due 02/25/2064 ~	4,246	4,294

		827,691

HOME EQUITY SEQUENTIAL 0.1%

Saxon Asset Securities Trust
4.752% due 10/25/2046 •	9,050	8,015

MANUFACTURING HOUSE ABS OTHER 0.1%

Conseco Finance Securitizations Corp.
5.999% due 09/01/2033 •	908	910

Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	5,000	4,949
4.000% due 11/25/2058 ~	5,000	4,917

		10,776

MANUFACTURING HOUSE SEQUENTIAL 0.0%

Conseco Finance Corp.
7.500% due 03/01/2030 ~	2,713	721

WHOLE LOAN COLLATERAL 0.8%

Citigroup Mortgage Loan Trust, Inc.
4.707% due 11/25/2036 •	381	379

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.992% due 11/25/2035 •		$244	$242

First Franklin Mortgage Loan Trust
4.392% due 11/25/2036 •		1,516	1,416
4.572% due 05/25/2036 •		2,024	1,995
4.582% due 07/25/2036 •		176	171
4.752% due 04/25/2036 •		7,800	7,154
4.772% due 06/25/2036 •		11,075	10,317

GSAMP Trust
5.022% due 01/25/2034 •		1,779	1,818
5.247% due 06/25/2034 •		363	393

Lehman XS Trust
4.512% due 02/25/2037 •		2,310	2,240
4.592% due 02/25/2037 •		941	912

PRET LLC
5.487% due 10/25/2051 ~		2,647	2,649
5.744% due 06/25/2055 þ		6,918	6,957
5.843% due 09/25/2051 þ		33,479	33,516
6.721% due 07/25/2051 þ		20,622	20,651

RAAC Trust
4.872% due 06/25/2044 •		931	858

Residential Asset Mortgage Products Trust
4.767% due 05/25/2036 •		1,022	1,007
4.857% due 03/25/2036 •		18,400	17,417

Securitized Asset-Backed Receivables LLC Trust
4.852% due 12/25/2035 •		190	187
5.322% due 03/25/2035 •		143	143

Specialty Underwriting & Residential Finance Trust
4.570% due 12/25/2036 •		5,709	5,595

VCAT LLC
5.889% due 02/25/2055 þ		11,165	11,185

			127,202

OTHER ABS 7.6%

AccessLex Institute
4.841% due 09/26/2033 •		1,002	993

ACHV ABS Trust
4.760% due 04/26/2032		1,052	1,056
5.040% due 04/26/2032		748	751
5.900% due 04/25/2031		153	154

Affirm Master Trust
4.450% due 10/16/2034		5,300	5,298
4.670% due 07/15/2033		10,300	10,365
4.990% due 02/15/2033		19,900	20,070

Anchorage Capital CLO 21 Ltd.
5.375% due 10/20/2034 •		16,600	16,616

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		1,000	983

Aqua Finance Issuer Trust
4.790% due 05/17/2051		9,008	9,067

Arcano Euro CLO II DAC
0.000% due 07/25/2039 •	EUR	15,100	17,784

Ayresome CDO I Ltd.
7.830% due 12/08/2045 •		$2,515	591

Bain Capital Credit CLO Ltd.
5.482% due 04/22/2035 •		24,800	24,850

BHG Securitization Trust
4.840% due 09/17/2036		3,841	3,875

BlueMountain CLO XXII Ltd.
5.659% due 07/15/2031 •		4,560	4,567

BlueMountain Fuji EUR CLO V DAC
2.936% due 01/15/2033 •	EUR	9,917	11,654

C-BASS CBO XII Ltd.
7.840% due 12/15/2034 •		$10,528	748

C-BASS CBO XV Ltd.
7.770% due 02/16/2041 •		128,899	2,079

Capital Four U.S. CLO II Ltd.
6.225% due 01/20/2037 •		8,700	8,739

Capital Street Master Trust
5.724% due 10/16/2028 •		14,300	14,349
5.974% due 10/16/2028 •		1,100	1,102

Carlyle Global Market Strategies CLO Ltd.
5.567% due 07/20/2031 •		3,534	3,539

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Castlelake Aircraft Securitization Trust
4.125% due 06/15/2043		$800	$789

College Avenue Student Loans LLC
4.130% due 12/26/2047		948	936
5.472% due 12/26/2047 •		702	703
5.922% due 11/26/2046 •		277	280

Consumer Loan Finance
0.000% due 11/25/2054 «(g)		1,622	799
5.150% due 11/25/2054		3,086	3,108
5.350% due 11/25/2054		6,275	6,420
5.450% due 11/25/2054		1,541	1,570
5.750% due 11/25/2054		771	784
6.600% due 11/25/2054		1,017	1,033
8.750% due 11/25/2054		575	586

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(g)		945	471
5.150% due 11/25/2054		976	978
5.350% due 11/25/2054		3,143	3,217
5.450% due 11/25/2054		869	884
5.750% due 11/25/2054		434	441
6.600% due 11/25/2054		547	556
8.750% due 11/25/2054		327	333

Crossroads Asset Trust
4.910% due 02/20/2032		1,900	1,913

DLLMT LLC
5.080% due 02/22/2027		6,033	6,052

Elmwood CLO 15 Ltd.
5.408% due 04/22/2035 •		7,300	7,328

Foundation Finance Trust
4.670% due 04/15/2052		3,621	3,640

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049		11,620	11,762

GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		5,892	5,933
4.930% due 06/25/2060		5,388	5,410
5.020% due 06/25/2060		3,000	3,045
5.250% due 10/27/2059		666	668

GreenSky Home Improvement Trust
5.550% due 06/25/2059		400	410
5.880% due 06/25/2059		409	411

Guggenheim CLO Ltd.
5.468% due 01/15/2035 •		12,200	12,207

Henley CLO VII DAC
2.929% due 04/25/2034 •	EUR	10,900	12,810

Hildene TruPS Securitization Ltd.
6.225% due 05/22/2039 •		$31,877	31,877

Invesco Euro CLO III DAC
3.126% due 10/30/2038 •	EUR	11,800	13,867

John Deere Owner Trust
4.360% due 08/16/2027		$28,613	28,635

KKR CLO 21 Ltd.
5.579% due 04/15/2031 •		450	450

LCM 31 Ltd.
5.605% due 07/20/2034 •		2,500	2,503

LCM Loan Income Fund I Ltd.
5.617% due 04/20/2031 •		3,147	3,149

LendingPoint Pass-Through Trust
5.700% due 07/15/2029		530	526

M&T Equipment Notes
4.990% due 08/18/2031		7,549	7,576

Marlette Funding Trust
7.130% due 12/15/2033		2,995	3,030

METAL LLC
4.581% due 10/15/2042		2,422	1,635

Mountain View CLO XVI Ltd.
5.778% due 04/15/2034 •		10,300	10,317

Navient Education Loan Trust
5.020% due 07/15/2055		7,523	7,605

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,631	1,532
1.330% due 04/15/2069		2,435	2,259
2.600% due 08/15/2068		1,510	1,461

Navient Refinance Loan Trust
5.150% due 02/16/2055		4,302	4,359

134	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
5.371% due 08/26/2069 •		$2,761	$2,765
6.072% due 03/15/2072 •		7,152	7,217
7.230% due 03/15/2072		6,300	6,859

Nelnet Student Loan Trust
4.670% due 06/22/2065		44,300	44,191
4.840% due 05/17/2055		40,000	40,340
6.640% due 02/20/2041		2,712	2,812

Newark BSL CLO 2 Ltd.
5.550% due 07/25/2030 •		703	704

OCP Euro CLO DAC
3.264% due 07/20/2036 •	EUR	14,700	17,313

Octagon Investment Partners 18-R Ltd.
5.539% due 04/16/2031 •		$3,079	3,081

OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,395	2,355
4.890% due 10/14/2034		10,017	10,028
5.872% due 09/15/2036 •		4,400	4,448

Oportun Issuance Trust
5.010% due 02/08/2033		4,300	4,307
5.300% due 02/08/2033		900	901
5.890% due 02/08/2033		500	501

Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		13,926	13,974
5.108% due 03/15/2033		2,300	2,317
5.162% due 04/15/2032		439	439

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031		1,182	1,190

Pagaya AI Debt Trust
5.373% due 01/17/2033		5,500	5,545
6.258% due 10/15/2031		3,081	3,100
6.319% due 08/15/2031		1,358	1,367

Project Panama SPV LLC
7.819% due 01/03/2029 «~		10,236	10,290

RCKT Trust
4.900% due 07/25/2034		1,653	1,657

Reach ABS Trust
4.930% due 08/18/2032		14,243	14,303
4.960% due 08/16/2032		3,390	3,400

Regional Management Issuance Trust
5.830% due 07/15/2036		2,400	2,456

Romark Credit Funding III Ltd.
5.539% due 09/15/2042		6,750	6,774

Romark Credit Funding Ltd.
5.423% due 07/29/2043		22,000	22,059

SLM Student Loan Trust
5.271% due 01/25/2075 •		30,506	30,454

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	3,242
0.000% due 03/15/2055 «(g)		3	42
3.940% due 02/16/2055		13,138	12,859
4.550% due 02/16/2055		6,370	6,271
4.780% due 03/15/2055		2,600	2,565
4.950% due 02/16/2055		1,932	1,916
4.960% due 03/15/2055		54,584	54,845
5.020% due 03/17/2053		17,725	17,943
5.090% due 10/16/2056		3,686	3,737
5.100% due 03/15/2055		2,600	2,611
5.260% due 03/15/2055		5,200	5,027
5.474% due 07/15/2053 •		22,205	22,166
5.500% due 06/17/2052		12,016	12,383
5.572% due 03/15/2055 •		6,043	6,054
5.822% due 02/16/2055 •		13,138	13,271
5.950% due 02/16/2055		1,939	1,966
6.172% due 10/16/2056 •		2,816	2,876

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,019	5,438
0.000% due 06/15/2034 «		10,852	15,542
0.010% due 10/25/2034 «		4,045	5,188
4.190% due 10/25/2034 «		37,055	37,045
4.470% due 08/15/2034		9,100	9,121
4.530% due 10/25/2034 «		3,787	3,774
4.620% due 06/15/2034 «		86,105	86,456
4.800% due 02/27/2034		4,618	4,642
4.820% due 06/25/2034		34,451	34,640
4.900% due 10/25/2034 «		2,942	2,930
4.910% due 03/27/2034 «		27,129	27,292
4.970% due 06/15/2034 «		9,700	9,794
5.190% due 06/15/2034 «		7,600	7,683

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.200% due 10/25/2034 «		$2,170	$2,159
5.250% due 03/27/2034 «		3,796	3,850
5.590% due 06/15/2034 «		5,600	5,671
5.770% due 03/27/2034 «		2,944	3,022
6.260% due 03/27/2034 «		2,177	2,253

TIAA CLO IV Ltd.
5.465% due 01/20/2032 •		3,593	3,596

Tikehau CLO V DAC
3.253% due 10/15/2038 •	EUR	13,000	15,248

Upstart Pass-Through Trust
4.300% due 05/20/2030		$473	472
7.900% due 10/20/2028		1,200	1,218

Upstart Securitization Trust
4.600% due 09/20/2035		6,000	6,007
5.020% due 09/20/2035		1,100	1,100

UPX HIL Issuer Trust
5.160% due 01/25/2047		1,923	1,933

Venture XIX CLO Ltd.
5.839% due 01/15/2032 •		843	844

Volvo Financial Equipment LLC
4.560% due 05/17/2027		11,635	11,654

WATR I Issuer Trust
0.000% due 06/17/2050 «		3,614	6,163
5.250% due 06/17/2050 «		24,890	24,952
5.560% due 06/17/2050 «		5,300	5,316
5.810% due 06/17/2050 «		3,300	3,310
6.770% due 06/17/2050 «		5,800	5,817

			1,166,539

Total Asset-Backed Securities (Cost $3,008,462)			2,996,746

SOVEREIGN ISSUES 6.6%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		2,096	1,074
4.125% due 07/09/2035 þ		2,486	1,169

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		6,206	4,205
1.000% due 07/09/2029		892	648
3.500% due 07/09/2041 þ		9,847	4,797
4.125% due 07/09/2035 þ		38,297	20,187
4.125% due 07/09/2046 þ		110	58
5.000% due 01/09/2038 þ		10,711	6,041

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (g)	BRL	904,300	158,724

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	16,500	19,353

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$75,700	76,897

Egypt Government Bonds
21.954% due 03/04/2028	EGP	1,479,900	30,921

Hungary Government International Bonds
5.375% due 09/26/2030		$19,700	20,287

Israel Government International Bonds
5.375% due 02/19/2030		62,300	64,338
5.500% due 03/12/2034		7,300	7,509

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	317,000	1,868

Japan Government Twenty Year Bonds
2.400% due 03/20/2045		1,222,000	8,050

Kuwait International Bonds
4.016% due 10/09/2028 (b)		$75,200	75,200

Mexico Bonos
7.500% due 05/26/2033	MXN	27,000	1,391
7.750% due 05/29/2031		382,500	20,390
7.750% due 11/23/2034		249,500	12,880
8.500% due 03/01/2029		617,200	34,199
8.500% due 05/31/2029		163,300	9,046

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	25,300	29,880

Mexico Udibonos
2.750% due 11/27/2031 (i)	MXN	62,505	3,093
3.000% due 12/03/2026 (i)		52,672	2,854
4.000% due 11/30/2028 (i)		145,105	7,902
4.000% due 08/24/2034 (i)		28,987	1,516

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government Bonds
7.300% due 08/12/2033	PEN	134,100	$43,073
7.600% due 08/12/2039		44,900	14,162

Peru Government International Bonds
5.400% due 08/12/2034		10,974	3,061
6.150% due 08/12/2032		125,800	38,410
6.900% due 08/12/2037		41,525	12,514
6.950% due 08/12/2031		90,402	28,838

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	572,900	31,469
8.000% due 01/31/2030		80,800	4,696
8.500% due 01/31/2037		246,200	13,136
8.875% due 02/28/2035		686,600	39,059
9.000% due 01/31/2040		55,000	2,916

Romania Government International Bonds
2.000% due 04/14/2033	EUR	5,000	4,612
3.750% due 02/07/2034		6,330	6,487
5.250% due 03/10/2030		31,300	37,892
5.250% due 05/30/2032		10,700	12,553
5.375% due 03/22/2031		8,760	10,480
5.500% due 09/18/2028		1,700	2,098
5.875% due 07/11/2032		25,900	31,158

Russia Foreign Bonds - Eurobond
5.250% due 06/23/2047 «		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232

Saudi Government International Bonds
3.750% due 03/05/2037	EUR	2,000	2,325

Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	50,100	1,175
42.493% (BISTREFI) due 05/20/2026 ~		4,600	112
42.493% (BISTREFI) due 08/19/2026 ~		3,400	83
42.493% (BISTREFI) due 05/17/2028 ~		778,800	18,432

Turkiye Government International Bonds
5.250% due 03/13/2030		$15,400	15,053
6.125% due 10/24/2028		2,500	2,551
7.625% due 04/26/2029		7,700	8,191

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		45	24
0.000% due 02/01/2034 þ(h)		167	70
0.000% due 02/01/2035 þ(h)		141	69
0.000% due 02/01/2036 þ(h)		118	57
4.500% due 02/01/2034 þ		246	138
4.500% due 02/01/2035 þ		328	181
4.500% due 02/01/2036 þ		246	134

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)		124	27
7.650% due 04/21/2035 ^(d)		3,123	645
7.750% due 10/13/2029 ^(d)		400	76
9.250% due 09/15/2027 ^(d)		729	178
9.250% due 05/07/2028 ^(d)		2,886	668
11.750% due 10/21/2026 ^(d)		130	31
11.950% due 08/05/2031 ^(d)		6,600	1,595
12.750% due 08/23/2032 ^(d)		930	220

Total Sovereign Issues (Cost $970,964)			1,016,738

		SHARES
COMMON STOCKS 0.2%

COMMUNICATION SERVICES 0.1%

Clear Channel Outdoor Holdings, Inc. (e)		2,065,869	3,264

iHeartMedia, Inc. Class A (e)		487,321	1,399

iHeartMedia, Inc. Class B «(e)		378,169	955

SES SA «(e)		372,608	4,434

Uniti Group, Inc. (e)		2,270	14

			10,066

FINANCIALS 0.0%

Hipotecaria Su Casita SA «(e)		345,787	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	135

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Intelsat SA «(e)(j)	372,608	$0

UBS Group AG	17,485	714

Unity Bancorp, Inc. «(e)	6,582	37

XBP Global Holdings, Inc. (e)	7,048	6

		757

HEALTH CARE 0.1%
AmSurg Corp. «(e)(j)	317,945	14,354

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(j)	23,705	514
Foresea Holdings SA «	7,901	171
Westmoreland Mining Holdings «(e)(j)	2,910	1
Westmoreland Mining LLC «(e)(j)	2,936	3

		689

Total Common Stocks (Cost $56,937)		25,866

WARRANTS 0.0%

FINANCIALS 0.0%
Windstream Holdings II LLC - Exp. 10/25/2059 «	1,282	7

Total Warrants (Cost $8)		7

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Windstream Holdings II LLC
11.000% «(e)	42	42

Total Preferred Securities (Cost $42)		42

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.3%

COMMERCIAL PAPER 0.8%

AES Corp.
4.500% due 10/07/2025	$16,500	16,486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alimentation Couche-Tard, Inc.
4.560% due 10/02/2025	$6,500	$6,498
4.560% due 10/03/2025	12,300	12,296

AMETEK, Inc.
4.570% due 11/20/2025	15,700	15,605

Bacardi-Martini BV
4.780% due 10/16/2025	5,200	5,189
4.800% due 10/09/2025	1,200	1,199

Campbell’s Co.
4.550% due 10/09/2025	2,900	2,897

HA Sustainable Infrastructure Capital, Inc.
4.950% due 10/07/2025	6,500	6,494

HCA, Inc.
4.600% due 10/24/2025	24,600	24,524
4.750% due 10/09/2025	2,400	2,397

NextEra Energy Capital Holdings, Inc.
4.540% due 10/20/2025	3,400	3,392

Penske Truck Leasing Co. LP
4.600% due 10/02/2025	2,800	2,799

Southern California Edison Co.
4.800% due 10/27/2025	8,500	8,471

VW Credit, Inc.
4.610% due 10/06/2025	4,000	3,997
4.610% due 10/14/2025	5,900	5,890

		118,134

REPURCHASE AGREEMENTS (k) 25.1%
		3,832,811

SHORT-TERM NOTES 0.2%

GLS Auto Select Receivables Trust
4.558% due 06/15/2026	2,565	2,565

Pagaya AI Debt Trust
4.858% due 06/15/2026	5,359	5,363

Westlake Automobile Receivables Trust
4.642% due 07/15/2026	24,030	24,039

		31,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 0.2%
31.842% due 06/11/2026 - 06/29/2026 ~(f)(g)	NGN	65,314,142	$38,553

U.S. TREASURY BILLS 0.0%
4.322% due 10/16/2025 - 01/27/2026 (f)(g)(o)		$2,656	2,644

Total Short-Term Instruments (Cost $4,021,627)			4,024,109

Total Investments in Securities (Cost $23,284,432)			23,016,978

		SHARES
INVESTMENTS IN AFFILIATES 14.0%

SHORT-TERM INSTRUMENTS 14.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%

PIMCO Short-Term Floating NAV Portfolio III		219,919,519	2,141,796

Total Short-Term Instruments (Cost $2,141,120)			2,141,796

Total Investments in Affiliates (Cost $2,141,120)			2,141,796

Total Investments 164.7% (Cost $25,425,552)			$25,158,774

Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $77,489)			8,107

Other Assets and Liabilities, net (64.8)%			(9,895,414)

Net Assets 100.0%			$15,271,467

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Security becomes interest bearing at a future date.

(i)	Principal amount of security is adjusted for inflation.

136	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 -11/06/2023	$13,285	$14,354	0.09%
Drillco Holdings Luxembourg SA	06/08/2023	474	514	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	3,100	3,140	0.02
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	2,000	2,043	0.01
Intelsat SA	06/19/2017 -08/29/2025	12,479	0	0.00
National Football League 4.780% due 10/05/2030	06/27/2025	10,600	10,648	0.07
National Football League 5.480% due 10/05/2028	03/14/2024	18,600	19,090	0.13
Pantheon Senior Debt Secondaries III 6.043% due 03/26/2026	03/18/2025	3,800	3,800	0.02
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	12,400	12,484	0.08
Project Alfa Investindustrial VIII SCSp 4.117% due 02/27/2026	02/28/2025	2,255	2,552	0.02
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	20,000	20,632	0.14
Westmoreland Mining Holdings	03/26/2019	9	1	0.00
Westmoreland Mining LLC	06/30/2023	19	3	0.00

		$99,021	$89,261	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	4.210%	09/30/2025	10/01/2025	$	1,458,800	U.S. Treasury Notes 1.250% - 4.250% due 11/30/2026	$(1,489,582)	$1,458,800	$1,458,800
	4.240	10/01/2025	10/02/2025		254,100	U.S. Treasury Notes 0.875% - 1.250% due 09/30/2026 -12/31/2026	(259,410)	254,100	254,100
	4.290	09/30/2025	10/01/2025		2,010,000	U.S. Treasury Notes 1.250% - 4.250% due 12/31/2026 -07/31/2029	(2,052,030)	2,010,000	2,010,240
	4.320	09/30/2025	10/01/2025		16,500	U.S. Treasury Notes 3.500% due 09/30/2027	(16,825)	16,500	16,502
TOR	2.560	09/18/2025	10/03/2025	CAD	130,000	Government of Newfoundland and Labrador 3.850% due 12/02/2034	(96,505)	93,411	93,496

Total Repurchase Agreements							$(3,914,352)	$3,832,811	$3,833,138

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA	1.500%	10/01/2055	$3,650	$(2,782)	$(2,804)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2040	17,200	(15,935)	(15,812)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2055	1,200	(967)	(968)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2055	63,004	(52,431)	(53,090)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2055	329,996	(278,206)	(278,123)

Total Short Sales (2.3)%				$(350,321)	$(350,797)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$3,739,642	$0	$0	$3,739,642	$(3,817,847)	$(78,205)
TOR	93,496	0	0	93,496	(96,505)	(3,009)

Total Borrowings and Other Financing Transactions	$3,833,138	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	137

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(1,831) at a weighted average interest rate of 1.597%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2025	1,279	$95,931	$(338)	$659	$0
Long Guilt December Futures	12/2025	5,205	635,898	637	2,730	(350)
U.S. Treasury 5-Year Note December Futures	12/2025	15,010	1,639,022	2,989	586	0
U.S. Treasury 10-Year Note December Futures	12/2025	10,351	1,164,488	5,123	0	(162)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	451	54,148	1,458	0	(253)

				$9,869	$3,975	$(765)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2026	227	$(54,659)	$868	$0	$(17)
3-Month SOFR Active Contract March Futures	06/2026	214	(51,630)	704	0	(16)
3-Month SOFR Active Contract September Futures	12/2025	174	(41,742)	818	0	(3)
Euro-Bobl December Futures	12/2025	543	(75,105)	96	0	(102)
Euro-Bund December Futures	12/2025	1,773	(267,630)	(882)	63	(708)
Euro-Buxl 30-Year Bond December Futures	12/2025	4	(538)	(12)	1	(5)
Euro-Schatz December Futures	12/2025	4	(502)	1	0	0
U.S. Treasury Long-Term Bond December Futures	12/2025	2,256	(263,036)	(5,604)	564	0
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	70	(8,055)	(78)	4	0

				$(4,089)	$632	$(851)

Total Futures Contracts				$5,780	$4,607	$(1,616)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.499%	$ 700	$(38)	$15	$(23)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.077%	EUR	40,500	$(488)	$598	$110	$2	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.079		43,900	1,199	(843)	356	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.226		$300	4	(3)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.237		4,600	76	(50)	26	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.402		7,100	(37)	149	112	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2030	0.648		2,600	43	1	44	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.195		800	114	(21)	93	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.428		4,100	239	(192)	47	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.874		7,200	306	198	504	0	(5)
General Electric Co.	1.000	Quarterly	06/20/2026	0.065		16,000	100	11	111	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.079		3,300	37	0	37	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.271		16,500	103	(13)	90	0	(1)
Morgan Stanley	1.000	Quarterly	12/20/2025	0.227		9,900	25	(5)	20	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	0.528		9,900	217	(11)	206	0	(9)

138	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.090%	EUR	5,900	$35	$(19)	$16	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.090		4,600	(439)	476	37	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.115		12,500	(581)	743	162	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.146		3,500	(255)	316	61	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.217		$2,100	48	(36)	12	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.284		20,900	492	(307)	185	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.391		7,600	(5)	128	123	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.430		1,900	(5)	39	34	0	0

							$1,228	$1,159	$2,387	$5	$(18)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-43 5-Year Index	(1.000)%	Quarterly	06/20/2030	$800	$(29)	$17	$(12)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$	9,200	$(295)	$304	$9	$0	$(1)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		73,416	(2,805)	3,126	321	0	(30)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027		980	(81)	85	4	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		9,400	(766)	792	26	0	(4)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		1,400	(95)	97	2	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		22,600	(1,028)	993	(35)	0	(9)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		7,200	(247)	212	(35)	0	(3)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		10,300	(299)	214	(85)	0	(4)
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		6,400	(139)	0	(139)	0	(2)
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025		384	31	(27)	4	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		36,672	3,202	(2,209)	993	36	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		2,592	147	(30)	117	3	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027		970	0	65	65	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		67,900	3,336	2,172	5,508	25	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		47,900	3,644	115	3,759	51	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026		300	7	(4)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027		1,000	1	13	14	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		400	0	7	7	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		2,600	12	39	51	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		1,000	10	11	21	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029		600	13	1	14	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		116,200	1,908	764	2,672	9	(2)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		58,500	1,317	28	1,345	9	0

						$7,870	$6,771	$14,641	$134	$(56)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	333,900	$(1,439)	$(490)	$(1,929)	$459	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	272	245	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		2,700	56	(10)	46	0	(9)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		12,350	584	(211)	373	0	(97)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(314)	(314)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	360	4,112	4,472	66	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		52,610,000	5,322	8,704	14,026	205	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	200	1,551	1,751	67	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	2,426	2,407	52	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	453	1,519	1,972	96	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	139

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250%	Annual	06/18/2035	JPY	2,576,000	$(535)	$868	$333	$34	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	3,357	4,230	41	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	1,098	1,098	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$	168,200	2,140	2,417	4,557	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	2,411	2,437	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		261,800	(1,267)	1,138	(129)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		110,700	1,522	(137)	1,385	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		169,300	2,421	(400)	2,021	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		51,400	694	101	795	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		20,500	(35)	(722)	(757)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		11,000	(11)	(394)	(405)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		41,000	(96)	(1,335)	(1,431)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027		337,420	(430)	4,144	3,714	103	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027		1,172,300	(2,877)	47,529	44,652	0	(268)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		45,790	1,407	893	2,300	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		24,500	(123)	(162)	(285)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027		12,600	(65)	(28)	(93)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		2,600	(6)	0	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		33,150	2,389	(792)	1,597	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		33,200	(71)	298	227	17	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		38,548	(1,416)	(1,700)	(3,116)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		36,150	824	(617)	207	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028		14,300	(333)	39	(294)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028		14,500	(337)	29	(308)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028		21,900	(518)	100	(418)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028		14,200	(339)	(44)	(383)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028		6,860	0	19	19	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028		10,170	0	27	27	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		75,380	1,212	(1,749)	(537)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029		50,700	(216)	4,535	4,319	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		41,600	(100)	776	676	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		14,200	(33)	282	249	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029		29,400	(39)	274	235	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		27,740	(899)	103	(796)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		106,480	5,107	4,639	9,746	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		33,998	1,916	236	2,152	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		528,460	(3,503)	(2,943)	(6,446)	0	(332)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		12,600	(79)	(71)	(150)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		12,500	(78)	(47)	(125)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029		892,900	(350)	14,902	14,552	0	(525)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		885,520	(10,562)	1,701	(8,861)	0	(493)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		156,890	14,254	(2,911)	11,343	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		34,200	(120)	73	(47)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		28,400	(98)	(114)	(212)	14	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		119,541	(177)	316	139	0	(60)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	02/28/2030		114,365	(695)	716	21	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		12,100	(34)	51	17	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		12,040	70	36	106	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		140,470	2,384	456	2,840	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		6,900	(22)	147	125	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		360,180	(5,084)	(837)	(5,921)	0	(157)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		11,700	0	16	16	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030		25,500	0	33	33	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		23,500	0	26	26	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		23,400	0	(3)	(3)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		42,300	0	(27)	(27)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		29,400	0	(41)	(41)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		52,800	0	(91)	(91)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030		52,900	0	(95)	(95)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030		23,500	0	(47)	(47)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		23,500	0	(70)	(70)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		15,600	0	(82)	(82)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		12,500	0	(74)	(74)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		19,700	0	(129)	(129)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		33,000	0	(219)	(219)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		25,000	0	(169)	(169)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		15,500	0	(131)	(131)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		15,600	0	(132)	(132)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		15,600	0	(137)	(137)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		10,400	0	(94)	(94)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,600	0	(144)	(144)	0	(6)

140	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.739%	Annual	10/31/2030	$	15,600	$0	$(147)	$(147)	$0	$(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		15,600	0	(156)	(156)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		10,400	(213)	31	(182)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		140,650	4,757	(4,424)	333	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		30,940	(1,420)	158	(1,262)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		6,820	0	62	62	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		11,400	0	38	38	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		93,822	(6,926)	(7,344)	(14,270)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		297,960	(3,074)	(1,429)	(4,503)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		20,980	2	197	199	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031		13,400	(54)	1,714	1,660	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		16,700	(72)	2,171	2,099	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		10,800	(24)	(1,315)	(1,339)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		10,900	(19)	(1,308)	(1,327)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031		8,000	(17)	(955)	(972)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		141,710	(237)	(1,399)	(1,636)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		8,900	(23)	(1,037)	(1,060)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		2,700	(8)	(326)	(334)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032		18,800	(108)	2,761	2,653	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032		14,500	77	1,420	1,497	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032		24,400	95	2,404	2,499	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		20,720	598	(214)	384	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032		282,250	140	8,035	8,175	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		234,042	(233)	(3,556)	(3,789)	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032		636,600	(15,389)	84,064	68,675	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		18,270	235	72	307	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		22,000	(304)	(842)	(1,146)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		22,000	(308)	(825)	(1,133)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		3,100	(26)	(60)	(86)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		320,620	(4,673)	(439)	(5,112)	0	(99)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		10,550	(198)	25	(173)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		255,860	29,654	(164)	29,490	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		18,800	(75)	(139)	(214)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		18,000	(79)	(201)	(280)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		17,600	(76)	(154)	(230)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		17,600	(60)	(301)	(361)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		33,400	(119)	(209)	(328)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		208,310	4,554	(3,486)	1,068	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		50,500	(204)	(334)	(538)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		472,330	(2,441)	(1,903)	(4,344)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		77,455	955	2,163	3,118	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		8,300	(30)	130	100	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		9,500	(38)	156	118	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		27,800	(108)	509	401	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		14,000	(53)	295	242	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		28,100	(99)	781	682	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		27,000	(93)	872	779	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		13,100	(47)	579	532	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		13,100	(52)	559	507	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		11,200	(38)	517	479	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		13,300	(46)	637	591	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		7,000	(25)	342	317	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		7,000	(25)	356	331	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		6,600	(23)	408	385	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		8,200	(30)	546	516	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		7,000	(29)	462	433	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		13,600	(57)	914	857	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		13,900	(63)	(597)	(660)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		14,200	(62)	(370)	(432)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		15,100	(63)	(301)	(364)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		120,910	(4,054)	2,655	(1,399)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		7,500	(32)	(85)	(117)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		14,200	(61)	(176)	(237)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		7,100	(31)	(29)	(60)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		7,100	(31)	(63)	(94)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		7,100	(32)	9	(23)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		14,300	(65)	59	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		15,500	(73)	39	(34)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		14,500	0	55	55	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		14,200	(65)	111	46	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		7,000	(29)	82	53	1	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	141

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.738%	Annual	01/23/2034	$	4,200	$(18)	$51	$33	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		8,100	(33)	43	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		14,200	(58)	86	28	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		14,200	(58)	109	51	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		7,500	(32)	21	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		6,900	(35)	83	48	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		5,900	(30)	98	68	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		28,000	(125)	621	496	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		15,100	(64)	84	20	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		7,700	(29)	70	41	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		15,000	(56)	147	91	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		14,600	(55)	367	312	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		7,600	(29)	192	163	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		15,600	(54)	450	396	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		14,400	(49)	561	512	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		14,400	(57)	575	518	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		15,200	(44)	584	540	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		80,300	(226)	3,153	2,927	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		14,200	(38)	601	563	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		39,200	(127)	1,895	1,768	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		16,900	(68)	(540)	(608)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		92,440	(2,481)	3,425	944	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		21,400	(65)	(566)	(631)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		15,000	(49)	(470)	(519)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		25,200	(100)	(261)	(361)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		25,200	(86)	17	(69)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		25,300	(93)	(44)	(137)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		28,000	(92)	178	86	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		39,800	(139)	207	68	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		27,900	(99)	127	28	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		25,200	(89)	237	148	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		28,800	(98)	208	110	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		25,100	(90)	79	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		19,300	(69)	131	62	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		17,400	(66)	248	182	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		14,600	(55)	158	103	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		17,900	(67)	178	111	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		16,200	(64)	308	244	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		14,400	(69)	483	414	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		8,200	(38)	268	230	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		32,800	(144)	970	826	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		25,400	(90)	819	729	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		25,300	(91)	784	693	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		26,500	(96)	(492)	(588)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		26,500	(94)	(665)	(759)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		16,800	(57)	(406)	(463)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		16,200	(45)	(313)	(358)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		28,900	(86)	(513)	(599)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		28,700	(90)	(455)	(545)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		58,200	(188)	(997)	(1,185)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		52,400	(186)	(643)	(829)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,570	42	(23)	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		14,400	(38)	231	193	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		9,800	(26)	166	140	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		14,300	(38)	304	266	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		14,400	(39)	282	243	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		42,300	(117)	1,316	1,199	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		15,500	(56)	(249)	(305)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		8,200	(29)	(106)	(135)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		16,400	(57)	(219)	(276)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		32,100	(108)	(503)	(611)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		19,100	(55)	(286)	(341)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		31,900	(156)	373	217	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,400	287	116	403	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		19,100	(56)	224	168	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		3,300	0	345	345	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		4,490	0	398	398	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		1,760	0	138	138	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(3,017)	(3,062)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(26,608)	(26,876)	0	(149)

142	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.491%	Semi-Annual	01/21/2051		$7,300	$(75)	$(3,202)	$(3,277)	$0	$(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(7,913)	(8,098)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	19,358	19,340	89	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	3,505	3,393	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	80,200	78,579	477	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	77,515	108,959	702	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,395)	(1,483)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(606)	(866)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(612)	(874)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(968)	(1,387)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	(86)	(110)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	(50)	(72)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	(61)	(84)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	926	886	21	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.925	Annual	11/15/2053		77,920	(614)	945	331	230	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(378)	(429)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	(21)	6,238	233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	(1,571)	12,137	290	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		57,500	5,720	(1,350)	4,370	168	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	58,300	0	(635)	(635)	0	(1)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(317)	(317)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(471)	(471)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(1,147)	(1,147)	0	(1)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(1,126)	(1,126)	0	(1)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(1,111)	(1,111)	0	(1)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(1,293)	(1,293)	0	(5)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(294)	(294)	0	(1)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,364)	(1,364)	0	(5)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(364)	(364)	0	(1)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,534)	(2,534)	0	(9)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,091)	(1,091)	0	(4)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(620)	(620)	0	(2)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(540)	(540)	0	(2)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(900)	(900)	0	(3)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,608)	(1,608)	0	(6)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,244)	(1,244)	0	(5)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(179)	(179)	0	(1)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,219)	(1,219)	0	(5)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(1,080)	(1,080)	0	(4)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(83)	(83)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(42)	(42)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(67)	(67)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(140)	(140)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		235,700	12	(221)	(209)	0	(43)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		167,700	0	(87)	(87)	0	(1)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		154,400	(9)	(38)	(47)	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		308,000	24	0	24	34	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	2,414	2,777	46	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	99	99	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	79	79	1	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	297	297	3	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	199	199	2	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	121	121	1	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	209	209	2	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	211	211	2	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	212	212	2	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	227	227	2	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	102	102	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	250	250	3	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	104	104	1	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	107	107	1	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	114	114	1	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	198	198	2	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	203	203	2	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	60	60	1	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	83	83	2	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	83	83	2	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	82	82	2	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	83	83	2	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	143

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	8.053%	Quarterly	01/07/2031	ZAR	32,900	$0	$85	$85	$2	$0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	86	86	2	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	263	263	7	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	125	125	3	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	506	506	12	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(170)	(84)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,126)	(502)	9	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		36,400	375	(176)	199	27	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	641	593	86	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	1,768	1,452	240	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	68	365	68	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		336,500	4,925	260	5,185	1,166	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025	EUR	1,200	0	19	19	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	1,159	1,118	15	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	1,143	1,112	14	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		15,100	(25)	360	335	15	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	369	347	15	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(21)	383	362	12	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(208)	(228)	0	(15)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		16,700	(34)	(12)	(46)	0	(23)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		698,700	3,589	(1,480)	2,109	1,173	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	1,692	696	108	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	604	567	25	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	332	302	27	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	326	295	28	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	199	171	29	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	87	45	0	(47)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(228)	(249)	26	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(57)	(81)	29	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	38	13	29	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(169)	(194)	31	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		9,500	(33)	164	131	0	(30)
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		10,000	(38)	166	128	0	(32)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		26,000	(102)	399	297	0	(83)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		17,100	0	24	24	57	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	8,680	9,646	0	(79)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,177	2,048	0	(19)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	34,507	38,492	0	(254)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		72,830	(862)	(477)	(1,339)	0	(570)
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	247	247	4	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	180	180	3	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	377	377	5	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	369	369	5	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	1,048	1,048	16	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	3,133	608	0	(1)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,025)	(1,031)	23	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(932)	(904)	22	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,570)	(1,732)	42	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,262)	(1,305)	37	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,106)	(2,176)	71	0

							$68,089	$361,777	$429,866	$7,530	$(5,167)

Total Swap Agreements							$77,120	$369,739	$446,859	$7,669	$(5,241)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$4,607	$7,670	$12,277	$0	$(1,616)	$(5,276)	$(6,892)

(m)

Securities with an aggregate market value of $314,866 and cash of $17,753 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

144	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $1 and liability of $(35) for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	165,874		$193,467	$0	$(1,278)
	10/2025		$984	AUD	1,499	7	0
	10/2025		67,596	CAD	94,040	0	(21)
	11/2025	AUD	1,499		$985	0	(8)
	11/2025	CAD	93,891		67,596	21	0

BOA	10/2025	JPY	266,602		1,780	0	(23)
	10/2025	SGD	7		6	0	0
	10/2025		$2,124	ILS	7,140	32	0
	10/2025		6,884	INR	608,880	0	(35)
	10/2025		2,087	JPY	308,806	4	(2)
	10/2025		2,780	KRW	3,848,336	0	(37)
	10/2025		1,123	NZD	1,949	8	0
	10/2025		1,063	PLN	3,822	0	(11)
	11/2025	NZD	1,949		$1,124	0	(8)
	11/2025	PEN	23,387		6,470	0	(257)
	11/2025		$1,343	ILS	4,491	13	0
	11/2025		1,780	JPY	265,679	23	0
	11/2025		324	ZAR	5,648	2	0
	12/2025		6,321	MXN	118,915	120	0

BPS	10/2025	BRL	444,104		$71,860	0	(11,583)
	10/2025	CNH	68,356		9,598	4	0
	10/2025	IDR	258,766,664		15,631	145	(26)
	10/2025	INR	414,693		4,708	44	0
	10/2025	JPY	308,871		2,079	0	(10)
	10/2025	KRW	9,060,665		6,530	74	0
	10/2025	TWD	890,770		29,636	398	(23)
	10/2025		$82,120	BRL	444,104	1,336	(13)
	10/2025		1,265	EUR	1,071	0	(7)
	10/2025		18,627	IDR	307,312,265	0	(207)
	10/2025		33,480	INR	2,961,256	0	(171)
	10/2025		16,434	KRW	22,697,525	0	(261)
	10/2025		2,810	PLN	10,228	4	(1)
	11/2025	IDR	57,487,105		$3,440	0	(4)
	11/2025	INR	348,916		3,920	0	0
	11/2025	KRW	3,013,904		2,150	1	0
	11/2025		$1,046	BRL	5,601	0	(2)
	11/2025		2,712	ILS	9,114	40	0
	11/2025		2,079	JPY	307,798	10	0
	12/2025	TWD	67,043		$2,234	21	0
	12/2025		$4,684	IDR	78,809,145	29	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	145

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	BRL	132,900		$23,266	$0	$(640)
	05/2026		$2,862	KWD	872	6	0
	06/2026		2,070		632	9	0
	07/2026		1,287		393	6	0
	06/2027		1,003		304	0	(1)
	05/2029	KWD	4,290		$14,750	546	0
	07/2029		573		1,970	73	0
	05/2030		3,223		11,100	385	0
	08/2030		1,339		4,514	59	0

BRC	10/2025	CHF	16,748		20,983	0	(57)
	10/2025	IDR	1,481,193		90	1	0
	10/2025	TRY	31,244		751	0	(1)
	10/2025		$13,424	CHF	10,765	99	0
	10/2025		1,287	MXN	24,084	25	0
	10/2025		5	NOK	52	0	0
	10/2025		7,772	PLN	28,417	45	0
	10/2025		83,841	TRY	3,612,636	1,840	0
	11/2025	AUD	4,057		$2,682	0	(4)
	11/2025	EUR	4,594		5,407	3	0
	11/2025	NOK	52		5	0	0
	11/2025		$20,983	CHF	16,682	57	0
	11/2025		32,581	TRY	1,419,552	403	0
	11/2025	ZAR	44,748		$2,541	0	(41)
	12/2025		$324	MXN	5,984	1	0
	12/2025		2,165	TRY	95,196	4	0

BSH	10/2025	BRL	388,439		$72,592	0	(392)
	10/2025	PEN	135,051		37,750	0	(1,136)
	10/2025		$72,059	BRL	388,439	944	(20)
	10/2025		331	NZD	572	0	0
	10/2025		7,386	PEN	25,909	75	0
	11/2025	NZD	572		$331	0	0
	11/2025	PEN	7,392		2,000	0	(127)
	12/2025	MXN	381,964		20,039	0	(650)
	12/2025	PEN	89,101		24,937	0	(676)
	12/2025		$72,592	BRL	393,963	375	0
	01/2026	PEN	20,484		$5,740	0	(142)
	03/2026		26,036		7,386	0	(77)
	04/2026	BRL	252,600		44,475	0	(963)

CBK	10/2025	AUD	44,142		29,223	111	(97)
	10/2025	CAD	108		78	0	0
	10/2025	CNH	243,878		34,340	110	0
	10/2025	EUR	70,543		82,421	0	(400)
	10/2025	IDR	157,312,451		9,490	83	(21)
	10/2025	INR	3,380,012		38,038	19	0
	10/2025	NOK	1,138		114	1	0
	10/2025	PEN	9,851		2,770	0	(66)
	10/2025	SGD	25,179		19,617	97	0
	10/2025	THB	18,150		562	2	0
	10/2025	TWD	1,222,047		41,008	860	0
	10/2025		$2,038	CAD	2,819	0	(13)
	10/2025		2,383	EUR	2,024	0	(7)
	10/2025		8,605	GBP	6,359	0	(52)
	10/2025		8,848	IDR	145,479,547	0	(129)
	10/2025		25,507	INR	2,242,291	0	(288)
	10/2025		512	NOK	5,102	0	0
	10/2025		613	PEN	2,152	7	0
	10/2025		4,638	SEK	43,930	28	0
	10/2025		24	SGD	31	0	0
	10/2025		10,406	TWD	316,694	8	(12)
	10/2025	ZAR	11,100		$641	0	(2)
	11/2025	NOK	5,101		512	0	0
	11/2025	PEN	27,976		7,830	0	(218)
	11/2025	SGD	31		24	0	0
	11/2025		$78	CAD	108	0	0
	11/2025		1,946	ILS	6,522	23	0
	11/2025		38,038	INR	3,386,931	0	(20)
	12/2025	PEN	64,773		$18,496	0	(124)
	12/2025	TWD	203,301		6,724	16	(2)

146	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2025		$4,843	IDR	81,390,126	$24	$0
	12/2025		23	PEN	82	0	0
	01/2026	PEN	7,868		$2,202	0	(58)
	01/2026	TWD	110,707		3,670	2	0
	02/2026	PEN	30,542		8,620	0	(144)
	03/2026		54,112		15,382	0	(132)
	08/2026		43,654		12,111	0	(336)

DUB	10/2025	CNH	146,475		20,600	42	0
	10/2025	IDR	78,184,214		4,770	84	0
	10/2025	INR	674,421		7,592	7	0
	10/2025	KRW	5,045,360		3,639	43	0
	10/2025	SGD	42,582		33,224	214	0
	10/2025		$4,515	ILS	15,428	142	0
	10/2025		15,739	INR	1,391,551	0	(87)
	11/2025	ILS	15,420		$4,515	0	(140)
	11/2025	INR	56,611		636	1	0
	11/2025		$7,592	INR	675,761	0	(6)
	11/2025	ZAR	108,056		$6,173	0	(62)

FAR	10/2025	AUD	48,918		31,731	0	(638)
	10/2025	CAD	130,137		94,588	1,070	0
	10/2025	CHF	3,001		3,767	0	(3)
	10/2025	CNH	63,863		8,995	31	0
	10/2025	SGD	22		17	0	0
	10/2025		$58,774	AUD	90,020	792	0
	10/2025		80,894	JPY	11,892,302	0	(478)
	10/2025		10,275	PLN	37,545	52	0
	10/2025		103,741	SGD	133,608	0	(165)
	11/2025	AUD	90,020		$58,803	0	(792)
	11/2025	SGD	133,270		103,741	156	0
	11/2025		$3,767	CHF	2,989	3	0
	12/2025	MXN	548,562		$28,849	0	(864)
	12/2025		$13	MXN	252	0	0

GLM	10/2025	BRL	485,000		$84,859	29	(6,298)
	10/2025	CHF	505		632	0	(3)
	10/2025	CNH	5,034		708	2	0
	10/2025	IDR	79,349,997		4,758	2	0
	10/2025	KRW	9,129,340		6,468	0	(39)
	10/2025	MXN	291,300		15,445	0	(431)
	10/2025	SGD	962		751	5	0
	10/2025		$89,297	BRL	485,000	1,844	(14)
	10/2025		4,679	IDR	77,345,417	0	(43)
	10/2025		5,512	INR	483,649	0	(72)
	10/2025		6,468	KRW	9,132,231	39	0
	10/2025		1,436	MXN	26,885	30	0
	10/2025		17,279	PLN	62,850	9	0
	11/2025		502	ILS	1,672	3	0
	12/2025	IDR	1,091,284		$65	0	0
	12/2025	MXN	11,130		586	0	(17)
	12/2025		$4,674	IDR	78,152,323	0	0
	04/2026	BRL	518,800		$91,465	11	(1,867)

IND	10/2025	AUD	6,763		4,419	0	(56)

JPM	10/2025	BRL	805,846		146,040	8	(5,378)
	10/2025	CAD	65,647		47,504	331	0
	10/2025	IDR	156,552,480		9,377	0	(6)
	10/2025	KRW	8,732,458		6,299	75	0
	10/2025	SGD	4,548		3,538	12	0
	10/2025		$147,713	BRL	805,846	3,698	0
	10/2025		4,944	GBP	3,678	2	0
	10/2025		16,921	IDR	280,707,840	6	(98)
	10/2025		2,234	ILS	7,502	30	0
	10/2025		5,122	PLN	18,821	56	0
	10/2025		5,352	TRY	228,419	122	0
	10/2025		1,100	TWD	33,397	0	(2)
	11/2025	ILS	2,462		$738	0	(5)
	11/2025		$113,760	BRL	614,678	807	0
	11/2025	ZAR	95,687		$5,459	0	(63)
	12/2025		$4,168	MXN	77,745	43	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	147

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2025	CAD	35		$26	$0	$0
	10/2025	CHF	532		667	0	(1)
	10/2025	CNH	74,538		10,487	25	0
	10/2025	EUR	46,668		55,268	477	0
	10/2025	IDR	7,771,773		472	6	0
	10/2025	JPY	153,080		1,029	0	(6)
	10/2025	KRW	25,713,941		18,435	112	0
	10/2025	SEK	68,906		7,187	0	(132)
	10/2025	SGD	58,930		45,985	301	0
	10/2025	THB	42,853		1,331	6	0
	10/2025		$12,641	CHF	10,019	0	(55)
	10/2025		11,114	CNH	79,173	0	(2)
	10/2025		22,522	EUR	19,175	0	(10)
	10/2025		26,042	GBP	19,299	25	(112)
	10/2025		217	JPY	31,856	0	(2)
	10/2025		13,442	KRW	18,773,150	0	(62)
	10/2025		5	NOK	53	0	0
	10/2025		1,953	NZD	3,330	0	(22)
	10/2025		2,830	SEK	27,100	48	0
	10/2025		1,980	THB	64,103	1	0
	11/2025	CNH	78,985		$11,114	2	0
	11/2025	NOK	53		5	0	0
	11/2025		$813	ILS	2,705	4	0
	11/2025		1,770	JPY	261,711	6	0
	12/2025		22,429	MXN	420,556	350	0

MYI	10/2025	BRL	12,900		$2,121	0	(302)
	10/2025	CNH	75,252		10,575	13	0
	10/2025	IDR	31,440,148		1,910	25	0
	10/2025	JPY	5,839,777		39,117	0	(372)
	10/2025		$2,425	BRL	12,900	0	(2)
	10/2025		897	JPY	132,370	0	(2)
	10/2025		0	NOK	2	0	0
	10/2025		1,532	PLN	5,546	0	(7)
	10/2025		5,443	TWD	163,976	0	(55)
	11/2025	NOK	2		$0	0	0
	11/2025		$39,117	JPY	5,819,569	372	0
	12/2025	TWD	162,910		$5,443	65	0
	12/2025		$8,055	MXN	151,952	176	0

NGF	10/2025	KRW	11,566,432		$8,316	73	0
	10/2025		$4,138	IDR	68,488,236	0	(33)
	11/2025		4,933	TRY	215,068	35	0
	12/2025		391		17,137	1	0

RBC	12/2025		5,783	MXN	107,957	65	0

SCX	10/2025	BRL	15,926		$2,994	1	0
	10/2025	CNH	54,728		7,702	21	0
	10/2025	IDR	87,470,791		5,239	0	(4)
	10/2025	INR	484,446		5,450	1	0
	10/2025	SGD	1,409		1,105	13	0
	10/2025	TWD	941,584		31,499	567	0
	10/2025		$2,994	BRL	15,926	0	(2)
	10/2025		30,702	GBP	22,953	168	0
	10/2025		4,621	IDR	75,984,632	0	(67)
	10/2025		15,289	INR	1,349,676	0	(109)
	10/2025		5,617	JPY	825,692	0	(33)
	11/2025	GBP	22,953		$30,707	0	(168)
	11/2025		$4,813	INR	428,729	0	0
	11/2025		9	JPY	1,261	0	0
	12/2025		2,994	BRL	16,154	0	(2)
	12/2025		5,239	IDR	87,691,865	6	0
	12/2025		5,289	MXN	97,989	19	0

SOG	10/2025	JPY	12,717,563		$85,468	0	(529)
	10/2025	NZD	5,851		3,409	17	0
	10/2025		$306,719	EUR	260,815	0	(508)
	10/2025		42,199	JPY	6,205,792	0	(235)
	10/2025		17	NOK	173	0	0
	11/2025	EUR	260,815		$307,334	511	0
	11/2025	NOK	173		17	0	0

148	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2025		$2,018	BRL	11,100	$51	$0
	11/2025		85,468	JPY	12,673,582	529	0

SSB	10/2025	GBP	52,289		$70,481	158	0
	10/2025	PEN	2,152		587	0	(33)

UAG	10/2025	CAD	31,069		22,486	160	0
	10/2025	ILS	31,620		9,478	0	(68)
	10/2025	NOK	4,243		417	0	(8)
	10/2025		$2,811	AUD	4,247	0	(1)
	10/2025		453	ILS	1,549	15	0
	10/2025		414	INR	36,551	0	(3)
	10/2025		2,216	PLN	8,019	0	(10)
	10/2025		1,980	THB	64,077	0	0
	10/2025		642	ZAR	11,099	0	0
	10/2025	ZAR	11,104		$642	0	0
	11/2025	ILS	1,548		453	0	(15)
	11/2025		$544	TRY	25,639	52	0
	11/2025	ZAR	48,675		$2,761	0	(48)
	12/2025		$5,275	MXN	98,646	68	0

Total Forward Foreign Currency Contracts						$23,029	$(41,683)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$859
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	7,553

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	585
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	4,804

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	173
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	3,744
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	686
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	4,231

Total Purchased Options							$18,118	$22,635

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Put - OTC USD versus TRY	TRY	41.600	11/12/2025	3,200	$(122)	$(2)

	Call - OTC USD versus TRY		56.900	11/12/2025	3,200	(89)	(11)

						$(211)	$(13)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	$(886)	$(793)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(1,401)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(2,030)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(5)
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(16)
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(29)

						$(11,902)	$(4,274)

Total Written Options						$(12,113)	$(4,287)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	149

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(3)		Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
											Asset	Liability
BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.631%		$	600	$(6)	$14	$8	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			3,100	(136)	159	23	0

BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			1,000	(48)	49	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			200	(18)	18	0	0

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766			2,300	(106)	113	7	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			900	(14)	26	12	0

CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			600	(22)	23	1	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.410			9,400	(47)	142	95	0

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		10,705	0	137	137	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			400	(18)	21	3	0

GST	Brazil Government International Bonds	1.000	Quarterly	06/20/2026	0.389			4,300	(145)	165	20	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			1,100	(40)	41	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			500	(45)	45	0	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.638			3,700	517	(242)	275	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.349			500	2	2	4	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			1,500	(20)	40	20	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			4,800	(131)	192	61	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543			600	(6)	15	9	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872			8,400	(71)	81	10	0

JPM	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.766			100	(5)	5	0	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			200	(8)	8	0	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			4,500	(54)	113	59	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			1,000	(29)	42	13	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.210			900	(7)	12	5	0

MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.541			38,300	(2,372)	2,676	304	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.933			2,800	(123)	127	4	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.025			3,100	(276)	275	0	(1)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.631			900	(15)	27	12	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.682			2,600	(67)	100	33	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2025	0.194			200	(3)	3	0	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.289			2,900	8	18	26	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.365			1,300	(4)	18	14	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.487			900	(17)	29	12	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.543			3,700	(39)	92	53	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.394			28,400	(1,243)	1,457	214	0

									$(4,608)	$6,043	$1,436	$(1)

150	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.13 Index	0.500%	Monthly	12/16/2072	$	214,500	$171	$619	$790	$0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		106,188	(1,021)	666	0	(355)

MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		3,400	(25)	42	17	0

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		72,100	(253)	619	366	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		187,700	205	486	691	0
	CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064		12,399	(105)	64	0	(41)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		1,300	0	7	7	0

							$(1,028)	$2,503	$1,871	$(396)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Leveraged Loan Index	34,825	226.850%	Maturity	12/22/2025	$	7,900	$0	$(18)	$0	$(18)
	Receive	iBoxx USD Liquid Leveraged Loan Index	13,943	227.350%	Maturity	12/22/2025		3,170	0	0	0	0

JPM	Receive	iBoxx USD Liquid Leveraged Loan Index	25,069	227.371%	Maturity	12/22/2025		5,700	0	65	65	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	24,879	227.500%	Maturity	12/22/2025		5,660	0	67	67	0

MYC	Receive	iBoxx USD Liquid Leveraged Loan Index	53,465	226.690%	Maturity	12/22/2025		12,120	0	(36)	0	(36)
	Receive	iBoxx USD Liquid Leveraged Loan Index	8,178	227.450%	Maturity	12/22/2025		1,860	0	21	21	0
	Receive	iBoxx USD Liquid Leveraged Loan Index	8,185	227.250%	Maturity	12/22/2025		1,860	0	(1)	0	(1)
	Receive	iBoxx USD Liquid Leveraged Loan Index	36,824	227.300%	Maturity	12/22/2025		8,370	0	(2)	0	(2)
	Receive	iBoxx USD Liquid Leveraged Loan Index	8,179	227.400%	Maturity	12/22/2025		1,860	0	22	22	0

									$0	$118	$175	$(57)

Total Swap Agreements									$(5,636)	$8,664	$3,482	$(454)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$28	$0	$0	$28	$(1,307)	$0	$0	$(1,307)	$(1,279)	$1,171	$(108)
BOA	202	0	31	233	(373)	0	0	(373)	(140)	0	(140)
BPS	3,190	0	1	3,191	(12,949)	0	(18)	(12,967)	(9,776)	9,652	(124)
BRC	2,478	0	19	2,497	(103)	0	0	(103)	2,394	(2,160)	234
BSH	1,394	0	0	1,394	(4,183)	0	0	(4,183)	(2,789)	2,509	(280)
CBK	1,391	0	96	1,487	(2,121)	0	0	(2,121)	(634)	0	(634)
DUB	533	8,412	140	9,085	(295)	0	0	(295)	8,790	(2,270)	6,520
FAR	2,104	0	0	2,104	(2,940)	(798)	0	(3,738)	(1,634)	1,978	344
GLM	1,974	5,389	0	7,363	(8,784)	0	0	(8,784)	(1,421)	5,615	4,194
GST	0	0	1,190	1,190	0	0	(355)	(355)	835	(1,170)	(335)
IND	0	0	0	0	(56)	0	0	(56)	(56)	0	(56)
JPM	5,190	0	209	5,399	(5,552)	0	0	(5,552)	(153)	192	39
MBC	1,363	0	0	1,363	(404)	0	0	(404)	959	(700)	259
MEI	0	0	17	17	0	0	0	0	17	0	17
MYC	0	8,834	1,772	10,606	0	(1,417)	(81)	(1,498)	9,108	(1,510)	7,598
MYI	651	0	0	651	(740)	0	0	(740)	(89)	166	77
NGF	109	0	0	109	(33)	(2,059)	0	(2,092)	(1,983)	2,134	151
RBC	65	0	0	65	0	0	0	0	65	0	65

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	151

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
SAL	$0	$0	$7	$7	$0	$0	$0	$0	$7	$0	$7
SCX	796	0	0	796	(385)	0	0	(385)	411	(260)	151
SOG	1,108	0	0	1,108	(1,272)	0	0	(1,272)	(164)	373	209
SSB	158	0	0	158	(33)	0	0	(33)	125	(350)	(225)
UAG	295	0	0	295	(153)	(13)	0	(166)	129	0	129

Total Over the Counter	$23,029	$22,635	$3,482	$49,146	$(41,683)	$(4,287)	$(454)	$(46,424)

(o)

Securities with an aggregate market value of $23,790 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,607	$4,607
Swap Agreements	0	140	0	0	7,530	7,670

	$0	$140	$0	$0	$12,137	$12,277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$23,029	$0	$23,029
Purchased Options	0	0	0	0	22,635	22,635
Swap Agreements	0	3,307	0	0	175	3,482

	$0	$3,307	$0	$23,029	$22,810	$49,146

	$0	$3,447	$0	$23,029	$34,947	$61,423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,616	$1,616
Swap Agreements	0	109	0	0	5,167	5,276

	$0	$109	$0	$0	$6,783	$6,892

152	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41,683	$0	$41,683
Written Options	0	0	0	13	4,274	4,287
Swap Agreements	0	397	0	0	57	454

	$0	$397	$0	$41,696	$4,331	$46,424

	$0	$506	$0	$41,696	$11,114	$53,316

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,149	$4,149
Futures	0	0	0	0	31,676	31,676
Swap Agreements	0	9,801	0	0	84,437	94,238

	$0	$9,801	$0	$0	$120,262	$130,063

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(44,971)	$0	$(44,971)
Purchased Options	0	0	0	(1,410)	0	(1,410)
Written Options	0	1,014	0	679	8,035	9,728
Swap Agreements	0	2,672	0	0	(1,717)	957

	$0	$3,686	$0	$(45,702)	$6,320	$(35,696)

	$0	$13,487	$0	$(45,702)	$126,582	$94,367

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$17	$17
Futures	0	0	0	0	(20,420)	(20,420)
Swap Agreements	0	1,109	0	0	(77,442)	(76,333)

	$0	$1,109	$0	$0	$(97,845)	$(96,736)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(10,860)	$0	$(10,860)
Purchased Options	0	0	0	0	798	798
Written Options	0	(91)	0	(121)	994	782
Swap Agreements	0	4,579	0	0	399	4,978

	$0	$4,488	$0	$(10,981)	$2,191	$(4,302)

	$0	$5,597	$0	$(10,981)	$(95,654)	$(101,038)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$114,342	$304,357	$418,699
Corporate Bonds & Notes
Banking & Finance	0	916,821	29,171	945,992
Industrials	0	647,393	278,139	925,532
Utilities	0	215,867	0	215,867
Municipal Bonds & Notes
Illinois	0	16	0	16
U.S. Government Agencies	0	9,312,298	0	9,312,298
U.S. Treasury Obligations	0	1,093,736	0	1,093,736
Non-Agency Mortgage-Backed Securities	0	1,911,886	129,444	2,041,330
Asset-Backed Securities
Automobile ABS Other	0	55,567	0	55,567
Automobile Sequential	0	777,204	0	777,204
CMBS Other	0	23,031	0	23,031

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Home Equity Other	$0	$758,938	$68,753	$827,691
Home Equity Sequential	0	8,015	0	8,015
Manufacturing House ABS Other	0	10,776	0	10,776
Manufacturing House Sequential	0	721	0	721
Whole Loan Collateral	0	127,202	0	127,202
Other ABS	0	888,040	278,499	1,166,539
Sovereign Issues	75,200	941,538	0	1,016,738
Common Stocks
Communication Services	4,677	0	5,389	10,066
Financials	720	0	37	757
Health Care	0	0	14,354	14,354
Industrials	0	0	689	689
Warrants
Financials	0	0	7	7
Preferred Securities

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	153

Schedule of Investments	PIMCO Low Duration Income Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Banking & Finance	$0	$0	$42	$42
Short-Term Instruments
Commercial Paper	0	118,134	0	118,134
Repurchase Agreements	0	3,832,811	0	3,832,811
Short-Term Notes	0	31,967	0	31,967
Nigeria Treasury Bills	0	38,553	0	38,553
U.S. Treasury Bills	0	2,644	0	2,644

	$80,597	$21,827,500	$1,108,881	$23,016,978

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,141,796	$0	$0	$2,141,796

Total Investments	$2,222,393	$21,827,500	$1,108,881	$25,158,774

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(350,797)	$0	$(350,797)

	$0	$(350,797)	$0	$(350,797)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments -Assets
Exchange-traded or centrally cleared	$3,453	$8,823	$0	$12,276
Over the counter	0	49,009	137	49,146

	$3,453	$57,832	$137	$61,422

Financial Derivative Instruments -Liabilities
Exchange-traded or centrally cleared	(1,165)	(5,692)	0	(6,857)
Over the counter	0	(46,424)	0	(46,424)

	$(1,165)	$(52,116)	$0	$(53,281)

Total Financial Derivative Instruments	$2,288	$5,716	$137	$8,141

Totals	$2,224,681	$21,482,419	$1,109,018	$24,816,118

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025(2)
Investments in Securities, at Value
Loan Participations and Assignments	$192,980	$182,809	$(79,786)	$225	$(82)	$3,381	$5,765	$(935)	$304,357	$3,851
Corporate Bonds & Notes
Banking & Finance	25,527	7,674	(5,100)	0	0	1,070	0	0	29,171	1,091
Industrials	40,597	237,460	(89)	(1)	0	741	0	(569)	278,139	740
Non-Agency Mortgage-Backed Securities	12,668	129,578	(414)	48	0	338	0	(12,774)	129,444	(135)
Asset-Backed Securities
Home Equity Other	0	68,684	(466)	3	17	515	0	0	68,753	515
Other ABS	65,792	281,201	(71,787)	5	(162)	3,450	0	0	278,499	3,494
Common Stocks
Communication Services	672	0	(97)	0	56	4,758	0	0	5,389	4,840
Financials	12,551	40	(12,948)	0	0	394	0	0	37	(12,554)
Health Care	14,865	0	0	0	0	(511)	0	0	14,354	(511)
Industrials	809	0	0	0	0	(120)	0	0	689	(120)
Warrants
Financials	9	8	(53)	0	(6,212)	6,255	0	0	7	0
Preferred Securities
Banking & Finance	0	42	0	0	0	0	0	0	42	0

	$366,470	$907,496	$(170,740)	$280	$(6,383)	$20,271	$5,765	$(14,278)	$1,108,881	$1,211

Financial Derivative Instruments - Assets
Over the counter	$117	$0	$(24)	$0	$0	$44	$0	$0	$137	$44

Totals	$366,587	$907,496	$(170,764)	$280	$(6,383)	$20,315	$5,765	$(14,278)	$1,109,018	$1,255

154	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$46,932	Comparable Companies	EBITDA Multiple	X	16.290	—
	3,100	Cost	Purchase Price		100.000	—
	187,338	Discounted Cash Flow	Discount Rate		4.070 - 50.000	5.853
	25,865	Indicative Market Quotation	Broker Quote		101.750	—
	26,000	Recent Transaction	Purchase Price		100.000	—
	15,122	Third Party Vendor	Broker Quote		40.500 - 100.500	99.024
Corporate Bonds & Notes
Banking & Finance	25,815	Discounted Cash Flow	Discount Rate		4.320 - 6.208	5.841
	2,583	Recent Transaction	Purchase Price		100.000	—
	773	Reference Instrument	Broker Quote		7.500	—
Industrials	29,264	Discounted Cash Flow	Discount Rate		4.437 - 6.730	5.433
	12,484	Discounted Cash Flow	Discount Rate		5.060	—
	9,531	Proxy Pricing	Base Price		100.000	—
	226,860	Recent Transaction	Purchase Price		100.000	—
Non-Agency Mortgage-Backed Securities	20,145	Proxy Pricing	Base Price		97.967	104.180
	109,299	Recent Transaction	Purchase Price		97.120	—
Asset-Backed Securities
Home Equity Other	68,753	Indicative Market Quotation	Broker Quote		97.063	—
Other ABS	227,404	Discounted Cash Flow	Discount Rate		4.525 - 24.400	5.739
	51,095	Proxy Pricing	Base Price		100.000	—
Common Stocks
Communication Services	4,434	Discounted Cash Flow	Discount Rate		7.930	—
	955	Reference Instrument	Stock Price w/ Liquidity Discount		12.000	—
Financials	37	Reference instrument	Stock Price w/ Liquidity Discount		8.150	—
Health Care	14,354	Comparable Companies	EBITDA Multiple	X	16.290	—
Industrials	518	Indicative Market Quotation	Broker Quote	$	0.375 - 21.667	21.491
	171	Indicative Market Quotation	Broker Quote	$	21.667	—
Warrants
Financials	7	Option Pricing Model	Volatility		62.500	—
Preferred Securities
Banking & Finance	42	Recent Transaction	Purchase Price	$	1,000.000	—

Financial Derivative Instruments - Assets
Over the counter	137	Indicative Market Quotation	Broker Quote		0.939	—

Total	$1,109,018

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	155

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.9%

CORPORATE BONDS & NOTES 60.7%

BANKING & FINANCE 51.7%

ABN AMRO Bank NV
5.750% due 09/22/2033 •(e)(f)	EUR	1,100	$1,307
6.375% due 09/22/2034 •(e)(f)		1,200	1,500
6.875% due 09/22/2031 •(e)(f)		4,300	5,516

African Development Bank
5.875% due 05/07/2035 •(e)(f)		$2,000	2,005

AIB Group PLC
6.000% due 07/14/2031 •(e)(f)	EUR	2,000	2,402
7.125% due 10/30/2029 •(e)(f)		3,200	4,035

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«•(b)		$5,000	300

ASR Nederland NV
6.500% due 04/02/2035 •(e)(f)	EUR	3,500	4,371

Aviva PLC
7.750% due 09/30/2032 •(e)(f)	GBP	1,300	1,826

Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(e)(f)	EUR	1,800	2,285
7.750% due 01/14/2032 •(e)(f)		$2,700	2,867
8.375% due 06/21/2028 •(e)(f)	EUR	3,800	4,955
9.375% due 03/19/2029 •(e)(f)		$1,200	1,341

Banco Mercantil del Norte SA
8.375% due 10/14/2030 •(e)(f)		8,600	9,202

Banco Santander SA
9.625% due 11/21/2028 •(e)(f)		2,400	2,693
9.625% due 05/21/2033 •(e)(f)		7,000	8,453

Bank of Ireland Group PLC
6.125% due 03/18/2032 •(e)(f)	EUR	1,100	1,321
6.375% due 03/10/2030 •(e)(f)		2,450	3,003

Bank of Montreal
7.300% due 11/26/2084 •(f)		$2,100	2,232

Bank of Nova Scotia
6.875% due 10/27/2085 •(a)(f)		2,000	1,999
7.350% due 04/27/2085 •(f)		5,200	5,433
8.000% due 01/27/2084 •(f)		2,000	2,149

Barclays PLC
8.375% due 09/15/2031 •(e)(f)	GBP	2,600	3,687
8.500% due 06/15/2030 •(e)(f)		6,100	8,717
8.875% due 09/15/2027 •(e)(f)		2,600	3,686
9.625% due 12/15/2029 •(e)(f)		$6,500	7,391

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(f)		3,500	3,691
8.125% due 01/08/2039 •(f)		5,600	6,110

BNP Paribas SA
7.375% due 09/10/2034 •(e)(f)		2,500	2,619
8.000% due 08/22/2031 •(e)(f)		10,200	11,002

CaixaBank SA
7.500% due 01/16/2030 •(e)(f)	EUR	1,800	2,355

Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(f)		$3,200	3,252
7.000% due 10/28/2085 •(f)		7,300	7,506

Commerzbank AG
6.500% due 10/09/2029 •(e)(f)	EUR	1,600	2,015
6.625% due 10/09/2032 •(e)(f)		2,800	3,467
7.875% due 10/09/2031 •(e)(f)		2,800	3,716

Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(e)(f)		7,200	8,169
3.250% due 12/29/2026 •(e)(f)		1,000	1,162
4.875% due 06/29/2029 •(e)(f)		3,000	3,570

Corebridge Financial, Inc.
6.375% due 09/15/2054 •(g)		$2,200	2,261
6.875% due 12/15/2052 •(g)		6,100	6,257

Credit Agricole Assurances SA
6.250% due 06/17/2035 •(e)(f)	EUR	2,200	2,712

Credit Agricole SA
5.875% due 03/23/2035 •(e)(f)		2,500	2,986
7.250% due 09/23/2028 •(e)(f)		800	1,013

Credit Suisse AG AT1 Claim		$58,550	7,612

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(e)		4,300	4,473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Bank AG
4.625% due 10/30/2027 •(e)(f)	EUR	1,400	$1,622
7.125% due 10/30/2030 •(e)(f)		2,400	2,976
7.375% due 10/30/2031 •(e)(f)		1,600	2,026
8.125% due 10/30/2029 •(e)(f)		3,200	4,108
10.000% due 12/01/2027 •(e)(f)		4,200	5,504

DNB Bank ASA
7.375% due 05/30/2029 •(e)(f)		$5,200	5,483

Equitable Holdings, Inc.
6.700% due 03/28/2055 •(g)		2,000	2,086

Erste Group Bank AG
4.250% due 10/15/2027 •(e)(f)	EUR	6,800	7,995
8.500% due 10/15/2028 •(e)(f)		2,000	2,650

Global Atlantic Fin Co.
7.950% due 10/15/2054 •(g)		$3,250	3,444

Groupe des Assurances du Credit Mutuel SADIR
5.000% due 10/30/2044 •	EUR	1,100	1,353

HSBC Holdings PLC
6.875% due 09/11/2029 •(e)(f)		$2,100	2,185
6.950% due 03/11/2034 •(e)(f)(g)		2,200	2,321

ING Groep NV
7.000% due 11/16/2032 •(e)(f)		2,500	2,580
8.000% due 05/16/2030 •(e)(f)		7,700	8,367

Intesa Sanpaolo SpA
9.125% due 09/07/2029 •(e)(f)	EUR	7,800	10,742

KBC Group NV
6.250% due 09/17/2031 •(e)(f)		1,600	1,965
8.000% due 09/05/2028 •(e)(f)		6,400	8,359

La Mondiale SAM
6.750% due 01/17/2034 •(e)(f)		1,900	2,377

Legal & General Group PLC
5.250% due 03/21/2047 •		$3,900	3,932

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		5,500	5,403
4.300% due 02/01/2061		4,300	2,712

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(e)(f)	GBP	2,400	3,400
8.500% due 09/27/2027 •(e)(f)		700	989
8.500% due 03/27/2028 •(e)(f)		8,100	11,554

Meiji Yasuda Life Insurance Co.
6.100% due 06/11/2055 •		$1,200	1,250

MetLife, Inc.
6.350% due 03/15/2055 •		2,000	2,127

Mitsubishi UFJ Financial Group, Inc.
8.200% due 01/15/2029 •(e)(f)		3,900	4,293

Mutuelle Assurance Travailleur Mutualiste SAM
4.625% due 02/23/2036	EUR	1,800	2,189

Nationwide Building Society
5.750% due 06/20/2027 •(e)(f)	GBP	700	938
7.500% due 12/20/2030 •(e)(f)		1,100	1,520
7.875% due 12/20/2031 •(e)(f)		1,500	2,092

NatWest Group PLC
5.125% due 05/12/2027 •(e)(f)		2,300	3,055
7.500% due 02/28/2032 •(e)(f)		7,000	9,591
7.625% due 09/30/2035 •(e)(f)		1,500	2,036
8.125% due 11/10/2033 •(e)(f)		$4,800	5,411

Nippon Life Insurance Co.
6.500% due 04/30/2055 •		7,500	8,083

NN Group NV
5.750% due 09/11/2034 •(e)(f)	EUR	3,400	4,053

Nomura Holdings, Inc.
7.000% due 07/15/2030 •(e)(f)		$2,000	2,073

Nordea Bank Abp
6.300% due 09/25/2031 •(e)(f)(g)		1,500	1,518

Prudential Financial, Inc.
6.000% due 09/01/2052 •		8,600	8,959
6.500% due 03/15/2054 •(g)		3,000	3,215

Reinsurance Group of America, Inc.
6.650% due 09/15/2055 •		2,000	2,101

Royal Bank of Canada
6.750% due 08/24/2085 •(f)		3,900	4,027
7.500% due 05/02/2084 •(f)		12,300	12,980

Sampo OYJ
5.250% due 03/24/2035 •(e)(f)	EUR	400	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale SA
9.375% due 11/22/2027 •(e)(f)		$900	$966
10.000% due 11/14/2028 •(e)(f)		3,400	3,771

Sumitomo Mitsui Financial Group, Inc.
6.600% due 06/05/2034 •(e)(f)		1,500	1,570

Svenska Handelsbanken AB
4.375% due 03/01/2027 •(e)(f)		2,400	2,364

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		2,400	2,492

Textron Financial Corp.
6.208% (TSFR3M + 1.997%) due 02/15/2067 ~		6,242	5,657

Toronto-Dominion Bank
7.250% due 07/31/2084 •(f)(g)		2,000	2,108
8.125% due 10/31/2082 •(f)		9,100	9,631

UBS Group AG
9.250% due 11/13/2028 •(e)(f)		800	885
9.250% due 11/13/2033 •(e)(f)		13,200	15,739

USB Realty Corp.
5.726% (US0003M + 1.147%) due 01/15/2027 ~(e)		6,567	5,307

			419,231

INDUSTRIALS 2.9%

Beignet
6.850% due 06/01/2049 «(a)		5,200	5,200

CVS Health Corp.
7.000% due 03/10/2055 •		1,500	1,577

Enbridge, Inc.
8.500% due 01/15/2084 •		1,759	2,016

Energy Transfer LP
6.500% due 02/15/2056 •(g)		1,600	1,594

Enterprise Products Operating LLC
5.375% due 02/15/2078 •		3,400	3,381

JT International Financial Services BV
3.870% due 09/04/2055 •	EUR	1,700	1,996

South Jersey Industries, Inc.
5.020% due 04/15/2031		$6,600	5,673

Southern Co.
6.375% due 03/15/2055 •		2,000	2,133

			23,570

UTILITIES 6.1%

AES Corp.
6.950% due 07/15/2055 •		900	886

American Electric Power Co., Inc.
6.050% due 03/15/2056 •		2,000	2,008
6.950% due 12/15/2054 •		2,100	2,278
7.050% due 12/15/2054 •		2,100	2,205

BP Capital Markets PLC
6.450% due 12/01/2033 •(e)(g)		3,800	4,062

CenterPoint Energy, Inc.
6.850% due 02/15/2055 •		2,600	2,764

CMS Energy Corp.
6.500% due 06/01/2055 •		2,000	2,073

Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,100	2,176
7.000% due 06/01/2054 •(g)		3,800	4,126

Electricite de France SA
7.375% due 06/17/2035 •(e)	GBP	700	961
9.125% due 03/15/2033 •(e)		$4,200	4,873

NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/2054 •		4,200	4,351
6.750% due 06/15/2054 •		5,400	5,822

Sempra
6.375% due 04/01/2056 •		3,300	3,389
6.400% due 10/01/2054 •(g)		1,200	1,228
6.625% due 04/01/2055 •		2,900	2,950

Sierra Pacific Power Co.
6.200% due 12/15/2055 •		3,200	3,206

			49,358

Total Corporate Bonds & Notes (Cost $458,641)			492,159

156	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

Agence France Locale
7.000% due 06/17/2031 •(e)(f)	EUR	2,000	$2,561

Total Sovereign Issues (Cost $2,105)			2,561

		SHARES
PREFERRED SECURITIES 35.5%

BANKING & FINANCE 32.7%

Aircastle Ltd.
5.250% due 06/15/2026 •(e)		4,000,000	3,983

Ally Financial, Inc.
4.700% due 05/15/2028 •(e)		2,200,000	2,029

American AgCredit Corp.
5.250% due 06/15/2026 •(e)		5,000,000	4,938

American Express Co.
3.550% due 09/15/2026 •(e)		5,350,000	5,250

Banco Santander SA
8.000% due 02/01/2034 •(e)(f)		4,600,000	5,075

Bank of America Corp.
5.875% due 03/15/2028 •(e)		25,910,000	26,204
6.625% due 05/01/2030 •(e)		7,200,000	7,506

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(e)		2,200,000	2,187

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(e)		2,000,000	1,775

CaixaBank SA
5.875% due 10/09/2027 •(e)(f)		800,000	974
8.250% due 03/13/2029 •(e)(f)		4,200,000	5,548

Charles Schwab Corp.
4.000% due 12/01/2030 •(e)		11,900,000	11,193
5.000% due 12/01/2027 •(e)		4,675,000	4,603

Citigroup, Inc.
6.875% (H15T5Y + 2.890%) due 12/31/2099 ~		2,000,000	2,065
6.950% due 02/15/2030 •(e)		12,700,000	13,062
7.000% due 08/15/2034 •(e)		750,000	799
7.625% due 11/15/2028 •(e)		7,200,000	7,571

CoBank ACB
7.125% due 01/01/2030 •(e)		225,000	234

Compeer Financial ACA
4.875% due 08/15/2026 •(e)		5,000,000	4,890

Cooperatieve Rabobank UA
6.500% þ(e)		5,939,725	8,036

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(e)		10,000,000	9,835

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(e)		7,000,000	6,979
7.000% due 09/15/2030 •(e)		2,400,000	2,521
7.750% due 06/15/2029 •(e)		4,500,000	4,725

	SHARES	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	7,200,000	$7,338
6.850% due 02/10/2030 •(e)	1,800,000	1,873
7.500% due 02/10/2029 •(e)	4,200,000	4,472
7.500% due 05/10/2029 •(e)	7,100,000	7,518

Huntington Bancshares, Inc.
6.250% due 10/15/2030 •(e)	2,000,000	1,998

JPMorgan Chase & Co.
4.200% due 09/01/2026 (e)	62,600	1,182
4.625% due 06/01/2026 (e)	171,000	3,466
6.500% due 04/01/2030 •(e)	15,700,000	16,271
6.875% due 06/01/2029 •(e)	5,800,000	6,122

MetLife Capital Trust IV
7.875% due 12/15/2067 (g)	6,100,000	6,833

MetLife, Inc.
4.750% due 12/15/2025 (e)	103,400	2,157

Morgan Stanley
4.875% due 01/15/2026 (e)	112,700	2,417
6.625% due 10/15/2029 (e)	129,200	3,348
7.459% (TSFR3M + 3.422%) due 12/15/2025 ~(e)	3,600,000	3,624

Nationwide Building Society
10.250% ~	35,604	6,211

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	10,500,000	10,195
6.250% due 03/15/2030 •(e)	3,300,000	3,390

State Street Corp.
6.700% due 03/15/2029 •(e)	6,200,000	6,461

Synchrony Financial
8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(e)	82,500	2,135

Truist Financial Corp.
5.100% due 03/01/2030 •(e)	4,900,000	4,900

U.S. Bancorp
5.300% due 04/15/2027 •(e)	4,400,000	4,396

Wells Fargo & Co.
4.250% due 09/15/2026 (e)	129,900	2,308
4.750% due 12/15/2025 (e)	63,000	1,244
6.850% due 09/15/2029 •(e)	9,900,000	10,425
7.625% due 09/15/2028 •(e)	2,300,000	2,468

		264,734

INDUSTRIALS 1.4%

Energy Transfer LP
7.125% due 05/15/2030 •(e)	9,200,000	9,541

SVB Financial Trust
0.000% due 11/07/2032 (d)	1,528,000	183

Venture Global LNG, Inc.
9.000% due 09/30/2029 •(e)	1,500,000	1,487

		11,211

	SHARES	MARKET VALUE (000S)
UTILITIES 1.4%

Edison International
5.000% due 12/15/2026 •(e)	4,100,000	$3,902

SCE Trust VII
7.500% due 11/22/2028 (e)	168,700	3,976

Sempra
4.875% due 10/15/2025 •(e)	3,700,000	3,702

		11,580

Total Preferred Securities (Cost $319,561)		287,525

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

U.S. TREASURY BILLS 0.4%
4.028% due 10/14/2025 - 01/27/2026 (c)(d)(j)	$3,310	3,285

Total Short-Term Instruments (Cost $3,285)		3,285

Total Investments in Securities (Cost $783,592)		785,530

	SHARES
INVESTMENTS IN AFFILIATES 6.0%

SHORT-TERM INSTRUMENTS 6.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%

PIMCO Short-Term Floating NAV Portfolio III	5,037,593	49,061

Total Short-Term Instruments (Cost $49,028)		49,061

Total Investments in Affiliates (Cost $49,028)		49,061

Total Investments 102.9% (Cost $832,620)		$834,591

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $1,004)		(1,131)

Other Assets and Liabilities, net (2.8)%		(22,569)

Net Assets 100.0%		$810,891

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	157

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	4.560%	09/12/2025	01/15/2026		$(8,721)	$(8,743)
BRC	4.150	09/19/2025	TBD	(2)	(2,161)	(2,164)
IND	4.400	09/30/2025	12/24/2025		(3,042)	(3,042)
	4.640	09/16/2025	12/16/2025		(3,334)	(3,341)
JML	3.500	09/19/2025	TBD	(2)	(2,307)	(2,310)
SCX	3.250	09/19/2025	TBD	(2)	(1,451)	(1,452)
	3.800	09/19/2025	TBD	(2)	(1,919)	(1,922)
SOG	4.000	09/26/2025	10/01/2025		(763)	(764)
	4.670	08/18/2025	10/14/2025		(6,330)	(6,366)
	4.670	08/20/2025	10/14/2025		(769)	(773)
	4.740	07/15/2025	10/08/2025		(3,739)	(3,777)
	4.740	08/20/2025	10/08/2025		(4,236)	(4,259)

Total Reverse Repurchase Agreements						$(38,913)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(8,743)	$0	$(8,743)	$9,375	$632
BRC	0	(2,164)	0	(2,164)	2,261	97
IND	0	(6,383)	0	(6,383)	7,125	742
JML	0	(2,310)	0	(2,310)	2,321	11
SCX	0	(3,374)	0	(3,374)	3,626	252
SOG	0	(15,939)	0	(15,939)	17,023	1,084

Total Borrowings and Other Financing Transactions	$0	$(38,913)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(764)	$(8,809)	$(6,383)	$(16,591)	$(32,547)
Preferred Securities	0	(6,366)	0	0	(6,366)

Total Borrowings	$(764)	$(15,175)	$(6,383)	$(16,591)	$(38,913)

Payable for reverse repurchase agreements					$(38,913)

(g)	Securities with an aggregate market value of $41,828 have been pledged as collateral under the terms of the above master agreements as of September 30, 2025.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(26,741) at a weighted average interest rate of 4.642%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

158	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Guilt December Futures	12/2025	105	$12,828	$58	$55	$(7)
U.S. Treasury 2-Year Note December Futures	12/2025	68	14,171	(1)	8	0
U.S. Treasury 5-Year Note December Futures	12/2025	622	67,919	123	17	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2025	409	49,106	1,249	0	(230)
U.S. Ultra Treasury 10-Year Note December Futures	12/2025	499	57,424	532	0	(32)

				$1,961	$80	$(270)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2025	100	$(13,831)	$9	$0	$(19)
Euro-Bund December Futures	12/2025	106	(16,000)	(95)	4	(42)
Euro-Buxl 30-Year Bond December Futures	12/2025	35	(4,704)	(106)	9	(44)
Euro-Schatz December Futures	12/2025	172	(21,603)	23	0	(4)
U.S. Treasury 10-Year Note December Futures	12/2025	50	(5,625)	0	1	0
U.S. Treasury Long-Term Bond December Futures	12/2025	50	(5,830)	(53)	12	0

				$(222)	$26	$(109)

Total Futures Contracts				$1,739	$106	$(379)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	3,500	$24	$1	$25	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		8,600	(42)	(8)	(50)	12	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		12,300	259	(50)	209	0	(39)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		4,170	197	(71)	126	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$	800	4	(7)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		12,700	(271)	144	(127)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		35,800	2,483	(1,174)	1,309	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		5,400	(1,285)	(732)	(2,017)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	(44)	127	83	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		2,100	(284)	26	(258)	0	(6)
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	10,000	(38)	(10)	(48)	4	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,610	11	(3)	8	4	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		650	(10)	(2)	(12)	0	(5)

Total Swap Agreements							$1,004	$(1,758)	$(754)	$23	$(106)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$109	$23	$132	$0	$(379)	$(106)	$(485)

Cash of $8,234 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $3 for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	159

Consolidated Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2025	EUR	128,255		$149,590	$0	$(988)

BRC	10/2025	GBP	455		615	3	0
	10/2025		$5,952	EUR	5,077	9	0
	11/2025	EUR	5,077		$5,964	0	(9)
	11/2025		$615	GBP	455	0	(3)

CBK	10/2025	GBP	1,310		$1,781	20	0
	10/2025		$11,745	EUR	10,060	67	(1)

FAR	10/2025	AUD	483		$314	0	(6)
	10/2025		$316	AUD	483	4	0
	11/2025	AUD	483		$316	0	(4)

JPM	10/2025	EUR	4,428		5,179	0	(20)
	10/2025	GBP	150		202	0	0
	10/2025		$7,270	EUR	6,216	28	0

MBC	10/2025	EUR	1,700		$1,986	0	(10)
	10/2025	GBP	924		1,249	8	0
	10/2025		$547	EUR	467	2	0
	10/2025		166	GBP	124	1	0
	11/2025		889		660	0	(2)

RYL	10/2025	EUR	4		$5	0	0

SCX	10/2025	GBP	229		306	0	(2)
	10/2025		$58,010	GBP	43,369	317	0
	11/2025	GBP	43,369		$58,021	0	(316)
	11/2025		$306	GBP	229	2	0

SOG	10/2025		132,380	EUR	112,568	0	(220)
	11/2025	EUR	112,568		$132,646	220	0

SSB	10/2025	GBP	41,645		56,134	126	0
	10/2025		$1,812	GBP	1,344	0	(4)
	11/2025		166		124	0	0

Total Forward Foreign Currency Contracts						$807	$(1,585)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$0	$0	$0	$0	$(988)	$0	$0	$(988)	$(988)	$1,273	$285
BRC	12	0	0	12	(12)	0	0	(12)	0	0	0
CBK	87	0	0	87	(1)	0	0	(1)	86	0	86
FAR	4	0	0	4	(10)	0	0	(10)	(6)	0	(6)
JPM	28	0	0	28	(20)	0	0	(20)	8	0	8
MBC	11	0	0	11	(12)	0	0	(12)	(1)	0	(1)
SCX	319	0	0	319	(318)	0	0	(318)	1	0	1
SOG	220	0	0	220	(220)	0	0	(220)	0	0	0
SSB	126	0	0	126	(4)	0	0	(4)	122	(310)	(188)

Total Over the Counter	$807	$0	$0	$807	$(1,585)	$0	$0	$(1,585)

(j)

Securities with an aggregate market value of $1,273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

160	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

September 30, 2025	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$109	$109
Swap Agreements	0	0	0	0	23	23

	$0	$0	$0	$0	$132	$132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$807	$0	$807

	$0	$0	$0	$807	$132	$939

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$379	$379
Swap Agreements	0	0	0	0	106	106

	$0	$0	$0	$0	$485	$485

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,585	$0	$1,585

	$0	$0	$0	$1,585	$485	$2,070

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(945)	$(945)
Swap Agreements	0	187	0	0	667	854

	$0	$187	$0	$0	$(278)	$(91)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,296)	$0	$(16,296)

	$0	$187	$0	$(16,296)	$(278)	$(16,387)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(504)	$(504)
Swap Agreements	0	0	0	0	(692)	(692)

	$0	$0	$0	$0	$(1,196)	$(1,196)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,649	$0	$4,649

	$0	$0	$0	$4,649	$(1,196)	$3,453

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	161

Schedule of Investments	PIMCO Preferred and Capital Securities Fund	(Cont.)	September 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$418,931	$300	$419,231
Industrials	0	18,370	5,200	23,570
Utilities	0	49,358	0	49,358
Sovereign Issues	0	2,561	0	2,561
Preferred Securities
Banking & Finance	18,257	246,477	0	264,734
Industrials	0	11,211	0	11,211
Utilities	3,976	7,604	0	11,580
Short-Term Instruments
U.S. Treasury Bills	0	3,285	0	3,285

	$22,233	$757,797	$5,500	$785,530

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	49,061	0	0	49,061

Total Investments	$71,294	$757,797	$5,500	$834,591

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$68	$61	$0	$129
Over the counter	0	807	0	807

	$68	$868	$0	$936

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(116)	(369)	0	(485)
Over the counter	0	(1,585)	0	(1,585)

	$(116)	$(1,954)	$0	$(2,070)

Total Financial Derivative Instruments	$(48)	$(1,086)	$0	$(1,134)

Totals	$71,246	$756,711	$5,500	$833,457

There were no significant transfers into or out of Level 3 during the period ended September 30, 2025.

162	PIMCO CREDIT BOND FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

PIMCO Preferred and Capital Securities Fund has established PIMCO Capital Securities Fund (Cayman) Ltd, a Cayman Islands exempted company (the “Subsidiary”), which is wholly-owned and controlled by the PIMCO Preferred and Capital Securities Fund. PIMCO also serves as the investment adviser for the Subsidiary. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements.

Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Notes to Financial Statements	(Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Diversified Income Fund	Daily	Monthly

PIMCO ESG Income Fund	Daily	Monthly

PIMCO High Yield Fund	Daily	Monthly

PIMCO High Yield Spectrum Fund	Daily	Monthly

PIMCO Long-Term Credit Bond Fund	Daily	Monthly

PIMCO Low Duration Credit Fund	Daily	Monthly

PIMCO Low Duration Income Fund	Daily	Monthly

PIMCO Credit Opportunities Bond Fund	Quarterly	Quarterly

PIMCO Preferred and Capital Securities Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources

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other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end. At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation

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Notes to Financial Statements	(Cont.)

is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

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Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The

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Notes to Financial Statements	(Cont.)

Central Funds are considered to be affiliated with the Funds. PIMCO Credit Opportunities Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund and PIMCO Preferred and Capital Securities Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$0	$70,131	$(40,300)	$(2)	$13	$29,842	$728	$0

PIMCO Diversified Income Fund	242,178	382,626	(420,500)	50	77	204,431	5,131	0

PIMCO High Yield Fund	230,096	837,558	(709,800)	(137)	185	357,902	7,545	0

PIMCO High Yield Spectrum Fund	2,812	48,045	(49,599)	2	0	1,260	146	0

PIMCO Long-Term Credit Bond Fund	40,681	897,132	(854,400)	10	17	83,440	923	0

PIMCO Low Duration Credit Fund	3,559	44,019	(34,400)	2	2	13,182	217	0

PIMCO Low Duration Income Fund	1,232,613	2,858,567	(1,950,208)	(40)	864	2,141,796	42,371	0

PIMCO Preferred and Capital Securities Fund	22,683	229,466	(203,100)	(3)	15	49,061	964	0

Investments in PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Credit Opportunities Bond Fund	$39,401	$0	$(38,749)	$(1,214)	$562	$0	$141	$0

PIMCO High Yield Fund	226,705	0	(60,282)	(1,466)	3,433	168,390	5,731	0

Investments in PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO High Yield Fund	$28,765	$4,973	$0	$0	$792	$34,530	$843	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-

delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with their own

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operations. Investments in ETFs entail certain risks; in particular, investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association

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(“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

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Notes to Financial Statements	(Cont.)

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund and PIMCO Low Duration Credit Fund entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Funds pay financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The Funds also pay a fee of 0.25% per annum on the unused commitment amounts. As of September 30, 2025, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Interest and outstanding borrowings, if any, paid by the Funds is disclosed as part of the interest expense on the Statements of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statements of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Funds	Maximum Available Commitment	Commitment and Upfront Fees

PIMCO High Yield Fund	$243,000,000	$354,483

PIMCO High Yield Spectrum Fund	$10,000,000	$14,383

PIMCO Low Duration Credit Fund	$7,000,000	$10,209

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(e) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the

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flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(f) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2025, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the

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Notes to Financial Statements	(Cont.)

possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Interest Rate-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the

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Notes to Financial Statements	(Cont.)

terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

	PIMCO Credit Opportunities Bond Fund	PIMCO Diversified Income Fund	PIMCO ESG Income Fund	PIMCO High Yield Fund	PIMCO High Yield Spectrum Fund	PIMCO Long-Term Credit Bond Fund	PIMCO Low Duration Credit Fund	PIMCO Low Duration Income Fund	PIMCO Preferred and Capital Securities Fund

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

“Covenant-lite” Obligations	—	—	—	—	—	—	X	—	—

Credit	X	X	X	X	X	X	X	X	X

Capital Securities	—	—	—	—	—	—	—	—	X

Preferred Securities	—	—	—	—	—	—	—	—	X

Concentration in Banking Industries	—	—	—	—	—	—	—	—	X

Contingent Convertible Securities	—	—	X	—	—	—	—	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—	X	—	X	—

Collateralized Loan Obligations	—	X	—	—	—	—	—	X	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Loan	X	—	—	—	—	—	X	—	—

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	—	X	X

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Subsidiary	—	—	—	—	—	—	—	—	X

Regulation S Securities	—	—	—	—	—	—	—	—	X

Short Exposure	X	X	X	X	X	X	X	X	X

Environmental, Social and Governance	—	—	X	—	—	—	—	—	—

Convertible Securities	X	—	—	—	—	—	—	—	—

Distribution Rate	—	—	X	—	—	—	—	X	—

Turnover	X	X	X	—	—	X	—	X	—

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Notes to Financial Statements	(Cont.)

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

“Covenant-lite” Obligations Risk is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, the Fund will be more susceptible to these risks than a fund that does not invest in capital securities to the same extent as the Fund.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Concentration in Banking Industries Risk is the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

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Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Loan Risk is the risk that investing in loans exposes a Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a loan prepays or redeems the loan prior to maturity, a Fund

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Notes to Financial Statements	(Cont.)

may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Fund invests in loans that are covenant-lite obligations, a Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk is the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the Subsidiary will be achieved.

Regulation S Securities Risk is the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly,

Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Risk is the risk that, because a Fund’s ESG strategy may select or typically exclude securities of certain issuers for reasons in addition to performance, a Fund’s performance may differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor. The Fund also faces the risk that reliance on third-party data and ratings, which may be inconsistent, incomplete, or inaccurate, could lead to misaligned investments and adversely impact its performance and objectives.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Distribution Rate Risk is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic

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developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	183

Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

184	PIMCO CREDIT BOND FUNDS

September 30, 2025	(Unaudited)

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A		Class C	Class C-2	Class R
PIMCO Credit Opportunities Bond Fund	0.30%	0.30%	0.40%	0.50%	(2)*	N/A	0.45%		0.45%	N/A	N/A
PIMCO Diversified Income Fund	0.45%	0.30%	0.40%	0.50%	(2)	0.30%	0.45%		0.45%	N/A	N/A
PIMCO ESG Income Fund	0.25%	0.25%	0.35%	0.45%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO High Yield Fund	0.25%	0.30%	0.40%	0.50%	(2)	0.30%	0.40%		0.40%	N/A	0.40%
PIMCO High Yield Spectrum Fund	0.30%	0.30%	0.40%	0.50%	(2)	N/A	0.40%		0.40%	N/A	N/A
PIMCO Long-Term Credit Bond Fund	0.30%	0.25%	0.35%	N/A		N/A	0.40%	*	N/A	N/A	N/A
PIMCO Low Duration Credit Fund	0.40%	0.30%	0.40%	N/A		N/A	0.35%		0.35%	N/A	N/A
PIMCO Low Duration Income Fund	0.30%	0.20%	0.30%	0.40%	(2)	N/A	0.35%		0.35%	0.35%	N/A
PIMCO Preferred and Capital Securities Fund(1)	0.44%	0.35%	0.45%	0.55%	(2)	N/A	0.45%		0.45%	N/A	N/A

(1)

PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(2)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2025.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Low Duration Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%), 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Low Duration Income Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Low Duration Income Fund	0.50%	0.25%
Class R

All Funds	0.25%	0.25%
	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	185

Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2025, the Distributor retained $1,889,208 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2025 were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO ESG Income Fund	$—	$(0)	$—	$(0)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

186	PIMCO CREDIT BOND FUNDS

September 30, 2025	(Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO ESG Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Low Duration Income Fund and PIMCO Preferred and Capital Securities Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of September 30, 2025, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Diversified Income Fund	$5

PIMCO ESG Income Fund	2

PIMCO High Yield Fund	12

PIMCO High Yield Spectrum Fund	0

PIMCO Low Duration Income Fund	44

PIMCO Preferred and Capital Securities Fund	10

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $471,793. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Credit Opportunities Bond Fund, PIMCO Diversified Income Fund, PIMCO High Yield Fund, PIMCO High Yield Spectrum Fund, PIMCO Long-Term Credit Bond Fund and PIMCO Preferred and Capital Securities Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2025, the amount waived and/or reimbursed was $14,255 for PIMCO Credit Opportunities Bond Fund and $658,660 for PIMCO High Yield Fund.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	187

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2025 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Credit Opportunities Bond Fund	$163,955	$211,487	$169,411	$206,287

PIMCO Diversified Income Fund	3,573,619	3,520,786	437,339	378,067

PIMCO ESG Income Fund	598,043	592,023	20,614	9,058

PIMCO High Yield Fund	29,044	423,393	3,248,344	3,510,708

PIMCO High Yield Spectrum Fund	22,493	36,699	158,177	114,486

PIMCO Long-Term Credit Bond Fund	2,127,002	2,510,548	198,244	401,004

PIMCO Low Duration Credit Fund	4,698	3,200	51,018	58,356

PIMCO Low Duration Income Fund	58,841,627	56,531,998	2,566,145	1,106,451

PIMCO Preferred and Capital Securities Fund	2,400	0	153,738	149,304

†	A zero balance may reflect actual amounts rounding to less than one thousand.

188	PIMCO CREDIT BOND FUNDS

September 30, 2025	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Credit Opportunities Bond Fund				PIMCO Diversified Income Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,808	$46,956	8,828	$85,208	14,992	$147,535	36,260	$351,274

I-2	6,767	65,431	8,293	79,778	1,457	14,275	5,372	51,889

I-3	N/A	N/A	N/A	N/A	136	1,333	1,279	12,365

Administrative Class	N/A	N/A	N/A	N/A	177	1,729	285	2,764

Class A	276	2,695	2,071	20,016	827	8,115	2,112	20,429

Class C	45	424	249	2,364	113	1,116	391	3,771

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	558	5,442	1,065	10,242	7,018	68,981	14,274	137,731

I-2	453	4,388	800	7,647	284	2,788	551	5,315

I-3	N/A	N/A	N/A	N/A	52	513	145	1,399

Administrative Class	N/A	N/A	N/A	N/A	46	451	87	838

Class A	71	695	141	1,352	391	3,840	798	7,700

Class C	7	71	14	132	47	459	103	997

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(2,533)	(24,724)	(6,503)	(62,781)	(21,297)	(206,369)	(93,547)	(900,616)

I-2	(3,173)	(30,630)	(7,542)	(72,371)	(2,364)	(23,060)	(5,211)	(50,312)

I-3	N/A	N/A	N/A	N/A	(989)	(9,561)	(1,364)	(13,208)

Administrative Class	N/A	N/A	N/A	N/A	(153)	(1,482)	(380)	(3,663)

Class A	(630)	(6,145)	(1,332)	(12,858)	(1,622)	(15,857)	(4,402)	(42,489)

Class C	(76)	(730)	(88)	(831)	(369)	(3,611)	(993)	(9,568)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	6,573	$63,873	5,996	$57,898	(1,254)	$(8,805)	(44,240)	$(423,384)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	189

Notes to Financial Statements	(Cont.)

PIMCO ESG Income Fund				PIMCO High Yield Fund				PIMCO High Yield Spectrum Fund

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

5,912	$55,693	9,339	$87,038	87,720	$704,864	186,534	$1,498,379	10,619	$98,454	31,251	$288,868

1,813	16,975	1,420	13,262	6,353	50,999	7,973	63,929	1,262	11,643	2,552	23,365

368	3,445	645	6,046	6,832	54,738	988	7,949	124	1,134	18	158

N/A	N/A	N/A	N/A	3,368	27,128	4,445	35,686	N/A	N/A	N/A	N/A

28	259	76	711	3,594	28,913	8,129	65,009	546	5,057	1,139	10,474

9	89	25	233	137	1,102	315	2,536	39	362	146	1,355

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	360	2,899	1,480	11,872	N/A	N/A	N/A	N/A

746	7,045	1,386	12,933	23,931	193,142	49,857	399,894	1,182	10,960	1,379	12,658

104	981	144	1,344	1,123	9,067	2,213	17,746	113	1,057	586	5,339

27	253	38	353	179	1,452	81	652	5	46	4	38

N/A	N/A	N/A	N/A	963	7,773	2,033	16,303	N/A	N/A	N/A	N/A

5	51	12	114	1,390	11,217	3,004	24,090	143	1,328	281	2,577

1	6	1	11	39	317	81	652	14	125	27	243

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	126	1,017	255	2,046	N/A	N/A	N/A	N/A

(2,372)	(22,278)	(6,400)	(59,624)	(164,830)	(1,315,869)	(272,248)	(2,175,529)	(7,692)	(70,653)	(9,655)	(88,794)

(386)	(3,642)	(657)	(6,138)	(5,168)	(41,272)	(13,225)	(105,801)	(981)	(8,934)	(15,182)	(140,791)

(259)	(2,435)	(273)	(2,563)	(1,364)	(10,790)	(341)	(2,737)	(27)	(247)	(32)	(284)

N/A	N/A	N/A	N/A	(3,671)	(29,500)	(10,752)	(86,319)	N/A	N/A	N/A	N/A

(21)	(200)	(106)	(991)	(6,484)	(52,067)	(18,842)	(151,271)	(575)	(5,308)	(1,399)	(12,803)

(1)	(13)	(18)	(164)	(260)	(2,092)	(631)	(5,056)	(80)	(735)	(171)	(1,574)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	(923)	(7,366)	(1,278)	(10,259)	N/A	N/A	N/A	N/A

5,974	$56,229	5,632	$52,565	(46,585)	$(364,328)	(49,929)	$(390,229)	4,692	$44,289	10,944	$100,829

190	PIMCO CREDIT BOND FUNDS

September 30, 2025	(Unaudited)

	PIMCO Long-Term Credit Bond Fund				PIMCO Low Duration Credit Fund

	Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	38,294	$333,185	87,689	$782,604	2,575	$23,195	4,359	$39,758

I-2	4,449	39,159	19,584	177,408	121	1,104	327	2,975

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	344	3,138	966	8,764

Class C	N/A	N/A	N/A	N/A	30	277	75	678

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	9,914	86,852	18,263	162,277	400	3,634	799	7,258

I-2	509	4,454	1,090	9,699	29	264	55	503

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	151	1,369	311	2,825

Class C	N/A	N/A	N/A	N/A	13	119	30	272

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(39,885)	(345,365)	(104,793)	(933,957)	(3,240)	(29,291)	(5,033)	(45,749)

I-2	(7,733)	(67,261)	(21,964)	(197,988)	(128)	(1,147)	(277)	(2,512)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(575)	(5,218)	(1,404)	(12,731)

Class C	N/A	N/A	N/A	N/A	(95)	(858)	(190)	(1,720)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	5,548	$51,024	(131)	$43	(375)	$(3,414)	18	$321

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	191

Notes to Financial Statements	(Cont.)

PIMCO Low Duration Income Fund				PIMCO Preferred and Capital Securities Fund

Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025		Six Months Ended 09/30/2025 (Unaudited)		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

228,398	$1,865,407	293,533	$2,368,351	9,498	$88,677	29,095	$268,713

333,497	2,703,717	292,338	2,359,735	3,106	29,111	10,037	93,265

14,194	115,857	12,538	101,172	974	8,862	2,237	20,614

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

114,625	936,877	160,097	1,294,190	1,062	9,855	3,026	27,834

6,936	56,669	10,456	84,444	104	967	510	4,715

441	3,601	929	7,514	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

15,563	127,207	27,055	218,337	1,098	10,354	2,779	25,698

17,152	140,200	27,589	222,535	474	4,453	839	7,740

582	4,761	874	7,051	106	997	233	2,142

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

7,526	61,511	12,417	100,198	246	2,302	583	5,356

651	5,322	1,218	9,830	33	305	63	579

46	374	77	622	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(133,465)	(1,086,542)	(198,649)	(1,603,334)	(7,744)	(72,780)	(47,224)	(437,858)

(101,943)	(830,205)	(352,385)	(2,844,998)	(4,308)	(40,352)	(7,075)	(65,421)

(6,984)	(57,099)	(8,115)	(65,387)	(797)	(7,388)	(2,538)	(23,184)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(44,180)	(359,954)	(95,027)	(766,970)	(1,784)	(16,545)	(7,331)	(67,419)

(3,484)	(28,405)	(7,794)	(62,910)	(133)	(1,233)	(571)	(5,225)

(122)	(996)	(360)	(2,900)	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

449,433	$3,658,302	176,791	$1,427,480	1,935	$17,585	(15,337)	$(142,451)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2025. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Credit Opportunities Bond Fund	3	0	54%	0%

PIMCO Diversified Income Fund	1	0	31%	0%

PIMCO ESG Income Fund	2	0	71%	0%

PIMCO High Yield Fund	2	0	44%	0%

PIMCO High Yield Spectrum Fund	1	1	27%	23%

PIMCO Long-Term Credit Bond Fund	2	0	37%	0%

PIMCO Low Duration Credit Fund	2	0	57%	0%

PIMCO Low Duration Income Fund	1	0	18%	0%

PIMCO Preferred and Capital Securities Fund	3	0	49%	0%

192	PIMCO CREDIT BOND FUNDS

September 30, 2025	(Unaudited)

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on February 4, 2015, as a wholly-owned subsidiary acting as an investment vehicle for the PIMCO Preferred and Capital Securities Fund (the “PCS Fund”) in order to effect certain investments for the PCS Fund consistent with the PCS Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The PCS Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PCS Fund and the Subsidiary. The consolidated financial statements include the accounts of the PCS Fund and the Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PCS Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the PCS Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 16.4% of the PCS Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Credit Opportunities Bond Fund	$28,444	$27,811

PIMCO Diversified Income Fund	95,757	361,444

PIMCO ESG Income Fund	1,983	5,434

PIMCO High Yield Fund	50,424	630,493

PIMCO High Yield Spectrum Fund*	5,028	63,195

PIMCO Long-Term Credit Bond Fund	230,528	244,342

PIMCO Low Duration Credit Fund*	9,488	80,785

PIMCO Low Duration Income Fund	516,252	402,302

PIMCO Preferred and Capital Securities Fund	88,357	191,926

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	193

Notes to Financial Statements	(Cont.)	September 30, 2025	(Unaudited)

As of September 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Credit Opportunities Bond Fund	$519,912	$17,928	$(15,044)	$2,884

PIMCO Diversified Income Fund	3,520,179	102,602	(182,456)	(79,854)

PIMCO ESG Income Fund	420,455	13,932	(16,560)	(2,628)

PIMCO High Yield Fund	8,269,576	168,640	(74,210)	94,430

PIMCO High Yield Spectrum Fund	503,939	19,035	(12,018)	7,017

PIMCO Long-Term Credit Bond Fund	4,020,596	96,935	(362,102)	(265,167)

PIMCO Low Duration Credit Fund	151,317	2,332	(815)	1,517

PIMCO Low Duration Income Fund	25,152,720	781,243	(670,625)	110,618

PIMCO Preferred and Capital Securities Fund	833,624	56,005	(54,831)	1,174

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

194	PIMCO CREDIT BOND FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.

BNY	Bank of New York Mellon	IND	Crédit Agricole Corporate and Investment Bank S.A.	PER	Pershing LLC

BOA	Bank of America N.A.	JML	JP Morgan Securities Plc	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	JPM	JP Morgan Chase Bank N.A.	RDR	RBC Capital Markets LLC

BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	MEI	Merrill Lynch International	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	SOG	Societe Generale Paris

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank

GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford

GSC	Goldman Sachs & Co. LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar

COP	Colombian Peso	KWD	Kuwaiti Dinar	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

EGP	Egyptian Pound	MXN	Mexican Peso	TWD	Taiwanese Dollar

EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HUF	Hungarian Forint

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

BISTREFI	Turkish Lira Overnight Reference Rate	EUR001M	1 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate

CAONINDX	Bloomberg CORRA Compounded Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CAONREPO	Canadian Overnight Repo Rate Average	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	TSFR6M	Term SOFR 6-Month

CDX.HY	Credit Derivatives Index - High Yield	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index

CDX.IG	Credit Derivatives Index - Investment Grade	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REIT	Real Estate Investment Trust

BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BRL-CDI	Brazil Interbank Deposit Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	JSC	Joint Stock Company	TBD	To-Be-Determined

CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding

CDO	Collateralized Debt Obligation	Oat	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	195

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Credit Opportunities Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1187	$0.0000	$0.0000	$0.1187

September 2025	$0.1213	$0.0000	$0.0000	$0.1213

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1175	$0.0000	$0.0000	$0.1175

September 2025	$0.1191	$0.0000	$0.0000	$0.1191

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1110	$0.0000	$0.0000	$0.1110

September 2025	$0.1108	$0.0000	$0.0000	$0.1108

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.0973	$0.0000	$0.0000	$0.0973

September 2025	$0.0929	$0.0000	$0.0000	$0.0929
PIMCO Diversified Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0452	$0.0000	$0.0000	$0.0452

May 2025	$0.0482	$0.0000	$0.0000	$0.0482

June 2025	$0.0426	$0.0000	$0.0000	$0.0426

July 2025	$0.0466	$0.0000	$0.0000	$0.0466

August 2025	$0.0471	$0.0000	$0.0000	$0.0471

September 2025	$0.0446	$0.0000	$0.0000	$0.0446

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0444	$0.0000	$0.0000	$0.0444

May 2025	$0.0473	$0.0000	$0.0000	$0.0473

June 2025	$0.0418	$0.0000	$0.0000	$0.0418

July 2025	$0.0458	$0.0000	$0.0000	$0.0458

August 2025	$0.0462	$0.0000	$0.0000	$0.0462

September 2025	$0.0438	$0.0000	$0.0000	$0.0438

196	PIMCO CREDIT BOND FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0440	$0.0000	$0.0000	$0.0440

May 2025	$0.0469	$0.0000	$0.0000	$0.0469

June 2025	$0.0414	$0.0000	$0.0000	$0.0414

July 2025	$0.0454	$0.0000	$0.0000	$0.0454

August 2025	$0.0458	$0.0000	$0.0000	$0.0458

September 2025	$0.0434	$0.0000	$0.0000	$0.0434

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0432	$0.0000	$0.0000	$0.0432

May 2025	$0.0461	$0.0000	$0.0000	$0.0461

June 2025	$0.0406	$0.0000	$0.0000	$0.0406

July 2025	$0.0445	$0.0000	$0.0000	$0.0445

August 2025	$0.0449	$0.0000	$0.0000	$0.0449

September 2025	$0.0426	$0.0000	$0.0000	$0.0426

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0420	$0.0000	$0.0000	$0.0420

May 2025	$0.0448	$0.0000	$0.0000	$0.0448

June 2025	$0.0395	$0.0000	$0.0000	$0.0395

July 2025	$0.0433	$0.0000	$0.0000	$0.0433

August 2025	$0.0436	$0.0000	$0.0000	$0.0436

September 2025	$0.0414	$0.0000	$0.0000	$0.0414

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0361	$0.0000	$0.0000	$0.0361

May 2025	$0.0384	$0.0000	$0.0000	$0.0384

June 2025	$0.0336	$0.0000	$0.0000	$0.0336

July 2025	$0.0370	$0.0000	$0.0000	$0.0370

August 2025	$0.0371	$0.0000	$0.0000	$0.0371

September 2025	$0.0354	$0.0000	$0.0000	$0.0354
PIMCO ESG Income Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0434	$0.0000	$0.0001	$0.0435

May 2025	$0.0432	$0.0000	$0.0000	$0.0432

June 2025	$0.0401	$0.0000	$0.0000	$0.0401

July 2025	$0.0414	$0.0000	$0.0000	$0.0414

August 2025	$0.0429	$0.0000	$0.0000	$0.0429

September 2025	$0.0378	$0.0000	$0.0000	$0.0378

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0426	$0.0000	$0.0001	$0.0427

May 2025	$0.0424	$0.0000	$0.0000	$0.0424

June 2025	$0.0393	$0.0000	$0.0000	$0.0393

July 2025	$0.0406	$0.0000	$0.0000	$0.0406

August 2025	$0.0420	$0.0000	$0.0000	$0.0420

September 2025	$0.0370	$0.0000	$0.0000	$0.0370

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	197

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0423	$0.0000	$0.0001	$0.0424

May 2025	$0.0420	$0.0000	$0.0000	$0.0420

June 2025	$0.0389	$0.0000	$0.0000	$0.0389

July 2025	$0.0402	$0.0000	$0.0000	$0.0402

August 2025	$0.0416	$0.0000	$0.0000	$0.0416

September 2025	$0.0367	$0.0000	$0.0000	$0.0367

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0403	$0.0000	$0.0001	$0.0404

May 2025	$0.0399	$0.0000	$0.0000	$0.0399

June 2025	$0.0371	$0.0000	$0.0000	$0.0371

July 2025	$0.0382	$0.0000	$0.0000	$0.0382

August 2025	$0.0395	$0.0000	$0.0000	$0.0395

September 2025	$0.0347	$0.0000	$0.0000	$0.0347

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0346	$0.0000	$0.0001	$0.0347

May 2025	$0.0338	$0.0000	$0.0000	$0.0338

June 2025	$0.0315	$0.0000	$0.0000	$0.0315

July 2025	$0.0322	$0.0000	$0.0000	$0.0322

August 2025	$0.0333	$0.0000	$0.0000	$0.0333

September 2025	$0.0291	$0.0000	$0.0000	$0.0291
PIMCO High Yield Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0412	$0.0000	$0.0000	$0.0412

May 2025	$0.0442	$0.0000	$0.0000	$0.0442

June 2025	$0.0380	$0.0000	$0.0000	$0.0380

July 2025	$0.0438	$0.0000	$0.0000	$0.0438

August 2025	$0.0447	$0.0000	$0.0000	$0.0447

September 2025	$0.0412	$0.0000	$0.0000	$0.0412

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0406	$0.0000	$0.0000	$0.0406

May 2025	$0.0435	$0.0000	$0.0000	$0.0435

June 2025	$0.0373	$0.0000	$0.0000	$0.0373

July 2025	$0.0432	$0.0000	$0.0000	$0.0432

August 2025	$0.0440	$0.0000	$0.0000	$0.0440

September 2025	$0.0406	$0.0000	$0.0000	$0.0406

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0402	$0.0000	$0.0000	$0.0402

May 2025	$0.0432	$0.0000	$0.0000	$0.0432

June 2025	$0.0370	$0.0000	$0.0000	$0.0370

July 2025	$0.0428	$0.0000	$0.0000	$0.0428

August 2025	$0.0436	$0.0000	$0.0000	$0.0436

September 2025	$0.0403	$0.0000	$0.0000	$0.0403

198	PIMCO CREDIT BOND FUNDS

(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0396	$0.0000	$0.0000	$0.0396

May 2025	$0.0424	$0.0000	$0.0000	$0.0424

June 2025	$0.0364	$0.0000	$0.0000	$0.0364

July 2025	$0.0421	$0.0000	$0.0000	$0.0421

August 2025	$0.0429	$0.0000	$0.0000	$0.0429

September 2025	$0.0396	$0.0000	$0.0000	$0.0396

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0390	$0.0000	$0.0000	$0.0390

May 2025	$0.0417	$0.0000	$0.0000	$0.0417

June 2025	$0.0357	$0.0000	$0.0000	$0.0357

July 2025	$0.0414	$0.0000	$0.0000	$0.0414

August 2025	$0.0422	$0.0000	$0.0000	$0.0422

September 2025	$0.0390	$0.0000	$0.0000	$0.0390

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0341	$0.0000	$0.0000	$0.0341

May 2025	$0.0365	$0.0000	$0.0000	$0.0365

June 2025	$0.0309	$0.0000	$0.0000	$0.0309

July 2025	$0.0363	$0.0000	$0.0000	$0.0363

August 2025	$0.0369	$0.0000	$0.0000	$0.0369

September 2025	$0.0341	$0.0000	$0.0000	$0.0341

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0374	$0.0000	$0.0000	$0.0374

May 2025	$0.0400	$0.0000	$0.0000	$0.0400

June 2025	$0.0341	$0.0000	$0.0000	$0.0341

July 2025	$0.0397	$0.0000	$0.0000	$0.0397

August 2025	$0.0404	$0.0000	$0.0000	$0.0404

September 2025	$0.0374	$0.0000	$0.0000	$0.0374
PIMCO High Yield Spectrum Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0512	$0.0000	$0.0000	$0.0512

May 2025	$0.0523	$0.0000	$0.0000	$0.0523

June 2025	$0.0467	$0.0000	$0.0000	$0.0467

July 2025	$0.0524	$0.0000	$0.0000	$0.0524

August 2025	$0.0518	$0.0000	$0.0000	$0.0518

September 2025	$0.0487	$0.0000	$0.0000	$0.0487

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0505	$0.0000	$0.0000	$0.0505

May 2025	$0.0515	$0.0000	$0.0000	$0.0515

June 2025	$0.0459	$0.0000	$0.0000	$0.0459

July 2025	$0.0516	$0.0000	$0.0000	$0.0516

August 2025	$0.0510	$0.0000	$0.0000	$0.0510

September 2025	$0.0480	$0.0000	$0.0000	$0.0480

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	199

Distribution Information	(Cont.)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0503	$0.0000	$0.0000	$0.0503

May 2025	$0.0511	$0.0000	$0.0000	$0.0511

June 2025	$0.0456	$0.0000	$0.0000	$0.0456

July 2025	$0.0512	$0.0000	$0.0000	$0.0512

August 2025	$0.0506	$0.0000	$0.0000	$0.0506

September 2025	$0.0476	$0.0000	$0.0000	$0.0476

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0486	$0.0000	$0.0000	$0.0486

May 2025	$0.0495	$0.0000	$0.0000	$0.0495

June 2025	$0.0441	$0.0000	$0.0000	$0.0441

July 2025	$0.0496	$0.0000	$0.0000	$0.0496

August 2025	$0.0489	$0.0000	$0.0000	$0.0489

September 2025	$0.0461	$0.0000	$0.0000	$0.0461

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0431	$0.0000	$0.0000	$0.0431

May 2025	$0.0435	$0.0000	$0.0000	$0.0435

June 2025	$0.0386	$0.0000	$0.0000	$0.0386

July 2025	$0.0437	$0.0000	$0.0000	$0.0437

August 2025	$0.0428	$0.0000	$0.0000	$0.0428

September 2025	$0.0405	$0.0000	$0.0000	$0.0405

PIMCO Long-Term Credit Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0419	$0.0000	$0.0000	$0.0419

May 2025	$0.0432	$0.0000	$0.0000	$0.0432

June 2025	$0.0407	$0.0000	$0.0000	$0.0407

July 2025	$0.0429	$0.0000	$0.0000	$0.0429

August 2025	$0.0436	$0.0000	$0.0000	$0.0436

September 2025	$0.0410	$0.0000	$0.0000	$0.0410

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0412	$0.0000	$0.0000	$0.0412

May 2025	$0.0425	$0.0000	$0.0000	$0.0425

June 2025	$0.0400	$0.0000	$0.0000	$0.0400

July 2025	$0.0421	$0.0000	$0.0000	$0.0421

August 2025	$0.0429	$0.0000	$0.0000	$0.0429

September 2025	$0.0402	$0.0000	$0.0000	$0.0402

200	PIMCO CREDIT BOND FUNDS

(Unaudited)

PIMCO Low Duration Credit Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0547	$0.0000	$0.0000	$0.0547

May 2025	$0.0630	$0.0000	$0.0000	$0.0630

June 2025	$0.0498	$0.0000	$0.0000	$0.0498

July 2025	$0.0543	$0.0000	$0.0000	$0.0543

August 2025	$0.0578	$0.0000	$0.0000	$0.0578

September 2025	$0.0516	$0.0000	$0.0000	$0.0516

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0540	$0.0000	$0.0000	$0.0540

May 2025	$0.0622	$0.0000	$0.0000	$0.0622

June 2025	$0.0490	$0.0000	$0.0000	$0.0490

July 2025	$0.0535	$0.0000	$0.0000	$0.0535

August 2025	$0.0570	$0.0000	$0.0000	$0.0570

September 2025	$0.0509	$0.0000	$0.0000	$0.0509

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0525	$0.0000	$0.0000	$0.0525

May 2025	$0.0606	$0.0000	$0.0000	$0.0606

June 2025	$0.0476	$0.0000	$0.0000	$0.0476

July 2025	$0.0520	$0.0000	$0.0000	$0.0520

August 2025	$0.0554	$0.0000	$0.0000	$0.0554

September 2025	$0.0495	$0.0000	$0.0000	$0.0495

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0470	$0.0000	$0.0000	$0.0470

May 2025	$0.0547	$0.0000	$0.0000	$0.0547

June 2025	$0.0422	$0.0000	$0.0000	$0.0422

July 2025	$0.0461	$0.0000	$0.0000	$0.0461

August 2025	$0.0494	$0.0000	$0.0000	$0.0494

September 2025	$0.0440	$0.0000	$0.0000	$0.0440

PIMCO Low Duration Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0380	$0.0000	$0.0000	$0.0380

May 2025	$0.0380	$0.0000	$0.0000	$0.0380

June 2025	$0.0380	$0.0000	$0.0000	$0.0380

July 2025	$0.0380	$0.0000	$0.0000	$0.0380

August 2025	$0.0380	$0.0000	$0.0000	$0.0380

September 2025	$0.0380	$0.0000	$0.0000	$0.0380

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	201

Distribution Information	(Cont.)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0373	$0.0000	$0.0000	$0.0373

May 2025	$0.0373	$0.0000	$0.0000	$0.0373

June 2025	$0.0373	$0.0000	$0.0000	$0.0373

July 2025	$0.0373	$0.0000	$0.0000	$0.0373

August 2025	$0.0373	$0.0000	$0.0000	$0.0373

September 2025	$0.0373	$0.0000	$0.0000	$0.0373

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0370	$0.0000	$0.0000	$0.0370

May 2025	$0.0370	$0.0000	$0.0000	$0.0370

June 2025	$0.0370	$0.0000	$0.0000	$0.0370

July 2025	$0.0370	$0.0000	$0.0000	$0.0370

August 2025	$0.0370	$0.0000	$0.0000	$0.0370

September 2025	$0.0370	$0.0000	$0.0000	$0.0370

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0353	$0.0000	$0.0000	$0.0353

May 2025	$0.0353	$0.0000	$0.0000	$0.0353

June 2025	$0.0353	$0.0000	$0.0000	$0.0353

July 2025	$0.0353	$0.0000	$0.0000	$0.0353

August 2025	$0.0353	$0.0000	$0.0000	$0.0353

September 2025	$0.0353	$0.0000	$0.0000	$0.0353

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0333	$0.0000	$0.0000	$0.0333

May 2025	$0.0333	$0.0000	$0.0000	$0.0333

June 2025	$0.0333	$0.0000	$0.0000	$0.0333

July 2025	$0.0332	$0.0000	$0.0000	$0.0332

August 2025	$0.0332	$0.0000	$0.0000	$0.0332

September 2025	$0.0332	$0.0000	$0.0000	$0.0332

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2025	$0.0319	$0.0000	$0.0000	$0.0319

May 2025	$0.0319	$0.0000	$0.0000	$0.0319

June 2025	$0.0319	$0.0000	$0.0000	$0.0319

July 2025	$0.0319	$0.0000	$0.0000	$0.0319

August 2025	$0.0319	$0.0000	$0.0000	$0.0319

September 2025	$0.0318	$0.0000	$0.0000	$0.0318

202	PIMCO CREDIT BOND FUNDS

(Unaudited)

PIMCO Preferred and Capital Securities Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1217	$0.0000	$0.0000	$0.1217

September 2025	$0.1213	$0.0000	$0.0000	$0.1213

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1199	$0.0000	$0.0000	$0.1199

September 2025	$0.1187	$0.0000	$0.0000	$0.1187

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1184	$0.0000	$0.0000	$0.1184

September 2025	$0.1180	$0.0000	$0.0000	$0.1180

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1153	$0.0000	$0.0000	$0.1153

September 2025	$0.1128	$0.0000	$0.0000	$0.1128

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2025	$0.1018	$0.0000	$0.0000	$0.1018

September 2025	$0.0951	$0.0000	$0.0000	$0.0951

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	203

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

204	PIMCO CREDIT BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	SEPTEMBER 30, 2025	205

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)

At a meeting held on August 19-20, 2025, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2026. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2026. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates (collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of any investment management agreements between PIMCO and any wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2026.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed: During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the

Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 19-20, 2025 meeting. The Independent Trustees also met via video conference with Counsel on July 23, 2025, and conducted a video conference meeting on August 13, 2025 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The

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Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussions below are intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management that PIMCO provides to the Funds. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to, for example, investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including recently adopted regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s ongoing supervision and oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services: The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

March 31, 2025 and other performance data, as available, over short- and long-term periods ended June 30, 2025 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2025 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant to the specified index as provided to the Board (the “performance index”) in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a better comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative performance indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2025. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or performance indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to the Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its performance index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (excluding extraordinary expenses, interest expenses, acquired fund fees and expenses, and certain other items) (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by

208	PIMCO CREDIT BOND FUNDS

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PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity and derivatives management, the implementation and compliance of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO is responsible for providing a broad array of fund supervision and administrative functions, including, but not limited to: compliance oversight and testing, legal services, risk management, technology, shareholder servicing, reporting, business management and executive leadership. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee for each Fund. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise, such as when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. In addition, the Board considered proposed advisory and supervisory and administrative fee reductions for certain Funds and/or classes. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that invest in other investment companies or operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered any fee waiver agreements in place for the Funds of Funds.

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Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Cont.)

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also reviewed materials demonstrating the benefits of the unified fee to shareholders during market downturns and/or periods of high volatility. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. Such benefits also include ancillary benefits to PIMCO or its employees related to service or rate offers in financial firms’ other business lines, which can result in PIMCO or its employees having access to more favorable products or rates. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street, and its recent strategic managed service arrangement with a third-party consultant. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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7. CONCLUSIONS

Based on their review, including the comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSCRBONDFSTMSAR_093025

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	December 4, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	December 4, 2025